UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: March 31

Date of reporting period: October 1, 2004 – March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

•	PIMCO Funds—Institutional and Administrative Classes

•	PIMCO Funds—A, B, and C Classes

•	PIMCO Funds—Class D

•	PIMCO Funds Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds Total Return Fund—A, B, and C Classes

•	PIMCO Funds Total Return Fund—Class D

•	PIMCO Funds—Strategic Markets Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy & IndexPLUS Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Class R

•	Private Account Portfolio Series

ANNUAL REPORT	PIMCO Funds
March 31, 2005

California Intermediate Municipal Bond Fund

Share Classes	California Municipal Bond Fund

Institutional and Administrative	Convertible Fund

Diversified Income Fund

Emerging Markets Bond Fund

European Convertible Fund

Floating Income Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

GNMA Fund

High Yield Fund

Investment Grade Corporate Bond Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Municipal Bond Fund

New York Municipal Bond Fund

Real Return Fund

Real Return Fund II

Short Duration Municipal Income Fund

Short-Term Fund

StocksPLUS Fund

Total Return Mortgage Fund

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds. By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the twelve-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the twelve-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark ten-year Treasury increased 0.65% for the twelve months to end the period at 4.48%. While all but the very longest maturity yields increased during the twelve-month period, the short and intermediate maturity yields increased the most, causing the two- to ten-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our Web site at www.allianzinvestors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

03.31.05  |  PIMCO Funds Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

On each individual Fund Summary page in this Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Diversified Income Fund changed its primary benchmark index from the blended index of 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the Merrill Lynch Global High Yield BB-B Rated Index (Hedged to USD), and the J.P. Morgan EMBI Global Index to the Lehman Brothers Global Credit Hedged USD Index. The Lehman Global Credit Index more closely reflects the universe of securities in which the Fund invests.

Information about how each fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606, on our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each fund is available by calling PIMCO Funds at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of the each fiscal year, which is available on the SEC’s website at http://www.sec.gov. A copy of each fund’s Form N-Q is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, each fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

2  PIMCO Funds Annual Report  |  03.31.05

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors such as increase in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

03.31.05  |  PIMCO Funds Annual Report  3

PIMCO California Intermediate Municipal Bond Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	California Intermediate Municipal Bond Fund	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,035,313	5,032,226
10/31/1999	4,998,038	4,998,933
11/30/1999	5,040,593	5,039,949
12/31/1999	5,018,422	4,993,778
01/31/2000	5,034,390	5,022,020
02/29/2000	5,066,955	5,049,614
03/31/2000	5,158,118	5,123,805
04/30/2000	5,145,459	5,084,685
05/31/2000	5,170,144	5,098,594
06/30/2000	5,268,173	5,213,479
07/31/2000	5,337,733	5,284,702
08/31/2000	5,414,917	5,366,904
09/30/2000	5,398,442	5,336,141
10/31/2000	5,433,154	5,367,516
11/30/2000	5,459,904	5,391,707
12/31/2000	5,550,991	5,478,058
01/31/2001	5,641,724	5,575,379
02/28/2001	5,650,896	5,574,139
03/31/2001	5,704,668	5,599,284
04/30/2001	5,613,264	5,497,471
05/31/2001	5,710,997	5,593,307
06/30/2001	5,745,338	5,626,035
07/31/2001	5,815,154	5,718,190
08/31/2001	5,932,622	5,823,251
09/30/2001	5,927,320	5,807,057
10/31/2001	5,957,864	5,872,822
11/30/2001	5,932,819	5,806,573
12/31/2001	5,886,709	5,745,693
01/31/2002	5,969,953	5,862,893
02/28/2002	6,023,027	5,932,739
03/31/2002	5,941,465	5,790,033
04/30/2002	6,037,492	5,919,977
05/31/2002	6,087,678	5,977,980
06/30/2002	6,127,822	6,032,123
07/31/2002	6,153,332	6,104,464
08/31/2002	6,187,057	6,192,181
09/30/2002	6,295,670	6,335,395
10/31/2002	6,186,051	6,170,863
11/30/2002	6,190,534	6,172,377
12/31/2002	6,267,111	6,282,255
01/31/2003	6,234,976	6,246,845
02/28/2003	6,285,858	6,336,589
03/31/2003	6,271,330	6,343,770
04/30/2003	6,270,220	6,383,023
05/31/2003	6,358,968	6,529,035
06/30/2003	6,337,008	6,479,652
07/31/2003	6,177,738	6,257,192
08/31/2003	6,186,005	6,323,339
09/30/2003	6,330,530	6,521,498
10/31/2003	6,340,847	6,479,787
11/30/2003	6,416,687	6,519,442
12/31/2003	6,465,911	6,569,227
01/31/2004	6,489,564	6,612,906
02/29/2004	6,569,679	6,720,597
03/31/2004	6,533,072	6,684,467
04/30/2004	6,420,661	6,516,919
05/31/2004	6,377,827	6,512,836
06/30/2004	6,418,233	6,559,648
07/31/2004	6,474,711	6,622,356
08/31/2004	6,555,702	6,757,954
09/30/2004	6,571,687	6,777,623
10/31/2004	6,607,751	6,831,910
11/30/2004	6,603,475	6,783,559
12/31/2004	6,647,472	6,852,345
01/31/2005	6,664,690	6,898,155
02/28/2005	6,665,844	6,847,443
03/31/2005	6,636,241	6,793,239

REGIONAL BREAKDOWN‡

California	72.4%
Puerto Rico	12.1%
Virgin Islands	4.6%
Washington	3.9%
Short-Term Instruments	1.7%
Other	5.3%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
California Intermediate Municipal Bond Fund Institutional Class (Inception 08/31/99)	1.58%	5.17%		5.20%
California Intermediate Municipal Bond Fund Administrative Class (Inception 09/07/99)	1.33%	4.91%		4.94%
Lehman Brothers California Intermediate Municipal Bond Index	1.63%	5.80%		—
Lipper California Intermediate Municipal Debt Fund Average	0.83%	4.94%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.80	$1,008.60	$1,022.59	$1,021.34
Expenses Paid During Period†	$2.36	$3.61	$2.37	$3.63

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Institutional Class Shares returned 1.58% for the twelve-month period ended March 31, 2005 underperforming the 1.63% return of the Lehman Brothers Intermediate California Municipal Bond Index.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15 and 0.04% respectively.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between five and ten years, was 0.83% for the one-year period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA- at the end of the period, similar to the benchmark’s average of AA2/AA3.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2005 was 3.77% or 6.77% on a fully tax-adjusted basis with a federal tax rate of 35.0% and effective state tax rate of 9.30%.

•	The California Insured yield curve increased an average 0.33%. The 10-year California Insured maturity increased 0.42% while the 20-year maturity decreased 0.02% and the 30-year increased 0.02%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities. Yield premiums tightened over the twelve-month reporting period as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

4  PIMCO Funds Annual Report  |  03.31.05

PIMCO California Municipal Bond Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	California Municipal Bond Fund	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	5,000,000	5,000,000
06/30/2000	5,104,932	5,160,715
07/31/2000	5,176,634	5,237,578
08/31/2000	5,249,866	5,357,400
09/30/2000	5,237,446	5,328,834
10/31/2000	5,268,264	5,373,796
11/30/2000	5,299,674	5,416,153
12/31/2000	5,409,493	5,557,239
01/31/2001	5,493,367	5,609,572
02/28/2001	5,532,919	5,618,987
03/31/2001	5,569,930	5,664,302
04/30/2001	5,428,431	5,556,883
05/31/2001	5,560,449	5,639,002
06/30/2001	5,611,962	5,663,879
07/31/2001	5,734,783	5,759,774
08/31/2001	5,844,422	5,906,325
09/30/2001	5,847,451	5,875,723
10/31/2001	5,919,914	5,952,932
11/30/2001	5,875,486	5,910,706
12/31/2001	5,840,169	5,849,675
01/31/2002	5,903,748	5,942,532
02/28/2002	5,987,255	6,006,834
03/31/2002	5,804,064	5,862,113
04/30/2002	5,914,492	5,974,616
05/31/2002	5,991,955	6,021,928
06/30/2002	6,060,780	6,067,773
07/31/2002	6,061,328	6,139,317
08/31/2002	6,118,090	6,238,513
09/30/2002	6,288,411	6,404,018
10/31/2002	6,131,673	6,248,161
11/30/2002	6,150,998	6,239,353
12/31/2002	6,277,583	6,370,107
01/31/2003	6,195,644	6,335,392
02/28/2003	6,271,757	6,435,195
03/31/2003	6,277,370	6,447,754
04/30/2003	6,307,283	6,508,675
05/31/2003	6,443,162	6,666,374
06/30/2003	6,403,864	6,613,999
07/31/2003	6,173,918	6,363,144
08/31/2003	6,201,832	6,404,113
09/30/2003	6,355,820	6,585,346
10/31/2003	6,370,930	6,570,001
11/30/2003	6,445,338	6,641,871
12/31/2003	6,515,246	6,701,176
01/31/2004	6,561,261	6,736,899
02/29/2004	6,675,299	6,855,606
03/31/2004	6,596,052	6,817,008
04/30/2004	6,435,021	6,635,452
05/31/2004	6,390,981	6,610,095
06/30/2004	6,437,566	6,644,076
07/31/2004	6,492,807	6,735,342
08/31/2004	6,603,342	6,882,262
09/30/2004	6,625,247	6,911,963
10/31/2004	6,680,092	6,982,840
11/30/2004	6,662,733	6,920,473
12/31/2004	6,758,533	7,014,411
01/31/2005	6,838,604	7,100,674
02/28/2005	6,826,552	7,064,235
03/31/2005	6,783,761	7,009,167

REGIONAL BREAKDOWN‡

California	81.7%
Louisiana	4.7%
Virgin Islands	4.4%
New Jersey	3.6%
Puerto Rico	2.4%
Other	3.2%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
California Municipal Bond Fund Institutional Class (Inception 05/16/00)	2.85%	6.67%
California Municipal Bond Fund Adminstrative Class (Inception 08/19/02)	2.59%	6.42%
Lehman Brothers California Insured Municipal Bond Index	2.82%	—
Lipper California Municipal Debt Fund Average	2.86%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,023.90	$1,022.60	$1,022.59	$1,021.34
Expenses Paid During Period†	$2.37	$3.63	$2.37	$3.63

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.47% for Institutional Class, 0.72% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Institutional Class Shares returned 2.85% for the twelve-month period ended March 31, 2005, slightly outperforming the 2.82% return of the Lehman Brothers California Insured Municipal Bond Index for the same period.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15 and 0.04% respectively.

•	The return for the Lipper California Municipal Debt Fund Average, which consists of California municipal funds with average maturities of 10 years or more, was 2.86% for the twelve months ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA at the end of the period, versus the benchmark’s average of AAA.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2005 was 3.61% or 6.48% on a fully tax-adjusted basis with a federal tax rate of 35.0% and effective state tax rate of 9.30%.

•	The California Insured yield curve increased an average 0.33%. The 10-year California Insured maturity increased 0.42% while the 20-year maturity decreased 0.02% and the 30-year increased 0.02%.

•	Yield curve positioning was negative for performance, as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the twelve-month reporting period as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

03.31.05  |  PIMCO Funds Annual Report  5

PIMCO Convertible Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Convertible Fund	Merrill Lynch All Convertibles Index
03/31/1999	5,000,000	5,000,000
04/30/1999	5,240,000	5,202,950
05/31/1999	5,335,000	5,176,675
06/30/1999	5,625,000	5,367,488
07/31/1999	5,640,000	5,333,190
08/31/1999	5,630,000	5,265,991
09/30/1999	5,685,000	5,300,642
10/31/1999	5,915,000	5,508,427
11/30/1999	6,350,000	5,827,476
12/31/1999	7,109,943	6,616,863
01/31/2000	7,257,010	6,615,277
02/29/2000	8,032,917	7,171,820
03/31/2000	8,032,816	7,161,636
04/30/2000	7,497,974	6,667,768
05/31/2000	7,258,568	6,378,988
06/30/2000	7,620,361	6,707,378
07/31/2000	7,400,886	6,508,369
08/31/2000	7,967,437	7,008,279
09/30/2000	7,872,203	6,779,599
10/31/2000	7,507,607	6,514,381
11/30/2000	6,567,872	5,735,717
12/31/2000	7,055,087	5,955,281
01/31/2001	7,240,032	6,325,698
02/28/2001	6,451,298	5,850,638
03/31/2001	6,185,149	5,597,365
04/30/2001	6,649,171	5,973,003
05/31/2001	6,490,858	5,935,733
06/30/2001	6,225,557	5,842,065
07/31/2001	6,027,746	5,757,998
08/31/2001	5,956,314	5,656,369
09/30/2001	5,639,814	5,318,855
10/31/2001	5,816,750	5,428,210
11/30/2001	6,021,331	5,573,468
12/31/2001	6,082,954	5,690,736
01/31/2002	5,967,856	5,600,820
02/28/2002	5,812,473	5,441,981
03/31/2002	6,045,249	5,637,348
04/30/2002	6,022,043	5,555,325
05/31/2002	6,004,638	5,506,825
06/30/2002	5,763,216	5,208,520
07/31/2002	5,512,894	4,896,478
08/31/2002	5,571,109	4,957,293
09/30/2002	5,462,557	4,782,549
10/31/2002	5,450,810	4,889,199
11/30/2002	5,644,642	5,241,809
12/31/2002	5,641,576	5,202,338
01/31/2003	5,683,677	5,286,095
02/28/2003	5,665,634	5,273,461
03/31/2003	5,662,070	5,362,530
04/30/2003	5,999,385	5,633,016
05/31/2003	6,258,394	5,895,065
06/30/2003	6,266,537	5,932,557
07/31/2003	6,424,262	5,949,466
08/31/2003	6,412,129	6,023,299
09/30/2003	6,523,634	6,097,626
10/31/2003	6,866,018	6,316,470
11/30/2003	7,080,008	6,419,429
12/31/2003	7,444,319	6,614,836
01/31/2004	7,640,056	6,815,530
02/29/2004	7,658,998	6,869,441
03/31/2004	7,613,164	6,895,064
04/30/2004	7,417,144	6,728,824
05/31/2004	7,467,730	6,746,050
06/30/2004	7,552,462	6,855,673
07/31/2004	7,343,024	6,670,913
08/31/2004	7,387,450	6,684,321
09/30/2004	7,512,128	6,798,957
10/31/2004	7,601,406	6,829,145
11/30/2004	7,875,618	7,077,452
12/31/2004	8,074,782	7,250,638
01/31/2005	7,964,435	7,091,994
02/28/2005	7,964,435	7,075,328
03/31/2005	7,771,494	6,911,958

SECTOR BREAKDOWN‡

Industrials	51.3%
Convertible Preferred Stock	18.8%
Utilities	12.8%
Banking & Finance	9.0%
Other	8.1%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Convertible Fund Institutional Class (Inception 03/31/99)	2.08%	-0.66%		7.63%
Convertible Fund Administrative Class (Inception 08/01/00)	1.85%	—		7.35%
Merrill Lynch All Convertibles Index	0.25%	-0.71%		—
Lipper Convertible Securities Fund Average	1.24%	0.47%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,034.50	$1,032.40	$1,021.69	$1,020.44
Expenses Paid During Period†	$3.30	$4.56	$3.28	$4.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

•	The Fund’s Institutional Class Shares returned 2.08% for the twelve-month period ended March 31, 2005, strongly outperforming the Merrill Lynch All U.S. Convertibles Index, which returned 0.25% for the same period.

•	The Fund’s below-Index delta, or sensitivity to underlying stocks, was negative for performance during the period as equities generally rallied.

•	The Fund’s near-Index duration was positive for performance, as tactical duration positioning throughout the twelve-month reporting period added value.

•	Overweighting the utilities sector boosted returns. The recovery from the 2002-2003 credit crisis benefited this sector’s returns for the period.

•	Underweighting consumer discretionary issues significantly helped returns as this sector lagged – primarily the result of a major U.S. auto manufacturer forecasting its biggest quarterly loss in more than ten years.

•	Security selection was positive for performance during the twelve-month reporting period. Specifically, energy, materials, and chemical issues benefited the Fund most.

6  PIMCO Funds Annual Report  |  03.31.05

PIMCO Diversified Income Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Diversified Income Fund	Lehman Brothers Global Credit Hedged USD Index	33% Lehman Brothers Global Credit Hedged USD Index, 33% Merrill Lynch Global High Yield BB-B Rated Index, 33% JPMorgan Emerging Markets Bond Global Index
07/31/2003	5,000,000	5,000,000	5,000,000
08/31/2003	5,105,891	5,024,945	5,065,540
09/30/2003	5,254,214	5,148,412	5,206,110
10/31/2003	5,293,385	5,118,205	5,227,787
11/30/2003	5,359,739	5,139,686	5,274,173
12/31/2003	5,486,342	5,209,360	5,380,037
01/31/2004	5,527,421	5,249,151	5,424,644
02/29/2004	5,523,688	5,296,541	5,456,170
03/31/2004	5,600,778	5,340,131	5,531,498
04/30/2004	5,406,806	5,237,508	5,382,037
05/31/2004	5,359,082	5,199,590	5,317,233
06/30/2004	5,429,945	5,225,084	5,371,240
07/31/2004	5,518,170	5,279,425	5,466,977
08/31/2004	5,686,584	5,382,849	5,609,515
09/30/2004	5,763,465	5,420,975	5,675,595
10/31/2004	5,851,463	5,474,517	5,753,561
11/30/2004	5,891,498	5,487,404	5,781,851
12/31/2004	6,001,327	5,542,737	5,869,682
01/31/2005	6,029,689	5,578,122	5,899,353
02/28/2005	6,062,737	5,575,847	5,932,640
03/31/2005	5,936,420	5,526,539	5,822,341

SECTOR BREAKDOWN‡

Corporate Bonds & Notes	47.7%
Sovereign Issues	29.7%
Foreign Currency-Denominated Issues	10.4%
Short-Term Instruments	5.1%
Other	7.1%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
Diversified Income Fund Institutional Class (Inception 07/31/03)	5.99%	10.84%
Diversified Income Fund Administrative Class (Inception 10/29/04)	—	1.35%
Lehman Brothers Global Credit Hedged USD Index	3.49%	—
33% Lehman Brothers Global Credit Hedged USD Index, 33% Merrill Lynch Global High Yield BB-B Rated Index, 33% JPMorgan Emerging Markets Bond Global Index*	5.26%	—
Lipper Multi-Sector Income Fund Average	5.14%	—
* Annualized for Fund in existance at least one year, otherwise cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class		Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	*	$1,000.00	$1,000.00	*
Ending Account Value (03/31/05)	$1,030.00	$1,013.50		$1,021.19	$1,016.44
Expenses Paid During Period†	$3.80	$4.14		$3.78	$4.14

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.75% for Institutional class, 1.00% for Administrative Class), multiplied by 182/365 and 150/365, respectively (to reflect the one-half year period).
*	The Beginning Account Value started on October 29, 2004.

PORTFOLIO INSIGHTS

•	The Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class shares returned 5.99% over the twelve-month period ended March 31, 2005, outperforming the 3.49% return of the Lehman Brothers Global Credit Index (Hedged to USD) and outperforming its custom benchmark*, which returned 5.26% for the same period.

•	Asset allocation among the three credit sectors, emerging market sovereign debt, global high yield credit and global investment grade credit, was an important driver of relative outperformance during the twelve-month period.

•	An overweight to emerging markets, the top performing sector over the period, and an underweight to investment grade credit, an underperforming sector, each contributed positively to returns. A slightly below-Benchmark weight in high yield securities was negative for relative performance.

•	Within the Fund’s emerging market bucket, overweights to Brazil and Russia were significant contributors to performance.

•	Overweights to the utilities and communications sectors were positive for relative performance.

•	Exposure to consumer cyclicals, particularly automotives, detracted from returns due to weakness in the auto sector.

•	An underweight to insurance companies was negative to performance over the twelve-month reporting period. However, in the current rising interest rate environment, underweights to banking, brokerage, and financial services companies helped performance.

•	Modest emerging market currency exposure was positive to relative performance.

*	The Diversified Income Index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Aggregate Credit Index (hedged to US$), the ML Global High Yield BB/B Index (hedged to US$), and the JPM EMBI Global Index. It is not possible to invest directly in the Index.

03.31.05  |  PIMCO Funds Annual Report  7

PIMCO Emerging Markets Bond Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Emerging Markets Bond Fund	JPMorgan Emerging Markets Bond Index Global
07/31/1997	5,000,000	5,000,000
08/31/1997	4,941,202	4,975,934
09/30/1997	5,077,992	5,113,764
10/31/1997	4,500,427	4,572,134
11/30/1997	4,738,197	4,765,908
12/31/1997	4,859,660	4,882,485
01/31/1998	4,866,472	4,905,926
02/28/1998	5,005,158	5,035,629
03/31/1998	5,155,188	5,150,019
04/30/1998	5,168,205	5,161,895
05/31/1998	5,002,060	5,005,938
06/30/1998	4,838,082	4,879,047
07/31/1998	4,912,199	4,907,488
08/31/1998	3,543,793	3,565,758
09/30/1998	3,819,422	3,873,922
10/31/1998	4,019,347	4,121,453
11/30/1998	4,340,414	4,403,988
12/31/1998	4,288,256	4,318,665
01/31/1999	4,139,443	4,220,528
02/28/1999	4,222,136	4,262,095
03/31/1999	4,507,995	4,544,631
04/30/1999	4,883,959	4,824,041
05/31/1999	4,578,472	4,574,947
06/30/1999	4,716,852	4,750,594
07/31/1999	4,686,777	4,671,521
08/31/1999	4,679,209	4,674,647
09/30/1999	4,888,898	4,821,540
10/31/1999	5,046,834	4,992,187
11/30/1999	5,183,471	5,125,953
12/31/1999	5,427,907	5,362,858
01/31/2000	5,308,344	5,280,348
02/29/2000	5,622,784	5,564,133
03/31/2000	5,765,699	5,715,402
04/30/2000	5,656,677	5,610,076
05/31/2000	5,546,802	5,480,373
06/30/2000	5,808,164	5,735,717
07/31/2000	5,949,537	5,899,487
08/31/2000	6,158,003	6,087,636
09/30/2000	6,076,985	6,022,003
10/31/2000	5,975,644	5,899,800
11/30/2000	6,006,990	5,876,047
12/31/2000	6,220,981	6,135,454
01/31/2001	6,485,181	6,431,429
02/28/2001	6,457,362	6,345,793
03/31/2001	6,511,798	6,274,847
04/30/2001	6,550,734	6,244,531
05/31/2001	6,698,649	6,395,174
06/30/2001	6,902,857	6,492,687
07/31/2001	6,955,869	6,156,395
08/31/2001	7,313,582	6,432,054
09/30/2001	7,050,022	6,221,715
10/31/2001	7,347,034	6,225,153
11/30/2001	7,741,151	6,145,456
12/31/2001	7,974,620	6,218,902
01/31/2002	8,171,825	6,333,917
02/28/2002	8,544,744	6,571,446
03/31/2002	8,561,045	6,578,635
04/30/2002	8,675,694	6,643,330
05/31/2002	8,572,651	6,608,951
06/30/2002	7,971,888	6,275,472
07/31/2002	7,424,961	5,991,374
08/31/2002	8,030,226	6,429,954
09/30/2002	7,689,238	6,251,844
10/31/2002	8,336,072	6,636,955
11/30/2002	8,644,940	6,825,366
12/31/2002	8,998,071	7,035,058
01/31/2003	9,208,291	7,150,891
02/28/2003	9,590,663	7,379,719
03/31/2003	9,940,552	7,499,272
04/30/2003	10,588,631	7,925,906
05/31/2003	11,021,019	8,254,382
06/30/2003	10,979,142	8,254,088
07/31/2003	10,544,571	7,961,839
08/31/2003	10,873,901	8,155,670
09/30/2003	11,275,070	8,441,671
10/31/2003	11,374,790	8,482,832
11/30/2003	11,582,879	8,587,218
12/31/2003	11,927,934	8,839,339
01/31/2004	12,063,500	8,884,750
02/29/2004	12,012,305	8,915,795
03/31/2004	12,312,681	9,138,201
04/30/2004	11,431,003	8,642,018
05/31/2004	11,337,099	8,513,735
06/30/2004	11,546,110	8,638,606
07/31/2004	11,853,561	8,895,307
08/31/2004	12,447,926	9,262,399
09/30/2004	12,655,629	9,416,767
10/31/2004	12,866,517	9,568,073
11/30/2004	12,995,262	9,634,984
12/31/2004	13,387,528	9,876,347
01/31/2005	13,487,380	9,938,190
02/28/2005	13,584,797	10,004,590
03/31/2005	13,197,601	9,749,724

COUNTRY ALLOCATION‡

Brazil	25.6%
Short-Term Instruments	21.1%
Russia	15.3%
Mexico	13.5%
Other	24.5%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Emerging Markets Bond Fund Institutional Class (Inception 07/31/97)	7.18%	18.00%		13.49%
Emerging Markets Bond Fund Administrative Class (Inception 09/30/98)	6.91%	17.70%		13.20%
JPMorgan Emerging Markets Bond Index Global	6.69%	11.27%		—
Lipper Emerging Markets Debt Fund Average	7.83%	13.14%		—
* Annualized.All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,042.80	$1,041.40	$1,020.69	$1,019.45
Expenses Paid During Period†	$4.33	$5.60	$4.28	$5.54

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Institutional Class Shares returned 7.18% for the twelve-month period ended March 31, 2005, outperforming the benchmark JPMorgan Emerging Markets Global Index, which returned 6.69%.

•	An overweight to Brazil was a significant contributor to performance; continuing improvements in Brazil’s domestic fundamentals and strong participation by local investors fuelled the rally.

•	An overweight to Russia helped performance. The country outperformed on positive economic news, strong oil prices, and a rating upgrade by S&P.

•	A significant underweight to Turkey was positive; the country’s bonds fell amid concerns over its growing current account deficit.

•	An above-Index weight in Ecuador contributed to performance; strong oil prices, an upgrade by S&P, and indications that its government has secured its funding needs for the year boosted country returns.

•	An underweight to Venezuela detracted from relative performance, as Venezuelan bonds outperformed over the year due to the high level of oil prices.

•	An underweight position in the Philippines hurt performance; despite weak fundamentals and a two-notch downgrade, bonds benefited from strong regional demand as Asian investors sought yield.

•	Modest emerging market currency exposure was positive for relative performance.

•	Above-Benchmark spread duration was positive, as emerging markets spreads tightened over the twelve-month reporting period.

8  PIMCO Funds Annual Report  |  03.31.05

PIMCO European Convertible Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	European Convertible Fund	UBS All European Convertible Index
11/30/2000	5,000,000	5,000,000
12/31/2000	5,020,075	5,291,865
01/31/2001	5,065,256	5,411,482
02/28/2001	4,999,995	5,105,263
03/31/2001	5,005,015	4,904,306
04/30/2001	5,070,276	5,062,198
05/31/2001	5,080,316	4,832,534
06/30/2001	5,062,389	4,760,763
07/31/2001	5,067,426	4,794,091
08/31/2001	5,062,389	4,869,736
09/30/2001	5,044,353	4,751,538
10/31/2001	5,135,424	4,822,335
11/30/2001	5,206,258	4,883,796
12/31/2001	5,172,973	4,883,799
01/31/2002	5,104,000	4,737,285
02/28/2002	5,050,944	4,723,071
03/31/2002	5,069,271	4,822,115
04/30/2002	5,063,940	4,915,116
05/31/2002	5,026,627	5,014,268
06/30/2002	5,119,996	5,141,749
07/31/2002	4,981,040	4,985,937
08/31/2002	5,023,796	5,018,990
09/30/2002	5,042,071	5,004,824
10/31/2002	5,095,596	5,085,092
11/30/2002	5,191,942	5,222,016
12/31/2002	5,425,701	5,401,434
01/31/2003	5,556,179	5,599,737
02/28/2003	5,545,306	5,599,737
03/31/2003	5,575,047	5,651,675
04/30/2003	5,863,599	5,892,473
05/31/2003	6,255,595	6,256,030
06/30/2003	6,220,973	6,185,209
07/31/2003	6,111,353	6,109,220
08/31/2003	6,023,656	6,047,845
09/30/2003	6,338,841	6,364,164
10/31/2003	6,437,628	6,449,145
11/30/2003	6,646,179	6,637,993
12/31/2003	6,946,530	6,911,822
01/31/2004	6,997,030	6,959,034
02/29/2004	7,064,363	7,044,015
03/31/2004	7,016,373	6,996,803
04/30/2004	6,808,688	6,784,350
05/31/2004	6,870,432	6,864,610
06/30/2004	6,878,616	6,869,331
07/31/2004	6,748,937	6,770,186
08/31/2004	6,850,425	6,845,725
09/30/2004	7,010,778	7,001,524
10/31/2004	7,203,631	7,180,930
11/30/2004	7,560,977	7,558,625
12/31/2004	7,774,673	7,775,800
01/31/2005	7,534,343	7,530,298
02/28/2005	7,654,508	7,681,376
03/31/2005	7,468,752	7,497,249

SECTOR BREAKDOWN‡

Banking & Finance	49.4%
Industrials	39.9%
Utilities	5.2%
Short-Term Instruments	1.2%
Other	4.3%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
European Convertible Fund Institutional Class (Inception 11/30/00)	6.45%	9.71%
UBS All European Convertible Index	7.15%	—
Lipper Convertible Securities Fund Average	1.24%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,065.30	$1,021.19
Expenses Paid During Period†	$3.86	$3.78

†	Expenses are equal to the expense ratio of 0.75% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The European Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities.

•	The Fund’s Institutional Class Shares returned 6.45% for the twelve-month period ended March 31, 2005, underperforming the UBS All European Convertibles Index (USD), which returned 7.15% for the same period.

•	The Fund’s below-Index delta, or sensitivity to underlying stocks, was negative for performance during the period as equities generally rallied; the Euro Stoxx 50 posted a 10.70% return for the twelve-month period.

•	Below-Index duration boosted returns, as interest rates generally increased.

•	A higher-than-Index vega, or sensitivity to volatility, detracted from performance as implied volatility declined dramatically.

•	Overweighting the utilities sector boosted returns. The recovery from the 2002-2003 credit crisis benefited this sector’s returns for the twelve-month reporting period.

•	Underweight positions to France and Italy detracted from the Fund’s relative performance, as these countries were among the top performing European countries for the period.

03.31.05  |  PIMCO Funds Annual Report  9

PIMCO Floating Income Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Floating Income Fund	3-Month LIBOR Rate
07/31/2004	5,000,000	5,000,000
08/31/2004	5,031,130	5,006,609
09/30/2004	5,051,402	5,013,227
10/31/2004	5,078,000	5,021,478
11/30/2004	5,126,276	5,029,743
12/31/2004	5,193,174	5,038,021
01/31/2005	5,197,623	5,048,769
02/28/2005	5,232,397	5,059,540
03/31/2005	5,193,590	5,070,333

SECTOR BREAKDOWN‡

Corporate Bonds & Notes	26.0%
Short-Term Instruments	20.4%
U.S. Government Agencies	18.9%
Sovereign Issues	15.9%
Bank Loan Obligations	12.7%
Other	6.1%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	Since Inception	*
Floating Income Fund Institutional Class (Inception 07/30/04)	3.87%
3-Month LIBOR Rate	1.41%
* Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,028.10	$1,022.19
Expenses Paid During Period†	$2.78	$2.77

†	Expenses are equal to the expense ratio of 0.55% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since the Fund commenced operations on 07/30/04).

PORTFOLIO INSIGHTS

•	The Floating Income Fund’s investment objective is maximum current yield consistent with prudent investment management.

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund employs a multi-sector strategy that invests in global corporate credit (investment grade and high yield) and in emerging market sovereign credit, and seeks to capitalize on attractive investment opportunities offered by these sectors while minimizing interest rate exposure.

•	For the period since the Fund’s inception on July 30, 2004 through March 31, 2005, its Institutional Class shares returned 3.87%, outperforming the benchmark 3-Month LIBOR Rate which returned 1.41% during the same period.

•	Exposure to global corporate credit and emerging market sovereign bonds was a positive contributor to relative performance, as credit markets outperformed other fixed income sectors during the twelve-month reporting period.

•	An emphasis on emerging market sovereign debt added to returns, as the sector was one of the strongest performing asset classes over the twelve-month period. Exposure to high yield issuers also helped returns, as this sector also experienced strong returns.

•	The Fund’s exposure to sovereign issuers such as Brazil and Russia helped returns, as these countries’ bonds performed well amid positive economic news.

10  PIMCO Funds Annual Report  |  03.31.05

PIMCO Foreign Bond Fund (Unhedged)

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Foreign Bond Fund (Unhedged)	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD
04/30/2004	5,000,000	5,000,000
05/31/2004	5,034,623	5,052,049
06/30/2004	5,055,680	5,059,669
07/31/2004	4,996,868	5,003,002
08/31/2004	5,123,925	5,140,083
09/30/2004	5,196,569	5,221,295
10/31/2004	5,385,635	5,421,272
11/30/2004	5,632,461	5,656,010
12/31/2004	5,747,094	5,762,345
01/31/2005	5,623,854	5,652,861
02/28/2005	5,638,625	5,660,207
03/31/2005	5,563,474	5,576,438

COUNTRY ALLOCATION‡

Short-Term Instruments	43.8%
Germany	19.2%
United States	15.1%
United Kingdom	8.9%
Japan	5.7%
Spain	3.3%
Other	4.0%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	Since Inception	*
Foreign Bond Fund (Unhedged) Institutional Class (Inception 04/30/04)	11.27%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	11.53%
* Cumulative. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,070.60	$1,022.44
Expenses Paid During Period†	$2.58	$2.52

†	Expenses are equal to the expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period since the Fund’s Institutional Class shares commenced operations on 04/30/04).

PORTFOLIO INSIGHTS

•	The Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Since the Fund’s inception on April 30, 2004 through March 31, 2005, its Institutional Class Shares returned 11.27%, underperforming its benchmark, the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, by 0.26%.

•	An overweight to Euroland duration relative to benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell over the period.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

03.31.05  |  PIMCO Funds Annual Report  11

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Foreign Bond Fund (U.S. Dollar-Hedged)	JPMorgan GBI Global ex-U.S. Index Hedged in USD
12/31/1992	5,000,000	5,000,000
01/31/1993	5,041,660	5,045,501
02/28/1993	5,152,513	5,136,826
03/31/1993	5,171,807	5,139,908
04/30/1993	5,171,804	5,140,421
05/31/1993	5,218,564	5,169,209
06/30/1993	5,342,019	5,274,661
07/31/1993	5,426,186	5,333,737
08/31/1993	5,558,061	5,444,678
09/30/1993	5,580,127	5,468,090
10/31/1993	5,663,151	5,540,815
11/30/1993	5,679,152	5,579,601
12/31/1993	5,820,067	5,695,098
01/31/1994	5,827,680	5,666,624
02/28/1994	5,673,113	5,539,124
03/31/1994	5,574,498	5,488,718
04/30/1994	5,522,099	5,449,747
05/31/1994	5,441,127	5,389,254
06/30/1994	5,340,992	5,334,283
07/31/1994	5,374,816	5,369,488
08/31/1994	5,322,015	5,317,942
09/30/1994	5,330,821	5,322,728
10/31/1994	5,351,402	5,343,487
11/30/1994	5,430,650	5,418,829
12/31/1994	5,395,132	5,406,367
01/31/1995	5,431,819	5,465,297
02/28/1995	5,467,726	5,535,800
03/31/1995	5,471,621	5,648,728
04/30/1995	5,605,512	5,738,544
05/31/1995	5,825,529	5,926,769
06/30/1995	5,790,386	5,907,210
07/31/1995	5,900,948	5,981,642
08/31/1995	6,013,433	6,033,680
09/30/1995	6,099,110	6,129,012
10/31/1995	6,201,268	6,197,659
11/30/1995	6,444,451	6,333,387
12/31/1995	6,540,017	6,392,287
01/31/1996	6,700,408	6,469,635
02/29/1996	6,557,601	6,393,293
03/31/1996	6,664,336	6,446,357
04/30/1996	6,825,851	6,523,713
05/31/1996	6,852,155	6,568,075
06/30/1996	6,930,027	6,622,589
07/31/1996	6,997,369	6,672,259
08/31/1996	7,169,036	6,761,000
09/30/1996	7,370,202	6,905,010
10/31/1996	7,552,295	7,018,941
11/30/1996	7,735,101	7,159,321
12/31/1996	7,775,388	7,169,345
01/31/1997	7,899,810	7,258,963
02/28/1997	7,942,561	7,305,419
03/31/1997	7,843,570	7,266,703
04/30/1997	7,917,253	7,345,183
05/31/1997	7,958,788	7,383,378
06/30/1997	8,118,878	7,508,894
07/31/1997	8,239,266	7,628,287
08/31/1997	8,206,198	7,637,441
09/30/1997	8,383,475	7,772,623
10/31/1997	8,286,145	7,822,367
11/30/1997	8,398,755	7,878,689
12/31/1997	8,522,040	7,981,113
01/31/1998	8,645,607	8,087,245
02/28/1998	8,725,510	8,159,239
03/31/1998	8,835,222	8,231,855
04/30/1998	8,865,827	8,273,838
05/31/1998	8,942,528	8,387,190
06/30/1998	8,987,048	8,423,255
07/31/1998	9,130,620	8,501,590
08/31/1998	9,058,201	8,669,071
09/30/1998	9,266,649	8,874,530
10/31/1998	9,075,582	8,861,217
11/30/1998	9,245,824	8,956,919
12/31/1998	9,377,213	8,946,169
01/31/1999	9,569,644	9,057,102
02/28/1999	9,476,423	8,996,420
03/31/1999	9,534,902	9,103,477
04/30/1999	9,658,589	9,219,091
05/31/1999	9,507,394	9,181,293
06/30/1999	9,391,681	9,038,983
07/31/1999	9,396,468	9,015,482
08/31/1999	9,329,165	9,031,709
09/30/1999	9,379,607	9,066,031
10/31/1999	9,422,198	9,087,790
11/30/1999	9,440,689	9,140,496
12/31/1999	9,524,187	9,167,918
01/31/2000	9,475,484	9,168,837
02/29/2000	9,584,349	9,236,684
03/31/2000	9,722,350	9,371,538
04/30/2000	9,756,895	9,422,144
05/31/2000	9,815,858	9,497,520
06/30/2000	9,890,070	9,543,107
07/31/2000	9,973,457	9,611,817
08/31/2000	9,963,948	9,613,739
09/30/2000	10,095,126	9,696,417
10/31/2000	10,121,158	9,774,958
11/30/2000	10,271,406	9,947,974
12/31/2000	10,463,562	10,058,396
01/31/2001	10,619,334	10,177,679
02/28/2001	10,680,403	10,265,125
03/31/2001	10,824,425	10,342,598
04/30/2001	10,759,482	10,272,516
05/31/2001	10,785,208	10,325,932
06/30/2001	10,779,884	10,382,726
07/31/2001	11,033,728	10,477,207
08/31/2001	11,133,056	10,565,217
09/30/2001	11,210,774	10,608,535
10/31/2001	11,490,158	10,802,671
11/30/2001	11,452,617	10,756,218
12/31/2001	11,401,404	10,666,943
01/31/2002	11,451,164	10,678,677
02/28/2002	11,476,667	10,688,287
03/31/2002	11,439,446	10,633,778
04/30/2002	11,561,674	10,719,912
05/31/2002	11,567,554	10,733,728
06/30/2002	11,702,631	10,872,315
07/31/2002	11,742,083	10,977,775
08/31/2002	11,830,240	11,109,509
09/30/2002	11,937,977	11,236,158
10/31/2002	11,935,460	11,231,471
11/30/2002	12,058,371	11,252,147
12/31/2002	12,276,373	11,414,177
01/31/2003	12,424,967	11,503,620
02/28/2003	12,567,348	11,582,617
03/31/2003	12,534,779	11,568,305
04/30/2003	12,586,788	11,594,178
05/31/2003	12,744,533	11,778,203
06/30/2003	12,716,274	11,717,184
07/31/2003	12,605,002	11,587,098
08/31/2003	12,556,206	11,503,569
09/30/2003	12,679,626	11,629,935
10/31/2003	12,583,334	11,521,345
11/30/2003	12,576,764	11,531,837
12/31/2003	12,713,652	11,639,816
01/31/2004	12,765,231	11,692,023
02/29/2004	12,920,040	11,803,619
03/31/2004	12,968,480	11,835,351
04/30/2004	12,947,536	11,742,702
05/31/2004	12,926,380	11,722,787
06/30/2004	12,929,578	11,708,220
07/31/2004	12,975,382	11,755,232
08/31/2004	13,105,132	11,921,479
09/30/2004	13,157,583	11,989,578
10/31/2004	13,261,210	12,065,723
11/30/2004	13,465,785	12,170,392
12/31/2004	13,559,695	12,245,876
01/31/2005	13,662,898	12,365,366
02/28/2005	13,621,187	12,306,028
03/31/2005	13,755,012	12,399,797

COUNTRY ALLOCATION‡

Germany	24.6%
United States	17.2%
Short-Term Instruments	16.8%
France	10.4%
Japan	9.7%
United Kingdom	9.2%
Spain	4.8%
Other	7.3%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
Foreign Bond Fund Institutional Class (Inception 12/02/92)	6.06%	7.18%		9.65%		8.69%
Foreign Bond Fund Administrative Class (Inception 01/28/97)	5.80%	6.95%		—		8.44%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.77%	5.76%		8.18%		—
Lipper International Income Fund Average	6.10%	8.33%		6.48%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,045.40	$1,044.10	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.55	$3.82	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the twelve-month period ended March 31, 2005, the Fund’s Institutional Class Shares returned 6.06%, outperforming its benchmark, the JPMorgan GBI Global ex-U.S. Index Hedged in USD, by 1.29%.

•	An overweight to Euroland duration relative to benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	A tactical allocation to real return bonds added value; TIPS outperformed nominals by a wide margin as real yields fell.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell over the period.

12  PIMCO Funds Annual Report  |  03.31.05

PIMCO Global Bond Fund (Unhedged)

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Global Bond Fund (Unhedged)	JPMorgan GBI Global FX NY Index Unhedged in USD
11/30/1993	5,000,000	5,000,000
12/31/1993	5,159,354	5,051,000
01/31/1994	5,172,612	5,098,475
02/28/1994	5,050,687	5,042,395
03/31/1994	4,981,799	5,019,200
04/30/1994	4,983,396	5,015,185
05/31/1994	4,957,155	4,973,560
06/30/1994	4,993,232	5,032,745
07/31/1994	5,040,972	5,080,050
08/31/1994	5,023,423	5,066,845
09/30/1994	5,045,769	5,091,670
10/31/1994	5,117,441	5,168,045
11/30/1994	5,070,101	5,102,925
12/31/1994	5,071,554	5,114,665
01/31/1995	5,158,706	5,217,980
02/28/1995	5,306,429	5,352,605
03/31/1995	5,497,439	5,625,050
04/30/1995	5,586,069	5,714,490
05/31/1995	5,774,015	5,873,925
06/30/1995	5,791,402	5,910,340
07/31/1995	5,833,592	5,938,120
08/31/1995	5,749,603	5,773,040
09/30/1995	5,839,678	5,902,935
10/31/1995	5,966,446	5,960,785
11/30/1995	6,121,956	6,027,545
12/31/1995	6,236,009	6,102,285
01/31/1996	6,250,544	6,039,430
02/29/1996	6,152,157	6,004,400
03/31/1996	6,159,100	5,995,395
04/30/1996	6,210,796	5,973,215
05/31/1996	6,191,536	5,979,190
06/30/1996	6,265,488	6,031,205
07/31/1996	6,379,395	6,142,180
08/31/1996	6,491,924	6,167,980
09/30/1996	6,584,759	6,201,900
10/31/1996	6,764,325	6,324,700
11/30/1996	6,923,739	6,415,145
12/31/1996	6,879,967	6,370,235
01/31/1997	6,702,769	6,210,980
02/28/1997	6,656,620	6,168,125
03/31/1997	6,576,929	6,121,245
04/30/1997	6,536,080	6,086,970
05/31/1997	6,699,780	6,230,620
06/30/1997	6,783,140	6,301,650
07/31/1997	6,758,684	6,278,335
08/31/1997	6,721,424	6,270,800
09/30/1997	6,895,854	6,410,010
10/31/1997	6,891,415	6,545,905
11/30/1997	6,834,927	6,467,350
12/31/1997	6,817,845	6,460,240
01/31/1998	6,851,128	6,524,840
02/28/1998	6,915,929	6,573,125
03/31/1998	6,961,654	6,523,825
04/30/1998	7,063,593	6,624,290
05/31/1998	7,059,363	6,652,775
06/30/1998	7,070,889	6,671,405
07/31/1998	7,130,372	6,689,415
08/31/1998	7,124,542	6,874,045
09/30/1998	7,491,180	7,232,870
10/31/1998	7,509,415	7,394,885
11/30/1998	7,456,893	7,311,325
12/31/1998	7,669,954	7,448,780
01/31/1999	7,718,892	7,387,700
02/28/1999	7,459,185	7,140,950
03/31/1999	7,441,983	7,158,800
04/30/1999	7,454,117	7,156,655
05/31/1999	7,250,125	7,030,695
06/30/1999	7,143,749	6,913,285
07/31/1999	7,296,476	7,065,375
08/31/1999	7,283,484	7,083,745
09/30/1999	7,400,295	7,185,750
10/31/1999	7,405,937	7,177,130
11/30/1999	7,291,664	7,091,720
12/31/1999	7,341,262	7,071,155
01/31/2000	7,098,375	6,931,855
02/29/2000	7,116,716	6,897,195
03/31/2000	7,307,538	7,097,905
04/30/2000	7,080,709	6,882,125
05/31/2000	7,153,212	6,932,365
06/30/2000	7,318,062	7,100,825
07/31/2000	7,239,595	6,989,340
08/31/2000	7,170,776	6,939,015
09/30/2000	7,191,731	6,925,140
10/31/2000	7,079,209	6,842,730
11/30/2000	7,190,025	6,984,375
12/31/2000	7,372,837	7,235,810
01/31/2001	7,432,281	7,230,820
02/28/2001	7,435,644	7,233,110
03/31/2001	7,247,001	7,031,525
04/30/2001	7,215,818	7,003,480
05/31/2001	7,190,664	6,983,170
06/30/2001	7,102,470	6,920,325
07/31/2001	7,390,315	7,095,410
08/31/2001	7,682,234	7,361,485
09/30/2001	7,717,058	7,413,750
10/31/2001	7,895,729	7,480,475
11/30/2001	7,741,256	7,369,765
12/31/2001	7,555,889	7,178,150
01/31/2002	7,477,602	7,063,300
02/28/2002	7,531,284	7,100,735
03/31/2002	7,501,945	7,069,495
04/30/2002	7,795,515	7,320,460
05/31/2002	7,998,468	7,519,575
06/30/2002	8,367,016	7,870,740
07/31/2002	8,449,841	7,957,320
08/31/2002	8,541,474	8,102,940
09/30/2002	8,665,954	8,198,555
10/31/2002	8,640,459	8,163,825
11/30/2002	8,706,745	8,166,560
12/31/2002	9,167,556	8,568,355
01/31/2003	9,334,426	8,680,410
02/28/2003	9,517,724	8,805,195
03/31/2003	9,519,422	8,827,170
04/30/2003	9,656,965	8,933,280
05/31/2003	10,060,918	9,320,565
06/30/2003	9,923,605	9,173,960
07/31/2003	9,604,102	8,886,930
08/31/2003	9,599,958	8,842,715
09/30/2003	10,156,655	9,342,420
10/31/2003	10,121,297	9,293,510
11/30/2003	10,287,733	9,440,890
12/31/2003	10,689,079	9,811,675
01/31/2004	10,728,563	9,843,605
02/29/2004	10,762,764	9,866,145
03/31/2004	10,932,509	10,005,315
04/30/2004	10,510,333	9,575,425
05/31/2004	10,590,781	9,643,600
06/30/2004	10,642,039	9,664,740
07/31/2004	10,580,374	9,604,820
08/31/2004	10,824,577	9,854,545
09/30/2004	10,949,794	9,979,695
10/31/2004	11,308,086	10,290,065
11/30/2004	11,709,056	10,599,800
12/31/2004	11,926,181	10,779,995
01/31/2005	11,730,670	10,639,855
02/28/2005	11,747,662	10,629,215
03/31/2005	11,621,340	10,499,540

COUNTRY ALLOCATION‡

Short-Term Instruments	33.2%
Germany	22.1%
United States	16.7%
United Kingdom	8.1%
Japan	4.7%
France	4.0%
Italy	3.0%
Other	8.2%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
Global Bond Fund (Unhedged) Institutional Class (Inception 11/23/93)	6.30%	9.72%		7.77%		7.75%
Global Bond Fund (Unhedged) Administrative Class (Inception 07/31/96)	6.03%	9.46%		—		7.51%
JPMorgan GBI Global FX NY Index Unhedged in USD	4.94%	8.15%		6.44%		—
Lipper Global Income Fund Average	5.06%	7.48%		7.23%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,061.30	$1,060.00	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.83	$4.11	$2.77	$4.03

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the twelve-month period ended March 31, 2005, the Fund’s Institutional Class Shares returned 6.30%, outperforming its benchmark, the JPMorgan GBI Global FX NY Index Unhedged in USD by 1.36%.

•	An overweight to Euroland duration relative to benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance as Euroland long maturity yields rose less than U.K. long yields.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	A tactical allocation to real return bonds added value; TIPS outperformed nominals by a wide margin as real yields fell.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell over the period.

03.31.05  |  PIMCO Funds Annual Report  13

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Global Bond Fund (U.S. Dollar-Hedged)	JPMorgan GBI Global Index Hedged in USD
02/28/1998	5,000,000	5,000,000
03/31/1998	5,069,096	5,032,998
04/30/1998	5,092,746	5,057,664
05/31/1998	5,121,536	5,120,419
06/30/1998	5,146,064	5,156,855
07/31/1998	5,210,272	5,189,886
08/31/1998	5,156,019	5,308,288
09/30/1998	5,273,043	5,416,970
10/31/1998	5,187,282	5,432,146
11/30/1998	5,256,161	5,471,658
12/31/1998	5,303,609	5,472,616
01/31/1999	5,422,839	5,527,172
02/28/1999	5,341,215	5,452,844
03/31/1999	5,376,152	5,503,796
04/30/1999	5,429,327	5,555,442
05/31/1999	5,347,551	5,520,956
06/30/1999	5,283,537	5,458,994
07/31/1999	5,279,879	5,448,116
08/31/1999	5,257,452	5,453,373
09/30/1999	5,285,083	5,480,949
10/31/1999	5,300,795	5,491,430
11/30/1999	5,294,352	5,509,549
12/31/1999	5,318,774	5,509,648
01/31/2000	5,296,692	5,512,855
02/29/2000	5,360,260	5,568,270
03/31/2000	5,435,868	5,660,817
04/30/2000	5,444,990	5,673,348
05/31/2000	5,465,049	5,706,908
06/30/2000	5,525,868	5,756,900
07/31/2000	5,572,330	5,800,776
08/31/2000	5,588,099	5,827,690
09/30/2000	5,653,061	5,861,548
10/31/2000	5,670,166	5,910,979
11/30/2000	5,738,619	6,022,603
12/31/2000	5,808,435	6,104,700
01/31/2001	5,933,174	6,168,646
02/28/2001	5,987,239	6,228,823
03/31/2001	6,081,194	6,267,408
04/30/2001	6,044,854	6,211,828
05/31/2001	6,069,055	6,239,601
06/30/2001	6,049,566	6,274,451
07/31/2001	6,226,368	6,361,541
08/31/2001	6,287,921	6,425,123
09/30/2001	6,330,511	6,470,652
10/31/2001	6,508,805	6,607,670
11/30/2001	6,461,968	6,539,558
12/31/2001	6,437,649	6,480,142
01/31/2002	6,469,407	6,498,294
02/28/2002	6,502,667	6,520,777
03/31/2002	6,436,486	6,449,194
04/30/2002	6,533,618	6,533,540
05/31/2002	6,554,425	6,550,171
06/30/2002	6,615,289	6,637,096
07/31/2002	6,675,966	6,726,435
08/31/2002	6,748,905	6,827,611
09/30/2002	6,854,071	6,935,036
10/31/2002	6,853,344	6,910,767
11/30/2002	6,890,178	6,901,906
12/31/2002	7,035,525	7,024,342
01/31/2003	7,111,005	7,058,662
02/28/2003	7,215,273	7,128,857
03/31/2003	7,189,472	7,113,383
04/30/2003	7,222,484	7,134,412
05/31/2003	7,341,485	7,274,405
06/30/2003	7,315,519	7,233,604
07/31/2003	7,172,891	7,089,643
08/31/2003	7,169,896	7,062,729
09/30/2003	7,288,870	7,175,411
10/31/2003	7,219,569	7,097,182
11/30/2003	7,234,735	7,104,456
12/31/2003	7,312,464	7,170,914
01/31/2004	7,345,936	7,210,393
02/29/2004	7,429,003	7,284,720
03/31/2004	7,475,728	7,316,396
04/30/2004	7,416,776	7,215,319
05/31/2004	7,409,090	7,199,614
06/30/2004	7,416,296	7,200,143
07/31/2004	7,449,664	7,239,158
08/31/2004	7,548,463	7,354,320
09/30/2004	7,570,475	7,391,484
10/31/2004	7,631,452	7,441,675
11/30/2004	7,700,199	7,466,738
12/31/2004	7,759,096	7,520,632
01/31/2005	7,812,707	7,590,628
02/28/2005	7,785,809	7,547,612
03/31/2005	7,841,107	7,585,702

COUNTRY ALLOCATION‡

United States	25.8%
Germany	22.0%
Short-Term Instrument	13.4%
United Kingdom	9.7%
France	9.4%
Japan	5.6%
Italy	4.5%
Other	9.6%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Global Bond Fund (U.S. Dollar-Hedged) Institutional Class (Inception 02/25/98)	4.89%	7.60%		8.05%
Global Bond Fund (U.S. Dollar-Hedged) Administrative Class (Inception 09/30/03)	4.63%	—		7.76%
JPMorgan GBI Global Index Hedged in USD	3.68%	6.03%		—
Lipper Global Income Fund Average	5.06%	7.48%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,035.70	$1,034.50	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.79	$4.06	$2.77	$4.03

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the twelve-month period ended March 31, 2005, the Fund’s Institutional Class Shares returned 4.89%, outperforming its benchmark, the JPMorgan GBI Global Index Hedged in USD by 1.21%.

•	An overweight to Euroland duration relative to benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	A tactical allocation to real return bonds added value; TIPS outperformed nominals by a wide margin as real yields fell.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance as, JGB yields fell over the period.

14  PIMCO Funds Annual Report  |  03.31.05

PIMCO GNMA Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	GNMA Fund	Lehman Brothers GNMA Index
07/31/1997	5,000,000	5,000,000
08/31/1997	5,018,286	4,989,337
09/30/1997	5,111,651	5,055,583
10/31/1997	5,159,820	5,108,308
11/30/1997	5,172,284	5,123,990
12/31/1997	5,218,267	5,170,241
01/31/1998	5,260,371	5,220,145
02/28/1998	5,285,796	5,231,813
03/31/1998	5,293,096	5,253,935
04/30/1998	5,311,809	5,284,438
05/31/1998	5,351,927	5,320,546
06/30/1998	5,392,191	5,342,972
07/31/1998	5,408,563	5,373,010
08/31/1998	5,477,311	5,415,391
09/30/1998	5,543,973	5,479,473
10/31/1998	5,519,699	5,474,726
11/30/1998	5,498,845	5,505,690
12/31/1998	5,536,600	5,528,299
01/31/1999	5,578,414	5,567,556
02/28/1999	5,528,744	5,549,893
03/31/1999	5,595,411	5,583,509
04/30/1999	5,622,757	5,610,300
05/31/1999	5,662,331	5,582,000
06/30/1999	5,653,531	5,559,755
07/31/1999	5,659,351	5,523,329
08/31/1999	5,658,931	5,521,445
09/30/1999	5,722,084	5,610,299
10/31/1999	5,740,102	5,643,667
11/30/1999	5,736,548	5,646,093
12/31/1999	5,694,838	5,634,755
01/31/2000	5,747,671	5,583,844
02/29/2000	5,792,796	5,655,255
03/31/2000	5,884,367	5,744,636
04/30/2000	5,873,635	5,739,574
05/31/2000	5,882,556	5,760,408
06/30/2000	5,950,810	5,866,692
07/31/2000	5,991,510	5,897,650
08/31/2000	6,047,328	5,986,789
09/30/2000	6,090,882	6,042,466
10/31/2000	6,147,435	6,087,180
11/30/2000	6,286,860	6,173,009
12/31/2000	6,355,420	6,260,666
01/31/2001	6,457,728	6,362,715
02/28/2001	6,575,949	6,391,347
03/31/2001	6,647,112	6,429,695
04/30/2001	6,647,008	6,440,625
05/31/2001	6,718,310	6,494,083
06/30/2001	6,782,014	6,512,915
07/31/2001	6,941,037	6,624,287
08/31/2001	6,997,445	6,672,644
09/30/2001	7,097,376	6,763,391
10/31/2001	7,182,775	6,853,345
11/30/2001	7,139,375	6,796,272
12/31/2001	7,123,734	6,775,882
01/31/2002	7,203,175	6,843,642
02/28/2002	7,276,553	6,913,447
03/31/2002	7,202,868	6,847,769
04/30/2002	7,335,519	6,968,290
05/31/2002	7,382,074	7,014,281
06/30/2002	7,447,847	7,070,460
07/31/2002	7,542,393	7,153,184
08/31/2002	7,617,287	7,203,256
09/30/2002	7,662,843	7,262,323
10/31/2002	7,677,465	7,285,778
11/30/2002	7,693,756	7,292,503
12/31/2002	7,770,487	7,365,149
01/31/2003	7,785,131	7,384,077
02/28/2003	7,825,763	7,421,569
03/31/2003	7,827,950	7,426,748
04/30/2003	7,865,878	7,444,423
05/31/2003	7,881,827	7,444,644
06/30/2003	7,911,748	7,467,264
07/31/2003	7,760,708	7,344,124
08/31/2003	7,833,409	7,391,862
09/30/2003	7,949,976	7,498,711
10/31/2003	7,931,464	7,479,086
11/30/2003	7,976,454	7,504,615
12/31/2003	8,030,331	7,575,233
01/31/2004	8,081,569	7,613,042
02/29/2004	8,137,116	7,663,732
03/31/2004	8,154,722	7,695,222
04/30/2004	8,054,936	7,573,999
05/31/2004	8,038,337	7,558,110
06/30/2004	8,104,907	7,625,461
07/31/2004	8,166,716	7,687,243
08/31/2004	8,259,474	7,794,163
09/30/2004	8,278,139	7,810,350
10/31/2004	8,331,995	7,871,997
11/30/2004	8,314,879	7,853,395
12/31/2004	8,362,012	7,904,980
01/31/2005	8,401,715	7,949,776
02/28/2005	8,383,674	7,924,550
03/31/2005	8,376,531	7,909,285

SECTOR BREAKDOWN‡

U.S. Government Agencies	68.7%
Short-Term Instruments	30.4%
Other	0.9%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
GNMA Fund Institutional Class (Inception 07/31/97)	2.72%	7.32%		6.96%
Lehman Brothers GNMA Index	2.78%	6.60%		—
Lipper GNMA Fund Average	1.57%	5.82%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,011.90	$1,022.44
Expenses Paid During Period†	$2.51	$2.52

†	Expenses are equal to the expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	The Fund’s Institutional Class Shares slightly underperformed the Lehman Brothers GNMA Index for the twelve-month period ended March 31, 2005 by returning 2.72% versus the 2.78% return of the Index.

•	The Fund’s duration positioning over the twelve-month period was neutral to performance.

•	An underweight to 15-year MBS was neutral to returns, as these securities performed in-line with their 30-year counterparts.

•	An underweight to 30-year GNMA mortgages for the first three months of the period was negative to returns as these securities outperformed FNMA and FHLMC securities during that period.

•	An overweight to 30-year GNMA mortgages for the last nine months of the period was slightly negative to returns, as these securities underperformed FNMA and FHLMC securities during that period.

•	A small allocation to high quality asset-backed securities added to performance, as these issues posted strong risk-adjusted returns during the period.

03.31.05  |  PIMCO Funds Annual Report  15

PIMCO High Yield Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	High Yield Fund	Merril Lynch U.S. High Yield BB-B Rated Index
12/31/1992	5,000,000	5,000,000
01/31/1993	5,113,886	5,120,600
02/28/1993	5,208,126	5,215,995
03/31/1993	5,313,333	5,305,555
04/30/1993	5,369,686	5,343,540
05/31/1993	5,409,077	5,412,045
06/30/1993	5,556,254	5,513,035
07/31/1993	5,595,567	5,566,180
08/31/1993	5,658,345	5,617,165
09/30/1993	5,686,689	5,644,410
10/31/1993	5,839,376	5,750,465
11/30/1993	5,884,380	5,776,805
12/31/1993	5,935,129	5,831,975
01/31/1994	6,061,596	5,955,085
02/28/1994	6,060,370	5,909,885
03/31/1994	5,879,246	5,718,940
04/30/1994	5,828,068	5,651,170
05/31/1994	5,870,524	5,628,905
06/30/1994	5,878,587	5,649,335
07/31/1994	5,934,013	5,691,650
08/31/1994	5,984,086	5,729,385
09/30/1994	6,025,467	5,726,235
10/31/1994	6,028,706	5,740,490
11/30/1994	6,004,787	5,694,625
12/31/1994	6,077,394	5,761,365
01/31/1995	6,137,436	5,849,745
02/28/1995	6,305,367	6,031,145
03/31/1995	6,397,464	6,111,905
04/30/1995	6,537,390	6,253,090
05/31/1995	6,727,023	6,452,000
06/30/1995	6,781,902	6,504,455
07/31/1995	6,872,762	6,569,240
08/31/1995	6,925,387	6,619,890
09/30/1995	7,022,543	6,697,010
10/31/1995	7,125,446	6,755,205
11/30/1995	7,212,331	6,823,165
12/31/1995	7,334,202	6,933,085
01/31/1996	7,453,084	7,034,930
02/29/1996	7,460,951	7,035,075
03/31/1996	7,402,000	7,012,350
04/30/1996	7,434,433	7,010,595
05/31/1996	7,459,688	7,055,955
06/30/1996	7,490,201	7,102,100
07/31/1996	7,557,060	7,147,415
08/31/1996	7,680,144	7,218,670
09/30/1996	7,858,765	7,379,865
10/31/1996	7,937,607	7,470,860
11/30/1996	8,110,110	7,621,245
12/31/1996	8,191,022	7,677,265
01/31/1997	8,275,049	7,739,220
02/28/1997	8,402,615	7,844,555
03/31/1997	8,292,841	7,732,845
04/30/1997	8,381,534	7,811,410
05/31/1997	8,572,658	7,974,905
06/30/1997	8,699,809	8,098,755
07/31/1997	8,924,236	8,326,170
08/31/1997	8,921,803	8,306,600
09/30/1997	9,072,091	8,445,570
10/31/1997	9,081,530	8,488,050
11/30/1997	9,168,890	8,564,870
12/31/1997	9,273,057	8,654,800
01/31/1998	9,432,639	8,782,720
02/28/1998	9,483,456	8,823,735
03/31/1998	9,557,939	8,898,910
04/30/1998	9,581,967	8,935,310
05/31/1998	9,631,622	8,997,140
06/30/1998	9,702,825	9,047,885
07/31/1998	9,806,262	9,104,525
08/31/1998	9,412,663	8,701,920
09/30/1998	9,532,027	8,761,530
10/31/1998	9,438,479	8,593,045
11/30/1998	9,836,791	8,994,600
12/31/1998	9,879,676	8,990,460
01/31/1999	10,010,006	9,089,985
02/28/1999	9,927,890	9,029,900
03/31/1999	10,010,332	9,131,395
04/30/1999	10,178,603	9,265,630
05/31/1999	9,984,753	9,170,750
06/30/1999	9,982,745	9,153,415
07/31/1999	10,010,514	9,167,240
08/31/1999	9,972,088	9,091,240
09/30/1999	9,978,381	9,077,515
10/31/1999	9,966,545	9,043,380
11/30/1999	10,104,777	9,152,190
12/31/1999	10,158,157	9,222,465
01/31/2000	10,112,740	9,178,010
02/29/2000	10,137,614	9,182,230
03/31/2000	9,935,905	9,040,275
04/30/2000	9,958,025	9,049,135
05/31/2000	9,908,672	8,953,575
06/30/2000	10,098,829	9,149,660
07/31/2000	10,178,729	9,194,765
08/31/2000	10,325,854	9,300,965
09/30/2000	10,294,967	9,218,280
10/31/2000	10,085,655	8,947,910
11/30/2000	9,895,109	8,632,680
12/31/2000	10,113,001	8,865,355
01/31/2001	10,530,435	9,419,350
02/28/2001	10,642,311	9,535,680
03/31/2001	10,517,025	9,362,510
04/30/2001	10,438,828	9,267,950
05/31/2001	10,558,600	9,409,195
06/30/2001	10,394,083	9,190,805
07/31/2001	10,556,027	9,327,475
08/31/2001	10,647,779	9,408,905
09/30/2001	10,220,694	8,840,415
10/31/2001	10,447,685	9,127,905
11/30/2001	10,634,566	9,427,395
12/31/2001	10,618,130	9,344,055
01/31/2002	10,640,592	9,389,840
02/28/2002	10,537,787	9,303,175
03/31/2002	10,630,020	9,503,750
04/30/2002	10,725,786	9,628,725
05/31/2002	10,639,337	9,610,335
06/30/2002	10,106,683	8,912,045
07/31/2002	9,527,204	8,565,280
08/31/2002	9,916,153	8,835,685
09/30/2002	9,673,118	8,701,380
10/31/2002	9,749,024	8,622,025
11/30/2002	10,350,642	9,123,395
12/31/2002	10,527,512	9,223,025
01/31/2003	10,791,936	9,429,620
02/28/2003	10,953,828	9,538,720
03/31/2003	11,223,287	9,754,870
04/30/2003	11,789,757	10,225,150
05/31/2003	11,909,108	10,293,455
06/30/2003	12,144,452	10,558,305
07/31/2003	11,871,444	10,383,035
08/31/2003	12,062,755	10,502,130
09/30/2003	12,331,441	10,762,795
10/31/2003	12,555,013	10,959,431
11/30/2003	12,676,103	11,099,383
12/31/2003	13,022,288	11,339,352
01/31/2004	13,134,396	11,485,743
02/29/2004	13,072,378	11,510,667
03/31/2004	13,141,290	11,612,651
04/30/2004	13,018,494	11,514,524
05/31/2004	12,837,284	11,329,947
06/30/2004	12,993,528	11,473,610
07/31/2004	13,198,949	11,654,315
08/31/2004	13,472,477	11,870,855
09/30/2004	13,674,952	12,031,113
10/31/2004	13,950,458	12,243,220
11/30/2004	14,041,238	12,318,028
12/31/2004	14,252,902	12,465,470
01/31/2005	14,258,260	12,474,201
02/28/2005	14,463,688	12,644,723
03/31/2005	14,100,234	12,304,580

SECTOR BREAKDOWN‡

Corporate Bonds & Notes	77.7%
Sovereign Issues	8.3%
Other	14.0%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
High Yield Fund Institutional Class (Inception 12/15/92)	7.30%	7.25%		8.22%		8.82%
High Yield Fund Administrative Class (Inception 01/16/95)	7.03%	6.99%		7.97%		8.56%
Merrill Lynch US High Yield BB-B Rated Index	5.96%	6.36%		7.25%		—
Lipper High Current Yield Fund Average	6.30%	5.09%		6.16%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,031.10	$1,029.80	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.53	$3.80	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Institutional Class Shares returned 7.30% for the twelve-month period ended March 31, 2005, outperforming the 5.96% return of the Merrill Lynch US High Yield BB-B Rated Index for the same period.

•	The Fund’s underweight to consumer cyclicals, the worst-performing sector over the twelve-month period, was a significant contributor to relative performance.

•	As energy outperformed most other industry categories, the Fund’s overweight to this sector added to returns. Furthermore, an emphasis on pipelines within the sector contributed to greater returns.

•	As ever-increasing fuel costs negatively impacted the air transportation sector, the Fund’s underweight to the sector and an emphasis on higher-quality, secured issues contributed to outperformance.

•	The Fund’s underweight to chemicals, the top-performing sector over the period, hindered performance.

•	As metals and mining bonds outperformed during the period, the Fund’s underweight to this sector also hurt performance.

•	The Fund’s focus on the upper quality tiers of high yields and exposure to BBB-rated issues hurt performance, as lower-rated bonds outperformed.

•	Modest exposure to emerging market sovereign debt boosted relative performance, as these bonds outperformed BB-B-rated high yields by about 0.70%.

16  PIMCO Funds Annual Report  |  03.31.05

PIMCO Investment Grade Corporate Bond Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Investment Grade Corporate Bond Fund	Lehman Brothers Credit Investment Grade Index
04/30/2000	5,000,000	5,000,000
05/31/2000	5,014,761	4,981,500
06/30/2000	5,128,394	5,106,535
07/31/2000	5,184,004	5,168,324
08/31/2000	5,264,388	5,235,512
09/30/2000	5,297,559	5,263,260
10/31/2000	5,317,541	5,268,524
11/30/2000	5,424,989	5,337,015
12/31/2000	5,563,978	5,440,553
01/31/2001	5,642,326	5,589,624
02/28/2001	5,736,175	5,638,254
03/31/2001	5,749,969	5,673,211
04/30/2001	5,686,680	5,652,787
05/31/2001	5,737,457	5,704,793
06/30/2001	5,744,342	5,733,317
07/31/2001	5,953,968	5,882,957
08/31/2001	6,059,316	5,961,788
09/30/2001	5,983,609	5,952,846
10/31/2001	6,107,077	6,100,476
11/30/2001	6,081,896	6,047,484
12/31/2001	6,069,349	6,005,757
01/31/2002	6,095,819	6,056,805
02/28/2002	6,151,204	6,102,837
03/31/2002	6,115,274	5,989,935
04/30/2002	6,226,317	6,073,195
05/31/2002	6,250,468	6,153,361
06/30/2002	6,270,463	6,163,349
07/31/2002	6,212,479	6,160,267
08/31/2002	6,454,385	6,319,818
09/30/2002	6,434,531	6,439,894
10/31/2002	6,482,306	6,365,346
11/30/2002	6,576,724	6,447,852
12/31/2002	6,764,990	6,637,928
01/31/2003	6,813,294	6,659,487
02/28/2003	6,942,379	6,792,647
03/31/2003	6,963,326	6,797,563
04/30/2003	7,146,390	6,923,284
05/31/2003	7,387,457	7,141,717
06/30/2003	7,371,256	7,124,125
07/31/2003	7,012,097	6,820,352
08/31/2003	7,089,786	6,873,766
09/30/2003	7,347,828	7,113,878
10/31/2003	7,304,590	7,038,094
11/30/2003	7,351,138	7,070,385
12/31/2003	7,467,130	7,149,204
01/31/2004	7,543,636	7,221,437
02/29/2004	7,636,622	7,312,236
03/31/2004	7,719,693	7,382,939
04/30/2004	7,481,875	7,150,306
05/31/2004	7,411,975	7,100,125
06/30/2004	7,450,878	7,130,005
07/31/2004	7,543,160	7,217,990
08/31/2004	7,735,813	7,388,389
09/30/2004	7,784,238	7,429,850
10/31/2004	7,876,891	7,501,795
11/30/2004	7,815,337	7,426,572
12/31/2004	7,916,582	7,523,571
01/31/2005	7,971,611	7,583,190
02/28/2005	7,929,154	7,538,497
03/31/2005	7,828,978	7,444,645

SECTOR BREAKDOWN‡

Corporate Bonds & Notes	88.6%
Sovereign Issues	4.3%
Short-Term Instruments	3.2%
Other	3.9%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
Investment Grade Corporate Bond Fund Institutional Class (Inception 04/28/00)	1.41%	9.53%
Investment Grade Corporate Bond Fund Administrative Class (Inception 09/30/02)	1.16%	9.26%
Lehman Brothers Credit Investment Grade Index	0.84%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,005.70	$1,004.40	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.50	$3.75	$2.52	$3.79

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•	The Fund’s Institutional Class shares returned 1.41% for the twelve-month period ended March 31, 2005, outperforming the 0.84% return of the Lehman Brothers Credit Investment Grade Index for the same period.

•	Below-Index duration boosted portfolio returns, as interest rates generally increased.

•	An above-Index quality profile detracted from performance, as lower quality credits outpaced all other investment grade quality tiers. However, a small tactical position to below-investment grade companies added to returns.

•	Modest exposure to Treasuries detracted slightly from performance, as the Treasury sector underperformed the overall investment grade corporate market.

•	Overweighting the electric utilities sector boosted returns. The sector’s recovery from the 2002-2003 credit crisis benefited utility spreads.

•	Late in the period, the Fund added to its exposure to auto securities, specifically shorter maturities. This position detracted from performance, as a major U.S. auto manufacturer forecasted its biggest quarterly loss in more than ten years, pressuring credit yield premiums to widen.

•	A small tactical allocation to emerging market bonds added value, as fundamentals such as trade surpluses and currency reserves continued to improve.

03.31.05  |  PIMCO Funds Annual Report  17

PIMCO Long-Term U.S. Government Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Long-Term U.S. Government Fund	Lehman brothers Long-Term Treasury Index
06/30/1991	5,000,000	5,000,000
07/31/1991	5,068,858	5,074,501
08/31/1991	5,265,511	5,249,571
09/30/1991	5,442,627	5,414,932
10/31/1991	5,470,292	5,426,845
11/30/1991	5,543,810	5,457,236
12/31/1991	5,909,199	5,782,486
01/31/1992	5,742,566	5,600,917
02/29/1992	5,771,828	5,633,962
03/31/1992	5,753,678	5,571,988
04/30/1992	5,725,465	5,566,416
05/31/1992	5,930,074	5,721,163
06/30/1992	6,016,162	5,804,119
07/31/1992	6,300,744	6,045,570
08/31/1992	6,427,326	6,087,285
09/30/1992	6,540,767	6,183,464
10/31/1992	6,378,211	6,053,611
11/30/1992	6,445,336	6,076,615
12/31/1992	6,614,191	6,243,115
01/31/1993	6,790,743	6,421,044
02/28/1993	7,063,398	6,635,507
03/31/1993	7,101,318	6,652,095
04/30/1993	7,156,851	6,703,316
05/31/1993	7,184,508	6,725,437
06/30/1993	7,540,954	7,009,924
07/31/1993	7,650,608	7,122,783
08/31/1993	7,942,707	7,409,119
09/30/1993	7,968,888	7,435,051
10/31/1993	8,009,725	7,488,582
11/30/1993	7,792,708	7,296,874
12/31/1993	7,842,784	7,320,224
01/31/1994	8,022,521	7,495,910
02/28/1994	7,708,576	7,188,578
03/31/1994	7,394,709	6,873,000
04/30/1994	7,268,749	6,791,898
05/31/1994	7,328,147	6,747,072
06/30/1994	7,204,147	6,682,974
07/31/1994	7,383,262	6,909,528
08/31/1994	7,399,583	6,858,397
09/30/1994	7,168,768	6,642,358
10/31/1994	7,121,957	6,619,109
11/30/1994	7,100,568	6,658,162
12/31/1994	7,262,933	6,760,697
01/31/1995	7,452,733	6,934,447
02/28/1995	7,710,914	7,131,386
03/31/1995	7,801,105	7,192,715
04/30/1995	7,935,072	7,320,745
05/31/1995	8,543,055	7,882,247
06/30/1995	8,640,810	7,973,681
07/31/1995	8,491,696	7,846,101
08/31/1995	8,683,521	8,020,286
09/30/1995	8,870,756	8,167,858
10/31/1995	9,089,506	8,396,559
11/30/1995	9,312,996	8,606,473
12/31/1995	9,556,137	8,835,405
01/31/1996	9,571,150	8,835,405
02/29/1996	9,125,460	8,408,654
03/31/1996	8,958,096	8,241,322
04/30/1996	8,759,342	8,103,692
05/31/1996	8,770,736	8,061,553
06/30/1996	8,946,985	8,233,264
07/31/1996	8,917,924	8,236,557
08/31/1996	8,856,205	8,133,600
09/30/1996	9,102,550	8,358,088
10/31/1996	9,493,242	8,686,561
11/30/1996	9,850,638	8,976,691
12/31/1996	9,623,943	8,758,559
01/31/1997	9,575,922	8,696,373
02/28/1997	9,597,964	8,699,851
03/31/1997	9,359,341	8,477,135
04/30/1997	9,569,998	8,681,434
05/31/1997	9,684,036	8,778,666
06/30/1997	9,874,998	8,948,094
07/31/1997	10,423,699	9,473,347
08/31/1997	10,161,452	9,209,988
09/30/1997	10,426,645	9,463,263
10/31/1997	10,781,376	9,782,175
11/30/1997	10,883,554	9,912,278
12/31/1997	11,069,810	10,078,804
01/31/1998	11,275,676	10,283,404
02/28/1998	11,199,106	10,209,364
03/31/1998	11,253,029	10,230,803
04/30/1998	11,317,967	10,268,657
05/31/1998	11,538,499	10,464,788
06/30/1998	11,808,620	10,707,571
07/31/1998	11,801,190	10,662,600
08/31/1998	12,299,503	11,143,483
09/30/1998	12,790,684	11,551,334
10/31/1998	12,445,120	11,376,910
11/30/1998	12,490,034	11,464,511
12/31/1998	12,553,589	11,440,436
01/31/1999	12,648,960	11,543,400
02/28/1999	12,075,284	10,975,465
03/31/1999	12,125,895	10,950,221
04/30/1999	12,144,248	10,965,551
05/31/1999	11,925,741	10,793,392
06/30/1999	11,815,424	10,678,982
07/31/1999	11,747,539	10,627,723
08/31/1999	11,656,627	10,586,275
09/30/1999	11,776,118	10,664,613
10/31/1999	11,801,074	10,671,012
11/30/1999	11,726,422	10,598,449
12/31/1999	11,550,921	10,440,533
01/31/2000	11,603,539	10,589,832
02/29/2000	11,954,401	10,909,645
03/31/2000	12,278,301	11,282,755
04/30/2000	12,209,784	11,192,492
05/31/2000	12,144,660	11,152,200
06/30/2000	12,517,549	11,394,202
07/31/2000	12,743,435	11,590,183
08/31/2000	13,029,801	11,854,439
09/30/2000	12,879,241	11,711,000
10/31/2000	13,106,842	11,893,691
11/30/2000	13,540,593	12,269,532
12/31/2000	13,905,213	12,557,866
01/31/2001	13,985,665	12,579,214
02/28/2001	14,260,279	12,794,319
03/31/2001	14,183,961	12,730,348
04/30/2001	13,761,111	12,384,082
05/31/2001	13,838,073	12,400,182
06/30/2001	13,958,266	12,506,822
07/31/2001	14,554,786	12,972,076
08/31/2001	14,877,021	13,249,679
09/30/2001	15,018,954	13,349,052
10/31/2001	15,721,338	14,004,491
11/30/2001	15,035,222	13,338,725
12/31/2001	14,672,563	13,087,957
01/31/2002	15,010,337	13,256,792
02/28/2002	15,200,756	13,410,571
03/31/2002	14,541,130	12,868,783
04/30/2002	15,195,082	13,357,797
05/31/2002	15,278,807	13,399,206
06/30/2002	15,579,617	13,639,773
07/31/2002	16,052,436	14,059,878
08/31/2002	16,696,221	14,674,295
09/30/2002	17,340,061	15,285,851
10/31/2002	16,810,632	14,846,775
11/30/2002	16,642,980	14,682,652
12/31/2002	17,442,664	15,284,066
01/31/2003	17,326,557	15,232,415
02/28/2003	17,915,068	15,693,487
03/31/2003	17,702,396	15,496,155
04/30/2003	17,916,414	15,653,492
05/31/2003	18,828,278	16,533,692
06/30/2003	18,541,218	16,281,448
07/31/2003	16,886,706	14,825,323
08/31/2003	17,164,987	15,061,699
09/30/2003	18,188,397	15,845,833
10/31/2003	17,787,606	15,404,985
11/30/2003	17,869,352	15,479,505
12/31/2003	18,090,027	15,663,608
01/31/2004	18,375,830	15,932,256
02/29/2004	18,814,639	16,249,760
03/31/2004	19,140,150	16,496,467
04/30/2004	18,030,492	15,571,022
05/31/2004	17,822,726	15,494,494
06/30/2004	17,983,092	15,636,264
07/31/2004	18,362,492	15,900,742
08/31/2004	19,061,737	16,490,806
09/30/2004	19,172,249	16,630,150
10/31/2004	19,426,636	16,874,804
11/30/2004	18,960,543	16,499,204
12/31/2004	19,403,171	16,870,415
01/31/2005	19,787,284	17,295,779
02/28/2005	19,490,969	17,072,549
03/31/2005	19,365,196	16,958,636

SECTOR BREAKDOWN‡

Short-Term Instruments	45.5%
U.S. Government Agencies	18.0%
U.S. Treasury Obligations	17.9%
Mortgage-Backed Securities	7.8%
Corporate Bonds & Notes	5.5%
Other	5.3%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
Long-Term U.S. Government Fund Institutional Class (Inception 07/01/91)	1.17%	9.54%		9.52%		10.35%
Long-Term U.S. Government Fund Administrative Class (Inception 09/23/97)	0.92%	9.27%		—		10.08%
Lehman Brothers Long-Term Treasury Index	2.80%	8.49%		8.96%		—
Lipper General U.S. Government Fund Average	0.46%	5.83%		5.92%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,010.00	$1,008.80	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.51	$3.76	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Institutional Class Shares underperformed the benchmark Lehman Brothers Long-Term Treasury Index, returning 1.17% for the twelve-month period ended March 31, 2005 compared to the 2.80% return for the Index during the same period.

•	The Fund’s emphasis on the intermediate portion of the curve was a negative for performance over the twelve-month period and the primary reason for the Fund’s underperformance, as these rates rose the most. This “conundrum”, where long yields stayed low despite Fed rate hikes, hurt performance the most over the last six months of the period as the yield curve flattened substantially.

•	An Emphasis on high quality, long maturity agency debt was a modest boost to relative performance, as this sector outperformed Treasuries of similar duration.

•	Exposure to longer duration structured mortgages was a small positive for relative performance; these securities outperformed comparable Treasuries on continued strong demand and high yields.

•	A modest allocation to TIPS was a slight positive for performance, as nominal yields have risen higher than real yields.

•	A minimal allocation to long duration corporates boosted relative returns as these issues outperformed Treasuries of similar duration; spreads tightened throughout 2004 on the back of improving credit fundamentals and corporate upgrade announcements; spreads eased slightly over the first quarter of 2005.

18  PIMCO Funds Annual Report  |  03.31.05

PIMCO Low Duration Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Low Duration Fund	Merril Lynch 1-3 Year Treasury Index
05/31/1987	5,000,000	5,000,000
06/30/1987	5,046,628	5,054,486
07/31/1987	5,065,090	5,079,247
08/31/1987	5,064,335	5,083,277
09/30/1987	5,052,060	5,063,694
10/31/1987	5,133,989	5,175,497
11/30/1987	5,191,951	5,206,753
12/31/1987	5,222,390	5,239,924
01/31/1988	5,308,798	5,323,917
02/29/1988	5,347,411	5,367,579
03/31/1988	5,380,986	5,378,053
04/30/1988	5,403,325	5,385,796
05/31/1988	5,415,511	5,378,103
06/30/1988	5,466,198	5,433,788
07/31/1988	5,495,264	5,437,868
08/31/1988	5,517,425	5,449,457
09/30/1988	5,568,286	5,512,752
10/31/1988	5,619,832	5,567,754
11/30/1988	5,626,975	5,552,801
12/31/1988	5,652,043	5,565,872
01/31/1989	5,699,277	5,609,584
02/28/1989	5,708,130	5,609,468
03/31/1989	5,730,286	5,635,162
04/30/1989	5,798,151	5,721,387
05/31/1989	5,917,401	5,806,895
06/30/1989	6,046,639	5,915,301
07/31/1989	6,135,363	6,002,808
08/31/1989	6,107,180	5,965,890
09/30/1989	6,137,963	6,001,276
10/31/1989	6,219,093	6,091,880
11/30/1989	6,275,483	6,149,263
12/31/1989	6,307,554	6,173,858
01/31/1990	6,303,536	6,178,987
02/28/1990	6,346,767	6,207,779
03/31/1990	6,381,164	6,228,694
04/30/1990	6,377,250	6,240,900
05/31/1990	6,484,898	6,336,383
06/30/1990	6,554,775	6,403,041
07/31/1990	6,626,735	6,482,955
08/31/1990	6,639,802	6,502,338
09/30/1990	6,676,368	6,555,691
10/31/1990	6,724,978	6,627,712
11/30/1990	6,805,177	6,692,922
12/31/1990	6,878,682	6,774,101
01/31/1991	6,942,193	6,836,151
02/28/1991	6,997,644	6,876,758
03/31/1991	7,057,271	6,923,107
04/30/1991	7,143,402	6,988,670
05/31/1991	7,199,368	7,030,881
06/30/1991	7,245,425	7,059,426
07/31/1991	7,325,646	7,120,914
08/31/1991	7,430,571	7,218,612
09/30/1991	7,527,775	7,296,718
10/31/1991	7,593,269	7,375,086
11/30/1991	7,675,305	7,451,712
12/31/1991	7,804,629	7,565,276
01/31/1992	7,811,724	7,553,701
02/29/1992	7,850,357	7,579,762
03/31/1992	7,854,905	7,577,109
04/30/1992	7,910,379	7,646,439
05/31/1992	7,990,995	7,716,175
06/30/1992	8,065,552	7,794,942
07/31/1992	8,172,756	7,882,416
08/31/1992	8,227,543	7,951,624
09/30/1992	8,309,644	8,027,323
10/31/1992	8,312,516	7,979,320
11/30/1992	8,317,418	7,966,313
12/31/1992	8,404,634	8,041,993
01/31/1993	8,484,134	8,125,469
02/28/1993	8,584,735	8,194,941
03/31/1993	8,633,491	8,219,527
04/30/1993	8,674,838	8,270,487
05/31/1993	8,685,036	8,247,329
06/30/1993	8,771,815	8,308,113
07/31/1993	8,802,074	8,327,387
08/31/1993	8,888,391	8,400,002
09/30/1993	8,922,962	8,427,302
10/31/1993	8,984,843	8,443,819
11/30/1993	8,993,553	8,445,931
12/31/1993	9,056,846	8,477,097
01/31/1994	9,106,228	8,531,519
02/28/1994	9,066,980	8,477,003
03/31/1994	9,027,600	8,434,789
04/30/1994	8,998,069	8,404,930
05/31/1994	8,988,338	8,416,864
06/30/1994	9,007,246	8,441,778
07/31/1994	9,091,298	8,514,377
08/31/1994	9,129,999	8,544,348
09/30/1994	9,116,482	8,524,952
10/31/1994	9,115,926	8,544,133
11/30/1994	9,118,176	8,506,026
12/31/1994	9,113,801	8,525,250
01/31/1995	9,198,589	8,643,921
02/28/1995	9,314,539	8,762,689
03/31/1995	9,352,866	8,811,585
04/30/1995	9,470,326	8,890,096
05/31/1995	9,642,739	9,045,405
06/30/1995	9,692,391	9,094,070
07/31/1995	9,696,402	9,131,718
08/31/1995	9,802,372	9,186,053
09/30/1995	9,890,345	9,230,697
10/31/1995	9,964,908	9,308,604
11/30/1995	10,081,178	9,390,892
12/31/1995	10,201,089	9,463,014
01/31/1996	10,276,453	9,543,450
02/29/1996	10,210,333	9,503,081
03/31/1996	10,206,317	9,494,623
04/30/1996	10,210,668	9,502,599
05/31/1996	10,220,903	9,522,079
06/30/1996	10,324,796	9,590,448
07/31/1996	10,360,157	9,628,235
08/31/1996	10,411,622	9,661,259
09/30/1996	10,559,003	9,748,888
10/31/1996	10,711,509	9,858,660
11/30/1996	10,856,335	9,934,177
12/31/1996	10,827,172	9,934,177
01/31/1997	10,917,928	9,980,768
02/28/1997	10,962,362	10,003,723
03/31/1997	10,918,161	9,999,822
04/30/1997	11,051,403	10,081,520
05/31/1997	11,144,606	10,150,277
06/30/1997	11,232,679	10,220,213
07/31/1997	11,414,133	10,332,533
08/31/1997	11,408,378	10,342,038
09/30/1997	11,508,994	10,420,534
10/31/1997	11,594,791	10,497,958
11/30/1997	11,628,837	10,523,470
12/31/1997	11,718,950	10,595,345
01/31/1998	11,808,398	10,698,225
02/28/1998	11,849,111	10,707,426
03/31/1998	11,900,389	10,751,006
04/30/1998	11,965,788	10,801,320
05/31/1998	12,042,787	10,858,892
06/30/1998	12,072,222	10,915,357
07/31/1998	12,130,281	10,966,441
08/31/1998	12,177,935	11,104,289
09/30/1998	12,426,371	11,251,422
10/31/1998	12,407,993	11,306,666
11/30/1998	12,480,576	11,296,829
12/31/1998	12,558,314	11,336,708
01/31/1999	12,614,507	11,381,600
02/28/1999	12,548,547	11,326,059
03/31/1999	12,656,332	11,404,775
04/30/1999	12,723,248	11,441,498
05/31/1999	12,683,445	11,434,174
06/30/1999	12,690,305	11,469,850
07/31/1999	12,692,072	11,506,210
08/31/1999	12,701,307	11,539,462
09/30/1999	12,796,976	11,614,468
10/31/1999	12,850,766	11,645,363
11/30/1999	12,906,395	11,667,372
12/31/1999	12,931,228	11,684,058
01/31/2000	12,915,977	11,679,735
02/29/2000	13,009,930	11,757,522
03/31/2000	13,106,258	11,830,418
04/30/2000	13,135,290	11,861,176
05/31/2000	13,175,787	11,909,925
06/30/2000	13,335,487	12,033,551
07/31/2000	13,416,218	12,109,603
08/31/2000	13,566,278	12,198,850
09/30/2000	13,635,215	12,286,438
10/31/2000	13,636,576	12,352,416
11/30/2000	13,743,722	12,469,270
12/31/2000	13,926,801	12,618,029
01/31/2001	14,154,253	12,776,132
02/28/2001	14,225,101	12,859,176
03/31/2001	14,343,928	12,966,423
04/30/2001	14,386,763	13,001,042
05/31/2001	14,503,863	13,074,368
06/30/2001	14,541,262	13,118,821
07/31/2001	14,789,469	13,266,014
08/31/2001	14,880,723	13,342,428
09/30/2001	15,029,046	13,562,042
10/31/2001	15,224,654	13,690,204
11/30/2001	15,069,717	13,660,633
12/31/2001	15,041,156	13,665,416
01/31/2002	15,183,830	13,693,156
02/28/2002	15,307,463	13,759,294
03/31/2002	15,191,222	13,666,418
04/30/2002	15,395,788	13,819,073
05/31/2002	15,497,092	13,874,348
06/30/2002	15,550,542	13,990,755
07/31/2002	15,620,991	14,161,442
08/31/2002	15,780,286	14,210,015
09/30/2002	15,870,489	14,327,391
10/31/2002	15,952,480	14,359,914
11/30/2002	16,005,786	14,316,833
12/31/2002	16,192,973	14,451,412
01/31/2003	16,240,555	14,449,967
02/28/2003	16,378,874	14,510,223
03/31/2003	16,417,388	14,536,631
04/30/2003	16,504,462	14,563,816
05/31/2003	16,590,071	14,618,430
06/30/2003	16,639,982	14,640,795
07/31/2003	16,369,891	14,561,150
08/31/2003	16,439,972	14,570,907
09/30/2003	16,637,601	14,703,210
10/31/2003	16,565,760	14,648,661
11/30/2003	16,584,712	14,640,898
12/31/2003	16,673,791	14,725,815
01/31/2004	16,732,820	14,755,856
02/29/2004	16,821,769	14,826,389
03/31/2004	16,867,606	14,872,795
04/30/2004	16,735,931	14,729,421
05/31/2004	16,730,597	14,715,723
06/30/2004	16,758,167	14,714,546
07/31/2004	16,840,999	14,767,812
08/31/2004	16,985,411	14,870,006
09/30/2004	16,977,295	14,856,920
10/31/2004	17,056,850	14,902,234
11/30/2004	17,023,274	14,828,468
12/31/2004	17,071,805	14,859,459
01/31/2005	17,054,343	14,854,258
02/28/2005	17,031,288	14,820,539
03/31/2005	17,020,094	14,821,428

SECTOR BREAKDOWN‡

Short-Term Instruments	65.4%
U.S. Government Agencies	10.7%
U.S. Treasury Obligations	7.5%
Corporate Bonds & Notes	4.9%
Mortgage-Backed Securities	3.9%
Other	7.6%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
Low Duration Fund Institutional Class (Inception 05/11/87)	0.90%	5.37%		6.17%		7.09%
Low Duration Fund Administrative Class (Inception 01/03/95)	0.65%	5.10%		5.90%		6.82%
Merrill Lynch 1-3 Year Treasury Index	-0.35%	4.61%		5.34%		—
Lipper Short Investment Grade Debt Fund Average	0.23%	4.30%		5.05%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,002.50	$1,001.30	$1,022.79	$1,021.54
Expenses Paid During Period†	$2.15	$3.39	$2.17	$3.43

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class Shares returned 0.90% for the twelve-month period ended March 31, 2005, outperforming the -0.35% return of the Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Risk-adjusted returns were strong for the twelve-month period; the Fund focused on quality, value and prudent diversification in an environment where core bond sectors presented limited buying opportunities.

•	Interest rate strategies were mixed for performance. The Fund’s concentration at the shorter end of the yield curve detracted from returns, as interest rates on short maturities rose the most, but broader yield curve exposure was positive as the yield curve flattened.

•	Tactical exposure to European issues helped returns, as these securities outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

•	A mortgage emphasis helped returns as this sector outperformed Treasuries on a like-duration basis, benefiting from investors’ demand for income producing securities. Positive mortgage security selection also added to returns.

•	Corporate bond investments were positive, as investors around the world were drawn to corporates for their extra yield.

•	A tactical allocation to real return bonds added value, as TIPS outperformed nominal Treasuries over the period.

•	Exposure to high quality emerging markets was positive for performance. This sector outperformed Treasuries for the year, benefiting from continued improvement in fundamentals such as trade surpluses, currency reserves and investors’ demand for higher yielding securities.

03.31.05  |  PIMCO Funds Annual Report  19

PIMCO Low Duration Fund II

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Low Duration Fund II	Merril Lynch 1-3 Year Treasury Index
10/31/1991	5,000,000	5,000,000
11/30/1991	5,070,496	5,051,950
12/31/1991	5,150,788	5,128,941
01/31/1992	5,126,506	5,121,094
02/29/1992	5,159,358	5,138,762
03/31/1992	5,157,326	5,136,964
04/30/1992	5,197,109	5,183,966
05/31/1992	5,240,589	5,231,244
06/30/1992	5,302,476	5,284,645
07/31/1992	5,355,736	5,343,949
08/31/1992	5,377,728	5,390,869
09/30/1992	5,426,036	5,442,189
10/31/1992	5,423,401	5,409,645
11/30/1992	5,417,545	5,400,827
12/31/1992	5,471,783	5,452,135
01/31/1993	5,544,427	5,508,728
02/28/1993	5,600,313	5,555,828
03/31/1993	5,619,040	5,572,496
04/30/1993	5,660,962	5,607,045
05/31/1993	5,649,149	5,591,344
06/30/1993	5,710,514	5,632,553
07/31/1993	5,724,808	5,645,621
08/31/1993	5,775,444	5,694,851
09/30/1993	5,794,689	5,713,359
10/31/1993	5,802,333	5,724,557
11/30/1993	5,799,743	5,725,988
12/31/1993	5,831,720	5,747,117
01/31/1994	5,872,093	5,784,014
02/28/1994	5,850,184	5,747,054
03/31/1994	5,796,320	5,718,434
04/30/1994	5,779,212	5,698,191
05/31/1994	5,767,710	5,706,282
06/30/1994	5,772,326	5,723,172
07/31/1994	5,831,607	5,772,392
08/31/1994	5,826,033	5,792,711
09/30/1994	5,810,813	5,779,561
10/31/1994	5,821,529	5,792,565
11/30/1994	5,828,521	5,766,731
12/31/1994	5,850,354	5,779,763
01/31/1995	5,935,515	5,860,217
02/28/1995	6,029,620	5,940,737
03/31/1995	6,074,370	5,973,886
04/30/1995	6,107,608	6,027,114
05/31/1995	6,211,631	6,132,407
06/30/1995	6,235,805	6,165,399
07/31/1995	6,243,368	6,190,923
08/31/1995	6,297,641	6,227,760
09/30/1995	6,346,020	6,258,027
10/31/1995	6,405,255	6,310,844
11/30/1995	6,478,110	6,366,632
12/31/1995	6,539,804	6,415,528
01/31/1996	6,580,351	6,470,061
02/29/1996	6,535,860	6,442,692
03/31/1996	6,518,000	6,436,958
04/30/1996	6,505,764	6,442,365
05/31/1996	6,502,485	6,455,572
06/30/1996	6,575,782	6,501,923
07/31/1996	6,606,321	6,527,541
08/31/1996	6,630,457	6,549,930
09/30/1996	6,719,145	6,609,338
10/31/1996	6,816,464	6,683,760
11/30/1996	6,887,004	6,734,957
12/31/1996	6,881,011	6,734,957
01/31/1997	6,918,655	6,766,544
02/28/1997	6,946,342	6,782,107
03/31/1997	6,930,530	6,779,461
04/30/1997	6,993,758	6,834,850
05/31/1997	7,044,400	6,881,464
06/30/1997	7,099,424	6,928,877
07/31/1997	7,200,340	7,005,026
08/31/1997	7,201,737	7,011,470
09/30/1997	7,257,640	7,064,687
10/31/1997	7,324,878	7,117,177
11/30/1997	7,343,098	7,134,473
12/31/1997	7,405,208	7,183,201
01/31/1998	7,464,768	7,252,950
02/28/1998	7,477,590	7,259,187
03/31/1998	7,505,393	7,288,733
04/30/1998	7,541,498	7,322,844
05/31/1998	7,593,666	7,361,875
06/30/1998	7,623,903	7,400,156
07/31/1998	7,657,543	7,434,789
08/31/1998	7,746,767	7,528,244
09/30/1998	7,854,078	7,627,994
10/31/1998	7,838,078	7,665,447
11/30/1998	7,857,712	7,658,778
12/31/1998	7,893,710	7,685,814
01/31/1999	7,943,452	7,716,249
02/28/1999	7,885,625	7,678,594
03/31/1999	7,947,390	7,731,961
04/30/1999	7,979,520	7,756,857
05/31/1999	7,950,895	7,751,892
06/30/1999	7,933,181	7,776,079
07/31/1999	7,948,712	7,800,729
08/31/1999	7,953,224	7,823,273
09/30/1999	8,024,423	7,874,124
10/31/1999	8,063,922	7,895,070
11/30/1999	8,094,148	7,909,991
12/31/1999	8,095,132	7,921,303
01/31/2000	8,091,435	7,918,372
02/29/2000	8,147,721	7,971,109
03/31/2000	8,208,297	8,020,529
04/30/2000	8,230,192	8,041,382
05/31/2000	8,254,772	8,074,432
06/30/2000	8,344,502	8,158,245
07/31/2000	8,402,661	8,209,805
08/31/2000	8,475,367	8,270,310
09/30/2000	8,548,174	8,329,692
10/31/2000	8,593,470	8,374,422
11/30/2000	8,667,062	8,453,644
12/31/2000	8,750,262	8,554,496
01/31/2001	8,883,371	8,661,684
02/28/2001	8,923,988	8,717,984
03/31/2001	9,007,545	8,790,693
04/30/2001	9,037,851	8,814,164
05/31/2001	9,115,828	8,863,875
06/30/2001	9,143,360	8,894,013
07/31/2001	9,320,652	8,993,803
08/31/2001	9,365,723	9,045,608
09/30/2001	9,481,992	9,194,498
10/31/2001	9,595,694	9,281,386
11/30/2001	9,533,382	9,261,338
12/31/2001	9,460,591	9,264,581
01/31/2002	9,537,547	9,283,388
02/28/2002	9,616,284	9,328,226
03/31/2002	9,525,964	9,265,260
04/30/2002	9,661,287	9,368,754
05/31/2002	9,705,294	9,406,228
06/30/2002	9,773,012	9,485,147
07/31/2002	9,834,221	9,600,866
08/31/2002	9,915,303	9,633,796
09/30/2002	9,989,531	9,713,372
10/31/2002	10,029,806	9,735,422
11/30/2002	10,042,868	9,706,215
12/31/2002	10,132,099	9,797,454
01/31/2003	10,166,547	9,796,474
02/28/2003	10,254,931	9,837,325
03/31/2003	10,243,236	9,855,229
04/30/2003	10,274,430	9,873,659
05/31/2003	10,312,895	9,910,685
06/30/2003	10,323,322	9,925,848
07/31/2003	10,116,469	9,871,851
08/31/2003	10,160,990	9,878,466
09/30/2003	10,287,302	9,968,162
10/31/2003	10,263,579	9,931,180
11/30/2003	10,264,862	9,925,917
12/31/2003	10,318,860	9,983,487
01/31/2004	10,344,335	10,003,854
02/29/2004	10,398,915	10,051,672
03/31/2004	10,427,885	10,083,134
04/30/2004	10,332,278	9,985,932
05/31/2004	10,331,816	9,976,645
06/30/2004	10,359,224	9,975,847
07/31/2004	10,408,735	10,011,960
08/31/2004	10,490,298	10,081,243
09/30/2004	10,483,704	10,072,371
10/31/2004	10,533,117	10,103,092
11/30/2004	10,488,515	10,053,081
12/31/2004	10,515,107	10,074,092
01/31/2005	10,491,914	10,070,566
02/28/2005	10,485,270	10,047,706
03/31/2005	10,488,265	10,048,309

SECTOR BREAKDOWN‡

Short-Term Instruments	60.0%
U.S. Government Agencies	13.0%
U.S. Treasury Obligations	11.3%
Corporate Bonds & Notes	6.4%
Other	9.3%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
Low Duration Fund II Institutional Class (Inception 10/31/91)	0.58%	5.02%		5.61%		5.68%
Low Duration Fund II Administrative Class (Inception 02/02/98)	0.33%	4.77%		—		5.41%
Merrill Lynch 1-3 Year Treasury Index	-0.35%	4.61%		5.34%		—
Lipper Short Investment Grade Debt Fund Average	0.23%	4.30%		5.05%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,000.40	$999.20	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.49	$3.74	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Fund’s Institutional Class Shares returned 0.58% for the twelve-month period ended March 31, 2005, outperforming the -0.35% return of the Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Risk-adjusted returns were strong for the twelve-month period; the Fund focused on quality, value and prudent diversification in an environment where core bond sectors presented limited buying opportunities.

•	Interest rate strategies were mixed for performance. The Fund’s concentration at the shorter end of the yield curve detracted from returns, as interest rates on short maturities rose the most, but broader yield curve exposure was positive as the yield curve flattened.

•	A mortgage emphasis helped returns, as this sector outperformed Treasuries on a like-duration basis benefiting from investors’ demand for income producing securities. Positive mortgage security selection also added to returns.

•	Corporate bond investments were positive, as investors around the world were drawn to corporates for their extra yield.

•	A tactical allocation to real return bonds added value, as TIPS outperformed nominal Treasuries.

20  PIMCO Funds Annual Report  |  03.31.05

PIMCO Low Duration Fund III

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Low Duration Fund III	Merril Lynch 1-3 Year Treasury Index
12/31/1996	5,000,000	5,000,000
01/31/1997	5,019,544	5,023,450
02/28/1997	5,044,724	5,035,003
03/31/1997	5,028,885	5,033,040
04/30/1997	5,074,774	5,074,160
05/31/1997	5,116,879	5,108,766
06/30/1997	5,156,800	5,143,965
07/31/1997	5,193,007	5,200,497
08/31/1997	5,219,920	5,205,281
09/30/1997	5,260,771	5,244,790
10/31/1997	5,310,323	5,283,758
11/30/1997	5,313,692	5,296,598
12/31/1997	5,355,776	5,332,774
01/31/1998	5,393,985	5,384,555
02/28/1998	5,402,862	5,389,186
03/31/1998	5,427,616	5,411,120
04/30/1998	5,458,772	5,436,444
05/31/1998	5,490,624	5,465,421
06/30/1998	5,503,181	5,493,840
07/31/1998	5,527,294	5,519,552
08/31/1998	5,543,567	5,588,932
09/30/1998	5,649,590	5,662,986
10/31/1998	5,656,322	5,690,791
11/30/1998	5,694,733	5,685,840
12/31/1998	5,712,097	5,705,912
01/31/1999	5,732,230	5,728,507
02/28/1999	5,719,966	5,700,552
03/31/1999	5,758,729	5,740,171
04/30/1999	5,794,632	5,758,654
05/31/1999	5,786,934	5,754,968
06/30/1999	5,775,306	5,772,924
07/31/1999	5,775,192	5,791,224
08/31/1999	5,779,894	5,807,961
09/30/1999	5,833,335	5,845,712
10/31/1999	5,851,977	5,861,262
11/30/1999	5,870,819	5,872,339
12/31/1999	5,868,064	5,880,737
01/31/2000	5,860,600	5,878,562
02/29/2000	5,890,024	5,917,713
03/31/2000	5,930,458	5,954,402
04/30/2000	5,948,746	5,969,883
05/31/2000	5,969,290	5,994,419
06/30/2000	6,042,394	6,056,642
07/31/2000	6,085,896	6,094,920
08/31/2000	6,140,202	6,139,839
09/30/2000	6,195,214	6,183,923
10/31/2000	6,177,912	6,217,130
11/30/2000	6,243,517	6,275,945
12/31/2000	6,303,425	6,350,817
01/31/2001	6,394,711	6,430,393
02/28/2001	6,424,571	6,472,190
03/31/2001	6,467,996	6,526,168
04/30/2001	6,486,396	6,543,593
05/31/2001	6,532,018	6,580,499
06/30/2001	6,538,598	6,602,872
07/31/2001	6,662,254	6,676,957
08/31/2001	6,713,249	6,715,416
09/30/2001	6,796,107	6,825,951
10/31/2001	6,880,896	6,890,457
11/30/2001	6,827,395	6,875,573
12/31/2001	6,818,908	6,877,980
01/31/2002	6,884,565	6,891,943
02/28/2002	6,929,931	6,925,230
03/31/2002	6,877,510	6,878,485
04/30/2002	6,969,327	6,955,318
05/31/2002	7,021,128	6,983,139
06/30/2002	7,059,258	7,041,728
07/31/2002	7,093,370	7,127,637
08/31/2002	7,176,982	7,152,084
09/30/2002	7,214,805	7,211,161
10/31/2002	7,268,168	7,227,530
11/30/2002	7,292,605	7,205,847
12/31/2002	7,367,164	7,273,583
01/31/2003	7,405,077	7,272,855
02/28/2003	7,464,661	7,303,183
03/31/2003	7,484,976	7,316,475
04/30/2003	7,526,621	7,330,157
05/31/2003	7,561,085	7,357,645
06/30/2003	7,577,007	7,368,902
07/31/2003	7,439,604	7,328,815
08/31/2003	7,463,901	7,333,726
09/30/2003	7,543,720	7,400,316
10/31/2003	7,515,184	7,372,861
11/30/2003	7,519,657	7,368,953
12/31/2003	7,553,947	7,411,693
01/31/2004	7,569,999	7,426,813
02/29/2004	7,607,828	7,462,313
03/31/2004	7,636,216	7,485,670
04/30/2004	7,568,225	7,413,508
05/31/2004	7,574,344	7,406,614
06/30/2004	7,584,975	7,406,021
07/31/2004	7,617,425	7,432,831
08/31/2004	7,679,774	7,484,266
09/30/2004	7,673,961	7,477,680
10/31/2004	7,709,187	7,500,487
11/30/2004	7,691,497	7,463,360
12/31/2004	7,713,843	7,478,958
01/31/2005	7,711,158	7,476,340
02/28/2005	7,698,083	7,459,369
03/31/2005	7,691,789	7,459,817

SECTOR BREAKDOWN‡

Short-Term Instruments	57.7%
U.S. Treasury Obligations	10.2%
Asset-Backed Securities	9.5%
Corporate Bonds & Notes	8.0%
U.S. Government Agencies	7.6%
Other	7.0%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Low Duration Fund III Institutional Class (Inception 12/31/96)	0.73%	5.34%		5.36%
Low Duration Fund III Administrative Class (Inception 03/19/99)	0.46%	5.07%		5.10%
Merrill Lynch 1-3 Year Treasury Index	-0.35%	4.61%		—
Lipper Short Investment Grade Debt Fund Average	0.23%	4.30%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,002.30	$1,001.00	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.50	$3.74	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	The Fund’s Institutional Class Shares returned 0.73% for the twelve-month period ended March 31, 2005, outperforming the -0.35% return of the Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Risk-adjusted returns were strong for the twelve-month period; the Fund focused on quality, value and prudent diversification in an environment where core bond sectors presented limited buying opportunities.

•	Interest rate strategies were mixed for performance. The Fund’s concentration at the shorter end of the yield curve detracted from returns, as interest rates on short maturities rose the most, but broader yield curve exposure was positive as the yield curve flattened.

•	Tactical exposure to European issues helped returns, as these securities outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

•	A mortgage emphasis helped returns, as this sector outperformed Treasuries on a like-duration basis benefiting from investors’ demand for income producing securities. Positive mortgage security selection also added to returns.

•	Corporate bond investments were positive, as investors around the world were drawn to corporates for their extra yield.

•	A tactical allocation to real return bonds added value, as TIPS outperformed nominal Treasuries.

•	Exposure to high quality emerging markets was positive for performance. This sector outperformed Treasuries for the year benefiting from continued improvement in fundamentals such as trade surpluses, currency reserves and investors’ demand for higher yielding securities.

03.31.05  |  PIMCO Funds Annual Report  21

PIMCO Moderate Duration Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Moderate Duration Fund	Lehman Brothers Intermediate Government/Credit Bond Index
12/31/1996	5,000,000	5,000,000
01/31/1997	5,018,573	5,019,463
02/28/1997	5,025,671	5,029,034
03/31/1997	4,987,552	4,994,366
04/30/1997	5,045,822	5,053,050
05/31/1997	5,078,973	5,095,000
06/30/1997	5,141,280	5,141,493
07/31/1997	5,240,626	5,246,067
08/31/1997	5,220,094	5,219,726
09/30/1997	5,282,529	5,280,430
10/31/1997	5,331,654	5,338,864
11/30/1997	5,354,915	5,350,657
12/31/1997	5,398,734	5,393,482
01/31/1998	5,454,128	5,464,139
02/28/1998	5,448,868	5,459,941
03/31/1998	5,476,199	5,477,482
04/30/1998	5,507,779	5,504,969
05/31/1998	5,547,118	5,545,295
06/30/1998	5,574,030	5,580,774
07/31/1998	5,603,136	5,600,396
08/31/1998	5,657,953	5,688,435
09/30/1998	5,812,116	5,831,330
10/31/1998	5,807,792	5,825,572
11/30/1998	5,807,850	5,825,131
12/31/1998	5,837,909	5,848,531
01/31/1999	5,869,063	5,880,659
02/28/1999	5,778,416	5,794,204
03/31/1999	5,842,985	5,837,457
04/30/1999	5,861,195	5,855,384
05/31/1999	5,823,540	5,810,305
06/30/1999	5,805,584	5,814,363
07/31/1999	5,800,346	5,809,238
08/31/1999	5,804,694	5,813,648
09/30/1999	5,858,013	5,867,883
10/31/1999	5,893,763	5,883,025
11/30/1999	5,912,009	5,890,336
12/31/1999	5,890,158	5,871,097
01/31/2000	5,826,274	5,849,641
02/29/2000	5,873,746	5,897,838
03/31/2000	5,951,786	5,959,303
04/30/2000	5,955,966	5,945,804
05/31/2000	5,995,504	5,955,121
06/30/2000	6,078,846	6,060,150
07/31/2000	6,123,436	6,106,250
08/31/2000	6,204,722	6,178,401
09/30/2000	6,265,532	6,234,610
10/31/2000	6,292,005	6,263,013
11/30/2000	6,379,265	6,348,077
12/31/2000	6,486,663	6,465,047
01/31/2001	6,588,529	6,571,166
02/28/2001	6,633,080	6,633,289
03/31/2001	6,671,537	6,684,120
04/30/2001	6,651,187	6,666,481
05/31/2001	6,678,198	6,704,011
06/30/2001	6,710,068	6,729,036
07/31/2001	6,873,298	6,868,787
08/31/2001	6,945,719	6,937,520
09/30/2001	7,087,216	7,038,689
10/31/2001	7,215,055	7,155,438
11/30/2001	7,125,631	7,083,730
12/31/2001	7,096,739	7,044,519
01/31/2002	7,173,775	7,081,102
02/28/2002	7,256,413	7,137,374
03/31/2002	7,144,569	7,028,835
04/30/2002	7,283,515	7,144,994
05/31/2002	7,341,911	7,216,350
06/30/2002	7,325,727	7,278,749
07/31/2002	7,336,202	7,364,972
08/31/2002	7,495,034	7,474,640
09/30/2002	7,525,399	7,608,485
10/31/2002	7,580,167	7,578,645
11/30/2002	7,614,632	7,572,131
12/31/2002	7,802,655	7,737,408
01/31/2003	7,840,214	7,736,981
02/28/2003	7,965,668	7,845,933
03/31/2003	7,984,304	7,854,042
04/30/2003	8,085,184	7,914,028
05/31/2003	8,210,361	8,073,032
06/30/2003	8,198,510	8,067,667
07/31/2003	7,966,446	7,848,507
08/31/2003	8,029,123	7,867,008
09/30/2003	8,204,651	8,066,121
10/31/2003	8,151,451	7,990,136
11/30/2003	8,153,852	8,001,006
12/31/2003	8,227,348	8,070,876
01/31/2004	8,281,344	8,123,914
02/29/2004	8,365,657	8,206,806
03/31/2004	8,442,409	8,270,606
04/30/2004	8,262,028	8,074,483
05/31/2004	8,247,561	8,037,818
06/30/2004	8,287,548	8,061,900
07/31/2004	8,353,977	8,129,971
08/31/2004	8,483,541	8,265,649
09/30/2004	8,488,840	8,280,037
10/31/2004	8,553,489	8,335,779
11/30/2004	8,514,450	8,259,831
12/31/2004	8,567,809	8,316,367
01/31/2005	8,567,959	8,332,453
02/28/2005	8,531,742	8,286,717
03/31/2005	8,512,109	8,243,958

SECTOR BREAKDOWN‡

U.S. Government Agencies	42.9%
Short-Term Instruments	40.9%
U.S. Treasury Obligations	7.1%
Corporate Bonds & Notes	3.8%
Asset-Backed Securities	2.1%
Other	3.2%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Moderate Duration Fund Institutional Class (Inception 12/31/96)	0.82%	7.42%		6.66%
Lehman Brothers Intermediate Government/Credit Bond Index	-0.32%	6.71%		—
Lipper Short Intermediate Investment Grade Debt Fund Average	-0.34%	5.49%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,002.70	$1,022.69
Expenses Paid During Period†	$2.25	$2.27

†	Expenses are equal to the expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class Shares outperformed the Lehman Brothers Intermediate Government/Credit Bond Index for the twelve-month period ended March 31, 2005, returning 0.82% versus the -0.32% return of the index.

•	Performance was relatively stable despite a volatile market; defensive interest rate and sector strategies together with broad diversification helped preserve value.

•	Important contributors to performance were:

—	below-Index duration in the U.S. as rates rose.

—	mortgage security selection, which added to the positive impact of the mortgage emphasis.

—	Treasury Inflation Protected Securities (TIPS), as nominal yields rose more than real yields.

—	non-U.S. strategies, especially Eurozone issues, which gained as interest rates fell.

—	emerging markets were positive as fundamentals such as trade surpluses and currency reserves continued to improve.

•	The following strategies detracted from returns:

—	an emphasis an short intermediate maturities and an underweight to longer maturities, which outperformed as the yield curve flattened.

—	a corporate underweight, as investors anxious to boost yield were drawn to these assets. Concerns about auto producer earnings caused historically tight credit premiums to widen in the first quarter of 2005; however, corporates outperformed Treasuries after adjusting for duration for the twelve-month reporting period.

22  PIMCO Funds Annual Report  |  03.31.05

PIMCO Money Market Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Money Market Fund	Citigroup 3-Month Treasury Bill Index
02/28/1991	5,000,000	5,000,000
03/31/1991	5,025,170	5,025,950
04/30/1991	5,050,085	5,050,225
05/31/1991	5,075,810	5,074,668
06/30/1991	5,098,544	5,098,114
07/31/1991	5,122,151	5,122,431
08/31/1991	5,146,158	5,146,559
09/30/1991	5,168,071	5,169,408
10/31/1991	5,189,068	5,192,103
11/30/1991	5,209,752	5,212,767
12/31/1991	5,235,296	5,232,315
01/31/1992	5,253,666	5,250,418
02/29/1992	5,269,348	5,266,800
03/31/1992	5,286,316	5,284,707
04/30/1992	5,302,529	5,301,830
05/31/1992	5,318,495	5,319,272
06/30/1992	5,333,833	5,335,496
07/31/1992	5,349,339	5,351,503
08/31/1992	5,362,691	5,366,754
09/30/1992	5,375,416	5,380,225
10/31/1992	5,388,548	5,393,837
11/30/1992	5,400,824	5,407,267
12/31/1992	5,415,417	5,421,760
01/31/1993	5,427,493	5,436,236
02/28/1993	5,439,092	5,448,847
03/31/1993	5,452,504	5,462,578
04/30/1993	5,464,658	5,475,852
05/31/1993	5,475,877	5,489,816
06/30/1993	5,489,090	5,503,540
07/31/1993	5,501,737	5,517,960
08/31/1993	5,515,161	5,532,361
09/30/1993	5,527,714	5,546,138
10/31/1993	5,541,036	5,560,446
11/30/1993	5,554,511	5,574,514
12/31/1993	5,567,081	5,589,230
01/31/1994	5,580,537	5,603,875
02/28/1994	5,592,446	5,617,437
03/31/1994	5,606,276	5,633,278
04/30/1994	5,620,505	5,650,065
05/31/1994	5,637,321	5,668,823
06/30/1994	5,654,814	5,688,040
07/31/1994	5,672,813	5,708,632
08/31/1994	5,694,234	5,729,867
09/30/1994	5,714,049	5,751,354
10/31/1994	5,736,363	5,774,877
11/30/1994	5,759,664	5,799,362
12/31/1994	5,785,415	5,826,271
01/31/1995	5,813,735	5,853,305
02/28/1995	5,839,234	5,879,060
03/31/1995	5,867,023	5,908,043
04/30/1995	5,892,850	5,936,461
05/31/1995	5,923,104	5,965,787
06/30/1995	5,950,960	5,994,065
07/31/1995	5,979,025	6,022,957
08/31/1995	6,006,869	6,051,505
09/30/1995	6,032,542	6,078,677
10/31/1995	6,061,076	6,106,577
11/30/1995	6,105,719	6,133,568
12/31/1995	6,136,175	6,161,661
01/31/1996	6,164,350	6,189,326
02/29/1996	6,191,072	6,214,641
03/31/1996	6,217,237	6,240,991
04/30/1996	6,244,019	6,266,704
05/31/1996	6,273,132	6,293,588
06/30/1996	6,297,220	6,319,958
07/31/1996	6,324,461	6,347,387
08/31/1996	6,354,570	6,375,251
09/30/1996	6,379,780	6,402,538
10/31/1996	6,406,912	6,430,582
11/30/1996	6,433,601	6,457,590
12/31/1996	6,460,353	6,485,292
01/31/1997	6,488,472	6,513,374
02/28/1997	6,513,657	6,538,842
03/31/1997	6,539,911	6,567,351
04/30/1997	6,567,988	6,595,327
05/31/1997	6,598,555	6,624,478
06/30/1997	6,626,256	6,652,302
07/31/1997	6,655,217	6,680,973
08/31/1997	6,686,098	6,709,768
09/30/1997	6,714,110	6,738,217
10/31/1997	6,746,003	6,767,595
11/30/1997	6,773,457	6,796,087
12/31/1997	6,805,247	6,825,582
01/31/1998	6,836,094	6,855,683
02/28/1998	6,863,584	6,882,969
03/31/1998	6,893,016	6,913,529
04/30/1998	6,922,674	6,942,842
05/31/1998	6,953,532	6,972,836
06/30/1998	6,983,538	7,001,494
07/31/1998	7,016,569	7,031,111
08/31/1998	7,045,979	7,061,063
09/30/1998	7,076,192	7,089,942
10/31/1998	7,107,700	7,118,445
11/30/1998	7,136,327	7,144,640
12/31/1998	7,168,594	7,171,075
01/31/1999	7,194,413	7,197,823
02/28/1999	7,219,300	7,222,369
03/31/1999	7,247,024	7,249,957
04/30/1999	7,276,038	7,276,783
05/31/1999	7,301,880	7,304,725
06/30/1999	7,329,104	7,331,825
07/31/1999	7,359,334	7,360,493
08/31/1999	7,388,408	7,389,641
09/30/1999	7,418,652	7,418,608
10/31/1999	7,450,747	7,448,876
11/30/1999	7,482,278	7,478,970
12/31/1999	7,519,731	7,510,904
01/31/2000	7,552,712	7,543,878
02/29/2000	7,586,023	7,576,014
03/31/2000	7,624,519	7,611,546
04/30/2000	7,657,193	7,647,245
05/31/2000	7,694,457	7,684,640
06/30/2000	7,736,374	7,720,680
07/31/2000	7,775,004	7,758,048
08/31/2000	7,817,526	7,796,450
09/30/2000	7,859,326	7,835,199
10/31/2000	7,900,222	7,876,256
11/30/2000	7,941,283	7,916,503
12/31/2000	7,985,711	7,958,144
01/31/2001	8,024,932	7,999,209
02/28/2001	8,061,082	8,033,765
03/31/2001	8,097,308	8,069,193
04/30/2001	8,128,747	8,100,180
05/31/2001	8,158,254	8,129,826
06/30/2001	8,185,013	8,155,923
07/31/2001	8,209,512	8,181,532
08/31/2001	8,235,891	8,206,405
09/30/2001	8,254,682	8,229,956
10/31/2001	8,271,440	8,251,518
11/30/2001	8,287,588	8,269,095
12/31/2001	8,300,832	8,283,565
01/31/2002	8,311,159	8,296,488
02/28/2002	8,320,835	8,307,605
03/31/2002	8,333,230	8,319,818
04/30/2002	8,344,363	8,331,798
05/31/2002	8,356,387	8,344,212
06/30/2002	8,366,453	8,355,892
07/31/2002	8,377,137	8,368,093
08/31/2002	8,388,230	8,380,227
09/30/2002	8,397,666	8,391,792
10/31/2002	8,407,645	8,403,456
11/30/2002	8,416,026	8,414,212
12/31/2002	8,424,152	8,424,309
01/31/2003	8,432,168	8,433,491
02/28/2003	8,438,590	8,441,250
03/31/2003	8,444,791	8,449,776
04/30/2003	8,451,124	8,457,803
05/31/2003	8,457,753	8,466,007
06/30/2003	8,464,043	8,473,711
07/31/2003	8,469,921	8,481,084
08/31/2003	8,474,948	8,488,039
09/30/2003	8,479,556	8,494,490
10/31/2003	8,485,361	8,501,370
11/30/2003	8,490,215	8,508,001
12/31/2003	8,495,651	8,514,808
01/31/2004	8,501,080	8,521,534
02/29/2004	8,505,777	8,527,755
03/31/2004	8,510,851	8,534,492
04/30/2004	8,516,001	8,541,064
05/31/2004	8,520,857	8,547,982
06/30/2004	8,526,365	8,554,991
07/31/2004	8,533,237	8,563,118
08/31/2004	8,540,687	8,572,367
09/30/2004	8,549,411	8,582,568
10/31/2004	8,559,850	8,594,068
11/30/2004	8,571,020	8,606,272
12/31/2004	8,585,222	8,620,472
01/31/2005	8,598,519	8,635,903
02/28/2005	8,612,905	8,651,102
03/31/2005	8,629,525	8,669,269

SECTOR BREAKDOWN‡

Commercial Paper	79.4%
Repurchase Agreements	15.6%
U.S. Treasury Bills	2.4%
Certificates of Deposit	2.6%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	7-Day Yield	30-Day Yield	1 Year	5 Years	*	10 Years	*	Since Inception	*
Money Market Fund Institutional Class (Inception 03/01/91)	2.43%	2.34%	1.39%	2.51%		3.93%		3.95%
Money Market Fund Administrative Class (Inception 01/25/95)	2.17%	2.12%	1.15%	2.25%		3.68%		3.70%
Citigroup 3-Month Treasury Bill Index	—	—	1.58%	2.64%		3.91%		—
Lipper Institutional Money Market Fund Average	—	—	1.33%	2.50%		3.94%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.40	$1,008.20	$1,023.34	$1,022.19
Expenses Paid During Period†	$1.60	$2.75	$1.61	$2.77

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.32% for Institutional Class, 0.55% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Institutional Class Shares returned 1.39% for the twelve months ended March 31, 2005, underperforming the Citgroup 3-Month Treasury Bill Index return of 1.58% for the twelve-month period.

•	The Fund, which had a Aaa money market fund rating by Moody’s Investors Service on March 31, 2005, emphasized high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

•	High quality (A1/P1) commercial paper yields rose approximately 2.00% for three-month maturities, reflecting Federal Reserve rate increases of 1.75% during the twelve-month reporting period.

•	Higher quality (A1/P1) three-month commercial paper yields relative to Treasuries widened by about 0.10% to approximately 0.25%, while second tier commercial paper yields widened by about 0.20% to approximately 0.45% on March 31, 2005.

•	The SEC 7-day and 30-day yields for the Fund’s Institutional Class Shares were 2.43% and 2.34%, respectively, as of March 31, 2005.

03.31.05  |  PIMCO Funds Annual Report  23

PIMCO Municipal Bond Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Municipal Bond Fund	Lehman Brothers General Municipal Bond Index
12/31/1997	5,000,000	5,000,000
01/31/1998	5,058,771	5,051,606
02/28/1998	5,035,172	5,053,147
03/31/1998	5,039,379	5,057,585
04/30/1998	5,006,296	5,034,774
05/31/1998	5,105,540	5,114,478
06/30/1998	5,122,719	5,134,629
07/31/1998	5,128,447	5,147,504
08/31/1998	5,223,548	5,227,052
09/30/1998	5,293,484	5,292,186
10/31/1998	5,282,938	5,292,055
11/30/1998	5,296,412	5,310,633
12/31/1998	5,302,933	5,324,025
01/31/1999	5,373,214	5,387,309
02/28/1999	5,338,814	5,363,770
03/31/1999	5,343,842	5,371,215
04/30/1999	5,354,304	5,384,587
05/31/1999	5,314,853	5,353,415
06/30/1999	5,217,784	5,276,332
07/31/1999	5,228,509	5,295,539
08/31/1999	5,173,421	5,253,157
09/30/1999	5,166,761	5,255,321
10/31/1999	5,100,796	5,198,346
11/30/1999	5,153,694	5,253,674
12/31/1999	5,105,896	5,214,521
01/31/2000	5,076,823	5,191,848
02/29/2000	5,130,397	5,252,090
03/31/2000	5,247,153	5,366,926
04/30/2000	5,221,693	5,335,186
05/31/2000	5,198,809	5,307,455
06/30/2000	5,317,548	5,448,010
07/31/2000	5,383,204	5,523,862
08/31/2000	5,469,026	5,608,957
09/30/2000	5,465,577	5,579,834
10/31/2000	5,517,329	5,640,725
11/30/2000	5,504,367	5,683,363
12/31/2000	5,631,212	5,823,784
01/31/2001	5,682,823	5,881,523
02/28/2001	5,767,136	5,900,169
03/31/2001	5,831,025	5,953,044
04/30/2001	5,754,016	5,888,571
05/31/2001	5,866,118	5,951,930
06/30/2001	5,925,480	5,991,752
07/31/2001	6,027,073	6,080,591
08/31/2001	6,167,010	6,180,731
09/30/2001	6,093,424	6,160,009
10/31/2001	6,129,114	6,233,322
11/30/2001	6,112,491	6,180,854
12/31/2001	6,067,257	6,122,355
01/31/2002	6,200,469	6,228,526
02/28/2002	6,319,852	6,303,630
03/31/2002	6,199,472	6,180,056
04/30/2002	6,322,109	6,300,850
05/31/2002	6,385,020	6,339,158
06/30/2002	6,451,048	6,406,159
07/31/2002	6,491,278	6,488,799
08/31/2002	6,503,118	6,566,665
09/30/2002	6,611,620	6,710,475
10/31/2002	6,484,933	6,599,187
11/30/2002	6,461,665	6,571,777
12/31/2002	6,570,173	6,710,404
01/31/2003	6,545,431	6,693,433
02/28/2003	6,618,675	6,787,014
03/31/2003	6,601,163	6,791,072
04/30/2003	6,629,652	6,835,996
05/31/2003	6,770,473	6,996,059
06/30/2003	6,746,822	6,966,282
07/31/2003	6,553,553	6,722,482
08/31/2003	6,589,163	6,772,678
09/30/2003	6,749,233	6,971,729
10/31/2003	6,768,515	6,936,660
11/30/2003	6,857,140	7,009,011
12/31/2003	6,921,496	7,067,015
01/31/2004	6,942,370	7,107,480
02/29/2004	7,039,504	7,214,488
03/31/2004	6,969,159	7,189,293
04/30/2004	6,859,067	7,019,024
05/31/2004	6,820,962	6,993,642
06/30/2004	6,840,023	7,019,116
07/31/2004	6,907,186	7,111,396
08/31/2004	7,006,727	7,253,913
09/30/2004	7,023,460	7,292,472
10/31/2004	7,061,403	7,355,174
11/30/2004	7,056,187	7,294,589
12/31/2004	7,123,513	7,383,572
01/31/2005	7,153,510	7,452,663
02/28/2005	7,159,855	7,427,805
03/31/2005	7,133,114	7,381,025

REGIONAL BREAKDOWN‡

Illinois	10.4%
New Jersey	9.5%
Texas	9.4%
New York	7.7%
Wisconsin	5.7%
Other	57.3%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Municipal Bond Fund Institutional Class (Inception 12/31/97)	2.35%	6.33%		5.03%
Municipal Bond Fund Administrative Class (Inception 09/30/98)	2.09%	6.07%		4.76%
Lehman Brothers General Municipal Bond Index	2.67%	6.58%		—
Lipper General Municipal Debt Fund Average	2.03%	5.67%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,015.60	$1,014.30	$1,022.49	$1,021.24
Expenses Paid During Period†	$2.46	$3.72	$2.47	$3.73

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.49% for Institutional Class, 0.74% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Institutional Class Shares returned 2.35% for the twelve months ended March 31, 2005, underperforming the 2.67% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers General Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15 and 0.04% respectively.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national muni funds with average maturities for ten years or greater, was 2.03% for the twelve-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AAA at the end of the period, versus the benchmark’s average of AA1/AA2.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2005 was 3.82% or 5.88% on a fully tax-adjusted basis with a federal tax rate of 35.0%.

•	Yields increased across the curve as ten-year AAA municipals increased by 0.41%, while 20-year yields remained constant and 30-year maturities increased 0.05%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the twelve-month reporting period as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

24  PIMCO Funds Annual Report  |  03.31.05

PIMCO New York Municipal Bond Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	New York Municipal Bond Fund	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,019,710	4,993,260
10/31/1999	4,980,249	4,923,780
11/30/1999	5,025,490	4,992,885
12/31/1999	5,006,999	4,941,521
01/31/2000	4,983,454	4,912,836
02/29/2000	5,015,826	4,986,733
03/31/2000	5,096,773	5,113,493
04/30/2000	5,067,630	5,064,270
05/31/2000	5,050,517	5,028,909
06/30/2000	5,174,063	5,192,348
07/31/2000	5,232,730	5,261,070
08/31/2000	5,340,170	5,354,094
09/30/2000	5,349,497	5,320,974
10/31/2000	5,415,568	5,388,643
11/30/2000	5,449,805	5,435,409
12/31/2000	5,558,734	5,605,768
01/31/2001	5,634,983	5,653,830
02/28/2001	5,675,787	5,658,762
03/31/2001	5,747,731	5,720,813
04/30/2001	5,703,523	5,664,467
05/31/2001	5,859,988	5,730,891
06/30/2001	5,907,799	5,763,444
07/31/2001	6,021,097	5,852,658
08/31/2001	6,177,243	5,950,719
09/30/2001	5,972,699	5,897,032
10/31/2001	6,020,304	5,975,323
11/30/2001	5,963,911	5,924,083
12/31/2001	5,930,594	5,862,151
01/31/2002	6,025,569	5,983,344
02/28/2002	6,153,621	6,065,443
03/31/2002	6,119,628	5,942,921
04/30/2002	6,251,376	6,069,549
05/31/2002	6,351,197	6,098,916
06/30/2002	6,423,924	6,165,030
07/31/2002	6,455,869	6,250,534
08/31/2002	6,475,603	6,338,730
09/30/2002	6,605,232	6,505,445
10/31/2002	6,527,679	6,403,332
11/30/2002	6,540,430	6,370,713
12/31/2002	6,618,241	6,518,074
01/31/2003	6,588,406	6,499,217
02/28/2003	6,642,767	6,595,434
03/31/2003	6,657,523	6,605,039
04/30/2003	6,680,160	6,670,146
05/31/2003	6,839,942	6,835,396
06/30/2003	6,834,314	6,795,388
07/31/2003	6,593,946	6,529,299
08/31/2003	6,664,713	6,587,455
09/30/2003	6,821,944	6,785,506
10/31/2003	6,811,026	6,747,210
11/30/2003	6,887,040	6,821,418
12/31/2003	6,945,593	6,881,758
01/31/2004	6,985,494	6,924,615
02/29/2004	7,087,453	7,030,757
03/31/2004	7,023,151	6,994,848
04/30/2004	6,888,152	6,821,242
05/31/2004	6,861,369	6,801,732
06/30/2004	6,881,015	6,820,525
07/31/2004	6,948,327	6,916,248
08/31/2004	7,054,022	7,051,103
09/30/2004	7,088,220	7,093,690
10/31/2004	7,129,475	7,161,120
11/30/2004	7,097,170	7,093,231
12/31/2004	7,205,509	7,186,904
01/31/2005	7,250,985	7,261,265
02/28/2005	7,229,101	7,232,569
03/31/2005	7,202,717	7,180,548

REGIONAL BREAKDOWN‡

New York	88.2%
Puerto Rico	6.8%
Other	5.0%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
New York Municipal Bond Fund Institutional Class (Inception 08/31/99)	2.56%	7.16%		6.75%
Lehman Brothers New York Insured Municipal Bond Index	2.65%	7.03%		—
Lipper New York Municipal Debt Fund Average	2.07%	5.83%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,016.10	$1,022.59
Expenses Paid During Period†	$2.36	$2.37

†	Expenses are equal to the expense ratio of 0.47% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Institutional Class Shares returned 2.56% for the twelve-month period ended March 31, 2005, underperforming the 2.65% return of the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York muni funds with average maturities of 10 years or more, was 2.07% for the twelve-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA+ at the end of the period, similar to the benchmark’s average of AAA.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2005 was 3.14% or 5.50% on a fully tax-adjusted basis with a federal tax rate of 35.0% and effective New York City tax rate of 7.70%.

•	The New York Insured yield curve increased an average 0.32%. The 10-year New York Insured maturity increased 0.38% while the 20-year maturity decreased 0.05% and the 30-year remained flat.

•	Yield curve positioning was negative for performance, as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

03.31.05  |  PIMCO Funds Annual Report  25

PIMCO Real Return Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

Month	Real Return Fund	Lehman Brothers: U.S. TIPS Index
01/31/1997	5,000,000	5,000,000
02/28/1997	5,017,061	5,016,499
03/31/1997	4,971,983	4,947,776
04/30/1997	5,002,809	4,977,955
05/31/1997	5,032,748	5,004,838
06/30/1997	5,021,938	4,988,823
07/31/1997	5,083,742	5,036,214
08/31/1997	5,094,469	5,051,322
09/30/1997	5,104,457	5,061,426
10/31/1997	5,169,085	5,113,556
11/30/1997	5,196,006	5,142,195
12/31/1997	5,169,329	5,120,599
01/31/1998	5,199,466	5,145,691
02/28/1998	5,193,833	5,141,057
03/31/1998	5,205,501	5,138,489
04/30/1998	5,233,211	5,157,501
05/31/1998	5,254,770	5,194,120
06/30/1998	5,272,877	5,207,097
07/31/1998	5,313,726	5,231,257
08/31/1998	5,317,549	5,243,132
09/30/1998	5,441,195	5,348,519
10/31/1998	5,469,946	5,360,284
11/30/1998	5,461,835	5,354,923
12/31/1998	5,438,790	5,322,793
01/31/1999	5,518,587	5,384,539
02/28/1999	5,505,806	5,346,309
03/31/1999	5,538,991	5,344,703
04/30/1999	5,630,484	5,379,950
05/31/1999	5,671,234	5,417,047
06/30/1999	5,664,215	5,420,299
07/31/1999	5,674,126	5,417,586
08/31/1999	5,703,057	5,426,798
09/30/1999	5,727,393	5,447,965
10/31/1999	5,738,633	5,458,858
11/30/1999	5,783,160	5,492,160
12/31/1999	5,749,871	5,448,219
01/31/2000	5,784,298	5,472,738
02/29/2000	5,826,798	5,523,636
03/31/2000	6,002,905	5,684,369
04/30/2000	6,079,127	5,759,975
05/31/2000	6,062,274	5,744,998
06/30/2000	6,143,456	5,817,382
07/31/2000	6,192,132	5,867,107
08/31/2000	6,251,051	5,910,524
09/30/2000	6,302,775	5,941,257
10/31/2000	6,370,226	6,013,147
11/30/2000	6,463,907	6,100,339
12/31/2000	6,524,893	6,166,219
01/31/2001	6,691,996	6,295,097
02/28/2001	6,816,461	6,401,481
03/31/2001	6,869,744	6,462,938
04/30/2001	6,923,017	6,499,127
05/31/2001	7,014,615	6,575,820
06/30/2001	7,006,887	6,567,930
07/31/2001	7,121,462	6,677,616
08/31/2001	7,141,782	6,686,963
09/30/2001	7,182,647	6,725,746
10/31/2001	7,343,453	6,885,147
11/30/2001	7,177,111	6,731,845
12/31/2001	7,092,347	6,653,082
01/31/2002	7,127,297	6,692,334
02/28/2002	7,245,533	6,794,060
03/31/2002	7,190,998	6,751,935
04/30/2002	7,405,040	6,936,264
05/31/2002	7,533,544	7,046,549
06/30/2002	7,638,521	7,146,299
07/31/2002	7,756,851	7,264,209
08/31/2002	8,045,237	7,524,269
09/30/2002	8,227,043	7,713,880
10/31/2002	7,979,940	7,507,970
11/30/2002	8,004,417	7,502,658
12/31/2002	8,302,593	7,754,818
01/31/2003	8,349,366	7,813,257
02/28/2003	8,637,938	8,105,915
03/31/2003	8,484,663	7,974,554
04/30/2003	8,468,817	7,954,055
05/31/2003	8,882,398	8,331,401
06/30/2003	8,807,837	8,246,264
07/31/2003	8,393,273	7,865,621
08/31/2003	8,561,148	8,006,657
09/30/2003	8,873,603	8,271,680
10/31/2003	8,897,997	8,316,566
11/30/2003	8,906,680	8,321,535
12/31/2003	9,008,526	8,406,354
01/31/2004	9,113,843	8,502,845
02/29/2004	9,330,706	8,699,078
03/31/2004	9,481,121	8,838,422
04/30/2004	9,048,128	8,409,592
05/31/2004	9,195,089	8,561,086
06/30/2004	9,200,451	8,564,762
07/31/2004	9,304,206	8,644,776
08/31/2004	9,537,905	8,876,570
09/30/2004	9,555,554	8,894,098
10/31/2004	9,664,331	8,983,065
11/30/2004	9,674,984	8,961,591
12/31/2004	9,837,235	9,117,949
01/31/2005	9,807,830	9,118,645
02/28/2005	9,782,609	9,079,696
03/31/2005	9,809,728	9,087,807

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	89.7%
Short-Term Instruments	2.6%
Foreign Currency-Denominated Issues	2.3%
Other	5.4%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Real Return Fund Institutional Class (Inception 01/29/97)	3.46%	10.32%		8.69%
Real Return Fund Administrative Class (Inception 04/28/00)	3.20%	—		8.41%
Lehman Brothers: U.S. TIPS Index	2.82%	9.84%		—
Lipper Intermediate U.S. Treasury Fund Average	2.24%	7.91%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,026.50	$1,025.30	$1,022.69	$1,021.44
Expenses Paid During Period†	$2.27	$3.53	$2.27	$3.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the twelve months ended March 31, 2005, the Fund’s Institutional Class Shares returned 3.46%, outperforming the 2.82% return of the benchmark Lehman Brothers: U.S. TIPS Index.

•	For the twelve months, ten-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The twelve-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 7.02 years on March 31, 2005, compared to a duration of 6.38 years for the benchmark.

•	Shorter-than-Benchmark duration from TIPS over the first six months of the period contributed to performance, as real yields rose 0.29% for ten-year maturities.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance, as nominal yields rose 0.65% for ten-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative to performance, as the real yield curve flattened 0.86% during the twelve-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period whereas U.S. yields rose.

•	An allocation to high quality emerging market bonds (Mexico and Russia) was positive to performance, as spreads on emerging market debt narrowed during the twelve-month period and the JPMorgan EMBI Global Index returned 6.69%.

26  PIMCO Funds Annual Report  |  03.31.05

PIMCO Real Return Fund II

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Real Return Fund II	Lehman Brothers: U.S. TIPS Index
02/28/2002	5,000,000	5,000,000
03/31/2002	4,988,844	4,968,999
04/30/2002	5,138,977	5,104,654
05/31/2002	5,230,040	5,185,816
06/30/2002	5,299,439	5,259,226
07/31/2002	5,403,570	5,346,001
08/31/2002	5,608,733	5,537,388
09/30/2002	5,725,456	5,676,930
10/31/2002	5,552,681	5,525,393
11/30/2002	5,565,880	5,521,484
12/31/2002	5,754,282	5,707,057
01/31/2003	5,792,296	5,750,065
02/28/2003	6,007,493	5,965,443
03/31/2003	5,893,599	5,868,769
04/30/2003	5,876,323	5,853,683
05/31/2003	6,171,720	6,131,387
06/30/2003	6,116,958	6,068,731
07/31/2003	5,815,765	5,788,601
08/31/2003	5,925,080	5,892,395
09/30/2003	6,128,271	6,087,435
10/31/2003	6,149,600	6,120,469
11/30/2003	6,158,294	6,124,126
12/31/2003	6,220,377	6,186,547
01/31/2004	6,293,624	6,257,558
02/29/2004	6,440,118	6,401,973
03/31/2004	6,538,525	6,504,522
04/30/2004	6,231,648	6,188,930
05/31/2004	6,340,044	6,300,420
06/30/2004	6,342,976	6,303,125
07/31/2004	6,406,977	6,362,010
08/31/2004	6,577,001	6,532,596
09/30/2004	6,589,471	6,545,496
10/31/2004	6,657,952	6,610,970
11/30/2004	6,636,363	6,595,166
12/31/2004	6,767,292	6,710,236
01/31/2005	6,741,927	6,710,749
02/28/2005	6,724,028	6,682,084
03/31/2005	6,742,501	6,688,054

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	89.2%
Short-Term Instruments	7.6%
Other	3.2%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
Real Return Fund II Institutional Class (Inception 02/28/02)	3.12%	10.18%
Lehman Brothers: U.S. TIPS Index	2.82%	—
Lipper Intermediate U.S. Treasury Fund Average	2.24%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,023.20	$1,022.69
Expenses Paid During Period†	$2.27	$2.27

†	Expenses are equal to the expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and non-U.S. dollar-denominated security restrictions.

•	For the twelve months ended March 31, 2005, the Fund’s Institutional Class Shares returned 3.12%, outperforming the 2.82% return of the benchmark Lehman Brothers: U.S. TIPS Index.

•	For the twelve months, ten-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The twelve-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 7.05 years on March 31, 2005, compared to a duration of 6.38 years for the benchmark.

•	Shorter-than-Benchmark duration from TIPS over the first six months of the period contributed to performance as real yields rose 0.29% for ten-year maturities.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance as nominal yields rose 0.65% for ten-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative to performance, as the real yield curve flattened 0.86% during the twelve-month period.

•	Shorting swaps versus treasuries throughout the twelve-month period was positive to performance, as swap spreads widened.

•	An allocation to high quality emerging market bonds (Mexico and Russia) was positive to performance, as spreads on emerging market debt narrowed during the twelve-month period and the JPMorgan EMBI Global Index returned 6.69%.

03.31.05  |  PIMCO Funds Annual Report  27

PIMCO Short Duration Municipal Income Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Short Duration Municipal Income Fund	Lehman Brothers 1-Year Municipal Bond Index
08/31/1999	5,000,000	5,000,000
09/30/1999	5,015,118	5,016,803
10/31/1999	5,026,688	5,027,776
11/30/1999	5,043,155	5,043,303
12/31/1999	5,056,562	5,047,544
01/31/2000	5,077,025	5,066,694
02/29/2000	5,086,181	5,082,009
03/31/2000	5,109,575	5,104,020
04/30/2000	5,117,236	5,116,238
05/31/2000	5,126,760	5,124,666
06/30/2000	5,161,314	5,166,694
07/31/2000	5,188,759	5,195,397
08/31/2000	5,219,335	5,221,936
09/30/2000	5,245,011	5,233,543
10/31/2000	5,280,167	5,258,326
11/30/2000	5,294,485	5,278,110
12/31/2000	5,350,202	5,317,489
01/31/2001	5,379,572	5,380,568
02/28/2001	5,406,064	5,398,148
03/31/2001	5,427,510	5,426,118
04/30/2001	5,425,337	5,436,255
05/31/2001	5,459,195	5,474,691
06/30/2001	5,498,887	5,496,242
07/31/2001	5,528,640	5,520,484
08/31/2001	5,582,997	5,553,869
09/30/2001	5,574,425	5,581,061
10/31/2001	5,598,463	5,605,284
11/30/2001	5,606,363	5,610,422
12/31/2001	5,616,444	5,624,384
01/31/2002	5,645,924	5,670,196
02/28/2002	5,673,910	5,690,579
03/31/2002	5,660,706	5,650,833
04/30/2002	5,693,716	5,693,626
05/31/2002	5,720,098	5,718,730
06/30/2002	5,734,819	5,746,715
07/31/2002	5,738,782	5,767,891
08/31/2002	5,753,121	5,787,118
09/30/2002	5,760,986	5,800,105
10/31/2002	5,733,000	5,791,599
11/30/2002	5,751,456	5,804,200
12/31/2002	5,783,140	5,841,131
01/31/2003	5,800,801	5,854,640
02/28/2003	5,814,468	5,869,348
03/31/2003	5,803,442	5,869,259
04/30/2003	5,798,572	5,876,226
05/31/2003	5,833,124	5,895,047
06/30/2003	5,835,400	5,902,749
07/31/2003	5,816,299	5,900,340
08/31/2003	5,832,306	5,907,998
09/30/2003	5,875,987	5,935,685
10/31/2003	5,892,941	5,929,135
11/30/2003	5,919,706	5,934,895
12/31/2003	5,929,972	5,941,294
01/31/2004	5,935,267	5,953,921
02/29/2004	5,974,963	5,975,034
03/31/2004	5,933,881	5,975,746
04/30/2004	5,922,434	5,961,446
05/31/2004	5,915,582	5,952,064
06/30/2004	5,916,890	5,957,801
07/31/2004	5,944,159	5,981,158
08/31/2004	5,957,786	6,006,543
09/30/2004	5,959,828	6,002,900
10/31/2004	5,956,748	6,002,928
11/30/2004	5,971,041	5,995,309
12/31/2004	5,980,237	6,004,522
01/31/2005	5,953,394	6,009,298
02/28/2005	5,973,361	6,008,489
03/31/2005	5,971,216	6,003,782

REGIONAL BREAKDOWN‡

New York	12.6%
Texas	10.3%
Washington	8.9%
Michigan	7.6%
Illinois	7.5%
Other	53.1%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Short Duration Municipal Income Fund Institutional Class (Inception 08/31/99)	0.63%	3.17%		3.23%
Short Duration Municipal Income Fund Administrative Class (Inception 10/22/02)	0.42%	—		2.98%
Lehman Brothers 1-Year Municipal Bond Index	0.47%	3.30%		—
Lipper Short Municipal Debt Fund Average	0.33%	3.20%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,001.90	$1,000.90	$1,023.19	$1,021.94
Expenses Paid During Period†	$1.75	$2.99	$1.77	$3.02

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.35% for Institutional Class, 0.60% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Institutional Class Shares returned 0.63% for the twelve-month period ended March 31, 2005 outperforming the 0.47% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short-Term Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 to 5 years, was 0.33% for the twelve-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AAA at the end of the period, similar to the benchmark’s average of AA.

•	The Fund’s Institutional Class SEC yield after fees at March 31, 2005 was 3.12% or 4.80% on a fully tax-adjusted basis with a federal tax rate of 35.0%.

•	Yields increased across the curve as 2, 5 and 10-year AAA municipals increased 1.35%, 0.89%, and 0.41%, respectively.

•	Yield curve positioning was negative for performance, as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the twelve-month reporting period as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

28  PIMCO Funds Annual Report  |  03.31.05

PIMCO Short-Term Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Short-Term Fund	Citigroup 3 Month Treasury Bill Index
10/31/1987	5,000,000	5,000,000
11/30/1987	5,029,461	5,024,200
12/31/1987	5,060,119	5,047,260
01/31/1988	5,094,787	5,071,084
02/29/1988	5,116,116	5,095,020
03/31/1988	5,144,560	5,119,067
04/30/1988	5,173,186	5,143,741
05/31/1988	5,202,593	5,169,821
06/30/1988	5,232,291	5,197,272
07/31/1988	5,259,411	5,226,222
08/31/1988	5,293,423	5,256,480
09/30/1988	5,328,409	5,287,967
10/31/1988	5,375,276	5,320,223
11/30/1988	5,411,635	5,353,475
12/31/1988	5,443,779	5,388,326
01/31/1989	5,483,420	5,424,968
02/28/1989	5,522,499	5,463,104
03/31/1989	5,571,029	5,502,547
04/30/1989	5,613,569	5,543,652
05/31/1989	5,665,094	5,585,007
06/30/1989	5,708,266	5,623,934
07/31/1989	5,756,794	5,663,134
08/31/1989	5,788,039	5,701,418
09/30/1989	5,828,328	5,738,589
10/31/1989	5,883,335	5,777,498
11/30/1989	5,922,983	5,814,935
12/31/1989	5,957,698	5,853,432
01/31/1990	5,987,232	5,892,063
02/28/1990	6,024,238	5,927,474
03/31/1990	6,064,842	5,967,248
04/30/1990	6,090,417	6,006,214
05/31/1990	6,148,665	6,046,755
06/30/1990	6,189,318	6,086,182
07/31/1990	6,232,885	6,126,471
08/31/1990	6,267,095	6,166,356
09/30/1990	6,309,632	6,204,216
10/31/1990	6,358,334	6,242,868
11/30/1990	6,409,912	6,279,888
12/31/1990	6,462,141	6,317,192
01/31/1991	6,509,418	6,353,073
02/28/1991	6,545,494	6,384,013
03/31/1991	6,576,473	6,417,146
04/30/1991	6,618,103	6,448,140
05/31/1991	6,656,338	6,479,349
06/30/1991	6,682,104	6,509,285
07/31/1991	6,722,727	6,540,333
08/31/1991	6,766,617	6,571,139
09/30/1991	6,804,471	6,600,314
10/31/1991	6,844,965	6,629,290
11/30/1991	6,862,973	6,655,674
12/31/1991	6,892,228	6,680,633
01/31/1992	6,919,339	6,703,747
02/29/1992	6,934,403	6,724,664
03/31/1992	6,948,634	6,747,527
04/30/1992	6,979,006	6,769,390
05/31/1992	7,001,946	6,791,660
06/30/1992	7,031,099	6,812,374
07/31/1992	7,061,296	6,832,812
08/31/1992	7,080,606	6,852,285
09/30/1992	7,100,505	6,869,485
10/31/1992	7,109,622	6,886,864
11/30/1992	7,119,728	6,904,013
12/31/1992	7,142,089	6,922,516
01/31/1993	7,167,580	6,941,000
02/28/1993	7,187,715	6,957,101
03/31/1993	7,222,352	6,974,634
04/30/1993	7,248,666	6,991,582
05/31/1993	7,279,042	7,009,411
06/30/1993	7,309,491	7,026,933
07/31/1993	7,337,521	7,045,345
08/31/1993	7,358,333	7,063,733
09/30/1993	7,378,551	7,081,323
10/31/1993	7,406,168	7,099,591
11/30/1993	7,435,531	7,117,553
12/31/1993	7,472,268	7,136,344
01/31/1994	7,487,037	7,155,042
02/28/1994	7,497,133	7,172,358
03/31/1994	7,486,772	7,192,583
04/30/1994	7,500,714	7,214,017
05/31/1994	7,507,684	7,237,968
06/30/1994	7,544,131	7,262,503
07/31/1994	7,581,551	7,288,795
08/31/1994	7,613,244	7,315,909
09/30/1994	7,623,522	7,343,344
10/31/1994	7,645,459	7,373,377
11/30/1994	7,653,660	7,404,640
12/31/1994	7,688,576	7,438,998
01/31/1995	7,728,764	7,473,515
02/28/1995	7,801,580	7,506,399
03/31/1995	7,820,739	7,543,404
04/30/1995	7,906,502	7,579,688
05/31/1995	7,988,187	7,617,132
06/30/1995	8,016,388	7,653,238
07/31/1995	8,066,833	7,690,127
08/31/1995	8,106,191	7,726,576
09/30/1995	8,183,875	7,761,270
10/31/1995	8,244,808	7,796,893
11/30/1995	8,323,417	7,831,355
12/31/1995	8,396,279	7,867,224
01/31/1996	8,438,474	7,902,547
02/29/1996	8,455,531	7,934,869
03/31/1996	8,484,975	7,968,513
04/30/1996	8,526,887	8,001,344
05/31/1996	8,573,734	8,035,669
06/30/1996	8,622,971	8,069,338
07/31/1996	8,649,616	8,104,360
08/31/1996	8,706,604	8,139,937
09/30/1996	8,792,582	8,174,777
10/31/1996	8,865,196	8,210,583
11/30/1996	8,947,374	8,245,067
12/31/1996	8,984,288	8,280,437
01/31/1997	9,039,631	8,316,292
02/28/1997	9,081,953	8,348,810
03/31/1997	9,089,081	8,385,210
04/30/1997	9,142,882	8,420,930
05/31/1997	9,211,364	8,458,150
06/30/1997	9,273,987	8,493,676
07/31/1997	9,348,891	8,530,283
08/31/1997	9,379,554	8,567,049
09/30/1997	9,444,784	8,603,372
10/31/1997	9,469,319	8,640,883
11/30/1997	9,513,992	8,677,261
12/31/1997	9,569,434	8,714,921
01/31/1998	9,628,194	8,753,354
02/28/1998	9,663,998	8,788,192
03/31/1998	9,730,989	8,827,212
04/30/1998	9,777,926	8,864,639
05/31/1998	9,824,621	8,902,935
06/30/1998	9,860,451	8,939,525
07/31/1998	9,921,920	8,977,341
08/31/1998	9,927,830	9,015,583
09/30/1998	9,996,273	9,052,456
10/31/1998	10,036,673	9,088,848
11/30/1998	10,073,050	9,122,294
12/31/1998	10,118,477	9,156,047
01/31/1999	10,160,402	9,190,199
02/28/1999	10,203,832	9,221,539
03/31/1999	10,278,911	9,256,764
04/30/1999	10,329,119	9,291,015
05/31/1999	10,333,674	9,326,692
06/30/1999	10,372,627	9,361,293
07/31/1999	10,411,216	9,397,896
08/31/1999	10,447,798	9,435,112
09/30/1999	10,497,169	9,472,098
10/31/1999	10,550,411	9,510,743
11/30/1999	10,602,935	9,549,168
12/31/1999	10,648,527	9,589,942
01/31/2000	10,677,925	9,632,043
02/29/2000	10,740,147	9,673,074
03/31/2000	10,812,389	9,718,440
04/30/2000	10,854,585	9,764,021
05/31/2000	10,916,030	9,811,767
06/30/2000	10,985,938	9,857,784
07/31/2000	11,045,435	9,905,495
08/31/2000	11,117,564	9,954,527
09/30/2000	11,184,834	10,004,001
10/31/2000	11,236,895	10,056,424
11/30/2000	11,330,833	10,107,811
12/31/2000	11,424,107	10,160,978
01/31/2001	11,505,558	10,213,410
02/28/2001	11,585,092	10,257,531
03/31/2001	11,639,557	10,302,766
04/30/2001	11,676,154	10,342,330
05/31/2001	11,769,947	10,380,182
06/30/2001	11,792,303	10,413,503
07/31/2001	11,877,186	10,446,201
08/31/2001	11,921,614	10,477,958
09/30/2001	11,978,109	10,508,029
10/31/2001	12,024,967	10,535,560
11/30/2001	12,046,643	10,558,001
12/31/2001	12,069,064	10,576,477
01/31/2002	12,099,233	10,592,977
02/28/2002	12,115,995	10,607,171
03/31/2002	12,117,592	10,622,765
04/30/2002	12,147,488	10,638,061
05/31/2002	12,178,355	10,653,911
06/30/2002	12,170,919	10,668,824
07/31/2002	12,116,011	10,684,402
08/31/2002	12,199,101	10,699,894
09/30/2002	12,229,403	10,714,661
10/31/2002	12,262,507	10,729,554
11/30/2002	12,369,551	10,743,288
12/31/2002	12,414,024	10,756,179
01/31/2003	12,469,244	10,767,903
02/28/2003	12,531,909	10,777,809
03/31/2003	12,554,180	10,788,695
04/30/2003	12,601,481	10,798,944
05/31/2003	12,636,115	10,809,419
06/30/2003	12,654,551	10,819,256
07/31/2003	12,612,218	10,828,669
08/31/2003	12,631,104	10,837,549
09/30/2003	12,698,898	10,845,786
10/31/2003	12,693,755	10,854,571
11/30/2003	12,697,840	10,863,037
12/31/2003	12,736,765	10,871,728
01/31/2004	12,751,052	10,880,317
02/29/2004	12,788,565	10,888,259
03/31/2004	12,817,722	10,896,861
04/30/2004	12,794,489	10,905,251
05/31/2004	12,808,255	10,914,085
06/30/2004	12,822,687	10,923,034
07/31/2004	12,839,904	10,933,411
08/31/2004	12,869,029	10,945,219
09/30/2004	12,886,855	10,958,244
10/31/2004	12,918,940	10,972,928
11/30/2004	12,939,014	10,988,510
12/31/2004	12,963,954	11,006,641
01/31/2005	12,986,573	11,026,343
02/28/2005	12,995,805	11,045,749
03/31/2005	13,010,682	11,068,945

SECTOR BREAKDOWN‡

Short-Term Instruments	59.1%
U.S. Government Agencies	16.6%
Corporate Bonds & Notes	12.6%
Other	11.7%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
Short-Term Fund Institutional Class (Inception 10/07/87)	1.51%	3.77%		5.22%		5.65%
Short-Term Fund Administrative Class (Inception 02/01/96)	1.25%	3.52%		—		5.39%
Citigroup 3 Month Treasury Bill Index	1.58%	2.64%		3.91%		—
Lipper Ultra-Short Obligations Fund Average	1.09%	3.34%		4.53%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.60	$1,008.30	$1,022.69	$1,021.44
Expenses Paid During Period†	$2.25	$3.50	$2.27	$3.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class Shares returned 1.51% for the twelve-month period ended March 31, 2005, slightly underperforming the Citigroup 3 Month Treasury Bill Index return of 1.58% for the same period.

•	Above-Benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets and spreads narrowed considerably.

•	A corporate emphasis was slightly positive, as security selection added to returns even though spreads widened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as improving credit fundamentals boosted demand and spreads narrowed.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe. Short three-month rates increased slightly while intermediate five-year rates fell.

•	Real return bond holdings were positive, as nominal yields rose more than real yields.

03.31.05  |  PIMCO Funds Annual Report  29

PIMCO StocksPLUS Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	StocksPLUS Fund	S&P 500 Index
05/31/1993	5,000,000	5,000,000
06/30/1993	5,027,261	5,014,650
07/31/1993	5,017,471	4,994,491
08/31/1993	5,208,380	5,183,982
09/30/1993	5,157,774	5,144,221
10/31/1993	5,271,731	5,250,655
11/30/1993	5,212,275	5,200,616
12/31/1993	5,306,421	5,263,492
01/31/1994	5,480,662	5,442,451
02/28/1994	5,311,701	5,294,743
03/31/1994	5,077,284	5,063,892
04/30/1994	5,141,283	5,128,811
05/31/1994	5,237,282	5,212,974
06/30/1994	5,126,078	5,085,204
07/31/1994	5,325,725	5,252,202
08/31/1994	5,568,540	5,467,543
09/30/1994	5,473,357	5,333,861
10/31/1994	5,561,106	5,453,713
11/30/1994	5,391,092	5,255,089
12/31/1994	5,461,225	5,333,022
01/31/1995	5,612,304	5,471,307
02/28/1995	5,864,102	5,684,524
03/31/1995	6,023,776	5,852,274
04/30/1995	6,219,204	6,024,624
05/31/1995	6,500,850	6,265,428
06/30/1995	6,643,179	6,410,974
07/31/1995	6,854,074	6,623,561
08/31/1995	6,900,939	6,640,187
09/30/1995	7,193,848	6,920,403
10/31/1995	7,181,918	6,895,697
11/30/1995	7,527,891	7,198,418
12/31/1995	7,673,723	7,337,059
01/31/1996	7,949,045	7,586,813
02/29/1996	7,970,224	7,657,142
03/31/1996	8,076,117	7,730,881
04/30/1996	8,177,430	7,844,834
05/31/1996	8,365,584	8,047,152
06/30/1996	8,445,187	8,077,812
07/31/1996	8,052,904	7,720,934
08/31/1996	8,223,140	7,883,768
09/30/1996	8,704,242	8,327,467
10/31/1996	8,981,877	8,557,139
11/30/1996	9,649,702	9,203,973
12/31/1996	9,444,046	9,021,642
01/31/1997	10,025,985	9,585,314
02/28/1997	10,100,806	9,660,463
03/31/1997	9,646,437	9,263,515
04/30/1997	10,244,078	9,816,546
05/31/1997	10,892,224	10,414,178
06/30/1997	11,344,245	10,880,733
07/31/1997	12,278,977	11,746,513
08/31/1997	11,616,167	11,088,473
09/30/1997	12,220,454	11,695,789
10/31/1997	11,832,913	11,305,149
11/30/1997	12,315,186	11,828,465
12/31/1997	13,256,889	12,031,560
01/31/1998	12,716,721	12,164,629
02/28/1998	13,569,183	13,041,941
03/31/1998	14,253,076	13,709,819
04/30/1998	14,425,043	13,847,740
05/31/1998	14,141,803	13,609,698
06/30/1998	14,691,669	14,162,524
07/31/1998	14,528,428	14,011,693
08/31/1998	12,314,475	11,985,882
09/30/1998	13,256,889	12,753,698
10/31/1998	14,302,676	13,791,084
11/30/1998	15,122,901	14,626,961
12/31/1998	16,099,828	15,469,767
01/31/1999	16,648,553	16,116,712
02/28/1999	16,088,153	15,615,805
03/31/1999	16,768,984	16,240,593
04/30/1999	17,436,465	16,869,592
05/31/1999	16,979,768	16,471,301
06/30/1999	17,970,000	17,385,458
07/31/1999	17,379,659	16,842,684
08/31/1999	17,285,204	16,758,790
09/30/1999	16,909,003	16,299,940
10/31/1999	17,981,456	17,331,400
11/30/1999	18,279,360	17,683,747
12/31/1999	19,341,400	18,725,320
01/31/2000	18,343,134	17,784,881
02/29/2000	18,065,838	17,447,899
03/31/2000	19,758,181	19,154,826
04/30/2000	19,143,792	18,578,458
05/31/2000	18,752,817	18,197,228
06/30/2000	19,218,094	18,645,789
07/31/2000	18,978,573	18,354,169
08/31/2000	20,246,629	19,494,147
09/30/2000	19,133,350	18,465,051
10/31/2000	19,047,934	18,386,944
11/30/2000	17,610,085	16,937,386
12/31/2000	17,751,217	17,020,141
01/31/2001	18,440,436	17,624,015
02/28/2001	16,740,362	16,017,058
03/31/2001	15,622,296	15,002,377
04/30/2001	16,816,942	16,168,212
05/31/2001	17,000,734	16,276,539
06/30/2001	16,623,116	15,880,368
07/31/2001	16,483,817	15,724,041
08/31/2001	15,446,806	14,739,716
09/30/2001	14,193,108	13,549,539
10/31/2001	14,549,096	13,807,929
11/30/2001	15,586,106	14,867,135
12/31/2001	15,714,943	14,997,371
01/31/2002	15,543,960	14,778,559
02/28/2002	15,310,800	14,493,555
03/31/2002	15,861,430	15,038,734
04/30/2002	14,967,165	14,126,936
05/31/2002	14,857,344	14,022,820
06/30/2002	13,806,190	13,023,834
07/31/2002	12,660,904	12,008,965
08/31/2002	12,880,548	12,088,224
09/30/2002	11,499,929	10,774,464
10/31/2002	12,551,082	11,722,821
11/30/2002	13,288,458	12,412,135
12/31/2002	12,591,480	11,682,947
01/31/2003	12,320,524	11,376,854
02/28/2003	12,177,077	11,206,201
03/31/2003	12,304,585	11,314,700
04/30/2003	13,292,777	12,247,250
05/31/2003	14,010,013	12,892,278
06/30/2003	14,176,657	13,056,744
07/31/2003	14,352,864	13,286,948
08/31/2003	14,657,222	13,546,083
09/30/2003	14,545,579	13,402,220
10/31/2003	15,339,269	14,160,384
11/30/2003	15,485,049	14,284,969
12/31/2003	16,322,390	15,034,139
01/31/2004	16,622,495	15,310,090
02/29/2004	16,872,583	15,522,892
03/31/2004	16,616,014	15,288,710
04/30/2004	16,272,353	15,048,701
05/31/2004	16,478,549	15,255,213
06/30/2004	16,780,874	15,551,849
07/31/2004	16,242,915	15,037,131
08/31/2004	16,347,036	15,097,955
09/30/2004	16,508,902	15,261,475
10/31/2004	16,791,710	15,494,629
11/30/2004	17,445,703	16,121,565
12/31/2004	18,030,442	16,670,161
01/31/2005	17,581,030	16,263,825
02/28/2005	17,922,583	16,606,085
03/31/2005	17,573,893	16,312,024

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	53.0%
Corporate Bonds & Notes	11.4%
Foreign Currency-Denominated Issues	9.3%
U.S. Treasury Obligations	8.2%
U.S. Government Agencies	6.6%
Mortgage-Backed Securities	5.0%
Other	6.5%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
StocksPLUS Fund Institutional Class (Inception 05/13/93)	5.77%	-2.32%		11.30%		11.40%
StocksPLUS Fund Administrative Class (Inception 01/07/97)	5.49%	-2.66%		—		11.03%
S&P 500 Index	6.69%	-3.16%		10.79%		—
Lipper Large-Cap Core Fund Average	4.02%	-4.47%		8.87%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,064.50	$1,063.30	$1,021.69	$1,020.44
Expenses Paid During Period†	$3.35	$4.63	$3.28	$4.53

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed income instruments.

•	For the twelve months ended March 31, 2005, the S&P 500 delivered a total return of 6.69%. The Fund underperformed the Index, posting a total return of 5.77% for the same period.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty.

•	The increase in short-term U.S. rates detracted from performance although the incremental yield from a longer relative duration partially offset this significant negative price impact.

•	Exposure to European interest rates, with an emphasis on the short end of the yield curve, boosted relative returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Real return holdings enhanced overall performance, as real yields increased less than nominal yields and break-even inflation levels widened.

•	Other strategies including holdings of mortgage-backed securities, corporate bonds, and a modest exposure to emerging markets enhanced performance and provided diversification although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

30  PIMCO Funds Annual Report  |  03.31.05

PIMCO Total Return Mortgage Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Total Return Mortgage Fund	Lehman Brothers Mortgage Index
07/31/1997	5,000,000	5,000,000
08/31/1997	5,005,044	4,988,181
09/30/1997	5,084,467	5,051,374
10/31/1997	5,160,309	5,107,410
11/30/1997	5,184,726	5,124,138
12/31/1997	5,246,122	5,170,845
01/31/1998	5,304,038	5,222,283
02/28/1998	5,314,354	5,233,351
03/31/1998	5,334,652	5,255,480
04/30/1998	5,371,139	5,285,274
05/31/1998	5,417,855	5,320,391
06/30/1998	5,453,983	5,345,760
07/31/1998	5,476,124	5,372,837
08/31/1998	5,542,715	5,421,622
09/30/1998	5,605,738	5,487,031
10/31/1998	5,584,293	5,479,998
11/30/1998	5,609,572	5,507,250
12/31/1998	5,625,826	5,530,683
01/31/1999	5,660,727	5,570,043
02/28/1999	5,631,600	5,548,028
03/31/1999	5,669,090	5,585,259
04/30/1999	5,697,656	5,611,032
05/31/1999	5,667,354	5,579,684
06/30/1999	5,661,901	5,560,029
07/31/1999	5,641,744	5,522,278
08/31/1999	5,639,123	5,522,112
09/30/1999	5,717,073	5,611,746
10/31/1999	5,745,364	5,644,019
11/30/1999	5,773,781	5,647,103
12/31/1999	5,762,288	5,633,287
01/31/2000	5,725,332	5,584,465
02/29/2000	5,812,378	5,649,236
03/31/2000	5,890,936	5,711,030
04/30/2000	5,871,241	5,714,956
05/31/2000	5,868,917	5,717,554
06/30/2000	5,978,903	5,839,800
07/31/2000	6,038,508	5,877,283
08/31/2000	6,138,873	5,966,396
09/30/2000	6,201,183	6,028,223
10/31/2000	6,244,656	6,071,546
11/30/2000	6,345,742	6,162,832
12/31/2000	6,468,116	6,262,100
01/31/2001	6,570,212	6,359,587
02/28/2001	6,632,002	6,395,992
03/31/2001	6,664,904	6,433,119
04/30/2001	6,663,174	6,442,016
05/31/2001	6,728,926	6,484,771
06/30/2001	6,752,370	6,498,640
07/31/2001	6,903,222	6,614,008
08/31/2001	6,966,484	6,672,350
09/30/2001	7,067,115	6,772,306
10/31/2001	7,178,012	6,865,914
11/30/2001	7,128,897	6,802,484
12/31/2001	7,114,327	6,776,865
01/31/2002	7,186,372	6,839,625
02/28/2002	7,264,275	6,917,467
03/31/2002	7,188,994	6,844,197
04/30/2002	7,328,375	6,973,764
05/31/2002	7,372,657	7,024,393
06/30/2002	7,443,416	7,082,695
07/31/2002	7,540,639	7,163,437
08/31/2002	7,615,914	7,220,028
09/30/2002	7,670,609	7,271,291
10/31/2002	7,696,327	7,299,110
11/30/2002	7,703,493	7,293,931
12/31/2002	7,787,474	7,370,107
01/31/2003	7,809,106	7,388,087
02/28/2003	7,860,544	7,437,619
03/31/2003	7,870,283	7,438,248
04/30/2003	7,908,934	7,469,304
05/31/2003	7,940,670	7,475,488
06/30/2003	7,970,158	7,487,709
07/31/2003	7,766,892	7,347,444
08/31/2003	7,897,634	7,399,717
09/30/2003	8,018,314	7,525,793
10/31/2003	8,014,789	7,499,716
11/30/2003	8,030,409	7,515,368
12/31/2003	8,114,363	7,596,137
01/31/2004	8,158,965	7,643,708
02/29/2004	8,228,629	7,708,133
03/31/2004	8,255,405	7,741,894
04/30/2004	8,129,681	7,604,064
05/31/2004	8,114,940	7,587,424
06/30/2004	8,177,959	7,654,561
07/31/2004	8,277,430	7,723,155
08/31/2004	8,394,350	7,842,263
09/30/2004	8,415,096	7,854,159
10/31/2004	8,472,415	7,917,475
11/30/2004	8,447,453	7,897,705
12/31/2004	8,513,736	7,953,332
01/31/2005	8,566,367	7,995,663
02/28/2005	8,531,713	7,958,637
03/31/2005	8,508,361	7,943,846

SECTOR BREAKDOWN‡

U.S. Government Agencies	70.8%
Short-Term Instruments	16.4%
Asset-Backed Securities	7.5%
Mortgage-Backed Securities	5.3%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Total Return Mortgage Fund Institutional Class (Inception 07/31/97)	3.06%	7.63%		7.18%
Total Return Mortgage Fund Administrative Class (Inception 12/13/01)	2.83%	—		6.92%
Lehman Brothers Mortgage Index	2.61%	6.82%		—
Lipper U.S. Mortgage Fund Average	1.53%	5.92%		—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,011.10	$1,009.80	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.51	$3.76	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	The Fund’s Institutional Class Shares outperformed the Lehman Brothers Mortgage Index for the twelve-month period ended March 31, 2005, returning 3.06%, versus the 2.61% return of the Index.

•	The Fund’s duration was below the index for the twelve-month period, given longer-term risks of inflation and rate increases, which was positive to performance as interest rates generally rose over the period.

•	An underweight to 30-year Conventional (FHLMC & FNMA) issues was negative as these issues outperformed their GNMA counterparts.

•	An underweight to GNMA 30-year issues for most of the period was positive for returns as these securities underperformed FNMA and FHLMC securities.

•	Near-Index exposure to 15-year MBS was neutral for returns.

•	An allocation to high quality asset-backed securities added to performance, as these issues posted strong risk adjusted returns during the period.

03.31.05  |  PIMCO Funds Annual Report  31

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)** (a)	Net Realized/ Unrealized Gain (Loss) on Investments** (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund

Institutional Class
03/31/2005	$10.22	$0.42	(0.26)	$0.16	$(0.42)	$0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)
03/31/2002	10.60	0.49	(0.06)	0.43	(0.47)	(0.40)
03/31/2001	10.05	0.48	0.56	1.04	(0.46)	(0.03)

Administrative Class
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)
03/31/2002	10.60	0.48	(0.08)	0.40	(0.44)	(0.40)
03/31/2001	10.05	0.45	0.57	1.02	(0.44)	(0.03)
California Municipal Bond Fund

Institutional Class
03/31/2005	$10.42	$0.41	$(0.12)	$0.29	$(0.41)	$0.00
03/31/2004	10.36	0.41	0.11	0.52	(0.42)	(0.04)
03/31/2003	10.02	0.46	0.35	0.81	(0.46)	(0.01)
03/31/2002	10.35	0.39	0.05	0.44	(0.38)	(0.39)
05/16/2000 - 03/31/2001	10.00	0.43	0.78	1.21	(0.43)	(0.43)

Administrative Class
03/31/2005	10.42	0.38	(0.12)	0.26	(0.38)	0.00
03/31/2004	10.36	0.39	0.10	0.49	(0.39)	(0.04)
08/19/2002 - 03/31/2003	10.32	0.24	0.07	0.31	(0.26)	(0.01)

Convertible Fund

Institutional Class
03/31/2005	$12.04	$0.11	$0.14	$0.25	$(0.35)	$0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00
03/31/2002	11.33	0.20	(0.46)	(0.26)	(0.65)	0.00
03/31/2001	15.77	0.01	(3.50)	(3.49)	(0.25)	(0.70)

Administrative Class
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00
03/31/2002	11.36	0.13	(0.41)	(0.28)	(0.44)	0.00
08/01/2000 - 03/31/2001	14.49	(0.03)	(2.19)	(2.22)	(0.21)	(0.70)

Diversified Income Fund

Institutional Class
03/31/2005	$10.84	$0.54	$0.09	$0.63	$(0.55)	$(0.05)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)

Adminstrative Class
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)

Emerging Markets Bond Fund

Institutional Class
03/31/2005	$10.73	$0.45	$0.29	$0.74	$(0.49)	$(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
03/31/2003	9.60	0.64	0.76	1.40	(0.70)	(0.25)
03/31/2002	8.40	0.75	1.73	2.48	(0.78)	(0.50)
03/31/2001	8.61	0.82	0.20	1.02	(0.83)	(0.40)

32  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Institutional Class
03/31/2005	$0.00	$(0.42)	$9.96	1.58%	$76,703	0.47%		4.15%	59%
03/31/2004	0.00	(0.42)	10.22	4.17	73,136	0.47		4.11	137
03/31/2003	0.00	(0.50)	10.22	5.55	89,240	0.47		4.33	101
03/31/2002	0.00	(0.87)	10.16	4.15	83,656	0.50	(h)	4.68	94
03/31/2001	0.00	(0.49)	10.60	10.60	87,531	0.50		4.62	257

Administrative Class
03/31/2005	0.00	(0.39)	9.96	1.33	1,760	0.72		3.90	59
03/31/2004	0.00	(0.39)	10.22	3.91	2,117	0.72		3.88	137
03/31/2003	0.00	(0.47)	10.22	5.27	3,578	0.72		3.95	101
03/31/2002	0.00	(0.84)	10.16	3.90	1,612	0.75	(g)	4.51	94
03/31/2001	0.00	(0.47)	10.60	10.36	1,717	0.74		4.28	257
California Municipal Bond Fund

Institutional Class
03/31/2005	$0.00	$(0.41)	$10.30	2.85%	$11,060	0.47%		3.97%	46%
03/31/2004	0.00	(0.46)	10.42	5.08	10,800	0.47		4.01	157
03/31/2003	0.00	(0.47)	10.36	8.15	9,290	0.49	(b)	4.44	221
03/31/2002	0.00	(0.77)	10.02	4.20	9,670	0.49		3.78	164
05/16/2000 - 03/31/2001	0.00	(0.86)	10.35	12.49	11,941	0.49	*	4.76 *	338

Administrative Class
03/31/2005	0.00	(0.38)	10.30	2.59	11	0.72		3.72	46
03/31/2004	0.00	(0.43)	10.42	4.84	11	0.72		3.79	157
08/19/2002 - 03/31/2003	0.00	(0.27)	10.36	2.98	10	0.72	*	3.68 *	221

Convertible Fund

Institutional Class
03/31/2005	$0.00	$(0.35)	$11.94	2.08%	$58,894	0.66	%(e)	0.91%	118%
03/31/2004	0.00	(0.56)	12.04	34.46	13,666	0.66	(e)	2.00	365
03/31/2003	0.00	(0.36)	9.40	(6.34)	11,469	0.67	(e)	2.92	187
03/31/2002	0.00	(0.65)	10.42	(2.26)	14,794	0.73	(e)	1.76	307
03/31/2001	0.00	(0.95)	11.33	(23.00)	65,980	0.67	(e)	0.08	225

Administrative Class
03/31/2005	0.00	(0.28)	12.19	1.85	10	0.95	(f)	(0.44)	118
03/31/2004	0.00	(0.55)	12.24	34.10	944	0.91	(f)	(0.16)	365
03/31/2003	0.00	(0.33)	9.56	(7.00)	8	0.92	(f)	2.71	187
03/31/2002	0.00	(0.44)	10.64	(2.42)	8	1.01	(f)	1.27	307
08/01/2000 -03/31/2001	0.00	(0.91)	11.36	(16.25)	322	0.90	*	(0.32)*	225

Diversified Income Fund

Institutional Class
03/31/2005	$0.00	$(0.60)	$10.87	5.99%	$897,441	0.75%		4.97%	44%
07/31/2003 - 03/31/2004	0.00	(0.35)	10.84	12.02	676,454	0.75	*(c)	4.55 *	33

Adminstrative Class
10/29/2004 -03/31/2005	0.00	(0.27)	10.87	1.35	3,603	1.00	*	4.61 *	44

Emerging Markets Bond Fund

Institutional Class
03/31/2005	$0.00	$(0.89)	$10.58	7.18%	$1,434,181	0.85%		4.25%	415%
03/31/2004	0.00	(1.62)	10.73	23.86	779,572	0.85		4.55	461
03/31/2003	0.00	(0.95)	10.05	16.11	445,720	0.87	(d)	6.95	388
03/31/2002	0.00	(1.28)	9.60	31.46	177,399	0.92	(d)	8.25	620
03/31/2001	0.00	(1.23)	8.40	12.94	46,239	0.93	(d)	9.73	902

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.49%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  33

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)** (a)	Net Realized/ Unrealized Gain (Loss) on Investments** (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Emerging Markets Bond Fund (Cont.)

Administrative Class
03/31/2005	$10.73	$0.42	$0.30	$0.72	$(0.47)	$(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)
03/31/2003	9.60	0.61	0.76	1.37	(0.67)	(0.25)
03/31/2002	8.40	0.74	1.72	2.46	(0.76)	(0.50)
03/31/2001	8.61	0.80	0.20	1.00	(0.81)	(0.40)

European Convertible Fund

Institutional Class
03/31/2005	$12.50	$0.10	$0.71	$0.81	$(0.66)	$(0.26)
03/31/2004	10.24	0.14	2.49	2.63	(0.31)	(0.06)
03/31/2003	9.51	0.10	0.84	0.94	(0.21)	0.00
03/31/2002	9.97	0.17	(0.05)	0.12	(0.23)	(0.35)
11/30/2000 - 03/31/2001	10.00	0.04	(0.03)	0.01	(0.04)	0.00

Floating Income Fund

Institutional Class
07/30/2004 - 03/31/2005	$10.00	$0.19	$0.19	$0.38	$(0.21)	$0.00

Foreign Bond Fund (Unhedged)

Institutional Class
04/30/2004 - 03/31/2005	$10.00	$0.23	$0.89	$1.12	$(0.18)	$(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2005	$10.52	$0.30	$0.32	$0.62	$(0.27)	$(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
03/31/2003	10.39	0.47	0.50	0.97	(0.27)	(0.25)
03/31/2002	10.32	0.48	0.09	0.57	(0.48)	(0.02)
03/31/2001	10.03	0.59	0.50	1.09	(0.59)	(0.21)

Administrative Class
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)
03/31/2003	10.39	0.44	0.52	0.96	(0.27)	(0.25)
03/31/2002	10.32	0.45	0.09	0.54	(0.45)	(0.02)
03/31/2001	10.03	0.56	0.50	1.06	(0.56)	(0.21)

Global Bond Fund (Unhedged)

Institutional Class
03/31/2005	$10.48	$0.27	$0.39	$0.66	$(0.23)	$(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
03/31/2003	8.33	0.47	1.73	2.20	(0.42)	0.00
03/31/2002	8.45	0.43	(0.13)	0.30	(0.41)	0.00
03/31/2001	9.01	0.50	(0.58)	(0.08)	(0.06)	0.00

Administrative Class
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)
03/31/2003	8.33	0.44	1.74	2.18	(0.40)	0.00
03/31/2002	8.45	0.41	(0.13)	0.28	(0.39)	0.00
03/31/2001	9.01	0.48	(0.58)	(0.10)	(0.06)	0.00

34  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
Emerging Markets Bond Fund (Cont.)

Administrative Class
03/31/2005	$0.00	$(0.87)	$10.58	6.91%	$18,282	1.10%		3.98%	415%
03/31/2004	0.00	(1.59)	10.73	23.55	10,108	1.10		4.72	461
03/31/2003	0.00	(0.92)	10.05	15.85	31,735	1.12	(f)	6.58	388
03/31/2002	0.00	(1.26)	9.60	31.11	11,685	1.19	(f)	8.28	620
03/31/2001	0.00	(1.21)	8.40	12.65	7,793	1.17	(f)	9.46	902

European Convertible Fund

Institutional Class
03/31/2005	$0.00	$(0.92)	$12.39	6.45%	$114,598	0.76	%(b)	0.79%	113%
03/31/2004	0.00	(0.37)	12.50	25.85	106,198	0.75		1.12	55
03/31/2003	0.00	(0.21)	10.24	9.98	4,383	0.75		1.01	137
03/31/2002	0.00	(0.58)	9.51	1.28	5,057	0.80	(b)	1.76	222
11/30/2000 - 03/31/2001	0.00	(0.04)	9.97	0.10	4,997	0.75	*(g)	1.27 *	175

Floating Income Fund

Institutional Class
07/30/2004 - 03/31/2005	$0.00	$(0.21)	$10.17	3.87%	$723,725	0.55	%*	2.81%*	18%

Foreign Bond Fund (Unhedged)

Institutional Class
04/30/2004 - 03/31/2005	$0.00	$(0.29)	$10.83	11.27%	$992,593	0.50	%*(h)	2.27%*	344%

Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2005	$0.00	$(0.58)	$10.56	6.06%	$1,185,669	0.50%		2.90%	477%
03/31/2004	0.00	(0.54)	10.52	3.46	949,420	0.51	(c)	3.30	711
03/31/2003	(0.14)	(0.66)	10.70	9.58	800,237	0.50		4.40	589
03/31/2002	0.00	(0.50)	10.39	5.68	511,247	0.51	(c)	4.61	434
03/31/2001	0.00	(0.80)	10.32	11.34	482,480	0.54	(c)	5.89	417

Administrative Class
03/31/2005	0.00	(0.56)	10.56	5.80	62,996	0.75		2.65	477
03/31/2004	0.00	(0.51)	10.52	3.21	44,548	0.76	(b)	3.05	711
03/31/2003	(0.13)	(0.65)	10.70	9.49	31,805	0.75		4.15	589
03/31/2002	0.00	(0.47)	10.39	5.42	21,565	0.76	(b)	4.33	434
03/31/2001	0.00	(0.77)	10.32	11.06	17,056	0.78	(b)	5.47	417

Global Bond Fund (Unhedged)

Institutional Class
03/31/2005	$0.00	$(0.98)	$10.16	6.30%	$1,220,538	0.55%		2.60%	278%
03/31/2004	0.00	(1.08)	10.48	14.84	874,145	0.56	(e)	3.13	649
03/31/2003	0.00	(0.42)	10.11	26.89	497,829	0.56	(e)	5.04	483
03/31/2002	(0.01)	(0.42)	8.33	3.52	300,625	0.56	(e)	5.03	355
03/31/2001	(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(e)	5.79	416

Administrative Class
03/31/2005	0.00	(0.95)	10.16	6.03	56,706	0.80		2.36	278
03/31/2004	0.00	(1.05)	10.48	14.57	41,821	0.81	(d)	2.93	649
03/31/2003	0.00	(0.40)	10.11	26.59	37,875	0.81	(d)	4.63	483
03/31/2002	(0.01)	(0.40)	8.33	3.26	5,946	0.80		4.81	355
03/31/2001	(0.40)	(0.46)	8.45	(1.07)	2,142	0.81	(d)	5.54	416

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.55%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.78%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  35

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2005	$10.03	$0.27	$0.21	$0.48	$(0.24)	$(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
03/31/2003	9.42	0.44	0.64	1.08	(0.40)	0.00
03/31/2002	9.61	0.44	0.11	0.55	(0.43)	(0.31)
03/31/2001	9.41	0.57	0.49	1.06	(0.56)	(0.30)

Administrative Class
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)

GNMA Fund

Institutional Class
03/31/2005	$11.09	$0.26	$0.04	$0.30	$(0.29)	$(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)
03/31/2002	10.44	0.39	0.46	0.85	(0.50)	(0.12)
03/31/2001	9.89	0.63	0.60	1.23	(0.63)	(0.05)

High Yield Fund

Institutional Class
03/31/2005	$9.69	$0.67	$0.02	$0.69	$(0.68)	$0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)	0.00
03/31/2002	9.88	0.78	(0.68)	0.10	(0.79)	0.00
03/31/2001	10.22	0.90	(0.33)	0.57	(0.91)	0.00

Administrative Class
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)	0.00
03/31/2002	9.88	0.76	(0.68)	0.08	(0.77)	0.00
03/31/2001	10.22	0.88	(0.33)	0.55	(0.89)	0.00

Investment Grade Corporate Bond Fund

Institutional Class
03/31/2005	$10.86	$0.43	$(0.28)	$0.15	$(0.43)	$(0.20)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)
03/31/2002	10.68	0.73	(0.08)	0.65	(0.74)	(0.49)
04/28/2000 - 03/31/2001	10.00	0.72	0.72	1.44	(0.72)	(0.04)

Administrative Class
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)
09/30/2002 - 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)

Long-Term U.S. Government Fund

Institutional Class
03/31/2005	$11.35	$0.34	$(0.22)	$0.12	$(0.35)	$(0.35)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)
03/31/2002	10.65	0.67	(0.39)	0.28	(0.67)	(0.30)
03/31/2001	9.79	0.62	0.85	1.47	(0.61)	0.00

Administrative Class
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)
03/31/2002	10.65	0.64	(0.39)	0.25	(0.64)	(0.30)
03/31/2001	9.79	0.40	1.05	1.45	(0.59)	0.00

36  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class
03/31/2005	$0.00	$(0.51)	$10.00	4.89%	$126,788	0.55%		2.71%	245%
03/31/2004	0.00	(0.46)	10.03	3.98	115,430	0.56	(e)	2.97	577
03/31/2003	0.00	(0.40)	10.10	11.70	114,956	0.57	(e)	4.44	413
03/31/2002	0.00	(0.74)	9.42	5.84	66,036	0.56	(e)	4.62	373
03/31/2001	0.00	(0.86)	9.61	11.87	62,895	0.58	(e)	6.03	422

Administrative Class
03/31/2005	0.00	(0.49)	10.00	4.63	11	0.80		2.47	245
09/30/2003 - 03/31/2004	0.00	(0.30)	10.03	2.41	10	0.81	(d)	2.59	577

GNMA Fund

Institutional Class
03/31/2005	$0.00	$(0.38)	$11.01	2.72%	$422,890	0.50%		2.31%	1209%
03/31/2004	0.00	(0.42)	11.09	4.17	206,674	0.52	(c)	1.23	1409
03/31/2003	0.00	(0.53)	11.05	8.68	94,432	0.50		2.18	763
03/31/2002	0.00	(0.62)	10.67	8.36	35,144	0.54	(c)	3.61	1292
03/31/2001	0.00	(0.68)	10.44	12.96	9,963	0.50		6.29	808

High Yield Fund

Institutional Class
03/31/2005	$0.00	$(0.68)	$9.70	7.30%	$2,977,651	0.50%		6.87%	62%
03/31/2004	0.00	(0.69)	9.69	17.09	3,084,338	0.50		7.18	105
03/31/2003	0.00	(0.74)	8.90	5.58	2,730,996	0.50		8.41	129
03/31/2002	0.00	(0.79)	9.19	1.07	1,869,413	0.50		8.28	96
03/31/2001	0.00	(0.91)	9.88	5.85	1,182,954	0.50		8.90	53

Administrative Class
03/31/2005	0.00	(0.65)	9.70	7.03	670,763	0.75		6.61	62
03/31/2004	0.00	(0.67)	9.69	16.80	668,731	0.75		6.91	105
03/31/2003	0.00	(0.72)	8.90	5.33	439,519	0.75		8.16	129
03/31/2002	0.00	(0.77)	9.19	0.83	640,550	0.75		8.04	96
03/31/2001	0.00	(0.89)	9.88	5.59	462,899	0.75		8.78	53

Investment Grade Corporate Bond Fund

Institutional Class
03/31/2005	$0.00	$(0.63)	$10.38	1.41%	$30,319	0.50%		4.11%	57%
03/31/2004	0.00	(0.73)	10.86	10.86	30,268	0.51	(c)	4.57	141
03/31/2003	0.00	(0.95)	10.49	13.87	23,079	0.51	(c)	3.96	681
03/31/2002	0.00	(1.23)	10.10	6.34	6,092	0.50		6.92	512
04/28/2000 - 03/31/2001	0.00	(0.76)	10.68	15.00	5,751	0.50	*	7.54 *	253

Administrative Class
03/31/2005	0.00	(0.61)	10.38	1.16	935	0.75		3.87	57
03/31/2004	0.00	(0.70)	10.86	10.58	807	0.75		4.04	141
09/30/2002 - 03/31/2003	0.00	(0.65)	10.49	8.09	11	0.76	*(b)	5.62 *	681

Long-Term U.S. Government Fund

Institutional Class
03/31/2005	$0.00	$(0.70)	$10.77	1.17%	$604,056	0.50%		3.13%	321%
03/31/2004	0.00	(0.63)	11.35	8.12	296,982	0.51	(c)	3.61	588
03/31/2003	0.00	(0.95)	11.12	21.74	380,638	0.50		4.35	427
03/31/2002	0.00	(0.97)	9.96	2.51	65,291	0.52	(c)	6.40	682
03/31/2001	0.00	(0.61)	10.65	15.52	234,088	0.56	(c)	6.16	1046

Administrative Class
03/31/2005	0.00	(0.67)	10.77	0.92	110,640	0.75		2.91	321
03/31/2004	0.00	(0.61)	11.35	7.85	154,879	0.76	(b)	3.36	588
03/31/2003	0.00	(0.92)	11.12	21.44	170,280	0.75		3.97	427
03/31/2002	0.00	(0.94)	9.96	2.25	246,304	0.77	(b)	6.07	682
03/31/2001	0.00	(0.59)	10.65	15.24	77,435	0.80	(b)	3.94	1046

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.55%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  37

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Low Duration Fund

Institutional Class
03/31/2005	$10.31	$0.21	$(0.12)	$0.09	$(0.23)	$(0.06)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)
03/31/2002	10.03	0.54	0.04	0.58	(0.54)	(0.01)
03/31/2001	9.81	0.68	0.21	0.89	(0.67)	0.00

Administrative Class
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)
03/31/2002	10.03	0.50	0.05	0.55	(0.51)	(0.01)
03/31/2001	9.81	0.62	0.25	0.87	(0.65)	0.00

Low Duration Fund II

Institutional Class
03/31/2005	$9.89	$0.20	$(0.14)	$0.06	$(0.22)	$0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)
03/31/2002	9.98	0.52	0.05	0.57	(0.51)	(0.27)
03/31/2001	9.69	0.62	0.29	0.91	(0.62)	0.00

Administrative Class
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)
03/31/2002	9.98	0.42	0.12	0.54	(0.48)	(0.27)
03/31/2001	9.69	0.59	0.30	0.89	(0.60)	0.00

Low Duration Fund III

Institutional Class
03/31/2005	$10.15	$0.19	$(0.11)	$0.08	$(0.20)	$(0.09)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)
03/31/2002	9.87	0.45	0.16	0.61	(0.46)	(0.03)
03/31/2001	9.66	0.64	0.21	0.85	(0.64)	0.00

Administrative Class
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)
03/31/2002	9.87	0.43	0.16	0.59	(0.44)	(0.03)
03/31/2001	9.66	0.63	0.20	0.83	(0.62)	0.00

Moderate Duration Fund

Institutional Class
03/31/2005	$10.56	$0.24	$(0.15)	$0.09	$(0.26)	$(0.19)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)
03/31/2002	10.00	0.46	0.23	0.69	(0.47)	(0.19)
03/31/2001	9.52	0.64	0.47	1.11	(0.63)	0.00

Money Market Fund

Institutional Class
03/31/2005	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00

38  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
Low Duration Fund

Institutional Class
03/31/2005	$0.00	$(0.29)	$10.11	0.90%	$9,297,898	0.43%		2.08%	278%
03/31/2004	0.00	(0.30)	10.31	2.74	9,779,729	0.43		2.00	247
03/31/2003	0.00	(0.53)	10.33	8.07	7,371,811	0.43		3.42	218
03/31/2002	0.00	(0.55)	10.06	5.91	4,230,041	0.43		5.27	569
03/31/2001	0.00	(0.67)	10.03	9.44	3,950,592	0.49	(b)	6.86	348

Administrative Class
03/31/2005	0.00	(0.26)	10.11	0.65	418,335	0.68		1.83	278
03/31/2004	0.00	(0.28)	10.31	2.49	465,152	0.68		1.75	247
03/31/2003	0.00	(0.50)	10.33	7.81	396,817	0.68		3.19	218
03/31/2002	0.00	(0.52)	10.06	5.65	261,061	0.68		4.89	569
03/31/2001	0.00	(0.65)	10.03	9.17	151,774	0.74	(c)	6.31	348

Low Duration Fund II

Institutional Class
03/31/2005	$0.00	$(0.22)	$9.73	0.58%	$554,968	0.50%		2.05%	308%
03/31/2004	0.00	(0.30)	9.89	1.80	701,628	0.50		2.06	234
03/31/2003	0.00	(0.48)	10.02	7.53	476,083	0.50		3.33	293
03/31/2002	0.00	(0.78)	9.77	5.75	360,070	0.50		5.21	582
03/31/2001	0.00	(0.62)	9.98	9.74	636,542	0.50		6.37	382

Administrative Class
03/31/2005	0.00	(0.19)	9.73	0.33	996	0.75		1.80	308
03/31/2004	0.00	(0.28)	9.89	1.56	1,313	0.75		2.00	234
03/31/2003	0.00	(0.45)	10.02	7.26	1,536	0.75		3.08	293
03/31/2002	0.00	(0.75)	9.77	5.48	626	0.75		4.18	582
03/31/2001	0.00	(0.60)	9.98	9.50	82	0.75		6.06	382

Low Duration Fund III

Institutional Class
03/31/2005	$0.00	$(0.29)	$9.94	0.73%	$99,961	0.50%		1.85%	390%
03/31/2004	0.00	(0.29)	10.15	2.02	87,641	0.52	(e)	1.86	216
03/31/2003	0.00	(0.61)	10.24	8.83	65,441	0.50		3.82	230
03/31/2002	0.00	(0.49)	9.99	6.33	57,195	0.51	(e)	4.52	598
03/31/2001	0.00	(0.64)	9.87	9.06	42,924	0.50		6.54	419

Administrative Class
03/31/2005	0.00	(0.26)	9.94	0.46	17	0.75		1.59	390
03/31/2004	0.00	(0.26)	10.15	1.75	14	0.77	(d)	1.71	216
03/31/2003	0.00	(0.59)	10.24	8.57	17	0.75		3.63	230
03/31/2002	0.00	(0.47)	9.99	6.06	16	0.76	(d)	4.30	598
03/31/2001	0.00	(0.62)	9.87	8.82	11	0.75		6.50	419

Moderate Duration Fund

Institutional Class
03/31/2005	$0.00	$(0.45)	$10.20	0.82%	$1,917,803	0.45%		2.34%	447%
03/31/2004	0.00	(0.48)	10.56	5.74	1,583,593	0.45		2.45	183
03/31/2003	0.00	(0.72)	10.46	11.75	1,085,141	0.45		4.15	458
03/31/2002	0.00	(0.66)	10.03	7.09	767,037	0.45		4.58	490
03/31/2001	0.00	(0.63)	10.00	12.09	576,911	0.45		6.56	377

Money Market Fund

Institutional Class
03/31/2005	$0.00	$(0.01)	$1.00	1.39%	$180,093	0.34%		1.35%	N/A
03/31/2004	0.00	(0.01)	1.00	0.78	162,169	0.35		0.76	N/A
03/31/2003	0.00	(0.01)	1.00	1.34	133,701	0.35		1.28	N/A
03/31/2002	0.00	(0.03)	1.00	2.91	104,369	0.35		2.87	N/A
03/31/2001	0.00	(0.06)	1.00	6.20	135,990	0.35		6.02	N/A

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  39

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Money Market Fund (Cont.)

Administrative Class
09/31/2005	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00

Municipal Bond Fund

Institutional Class
03/31/2005	$10.32	$0.43	$(0.19)	$0.24	$(0.42)	$0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)
03/31/2002	10.02	0.50	0.12	0.62	(0.50)	(0.11)
03/31/2001	9.47	0.48	0.54	1.02	(0.47)	0.00

Administrative Class
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)
03/31/2002	10.02	0.45	0.15	0.60	(0.48)	(0.11)
03/31/2001	9.47	0.45	0.55	1.00	(0.45)	0.00

New York Municipal Bond Fund

Institutional Class
03/31/2005	$10.87	$0.37	$(0.10)	$0.27	$(0.37)	$0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)
03/31/2002	10.64	0.49	0.17	0.66	(0.49)	(0.46)
03/31/2001	9.94	0.45	0.79	1.24	(0.45)	(0.09)

Real Return Fund

Institutional Class
03/31/2005	$11.79	$0.40	$(0.01)	$0.39	$(0.44)	$(0.32)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)
03/31/2002	10.40	0.42	0.06	0.48	(0.49)	(0.10)
03/31/2001	9.92	0.76	0.60	1.36	(0.80)	(0.08)

Administrative Class
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)
03/31/2002	10.40	0.32	0.13	0.45	(0.46)	(0.10)
04/28/2000 - 03/31/2001	9.95	0.62	0.58	1.20	(0.67)	(0.08)

Real Return Fund II

Institutional Class
03/31/2005	$11.55	$0.45	$(0.11)	$0.34	$(0.44)	$(0.16)
03/31/2004	10.91	0.30	0.86	1.16	(0.34)	(0.18)
03/31/2003	9.93	0.48	1.27	1.75	(0.49)	(0.28)
02/28/2002 - 03/31/2002	10.00	0.05	(0.07)	(0.02)	(0.05)	0.00

40  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
Money Market Fund (Cont.)

Administrative Class
09/31/2005	$0.00	$(0.01)	$1.00	1.15%	$34,543	0.57%		1.13%	N/A
03/31/2004	0.00	(0.01)	1.00	0.53	7,035	0.60		0.53	N/A
03/31/2003	0.00	(0.01)	1.00	1.08	17,522	0.60		1.14	N/A
03/31/2002	0.00	(0.03)	1.00	2.65	13,360	0.60		2.33	N/A
03/31/2001	0.00	(0.06)	1.00	5.94	7,165	0.60		5.75	N/A

Municipal Bond Fund

Institutional Class
03/31/2005	$0.00	$(0.42)	$10.14	2.35%	$131,443	0.49%		4.20%	64%
03/31/2004	0.00	(0.42)	10.32	5.57	126,522	0.49		4.06	115
03/31/2003	0.00	(0.49)	10.18	6.48	100,773	0.49		4.47	108
03/31/2002	0.00	(0.61)	10.03	6.32	51,622	0.50		4.95	231
03/31/2001	0.00	(0.47)	10.02	11.13	23,478	0.50		4.89	306

Administrative Class
03/31/2005	0.00	(0.39)	10.14	2.09	2,690	0.74		3.97	64
03/31/2004	0.00	(0.39)	10.32	5.31	24,245	0.74		3.81	115
03/31/2003	0.00	(0.47)	10.18	6.22	69,661	0.74		4.22	108
03/31/2002	0.00	(0.59)	10.03	6.07	41,816	0.74		4.41	231
03/31/2001	0.00	(0.45)	10.02	10.86	4,811	0.75	(h)	4.66	306

New York Municipal Bond Fund

Institutional Class
03/31/2005	$0.00	$(0.37)	$10.77	2.56%	$2,978	0.47%		3.41%	42%
03/31/2004	0.00	(0.39)	10.87	5.49	2,068	0.47		3.40	147
03/31/2003	0.00	(0.56)	10.68	8.79	3,108	0.48	(f)	4.10	227
03/31/2002	0.00	(0.95)	10.35	6.46	2,882	0.49		4.57	204
03/31/2001	0.00	(0.54)	10.64	12.77	3,753	0.50	(i)	4.41	973

Real Return Fund

Institutional Class
03/31/2005	$0.00	$(0.76)	$11.42	3.46%	$4,871,247	0.45%		3.53%	369%
03/31/2004	0.00	(0.91)	11.79	11.74	3,416,647	0.45		3.26	308
03/31/2003	0.00	(0.68)	11.42	17.99	2,046,641	0.47	(d)(g)	4.62	191
03/31/2002	0.00	(0.59)	10.29	4.68	1,250,056	0.47	(d)(g)	4.12	237
03/31/2001	0.00	(0.88)	10.40	14.44	557,849	0.54	(c)	7.55	202

Administrative Class
03/31/2005	0.00	(0.73)	11.42	3.20	1,040,102	0.70		3.38	369
03/31/2004	0.00	(0.88)	11.79	11.47	870,562	0.70		2.74	308
03/31/2003	0.00	(0.65)	11.42	17.67	319,993	0.72	(e)	4.50	191
03/31/2002	0.00	(0.56)	10.29	4.39	298,192	0.71	(g)	3.11	237
04/28/2000 - 03/31/2001	0.00	(0.75)	10.40	12.70	51,359	0.80	*(b)	6.59 *	202

Real Return Fund II

Institutional Class
03/31/2005	$0.00	$(0.60)	$11.29	3.12%	$56,926	0.45%		3.99%	147%
03/31/2004	0.00	(0.52)	11.55	10.94	62,946	0.45		2.74	167
03/31/2003	0.00	(0.77)	10.91	18.14	19,410	0.46	(d)	4.50	170
02/28/2002 - 03/31/2002	0.00	(0.05)	9.93	(0.22)	15,969	0.45	*	5.48 *	0

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(g)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(i)	Ratio of expenses to average net assets excluding interest expense is 0.49%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  41

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)** (a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Short Duration Municipal Income Fund

Institutional Class
03/31/2005	$10.17	$0.28	$(0.22)	$0.06	$(0.28)	$0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00
03/31/2002	10.16	0.38	0.05	0.43	(0.38)	(0.04)
03/31/2001	9.99	0.45	0.16	0.61	(0.44)	0.00

Administrative Class
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00
10/22/2002 - 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00

Short-Term Fund

Institutional Class
03/31/2005	$10.07	$0.18	$(0.03)	$0.15	$(0.18)	$(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
03/31/2003	10.00	0.29	0.06	0.35	(0.29)	(0.02)
03/31/2002	10.03	0.39	0.02	0.41	(0.42)	(0.02)
03/31/2001	9.95	0.64	0.10	0.74	(0.64)	(0.02)

Administrative Class
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
03/31/2003	10.00	0.26	0.07	0.33	(0.27)	(0.02)
03/31/2002	10.03	0.29	0.09	0.38	(0.39)	(0.02)
03/31/2001	9.95	0.60	0.12	0.72	(0.62)	(0.02)

StocksPLUS Fund

Institutional Class
03/31/2005	$9.67	$0.14	$0.41	$0.55	$(0.53)	$0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)	0.00
03/31/2002	10.20	0.42	(0.26)	0.16	(0.25)	0.00
03/31/2001	14.15	0.84	(3.62)	(2.78)	(0.26)	(0.91)

Administrative Class
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)	0.00
03/31/2002	10.08	0.38	(0.28)	0.10	(0.24)	0.00
03/31/2001	14.03	0.79	(3.58)	(2.79)	(0.25)	(0.91)

Total Return Mortgage Fund

Institutional Class
03/31/2005	$10.83	$0.31	$0.02	$0.33	$(0.31)	$(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)
03/31/2002	10.42	0.47	0.33	0.80	(0.47)	(0.40)
03/31/2001	9.97	0.63	0.63	1.26	(0.63)	(0.18)

Administrative Class
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)
12/13/2001 - 03/31/2002	10.31	0.10	0.04	0.14	(0.10)	0.00

42  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
Short Duration Municipal Income Fund

Institutional Class
03/31/2005	$0.00	$(0.28)	$9.95	0.63%	$118,485	0.37	%(g)	2.83%	104%
03/31/2004	0.00	(0.22)	10.17	2.25	110,601	0.39		2.13	226
03/31/2003	0.00	(0.26)	10.16	2.52	75,543	0.39		2.64	152
03/31/2002	0.00	(0.42)	10.17	4.30	30,906	0.39		3.75	107
03/31/2001	0.00	(0.44)	10.16	6.22	13,645	0.40	(h)	4.48	208

Administrative Class
03/31/2005	0.00	(0.26)	9.95	0.42	10	0.63	(g)	2.42	104
03/31/2004	0.00	(0.19)	10.17	1.98	249	0.64		1.80	226
10/22/2002 - 03/31/2003	0.00	(0.11)	10.16	1.48	715	0.64	*	2.42 *	152

Short-Term Fund

Institutional Class
03/31/2005	$0.00	$(0.21)	$10.01	1.51%	$2,494,591	0.45%		1.76%	356%
03/31/2004	0.00	(0.18)	10.07	2.10	2,460,266	0.45		1.50	268
03/31/2003	0.00	(0.31)	10.04	3.60	1,720,546	0.45		2.81	77
03/31/2002	0.00	(0.44)	10.00	4.11	1,053,121	0.57	(d)	3.90	131
03/31/2001	0.00	(0.66)	10.03	7.65	524,693	1.01	(d)	6.41	121

Administrative Class
03/31/2005	0.00	(0.19)	10.01	1.25	715,605	0.70		1.59	356
03/31/2004	0.00	(0.16)	10.07	1.84	333,485	0.70		1.25	268
03/31/2003	0.00	(0.29)	10.04	3.34	258,495	0.70		2.59	77
03/31/2002	0.00	(0.41)	10.00	3.85	290,124	0.74	(e)	2.91	131
03/31/2001	0.00	(0.64)	10.03	7.40	4,610	1.25	(e)	6.00	121

StocksPLUS Fund

Institutional Class
03/31/2005	$0.00	$(0.53)	$9.69	5.77%	$863,848	0.65%		1.44%	371%
03/31/2004	0.00	(0.73)	9.67	35.04	737,385	0.65		1.06	287
03/31/2003	0.00	(0.13)	7.72	(22.42)	329,912	0.65		2.60	282
03/31/2002	0.00	(0.25)	10.11	1.53	410,288	0.66	(f)	4.19	455
03/31/2001	0.00	(1.17)	10.20	(20.93)	420,050	0.65		6.49	270

Administrative Class
03/31/2005	0.00	(0.48)	9.49	5.49	129,230	0.90		1.02	371
03/31/2004	0.00	(0.71)	9.46	34.68	488,076	0.90		0.79	287
03/31/2003	0.00	(0.12)	7.57	(22.66)	124,597	0.90		2.25	282
03/31/2002	0.00	(0.24)	9.94	0.92	80,683	0.90		3.81	455
03/31/2001	0.00	(1.16)	10.08	(21.21)	35,474	0.90		6.24	270

Total Return Mortgage Fund

Institutional Class
03/31/2005	$0.00	$(0.54)	$10.62	3.06%	$454,392	0.50%		2.93%	824%
03/31/2004	0.00	(0.43)	10.83	4.89	59,811	0.55	(c)	1.75	993
03/31/2003	0.00	(0.57)	10.75	9.48	69,700	0.50		2.44	844
03/31/2002	0.00	(0.87)	10.35	7.86	20,635	0.50		4.44	1193
03/31/2001	0.00	(0.81)	10.42	13.14	20,314	0.50		6.22	848

Administrative Class
03/31/2005	0.00	(0.52)	10.62	2.83	11,264	0.75		2.28	824
03/31/2004	0.00	(0.41)	10.83	4.63	14,996	0.80	(b)	1.56	993
03/31/2003	0.00	(0.54)	10.75	9.22	14,920	0.75		2.20	844
12/13/2001 - 03/31/2002	0.00	(0.10)	10.35	1.38	8,479	0.75	*	3.24 *	1193

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(g)	Effective October 1, 2004, the administrative expense was reduced to 0.15%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.39%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  43

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Convertible Fund	Diversified Income Fund	Emerging Markets Bond Fund	European Convertible Fund	Floating Income Fund
Assets:
Investments, at value	$125,711	$15,719	$62,521	$1,007,847	$2,482,904	$111,975	$973,129
Cash	4	1	1	2,078	106	0	615
Foreign currency, at value	0	0	0	5,699	0	2,024	1,746
Receivable for investments sold	0	0	0	310	514,927	1,256	1,597
Receivable for investments sold on delayed delivery basis	0	0	0	0	0	0	0
Unrealized appreciation on forward foreign currency contracts	0	0	0	3,521	1,631	399	635
Receivable for Fund shares sold	54	1	0	2,630	18,112	0	13,202
Interest and dividends receivable	1,885	195	369	14,914	25,108	977	5,250
Variation margin receivable	0	33	0	369	86	0	0
Manager reimbursement receivable	0	0	0	0	0	0	11
Swap premiums paid	301	0	10	2,431	221	0	5,694
Unrealized appreciation on swap agreements	0	0	1	1,746	12,033	0	1,413
Other assets	1	0	0	0	0	0	0

	127,956	15,949	62,902	1,041,545	3,055,128	116,631	1,003,292

Liabilities:
Payable for investments purchased	$0	$0	$0	$3,507	$2,157	$0	$11,410
Payable for investments purchased on delayed delivery basis	0	0	0	0	920,296	0	11,087
Unrealized depreciation on forward foreign currency contracts	0	0	1	326	1,102	955	31
Payable for short sales	0	0	0	0	0	0	0
Overdraft due to Custodian	0	0	0	0	0	0	0
Written options outstanding	135	43	10	548	0	0	421
Payable for Fund shares redeemed	185	22	3,943	1,199	12,195	1,001	2,240
Dividends payable	83	6	0	1,099	789	0	190
Accrued investment advisory fee	27	3	22	405	833	51	224
Accrued administration fee	29	3	13	286	829	26	216
Accrued distribution fee	0	0	0	36	141	0	6
Accrued servicing fee	10	1	0	27	147	0	50
Variation margin payable	0	41	0	0	0	0	0
Swap premiums received	0	0	1	44	15	0	1
Unrealized depreciation on swap agreements	270	0	8	480	71	0	2,317
Other liabilities	0	0	0	0	325	0	0

	739	119	3,998	7,957	938,900	2,033	28,193

Net Assets	$127,217	$15,830	$58,904	$1,033,588	$2,116,228	$114,598	$975,099

Net Assets Consist of:
Paid in capital	$127,950	$15,520	$82,751	$1,018,394	$2,044,304	$112,373	$978,736
Undistributed (overdistributed) net investment income	299	12	576	(3,449)	30,742	625	(1,359)
Accumulated undistributed net realized gain (loss)	(3,342)	(144)	(24,418)	(61)	(18,796)	(1,286)	33
Net unrealized appreciation (depreciation)	2,310	442	(5)	18,704	59,978	2,886	(2,311)

	$127,217	$15,830	$58,904	$1,033,588	$2,116,228	$114,598	$975,099

Net Assets:
Institutional Class	$76,703	$11,060	$58,894	$897,441	$1,434,181	$114,598	$723,725
Administrative Class	1,760	11	10	3,603	18,282	0	0
Other Classes	48,754	4,759	0	132,544	663,765	0	251,374

Shares Issued and Outstanding:
Institutional Class	7,699	1,073	4,933	82,547	135,508	9,248	71,146
Administrative Class	177	1	1	331	1,727	0	0
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.96	$10.30	$11.94	$10.87	$10.58	$12.39	$10.17
Administrative Class	9.96	10.30	12.19	10.87	10.58	0.00	0.00

Cost of Investments Owned	$123,096	$15,275	$62,526	$993,934	$2,435,083	$108,478	$975,126

Cost of Foreign Currency Held	$0	$0	$0	$5,723	$0	$2,073	$1,747

44  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund
Assets:
Investments, at value	$1,405,114	$1,964,155	$1,354,089	$185,072	$895,258	$6,415,521	$34,552
Cash	188	443	7,714	19	331	0	0
Foreign currency, at value	11,272	21,472	13,996	2,682	0	17,252	62
Receivable for investments sold	81,043	113,180	31,008	3,853	211,021	83,577	1,033
Receivable for investments sold on delayed delivery basis	877	245,496	0	6,333	0	36,964	0
Unrealized appreciation on forward foreign currency contracts	3,531	32,374	840	2,691	0	12,442	18
Receivable for Fund shares sold	17,889	10,419	35,697	677	635	25,127	37
Interest and dividends receivable	11,063	26,821	11,612	2,406	1,430	123,671	497
Variation margin receivable	2,254	4,552	3,495	886	81	3,331	47
Manager reimbursement receivable	3	0	0	0	0	0	0
Swap premiums paid	3,128	13,340	4,245	963	316	774	2
Unrealized appreciation on swap agreements	5,959	12,283	5,361	864	103	18,954	93
Other assets	0	0	0	0	0	700	0

	1,542,321	2,444,535	1,468,057	206,446	1,109,175	6,738,313	36,341

Liabilities:
Payable for investments purchased	$48,437	$78,040	$24,374	$103	$452,435	$10,842	$0
Payable for investments purchased on delayed delivery basis	111,154	126,552	98,742	15,270	0	63,248	319
Unrealized depreciation on forward foreign currency contracts	23,957	232	9,579	38	0	2,908	4
Payable for short sales	876	277,357	25,340	6,880	57,021	0	0
Overdraft due to Custodian	0	0	0	0	0	5,798	365
Written options outstanding	226	1,998	876	220	225	986	14
Payable for Fund shares redeemed	1,407	3,967	291	213	1,165	39,737	87
Dividends payable	244	403	338	52	109	9,196	18
Accrued investment advisory fee	256	390	256	38	126	1,457	8
Accrued administration fee	311	500	308	53	148	1,858	9
Accrued distribution fee	49	102	10	18	0	1,180	1
Accrued servicing fee	70	138	0	12	98	666	1
Variation margin payable	0	1,181	395	462	54	0	0
Swap premiums received	9,419	21,130	12,870	1,420	96	11,721	110
Unrealized depreciation on swap agreements	1,697	23,424	17,433	3,321	244	2,132	1
Other liabilities	0	6	1	1	0	9	0

	198,103	535,420	190,813	28,101	511,721	151,738	937

Net Assets	$1,344,218	$1,909,115	$1,277,244	$178,345	$597,454	$6,586,575	$35,404

Net Assets Consist of:
Paid in capital	$1,349,834	$1,856,487	$1,224,372	$174,593	$600,265	$6,710,043	$36,588
Undistributed (overdistributed) net investment income	12,342	(140,052)	2,972	(6,469)	661	(33,786)	29
Accumulated undistributed net realized gain (loss)	(2,029)	(1,588)	(3,391)	(153)	606	(305,959)	76
Net unrealized appreciation (depreciation)	(15,929)	194,268	33,291	10,374	(4,078)	216,277	(289)

	$1,344,218	$1,909,115	$1,277,244	$178,345	$597,454	$6,586,575	$35,404

Net Assets:
Institutional Class	$992,593	$1,185,669	$1,220,538	$126,788	$422,890	$2,977,651	$30,319
Administrative Class	0	62,996	56,706	11	0	670,763	935
Other Classes	351,625	660,450	0	51,546	174,564	2,938,161	4,150

Shares Issued and Outstanding:
Institutional Class	91,668	112,260	120,168	12,685	38,409	306,933	2,922
Administrative Class	0	5,964	5,583	1	0	69,142	90
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.83	$10.56	$10.16	$10.00	$11.01	$9.70	$10.38
Administrative Class	0.00	10.56	10.16	10.00	0.00	9.70	10.38

Cost of Investments Owned	$1,407,051	$1,791,452	$1,303,693	$174,977	$899,137	$6,203,317	$34,793

Cost of Foreign Currency Held	$11,428	$21,771	$14,183	$2,718	$0	$17,277	$62

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  45

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund
Assets:
Investments, at value	$805,527	$12,595,890	$558,418	$101,484	$2,452,441	$386,691	$319,808
Repurchase agreements, at value	212,002	1,775,000	0	0	416,627	71,083	0
Cash	120	0	0	0	361	0	207
Foreign currency, at value	0	12,774	0	177	6,393	0	0
Receivable for investments sold	55	67,369	94	16	85,617	0	0
Receivable for investments sold on delayed delivery basis	34,373	0	0	0	8,248	0	0
Unrealized appreciation on forward foreign currency contracts	0	13,916	0	74	1,072	0	0
Receivable for Fund shares sold	17,814	49,290	66	15	636	2,310	2,313
Interest and dividends receivable	3,751	32,250	1,248	223	5,162	61	4,913
Variation margin receivable	9,377	7,115	218	63	757	0	756
Swap premiums paid	0	1,251	0	10	92	0	279
Unrealized appreciation on swap agreements	0	14,055	0	114	440	0	1,539
Other assets	0	0	0	0	0	0	0

	1,083,019	14,568,910	560,044	102,176	2,977,846	460,145	329,815

Liabilities:
Payable for investments purchased	$0	$777,752	$3,514	$2,007	$1,047,171	$0	$0
Payable for investments purchased on delayed delivery basis	132,029	0	0	0	1,900	0	0
Unrealized depreciation on forward foreign currency contracts	0	3,594	0	23	853	0	0
Payable for reverse repurchase agreements	0	0	0	0	0	0	0
Payable for short sales	0	0	0	0	8,193	0	0
Overdraft due to Custodian	0	10,355	0	0	0	0	0
Written options outstanding	1,505	0	90	16	0	0	435
Payable for Fund shares redeemed	1,572	58,041	116	50	735	837	1,484
Dividends payable	135	4,185	124	5	243	55	289
Accrued investment advisory fee	184	2,932	118	22	411	37	69
Accrued administration fee	213	2,779	118	22	328	83	84
Accrued distribution fee	118	772	0	0	0	22	57
Accrued servicing fee	49	858	0	0	0	18	41
Variation margin payable	6,018	253	0	20	117	0	753
Recoupment payable to Manager	0	0	0	0	0	0	0
Swap premiums received	0	0	0	0	38	0	2,160
Unrealized depreciation on swap agreements	0	4,394	0	33	54	0	250
Other liabilities	81	0	0	0	0	0	0

	141,904	865,915	4,080	2,198	1,060,043	1,052	5,622

Net Assets	$941,115	$13,702,995	$555,964	$99,978	$1,917,803	$459,093	$324,193

Net Assets Consist of:
Paid in capital	$943,423	$13,844,824	$563,042	$100,706	$1,926,791	$459,068	$321,828
Undistributed (overdistributed) net investment income	1,461	(38,801)	(112)	(27)	(1,205)	31	686
Accumulated undistributed net realized gain (loss)	(2,863)	16,549	(3,428)	(46)	(1,039)	(7)	(7,764)
Net unrealized appreciation (depreciation)	(906)	(119,577)	(3,538)	(655)	(6,744)	1	9,443

	$941,115	$13,702,995	$555,964	$99,978	$1,917,803	$459,093	$324,193

Net Assets:
Institutional Class	$604,056	$9,297,898	$554,968	$99,961	$1,917,803	$180,093	$131,443
Administrative Class	110,640	418,335	996	17	0	34,543	2,690
Other Classes	226,419	3,986,762	0	0	0	244,457	190,060

Shares Issued and Outstanding:
Institutional Class	56,093	919,958	57,056	10,053	188,056	180,088	12,965
Administrative Class	10,274	41,391	102	2	0	34,543	265

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.77	$10.11	$9.73	$9.94	$10.20	$1.00	$10.14
Administrative Class	10.77	10.11	9.73	9.94	0.00	1.00	10.14
Cost of Investments Owned	$801,892	$12,626,881	$558,582	$101,600	$2,449,940	$386,691	$311,542

Cost of Repurchase Agreements Owned	$212,002	$1,775,000	$0	$0	$416,627	$71,083	$0

Cost of Foreign Currency Held	$0	$12,785	$0	$177	$6,409	$0	$0

46  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands, except per share amounts	New York Municipal Bond Fund	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	Total Return Mortgage Fund
Assets:
Investments, at value	$22,282	$17,158,539	$64,558	$402,257	$4,451,506	$1,169,633	$1,049,831
Repurchase agreements, at value	0	0	0	0	538,800	243,378	0
Cash	1	0	17	1,199	0	340	177
Foreign currency, at value	0	9,596	0	0	112	1,944	0
Receivable for investments sold	0	187,887	0	5,112	1,959	11	342,874
Receivable for investments sold on delayed delivery basis	0	838,844	1,685	0	268,994	189,416	1,000
Unrealized appreciation on forward foreign currency contracts	0	9,592	0	0	22	4,511	0
Receivable for Fund shares sold	44	73,493	0	996	13,388	2,295	881
Interest and dividends receivable	261	130,436	487	5,245	16,430	6,075	1,641
Variation margin receivable	3	10,477	48	539	11,262	7,557	59
Swap premiums paid	0	16,018	17	671	176	0	1,019
Unrealized appreciation on swap agreements	0	84,271	218	627	1,196	54	83
Other assets	0	0	0	0	224	0	0

	22,591	18,519,153	67,030	416,646	5,304,069	1,625,214	1,397,565

Liabilities:
Payable for investments purchased	$0	$201,735	$0	$9,624	$651,238	$24,204	$646,618
Payable for investments purchased on delayed delivery basis	0	3,033,751	8,130	0	161,738	0	1,002
Unrealized depreciation on forward foreign currency contracts	0	3,224	0	0	808	586	0
Payable for reverse repurchase agreements	0	130,207	0	0	0	0	0
Payable for short sales	0	836,012	1,674	0	170,504	188,045	112,441
Overdraft due to Custodian	0	675	0	0	27	0	0
Written options outstanding	41	1,612	6	334	2,288	154	133
Payable for Fund shares redeemed	57	36,533	0	3,283	67,854	13,092	530
Dividends payable	17	1,428	1	270	1,268	0	65
Accrued investment advisory fee	5	2,947	12	72	917	514	134
Accrued administration fee	6	3,748	10	89	813	373	156
Accrued distribution fee	0	2,038	0	13	226	152	2
Accrued servicing fee	4	1,737	0	51	187	86	62
Variation margin payable	0	0	1	539	9,061	8,013	0
Recoupment payable to Manager	0	0	1	0	0	0	0
Swap premiums received	0	48,891	201	1,141	1,280	488	77
Unrealized depreciation on swap agreements	0	1,485	32	0	1,280	2,464	136
Other liabilities	0	13,560	36	0	0	0	0

	130	4,319,583	10,104	15,416	1,069,489	238,171	761,356

Net Assets	$22,461	$14,199,570	$56,926	$401,230	$4,234,580	$1,387,043	$636,209

Net Assets Consist of:
Paid in capital	$22,220	$13,761,228	$53,665	$412,648	$4,242,673	$1,618,092	$640,656
Undistributed (overdistributed) net investment income	(7)	32,717	143	(8)	12,275	8,412	598
Accumulated undistributed net realized gain (loss)	(4)	(101,994)	(12)	(8,330)	(12,993)	(212,317)	(2,921)
Net unrealized appreciation (depreciation)	252	507,619	3,130	(3,080)	(7,375)	(27,144)	(2,124)

	$22,461	$14,199,570	$56,926	$401,230	$4,234,580	$1,387,043	$636,209

Net Assets:
Institutional Class	$2,978	$4,871,247	$56,926	$118,485	$2,494,591	$863,848	$454,392
Administrative Class	0	1,040,102	0	10	715,605	129,230	11,264
Other Classes	19,483	8,288,221	0	282,735	1,024,384	393,965	170,553

Shares Issued and Outstanding:
Institutional Class	277	426,375	5,043	11,902	249,140	89,178	42,773
Administrative Class	0	91,039	0	1	71,469	13,624	1,060

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.77	$11.42	$11.29	$9.95	$10.01	$9.69	$10.62
Administrative Class	0.00	11.42	0.00	9.95	10.01	9.49	10.62
Cost of Investments Owned	$22,022	$16,729,287	$61,518	$405,878	$4,452,196	$1,167,419	$1,051,723

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$538,800	$243,378	$0

Cost of Foreign Currency Held	$0	$9,599	$0	$0	$112	$1,982	$0

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  47

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Convertible Fund	Diversified Income Fund	Emerging Markets Bond Fund	European Convertible Fund	Floating Income Fund*
Investment Income:
Interest, net of foreign taxes	$5,827	$714	$131	$50,734	$82,958	$1,410	$7,619
Dividends, net of foreign taxes	0	0	357	143	568	108	36
Miscellaneous income	0	0	8	23	0	60	112

Total Income	5,827	714	496	50,900	83,526	1,578	7,767

Expenses:
Investment advisory fees	315	40	126	4,000	7,360	508	693
Administration fees	354	43	79	2,822	7,446	254	690
Distribution and/or servicing fees – Administrative Class	5	0	0	3	41	0	0
Distribution and/or servicing fees – Other Classes	125	12	0	522	2,975	0	205
Trustees’ fees	0	0	0	2	4	0	1
Organization costs	0	0	0	0	0	0	22
Interest expense	2	0	3	0	18	8	0
Miscellaneous expense	0	0	0	14	5	0	1

Total Expenses	801	95	208	7,363	17,849	770	1,612

Reimbursement by Manager	0	0	0	0	0	0	(11)

Net Expenses	801	95	208	7,363	17,849	770	1,601

Net Investment Income	5,026	619	288	43,537	65,677	808	6,166

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	259	103	849	461	24,850	1,272	73
Net realized gain (loss) on futures contracts, options and swaps	(1,509)	(77)	46	5,685	12,292	0	932
Net realized gain (loss) on foreign currency transactions	0	0	9	(5,184)	5,385	5,188	(380)
Net change in unrealized appreciation (depreciation) on investments	(1,767)	(212)	(677)	2,883	(6,743)	(508)	(1,997)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(284)	30	1	951	6,048	0	(948)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(1)	2,554	(215)	(506)	636

Net Gain (Loss)	(3,301)	(156)	227	7,350	41,617	5,446	(1,684)

Net Increase in Net Assets Resulting from Operations	$1,725	$463	$515	$50,887	$107,294	$6,254	$4,482

*	Inception date was July 30, 2004.
**	Inception date was April 30, 2004.

48  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	Foreign Bond Fund (Unhedged)**	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund
Investment Income:
Interest, net of foreign taxes	$10,061	$55,159	$30,756	$5,679	$13,339	$512,519	$1,430
Dividends, net of foreign taxes	17	200	59	23	13	3,160	13
Miscellaneous income	2	66	8	7	0	1,826	0

Total Income	10,080	55,425	30,823	5,709	13,352	517,505	1,443

Expenses:
Investment advisory fees	899	4,078	2,439	438	1,206	17,549	78
Administration fees	1,079	5,310	2,925	613	1,491	22,510	80
Distribution and/or servicing fees – Administrative Class	0	121	115	0	0	1,716	4
Distribution and/or servicing fees – Other Classes	390	2,682	0	368	1,258	21,420	5
Trustees’ fees	1	4	3	0	1	19	0
Organization costs	20	0	0	0	0	0	0
Interest expense	0	10	8	0	5	6	0
Miscellaneous expense	2	4	3	0	0	17	0

Total Expenses	2,391	12,209	5,493	1,419	3,961	63,237	167

Reimbursement by Manager	(3)	0	0	0	0	0	0

Net Expenses	2,388	12,209	5,493	1,419	3,961	63,237	167

Net Investment Income	7,692	43,216	25,330	4,290	9,391	454,268	1,276

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	2,277	7,522	5,072	115	4,246	116,221	134
Net realized gain (loss) on futures contracts, options and swaps	4,237	9,840	9,080	3,031	155	14,636	6
Net realized gain (loss) on foreign currency transactions	10,416	(43,640)	19,926	(3,137)	0	11,499	(11)
Net change in unrealized appreciation (depreciation) on investments	(1,854)	12,345	7,139	(363)	(4,320)	(126,994)	(1,121)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	6,386	29,023	8,235	690	(90)	1,108	(58)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(20,461)	36,496	(19,688)	3,165	0	1,852	6

Net Gain (Loss)	1,001	51,586	29,764	3,501	(9)	18,322	(1,044)

Net Increase in Net Assets Resulting from Operations	$8,693	$94,802	$55,094	$7,791	$9,382	$472,590	$232

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  49

Statements of Operations (Cont.)

Year Ended March 31, 2005

Amounts in thousands	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund
Investment Income:
Interest	$27,004	$355,995	$15,517	$2,402	$49,158	$7,057	$15,865
Dividends	0	3,973	145	14	766	0	0
Miscellaneous income	0	47	1	0	13	0	0

Total Income	27,004	360,015	15,663	2,416	49,937	7,057	15,865

Expenses:
Investment advisory fees	1,848	35,842	1,538	257	4,462	578	844
Administration fees	2,208	34,327	1,538	257	3,570	1,304	1,072
Distribution and/or servicing fees – Administrative Class	322	1,070	3	0	0	27	42
Distribution and/or servicing fees – Other Classes	1,436	20,273	0	0	0	903	1,194
Trustees’ fees	2	38	2	0	5	1	1
Interest expense	7	0	0	0	0	2	5
Miscellaneous expense	10	33	1	0	4	1	1

Total Expenses	5,833	91,583	3,082	514	8,041	2,816	3,159

Reimbursement by Manager	0	0	0	0	0	(345)	0

Net Expenses	5,833	91,583	3,082	514	8,041	2,471	3,159

Net Investment Income	21,171	268,432	12,581	1,902	41,896	4,586	12,706

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(1,529)	10,360	771	43	290	(7)	1,055
Net realized gain (loss) on futures contracts, options and swaps	14,838	21,576	1,456	552	19,760	0	(2,082)
Net realized gain (loss) on foreign currency transactions	0	2,183	0	23	122	0	0
Net change in unrealized (depreciation) on investments	(18,624)	(110,534)	(7,216)	(904)	(24,485)	0	(9,064)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(9,662)	(108,493)	(4,306)	(705)	(19,644)	0	3,204
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	5,461	0	14	213	0	0

Net Gain (Loss)	(14,977)	(179,447)	(9,295)	(977)	(23,744)	(7)	(6,887)

Net Increase in Net Assets Resulting from Operations	$6,194	$88,985	$3,286	$925	$18,152	$4,579	$5,819

50  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	New York Municipal Bond Fund	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	Total Return Mortgage Fund
Investment Income:
Interest	$790	$489,339	$2,600	$14,550	$99,692	$35,245	$9,325
Dividends	0	267	1	0	0	272	6
Miscellaneous income	1	11	0	4	237	14	0

Total Income	791	489,617	2,601	14,554	99,929	35,531	9,331

Expenses:
Investment advisory fees	50	30,325	146	914	11,282	6,937	726
Administration fees	72	38,888	117	1,425	10,895	4,955	983
Distribution and/or servicing fees – Administrative Class	0	2,318	0	1	1,260	927	31
Distribution and/or servicing fees – Other Classes	48	38,821	0	1,003	4,368	2,667	742
Trustees’ fees	0	32	0	1	12	5	1
Interest expense	0	139	1	3	0	0	3
Miscellaneous expense	0	31	3	1	10	4	1

Total Expenses	170	110,554	267	3,348	27,827	15,495	2,487

Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	170	110,554	267	3,348	27,827	15,495	2,487

Net Investment Income	621	379,063	2,334	11,206	72,102	20,036	6,844

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	95	152,249	726	(893)	(4,779)	(5,361)	(896)
Net realized gain (loss) on futures contracts, options and swaps	(25)	7,609	32	(3,844)	17,555	109,503	709
Net realized gain (loss) on foreign currency transactions	0	(13,792)	0	0	1,426	(4,725)	0
Net change in unrealized (depreciation) on investments	(366)	(227,062)	(1,434)	(8,345)	(10,516)	(1,512)	(3,356)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	27	81,883	109	3,319	(11,798)	(12,375)	(137)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	6,088	0	0	(523)	3,898	0

Net Gain (Loss)	(269)	6,975	(567)	(9,763)	(8,635)	89,428	(3,680)

Net Increase in Net Assets Resulting from Operations	$352	$386,038	$1,767	$1,443	$63,467	$109,464	$3,164

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  51

Statements of Changes in Net Assets

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Convertible Fund		Diversified Income Fund		Emerging Markets Bond Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Period from July 31, 2003 to March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,026	$5,385	$619	$608	$288	$341	$43,537	$8,730	$65,677	$46,336
Net realized gain (loss)	(1,250)	1,165	26	74	904	825	962	1,617	42,527	131,955
Net change in unrealized appreciation (depreciation)	(2,051)	(1,726)	(182)	119	(677)	2,916	6,388	12,314	(910)	29,736

Net increase resulting from operations	1,725	4,824	463	801	515	4,082	50,887	22,661	107,294	208,027

Distributions to Shareholders:
From net investment income
Institutional Class	(3,058)	(3,155)	(448)	(405)	(1,162)	(851)	(40,952)	(8,569)	(47,753)	(27,984)
Administrative Class	(79)	(93)	0	0	0	(2)	(58)	0	(719)	(1,101)
Other Classes	(1,880)	(2,135)	(171)	(204)	0	0	(3,962)	(600)	(24,328)	(21,168)
From net realized capital gains
Institutional Class	0	0	0	(38)	0	0	(3,470)	(295)	(44,509)	(53,806)
Administrative Class	0	0	0	(0)	0	0	(12)	0	(671)	(1,572)
Other Classes	0	0	0	(20)	0	0	(419)	(20)	(23,095)	(50,465)

Total Distributions	(5,017)	(5,383)	(619)	(667)	(1,162)	(853)	(48,873)	(9,484)	(141,075)	(156,096)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	21,602	19,973	1,137	1,446	58,291	34,186	408,931	675,042	1,263,069	924,593
Administrative Class	0	165	0	0	368	1,032	3,697	0	17,534	59,232
Other Classes	14,988	20,227	1,312	2,341	0	0	94,343	72,857	320,724	800,884
Issued as reinvestment of distributions
Institutional Class	2,760	2,761	446	440	1,149	836	33,131	7,059	89,168	72,695
Administrative Class	79	82	0	0	0	2	69	0	1,309	2,558
Other Classes	1,183	1,320	92	128	0	0	3,193	399	37,654	55,667
Cost of shares redeemed
Institutional Class	(18,870)	(38,646)	(1,236)	(456)	(13,597)	(36,058)	(223,722)	(17,789)	(684,488)	(694,194)
Administrative Class	(386)	(1,701)	0	0	(1,275)	(94)	(116)	0	(10,820)	(86,855)
Other Classes	(17,957)	(33,702)	(1,772)	(3,248)	0	0	(35,077)	(3,628)	(338,908)	(482,129)
Net increase (decrease) resulting from Fund share transactions	3,399	(29,521)	(21)	651	44,936	(96)	284,449	733,940	695,242	652,451
Fund Redemption Fee	1	0	0	0	5	0	8	0	51	0

Total Increase (Decrease) in Net Assets	108	(30,080)	(177)	785	44,294	3,133	286,471	747,117	661,512	704,382

Net Assets:
Beginning of period	127,109	157,189	16,007	15,222	14,610	11,477	747,117	0	1,454,716	750,334

End of period*	$127,217	$127,109	$15,830	$16,007	$58,904	$14,610	$1,033,588	$747,117	$2,116,228	$1,454,716

* Including undistributed (overdistributed) net investment income of:	$299	$302	$12	$2	$576	$253	$(3,449)	$217	$30,742	$45,655

52  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	European Convertible Fund		Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Period from July 30, 2004 to March 31, 2005	Period from April 30, 2004 to March 31, 2005	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$808	$535	$6,166	$7,692	$43,216	$45,948	$25,330	$19,196
Net realized gain (loss)	6,460	1,881	625	16,930	(26,278)	39,442	34,078	71,152
Net change in unrealized appreciation (depreciation)	(1,014)	3,691	(2,309)	(15,929)	77,864	(38,687)	(4,314)	(5,839)

Net increase resulting from operations	6,254	6,107	4,482	8,693	94,802	46,703	55,094	84,509

Distributions to Shareholders:
From net investment income
Institutional Class	(5,493)	(1,384)	(5,833)	(6,152)	(25,113)	(27,502)	(20,356)	(15,541)
Administrative Class	0	0	0	0	(1,131)	(1,309)	(899)	(1,025)
Other Classes	0	0	(2,265)	(1,457)	(12,110)	(13,774)	0	0
From net realized capital gains
Institutional Class	(1,950)	(352)	(12)	(5,182)	(30,349)	(18,168)	(66,003)	(41,845)
Administrative Class	0	0	0	0	(1,607)	(943)	(3,438)	(3,103)
Other Classes	0	0	(8)	(1,519)	(17,963)	(11,391)	0	0

Total Distributions	(7,443)	(1,736)	(8,118)	(14,310)	(88,273)	(73,087)	(90,696)	(61,514)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	97,809	144,423	735,475	1,040,495	554,751	442,032	580,244	621,401
Administrative Class	0	0	0	0	43,080	80,856	27,326	63,174
Other Classes	0	0	302,320	373,661	297,741	457,803	0	0
Issued as reinvestment of distributions
Institutional Class	7,442	1,736	5,780	10,925	51,029	42,422	69,645	54,279
Administrative Class	0	0	0	0	2,135	1,724	4,295	4,059
Other Classes	0	0	1,713	2,277	25,527	20,912	0	0
Cost of shares redeemed
Institutional Class	(95,662)	(48,715)	(13,866)	(55,594)	(372,991)	(320,183)	(269,603)	(321,125)
Administrative Class	0	0	0	0	(26,965)	(68,900)	(15,034)	(64,521)
Other Classes	0	0	(52,691)	(21,981)	(251,097)	(382,976)	0	0
Net increase (decrease) resulting from Fund share transactions	9,589	97,444	978,731	1,349,783	323,210	273,690	396,873	357,267
Fund Redemption Fee	0	0	4	52	48	0	7	0

Total Increase (Decrease) in Net Assets	8,400	101,815	975,099	1,344,218	329,787	247,306	361,278	380,262

Net Assets:
Beginning of period	106,198	4,383	0	0	1,579,328	1,332,022	915,966	535,704

End of period*	$114,598	$106,198	$975,099	$1,344,218	$1,909,115	$1,579,328	$1,277,244	$915,966

* Including undistributed (overdistributed) net investment income of:	$625	$(114)	$(1,359)	$12,342	$(140,052)	$(68,059)	$2,972	$29,485

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  53

Statements of Changes in Net Assets (Cont.)

	Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund		Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,290	$4,502	$9,391	$2,436	$454,268	$501,442	$1,276	$1,367	$21,171	$26,412
Net realized gain (loss)	9	6,660	4,401	8,187	142,356	203,499	129	892	13,309	15,268
Net change in unrealized appreciation (depreciation)	3,492	(5,453)	(4,410)	278	(124,034)	388,174	(1,173)	719	(28,286)	9,175

Net increase resulting from operations	7,791	5,709	9,382	10,901	472,590	1,093,115	232	2,978	6,194	50,855

Distributions to Shareholders:
From net investment income
Institutional Class	(2,842)	(3,106)	(7,955)	(2,992)	(210,281)	(235,272)	(1,175)	(1,350)	(11,824)	(12,750)
Administrative Class	0	0	0	0	(45,960)	(46,195)	(59)	(11)	(3,817)	(5,720)
Other Classes	(982)	(1,246)	(3,384)	(4,116)	(203,941)	(227,755)	(37)	0	(5,931)	(8,981)
From net realized capital gains
Institutional Class	(3,094)	(1,555)	(3,159)	(1,133)	0	0	(587)	(716)	(13,505)	(6,437)
Administrative Class	0	0	0	0	0	0	(31)	(13)	(4,326)	(3,062)
Other Classes	(1,505)	(1,044)	(1,491)	(2,067)	0	0	(32)	0	(7,619)	(5,673)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0

Total Distributions	(8,423)	(6,951)	(15,989)	(10,308)	(460,182)	(509,222)	(1,921)	(2,090)	(47,022)	(42,623)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	22,133	32,979	400,500	246,097	1,658,543	3,301,533	21,372	28,812	431,954	163,613
Administrative Class	0	10	0	0	384,413	706,201	1,713	947	50,585	106,113
Other Classes	22,107	39,807	40,183	100,710	803,011	2,745,806	4,730	0	74,101	127,642
Issued as reinvestment of distributions
Institutional Class	5,347	4,511	10,828	3,751	166,858	174,200	1,554	1,894	25,056	17,988
Administrative Class	1	0	0	0	45,068	45,479	90	24	8,131	8,769
Other Classes	1,889	1,737	3,756	4,626	131,308	142,802	55	0	10,643	11,027
Cost of shares redeemed
Institutional Class	(15,676)	(36,408)	(190,012)	(137,767)	(1,940,247)	(3,383,949)	(21,364)	(24,393)	(131,378)	(270,367)
Administrative Class	0	0	0	0	(429,522)	(572,331)	(1,616)	(187)	(94,880)	(130,293)
Other Classes	(30,650)	(36,051)	(71,790)	(158,889)	(1,645,866)	(2,154,667)	(522)	0	(115,403)	(205,908)
Net increase (decrease) resulting from Fund share transactions	5,151	6,585	193,465	58,528	(826,434)	1,005,074	6,012	7,097	258,809	(171,416)
Fund Redemption Fee	4	0	1	0	257	0	6	0	95	0

Total Increase (Decrease) in Net Assets	4,523	5,343	186,859	59,121	(813,769)	1,588,967	4,329	7,985	218,076	(163,184)

Net Assets:
Beginning of period	173,822	168,479	410,595	351,474	7,400,344	5,811,377	31,075	23,090	723,039	886,223

End of period*	$178,345	$173,822	$597,454	$410,595	$6,586,575	$7,400,344	$35,404	$31,075	$941,115	$723,039

* Including undistributed (overdistributed) net investment income of:	$(6,469)	$(3,226)	$661	$3,519	$(33,786)	$(51,563)	$29	$451	$1,461	$14,193

54  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Low Duration Fund		Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$268,432	$246,445	$12,581	$12,255	$1,902	$1,382	$41,896	$33,880
Net realized gain (loss)	34,119	87,891	2,227	(2,603)	618	525	20,172	32,242
Net change in unrealized appreciation (depreciation)	(213,566)	9,189	(11,522)	735	(1,595)	(116)	(43,916)	10,069

Net increase resulting from operations	88,985	343,525	3,286	10,387	925	1,791	18,152	76,191

Distributions to Shareholders:
From net investment income
Institutional Class	(213,101)	(217,250)	(13,505)	(14,621)	(2,010)	(1,605)	(44,469)	(40,587)
Administrative Class	(8,455)	(9,894)	(23)	(44)	0	0	0	0
Other Classes	(67,712)	(81,755)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	(59,777)	(41,466)	0	(3,016)	(870)	(525)	(33,414)	(23,895)
Administrative Class	(2,665)	(2,080)	0	(8)	0	0	0	0
Other Classes	(26,917)	(20,949)	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	(146)	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(378,627)	(373,394)	(13,528)	(17,835)	(2,880)	(2,130)	(77,883)	(64,482)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	4,237,305	7,011,636	88,942	461,164	36,514	64,850	809,160	915,472
Administrative Class	150,418	269,986	28	2,786	3	0	0	0
Other Classes	1,578,661	3,107,772	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	240,916	232,660	12,451	16,722	2,800	2,040	74,102	57,332
Administrative Class	10,522	9,139	21	43	0	0	0	0
Other Classes	73,737	73,848	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(4,765,751)	(4,819,730)	(237,829)	(244,916)	(25,039)	(44,351)	(489,324)	(486,061)
Administrative Class	(198,944)	(209,634)	(348)	(3,029)	0	(3)	0	0
Other Classes	(2,128,438)	(2,808,820)	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(801,574)	2,866,857	(136,735)	232,770	14,278	22,536	393,938	486,743
Fund Redemption Fee	68	0	0	0	0	0	3	0

Total Increase (Decrease) in Net Assets	(1,091,148)	2,836,988	(146,977)	225,322	12,323	22,197	334,210	498,452

Net Assets:
Beginning of period	14,794,143	11,957,155	702,941	477,619	87,655	65,458	1,583,593	1,085,141

End of period*	$13,702,995	$14,794,143	$555,964	$702,941	$99,978	$87,655	$1,917,803	$1,583,593

* Including undistributed (overdistributed) net investment income of:	$(38,801)	$47,581	$(112)	$(85)	$(27)	$196	$(1,205)	$10,456

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  55

Statements of Changes in Net Assets (Cont.)

	Money Market Fund		Municipal Bond Fund		New York Municipal Bond Fund		Real Return Fund		Real Return Fund II
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,586	$2,311	$12,706	$13,718	$621	$588	$379,063	$237,048	$2,334	$1,078
Net realized gain (loss)	(7)	35	(1,027)	3,495	70	118	146,066	417,368	758	359
Net change in unrealized appreciation (depreciation)	0	0	(5,860)	1,532	(339)	221	(139,091)	277,568	(1,325)	3,561

Net increase resulting from operations	4,579	2,346	5,819	18,745	352	927	386,038	931,984	1,767	4,998

Distributions to Shareholders:
From net investment income
Institutional Class	(2,055)	(1,342)	(5,007)	(5,225)	(56)	(89)	(141,769)	(82,638)	(2,334)	(1,078)
Administrative Class	(131)	(54)	(657)	(1,332)	0	0	(32,285)	(16,238)	0	0
Other Classes	(2,393)	(947)	(6,656)	(7,161)	(565)	(499)	(217,534)	(139,768)	0	0
From net realized capital gains
Institutional Class	0	0	0	0	0	(4)	(113,529)	(114,079)	(804)	(845)
Administrative Class	0	0	0	0	0	0	(26,671)	(27,832)	0	0
Other Classes	0	0	0	0	0	(32)	(210,217)	(237,087)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0

Total Distributions	(4,579)	(2,343)	(12,320)	(13,718)	(621)	(624)	(742,005)	(617,642)	(3,138)	(1,923)

Fund Share Transactions:
Receipts for shares sold									3,408	39,212
Institutional Class	195,477	574,230	39,528	101,619	2,249	1,013	2,505,094	2,260,491	0	0
Administrative Class	154,973	106,477	3,210	25,137	0	0	415,089	627,331	0	0
Other Classes	445,665	708,087	40,172	111,657	5,760	10,169	3,208,565	3,727,585	2,958	1,803
Issued as reinvestment of distributions
Institutional Class	1,931	1,783	3,866	4,089	38	44	228,590	184,126	0	0
Administrative Class	363	244	624	1,325	0	0	58,375	43,747	0	0
Other Classes	2,067	795	3,872	4,264	373	387	317,288	280,377	(11,015)	(554)
Cost of shares redeemed
Institutional Class	(179,488)	(547,546)	(36,116)	(82,294)	(1,329)	(2,135)	(1,167,311)	(1,177,810)	0	0
Administrative Class	(127,828)	(117,208)	(25,057)	(72,299)	0	0	(276,770)	(142,421)	0	0
Other Classes	(417,646)	(789,299)	(64,042)	(126,774)	(5,789)	(4,691)	(1,836,533)	(2,185,285)	(4,649)	40,461
Net increase (decrease) resulting from Fund share transactions	75,514	(62,437)	(33,943)	(33,276)	1,302	4,787	3,452,387	3,618,141
Fund Redemption Fee	0	0	35	0	0	0	194	0	0	0

Total Increase (Decrease) in Net Assets	75,514	(62,434)	(40,409)	(28,249)	1,033	5,090	3,096,614	3,932,483	(6,020)	43,536

Net Assets:
Beginning of period	383,579	446,013	364,602	392,851	21,428	16,338	11,102,956	7,170,473	62,946	19,410

End of period*	$459,093	$383,579	$324,193	$364,602	$22,461	$21,428	$14,199,570	$11,102,956	$56,926	$62,946

* Including undistributed (overdistributed) net investment income of:	$31	$24	$686	$(38)	$(7)	$(7)	$32,717	$159,594	$143	$176

56  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Short Duration Municipal Income Fund		Short-Term Fund		StocksPLUS Fund		Total Return Mortgage Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:
Operations:

Net investment income	$11,206	$7,060	$72,102	$55,231	$20,036	$9,047	$6,844	$3,709
Net realized gain (loss)	(4,737)	1,976	14,202	15,767	99,417	335,271	(187)	7,588
Net change in unrealized appreciation (depreciation)	(5,026)	(2,198)	(22,837)	7,316	(9,989)	(21,998)	(3,493)	133

Net increase resulting from operations	1,443	6,838	63,467	78,314	109,464	322,320	3,164	11,430

Distributions to Shareholders:
From net investment income
Institutional Class	(3,368)	(1,854)	(48,959)	(39,721)	(52,455)	(43,825)	(3,407)	(1,921)
Administrative Class	(5)	(46)	(8,179)	(5,131)	(15,838)	(34,335)	(327)	(394)
Other Classes	(7,833)	(5,141)	(16,199)	(18,594)	(19,839)	(28,835)	(3,980)	(4,556)
From net realized capital gains
Institutional Class	0	0	(8,594)	(2,090)	0	0	(1,293)	(725)
Administrative Class	0	0	(1,608)	(332)	0	0	(244)	(172)
Other Classes	0	0	(3,575)	(1,276)	0	0	(3,633)	(2,103)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(11,206)	(7,041)	(87,114)	(67,144)	(88,132)	(106,995)	(12,884)	(9,871)

Fund Share Transactions:
Receipts for shares sold	127,011	79,069	3,086,303	3,343,201	599,425	455,129	446,025	24,070
Institutional Class	260	12,400	464,775	284,485	97,021	400,762	958	419
Administrative Class	186,240	360,340	465,937	1,209,791	92,421	125,119	58,264	104,989
Other Classes	2,864	1,593	50,090	34,883	50,375	41,858	4,394	2,550
Issued as reinvestment of distributions
Institutional Class	5	16	9,720	5,385	15,793	34,280	571	565
Administrative Class	5,267	3,717	14,729	14,300	16,127	23,096	6,539	5,630
Other Classes	(119,423)	(45,511)	(3,087,768)	(2,644,584)	(535,929)	(167,520)	(50,012)	(36,959)
Cost of shares redeemed
Institutional Class	(498)	(12,904)	(89,768)	(215,568)	(480,781)	(131,677)	(5,009)	(1,022)
Administrative Class	(273,484)	(254,702)	(910,432)	(1,265,621)	(144,232)	(109,011)	(71,029)	(145,460)
Other Classes	(71,758)	144,018	3,586	766,272	(289,780)	672,036	390,701	(45,218)
Net increase (decrease) resulting from Fund share transactions
Fund Redemption Fee	4	0	60	0	8	0	3	0

Total Increase (Decrease) in Net Assets	(81,517)	143,815	(20,001)	777,442	(268,440)	887,361	380,984	(43,659)

Net Assets:
Beginning of period	482,747	338,932	4,254,581	3,477,139	1,655,483	768,122	255,225	298,884

End of period*	$401,230	$482,747	$4,234,580	$4,254,581	$1,387,043	$1,655,483	$636,209	$255,225

* Including undistributed (overdistributed) net investment income of:	$(8)	$(8)	$12,275	$3,315	$8,412	$(99,259)	$598	$3,720

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  57

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.1%

Arkansas 0.8%
University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$1,000	$1,035

California 71.5%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,211
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	152
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	487
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,054
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,069
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	181
4.000% due 08/01/2012	225	232
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	147
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	372
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	104
California Housing Finance Agency Revenue Bonds, Series 2000
2.180% due 08/01/2015 (a)	1,000	1,000
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	780	852
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2011	500	543
5.000% due 07/01/2012	375	407
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.100% due 04/01/2017 (a)	100	100
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Bonds, Series 2004
14.925% due 07/01/2008 (a)	2,000	2,628
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,002
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,087
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (f)	1,300	1,365
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,040
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,073
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,039
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	2,400	2,321
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,026
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	515
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,022
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,561
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	706
5.375% due 09/01/2017	800	812
Chaffey, California Unified High School District General Obligation Bonds, Series 2005
5.000% due 08/01/2011	475	519
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	502
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,057
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,019
Desert Sands, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2009	700	755
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	6,325	6,371
Goleta, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
4.500% due 12/01/2010	1,315	1,403
Irvine, California Improvement General Obligation Bonds, Series 2025
2.240% due 09/02/2025 (a)	349	349
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	210
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	339
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,634
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	155
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,557
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,270
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	163
Metropolitan Water District Southern California Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2000
2.180% due 07/01/2035 (a)	200	200
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,290
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	593
6.400% due 09/01/2031	700	715
Newport Beach, California Revenue Bonds, Series 1996
2.260% due 10/01/2026 (a)	900	900

58  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	$605	$658
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	490
5.700% due 08/15/2012	485	523
5.800% due 08/15/2013	600	648
6.200% due 08/15/2018	1,025	1,119
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2010	1,085	1,152
4.500% due 09/01/2011	1,075	1,139
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,674
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,132
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 08/15/2010	2,510	2,737
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,777
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	542
Redding, California Electric System Revenue Certificates of Participation Bonds, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	275
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	900	1,103
San Diego County, California Certificate of Participation Bonds, Series 2001
5.000% due 10/01/2009	1,545	1,645
San Diego County, California Water Authority Certificates of Participation Bonds, Series 2004
7.470% due 05/01/2032 (a)	4,500	4,704
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	672
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	320
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	970	1,015
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	680
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,070
San Juan, California Municipal Securities Redemption Public Power Agency Revenue Bonds, Series 1998
2.280% due 07/01/2022 (a)	700	700
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	115
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	546
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	159
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	506
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,231
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	123
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,281
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,460	3,773
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,205

		91,020

Hawaii 1.2%

Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 09/01/2013	1,325	1,463

Illinois 1.1%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	1,400	1,422

Louisiana 1.6%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,978

New Jersey 0.3%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	285
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	154

		439

Puerto Rico 12.0%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,048
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,123
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 2004
10.470% due 07/01/2012 (a)	2,663	3,639
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,139
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	283
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,261
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	162
Puerto Rico Electric Power Authority Revenue Bonds, (FSA Insured), Series 2004
7.970% due 07/01/2012 (a)	2,500	3,038
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	3,250	3,566

		15,259

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.430% due 02/15/2024 (a)	250	262

Virgin Islands 4.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,559
5.500% due 10/01/2008	3,000	3,139
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,077

		5,775

Washington 3.9%

Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,899

Total Municipal Bonds & Notes (Cost $120,936)		123,552

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  59

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 1.7%

U.S. Treasury Bills 1.7%

2.670% due 05/05/2005-06/16/2005 (b)(c)	$2,170	$2,159

Total Short-Term Instruments (Cost $2,160)		2,159

Total Investments 98.8% (Cost $123,096)		$125,711

Written Options (e) (0.1%) (Premiums $100)		(135)

Other Assets and Liabilities (Net) 1.3%		1,641

Net Assets 100.0%		$127,217

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,244 have been pledged as collateral for swap contracts at March 31, 2005.
(d)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$34,900	$(270)

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	88	$100	$135

(f)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
California Statewide
Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750	07/01/2032	02/07/2002	$1,300	$1,365	1.07%

60  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

California Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.9%

California 81.1%

California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010 (a)	$500	$413
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	273
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.100% due 04/01/2017 (b)	100	100
California State Economic Recovery Revenue Bonds, Series 2004
14.925% due 07/01/2008 (b)	200	263
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (f)	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	403
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	290
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	416
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	130
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	602
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2010	250	275
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	522
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.500% due 07/01/2011	500	560
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	813
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	546
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.240% due 07/01/2035 (b)	300	300
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	544
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	530
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	848
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	453
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	820
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	415
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	770
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego County, California Water Authority Certificate of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,023
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	119
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	340
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	546

		12,837

Louisiana 4.7%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	742

Massachusetts 0.7%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	112

New Jersey 3.6%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (b)	500	569

Puerto Rico 2.4%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (b)	350	384

Virgin Islands 4.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	424
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	269

		693

Total Municipal Bonds & Notes (Cost $14,893)		15,337

SHORT-TERM INSTRUMENTS 2.4%

Repurchase Agreement 1.0%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $165. Repurchase proceeds are $158.)	158	158

U.S. Treasury Bills 1.4%

2.659% due 05/05/2005- 06/16/2005 (c)(d)	225	224

Total Short-Term Instruments (Cost $382)		382

Total Investments 99.3% (Cost $15,275)		$15,719

Written Options (e) (0.3%) (Premiums $32)		(43)

Other Assets and Liabilities (Net) 1.0%		154

Net Assets 100.0%		$15,830

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Variable rate security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $224 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Short Futures	06/2005	12	$9

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  61

Schedule of Investments (Cont.)

California Municipal Bond Fund

March 31, 2005

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	28	$32	$43

(f)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750	07/01/2032	02/07/2002	$250	$263	1.66%

62  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Convertible Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.2%

Banking & Finance 4.6%

Dow Jones CDX HY Index
7.750% due 12/29/2009	$500	$489
Eircom Funding
8.250% due 08/15/2013	156	170
Refco Finance Holdings LLC
9.000% due 08/01/2012	125	133
Targeted Return Index Securities Trust
7.947% due 08/01/2015 (a)	1,857	1,933

		2,725

Industrials 2.1%

Argo-Tech Corp.
9.250% due 06/01/2011	125	135
CCO Holdings LLC
8.750% due 11/15/2013	400	402
Charter Communications Operating LLC
8.375% due 04/30/2014	250	252
IMC Global, Inc.
10.875% due 06/01/2008	17	20
Primedia, Inc.
8.000% due 05/15/2013	100	103
Qwest Corp.
6.294% due 02/15/2009 (a)	300	304

		1,216

Utilities 1.5%

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	498
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	250	234
Time Warner Telecom Holdings, Inc.
6.794% due 02/15/2011 (a)	125	126

		858

Total Corporate Bonds & Notes (Cost $ 4,804)		4,799

CONVERTIBLE BONDS & NOTES 69.4%

Banking & Finance 4.9%

ABB International Finance Ltd.
4.625% due 05/16/2007	450	463
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	250	296
American International Group, Inc.
0.000% due 11/09/2031	265	176
AngloGold Holdings PLC
2.375% due 02/27/2009	100	97
Goldman Sachs Group, Inc.
1.310% due 09/21/2009 (a)	250	242
0.060% due 09/20/2011 (a)	300	293
Greater Bay Bancorp
0.000% due 03/23/2024	150	134
Host Marriott LP
3.250% due 04/15/2024	375	411
Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	500	504
Providian Financial Corp.
2.750% due 03/15/2016	250	298

		2,914

Industrials 52.3%

3M Co.
0.000% due 11/21/2032	300	272
Actuant Corp.
2.000% due 11/15/2023	140	181
Advanced Micro Devices, Inc.
4.500% due 12/01/2007	195	440
AGCO Corp.
1.750% due 12/31/2033	200	198
Allergan, Inc.
0.000% due 11/06/2022	300	263
Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	333
Allied Waste North America, Inc.
4.250% due 04/15/2034	250	212
Alza Corp.
0.000% due 07/28/2020	173	160
Amazon.com, Inc.
4.750% due 02/01/2009	191	190
Amdocs Ltd.
0.500% due 03/15/2024	200	188
American Axle & Manufacturing, Inc.
2.000% due 02/15/2024 (a)	100	79
American Tower Corp.
3.000% due 08/15/2012	600	654
Amgen, Inc.
0.000% due 03/01/2032	500	366
Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	350	311
Armor Holdings, Inc.
2.000% due 11/01/2024	530	509
Bausch & Lomb, Inc.
3.460% due 08/01/2023 (a)	175	255
Biogen Idec, Inc.
0.000% due 04/29/2032	600	375
Bristol-Myers Squibb Co.
2.510% due 09/15/2023 (a)	275	275
Brocade Communications Systems, Inc.
2.000% due 01/01/2007	200	192
Carnival Corp.
2.000% due 04/15/2021	400	546
Cephalon, Inc.
0.000% due 06/15/2033	425	404
Charter Communications, Inc.
5.875% due 11/16/2009	275	238
Chiron Corp.
2.750% due 06/20/2034	450	432
Comcast Corp.
0.500% due 11/15/2029 (a)	6	261
Connetics Corp.
2.000% due 03/30/2015	1,000	981
Costco Wholesale Corp.
0.000% due 08/19/2017	100	101
Devon Energy Corp.
0.000% due 06/27/2020	400	236
Diamond Offshore Drilling, Inc.
1.500% due 04/15/2031	125	147
Dov Pharmaceutical, Inc.
2.500% due 01/15/2025	250	212
Eastman Kodak Co.
3.375% due 10/15/2033	300	366
Electronic Data Systems Corp.
3.875% due 07/15/2023	450	447
Exide Technologies
1.530% due 09/18/2013 (a)	500	500
Fisher Scientific International, Inc.
2.500% due 10/01/2023	305	410
3.250% due 03/01/2024	200	204
Flextronics International Ltd.
1.000% due 08/01/2010	225	225
Fluor Corp.
1.500% due 02/15/2024	525	596
Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	458
General Mills, Inc.
0.000% due 10/28/2022	170	121
Genzyme Corp.
1.250% due 12/01/2023	450	459
Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	425	551
Halliburton Co.
3.125% due 07/15/2023	275	356
Hanover Compressor Co.
4.750% due 01/15/2014	200	222
Harris Corp.
3.500% due 08/15/2022	182	275
Headwaters, Inc.
2.875% due 06/01/2016	250	316
Hilton Hotels Corp.
3.375% due 04/15/2023	552	642
ImClone Systems, Inc.
1.375% due 05/15/2024	500	426
International Game Technology
0.000% due 01/29/2033	575	372
Interpublic Group of Cos., Inc.
4.500% due 03/15/2023	325	401
Invitrogen Corp.
2.000% due 08/01/2023	400	475
Juniper Networks, Inc.
0.000% due 06/15/2008	100	122
Keane, Inc.
2.000% due 06/15/2013	265	248
Lamar Advertising Co.
2.875% due 12/31/2010	225	229
Lifepoint Hospitals, Inc.
4.500% due 06/01/2009	300	309
Lockheed Martin Corp.
2.544% due 08/15/2033 (a)	900	955
Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	189
0.861% due 10/19/2021 (a)	100	103
LTX Corp.
4.250% due 08/15/2006	300	298
Magnum Hunter Resources, Inc.
3.010% due 12/15/2023	200	297
Manor Care, Inc.
2.625% due 04/15/2023	225	288
Mediacom Communications Corp.
5.250% due 07/01/2006	675	667
Medtronic, Inc.
1.250% due 09/15/2021	500	501
Nabors Industries, Inc.
0.000% due 06/15/2023	250	254
Novell, Inc.
0.500% due 07/15/2024	150	127
Open Solutions, Inc.
1.467% due 02/02/2035	500	257
Placer Dome, Inc.
2.750% due 10/15/2023	145	156
Pride International, Inc.
3.250% due 05/01/2033	450	532
Red Hat, Inc.
0.500% due 01/15/2024	225	185
RF Micro Devices, Inc.
1.500% due 07/01/2010	200	189
Roper Industries, Inc.
1.481% due 01/15/2034	450	217
Royal Caribbean Cruises Ltd.
0.000% due 05/18/2021	250	178
Safeco Corp.
2.625% due 03/15/2024	230	162
Schlumberger Ltd.
1.500% due 06/01/2023	355	390
SCI Systems, Inc.
3.000% due 03/15/2007	278	269
Scientific Games Corp.
0.750% due 12/01/2024	525	512
Serologicals Corp.
4.750% due 08/15/2033	225	405
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018 (a)	600	527
Sirius Satellite Radio, Inc.
3.250% due 10/15/2011	125	166

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  63

Schedule of Investments (Cont.)

Convertible Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Sybase, Inc.
1.750% due 02/22/2025	$500	$487
Synaptics, Inc.
0.750% due 12/01/2024	250	211
Tyco International Group S.A.
2.750% due 01/15/2018	1,020	1,525
Utstarcom, Inc.
0.875% due 03/01/2008	200	172
Walt Disney Co.
2.125% due 04/15/2023	525	579
Watson Pharmaceuticals, Inc.
1.750% due 03/15/2023	385	368
Wyeth
2.390% due 01/15/2024 (a)	200	206
Wynn Resorts Ltd.
6.000% due 07/15/2015	125	384
Xm Satellite Radio, Inc.
1.750% due 12/01/2009	350	327
Yahoo!, Inc.
0.000% due 04/01/2008	295	503
Yellow Roadway Corp.
3.375% due 11/25/2023	304	464

		30,791

Utilities 12.2%

AES Corp.
4.500% due 08/15/2005	550	553
Centerpoint Energy, Inc.
3.750% due 05/15/2023	400	460
CenturyTel, Inc.
4.750% due 08/01/2032	325	347
CMS Energy Corp.
3.375% due 07/15/2023	525	710
2.875% due 12/01/2024	150	167
Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	252
Duke Energy Corp.
1.750% due 05/15/2023	400	481
EchoStar Communications Corp.
5.750% due 05/15/2008 (a)	525	523
Lucent Technologies, Inc.
2.750% due 06/15/2023	1,089	1,167
Nextel Communications, Inc.
5.250% due 01/15/2010	450	464
Nextel Partners, Inc.
1.500% due 11/15/2008	325	570
PPL Energy Supply LLC
2.625% due 05/15/2023	750	844
Reliant Energy, Inc.
5.000% due 08/15/2010	460	643

		7,181

Total Convertible Bonds & Notes (Cost $40,495)		40,886

COMMON STOCKS 2.6%

	Shares

Communications 0.2%

Valor Communications Group, Inc.	9,800	142

Consumer Discretionary 0.9%

Cablevision Systems
New York Group ‘A’ (b)	18,700	525

Energy 0.3%

Ferrellgas Partners LP	7,400	157
Freescale Semiconductor, Inc. ‘B’ (b)	2,461	42

		199

Healthcare 0.0%

Elan Corp. PLC SP - ADR (b)	5,001	16

Technology 0.3%

Corning, Inc. (b)	12,919	144

Utilities 0.9%

Williams Cos., Inc.	28,360	$533

Total Common Stocks (Cost $1,376)		1,559

CONVERTIBLE PREFERRED STOCK 20.0%

Allied Waste Industries, Inc.
6.250% due 04/01/2006	1,650	71
6.250% due 03/01/2008	2,000	475
Baxter International, Inc.
7.000% due 02/16/2006	7,500	404
Celanese Corp.
4.250% due 12/31/2049	30,000	840
Chesapeake Energy Corp.
5.000% due 12/31/2049	3,000	431
Constellation Brands, Inc.
5.750% due 09/01/2006	14,300	578
El Paso Corp.
9.000% due 08/16/2005	17,465	518
Fannie Mae
5.375% due 12/31/2049	5	469
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	31,575	1,432
FPL Group, Inc.
8.000% due 02/16/2006	6,000	372
General Motors Corp.
5.250% due 03/06/2032	57,000	1,065
HSBC Finance Corp.
8.875% due 02/15/2006	4,500	196
Huntsman Corp.
5.000% due 02/16/2008	15,000	765
Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	119
Mosaic Co.
7.500% due 07/01/2006	6,400	723
Nortel Networks Corp.
7.000% due 08/15/2005	2	94
NRG Energy, Inc.
4.000% due 12/31/2049	500	519
PMI Group, Inc.
5.875% due 11/15/2006	8,200	199
PNM Resources, Inc.
6.750% due 05/16/2008	5,000	249
Public Service Enterprise Group, Inc.
10.250% due 11/16/2005	7,200	503
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	327
State Street Corp.
6.750% due 02/15/2006	722	144
Washington Mutual, Inc.
5.375% due 05/03/2041	8,855	469
Xerox Corp.
6.250% due 07/01/2006	6,200	811

Total Convertible Preferred Stock (Cost $12,311)		11,773

PREFERRED STOCK 0.2%

La Quinta Corp.
9.000% due 02/14/2005	5,300	135

Total Preferred Stock (Cost $135)		135

EXCHANGE-TRADED FUNDS 2.0%

NASDAQ 100 Index Tracking Stock	32,000	1,170

Total Exchange-Traded Funds (Cost $1,206)		1,170

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.7%

Commercial Paper 3.4%

Barclays U.S. Funding Corp.
2.700% due 05/10/2005	$700	$698
ING U.S. Funding LLC
2.960% due 06/21/2005	1,100	1,092
Rabobank USA Financial Corp.
2.720% due 06/01/2005	200	199

		1,989

Repurchase Agreement 0.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $120. Repurchase proceeds are $115.)	115	115

U.S. Treasury Bills 0.1%

2.713% due 06/02/2005-06/16/2005 (c) 95		95

Total Short-Term Instruments (Cost $2,199)		2,199

Total Investments (d) 106.1% (Cost $62,526)		$62,521

Written Options (e) (0.0%) (Premiums $18)		(10)

Other Assets and Liabilities (Net) (6.1%)		(3,607)

Net Assets 100.0%		$58,904

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Non-income producing security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of March 31, 2005, portfolio securities with an aggregate market value of $500 were valued with reference to securities whose prices are more readily obtainable.

64  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)    Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	31	$4	$2
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	5	2	1
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	27	10	6
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	9	2	1

				$18	$10

(f)    Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.300%	03/20/2006	$1,000	$1
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	500	(3)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,100	0
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.160%	03/20/2006	250	(5)

						$(7)

(g)    Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Buy	EC	27	04/2005	$0	$(1)	$(1)
Sell		27	04/2005	0	0	0
Buy		27	05/2005	0	0	0

				$0	$(1)	$(1)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  65

Schedule of Investments

Diversified Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%

Appleton Papers, Inc.
4.790% due 06/09/2010 (a)	$149	$151
4.330% due 06/11/2010 (a)	149	152
Kingdom of Morocco
2.188% due 01/05/2009 (a)	59	58

Total Bank Loan Obligations (Cost $359)		361

CORPORATE BONDS & NOTES 46.5%

Banking & Finance 10.1%

Affinia Group, Inc.
9.000% due 11/30/2014	500	465
AIG SunAmerica Global Funding
6.900% due 03/15/2032	220	257
American International Group, Inc.
2.875% due 05/15/2008	1,000	954
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,456
Banco Santander Chile
3.310% due 12/09/2009 (a)	2,000	2,007
Bank of America Corp.
3.875% due 01/15/2008	920	909
5.875% due 02/15/2009	100	105
Banque Centrale De Tunisie
7.375% due 04/25/2012	1,375	1,530
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	2,600	2,977
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	380
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
Borden US Finance Corp.
9.000% due 07/15/2014	1,400	1,519
CitiCorp
6.375% due 11/15/2008	400	426
Citigroup, Inc.
6.000% due 02/21/2012	650	693
7.750% due 12/01/2036	100	106
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	250	252
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,659
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,960
Ford Motor Credit Co.
6.875% due 02/01/2006	5,300	5,373
4.000% due 03/21/2007 (a)	1,000	1,002
7.000% due 10/01/2013	3,575	3,469
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	402
General Electric Capital Corp.
5.875% due 02/15/2012	500	529
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	3,580	3,572
6.750% due 01/15/2006	340	342
7.000% due 02/01/2012	850	769
6.875% due 08/28/2012	330	294
8.000% due 11/01/2031	575	502
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	2,150	2,163
5.700% due 09/01/2012	165	170
4.750% due 07/15/2013	1,225	1,180
5.250% due 10/15/2013	400	398
6.125% due 02/15/2033	45	46
Household Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	117
HSBC Bank USA
4.625% due 04/01/2014	400	387
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
International Lease Finance Corp.
3.060% due 01/15/2010 (a)	3,000	3,003
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,441
Korea Development Bank
4.750% due 07/20/2009	2,050	2,039
3.070% due 10/20/2009 (a)	2,100	2,103
5.750% due 09/10/2013	385	396
Kraton Polymers LLC
8.125% due 01/15/2014	1,000	952
La Quinta Properties, Inc.
8.875% due 03/15/2011	1,075	1,166
MetLife, Inc.
5.375% due 12/15/2012	45	46
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	300	342
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (a)	3,000	3,318
8.790% due 12/29/2049 (a)	750	834
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	300	302
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,620
Pemex Finance Ltd.
8.020% due 05/15/2007	416	434
9.690% due 08/15/2009	1,197	1,329
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,193	1,197
Rabobank Capital Funding II
5.260% due 12/26/2049 (a)	860	865
Refco Finance Holdings LLC
9.000% due 08/01/2012	1,600	1,704
Riggs Capital Trust
8.625% due 12/31/2026 (b)	1,345	1,513
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,917
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	592
Targeted Return Index Securities Trust
7.947% due 08/01/2015 (a)	24,217	25,199
UFJ Finance Aruba AEC
6.750% due 07/15/2013	500	539
UGS Corp.
10.000% due 06/01/2012	950	1,054
Universal City Development Partners
11.750% due 04/01/2010	500	572
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	820
Ventas Capital Corp.
8.750% due 05/01/2009	750	819
Verizon Global Funding Corp.
4.375% due 06/01/2013	500	475

		104,715

Industrials 27.7%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,958
8.850% due 08/01/2030	745	702
Aearo Co.
8.250% due 04/15/2012	500	530
AES Ironwood LLC
8.857% due 11/30/2025	1,690	1,918
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,053
Alderwoods Group, Inc.
7.750% due 09/15/2012	800	822
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,025
6.500% due 11/15/2010	250	244
7.875% due 04/15/2013	1,000	1,002
Amerada Hess Corp.
6.650% due 08/15/2011	810	869
7.300% due 08/15/2031	425	481
American Media Operations, Inc.
10.250% due 05/01/2009	500	517
8.875% due 01/15/2011	250	259
AmeriGas Partners LP
10.000% due 04/15/2006	375	396
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,328
6.875% due 05/01/2012	1,625	1,777
7.700% due 05/01/2032	200	238
Argosy Gaming Co.
7.000% due 01/15/2014	500	543
Argo-Tech Corp.
9.250% due 06/01/2011	750	810
Armor Holdings, Inc.
8.250% due 08/15/2013	325	352
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,612
AT&T Broadband Corp.
8.375% due 03/15/2013	315	375
Aviall, Inc.
7.625% due 07/01/2011	675	705
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	971
Boise Cascade LLC
5.535% due 10/15/2012 (a)	500	512
7.125% due 10/15/2014	500	509
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,079
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,915
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	270	275
Cablevision Systems Corp.
8.000% due 04/15/2012	3,500	3,614
Caesars Entertainment, Inc.
7.875% due 12/15/2005	1,000	1,024
8.875% due 09/15/2008	335	368
7.875% due 03/15/2010	300	328
7.000% due 04/15/2013	500	539
CanWest Media, Inc.
10.625% due 05/15/2011	325	356
8.000% due 09/15/2012	1,803	1,907
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,759
Cenveo Corp.
9.625% due 03/15/2012	670	717
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,050
Charter Communications Holdings LLC
10.000% due 04/01/2009	600	489
8.000% due 04/30/2012	2,750	2,750
Charter Communications Operating LLC
8.375% due 04/30/2014	1,250	1,262
Chesapeake Energy Corp.
8.125% due 04/01/2011	173	184
7.500% due 06/15/2014	1,000	1,063
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	373
5.750% due 01/15/2013	400	394
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	105
6.875% due 06/15/2009	1,095	1,176
7.125% due 06/15/2013	2,130	2,373
Comcast Corp.
6.500% due 01/15/2015	100	107
7.050% due 03/15/2033	200	224
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	376

66  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Communications & Power Industries, Inc.
8.000% due 02/01/2012	$500	$510
Constellation Brands, Inc.
8.625% due 08/01/2006	700	735
Cox Communications, Inc.
7.125% due 10/01/2012	725	792
Crown European Holdings S.A.
9.500% due 03/01/2011	715	788
10.875% due 03/01/2013	1,700	1,981
CSC Holdings, Inc.
8.125% due 08/15/2009	335	355
7.625% due 04/01/2011	2,300	2,404
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	4,000	4,013
3.150% due 11/17/2006 (a)	2,000	2,001
3.200% due 03/07/2007 (a)	5,500	5,512
3.450% due 09/10/2007 (a)	1,514	1,517
7.300% due 01/15/2012	490	535
6.500% due 11/15/2013	2,300	2,396
8.500% due 01/18/2031	340	411
DaVita, Inc.
6.625% due 03/15/2013	500	498
7.250% due 03/15/2015	1,000	985
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,038
8.125% due 04/15/2011	2,000	2,233
Delphi Corp.
6.500% due 08/15/2013	4,040	3,325
Dex Media West LLC
8.500% due 08/15/2010	750	804
9.875% due 08/15/2013	3,130	3,506
Dimon, Inc.
9.625% due 10/15/2011	200	227
7.750% due 06/01/2013	975	1,097
DirecTV Holdings LLC
8.375% due 03/15/2013	2,000	2,175
Dobson Communications Corp.
8.875% due 10/01/2013	700	553
Dow Chemical Co.
5.750% due 12/15/2008	105	109
6.000% due 10/01/2012	250	267
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,651
Duke Energy Corp.
5.625% due 11/30/2012	225	232
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	249
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,115
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,523
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,883
EchoStar DBS Corp.
5.810% due 10/01/2008 (a)	2,000	2,058
El Paso CGP Co.
7.625% due 09/01/2008	175	176
6.375% due 02/01/2009	1,500	1,448
El Paso Corp.
7.875% due 06/15/2012	620	620
El Paso Production Holding Co.
7.750% due 06/01/2013	5,165	5,255
Enterprise Products Operating LP
4.000% due 10/15/2007	700	686
4.625% due 10/15/2009	1,100	1,075
Equistar Chemicals LP
10.125% due 09/01/2008	1,000	1,110
10.625% due 05/01/2011	2,000	2,255
Evergreen Resources, Inc.
5.875% due 03/15/2012	1,000	1,018
Exide Technologies
10.500% due 03/15/2013	1,500	1,440
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	549
Ferrellgas Partners LP
8.750% due 06/15/2012	1,070	1,118
Fisher Communications, Inc.
8.625% due 09/15/2014	500	538
Fisher Scientific International, Inc.
8.000% due 09/01/2013	350	382
6.750% due 08/15/2014	2,500	2,550
Ford Motor Co.
7.450% due 07/16/2031	4,000	3,628
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	900	928
7.125% due 07/15/2014	550	578
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,260	1,370
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,452
General Motors Corp.
7.200% due 01/15/2011	5,810	5,251
8.375% due 07/15/2033	6,300	5,404
Georgia-Pacific Corp.
7.500% due 05/15/2006	3,000	3,075
8.125% due 05/15/2011	800	886
8.000% due 01/15/2024	1,970	2,206
Greif, Inc.
8.875% due 08/01/2012	495	537
Hanover Compressor Co.
8.625% due 12/15/2010	500	525
9.000% due 06/01/2014	2,000	2,150
Hanover Equipment Trust
8.500% due 09/01/2008	1,000	1,048
HCA, Inc.
6.910% due 06/15/2005	2,000	2,022
5.500% due 12/01/2009	4,700	4,671
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,500	1,448
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,605
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,010
IMC Global, Inc.
10.875% due 06/01/2008	299	344
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,777
Insight Midwest LP
9.750% due 10/01/2009	500	524
10.500% due 11/01/2010	1,250	1,344
International Paper Co.
6.750% due 09/01/2011	220	242
Invensys PLC
9.875% due 03/15/2011	500	511
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,495
ISP Holdings, Inc.
10.625% due 12/15/2009	165	177
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	513
Kappa Beheer BV
10.625% due 07/15/2009	225	238
Kerr-McGee Corp.
7.875% due 09/15/2031	145	164
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,481
Kroger Co.
5.500% due 02/01/2013	1,240	1,259
Legrand Holding S.A.
10.500% due 02/15/2013	155	176
MagnaChip Semiconductor S.A.
6.260% due 12/15/2011 (a)	1,000	1,030
Mandalay Resort Group
9.375% due 02/15/2010	1,235	1,374
7.625% due 07/15/2013	200	211
MCI, Inc.
7.688% due 05/01/2009	3,000	3,128
8.735% due 05/01/2014	2,750	3,032
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,892
Medical Device Manufacturing, Inc.
10.000% due 07/15/2012	1,500	1,613
MGM Mirage, Inc.
9.750% due 06/01/2007	230	248
6.000% due 10/01/2009	2,000	1,983
8.375% due 02/01/2011	1,150	1,248
Millennium America, Inc.
9.250% due 06/15/2008	299	322
Nalco Co.
7.750% due 11/15/2011	1,025	1,071
8.875% due 11/15/2013	400	430
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,144
Norfolk Southern Corp.
7.800% due 05/15/2027	170	213
Novelis, Inc.
7.250% due 02/15/2015	2,500	2,463
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	804
8.750% due 11/15/2012	750	823
8.250% due 05/15/2013	400	425
6.750% due 12/01/2014	2,000	1,970
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	81	90
Peabody Energy Corp.
6.875% due 03/15/2013	500	518
Pemex Project Funding Master Trust
9.375% due 12/02/2008	203	230
4.460% due 10/15/2009 (a)	3,500	3,690
4.310% due 06/15/2010 (a)	9,000	9,203
4.310% due 06/15/2010 (a)	700	721
8.000% due 11/15/2011	2,100	2,329
7.375% due 12/15/2014	1,251	1,342
9.250% due 03/30/2018	4,068	4,902
8.625% due 02/01/2022	517	589
Petrobras International Finance Co.
7.750% due 09/15/2014	500	496
Petronas Capital Ltd.
7.000% due 05/22/2012	250	275
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,050
Primedia, Inc.
8.000% due 05/15/2013	1,005	1,030
Quebecor Media, Inc.
11.125% due 07/15/2011	1,560	1,732
Qwest Corp.
7.500% due 02/15/2011	8,275	8,130
9.125% due 03/15/2012	1,390	1,519
7.750% due 02/15/2014	775	761
Rayovac Corp.
7.375% due 02/01/2015	1,500	1,444
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,005
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,828
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	375	414
Ryerson Tull, Inc.
8.250% due 12/15/2011	1,000	955
Safeway, Inc.
7.250% due 02/01/2031	670	731
Seneca Gaming Corp.
7.250% due 05/01/2012	500	500

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  67

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
SESI LLC
8.875% due 05/15/2011	$875	$938
Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012	2,000	2,050
Six Flags, Inc.
9.750% due 04/15/2013	2,200	2,063
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	504
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	376
8.375% due 07/01/2012	300	311
Sonat, Inc.
7.625% due 07/15/2011	500	496
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	998
6.500% due 02/01/2014	700	698
Superior Essex Communications
9.000% due 04/15/2012	1,000	1,020
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	278
7.375% due 02/01/2013	500	474
9.875% due 07/01/2014	750	784
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,568
8.625% due 11/15/2014	500	489
Toys “R” Us, Inc.
7.625% due 08/01/2011	2,250	2,126
TransMontaigne, Inc.
9.125% due 06/01/2010	750	799
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	508
7.000% due 11/15/2013	500	494
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,746
True Temper Sports, Inc.
8.375% due 09/15/2011	1,000	935
TRW Automotive, Inc.
9.375% due 02/15/2013	2,201	2,377
Tyco International Group S.A.
6.375% due 02/15/2006	3,000	3,054
6.750% due 02/15/2011	500	542
6.375% due 10/15/2011	445	476
United Airlines, Inc.
7.783% due 01/01/2014	254	232
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,300	1,385
8.250% due 05/01/2012	100	109
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,526
Walt Disney Co.
6.375% due 03/01/2012	640	689
Warner Chilcott Corp.
8.750% due 02/01/2015	2,000	2,020
Waste Management, Inc.
7.375% due 08/01/2010	900	1,004
7.650% due 03/15/2011	270	305
Westlake Chemical Corp.
8.750% due 07/15/2011	968	1,064
Williams Cos., Inc.
8.125% due 03/15/2012	945	1,040
7.750% due 06/15/2031	115	125
8.750% due 03/15/2032	350	417
Wyeth
6.450% due 02/01/2024	300	325
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,500	1,433
Young Broadcasting, Inc.
8.500% due 12/15/2008	200	211
10.000% due 03/01/2011	1,150	1,182

		286,131

Utilities 8.7%

AES Corp.
8.875% due 02/15/2011	700	761
8.750% due 05/15/2013	1,750	1,916
American Cellular Corp.
10.000% due 08/01/2011	725	671
AT&T Corp.
6.000% due 03/15/2009	260	271
9.050% due 11/15/2011	2,000	2,283
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,544
British Telecom PLC
8.375% due 12/15/2010	2,240	2,605
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,703
Cincinnati Bell, Inc.
8.375% due 01/15/2014	3,200	3,168
8.375% due 01/15/2014	1,000	990
7.000% due 02/15/2015	1,000	955
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,898
7.750% due 08/01/2010	175	183
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	729
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,462
Dominion Resources, Inc.
5.700% due 09/17/2012	260	270
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	211
France Telecom S.A.
7.450% due 03/01/2006	650	670
GPU, Inc.
7.700% due 12/01/2005	3,200	3,270
Homer City Funding LLC
8.734% due 10/01/2026	1,498	1,742
Intelsat Bermuda Ltd.
8.250% due 01/15/2013	1,000	1,015
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,409
8.625% due 11/14/2011	125	144
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	312
Midwest Generation LLC
8.560% due 01/02/2016	425	478
8.750% due 05/01/2034	3,200	3,584
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	996
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	950
Nevada Power Co.
5.875% due 01/15/2015	450	441
Nextel Communications, Inc.
6.875% due 10/31/2013	2,000	2,095
5.950% due 03/15/2014	1,000	1,000
7.375% due 08/01/2015	2,125	2,255
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	171
Nisource Finance Corp.
3.430% due 11/23/2009 (a)	7,000	7,048
NRG Energy, Inc.
8.000% due 12/15/2013	3,028	3,217
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,543
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	1,837	1,842
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	4,079
7.000% due 10/30/2031	170	187
PSEG Energy Holdings LLC
10.000% due 10/01/2009	725	817
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,892
7.750% due 04/15/2011	1,000	1,140
6.950% due 06/01/2012	270	299
5.500% due 12/01/2015	900	907
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,439
7.250% due 02/15/2011	700	656
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,662	1,624
Reliant Energy, Inc.
9.500% due 07/15/2013	2,450	2,677
6.750% due 12/15/2014	750	703
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	500	430
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,061
8.250% due 03/15/2012	1,800	1,845
SBC Communications, Inc.
4.206% due 06/05/2021	3,160	3,166
South Point Energy
8.400% due 05/30/2012	2,194	2,046
Southern California Edison Co.
2.930% due 01/13/2006 (a)	75	75
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,391
Time Warner Telecom, Inc.
9.750% due 07/15/2008	200	196
10.125% due 02/01/2011	325	315
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,896
Verizon New England, Inc.
6.500% due 09/15/2011	625	670
Verizon New York, Inc.
6.875% due 04/01/2012	25	27
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	240

		89,580

Total Corporate Bonds & Notes (Cost $482,503)		480,426

U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
5.500% due 12/01/2032-12/31/2049 (d)	34,503	34,626
Freddie Mac
5.000% due 06/15/2013	1,066	1,075

Total U.S. Government Agencies (Cost $35,847)		35,701

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	14,443	15,166
3.625% due 01/15/2008	12,393	13,333

Total U.S. Treasury Obligations (Cost $28,431)		28,499

ASSET-BACKED SECURITIES 0.4%

SLM Student Loan Trust
2.710% due 04/25/2010 (a)	4,500	4,498

Total Asset-Backed Securities (Cost $4,500)		4,498

SOVEREIGN ISSUES 29.0%

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,246
Republic of Brazil
3.063% due 04/15/2006 (a)	218	218
3.063% due 04/15/2006 (a)	202	202
10.000% due 01/16/2007	1,000	1,080
11.250% due 07/26/2007	250	280
11.500% due 03/12/2008	1,825	2,065
3.125% due 04/15/2009 (a)	5,671	5,551

68  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
3.125% due 04/15/2009 (a)		$1,588	$1,555
8.840% due 06/29/2009 (a)		9,100	10,158
14.500% due 10/15/2009		900	1,135
12.000% due 04/15/2010		2,200	2,585
10.000% due 08/07/2011		7,850	8,517
11.000% due 01/11/2012		14,825	16,826
3.125% due 04/15/2012 (a)		7,181	6,784
10.250% due 06/17/2013		1,100	1,202
8.000% due 04/15/2014		20,221	20,146
10.500% due 07/14/2014		3,400	3,748
8.875% due 04/15/2024		907	865
10.125% due 05/15/2027		150	158
12.250% due 03/06/2030		2,335	2,837
8.250% due 01/20/2034		7,270	6,474
11.000% due 08/17/2040		25,267	28,154
Republic of Bulgaria
3.750% due 07/28/2012 (a)		187	189
Republic of Chile
7.125% due 01/11/2012		857	959
5.500% due 01/15/2013		635	651
Republic of Colombia
9.750% due 04/23/2009		45	49
9.750% due 04/09/2011 (a)		143	158
10.000% due 01/23/2012		91	99
10.750% due 01/15/2013		20	22
10.375% due 01/28/2033		515	548
Republic of Croatia
3.813% due 07/31/2010 (a)		153	152
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,253
8.000% due 08/15/2030 (a)		17,195	15,416
Republic of Guatemala
9.250% due 08/01/2013		1,845	2,096
Republic of Malaysia
8.750% due 06/01/2009		255	292
7.500% due 07/15/2011		899	1,019
Republic of Panama
8.250% due 04/22/2008		2,042	2,185
9.625% due 02/08/2011		442	502
9.375% due 07/23/2012		1,843	2,092
9.375% due 04/01/2029		75	86
Republic of Peru
9.125% due 01/15/2008		321	351
9.125% due 02/21/2012		1,586	1,792
9.875% due 02/06/2015		47	54
5.000% due 03/07/2017 (a)		3,316	3,103
8.750% due 11/21/2033		1,000	1,045
Republic of Poland
4.000% due 10/27/2024 (a)		55	49
Republic of South Africa
9.125% due 05/19/2009		750	856
7.375% due 04/25/2012		2,730	3,010
6.500% due 06/02/2014		7,500	7,883
Republic of Ukraine
11.000% due 03/15/2007 (a)		373	402
6.365% due 08/05/2009 (a)		1,700	1,819
6.875% due 03/04/2011		500	515
7.650% due 06/11/2013		225	242
Republic of Venezuela
9.375% due 01/13/2034		1,100	1,092
Russian Federation
8.750% due 07/24/2005		7,750	7,879
8.250% due 03/31/2010 (a)		3,380	3,649
11.000% due 07/24/2018		500	694
12.750% due 06/24/2028		500	820
5.000% due 03/31/2030 (a)		71,606	73,432
United Mexican States
10.375% due 02/17/2009		1,555	1,842
9.875% due 02/01/2010		215	256
8.375% due 01/14/2011		5,413	6,174
7.500% due 01/14/2012		2,995	3,314
6.375% due 01/16/2013		3,689	3,837
5.875% due 01/15/2014		8,350	8,308
11.375% due 09/15/2016		30	43
8.125% due 12/30/2019		1,795	2,062
8.000% due 09/24/2022		45	51
8.300% due 08/15/2031		4,868	5,586
7.500% due 04/08/2033		530	563
6.750% due 09/27/2034		6,000	5,871

Total Sovereign Issues (Cost $290,458)			299,148

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 10.1%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,733
Aspropulsion Capital BV
9.625% due 10/01/2013		325	472
Banque Centrale De Tunisie
6.250% due 02/20/2013		2,820	4,198
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	7,123
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,394
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,833
El Paso Corp.
7.125% due 05/06/2009		600	797
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,813
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,467
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,182
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,812
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,324
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,129
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,891
Kronos International, Inc.
8.875% due 06/30/2009		3,000	4,161
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,942
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,572
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,417
Republic of Ukraine
10.000% due 03/15/2007		7,523	10,630
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,579
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014		500	487
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,212
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	895
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014	EC	5,300	7,069
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	7,080
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,365
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,187
Veolia Environnement
4.875% due 05/28/2013	EC	3,460	$4,757

Total Foreign Currency-Denominated Issues (Cost $97,346)			104,521

	Shares

PREFERRED SECURITY 0.1%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,403

Total Preferred Security (Cost $1,437)			1,403

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		43,000	2,389

Total Preferred Stock (Cost $2,150)			2,389

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.9%

Commercial Paper 4.6%

Fannie Mae
2.694% due 06/01/2005		$3,800	3,781
2.711% due 06/01/2005		4,000	3,980
2.604% due 06/08/2005		3,000	2,983
Ford Motor Credit Co.
2.520% due 04/07/2005		1,000	999
3.400% due 08/26/2005		5,700	5,626
Freddie Mac
3.000% due 08/08/2005		4,300	4,252
General Electric Capital Corp.
2.660% due 04/28/2005		5,600	5,589
General Motors Acceptance Corp.
2.436% due 04/05/2005		1,000	1,000
Skandinaviska Enskilda Banken AB (SEB)
2.880% due 06/09/2005		4,000	3,977
UBS Finance, Inc.
2.830% due 04/01/2005		12,700	12,700
2.770% due 06/14/2005		1,400	1,391
2.785% due 06/15/2005		1,000	994

			47,272

Repurchase Agreement 0.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $1,028. Repurchase proceeds are $1,004.)		1,004	1,004

U.S. Treasury Bills 0.2%

2.620% due 05/05/2005- 06/16/2005 (d)(f)		2,635	2,625

Total Short-Term Instruments (Cost $50,903)			50,901

Total Investments (e) 97.5% (Cost $993,934)			$1,007,847

Written Options (h) (0.1%) (Premiums $494)			(548)

Other Assets and Liabilities (Net) 2.6%			26,289

Net Assets 100.0%			$1,033,588

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  69

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $4,037 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $2,625 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	06/2005	374	$414

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		9,600	(4)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	163
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		$56,300	1,026

							$1,182

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$53
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	450	1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(472)
Credit Suisse First Boston	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.090%	06/20/2005	4,000	(1)
Goldman Sachs & Co.	General Electric Capital Corp. 5.450% due 01/15/2013	Sell	0.100%	06/20/2005	4,000	0
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	30
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	77
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	32
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	12
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	13
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	38
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	7
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	21
Lehman Brothers, Inc.	Verizon Global Funding Corp. 7.250% due 12/01/2010	Sell	0.200%	06/20/2005	4,000	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	0
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	153
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	60
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,340	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	14
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	8
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	30
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	2

						$84

70  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	481	$111	$15
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	450	132	7
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	481	133	195
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	450	118	331

				$494	$548

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	04/2005	$176	$0	$176
Buy	BR	832	04/2005	12	0	12
Buy		1,372	05/2005	0	(9)	(9)
Buy		691	06/2005	5	0	5
Sell	C$	4,500	04/2005	15	0	15
Buy	CP	255,840	05/2005	0	(10)	(10)
Buy		139,385	06/2005	2	0	2
Buy		48,017	08/2005	0	(1)	(1)
Buy	CY	2,189	09/2005	0	(3)	(3)
Buy	EC	3,216	04/2005	16	0	16
Sell		76,325	04/2005	3,194	0	3,194
Buy	H$	2,181	04/2005	0	(1)	(1)
Buy	JY	1,172,641	04/2005	0	(226)	(226)
Buy	KW	303,021	04/2005	5	0	5
Buy		5,851,594	05/2005	78	0	78
Buy		271,400	06/2005	0	(4)	(4)
Buy	MP	5,322	05/2005	2	(1)	1
Buy		14,461	06/2005	8	0	8
Buy	PN	1,586	05/2005	1	0	1
Buy		800	06/2005	0	0	0
Buy	PZ	1,572	05/2005	0	(11)	(11)
Buy		935	06/2005	0	(5)	(5)
Buy	RP	8,557	05/2005	0	(1)	(1)
Buy		15,634	06/2005	0	(3)	(3)
Buy	RR	19,027	04/2005	6	0	6
Buy		13,238	05/2005	1	0	1
Buy		7,010	06/2005	0	(3)	(3)
Buy	S$	473	04/2005	0	(3)	(3)
Buy		780	05/2005	0	(4)	(4)
Buy		393	06/2005	0	(4)	(4)
Buy	SR	1,166	05/2005	0	(2)	(2)
Buy	SV	25,011	05/2005	0	(20)	(20)
Buy		7,689	06/2005	0	(5)	(5)
Buy	T$	15,341	05/2005	0	0	0
Buy		7,639	06/2005	0	(10)	(10)

				$3,521	$(326)	$3,195

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  71

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
BRAZIL 30.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		$12,273	$12,271
10.000% due 01/16/2007		1,000	1,080
11.500% due 03/12/2008		14,100	15,954
3.125% due 04/15/2009 (a)		35,868	35,110
8.840% due 06/29/2009 (a)		30,650	34,213
14.500% due 10/15/2009		2,600	3,279
12.000% due 04/15/2010		4,865	5,716
9.250% due 10/22/2010		2,880	3,038
10.000% due 08/07/2011		8,180	8,875
11.000% due 01/11/2012		38,239	43,401
3.125% due 04/15/2012 (a)		60,239	56,906
10.250% due 06/17/2013		7,300	7,975
8.000% due 04/15/2014		49,541	49,357
10.500% due 07/14/2014		42,325	46,663
12.750% due 01/15/2020		3,750	4,650
3.063% due 04/15/2024 (a)		1,130	1,023
6.000% due 04/15/2024 (a)		11,697	10,553
8.875% due 04/15/2024		20,210	19,266
8.750% due 02/04/2025		4,000	3,760
10.125% due 05/15/2027		29,550	31,175
12.250% due 03/06/2030		17,365	21,098
8.250% due 01/20/2034		43,930	39,120
11.000% due 08/17/2040		162,711	181,301

Total Brazil (Cost $618,032)			635,784

BULGARIA 0.0%

Republic of Bulgaria
3.750% due 07/28/2012 (a)		13	13

Total Bulgaria (Cost $13)			13

CAYMAN ISLANDS 0.1%

Petrobras International Finance Co.
7.750% due 09/15/2014		650	645
Vale Overseas Ltd.
8.250% due 01/17/2034		750	784

Total Cayman Islands (Cost $1,291)			1,429

CHILE 0.7%

Banco Santander Chile
3.310% due 12/09/2009 (a)		8,500	8,531
5.375% due 12/09/2014		3,000	2,979
Republic of Chile
3.110% due 01/28/2008 (a)		24	24
7.125% due 01/11/2012		1,740	1,948
5.500% due 01/15/2013		1,665	1,706

Total Chile (Cost $15,155)			15,188

CHINA 0.8%

Export-Import Bank of China
5.250% due 07/29/2014		17,750	17,842

Total China (Cost $17,572)			17,842

COLOMBIA 0.8%

Republic of Colombia
9.750% due 04/23/2009		910	998
10.500% due 07/09/2010		2,000	2,210
9.750% due 04/09/2011 (a)		2,447	2,704
10.000% due 01/23/2012		8,800	9,548
10.750% due 01/15/2013		1,680	1,886

Total Colombia (Cost $17,754)			17,346

CROATIA 0.0%

Republic of Croatia
3.813% due 07/31/2010 (a)		898	898

Total Croatia (Cost $895)			898

ECUADOR 4.7%

Republic of Ecuador
12.000% due 11/15/2012		250	251
8.000% due 08/15/2030 (a)		110,787	99,202

Total Ecuador (Cost $85,687)			99,453

EL SALVADOR 0.3%

Republic of El Salvador
8.500% due 07/25/2011		5,515	6,249

Total El Salvador (Cost $5,993)			6,249

GERMANY (e) 1.5%

Gazprom International S.A.
9.125% due 04/25/2007		1,000	1,075
9.625% due 03/01/2013		2,000	2,292
Republic of Germany
3.750% due 07/04/2013	EC	20,000	26,448

Total Germany (Cost $30,872)			29,815

GUATEMALA 0.7%

Republic of Guatemala
10.250% due 11/08/2011		$250	292
9.250% due 08/01/2013		13,531	15,364

Total Guatemala (Cost $15,530)			15,656

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014		2,950	2,982

Total Hong Kong (Cost $2,929)			2,982

INDIA 0.1%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		1,500	1,458

Total India (Cost $1,489)			1,458

LUXEMBOURG 0.7%

Gaz Capital S.A.
8.625% due 04/28/2034		1,900	2,123
Gazprom International S.A.
7.201% due 02/01/2020		5,000	5,113
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,487
Tengizchevroil Finance Co.
6.124% due 11/15/2014		4,400	4,378
VimpelCom
8.375% due 10/22/2011		450	448

Total Luxembourg (Cost $15,075)			15,549

MALAYSIA 1.7%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		1,690	1,990
Petronas Capital Ltd.
7.000% due 05/22/2012		23,760	26,164
7.875% due 05/22/2022		3,000	3,595
Republic of Malaysia
8.750% due 06/01/2009		3,200	3,661

Total Malaysia (Cost $35,491)			35,410

MEXICO 15.9%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		4,050	3,984
Pemex Finance Ltd.
9.030% due 02/15/2011		60	67
Pemex Project Funding Master Trust
8.500% due 02/15/2008		3,200	3,486
9.375% due 12/02/2008		500	567
4.460% due 10/15/2009 (a)		25,303	26,677
4.310% due 06/15/2010 (a)		11,056	11,305
9.125% due 10/13/2010		565	654
8.000% due 11/15/2011		7,000	7,763
7.375% due 12/15/2014		6,099	6,541
9.250% due 03/30/2018		4,597	5,539
8.625% due 02/01/2022		17,733	20,193
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,035
United Mexican States
8.625% due 03/12/2008		1,500	1,655
4.625% due 10/08/2008		60	59
3.330% due 01/13/2009 (a)		24	24
10.375% due 02/17/2009		2,690	3,186
8.375% due 01/14/2011		19,142	21,828
7.500% due 01/14/2012		5,750	6,362
6.375% due 01/16/2013		36,986	38,465
5.875% due 01/15/2014		8,000	7,960
6.625% due 03/03/2015		15,450	16,138
11.375% due 09/15/2016		1,060	1,516
8.125% due 12/30/2019		39,465	45,326
8.000% due 09/24/2022		26,180	29,780
11.500% due 05/15/2026		10,000	15,150
8.300% due 08/15/2031		19,400	22,262
7.500% due 04/08/2033		24,725	26,270
6.750% due 09/27/2034		10,400	10,176
United Mexican States Value Recovery Rights
0.000% due 06/30/2005 (a)		20,094	281
0.000% due 06/30/2006 (a)		20,094	522
0.000% due 06/30/2007 (a)		18,575	437

Total Mexico (Cost $330,765)			335,208

MOROCCO 0.2%

Kingdom of Morocco
2.031% due 01/05/2009 (a)		3,537	3,493

Total Morocco (Cost $3,419)			3,493

PANAMA 2.5%

Republic of Panama
8.250% due 04/22/2008		4,110	4,398
9.625% due 02/08/2011		18,439	20,929
9.375% due 07/23/2012		20,123	22,840
3.750% due 07/17/2014 (a)		46	45
7.250% due 03/15/2015		1,000	998
8.875% due 09/30/2027		250	270
9.375% due 04/01/2029		2,675	3,063

Total Panama (Cost $52,179)			52,543

72  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
PERU 3.3%

Republic of Peru
9.125% due 01/15/2008		$5,209	$5,704
9.125% due 02/21/2012		19,041	21,516
5.000% due 03/07/2017 (a)		41,942	39,073
8.750% due 11/21/2033		3,795	3,966

Total Peru (Cost $66,650)			70,259

RUSSIA 18.0%

Russian Federation
8.750% due 07/24/2005		25,648	26,074
10.000% due 06/26/2007		1,180	1,301
8.250% due 03/31/2010 (a)		37,280	40,247
8.250% due 03/31/2010		3,000	3,248
11.000% due 07/24/2018		2,700	3,746
12.750% due 06/24/2028		9,275	15,217
5.000% due 03/31/2030 (a)		283,880	291,148

Total Russia (Cost $377,625)			380,981

SOUTH AFRICA (e) 2.1%

Republic of South Africa
8.375% due 10/17/2006		1,000	1,055
9.125% due 05/19/2009		6,940	7,920
7.375% due 04/25/2012		5,250	5,788
5.250% due 05/16/2013	EC	12,160	16,408
6.500% due 06/02/2014		$11,650	12,245
8.500% due 06/23/2017		250	301

Total South Africa (Cost $40,782)			43,717

TUNISIA (e) 2.4%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	608
7.375% due 04/25/2012		$43,887	48,824
8.250% due 09/19/2027		1,680	1,966

Total Tunisia (Cost $51,126)			51,398

UKRAINE 4.0%

Republic of Ukraine
11.000% due 03/15/2007		10,888	11,710
6.365% due 08/05/2009 (a)		26,220	28,094
6.875% due 03/04/2011		33,900	34,913
7.650% due 06/11/2013		9,585	10,296

Total Ukraine (Cost $81,706)			85,013

UNITED STATES 0.1%

U.S. Treasury Bond
7.125% due 02/15/2023		1,000	1,267

Total United States (Cost $1,289)			1,267

VENEZUELA 1.9%

Republic of Venezuela
5.375% due 08/07/2010		4,000	3,566
3.692% due 04/20/2011 (a)		7,350	6,514
10.750% due 09/19/2013		5,000	5,575
8.500% due 10/08/2014		2,000	1,975
7.000% due 12/01/2018		5,000	4,272
0.000% due 04/15/2020 (a)		4	0
9.250% due 09/15/2027		18,540	18,457

Total Venezuela (Cost $42,140)			40,359

SHORT-TERM INSTRUMENTS 24.7%

Certificates of Deposit 3.2%

Bank of America, N.A.
2.610% due 04/20/2005		16,800	16,800
Wells Fargo Bank, N.A.
2.790% due 04/11/2005		52,100	52,100

			68,900

Commercial Paper 17.4%

Fannie Mae
2.422% due 04/13/2005		32,200	32,173
2.390% due 04/15/2005		18,300	18,283
2.508% due 04/20/2005		5,100	5,093
2.580% due 04/27/2005		45,400	45,315
2.485% due 05/25/2005		18,500	18,431
2.645% due 06/01/2005		5,900	5,870
2.694% due 06/01/2005		27,500	27,362
2.732% due 06/01/2005		1,900	1,890
2.640% due 06/02/2005		12,200	12,138
2.784% due 06/15/2005		30,000	29,813
2.875% due 06/27/2005		4,400	4,368
Rabobank USA Financial Corp.
2.820% due 04/01/2005		47,800	47,800
TotalFinalElf Capital S.A.
2.830% due 04/01/2005		57,800	57,800
UBS Finance, Inc.
2.830% due 04/01/2005		57,600	57,600
2.775% due 04/25/2005		5,400	5,390

			369,326

Repurchase Agreements 3.5%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.750% due 05/15/2014 valued at $67,592. Repurchase proceeds are $66,405.)		66,400	66,400
State Street Bank
2.400% due 04/01/2005		6,775	6,775

(Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $6,912. Repurchase proceeds are $6,775.)
			73,175

U.S. Treasury Bills 0.6%

2.736% due 05/05/2005- 06/16/2005 (b)(c)		12,270	12,193

Total Short-Term Instruments (Cost $523,624)			523,594

Total Investments 117.3% (Cost $2,435,083)			$2,482,904

Other Assets and Liabilities (Net) (17.3%)			(366,676)

Net Assets 100.0%			$2,116,228

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $567 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Long Futures	06/2005	213	$2

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  73

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2005

(d)	Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$332
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	640
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	686	2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	124
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	14
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	11
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	2,163
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,609
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	449
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,000	54
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	4,000	43
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	339
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	7,950	(12)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	16,540	16
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	626
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	417
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	19
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	2.850%	03/20/2008	5,000	10
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	171
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	10,720	57
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	1,214
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	46
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	60
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	2,060	6
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	7,630	21
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% until 05/15/2026	Sell	1.280%	02/20/2009	3,800	57
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	16,000	112
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,200	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,078
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	316
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,000	(11)

						$12,003

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR 44,400	$(30)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005	22,900	(11)

						$(41)

74  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	04/2005	$48	$0	$48
Buy		7,579	05/2005	0	(48)	(48)
Buy		48,805	08/2005	0	(415)	(415)
Buy	CP	1,464,800	05/2005	0	(51)	(51)
Buy		16,878	06/2005	0	0	0
Buy		265,041	08/2005	0	(3)	(3)
Buy	CY	24,681	09/2005	0	(33)	(33)
Sell	EC	34,849	04/2005	1,468	0	1,468
Buy	H$	9,953	04/2005	0	(6)	(6)
Buy	JY	1,391,423	04/2005	0	(268)	(268)
Buy	KW	1,468,665	04/2005	24	0	24
Buy		4,404,138	05/2005	54	0	54
Sell		2,421,664	05/2005	0	(49)	(49)
Buy	MP	30,980	05/2005	12	(6)	6
Buy		7,783	06/2005	4	0	4
Buy	PN	9,065	05/2005	4	0	4
Buy		316	06/2005	0	0	0
Buy	PZ	8,880	05/2005	0	(62)	(62)
Buy		863	06/2005	0	(5)	(5)
Buy	RP	31,277	05/2005	0	(5)	(5)
Buy		131,042	06/2005	0	(26)	(26)
Buy	RR	36,441	04/2005	12	0	12
Buy		70,553	05/2005	4	0	4
Buy		12,833	06/2005	0	(6)	(6)
Buy	S$	2,111	04/2005	0	(16)	(16)
Buy		4,215	05/2005	0	(20)	(20)
Buy	SR	6,553	05/2005	0	(9)	(9)
Buy	SV	85,249	05/2005	0	(65)	(65)
Buy		6,525	06/2005	0	(4)	(4)
Buy	T$	88,133	05/2005	1	(2)	(1)
Buy		2,545	06/2005	0	(3)	(3)

				$1,631	$(1,102)	$529

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  75

Schedule of Investments

European Convertible Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES (e) 5.8%

Banking & Finance 2.2%

Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	EC	1,000	$1,439
General Motors Acceptance Corp.
7.250% due 07/03/2013		1,000	1,162

			2,601

Industrials 3.7%

Cognis Holding GmbH & Co.
11.199% due 01/15/2015 (a)(d)		1,500	1,824
Koninklijke Hoogovens NV
5.625% due 06/24/2008	DG	2,000	1,229
Parmalat Finance Corp.
6.125% due 09/29/2010 (b)	EC	500	156
Schefenacker AG
9.500% due 02/11/2014		1,000	953

			4,162

Total Corporate Bonds & Notes (Cost $7,220)			6,763

	Shares

COMMON STOCKS 0.9%

Communications 0.2%

Telefonos de Mexico S.A. de
CV SP - ADR		7,607	262

Consumer Staples 0.7%

SABMiller PLC		47,256	740

Total Common Stocks (Cost $650)			1,002

CONVERTIBLE PREFERRED STOCK 3.3%

Fannie Mae
5.375% due 12/31/2049		23	2,156
General Motors Corp.
5.250% due 03/06/2032		10,000	187
HSBC Finance Corp.
8.875% due 02/15/2006		18,000	785
News Corp. Finance Trust II
0.750% due 03/15/2023		660	655

Total Convertible Preferred Stock (Cost $3,834)			3,783

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES (e) 86.5%

Banking & Finance 46.1%

Adidas-Salomon International Finance
2.500% due 10/08/2018	EC	1,000	1,691
BCP Finance Bank Ltd.
4.750% due 06/20/2011		3,000	4,002
Caixa Finance BV
0.250% due 07/03/2006		2,150	3,066
Citibank, N.A.
2.875% due 12/08/2007		$2,000	2,068
Duesseldorfer Stadtwerke Gesellschaft fuer
Beteiligungen GmbH
1.750% due 07/05/2009	EC	2,000	2,745
Holcim Capital Corp.
0.000% due 06/10/2017		$3,300	2,253
KFW International Finance, Inc.
0.750% due 08/08/2008	EC	7,000	9,190
0.875% due 01/08/2007		5,000	6,660
Parmalat Finanziaria SpA
0.875% due 06/30/2021 (b)		600	280
Portugal Telecom International Finance BV
2.000% due 12/06/2006		500	648
RepCon Lux S.A.
4.500% due 01/26/2011		$3,000	3,711
Republic of Switzerland
0.250% due 12/19/2007	SF	8,500	7,137
Scottish Power Finance Ltd.
4.000% due 07/29/2049 (a)		$3,000	3,246
Suedzucker International Finance BV
3.000% due 12/08/2008	EC	2,250	3,005
Unicredito Italiano Bank (Ireland) PLC
2.500% due 12/19/2008		2,000	2,681
Wells Fargo & Co.
2.492% due 05/01/2033 (a)		$400	398

			52,781

Industrials 35.3%

Anglo American PLC
3.375% due 04/17/2007		2,500	2,813
Arcelor
3.000% due 06/27/2017	EC	1,348	2,005
BAA PLC
2.940% due 04/04/2008	BP	2,350	4,299
BAE Systems PLC
3.750% due 07/21/2006		1,000	2,005
Bristol-Myers Squibb Co.
2.510% due 09/15/2023 (a)		$500	500
Compagnie de St. Gobain (CIE DE)
2.625% due 01/01/2007	EC	1,722	2,346
Deutsche Post AG
2.650% due 07/02/2007		2,500	3,455
ExpressJet Holdings, Inc.
4.250% due 08/01/2023		$300	277
Fujitsu Ltd.
0.000% due 05/27/2009	JY	100,000	915
Groupe Danone
1.200% due 01/01/2007	EC	1,970	2,556
Holcim Overseas Finance Ltd.
1.000% due 06/10/2012	SF	1,000	914
Korea Tobacco & Ginseng Corp.
2.000% due 10/31/2006		$100	201
Lafarge S.A.
1.500% due 01/01/2006	EC	2,540	3,583
Lagardere S.C.A.
2.500% due 07/01/2005		500	648
Nestle Holdings, Inc. Warrants Exp. 05/09/2005 (c)
3.000% due 05/09/2005		$750	876
Pinault-Printemps-Redoute S.A.
2.500% due 01/01/2008	EC	432	621
Rank Group PLC
3.875% due 01/20/2009	BP	1,500	2,766
Roche Holdings, Inc.
0.000% due 07/25/2021		$7,100	4,440
STMicroelectronics NV
0.000% due 07/05/2013		1,500	1,413
Vinci S.A.
2.000% due 01/01/2018	EC	1,440	2,425
Vivendi Universal S.A.
1.000% due 03/01/2006		774	1,442

			40,500

Utilities 5.1%

Deutsche Telekom International Finance BV
6.500% due 06/01/2006		300	444
France Telecom S.A.
1.600% due 01/01/2009		1,936	2,581
Scottish & Southern Energy PLC
3.750% due 10/29/2009	BP	1,000	2,013
Sogerim S.A.
1.000% due 03/15/2006	EC	500	751

			5,789

Total Convertible Bonds & Notes (Cost $95,417)			99,070

SHORT-TERM INSTRUMENTS 1.2%

Commercial Paper 1.0%

CDC Commercial Paper, Inc.
2.940% due 07/08/2005		$1,100	1,091

Repurchase Agreement 0.2%
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.520% due 07/22/2005 valued at $274. Repurchase proceeds are $266.)		266	266

Total Short-Term Instruments (Cost $1,357)			1,357

Total Investments 97.7% (Cost $108,478)			$111,975

Other Assets and Liabilities (Net) 2.3%			2,623

Net Assets 100.0%			$114,598

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	The Warrants entitle the Fund to purchase 43.140 shares of Nestle Holdings, Inc. for every warrant held at $ 231.803 until 05/09/2005.
(d)	Payment in-kind bond security.

76  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	2,163	04/2005	$54	$0	$54
Buy	EC	23,376	04/2005	3	(941)	(938)
Sell		8,220	04/2005	213	0	213
Buy	JY	17,715	04/2005	0	(3)	(3)
Buy	SF	500	06/2005	0	(11)	(11)
Sell		6,073	06/2005	129	0	129

				$399	$(955)	$(556)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  77

Schedule of Investments

Floating Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 12.7%

Advertising Directory Solutions, Inc.
4.850% due 11/09/2011 (a)	$991	$995
AES Corp.
5.250% due 04/30/2008 (a)	1,000	1,023
5.570% due 04/30/2008 (a)	1,000	1,023
Alderwoods Group, Inc.
4.850% due 08/07/2008 (a)	24	25
3.940% due 09/17/2008 (a)	72	74
4.540% due 09/17/2008 (a)	137	139
5.296% due 09/17/2008 (a)	68	69
Allegheny Energy, Inc.
4.810% due 03/08/2011 (a)	1,673	1,698
5.150% due 03/08/2011 (a)	24	24
5.880% due 03/08/2011 (a)	587	596
Allied Waste North America
4.850% due 01/15/2012 (a)	730	738
5.000% due 01/15/2012 (a)	405	410
5.370% due 01/15/2012 (a)	324	328
5.090% due 02/24/2012 (a)	730	737
5.750% due 02/24/2012 (a)	811	819
American Tower LP
5.750% due 02/28/2011 (a)	2,000	2,027
Appleton Papers, Inc.
4.790% due 06/09/2010 (a)	149	151
5.550% due 06/11/2010 (a)	149	151
Ardent Health Services, Inc.
5.250% due 08/15/2011 (a)	2,985	2,992
Berry Plastics Corp.
4.680% due 07/22/2010 (a)	1	1
4.770% due 07/22/2010 (a)	497	507
Boise Cascade Corp.
5.125% due 10/29/2011 (a)	1,919	1,957
Brenntag AG
5.880% due 02/27/2012 (a)	1,000	1,017
Celanese Americas Corp.
2.590% due 07/27/2009 (a)	2,000	2,041
5.625% due 04/11/2011 (a)	674	689
5.625% due 07/27/2011 (a)	326	333
Centennial Communications
4.880% due 01/20/2011 (a)	42	43
5.140% due 01/20/2011 (a)	32	33
5.342% due 01/20/2011 (a)	420	428
5.630% due 01/20/2011 (a)	126	128
5.630% due 02/09/2011 (a)	378	385
Charter Communications Holdings LLC
5.890% due 04/26/2011 (a)	3	3
5.980% due 04/26/2011 (a)	993	999
Community Health Systems, Inc.
4.640% due 08/19/2011 (a)	1,983	2,013
Cooper Standard Automotive, Inc.
4.750% due 12/23/2011 (a)	2,538	2,552
Dex Media West LLC
4.480% due 09/09/2010 (a)	554	563
4.520% due 09/09/2010 (a)	155	158
4.600% due 09/09/2010 (a)	486	495
4.620% due 09/09/2010 (a)	639	650
4.660% due 09/09/2010 (a)	418	426
4.750% due 09/09/2010 (a)	869	884
4.850% due 09/09/2010 (a)	547	557
5.050% due 09/09/2010 (a)	327	333
DirecTV Holdings LLC
4.560% due 03/06/2010 (a)	1,485	1,490
Dresser-Rand Group, Inc.
5.125% due 10/29/2009 (a)	22	22
5.438% due 10/29/2009 (a)	1,552	1,581
5.125% due 10/29/2011 (a)	169	173
El Paso Corp.
4.957% due 11/22/2009 (a)	3,875	3,928
5.625% due 11/22/2009 (a)	620	629
Federal-Mogul Corp.
1.000% due 12/08/2011 (a)	4,000	4,018
General Growth Properties
5.110% due 11/12/2007 (a)	1,000	2,525
4.940% due 11/12/2008 (a)	3,500	2,036
GoodYear Tire
6.790% due 09/30/2007 (a)	1,500	1,513
Graham Packaging Co., Inc.
7.313% due 03/15/2012 (a)	1,500	1,549
Headwaters, Inc.
5.920% due 04/30/2011 (a)	1,237	1,256
Healthsouth Corp.
5.350% due 03/31/2010 (a)	1,500	1,515
Hercules, Inc.
3.966% due 10/08/2010 (a)	564	572
4.310% due 10/08/2010 (a)	32	32
Insight Midwest LP
5.438% due 12/31/2009 (a)	1,499	1,529
Jarden Corp.
4.650% due 01/21/2012 (a)	4,500	4,565
Jean Coutu Group, Inc.
5.000% due 07/30/2011 (a)	1,990	2,032
Jefferson Smurfit Corp.
2.290% due 11/01/2010 (a)	87	89
4.750% due 11/01/2010 (a)	215	219
4.938% due 11/01/2010 (a)	358	365
5.188% due 11/01/2011 (a)	340	347
K&F Industries, Inc.
5.200% due 11/18/2012 (a)	374	381
5.750% due 11/18/2012 (a)	1,034	1,053
7.250% due 11/18/2012 (a)	19	19
Kinetic Concepts, Inc.
4.310% due 07/14/2010 (a)	1,589	1,611
Loews Cineplex Entertainment Corp.
4.970% due 07/08/2011 (a)	17	17
5.000% due 07/08/2011 (a)	679	691
4.814% due 07/22/2011 (a)	782	797
Mediacom Communications Corp.
5.060% due 09/30/2010 (a)	160	164
5.250% due 09/30/2010 (a)	411	419
5.290% due 09/30/2010 (a)	160	164
5.340% due 09/30/2010 (a)	1,751	1,784
5.590% due 09/30/2010 (a)	13	13
Nalco Co.
4.850% due 11/01/2010 (a)	472	482
4.920% due 11/01/2010 (a)	416	425
5.050% due 11/01/2010 (a)	612	625
New Skies Satellites
5.188% due 05/02/2010 (a)	978	992
5.375% due 05/02/2010 (a)	232	235
1.010% due 05/04/2011 (a)	1,000	1,014
Novelis, Inc.
4.500% due 12/30/2011 (a)	2,964	3,016
NRG Energy, Inc.
2.992% due 12/24/2011 (a)	1,969	2,002
5.255% due 12/24/2011 (a)	2,531	2,574
Pacificare Health
4.250% due 12/17/2008 (a)	635	643
4.938% due 12/17/2008 (a)	562	569
PanAmSat Corp.
5.300% due 08/20/2009 (a)	473	477
5.350% due 08/20/2009 (a)	382	385
5.310% due 08/20/2011 (a)	1,500	1,526
Polypore, Inc.
4.920% due 11/12/2011 (a)	469	475
Primedia, Inc.
7.375% due 12/31/2009 (a)	1,188	1,208
Qwest Corp.
6.950% due 06/30/2010 (a)	2,000	2,035
Refco Finance Holdings LLC
4.850% due 08/05/2011 (a)	3,020	3,059
Reliant Resources, Inc.
5.225% due 12/22/2010 (a)	308	312
6.089% due 12/22/2010 (a)	3,692	3,742
Resorts International Hotel and Casino, Inc.
1.000% due 03/03/2012 (a)	1,500	1,519
Revlon Consumer Products Corp.
9.000% due 07/09/2010 (a)	125	131
8.030% due 07/31/2010 (a)	250	261
8.240% due 07/31/2010 (a)	500	522
RH Donnelley, Inc.
4.310% due 06/30/2011 (a)	50	51
4.360% due 06/30/2011 (a)	150	152
4.700% due 06/30/2011 (a)	199	203
4.760% due 06/30/2011 (a)	249	254
4.780% due 06/30/2011 (a)	150	152
4.800% due 06/30/2011 (a)	50	51
4.810% due 06/30/2011 (a)	199	203
4.840% due 06/30/2011 (a)	50	51
4.850% due 06/30/2011 (a)	336	342
Sealy Mattress Co.
4.910% due 08/06/2012 (a)	270	276
5.160% due 08/06/2012 (a)	204	208
Simmons Bedding Co.
4.750% due 12/19/2011 (a)	29	30
5.438% due 12/19/2011 (a)	38	39
5.625% due 12/19/2011 (a)	50	51
5.750% due 12/19/2011 (a)	819	835
6.750% due 12/19/2011 (a)	25	26
7.250% due 12/19/2011 (a)	38	39
Telcordia Technologies, Inc.
5.584% due 09/09/2012 (a)	1,500	1,508
Tenneco Automotive, Inc.
4.940% due 12/12/2010 (a)	1,347	1,375
5.120% due 12/12/2010 (a)	2,653	2,708
UGS PLM Solution
6.750% due 05/26/2011 (a)	2,492	2,542
Universal City Development
4.660% due 06/09/2010 (a)	564	573
5.100% due 06/09/2010 (a)	18	18
4.820% due 06/19/2010 (a)	418	425
UPC Finance
5.752% due 09/15/2012 (a)	2,000	2,024
Valor Communication
4.850% due 02/15/2012 (a)	267	271
5.100% due 02/15/2012 (a)	733	745
Warner ChilCott Co., Inc.
5.584% due 01/18/2012 (a)	5,056	5,115
Worldspan LP
5.625% due 02/16/2010 (a)	500	501
5.750% due 02/16/2010 (a)	500	501
7.250% due 02/16/2010 (a)	500	501
Wynn Las Vegas LLC
4.955% due 12/14/2011 (a)	1,500	1,528
5.005% due 12/14/2011 (a)	1,500	1,528

Total Bank Loan Obligations (Cost $122,763)		123,367

CORPORATE BONDS & NOTES 25.9%

Banking & Finance 11.4%

American General Finance Corp.
2.660% due 01/06/2006 (a)	600	600
Banco Santander Chile
3.310% due 12/09/2009 (a)	1,500	1,505
Bear Stearns Cos, Inc.
3.690% due 09/27/2007 (a)	650	658
3.030% due 01/30/2009 (a)	2,500	2,512
3.230% due 09/09/2009 (a)	1,680	1,686
Borden US Finance Corp.
7.410% due 07/15/2010 (a)	600	624
CIT Group, Inc.
2.770% due 04/19/2006 (a)	400	400
3.040% due 05/18/2007 (a)	100	100
2.740% due 09/20/2007 (a)	7,000	7,019

78  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Ford Motor Credit Co.
7.600% due 08/01/2005	$1,000	$1,011
6.875% due 02/01/2006	1,200	1,217
3.750% due 11/16/2006 (a)	3,000	2,970
4.000% due 03/21/2007 (a)	3,000	3,007
3.920% due 09/28/2007 (a)	2,500	2,440
4.050% due 01/15/2010 (a)	1,000	971
General Electric Capital Corp.
2.950% due 02/03/2006 (a)	100	100
2.960% due 05/12/2006 (a)	100	100
2.980% due 03/04/2008 (a)	2,500	2,500
2.830% due 04/30/2009 (a)	1,500	1,503
3.030% due 11/21/2011 (a)	2,000	2,009
2.750% due 09/15/2014 (a)	450	454
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	1,000	1,000
7.500% due 07/15/2005	400	403
3.920% due 10/20/2005 (a)	1,390	1,387
6.750% due 01/15/2006	1,189	1,198
3.695% due 05/18/2006 (a)	5,050	4,943
3.560% due 01/16/2007 (a)	250	240
3.610% due 07/16/2007 (a)	1,100	1,037
6.125% due 08/28/2007	4,000	3,903
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	5,000	5,001
2.870% due 10/27/2006 (a)	800	802
3.190% due 03/30/2007 (a)	1,500	1,502
3.022% due 07/23/2009 (a)	4,135	4,161
2.990% due 10/07/2011 (a)	2,000	2,011
Household Finance Corp.
2.920% due 02/09/2007 (a)	125	125
3.080% due 11/16/2009 (a)	4,500	4,524
HSBC Bank USA N.A.
3.120% due 09/21/2007 (a)	1,400	1,402
International Lease Finance Corp.
3.060% due 01/15/2010 (a)	4,500	4,505
Korea Development Bank
3.070% due 10/20/2009 (a)	5,200	5,208
Merrill Lynch & Co., Inc.
3.260% due 03/07/2006 (a)	100	100
2.940% due 04/18/2006 (a)	250	251
Morgan Stanley Dean Witter & Co.
2.830% due 11/09/2006 (a)	2,500	2,501
2.760% due 01/12/2007 (a)	442	443
2.919% due 02/15/2007 (a)	700	701
2.795% due 01/18/2008 (a)	2,000	2,004
2.932% due 01/22/2009 (a)	100	100
2.940% due 01/15/2010 (a)	3,500	3,521
National Rural Utilities Cooperative Finance Corp.
2.910% due 02/17/2006 (a)	900	901
Pemex Finance Ltd.
8.450% due 02/15/2007	722	750
8.020% due 05/15/2007	3,750	3,908
SLM Corp.
2.690% due 09/15/2006 (a)	2,500	2,508
2.820% due 01/25/2007 (a)	2,500	2,505
2.822% due 01/25/2008 (a)	9,000	8,997
2.910% due 07/25/2008 (a)	500	502
2.900% due 01/26/2009 (a)	1,000	1,002
UBS Luxembourg S.A.
4.450% due 10/24/2006	150	152
Universal City Florida Holding Co.
7.492% due 05/01/2010 (a)	2,500	2,600
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	300	300
Wells Fargo & Co.
2.950% due 09/29/2005 (a)	250	250

		110,734

Industrials 10.2%

Abitibi-Consolidated, Inc.
5.990% due 06/15/2011 (a)	2,350	2,368
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	1,250	1,252
Boise Cascade LLC
5.535% due 10/15/2012 (a)	3,000	3,075
Bowater, Inc.
6.010% due 03/15/2010 (a)	2,500	2,581
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	220	224
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)	3,100	3,301
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	458
CCO Holdings LLC
7.135% due 12/15/2010	4,000	3,970
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	6,000	6,040
CSX Corp.
3.050% due 08/03/2006 (a)	4,000	4,008
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	780	783
3.470% due 05/24/2006 (a)	5,100	5,123
3.770% due 08/08/2006 (a)	100	101
3.150% due 11/17/2006 (a)	1,000	1,001
3.200% due 03/07/2007 (a)	4,200	4,209
3.450% due 09/10/2007 (a)	800	802
Duke Energy Field Services LLC
7.500% due 08/16/2005	5,000	5,072
EchoStar DBS Corp.
5.750% due 10/01/2008	1,000	990
5.810% due 10/01/2008 (a)	2,755	2,834
El Paso Corp.
6.950% due 12/15/2007	1,750	1,781
Enterprise Products Operating LP
4.000% due 10/15/2007	500	490
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	3,950	4,073
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,050
7.375% due 07/15/2008	1,000	1,052
Goodman Global Holding Co, Inc.
5.501% due 06/15/2012 (a)	2,250	2,239
Halliburton Co.
4.160% due 10/17/2005 (a)	900	907
HCA, Inc.
6.910% due 06/15/2005	1,000	1,011
8.750% due 09/01/2010	1,000	1,130
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,000	965
Hertz Corp.
3.970% due 08/05/2008 (a)	100	98
JetBlue Airways Corp.
5.894% due 11/15/2008 (a)	2,500	2,505
La Quinta Corp.
7.000% due 08/15/2007	1,250	1,278
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,320	5,443
Lyondell Chemical Co.
9.500% due 12/15/2008	1,500	1,612
MagnaChip Semiconductor S.A.
6.260% due 12/15/2011 (a)	2,500	2,575
MCI, Inc.
5.908% due 05/01/2007	4,450	4,539
Meritor Automotive, Inc.
6.800% due 02/15/2009	500	497
Newpark Resources, Inc.
8.625% due 12/15/2007	1,500	1,493
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,921
Pemex Project Funding Master Trust
4.460% due 10/15/2009 (a)	100	105
4.310% due 06/15/2010 (a)	8,500	8,730
Primedia, Inc.
8.164% due 05/15/2010 (a)	1,100	1,172
Qwest Corp.
6.544% due 02/15/2009 (a)	3,850	3,898
TCI Communications, Inc.
7.250% due 08/01/2005	125	126
8.000% due 08/01/2005	100	101

		99,983

Utilities 4.3%

Alabama Power Co.
2.892% due 04/23/2006 (a)	100	100
Appalachian Power Co.
4.800% due 06/15/2005	2,000	2,006
3.420% due 06/29/2007 (a)	400	401
AT&T Corp.
8.050% due 11/15/2011	1,000	1,141
Carolina Power & Light Co.
7.500% due 04/01/2005	475	475
CMS Energy Corp.
9.875% due 10/15/2007	600	654
Dobson Cellular Systems
7.492% due 11/01/2011 (a)	1,500	1,545
Dominion Resources, Inc.
7.625% due 07/15/2005	100	101
3.094% due 05/15/2006 (a)	600	602
Duke Energy Corp.
3.409% due 12/08/2005 (a)	2,200	2,201
Intelsat Bermuda Ltd.
7.794% due 01/15/2012 (a)	4,500	4,590
Nisource Finance Corp.
7.625% due 11/15/2005	2,000	2,046
3.430% due 11/23/2009 (a)	3,500	3,524
Northwestern Corp.
7.300% due 12/01/2006	3,000	3,115
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	347	348
Progress Energy, Inc.
6.750% due 03/01/2006	4,500	4,613
PSEG Energy Holdings LLC
7.750% due 04/16/2007	600	620
8.625% due 02/15/2008	1,500	1,590
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,033
Rogers Wireless Communications, Inc.
6.135% due 12/15/2010	2,250	2,340
Rural Cellular Corp.
7.510% due 03/15/2010 (a)	1,400	1,442
Southern California Edison Co.
3.075% due 12/13/2007 (a)	3,000	2,999
Southwestern Electric Power
4.500% due 07/01/2005	1,000	1,003
Time Warner Telecom Holdings, Inc.
6.794% due 02/15/2011 (a)	2,350	2,374

		41,863

Total Corporate Bonds & Notes (Cost $253,158)		252,580

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
2.430% due 10/03/2005 (a)	200	200
2.455% due 07/06/2005 (a)	100	100
2.632% due 01/07/2006 (a)	2,500	2,499
2.745% due 05/22/2006 (a)	25,000	24,986
2.790% due 04/25/2035 (a)	481	481
2.825% due 09/07/2006 (a)	50,000	49,992

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  79

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Federal Home Loan Bank
2.765% due 08/26/2005 (a)		$2,500	$2,500
2.880% due 06/13/2006 (a)		39,500	39,494
2.975% due 03/28/2006 (a)		35,000	35,008
Freddie Mac
2.550% due 10/07/2005 (a)		200	200
2.925% due 09/09/2005 (a)		27,950	27,952
5.000% due 06/15/2013		694	700

Total U.S. Government Agencies (Cost $183,540)			184,112

U.S. TREASURY OBLIGATIONS 2.4%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007		21,664	22,750

Total U.S. Treasury Obligations (Cost $22,678)			22,750

MORTGAGE-BACKED SECURITIES 0.1%

Washington Mutual Mortgage Securities Corp.
2.960% due 12/25/2044 (a)		988	990

Total Mortgage-Backed Securities (Cost $988)			990

ASSET-BACKED SECURITIES 0.5%

Asset-Backed Securities Corp. Home Equity Loan Trust
3.010% due 12/25/2034 (a)		348	348
Capital Auto Receivables Asset Trust
2.640% due 03/17/2008		450	447
Chase Funding Loan Acquisition Trust
2.980% due 01/25/2033 (a)		274	275
Countrywide Asset-Backed Certificates
2.820% due 12/25/2018 (a)		74	74
2.800% due 04/25/2035 (a)		401	401
GSAMP Trust
3.020% due 06/20/2033 (a)		32	32
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.790% due 08/25/2034 (a)		61	61
2.800% due 11/25/2034 (a)		390	390
Park Place Securities, Inc.
2.810% due 02/25/2035 (a)		438	438
SLM Student Loan Trust
2.730% due 04/25/2010 (a)		3,100	3,099
Structured Asset Investment Loan Trust
2.820% due 10/25/2033 (a)		12	12

Total Asset-Backed Securities (Cost $6,061)			5,577

SOVEREIGN ISSUES 15.9%

Republic of Brazil
10.000% due 01/16/2007		250	270
11.250% due 07/26/2007		55	62
11.500% due 03/12/2008		25	28
3.125% due 04/15/2009 (a)		3,621	3,545
8.840% due 06/29/2009 (a)		39,210	43,768
10.000% due 08/07/2011		3,150	3,418
3.125% due 04/15/2012 (a)		21,711	20,510
8.000% due 04/15/2014		1,114	1,110
Republic of Bulgaria
3.750% due 07/28/2012 (a)		937	944
Republic of Chile
3.110% due 01/28/2008 (a)		1,461	1,470
Republic of Colombia
10.500% due 06/13/2006		750	801
8.625% due 04/01/2008		1,000	1,052
Republic of Ecuador
12.000% due 11/15/2012		1,500	1,504
8.000% due 08/15/2030 (a)		2,600	2,327
Republic of Egypt
7.625% due 07/11/2006		500	521
Republic of Kazakhstan
11.125% due 05/11/2007		750	850
Republic of Panama
8.250% due 04/22/2008		7,250	7,757
3.750% due 07/17/2014 (a)		619	595
3.750% due 07/17/2016 (a)		3,419	3,174
Republic of Peru
9.125% due 01/15/2008		5,400	5,913
5.000% due 03/07/2017 (a)		6,860	6,341
Republic of Ukraine
11.000% due 03/15/2007 (a)		2,203	2,369
6.365% due 08/05/2009 (a)		13,650	14,627
6.875% due 03/04/2011		250	257
Republic of Venezuela
5.375% due 08/07/2010		2,500	2,229
3.692% due 04/20/2011 (a)		16,850	14,934
Russian Federation
8.750% due 07/24/2005		4,747	4,826
8.250% due 03/31/2010 (a)		2,500	2,699
12.750% due 06/24/2028		100	164
5.000% due 03/31/2030 (a)		4,300	4,410
United Mexican States
3.330% due 01/13/2009 (a)		2,511	2,541

Total Sovereign Issues (Cost $157,123)			155,016

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 2.8%

Aries Vermoegensverwaltungs
5.426% due 10/25/2007 (a)	EC	12,250	16,707
Kingdom of Spain
3.100% due 09/20/2006	JY	190,000	1,851
Republic of Germany
6.875% due 05/12/2005	EC	280	365
2.000% due 06/17/2005		6,500	8,424

Total Foreign Currency-Denominated Issues (Cost $27,636)			27,347

CONVERTIBLE BONDS & NOTES 0.0%

AES Corp.
4.500% due 08/15/2005		$200	201

Total Convertible Bonds & Notes (Cost $200)			201

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		40,700	2,262

Total Preferred Stock (Cost $2,035)			2,262

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 20.4%

Certificates of Deposit 1.6%

Bank of America, N.A.
2.480% due 04/06/2005		$14,500	14,500
2.610% due 04/20/2005		1,500	1,500

			16,000

Commercial Paper 15.8%

Bank of Ireland
2.505% due 04/21/2005		11,900	11,883
Barclays U.S. Funding Corp.
2.665% due 05/02/2005		1,700	1,696
2.855% due 06/03/2005		22,000	21,886
CDC IXIS Commercial Paper, Inc.
2.695% due 05/09/2005		19,000	18,946
2.870% due 06/13/2005		5,000	4,970
Danske Corp.
2.375% due 04/01/2005		3,600	3,600
Ford Motor Credit Co.
2.520% due 04/07/2005		200	200
3.400% due 08/26/2005		4,300	4,244
Freddie Mac
2.690% due 06/20/2005		1,400	1,391
2.689% due 06/21/2005		16,400	16,289
2.907% due 06/30/2005		5,900	5,855
3.000% due 08/08/2005		16,900	16,710
General Electric Capital Corp.
2.660% due 04/28/2005		5,700	5,689
HBOS Treasury Services PLC
2.470% due 04/12/2005		6,600	6,595
Skandinaviska Enskilda Banken AB (SEB)
2.760% due 05/17/2005		3,900	3,886
2.700% due 05/27/2005		18,100	18,024
UBS Finance, Inc.
2.675% due 05/26/2005		10,400	10,358
2.730% due 06/02/2005		700	696
2.745% due 06/10/2005		900	895

			153,813

Repurchase Agreements 2.8%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $11,101. Repurchase proceeds are $10,901.)		10,900	10,900
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.400% due 06/17/2005 valued at $16,959. Repurchase proceeds are $16,623.)		16,622	16,622

			27,522

U.S. Treasury Bills 0.2%
2.656% due 05/05/2005-06/16/2005 (d)		1,600	1,592

Total Short-Term Instruments (Cost $198,944)			198,927

Total Investments 99.8% (Cost $975,126)			$973,129

Written Options (f) (0.0%) (Premiums $377)			(421)

Other Assets and Liabilities (Net) 0.2%			2,391

Net Assets 100.0%			$975,099

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

80  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		5,400	(2)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	38,300	155
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		$53,600	977

							$1,127

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$4
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	12
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	16
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	5
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,500	(5)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	100	2
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	27
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(22)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	3
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	4
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	9,000	(237)
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(38)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(31)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(39)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,400	(46)
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	1,300	(29)
Citibank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	2,500	(71)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,000	0
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	1,820	24
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	12
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	9
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	4
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	4
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	41
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009	1,500	2
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	12
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	50	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	(3)
Goldman Sachs & Co.	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	1.690%	09/20/2009	300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	0
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	8,000	(233)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	(98)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	5,300	(85)
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	3
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	1
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	11
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	9
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	10,000	(210)
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	20
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	19,000	(36)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	14,850	0
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	3,500	3
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	(1)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  81

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	$100	$0
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(2)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	14
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	5,000	(146)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	3
Morgan Stanley Dean Witter & Co.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	2,000	(52)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	64,500	(825)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,000	(4)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	49,500	3
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	(20)
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,500	(32)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	12,000	(26)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(4)
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	0
Wachovia Bank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	7,000	8

						$(2,031)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	353	$82	$11
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	356	104	6
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	353	98	143
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	356	93	261

				$377	$421

(g)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	21,325	04/2005	$635	$0	$635
Buy	JY	157,880	04/2005	0	(31)	(31)

				$635	$(31)	$604

82  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
BRAZIL 0.6%

Republic of Brazil
3.125% due 04/15/2012 (a)		$88	$83
8.000% due 04/15/2014		7,353	7,326
8.250% due 01/20/2034		600	534

Total Brazil (Cost $8,028)			7,943

CANADA (j) 0.1%

Commonwealth of Canada
6.000% due 06/01/2011	C$	400	366
5.250% due 06/01/2013		400	353

Total Canada (Cost $689)			719

CAYMAN ISLANDS (j) 0.1%

Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	100,000	957

Total Cayman Islands (Cost $989)			957

FRANCE (j) 2.4%

Republic of France
4.000% due 10/25/2009	EC	4,500	6,085
4.750% due 10/25/2012		100	141
4.000% due 04/25/2014		300	402
4.000% due 10/25/2014		1,200	1,604
5.500% due 04/25/2029		4,200	6,609
5.750% due 10/25/2032		10,100	16,582
4.750% due 04/25/2035		400	574
4.000% due 04/25/2055		300	378

Total France (Cost $31,555)			32,375

GERMANY (j) 20.0%

Republic of Germany
6.000% due 07/04/2007		17,100	23,805
4.000% due 07/04/2009		300	405
4.500% due 07/04/2009		33,000	45,411
3.500% due 10/09/2009		8,000	10,600
5.375% due 01/04/2010		300	429
5.000% due 07/04/2012		38,700	55,415
3.750% due 07/04/2013		21,700	28,696
6.250% due 01/04/2024		10,800	18,145
6.500% due 07/04/2027		5,000	8,771
5.625% due 01/04/2028		20,500	32,658
6.250% due 01/04/2030		22,640	39,131
4.750% due 07/04/2034		4,200	6,033

Total Germany (Cost $271,393)			269,499

ITALY (j) 0.2%

Republic of Italy
3.000% due 04/15/2009		700	910
4.500% due 05/01/2009		1,000	1,375

Total Italy (Cost $2,320)			2,285

JAPAN (j) 6.0%

Government of Japan
0.700% due 09/20/2008	JY	1,790,000	16,920
1.600% due 09/20/2013		5,560,000	53,886
2.400% due 06/20/2024		56,000	564
2.300% due 05/20/2030		758,600	7,255
Xerox Credit Corp.
1.500% due 06/06/2005		100,000	931

Total Japan (Cost $79,730)			79,556

JERSEY, CHANNEL ISLANDS (j) 0.1%

AIG SunAmerica Institutional Funding III Ltd.
2.294% due 07/17/2006 (a)	EC	600	778

Total Jersey, Channel Islands (Cost $784)			778

MEXICO 0.1%

United Mexican States
5.875% due 01/15/2014		$1,700	1,692

Total Mexico (Cost $1,744)			1,692

NETHERLANDS (j) 0.0%

Kingdom of Netherlands
4.250% due 07/15/2013	EC	400	546

Total Netherlands (Cost $503)			546

PANAMA 0.1%

Republic of Panama
7.250% due 03/15/2015		$700	698

Total Panama (Cost $718)			698

PERU 0.1%

Republic of Peru
9.125% due 02/21/2012		900	1,017

Total Peru (Cost $1,040)			1,017

RUSSIA 0.5%

Russian Federation
8.750% due 07/24/2005		200	203
10.000% due 06/26/2007		300	331
8.250% due 03/31/2010 (a)		2,300	2,483
5.000% due 03/31/2030 (a)		3,700	3,794

Total Russia (Cost $6,974)			6,811

SOUTH AFRICA 0.1%

Republic of South Africa
7.375% due 04/25/2012		1,000	1,103

Total South Africa (Cost $1,134)			1,103

SPAIN (j) 3.5%

Banesto Banco Emisiones
2.205% due 10/04/2006 (a)	EC	1,000	1,296
Caja Madrid
2.136% due 05/30/2006 (a)		1,200	1,555
Kingdom of Spain
0.000% due 06/17/2005		15,000	19,364
6.150% due 01/31/2013		1,000	1,536
5.750% due 07/30/2032		13,400	21,996
4.200% due 01/31/2037		900	1,180

Total Spain (Cost $47,505)			46,927

TUNISIA 0.0%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$300	334

Total Tunisia (Cost $345)			334

UNITED KINGDOM (j) 9.3%

SRM Investment Ltd.
2.356% due 08/26/2034 (a)	EC	92	119
United Kingdom Gilt
5.000% due 03/07/2008	BP	8,200	15,644
4.000% due 03/07/2009		1,700	3,136
5.750% due 12/07/2009		6,300	12,450
9.000% due 07/12/2011		11,900	27,757
5.000% due 03/07/2012		2,030	3,910
5.000% due 09/07/2014		18,950	36,688
4.750% due 09/07/2015		13,400	25,455

Total United Kingdom (Cost $124,440)			125,159

UNITED STATES 15.6%

Asset-Backed Securities 3.4%

Aegis Asset-Backed Securities Trust
2.970% due 11/25/2023 (a)		$2,164	2,166
American Express Credit Account Master Trust
2.950% due 04/15/2008 (a)		700	701
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		12	12
3.260% due 03/25/2033 (a)		64	64
2.940% due 04/25/2034 (a)		36	36
2.960% due 05/25/2034 (a)		37	37
2.980% due 08/25/2034 (a)		20	20
3.290% due 09/25/2034 (a)		283	284
2.950% due 04/25/2035 (a)		1,800	1,799
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		198	198
3.030% due 11/25/2034 (a)		145	145
Asset-Backed Securities Corp. Home Equity Loan Trust
3.030% due 08/15/2033 (a)		381	381
Bank One Issuance Trust
2.860% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
2.990% due 07/25/2022 (a)		54	54
3.020% due 12/25/2042 (a)		787	787
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)		89	89
CDC Mortgage Capital Trust
2.970% due 07/26/2034 (a)		598	599
Centex Home Equity Co., LLC
3.150% due 09/25/2033 (a)		54	54
Chase Funding Loan Acquisition Trust
3.180% due 01/25/2033 (a)		219	220
CIT Group Home Equity Loan Trust
3.140% due 03/25/2033 (a)		39	39
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)		6	6
3.160% due 05/25/2033 (a)		70	70
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		133	133
3.040% due 09/25/2021 (a)		250	250
2.990% due 05/25/2023 (a)		553	553
3.010% due 08/25/2023 (a)		133	134
3.000% due 10/25/2023 (a)		180	180
3.090% due 12/25/2031 (a)		12	12
3.110% due 05/25/2032 (a)		10	10
3.010% due 01/25/2035 (a)		118	118
Credit-Based Asset Servicing & Securitization LLC
3.030% due 09/25/2030 (a)		3,715	3,719
3.170% due 06/25/2032 (a)		113	113
2.980% due 08/25/2034 (a)		70	70

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  83

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)	Value (000s)
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	$429	$429
Fieldstone Mortgage Investment Corp.
3.140% due 01/25/2035 (a)	83	84
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.020% due 11/25/2034 (a)	167	167
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)	62	62
3.000% due 12/25/2034 (a)	279	279
2.960% due 02/25/2035 (a)	2,083	2,085
GMAC Mortgage Corp. Loan Trust
2.950% due 10/25/2033 (a)	1,000	1,000
GSAMP Trust
3.020% due 06/20/2033 (a)	51	51
3.140% due 03/25/2034 (a)	142	142
2.900% due 03/25/2035 (a)	2,000	2,001
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)	2,590	2,600
Home Equity Mortgage Trust
2.970% due 07/25/2035 (a)	5,300	5,302
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	119	119
3.200% due 02/20/2033 (a)	1,125	1,129
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	64	64
3.170% due 06/25/2033 (a)	58	59
3.170% due 07/25/2033 (a)	199	200
3.030% due 10/25/2034 (a)	3,070	3,072
Merrill Lynch Mortgage Investors, Inc.
3.190% due 02/25/2034 (a)	35	36
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	39	39
2.990% due 08/25/2034 (a)	97	98
3.000% due 11/25/2034 (a)	624	625
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	5	5
2.980% due 04/25/2034 (a)	203	203
Morgan Stanley Home Equity Loans
2.970% due 01/25/2035 (a)	2,075	2,077
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)	110	110
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)	12	12
Option One Mortgage Loan Trust
2.980% due 02/25/2014 (a)	1,198	1,199
Park Place Securities, Inc.
3.000% due 10/25/2034 (a)	51	51
3.010% due 02/25/2035 (a)	263	263
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)	17	17
3.350% due 12/25/2033 (a)	2,821	2,836
Residential Asset Mortgage Products, Inc.
3.010% due 09/25/2013 (a)	165	165
3.000% due 06/25/2024 (a)	171	171
2.950% due 04/25/2025 (a)	60	60
2.990% due 04/25/2026 (a)	74	75
3.190% due 09/25/2033 (a)	97	98
Residential Asset Securities Corp.
3.020% due 10/25/2013 (a)	3,809	3,812
3.030% due 04/25/2021 (a)	18	18
3.080% due 09/25/2031 (a)	62	62
3.120% due 04/25/2032 (a)	43	44
3.100% due 07/25/2032 (a)	104	105
Saxon Asset Securities Trust
3.110% due 08/25/2032 (a)	17	17
3.150% due 06/25/2033 (a)	55	55
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	892	893
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)	2	2
Structured Asset Securities Corp.
2.980% due 12/25/2033 (a)	48	48
3.250% due 05/25/2034 (a)	128	128

		46,223

Convertible Bonds & Notes 0.0%

Nextel Communications, Inc.
5.250% due 01/15/2010	100	103

Corporate Bonds & Notes 3.5%

ASIF Global Financing
2.784% due 08/11/2006 (a)	2,700	2,701
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,599
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,441
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	100	100
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	7,300	7,463
3.450% due 09/10/2007 (a)	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	414
Ford Motor Credit Co.
6.500% due 02/15/2006	5,825	5,886
3.750% due 11/16/2006 (a)	700	693
4.000% due 03/21/2007 (a)	400	401
General Motors Acceptance Corp.
5.250% due 05/16/2005	100	100
7.500% due 07/15/2005	100	101
3.920% due 10/20/2005 (a)	200	200
6.750% due 01/15/2006	6,600	6,647
3.695% due 05/18/2006 (a)	1,900	1,860
3.560% due 01/16/2007 (a)	200	192
GPU, Inc.
7.700% due 12/01/2005	300	307
Halliburton Co.
4.160% due 10/17/2005 (a)	1,700	1,712
HCA, Inc.
7.125% due 06/01/2006	1,900	1,964
7.000% due 07/01/2007	1,500	1,562
Japan Bank for International Cooperation
7.125% due 06/20/2005	400	403
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	1,000	1,140
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	300	333
Morgan Stanley Dean Witter & Co.
2.795% due 01/18/2008 (a)	900	902
Nisource Finance Corp.
7.625% due 11/15/2005	2,800	2,865
Qwest Corp.
6.625% due 09/15/2005	1,500	1,515
Raychem Corp.
8.200% due 10/15/2008	200	222
TCI Communications, Inc.
6.875% due 02/15/2006	2,400	2,473
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	1,000	1,000

		47,597

Mortgage-Backed Securities 3.5%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	200	200
Bear Stearns Adjustable Rate Mortgage Trust
3.100% due 07/25/2034 (a)	54	54
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	200	200
Countrywide Alternative Loan Trust
3.060% due 05/25/2035 (a)	5,200	5,180
Countrywide Home Loan Mortgage Pass-Through Trust
3.180% due 02/25/2035 (a)	781	782
3.190% due 02/25/2035 (a)	786	787
3.170% due 03/25/2035 (a)	8,333	8,342
3.140% due 04/25/2035 (a)	1,591	1,593
Countrywide Home Loans, Inc.
3.130% due 08/25/2034 (a)	76	76
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	6,100	6,103
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (a)	47	47
SACO I, Inc.
3.000% due 02/25/2028 (a)	3,062	3,061
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	181	181
Structured Asset Mortgage Investments, Inc.
1.010% due 04/25/2035 (a)	3,800	3,802
Structured Asset Securities Corp.
2.970% due 03/25/2035 (a)	3,005	3,007
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	501	501
1.010% due 05/25/2035 (a)	10,100	10,100
2.960% due 12/25/2044 (a)	2,075	2,079
Washington Mutual, Inc.
3.007% due 12/25/2044 (a)	1,583	1,585

		47,680

Municipal Bonds & Notes 0.3%

New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	2,000	2,056

Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	2,000	2,047

		4,103

	Shares

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	19,414	1,079

	Principal Amount (000s)

U.S. Government Agencies 0.3%

Fannie Mae
2.744% due 05/28/2035 (a)	$1,173	1,173
2.940% due 05/25/2034 (a)	92	92
3.100% due 08/25/2030 (a)	145	145
3.250% due 06/25/2029 (a)	72	72
3.500% due 03/25/2009	292	292
5.000% due 12/01/2034 (a)	590	594
6.500% due 06/25/2044	154	160
Freddie Mac
4.105% due 10/27/2031	160	160
Small Business Administration
4.625% due 02/01/2025	1,200	1,167
4.754% due 08/01/2014	100	99

		3,954

U.S. Treasury Obligations 4.5%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011	3,725	4,162
1.875% due 07/15/2013	727	740
2.000% due 07/15/2014	1,821	1,860
1.625% due 01/15/2015	13,082	12,893
U.S. Treasury Bond
7.875% due 02/15/2021	4,500	6,011
U.S. Treasury Notes
5.000% due 08/15/2011	1,200	1,247
4.875% due 02/15/2012	32,800	33,880

		60,793

Total United States (Cost $211,763)		211,532

84  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		50	$0
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		16	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		400	5
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 102.000 Exp. 05/20/2005		750	12
Strike @ 101.000 Exp. 05/20/2005		505	8
Strike @ 100.000 Exp. 05/20/2005		250	4
Strike @ 88.000 Exp. 11/22/2005		797	13

Total Purchased Put Options (Cost $49)			42

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 45.7%

Certificates of Deposit 1.4%

Bank of America, N.A.
2.610% due 04/20/2005		$7,900	7,900
2.770% due 06/09/2005		2,400	2,400
Citibank, N.A.
2.675% due 04/29/2005		8,600	8,600

			18,900

Commercial Paper 25.7%

Fannie Mae
2.464% due 04/06/2005		2,100	2,099
2.422% due 04/13/2005		3,000	2,997
2.390% due 04/15/2005		2,200	2,198
2.471% due 04/20/2005		100	100
2.508% due 04/20/2005		5,600	5,592
2.580% due 04/27/2005		2,600	2,595
2.635% due 05/11/2005		6,200	6,182
2.482% due 05/25/2005		27,700	27,587
2.645% due 06/01/2005		3,300	3,283
2.711% due 06/01/2005		1,100	1,094
2.732% due 06/01/2005		1,400	1,393
2.726% due 06/08/2005		2,500	2,486
2.674% due 06/13/2005		2,900	2,882
2.683% due 06/13/2005		21,100	20,972
2.875% due 06/27/2005		4,000	3,971
3.010% due 08/01/2005		4,200	4,156
2.990% due 08/08/2005		1,300	1,285
Ford Motor Credit Co.
3.400% due 08/26/2005		2,400	2,369
Freddie Mac
2.655% due 05/17/2005		6,600	6,578
2.815% due 06/07/2005		30,900	30,729
2.669% due 06/15/2005		20,500	20,372
2.710% due 06/17/2005		2,600	2,583
2.690% due 06/21/2005		23,000	22,844
3.000% due 08/08/2005		23,200	22,939
General Electric Capital Corp.
2.660% due 04/28/2005		5,700	5,689
General Motors Acceptance Corp.
2.436% due 04/05/2005		100	100
Rabobank USA Financial Corp.
2.820% due 04/01/2005		26,300	26,300
Skandinaviska Enskilda Banken AB (SEB)
2.780% due 04/22/2005		1,100	1,098
2.880% due 06/09/2005		7,900	7,855
2.970% due 06/21/2005		29,900	29,697
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		36,100	36,100
UBS Finance, Inc.
2.830% due 04/01/2005		4,300	4,300
2.730% due 06/02/2005		11,700	11,640
2.745% due 06/10/2005		100	99
2.770% due 06/14/2005		1,300	1,292
2.975% due 07/14/2005		22,400	22,201

			345,657

Repurchase Agreements 7.5%

Credit Suisse First Boston
2.650% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bonds 10.000% due 05/15/2010 valued at $105. Repurchase proceeds are $100.)		100	100
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 7.000% due 07/15/2005 valued at $102,178. Repurchase proceeds are $100,180.)		100,173	100,173

			100,273

French Treasury Bill 0.9%

1.010% due 06/30/2005	EC	10,000	12,865

U.K. Treasury Bill 0.3%

1.010% due 04/11/2005	BP	2,400	4,530

U.S. Treasury Bills 9.9%

2.634% due 04/14/2005- 06/16/2005 (c)(d)(f)		$133,090	132,916

Total Short-Term Instruments (Cost $615,348)			615,141

Total Investments (e) 104.5% (Cost $1,407,051)			$1,405,114

Written Options (h) (0.0%) (Premiums $318)			(226)

Other Assets and Liabilities (Net) (4.5%)			(60,670)

Net Assets 100.0%			$1,344,218

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,741 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $42,390 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $7,303 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	16	$(28)
Eurodollar September Long Futures	09/2005	649	(569)
Euribor June Long Futures	06/2005	82	114
Euribor Purchased Put Options Strike @ 95.375	06/2005	82	(1)
Euro-Bobl 5-Year Note Short Futures	06/2005	254	222
Euro-Bund 10-Year Note Long Futures	06/2005	635	717
Government of Japan 10-Year Note Long Futures	06/2005	132	1,979
U.S. Treasury 10-Year Note Long Futures	06/2005	2,086	(389)
U.S. Treasury 30-Year Bond Long Futures	06/2005	21	(14)

			$2,031

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  85

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2005

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	23,300	$187
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		12,800	(212)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,200	20
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,200	(19)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	56
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,600	(66)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,600	38
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		3,100	(43)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	800	(9)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(2)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(1)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		47,000	4
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(9)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(625)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	2
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	22
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	193
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	1
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	0
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	192
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009	JY	12,200,000	433
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(353)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		39,000	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		27,800	422
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		600	6
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		30,600	390
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	(200)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		53,400	182
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,200	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		110,800	1,062
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,200	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		78,800	1,392
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		1,900	18
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,800	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		57,300	1,250
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		77,900	(90)

							$4,262

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note May Futures	$107.000	04/22/2005	886	$122	$56
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	295	85	9
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	190	56	77
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	69	32	51

				$295	$193

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	$1,500	$10	$4
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	10,000	4	3
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	10,000	7	24
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500	%*	06/20/2005	2,000	2	2

						$23	$33

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

86  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$500	$481	$482
U.S. Treasury Note	4.250	08/15/2013	400	395	395

				$876	$877

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	6,542	04/2005	$0	$(161)	$(161)
Buy	BP	28,033	04/2005	37	(615)	(578)
Sell		23,161	04/2005	485	(91)	394
Buy	BR	1,689	06/2005	13	0	13
Buy	C$	42,021	04/2005	8	(184)	(176)
Buy	CP	401,098	06/2005	5	0	5
Buy	DK	75,784	06/2005	0	(290)	(290)
Buy	EC	335,070	04/2005	78	(12,591)	(12,513)
Sell		144,879	04/2005	2,851	(56)	2,795
Buy	JY	50,510,182	04/2005	48	(9,362)	(9,314)
Sell		1,460,791	04/2005	0	0	0
Buy	KW	322,330	05/2005	6	0	6
Buy	PN	2,315	06/2005	0	0	0
Buy	RP	1,304	06/2005	0	0	0
Buy	S$	478	05/2005	0	(3)	(3)
Buy		217	06/2005	0	(3)	(3)
Buy	SK	110,432	06/2005	0	(568)	(568)
Buy	T$	11,151	05/2005	0	0	0
Buy		25,718	06/2005	0	(33)	(33)

				$3,531	$(23,957)	$(20,426)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  87

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$507
Crusade Global Trust
3.124% due 05/15/2021 (a)		$885	885
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (a)		471	462
Medallion Trust
2.850% due 07/12/2031 (a)		1,241	1,235
Torrens Trust
3.070% due 07/15/2031 (a)		529	529

Total Australia (Cost $3,597)			3,618

AUSTRIA (j) 1.0%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	18,159

Total Austria (Cost $13,943)			18,159

BELGIUM (j) 0.9%

Kingdom of Belgium
6.250% due 03/28/2007		1,400	1,945
7.500% due 07/29/2008		10,500	15,630

Total Belgium (Cost $11,748)			17,575

BRAZIL (j) 0.6%

Republic of Brazil
3.125% due 04/15/2009 (a)		$5,983	5,856
3.125% due 04/15/2012 (a)		441	417
8.000% due 04/15/2014		4,568	4,551

Total Brazil (Cost $10,716)			10,824

CANADA (j) 0.1%

Commonwealth of Canada
6.000% due 06/01/2011	C$	300	274
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		2,100	1,805

Total Canada (Cost $1,978)			2,079

CAYMAN ISLANDS (j) 0.6%

Mizuho Financial Group Cayman Ltd.
1.525% due 12/31/2049 (a)	JY	300,000	2,870
Pylon Ltd.
6.035% due 12/22/2008 (a)	EC	1,350	1,811
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)		$2,300	2,300
Residential Reinsurance Ltd.
7.810% due 12/01/2005 (a)		700	704
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	31,961	300
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		$3,900	3,907

Total Cayman Islands (Cost $11,778)			11,892

DENMARK (j) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	7,507	1,361
Unikredit Realkredit
6.000% due 07/01/2029		6,910	1,252

Total Denmark (Cost $1,593)			2,613

FRANCE (j) 10.7%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,431
Republic of France
7.250% due 04/25/2006		7,000	9,536
5.250% due 04/25/2008		47,000	65,367
4.000% due 04/25/2009		30,150	40,695
4.000% due 10/25/2009		30,070	40,659
4.000% due 04/25/2014		20,200	27,061
5.750% due 10/25/2032		10,300	16,910
4.750% due 04/25/2035		1,100	1,578
4.000% due 04/25/2055		600	757

Total France (Cost $159,887)			203,994

GERMANY (j) 25.3%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,941
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,308
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	603
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,958
Republic of Germany
2.500% due 03/23/2007		14,000	18,144
4.000% due 07/04/2009		2,900	3,915
5.375% due 01/04/2010		4,100	5,863
5.250% due 07/04/2010		33,300	47,654
5.250% due 01/04/2011		28,400	40,856
5.000% due 07/04/2011		100	143
5.000% due 01/04/2012		53,000	75,783
5.000% due 07/04/2012		300	430
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		19,900	26,315
4.250% due 01/04/2014		22,000	30,062
6.250% due 01/04/2024		7,600	12,769
6.500% due 07/04/2027		84,060	147,457
5.625% due 01/04/2028		11,630	18,527
6.250% due 01/04/2030		11,650	20,136
5.500% due 01/04/2031		5,700	9,024
4.750% due 07/04/2034		10,500	15,082

Total Germany (Cost $415,296)			482,977

IRELAND (j) 0.4%

Celtic Residential Irish Mortgage Securitisation
2.333% due 06/13/2035 (a)		2,378	3,079
Emerald Mortgages PLC
2.362% due 10/22/2035 (a)		614	798
2.362% due 04/30/2028 (a)		2,470	3,199

Total Ireland (Cost $5,730)			7,076

ITALY (j) 1.0%

First Italian Auto Transaction
2.435% due 07/01/2008 (a)		405	510
Republic of Italy
7.750% due 11/01/2006		5,700	7,996
5.500% due 11/01/2010		1,700	2,465
5.250% due 08/01/2011		3,400	4,900
Siena Mortgage SpA
2.424% due 02/28/2037 (a)		1,226	1,597
Upgrade SpA
2.414% due 12/31/2035 (a)		1,000	1,298

Total Italy (Cost $16,373)			18,766

JAPAN (j) 10.0%

Government of Japan
0.700% due 09/20/2008	JY	2,980,000	28,168
1.400% due 09/20/2011		2,960,000	28,709
1.300% due 09/20/2012		380,000	3,634
1.600% due 09/20/2013		8,640,000	83,737
1.500% due 03/20/2014		1,790,000	17,131
1.900% due 09/20/2022		840,000	7,966
2.400% due 06/20/2024		822,000	8,280
2.300% due 05/20/2030		1,241,100	11,869
Xerox Credit Corp.
1.500% due 06/06/2005		100,000	931

Total Japan (Cost $183,542)			190,425

LUXEMBOURG 0.0%

Tyco International Group S.A.
6.750% due 02/15/2011		$8	9

Total Luxembourg (Cost $8)			9

MEXICO 0.1%

Pemex Project Funding Master Trust
9.375% due 12/02/2008		1,290	1,462

Total Mexico (Cost $1,294)			1,462

NETHERLANDS (j) 1.3%

Delphinus BV
2.423% due 04/25/2093 (a)	EC	1,500	1,962
Dutch Mortgage-Backed Securities BV
2.438% due 10/02/2079 (a)		3,000	3,839
2.385% due 11/20/2035 (a)		1,738	2,269
Holland Euro-Denominated Mortgage-Backed Series
2.414% due 04/18/2012 (a)		1,643	2,140
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	16,004

Total Netherlands (Cost $21,191)			26,214

NEW ZEALAND (j) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,697

Total New Zealand (Cost $3,138)			4,697

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,140

Total Panama (Cost $2,175)			2,140

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		2,400	2,628

Total Peru (Cost $2,647)			2,628

RUSSIA 0.6%

Russian Federation
8.750% due 07/24/2005		5,000	5,083
10.000% due 06/26/2007		1,630	1,797
8.250% due 03/31/2010 (a)		400	432
5.000% due 03/31/2030 (a)		2,500	2,564

Total Russia (Cost $9,987)			9,876

88  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	$2,617

Total South Africa (Cost $2,687)			2,617

SPAIN (j) 5.0%

Caja Madrid
2.136% due 05/30/2006 (a)	EC	2,600	3,369
Hipotebansa Mortgage Securitization Fund
2.263% due 07/18/2022 (a)		1,689	2,147
Hipotebansa V
2.284% due 01/18/2018 (a)		1,354	1,726
Kingdom of Spain
5.150% due 07/30/2009		37,730	53,233
5.350% due 10/31/2011		11,100	16,134
5.750% due 07/30/2032		8,800	14,445
4.200% due 01/31/2037		2,300	3,015

Total Spain (Cost $72,635)			94,069

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	293
7.375% due 04/25/2012		500	556

Total Tunisia (Cost $875)			849

UNITED KINGDOM (j) 9.5%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	3,672	4,773
Dolerite Funding PLC
3.130% due 08/20/2032 (a)		$1,527	1,527
Haus Ltd.
2.399% due 12/14/2037 (a)	EC	6,071	7,712
Lloyds TSB Capital I
7.375% due 02/07/2049		500	786
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		167	212
SRM Investment Ltd.
2.356% due 08/26/2034 (a)		458	596
United Kingdom Gilt
5.000% due 03/07/2008	BP	16,800	32,051
5.000% due 03/07/2012		28,060	54,053
8.000% due 09/27/2013		14,100	32,747
5.000% due 09/07/2014		12,900	24,975
4.750% due 09/07/2015		11,400	21,655

Total United Kingdom (Cost $174,343)			181,087

UNITED STATES (j) 17.8%

Asset-Backed Securities 1.4%

Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		$230	231
3.260% due 03/25/2033 (a)		272	274
3.410% due 06/25/2034 (a)		4,307	4,322
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)		53	53
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
3.790% due 06/25/2029 (a)		1,037	1,038
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		564	565
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)		151	151
3.250% due 10/25/2032 (a)		413	415
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)		35	35
2.970% due 07/26/2034 (a)		1,675	1,676
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)		867	868
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		150	150
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		637	637
3.010% due 08/25/2023 (a)		200	200
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		216	218
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)		46	46
First Alliance Mortgage Loan Trust
3.080% due 12/20/2027 (a)		40	40
Home Equity Asset Trust
3.260% due 03/25/2033 (a)		281	282
3.000% due 08/25/2034 (a)		1,627	1,628
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)		890	894
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		1,581	1,590
Mesa Trust Asset-Backed Certificates
3.250% due 11/25/2031 (a)		1,306	1,309
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.000% due 11/25/2034 (a)		4,293	4,296
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006 (a)		1,448	1,445
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		18	18
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)		111	111
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		386	387
Residential Asset Mortgage Products, Inc.
2.950% due 04/25/2025 (a)		722	722
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		62	62
3.100% due 07/25/2032 (a)		1,982	1,987
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		66	66

			25,716

Convertible Bonds & Notes 0.1%

Nextel Communications, Inc.
5.250% due 01/15/2010		1,500	1,545

Corporate Bonds & Notes 2.4%

Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	512
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)		2,000	1,999
Ford Motor Credit Co.
7.600% due 08/01/2005		2,800	2,829
3.750% due 11/16/2006 (a)		5,100	5,050
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,903
General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)		$4,700	4,600
J.P. Morgan Chase & Co., Inc.
7.150% due 02/15/2012 (a)		4,670	4,867
MetLife, Inc.
3.911% due 05/15/2005		900	901
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		500	570
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		2,100	2,334
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		15,100	15,055
Pemex Project Funding Master Trust
8.850% due 09/15/2007		1,040	1,135
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		910	1,039
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	776

			46,570

Mortgage-Backed Securities 2.0%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	$3,153
CS First Boston Mortgage Securities Corp.
5.729% due 05/25/2032 (a)		187	189
3.400% due 08/25/2033 (a)		2,271	2,249
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,160
Impac CMB Trust
3.250% due 07/25/2033 (a)		428	428
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035 (a)		10,100	10,964
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		783	805
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)		48	48
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)		903	903
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)		987	998
3.120% due 12/25/2027 (a)		7,898	7,895
3.387% due 12/25/2040 (a)		504	501
2.997% due 12/25/2044 (a)		5,434	5,446
3.433% due 02/27/2034 (a)		2,169	2,161

			37,900

Municipal Bonds & Notes 2.5%

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,271
5.250% due 07/01/2013		3,500	3,848
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,224
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,464
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	306
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,531
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,543
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,486
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,159
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	828

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  89

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

		Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		$1,300	$1,444
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014		300	342
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		2,000	2,061
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025		3,105	2,887
5.600% due 06/01/2035		400	378
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		800	874
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		3,300	3,591
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	206
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		410	422
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	546
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	443
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		310	330
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		625	641
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		2,000	2,198
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		3,500	3,698
5.500% due 06/01/2014		300	324
5.500% due 06/01/2017		600	650
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		995	1,083
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		200	205

			47,426

		Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)		640	6,848

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,248	2,014

		Principal Amount (000s)

U.S. Government Agencies 4.8%

Fannie Mae
2.970% due 03/25/2034 (a)		$1,565	1,567
3.854% due 08/01/2023 (a)		330	339
4.165% due 11/01/2022 (a)		57	59
4.575% due 01/01/2023 (a)		66	68
4.894% due 12/01/2030 (a)		138	141
5.000% due 08/01/2033-05/12/2035 (c)		33,380	32,675
5.500% due 05/01/2034		275	276
5.755% due 04/01/2032 (a)		261	265
6.500% due 02/01/2026- 11/01/2034 (c)		3,411	3,546
Federal Home Loan Bank
5.660% due 04/26/2006		1,200	1,224
5.665% due 03/22/2006		3,200	3,259
Freddie Mac
3.316% due 06/01/2022 (a)		453	473
9.050% due 06/15/2019		11	11
Government National Mortgage Association
3.375% due 05/20/2022-05/20/2030 (a)(c)		4,158	4,219
3.750% due 07/20/2022-08/20/2027 (a)(c)		1,351	1,368
4.125% due 11/20/2021-11/20/2030 (a)(c)		573	583
Small Business Administration
5.980% due 11/01/2022		7,048	7,371
6.344% due 08/10/2011		4,000	4,174
6.640% due 02/10/2011		2,614	2,746
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,649
5.880% due 04/01/2036		8,145	9,060
5.980% due 04/01/2036		1,855	2,075

			92,148

U.S. Treasury Obligations 4.1%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		17,420	19,466
3.000% due 07/15/2012		9,333	10,275
1.875% due 07/15/2013		519	528
2.000% due 07/15/2014		8,902	9,096
1.625% due 01/15/2015		12,184	12,007
3.625% due 04/15/2028		1,167	1,535
U.S. Treasury Bonds
8.125% due 08/15/2019		10,400	13,995
7.875% due 02/15/2021		5,500	7,346
U.S. Treasury Notes
5.000% due 08/15/2011		1,700	1,767
4.875% due 02/15/2012		1,900	1,963

			77,978

Total United States (Cost $333,560)			338,145

		Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009 9,700			885

Total Purchased Call Options (Cost $502)			885

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		9,700	380

		# of Contracts

Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005		473	3
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		100	1
Strike @ 93.750 Exp. 09/19/2005		716	4

Total Purchased Put Options (Cost $689)			388

		Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 17.2%

Commercial Paper 12.7%

Fannie Mae
2.422% due 04/13/2005		$48,600	48,559
2.390% due 04/15/2005		17,300	17,284
2.580% due 04/27/2005		32,500	32,439
2.515% due 05/19/2005		14,600	14,551
2.485% due 05/25/2005		16,100	16,040
2.695% due 05/25/2005		200	199
2.645% due 06/01/2005		17,800	17,711
2.640% due 06/02/2005		500	497
2.660% due 06/06/2005		6,500	6,465
2.675% due 06/13/2005		8,300	8,250
2.710% due 06/14/2005		3,100	3,081
2.875% due 06/27/2005		800	794
2.990% due 08/08/2005		300	297
General Motors Acceptance Corp.
2.535% due 04/05/2005		2,400	2,399
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		22,400	22,400
UBS Finance, Inc.
2.830% due 04/01/2005		51,400	51,400

			242,366

Repurchase Agreements 1.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2026 valued at $14,311. Repurchase proceeds are $14,001.)		14,000	14,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $5,564. Repurchase proceeds are $5,450.)		5,450	5,450

			19,450

U.K. Treasury Bill 1.2%

1.010% due 04/11/2005	BP	12,000	22,648

U.S. Treasury Bills 2.3%

2.656% due 05/05/2005-06/16/2005 (c)(d)(f)		$44,855	44,627

Total Short-Term Instruments (Cost $329,540)			329,091

Total Investments (e) 102.9% (Cost $1,791,452)			$1,964,155

Written Options (h) (0.1%) (Premiums $2,673)			(1,998)

Other Assets and Liabilities (Net) (2.8%)			(53,042)

Net Assets 100.0%			$1,909,115

90  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $23,876 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $59,106 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $12,051 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	97	$(16)
Eurodollar June Long Futures	06/2005	473	(843)
Eurodollar September Long Futures	09/2005	830	(2,092)
Euro-Bund 10-Year Note Long Futures	06/2005	1,346	1,740
Government of Japan 10-Year Note Long Futures	06/2005	208	3,318
U.S. Treasury 10-Year Note Long Futures	06/2005	2,908	(1,950)
U.S. Treasury 30-Year Bond Short Futures	06/2005	57	95

			$252

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	64,150	$(731)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		36,100	556
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		36,300	(490)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		20,800	408
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	31,900	255
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		17,700	(291)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		800	7
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		400	(6)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	92
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		7,500	(108)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	49
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,100	(57)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	1,700	(20)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/18/2008		18,000	(96)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		4,000	0
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(6)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		9,000	1
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(327)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(3,122)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	24
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(209)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,100	296
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(2)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		13,500	(72)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	14
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	2,846
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(3,216)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(7,848)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(188)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(591)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(491)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(121)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(2,134)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009		11,800,000	419
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(3,111)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		31,000	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		101,800	1,461
Barclays Bank PLC	3-month USD-LIBOR	Receive	6.000%	06/15/2025		12,600	118

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  91

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$123,000	$1,544
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,600	128
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	284,000	(187)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007	142,000	322
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	45,000	706
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012	64,100	606
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	3,500	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	29,100	412
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025	3,600	34
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	37,400	557
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	56,300	839
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	33,400	584

						$(11,146)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	$1,700	$5

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note May Futures	$107.000	04/22/2005	608	$83	$38
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	148	85	5
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	1,026	600	369
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	29	8	12

				$776	$424

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550%	**	05/20/2005	$2,400	$16	$6
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400%	**	06/20/2005	16,000	6	5
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475%	*	06/20/2005	16,000	11	38
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500%	*	06/20/2005	3,000	3	4
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750%	**	08/04/2005	4,100	145	211
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750%	*	08/04/2005	4,100	212	6
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750%	**	08/04/2005	13,600	585	701
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750%	*	08/04/2005	13,600	584	19
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480%	**	04/03/2006	10,000	297	554
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375%	**	12/15/2006	2,900	38	30

						$1,897	$1,574

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	04/13/2035	$64,000	$64,100	$64,220
U.S. Treasury Note	3.000	02/15/2009	161,100	154,977	155,511
U.S. Treasury Note	5.500	05/15/2009	13,500	14,226	14,276
U.S. Treasury Note	3.625	05/15/2013	46,400	44,054	44,231

				$277,357	$278,238

92  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	04/2005	$20	$0	$20
Sell	BP	64,066	04/2005	1,779	(22)	1,757
Buy	BR	3,434	04/2005	50	0	50
Buy		892	05/2005	0	(8)	(8)
Sell	C$	3,206	04/2005	10	0	10
Buy	CP	294,925	06/2005	4	0	4
Buy		75,184	08/2005	0	(1)	(1)
Buy	DK	3,578	06/2005	0	(14)	(14)
Sell		19,320	06/2005	77	0	77
Buy	EC	12,220	04/2005	20	(67)	(47)
Sell		690,510	04/2005	25,966	(22)	25,944
Buy	H$	8,907	04/2005	0	(2)	(2)
Buy	JY	109,551	04/2005	0	(21)	(21)
Sell		16,779,663	04/2005	4,302	0	4,302
Buy	KW	354,105	04/2005	6	0	6
Buy		349,400	05/2005	4	0	4
Buy		1,027,000	06/2005	0	(15)	(15)
Buy	MP	4,400	05/2005	0	(2)	(2)
Buy		3,061	06/2005	2	0	2
Sell	N$	5,468	04/2005	131	0	131
Buy	PN	1,194	05/2005	0	0	0
Buy		1,859	06/2005	0	0	0
Buy	PZ	1,724	05/2005	0	(13)	(13)
Buy		1,730	06/2005	0	(9)	(9)
Buy	RR	9,643	04/2005	3	0	3
Buy		12,830	05/2005	0	0	0
Buy	S$	483	04/2005	0	(4)	(4)
Buy		595	05/2005	0	(2)	(2)
Buy	SV	19,886	05/2005	0	(17)	(17)
Buy	T$	14,910	05/2005	0	0	0
Buy		10,287	06/2005	0	(13)	(13)

				$32,374	$(232)	$32,142

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  93

Schedule of Investments

Global Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.1%

Crusade Global Trust
3.124% due 05/15/2021 (a)		$430	$430
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (a)		243	239
Medallion Trust
2.850% due 07/12/2031 (a)		694	691
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (a)		171	171
Torrens Trust
3.070% due 07/15/2031 (a)		264	265

Total Australia (Cost $1,803)			1,796

AUSTRIA (k) 0.4%

Republic of Austria
5.000% due 01/15/2008	EC	3,000	4,130
5.500% due 01/15/2010		600	862

Total Austria (Cost $3,486)			4,992

BELGIUM (k) 0.2%

Kingdom of Belgium
6.250% due 03/28/2007		1,200	1,667
7.500% due 07/29/2008		900	1,340

Total Belgium (Cost $2,049)			3,007

BRAZIL 0.7%

Republic of Brazil
3.125% due 04/15/2009 (a)		$1,369	1,340
2.125% due 04/15/2012 (a)		88	83
8.000% due 04/15/2014		891	888
10.500% due 07/14/2014		4,800	5,292
8.250% due 01/20/2034		1,400	1,247

Total Brazil (Cost $9,272)			8,850

CANADA (k) 0.4%

Commonwealth of Canada
6.000% due 06/01/2011	C$	800	732
5.250% due 06/01/2013		5,500	4,860

Total Canada (Cost $5,059)			5,592

CAYMAN ISLANDS (k) 0.9%

ASIF II
2.720% due 06/15/2007		4,400	3,636
Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	300,000	2,870
Pylon Ltd.
6.035% due 12/22/2008 (a)	EC	1,500	2,012
Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		$1,000	998
Residential Reinsurance Ltd.
7.810% due 12/01/2005 (a)		400	402
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	43,315	406
Vita Capital Ltd.
4.440% due 01/01/2007 (a)		$1,500	1,503

Total Cayman Islands (Cost $11,586)			11,827

DENMARK (k) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	3,949	716
Unikredit Realkredit
6.000% due 07/01/2029		892	162

Total Denmark (Cost $531)			878

FINLAND (k) 0.1%

Republic of Finland
5.000% due 07/04/2007	EC	1,000	1,365

Total Finland (Cost $988)			1,365

FRANCE (k) 4.2%

Auto Asset-Backed Securities Compartment
2.363% due 10/28/2011 (a)		890	1,139
Axa S.A.
3.750% due 01/01/2017		397	687
Republic of France
3.500% due 01/12/2009		13,800	18,281
4.000% due 04/25/2009		2,260	3,050
4.000% due 10/25/2009		16,080	21,742
5.750% due 10/25/2032		4,800	7,881
4.750% due 04/25/2035		700	1,004
4.000% due 04/25/2055		400	505

Total France (Cost $49,209)			54,289

GERMANY (k) 23.4%

Hypothekenbank in Essen AG
5.500% due 02/20/2007		1,350	1,844
KFW International Finance, Inc.
3.500% due 11/15/2005		5,300	6,925
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		520	712
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	726
Republic of Germany
4.000% due 07/04/2009		2,200	2,970
5.375% due 01/04/2010		1,900	2,717
5.250% due 07/04/2010		21,800	31,197
5.250% due 01/04/2011		14,200	20,428
5.000% due 01/04/2012		25,200	36,033
5.000% due 07/04/2012		26,400	37,802
4.500% due 01/04/2013		7,040	9,799
3.750% due 07/04/2013		2,300	3,041
4.250% due 01/04/2014		20,700	28,285
6.250% due 01/04/2024		5,300	8,905
6.500% due 07/04/2027		18,760	32,909
5.625% due 01/04/2028		14,970	23,848
4.750% due 07/04/2028		1,300	1,850
6.250% due 01/04/2030		14,200	24,543
5.500% due 01/04/2031		6,200	9,815
4.750% due 07/04/2034		10,000	14,363

Total Germany (Cost $275,223)			298,712

IRELAND (k) 0.4%

Celtic Residential Irish Mortgage Securitisation
2.333% due 06/13/2035 (a)		3,566	4,619

Total Ireland (Cost $4,305)			4,619

ITALY (k) 3.1%

First Italian Auto Transaction
2.435% due 07/01/2008 (a)		146	184
Republic of Italy
7.750% due 11/01/2006		3,100	4,349
6.000% due 11/01/2007		14,000	19,637
4.500% due 05/01/2009		4,150	5,704
4.250% due 11/01/2009		2,470	3,375
5.500% due 11/01/2010		1,400	2,030
Siena Mortgage SpA
2.365% due 12/16/2038 (a)		4,400	5,730

Total Italy (Cost $41,686)			41,009

JAPAN (k) 5.0%

Government of Japan
0.700% due 09/20/2008	JY	630,000	5,955
1.400% due 09/20/2011		1,620,000	15,712
1.600% due 09/20/2013		3,440,000	33,340
2.400% due 06/20/2024		250,000	2,518
2.300% due 05/20/2030		540,000	5,164
Xerox Credit Corp.
1.500% due 06/06/2005		100,000	931

Total Japan (Cost $61,627)			63,620

JERSEY, CHANNEL ISLANDS (k) 0.1%

AIG SunAmerica Institutional Funding III Ltd.
2.294% due 07/17/2006 (a)	EC	800	1,037

Total Jersey, Channel Islands (Cost $1,045)			1,037

MEXICO (k) 0.3%

Pemex Project Funding Master Trust
8.850% due 09/15/2007		$480	524
9.375% due 12/02/2008		650	737
United Mexican States
6.750% due 06/06/2006	JY	233,000	2,333

Total Mexico (Cost $2,996)			3,594

NETHERLANDS (k) 1.7%

Delphinus BV
2.426% due 11/28/2031 (a)	EC	5,000	6,501
2.423% due 04/25/2093 (a)		2,000	2,616
Dutch Mortgage-Backed Securities BV
2.382% due 11/02/2034 (a)		727	947
2.385% due 11/20/2035 (a)		3,476	4,538
2.354% due 07/02/2077 (a)		1,153	1,481
2.438% due 10/02/2079 (a)		1,000	1,280
Holland Euro-Denominated Mortgage-Backed Series
2.414% due 04/18/2012 (a)		939	1,223
Kingdom of Netherlands
5.000% due 07/15/2011		2,100	2,989

Total Netherlands (Cost $18,921)			21,575

NEW ZEALAND (k) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	2,307	2,112

Total New Zealand (Cost $1,095)			2,112

94  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$1,170	$1,252

Total Panama (Cost $1,272)			1,252

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		1,300	1,423

Total Peru (Cost $1,434)			1,423

RUSSIA 0.5%

Russian Federation
8.750% due 07/24/2005		2,490	2,531
10.000% due 06/26/2007		1,570	1,731
8.250% due 03/31/2010 (a)		700	756
5.000% due 03/31/2030 (a)		1,100	1,128

Total Russia (Cost $6,222)			6,146

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		1,261	1,331

Total South Africa (Cost $1,366)			1,331

SPAIN (k) 2.3%

Banesto Banco Emisiones
2.205% due 10/04/2006	EC	1,800	2,333
Caja Madrid
2.136% due 05/30/2006 (a)		1,600	2,073
Hipotebansa Mortgage Securitization Fund
2.253% due 01/18/2018 (a)		1,171	1,492
Kingdom of Spain
4.950% due 07/30/2005		880	1,151
5.150% due 07/30/2009		6,140	8,663
4.000% due 01/31/2010		980	1,326
5.750% due 07/30/2032		6,300	10,342
4.200% due 01/31/2037		1,300	1,704

Total Spain (Cost $25,041)			29,084

TUNISIA 0.1%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	106
7.375% due 04/25/2012		600	667

Total Tunisia (Cost $800)			773

UNITED KINGDOM (k) 8.6%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	9,486	12,331
Dolerite Funding PLC
3.130% due 08/20/2032 (a)		$627	627
Haus Ltd.
2.399% due 12/14/2037 (a)	EC	2,713	3,446
Holmes Financing PLC
2.384% due 10/15/2009 (a)		1,800	2,340
2.404% due 07/25/2010 (a)		3,200	4,164
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		2,410	3,415
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		181	229
SRM Investment Ltd.
2.356% due 08/26/2034 (a)		824	1,072
United Kingdom Gilt
5.000% due 03/07/2008	BP	13,400	25,565
5.000% due 03/07/2012		9,100	17,530
8.000% due 09/27/2013		2,100	4,877
5.000% due 09/07/2014		9,300	18,005
4.750% due 09/07/2015		8,300	15,767

Total United Kingdom (Cost $103,297)			109,368

UNITED STATES (k) 17.7%

Asset-Backed Securities 2.2%

AFC Home Equity Loan Trust
3.160% due 12/22/2027 (a)		$87	87
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		85	85
3.260% due 03/25/2033 (a)		96	97
3.210% due 06/25/2034 (a)		2,527	2,536
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (a)		119	119
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
3.790% due 06/25/2029 (a)		252	252
Argent Securities, Inc.
3.100% due 03/25/2034 (a)		280	280
2.960% due 04/25/2034 (a)		320	321
2.960% due 05/25/2034 (a)		324	324
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)		70	70
3.250% due 10/25/2032 (a)		206	207
3.300% due 03/25/2043 (a)		276	276
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)		15	15
2.970% due 07/26/2034 (a)		897	898
Centex Home Equity
3.130% due 01/25/2034 (a)		1,251	1,252
Citibank Credit Card Master Trust
5.750% due 07/16/2007	DM	1,000	706
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)		$559	559
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		115	115
Countrywide Asset-Backed Certificates
2.990% due 09/25/2022 (a)		800	801
Credit-Based Asset Servicing & Securitization LLC
3.190% due 01/25/2032 (a)		50	50
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		71	72
3.180% due 03/25/2034 (a)		1,272	1,273
Fieldstone Mortgage Investment Corp.
3.140% due 01/25/2035 (a)		1,049	1,050
GMAC Mortgage Corp. Loan Trust
3.224% due 11/18/2025 (a)		225	226
GSAMP Trust
2.900% due 03/25/2035 (a)		1,500	1,501
Home Equity Asset Trust
3.310% due 05/25/2033 (a)		566	570
3.000% due 08/25/2034 (a)		915	916
Irwin Home Equity Loan Trust
2.973% due 06/25/2028 (a)		294	295
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)		708	709
3.170% due 06/25/2033 (a)		234	234
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.000% due 10/25/2034 (a)		2,341	2,343
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		35	36
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006 (a)		534	533
Novastar Home Equity Loan
3.125% due 04/25/2028 (a)		347	347
3.280% due 08/25/2028 (a)		196	196
Option One Mortgage Loan Trust
3.100% due 10/12/2032 (a)		117	117
Park Place Securities, Inc.
3.010% due 02/25/2035 (a)		613	613
Provident Bank Home Equity Loan Trust
3.070% due 04/25/2029 (a)		103	103
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		34	34
Residential Asset Mortgage Products, Inc.
2.950% due 04/25/2025 (a)		301	301
3.130% due 06/25/2032 (a)		224	224
Residential Asset Securities Corp.
2.980% due 04/25/2013 (a)		1,713	1,714
2.780% due 07/25/2032 (a)		834	837
Residential Funding Mortgage Securities II, Inc.
2.980% due 07/25/2018 (a)		1,005	1,006
Saxon Asset Securities Trust
3.120% due 01/25/2032 (a)		117	117
3.250% due 12/25/2032 (a)		37	37
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		1,372	1,373
Soundview Home Equity Loan Trust
3.000% due 10/25/2012 (a)		1,324	1,325
Specialty Underwriting & Residential Finance
3.180% due 06/25/2034 (a)		365	366
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		90	90

			27,608

Convertible Bonds & Notes 0.1%

Nextel Communications, Inc.
5.250% due 01/15/2010		900	927

Corporate Bonds & Notes 2.4%

Caesars Entertainment, Inc.
7.875% due 12/15/2005		200	205
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)		1,500	1,499
DaimlerChrysler NA Holding Corp.
3.200% due 03/07/2007		6,700	6,715
EchoStar DBS Corp.
5.810% due 10/01/2008 (a)		200	206
Ford Motor Credit Co.
7.600% due 08/01/2005		2,900	2,931
General Electric Capital Corp.
0.100% due 12/20/2005	JY	300,000	2,798
General Motors Acceptance Corp.
6.750% due 01/15/2006		$1,800	1,813
3.695% due 05/18/2006 (a)		7,385	7,228
7.430% due 12/01/2021		105	106
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005		250	256
HCA, Inc.
7.000% due 07/01/2007		1,500	1,562
J.P. Morgan Chase & Co., Inc.
4.560% due 02/15/2012 (a)		760	792
MetLife, Inc.
3.911% due 05/15/2005		700	701
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		100	114
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		800	889
Morgan Stanley
2.795% due 01/18/2008 (a)		2,100	2,105
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		660	754
UFJ Finance Aruba AEC
6.750% due 07/15/2013		200	216

			30,890

Mortgage-Backed Securities 3.8%

Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		108	109

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  95

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)	Value (000s)
Countrywide Alternative Loan Trust
3.000% due 06/25/2034 (a)	$260	$260
Countrywide Home Loan Mortgage Pass-Through Trust
3.180% due 02/25/2035 (a)	2,343	2,346
2.970% due 03/25/2035 (a)	7,640	7,649
3.170% due 03/25/2035 (a)	2,279	2,280
Countrywide Home Loans, Inc.
4.964% due 09/19/2032 (a)	120	119
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	529	536
5.772% due 05/25/2032 (a)	72	73
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	325	325
6.526% due 08/15/2011 (a)	400	432
GSAMP Trust
3.040% due 10/25/2033 (a)	904	904
Impac Secured Assets CMN Owner Trust
3.040% due 08/25/2034 (a)	2,355	2,357
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	2,300	2,497
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (a)	2,080	2,083
Morgan Stanley Dean Witter Capital I, Inc.
2.950% due 04/15/2016 (a)	3,390	3,397
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	244	250
Sequoia Mortgage Trust
3.200% due 10/19/2026 (a)	1,954	1,957
3.200% due 07/20/2033 (a)	2,998	2,983
Structured Asset Mortgage Investments, Inc.
6.532% due 06/25/2029 (a)	25	25
3.140% due 09/19/2032 (a)	3,569	3,570
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	1,231	1,232
Washington Mutual
1.111% due 05/25/2035 (a)	5,500	5,500
Washington Mutual Mortgage Securities Corp.
5.144% due 10/25/2032 (a)	283	287
3.120% due 12/25/2027 (a)	4,450	4,449
2.960% due 12/25/2044 (a)	2,766	2,773

		48,393

Municipal Bonds & Notes 1.3%

Baltimore County, Maryland General Obligation Bonds, Series 2004
5.000% due 08/01/2012	300	327
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	200	206
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	900	924
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	200	204
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	300	306
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	300	307
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	100	108
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010	500	539
Florida State Department Environmental Protection Preservation Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2011	550	596
Florida State Turnpike Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,445	1,486
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	300	316
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	400	404
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011	800	889
Illinois State General Obligation Bonds, Series 2004-B
5.000% due 03/01/2013	200	215
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	100	103
Irving, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2011	100	108
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	400	413
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	200	218
Los Angeles, California Wastewater System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2032	1,400	1,441
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	930
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	800	862
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	103
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	200	205
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	200	221
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	200	213
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,000	996
New York City, New York Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035	1,200	1,231
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011	800	879
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013	1,400	1,479
5.500% due 06/01/2017	200	217
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	400	435

		16,881

	Shares

Preferred Security 0.1%

DG Funding Trust
3.360% due 12/29/2049 (a)	130	1,391

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	27,803	1,545

	Principal Amount (000s)

U.S. Government Agencies 3.6%

Fannie Mae
0.000% due 06/01/2017	$30,300	15,715
4.369% due 11/01/2023 (a)	27	27
4.425% due 03/01/2024 (a)	28	29
5.000% due 07/01/2018-05/12/2035 (d)	9,165	9,040
5.500% due 10/01/2017	26	35
6.470% due 09/25/2012	1,000	1,109
9.000% due 04/01/2016	52	55
15.750% due 12/01/2011	2	2
Federal Farm Credit Bank
7.530% due 04/15/2009	475	530
Federal Home Loan Bank
5.750% due 08/15/2011	500	530
Federal Housing Administration
7.400% due 02/01/2021	497	499
Freddie Mac
3.463% due 05/01/2023 (a)	141	146
3.839% due 02/01/2029 (a)	784	812
Government National Mortgage Association
3.250% due 01/20/2030 (a)	279	282
3.375% due 05/20/2022-05/20/2030 (a)(d)	1,066	1,082
3.420% due 02/16/2030 (a)	554	559
3.750% due 07/20/2022-09/20/2026 (a)(d)	361	366

96  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
4.125% due 12/20/2023-12/20/2026 (a)(d)		$170	$173
8.500% due 12/15/2029-02/15/2031 (d)		528	575
Small Business Administration
6.640% due 02/01/2011		1,366	1,435
7.640% due 03/10/2010		209	224
Tennessee Valley Authority
4.875% due 12/15/2016		6,700	6,950
5.880% due 04/01/2036		3,900	4,338
7.140% due 05/23/2012		1,000	1,150

			45,663

U.S. Treasury Obligations 4.1%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		9,313	10,406
3.000% due 07/15/2012		8,697	9,574
2.000% due 01/15/2014		1,032	1,057
2.000% due 07/15/2014		5,665	5,788
1.625% due 01/15/2015		7,290	7,185
3.625% due 04/15/2028		236	310
U.S. Treasury Bond
6.625% due 02/15/2027		1,000	1,233
U.S. Treasury Notes
5.000% due 08/15/2011		1,100	1,143
4.875% due 02/15/2012		800	826
4.250% due 11/15/2014		9,500	9,307
U.S. Treasury Strip
0.000% due 02/15/2019 (c)		11,200	5,707

			52,536

Total United States (Cost $223,271)			225,834

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		202	2
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		15	0
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		335	2
Strike @ 93.500 Exp. 09/19/2005		411	5
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 102.000 Exp. 05/20/2005		771	12

Total Purchased Put Options (Cost $25)			21

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 35.2%

Certificates of Deposit 2.2%

Bank of America, N.A.
2.610% due 04/20/2005		$27,200	27,200
2.770% due 06/09/2005		1,200	1,200

			28,400

Commercial Paper 21.2%

Fannie Mae
2.463% due 04/06/2005		900	900
2.422% due 04/13/2005		8,500	8,493
2.390% due 04/15/2005		2,300	2,298
2.580% due 04/27/2005		2,400	2,395
2.635% due 05/11/2005		11,900	11,865
2.645% due 06/01/2005		3,600	3,582
2.694% due 06/01/2005		2,500	2,487
2.732% due 06/01/2005		300	298
2.604% due 06/08/2005		200	199
2.674% due 06/13/2005		15,800	15,704
2.710% due 06/14/2005		13,000	12,920
2.875% due 06/27/2005		2,500	2,482
3.010% due 08/01/2005		8,100	8,014
Federal Home Loan Bank
2.367% due 04/01/2005		33,700	33,700
Ford Motor Credit Co.
2.480% due 04/04/2005		100	100
3.400% due 08/26/2005		6,400	6,317
Freddie Mac
2.815% due 06/07/2005		32,800	32,618
2.710% due 06/17/2005		400	397
3.000% due 08/08/2005		24,200	23,928
Rabobank USA Financial Corp.
2.820% due 04/01/2005		33,700	33,700
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		33,700	33,700
UBS Finance, Inc.
2.470% due 04/14/2005		11,300	11,290
2.785% due 06/15/2005		23,300	23,155

			270,542

Repurchase Agreements 7.9%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 2.625% due 03/15/2009 valued at $76,169. Repurchase proceeds are $74,705.)		74,700	74,700
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $15,102. Repurchase proceeds are $14,804.)		14,803	14,803
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 11/15/2023 valued at $12,246. Repurchase proceeds are $12,001.)		12,000	12,000

			101,503

French Treasury Bill 1.0%

1.010% due 06/30/2005	EC	10,000	12,865

U.S. Treasury Bills 2.9%

2.676% due 05/05/2005-06/16/2005 (d)(e)(g)		$36,870	36,673

Total Short-Term Instruments (Cost $450,084)			449,983

Total Investments (f) 106.0% (Cost $1,303,693)			$1,354,089

Written Options (i) (0.1%) (Premiums $992)			(876)

Other Assets and Liabilities (Net) (5.9%)			(75,969)

Net Assets 100.0%			$1,277,244

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $20,892 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $52,087 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $10,070 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	235	$(418)
Eurodollar September Long Futures	09/2005	728	(1,562)
Euro-Bund 10-Year Note Long Futures	06/2005	1,203	1,542
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	340	0
Euro-Bund Purchased Put Options Strike @ 104.000	09/2005	430	0
Government of Japan 10-Year Note Long Futures	06/2005	129	2,035
U.S. Treasury 10-Year Note Long Futures	06/2005	2,423	(1,257)
U.S. Treasury 30-Year Bond Long Futures	06/2005	620	(636)
U.S. Treasury 5-Year Note Short Futures	06/2005	333	(18)

			$(314)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  97

Schedule of Investments (Cont.)

Global Bond Fund (Unhedged)

March 31, 2005

(h)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	35,800	$(409)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		20,500	314
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		22,100	(300)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		12,600	248
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	20,400	164
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		11,300	(187)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		9,600	88
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		5,400	(86)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,100	49
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,000	(58)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		4,900	33
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,700	(38)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	1,000	(12)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		4,000	0
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	1,400	(4)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		7,800	(7)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		40,500	(287)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,690	(391)
Goldman Sachs & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	14
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		20	0
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		800	(6)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	6.000%	03/15/2031		5,400	(2,032)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,200	159
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	(1)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	24
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	06/17/2010		3,400	1
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		37,300	(4,476)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		22,000	(2,302)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	6,000	(19)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		70,000	(392)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	693,000	(40)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.035%	05/18/2010		360,000	(262)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		1,040,000	(315)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		755,000	(466)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009		8,500,000	302
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,890,000	(2,263)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		770,000	(157)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$31,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		15,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		56,400	796
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		23,800	49
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		76,700	984
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(1,830)
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,000	119
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	3.000%	06/15/2006		184,800	(131)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		92,400	222
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,800	38
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		62,900	630
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		3,500	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		45,500	604
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		500	7
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		34,500	514
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(962)

							$(12,074)

98  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	$800	$2

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note May Futures	$110.000	04/22/2005	143	$55	$40
Put - CBOT U.S. Treasury Note May Futures	107.000	04/22/2005	685	94	43
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	56	39	2
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	278	81	4
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	477	252	171
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	278	73	206

				$594	$466

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550%	**	05/20/2005	$1,500	$10	$4
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400%	**	06/20/2005	11,000	4	3
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475%	*	06/20/2005	11,000	8	26
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500%	*	06/20/2005	2,000	2	2
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750%	**	08/04/2005	3,000	129	155
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750%	*	08/04/2005	3,000	129	4
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480%	**	04/03/2006	3,900	116	216

						$398	$410

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	04/13/2035	$25,300	$25,340	$25,386

(k)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	5,353	04/2005	$0	$(110)	$(110)
Sell		2,414	04/2005	0	(2)	(2)
Buy		2,414	05/2005	3	0	3
Buy	BP	15,920	04/2005	4	(352)	(348)
Sell		2,682	04/2005	0	(38)	(38)
Buy	BR	915	04/2005	13	0	13
Buy		1,095	05/2005	0	(6)	(6)
Buy	C$	19,282	04/2005	0	(60)	(60)
Buy	CP	66,358	05/2005	0	(2)	(2)
Buy		42,331	08/2005	0	0	0
Buy	DK	52,155	06/2005	0	(207)	(207)
Buy	EC	64,580	04/2005	1	(1,994)	(1,993)
Sell		33,280	04/2005	745	0	745
Buy	H$	1,247	04/2005	0	(1)	(1)
Buy	JY	33,959,222	04/2005	0	(6,336)	(6,336)
Sell		11,798	04/2005	3	0	3
Buy	KW	200,853	04/2005	3	0	3
Buy		299,589	05/2005	3	0	3
Buy		529,200	06/2005	0	(8)	(8)
Buy	MP	3,743	05/2005	1	(1)	0
Buy		1,715	06/2005	1	0	1
Sell	N$	2,526	04/2005	61	0	61
Buy	PN	1,168	05/2005	0	0	0
Buy	PZ	970	05/2005	0	(7)	(7)
Buy		605	06/2005	0	(3)	(3)
Buy	RR	5,556	04/2005	2	0	2
Buy		8,826	05/2005	0	0	0
Buy	S$	272	04/2005	0	(2)	(2)
Buy		440	05/2005	0	(2)	(2)
Buy	SK	86,860	06/2005	0	(433)	(433)
Buy	SR	2,632	05/2005	0	(4)	(4)
Buy	SV	13,807	05/2005	0	(11)	(11)
Buy	T$	8,926	05/2005	0	0	0

				$840	$(9,579)	$(8,739)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  99

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.3%

Crusade Global Trust
3.124% due 05/15/2021 (a)		$95	$95
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (a)		49	48
Medallion Trust
2.850% due 07/12/2031 (a)		210	209
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (a)		43	43
Torrens Trust
3.070% due 07/15/2031 (a)		78	78

Total Australia (Cost $474)			473

BELGIUM (i) 1.1%

Kingdom of Belgium
6.250% due 03/28/2007	EC	500	695
7.500% due 07/29/2008		900	1,340

Total Belgium (Cost $1,374)			2,035

BRAZIL 0.8%

Republic of Brazil
3.125% due 04/15/2009 (a)		$424	415
8.840% due 06/29/2009 (a)		200	223
10.500% due 07/14/2014		500	551
8.250% due 01/20/2034		300	267

Total Brazil (Cost $1,507)			1,456

CANADA (i) 0.3%

Commonwealth of Canada
6.000% due 06/01/2011	C$	300	274
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		300	258

Total Canada (Cost $469)			532

CAYMAN ISLANDS (i) 0.4%

Redwood Capital Ltd.
6.410% due 01/01/2006 (a)		$300	300
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	2,103	20
Vita Capital Ltd.
4.442% due 01/01/2007 (a)		$400	401

Total Cayman Islands (Cost $717)			721

DENMARK (i) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	1,055	191
Unikredit Realkredit
6.000% due 07/01/2029		255	46

Total Denmark (Cost$143)			237

FRANCE (i) 9.8%

Axa S.A.
3.750% due 01/01/2017	EC	50	86
Republic of France
4.000% due 10/25/2009		2,260	3,056
4.000% due 04/25/2014		9,000	12,057
5.750% due 10/25/2032		1,300	2,134
4.750% due 04/25/2035		100	143

Total France (Cost $16,422)			17,476

GERMANY (i) 22.8%

KFW International Finance, Inc.
3.500% due 11/15/2005		1,300	1,698
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	123
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	288
Republic of Germany
4.000% due 07/04/2009		100	135
3.500% due 10/09/2009		1,000	1,325
5.250% due 07/04/2010		700	1,002
5.250% due 01/04/2011		6,600	9,495
5.000% due 01/04/2012		800	1,144
5.000% due 07/04/2012		2,600	3,723
3.750% due 07/04/2013		100	132
4.250% due 01/04/2014		4,200	5,739
6.250% due 01/04/2024		600	1,008
6.500% due 07/04/2027		5,000	8,771
5.625% due 01/04/2028		2,040	3,250
6.250% due 01/04/2030		500	864
4.750% due 07/04/2034		1,400	2,011

Total Germany (Cost $36,009)			40,708

IRELAND (i) 0.2%

Emerald Mortgages PLC
2.362% due 10/22/2035 (a)		77	100
Lusitano Mortgages PLC
2.415% due 12/15/2035 (a)		161	210

Total Ireland (Cost $266)			310

ITALY (i) 4.7%

Findomestic Securitization Vehicle SRL
2.436% due 12/20/2008 (a)		900	1,169
First Italian Auto Transaction
2.435% due 07/01/2008 (a)		36	45
Republic of Italy
7.750% due 11/01/2006		700	982
6.000% due 11/01/2007		1,200	1,683
4.500% due 05/01/2009		1,280	1,759
5.500% due 11/01/2010		400	580
Siena Mortgage SpA
2.365% due 12/16/2038 (a)		1,600	2,084

Total Italy (Cost $7,518)			8,302

JAPAN (i) 5.8%

Government of Japan
0.700% due 09/20/2008	JY	310,000	2,930
1.400% due 09/20/2011		270,000	2,619
1.600% due 09/20/2013		290,000	2,811
1.500% due 03/20/2014		120,000	1,148
1.900% due 09/20/2022		50,000	474
2.400% due 06/20/2024		4,000	40
2.300% due 05/20/2030		40,100	383

Total Japan (Cost $10,129)			10,405

MEXICO 0.1%

Pemex Project Funding Master Trust
9.375% due 12/02/2008		$190	215

Total Mexico (Cost $191)			215

NETHERLANDS (i) 2.1%

Delphinus BV
2.426% due 11/28/2031 (a)	EC	500	650
2.423% due 04/25/2093 (a)		500	654
2.412% due 06/25/2066 (a)		403	521
Dutch Mortgage-Backed Securities BV
2.438% due 10/02/2079 (a)		1,000	1,280
Holland Euro-Denominated Mortgage-Backed Series
2.414% due 04/18/2012 (a)		235	306
Kingdom of Netherlands
5.000% due 07/15/2011		200	285

Total Netherlands (Cost $3,529)			3,696

NEW ZEALAND (i) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	430	394

Total New Zealand (Cost $238)			394

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$200	214

Total Panama (Cost $217)			214

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		100	109
9.125% due 02/21/2012		100	113

Total Peru (Cost $226)			222

RUSSIA 0.6%

Russian Federation
8.750% due 07/24/2005		500	508
10.000% due 06/26/2007		280	309
5.000% due 03/31/2030 (a)		200	205

Total Russia (Cost $1,038)			1,022

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		210	222

Total South Africa (Cost $228)			222

SPAIN (i) 3.2%

Hipotebansa Mortgage Securitization Fund
2.284% due 01/18/2018 (a)	EC	110	140
2.263% due 07/18/2022 (a)		313	398
Kingdom of Spain
4.950% due 07/30/2005		220	288
5.150% due 07/30/2009		1,990	2,808
5.750% due 07/30/2032		1,100	1,806
4.200% due 01/31/2037		200	262

Total Spain (Cost $4,518)			5,702

TUNISIA 0.1%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	106

Total Tunisia (Cost $109)			106

100  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
UNITED KINGDOM (i) 10.1%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	459	$597
Dolerite Funding PLC
3.130% due 08/20/2032 (a)		$109	109
Haus Ltd.
2.399% due 12/14/2037 (a)	EC	969	1,231
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		590	836
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		14	18
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,700	5,151
4.000% due 03/07/2009		1,660	3,062
5.000% due 03/07/2012		1,300	2,504
8.000% due 09/27/2013		790	1,835
5.000% due 09/07/2014		200	387
4.750% due 09/07/2015		1,200	2,279

Total United Kingdom (Cost $17,008)			18,009

UNITED STATES (i) 26.9%

Asset-Backed Securities 2.9%

AFC Home Equity Loan Trust
3.160% due 12/22/2027 (a)		$43	43
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		24	24
3.260% due 03/25/2033 (a)		32	32
3.410% due 06/25/2034 (a)		488	490
2.980% due 08/25/2034 (a)		61	61
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (a)		40	40
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
3.790% due 06/25/2029 (a)		41	41
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		61	61
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)		12	12
3.300% due 03/25/2043 (a)		103	104
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)		3	3
2.970% due 07/26/2034 (a)		150	150
Citibank Credit Card Master Trust
4.875% due 04/07/2005 (a)	DM	800	530
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)		$93	93
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		81	81
Countrywide Asset-Backed Certificates
3.110% due 08/25/2032 (a)		88	88
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		23	23
First Alliance Mortgage Loan Trust
3.080% due 12/20/2027 (a)		109	109
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
2.970% due 07/25/2033 (a)		74	74
GSAMP Trust
3.140% due 03/25/2034 (a)		569	569
Home Equity Asset Trust
3.260% due 03/25/2033 (a)		28	28
3.000% due 08/25/2034 (a)		153	153
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)		98	98
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		165	166
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.000% due 11/25/2034 (a)		390	390
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		10	10
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006 (a)		141	140
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		50	50
Renaissance Home Equity Loan Trust
3.350% due 12/25/2033 (a)		123	123
Residential Asset Mortgage Products, Inc.
3.130% due 06/25/2032 (a)		75	75
Residential Asset Securities Corp.
2.980% due 04/25/2013 (a)		285	286
3.080% due 09/25/2031 (a)		99	99
3.100% due 07/25/2032 (a)		222	222
Specialty Underwriting & Residential Finance
3.180% due 06/25/2034 (a)		109	110
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		7	7
Structured Asset Securities Corp.
3.250% due 05/25/2034 (a)		510	513

			5,098

Convertible Bonds & Notes 0.1%

Nextel Communications, Inc.
5.250% due 01/15/2010		200	206

Corporate Bonds & Notes 2.1%

DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)		250	250
Ford Motor Credit Co.
3.750% due 11/16/2006 (a)		500	495
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	849
General Motors Acceptance Corp.
5.250% due 05/16/2005		$500	501
3.920% due 10/20/2005 (a)		500	499
3.695% due 05/18/2006 (a)		300	294
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)		100	104
MetLife, Inc.
3.911% due 05/15/2005		100	100
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		200	222
Pemex Project Funding Master Trust
8.850% due 09/15/2007		140	153
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		100	114
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	75

			3,656

Mortgage-Backed Securities 4.4%

Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	338
Countrywide Alternative Loan Trust
3.000% due 06/25/2034 (a)		33	32
Countrywide Home Loans, Inc.
3.230% due 09/25/2034 (a)		731	732
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		106	107
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		700	738
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	108
GSR Mortgage Loan Trust
3.457% due 06/01/2034 (a)		641	631
Impac CMB Trust
3.250% due 07/25/2033 (a)		73	73
Impac Secured Assets CMN Owner Trust
3.040% due 08/25/2034 (a)		482	482
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035 (a)		600	651
Morgan Stanley Dean Witter Capital I, Inc.
2.950% due 04/15/2016 (a)		678	679
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		52	54
Sequoia Mortgage Trust
3.200% due 07/20/2033 (a)		749	746
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)		3	3
3.140% due 09/19/2032 (a)		714	714
Structured Asset Securities Corp.
3.350% due 07/25/2032 (a)		176	176
Washington Mutual Mortgage Securities Corp.
2.997% due 01/25/2045 (a)		494	495
5.131% due 10/25/2032 (a)		68	69
3.120% due 12/25/2027 (a)		752	752
3.433% due 02/27/2034 (a)		195	194
6.000% due 03/25/2032		24	24

			7,798

Municipal Bonds & Notes 1.5%

California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	205
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	408
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	204
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	108
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		100	108
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	224
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	222
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	109
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	111
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		100	106
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	104

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  101

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)	Value (000s)
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013	$400	$423
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	100	109
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	100	103

		2,748

	Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)	70	749

Preferred Stock 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)	5,025	279

	Principal Amount (000s)

U.S. Government Agencies 4.4%

Fannie Mae
3.100% due 08/25/2030 (a)	$579	579
5.000% due 12/01/2034 (a)	492	495
5.149% due 04/01/2033 (a)	149	150
5.500% due 10/01/2016	92	93
6.470% due 09/25/2012	1,000	1,109
Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,060
Government National Mortgage Association
3.250% due 01/20/2030 (a)	113	114
3.375% due 05/20/2028- 06/20/2030 (a)(c)	497	505
3.420% due 02/16/2030 (a)	158	160
3.470% due 02/16/2030 (a)	164	166
3.750% due 07/20/2022- 09/20/2026 (a)(c)	206	209
4.125% due 11/20/2021- 12/20/2026 (a)(c)	97	100
Small Business Administration
6.640% due 02/10/2011	356	374
Tennessee Valley Authority
4.875% due 12/15/2016	400	415
5.880% due 04/01/2036	1,000	1,112
7.140% due 05/23/2012	1,000	1,150

		7,791

U.S. Treasury Obligations 10.9%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011	2,191	2,448
3.000% due 07/15/2012	954	1,051
2.000% due 01/15/2014	619	634
2.000% due 07/15/2014	1,113	1,137
1.625% due 01/15/2015	999	984
U.S. Treasury Bonds
7.500% due 11/15/2016	5,940	7,449
8.875% due 02/15/2019	1,800	2,548
7.875% due 02/15/2021	900	1,202
U.S. Treasury Notes
5.000% due 08/15/2011	100	104
4.875% due 02/15/2012	200	207
4.250% due 11/15/2014	1,700	1,665

		19,429

Total United States (Cost $47,744)		47,754

	Notional Amount

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC) Strike @ 5.750 Exp. 04/27/2009	400,000	36

Total Purchased Call Options (Cost $21)		36

PURCHASED PUT OPTIONS 0.0%
30-Year Interest Rate Swap (OTC) Strike @ 6.250 Exp. 04/27/2009	400	16

	# of Contracts

Eurodollar September Futures (CME) Strike @ 93.750 Exp. 09/19/2005	47	0
Eurodollar September Futures (CME) Strike @ 93.500 Exp. 09/19/2005	58	1

Total Purchased Put Options (Cost $29)		17

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 13.9%

Commercial Paper 8.9%

Anz (Delaware), Inc.
2.840% due 06/03/2005	$2,000	1,990
Anz National International Ltd.
2.720% due 05/23/2005	2,000	1,992
Bank of Ireland
2.560% due 05/05/2005	1,100	1,097
Barclays U.S. Funding Corp.
2.605% due 04/25/2005	600	599
2.665% due 05/02/2005	100	100
Danske Corp.
2.650% due 05/23/2005	600	598
2.725% due 06/06/2005	100	99
Den Norske Bank ASA
2.655% due 04/25/2005	300	299
ForeningsSparbanken AB
2.840% due 06/01/2005	2,000	1,990
General Electric Capital Corp.
2.540% due 04/12/2005	300	300
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005	600	599
2.665% due 05/23/2005	1,500	1,494
2.850% due 06/24/2005	1,400	1,390
UBS Finance, Inc.
2.510% due 04/27/2005	3,200	3,194
2.670% due 05/25/2005	100	100
2.730% due 06/02/2005	100	99

		15,940

Repurchase Agreement 1.0%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $1,831. Repurchase proceeds are $1,795.)	1,795	1,795

U.K. Treasury Bill 1.3%

1.010% due 04/11/2005	BP 1,200	2,265

U.S. Treasury Bills 2.7%

2.695% due 05/05/2005- 06/16/2005 (c)(d)(f)	$4,835	4,808

Total Short-Term Instruments (Cost $24,853)		24,808

Total Investments (e) 103.8% (Cost $174,977)		$185,072

Written Options (h) (0.1%) (Premiums $289)		(220)

Other Assets and Liabilities (Net) (3.7%)		(6,507)

Net Assets 100.0%		$178,345

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $2,735 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $7,327 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,328 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	44	$(79)
Eurodollar September Long Futures	09/2005	97	(274)
Euro-Bobl 5-Year Note Short Futures	06/2005	14	(11)
Euro-Bund 10-Year Note Long Futures	06/2005	179	229
Government of Japan 10-Year Note Long Futures	06/2005	22	367
U.S. Treasury 10-Year Note Long Futures	06/2005	324	(134)
U.S. Treasury 30-Year Bond Long Futures	06/2005	47	(74)
U.S. Treasury 5-Year Note Short Futures	06/2005	12	1

			$25

102  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,300	$(70)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,600	53
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		3,900	(53)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		2,200	43
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	3,600	27
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(31)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	200	(2)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(1)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	(2)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		4,770	(505)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	2
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	22
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	0
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	1
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	0
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		14,600	(1,754)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,100	(324)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(14)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(113)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	232,000	(13)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	(83)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(68)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009		900,000	32
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(178)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(110)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		3,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		14,200	212
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		300	3
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		13,000	187
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	6
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		11,300	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,500	26
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		4,000	38
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		9,800	94
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		900	13
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		6,900	103

							$(2,458)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	$200	$1

(h) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts		Premium	Value
Call - CBOT U.S. Treasury Note June Futures		$113.000		05/20/2005		11	$6	$0
Call - CBOT U.S. Treasury Note June Futures		115.000		05/20/2005		15	4	0
Put - CBOT U.S. Treasury Bond June Futures		108.000		05/20/2005		53	28	19
Put - CBOT U.S. Treasury Note June Futures		108.000		05/20/2005		3	1	1
Put - CBOT U.S. Treasury Note June Futures		109.000		05/20/2005		15	4	11

							$43	$31

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	JY	200	$1	$1
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005		$2,500	108	130
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005		2,500	107	3
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006		1,000	30	55

							$246	$189

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  103

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

(i) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	5,677	04/2005	$120	$(25)	$95
Buy	BR	179	04/2005	3	0	3
Buy		177	05/2005	0	(1)	(1)
Sell	C$	555	04/2005	2	0	2
Buy	CP	18,098	05/2005	0	(1)	(1)
Buy		8,213	08/2005	0	0	0
Sell	DK	1,696	06/2005	7	0	7
Buy	EC	111	04/2005	0	(4)	(4)
Sell		58,939	04/2005	2,399	0	2,399
Buy	H$	1,239	04/2005	0	0	0
Sell	JY	793,868	04/2005	148	0	148
Buy	KW	34,830	04/2005	1	0	1
Buy		143,100	06/2005	0	(2)	(2)
Buy	MP	817	05/2005	0	0	0
Buy		337	06/2005	0	0	0
Sell	N$	472	04/2005	11	0	11
Buy	PN	319	05/2005	0	0	0
Buy	PZ	172	05/2005	0	(2)	(2)
Buy		72	06/2005	0	0	0
Buy	RR	950	04/2005	0	0	0
Buy		852	05/2005	0	0	0
Buy	S$	53	04/2005	0	0	0
Buy	SR	188	05/2005	0	0	0
Buy	SV	2,983	05/2005	0	(3)	(3)
Buy	T$	328	05/2005	0	0	0

				$2,691	$(38)	$2,653

(j) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	04/13/2035	$3,700	$3,706	$3,712
U.S. Treasury Note	3.000	02/15/2009	3,300	3,174	3,186

				$6,880	$6,898

104  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

GNMA Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 103.0%

Fannie Mae
2.865% due 07/01/2011 (a)	$2,457	$2,451
2.917% due 07/01/2011 (a)	5,884	5,878
5.000% due 03/01/2034	2,619	2,569
5.253% due 03/01/2018 (a)	17	17
5.500% due 12/01/2033- 03/01/2035 (d)	16,000	16,039
6.000% due 05/01/2029- 03/01/2035 (d)	66,004	67,477
9.000% due 07/01/2018	14	16
Federal Housing Administration
8.137% due 09/01/2040	467	459
Freddie Mac
3.251% due 06/01/2030 (a)	31	31
3.363% due 05/01/2019 (a)	19	19
6.708% due 05/01/2031 (a)	73	73
7.500% due 08/15/2029 (b)	68	13
Government National Mortgage Association
0.000% due 03/16/2026 (c)	75	74
3.000% due 01/16/2023	4,835	4,814
3.020% due 01/16/2031- 02/16/2032 (a)(d)	9,119	9,125
3.070% due 08/16/2032 (a)	1,682	1,686
3.120% due 12/16/2026- 08/16/2031 (a)(d)	1,451	1,456
3.220% due 06/16/2027 (a)	2,407	2,414
3.320% due 07/16/2028 (a)	286	289
3.370% due 04/16/2032 (a)	636	643
3.375% due 06/20/2022- 05/16/2027 (a)(d)	1,915	1,946
3.470% due 05/16/2029 (a)	1,885	1,901
3.500% due 02/20/2026- 05/20/2031 (a)(d)	29,537	29,299
3.750% due 07/20/2018- 08/20/2025 (a)(d)	44	44
4.000% due 05/20/2016- 04/20/2023 (d)	18,138	18,097
4.125% due 12/20/2017- 10/20/2030 (a)(d)	34	34
4.500% due 02/20/2018- 03/20/2029 (d)	820	820
5.500% due 03/16/2022- 01/15/2035 (d)	319,652	322,658
6.000% due 11/20/2016- 11/15/2033 (d)	113,863	116,519
6.500% due 12/15/2023- 07/20/2031 (d)	5,334	5,435
7.500% due 10/15/2022- 06/15/2033 (d)	2,703	2,903
Small Business Administration
7.449% due 08/01/2010	201	215

Total U.S. Government Agencies (Cost $619,037)		615,414

MORTGAGE-BACKED SECURITIES 0.8%

Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	195	197
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (a)	560	562
2.511% due 03/25/2032 (a)	434	432
3.079% due 08/25/2033 (a)	811	803
Sequoia Mortgage Trust
3.190% due 06/20/2032 (a)	544	544
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	963	959
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	821	821
3.330% due 03/25/2031 (a)	16	17
3.500% due 08/25/2032 (a)	247	247
3.140% due 01/25/2033 (a)	142	142

Total Mortgage-Backed Securities (Cost $4,736)		4,724

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	20	20
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	86	86
Centex Home Equity
3.150% due 01/25/2032 (a)	84	84
3.110% due 04/25/2032 (a)	101	101
Chase Funding Loan Acquisition Trust
3.090% due 04/25/2031 (a)	93	93
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	327	328
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,639
Countrywide Asset-Backed Certificates
3.110% due 05/25/2032 (a)	36	36
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)	188	188
Home Equity Asset Trust
3.150% due 11/25/2032 (a)	72	72
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	198	199
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (a)	47	48
NPF XII, Inc.
2.532% due 10/01/2003 (e)	300	0
Saxon Asset Securities Trust
3.110% due 08/25/2032 (a)	84	84

Total Asset-Backed Securities (Cost $3,280)		2,978

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	14,850	825

Total Preferred Stock (Cost $743)		825

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 45.4%

Certificates of Deposit 2.9%

Citibank, N.A.
2.675% due 04/29/2005	$6,300	6,300
HSBC Bank USA
2.750% due 06/27/2005	11,300	11,300

		17,600

Commercial Paper 40.0%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005	15,500	15,464
2.855% due 06/03/2005	1,900	1,890
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005	800	799
2.695% due 05/09/2005	4,600	4,587
2.740% due 06/03/2005	6,100	6,068
2.810% due 06/08/2005	3,600	3,580
2.870% due 06/13/2005	2,300	2,286
2.940% due 07/08/2005	300	298
Fannie Mae
2.464% due 04/06/2005	1,900	1,899
2.422% due 04/13/2005	100	100
2.508% due 04/20/2005	12,400	12,383
2.580% due 04/27/2005	6,700	6,688
2.711% due 06/01/2005	1,100	1,094
2.732% due 06/01/2005	600	597
Fortis Funding LLC
2.610% due 04/27/2005	15,500	15,471
Freddie Mac
2.570% due 04/26/2005	15,600	15,572
2.720% due 05/05/2005	700	698
2.670% due 05/27/2005	15,500	15,436
2.790% due 05/31/2005	1,000	995
2.815% due 06/07/2005	1,000	994
2.669% due 06/15/2005	10,200	10,136
2.690% due 06/20/2005	15,500	15,396
2.920% due 06/30/2005	200	199
2.890% due 07/12/2005	400	397
3.020% due 08/09/2005	300	297
General Electric Capital Corp.
2.660% due 04/28/2005	15,300	15,269
HBOS Treasury Services PLC
2.715% due 05/17/2005	15,500	15,446
KFW International Finance, Inc.
2.535% due 04/14/2005	5,800	5,795
2.805% due 07/06/2005	400	397
Rabobank USA Financial Corp.
2.820% due 04/01/2005	16,400	16,400
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005	1,500	1,496
2.700% due 05/27/2005	15,500	15,435
2.880% due 06/09/2005	900	895
TotalFinaElf Capital S.A.
2.830% due 04/01/2005	16,400	16,400
UBS Finance, Inc.
2.830% due 04/01/2005	1,000	1,000
2.675% due 05/26/2005	15,500	15,437
2.730% due 06/02/2005	1,500	1,492

		238,786

Repurchase Agreements 2.1%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $9,268. Repurchase proceeds are $9,101.)	9,100	9,100
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $3,712. Repurchase proceeds are $3,637.)	3,637	3,637

		12,737

U.S. Treasury Bills 0.4%

2.656% due 05/05/2005- 06/16/2005 (d)(f)(h)	2,205	2,194

Total Short-Term Instruments (Cost $271,341)		271,317

Total Investments (g) 149.8% (Cost $899,137)		$895,258

Written Options (j) (0.0%) (Premiums $989)		(225)

Other Assets and Liabilities (Net) (49.8%)		(297,579)

Net Assets 100.0%		$597,454

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Security is in default.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  105

Schedule of Investments (Cont.)

GNMA Fund

March 31, 2005

(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $2,504 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $1,448 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	648	$(718)
U.S. Treasury 10-Year Note Short Futures	06/2005	105	(65)

			$(783)

(i) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	07/01/2011	$8,000	$(244)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,100	103

						$(141)

(j) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures		$113.000		05/20/2005	354	$48	$11
Call - CBOT U.S. Treasury Note June Futures		112.000		05/20/2005	106	16	8
Put - CBOT U.S. Treasury Note June Futures		108.000		05/20/2005	354	164	144
Put - CBOT U.S. Treasury Note June Futures		107.000		05/20/2005	106	38	22

						$266	$185

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000%	**	10/31/2005	$25,000	$420	$35
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000%	*	10/31/2005	25,000	303	5

						$723	$40

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(k) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	04/13/2035	$5,000	$4,889	$4,889
Fannie Mae	6.000	04/13/2035	51,000	52,132	52,092

				$57,021	$56,981

106  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 4.4%

Alderwoods Group, Inc.
4.850% due 08/07/2008 (a)	$61	$62
4.540% due 09/17/2008 (a)	344	349
5.080% due 09/17/2008 (a)	182	185
5.296% due 09/17/2008 (a)	172	175
Ardent Health Services, Inc.
5.250% due 08/15/2011	4,478	4,487
Boise Cascade Corp.
4.844% due 10/29/2011 (a)	5,566	5,677
Borden Chemical, Inc.
5.000% due 09/08/2005	22,300	22,227
Celanese Corp.
5.000% due 01/11/2011	4,000	4,089
Centennial Cellular Operating Co LLC
5.000% due 02/09/2011	5,445	5,550
Centennial Communications
4.920% due 01/20/2011 (a)	2,172	2,214
5.140% due 01/20/2011 (a)	127	129
5.380% due 01/20/2011 (a)	167	170
5.630% due 02/09/2011 (a)	1,504	1,533
Charter Communications Holdings LLC
5.730% due 04/26/2010	3,000	3,010
5.980% due 04/26/2011 (a)	5,829	5,865
Dynegy Holdings, Inc.
6.720% due 05/10/2010 (a)	5,459	5,580
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,953
2.300% due 11/22/2009 (a)	14,250	14,446
5.625% due 11/22/2009 (a)	18,580	18,865
Federal-Mogul Corp.
5.000% due 12/08/2011 (a)	6,975	7,005
General Growth Properties
4.840% due 11/12/2007 (a)	10,987	11,096
4.840% due 11/12/2008 (a)	14,959	15,228
GoodYear Tire
6.790% due 09/30/2007 (a)	10,750	10,841
Graham Packaging Co. LP
5.625% due 09/15/2011	105	107
4.850% due 10/07/2011	3,745	3,827
Graham Packaging Co., Inc.
4.563% due 09/15/2011 (a)	10,115	10,335
Headwaters, Inc.
5.920% due 04/30/2011 (a)	12,953	13,150
10.000% due 04/30/2011 (a)	167	169
Intelsat Ltd.
5.000% due 07/28/2011	3,000	3,048
Invensys PLC
6.091% due 09/30/2009 (a)	2,471	2,518
7.341% due 12/30/2009 (a)	8,000	8,240
ISP Holdings, Inc.
4.688% due 06/04/2011 (a)	2,710	2,745
4.875% due 06/04/2011 (a)	1,178	1,194
Jefferson Smurfit Corp.
2.100% due 11/01/2010	611	624
4.750% due 11/01/2010	1,503	1,533
4.938% due 11/01/2010	1,503	1,533
4.688% due 11/01/2011	2,380	2,428
4.938% due 11/01/2011	1,002	1,023
Nalco Co.
4.850% due 11/01/2010 (a)	1,702	1,738
4.920% due 11/01/2010 (a)	1,502	1,533
5.050% due 11/01/2010 (a)	2,207	2,253
NRG Energy, Inc.
4.000% due 12/08/2007 (a)	2,500	2,542
4.325% due 12/24/2011 (a)	2,188	2,224
4.515% due 12/24/2011 (a)	2,805	2,853
PanAmSat Corp.
5.090% due 08/20/2009 (a)	1,732	1,745
7.000% due 08/20/2009 (a)	1,396	1,407
Qwest Corp.
7.390% due 06/30/2007 (a)	31,200	32,324
6.950% due 06/05/2010 (a)	8,500	8,650
Reliant Resources, Inc.
5.225% due 12/22/2010	1,462	1,481
6.089% due 12/22/2010 (a)	17,538	17,775
RH Donnelley, Inc.
4.310% due 06/30/2011	136	139
4.360% due 06/30/2011	409	417
4.700% due 06/30/2011	546	556
4.760% due 06/30/2011	682	695
4.780% due 06/30/2011	409	417
4.800% due 06/30/2011	136	139
4.810% due 06/30/2011	546	556
4.840% due 06/30/2011	136	139
4.850% due 06/30/2011	920	937
Warner Chilcott Co., Inc.
5.340% due 01/18/2012 (a)	8,537	8,637
Warner Chilcott Corp.
5.340% due 01/18/2012 (a)	3,440	3,480
Warner ChilCott Holdings Co. III Ltd.
5.340% due 01/18/2012 (a)	1,589	1,608

Total Bank Loan Obligations (Cost $286,760)		290,455

CORPORATE BONDS & NOTES 75.7%

Banking & Finance 8.0%

AES Red Oak LLC
8.540% due 11/30/2019	11,096	12,483
Affinia Group, Inc.
9.000% due 11/30/2014	4,800	4,464
Arvin Capital I
9.500% due 02/01/2027	1,500	1,567
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	24,629	28,200
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,977
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,590	44,243
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,157
Borden US Finance Corp.
7.410% due 07/15/2010 (a)	1,900	1,976
9.000% due 07/15/2014	3,600	3,906
Bowater Canada Finance
7.950% due 11/15/2011	12,150	12,666
Cedar Brakes II LLC
9.875% due 09/01/2013	17,100	20,294
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	50	53
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,876
8.900% due 04/01/2007	5,000	5,278
Eircom Funding
8.250% due 08/15/2013	2,650	2,895
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,288
Isles CBO Ltd.
2.975% due 10/27/2010 (a)	1,614	1,418
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	747
10.000% due 06/15/2012 (b)	8,680	5,533
7.630% due 08/15/2012 (b)	3,786	2,277
JSG Funding PLC
9.625% due 10/01/2012	34,546	37,310
K&F Acquisition, Inc.
7.750% due 11/15/2014	8,100	7,897
Kraton Polymers LLC
8.125% due 01/15/2014	12,200	11,620
La Quinta Properties, Inc.
8.875% due 03/15/2011	3,655	3,966
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	31,110	29,943
7.250% due 02/15/2011	80,510	75,478
7.750% due 02/15/2031	5,730	4,870
Refco Finance Holdings LLC
9.000% due 08/01/2012	17,295	18,419
Riggs Capital Trust
8.625% due 12/31/2026 (b)	12,645	14,226
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,035
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	50,152
Salton SEA Funding
7.370% due 05/30/2005	2,280	2,304
Sets Trust
8.850% due 04/02/2007	5,000	5,274
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,968
UGS Corp.
10.000% due 06/01/2012	7,625	8,464
Universal City Development Partners
11.750% due 04/01/2010	20,865	23,890
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	18,616

		523,730

Industrials 51.4%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,313
6.950% due 04/01/2008	6,565	6,499
5.250% due 06/20/2008	5,750	5,405
8.550% due 08/01/2010	4,710	4,804
6.000% due 06/20/2013	31,401	27,319
8.375% due 04/01/2015	3,430	3,353
8.850% due 08/01/2030	13,743	12,953
AES Ironwood LLC
8.857% due 11/30/2025	50,636	57,472
Ahold Finance USA, Inc.
8.250% due 07/15/2010	27,945	30,809
Alderwoods Group, Inc.
7.750% due 09/15/2012	3,050	3,134
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	7,945
8.500% due 12/01/2008	8,880	9,146
6.500% due 11/15/2010	26,280	25,623
9.250% due 09/01/2012	11,525	12,389
7.875% due 04/15/2013	15,320	15,358
7.250% due 03/15/2015	11,325	10,815
American Media Operations, Inc.
10.250% due 05/01/2009	35,954	37,212
American Towers, Inc.
7.250% due 12/01/2011	2,395	2,485
AmeriGas Partners LP
10.000% due 04/15/2006	200	211
8.830% due 04/19/2010	14,524	15,324
8.875% due 05/20/2011	7,965	8,483
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,855
Argo-Tech Corp.
9.250% due 06/01/2011	50	54
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	28,011
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,207
Boise Cascade LLC
5.535% due 10/15/2012 (a)	2,500	2,562
7.125% due 10/15/2014	2,760	2,808
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,265
Boyd Gaming Corp.
7.750% due 12/15/2012	14,622	15,390

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  107

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Buhrmann US, Inc.
7.875% due 03/01/2015	$1,600	$1,562
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)	9,550	10,171
8.000% due 04/15/2012	13,560	14,001
CanWest Media, Inc.
10.625% due 05/15/2011	14,265	15,620
8.000% due 09/15/2012	26,083	27,583
CCO Holdings LLC
8.750% due 11/15/2013	27,605	27,743
Cenveo Corp.
9.625% due 03/15/2012	16,800	17,976
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,417
8.000% due 04/30/2012	10,030	10,030
Charter Communications Operating LLC
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,956	3,148
7.500% due 09/15/2013	1,400	1,484
7.500% due 06/15/2014	19,570	20,793
7.000% due 08/15/2014	9,025	9,341
6.375% due 06/15/2015	125	124
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,100	7,065
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,546
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,368
10.625% due 09/01/2008	14,940	16,061
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,272
10.000% due 03/13/2007	3,500	3,781
Continental Airlines, Inc.
7.461% due 04/01/2015	2,904	2,730
7.373% due 12/15/2015	1,033	865
6.545% due 02/02/2019	6,998	6,827
7.566% due 03/15/2020	3,061	2,576
Crown European Holdings S.A.
9.500% due 03/01/2011	31,550	34,784
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.875% due 12/15/2007	200	209
7.250% due 07/15/2008	1,550	1,597
8.125% due 07/15/2009	13,865	14,697
8.125% due 08/15/2009	11,640	12,338
7.625% due 04/01/2011	54,023	56,454
6.750% due 04/15/2012	13,400	13,367
DaVita, Inc.
6.625% due 03/15/2013	13,040	12,975
7.250% due 03/15/2015	21,200	20,882
Delphi Corp.
6.500% due 05/01/2009	8,930	8,040
6.500% due 08/15/2013	5,950	4,898
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,173	8,798
7.570% due 11/18/2010	5,600	5,223
Dex Media West LLC
8.500% due 08/15/2010	26,245	28,148
9.875% due 08/15/2013	39,024	43,707
DirecTV Holdings LLC
8.375% due 03/15/2013	42,505	46,224
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	5,826
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,040
Dresser, Inc.
9.375% due 04/15/2011	43,890	46,743
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	8,390	8,432
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,771
Dynegy Danskammer& Roseton LLC
7.270% due 11/08/2010	32,700	32,128
7.670% due 11/08/2016	34,790	31,572
Dynegy Holdings, Inc.
9.160% due 07/15/2008 (a)	2,500	2,694
9.875% due 07/15/2010	4,850	5,220
Echostar DBS Corp.
5.750% due 10/01/2008	28,775	28,487
5.810% due 10/01/2008 (a)	8,450	8,693
6.625% due 10/01/2014	2,800	2,720
El Paso CGP Co.
6.500% due 06/01/2008	10,025	9,875
7.625% due 09/01/2008	13,426	13,527
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	3,066
6.950% due 06/01/2028	5,375	4,703
El Paso Corp.
6.750% due 05/15/2009	8,525	8,355
7.000% due 05/15/2011	3,800	3,667
7.875% due 06/15/2012	2,605	2,605
7.375% due 12/15/2012	21,905	21,303
7.800% due 08/01/2031	27,520	26,006
El Paso Production Holding Co.
7.750% due 06/01/2013	13,995	14,240
Encore Acquisition Co.
6.250% due 04/15/2014	5,825	5,854
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	18,110
8.750% due 02/15/2009	28,475	30,682
Exco Resources, Inc.
7.250% due 01/15/2011	3,980	4,060
Exide Technologies
10.500% due 03/15/2013	7,825	7,512
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,757
Ferrellgas Partners LP
6.990% due 08/01/2005 (l)	7,000	7,058
7.080% due 08/01/2006 (l)	5,000	5,081
8.780% due 08/01/2007 (l)	14,000	14,781
7.120% due 08/01/2008 (l)	11,000	11,245
8.870% due 08/01/2009 (l)	7,300	7,956
7.240% due 08/01/2010 (l)	20,000	20,579
8.750% due 06/15/2012	2,150	2,247
Fisher Scientific International, Inc.
8.000% due 09/01/2013	21,635	23,636
6.750% due 08/15/2014	7,000	7,140
Foundation PA Co.al Co.
7.250% due 08/01/2014	2,750	2,805
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	8,765	9,039
6.875% due 07/15/2011	700	724
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	34,935	37,992
Gaylord Entertainment Co.
8.000% due 11/15/2013	2,840	2,954
Gazprom International S.A.
9.625% due 03/01/2013	4,500	5,156
7.201% due 02/01/2020	5,000	5,121
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,123
8.000% due 01/15/2014	950	1,040
7.700% due 06/15/2015	6,550	7,213
8.000% due 01/15/2024	32,380	36,266
7.250% due 06/01/2028	5,925	6,132
8.875% due 05/15/2031	13,320	16,117
Greif, Inc.
8.875% due 08/01/2012	1,925	2,089
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,035
Hanover Equipment Trust
8.500% due 09/01/2008	48,495	50,799
HCA, Inc.
7.875% due 02/01/2011	5,313	5,775
6.300% due 10/01/2012	16,100	16,165
6.250% due 02/15/2013	6,428	6,410
6.750% due 07/15/2013	49,308	50,752
6.375% due 01/15/2015	3,250	3,242
7.190% due 11/15/2015	900	938
HealthSouth Corp.
8.375% due 10/01/2011 (b)	8,900	8,811
7.625% due 06/01/2012 (b)	43,370	41,852
Horizon Lines LLC
9.000% due 11/01/2012	4,550	4,869
Ingles Markets, Inc.
8.875% due 12/01/2011	9,135	9,409
Insight Midwest LP
9.750% due 10/01/2009	30,990	32,501
10.500% due 11/01/2010	19,503	20,966
Invensys PLC
9.875% due 03/15/2011	11,250	11,503
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,711
ITT Corp.
7.375% due 11/15/2015	2,050	2,214
JC Penney Co., Inc.
7.650% due 08/15/2016	7,000	6,685
8.000% due 03/01/2010	7,470	7,507
Jefferson Smurfit Corp.
8.250% due 10/01/2012	4,115	4,249
7.500% due 06/01/2013	2,300	2,300
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,146
K2, Inc.
7.375% due 07/01/2014	650	676
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,628
La Quinta Inns
7.400% due 09/15/2005	4,050	4,111
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,836
Legrand S.A.
8.500% due 02/15/2025	16,525	19,995
Lyondell Chemical Co.
9.875% due 05/01/2007	1,952	2,011
Mandalay Resort Group
9.375% due 02/15/2010	52,722	58,653
7.625% due 07/15/2013	8,485	8,952
MCI, Inc.
7.688% due 05/01/2009	87,638	91,363
8.735% due 05/01/2014	19,030	20,981
Mediacom Broadband LLC
11.000% due 07/15/2013	39,335	42,285
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	3,881
MGM Mirage, Inc.
6.000% due 10/01/2009	1,000	991
8.500% due 09/15/2010	3,730	4,103
8.375% due 02/01/2011	39,130	42,456
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	5,879
6.750% due 02/01/2008	4,555	4,675
Nalco Co.
7.750% due 11/15/2011	22,225	23,225
8.875% due 11/15/2013	10,550	11,341
National Nephrology Associates, Inc.
9.000% due 11/01/2011	1,400	1,559
Newpark Resources, Inc.
8.625% due 12/15/2007	11,860	11,801
Norampac, Inc.
6.750% due 06/01/2013	8,895	9,095
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	944

108  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Northwest Airlines, Inc.
6.841% due 10/01/2012	$5,100	$5,047
6.810% due 02/01/2020	14,233	13,015
Novelis, Inc.
7.250% due 02/15/2015	11,300	11,131
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	7,036
8.750% due 11/15/2012	34,435	37,792
8.250% due 05/15/2013	19,160	20,358
6.750% due 12/01/2014	400	394
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,424
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	43,863
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,886
PQ Corp.
7.500% due 02/15/2013	5,100	5,049
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,432
6.750% due 05/01/2014	4,175	4,196
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,527
8.164% due 05/15/2010 (a)	3,380	3,600
8.875% due 05/15/2011	6,635	6,950
8.000% due 05/15/2013	10,385	10,645
Quebecor Media, Inc.
11.125% due 07/15/2011	34,279	38,050
Qwest Corp.
6.294% due 02/15/2009 (a)	12,000	12,150
7.500% due 02/15/2011	45,765	44,964
9.125% due 03/15/2012	21,000	22,943
7.500% due 02/15/2014	32,095	31,533
Rayovac Corp.
8.500% due 10/01/2013	10,050	10,402
7.375% due 02/01/2015	24,800	23,870
Reddy Ice Group, Inc.
8.875% due 08/01/2011	4,800	5,364
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	2,150	2,161
Rogers Cable, Inc.
6.750% due 03/15/2015	3,900	3,861
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,536
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,766
6.875% due 12/01/2013	1,775	1,859
Safety Kleen Services
9.250% due 06/01/2008 (b)	22,459	90
Seneca Gaming Corp.
7.250% due 05/01/2012	1,280	1,280
SESI LLC
8.875% due 05/15/2011	17,979	19,282
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	16,125	17,012
8.000% due 03/15/2012	11,350	11,634
Six Flags, Inc.
9.750% due 04/15/2013	13,855	12,989
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	20,902
8.375% due 07/01/2012	15,090	15,656
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,976
7.625% due 07/15/2011	24,087	23,906
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	9,207	10,105
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	18,938
6.500% due 02/01/2014	8,165	8,145
Stone Container Finance
7.375% due 07/15/2014	2,625	2,612
Suburban Propane Partners LP
6.875% due 12/15/2013	2,330	2,307
Superior Essex Communications
9.000% due 04/15/2012	4,395	4,483
Telenet Group Holding NV
0.000% due 06/15/2014	1,500	1,142
Tenet Healthcare Corp.
6.375% due 12/01/2011	6,960	6,455
6.500% due 06/01/2012	23,275	21,529
7.375% due 02/01/2013	28,430	26,937
9.875% due 07/01/2014	14,740	15,403
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	35,616
8.625% due 11/15/2014	12,000	11,730
Toys “R” Us, Inc.
7.625% due 08/01/2011	21,100	19,940
7.875% due 04/15/2013	8,325	7,472
TransMontaigne, Inc.
9.125% due 06/01/2010	1,200	1,278
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	16,900
7.000% due 11/15/2013	21,413	21,145
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,140
TRW Automotive, Inc.
9.375% due 02/15/2013	4,565	4,930
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	13,060
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,226	2,071
7.730% due 07/01/2010 (b)	26,671	24,574
7.186% due 04/01/2011 (b)	74	69
6.602% due 09/01/2013 (b)	6,753	6,449
7.783% due 01/01/2014 (b)	212	193
3.140% due 03/02/2049 (a)(b)	4,254	3,932
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	18,058	4,560
9.333% due 01/01/2006 (b)	3,121	1,100
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,594
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	10,064
8.250% due 05/01/2012	21,850	23,762
Warner Chilcott Corp.
8.750% due 02/01/2015	17,125	17,296
Williams Cos., Inc.
7.375% due 11/15/2006	2,600	2,727
8.125% due 03/15/2012	920	1,012
7.625% due 07/15/2019	35,945	39,090
7.875% due 09/01/2021	55,329	60,585
7.750% due 06/15/2031	22,110	23,989
8.750% due 03/15/2032	5,050	6,022
Wynn Las Vegas LLC
6.625% due 12/01/2014	21,275	20,318
Xerox Corp.
7.625% due 06/15/2013	2,000	2,100
Young Broadcasting, Inc.
8.500% due 12/15/2008	7,545	7,941
10.000% due 03/01/2011	22,265	22,877

		3,391,744

Utilities 16.1%

AES Corp.
8.875% due 02/15/2011	18,605	20,233
8.750% due 05/15/2013	63,465	69,494
American Cellular Corp.
10.000% due 08/01/2011	38,475	35,589
American Tower Corp.
7.500% due 05/01/2012	850	867
7.125% due 10/15/2012	22,300	22,300
AT&T Corp.
9.050% due 11/15/2011	50,112	57,190
9.750% due 11/15/2031	8,150	9,984
Cincinnati Bell, Inc.
7.250% due 07/15/2013	31,120	31,120
8.375% due 01/15/2014	24,630	24,384
7.000% due 02/15/2015	6,650	6,351
Citizens Communications Co.
6.250% due 01/15/2013	10,590	10,008
CMS Energy Corp.
8.900% due 07/15/2008	1,485	1,602
7.500% due 01/15/2009	42,405	43,889
7.750% due 08/01/2010	6,226	6,522
Consumers Energy Co.
6.300% due 02/01/2012	4,700	4,573
Dobson Cellular Systems
7.492% due 11/01/2011 (a)	1,750	1,803
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,550
8.625% due 01/15/2022	7,000	7,984
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,185
Homer City Funding LLC
8.734% due 10/01/2026	9,589	11,148
Intelsat Bermuda Ltd.
7.805% due 01/15/2012 (a)	7,150	7,293
8.250% due 01/15/2013	9,865	10,013
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	13,680	14,980
8.625% due 11/14/2011	9,043	10,422
Midwest Generation LLC
8.560% due 01/02/2016	95,755	107,724
8.750% due 05/01/2034	27,450	30,744
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,572
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,725	9,920
8.500% due 09/01/2010	600	633
Nevada Power Co.
5.875% due 01/15/2015	2,530	2,479
New Skies Satellites NV
7.438% due 11/01/2011	4,000	4,100
9.125% due 11/01/2012	900	923
Nextel Communications, Inc.
6.875% due 10/31/2013	61,550	64,474
7.375% due 08/01/2015	35,775	37,966
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,530
NRG Energy, Inc.
8.000% due 12/15/2013	34,550	36,709
PSEG Energy Holdings LLC
7.750% due 04/16/2007	8,470	8,745
8.625% due 02/15/2008	7,325	7,765
10.000% due 10/01/2009	13,800	15,560
8.500% due 06/15/2011	45,910	49,583
Qwest Services Corp.
14.000% due 12/15/2010	6,500	7,556
Reliant Energy, Inc.
9.250% due 07/15/2010	30,485	32,771
9.500% due 07/15/2013	14,450	15,787
6.750% due 12/15/2014	25,900	24,281
Rocky River Realty
8.810% due 04/14/2007 (l)	1,712	1,803
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,690
8.000% due 12/15/2012	12,400	12,803
6.375% due 03/01/2014	8,475	8,263
7.500% due 03/15/2015	6,800	7,055
Rural Cellular Corp.
7.510% due 03/15/2010 (a)	3,000	3,090
8.250% due 03/15/2012	12,605	12,920
South Point Energy
8.400% due 05/30/2012	39,187	36,542
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,261

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  109

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
TECO Energy, Inc.
10.500% due 12/01/2007	$8,500	$9,584
7.500% due 06/15/2010	16,600	17,762
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)	10,000	10,340
Time Warner Telecom, Inc.
9.750% due 07/15/2008	11,267	11,042
10.125% due 02/01/2011	18,250	17,703
9.250% due 02/15/2014	1,500	1,448
Triton PCS Inc.
8.500% due 06/01/2013	14,559	13,467
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (l)	305	314
10.732% due 01/01/2013 (l)	8,006	8,502

		1,071,235

Total Corporate Bonds & Notes (Cost $4,843,312)		4,986,709

MUNICIPAL BONDS & NOTES 0.0%

New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	2,050

Total Municipal Bonds & Notes (Cost $1,919)		2,050

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	45	46

Total U.S. Government Agencies (Cost $47)		46

MORTGAGE-BACKED SECURITIES 0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	23,948	23,916
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027 (b)	4,391	4,109

Total Mortgage-Backed Securities (Cost $25,746)		28,025

ASSET-BACKED SECURITIES 0.1%

Allegheny Energy, Inc.
5.640% due 06/08/2011 (a)	3,529	3,582
6.190% due 06/08/2011 (a)	401	407
6.220% due 06/08/2011 (a)	70	71
Headwaters, Inc.
8.170% due 09/01/2012 (a)	500	517

Total Asset-Backed Securities (Cost $4,529)		4,577

SOVEREIGN ISSUES 8.1%

Republic of Brazil
11.500% due 03/12/2008	12,500	14,144
3.125% due 04/15/2009 (a)	2,118	2,073
10.000% due 08/07/2011	7,635	8,284
11.000% due 01/11/2012	17,200	19,522
3.125% due 04/15/2012 (a)	32,272	30,487
10.250% due 06/17/2013	800	874
8.000% due 04/15/2014	122,605	122,150
10.500% due 07/14/2014	9,700	10,694
12.250% due 03/06/2030	20,200	24,543
8.250% due 01/20/2034	6,000	5,343
11.000% due 08/17/2040	5,000	5,571
Republic of Guatemala
9.250% due 08/01/2013	6,180	7,025
Republic of Panama
9.625% due 02/08/2011	9,050	10,272
9.375% due 07/23/2012	6,610	7,502
7.250% due 03/15/2015	3,500	3,491
10.750% due 05/15/2020	9,125	11,361
8.875% due 09/30/2027	11,425	12,339
9.375% due 04/01/2029	12,575	14,398
Republic of Peru
9.125% due 02/21/2012	48,065	54,313
9.875% due 02/06/2015	16,100	18,676
5.000% due 03/07/2017 (a)	9,476	8,913
Republic of Ukraine
11.000% due 03/15/2007	3,640	3,915
6.875% due 03/04/2011	10,000	10,300
7.650% due 06/11/2013	8,300	8,912
Russian Federation
8.250% due 03/31/2010 (a)	12,500	13,495
5.000% due 03/31/2030 (a)	100,148	102,702

Total Sovereign Issues (Cost $501,338)		531,299

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 3.0%

Aspropulsion Capital BV
9.625% due 10/01/2013EC	1,800	2,613
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014	2,405	3,663
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	6,350	9,092
Cognis GmbH
11.199% due 01/15/2015 (a)(e)	750	911
Crown European Holdings S.A.
10.250% due 03/01/2011	2,000	2,930
Eircom Funding
8.250% due 08/15/2013	3,090	4,546
El Paso Corp.
7.125% due 05/06/2009	18,920	25,139
Fresenius Medical Care
7.375% due 06/15/2011	3,000	4,467
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,870	5,719
JSG Funding PLC
10.125% due 10/01/2012	24,275	35,086
JSG Holding PLC
11.500% due 10/01/2015	5,000	6,453
Kappa Beheer BV
10.625% due 07/15/2009	1,095	1,498
Kronos International, Inc.
8.875% due 06/30/2009	4,075	5,653
Lighthouse International Co. S.A.
8.000% due 04/30/2014	43,225	56,803
Telenet Communications NV
9.000% due 12/15/2013	14,000	20,372
TRW Automotive, Inc.
10.125% due 02/15/2013	9,430	13,770

Total Foreign Currency-Denominated Issues (Cost $164,655)		198,715

	Shares

COMMON STOCKS 0.0%

Communications 0.0%

Dobson Communications Corp. (d)	1,381,277	2,790

Technology 0.0%

Reliant Resources, Inc. - Warrants
Exp. 08/25/2008 (f)	102,821	725

Total Common Stocks (Cost $9,103)		3,515

CONVERTIBLE PREFERRED STOCK 0.1%

Celanese Corp.
4.250% due 12/31/2049	72,500	2,030
Dobson Communications Corp.
6.000% due 08/19/2016	21,975	1,713
PMI Group, Inc.
5.875% due 11/15/2006	20,000	486

Total Convertible Preferred Stock (Cost $5,985)		4,229

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	25,808	27,130
Riggs Capital Trust II
8.875% due 03/15/2027 (b)	15,830,000	17,809

Total Preferred Security (Cost $42,334)		44,939

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 0.8%

Industrials 0.7%

Dimon, Inc.
6.250% due 03/31/2007	$39,277	39,162
Pride International, Inc.
3.250% due 05/01/2033	5,000	5,906
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	1,000	877

		45,945

Utilities 0.1%

AES Corp.
4.500% due 08/15/2005	7,500	7,547

Total Convertible Bonds & Notes (Cost $50,112)		53,492

SHORT-TERM INSTRUMENTS 4.1%

Commercial Paper 3.3%

Delphi Corp.
2.010% due 04/11/2005	4,000	3,998
TotalFinaElf Capital S.A.
2.830% due 04/01/2005	29,400	29,400
UBS Finance, Inc.
2.830% due 04/01/2005	182,100	182,100

		215,498

Repurchase Agreements 0.5%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016-05/15/2020 valued at $26,586. Repurchase proceeds are $26,002.) State Street Bank	26,000	26,000
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $9,425. Repurchase proceeds are $9,239.)	9,238	9,238

		35,238

U.S. Treasury Bills 0.3%

2.699% due 05/05/2005-06/16/2005 (c)(g)(i)	16,830	16,734

Total Short-Term Instruments (Cost $267,477)		267,470

Total Investments (h) 97.4% (Cost $6,203,317)		$6,415,521

Written Options (k) (0.0%) (Premiums $1,730)		(986)

Other Assets and Liabilities (Net) 2.6%		172,040

Net Assets 100.0%		$6,586,575

110  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	The warrants entitle the Fund to purchase 1 share of Reliant Resources, Inc. for every warrant held at U.S. Dollar Strike at $5.09 until August 25, 2008.
(g)	Securities with an aggregate market value of $1,244 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(h)	As of March 31, 2005, portfolio securities with an aggregate market value of $239,264 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $13,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(4,019)
Eurodollar September Long Futures	09/2005	5,866	(16,046)
Euro-Bund 10-Year Note Long Futures	06/2005	775	994
U.S. Treasury 10-Year Note Long Futures	06/2005	3,367	(3,658)

			$(22,729)

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$74,100	$1,695
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	250,000	5,387
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	49,900	1,291
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	118,000	2,849
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	56,700	992

						$12,214

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$46
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	40
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	16,000	(93)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(14)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	(13)
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	0.700%	09/20/2005	10,000	24
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	12
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	(6)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	84
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	60
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	36
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	46
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	171
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	37
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	9
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	13
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	2
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	64
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	8
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	10,000	19
Goldman Sachs & Co.	FirstEnergy Corp. 5.500% due 11/15/2006	Buy	0.350%	12/20/2006	7,500	(24)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	25,000	(558)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  111

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	$20,000	$2,334
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(202)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(190)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(189)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	(527)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(1)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	2
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	65
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	137
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	112
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.750% due 02/15/2011	Sell	1.200%	06/20/2009	5,000	150
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	267
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	148
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	4,500	18
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	(12)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	176
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	69
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(145)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(58)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	370
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,007
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	4,500	(100)

						$4,608

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	2,695	$404	$211
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	546	169	119
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	2,769	983	562
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	472	96	52

				$1,652	$944

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/20/2005	$12,500	$40	$23
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.250	%*	05/20/2005	12,500	38	19

						$78	$42

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090	03/30/2007	08/11/2003	$21,123	$21,157	0.32%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,597	23,916	0.36
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,910	14,781	0.22
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	8,008	7,956	0.12
Ferrellgas Partners LP	6.990	08/01/2005	03/16/2004	6,977	7,058	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,110	11,245	0.17
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,015	20,579	0.31
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,964	5,081	0.08
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,729	1,803	0.03
Tesoro Petroleum Corp.	7.466	07/17/2012	04/10/2003	9,952	10,340	0.16
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,863	8,502	0.13
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	300	314	0.00

				$128,548	$132,733	2.02%

112  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	105,279	04/2005	$219	$(1,591)	$(1,372)
Sell		316,203	04/2005	12,223	(11)	12,212
Buy	JY	6,777,400	04/2005	0	(1,306)	(1,306)

				$12,442	$(2,908)	$9,534

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  113

Schedule of Investments

Investment Grade Corporate Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 86.5%

Banking & Finance 37.2%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$209
American International Group, Inc.
2.875% due 05/15/2008	300	286
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	53
Bank of America Corp.
3.875% due 01/15/2008	50	49
4.875% due 01/15/2013	200	199
5.375% due 06/15/2014	260	265
Bank One Corp.
9.875% due 03/01/2009	50	59
5.250% due 01/30/2013	100	101
BB&T Corp.
6.500% due 08/01/2011	30	33
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	78
5.700% due 11/15/2014	200	206
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244
CIT Group, Inc.
7.750% due 04/02/2012	240	278
Citigroup Capital II
7.750% due 12/01/2036	500	532
Citigroup, Inc.
6.000% due 02/21/2012	190	203
5.625% due 08/27/2012	500	519
Conoco Funding Co.
6.350% due 10/15/2011	100	109
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	130	150
Devon Financing Corp. ULC
7.875% due 09/30/2031	100	125
Fleet National Bank
5.750% due 01/15/2009	175	181
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	400	399
6.500% due 01/25/2007	270	273
7.250% due 10/25/2011	100	99
7.000% due 10/01/2013	200	194
General Electric Capital Corp.
6.125% due 02/22/2011	300	321
5.450% due 01/15/2013	350	360
6.750% due 03/15/2032	400	463
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	300	299
7.750% due 01/19/2010	50	48
7.250% due 03/02/2011	30	28
6.875% due 09/15/2011	50	45
7.000% due 02/01/2012	150	136
6.875% due 08/28/2012	190	170
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	108
5.700% due 09/01/2012	275	284
5.250% due 10/15/2013	300	299
HBOS Capital Funding LP
6.071% due 06/30/2049	300	315
Household Finance Corp.
4.125% due 12/15/2008	100	98
8.000% due 07/15/2010	25	29
7.000% due 05/15/2012	90	100
6.375% due 11/27/2012	35	38
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	400	381
J.P. Morgan Chase & Co.
7.125% due 06/15/2009	100	109
6.625% due 03/15/2012	350	383
5.750% due 01/02/2013	90	94
5.125% due 09/15/2014	100	99
KFW International Finance, Inc.
5.750% due 01/15/2008	30	31
Korea Development Bank
4.750% due 07/20/2009	300	298
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	33
MBNA America Bank N.A.
7.125% due 11/15/2012	145	162
Metlife, Inc.
5.250% due 12/01/2006	300	306
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	152
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	109
5.300% due 03/01/2013	500	504
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	400	453
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	288
Preferred Term Securities XII
3.580% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	30	30
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	267
Rabobank Capital Funding Trust III
5.254% due 12/31/2016 (a)	300	298
RBS Capital Trust I
5.512% due 09/29/2049	100	102
Royal Bank of Scotland PLC
9.118% due 03/31/2049	280	331
UFJ Finance Aruba AEC
6.750% due 07/15/2013	200	216
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	99
Wachovia Bank N.A.
7.800% due 08/18/2010	30	34
Washington Mutual, Inc.
4.000% due 01/15/2009	200	196
Wells Fargo Bank, N.A.
6.450% due 02/01/2011	30	33

		13,172

Industrials 34.0%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102
Albertson’s, Inc.
7.500% due 02/15/2011	100	111
Altria Group, Inc.
7.000% due 07/15/2005	300	303
Amerada Hess Corp.
6.650% due 08/15/2011	100	107
American Airlines, Inc.
6.978% due 04/01/2011	120	122
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	27
6.875% due 05/01/2012	300	328
7.700% due 05/01/2032	100	119
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33
British Sky Broadcasting PLC
8.200% due 07/15/2009	100	113
Caesars Entertainment, Inc.
7.000% due 04/15/2013	300	323
Canadian National Railway Co.
4.400% due 03/15/2013	80	77
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	102
5.850% due 02/01/2035	200	199
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	174
Centex Corp.
7.500% due 01/15/2012	30	34
Chesapeake Energy Corp.
6.375% due 06/15/2015	100	99
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	99
5.750% due 01/15/2013	100	99
Clorox Co.
3.125% due 12/14/2007 (a)	30	30
Columbia Energy Group
6.800% due 11/28/2005	100	102
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	324
8.875% due 05/01/2017	35	44
Comcast Corp.
5.300% due 01/15/2014	100	99
ConocoPhillips
8.750% due 05/25/2010	100	118
4.750% due 10/15/2012	30	30
Continental Airlines, Inc.
6.320% due 11/01/2008	50	49
6.503% due 06/15/2011	100	96
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	100
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	100	101
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	160	149
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	32
DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)	200	200
7.300% due 01/15/2012	100	109
DaVita, Inc.
6.625% due 03/15/2013	100	99
Delta Air Lines, Inc.
7.379% due 05/18/2010	61	58
Devon Financing Corp. ULC
6.875% due 09/30/2011	100	110
Domtar, Inc.
7.875% due 10/15/2011	30	33
DR Horton, Inc.
5.625% due 09/15/2014	200	191
Duke Energy Corp.
5.625% due 11/30/2012	100	103
Electronic Data Systems Corp.
7.125% due 05/15/2005	200	201
EnCana Corp.
4.750% due 10/15/2013	100	98
Enterprise Products Operating LP
5.600% due 10/15/2014	300	297
Gazprom International S.A.
7.201% due 02/01/2020	100	102
Georgia-Pacific Corp.
7.500% due 05/15/2006	200	205
Halliburton Co.
4.160% due 10/17/2005 (a)	200	201
3.450% due 01/26/2007 (a)	100	100
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	102
5.375% due 12/15/2013	100	99
HCA, Inc.
6.950% due 05/01/2012	100	104
Hilton Hotels Corp.
7.625% due 05/15/2008	80	86
8.250% due 02/15/2011	30	35
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	240	254

114  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$100	$100
International Business Machines Corp.
8.375% due 11/01/2019		30	38
International Paper Co.
6.750% due 09/01/2011		200	220
ITT Corp.
6.750% due 11/15/2005		30	30
JetBlue Airways Corp.
7.260% due 03/15/2008 (a)		97	100
KB Home
6.375% due 08/15/2011		100	102
5.750% due 02/01/2014		100	96
Kern River Funding Corp.
4.893% due 04/30/2018		74	73
Kerr-McGee Corp.
5.375% due 04/15/2005		200	200
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100	111
Kinder Morgan, Inc.
6.500% due 09/01/2012		40	43
Kraft Foods, Inc.
6.250% due 06/01/2012		250	269
Kroger Co.
5.500% due 02/01/2013		100	102
Lenfest Communications, Inc.
8.375% due 11/01/2005		100	102
Marriott International, Inc.
6.875% due 11/15/2005		300	306
MeadWestvaco Corp.
6.850% due 04/01/2012		110	123
MGM Mirage, Inc.
6.000% due 10/01/2009		200	198
8.500% due 09/15/2010		100	110
News America, Inc.
5.300% due 12/15/2014		100	98
Northwest Airlines Corp.
7.575% due 03/01/2019		88	89
Occidental Petroleum Corp.
6.750% due 01/15/2012		100	111
Packaging Corp. of America
5.750% due 08/01/2013		100	99
Peabody Energy Corp.
6.875% due 03/15/2013		100	103
Pioneer Natural Resources Co.
6.500% due 01/15/2008		100	105
Pulte Homes, Inc.
7.875% due 08/01/2011		200	224
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	110
Station Casinos, Inc.
6.000% due 04/01/2012		100	100
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		65	71
Telus Corp.
8.000% due 06/01/2011		30	35
Time Warner, Inc.
8.110% due 08/15/2006		100	105
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	35
Transocean, Inc.
7.500% due 04/15/2031		100	124
Tyco International Group S.A.
6.375% due 06/15/2005		100	100
6.375% due 10/15/2011		120	128
United Airlines, Inc.
7.186% due 04/01/2011 (b)		74	69
10.125% due 03/22/2015 (b)		100	40
USX Corp.
6.850% due 03/01/2008		30	32
Valero Energy Corp.
6.125% due 04/15/2007		100	103
Viacom, Inc.
7.750% due 06/01/2005		265	267
5.625% due 08/15/2012		200	203
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	33
Walt Disney Co.
6.375% due 03/01/2012		100	108
Waste Management, Inc.
7.650% due 03/15/2011		50	57
7.100% due 08/01/2026		10	11
Weyerhaeuser Co.
6.750% due 03/15/2012		150	165
Wyeth
4.375% due 03/01/2008		100	99
XTO Energy, Inc.
7.500% due 04/15/2012		100	115

			12,034

Utilities 15.3%

Appalachian Power Co.
3.600% due 05/15/2008		100	97
AT&T Corp.
9.050% due 11/15/2011		100	114
BellSouth Corp.
5.200% due 09/15/2014		300	297
5.200% due 12/15/2016		100	98
British Telecom PLC
7.875% due 12/15/2005		30	31
Carolina Power & Light Co.
7.500% due 04/01/2005		100	100
Cingular Wireless LLC
6.500% due 12/15/2011		50	54
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	111
Consumers Energy Co.
5.375% due 04/15/2013		100	101
Duke Energy Corp.
6.250% due 01/15/2012		130	139
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	146
4.875% due 11/01/2011		100	99
France Telecom S.A.
7.450% due 03/01/2006		100	103
8.000% due 03/01/2011		130	149
GTE South, Inc.
6.125% due 06/15/2007		30	31
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	158
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	215
Monongahela Power Co.
7.360% due 01/15/2010		100	108
Niagara Mohawk Power Corp.
6.625% due 07/01/2005		50	50
7.750% due 05/15/2006		30	31
7.750% due 10/01/2008		30	33
Ohio Edison Co.
5.647% due 06/15/2009		100	103
5.450% due 05/01/2015		100	100
Pepco Holdings, Inc.
6.450% due 08/15/2012		100	108
PNPP II Funding Corp.
8.510% due 11/30/2006		65	67
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	195
Progress Energy, Inc.
6.850% due 04/15/2012		200	218
PSEG Power LLC
3.750% due 04/01/2009		100	96
6.950% due 06/01/2012		200	222
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		62	61
SBC Communications, Inc.
5.100% due 09/15/2014		300	293
4.206% due 06/05/2021		100	100
Sprint Capital Corp.
6.000% due 01/15/2007		40	41
8.375% due 03/15/2012		300	351
System Energy Resources, Inc.
4.875% due 10/01/2007		100	101
Tampa Electric Co.
6.875% due 06/15/2012		100	111
TXU Corp.
4.800% due 11/15/2009		100	97
TXU Energy Co.
7.000% due 03/15/2013		200	219
Verizon New England, Inc.
6.500% due 09/15/2011		200	214
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	204
Virginia Electric & Power Co.
5.750% due 03/31/2006		100	102
5.375% due 02/01/2007		80	82
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	34

			5,414

Total Corporate Bonds & Notes (Cost $30,936)			30,620

U.S. TREASURY OBLIGATIONS 0.9%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007		301	318

Total U.S. Treasury Obligations (Cost $316)			318

SOVEREIGN ISSUES 4.2%

Republic of Brazil
3.125% due 04/15/2009 (a)		53	52
3.125% due 04/15/2012 (a)		44	42
8.000% due 04/15/2014		240	239
Republic of Croatia
3.813% due 07/31/2010 (a)		38	38
Republic of Panama
9.625% due 02/08/2011		100	113
Republic of South Africa
9.125% due 05/19/2009		30	34
7.375% due 04/25/2012		90	99
Russian Federation
10.000% due 06/26/2007		83	91
5.000% due 03/31/2030 (a)		250	256
United Mexican States
8.375% due 01/14/2011		370	422
8.300% due 08/15/2031		80	92

Total Sovereign Issues (Cost $1,421)			1,478

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 2.4%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	164
France Telecom S.A.
7.000% due 03/14/2008		90	129
HSBC Holdings PLC
5.375% due 12/20/2012		60	87
Republic of Germany
4.750% due 07/04/2034		270	388
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	43

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  115

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	50	$43

Total Foreign Currency-Denominated Issues (Cost $808)			854

	Shares

CONVERTIBLE PREFERRED STOCK 0.5%

General Motors Corp.
6.250% due 07/15/2033		8,000	166

Total Convertible Preferred Stock (Cost $200)			166

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 3.1%

French Treasury Bill 2.6%

1.010% due 06/16/2005	EC	710	917

U.S. Treasury Bills 0.5%

2.687% due 05/05/2005- 06/16/2005 (d)(f)		$200	199

Total Short-Term Instruments (Cost $1,112)			1,116

Total Investments (e) 97.6% (Cost $34,793)			$34,552

Written Options (h) (0.0%) (Premiums $15)			(14)

Other Assets and Liabilities (Net) 2.4%			866

Net Assets 100.0%			$35,404

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $99 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	40	$(10)
Eurodollar June Long Futures	06/2005	20	(39)
Eurodollar December Long Futures	12/2005	20	(34)
Euribor Written Put Options Strike @ 97.250	12/2005	12	3
U.S. Treasury 30-Year Bond Long Futures	06/2005	46	(74)

			$(154)

(g)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	04/2005	$0	$0	$0
Buy		21	05/2005	0	0	0
Buy		30	06/2005	0	0	0
Sell	C$	100	04/2005	0	0	0
Buy	CP	6,177	05/2005	0	0	0
Buy		6,060	06/2005	0	0	0
Buy		1,264	08/2005	0	0	0
Sell	EC	595	04/2005	18	0	18
Sell		710	06/2005	0	(3)	(3)
Buy	H$	78	04/2005	0	0	0
Buy	KW	11,610	04/2005	0	0	0
Buy		8,200	05/2005	0	0	0
Buy		11,800	06/2005	0	0	0
Buy	MP	112	05/2005	0	0	0
Buy		338	06/2005	0	0	0
Buy	PN	35	05/2005	0	0	0
Buy		35	06/2005	0	0	0
Buy	PZ	33	05/2005	0	0	0
Buy		33	06/2005	0	0	0
Buy	RP	907	06/2005	0	0	0
Buy		288	04/2005	0	0	0
Buy		200	05/2005	0	0	0
Buy		305	06/2005	0	0	0
Buy	S$	17	04/2005	0	0	0
Buy		12	05/2005	0	0	0
Buy		18	06/2005	0	0	0
Buy	SV	1,163	05/2005	0	(1)	(1)
Buy		335	06/2005	0	0	0
Buy	T$	240	05/2005	0	0	0
Buy		333	06/2005	0	0	0

				$18	$(4)	$14

116  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	10	$1	$0
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	15	4	0
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	10	3	4
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	5	1	1
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	10	6	8

				$15	$13

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	$500	$0	$0
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	500	0	1

						$0	$1

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(1)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$1,400	3
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,540	81

							$88

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	300	1
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006 due 01/29/2033	Sell	0.350%	03/20/2010	200	0
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	0.250%	03/20/2007	300	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1

						$4

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  117

Schedule of Investments

Long-Term U.S. Government Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.0%

Banking & Finance 6.0%

Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$102
Allstate Life Global Funding Trusts
2.760% due 01/25/2008 (a)	2,200	2,200
Bank One Corp.
6.500% due 02/01/2006	150	153
Bayerische Landesbank Girozentrale
6.625% due 06/25/2007	250	262
General Electric Capital Corp.
2.980% due 03/04/2008 (a)	10,000	10,001
Inter-American Development Bank
6.625% due 03/07/2007	340	357
International Bank for Reconstruction & Development
7.625% due 01/19/2023	19,296	25,308
J.P. Morgan Chase & Co.
5.250% due 05/30/2007	50	51
Morgan Stanley Dean Witter & Co.
5.800% due 04/01/2007	100	103
Postal Square LP
6.500% due 06/15/2022	1,696	1,826
Pricoa Global Funding I
2.780% due 01/25/2008 (a)	2,200	2,201
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,035
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,428	8,244
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	4,400	4,400
Wells Fargo & Co.
5.125% due 02/15/2007	250	255

		56,498

Utilities 0.0%

GTE Corp.
7.510% due 04/01/2009	100	110

Total Corporate Bonds & Notes (Cost $55,494)		56,608

MUNICIPAL BONDS & NOTES 1.9%

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,159
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,828
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	410
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,237
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	604
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,552
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,142
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,731
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,044

Total Municipal Bonds & Notes (Cost $17,224)		17,707

U.S. GOVERNMENT AGENCIES 19.4%

Fannie Mae
0.000% due 03/25/2009 (b)	870	817
2.125% due 02/10/2006	7,000	6,910
3.450% due 10/25/2017 (a)	492	497
3.551% due 10/01/2024 (a)	413	419
3.750% due 04/25/2032 (a)	441	450
3.866% due 11/01/2023 (a)	660	675
3.970% due 08/01/2026 (a)	50	51
4.033% due 04/01/2028 (a)	330	336
4.277% due 02/01/2028 (a)	57	58
4.476% due 05/01/2025 (a)	118	124
4.487% due 10/01/2024 (a)	7	7
4.500% due 02/25/2008-10/25/2034 (f)	13,299	12,254
4.723% due 12/01/2027 (a)	356	369
5.420% due 04/04/2007	3,500	3,501
5.500% due 02/15/2006-03/01/2035 (f)	12,901	12,941
6.000% due 05/17/2027	2,500	2,572
6.250% due 12/25/2013	9	9
6.500% due 07/01/2005-01/25/2024 (f)	657	698
6.750% due 06/25/2032	4,786	4,984
6.900% due 05/25/2023	546	571
6.950% due 07/25/2020	164	172
7.000% due 04/25/2022-05/18/2027 (f)	4,996	5,274
7.348% due 01/01/2026 (a)	20	21
7.500% due 07/01/2032	44	47
7.800% due 10/25/2022	77	82
9.000% due 08/01/2021-06/01/2027 (f)	343	377
14.600% due 09/25/2007 (c)	0	3
1197.968% due 08/25/2007 (c)	1	7
Federal Farm Credit Bank
2.125% due 08/15/2005	1,300	1,296
5.750% due 12/07/2028	500	538
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,257
5.120% due 01/10/2013	6,500	6,490
5.500% due 04/17/2006	12,000	12,213
Federal Housing Administration
1.000% due 10/01/2022	205	207
3.000% due 11/25/2019	578	575
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	2,067	2,051
7.430% due 02/25/2023-06/01/2024 (f)	2,790	2,814
Freddie Mac
2.950% due 10/25/2032 (a)	461	461
3.310% due 06/15/2030 (a)	282	283
3.421% due 06/01/2022 (a)	14	15
3.736% due 10/01/2026 (a)	66	68
3.880% due 10/25/2023	195	194
4.214% due 01/01/2028 (a)	68	70
4.295% due 01/01/2028 (a)	475	489
4.603% due 09/01/2027 (a)	175	178
4.714% due 05/01/2022 (a)	13	13
5.000% due 06/15/2013	2,057	2,074
5.078% due 12/01/2024 (a)	139	142
5.500% due 02/15/2016-06/15/2034 (f)	17,926	16,876
6.000% due 04/15/2034	5,988	5,705
6.250% due 09/15/2023	5,000	5,209
6.500% due 11/15/2008 (c)	136	10
6.500% due 11/15/2023-10/25/2043 (f)	3,631	3,771
7.000% due 12/15/2023 (c)	114	13
7.000% due 09/01/2007-01/15/2024 (f)	948	989
7.450% due 03/25/2022	58	58
7.511% due 02/01/2028 (a)	336	341
Government National Mortgage Association
3.375% due 02/20/2017-05/20/2030 (a)(f)	4,793	4,868
3.500% due 03/20/2021 (a)	49	49
3.750% due 09/20/2017-09/20/2026 (a)(f)	1,192	1,206
4.125% due 12/20/2017-11/20/2027 (a)(f)	798	812
5.000% due 04/20/2034	23,553	20,813
5.500% due 02/20/2033	2,000	1,994
6.000% due 08/20/2033	2,213	2,282
7.000% due 03/16/2029	380	406
Overseas Private Investment Corp.
0.000% due 08/15/2007	9,130	9,744
2.360% due 08/15/2007	1,563	1,540
Small Business Administration
5.240% due 08/01/2023	7,445	7,545

Total U.S. Government Agencies (Cost $179,405)		182,894

U.S. TREASURY OBLIGATIONS 19.3%

Treasury Inflation Protected Security (e)
2.375% due 01/15/2025	15,275	16,436
U.S. Treasury Bonds
8.875% due 02/15/2019	22,300	31,568
8.750% due 08/15/2020	2,800	3,994
8.125% due 08/15/2021	1,300	1,781
8.000% due 11/15/2021	1,200	1,630
6.250% due 08/15/2023	792	922
6.500% due 11/15/2026	1,000	1,214
5.375% due 02/15/2031	74,800	81,547
U.S. Treasury Notes
6.750% due 05/15/2005	2,100	2,111
3.500% due 11/15/2006	1,015	1,012
3.250% due 08/15/2007	1,590	1,569
3.000% due 02/15/2009	10,100	9,716
3.875% due 05/15/2009	7,600	7,538
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	40,600	20,687

Total U.S. Treasury Obligations (Cost $180,500)		181,725

MORTGAGE-BACKED SECURITIES 8.4%

Bank of America Mortgage Securities, Inc.
5.577% due 10/20/2032 (a)	1,514	1,527
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033 (a)	478	483
5.369% due 04/25/2033 (a)	1,044	1,042
4.883% due 01/25/2034 (a)	1,333	1,332
Bear Stearns Mortgage Securities, Inc.
3.957% due 06/25/2030 (a)	154	157
Commercial Mortgage Pass-Through Certificates
2.990% due 03/15/2020 (a)	4,100	4,101
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,429	5,030
3.060% due 05/25/2035 (a)	5,200	5,180

118  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (a)	$8,632	$8,643
3.140% due 04/25/2035 (a)	2,983	2,987
Countrywide Home Loans, Inc.
5.631% due 09/19/2032 (a)	677	667
6.000% due 02/25/2033	854	860
CS First Boston Mortgage Securities Corp.
3.400% due 04/25/2033 (a)	955	957
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011 (a)	2,759	2,805
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	680	681
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	758	758
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	4,300	4,302
Impac CMB Trust
5.249% due 09/25/2034	6,546	6,534
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,086	1,079
Residential Accredit Loans, Inc.
3.250% due 01/25/2033 (a)	606	607
3.250% due 03/25/2033 (a)	1,359	1,360
Residential Asset Securitization Trust
5.500% due 07/25/2033	2,301	2,305
Sequoia Mortgage Trust
3.190% due 06/20/2032 (a)	2,285	2,283
3.200% due 07/20/2033 (a)	4,164	4,143
Structured Asset Mortgage Investments, Inc.
3.477% due 02/25/2030 (a)	89	89
3.270% due 10/19/2033 (a)	1,791	1,793
Structured Asset Securities Corp.
6.250% due 01/25/2032	33	33
3.350% due 07/25/2032 (a)	2,611	2,617
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	2,821	2,820
1.000% due 05/25/2035 (a)	3,800	3,800
2.997% due 01/25/2045 (a)	7,904	7,922

Total Mortgage-Backed Securities (Cost $79,135)		78,897

ASSET-BACKED SECURITIES 3.9%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	120	120
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	103	103
Bayview Financial Acquisition Trust
3.300% due 05/28/2034 (a)	1,129	1,133
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)	464	464
3.350% due 11/25/2042 (a)	4,745	4,768
Chase Funding Mortgage Loan Asset-Backed Certificates
3.100% due 10/25/2031 (a)	449	449
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (a)	147	147
3.110% due 05/25/2032 (a)	49	49
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
2.820% due 03/25/2034 (a)	978	975
Fremont Home Loan Trust
2.960% due 01/25/2035 (a)	4,355	4,359
2.950% due 06/25/2035 (a)	2,900	2,899
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	1,389	1,393
IMC Home Equity Loan Trust
3.210% due 03/25/2027 (a)	6	6
Long Beach Mortgage Loan Trust
3.170% due 06/25/2033 (a)	585	586
2.970% due 07/25/2034 (a)	2,602	2,604
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	97
Merrill Lynch Mortgage Investors, Inc.
3.210% due 06/25/2034 (a)	508	508
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)	324	325
NPF XII, Inc.
2.233% due 10/01/2003 (d)	3,000	235
Residential Asset Mortgage Products, Inc.
3.000% due 11/25/2024 (a)	5,300	5,290
Residential Asset Securities Corp.
2.960% due 04/25/2025 (a)	7,763	7,770
3.120% due 04/25/2032 (a)	1,196	1,200
SMS Student Loan Trust
3.439% due 10/27/2025 (a)	874	876

Total Asset-Backed Securities (Cost $38,737)		36,356

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	22,800	10

Total Purchased Call Options (Cost $85)		10

PURCHASED PUT OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	22,800	171

	# of Contracts

Eurodollar September Futures (CME)
Strike @ 95.500 Exp. 09/19/2005	75	3
Strike @ 95.000 Exp. 09/19/2005	1,410	17
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 103.000 Exp. 05/20/2005	300	4
Strike @ 102.000 Exp. 05/20/2005	240	4
Strike @ 101.000 Exp. 05/20/2005	300	5

Total Purchased Put Options (Cost $126)		204

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 49.2%

Certificates of Deposit 7.0%

Bank of America, N.A.
2.480% due 04/06/2005	$7,800	7,800
2.770% due 06/09/2005	14,100	14,100
Citibank New York N.A.
2.675% due 04/29/2005	22,100	22,100
2.680% due 05/04/2005	200	200
Wells Fargo Bank, N.A.
2.790% due 04/08/2005	21,600	21,600

		65,800

Commercial Paper 17.5%

Fannie Mae
2.463% due 04/06/2005	2,500	2,499
2.422% due 04/13/2005	100	100
2.390% due 04/15/2005	7,500	7,493
2.470% due 04/20/2005	400	399
2.580% due 04/27/2005	9,500	9,482
2.635% due 05/11/2005	500	498
2.482% due 05/25/2005	12,100	12,050
2.695% due 05/25/2005	300	299
2.645% due 06/01/2005	1,400	1,393
2.711% due 06/01/2005	1,400	1,393
2.674% due 06/13/2005	1,600	1,590
2.683% due 06/13/2005	24,500	24,351
3.010% due 08/01/2005	300	297
Freddie Mac
2.367% due 04/01/2005	1,300	1,300
2.380% due 04/01/2005	8,100	8,100
2.385% due 04/04/2005	1,900	1,900
2.655% due 05/17/2005	23,500	23,420
2.815% due 06/07/2005	5,300	5,271
2.669% due 06/15/2005	23,900	23,751
2.710% due 06/17/2005	8,100	8,048
2.688% due 06/21/2005	500	497
3.000% due 08/08/2005	16,500	16,315
General Electric Capital Corp.
2.660% due 04/28/2005	14,400	14,371

		164,817

Repurchase Agreements 22.5%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $11,529. Repurchase proceeds are $11,303.)	11,302	11,302
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 6.750% due 05/15/2005 valued at $8,094 and U.S. Treasury Strips 0.000% due 08/15/2015 valued at $35,782. Repurchase proceeds are $43,003.)	43,000	43,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2024-08/15/2025 valued at $160,585. Repurchase proceeds are $157,711.)	157,700	157,700

		212,002

U.S. Treasury Bills 2.2%

2.597% due 05/05/2005- 06/16/2005 (f)(h)	20,630	20,509

Total Short-Term Instruments (Cost $463,188)		463,128

Total Investments (g) 108.1% (Cost $1,013,894)		$1,017,529

Written Options (i) (0.1%) (Premiums $1,557)		(1,505)

Other Assets and Liabilities (Net) (8.0%)		(74,909)

Net Assets 100.0%		$941,115

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Interest only security.
(d)	Security is in default.
(e)	Principal amount of security is adjusted for inflation.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  119

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

March 31, 2005

(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $52,801 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $12,173 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Long Futures	12/2005	1,248	$(1,179)
U.S. Treasury 10-Year Note Long Futures	06/2005	311	(165)
U.S. Treasury 10-Year Note Long Futures	06/2005	656	505
U.S. Treasury 2-Year Note Long Futures	06/2005	270	(148)
U.S. Treasury 30-Year Bond Long Futures	06/2005	72	(48)
U.S. Treasury 30-Year Bond Long Futures	06/2005	4,371	(3,131)
U.S. Treasury 5-Year Note Long Futures	06/2005	291	(135)
U.S. Treasury 5-Year Note Short Futures	06/2005	1,491	(209)

			$(4,510)

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$111.000	05/20/2005	234	$32	$51
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	234	100	95
Put - CME Eurodollar June Futures	95.000	06/19/2006	328	163	139

				$295	$285

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$6,900	$138	$103
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	6,900	164	196
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	14,400	318	214
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	14,400	341	408
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	6,900	138	103
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	6,900	163	196

						$1,262	$1,220

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

120  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Low Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%

Banking & Finance 3.0%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,245
7.100% due 03/15/2007	6,700	7,032
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	17,900	17,878
3.100% due 07/18/2005 (a)	5,810	5,800
7.600% due 08/01/2005	24,232	24,487
6.875% due 02/01/2006	10,000	10,138
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.005% due 01/15/2008 (a)	22,700	22,731
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	8,700	8,704
7.500% due 07/15/2005	2,200	2,218
3.920% due 10/20/2005 (a)	46,390	46,291
3.695% due 05/18/2006 (a)	12,500	12,234
6.125% due 09/15/2006	18,975	18,894
6.125% due 08/28/2007	1,500	1,463
6.125% due 01/22/2008	750	720
7.430% due 12/01/2021	209	211
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	23,500	22,574
Golden West Financial Corp.
5.500% due 08/08/2006	700	715
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,270
2.730% due 08/01/2006 (a)	27,600	27,605
Morgan Stanley Dean Witter & Co.
7.750% due 06/15/2005	1,250	1,261
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	42,600	42,472
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	12,900	13,307
6.060% due 07/03/2008 (a)	3,000	2,533
Premium Asset Trust
2.870% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,579
Putnam CBO I Ltd.
3.060% due 06/12/2009 (a)	2,556	2,556
State Street Capital Trust II
3.294% due 02/15/2008 (a)	12,000	12,042
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	60,200	60,194
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,800	3,807

		407,806

Industrials 1.0%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,738
7.650% due 07/01/2008	7,500	8,140
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	6,170	6,223
3.890% due 09/26/2005 (a)	20,700	20,769
7.250% due 01/18/2006	13,250	13,546
3.470% due 05/24/2006 (a)	1,400	1,406
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,429
7.625% due 09/01/2008	1,075	1,083
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,008
HCA, Inc.
6.910% due 06/15/2005	2,125	2,149
8.850% due 01/01/2007	1,200	1,280
ITT Corp.
6.750% due 11/15/2005	2,000	2,025
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	10,088
Qwest Corp.
6.125% due 11/15/2005	2,330	2,365
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,863
SR Wind Ltd.
8.021% due 05/18/2005 (a)	6,000	6,026
8.521% due 05/18/2005 (a)	3,000	3,014
Texas Mining Co.
6.875% due 08/01/2005	2,000	2,022
Tyco International Group S.A.
6.375% due 06/15/2005	7,300	7,338
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,281
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	829	766

		138,331

Utilities 1.2%

CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,054
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,330
France Telecom S.A.
7.450% due 03/01/2006	66,900	68,985
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	45,000	45,128
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,770

		162,267

Total Corporate Bonds & Notes (Cost $729,846)		708,404

U.S. GOVERNMENT AGENCIES 11.2%

Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,840	25
2.909% due 01/01/2021 (a)	67	67
2.915% due 09/22/2006 (a)	57,600	57,574
3.123% due 11/01/2017 (a)	57	58
3.125% due 07/01/2017 (a)	81	82
3.200% due 03/25/2044 (a)	2,310	2,312
3.250% due 06/25/2032 (a)	241	241
3.270% due 08/01/2017 (a)	13	13
3.275% due 07/01/2018 (a)	21	21
3.287% due 10/01/2030-11/01/2039 (a)(e)	3,625	3,718
3.380% due 06/01/2017 (a)	28	29
3.475% due 11/01/2017-04/25/2022 (a)(e)	166	168
3.509% due 06/01/2022 (a)	18	18
3.534% due 12/01/2017 (a)	39	40
3.545% due 11/01/2018 (a)	6	6
3.789% due 07/25/2017 (a)	969	981
3.934% due 07/01/2017 (a)	117	119
4.074% due 11/01/2027 (a)	281	289
4.091% due 04/01/2024 (a)	415	427
4.230% due 10/01/2024 (a)	620	640
4.277% due 02/01/2028 (a)	760	782
4.284% due 07/01/2023 (a)	101	103
4.412% due 01/01/2024 (a)	24	25
4.477% due 02/01/2028 (a)	19	19
4.500% due 07/01/2019-03/01/2020 (e)	45,706	44,739
4.548% due 01/01/2028 (a)	139	142
4.743% due 04/01/2018 (a)	1,957	2,001
4.799% due 01/01/2024 (a)	382	391
4.998% due 12/01/2023 (a)	62	63
5.000% due 10/01/2017-04/25/2033 (e)	817,592	817,843
5.500% due 10/01/2008-04/13/2035 (e)	113,495	115,578
5.532% due 09/01/2032 (a)	4,932	5,058
6.000% due 05/01/2016- 05/01/2033 (e)	120,247	124,290
6.229% due 08/01/2029 (a)	2,021	2,045
6.500% due 09/01/2005-12/25/2042 (e)	22,744	23,661
6.500% due 03/25/2009-03/25/2023 (c)(e)	605	44
7.000% due 01/01/2008-01/01/2032 (e)	20,029	20,683
7.500% due 02/01/2013	13	14
8.000% due 12/25/2021-11/01/2031 (e)	8,535	9,181
8.500% due 02/01/2017-04/01/2025 (e)	399	433
8.800% due 01/25/2019	183	197
9.000% due 03/25/2021-04/25/2021 (e)	709	773
9.250% due 10/25/2018	12	13
9.500% due 03/25/2020-11/01/2025 (a)(e)	1,783	1,969
10.000% due 03/01/2010-01/01/2025 (e)	165	178
10.500% due 07/01/2014-12/01/2024 (e)	14	15
11.000% due 11/01/2020	11	12
11.250% due 10/01/2015	12	13
11.500% due 11/01/2019-02/01/2020 (e)	12	13
11.750% due 02/01/2016	13	14
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	5	6
15.500% due 10/01/2012	1	1
15.750% due 12/01/2011	8	9
16.000% due 09/01/2012	4	4
256.000% due 11/01/2008 (c)	2	5
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,999
4.200% due 02/05/2007 (a)	11,100	10,285
Federal Housing Administration
7.421% due 11/01/2019	41	41
7.430% due 10/01/2019-11/01/2025 (e)	15,082	15,210
Freddie Mac
2.750% due 03/01/2017 (a)	73	74
3.260% due 11/15/2030 (a)	29	29
3.767% due 08/15/2032 (a)	1,571	1,560
3.790% due 02/01/2020 (a)	636	643
4.000% due 01/01/2017	11	11
4.000% due 01/15/2024 (c)	6,339	822
4.012% due 07/01/2018 (a)	114	118
4.118% due 06/01/2024 (a)	156	160
4.183% due 12/01/2022 (a)	110	113
4.211% due 09/01/2023 (a)	53	55
4.228% due 10/01/2023 (a)	286	292
4.235% due 11/01/2022 (a)	545	556
4.240% due 11/01/2023 (a)	110	113
4.365% due 01/01/2024 (a)	515	530
4.500% due 06/01/2018	70	69
4.698% due 01/01/2024 (a)	210	218
4.857% due 03/01/2024 (a)	24	25
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	29,089	29,244
5.291% due 10/01/2027 (a)	94	96
5.500% due 12/01/2017-07/15/2034 (e)	19,064	19,352

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  121

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
6.000% due 06/01/2006-01/01/2033 (e)	$32,335	$33,412
6.250% due 04/15/2028	63	63
6.500% due 08/15/2011-07/25/2043 (e)	109,780	114,137
7.000% due 01/01/2030-04/01/2032 (e)	165	174
7.000% due 05/15/2023 (c)	1	0
7.500% due 09/01/2006-07/15/2030 (e)	1,585	1,643
8.000% due 07/01/2006-12/01/2024 (e)	656	695
8.250% due 10/01/2007-01/01/2009 (e)	8	8
8.500% due 01/01/2007-11/01/2025 (e)	1,737	1,897
9.000% due 12/15/2020-08/01/2022 (e)	861	901
9.500% due 03/01/2010-09/01/2021 (e)	219	226
9.750% due 11/01/2008	96	102
10.000% due 03/01/2016-05/15/2020 (e)	104	106
10.500% due 10/01/2010-02/01/2016 (e)	5	6
10.750% due 09/01/2009-08/01/2011 (e)	46	51
11.500% due 01/01/2016	10	11
11.750% due 08/01/2015	2	2
14.000% due 12/01/2012-04/01/2016 (e)	3	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
3.000% due 01/20/2032-02/20/2032 (a)(e)	21,593	21,828
3.370% due 12/16/2025 (a)	375	379
3.375% due 04/20/2016-05/20/2030 (a)(e)	15,884	16,184
3.500% due 07/20/2030-03/20/2031 (e)	769	786
3.750% due 08/20/2022-07/20/2027 (a)(e)	9,031	9,151
4.000% due 03/20/2019 (a)	56	56
4.125% due 10/20/2023-12/20/2027 (a)(e)	6,975	7,093
6.000% due 01/15/2029	232	239
7.000% due 03/15/2011-10/15/2011 (e)	37	38
7.500% due 03/15/2022-09/15/2031 (e)	523	564
8.000% due 05/15/2016-06/20/2031 (e)	4,879	5,273
8.500% due 12/15/2021-08/15/2030 (e)	186	202
9.000% due 06/20/2016-11/15/2030 (e)	963	1,065
9.500% due 10/15/2016-06/15/2025 (e)	46	50
9.750% due 08/15/2017	40	44
10.000% due 10/15/2013-11/15/2020 (e)	11	12
10.500% due 11/15/2019	3	3
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	10	11
11.750% due 08/15/2013-08/15/2015 (e)	32	35
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (e)	9	10
16.000% due 02/15/2012	9	11
Small Business Administration
7.640% due 03/10/2010	963	1,030

Total U.S. Government Agencies (Cost $1,542,642)		1,536,292

U.S. TREASURY OBLIGATIONS 7.9%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008	554,857	596,912
3.875% due 01/15/2009	322,192	355,415
0.875% due 04/15/2010	24,359	23,835
3.500% due 01/15/2011	4,821	5,387
3.000% due 07/15/2012	19,514	21,483
2.375% due 01/15/2025	50,581	54,422
3.625% due 04/15/2028	17,178	22,585

Total U.S. Treasury Obligations (Cost $1,076,750)		1,080,039

MORTGAGE-BACKED SECURITIES 4.1%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	21,082	21,763
5.579% due 10/20/2032 (a)	4,327	4,363
Bear Stearns Adjustable Rate Mortgage Trust
3.959% due 11/25/2030 (a)	381	380
5.271% due 10/25/2032 (a)	1,384	1,385
6.071% due 10/25/2032 (a)	176	179
5.348% due 01/25/2033 (a)	8,784	8,877
5.638% due 01/25/2033 (a)	3,753	3,741
5.099% due 03/25/2033 (a)	19,624	19,654
5.442% due 03/25/2033 (a)	36,565	36,656
4.881% due 01/25/2034 (a)	39,108	39,062
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	39	39
5.750% due 02/25/2033	3,508	3,531
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (a)	7,000	6,975
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	33,799	34,229
Countrywide Home Loan Mortgage Pass-Through Trust
3.140% due 04/25/2035 (a)	15,234	15,251
Countrywide Home Loans, Inc.
4.964% due 09/19/2032 (a)	1,378	1,373
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	487	486
2.084% due 03/25/2032 (a)	23,230	23,321
2.980% due 03/25/2032 (a)	13,115	13,056
6.246% due 06/25/2032 (a)	2,278	2,290
5.673% due 10/25/2032 (a)	3,130	3,136
3.079% due 08/25/2033 (a)	771	763
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	214
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	151	168
5.175% due 05/25/2024 (a)	130	130
3.350% due 06/25/2026 (a)	476	477
Drexel Burnham Lambert CMO Trust
3.375% due 05/01/2016 (a)	6	7
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,252	6,290
Imperial Savings Association
8.530% due 02/25/2018 (a)	76	76
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	33	36
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	35,900	35,892
MASTR Asset Securitization Trust
5.500% due 09/25/2033	37,831	37,595
Mellon Residential Funding Corp.
2.852% due 07/25/2029 (a)	2,785	2,799
3.050% due 06/15/2030 (a)	46,571	46,491
Nationslink Funding Corp.
3.120% due 11/10/2030 (a)	750	753
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	4,032	4,040
3.250% due 02/25/2034 (a)	16,429	16,462
Prudential Home Mortgage Securities
7.500% due 09/25/2007	81	81
7.000% due 01/25/2008	1,377	1,375
Prudential-Bache Trust
8.400% due 03/20/2021	604	603
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	394	383
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	51	53
Sears Mortgage Securities
12.000% due 02/25/2014	16	16
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	21,476	21,483
SLH Mortgage Trust
9.600% due 03/25/2021	178	178
Structured Asset Mortgage Investments, Inc.
6.446% due 06/25/2029 (a)	479	480
9.531% due 06/25/2029 (a)	1,485	1,561
3.180% due 09/19/2032 (a)	41,744	41,564
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,495	1,533
6.150% due 07/25/2032 (a)	1,855	1,864
2.940% due 01/25/2033 (a)	1,240	1,245
Torrens Trust
3.070% due 07/15/2031 (a)	1,726	1,727
Vendee Mortgage Trust
6.500% due 05/15/2029	41,008	42,349
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)	1,689	1,692
4.816% due 10/25/2032 (a)	219	218
5.091% due 02/25/2033 (a)	4,223	4,254
5.369% due 02/25/2033 (a)	1,104	1,109
3.433% due 02/27/2034 (a)	20,714	20,636
3.286% due 08/25/2042 (a)	24,988	25,409

Total Mortgage-Backed Securities (Cost $568,625)		561,756

ASSET-BACKED SECURITIES 3.2%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	286	286
Aegis Asset-Backed Securities Trust
2.970% due 03/25/2035 (a)	17,607	17,624
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	1,662	1,664
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)	582	583
3.140% due 07/25/2032 (a)	3,342	3,354
Argent Securities, Inc.
3.030% due 11/25/2034 (a)	33,956	33,979
Asset-Backed Securities Corp. Home Equity Loan Trust
3.070% due 06/15/2031 (a)	7	7
3.010% due 12/25/2034 (a)	13,351	13,362
Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	25,056	25,112
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	16,424	16,435
Chase Funding Mortgage Loan Asset-Backed Certificates
3.170% due 11/25/2031 (a)	8,992	9,024
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	8,279	8,301
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)	3,971	3,973
Community Program Loan Trust
4.500% due 10/01/2018	8,129	8,112

122  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)		$55,140	$55,194
2.940% due 03/25/2035 (a)		19,400	19,352
2.970% due 03/25/2035 (a)		21,500	21,507
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)		1,446	1,449
EQCC Home Equity Loan Trust
2.970% due 10/15/2027 (a)		40	40
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)		12,720	12,755
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
2.930% due 03/25/2034 (a)		5,229	5,232
Fremont Home Loan Trust
2.960% due 02/25/2035 (a)		9,751	9,760
GRMT II LLC
3.100% due 06/20/2032 (a)		18	18
GSAMP Trust
3.000% due 08/25/2034 (a)		7,804	7,809
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)		28,882	28,993
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		2,957	2,965
3.200% due 02/20/2033 (a)		33,001	33,130
Impac CMB Trust
3.100% due 01/25/2034 (a)		34,766	34,819
Irwin Home Equity Loan Trust
3.225% due 06/25/2021 (a)		21	21
3.140% due 06/25/2029 (a)		641	643
Merrill Lynch Mortgage Investors, Inc.
2.990% due 04/25/2035 (a)		3,920	3,923
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		3,203	3,205
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		755	762
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		15	15
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)		2,519	2,526
Residential Asset Mortgage Products, Inc.
2.980% due 05/25/2027 (a)		13,636	13,649
Residential Asset Securities Corp.
3.080% due 06/25/2031 (a)		14	14
SLM Student Loan Trust
2.710% due 04/25/2010 (a)		41,900	41,880
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		2,166	2,167
WMC Mortgage Loan
3.150% due 05/15/2030 (a)		810	812

Total Asset-Backed Securities (Cost $443,522)			444,456

SOVEREIGN ISSUES 1.8%

Republic of Brazil
3.063% due 04/15/2006 (a)		31,368	31,362
11.250% due 07/26/2007		1,200	1,345
11.500% due 03/12/2008		2,950	3,338
3.125% due 04/15/2009 (a)		33,619	32,909
3.125% due 04/15/2009 (a)		1,482	1,451
3.125% due 04/15/2012 (a)		21,309	20,130
8.000% due 04/15/2014		3,120	3,108
Republic of Panama
8.250% due 04/22/2008		5,500	5,885
9.375% due 07/23/2012		480	545
Republic of Peru
9.125% due 02/21/2012		1,150	1,299
Russian Federation
8.750% due 07/24/2005		94,900	96,475
10.000% due 06/26/2007		19,800	21,826
8.250% due 03/31/2010 (a)		24,800	26,774
United Mexican States
6.375% due 01/16/2013		140	146

Total Sovereign Issues (Cost $245,809)			246,593

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.0%

Republic of Germany
2.000% due 06/17/2005	EC	213,000	276,063

Total Foreign Currency-Denominated Issues (Cost $275,873)			276,063

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.250 Exp. 06/13/2005		10,236	64
Strike @ 95.000 Exp. 06/13/2005		6,388	40

Total Purchased Put Options (Cost $166)			104

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,062

Total Preferred Security (Cost $101,505)			103,062

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		311,100	17,285
Home Ownership Funding
13.331% due 12/31/2049		8,625	3,057

Total Preferred Stock (Cost $21,381)			20,342

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 68.6%

Certificates of Deposit 5.4%

Bank of America, N.A.
2.910% due 06/08/2005		$200,700	199,570
Citibank New York N.A.
2.675% due 04/29/2005		10,000	10,000
2.680% due 05/04/2005		8,800	8,800
2.740% due 06/06/2005		75,000	74,591
2.965% due 06/17/2005		47,000	46,698
HSBC Bank USA
2.410% due 04/01/2005		1,200	1,200
2.680% due 05/26/2005		100,000	100,000
Wells Fargo Bank N.A.
2.690% due 04/01/2005		300,000	300,000

			740,859

Commercial Paper 47.4%

AB Spintab
2.540% due 04/11/2005		80,000	79,944
2.560% due 04/11/2005		38,500	38,473
Anz (Delaware), Inc.
2.500% due 04/20/2005		50,000	49,934
2.655% due 05/23/2005		50,000	49,808
2.710% due 05/31/2005		20,900	20,797
2.860% due 06/07/2005		44,600	44,353
2.925% due 06/16/2005		151,400	150,442
ASB Bank Ltd.
2.770% due 05/12/2005		50,000	49,842
2.940% due 06/15/2005		24,600	24,446
Bank of America N.A.
2.915% due 06/01/2005		200,000	198,996
Bank of Ireland
2.645% due 04/29/2005		100,000	99,794
Barclays U.S. Funding Corp.
2.940% due 06/15/2005		90,900	90,333
CBA (de) Finance
2.950% due 06/21/2005		24,400	24,235
CDC Commercial Paper, Inc.
2.955% due 07/11/2005		27,000	26,768
Danske Corp.
2.570% due 04/18/2005		50,000	49,939
2.660% due 05/25/2005		39,600	39,442
Dexia Bank New York N.A.
2.815% due 05/25/2005		50,000	50,000
Dexia Delaware LLC
2.770% due 04/25/2005		74,800	74,662
Fannie Mae
2.470% due 04/18/2005		236,700	236,424
2.580% due 04/27/2005		27,000	26,950
2.694% due 06/01/2005		95,700	95,220
2.711% due 06/01/2005		168,500	167,654
2.732% due 06/01/2005		200,000	198,996
2.525% due 06/08/2005		100,000	99,437
2.604% due 06/08/2005		281,900	280,313
2.726% due 06/08/2005		614,705	611,244
2.664% due 06/13/2005		33,730	33,525
2.675% due 06/13/2005		108,400	107,742
2.875% due 06/27/2005		4,600	4,566
3.010% due 08/01/2005		116,000	114,775
3.030% due 08/03/2005		5,600	5,540
2.990% due 08/08/2005		175,300	173,331
Federal Home Loan Bank
2.504% due 04/13/2005		19,180	19,163
2.515% due 04/15/2005		487,300	486,788
2.519% due 04/15/2005		15,200	15,185
2.536% due 04/20/2005		100,000	99,861
2.794% due 05/18/2005		37,825	37,687
2.838% due 06/10/2005		38,918	38,692
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	68,571
3.400% due 08/26/2005		7,800	7,699
Fortis Funding LLC
2.600% due 04/22/2005		50,000	49,924
Freddie Mac
2.380% due 04/01/2005		122,400	122,400
2.385% due 04/04/2005		106,700	106,679
2.396% due 04/05/2005		71,700	71,681
2.390% due 04/12/2005		72,791	72,738
2.779% due 06/07/2005		4,633	4,607
2.717% due 06/14/2005		84,200	83,681
2.765% due 06/14/2005		70,300	69,867
2.710% due 06/17/2005		142,400	141,486
2.689% due 06/21/2005		94,700	94,058
2.939% due 08/01/2005		7,600	7,520
2.940% due 08/01/2005		223,700	221,338
2.941% due 08/01/2005		3,800	3,760
General Motors Acceptance Corp.
2.495% due 04/05/2005		16,800	16,795
2.535% due 04/05/2005		3,500	3,499
HBOS Treasury Services PLC
2.555% due 04/14/2005		44,200	44,159
2.615% due 04/25/2005		79,100	78,962
ING U.S. Funding LLC
2.645% due 05/18/2005		68,000	67,765
2.940% due 06/16/2005		15,000	14,905
2.950% due 06/17/2005		67,800	67,365
KFW International Finance, Inc.
2.630% due 04/13/2005		63,100	63,045

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  123

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Lloyds Bank PLC
2.685% due 05/27/2005		$100,000	$99,582
Oesterreichische Kontrollbank AG
2.950% due 07/18/2005		77,500	76,784
Rabobank USA Financial Corp.
2.730% due 06/30/2005		75,000	74,431
Skandinaviska Enskilda Banken AB (SEB)
2.550% due 04/13/2005		50,000	49,958
Spintab AB
3.110% due 08/23/2005		100,000	98,730
Toyota Motor Credit Corp.
2.810% due 05/26/2005		50,000	49,785
UBS Finance, Inc.
2.830% due 04/01/2005		79,800	79,800
Unicredit Delaware, Inc.
2.840% due 06/02/2005		50,000	49,745
2.860% due 06/08/2005		40,000	39,775
Westpac Capital Corp.
2.600% due 04/21/2005		25,000	24,964
2.860% due 06/08/2005		40,300	40,073
Westpac Trust Securities NZ Ltd.
2.955% due 07/11/2005		159,800	158,427
2.985% due 07/15/2005		158,600	157,179

			6,497,038

Repurchase Agreements 13.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $34,833 and U.S. Treasury Bills 0.000% due 09/22/2005 valued at $246,443. Repurchase proceeds are $275,018.)		275,000	275,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $27,174 and U.S. Treasury Strips 0.000% due 05/15/2019-11/15/2021 valued at $1,509,585. Repurchase proceeds are $1,500,105.)		1,500,000	1,500,000

			1,775,000

French Treasury Bill 2.0%

0.000% due 06/16/2005	EC	212,970	274,894

Spanish Treasury Bill 0.4%

0.000% due 06/17/2005		39,380	50,837

U.S. Treasury Bills 0.4%

2.688% due 05/05/2005- 06/16/2005 (e)(f)(h)		$55,455	55,151

Total Short-Term Instruments (Cost $9,395,762)			9,393,779

Total Investments (g) 104.9% (Cost $14,401,881)			$14,370,890

Other Assets and Liabilities (Net) (4.9%)			(667,895)

Net Assets 100.0%			$13,702,995

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $3,241 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $168,382 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $46,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	17,939	$(30,572)
Eurodollar September Long Futures	09/2005	28,644	(55,981)
Eurodollar December Long Futures	12/2005	11,165	(20,668)
U.S. Treasury 10-Year Note Long Futures	06/2005	400	(369)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	375	161

			$(107,429)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	83,600	$(3,860)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	135,100	13,855

							$9,995

124  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	(93)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	(28)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	(202)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	(113)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	51
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	44
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	(98)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	71

						$(334)

(j) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	04/2005	$129	$0	$129
Buy		9,247	05/2005	0	(85)	(85)
Buy		10,217	06/2005	81	0	81
Buy		80,549	09/2005	7	(79)	(72)
Buy	CP	2,143,515	05/2005	0	(103)	(103)
Buy		2,060,468	06/2005	25	0	25
Buy		473,220	08/2005	0	(6)	(6)
Buy	EC	267,388	04/2005	1,097	(369)	728
Sell		336,60	04/2005	12,421	(26)	12,395
Sell		212,970	06/2005	0	(1,113)	(1,113)
Buy	H$	23,839	04/2005	0	(14)	(14)
Buy	JY	5,460,601	04/2005	0	(1,052)	(1,052)
Buy	KW	3,553,821	04/2005	58	0	58
Buy		3,621,900	05/2005	38	0	38
Buy		4,012,000	06/2005	0	(58)	(58)
Buy	MP	33,220	05/2005	0	(14)	(14)
Buy		38,118	06/2005	21	0	21
Buy	PN	10,696	05/2005	6	0	6
Buy		11,829	06/2005	0	(3)	(3)
Buy	PZ	11,309	05/2005	0	(86)	(86)
Buy		11,308	06/2005	0	(60)	(60)
Buy	RP	232,994	06/2005	0	(47)	(47)
Buy	RR	88,109	04/2005	29	0	29
Buy		88,672	05/2005	2	0	2
Buy		103,621	06/2005	0	(48)	(48)
Buy	S$	5,168	04/2005	0	(39)	(39)
Buy		5,288	05/2005	0	(22)	(22)
Buy		5,797	06/2005	0	(60)	(60)
Buy	SV	101,262	05/2005	0	(93)	(93)
Buy		113,662	06/2005	0	(73)	(73)
Buy	T$	103,010	05/2005	2	0	2
Buy		112,914	06/2005	0	(144)	(144)

				$13,916	$(3,594)	$10,322

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  125

Schedule of Investments

Low Duration Fund II

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.4%

Banking & Finance 4.5%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$300	$300
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	5,700	5,690
General Motors Acceptance Corp.
3.580% due 04/13/2006 (a)	6,400	6,286
6.125% due 09/15/2006	600	597
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	3,700	3,723
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	1,900	1,894
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	1,004
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	5,600	5,600

		25,094

Industrials 1.9%

Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,884
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	4,770	4,811
3.890% due 09/26/2005 (a)	200	201
3.470% due 05/24/2006 (a)	500	502

		10,398

Total Corporate Bonds & Notes (Cost $35,681)		35,492

U.S. GOVERNMENT AGENCIES 13.0%

Fannie Mae

2.925% due 09/22/2006 (a)	2,300	2,299
3.287% due 08/01/2030-10/01/2030 (a)(c)	1,327	1,362
3.300% due 09/25/2030 (a)	476	480
4.407% due 09/01/2028 (a)	424	430
4.500% due 07/01/2019-02/01/2020 (c)	1,989	1,947
4.625% due 01/01/2024 (a)	205	209
5.000% due 11/01/2017-04/18/2020 (c)	35,739	35,766
5.500% due 01/01/2009-04/13/2035 (c)	6,877	6,994
6.000% due 03/01/2016-11/01/2033 (c)	6,149	6,355
6.500% due 09/01/2012-12/25/2042 (c)	588	609
8.000% due 11/25/2023	442	476
9.250% due 10/25/2018	12	13
10.500% due 05/01/2012	176	197
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	500	463
Federal Housing Administration
7.430% due 07/01/2024	1,491	1,504
Freddie Mac
3.715% due 07/01/2023 (a)	105	110
5.000% due 11/01/2018	1,641	1,644
6.000% due 02/01/2016-09/01/2016 (c)	708	734
6.500% due 07/25/2043	3,759	3,897
8.500% due 06/01/2009-06/01/2025 (c)	46	49
Government National Mortgage Association
3.350% due 09/20/2030 (a)	148	149
3.375% due 04/20/2022-05/20/2027 (a)(c)	2,049	2,078
3.500% due 07/15/2030 (a)	1,083	1,094
3.750% due 07/20/2023-07/20/2025 (a)(c)	1,144	1,159
4.125% due 10/20/2025 (a)	954	973
7.000% due 11/15/2022	243	259
7.500% due 02/15/2022-03/15/2024 (c)	483	521
7.750% due 01/17/2030	89	93
8.000% due 03/15/2023-09/15/2024 (c)	136	146
9.000% due 07/20/2016-10/15/2030 (c)	279	305

Total U.S. Government Agencies (Cost $72,205)		72,315

U.S. TREASURY OBLIGATIONS 11.4%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	48,688	52,378
0.875% due 04/15/2010	11,374	11,130

Total U.S. Treasury Obligations (Cost $63,912)		63,508

MORTGAGE-BACKED SECURITIES 4.3%

Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)	71	71
5.348% due 02/25/2033 (a)	494	499
5.638% due 02/25/2033 (a)	198	197
5.437% due 03/25/2033 (a)	1,750	1,755
4.880% due 01/25/2034 (a)	1,444	1,443
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (a)	300	299
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	1,405	1,423
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	1,399	1,405
6.246% due 06/25/2032 (a)	95	95
5.671% due 10/25/2032 (a)	187	188
2.695% due 08/25/2033 (a)	1,582	1,566
DLJ Mortgage Acceptance Corp.
5.175% due 05/25/2024 (a)	66	65
GSR Mortgage Loan Trust
3.454% due 06/25/2034 (a)	5,075	4,994
Nationslink Funding Corp.
3.120% due 11/10/2030 (a)	233	234
7.030% due 06/20/2031	69	72
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	190	190
3.250% due 02/25/2034 (a)	833	835
Salomon Brothers Mortgage Securities VII, Inc.
4.084% due 11/25/2022 (a)	67	63
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	1,208	1,209
Structured Asset Mortgage Investments, Inc.
9.533% due 06/25/2029 (a)	922	968
3.180% due 09/19/2032 (a)	2,312	2,302
Structured Asset Securities Corp.
6.150% due 07/25/2032 (a)	103	104
3.140% due 01/25/2033 (a)	78	78
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)	17	17
4.816% due 10/25/2032 (a)	2,193	2,183
3.433% due 02/27/2034 (a)	1,668	1,662

Total Mortgage-Backed Securities (Cost $24,052)		23,917

ASSET-BACKED SECURITIES 4.0%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	16	16
2.960% due 04/25/2034 (a)	590	591
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	141	141
2.940% due 04/25/2034 (a)	667	668
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	194	195
3.170% due 07/25/2032 (a)	136	136
Asset-Backed Securities Corp. Home Equity Loan Trust
3.910% due 03/15/2032 (a)	1,200	1,236
Centex Home Equity
2.950% due 03/25/2034 (a)	796	796
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	474	475
Countrywide Asset-Backed Certificates
3.090% due 12/25/2031 (a)	673	674
Countrywide Home Equity Loan Trust
3.050% due 08/15/2025 (a)	829	829
Credit-Based Asset Servicing & Securitization LLC
2.980% due 09/25/2021 (a)	1,967	1,968
3.170% due 06/25/2032 (a)	169	169
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)	1,061	1,061
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	159	159
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (a)	38	38
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	86	86
Park Place Securities, Inc.
3.000% due 10/25/2034 (a)	2,539	2,539
Renaissance Home Equity Loan Trust
3.050% due 07/25/2034 (a)	4,556	4,558
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)	4,764	4,768
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)	99	99
Terwin Mortgage Trust
2.980% due 09/25/2034 (a)	920	920

Total Asset-Backed Securities (Cost $22,079)		22,122

	Shares

PREFERRED SECURITY 1.0%

DG Funding Trust
3.360% due 12/29/2049 (a)	510	5,457

Total Preferred Security (Cost $5,100)		5,457

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	12,300	683

Total Preferred Stock (Cost $615)		683

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 60.2%

Certificates of Deposit 7.5%

Bank of America, N.A.
2.610% due 04/20/2005	$14,000	14,000
Citibank, N.A.
2.720% due 05/11/2005	14,000	14,000
Wells Fargo Bank, N.A.
2.790% due 04/07/2005	13,800	13,800

		41,800

Commercial Paper 20.1%

Fannie Mae
2.390% due 04/15/2005	5,700	5,695
2.508% due 04/20/2005	11,600	11,584
2.580% due 04/27/2005	7,700	7,686
2.490% due 05/04/2005	200	200
2.482% due 05/25/2005	15,300	15,237
2.672% due 05/25/2005	6,400	6,374
2.695% due 05/25/2005	400	398

126  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
2.627% due 06/01/2005	$4,000	$3,980
2.683% due 06/13/2005	1,900	1,888
2.960% due 06/29/2005	2,700	2,680
Freddie Mac
2.570% due 04/26/2005	15,400	15,372
2.720% due 05/05/2005	11,300	11,271
2.670% due 05/27/2005	4,500	4,481
2.790% due 05/31/2005	15,200	15,125
2.815% due 06/07/2005	100	99
2.690% due 06/20/2005	6,700	6,655
2.890% due 07/12/2005	2,700	2,677
3.000% due 08/08/2005	100	99

		111,501

Repurchase Agreements 8.0%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 3.625% due 07/15/2009 valued at $35,280. Repurchase proceeds are $34,602.)	34,600	34,600
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.435% due 06/03/2005 valued at $10,294. Repurchase proceeds are $10,093.)	10,092	10,092

		44,692

U.S. Treasury Bills 24.6%

2.631% due 04/14/2005-06/16/2005 (c)(e)	137,070	136,931

Total Short-Term Instruments (Cost $334,938)		334,924

Total Investments (d) 100.4% (Cost $558,582)		$558,418

Written Options (f) (0.0%) (Premiums $ 90)		(90)

Other Assets and Liabilities (Net) (0.4%)		(2,364)

Net Assets 100.0%		$555,964

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of March 31, 2005, portfolio securities with an aggregate market value of $6,895 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $1,561 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Long Futures	06/2005	635	$(708)
Eurodollar September Long Futures	09/2005	1,296	(2,624)
Eurodollar December Long Futures	12/2005	18	(19)
U.S. Treasury 10-Year Note Long Futures	06/2005	26	(23)

			$(3,374)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$111.000	05/20/2005	146	$22	$22
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	146	68	68

				$90	$90

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  127

Schedule of Investments

Low Duration Fund III

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 8.1%

Banking & Finance 5.8%

American General Finance Corp.
3.090% due 03/23/2007 (a)		$100	$100
Bank of America Corp.
3.120% due 08/26/2005 (a)		600	601
Citigroup Global Markets Holdings, Inc.
2.999% due 03/07/2008 (a)		500	500
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)		100	100
7.600% due 08/01/2005		300	303
3.750% due 11/16/2006 (a)		700	693
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)		500	499
3.580% due 04/13/2006 (a)		1,000	982
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)		600	604
HSBC Finance Corp.
3.130% due 02/28/2007 (a)		800	800
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)		200	201
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		400	400

			5,783

Industrials 1.3%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		800	807
3.470% due 05/24/2006 (a)		100	100
Tyco International Group S.A.
6.375% due 06/15/2005		400	402

			1,309

Utilities 1.0%

Entergy Mississippi, Inc.
4.350% due 04/01/2008		200	199
France Telecom S.A.
7.450% due 03/01/2006		300	309
Progress Energy, Inc.
6.050% due 04/15/2007		500	516

			1,024

Total Corporate Bonds & Notes (Cost $8,136)			8,116

U.S. GOVERNMENT AGENCIES 7.7%

Fannie Mae
2.925% due 09/22/2006 (a)		400	400
3.287% due 09/01/2040 (a)		178	182
3.797% due 08/01/2029 (a)		471	478
4.500% due 02/01/2020		995	974
5.000% due 04/18/2020		1,000	999
5.500% due 01/01/2009-04/13/2035 (c)		1,625	1,639
5.831% due 02/01/2031 (a)		143	144
6.000% due 03/01/2017-11/01/2017 (c)		928	958
6.500% due 01/01/2033		46	48
Freddie Mac
3.260% due 11/15/2030 (a)		36	36
5.000% due 11/01/2018		163	164
6.000% due 03/01/2016-02/15/2030 (c)		552	561
6.500% due 07/25/2043		462	479
Government National Mortgage Association
3.000% due 02/20/2032 (a)		225	228
3.375% due 06/20/2027-05/20/2030 (a)(c)		344	349
8.500% due 10/20/2026		40	44

Total U.S. Government Agencies (Cost $7,678)			7,683

U.S. TREASURY OBLIGATIONS 10.3%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (f)		120	126
3.625% due 01/15/2008		1,298	1,397
4.250% due 01/15/2010		113	129
3.500% due 01/15/2011		7,779	8,692

Total U.S. Treasury Obligations (Cost $10,455)			10,344

MORTGAGE-BACKED SECURITIES 3.8%

Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033 (a)		48	48
5.638% due 02/25/2033 (a)		20	20
5.437% due 03/25/2033 (a)		214	215
4.880% due 01/25/2034 (a)		222	222
Countrywide Alternative Loan Trust
6.500% due 06/25/2033		159	161
CS First Boston Mortgage Securities Corp.
6.246% due 06/25/2032 (a)		12	12
GSR Mortgage Loan Trust
3.454% due 06/01/2034 (a)		721	709
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)		175	175
Prime Mortgage Trust
3.250% due 02/25/2034 (a)		93	93
3.250% due 02/25/2034 (a)		47	48
SACO I, Inc.
3.040% due 07/25/2019 (a)		547	540
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)		123	123
6.250% due 01/25/2032		41	42
Washington Mutual Mortgage Securities Corp.
5.389% due 02/25/2033 (a)		199	200
3.422% due 06/25/2042 (a)		410	414
Wells Fargo Mortgage-Backed Securities Trust
3.542% due 09/25/2034 (a)		725	724

Total Mortgage-Backed Securities (Cost $3,765)			3,746

ASSET-BACKED SECURITIES 9.6%

Ameriquest Mortgage Securities, Inc.
2.940% due 04/25/2034 (a)		120	120
2.960% due 05/25/2034 (a)		27	27
Argent Securities, Inc.
3.030% due 11/25/2034 (a)		218	218
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)		111	111
Centex Home Equity
2.950% due 03/25/2034 (a)		133	133
Countrywide Asset-Backed Certificates
3.090% due 12/25/2031 (a)		112	112
3.000% due 12/25/2034 (a)		457	457
3.040% due 12/25/2034 (a)		397	397
3.030% due 11/25/2035 (a)		459	460
Credit-Based Asset Servicing & Securitization LLC
2.980% due 08/25/2034 (a)		316	316
Equity One ABS, Inc.
2.960% due 07/25/2034 (a)		370	370
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)		104	104
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)		187	187
GSAMP Trust
3.140% due 03/25/2034 (a)		355	356
3.030% due 10/01/2034 (a)		718	718
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)		313	313
Household Mortgage Loan Trust
3.200% due 02/20/2033 (a)		237	238
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)		55	55
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		22	22
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)		166	166
Park Place Securities, Inc.
2.980% due 10/25/2034 (a)		406	406
Renaissance Home Equity Loan Trust
3.050% due 07/25/2034 (a)		655	655
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)		819	820
Residential Asset Securities Corp.
3.000% due 06/25/2023 (a)		8	8
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)		1,100	1,101
3.190% due 11/17/2009 (a)		1,000	1,003
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		18	18
Terwin Mortgage Trust
2.980% due 09/25/2034 (a)		175	175
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)		488	488
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		66	66

Total Asset-Backed Securities (Cost $9,613)			9,620

SOVEREIGN ISSUES 1.8%

Republic of Brazil
3.063% due 04/15/2006 (a)		149	149
10.000% due 01/16/2007		200	216
3.125% due 04/15/2009 (a)		212	207
8.840% due 06/29/2009 (a)		300	335
3.125% due 04/15/2012 (a)		115	108
8.000% due 04/15/2014		111	111
Russian Federation
8.750% due 07/24/2005		700	712

Total Sovereign Issues (Cost $1,829)			1,838

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.0%

Republic of Germany
2.000% due 06/17/2005	EC	770	998

Total Foreign Currency-Denominated Issues (Cost $997)			998

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.250 Exp. 06/13/2005		30	0

Total Purchased Put Options (Cost $0)			0

	Shares

PREFERRED SECURITY 0.5%

DG Funding Trust
3.360% due 12/29/2049 (a)		44	471

Total Preferred Security (Cost $464)			471

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		2,200	122

Total Preferred Stock (Cost $110)			122

128  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SHORT-TERM INSTRUMENTS 58.6%

Commercial Paper 53.4%
Anz (Delaware), Inc.
2.720% due 05/23/2005		$300	$299
2.900% due 06/08/2005		400	398
Bank of Ireland
2.560% due 05/05/2005		2,800	2,793
Barclays U.S. Funding Corp.
2.515% due 04/05/2005		300	300
2.665% due 05/02/2005		100	100
CBA (de) Finance
2.525% due 04/11/2005		500	500
CDC IXIS Commercial Paper, Inc.
2.810% due 06/08/2005		2,800	2,784
2.890% due 06/21/2005		300	298
Danske Corp.
2.770% due 04/25/2005		1,300	1,298
2.725% due 06/06/2005		100	99
2.775% due 06/15/2005		1,600	1,590
Den Norske Bank ASA
2.860% due 06/07/2005		2,200	2,188
2.980% due 07/14/2005		900	892
Fannie Mae
2.508% due 04/20/2005		500	499
2.580% due 04/27/2005		3,100	3,093
2.730% due 05/02/2005		200	200
2.732% due 06/01/2005		100	99
2.683% due 06/13/2005		700	696
2.960% due 06/29/2005		300	298
3.030% due 08/03/2005		2,000	1,978
ForeningsSparbanken AB
2.840% due 06/01/2005		1,500	1,492
Freddie Mac
2.602% due 05/03/2005		200	200
2.670% due 06/13/2005		1,900	1,888
2.717% due 06/14/2005		1,400	1,391
2.680% due 06/15/2005		600	596
2.683% due 06/15/2005		1,700	1,689
2.920% due 06/30/2005		1,900	1,886
2.943% due 08/01/2005		300	297
General Electric Capital Corp.
2.540% due 04/12/2005		700	699
2.780% due 05/24/2005		2,400	2,390
HBOS Treasury Services PLC
2.870% due 06/07/2005		800	796
ING U.S. Funding LLC
2.730% due 06/02/2005		2,400	2,388
2.960% due 06/21/2005		600	596
KFW International Finance, Inc.
2.800% due 07/05/2005		2,800	2,777
Nordea North America, Inc.
2.600% due 04/25/2005		500	499
2.665% due 05/02/2005		2,600	2,594
Rabobank USA Financial Corp.
2.640% due 05/20/2005		500	498
Royal Bank of Scotland PLC
2.610% due 04/12/2005		2,900	2,898
Skandinaviska Enskilda Banken AB (SEB)
2.665% due 05/23/2005		900	897
Spintab AB
2.750% due 06/03/2005		400	398
UBS Finance, Inc.
2.510% due 04/27/2005		2,800	2,795
2.565% due 05/06/2005		300	299
2.670% due 05/25/2005		100	100
Westpac Trust Securities NZ Ltd.
2.765% due 05/17/2005		2,900	2,890

			53,355

Repurchase Agreement 2.0%
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.520% due 07/22/2005 valued at $2,016. Repurchase proceeds are $1,973.)		1,973	$1,973

French Treasury Bill 2.4%
0.000% due 08/04/2005	EC	1,900	2,445

U.S. Treasury Bills 0.8%
2.566% due 05/12/2005- 06/16/2005 (c)(d)(f)		$775	773

Total Short-Term Instruments (Cost $58,553)			58,546

Total Investments (e) 101.5% (Cost $101,600)			$101,484

Written Options (h) (0.0%) (Premiums $16)			(16)

Other Assets and Liabilities (Net) (1.5%)			(1,490)

Net Assets 100.0%			$99,978

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $595 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $400 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June
Long Futures	06/2005	78	$(78)
Eurodollar September
Long Futures	09/2005	231	(493)
Eurodollar December
Long Futures	12/2005	51	(100)
U.S. Treasury 10-Year Note
Long Futures	06/2005	1	0
United Kingdom 90-Day
LIBOR Written Put Options Strike @ 94.250	06/2005	3	1

			$(670)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  129

Schedule of Investments (Cont.)

Low Duration Fund III

March 31, 2005

(g) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	700	$(32)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	1,100	113

							$81

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$20	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	400	(1)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	100	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	200	1

						$0

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$111.000	05/20/2005	26	$4	$4
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	26	12	12

				$16	$16

(i) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	62	05/2005	$0	$(1)	$(1)
Buy		150	06/2005	1	0	1
Buy		485	09/2005	0	0	0
Buy	CP	12,355	05/2005	0	(1)	(1)
Buy		30,301	06/2005	0	0	0
Buy	EC	1,900	04/2005	16	0	16
Sell		3,243	04/2005	57	(9)	48
Sell		1,900	07/2005	0	(1)	(1)
Buy	JY	22,297	04/2005	0	(4)	(4)
Buy	KW	24,200	05/2005	0	0	0
Buy		59,000	06/2005	0	(1)	(1)
Buy	MP	561	06/2005	0	0	0
Buy	PN	71	05/2005	0	0	0
Buy		70	06/2005	0	0	0
Buy	PZ	85	05/2005	0	(1)	(1)
Buy		87	06/2005	0	0	0
Buy	RP	1,451	06/2005	0	0	0
Buy	RR	591	05/2005	0	0	0
Buy		1,524	06/2005	0	(1)	(1)
Buy	S$	35	05/2005	0	0	0
Buy		86	06/2005	0	(1)	(1)
Buy	SV	672	05/2005	0	(1)	(1)
Buy		669	06/2005	0	0	0
Buy	T$	690	05/2005	0	0	0
Buy		1,661	06/2005	0	(2)	(2)

				$74	$(23)	$51

130  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Moderate Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.7%

Banking & Finance 3.4%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$1,200	$1,200
Bank of America Corp.
5.875% due 02/15/2009	750	785
Citigroup, Inc.
6.750% due 12/01/2005	175	179
6.200% due 03/15/2009	110	116
Ford Motor Credit Co.
7.600% due 08/01/2005	18,414	18,608
6.875% due 02/01/2006	300	304
4.000% due 03/21/2007 (a)	11,800	11,829
General Electric Capital Corp.
6.500% due 12/10/2007	100	105
General Motors Acceptance Corp.
5.250% due 05/16/2005	800	802
4.750% due 05/19/2005 (a)	10,000	10,005
7.500% due 07/15/2005	224	226
3.920% due 10/20/2005 (a)	4,100	4,091
7.000% due 02/01/2012	60	54
Goldman Sachs Group, Inc.
2.890% due 08/01/2006 (a)	10,000	10,002
Household Finance Corp.
6.500% due 01/24/2006	160	163
John Deere Capital Corp.
3.125% due 12/15/2005	160	159
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	4,700	4,686
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	700	722
5.540% due 07/03/2008 (a)	600	619
6.060% due 07/03/2008 (a)	300	253
Vita Capital Ltd.
4.442% due 01/01/2007 (a)	400	401

		65,309

Industrials 1.8%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	5,400	5,446
3.890% due 09/26/2005 (a)	8,300	8,328
3.470% due 05/24/2006 (a)	4,800	4,821
Pemex Project Funding Master Trust
9.500% due 09/15/2027	600	738
SR Wind Ltd.
8.021% due 05/18/2005 (a)	1,000	1,004
8.521% due 05/18/2005 (a)	1,000	1,005
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,106
United Airlines, Inc.
7.186% due 04/01/2011 (b)	4,908	4,600

		34,048

Utilities 0.5%

CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	3,000	3,040
Hydro-Quebec
3.359% due 09/29/2049 (a)	5,000	4,755
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	30	30
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,461	1,370

		9,195

Total Corporate Bonds & Notes (Cost $108,319)		108,552

MUNICIPAL BONDS & NOTES 0.0%

Maine State General Obligation Bonds, Series 1999
6.450% due 06/15/2005	250	252

Total Municipal Bonds & Notes (Cost $252)		252

U.S. GOVERNMENT AGENCIES 64.1%

Fannie Mae
2.925% due 09/22/2006 (a)	8,100	8,096
3.000% due 08/25/2009	21	21
3.250% due 11/25/2032 (a)	23	23
4.500% due 03/01/2019- 03/01/2020 (d)	14,179	13,878
4.746% due 01/01/2027 (a)	180	184
5.000% due 12/01/2013- 05/12/2035 (d)	641,423	640,863
5.500% due 06/01/2007- 04/13/2035 (d)	467,498	468,871
5.630% due 11/01/2005	227	227
5.950% due 01/01/2009	207	215
6.000% due 05/01/2005- 04/01/2032 (d)	12,646	13,067
6.130% due 10/01/2008	156	162
6.325% due 04/01/2008	288	300
6.500% due 01/01/2013- 06/25/2044 (d)	3,549	3,681
7.000% due 05/01/2012- 05/01/2032 (d)	505	532
7.500% due 03/01/2015- 07/25/2041 (d)	695	743
8.000% due 12/01/2006- 08/01/2031 (d)	354	380
12.000% due 05/01/2016	7	7
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,600	1,483
Federal Housing Administration
7.430% due 04/01/2022- 06/01/2023 (d)	840	847
Freddie Mac
4.000% due 05/01/2019	172	165
4.500% due 05/01/2018- 05/01/2034 (d)	1,338	1,309
5.000% due 04/15/2016- 08/01/2034 (d)	27,672	27,737
5.250% due 01/15/2006	4,000	4,051
5.500% due 06/01/2017- 10/01/2034 (d)	3,457	3,499
6.000% due 09/01/2013- 09/01/2034 (d)	4,134	4,245
6.250% due 08/25/2022	435	435
6.500% due 07/25/2043	12	12
7.000% due 04/01/2032	87	92
7.500% due 05/01/2015	5	5
8.000% due 01/01/2012	25	26
8.500% due 04/15/2025	646	665
Government National Mortgage Association
3.270% due 10/16/2030 (a)	132	133
3.375% due 03/20/2020- 03/20/2028 (a)(d)	839	856
3.420% due 02/16/2030 (a)	1,433	1,448
3.470% due 02/16/2030 (a)	1,034	1,045
4.125% due 11/20/2017- 11/20/2025 (a)(d)	121	123
5.000% due 09/15/2017- 12/15/2017 (d)	227	230
5.500% due 01/15/2017- 09/20/2034 (d)	932	946
6.000% due 07/20/2015- 08/20/2034 (d)	296	304
6.500% due 01/20/2034- 08/20/2034 (d)	297	310
7.000% due 07/15/2031- 12/15/2032 (d)	293	309
7.500% due 03/15/2008- 01/15/2031 (d)	1,269	1,302
8.000% due 04/15/2017- 11/15/2022 (d)	2,510	2,702
8.500% due 02/15/2008	27	28
9.000% due 06/15/2009- 10/15/2017 (d)	209	219
9.500% due 08/15/2021- 12/15/2021 (d)	36	40
Housing Urban Development
5.070% due 08/01/2015	2,000	2,001
5.290% due 08/01/2017	5,000	5,016
Small Business Administration
4.340% due 03/01/2024	86	83
4.504% due 02/10/2014	97	95
5.130% due 09/01/2023	23	23
6.090% due 07/01/2011	170	175
6.640% due 02/01/2011	9,506	9,984
7.449% due 08/01/2010	6,038	6,450

Total U.S. Government Agencies (Cost $1,230,955)		1,229,643

U.S. TREASURY OBLIGATIONS 10.7%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	2,166	2,275
3.875% due 01/15/2009	692	763
0.875% due 04/15/2010	1,309	1,280
3.500% due 01/15/2011	124,901	139,565
3.000% due 07/15/2012	4,136	4,554
1.875% due 07/15/2013	8,202	8,348
2.000% due 07/15/2014	42,488	43,412
1.625% due 01/15/2015	2,636	2,598
U.S. Treasury Bond
5.375% due 02/15/2031	1,740	1,897

Total U.S. Treasury Obligations (Cost $207,385)		204,692

MORTGAGE-BACKED SECURITIES 1.1%

Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)	141	141
5.348% due 02/25/2033 (a)	908	918
5.639% due 02/25/2033 (a)	494	492
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	6	6
Countrywide Home Loan Mortgage Pass-Through Trust
3.140% due 04/25/2035 (a)	2,188	2,190
Countrywide Home Loans, Inc.
2.800% due 04/25/2034 (a)	6	6
Credit-Based Asset Servicing & Securitization LLC
3.350% due 01/25/2033 (a)	1	1
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (a)	700	702
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)	517	516
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	3,247	3,246
Prime Mortgage Trust
3.250% due 02/25/2034 (a)	1,712	1,716
3.250% due 02/25/2034 (a)	427	428
SACO I, Inc.
3.040% due 07/25/2019 (a)	9,218	9,104
Structured Asset Securities Corp.
6.127% due 02/25/2032 (a)	106	107
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)	8	8
5.131% due 10/25/2032 (a)	782	791
3.433% due 02/27/2034 (a)	14	14

Total Mortgage-Backed Securities (Cost $20,510)		20,386

ASSET-BACKED SECURITIES 3.2%

ACE Securities Corp.
2.960% due 04/25/2034 (a)	1,667	1,668

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  131

Schedule of Investments (Cont.)

Moderate Duration Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Brazos Student Finance Corp.
3.740% due 06/01/2023 (a)		$3,091	$3,123
Centex Home Equity
3.130% due 01/25/2034 (a)		14	14
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)		969	970
Countrywide Asset-Backed Certificates
2.940% due 08/25/2035 (a)		2,700	2,693
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
2.980% due 10/25/2034 (a)		3,421	3,420
Freemont Home Loan Owner Trust
3.640% due 12/25/2029 (a)		745	746
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)		2,932	2,932
2.960% due 01/25/2035 (a)		1,325	1,327
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)		5,217	5,221
Household Mortgage Loan Trust
3.200% due 02/20/2033 (a)		4,144	4,160
IMC Home Equity Loan Trust
3.210% due 03/25/2027 (a)		1	1
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		405	405
2.980% due 03/25/2034 (a)		2,200	2,202
Option One Mortgage Loan Trust
3.430% due 06/25/2030 (a)		284	284
Park Place Securities, Inc.
3.050% due 10/25/2034 (a)		4,659	4,662
Provident Bank Home Equity Loan Trust
3.120% due 08/25/2031 (a)		3,440	3,448
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)		17,900	17,920
SLM Student Loan Trust
2.710% due 04/25/2010 (a)		5,900	5,897

Total Asset-Backed Securities (Cost $61,022)			61,093

SOVEREIGN ISSUES 2.2%

Republic of Brazil
3.063% due 04/15/2006 (a)		3,091	3,091
11.250% due 07/26/2007		300	336
3.125% due 04/15/2009 (a)		3,759	3,679
3.125% due 04/15/2012 (a)		3,176	3,001
8.000% due 04/15/2014		10,807	10,767
Republic of Panama
8.875% due 09/30/2027		700	756
Republic of Peru
9.125% due 01/15/2008		12,000	13,140
9.125% due 02/21/2012		5,000	5,650
United Mexican States
6.375% due 01/16/2013		40	42
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)		22,000	308
0.000% due 06/30/2006 (a)		22,000	572
0.000% due 06/30/2007 (a)		22,000	517

Total Sovereign Issues (Cost $39,144)			41,859

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.1%

Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	6,000	8,933
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	800	733
Republic of France
5.750% due 10/25/2032	EC	1,900	3,119
4.000% due 04/25/2055		1,300	1,640
Republic of Germany
5.500% due 01/04/2031		4,600	7,282

Total Foreign Currency-Denominated Issues (Cost $18,898)			21,707

	# of Contracts		Value (000s)

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.500 Exp. 06/13/2005		540	3
Strike @ 95.250 Exp. 06/13/2005		350	2
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005		480	6
Strike @ 93.250 Exp. 09/19/2005		980	12

Total Purchased Put Options (Cost $24)			23

	Shares

PREFERRED SECURITY 0.2%

DG Funding Trust
3.360% due 12/29/2049 (a)		410	4,387

Total Preferred Security (Cost $4,100)			4,387

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		41,400	2,300

Total Preferred Stock (Cost $2,070)			2,300

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 61.2%

Certificates of Deposit 5.0%

Bank of America, N.A.
2.480% due 04/06/2005		$200	200
2.610% due 04/20/2005		300	300
2.720% due 05/16/2005		4,100	4,100
Citibank New York N.A.
2.630% due 04/22/2005		1,600	1,600
2.675% due 04/29/2005		1,600	1,600
HSBC Bank USA
2.750% due 06/27/2005		39,800	39,800
Wells Fargo Bank, N.A.
2.790% due 04/08/2005		47,600	47,600

			95,200

Commercial Paper 28.0%

Anz (Delaware), Inc.
2.710% due 05/31/2005		19,900	19,802
Barclays U.S. Funding Corp.
3.020% due 07/21/2005		52,800	52,297
CDC IXIS Commercial Paper, Inc.
2.930% due 06/09/2005		53,800	53,492
Fannie Mae
2.422% due 04/13/2005		17,400	17,385
2.390% due 04/15/2005		18,700	18,683
2.580% due 04/27/2005		2,600	2,595
2.485% due 05/25/2005		200	199
2.645% due 06/01/2005		1,700	1,691
2.694% due 06/01/2005		53,000	52,734
2.640% due 06/02/2005		13,700	13,630
2.726% due 06/08/2005		37,000	36,792
2.710% due 06/14/2005		27,700	27,529
Freddie Mac
2.689% due 06/21/2005		52,800	52,442
2.970% due 06/28/2005		52,400	52,012
General Motors Acceptance Corp.
2.495% due 04/05/2005		1,900	1,900
2.535% due 04/05/2005		600	600
KFW International Finance, Inc.
2.535% due 04/14/2005		17,100	17,084
Skandinaviska Enskilda Banken AB (SEB)
2.780% due 04/22/2005		4,700	4,692
2.970% due 06/21/2005		52,800	52,442
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		1,500	1,500
UBS Finance, Inc.
2.830% due 04/01/2005		4,200	4,200
2.975% due 07/14/2005		53,700	53,224

			536,925

Repurchase Agreements 21.7%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2019-11/15/2020 valued at $25,477. Repurchase proceeds are $25,002.)		25,000	25,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.435%-4.125% due 04/15/2005-06/17/2005 valued at $268,175; Federal Farm Credit Bank 1.500%-1.670% due 05/23/2005-05/26/2005 valued at $52,174; and Freddie Mac 1.750%-4.250% due 05/15/2005-06/15/2005 valued at $79,113. Repurchase proceeds are $391,653.)		391,627	391,627

			416,627

French Treasury Bill 6.2%

1.000% due 06/16/2005	EC	92,250	119,073

U.S. Treasury Bills 0.3%

2.731% due 05/19/2005-09/01/2005 (d)(f)		$6,387	6,349

Total Short-Term Instruments (Cost $1,173,888)			1,174,174

Total Investments (e) 149.6% (Cost $2,866,567)			$2,869,068

Other Assets and Liabilities (Net) (49.6%)			(951,265)

Net Assets 100.0%			$1,917,803

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $22,676 were valued withreference to securities whose prices are more readily obtainable.

132  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(f)	Securities with an aggregate market value of $8,049 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Long Futures	06/2005	1,792	$(2,445)
Eurodollar September Long Futures	09/2005	2,954	(6,585)
Eurodollar December Long Futures	12/2005	447	(710)
U.S. Treasury 10-Year Note Long Futures	06/2005	156	(148)

			$(9,888)

(g) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	1,100	$(34)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	1,000	72
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		2,200	230
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$1,700	26

							$294

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$400	$3
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	7,100	(20)
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	12,000	90
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	5,200	16
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	600	3

						$92

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$8,040	$8,193	$8,248

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	470	04/2005	$7	$0	$7
Buy		981	05/2005	0	(9)	(9)
Buy		429	06/2005	3	0	3
Buy		9,152	09/2005	3	(10)	(7)
Buy	CP	80,557	05/2005	0	(4)	(4)
Buy		242,408	06/2005	3	0	3
Buy		50,544	08/2005	0	(1)	(1)
Sell	EC	29,249	04/2005	1,044	0	1,044
Sell		92,250	06/2005	0	(409)	(409)
Buy	H$	2,516	04/2005	0	(1)	(1)
Buy	JY	1,778,420	04/2005	0	(343)	(343)
Buy	KW	375,003	04/2005	6	0	6
Sell		777,100	05/2005	0	(8)	(8)
Buy		472,000	06/2005	0	(7)	(7)
Sell	MP	51	05/2005	0	0	0
Buy		4,485	06/2005	3	0	3
Buy	PN	412	05/2005	0	0	0
Buy		1,392	06/2005	0	0	0
Buy	PZ	749	05/2005	0	(6)	(6)
Buy		752	06/2005	0	(4)	(4)
Buy	RP	26,510	06/2005	0	(5)	(5)
Buy	RR	9,298	04/2005	3	0	3
Buy		12,191	06/2005	0	(6)	(6)
Buy	S$	546	04/2005	0	(4)	(4)
Sell		86	05/2005	0	0	0
Buy		682	06/2005	0	(7)	(7)
Buy	SV	3,817	05/2005	0	(3)	(3)
Buy		13,372	06/2005	0	(9)	(9)
Buy	T$	4,020	05/2005	0	0	0
Buy		13,284	06/2005	0	(17)	(17)

				$1,072	$(853)	$219

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  133

Schedule of Investments

Money Market Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 99.7%

Certificates of Deposit 2.6%

Citibank, N.A.
2.675% due 04/29/2005	$800	$800
Wells Fargo Bank, N.A.
2.790% due 04/08/2005	11,100	11,100

		11,900

Commercial Paper 79.2%

Bank of America, N.A.
2.550% due 08/08/2005	4,200	4,200
2.800% due 08/08/2005	9,000	9,000
Barclays U.S. Funding Corp.
2.960% due 06/17/2005	9,000	8,943
Danske Corp.
2.700% due 05/31/2005	12,000	11,946
Den Norske Bank ASA
2.555% due 04/14/2005	10,000	9,991
Dexia Delaware LLC
2.680% due 04/18/2005	2,200	2,197
2.975% due 06/27/2005	10,000	9,928
Fannie Mae
2.422% due 04/13/2005	10,000	9,991
2.488% due 04/13/2005	12,000	11,990
2.548% due 04/27/2005	12,000	11,978
2.570% due 04/27/2005	7,500	7,486
2.580% due 04/27/2005	17,000	16,968
2.609% due 05/11/2005	1,500	1,496
2.715% due 06/15/2005	15,000	14,909
2.960% due 06/29/2005	10,000	9,927
3.010% due 08/01/2005	1,000	990
Federal Home Loan Bank
2.530% due 04/20/2005	20,000	19,973
2.805% due 05/20/2005	16,600	16,537
ForeningsSparbanken AB
2.980% due 06/29/2005	10,000	9,926
Freddie Mac
2.280% due 04/05/2005	17,775	17,770
2.390% due 04/12/2005	20,200	20,184
2.420% due 04/19/2005	12,000	11,985
2.622% due 05/10/2005	5,000	4,986
2.689% due 06/21/2005	15,000	14,902
2.970% due 06/28/2005	10,000	9,927
General Electric Capital Corp.
2.780% due 05/24/2005	9,000	8,963
HBOS Treasury Services PLC
2.470% due 04/12/2005	7,000	6,995
2.615% due 04/26/2005	9,000	8,984
Rabobank USA Financial Corp.
2.600% due 04/25/2005	11,000	10,981
2.950% due 06/21/2005	5,000	4,967
Skandinaviska Enskilda Banken AB (SEB)
2.970% due 06/22/2005	10,000	9,932
Spintab AB
3.110% due 08/23/2005	10,000	9,876
Svenska Handelsbanken, Inc.
2.605% due 04/26/2005	11,000	10,980
UBS Finance, Inc.
3.020% due 07/22/2005	10,000	9,906
Westpac Capital Corp.
2.860% due 06/07/2005	9,000	8,952
2.950% due 06/17/2005	5,000	4,968

		363,634

Repurchase Agreements 15.5%

Credit Suisse First Boston
2.630% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.375% due 01/15/2007 valued at $79,110. Repurchase proceeds are $64,005.)	64,000	64,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,227. Repurchase proceeds are $7,083.)	7,083	7,083

		71,083

U.S. Treasury Bills 2.4%

2.343% due 04/28/2005- 07/21/2005 (a)	11,200	11,157

Total Short-Term Instruments (Cost $457,774)		457,774

Total Investments 99.7% (Cost $457,774)		$457,774
Other Assets and Liabilities (Net) 0.3%		1,319

Net Assets 100.0%		$459,093

Notes to Schedule of Investments:

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

134  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.3%

Banking & Finance 0.3%

General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)	$1,000		$979

Total Corporate Bonds & Notes (Cost $976)			979

MUNICIPAL BONDS & NOTES 97.4%

Alabama 1.8%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295		2,432
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300		3,484

			5,916

Alaska 0.8%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540		542
North Slope Boro, Alaska General Obligation Bonds,(MBIA Insured), Series 2004-A
0.000% due 06/30/2008	2,000		1,771
Valdez, Alaska Marine Terminal Revenue Bonds, Series 1985
2.220% due 10/01/2025 (a)	420		420

			2,733

Arizona 1.7%

Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000		3,247

Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
10.516% due 07/01/2015 (a)	667		826
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	150		153
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210		1,289

			5,515

California 4.3%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355		359
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565		2,635
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
14.925% due 07/01/2011 (a)	4,000		5,692
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500		1,555
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350		362
	(000s	)	(000s	)
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565		1,354
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000		364
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350		357
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170		171
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000		1,012

			13,861

Colorado 1.0%

Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C
35.700% due 10/01/2022	110		113
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B
36.700% due 10/01/2016	50		51
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D
36.750% due 04/01/2015	80		80
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390		1,431
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325		1,405

			3,080

Connecticut 2.8%

Connecticut State General Obligation Bonds, Series 2001
8.100% due 06/15/2010 (a)	5,000		6,138
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.510% due 01/15/2011 (a)	2,500		2,903

			9,041

Florida 4.1%

Florida State General Obligation Bonds, Series 2004
7.450% due 07/01/2011 (a)	3,103		3,627
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500		2,706
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290		333
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000		5,279
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500		506
	(000s	)	(000s	)
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800		954

			13,405

Georgia 0.8%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255		1,378
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200		226
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000		1,101

			2,705

Hawaii 0.5%
Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	410		411
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000		1,078

			1,489

Illinois 10.3%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000		468
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000		3,122
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000		247
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290		1,039
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,000		1,771
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300		2,483
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000		1,328
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125		94
0.000% due 12/01/2012	135		97
0.000% due 12/01/2014	255		165
0.000% due 12/01/2015	1,885		1,159
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430		444

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  135

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Illinois Educational Facilities Authority Revenue Bonds,Series 1993
9.270% due 07/01/2012 (a)	$2,000	$2,032
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	819
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,697
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	3,000	3,231
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,189
Lake Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,978
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,108
9.000% due 02/01/2009	650	779
9.000% due 02/01/2011	690	878
9.000% due 02/01/2012	1,065	1,389
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	828

		33,345

Indiana 3.8%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,484
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	300
4.400% due 01/15/2012	170	176
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	218
4.750% due 07/15/2009	200	212
4.750% due 01/15/2015	235	244
4.850% due 01/15/2016	295	307
5.000% due 07/15/2010	180	194
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	818
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,643
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,181
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	4,000	4,305
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	434
5.200% due 02/01/2012	230	247
5.500% due 02/01/2015	180	196

		12,156

Kentucky 1.0%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,163

Louisiana 2.4%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	225	240
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
7.450% due 04/01/2019 (a)	2,850	3,199
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	989
8.033% due 11/15/2031 (a)	3,500	3,411

		7,839

Massachusetts 0.7%

Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	55	55
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	412
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	216
4.800% due 11/01/2008	90	93
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	559
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
1.253% due 01/01/2017 (a)	1,000	1,087

		2,422

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,842
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,087
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,537
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	56
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,086
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	815

		9,423

Minnesota 0.5%

Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	402
5.400% due 07/20/2028	1,265	1,293

		1,695

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,278

Missouri 1.0%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
7.450% due 02/01/2010 (a)	1,793	2,060
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	387
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	725	761

		3,208

Nevada 0.5%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015 (a)	870	1,093
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
2.220% due 06/15/2021 (a)	400	400

		1,493

New Jersey 9.4%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	3,500	3,529
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,152
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,786
6.375% due 04/01/2031	10,000	11,908
6.500% due 04/01/2031	2,115	2,399
6.800% due 04/01/2018 (a)	250	285
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,184
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	576
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,076
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,593

		30,492

136  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
New Mexico 1.9%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
7.450% due 06/15/2012 (a)	$5,000	$5,840
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	315

		6,155

New York 7.6%

New York City, New York Residual Bonds, (MBIA Insured), Series 2004-992
5.250% due 11/01/2015 (a)	667	845
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	5,275	5,665
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,082
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,888
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,261
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,264
New York, New York General Obligation Bonds, Series 1993-E2
2.290% due 08/01/2020 (a)	3,000	3,000
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,688

		24,693

North Carolina 1.8%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	584
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,088
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,283

		5,955

Ohio 3.9%

Ohio State General Obligation Bonds, Series 2004
7.760% due 05/01/2011 (a)	2,500	2,904
7.810% due 06/15/2011 (a)	3,910	4,544
Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,098
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,223
5.375% due 12/01/2021	1,750	1,945

		12,714

Oklahoma 1.6%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,504
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	2,765	541

		5,045

Oregon 0.3%

Lane County, Oregon School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2010	1,000	1,076

Pennsylvania 0.3%

Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	102
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	760

		862

Puerto Rico 0.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	834
6.000% due 07/01/2026	150	169

		1,003

Rhode Island 2.6%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,308
6.250% due 06/01/2042	6,025	6,048

		8,356

South Carolina 1.0%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,103
South Carolina State General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,280

		3,383

Tennessee 3.8%

Clarksville, Tennesse Public Building Authority Revenue Bonds, Series 2003
2.300% due 01/01/2033 (a)	270	270
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.450% due 12/01/2010 (a)	7,050	8,081
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,024
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,038
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,080
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	771

		12,264

Texas 9.3%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,992
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	796
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,617
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	261
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
7.390% due 07/01/2025 (a)	2,500	2,538
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	835
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	377
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,090
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,825
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	477
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,101
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	267
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,822
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	817
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,029
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,072
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,100

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  137

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	$225	$234
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,343
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,528

		30,121

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,616

Virginia 1.0%
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,054
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,051
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,020

		3,125

Washington 4.1%

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,768
Walla Walla County, Washington School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,321
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,082
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,156

		13,327

West Virginia 0.8%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,711

Wisconsin 5.6%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,541
5.000% due 10/01/2019	1,040	1,128
Polk County, Wisconsin General Obligation Bonds, (XLCA Insured), Series 2005
5.000% due 12/01/2015	1,175	1,268
5.000% due 12/01/2016	2,620	2,834
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	389
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,345	2,413
4.700% due 11/01/2012	1,495	1,538
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.450% due 05/01/2010 (a)	2,500	2,917
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,309

		18,077

Total Municipal Bonds & Notes (Cost $307,479)		315,742

SHORT-TERM INSTRUMENTS 0.9%

Repurchase Agreement 0.1%
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $459. Repurchase proceeds are $446.)	446	446
U.S. Treasury Bills 0.8%

2.592% due 05/05/2005-06/16/2005 (c)(d)(e)	2,650	2,641

Total Short-Term Instruments (Cost $3,087)		3,087

Total Investments 98.6% (Cost $311,542)		$319,808

Written Options (g) (0.1%) (Premiums $323)		(435)

Other Assets and Liabilities (Net) 1.5%		4,820

Net Assets 100.0%		$324,193

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

138  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e) Securities with an aggregate market value of $2,392 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Municipal Bond Index June Long Futures	06/2005	4	$(1)
U.S. Treasury 10-Year Note Long Futures	06/2005	3	1

			$0

(f) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$1,539
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	32,300	(250)

						$1,289

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	284	$323	$435

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  139

Schedule of Investments

New York Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.1%

Arkansas 1.1%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$250	$259

New York 87.5%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	161
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	517
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	539
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,078
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	280
New York City, New York General Obligation Bonds, Series 1993-E5
2.250% due 08/01/2017 (a)	200	200
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	248
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	250
New York City, New York Industrial Development Agency Revenue Bonds, (Bank of America Insured), Series 2004
2.320% due 11/01/2039 (a)	100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
2.290% due 06/15/2033 (a)	400	400
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.240% due 06/15/2022 (a)	200	200
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series 2003-F2
2.290% due 06/15/2035 (a)	150	150
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.320% due 11/01/2022 (a)	350	350
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	557
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	545
5.250% due 11/01/2011	600	657
5.250% due 02/01/2029 (a)	500	537
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	424
New York Metropolitan Transportation Authority General Obligation Bonds, (XLCA Insured), Series 2004-A4
2.270% due 11/01/2034 (a)	600	600
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	289
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	158
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	491
5.500% due 07/01/2030	200	205
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.930% due 08/15/2022 (a)	250	259
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	543
5.000% due 10/01/2030	750	770
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271
New York State Dormitory Authority Revenue Bonds, Series 1990
2.290% due 07/01/2025 (a)	700	700
New York State Dormitory Authority Revenue Bonds, Series 1997
2.280% due 07/01/2012 (a)	400	400
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	157
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	449
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	544
5.000% due 06/15/2014	400	431
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	104
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.200% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	159
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	366
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	268
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	546
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	544
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	532
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	549
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	263
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	539
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	551
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	752
5.400% due 07/15/2012	300	312

		19,651

Puerto Rico 6.7%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	112
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	570
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	226
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	603

		1,511

140  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Texas 0.6%

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	$120	$125

Virgin Islands 1.2%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	269

Total Municipal Bonds & Notes (Cost $21,555)		21,815

SHORT-TERM INSTRUMENTS 2.1%

Repurchase Agreement 1.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $274. Repurchase proceeds are $268.)	268	268

U.S. Treasury Bills 0.9%

2.668% due 05/05/2005-06/16/2005 (b)(c)	200	199

Total Short-Term Instruments (Cost $467)		467

Total Investments 99.2% (Cost $22,022)		$22,282

Written Options (d) (0.2%) (Premiums $31)		(41)

Other Assets and Liabilities (Net) 1.0%		220

Net Assets 100.0%		$22,461

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Long Futures	06/2005	5	$3

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	27	$31	$41

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  141

Schedule of Investments

Real Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 2.7%

Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,083
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,097
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,588
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	3,140	3,136
3.100% due 07/18/2005 (a)	27,750	27,700
7.600% due 08/01/2005	20,000	20,210
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	9,200	9,204
3.920% due 10/20/2005 (a)	15,000	14,968
3.695% due 05/18/2006 (a)	39,500	38,660
3.560% due 01/16/2007 (a)	18,400	17,640
6.125% due 08/28/2007	870	849
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	1,500	1,498
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	12,073
6.840% due 05/19/2008 (a)	1,500	1,561
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	57,550	59,365
6.060% due 07/03/2008 (a)	14,750	12,452
Pioneer 2002 Ltd.
10.510% due 06/15/2006 (a)	5,000	5,159
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,231
Residential Reinsurance Ltd.
7.810% due 06/01/2005 (a)	18,400	18,493
7.860% due 06/08/2006 (a)	17,600	17,184
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,851
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	50,200	50,195
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	30,200	30,256
Wachovia Corp.
7.550% due 08/18/2005	12,500	12,696

		385,149

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	1,087	1,096
Halliburton Co.
3.450% due 01/26/2007 (a)	8,530	8,530
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,595
8.625% due 02/01/2022	6,900	7,857
9.500% due 09/15/2027	14,850	18,265
SR Wind Ltd.
8.021% due 05/18/2005 (a)	2,000	2,009
8.521% due 05/18/2005 (a)	1,600	1,608
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,408

		64,368

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,057
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,491
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,800
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,956

		61,304

Total Corporate Bonds & Notes (Cost $508,306)		510,821

MUNICIPAL BONDS & NOTES 0.6%

California Tobacco Securitization Agency
Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,875
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,858
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,749
District of Columbia Tobacco Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,657
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,093
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,523
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,110	4,139
6.250% due 06/01/2033	25,000	25,671
6.625% due 06/01/2040	380	396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,193
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,129
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	866
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,368
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,151
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,124
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	754
6.125% due 06/01/2032	740	743
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,113
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	435	454

Total Municipal Bonds & Notes (Cost $80,157)		84,856

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
6.017% due 10/01/2031 (a)	1,503	1,523
Federal Housing Administration
7.430% due 12/01/2020	107	108
Freddie Mac
6.500% due 01/25/2028	100	104
7.000% due 10/15/2030	696	712
7.500% due 10/25/2043	21,227	22,816
Government National Mortgage Association
6.500% due 05/15/2028 - 04/15/2031 (c)	2,346	2,456
Housing Urban Development
5.530% due 08/01/2020	6,000	6,162

Total U.S. Government Agencies (Cost $33,995)		33,881

U.S. TREASURY OBLIGATIONS 108.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (d)(f)	1,233,472	1,295,292
3.625% due 01/15/2008	681,617	733,280
3.875% due 01/15/2009	1,472,946	1,624,828
4.250% due 01/15/2010	922,152	1,050,018
0.875% due 04/15/2010	98,302	96,188
3.500% due 01/15/2011	1,113,380	1,244,102
3.375% due 01/15/2012	67,061	75,284
3.000% due 07/15/2012	1,748,097	1,924,483
1.875% due 07/15/2013	704,757	717,265
2.000% due 01/15/2014	1,131,629	1,158,649
2.000% due 07/15/2014	1,361,886	1,391,491
1.625% due 01/15/2015	72,602	71,552
2.375% due 01/15/2025	872,623	938,895
3.625% due 04/15/2028	1,092,611	1,436,548
3.875% due 04/15/2029	1,103,028	1,517,272
3.375% due 04/15/2032	86,265	114,509
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	97

Total U.S. Treasury Obligations (Cost $15,014,733)		15,389,888

MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns Adjustable Rate Mortgage Trust
3.963% due 11/25/2030 (a)	953	951
4.747% due 01/25/2034 (a)	7,844	7,818
4.883% due 01/25/2034 (a)	5,277	5,271
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	748	755
Washington Mutual Mortgage Securities Corp.
3.433% due 02/27/2034 (a)	5,561	5,540

Total Mortgage-Backed Securities (Cost $20,535)		20,335

ASSET-BACKED SECURITIES 0.6%

Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	724	725
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	702	703
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)	23	23
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	2,673	2,674
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	1,407	1,409
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)	36,300	36,298
4.860% due 01/09/2006 (a)	30,700	30,649

142  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Residential Asset Securities Corp.
3.150% due 01/25/2034 (a)		$1,538	$1,543
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		6,533	6,538

Total Asset-Backed Securities (Cost $80,599)			80,562

SOVEREIGN ISSUES 1.3%

Republic of Brazil
3.063% due 04/15/2006 (a)		3,672	3,671
3.125% due 04/15/2009 (a)		3,230	3,161
11.000% due 01/11/2012		1,600	1,816
8.000% due 04/15/2014		48,576	48,396
11.000% due 08/17/2040		5,300	5,906
Russian Federation
10.000% due 06/26/2007		7,000	7,716
8.250% due 03/31/2010 (a)		23,800	25,694
5.000% due 03/31/2030 (a)		61,100	62,658
United Mexican States
6.375% due 01/16/2013		20,700	21,528
United Mexican States Value Recovery Rights
0.000% due 06/30/2005 (a)		718	10
0.000% due 06/30/2006 (a)		714	19

Total Sovereign Issues (Cost $77,449)			180,575

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.7%

Commonwealth of Canada
4.250% due 12/01/2021 (b)	C$	2,535	2,784
4.000% due 12/01/2031 (b)		9,794	11,349
3.000% due 12/01/2036 (b)		21,828	21,851
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	35,069
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,834
Pylon Ltd.
3.635% due 12/18/2008 (a)		20,750	27,710
6.035% due 12/18/2008 (a)		40,700	54,584
Republic of France
1.600% due 07/25/2011 (b)		6,127	8,214
2.250% due 07/25/2020 (b)		12,062	16,872
3.150% due 07/25/2032 (b)		43,707	73,491
5.750% due 10/25/2032		28,000	45,970
Republic of Germany
5.250% due 01/04/2011		42,500	61,139
6.250% due 01/04/2030		6,600	11,407
Republic of Italy
4.250% due 08/01/2014		1,700	2,306
2.150% due 09/15/2014 (b)		2,047	2,807

Total Foreign Currency-Denominated Issues (Cost $333,278)			386,387

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		279,300	15,519

Total Preferred Stock (Cost $13,965)			15,519

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.2%

Commercial Paper 2.1%

Fannie Mae
2.875% due 06/27/2005		$228,700	227,026
Freddie Mac
2.710% due 06/17/2005		18,590	18,471
General Motors Acceptance Corp.
2.916% due 04/05/2005		5,900	5,898
UBS Finance, Inc.
2.830% due 04/01/2005		44,000	44,000

			295,395

Repurchase Agreements 0.5%

Credit Suisse First Boston
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.650% due 06/16/2005 valued at $49,717 and U.S. Treasury Strips 0.000% due 02/15/2023 valued at $18,632. Repurchase proceeds are $67,004.)		67,000	67,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,263. Repurchase proceeds are $7,120.)		7,120	7,120

			74,120

U.S. Treasury Bills 0.6%

2.624% due 05/05/2005-06/16/2005 (c)(f)		86,595	86,200

Total Short-Term Instruments (Cost $455,840)			455,715

Total Investments (e) 120.8% (Cost $16,729,287)			$17,158,539

Written Options (h) (0.0%) (Premiums $8,091)			(1,612)

Other Assets and Liabilities (Net) (20.8%)			(2,957,357)

Net Assets 100.0%			$14,199,570

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	The average amount of borrowings outstanding during the period ended March 31, 2005 was $130,207 at a weighted average interest rate of 1.62%. On March 31, 2005, securities valued at $131,823 were pledged as collateral for reverse repurchase agreements.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $135,311 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $32,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,437	$(4,642)
Euro-Bund 10-Year Note Long Futures	06/2005	995	1,376
U.S. Treasury 5-Year Note Short Futures	06/2005	2,456	(1,165)
U.S. Treasury 10-Year Note Long Futures	06/2005	20,892	(2,900)
U.S. Treasury 30-Year Bond Long Futures	06/2005	2,281	644

			$(6,687)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  143

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2005

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$99
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	123
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	156
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	132
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	13,492
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		98,200	6,034
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	112
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		83,500	5,748
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	144
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	800
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	210
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$637,200	9,868
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	06/15/2007		350,000	3,939
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,000	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		3,900	51
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		9,000	188
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		591,100	13,011
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		116,600	1,737
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		1,536,000	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		273,700	5,754
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		372,300	9,317
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005		10,000	(293)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		618,850	(1,192)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		766,600	13,230
							$82,749

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	$2,000	$1
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	Fannie Mae 5.375% due 11/15/2011	Sell	0.200%	05/03/2005	80,000	36

						$37

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	1,790	$273	$56
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	3,466	644	271
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	5,256	1,479	1,067

				$2,396	$1,394

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000%	**	09/23/2005	$200,000	$2,815	$202
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000%	*	09/23/2005	200,000	2,880	16

						$5,695	$218

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

144  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.250	08/15/2007	$127,800	$126,118	$126,515
U.S. Treasury Note	3.125	09/15/2008	177,200	172,106	171,862
U.S. Treasury Note	4.000	11/15/2012	44,000	42,969	43,229
U.S. Treasury Note	3.625	05/15/2013	21,600	20,508	20,531
U.S. Treasury Note	4.250	08/15/2013	155,000	152,899	152,669
U.S. Treasury Note	4.750	05/15/2014	315,400	321,412	324,038

				$836,012	$838,844

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	35,786	04/2005	$118	$0	$118
Buy	EC	35,710	04/2005	68	0	68
Sell		282,314	04/2005	8,246	(70)	8,176
Buy	JY	15,995,080	04/2005	0	(3,082)	(3,082)
Sell	N$	48,184	04/2005	1,160	0	1,160
Buy	PZ	4,734	06/2005	0	(25)	(25)
Buy	RR	40,472	06/2005	0	(19)	(19)
Buy	SV	43,357	06/2005	0	(28)	(28)

				$9,592	$(3,224)	$6,368

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  145

Schedule of Investments

Real Return Fund II

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	$100	$100
3.560% due 01/16/2007 (a)	200	192
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	300	300

Total Corporate Bonds & Notes (Cost $598)		592

MUNICIPAL BONDS & NOTES 0.5%

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	250	263

Total Municipal Bonds & Notes (Cost $236)		263

U.S. TREASURY OBLIGATIONS 101.2%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	2,648	2,781
3.625% due 01/15/2008	2,597	2,794
3.875% due 01/15/2009	4,651	5,130
4.250% due 01/15/2010	2,153	2,452
0.875% due 04/15/2010	302	295
3.500% due 01/15/2011	5,204	5,815
3.375% due 01/15/2012	644	723
3.000% due 07/15/2012	7,954	8,757
1.875% due 07/15/2013	1,661	1,691
2.000% due 01/15/2014	4,150	4,249
2.000% due 07/15/2014	3,864	3,948
1.625% due 01/15/2015	200	197
3.375% due 01/15/2025	1,315	1,415
3.625% due 04/15/2028	4,952	6,510
3.875% due 04/15/2029	7,888	10,849

Total U.S. Treasury Obligations (Cost $54,598)		57,606

ASSET-BACKED SECURITIES 0.5%

Redwood Capital Ltd.
4.860% due 01/09/2006 (a)	300	299

Total Asset-Backed Securities (Cost $300)		299

SOVEREIGN ISSUES 1.4%
Russian Federation
8.250% due 03/31/2010 (a)	100	108
5.000% due 03/31/2030 (a)	500	513
United Mexican States
6.375% due 01/16/2013	200	208

Total Sovereign Issues (Cost $820)		829

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	700	39

Total Preferred Stock (Cost $35)		39

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 8.7%

Commercial Paper 7.5%
Anz (Delaware), Inc.
2.840% due 06/03/2005	$500	497
Barclays U.S. Funding Corp.
2.945% due 06/16/2005	300	298
CBA (de) Finance
2.860% due 06/06/2005	300	298
Fannie Mae
2.960% due 06/29/2005	200	199
ForeningsSparbanken AB
2.800% due 05/24/2005	700	697
Freddie Mac
3.020% due 08/09/2005	400	395
Skandinaviska Enskilda Banken AB (SEB)
2.850% due 06/24/2005	1,500	1,490
UBS Finance, Inc.
2.780% due 04/25/2005	400	399

		4,273

Repurchase Agreement 0.8%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $474. Repurchase proceeds are $462.)	462	462

U.S. Treasury Bills 0.4%

2.712% due 06/02/2005-06/16/2005 (c)(d)	195	195

Total Short-Term Instruments (Cost $4,931)		4,930

Total Investments 113.4% (Cost $61,518)		$64,558

Written Options (f) (0.0%) (Premiums $10)		(6)

Other Assets and Liabilities (Net) (13.4%)		(7,626)

Net Assets 100.0%		$56,926

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $194 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	11	$(21)
U.S. Treasury 5-Year Note Short Futures	06/2005	11	(5)
U.S. Treasury 10-Year Note Long Futures	06/2005	100	(51)
U.S. Treasury 30-Year Bond Long Futures	06/2005	7	2

			$(75)

146  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$2,100	$41
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	3,900	96
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007	5,400	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	400	8
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	900	36
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	2,500	37
UBS Warburg LLC	3-month USD-LIBOR	Receive	6.000%	12/18/2033	700	(32)

						$186

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	7	$1	$0
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	15	3	1
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	22	6	5

				$10	$6

(g)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$1,700	$1,674	$1,685

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  147

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

Banking & Finance 1.0%

General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)	$4,000	$3,915

Total Corporate Bonds & Notes (Cost $3,906)		3,915

MUNICIPAL BONDS & NOTES 96.5%

Alabama 1.5%

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,155
5.250% due 01/01/2013	4,350	4,673

		5,828

Alaska 1.1%

North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,203
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	698
0.000% due 06/30/2007	2,500	2,324

		4,225

Arizona 3.5%

Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,378
5.000% due 08/01/2012	2,305	2,500
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.916% due 07/01/2015 (a)	1,000	1,239
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,242
Tucson, Arizona Water Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 07/01/2009	2,290	2,494
University of Arizona Certificates of Participation Bonds, (AMBAC Insured), Series 2004
5.250% due 06/01/2008	2,075	2,211

		14,064

Arkansas 1.4%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	5,500	5,694

California 4.7%

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,705
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,002
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	10,515	10,589
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	899
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,586

		18,781

Colorado 1.6%

Colorado Department of Transportation
Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,383

Connecticut 0.2%

New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	569

		709

Florida 3.5%

Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	1,998
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	689
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	973
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,267
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
8.000% due 12/01/2017 (a)	500	544
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	330	349
Orlando, Florida Utilities Commission Revenue Bonds, Series 2004
5.250% due 07/01/2009	5,000	5,399
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.799% due 10/01/2015 (a)	750	758

		13,977

Georgia 0.3%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,172

Illinois 7.5%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,414
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,500	2,213
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	528
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,244
Chicago, Illinois Tax Increment Tax Allocation Bonds, (AMBAC Insured), Series 2000-A
0.000% due 12/01/2008	10,000	8,821
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
6.500% due 11/15/2009	3,750	4,259
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	300	305
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,084
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	189
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,186
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,323
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	679
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,460
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,217
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,067
0.000% due 10/01/2010	15	12

		30,001

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	382

Massachusetts 4.9%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
1.407% due 07/01/2020 (a)	7,005	7,055
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	10	10
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,423
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,073

148  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	$1,500	$1,711
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,075
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,057
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
2.367% due 01/01/2016 (a)	3,200	3,466
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,916

		19,786

Michigan 7.6%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,038
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,566
5.250% due 06/01/2010	5,000	5,421
Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2009	2,500	2,684
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,689
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.250% due 05/15/2009	1,000	1,080
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,137
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,578
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,439

		30,632

Minnesota 0.7%

Minnesota State General Obligation Bonds, Series 2004
7.450% due 10/01/2009 (a)	2,500	2,876

Missouri 0.4%

Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,635

Nebraska 1.4%

Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,685
University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,116

		5,801

Nevada 0.4%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
9.914% due 12/01/2015 (a)	1,303	1,636

New Jersey 3.9%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	595
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,076
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,540
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,371
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	5,803
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,166

		15,551

New Mexico 0.9%

New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,510

New York 12.7%

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998-H
5.250% due 08/01/2010	2,505	2,690
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
10.706% due 11/01/2015 (a)	1,000	1,267
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,645
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	8,073
5.000% due 11/01/2011	1,400	1,512
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,077
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,766
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	897
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,142
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	542
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,241
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,229
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,632
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,176
Tobacco Settlement Financing Corp., New York Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,114
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,005
5.400% due 07/15/2012	1,700	1,766

		50,774

North Carolina 0.3%

North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,088

Ohio 4.0%

Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,857
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,105
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,502
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,519
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,162

		16,145

Oklahoma 1.7%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	106
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,481

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  149

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	$175	$180

		6,767

Pennsylvania 0.4%

Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	141
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	540
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,084

		1,765

Puerto Rico 1.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	278
Puerto Rico Commonwealth General Obligation Bonds, Series 2003
5.000% due 07/01/2018 (a)	2,000	2,099
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,790

		5,167

South Carolina 2.5%

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,552
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,561

		10,113

Tennessee 1.9%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.450% due 12/01/2010 (a)	6,300	7,221
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	409

		7,630

Texas 10.3%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,149
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,641
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,708
Harris County, Texas Flood Control District General Obligation Bonds, Series 2004-A
5.000% due 10/01/2011	5,005	5,392
Harris County, Texas General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,133
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,119
6.800% due 12/15/2011	3,000	3,547
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	408
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	445
North East Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/01/2033 (a)	4,875	5,056
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	789
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,069
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,143
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
4.000% due 06/01/2008	1,450	1,486
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	733
University of Texas, University Revenue Bonds, Series 2005
5.250% due 08/15/2013 (a)	4,678	5,599

		41,417

Utah 1.3%

Utah State General Obligation Bonds, Series 2004
5.000% due 07/01/2010	5,000	5,403

Virginia 1.5%

Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,115
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,057

		6,172

Washington 9.0%

Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,420
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,664
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,574
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,466
5.000% due 06/01/2013	6,955	7,545
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,127
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,538
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,059
Washington State Public Power Supply System Revenue Bonds, Series 1994
6.000% due 07/01/2007	2,750	2,923
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,630

		35,946

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	145

Wisconsin 4.0%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,304
5.500% due 06/01/2005	5,635	5,656
Polk County, Wisconsin General Obligation Bonds, (XLCA Insured), Series 2005
5.000% due 12/01/2014	2,090	2,259
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2009	240	245
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,050	1,072
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,250
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,066

		15,852

Total Municipal Bonds & Notes (Cost $390,656)		387,027

SHORT-TERM INSTRUMENTS 2.8%

Repurchase Agreement 2.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $8,596. Repurchase proceeds are $8,424.)	8,423	8,423

150  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 0.7%
2.701% due 05/05/2005- 06/16/2005 (b)	$2,907	$2,892

Total Short-Term Instruments (Cost $11,316)		11,315

Total Investments 100.3% (Cost $405,878)		$402,257

Written Options (d) (0.1%) (Premiums $248)		(334)

Other Assets and Liabilities (Net) (0.2%)		(693)

Net Assets 100.0%		$401,230

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$29,300	$372
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	145,200	255

						$627

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	218	$248	$334

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  151

Schedule of Investments

Short-Term Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.8%

Banking & Finance 6.5%

AIG SunAmerica Global Financing XI
3.010% due 05/23/2005 (a)	$11,300	$11,299
Associates Corp. of North America
6.260% due 02/15/2006	830	847
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,237
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	4,600	4,598
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	34,910	35,248
Ford Motor Credit Co.
2.897% due 04/28/2005 (a)	9,800	9,796
6.875% due 02/01/2006	19,585	19,855
General Electric Capital Corp.
8.850% due 04/01/2005	5,675	5,675
2.870% due 05/12/2005	15,000	14,997
7.500% due 05/15/2005	3,630	3,648
General Motors Acceptance Corp.
5.250% due 05/16/2005	10,500	10,520
4.750% due 05/19/2005 (a)	300	300
7.500% due 07/15/2005	800	807
3.920% due 10/20/2005 (a)	3,460	3,453
6.750% due 01/15/2006	15,350	15,460
3.695% due 05/18/2006 (a)	1,325	1,297
4.500% due 07/15/2006	530	517
6.125% due 09/15/2006	3,182	3,168
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	42,010	42,017
GP Canada Finance Co.
7.200% due 12/15/2006	200	209
HBOS Treasury Services PLC
2.770% due 07/29/2005 (a)	1,500	1,500
Household Finance Corp.
6.700% due 11/13/2005 (a)	10,500	10,680
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	22,000	21,934
National Australia Bank Ltd.
2.794% due 05/15/2005	25,000	25,036
Premium Asset Trust
2.870% due 10/06/2005 (a)	500	500
SLM Corp.
2.820% due 01/25/2007	870	872
USAA Capital Corp.
7.050% due 11/08/2006	445	466
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	23,500	23,498
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,000	3,006

		275,440

Industrials 4.7%

American Standard, Inc.
7.375% due 04/15/2005	3,085	3,088
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	715	716
Caesars Entertainment, Inc.
7.875% due 12/15/2005	4,884	5,000
8.500% due 11/15/2006	3,500	3,697
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005	200	204
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	10,658	10,749
3.470% due 05/24/2006 (a)	5,000	5,022
3.770% due 08/08/2006 (a)	400	404
3.450% due 09/10/2007 (a)	22,000	22,042
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,068
Duke Energy Field Services LLC
7.500% due 08/16/2005	1,320	1,339
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,214
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,050
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	6,611	6,760
HCA, Inc.
6.910% due 06/15/2005	20,830	21,064
7.125% due 06/01/2006	2,800	2,895
ITT Corp.
6.750% due 11/15/2005	7,450	7,543
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,125
Lear Corp.
7.960% due 05/15/2005	1,400	1,407
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,093
Mallinckrodt, Inc.
6.750% due 09/15/2005	3,000	3,031
MCI, Inc.
6.608% due 05/01/2007	462	471
7.688% due 05/01/2009	462	482
8.735% due 05/01/2014	396	437
Mirage Resorts, Inc.
7.250% due 10/15/2006	1,500	1,556
News America Holdings
7.430% due 10/01/2026	18,500	21,338
Pioneer Natural Resources Co.
8.875% due 04/15/2005	10,662	10,678
PP&L Capital Funding, Inc.
7.750% due 04/15/2005	3,075	3,079
Procter & Gamble Co.
4.000% due 04/30/2005	1,000	999
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,442
6.875% due 02/15/2006	4,925	5,075
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,849
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,500	2,500
Tyco International Group S.A.
6.375% due 06/15/2005	16,620	16,706
6.375% due 02/15/2006	1,200	1,221
United Airlines, Inc.
2.630% due 03/02/2049 (a)(c)	7,867	7,270

		198,614

Utilities 3.6%

Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,363
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,600	14,607
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,095
Dominion Resources, Inc.
7.625% due 07/15/2005	8,260	8,361
3.094% due 05/15/2006 (a)	3,000	3,008
Duke Energy Corp.
3.409% due 12/08/2005 (a)	1,200	1,201
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,472
GPU, Inc.
7.700% due 12/01/2005	150	153
Nisource Finance Corp.
7.625% due 11/15/2005	15,000	15,347
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,224
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	880	883
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,496
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,521
PSI Energy, Inc.
6.500% due 08/01/2026	1,300	1,312
Qwest Corp.
6.625% due 09/15/2005	8,100	8,181
SBC Communications, Inc.
4.206% due 06/05/2021	27,480	27,528
Southern California Edison Co.
2.930% due 01/13/2006 (a)	2,500	2,505
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,395
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	7,500	7,501
Virginia Electric & Power Co.
5.750% due 03/31/2006	4,620	4,699

		152,852

Total Corporate Bonds & Notes (Cost $628,667)		626,906

U.S. GOVERNMENT AGENCIES 19.5%

Fannie Mae
1.300% due 04/19/2005	115,000	114,901
2.430% due 10/03/2005 (a)	1,200	1,200
2.500% due 06/28/2006	500	492
2.690% due 09/15/2005 (a)	40,000	39,991
2.745% due 05/22/2006 (a)	20,900	20,888
2.820% due 09/06/2005 (a)	19,100	19,095
2.825% due 09/07/2006 (a)	252,000	251,960
2.925% due 09/21/2006-09/22/2006 (a)(e)	53,400	53,376
3.000% due 08/25/2034 (a)	9,294	9,287
3.050% due 11/26/2032 (a)	4,139	4,139
3.300% due 10/25/2030 (a)	19	19
3.360% due 02/01/2018 (a)	41	42
3.368% due 05/01/2021-04/01/2029 (a)(e)	483	491
3.399% due 01/01/2029 (a)	58	59
3.450% due 10/25/2017 (a)	752	760
3.500% due 04/25/2017	4,734	4,711
3.702% due 07/01/2034	170	169
3.793% due 06/01/2034	113	112
3.802% due 05/01/2036 (a)	27,703	28,247
3.970% due 08/01/2026 (a)	50	51
4.057% due 11/01/2025 (a)	33	34
4.102% due 07/01/2029 (a)	691	706
4.107% due 08/01/2029 (a)	4,954	5,112
4.198% due 05/01/2036 (a)	505	517
4.375% due 10/01/2023	40	41
5.000% due 05/12/2035	2,000	1,950
5.266% due 12/01/2040 (a)	2,040	2,102
5.473% due 01/01/2032 (a)	1,960	1,988
6.000% due 02/25/2008	42	43
6.500% due 10/25/2023 (b)	117	12
6.500% due 05/01/2021-10/25/2042 (e)	2,663	2,709
7.000% due 03/01/2013	106	112
9.020% due 06/25/2032 (a)	1,694	1,802
Federal Home Loan Bank
1.500% due 05/09/2005	100,000	99,842
2.619% due 10/03/2005	35,000	34,998
2.880% due 06/13/2006	33,700	33,695
3.250% due 08/15/2005	35,000	35,030
Federal Housing Administration
7.350% due 04/01/2019	726	728
7.430% due 09/01/2022	98	99
7.435% due 02/01/2019	323	326
Freddie Mac
2.725% due 11/07/2005 (a)	5,000	5,002
3.000% due 11/15/2017	448	445
3.210% due 06/15/2031 (a)	1,026	1,030
3.625% due 08/01/2017 (a)	191	192
4.000% due 09/22/2009	8,500	8,284
6.500% due 07/25/2043	726	752
7.000% due 05/15/2023 (b)	10	0

152  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Government National Mortgage Association
3.000% due 02/20/2032 (a)	$3,118	$3,152
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,087	3,121
3.320% due 02/16/2030 (a)	132	133
3.375% due 05/20/2021-05/20/2030 (a)(e)	14,926	15,151
3.500% due 08/20/2029-09/20/2029 (a)(e)	8,985	9,076
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,319	1,336
4.000% due 02/20/2019 (a)	45	45
4.125% due 10/20/2017-10/20/2027 (a)(e)	2,273	2,313
6.000% due 01/15/2032-03/15/2032 (a)(e)	3,673	3,784
7.500% due 02/20/2030	424	444
8.000% due 07/15/2030-05/15/2032 (a)(e)	474	511
8.500% due 06/20/2027	491	533
Small Business Administration
7.540% due 08/10/2009	361	385

Total U.S. Government Agencies (Cost $827,364)		827,525

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	120	127
3.625% due 01/15/2008	68,128	73,292
3.875% due 01/15/2009	7,348	8,106
3.500% due 01/15/2011	438	490
U.S. Treasury Bond
10.000% due 05/15/2010	19,505	19,674
U.S. Treasury Notes
1.625% due 04/30/2005	7,600	7,595
1.125% due 06/30/2005	8,000	7,971

Total U.S. Treasury Obligations (Cost $117,874)		117,255

MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	5,700	5,707
Bank of America Mortgage Securities, Inc.
6.513% due 07/25/2032 (a)	778	790
5.579% due 10/20/2032 (a)	4,337	4,373
6.500% due 02/25/2033	2,740	2,794
Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)	367	367
3.130% due 02/25/2034 (a)	4,785	4,803
Commercial Mortgage Pass-Through Certificates
3.060% due 03/15/2020 (a)	4,690	4,691
Countrywide Home Loans, Inc.
6.174% due 07/19/2031 (a)	49	50
4.964% due 09/19/2032 (a)	947	943
3.120% due 04/25/2034 (a)	741	735
CS First Boston Mortgage Securities Corp.
2.456% due 03/25/2032 (a)	350	351
3.240% due 05/25/2032 (a)	1,283	1,280
3.400% due 08/25/2033 (a)	14,479	14,335
Fieldstone Mortgage Investment Corp.
3.070% due 11/25/2033	5,894	5,901
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	1,962	1,966
3.160% due 11/15/2031 (a)	1,676	1,691
3.110% due 08/15/2032 (a)	23,948	23,963
Greenwich Capital Acceptance, Inc.
2.663% due 06/25/2024 (a)	62	62
GSRPM Mortgage Loan Trust
3.250% due 11/25/2031 (a)	10,344	10,379
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	6,000	6,003
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)	21	21
6.701% due 01/25/2032 (a)	36	36
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,399	2,384
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	9,354	9,438
3.250% due 12/15/2030 (a)	6,900	6,912
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	176	181
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	644	662
SACO I, Inc.
3.040% due 07/25/2019 (a)	1,953	1,929
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (b)	303,294	2,808
Sequoia Mortgage Trust
3.230% due 10/20/2027 (a)	11,468	11,516
3.190% due 06/20/2032 (a)	544	544
3.200% due 07/20/2033 (a)	13,507	13,442
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	642	639
3.200% due 03/19/2033 (a)	8,303	8,321
Structured Asset Securities Corp.
7.000% due 11/25/2031	30	30
6.127% due 02/25/2032 (a)	910	924
3.350% due 07/25/2032 (a)	3,934	3,943
6.150% due 07/25/2032 (a)	3,029	3,043
3.140% due 01/25/2033 (a)	2,430	2,441
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	188	189
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	14,291	14,286
5.131% due 10/25/2032 (a)	3,177	3,213
5.389% due 02/25/2033 (a)	1,865	1,873
3.422% due 06/25/2042 (a)	10,872	10,979

Total Mortgage-Backed Securities (Cost $191,007)		190,938

ASSET-BACKED SECURITIES 4.7%

Advanta Revolving Home Equity Loan Trust
3.220% due 01/25/2024 (a)	32	32
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)	804	807
3.260% due 03/25/2033 (a)	721	725
3.330% due 02/25/2034 (a)	1,275	1,276
3.410% due 06/25/2034 (a)	7,473	7,499
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (a)	1,681	1,686
3.140% due 07/25/2032 (a)	57	57
3.200% due 08/25/2032 (a)	526	528
Argent Securities, Inc.
3.300% due 09/25/2033 (a)	1,793	1,804
3.030% due 11/25/2034 (a)	1,016	1,016
Bear Stearns Asset-Backed Securities, Inc.
3.030% due 04/25/2023 (a)	229	230
3.180% due 10/25/2032 (a)	1,996	2,000
3.300% due 07/25/2033 (a)	6,066	6,079
3.050% due 06/15/2043 (a)	176	177
Brazos Student Finance Corp.
3.740% due 06/01/2023 (a)	6,182	6,246
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	1,153	1,153
Centex Home Equity
3.110% due 04/25/2032 (a)	435	436
3.150% due 09/26/2033 (a)	2,875	2,881
Chase Credit Card Master Trust
2.940% due 01/15/2008 (a)	1,300	1,302
Chase Funding Loan Acquisition Trust
3.090% due 07/25/2030 (a)	2,136	2,138
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	221	221
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	6	6
3.160% due 05/25/2033 (a)	2,141	2,145
Countrywide Asset-Backed Certificates
3.644% due 10/25/2017 (a)	2,069	2,066
3.020% due 12/25/2018 (a)	444	445
3.040% due 09/25/2021 (a)	8,818	8,819
3.040% due 10/25/2021 (a)	963	964
2.990% due 09/25/2022 (a)	533	534
3.000% due 10/25/2023 (a)	360	361
3.090% due 12/25/2031 (a)	162	162
3.220% due 05/25/2032 (a)	860	861
3.000% due 12/25/2034 (a)	653	654
3.000% due 04/25/2035 (a)	19,471	19,487
2.940% due 08/25/2035 (a)	4,300	4,289
3.030% due 11/25/2035 (a)	1,240	1,241
Countrywide Home Equity Loan Trust
3.050% due 08/15/2025 (a)	126	126
Credit-Based Asset Servicing & Securitization LLC
3.190% due 01/25/2032 (a)	83	83
Delta Funding Home Equity Loan Trust
3.220% due 09/15/2029 (a)	105	106
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	184	184
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	10,328	10,333
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	5,074	5,061
Fremont Home Loan Trust
3.190% due 02/25/2033 (a)	581	581
2.960% due 01/25/2035 (a)	757	758
GMAC Mortgage Corp. Loan Trust
3.124% due 06/18/2027 (a)	246	246
GSAMP Trust
3.170% due 07/25/2032 (a)	267	270
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	1,838	1,840
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	825	827
3.310% due 05/25/2033 (a)	1,163	1,170
Home Equity Mortgage Trust
3.270% due 01/25/2034 (a)	753	754
3.040% due 06/25/2034 (a)	1,937	1,938
3.000% due 12/25/2034 (a)	678	679
2.970% due 07/25/2035 (a)	13,200	13,206
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	556	557
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)	2,654	2,668
3.140% due 06/25/2029 (a)	81	81
3.120% due 07/25/2032 (a)	1,635	1,638
Long Beach Mortgage Loan Trust
3.100% due 09/25/2031 (a)	47	47
3.200% due 03/25/2032 (a)	117	119
3.130% due 07/25/2032 (a)	148	149
3.250% due 03/25/2033 (a)	391	391
3.170% due 06/25/2033 (a)	2,184	2,187
Meritage Mortgage Loan Trust
2.990% due 01/25/2035 (a)	1,128	1,129
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)	1,746	1,755
3.170% due 05/25/2033 (a)	33	33
3.210% due 11/25/2033 (a)	151	151
2.950% due 12/25/2034 (a)	68	68
2.970% due 01/25/2035 (a)	43	43
2.990% due 04/25/2035 (a)	1,865	1,866

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  153

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (a)		$6,675	$6,691
2.990% due 08/25/2034 (a)		634	634
3.000% due 11/25/2034 (a)		18,185	18,199
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		151	152
3.150% due 09/25/2032 (a)		336	336
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		185	185
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		989	990
Option One Mortgage Loan Trust
3.120% due 06/25/2032 (a)		99	99
3.120% due 08/25/2032 (a)		987	989
2.960% due 05/25/2034 (a)		623	623
Renaissance Home Equity Loan Trust
3.290% due 08/25/2033 (a)		3,755	3,771
3.350% due 12/25/2033 (a)		491	493
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)		4,395	4,398
2.990% due 04/25/2026 (a)		4,019	4,023
3.180% due 12/25/2033 (a)		7,319	7,320
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		1,521	1,528
3.150% due 01/25/2034 (a)		2,153	2,160
Salomon Brothers Mortgage Securities VII, Inc.
3.150% due 03/25/2032 (a)		671	674
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)		1,023	1,024
3.150% due 06/25/2033 (a)		663	664
2.820% due 12/25/2033		1,764	1,760
Sears Credit Account Master Trust
3.190% due 11/17/2009 (a)		3,900	3,912
6.450% due 11/17/2009		2,728	2,754
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		2,676	2,678
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (a)		1,382	1,383
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		105	105
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		274	274
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013 (a)		388	392

Total Asset-Backed Securities (Cost $199,344)			199,582

SOVEREIGN ISSUES 1.9%

Republic of Brazil
3.063% due 04/15/2006 (a)		26,026	26,020
10.000% due 01/16/2007		2,520	2,722
11.250% due 07/26/2007		2,600	2,915
11.500% due 03/12/2008		3,100	3,508
3.125% due 04/15/2009 (a)		22,703	22,224
8.840% due 06/29/2009 (a)		7,500	8,372
3.125% due 04/15/2012 (a)		9,991	9,438
8.000% due 04/15/2014		490	488
Russian Federation
8.750% due 07/24/2005		5,150	5,235

Total Sovereign Issues (Cost $78,915)			80,922

SHORT-TERM INSTRUMENTS (l) 69.6%

Certificates of Deposit 4.6%

Citibank New York N.A.
2.985% due 06/22/2005		89,400	89,400
HSBC Bank USA
2.720% due 04/01/2005		1,200	1,200
Wells Fargo Financials
2.790% due 04/08/2005		106,100	106,100

			196,700

Commercial Paper 27.9%

Bank of America, N.A.
2.800% due 08/08/2005		69,500	69,500
Bank of Ireland
2.780% due 04/29/2005		100,000	99,784
Fannie Mae
2.230% due 04/01/2005		27,671	27,671
2.555% due 04/01/2005		44,650	44,650
2.559% due 04/01/2005		40,000	40,000
2.390% due 04/15/2005		47,700	47,656
2.580% due 04/27/2005		65,000	64,879
2.672% due 05/25/2005		1,700	1,693
2.920% due 06/01/2005		30,000	29,849
2.640% due 06/02/2005		100	100
2.726% due 06/08/2005		65,200	64,833
2.675% due 06/13/2005		50,400	50,094
2.685% due 06/13/2005		13,600	13,517
2.875% due 06/27/2005		56,400	55,987
2.790% due 07/20/2005		30,000	29,717
3.063% due 07/20/2005		163,000	161,463
2.990% due 08/08/2005		700	692
Federal Home Loan Bank
2.515% due 04/15/2005		100,000	99,895
Ford Motor Credit Co.
2.520% due 04/07/2005		4,700	4,698
Freddie Mac
1.960% due 04/18/2005		25	25
2.420% due 04/19/2005		60,000	59,927
General Motors Acceptance Corp.
2.436% due 04/05/2005		6,700	6,698
2.495% due 04/05/2005		5,000	4,999
KFW International Finance, Inc.
2.630% due 04/14/2005		25,000	24,976
Spintab AB
2.690% due 05/25/2005		50,000	49,798
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		20,000	20,000
UBS Finance, Inc.
2.470% due 07/05/2005		106,500	106,500

			1,179,601

Repurchase Agreements 12.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,960. Repurchase proceeds are $7,801.)		7,800	7,800
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $22,856 and U.S. Treasury Bills 2.867% due 08/25/2005 valued at $8,856. Repurchase proceeds are $31,002.)		31,000	31,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.977%-2.979% due 09/01/2005-09/15/2005 valued at $251,147 and U.S. Treasury Notes 5.750% due 11/15/2005 valued at $259,151. Repurchase proceeds are $500,035.)		500,000	500,000

			538,800

French Treasury Bill 2.5%

2.040% due 06/16/2005	EC	82,130	105,791

U.S. Treasury Bills 21.9%

2.747% due 04/15/2005-09/15/2005 (e)(f)(h)		$931,157	926,286

Total Short-Term Instruments (Cost $2,947,825)			2,947,178

Total Investments (g) 117.8% (Cost $4,990,996)			$4,990,306

Written Options (j) (0.1%) (Premiums $169)			(2,288)

Other Assets and Liabilities (Net) (17.7%)			(753,438)

Net Assets 100.0%			$4,234,580

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $199,428 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $8,061 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	2,932	$374
Eurodollar June Long Futures	06/2005	1,787	(1,277)
Eurodollar June Long Futures	06/2006	17	(32)
Eurodollar September Long Futures	09/2005	1,787	(2,262)
Eurodollar September Long Futures	09/2006	17	(32)
Eurodollar December Long Futures	12/2005	320	(616)
Eurodollar December Long Futures	12/2006	17	(32)
Euribor Written Put Options Strike @ 97.500	09/2005	2,654	1,076
U.S. Treasury 10-Year Note Long Futures	06/2005	1,766	(1,021)
U.S. Treasury 5-Year Note Long Futures	06/2005	29	1

			$(3,821)

154  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$42,900	$744
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	3.000%	07/20/2005	163,000	33
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(1,113)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	7,900	117
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	61,500	156
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005	5,000	(146)

						$(209)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$10
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	(21)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	7
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	0
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	29
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	0
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	1
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	15
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	7
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	15,100	41
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	16
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	7
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	0

						$125

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$201

Name of Issuer	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	Lehman Brothers, Inc.	$100.000	10/01/2006	$18,500	$0	$2,087

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  155

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

(k)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$6,981	$7,006
U.S. Treasury Note	4.250	08/15/2013	165,770	163,523	163,420

				$170,504	$170,426

(l)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	2,666	04/2005	$22	$0	$22
Sell		82,130	06/2005	0	(364)	(364)
Buy	JY	2,305,864	04/2005	0	(444)	(444)

				$22	$(808)	$(786)

156  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

StocksPLUS Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.6%

Banking & Finance 4.9%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$900	$900
Citigroup Global Markets Holdings, Inc.
2.999% due 03/07/2008 (a)	7,100	7,101
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	5,900	5,889
7.600% due 08/01/2005	8,600	8,691
4.000% due 03/21/2007 (a)	7,800	7,819
General Motors Acceptance Corp.
5.250% due 05/16/2005	3,100	3,106
3.920% due 10/20/2005 (a)	12,600	12,573
Goldman Sachs Group, Inc.
3.190% due 03/30/2007 (a)	2,200	2,203
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	11,700	11,681
Phoenix Quake Wind Ltd.
5.542% due 07/03/2008 (a)	600	619
5.550% due 07/03/2008 (a)	500	516
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	6,100	6,099
Vita Capital Ltd.
4.450% due 01/01/2007 (a)	300	301

		67,498

Industrials 4.3%

AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	5,800	5,809
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	1,300	1,309
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	1,100	1,104
3.470% due 05/24/2006 (a)	6,940	6,971
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,238
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	632
Georgia-Pacific Corp.
7.500% due 05/15/2006	5,300	5,433
Halliburton Co.
3.450% due 01/26/2007 (a)	3,600	3,600
HJ Heinz Co.
6.189% due 12/01/2005 (a)	5,500	5,581
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	7,968
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,800	2,800
Tyco International Group S.A.
6.375% due 06/15/2005	9,000	9,046
6.375% due 02/15/2006	2,600	2,646

		60,137

Utilities 2.4%

British Telecom PLC
7.875% due 12/15/2005	5,900	6,068
Hydro - Quebec
3.359% due 09/29/2049 (a)	1,200	1,141
Nisource Finance Corp.
7.625% due 11/15/2005	3,400	3,479
Pacific Gas & Electric Co.
3.800% due 04/03/2006 (a)	7,350	7,371
Sprint Capital Corp.
7.125% due 01/30/2006	6,700	6,860
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	9,050	9,051

		33,970

Total Corporate Bonds & Notes (Cost $162,264)		161,605

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,040	3,062

Total Municipal Bonds & Notes (Cost $3,026)		3,062

U.S. GOVERNMENT AGENCIES 6.8%

Fannie Mae
2.925% due 09/22/2006 (a)	6,300	6,297
2.970% due 03/25/2034 (a)	7,988	8,000
3.250% due 11/25/2032 (a)	4,678	4,707
3.368% due 04/01/2018 (a)	68	70
3.587% due 05/01/2022 (a)	20	20
4.100% due 07/01/2018 (a)	305	309
4.265% due 11/01/2027 (a)	79	80
4.365% due 11/01/2028 (a)	124	126
4.393% due 07/01/2028 (a)	80	82
4.419% due 04/01/2028 (a)	74	75
4.450% due 11/01/2028 (a)	97	98
4.855% due 12/01/2036 (a)	3,275	3,354
4.858% due 02/01/2027 (a)	11	11
4.998% due 12/01/2023 (a)	6	6
5.000% due 04/25/2033	5,689	5,689
5.116% due 09/01/2034 (a)	3,494	3,529
5.149% due 04/01/2033 (a)	2,046	2,067
5.500% due 04/13/2035	22,000	22,034
5.616% due 08/01/2029 (a)	62	63
5.996% due 04/25/2020	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,699	2,790
6.500% due 09/01/2005	9	9
6.500% due 09/25/2008-03/25/2023 (c)(e)	164	8
7.000% due 02/01/2015-03/01/2015 (e)	2,797	2,944
7.500% due 09/01/2015-05/01/2016 (e)	2,148	2,267
8.000% due 03/01/2030-07/01/2031 (e)	492	529
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,019
Freddie Mac
3.311% due 06/01/2022 (a)	73	75
3.713% due 07/01/2019 (a)	860	882
3.946% due 12/01/2022 (a)	116	119
5.500% due 11/15/2015-08/15/2030 (e)	1,270	1,261
5.700% due 02/15/2031	1,418	1,426
6.000% due 03/01/2016-10/01/2033 (e)	10,500	10,756
6.500% due 10/25/2043	4,836	4,994
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
3.250% due 09/20/2030 (a)	11	11
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,216	2,254
3.750% due 07/20/2018-07/20/2027 (a)(e)	4,430	4,485
4.125% due 12/20/2022-12/20/2027 (a)(e)	880	896
8.000% due 04/20/2030	472	507

Total U.S. Government Agencies (Cost $94,237)		93,889

U.S. TREASURY OBLIGATIONS 8.4%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (h)	90,767	97,646
3.875% due 01/15/2009	465	513
4.250% due 01/15/2010	1,473	1,678
3.500% due 01/15/2011	986	1,102
3.000% due 07/15/2012	3,182	3,503
2.000% due 07/15/2014	11,229	11,473

Total U.S. Treasury Obligations (Cost $115,515)		115,915

MORTGAGE-BACKED SECURITIES 5.1%

Bank Mart
3.689% due 03/01/2019 (a)(k)	1,457	1,404
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	2,160	2,230
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)	561	566
5.348% due 01/25/2033 (a)	749	757
5.095% due 03/25/2033 (a)	1,297	1,299
4.270% due 01/25/2034 (a)	2,368	2,362
4.736% due 01/25/2034 (a)	4,717	4,702
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	4,052	4,093
CS First Boston Mortgage Securities Corp.
2.626% due 03/25/2032 (a)	3,708	3,723
5.195% due 06/25/2032 (a)	269	271
6.246% due 06/25/2032 (a)	356	358
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	169	168
Fund America Investors Corp.
3.972% due 06/25/2023 (a)	30	30
GSR Mortgage Loan Trust
3.200% due 01/25/2034 (a)	1,059	1,061
Impac CMB Trust
3.250% due 07/25/2033 (a)	4,041	4,046
3.230% due 10/25/2033 (a)	621	623
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,815	2,814
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,094	3,074
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)	8,479	8,465
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	6,630	6,833
4.910% due 12/25/2032 (a)	1,165	1,147
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	427	428
3.250% due 02/25/2034 (a)	1,666	1,669
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	12	12
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,462	1,503
Salomon Brothers Mortgage Securities VII, Inc.
4.528% due 12/25/2030 (a)	1,801	1,812
Structured Asset Mortgage Investments, Inc.
9.533% due 06/25/2029 (a)	1,875	1,971
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	1,929	1,930
3.330% due 03/25/2031 (a)	203	204
4.076% due 09/25/2036 (a)	9	10
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	304	305
3.433% due 02/27/2034 (a)	3,364	3,352
3.422% due 06/25/2042 (a)	7,180	7,250

Total Mortgage-Backed Securities (Cost $70,733)		70,472

ASSET-BACKED SECURITIES 3.5%

AFC Home Equity Loan Trust
3.000% due 06/25/2028 (a)	1,174	1,175
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	334	335
Amortizing Residential Collateral Trust
3.170% due 07/25/2032 (a)	290	291

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  157

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.960% due 09/25/2021 (a)		$1,316	$1,317
3.220% due 10/25/2032 (a)		1,215	1,223
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (a)		2,465	2,466
2.990% due 05/25/2023 (a)		7,828	7,836
3.070% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		825	832
3.180% due 05/25/2043 (a)		962	963
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.980% due 10/25/2034 (a)		3,421	3,420
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)		3,514	3,519
Household Mortgage Loan Trust
3.200% due 02/20/2033 (a)		1,835	1,842
Impac CMB Trust
3.100% due 01/25/2034 (a)		3,626	3,631
Indymac Home Equity Loan Asset-Backed Trust
3.300% due 10/25/2033 (a)		575	575
Irwin Home Equity Loan Trust
3.100% due 11/25/2028 (a)		3,471	3,471
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)		827	825
Novastar Home Equity Loan
3.125% due 04/25/2028 (a)		356	356
Residential Asset Mortgage Products, Inc.
3.100% due 02/25/2034 (a)		9,384	9,405
Residential Asset Securities Corp.
2.970% due 06/25/2025 (a)		1,081	1,082
3.150% due 01/25/2034 (a)		2,717	2,726
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		301	301

Total Asset-Backed Securities (Cost $48,241)			48,310

SOVEREIGN ISSUES 2.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		2,796	2,796
10.000% due 01/16/2007		3,000	3,240
11.250% due 07/26/2007		300	337
3.125% due 04/15/2009 (a)		529	518
3.125% due 04/15/2009 (a)		2,647	2,591
3.125% due 04/15/2012 (a)		706	667
8.000% due 04/15/2014		111	111
Russian Federation
8.750% due 07/24/2005		12,000	12,199
United Mexican States
3.330% due 01/13/2009 (a)		4,700	4,755

Total Sovereign Issues (Cost $26,875)			27,214

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 9.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	8,928
Republic of France
5.750% due 10/25/2032	EC	100	164
Republic of Germany
2.000% due 06/17/2005		94,500	122,478
5.500% due 01/04/2031		200	317

Total Foreign Currency-Denominated Issues (Cost $129,551)			131,887

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		451	3
Strike @ 94.750 Exp. 06/13/2005		207	1
Strike @ 94.500 Exp. 06/13/2005		1,041	6
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		127	1
Strike @ 93.250 Exp. 09/19/2005		2,114	26
S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		2,400	1

Total Purchased Put Options (Cost $108)			38

	Shares
PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,769

Total Preferred Security (Cost $9,564)			9,769

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,000	2,000

Total Preferred Stock (Cost $1,800)			2,000

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (m) 54.0%

Certificates of Deposit 7.7%

Citibank, N.A.
2.900% due 06/10/2005		$32,300	32,300
HSBC Bank USA
2.720% due 04/01/2005		38,300	38,300
Wells Fargo Bank, N.A.
2.790% due 04/07/2005		36,100	36,100

			106,700

Commercial Paper 22.1%

Delphi Corp.
2.090% due 04/11/2005		8,800	8,800
Fannie Mae
2.390% due 04/15/2005		17,200	17,184
2.508% due 04/20/2005		23,000	22,969
2.580% due 04/27/2005		14,200	14,173
2.635% due 05/11/2005		600	598
2.694% due 06/01/2005		44,100	43,879
2.732% due 06/01/2005		9,600	9,552
2.710% due 06/14/2005		1,800	1,789
3.010% due 08/01/2005		400	396
Federal Home Loan Bank
2.515% due 04/15/2005		50,000	49,947
General Electric Capital Corp.
2.900% due 06/08/2005		42,600	42,360
Rabobank USA Financial Corp.
2.820% due 04/01/2005		38,800	38,800
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		13,800	13,800
UBS Finance, Inc.
2.830% due 04/01/2005		37,000	37,000
2.725% due 06/01/2005		5,400	5,373

			306,620

Repurchase Agreements 17.6%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $8,546. Repurchase proceeds are $8,379.)		8,378	8,378
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bonds 7.250% due 05/15/2016 valued at $24,965 and U.S. Treasury Strips 0.000% due 08/15/2007 valued at $10,834. Repurchase proceeds are $35,002.)		35,000	35,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.457% due 04/28/2005 valued at $99,804 and U.S. Treasury Notes 2.000% due 08/31/2005 valued at $104,394. Repurchase proceeds are $200,014.)		200,000	200,000

			243,378

French Treasury Bills 0.7%

1.000% due 06/16/05-07/07/2005 (e)	EC	7,750	10,003

U.S. Treasury Bills 5.9%

2.725% due 05/05/2005-06/16/2005 (e)(g)(h)		$82,630	82,149

Total Short-Term Instruments (Cost $748,883)			748,850

Total Investments (f) 101.9% (Cost $1,410,797)			$1,413,011

Written Options (j) (0.0%) (Premiums $511)			(154)

Other Assets and Liabilities (Net) (1.9%)			(25,814)

Net Assets 100.0%			$1,387,043

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $6,984 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $2,738 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

158  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Securities with an aggregate market value of $95,080 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	292	$(427)
Eurodollar September Long Futures	09/2005	1,115	(2,112)
Eurodollar December Long Futures	12/2005	1,051	(2,056)
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	12/2005	945	(15)
Euribor Purchased Put Options Strike @ 97.000	06/2005	290	(5)
Euribor Written Put Options Strike @ 97.375	12/2005	621	(22)
Euribor Written Put Options Strike @ 97.750	06/2005	3,587	1,295
Government of Japan 10-Year Note Long Futures	06/2005	22	350
Emini S&P 500 Index June Long Futures	06/2005	8,688	(11,091)
S&P 500 Index June Long Futures	06/2005	2,591	(17,867)
U.S. Treasury 10-Year Note Long Futures	06/2005	1,085	(1,063)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(27)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	1,616	542

			$(32,545)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	87,100	$(139)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(141)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(767)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(263)

							$(1,310)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$2,800	$(12)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	(12)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	(80)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	13,100	36
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	5,300	18

						$(50)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	05/04/2005	11,569	$(413)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/22/2005	45,088	(637)

					$(1,050)

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	521	$276	$8
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	346	112	76
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	346	123	70

				$511	$154

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  159

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2005

(k)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689	03/01/2019	07/07/1995	$1,461	$1,404	0.10%

(l)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$34,100	$32,376	$32,574
U.S. Treasury Note	4.250	11/15/2013	30,400	29,941	30,293
U.S. Treasury Note	4.000	02/15/2014	128,500	124,048	124,869

				$186,365	$187,736

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	5,600	09/2005	$0	$(9)	$(9)
Buy	EC	1,680	04/2005	9	0	9
Sell		100,326	04/2005	4,227	0	4,227
Sell		7,750	06/2005	0	(36)	(36)
Buy	JY	2,809,070	04/2005	0	(541)	(541)
Sell	N$	11,459	04/2005	275	0	275

				$4,511	$(586)	$3,925

160  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 116.8%

Fannie Mae
0.000% due 07/25/2022 (a)	$64	$50
2.597% due 12/01/2034	4,987	5,006
2.825% due 09/07/2006 (b)	80,000	79,987
2.865% due 07/01/2011 (b)	927	925
2.917% due 07/01/2011 (b)	2,229	2,227
3.083% due 10/25/2008 (b)	106	104
3.200% due 11/25/2032 (b)	257	258
3.234% due 04/18/2028 (b)	17	17
3.648% due 05/01/2033 (b)	3,993	4,075
3.875% due 04/25/2023 (b)	8	8
3.946% due 04/01/2007 (b)	1,611	1,539
4.135% due 10/01/2028 (b)	21	22
4.180% due 10/01/2011 (b)	920	917
4.500% due 04/18/2020	28,000	27,379
5.000% due 09/01/2018-05/12/2035 (d)	170,286	169,526
5.114% due 05/01/2023 (b)	44	45
5.216% due 11/01/2018 (b)	7	6
5.319% due 08/01/2026 (b)	5	5
5.500% due 03/01/2034-04/13/2035 (d)	242,167	242,575
5.750% due 01/01/2021 (b)	27	28
6.000% due 01/01/2032-05/12/2035 (d)	161,990	165,541
6.500% due 09/25/2023-09/01/2034 (d)	2,381	2,487
7.000% due 09/25/2023	6	7
7.145% due 06/01/2006 (b)	5,400	5,517
7.500% due 06/01/2030-08/01/2031 (d)	659	706
7.750% due 08/25/2022	33	35
9.000% due 01/01/2020	52	57
Federal Housing Administration
5.022% due 10/25/2022	1,343	1,355
7.430% due 06/01/2019-06/01/2022 (d)	1,512	1,526
Freddie Mac
3.275% due 02/01/2018 (b)	102	103
3.500% due 12/15/2022	4	4
4.500% due 03/15/2021	6	6
5.000% due 06/01/2034-04/13/2035 (d)	13,646	13,352
5.500% due 12/01/2017-02/01/2018 (d)	6,772	6,920
5.522% due 11/01/2028 (b)	16	17
5.854% due 08/01/2025 (b)	26	26
5.971% due 05/01/2032 (b)	125	130
6.000% due 06/15/2008	30	30
6.500% due 12/15/2023-03/15/2024 (d)	126	129
6.673% due 07/01/2030 (b)	89	90
8.000% due 06/15/2026	52	54
Government National Mortgage Association
3.020% due 02/16/2032 (b)	1,473	1,474
3.070% due 08/16/2032 (b)	2,769	2,775
3.375% due 02/20/2017-03/20/2027 (b)(d)	83	83
3.500% due 02/20/2018 (b)	16	16
3.750% due 07/20/2022-08/20/2026 (b)(d)	113	114
4.000% due 03/20/2016-03/20/2018 (b)(d)	165	168
4.125% due 12/20/2021-11/20/2023 (b)(d)	45	46
5.500% due 01/15/2034-04/20/2035 (d)	5,612	5,667
7.500% due 05/15/2027-08/15/2027 (d)	10	11

Total U.S. Government Agencies (Cost $744,629)		743,145

MORTGAGE-BACKED SECURITIES 8.8%

Banc of America Structural Security Trust
3.271% due 10/11/2033 (b)	1,000	1,013
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (b)	195	197
Banktrust Mortgage Trust
5.700% due 12/01/2023	277	226
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (b)	2,000	2,002
Chevy Chase Funding LLC
2.697% due 01/25/2035 (b)	1,591	1,558
Countrywide Alternative Loan Trust
3.040% due 07/25/2034 (b)	4,743	4,748
3.060% due 05/25/2035 (b)	4,745	4,727
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (b)	7,934	7,943
2.547% due 04/25/2035 (b)	5,574	5,639
3.140% due 04/25/2035 (b)	5,071	5,078
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (b)	350	351
2.511% due 03/25/2032 (b)	361	360
4.600% due 03/25/2033 (b)	145	144
3.079% due 08/25/2033 (b)	811	803
Indymac Index Mortgage Loan Trust
3.180% due 09/25/2034 (b)	2,794	2,793
3.074% due 03/25/2035 (b)	6,000	6,004
Lehman Brothers Floating Rate Commercial Mortgage Trust
4.480% due 11/19/2012 (b)	781	782
Mellon Residential Funding Corp.
2.857% due 07/25/2029 (b)	66	66
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	99	100
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	1,423	1,426
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,401	1,462
Sequoia Mortgage Trust
3.200% due 10/19/2026 (b)	1,675	1,678
3.230% due 10/20/2027 (b)	695	698
3.190% due 05/20/2032 (b)	544	544
3.150% due 08/20/2032 (b)	604	604
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (b)	963	959
Structured Asset Securities Corp.
6.250% due 04/25/2017	151	150
3.150% due 10/25/2027 (b)	821	821
3.330% due 03/25/2031 (b)	16	17
3.500% due 08/25/2032 (b)	247	247
3.140% due 01/25/2033 (b)	71	71
3.350% due 11/25/2033 (b)	253	253
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (b)	32	32
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (b)	2,507	2,506
5.530% due 07/25/2032 (b)	117	117

Total Mortgage-Backed Securities (Cost $56,250)		56,119

ASSET-BACKED SECURITIES 12.3%

ACE Securities Corp.
3.190% due 06/25/2032 (b)	20	20
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	33,308	964
3.260% due 03/25/2033 (b)	242	243
3.330% due 02/25/2034 (b)	986	987
3.410% due 06/25/2034 (b)	1,149	1,152
2.990% due 01/25/2035 (b)	1,704	1,704
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (b)	79	79
3.140% due 07/25/2032 (b)	114	114
Bear Stearns Asset-Backed Securities, Inc.
3.140% due 10/25/2034 (b)	1,454	1,457
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (b)	709	710
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (b)	41	41
Centex Home Equity
3.150% due 01/25/2032 (b)	84	84
3.110% due 04/25/2032 (b)	75	76
3.130% due 03/25/2033 (b)	324	325
Chase Funding Loan Acquisition Trust
3.090% due 04/25/2031 (b)	93	93
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (b)	327	328
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (b)	465	466
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,885
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (b)	1,046	1,047
2.990% due 05/25/2023 (b)	1,842	1,844
2.950% due 11/25/2023 (b)	329	329
3.110% due 05/25/2032 (b)	24	24
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (b)	188	188
EMC Mortgage Loan Trust
3.600% due 08/25/2040 (b)	751	759
Equity One ABS, Inc.
3.000% due 04/25/2034 (b)	110	110
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	1,151	1,148
Fremont Home Loan Trust
3.190% due 02/25/2033 (b)	166	166
2.699% due 06/25/2035 (b)	8,500	8,497
GSAMP Trust
2.900% due 03/25/2035 (b)	7,000	7,003
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (b)	6,540	6,566
Home Equity Asset Trust
3.150% due 11/25/2032 (b)	72	72
Home Equity Mortgage Trust
2.970% due 07/25/2035 (b)	6,000	6,003
Household Mortgage Loan Trust
3.150% due 05/20/2032 (b)	198	199
3.200% due 02/20/2033 (b)	4,410	4,427
Indymac Index Mortgage Loan Trust
3.170% due 01/25/2035 (b)	2,950	2,952
Indymac Residential Asset-Backed Trust
2.881% due 03/25/2035 (b)	6,000	5,999
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (b)	47	48
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (b)	100	101
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (b)	101	101
3.270% due 11/25/2032 (b)	241	242
Renaissance Home Equity Loan Trust
3.230% due 12/25/2032 (b)	559	559
3.290% due 08/25/2033 (b)	1,437	1,443
Residential Asset Mortgage Products, Inc.
2.960% due 12/25/2022 (b)	740	741
3.190% due 09/25/2033 (b)	973	978
2.917% due 04/25/2034 (b)	903	909
SLM Student Loan Trust
2.710% due 04/25/2010 (b)	14,400	14,393
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (b)	584	584

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  161

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust
2.970% due 03/25/2035 (b)	$260	$260

Total Asset-Backed Securities (Cost $78,713)		78,420

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (b)	6,300	350

Total Preferred Stock (Cost $315)		350

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 27.0%

Commercial Paper 26.4%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005	$12,200	12,172
2.855% due 06/03/2005	6,300	6,267
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005	10,800	10,781
2.740% due 06/03/2005	5,300	5,273
2.870% due 06/13/2005	2,500	2,485
Danske Corp.
2.495% due 04/07/2005	1,900	1,899
2.665% due 05/09/2005	900	898
2.650% due 05/23/2005	6,500	6,475
2.700% due 05/31/2005	3,200	3,184
2.725% due 06/06/2005	1,400	1,392
Den Norske Bank ASA
2.655% due 04/25/2005	1,600	1,597
2.680% due 05/09/2005	14,200	14,160
ForeningsSparbanken AB
2.710% due 05/31/2005	2,600	2,587
Fortis Funding LLC
2.610% due 04/27/2005	10,800	10,780
Freddie Mac
2.890% due 07/12/2005	700	694
3.020% due 08/09/2005	7,200	7,118
General Electric Capital Corp.
2.540% due 04/12/2005	6,000	5,995
2.660% due 04/28/2005	6,600	6,587
HBOS Treasury Services PLC
2.715% due 05/17/2005	5,800	5,780
KFW International Finance, Inc.
2.805% due 07/06/2005	5,000	4,959
Pfizer, Inc.
2.575% due 04/20/2005	8,700	8,688
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005	2,400	2,394
2.760% due 05/17/2005	2,700	2,691
2.665% due 05/23/2005	7,800	7,770
2.700% due 05/27/2005	4,800	4,780
2.880% due 06/09/2005	1,500	1,491
Spintab AB
2.620% due 04/26/2005	10,000	9,982
UBS Finance, Inc.
2.565% due 05/06/2005	400	399
2.640% due 05/18/2005	1,700	1,694
2.670% due 05/25/2005	2,900	2,888
2.730% due 06/02/2005	2,200	2,189
2.730% due 06/03/2005	900	895
2.745% due 06/10/2005	2,000	1,988
3.020% due 07/22/2005	9,000	8,913

		167,845

Repurchase Agreement 0.4%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $2,760. Repurchase proceeds are $2,702.)	2,702	2,702

U.S. Treasury Bills 0.2%

2.668% due 05/05/2005-06/16/2005 (d)(e)(g)	1,255	1,250

Total Short-Term Instruments (Cost $171,816)		171,797

Total Investments (f) 165.0% (Cost $1,051,723)		$1,049,831

Written Options (i) (0.0%) (Premiums $479)		(133)

Other Assets and Liabilities (Net) (65.0%)		(413,489)

Net Assets 100.0%		$636,209

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $52,392 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $1,000 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	418	$(409)
U.S. Treasury 10-Year Note Long Futures	06/2005	12	(6)

			$(415)

162  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	$3,000	$(91)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	6,500	83
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	8.180%	09/18/2027	3,000	(45)

						$(53)

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	315	$46	$10
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	69	11	5
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	115	53	47
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	269	80	55

				$190	$117

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$14
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	2

						$289	$16

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	6.000	04/13/2035	$110,000	$112,441	$112,329

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  163

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), 28 of which are presented herein. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the 28 funds. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, European Convertible and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of Convertible, European Convertible and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

164  PIMCO Funds Annual Report  |  03.31.05

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Convertible, European Convertible and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible, European Convertible and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	-	Australian Dollar	MP	-	Mexican Peso
BP	-	British Pound	N$	-	New Zealand Dollar
BR	-	Brazilian Real	PN	-	Peruvian New Sol
C$	-	Canadian Dollar	PZ	-	Polish Zloty
CP	-	Chilean Peso	RP	-	Indian Rupee
CY	-	Chinese Yuan Renminbi	RR	-	Russian Ruble
DG	-	Dutch Guilder	S$	-	Singapore Dollar
DK	-	Danish Krone	SF	-	Swiss Franc
EC	-	Euro	SK	-	Swedish Krona
H$	-	Hong Kong Dollar	SR	-	South African Rand
JY	-	Japanese Yen	SV	-	Slovakian Koruna
KW	-	South Korean Won	T$	-	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not

03.31.05  |  PIMCO Funds Annual Report  165

Notes to Financial Statements (Cont.)

March 31, 2005

considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the High Yield Fund had unfunded loan commitments of $7,495,000.

Bridge Debt Commitments. At the period ended March 31, 2005, the High Yield Fund had $22,226,710 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period, generally within eleven months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities

166  PIMCO Funds Annual Report  |  03.31.05

which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

03.31.05  |  PIMCO Funds Annual Report  167

Notes to Financial Statements (Cont.)

March 31, 2005

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

			Net Investment Income Per Share Increase (Decrease)*
	Net Investment Income Increase (Decrease) (000s)		Institutional Class					Administrative Class
	2005	2004	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001
California Intermediate Municipal Bond Fund	$8	$2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
California Municipal Bond Fund	0	0	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	N/A	N/A
Convertible Fund	(41)	0	(0.02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Diversified Income Fund	(1,461)	(445)	(0.02)	(0.02)	N/A	N/A	N/A	(0.01)	N/A	N/A	N/A	N/A
Emerging Markets Bond Fund	(6,953)	(3,871)	(0.05)	(0.04)	(0.05)	(0.01)	0.00	(0.05)	(0.03)	(0.05)	(0.01)	0.00
European Convertible Fund	0	0	0.00	0.00	0.00	0.00	0.00	N/A	N/A	N/A	N/A	N/A
Floating Income Fund	(1,935)	N/A	(0.06)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Foreign Bond Fund (Unhedged)	88	N/A	0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	5,173	5,010	0.03	0.04	0.07	0.00	0.01	0.03	0.04	0.07	0.00	0.01
Global Bond Fund (Unhedged)	4,216	3,264	0.04	0.05	0.06	0.01	0.02	0.04	0.06	0.06	0.02	0.02
Global Bond Fund (U.S. Dollar-Hedged)	489	392	0.03	0.02	0.04	0.01	0.02	0.03	0.01	N/A	N/A	N/A
GNMA Fund	(27)	0	0.00	0.00	0.00	0.00	0.00	N/A	N/A	N/A	N/A	N/A
High Yield Fund	(6,019)	(7,096)	(0.01)	(0.01)	(0.02)	0.00	0.00	(0.01)	(0.01)	(0.02)	(0.00)	(0.00)
Investment Grade Corporate Bond Fund	5	7	0.00	0.00	0.00	(0.01)	0.00	0.00	0.00	0.00	N/A	N/A
Long-Term U.S. Government Fund	0	(11)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Low Duration Fund	(692)	(1,197)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Low Duration Fund II	(1)	(15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Low Duration Fund III	(3)	(3)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Moderate Duration Fund	(289)	(237)	0.00	0.00	0.00	0.00	0.00	N/A	N/A	N/A	N/A	N/A
Money Market Fund	0	0	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Municipal Bond Fund	385	0	0.01	0.00	0.00	0.00	0.00	0.01	0.00	0.00	0.00	0.00
New York Municipal Bond Fund	0	0	0.00	0.00	0.00	0.00	0.00	N/A	N/A	N/A	N/A	N/A
Real Return Fund	3,573	440	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Real Return Fund II	0	0	0.00	0.00	0.00	0.00	0.00	N/A	N/A	N/A	N/A	N/A
Short Duration Municipal Income Fund	0	0	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	N/A	N/A
Short-Term Fund	288	480	0.00	0.00	0.01	0.00	0.00	0.00	0.00	0.01	0.00	0.00
StocksPLUS Fund	(4,187)	(173,814)	(0.02)	(1.31)	0.99	0.05	0.78	(0.03)	(1.10)	0.93	0.08	0.86
Total Return Mortgage Fund	(267)	(382)	(0.01)	(0.01)	0.00	0.00	0.00	(0.01)	(0.02)	0.00	0.00	N/A

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

168  PIMCO Funds Annual Report  |  03.31.05

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Fund Name	Investment Advisory Fee		Administration Fee
	All Classes		Institutional Class		Administrative Class		A, B and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.25%		0.22%		0.22%		0.35	%(5)	0.35%		N/A
California Municipal Bond Fund	0.25%		0.22%		0.22%		0.35	%(5)	0.35%		N/A
Convertible Fund	0.40%		0.25%		0.25%		N/A		N/A		N/A
Diversified Income Fund	0.45%		0.30%		N/A		0.45	%(4)	0.45	%(4)	N/A
Emerging Markets Bond Fund	0.45%		0.40%		0.40%		0.55%		0.55%		N/A
European Convertible Fund	0.50%		0.25%		N/A		N/A		N/A		N/A
Floating Income Fund	0.30%		0.25%		N/A		0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		N/A		0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%		0.45%		0.45%
Global Bond Fund (Unhedged)	0.25%		0.30%		0.30%		N/A		N/A		N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%		0.30%		0.45%		N/A		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%		0.40%		N/A
High Yield Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%		0.40%		N/A
Long-Term U.S. Government Fund	0.25%		0.25%		0.25%		0.40%		N/A		N/A
Low Duration Fund	0.25%		0.18%		0.18%		0.40%		0.25%		0.40%
Low Duration Fund II	0.25%		0.25%		0.25%		N/A		N/A		N/A
Low Duration Fund III	0.25%		0.25%		0.25%		N/A		N/A		N/A
Moderate Duration Fund	0.25%		0.20%		N/A		N/A		N/A		N/A
Money Market Fund	0.12	%(2)	0.20%		0.20%		0.35	%(1)(5)	N/A		N/A
Municipal Bond Fund	0.25%		0.24%		0.24%		0.35	%(5)	0.35%		N/A
New York Municipal Bond Fund	0.25%		0.22%		N/A		0.35	%(5)	0.35%		N/A
Real Return Fund	0.25%		0.20%		0.20%		0.40%		0.40%		0.40%
Real Return Fund II	0.25%		0.20%		N/A		N/A		N/A		N/A
Short Duration Municipal Income Fund	0.20%		0.15	%(3)	0.15	%(3)	0.35	%(5)(6)	0.35	%(6)	N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.35	%(5)(6)	0.25%		0.35	%(5)(6)
StocksPLUS Fund	0.40%		0.25%		0.25%		0.40%		0.40%		0.40%
Total Return Mortgage Fund	0.25%		0.25%		0.25%		0.40%		0.40%		N/A

(1)	Effective November 7, 2002 through September 30, 2004, the Administrative Fee for the Money Market Fund Class B shares was voluntarily waived by 0.35% per annum by the Administrator.
(2)	Effective October 1, 2004, the investment advisory fee was reduced by 0.03% to an annual rate of 0.12%.
(3)	Effective October 1, 2004, the administrative fee was reduced by 0.04% to an annual rate of 0.15%.
(4)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(5)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(6)	Effective December 22, 2004, PIMCO has contractually agreed for the Fund’s current and next fiscal year (ending March 31, 2006) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below, except Money Market Fund, are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)

Floating Income, GNMA, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Real Return II, Short Duration Municipal Income, Short-Term, Total Return II, Total Return III and Total Return Mortgage Funds

7 days

California Intermediate Municipal Bond, California Municipal Bond, Convertible, Diversified Income, Emerging Markets Bond, European Convertible, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond and StocksPLUS Funds

30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

03.31.05  |  PIMCO Funds Annual Report  169

Notes to Financial Statements (Cont.)

March 31, 2005

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS Funds	0.50	0.25
Money Market Fund	—	0.10
Short-Term and Short Duration Municipal Income Funds	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

Effective December 22, 2004, the Distributor has contractually agreed for the current and next fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Classes
Short Duration Municipal Income Fund	A, B, C and D
Short-Term Fund	A, B, C and R

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $13,977,290 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative

170  PIMCO Funds Annual Report  |  03.31.05

Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Floating Income, Foreign Bond (Unhedged) and Real Return II Funds’ administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Class A	Class C	Class D
Floating Income Fund	0.55%	0.95%	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	0.95%	1.70%	0.95%
Real Return Fund II	0.45%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2002	03/31/2003	03/31/2004	03/31/2005
Floating Income Fund	$0	$0	$0	$22
Foreign Bond Fund (Unhedged)	0	0	0	20
Real Return Fund II	3	0	0	0

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$74,865	$72,240
California Municipal Bond Fund	0	0	7,166	7,149
Convertible Fund	0	0	81,810	35,120
Diversified Income Fund	114,526	51,002	630,109	297,148
Emerging Markets Bond Fund	69,707	70,266	6,776,106	6,162,263
European Convertible Fund	0	0	101,881	102,188
Floating Income Fund	188,354	2,219	638,171	43,839
Foreign Bond Fund (Unhedged)	321,166	249,922	1,325,059	596,892
Foreign Bond Fund (U.S. Dollar-Hedged)	4,459,528	4,413,939	3,301,937	3,423,999
Global Bond Fund (Unhedged)	1,056,460	1,084,409	1,419,016	1,237,007
Global Bond Fund (U.S. Dollar-Hedged)	180,508	140,037	223,322	255,227
GNMA Fund	6,550,624	6,188,570	9,170	12,701
High Yield Fund	75,310	74,934	4,049,127	5,003,680
Investment Grade Corporate Bond Fund	635	316	22,926	18,252
Long-Term U.S. Government Fund	1,688,735	1,832,829	126,424	148,556
Low Duration Fund	13,788,132	14,294,835	3,022,086	2,275,529
Low Duration Fund II	845,581	928,418	90,201	39,768

  03.31.05  |  PIMCO Funds Annual Report  171

Notes to Financial Statements (Cont.)

March 31, 2005

4. Purchases and Sales of Securities (Cont.)

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Low Duration Fund III	$159,253	$169,745	$32,911	$9,676
Moderate Duration Fund	5,108,814	4,204,945	266,733	145,605
Municipal Bond Fund	0	10,681	212,312	241,610
New York Municipal Bond Fund	0	0	9,702	8,395
Real Return Fund	57,378,418	54,074,022	2,058,754	2,088,607
Real Return Fund II	86,878	87,171	1,459	880
Short Duration Municipal Income Fund	0	0	467,013	534,924
Short-Term Fund	4,895,913	4,477,844	1,407,765	1,001,330
StocksPLUS Fund	1,875,906	1,796,629	531,093	289,982
Total Return Mortgage Fund	3,652,573	3,120,808	133,654	13,259

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Convertible Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)
	Premium
Balance at 03/31/2004	$219	$45	$0	$585	$0	$0	$0
Sales	1,259	223	25	1,112	2,583	427	863
Closing Buys	(1,193)	(204)	0	(545)	(133)	(50)	(33)
Expirations	(185)	(32)	(7)	(658)	(2,450)	0	(512)

Balance at 03/31/2005	$100	$32	$18	$494	$0	$377	$318

	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund
				Premium
Balance at 03/31/2004	$9,019	$3,118	$781	$867	$24,892	$39	$1,896
Sales	2,774	1,643	199	1,622	4,515	71	2,729
Closing Buys	(8,179)	(1,916)	(431)	(1,500)	(14,419)	(46)	(568)
Expirations	(941)	(1,853)	(260)	0	(13,258)	(49)	(2,500)

Balance at 03/31/2005	$2,673	$992	$289	$989	$1,730	$15	$1,557

	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
				Premium
Balance at 03/31/2004	$4,378	$268	$65	$219	$767	$47	$16,938
Sales	782	113	21	648	5,342	229	5,007
Closing Buys	(5,160)	(111)	(34)	(867)	(5,080)	(223)	(856)
Expirations	0	(180)	(36)	0	(706)	(22)	(12,998)

Balance at 03/31/2005	$0	$90	$16	$0	$323	$31	$8,091

	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	Total Return Mortgage Fund
	Premium
Balance at 03/31/2004	$120	$743	$9,437	$1,042	$578
Sales	22	7,288	211	734	521
Closing Buys	0	(6,949)	(3,258)	0	(620)
Expirations	(132)	(834)	(6,221)	(1,265)	0

Balance at 03/31/2005	$10	$248	$169	$511	$479

172  PIMCO Funds Annual Report  |  03.31.05

6. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

	Purchases	Sales
Emerging Markets Bond Fund	$0	$23,384
High Yield Fund	516	127,876
Low Duration Fund	108,866	0
Moderate Duration Fund	14,166	0

7. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral(4)
California Intermediate Municipal Bond Fund	$300	$0	$(270)	$0	$(3,377)	$0
California Municipal Bond Fund	13	0	0	0	(147)	0
Convertible Fund	1,176	0	(9)	0	(24,016)	0
Diversified Income Fund	6,025	105	(4,624)	(6)	0	0
Emerging Markets Bond Fund	35,641	28	7,264	0	0	(393)
European Convertible Fund	4,131	33	(3,914)	(2)	0	(467)
Floating Income Fund	591	4	(2,210)	(9)	0	0
Foreign Bond Fund (Unhedged)	5,386	6	2,903	(13)	0	(9,159)
Foreign Bond Fund (U.S. Dollar-Hedged)	19,947	0	(133,463)	0	0	0
Global Bond Fund (Unhedged)	10,664	85	(23,829)	0	0	(3,011)
Global Bond Fund (U.S. Dollar-Hedged)	5,639	423	(11,255)	0	0	(217)
GNMA Fund	678	6	550	0	0	(95)
High Yield Fund	0	0	16,457	0	(322,926)	(22,917)
Investment Grade Corporate Bond Fund	85	0	54	0	0	(80)
Long-Term U.S. Government Fund	1,017	46	(33)	0	0	(3,451)
Low Duration Fund	6,255	0	6,708	0	0	(118,315)
Low Duration Fund II	0	0	0	(112)	(1,109)	(5,694)
Low Duration Fund III	44	7	70	0	0	(718)
Moderate Duration Fund	2,398	0	(2,960)	0	0	(10,677)
Money Market Fund	31	0	1	0	(3)	(4)
Municipal Bond Fund	301	0	1,634	0	(7,836)	0
New York Municipal Bond Fund	0	0	(1)	(7)	(11)	0
Real Return Fund	65,572	69	52,599	0	0	(659)
Real Return Fund II	146	207	160	(3)	0	0
Short Duration Municipal Income Fund	0	0	627	(8)	(8,416)	0
Short-Term Fund	10,683	0	(592)	0	(142)	(17,602)
StocksPLUS Fund	13,599	0	(157)	0	(246,226)	0
Total Return Mortgage Fund	291	8	123	0	0	(3,218)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, amortization of swap premiums, and tax straddle deferrals.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs and other tax differences.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

03.31.05  |  PIMCO Funds Annual Report  173

Notes to Financial Statements (Cont.)

March 31, 2005

As of March 31, 2005, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2008	2009	2010	2011	2012	2013
California Intermediate Municipal Bond Fund	$0	$0	$0	$2	$1,828	$1,547
California Municipal Bond Fund	0	0	0	0	113	34
Convertible Fund	2,960	17,770	0	3,286	0	0
High Yield Fund	0	38,338	284,588	0	0	0
Low Duration Fund II	0	0	0	0	1,109	0
Money Market Fund	0	0	0	0	0	3
Municipal Bond Fund	0	0	0	6,847	419	570
New York Municipal Bond Fund	0	0	0	0	11	0
Short Duration Municipal Income Fund	0	0	0	19	4,260	4,137
StocksPLUS Fund	0	0	95,739	150,487	0	0

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
California Intermediate Municipal Bond Fund	$123,097	$3,467	$(853)	$2,614
California Municipal Bond Fund	15,275	489	(45)	444
Convertible Fund	63,519	1,865	(2,863)	(998)
Diversified Income Fund	994,153	22,964	(9,270)	13,694
Emerging Markets Bond Fund	2,453,520	44,552	(15,168)	29,384
European Convertible Fund	109,531	5,584	(3,140)	2,444
Floating Income Fund	975,142	2,125	(4,138)	(2,013)
Foreign Bond Fund (Unhedged)	1,409,853	2,268	(7,007)	(4,739)
Foreign Bond Fund (U.S. Dollar-Hedged)	1,798,011	172,909	(6,765)	166,144
Global Bond Fund (Unhedged)	1,307,963	50,902	(4,776)	46,126
Global Bond Fund (U.S. Dollar-Hedged)	175,910	10,586	(1,424)	9,162
GNMA Fund	899,208	242	(4,192)	(3,950)
High Yield Fund	6,209,603	289,268	(83,350)	205,918
Investment Grade Corporate Bond Fund	34,795	313	(556)	(243)
Long-Term U.S. Government Fund	1,017,416	6,558	(6,445)	113
Low Duration Fund	14,407,367	23,492	(59,969)	(36,477)
Low Duration Fund II	558,581	1,061	(1,224)	(163)
Low Duration Fund III	101,615	133	(264)	(131)
Moderate Duration Fund	2,866,817	9,286	(7,035)	2,251
Money Market Fund	457,774	0	0	0
Municipal Bond Fund	311,542	11,638	(3,372)	8,266
New York Municipal Bond Fund	22,022	379	(119)	260
Real Return Fund	16,837,778	415,630	(94,869)	320,761
Real Return Fund II	61,807	2,916	(165)	2,751
Short Duration Municipal Income Fund	405,878	1,829	(5,450)	(3,621)
Short-Term Fund	4,990,746	7,991	(8,431)	(440)
StocksPLUS Fund	1,411,276	4,301	(2,566)	1,735
Total Return Mortgage Fund	1,051,482	548	(2,199)	(1,651)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to contingent payment debt instruments, interest only basis adjustments, tax straddle deferrals, unamortized premium on convertible bonds, and wash sale loss deferrals for federal income tax purposes.

174  PIMCO Funds Annual Report  |  03.31.05

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital
California Intermediate Municipal Bond Fund	$5,017	$0	$0
California Municipal Bond Fund	619	0	0
Convertible Fund	1,162	0	0
Diversified Income Fund	47,772	1,101	0
Emerging Markets Bond Fund	134,176	6,899	0
European Convertible Fund	7,293	150	0
Floating Income Fund	8,118	0	0
Foreign Bond Fund (Unhedged)	14,170	140	0
Foreign Bond Fund (U.S. Dollar-Hedged)	74,355	13,918	0
Global Bond Fund (Unhedged)	79,256	11,440	0
Global Bond Fund (U.S. Dollar-Hedged)	6,024	2,399	0
GNMA Fund	15,789	200	0
High Yield Fund	460,182	0	0
Investment Grade Corporate Bond Fund	1,656	265	0
Long-Term U.S. Government Fund	34,822	12,200	0
Low Duration Fund	342,268	36,359	0
Low Duration Fund II	13,528	0	0
Low Duration Fund III	2,540	340	0
Moderate Duration Fund	62,668	15,215	0
Money Market Fund	4,579	0	0
Municipal Bond Fund	12,320	0	0
New York Municipal Bond Fund	621	0	0
Real Return Fund	691,601	50,404	0
Real Return Fund II	2,734	404	0
Short Duration Municipal Income Fund	11,206	0	0
Short-Term Fund	76,484	10,630	0
StocksPLUS Fund	88,132	0	0
Total Return Mortgage Fund	12,764	120	0

(6)	Includes short-term capital gains.

03.31.05  |  PIMCO Funds Annual Report  175

Notes to Financial Statements (Cont.)

March 31, 2005

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Convertible Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	2,149	$21,602	1,959	$19,973	112	$1,137	142	$1,446	4,849	$58,291	2,902	$34,186
Administrative Class	0	0	16	165	0	0	0	0	30	368	84	1,032
Other Classes	1,490	14,988	1,988	20,227	128	1,312	228	2,341	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	275	2,760	272	2,761	43	446	43	440	94	1,149	73	836
Administrative Class	8	79	8	82	0	0	0	0	0	0	0	2
Other Classes	118	1,183	131	1,320	9	92	12	128	0	0	0	0
Cost of shares redeemed
Institutional Class	(1,882)	(18,870)	(3,808)	(38,646)	(119)	(1,236)	(45)	(456)	(1,145)	(13,597)	(3,060)	(36,058)
Administrative Class	(38)	(386)	(167)	(1,701)	0	0	0	0	(106)	(1,275)	(8)	(94)
Other Classes	(1,789)	(17,957)	(3,345)	(33,702)	(174)	(1,772)	(313)	(3,248)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	331	$3,399	(2,946)	$(29,521)	(1)	$(21)	67	$651	3,722	$44,936	(9)	$(96)

	Diversified Income Fund				Emerging Markets Bond Fund				European Convertible Fund
	Year Ended 03/31/2005		Period from 07/31/2003 to 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	37,815	$408,931	63,404	$675,042	119,722	$1,263,069	85,898	$924,593	7, 882	$97,809	11,935	$144,423
Administrative Class	336	3,697	0	0	1,704	17,534	5,557	59,232	0	0	0	0
Other Classes	8,710	94,343	6,816	72,857	30,129	320,724	74,290	800,884	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	3,063	33,131	659	7,059	8,365	89,168	6,917	72,695	581	7,442	142	1,736
Administrative Class	6	69	0	0	123	1,309	242	2,558	0	0	0	0
Other Classes	296	3,193	38	399	3,543	37,654	5,308	55,667	0	0	0	0
Cost of shares redeemed
Institutional Class	(20,727)	(223,722)	(1,668)	(17,789)	(65,209)	(684,488)	(64,527)	(694,194)	(7,713)	(95,662)	(4,007)	(48,715)
Administrative Class	(10)	(116)	0	0	(1,042)	(10,820)	(8,014)	(86,855)	0	0	0	0
Other Classes	(3,331)	(35,077)	(336)	(3,628)	(32,919)	(338,908)	(44,782)	(482,129)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	26,158	$284,449	68,913	$733,940	64,416	$695,242	60,889	$652,451	750	$9,589	8,070	$97,444

	Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (Unhedged)
	Period from 07/30/2004 to 03/31/2005		Period from 07/30/2004 to 03/31/2005		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	71,945	$735,475	95,791	$1,040,495	52,659	$554,751	41,670	$442,032	56,181	$580,244	59,844	$621,401
Administrative Class	0	0	0	0	4,102	43,080	7,594	80,856	2,639	27,326	6,026	63,174
Other Classes	29,701	302,320	34,272	373,661	28,342	297,741	43,042	457,803	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	565	5,780	993	10,925	4,857	51,029	4,043	42,422	6,742	69,645	5,335	54,279
Administrative Class	0	0	0	0	203	2,135	164	1,724	416	4,295	399	4,059
Other Classes	167	1,713	206	2,277	2,430	25,527	1,996	20,912	0	0	0	0
Cost of shares redeemed
Institutional Class	(1,364)	(13,866)	(5,116)	(55,594)	(35,520)	(372,991)	(30,270)	(320,183)	(26,180)	(269,603)	(31,005)	(321,125)
Administrative Class	0	0	0	0	(2,576)	(26,965)	(6,497)	(68,900)	(1,463)	(15,034)	(6,181)	(64,521)
Other Classes	(5,157)	(52,691)	(2,004)	(21,981)	(23,892)	(251,097)	(36,133)	$(382,976)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	95,857	$978,731	124,142	$1,349,783	30,605	$323,210	25,609	$273,690	38,335	$396,873	34,418	$357,267

176  PIMCO Funds Annual Report  |  03.31.05

	Global Bond Fund (U.S. Dollar- Hedged)				GNMA Fund				High Yield Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	2,213	$22,133	3,310	$32,979	36,109	$400,500	22,227	$246,097	171,180	$1,658,543	349,841	$3,301,533
Administrative Class	0	0	1	10	0	0	0	0	39,688	384,413	74,945	706,201
Other Classes	2,216	22,107	3,947	39,807	3,640	40,183	9,119	100,710	82,922	803,011	291,967	2,745,806
Issued as reinvestment of distributions
Institutional Class	536	5,347	453	4,511	978	10,828	341	3,751	17,186	166,858	18,345	174,200
Administrative Class	0	1	0	0	0	0	0	0	4,641	45,068	4,783	45,479
Other Classes	190	1,889	175	1,737	340	3,756	421	4,626	13,542	131,308	15,021	142,802
Cost of shares redeemed
Institutional Class	(1,570)	(15,676)	(3,644)	(36,408)	(17,309)	(190,012)	(12,481)	(137,767)	(199,727)	(1,940,247)	(356,598)	(3,383,949)
Administrative Class	0	0	0	0	0	0	0	0	(44,198)	(429,522)	(60,078)	(572,331)
Other Classes	(3,068)	(30,650)	(3,604)	(36,051)	(6,506)	(71,790)	(14,417)	(158,889)	(169,989)	(1,645,866)	(227,184)	(2,154,667)

Net increase (decrease) resulting from Fund share transactions	517	$5,151	638	$6,585	17,252	$193,465	5,210	$58,528	(84,755)	$(826,434)	111,042	$1,005,074

	Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	2,011	$21,372	2,664	$28,812	39,678	$431,954	14,674	$163,613
Administrative Class	162	1,713	88	947	4,595	50,585	9,440	106,113
Other Classes	444	4,730	0	0	6,776	74,101	11,457	127,642
Issued as reinvestment of distributions
Institutional Class	147	1,554	178	1,894	2,301	25,056	1,640	17,988
Administrative Class	8	90	2	24	747	8,131	801	8,769
Other Classes	5	55	0	0	978	10,643	1,008	11,027
Cost of shares redeemed
Institutional Class	(2,022)	(21,364)	(2,256)	(24,393)	(12,059)	(131,378)	(24,361)	(270,367)
Administrative Class	(154)	(1,616)	(17)	(187)	(8,718)	(94,880)	(11,900)	(130,293)
Other Classes	(49)	(522)	0	0	(10,627)	(115,403)	(18,712)	(205,908)

Net increase (decrease) resulting from Fund share transactions	552	$6,012	659	$7,097	23,671	$258,809	(15,953)	$(171,416)

03.31.05  |  PIMCO Funds Annual Report  177

Notes to Financial Statements (Cont.)

March 31, 2005

8. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Low Duration Fund				Low Duration Fund II				Low Duration Fund III				Moderate Duration Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	414,799	$4,237,305	680,514	$7,011,636	9,063	$88,942	46,568	$461,164	3,631	$36,514	6,407	$64,850	78,108	$809,160
Administrative Class	14,728	150,418	26,192	269,986	2	28	279	2,786	1	3	0	0	0	0
Other Classes	154,604	1,578,661	301,408	3,107,772	0	0	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	23,596	240,916	22,629	232,660	1,271	12,451	1,691	16,722	279	2,800	201	2,040	7,160	74,102
Administrative Class	1,031	10,522	889	9,139	2	21	4	43	0	0	0	0	0	0
Other Classes	7,222	73,737	7,185	73,848	0	0	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(466,724)	(4,765,751)	(468,331)	(4,819,730)	(24,238)	(237,829)	(24,794)	(244,916)	(2,495)	(25,039)	(4,363)	(44,351)	(47,236)	(489,324)
Administrative Class	(19,471)	(198,944)	(20,384)	(209,634)	(35)	(348)	(303)	(3,029)	0	0	(1)	(3)	0	0
Other Classes	(208,482)	(2,128,438)	(272,863)	(2,808,820)	0	0	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(78,697)	$(801,574)	277,239	$2,866,857	(13,935)	$(136,735)	23,445	$232,770	1,416	$14,278	2,244	$22,536	38,032	$393,938

	Real Return Fund				Real Return Fund II				Short Duration Municipal Income Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	219,145	$2,505,094	197,305	$2,260,491	305	$3,408	3,561	$39,212	12,602	$127,011	7,755	$79,069
Administrative Class	36,362	415,089	54,381	627,331	0	0	0	0	26	260	1,220	12,400
Other Classes	280,317	3,208,565	323,930	3,727,585	0	0	0	0	18,470	186,240	35,390	360,340
Issued as reinvestment of distributions
Institutional Class	20,008	228,590	16,193	184,126	264	2,958	162	1,803	285	2,864	156	1,593
Administrative Class	5,111	58,375	3,850	43,747	0	0	0	0	0	5	2	16
Other Classes	27,782	317,288	24,687	280,377	0	0	0	0	524	5,267	365	3,717
Cost of shares redeemed
Institutional Class	(102,639)	(1,167,311)	(102,776)	(1,177,810)	(978)	(11,015)	(50)	(554)	(11,862)	(119,423)	(4,468)	(45,511)
Administrative Class	(24,291)	(276,770)	(12,382)	(142,421)	0	0	0	0	(50)	(498)	(1,268)	(12,904)
Other Classes	(160,878)	(1,836,533)	(190,855)	(2,185,285)	0	0	0	0	(27,167)	(273,484)	(25,027)	(254,702)

Net increase (decrease) resulting from Fund share transactions	300,917	$3,452,387	314,333	$3,618,141	(409)	$(4,649)	3,673	$40,461	(7,172)	$(71,758)	14,125	$144,018

178  PIMCO Funds Annual Report  |  03.31.05

	Moderate Duration Fund		Money Market Fund				Municipal Bond Fund				New York Municipal Bond Fund
	Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	87,025	$915,472	195,477	$195,477	574,234	$574,230	3,889	$39,528	9,984	$101,619	208	$2,249	94	$1,013
Administrative Class	0	0	154,973	154,973	106,477	106,477	316	3,210	2,451	25,137	0	0	0	0
Other Classes	0	0	445,665	445,665	708,087	708,087	3,954	40,172	10,907	111,657	534	5,760	943	10,169
Issued as reinvestment of distributions
Institutional Class	5,498	57,332	1,931	1,931	1,783	1,783	381	3,866	399	4,089	4	38	4	44
Administrative Class	0	0	363	363	244	244	62	624	129	1,325	0	0	0	0
Other Classes	0	0	2,067	2,067	795	795	381	3,872	416	4,264	35	373	36	387
Cost of shares redeemed
Institutional Class	(46,253)	(486,061)	(179,488)	(179,488)	(547,546)	(547,546)	(3,568)	(36,116)	(8,015)	(82,294)	(125)	(1,329)	(199)	(2,135)
Administrative Class	0	0	(127,828)	(127,828)	(117,208)	(117,208)	(2,463)	(25,057)	(7,070)	(72,299)	0	0	0	0
Other Classes	0	0	(417,646)	(417,646)	(789,299)	(789,299)	(6,313)	(64,042)	(12,438)	(126,774)	(541)	(5,789)	(437)	(4,691)

Net increase (decrease) resulting from Fund share transactions	46,270	$486,743	75,514	$75,514	(62,433)	$(62,437)	(3,361)	$(33,943)	(3,237)	$(33,276)	115	$1,302	441	$4,787

	Short-Term Fund				StocksPLUS Fund				Total Return Mortgage Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	307,320	$3,086,303	332,719	$3,343,201	62,437	$599,425	47,384	$455,129	41,515	$446,025	2,231	$24,070
Administrative Class	46,317	464,775	28,300	284,485	10,421	97,021	46,074	400,762	88	958	39	419
Other Classes	46,403	465,937	120,417	1,209,791	9,792	92,421	13,809	125,119	5,412	58,264	9,752	104,989
Issued as reinvestment of distributions
Institutional Class	4,991	50,090	3,472	34,883	5,207	50,375	4,350	41,858	411	4,394	237	2,550
Administrative Class	969	9,720	536	5,385	1,688	15,793	3,643	34,280	53	571	53	565
Other Classes	1,468	14,729	1,423	14,300	1,719	16,127	2,474	23,096	608	6,539	523	5,630
Cost of shares redeemed
Institutional Class	(307,554)	(3,087,768)	(263,209)	(2,644,584)	(54,726)	(535,929)	(18,192)	(167,520)	(4,675)	(50,012)	(3,428)	(36,959)
Administrative Class	(8,942)	(89,768)	(21,462)	(215,568)	(50,081)	(480,781)	(14,570)	(131,677)	(466)	(5,009)	(95)	(1,022)
Other Classes	(90,671)	(910,432)	(125,970)	(1,265,621)	(15,430)	(144,232)	(12,199)	(109,011)	(6,624)	(71,029)	(13,545)	(145,460)

Net increase (decrease) resulting from Fund share transactions	301	$3,586	76,226	$766,272	(28,973)	$(289,780)	72,773	$672,036	36,322	$390,701	(4,233)	$(45,218)

03.31.05  |  PIMCO Funds Annual Report  179

Notes to Financial Statements (Cont.)

March 31, 2005

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

180  PIMCO Funds Annual Report  |  03.31.05

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Convertible Fund, Diversified Income Fund, Emerging Markets Bond Fund, European Convertible Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged), Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Fund, Real Return Fund II, Short Duration Municipal Income Fund, Short-Term Fund, StocksPLUS Fund, and Total Return Mortgage Fund, (hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

03.31.05  |  PIMCO Funds Annual Report  181

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

Convertible Fund	25.97%
Diversified Income Fund	0.30%
European Convertible Fund	0.85%
Floating Income Fund	0.44%
Foreign Bond Fund (Unhedged)	0.12%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
Global Bond Fund (Unhedged)	0.07%
Global Bond Fund (U.S. Dollar-Hedged)	0.38%
GNMA Fund	0.08%
High Yield Fund	0.69%
Investment Grade Corporate Bond Fund	0.75%
Low Duration Fund	1.16%
Low Duration Fund II	1.07%
Low Duration Fund III	0.53%
Moderate Duration Fund	0.23%
Real Return Fund	0.04%
Real Return Fund II	0.02%
StocksPLUS Fund	0.31%
Total Return Mortgage Fund	0.04%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Convertible Fund	26.27%
Diversified Income Fund	0.30%
European Convertible Fund	0.75%
Floating Income Fund	0.44%
Foreign Bond Fund (Unhedged)	0.12%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
Global Bond Fund (Unhedged)	0.07%
Global Bond Fund (U.S. Dollar-Hedged)	0.38%
GNMA Fund	0.08%
High Yield Fund	0.82%
Investment Grade Corporate Bond Fund	0.75%
Low Duration Fund	1.16%
Low Duration Fund II	1.07%
Low Duration Fund III	0.53%
Moderate Duration Fund	0.23%
Real Return Fund	0.04%
Real Return Fund II	0.02%
StocksPLUS Fund	0.31%
Total Return Mortgage Fund	0.04%

182  PIMCO Funds Annual Report  |  03.31.05

Federal Income Tax Information (Unaudited)

For the benefit of shareholders of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that 99.47%, 89.38%, 98.53%, 99.14% and 97.80%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

03.31.05  |  PIMCO Funds Annual Report  183

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None
Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

184  PIMCO Funds Annual Report  |  03.31.05

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

03.31.05  |  PIMCO Funds Annual Report  185

Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services—Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20521-01

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Annual Report

MARCH 31, 2005

Bond Funds Share Classes A B C

SHORT DURATION BOND FUNDS

PIMCO Money Market Fund

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT BOND FUND

PIMCO Long-Term U.S. Government Fund

MORTGAGE-BACKED BOND FUNDS

PIMCO GNMA Fund

PIMCO Total Return Mortgage Fund

CORPORATE BOND FUNDS

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

INTERNATIONAL BOND FUNDS

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds (“the Trust”). By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the 12-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the 12-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark 10-year Treasury increased 0.65% for the 12 months to end the period at 4.48%. While all but the very longest maturity yields increased during the 12-month period, the short and intermediate maturity yields increased the most, causing the two- to 10-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our Web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

PIMCO Funds Annual Report  |  03.31.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): Short-Term (1/97), Money Market (1/97), Low Duration (1/97), Long Term U.S. Government (1/97), High Yield (1/97), Foreign Bond (U.S. Dollar-Hedged) (1/97), Total Return Mortgage (8/00), GNMA (A shares 11/00 and B&C shares 5/01), Foreign Bond (Unhedged) (7/04), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the beginning of the seventh year, depending on the fund. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Diversified Income Fund changed its primary benchmark index from the blended index of 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the Merrill Lynch Global High Yield BB-B Rated Index (Hedged to USD), and the JP Morgan EMBI Global Index to the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Credit Hedged USD Index more closely reflects the universe of securities in which the Fund invests.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

4  PIMCO Funds Annual Report  |  03.31.05

Important Information (cont.)

Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov. Copies of the written Proxy Policy and the factors the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov.

The Trust files complete schedules of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. A copy of each fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated which for most funds is from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

PIMCO Funds Annual Report  |  03.31.05  5

A CORPORATE BOND FUND

PIMCO Diversified Income Fund

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A Shares returned 5.54% over the 12-month period ended March 31, 2005, outperforming the 3.49% return of the Lehman Brothers Global Credit Hedged USD Index and outperforming its custom benchmark**, which returned 5.26% for the same period.

•	Asset allocation among the three credit sectors–emerging market sovereign debt, global high yield credit and global investment grade credit–was an important driver of relative outperformance during the 12-month period.

•	An overweight to emerging markets, the top performing sector over the period, and an underweight to investment grade credit, an underperforming sector, each contributed positively to returns. A slightly below-Benchmark weighting in high yields was negative for relative performance.

•	Within the Fund’s emerging market allocation, overweights to Brazil and Russia were significant contributors to performance.

•	Overweight positions in utilities and the communications sector were positive for relative performance.

•	Exposure to consumer cyclicals, particularly automotives, detracted from returns due to weakness in the auto sector.

•	An underweight to insurance companies was negative for performance over the 12-month reporting period. However, underweight exposures to banking, brokerage, and financial services companies helped performance in the current rising interest rate environment.

•	Modest emerging market currency exposure was positive for relative performance.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class A	5.54%	—	—	10.34%
PIMCO Diversified Income Fund Class A (adjusted)	1.58%	—	—	7.84%
PIMCO Diversified Income Fund Class B	4.76%	—	—	9.55%
PIMCO Diversified Income Fund Class B (adjusted)	1.26%	—	—	7.99%
PIMCO Diversified Income Fund Class C (adjusted)	3.76%	—	—	9.53%
Lehman Brothers Global Credit Hedged USD Index	3.49%	—	—	—
33% Lehman Brothers Global Credit Hedged USD Index, 33% Merrill Lynch Global High Yield BB-B Rated Index, 33% JPMorgan Emerging Markets Bond Global Index**	5.26%	—	—	—
Lipper Multi-Sector Income Fund Average	5.14%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,027.90	$1,024.10	$1,024.10	$1,019.25	$1,015.51	$1,015.51
Expenses Paid During Period	$5.76	$9.54	$9.54	$5.74	$9.50	$9.50

For each class of the Fund, expenses are equal to the expense ratio for the class (1.14% for Class A, 1.89% for Class B, 1.89% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Diversified Income A	PIMCO Diversified Income B	PIMCO Diversified Income C	Lehman Brothers Global Credit Hedged USD Index	33% Lehman Brothers Global Credit Hedged USD Index, Merrill Lynch Global High Yield BB- B Index, JP Morgan EMBI Global US Hedged Index
07/31/2003	9,550	10,000	10,000	10,000	10,000
08/31/2003	9,748	10,203	10,202	10,050	10,131
09/30/2003	10,026	10,490	10,489	10,297	10,412
10/31/2003	10,097	10,557	10,556	10,236	10,456
11/30/2003	10,220	10,679	10,678	10,279	10,548
12/31/2003	10,457	10,920	10,919	10,419	10,760
01/31/2004	10,531	10,991	10,988	10,498	10,849
02/29/2004	10,521	10,973	10,971	10,593	10,912
03/31/2004	10,664	11,115	11,112	10,680	11,063
04/30/2004	10,290	10,719	10,716	10,475	10,764
05/31/2004	10,196	10,614	10,611	10,399	10,634
06/30/2004	10,327	10,743	10,740	10,450	10,742
07/31/2004	10,492	10,907	10,903	10,559	10,934
08/31/2004	10,807	11,228	11,225	10,766	11,219
09/30/2004	10,950	11,369	11,365	10,842	11,351
10/31/2004	11,113	11,531	11,528	10,949	11,507
11/30/2004	11,185	11,599	11,596	10,975	11,564
12/31/2004	11,390	11,803	11,800	11,085	11,739
01/31/2005	11,440	11,848	11,845	11,156	11,799
02/28/2005	11,500	11,903	11,899	11,152	11,865
03/31/2005	11,256	11,643	11,640	11,053	11,645

Sector Breakdown*

Corporate Bonds & Notes	47.7%
Sovereign Issues	29.7%
Foreign Currency-Denominated Issues	10.4%
Short-Term Instruments	5.1%
Other	7.1%

*	% of total investments as of March 31, 2005
**	This benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the ML Global High Yield BB-B Index (Hedged to USD), and the JPM EMBI Global Index. It is not possible to invest directly in the index.

6  PIMCO Funds Annual Report  |  03.31.05

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class A Shares returned 6.75% for the 12-month period ended March 31, 2005, slightly outperforming the benchmark JPMorgan Emerging Markets Global Index, which returned 6.69%.

•	An overweight to Brazil was a significant contributor to performance; continuing improvements in Brazil’s domestic fundamentals and strong participation by local investors fueled the rally.

•	An overweight to Russia helped performance. The country outperformed on positive economic news, strong oil prices, and a rating upgrade by S&P.

•	A significant underweight to Turkey was positive; the country’s bonds fell amid concerns over its growing current account deficit.

•	An above-Index weight in Ecuador contributed to performance; strong oil prices, an upgrade by S&P, and indications that its government has secured its funding needs for the year boosted country returns.

•	An underweight to Venezuela detracted from relative performance, as Venezuelan bonds outperformed over the year due to the high level of oil prices.

•	An underweight position in the Philippines hurt performance; despite weak fundamentals and a two-notch downgrade, bonds benefited from strong regional demand as Asian investors sought yield.

•	Modest emerging market currency exposure was positive for relative performance.

•	Above-Benchmark spread duration was positive, as emerging markets spreads tightened over the 12-month reporting period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	6.75%	17.52%	—	13.03%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	2.75%	16.62%	—	12.47%
PIMCO Emerging Markets Bond Fund Class B	5.95%	16.64%	—	12.47%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	2.50%	16.58%	—	12.47%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	4.97%	16.67%	—	12.20%
JPMorgan Emerging Markets Bond Index Global	6.69%	11.27%	—	—
Lipper Emerging Markets Debt Fund Average	7.83%	13.14%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,040.60	$1,036.80	$1,036.80	$1,018.70	$1,014.96	$1,014.96
Expenses Paid During Period	$6.36	$10.16	$10.16	$6.29	$10.05	$10.05

For each class of the Fund, expenses are equal to the expense ratio for the class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Emerging Markets Bond A	PIMCO Emerging Markets Bond B	PIMCO Emerging Markets Bond C	JPMorgan Emerging Markets Bond Index Global
07/31/1997	9,550	10,000	10,000	10,000
08/31/1997	9,434	9,870	9,872	9,952
09/30/1997	9,693	10,134	10,135	10,228
10/31/1997	8,587	8,970	8,971	9,144
11/30/1997	9,038	9,436	9,437	9,532
12/31/1997	9,266	9,668	9,669	9,765
01/31/1998	9,277	9,673	9,674	9,812
02/28/1998	9,538	9,940	9,941	10,071
03/31/1998	9,822	10,228	10,229	10,300
04/30/1998	9,844	10,245	10,245	10,324
05/31/1998	9,524	9,905	9,905	10,012
06/30/1998	9,209	9,571	9,571	9,758
07/31/1998	9,347	9,706	9,706	9,815
08/31/1998	6,741	6,994	6,994	7,132
09/30/1998	7,263	7,531	7,532	7,748
10/31/1998	7,641	7,916	7,919	8,243
11/30/1998	8,250	8,542	8,544	8,808
12/31/1998	8,147	8,430	8,432	8,637
01/31/1999	7,862	8,130	8,133	8,441
02/28/1999	8,016	8,285	8,288	8,524
03/31/1999	8,556	8,838	8,840	9,089
04/30/1999	9,267	9,565	9,569	9,648
05/31/1999	8,684	8,959	8,961	9,150
06/30/1999	8,943	9,221	9,224	9,501
07/31/1999	8,883	9,153	9,155	9,343
08/31/1999	8,867	9,129	9,133	9,349
09/30/1999	9,260	9,529	9,533	9,643
10/31/1999	9,557	9,828	9,832	9,984
11/30/1999	9,814	10,087	10,090	10,252
12/31/1999	10,273	10,552	10,556	10,726
01/31/2000	10,044	10,310	10,314	10,561
02/29/2000	10,635	10,911	10,915	11,128
03/31/2000	10,899	11,175	11,184	11,431
04/30/2000	10,690	10,947	10,970	11,220
05/31/2000	10,479	10,724	10,746	10,961
06/30/2000	10,969	11,218	11,242	11,471
07/31/2000	11,232	11,481	11,505	11,799
08/31/2000	11,621	11,872	11,897	12,175
09/30/2000	11,465	11,705	11,729	12,044
10/31/2000	11,270	11,499	11,523	11,800
11/30/2000	11,325	11,548	11,572	11,752
12/31/2000	11,723	11,945	11,971	12,271
01/31/2001	12,217	12,441	12,467	12,863
02/28/2001	12,159	12,378	12,405	12,692
03/31/2001	12,259	12,468	12,497	12,550
04/30/2001	12,328	12,532	12,560	12,489
05/31/2001	12,602	12,802	12,832	12,790
06/30/2001	12,981	13,180	13,209	12,985
07/31/2001	13,076	13,268	13,298	12,313
08/31/2001	13,743	13,936	13,966	12,864
09/30/2001	13,241	13,420	13,450	12,443
10/31/2001	13,794	13,972	14,002	12,450
11/30/2001	14,527	14,705	14,738	12,291
12/31/2001	14,959	15,133	15,165	12,438
01/31/2002	15,324	15,493	15,526	12,668
02/28/2002	16,017	16,186	16,220	13,143
03/31/2002	16,041	16,200	16,234	13,157
04/30/2002	16,249	16,401	16,436	13,287
05/31/2002	16,051	16,190	16,224	13,218
06/30/2002	14,921	15,042	15,074	12,551
07/31/2002	13,893	13,995	14,024	11,983
08/31/2002	15,021	15,120	15,152	12,860
09/30/2002	14,378	14,465	14,496	12,504
10/31/2002	15,583	15,668	15,700	13,274
11/30/2002	16,155	16,233	16,267	13,651
12/31/2002	16,809	16,879	16,915	14,070
01/31/2003	17,196	17,256	17,292	14,302
02/28/2003	17,904	17,956	17,994	14,759
03/31/2003	18,550	18,594	18,633	14,999
04/30/2003	19,754	19,787	19,829	15,852
05/31/2003	20,554	20,575	20,618	16,509
06/30/2003	20,470	20,478	20,521	16,508
07/31/2003	19,653	19,649	19,690	15,924
08/31/2003	20,261	20,242	20,285	16,311
09/30/2003	21,002	20,971	21,015	16,883
10/31/2003	21,181	21,135	21,179	16,966
11/30/2003	21,562	21,502	21,547	17,174
12/31/2003	22,194	22,117	22,164	17,679
01/31/2004	22,438	22,347	22,394	17,770
02/29/2004	22,337	22,233	22,280	17,832
03/31/2004	22,889	22,767	22,815	18,276
04/30/2004	21,243	21,114	21,158	17,284
05/31/2004	21,062	20,922	20,966	17,027
06/30/2004	21,444	21,288	21,333	17,277
07/31/2004	22,008	21,833	21,879	17,791
08/31/2004	23,104	22,920	22,955	18,525
09/30/2004	23,482	23,296	23,316	18,834
10/31/2004	23,865	23,676	23,682	19,136
11/30/2004	24,097	23,906	23,897	19,270
12/31/2004	24,815	24,618	24,593	19,753
01/31/2005	24,991	24,793	24,753	19,876
02/28/2005	25,163	24,964	24,908	20,009
03/31/2005	24,436	24,242	24,174	19,499

Country Allocation*

Brazil	25.6%
Short-Term Instruments	21.1%
Russia	15.3%
Mexico	13.5%
Other	24.5%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  7

A SHORT DURATION BOND FUND

PIMCO Floating Income Fund

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	For the period since the Fund’s inception on July 30, 2004 through March 31, 2005, its Class A Shares returned 3.56%, outperforming the benchmark 3-month LIBOR Rate, which returned 1.41% during the same period.

•	The Fund employs a multi-sector strategy that invests in global corporate credit (investment grade and high yield) and in emerging market sovereign credit, and seeks to capitalize on attractive investment opportunities offered by these sectors while minimizing interest rate exposure.

•	Exposure to global corporate credit and emerging market sovereign bonds was a positive contributor to relative performance, as credit markets outperformed other fixed income sectors during the 12-month reporting period.

•	An emphasis on emerging market sovereign debt added to returns, as the sector was one of the strongest performing asset classes over the twelve-month period. Exposure to high yield issuers also helped returns, as this sector also experienced strong returns.

•	The Fund’s exposure to sovereign issuers such as Brazil and Russia helped returns, as these countries’ bonds performed well amid positive economic news.

Cumulative Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/30/04)
PIMCO Floating Income Fund Class A	—	—	—	3.56%
PIMCO Floating Income Fund Class A (adjusted)	—	—	—	1.24%
PIMCO Floating Income Fund Class C (adjusted)	—	—	—	2.37%
3-Month LIBOR Rate	—	—	—	1.41%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A Shares and 1% CDSC on C Shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,026.00	$1,024.40	$1,020.19	$1,018.70
Expenses Paid During Period	$4.80	$6.31	$4.78	$6.29

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.25% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Floating Income Fund A	PIMCO Floating Income Fund C	3-Month LIBOR Rate
07/31/2004	10,000	10,000	10,000
08/31/2004	10,058	10,056	10,013
09/30/2004	10,094	10,091	10,026
10/31/2004	10,144	10,138	10,043
11/30/2004	10,237	10,228	10,059
12/31/2004	10,367	10,355	10,076
01/31/2005	10,372	10,358	10,098
02/28/2005	10,439	10,421	10,119
03/31/2005	10,357	10,338	10,141

Sector Breakdown*

Corporate Bonds & Notes	26.0%
Short-Term Instruments	20.4%
U.S. Government Agencies	18.9%
Sovereign Issues	15.9%
Bank Loan Obligations	12.7%
Other	6.1%

*	% of total investments as of March 31, 2005

8  PIMCO Funds Annual Report  |  03.31.05

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (Unhedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Since the Fund’s inception on April 30, 2004 through March 31, 2005, its Class A Shares returned 10.91%, underperforming its benchmark, the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which returned 11.53% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell during the period.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

Cumulative Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	—	—	—	10.91%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	—	—	—	6.75%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	—	—	—	9.08%
JPMorgan GBI Global ex-U.S. FX NY Index unhedged in USD	—	—	—	11.53%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,068.10	$1,064.10	$1,020.19	$1,016.45
Expenses Paid During Period	$4.90	$8.75	$4.78	$8.55

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Change in Value  For periods ended 03/31/05

	PIMCO Foreign Bond (Unhedged) A	PIMCO Foreign Bond (Unhedged) C	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD
04/30/2004	10,000	10,000	10,000
05/31/2004	10,069	10,060	10,104
06/30/2004	10,111	10,092	10,119
07/31/2004	9,994	9,965	10,006
08/31/2004	10,243	10,208	10,280
09/30/2004	10,384	10,344	10,443
10/31/2004	10,757	10,709	10,843
11/30/2004	11,245	11,189	11,312
12/31/2004	11,469	11,404	11,525
01/31/2005	11,219	11,148	11,306
02/28/2005	11,245	11,167	11,320
03/31/2005	11,091	11,006	11,153

Country Allocation*

Short-Term Instruments	43.8%
Germany	19.2%
United States	15.1%
United Kingdom	8.9%
Japan	5.7%
Spain	3.3%
Other	4.0%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  9

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the 12-month period ended March 31, 2005, the Fund’s Class A Shares returned 5.59%, outperforming its benchmark, the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which returned 4.77% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	A tactical allocation to real return bonds added value; TIPS outperformed nominals by a wide margin as real yields fell.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class A	5.59%	6.71%	9.17%	8.21%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class A (adjusted)	1.63%	5.89%	8.75%	7.87%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class B	4.80%	5.91%	8.77%	7.88%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class B (adjusted)	1.30%	5.83%	8.77%	7.88%
PIMCO Foreign Bond Fund (U.S. Dollar Hedged) Class C (adjusted)	3.80%	5.91%	8.36%	7.41%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.77%	5.76%	8.18%	—
Lipper International Income Fund Average	6.10%	8.33%	6.48%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A Shares, 3.5% CDSC on B Shares and 1% CDSC on C Shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,043.00	$1,039.20	$1,039.20	$1,020.19	$1,016.45	$1,016.45
Expenses Paid During Period	$4.84	$8.64	$8.64	$4.78	$8.55	$8.55

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Foreign Bond (US Hedged) A	PIMCO Foreign Bond (US Hedged) B	PIMCO Foreign Bond (US Hedged) C	JPMorgan GBI Global ex-U.S. Index Hedged in USD
12/31/1992	9,550	10,000	10,000	10,000
01/31/1993	9,625	10,073	10,073	10,091
02/28/1993	9,833	10,286	10,286	10,274
03/31/1993	9,867	10,314	10,314	10,280
04/30/1993	9,863	10,304	10,304	10,281
05/31/1993	9,949	10,387	10,387	10,338
06/30/1993	10,180	10,623	10,623	10,549
07/31/1993	10,337	10,781	10,781	10,667
08/31/1993	10,584	11,033	11,033	10,889
09/30/1993	10,622	11,067	11,067	10,936
10/31/1993	10,776	11,221	11,221	11,082
11/30/1993	10,803	11,242	11,242	11,159
12/31/1993	11,068	11,511	11,511	11,390
01/31/1994	11,079	11,515	11,515	11,333
02/28/1994	10,782	11,200	11,200	11,078
03/31/1994	10,590	10,994	10,994	10,977
04/30/1994	10,486	10,879	10,879	10,899
05/31/1994	10,329	10,709	10,709	10,779
06/30/1994	10,135	10,501	10,501	10,669
07/31/1994	10,195	10,557	10,557	10,739
08/31/1994	10,091	10,442	10,442	10,636
09/30/1994	10,104	10,448	10,448	10,645
10/31/1994	10,139	10,477	10,477	10,687
11/30/1994	10,285	10,622	10,622	10,838
12/31/1994	10,214	10,541	10,541	10,813
01/31/1995	10,280	10,601	10,601	10,931
02/28/1995	10,343	10,660	10,660	11,072
03/31/1995	10,347	10,656	10,656	11,297
04/30/1995	10,596	10,905	10,905	11,477
05/31/1995	11,008	11,322	11,322	11,854
06/30/1995	10,938	11,243	11,243	11,814
07/31/1995	11,142	11,445	11,445	11,963
08/31/1995	11,351	11,651	11,651	12,067
09/30/1995	11,508	11,806	11,806	12,258
10/31/1995	11,697	11,991	11,991	12,395
11/30/1995	12,152	12,450	12,450	12,667
12/31/1995	12,328	12,623	12,623	12,785
01/31/1996	12,627	12,919	12,919	12,939
02/29/1996	12,354	12,632	12,632	12,787
03/31/1996	12,550	12,826	12,826	12,893
04/30/1996	12,850	13,125	13,125	13,047
05/31/1996	12,895	13,163	13,163	13,136
06/30/1996	13,037	13,299	13,299	13,245
07/31/1996	13,160	13,417	13,417	13,345
08/31/1996	13,478	13,733	13,733	13,522
09/30/1996	13,851	14,107	14,107	13,810
10/31/1996	14,189	14,442	14,442	14,038
11/30/1996	14,528	14,780	14,780	14,319
12/31/1996	14,601	14,845	14,845	14,339
01/31/1997	14,826	15,067	15,070	14,518
02/28/1997	14,900	15,133	15,136	14,611
03/31/1997	14,708	14,929	14,932	14,533
04/30/1997	14,840	15,054	15,057	14,690
05/31/1997	14,912	15,117	15,120	14,767
06/30/1997	15,205	15,406	15,409	15,018
07/31/1997	15,424	15,619	15,622	15,257
08/31/1997	15,356	15,539	15,542	15,275
09/30/1997	15,683	15,859	15,862	15,545
10/31/1997	15,495	15,658	15,661	15,645
11/30/1997	15,700	15,856	15,860	15,757
12/31/1997	15,924	16,072	16,075	15,962
01/31/1998	16,149	16,289	16,292	16,174
02/28/1998	16,293	16,424	16,428	16,318
03/31/1998	16,491	16,615	16,618	16,464
04/30/1998	16,542	16,666	16,660	16,548
05/31/1998	16,680	16,793	16,786	16,774
06/30/1998	16,756	16,860	16,853	16,847
07/31/1998	17,016	17,111	17,104	17,003
08/31/1998	16,875	16,959	16,952	17,338
09/30/1998	17,256	17,332	17,325	17,749
10/31/1998	16,894	16,956	16,949	17,722
11/30/1998	17,205	17,258	17,251	17,914
12/31/1998	17,441	17,482	17,475	17,892
01/31/1999	17,793	17,825	17,818	18,114
02/28/1999	17,613	17,634	17,627	17,993
03/31/1999	17,715	17,726	17,719	18,207
04/30/1999	17,938	17,937	17,930	18,438
05/31/1999	17,651	17,639	17,632	18,363
06/30/1999	17,431	17,406	17,399	18,078
07/31/1999	17,433	17,397	17,391	18,031
08/31/1999	17,302	17,257	17,250	18,063
09/30/1999	17,388	17,333	17,326	18,132
10/31/1999	17,461	17,395	17,388	18,176
11/30/1999	17,489	17,412	17,405	18,281
12/31/1999	17,636	17,546	17,539	18,336
01/31/2000	17,539	17,450	17,432	18,338
02/29/2000	17,734	17,644	17,615	18,473
03/31/2000	17,982	17,891	17,848	18,743
04/30/2000	18,038	17,946	17,885	18,844
05/31/2000	18,141	18,048	17,975	18,995
06/30/2000	18,271	18,178	18,092	19,086
07/31/2000	18,419	18,326	18,227	19,224
08/31/2000	18,395	18,302	18,191	19,227
09/30/2000	18,631	18,536	18,413	19,393
10/31/2000	18,672	18,577	18,442	19,550
11/30/2000	18,943	18,846	18,699	19,896
12/31/2000	19,289	19,191	19,028	20,117
01/31/2001	19,569	19,469	19,292	20,355
02/28/2001	19,675	19,574	19,387	20,530
03/31/2001	19,932	19,831	19,627	20,685
04/30/2001	19,805	19,704	19,490	20,545
05/31/2001	19,844	19,743	19,517	20,652
06/30/2001	19,827	19,726	19,488	20,765
07/31/2001	20,286	20,183	19,928	20,954
08/31/2001	20,461	20,357	20,086	21,130
09/30/2001	20,598	20,493	20,208	21,217
10/31/2001	21,103	20,995	20,691	21,605
11/30/2001	21,025	20,918	20,602	21,512
12/31/2001	20,924	20,817	20,489	21,334
01/31/2002	21,007	20,900	20,558	21,357
02/28/2002	21,047	20,940	20,585	21,377
03/31/2002	20,972	20,865	20,497	21,268
04/30/2002	21,188	21,080	20,696	21,440
05/31/2002	21,190	21,082	20,683	21,467
06/30/2002	21,429	21,320	20,904	21,745
07/31/2002	21,498	21,388	20,965	21,956
08/31/2002	21,650	21,540	21,099	22,219
09/30/2002	21,841	21,730	21,272	22,472
10/31/2002	21,828	21,717	21,247	22,463
11/30/2002	22,044	21,932	21,444	22,504
12/31/2002	22,434	22,320	21,809	22,828
01/31/2003	22,696	22,581	22,049	23,007
02/28/2003	22,948	22,832	22,280	23,165
03/31/2003	22,880	22,763	22,202	23,137
04/30/2003	22,966	22,850	22,273	23,188
05/31/2003	23,244	23,126	22,529	23,556
06/30/2003	23,184	23,066	22,457	23,434
07/31/2003	22,973	22,856	22,237	23,174
08/31/2003	22,874	22,758	22,128	23,007
09/30/2003	23,092	22,974	22,325	23,260
10/31/2003	22,907	22,790	22,131	23,043
11/30/2003	22,886	22,770	22,100	23,064
12/31/2003	23,126	23,009	22,317	23,280
01/31/2004	23,212	23,094	22,384	23,384
02/29/2004	23,486	23,366	22,634	23,607
03/31/2004	23,566	23,446	22,695	23,671
04/30/2004	23,519	23,399	22,634	23,485
05/31/2004	23,472	23,352	22,575	23,446
06/30/2004	23,469	23,350	22,559	23,416
07/31/2004	23,542	23,422	22,616	23,510
08/31/2004	23,768	23,647	22,819	23,843
09/30/2004	23,854	23,732	22,888	23,979
10/31/2004	24,032	23,910	23,046	24,131
11/30/2004	24,395	24,271	23,378	24,341
12/31/2004	24,554	24,429	23,516	24,492
01/31/2005	24,731	24,605	23,673	24,731
02/28/2005	24,647	24,521	23,578	24,612
03/31/2005	24,878	24,752	23,786	24,800

Country Allocation*

Germany	24.6%
United States	17.2%
Short-Term Instruments	16.8%
France	10.4%
Japan	9.7%
United Kingdom	9.2%
Spain	4.8%
Other	7.3%

*	% of total investments as of March 31, 2005

10  PIMCO Funds Annual Report  |  03.31.05

AN INTERNATIONAL BOND FUND

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the 12-month period ended March 31, 2005, the Fund’s Class A Shares returned 4.47%, outperforming its benchmark, the JPMorgan Government Bond Indicies Global Index Hedged in USD, which returned 3.68% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive as yields fell in response to continued growth concerns and a surging Euro.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance as Euroland long maturity yields rose less than U.K. long yields.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	A tactical allocation to real return bonds added value; TIPS outperformed nominals by a wide margin as real yields fell.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class A	4.47%	7.17%	—	7.62%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class A (adjusted)	0.55%	6.36%	—	7.19%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class B	3.69%	6.38%	—	7.18%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class B (adjusted)	0.20%	6.30%	—	7.18%
PIMCO Global Bond Fund (U.S. Dollar Hedged) Class C (adjusted)	2.69%	6.37%	—	6.81%
JPMorgan Government Bond Indices Global Index Hedged in USD	3.68%	6.03%	—	—
Lipper Global Income Fund Average	5.06%	7.48%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,033.70	$1,029.80	$1,029.80	$1,020.19	$1,016.45	$1,016.45
Expenses Paid During Period	$4.82	$8.60	$8.60	$4.78	$8.55	$8.55

For each class of the Fund, expenses are equal to the expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Global Bond (US Hedged) A	PIMCO Global Bond (US Hedged) B	PIMCO Global Bond (US Hedged) C	JPMorgan GBI Global Index Hedged in USD
10/31/1995	9,550	10,000	10,000	10,000
11/30/1995	9,869	10,334	10,334	10,193
12/31/1995	10,030	10,502	10,502	10,305
01/31/1996	10,220	10,702	10,702	10,408
02/29/1996	10,026	10,499	10,499	10,260
03/31/1996	10,045	10,512	10,512	10,282
04/30/1996	10,170	10,625	10,625	10,339
05/31/1996	10,162	10,606	10,596	10,380
06/30/1996	10,256	10,677	10,677	10,477
07/31/1996	10,299	10,718	10,718	10,535
08/31/1996	10,552	10,964	10,964	10,621
09/30/1996	10,799	11,214	11,214	10,824
10/31/1996	11,031	11,458	11,448	11,018
11/30/1996	11,303	11,724	11,724	11,224
12/31/1996	11,274	11,697	11,686	11,197
01/31/1997	11,370	11,778	11,778	11,292
02/28/1997	11,448	11,852	11,852	11,342
03/31/1997	11,290	11,681	11,681	11,259
04/30/1997	11,424	11,812	11,812	11,396
05/31/1997	11,514	11,896	11,896	11,473
06/30/1997	11,710	12,092	12,092	11,641
07/31/1997	11,954	12,335	12,335	11,889
08/31/1997	11,910	12,282	12,282	11,849
09/30/1997	12,131	12,502	12,503	12,049
10/31/1997	11,989	12,347	12,348	12,182
11/30/1997	12,074	12,427	12,428	12,259
12/31/1997	12,208	12,558	12,559	12,410
01/31/1998	12,318	12,665	12,664	12,585
02/28/1998	12,389	12,729	12,729	12,636
03/31/1998	12,556	12,893	12,893	12,720
04/30/1998	12,610	12,941	12,941	12,782
05/31/1998	12,677	13,002	13,002	12,941
06/30/1998	12,734	13,053	13,049	13,033
07/31/1998	12,888	13,201	13,197	13,116
08/31/1998	12,750	13,052	13,048	13,416
09/30/1998	13,034	13,337	13,333	13,690
10/31/1998	12,818	13,106	13,102	13,729
11/30/1998	12,986	13,269	13,264	13,828
12/31/1998	13,097	13,373	13,369	13,831
01/31/1999	13,388	13,662	13,658	13,969
02/28/1999	13,182	13,445	13,441	13,781
03/31/1999	13,264	13,520	13,516	13,910
04/30/1999	13,390	13,641	13,636	14,040
05/31/1999	13,184	13,422	13,418	13,953
06/30/1999	13,021	13,249	13,245	13,796
07/31/1999	13,008	13,227	13,223	13,769
08/31/1999	12,948	13,158	13,154	13,782
09/30/1999	13,012	13,215	13,210	13,852
10/31/1999	13,046	13,241	13,237	13,878
11/30/1999	13,025	13,212	13,208	13,924
12/31/1999	13,080	13,259	13,255	13,924
01/31/2000	13,021	13,192	13,188	13,932
02/29/2000	13,173	13,338	13,334	14,073
03/31/2000	13,354	13,513	13,509	14,306
04/30/2000	13,372	13,524	13,519	14,338
05/31/2000	13,418	13,560	13,556	14,423
06/30/2000	13,563	13,697	13,693	14,549
07/31/2000	13,672	13,800	13,796	14,660
08/31/2000	13,707	13,826	13,822	14,728
09/30/2000	13,862	13,974	13,970	14,814
10/31/2000	13,900	14,004	13,999	14,939
11/30/2000	14,063	14,159	14,154	15,221
12/31/2000	14,229	14,316	14,312	15,428
01/31/2001	14,529	14,610	14,605	15,590
02/28/2001	14,657	14,729	14,725	15,742
03/31/2001	14,881	14,946	14,941	15,839
04/30/2001	14,788	14,843	14,838	15,699
05/31/2001	14,842	14,887	14,883	15,769
06/30/2001	14,789	14,825	14,820	15,857
07/31/2001	15,216	15,244	15,239	16,077
08/31/2001	15,361	15,378	15,374	16,238
09/30/2001	15,461	15,469	15,464	16,353
10/31/2001	15,890	15,890	15,885	16,699
11/30/2001	15,771	15,760	15,755	16,527
12/31/2001	15,707	15,684	15,681	16,377
01/31/2002	15,779	15,747	15,743	16,423
02/28/2002	15,855	15,814	15,809	16,480
03/31/2002	15,688	15,639	15,634	16,299
04/30/2002	15,920	15,859	15,854	16,512
05/31/2002	15,965	15,894	15,888	16,554
06/30/2002	16,109	16,028	16,021	16,774
07/31/2002	16,250	16,159	16,153	17,000
08/31/2002	16,421	16,319	16,312	17,255
09/30/2002	16,672	16,559	16,552	17,527
10/31/2002	16,664	16,541	16,534	17,465
11/30/2002	16,747	16,624	16,607	17,443
12/31/2002	17,095	16,969	16,941	17,752
01/31/2003	17,273	17,146	17,105	17,839
02/28/2003	17,522	17,393	17,341	18,017
03/31/2003	17,454	17,325	17,263	17,977
04/30/2003	17,529	17,399	17,327	18,031
05/31/2003	17,811	17,680	17,595	18,384
06/30/2003	17,741	17,611	17,518	18,281
07/31/2003	17,390	17,262	17,161	17,917
08/31/2003	17,376	17,248	17,137	17,849
09/30/2003	17,660	17,529	17,406	18,134
10/31/2003	17,485	17,356	17,223	17,937
11/30/2003	17,516	17,387	17,243	17,955
12/31/2003	17,698	17,568	17,411	18,123
01/31/2004	17,774	17,643	17,473	18,223
02/29/2004	17,970	17,837	17,655	18,410
03/31/2004	18,076	17,943	17,749	18,491
04/30/2004	17,928	17,796	17,591	18,235
05/31/2004	17,904	17,772	17,557	18,195
06/30/2004	17,915	17,783	17,557	18,197
07/31/2004	17,989	17,856	17,619	18,295
08/31/2004	18,221	18,086	17,836	18,586
09/30/2004	18,268	18,133	17,871	18,680
10/31/2004	18,409	18,273	17,998	18,807
11/30/2004	18,569	18,432	18,144	18,870
12/31/2004	18,704	18,567	18,264	19,007
01/31/2005	18,828	18,689	18,373	19,184
02/28/2005	18,758	18,620	18,294	19,075
03/31/2005	18,886	18,747	18,406	19,171

Country Allocation*

United States	25.8%
Germany	22.0%
Short-Term Instruments	13.4%
United Kingdom	9.7%
France	9.4%
Japan	5.6%
Italy	4.5%
Other	9.6%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  11

A MORTGAGE-BACKED BOND FUND

PIMCO GNMA Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class A Shares underperformed the Lehman Brothers GNMA Index for the 12-month period ended March 31, 2005, returning 2.31% versus the 2.78% return of the Index.

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	The Fund’s duration positioning over the 12-month period was neutral for performance.

•	An underweight to 15-year mortgage-backed securities was neutral for returns, as these securities performed in line with their 30-year counterparts.

•	An underweight to 30-year GNMA mortgages for the first three months of the period was negative to returns as these securities outperformed FNMA and FMLMC securities during that period.

•	An overweight to 30-year GNMA mortgages for the last nine months of the period was slightly negative for returns, as these securities underperformed FNMA and FHLMC securities during that period.

•	A small allocation to high quality asset-backed securities added to performance, as these issues posted strong risk-adjusted returns during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class A	2.31%	6.89%	—	6.54%
PIMCO GNMA Fund Class A (adjusted)	–1.51%	6.07%	—	6.01%
PIMCO GNMA Fund Class B	1.55%	6.06%	—	6.00%
PIMCO GNMA Fund Class B (adjusted)	–1.93%	5.98%	—	6.00%
PIMCO GNMA Fund Class C (adjusted)	0.55%	6.07%	—	5.73%
Lehman Brothers GNMA Index	2.78%	6.60%	—	—
Lipper GNMA Fund Average	1.57%	5.82%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.80	$1,006.10	$1,006.10	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period	$4.51	$8.25	$8.25	$4.53	$8.30	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO GNMA A	PIMCO GNMA B	PIMCO GNMA C	Lehman Brothers GNMA Index
07/31/1997	9,700	10,000	10,000	10,000
08/31/1997	9,732	10,027	10,027	9,979
09/30/1997	9,910	10,204	10,204	10,111
10/31/1997	10,000	10,290	10,290	10,217
11/30/1997	10,021	10,306	10,306	10,248
12/31/1997	10,107	10,387	10,387	10,340
01/31/1998	10,185	10,461	10,461	10,440
02/28/1998	10,231	10,503	10,503	10,464
03/31/1998	10,241	10,507	10,507	10,508
04/30/1998	10,274	10,534	10,534	10,569
05/31/1998	10,348	10,604	10,604	10,641
06/30/1998	10,423	10,674	10,674	10,686
07/31/1998	10,451	10,696	10,696	10,746
08/31/1998	10,580	10,821	10,821	10,831
09/30/1998	10,705	10,942	10,942	10,959
10/31/1998	10,655	10,883	10,883	10,949
11/30/1998	10,611	10,832	10,832	11,011
12/31/1998	10,680	10,896	10,896	11,057
01/31/1999	10,757	10,968	10,968	11,135
02/28/1999	10,658	10,861	10,861	11,100
03/31/1999	10,783	10,981	10,981	11,167
04/30/1999	10,832	11,024	11,024	11,221
05/31/1999	10,905	11,091	11,091	11,164
06/30/1999	10,884	11,063	11,063	11,120
07/31/1999	10,892	11,065	11,065	11,047
08/31/1999	10,888	11,052	11,052	11,043
09/30/1999	11,005	11,165	11,165	11,221
10/31/1999	11,036	11,190	11,190	11,287
11/30/1999	11,026	11,172	11,172	11,292
12/31/1999	10,942	11,080	11,080	11,270
01/31/2000	11,040	11,172	11,172	11,168
02/29/2000	11,122	11,249	11,249	11,311
03/31/2000	11,295	11,416	11,416	11,489
04/30/2000	11,270	11,384	11,384	11,479
05/31/2000	11,283	11,389	11,389	11,521
06/30/2000	11,411	11,511	11,511	11,733
07/31/2000	11,485	11,579	11,579	11,795
08/31/2000	11,588	11,675	11,675	11,974
09/30/2000	11,668	11,749	11,749	12,085
10/31/2000	11,772	11,846	11,846	12,174
11/30/2000	12,036	12,103	12,103	12,346
12/31/2000	12,166	12,223	12,223	12,521
01/31/2001	12,361	12,408	12,408	12,725
02/28/2001	12,586	12,624	12,624	12,783
03/31/2001	12,720	12,749	12,749	12,859
04/30/2001	12,719	12,736	12,736	12,881
05/31/2001	12,853	12,859	12,859	12,988
06/30/2001	12,971	12,961	12,968	13,026
07/31/2001	13,270	13,266	13,272	13,249
08/31/2001	13,373	13,349	13,356	13,345
09/30/2001	13,560	13,527	13,533	13,527
10/31/2001	13,718	13,676	13,682	13,707
11/30/2001	13,629	13,577	13,584	13,593
12/31/2001	13,594	13,534	13,540	13,552
01/31/2002	13,739	13,670	13,677	13,687
02/28/2002	13,874	13,796	13,803	13,827
03/31/2002	13,728	13,642	13,648	13,696
04/30/2002	13,975	13,879	13,886	13,937
05/31/2002	14,058	13,951	13,958	14,029
06/30/2002	14,177	14,061	14,068	14,141
07/31/2002	14,352	14,224	14,232	14,306
08/31/2002	14,488	14,350	14,357	14,407
09/30/2002	14,569	14,421	14,429	14,525
10/31/2002	14,591	14,433	14,442	14,572
11/30/2002	14,616	14,449	14,457	14,585
12/31/2002	14,756	14,579	14,588	14,730
01/31/2003	14,778	14,592	14,601	14,768
02/28/2003	14,851	14,655	14,663	14,843
03/31/2003	14,849	14,646	14,655	14,853
04/30/2003	14,916	14,703	14,712	14,889
05/31/2003	14,941	14,718	14,727	14,889
06/30/2003	14,994	14,760	14,769	14,935
07/31/2003	14,703	14,464	14,472	14,688
08/31/2003	14,835	14,585	14,594	14,784
09/30/2003	15,052	14,789	14,798	14,997
10/31/2003	15,011	14,739	14,748	14,958
11/30/2003	15,092	14,810	14,819	15,009
12/31/2003	15,189	14,896	14,903	15,150
01/31/2004	15,280	14,976	14,984	15,226
02/29/2004	15,381	15,066	15,074	15,327
03/31/2004	15,408	15,084	15,092	15,390
04/30/2004	15,214	14,884	14,892	15,148
05/31/2004	15,179	14,839	14,848	15,116
06/30/2004	15,299	14,947	14,956	15,251
07/31/2004	15,411	15,046	15,055	15,374
08/31/2004	15,580	15,211	15,211	15,588
09/30/2004	15,610	15,240	15,231	15,621
10/31/2004	15,707	15,335	15,315	15,744
11/30/2004	15,669	15,298	15,269	15,707
12/31/2004	15,752	15,379	15,339	15,810
01/31/2005	15,821	15,447	15,398	15,900
02/28/2005	15,782	15,408	15,351	15,849
03/31/2005	15,763	15,390	15,324	15,819

Sector Breakdown*

U.S. Government Agencies	68.7%
Short-Term Instruments	30.4%
Other	0.9%

*	% of total investments as of March 31, 2005

12  PIMCO Funds Annual Report  |  03.31.05

A CORPORATE BOND FUND

PIMCO High Yield Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class A Shares returned 6.87% for the 12-month period ended March 31, 2005, outperforming the 5.96% return of the Merrill Lynch US High Yield BB-B Rated Index for the same period.

•	The Fund’s underweight to consumer cyclicals, the worst-performing sector over the 12-month period, was a significant contributor to relative performance.

•	As energy outperformed most other industry categories, the Fund’s overweight to this sector added to returns. An emphasis on pipelines within the sector also contributed to returns.

•	With increasing fuel costs negatively impacting the air transportation sector, the Fund’s underweight to the sector along with an emphasis on higher-quality, secured issues contributed to outperformance.

•	The Fund’s underweight to chemicals, the top-performing sector over the period, hindered performance.

•	As metals and mining bonds outperformed during the period, the Fund’s underweight to this sector also hurt performance.

•	The Fund’s focus on the upper quality tiers of high yields and exposure to BBB-rated issues hurt performance, as lower-rated bonds outperformed.

•	Modest exposure to emerging market sovereign debt boosted relative performance, as these bonds outperformed BB-B-rated high yield bonds.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/15/92)
PIMCO High Yield Fund Class A	6.87%	6.83%	7.80%	8.41%
PIMCO High Yield Fund Class A (adjusted)	2.87%	6.02%	7.31%	8.00%
PIMCO High Yield Fund Class B	6.08%	6.04%	7.41%	8.09%
PIMCO High Yield Fund Class B (adjusted)	2.58%	5.96%	7.41%	8.09%
PIMCO High Yield Fund Class C (adjusted)	5.08%	6.04%	7.01%	7.62%
Merrill Lynch US High Yield BB-B Rated Index	5.96%	6.36%	7.25%	—
Lipper High Current Yield Fund Average	6.30%	5.09%	6.16%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,029.10	$1,025.20	$1,025.20	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period	$4.55	$8.33	$8.33	$4.53	$8.30	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO High Yield A	PIMCO High Yield B	PIMCO High Yield C	Merrill Lynch US High Yield BB-B Rated Index
12/31/1992	9,550	10,000	10,000	10,000
01/31/1993	9,764	10,218	10,218	10,241
02/28/1993	9,941	10,398	10,398	10,432
03/31/1993	10,138	10,597	10,597	10,611
04/30/1993	10,243	10,700	10,700	10,687
05/31/1993	10,315	10,769	10,769	10,824
06/30/1993	10,592	11,052	11,052	11,026
07/31/1993	10,664	11,120	11,120	11,132
08/31/1993	10,780	11,235	11,235	11,234
09/30/1993	10,831	11,281	11,281	11,289
10/31/1993	11,118	11,573	11,573	11,501
11/30/1993	11,200	11,652	11,652	11,554
12/31/1993	11,293	11,742	11,742	11,664
01/31/1994	11,530	11,981	11,981	11,910
02/28/1994	11,525	11,969	11,969	11,820
03/31/1994	11,177	11,601	11,601	11,438
04/30/1994	11,076	11,489	11,489	11,302
05/31/1994	11,154	11,562	11,562	11,258
06/30/1994	11,166	11,567	11,567	11,299
07/31/1994	11,267	11,666	11,666	11,383
08/31/1994	11,359	11,753	11,753	11,459
09/30/1994	11,434	11,824	11,824	11,452
10/31/1994	11,436	11,819	11,819	11,481
11/30/1994	11,387	11,761	11,761	11,389
12/31/1994	11,520	11,892	11,892	11,523
01/31/1995	11,629	11,997	11,997	11,699
02/28/1995	11,945	12,315	12,315	12,062
03/31/1995	12,115	12,484	12,484	12,224
04/30/1995	12,376	12,746	12,746	12,506
05/31/1995	12,731	13,104	13,104	12,904
06/30/1995	12,832	13,200	13,200	13,009
07/31/1995	13,000	13,365	13,365	13,138
08/31/1995	13,096	13,456	13,456	13,240
09/30/1995	13,275	13,634	13,634	13,394
10/31/1995	13,465	13,822	13,822	13,510
11/30/1995	13,625	13,978	13,978	13,646
12/31/1995	13,852	14,202	14,202	13,866
01/31/1996	14,072	14,419	14,419	14,070
02/29/1996	14,083	14,422	14,422	14,070
03/31/1996	13,968	14,295	14,295	14,025
04/30/1996	14,025	14,345	14,345	14,021
05/31/1996	14,068	14,381	14,381	14,112
06/30/1996	14,122	14,427	14,427	14,204
07/31/1996	14,243	14,542	14,542	14,295
08/31/1996	14,471	14,766	14,766	14,437
09/30/1996	14,804	15,097	15,097	14,760
10/31/1996	14,948	15,236	15,236	14,942
11/30/1996	15,267	15,554	15,554	15,242
12/31/1996	15,416	15,696	15,696	15,355
01/31/1997	15,570	15,837	15,842	15,478
02/28/1997	15,805	16,067	16,071	15,689
03/31/1997	15,593	15,842	15,846	15,466
04/30/1997	15,755	15,997	16,002	15,623
05/31/1997	16,110	16,346	16,351	15,950
06/30/1997	16,343	16,573	16,578	16,198
07/31/1997	16,760	16,984	16,989	16,652
08/31/1997	16,750	16,962	16,967	16,613
09/30/1997	17,026	17,232	17,237	16,891
10/31/1997	17,038	17,232	17,237	16,976
11/30/1997	17,197	17,381	17,387	17,130
12/31/1997	17,386	17,562	17,567	17,310
01/31/1998	17,680	17,847	17,852	17,565
02/28/1998	17,770	17,927	17,932	17,647
03/31/1998	17,903	18,051	18,056	17,798
04/30/1998	17,943	18,080	18,085	17,871
05/31/1998	18,029	18,156	18,161	17,994
06/30/1998	18,157	18,272	18,279	18,096
07/31/1998	18,344	18,447	18,454	18,209
08/31/1998	17,603	17,691	17,698	17,404
09/30/1998	17,821	17,898	17,905	17,523
10/31/1998	17,639	17,705	17,712	17,186
11/30/1998	18,378	18,436	18,443	17,989
12/31/1998	18,452	18,497	18,504	17,981
01/31/1999	18,690	18,724	18,731	18,180
02/28/1999	18,531	18,554	18,561	18,060
03/31/1999	18,679	18,689	18,697	18,263
04/30/1999	18,985	18,984	18,992	18,531
05/31/1999	18,617	18,605	18,612	18,342
06/30/1999	18,608	18,584	18,592	18,307
07/31/1999	18,652	18,618	18,625	18,334
08/31/1999	18,574	18,528	18,536	18,182
09/30/1999	18,580	18,523	18,530	18,155
10/31/1999	18,552	18,484	18,491	18,087
11/30/1999	18,802	18,722	18,730	18,304
12/31/1999	18,894	18,803	18,810	18,445
01/31/2000	18,804	18,713	18,709	18,356
02/29/2000	18,843	18,752	18,739	18,364
03/31/2000	18,463	18,373	18,347	18,081
04/30/2000	18,498	18,408	18,371	18,098
05/31/2000	18,400	18,310	18,262	17,907
06/30/2000	18,746	18,655	18,595	18,299
07/31/2000	18,888	18,796	18,725	18,390
08/31/2000	19,154	19,061	18,978	18,602
09/30/2000	19,091	18,999	18,902	18,437
10/31/2000	18,696	18,605	18,499	17,896
11/30/2000	18,337	18,248	18,133	17,265
12/31/2000	18,733	18,642	18,514	17,731
01/31/2001	19,499	19,405	19,260	18,839
02/28/2001	19,700	19,605	19,447	19,071
03/31/2001	19,464	19,369	19,200	18,725
04/30/2001	19,314	19,220	19,040	18,536
05/31/2001	19,528	19,433	19,240	18,818
06/30/2001	19,218	19,125	18,921	18,382
07/31/2001	19,512	19,417	19,197	18,655
08/31/2001	19,674	19,578	19,343	18,818
09/30/2001	18,879	18,787	18,552	17,681
10/31/2001	19,292	19,199	18,945	18,256
11/30/2001	19,630	19,535	19,265	18,855
12/31/2001	19,593	19,498	19,217	18,688
01/31/2002	19,628	19,533	19,240	18,780
02/28/2002	19,432	19,337	19,036	18,606
03/31/2002	19,595	19,500	19,185	19,008
04/30/2002	19,765	19,669	19,340	19,257
05/31/2002	19,599	19,504	19,164	19,221
06/30/2002	18,613	18,523	18,189	17,824
07/31/2002	17,539	17,454	17,128	17,131
08/31/2002	18,250	18,161	17,810	17,671
09/30/2002	17,797	17,711	17,358	17,403
10/31/2002	17,931	17,844	17,477	17,244
11/30/2002	19,032	18,939	18,538	18,247
12/31/2002	19,353	19,259	18,839	18,446
01/31/2003	19,833	19,737	19,293	18,859
02/28/2003	20,125	20,027	19,565	19,077
03/31/2003	20,614	20,514	20,028	19,510
04/30/2003	21,647	21,542	21,020	20,450
05/31/2003	21,859	21,753	21,211	20,587
06/30/2003	22,283	22,175	21,610	21,117
07/31/2003	21,775	21,669	21,104	20,766
08/31/2003	22,119	22,011	21,423	21,004
09/30/2003	22,605	22,496	21,881	21,526
10/31/2003	23,008	22,896	22,255	21,919
11/30/2003	23,222	23,109	22,451	22,199
12/31/2003	23,846	23,731	23,042	22,679
01/31/2004	24,044	23,928	23,217	22,971
02/29/2004	23,924	23,808	23,087	23,021
03/31/2004	24,041	23,925	23,186	23,225
04/30/2004	23,808	23,693	22,947	23,029
05/31/2004	23,470	23,356	22,608	22,660
06/30/2004	23,747	23,632	22,861	22,947
07/31/2004	24,115	23,998	23,199	23,309
08/31/2004	24,607	24,488	23,659	23,742
09/30/2004	24,969	24,848	23,992	24,062
10/31/2004	25,463	25,340	24,453	24,486
11/30/2004	25,621	25,497	24,590	24,636
12/31/2004	25,998	25,872	24,934	24,931
01/31/2005	25,998	25,872	24,919	24,948
02/28/2005	26,364	26,236	25,255	25,289
03/31/2005	25,692	25,567	24,596	24,609

Sector Breakdown*

Corporate Bonds & Notes	77.7%
Sovereign Issues	8.3%
Other	14.0%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  13

A CORPORATE BOND FUND

PIMCO Investment Grade Corporate Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•	The Fund’s Class A Shares returned 0.99% for the 12-month period ended March 31, 2005, outperforming the 0.84% return of the Lehman Brothers Credit Investment Grade Index for the same period.

•	Below-Index duration boosted portfolio returns, as interest rates generally increased.

•	An above-Index quality profile detracted from performance, as lower quality credits outpaced all other investment grade quality tiers. However, a small tactical position to below-investment grade companies added to returns.

•	Modest exposure to Treasuries detracted slightly from performance, as the Treasury sector underperformed the overall investment grade corporate market.

•	Overweighting the electric utilities sector boosted returns. The sector’s recovery from the 2002-2003 credit crisis benefited utility spreads.

•	Late in the period, the Fund added to its exposure to auto securities, specifically shorter maturities. This position detracted from performance, as a major U.S. auto manufacturer forecasted its biggest quarterly loss in more than ten years, pressuring credit yield premiums to widen.

•	A small tactical allocation to emerging market bonds added value, as fundamentals such as trade surpluses and currency reserves continued to improve.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	0.99%	—	—	9.09%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	–2.80%	—	—	8.25%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	–0.75%	—	—	8.28%
Lehman Brothers Credit Investment Grade Index	0.84%	—	—	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A Shares and 1% CDSC on C Shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,003.60	$999.70	$1,020.44	$1,016.70
Expenses Paid During Period	$4.50	$8.23	$4.53	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Investment Grade Corp Bond A	PIMCO Investment Grade Corp Bond C	Lehman Brothers Credit Investment Grade Index
04/30/2000	10,000	10,000	10,000
05/31/2000	10,026	10,019	9,963
06/30/2000	10,250	10,236	10,213
07/31/2000	10,357	10,338	10,337
08/31/2000	10,515	10,488	10,471
09/30/2000	10,578	10,544	10,527
10/31/2000	10,614	10,574	10,537
11/30/2000	10,825	10,778	10,674
12/31/2000	11,099	11,044	10,881
01/31/2001	11,251	11,188	11,179
02/28/2001	11,434	11,364	11,277
03/31/2001	11,458	11,381	11,346
04/30/2001	11,328	11,245	11,306
05/31/2001	11,425	11,335	11,410
06/30/2001	11,435	11,338	11,467
07/31/2001	11,848	11,741	11,766
08/31/2001	12,054	11,937	11,924
09/30/2001	11,900	11,777	11,906
10/31/2001	12,142	12,008	12,201
11/30/2001	12,087	11,946	12,095
12/31/2001	12,058	11,909	12,012
01/31/2002	12,106	11,950	12,114
02/28/2002	12,213	12,048	12,206
03/31/2002	12,137	11,966	11,980
04/30/2002	12,353	12,172	12,146
05/31/2002	12,396	12,207	12,307
06/30/2002	12,432	12,235	12,327
07/31/2002	12,313	12,110	12,321
08/31/2002	12,788	12,571	12,640
09/30/2002	12,745	12,520	12,880
10/31/2002	12,835	12,600	12,731
11/30/2002	13,017	12,772	12,896
12/31/2002	13,386	13,124	13,276
01/31/2003	13,477	13,206	13,319
02/28/2003	13,727	13,445	13,585
03/31/2003	13,765	13,472	13,595
04/30/2003	14,122	13,812	13,847
05/31/2003	14,594	14,265	14,283
06/30/2003	14,558	14,221	14,248
07/31/2003	13,843	13,514	13,641
08/31/2003	13,991	13,651	13,748
09/30/2003	14,496	14,134	14,228
10/31/2003	14,406	14,037	14,076
11/30/2003	14,493	14,112	14,141
12/31/2003	14,716	14,321	14,298
01/31/2004	14,861	14,455	14,443
02/29/2004	15,040	14,619	14,624
03/31/2004	15,198	14,764	14,766
04/30/2004	14,725	14,295	14,301
05/31/2004	14,582	14,147	14,200
06/30/2004	14,654	14,208	14,260
07/31/2004	14,829	14,370	14,436
08/31/2004	15,203	14,719	14,777
09/30/2004	15,291	14,797	14,860
10/31/2004	15,469	14,959	15,004
11/30/2004	15,342	14,827	14,853
12/31/2004	15,534	15,002	15,047
01/31/2005	15,636	15,092	15,166
02/28/2005	15,549	14,998	15,077
03/31/2005	15,347	14,794	14,889

Sector Breakdown*

Corporate Bonds & Notes	88.6%
Sovereign Issues	4.3%
Short-Term Instruments	3.2%
Other	3.9%

*	% of total investments as of March 31, 2005

14  PIMCO Funds Annual Report  |  03.31.05

A GOVERNMENT BOND FUND

PIMCO Long-Term U.S. Government Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Class A Shares underperformed the benchmark Lehman Brothers Long-Term Treasury Index, returning 0.77% for the 12-month period ended March 31, 2005 compared to the 2.80% return for the Index during the same period.

•	The Fund’s emphasis on the intermediate portion of the curve was a negative for performance over the 12-month period and the primary reason for the Fund’s underperformance, as these rates rose the most. This “conundrum,” where long yields stayed low despite Fed rate hikes, hurt performance the most over the last six months of the period as the yield curve flattened substantially.

•	An emphasis on high quality, long maturity agency debt was a modest boost to relative performance, as this sector outperformed Treasuries of similar duration.

•	Exposure to longer duration structured mortgages was a small positive for relative performance; these securities outperformed comparable Treasuries on continued strong demand and high yields.

•	A modest allocation to TIPS was a slight positive for performance, as nominal yields rose higher than real yields.

•	A minimal allocation to long duration corporates boosted relative returns as these issues outperformed Treasuries of similar duration; spreads tightened throughout 2004 amid improving credit fundamentals and corporate upgrade announcements. Spreads widened slightly over the first quarter of 2005.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	0.77%	9.10%	9.09%	9.93%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	–3.01%	8.27%	8.59%	9.56%
PIMCO Long-Term U.S. Government Fund Class B	0.02%	8.29%	8.68%	9.64%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	–3.30%	8.22%	8.68%	9.64%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	–0.93%	8.29%	8.28%	9.13%
Lehman Brothers Long-Term Treasury Index	2.80%	8.49%	8.96%	—
Lipper General U.S. Government Fund Average	0.46%	5.83%	5.92%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,008.00	$1,004.20	$1,004.20	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period	$4.51	$8.24	$8.24	$4.53	$8.30	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Long Term U. S. Gov’t A	PIMCO Long Term U. S. Gov’t B	PIMCO Long Term U. S. Gov’t C	Lehman Brothers Long- Term Treasury Index
06/30/1991	9,550	10,000	10,000	10,000
07/31/1991	9,678	10,128	10,128	10,149
08/31/1991	10,051	10,511	10,511	10,499
09/30/1991	10,385	10,855	10,855	10,830
10/31/1991	10,435	10,900	10,900	10,854
11/30/1991	10,572	11,037	11,037	10,914
12/31/1991	11,265	11,755	11,755	11,565
01/31/1992	10,944	11,413	11,413	11,202
02/29/1992	10,997	11,462	11,462	11,268
03/31/1992	10,958	11,416	11,416	11,144
04/30/1992	10,901	11,350	11,350	11,133
05/31/1992	11,287	11,745	11,745	11,442
06/30/1992	11,447	11,906	11,906	11,608
07/31/1992	11,986	12,458	12,458	12,091
08/31/1992	12,223	12,697	12,697	12,175
09/30/1992	12,436	12,911	12,911	12,367
10/31/1992	12,123	12,579	12,579	12,107
11/30/1992	12,247	12,701	12,701	12,153
12/31/1992	12,567	13,025	13,025	12,486
01/31/1993	12,898	13,361	13,361	12,842
02/28/1993	13,413	13,886	13,886	13,271
03/31/1993	13,482	13,948	13,948	13,304
04/30/1993	13,583	14,046	14,046	13,407
05/31/1993	13,632	14,088	14,088	13,451
06/30/1993	14,304	14,776	14,776	14,020
07/31/1993	14,508	14,978	14,978	14,246
08/31/1993	15,058	15,538	15,538	14,818
09/30/1993	15,103	15,577	15,577	14,870
10/31/1993	15,177	15,644	15,644	14,977
11/30/1993	14,761	15,208	15,208	14,594
12/31/1993	14,856	15,296	15,296	14,640
01/31/1994	15,191	15,632	15,632	14,992
02/28/1994	14,593	15,009	15,009	14,377
03/31/1994	13,995	14,383	14,383	13,746
04/30/1994	13,751	14,124	14,124	13,584
05/31/1994	13,703	14,066	14,066	13,494
06/30/1994	13,619	13,972	13,972	13,366
07/31/1994	13,953	14,304	14,304	13,819
08/31/1994	13,980	14,321	14,321	13,717
09/30/1994	13,539	13,860	13,860	13,285
10/31/1994	13,446	13,755	13,755	13,238
11/30/1994	13,400	13,700	13,700	13,316
12/31/1994	13,702	13,999	13,999	13,521
01/31/1995	14,055	14,350	14,350	13,869
02/28/1995	14,537	14,833	14,833	14,263
03/31/1995	14,701	14,992	14,992	14,385
04/30/1995	14,948	15,235	15,235	14,641
05/31/1995	16,089	16,387	16,387	15,764
06/30/1995	16,268	16,561	16,561	15,947
07/31/1995	15,981	16,259	16,259	15,692
08/31/1995	16,338	16,612	16,612	16,041
09/30/1995	16,686	16,956	16,956	16,336
10/31/1995	17,091	17,359	17,359	16,793
11/30/1995	17,506	17,771	17,771	17,213
12/31/1995	17,960	18,220	18,220	17,671
01/31/1996	17,983	18,233	18,233	17,671
02/29/1996	17,140	17,369	17,369	16,817
03/31/1996	16,819	17,034	17,034	16,483
04/30/1996	16,441	16,640	16,640	16,207
05/31/1996	16,457	16,645	16,645	16,123
06/30/1996	16,783	16,963	16,963	16,467
07/31/1996	16,723	16,892	16,892	16,473
08/31/1996	16,601	16,758	16,758	16,267
09/30/1996	17,057	17,208	17,208	16,716
10/31/1996	17,784	17,929	17,929	17,373
11/30/1996	18,447	18,587	18,587	17,953
12/31/1996	18,017	18,142	18,142	17,517
01/31/1997	17,924	18,026	18,043	17,393
02/28/1997	17,959	18,050	18,068	17,400
03/31/1997	17,507	17,586	17,602	16,954
04/30/1997	17,897	17,966	17,980	17,363
05/31/1997	18,103	18,161	18,176	17,557
06/30/1997	18,454	18,503	18,518	17,896
07/31/1997	19,473	19,513	19,527	18,947
08/31/1997	18,976	19,002	19,017	18,420
09/30/1997	19,466	19,481	19,497	18,927
10/31/1997	20,122	20,124	20,140	19,564
11/30/1997	20,307	20,295	20,313	19,825
12/31/1997	20,648	20,621	20,640	20,158
01/31/1998	21,026	20,984	21,003	20,567
02/28/1998	20,877	20,823	20,842	20,419
03/31/1998	20,971	20,904	20,923	20,462
04/30/1998	21,084	21,004	21,023	20,537
05/31/1998	21,487	21,393	21,412	20,930
06/30/1998	21,983	21,874	21,892	21,415
07/31/1998	21,961	21,852	21,855	21,325
08/31/1998	22,881	22,768	22,757	22,287
09/30/1998	23,801	23,683	23,643	23,103
10/31/1998	23,149	23,034	22,981	22,754
11/30/1998	23,230	23,115	23,043	22,929
12/31/1998	23,337	23,221	23,133	22,881
01/31/1999	23,507	23,391	23,290	23,087
02/28/1999	22,435	22,324	22,214	21,951
03/31/1999	22,521	22,409	22,285	21,900
04/30/1999	22,548	22,436	22,296	21,931
05/31/1999	22,135	22,025	21,875	21,587
06/30/1999	21,922	21,814	21,652	21,358
07/31/1999	21,789	21,681	21,504	21,255
08/31/1999	21,612	21,505	21,317	21,173
09/30/1999	21,828	21,720	21,518	21,329
10/31/1999	21,868	21,759	21,544	21,342
11/30/1999	21,721	21,614	21,386	21,197
12/31/1999	21,389	21,283	21,044	20,881
01/31/2000	21,479	21,372	21,122	21,180
02/29/2000	22,121	22,011	21,741	21,819
03/31/2000	22,712	22,599	22,306	22,566
04/30/2000	22,578	22,466	22,161	22,385
05/31/2000	22,449	22,338	22,021	22,304
06/30/2000	23,129	23,014	22,675	22,788
07/31/2000	23,538	23,422	23,063	23,180
08/31/2000	24,059	23,939	23,559	23,709
09/30/2000	23,772	23,655	23,265	23,422
10/31/2000	24,184	24,064	23,653	23,787
11/30/2000	24,977	24,853	24,412	24,539
12/31/2000	25,641	25,514	25,045	25,116
01/31/2001	25,782	25,654	25,165	25,158
02/28/2001	26,282	26,152	25,638	25,589
03/31/2001	26,133	26,003	25,479	25,461
04/30/2001	25,346	25,220	24,697	24,768
05/31/2001	25,480	25,354	24,810	24,800
06/30/2001	25,692	25,564	25,001	25,014
07/31/2001	26,781	26,648	26,047	25,944
08/31/2001	27,365	27,229	26,596	26,499
09/30/2001	27,617	27,480	26,828	26,698
10/31/2001	28,898	28,755	28,056	28,009
11/30/2001	27,627	27,490	26,805	26,677
12/31/2001	26,950	26,816	26,132	26,176
01/31/2002	27,562	27,425	26,710	26,514
02/28/2002	27,903	27,765	27,022	26,821
03/31/2002	26,684	26,552	25,822	25,738
04/30/2002	27,874	27,736	26,959	26,716
05/31/2002	28,016	27,877	27,080	26,798
06/30/2002	28,560	28,418	27,589	27,280
07/31/2002	29,416	29,271	28,397	28,120
08/31/2002	30,584	30,433	29,505	29,349
09/30/2002	31,756	31,598	30,617	30,572
10/31/2002	30,774	30,622	29,653	29,694
11/30/2002	30,457	30,307	29,329	29,365
12/31/2002	31,910	31,752	30,708	30,568
01/31/2003	31,687	31,530	30,475	30,465
02/28/2003	32,755	32,592	31,483	31,387
03/31/2003	32,355	32,195	31,080	30,992
04/30/2003	32,737	32,575	31,428	31,307
05/31/2003	34,390	34,220	32,994	33,067
06/30/2003	33,854	33,686	32,459	32,563
07/31/2003	30,820	30,668	29,531	29,651
08/31/2003	31,317	31,161	29,989	30,123
09/30/2003	33,174	33,009	31,749	31,692
10/31/2003	32,431	32,270	31,019	30,810
11/30/2003	32,570	32,409	31,134	30,959
12/31/2003	32,961	32,798	31,486	31,327
01/31/2004	33,472	33,306	31,952	31,865
02/29/2004	34,262	34,092	32,687	32,500
03/31/2004	34,844	34,671	33,219	32,993
04/30/2004	32,813	32,650	31,263	31,142
05/31/2004	32,426	32,265	30,875	30,989
06/30/2004	32,708	32,546	31,125	31,273
07/31/2004	33,385	33,219	31,751	31,801
08/31/2004	34,643	34,472	32,929	32,982
09/30/2004	34,834	34,661	33,090	33,260
10/31/2004	35,283	35,108	33,497	33,750
11/30/2004	34,426	34,255	32,663	32,998
12/31/2004	35,214	35,040	33,388	33,741
01/31/2005	35,901	35,723	34,019	34,592
02/28/2005	35,352	35,176	33,478	34,145
03/31/2005	35,111	34,937	33,230	33,917

Sector Breakdown*

Short-Term Instruments	45.5%
U.S. Government Agencies	18.0%
U.S. Treasury Obligations	17.9%
Mortgage-Backed Securities	7.8%
Corporate Bonds & Notes	5.5%
Other	5.3%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  15

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A Shares returned 0.43% for the 12-month period ended March 31, 2005, outperforming the -0.35% return of the Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Risk-adjusted returns were strong for the 12-month period; the Fund focused on quality, value and prudent diversification in an environment where core bond sectors presented limited buying opportunities.

•	Interest rate strategies were mixed for performance, the Fund’s concentration at the shorter end of the yield curve detracted from returns, as interest rates on short maturities rose the most, but broader yield curve exposure was positive as longer rates rose less than the benchmark rate.

•	Tactical exposure to European issues helped returns, as these securities outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

•	A mortgage emphasis helped returns as this sector outperformed Treasuries on a like-duration basis, benefiting from investors’ demand for income producing securities. Positive mortgage security selection also added to returns.

•	Corporate bonds were positive, as investors around the world were drawn to corporates for their extra yield.

•	A tactical allocation to real return bonds added value, as TIPS outperformed nominal Treasuries over the period.

•	Exposure to high quality emerging markets was positive for performance. This sector outperformed Treasuries for the year, benefiting from continued improvement in fundamentals such as trade surpluses, currency reserves and investors’ demand for higher yielding securities.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Low Duration Fund Class A	0.43%	4.87%	5.67%	6.59%
PIMCO Low Duration Fund Class A (adjusted)	–1.83%	4.40%	5.35%	6.41%
PIMCO Low Duration Fund Class B	–0.32%	4.09%	5.28%	6.37%
PIMCO Low Duration Fund Class B (adjusted)	–5.22%	3.75%	5.28%	6.37%
PIMCO Low Duration Fund Class C (adjusted)	–1.05%	4.35%	5.16%	6.07%
Merrill Lynch 1-3 Year Treasury Index	–0.35%	4.61%	5.34%	—
Lipper Short Investment Grade Debt Fund Average	0.23%	4.30%	5.05%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,000.20	$996.50	$997.70	$1,020.44	$1,016.70	$1,017.95
Expenses Paid During Period	$4.49	$8.21	$6.97	$4.53	$8.30	$7.04

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Low Duration A	PIMCO Low Duration B	PIMCO Low Duration C	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	9,700	10,000	10,000	10,000
06/30/1987	9,786	10,083	10,085	10,109
07/31/1987	9,819	10,109	10,114	10,158
08/31/1987	9,813	10,097	10,104	10,167
09/30/1987	9,785	10,063	10,072	10,127
10/31/1987	9,940	10,215	10,227	10,351
11/30/1987	10,048	10,320	10,334	10,414
12/31/1987	10,103	10,370	10,387	10,480
01/31/1988	10,266	10,531	10,550	10,648
02/29/1988	10,337	10,598	10,619	10,735
03/31/1988	10,398	10,653	10,677	10,756
04/30/1988	10,437	10,687	10,713	10,772
05/31/1988	10,457	10,700	10,728	10,756
06/30/1988	10,551	10,788	10,821	10,868
07/31/1988	10,603	10,835	10,869	10,876
08/31/1988	10,641	10,867	10,904	10,899
09/30/1988	10,735	10,956	10,996	11,026
10/31/1988	10,830	11,046	11,088	11,136
11/30/1988	10,840	11,050	11,094	11,106
12/31/1988	10,884	11,087	11,134	11,132
01/31/1989	10,970	11,168	11,217	11,219
02/28/1989	10,983	11,175	11,226	11,219
03/31/1989	11,021	11,206	11,260	11,270
04/30/1989	11,147	11,327	11,384	11,443
05/31/1989	11,372	11,548	11,608	11,614
06/30/1989	11,615	11,788	11,852	11,831
07/31/1989	11,781	11,948	12,015	12,006
08/31/1989	11,723	11,882	11,950	11,932
09/30/1989	11,778	11,929	12,000	12,003
10/31/1989	11,928	12,075	12,149	12,184
11/30/1989	12,032	12,172	12,250	12,299
12/31/1989	12,089	12,222	12,303	12,348
01/31/1990	12,077	12,202	12,284	12,358
02/28/1990	12,155	12,274	12,359	12,416
03/31/1990	12,216	12,328	12,416	12,457
04/30/1990	12,204	12,308	12,399	12,482
05/31/1990	12,405	12,502	12,597	12,673
06/30/1990	12,534	12,625	12,723	12,806
07/31/1990	12,667	12,750	12,853	12,966
08/31/1990	12,687	12,761	12,867	13,005
09/30/1990	12,752	12,819	12,927	13,111
10/31/1990	12,840	12,898	13,010	13,255
11/30/1990	12,988	13,039	13,155	13,386
12/31/1990	13,123	13,167	13,286	13,548
01/31/1991	13,238	13,275	13,398	13,672
02/28/1991	13,339	13,367	13,494	13,754
03/31/1991	13,447	13,468	13,598	13,846
04/30/1991	13,605	13,619	13,753	13,977
05/31/1991	13,706	13,711	13,849	14,062
06/30/1991	13,788	13,785	13,927	14,119
07/31/1991	13,936	13,924	14,070	14,242
08/31/1991	14,130	14,110	14,260	14,437
09/30/1991	14,309	14,280	14,436	14,593
10/31/1991	14,428	14,390	14,550	14,750
11/30/1991	14,578	14,531	14,695	14,903
12/31/1991	14,817	14,761	14,930	15,131
01/31/1992	14,824	14,759	14,932	15,107
02/29/1992	14,893	14,818	14,995	15,160
03/31/1992	14,895	14,813	14,992	15,154
04/30/1992	14,995	14,903	15,086	15,293
05/31/1992	15,142	15,040	15,228	15,432
06/30/1992	15,279	15,166	15,359	15,590
07/31/1992	15,476	15,353	15,551	15,765
08/31/1992	15,573	15,440	15,643	15,903
09/30/1992	15,723	15,579	15,786	16,055
10/31/1992	15,723	15,568	15,780	15,959
11/30/1992	15,726	15,562	15,777	15,933
12/31/1992	15,885	15,710	15,930	16,084
01/31/1993	16,029	15,842	16,067	16,251
02/28/1993	16,213	16,015	16,245	16,390
03/31/1993	16,299	16,090	16,325	16,439
04/30/1993	16,371	16,151	16,390	16,541
05/31/1993	16,384	16,154	16,397	16,495
06/30/1993	16,541	16,300	16,548	16,616
07/31/1993	16,593	16,339	16,591	16,655
08/31/1993	16,749	16,483	16,740	16,800
09/30/1993	16,807	16,530	16,792	16,855
10/31/1993	16,917	16,628	16,894	16,888
11/30/1993	16,927	16,628	16,898	16,892
12/31/1993	17,040	16,728	17,002	16,954
01/31/1994	17,127	16,801	17,081	17,063
02/28/1994	17,047	16,714	16,995	16,954
03/31/1994	16,966	16,624	16,907	16,870
04/30/1994	16,904	16,552	16,838	16,810
05/31/1994	16,878	16,517	16,806	16,834
06/30/1994	16,907	16,546	16,827	16,884
07/31/1994	17,057	16,693	16,970	17,029
08/31/1994	17,124	16,758	17,028	17,089
09/30/1994	17,091	16,726	16,989	17,050
10/31/1994	17,083	16,718	16,974	17,088
11/30/1994	17,080	16,714	16,964	17,012
12/31/1994	17,064	16,699	16,942	17,050
01/31/1995	17,216	16,848	17,086	17,288
02/28/1995	17,426	17,053	17,287	17,525
03/31/1995	17,491	17,117	17,344	17,623
04/30/1995	17,704	17,325	17,547	17,780
05/31/1995	18,019	17,634	17,852	18,091
06/30/1995	18,106	17,718	17,931	18,188
07/31/1995	18,106	17,718	17,924	18,263
08/31/1995	18,296	17,904	18,105	18,372
09/30/1995	18,453	18,058	18,253	18,461
10/31/1995	18,584	18,187	18,376	18,617
11/30/1995	18,794	18,392	18,576	18,782
12/31/1995	19,010	18,604	18,782	18,926
01/31/1996	19,143	18,734	18,906	19,087
02/29/1996	19,013	18,607	18,770	19,006
03/31/1996	18,998	18,592	18,747	18,989
04/30/1996	18,998	18,592	18,740	19,005
05/31/1996	19,009	18,603	18,744	19,044
06/30/1996	19,196	18,785	18,920	19,181
07/31/1996	19,253	18,841	18,969	19,256
08/31/1996	19,342	18,928	19,047	19,323
09/30/1996	19,609	19,189	19,302	19,498
10/31/1996	19,883	19,458	19,565	19,717
11/30/1996	20,144	19,713	19,813	19,868
12/31/1996	20,081	19,652	19,744	19,868
01/31/1997	20,242	19,809	19,896	19,962
02/28/1997	20,317	19,882	19,961	20,007
03/31/1997	20,227	19,795	19,866	20,000
04/30/1997	20,466	20,028	20,092	20,163
05/31/1997	20,630	20,189	20,245	20,301
06/30/1997	20,784	20,340	20,388	20,440
07/31/1997	21,113	20,661	20,700	20,665
08/31/1997	21,094	20,643	20,671	20,684
09/30/1997	21,271	20,816	20,837	20,841
10/31/1997	21,420	20,962	20,976	20,996
11/30/1997	21,476	21,016	21,029	21,047
12/31/1997	21,632	21,170	21,176	21,191
01/31/1998	21,790	21,324	21,320	21,396
02/28/1998	21,858	21,390	21,378	21,415
03/31/1998	21,943	21,474	21,452	21,502
04/30/1998	22,055	21,583	21,553	21,603
05/31/1998	22,187	21,713	21,674	21,718
06/30/1998	22,234	21,759	21,709	21,831
07/31/1998	22,332	21,854	21,793	21,933
08/31/1998	22,412	21,933	21,863	22,209
09/30/1998	22,860	22,372	22,291	22,503
10/31/1998	22,817	22,329	22,240	22,613
11/30/1998	22,942	22,452	22,354	22,594
12/31/1998	23,075	22,582	22,472	22,673
01/31/1999	23,170	22,675	22,555	22,763
02/28/1999	23,040	22,548	22,420	22,652
03/31/1999	23,229	22,733	22,595	22,810
04/30/1999	23,343	22,844	22,694	22,883
05/31/1999	23,261	22,764	22,606	22,868
06/30/1999	23,266	22,769	22,599	22,940
07/31/1999	23,259	22,762	22,583	23,012
08/31/1999	23,266	22,769	22,581	23,079
09/30/1999	23,431	22,930	22,732	23,229
10/31/1999	23,520	23,017	22,809	23,291
11/30/1999	23,612	23,107	22,889	23,335
12/31/1999	23,647	23,142	22,914	23,368
01/31/2000	23,610	23,105	22,871	23,359
02/29/2000	23,772	23,264	23,020	23,515
03/31/2000	23,939	23,427	23,169	23,661
04/30/2000	23,984	23,472	23,204	23,722
05/31/2000	24,049	23,535	23,257	23,820
06/30/2000	24,331	23,810	23,520	24,067
07/31/2000	24,469	23,946	23,645	24,219
08/31/2000	24,733	24,205	23,891	24,398
09/30/2000	24,850	24,318	23,993	24,573
10/31/2000	24,842	24,311	23,977	24,705
11/30/2000	25,029	24,493	24,147	24,939
12/31/2000	25,351	24,809	24,449	25,236
01/31/2001	25,755	25,204	24,828	25,552
02/28/2001	25,873	25,320	24,934	25,718
03/31/2001	26,077	25,520	25,121	25,933
04/30/2001	26,145	25,586	25,177	26,002
05/31/2001	26,347	25,783	25,360	26,149
06/30/2001	26,404	25,840	25,406	26,238
07/31/2001	26,845	26,271	25,820	26,532
08/31/2001	26,998	26,421	25,957	26,685
09/30/2001	27,258	26,675	26,196	27,124
10/31/2001	27,601	27,011	26,515	27,380
11/30/2001	27,309	26,725	26,224	27,321
12/31/2001	27,246	26,663	26,153	27,331
01/31/2002	27,494	26,906	26,383	27,386
02/28/2002	27,708	27,116	26,578	27,519
03/31/2002	27,486	26,899	26,355	27,333
04/30/2002	27,846	27,251	26,690	27,638
05/31/2002	28,019	27,420	26,842	27,749
06/30/2002	28,106	27,505	26,914	27,982
07/31/2002	28,221	27,618	27,014	28,323
08/31/2002	28,498	27,889	27,265	28,420
09/30/2002	28,652	28,039	27,402	28,655
10/31/2002	28,789	28,174	27,519	28,720
11/30/2002	28,873	28,255	27,588	28,634
12/31/2002	29,199	28,575	27,886	28,903
01/31/2003	29,272	28,646	27,950	28,900
02/28/2003	29,512	28,881	28,166	29,020
03/31/2003	29,571	28,939	28,208	29,073
04/30/2003	29,716	29,081	28,335	29,128
05/31/2003	29,859	29,220	28,457	29,237
06/30/2003	29,936	29,296	28,519	29,282
07/31/2003	29,439	28,810	28,031	29,122
08/31/2003	29,554	28,922	28,127	29,142
09/30/2003	29,897	29,258	28,445	29,406
10/31/2003	29,756	29,120	28,297	29,297
11/30/2003	29,780	29,143	28,308	29,282
12/31/2003	29,929	29,289	28,435	29,452
01/31/2004	30,022	29,380	28,512	29,512
02/29/2004	30,172	29,527	28,643	29,653
03/31/2004	30,241	29,595	28,698	29,746
04/30/2004	29,993	29,352	28,451	29,459
05/31/2004	29,972	29,332	28,420	29,431
06/30/2004	30,011	29,370	28,445	29,429
07/31/2004	30,146	29,502	28,562	29,536
08/31/2004	30,394	29,744	28,785	29,740
09/30/2004	30,366	29,717	28,747	29,714
10/31/2004	30,497	29,845	28,859	29,804
11/30/2004	30,427	29,776	28,779	29,657
12/31/2004	30,500	29,848	28,836	29,719
01/31/2005	30,457	29,806	28,784	29,709
02/28/2005	30,405	29,755	28,724	29,641
03/31/2005	30,372	29,722	28,681	29,643

Sector Breakdown*

Short-Term Instruments	65.4%
U.S. Government Agencies	10.7%
U.S. Treasury Obligations	7.5%
Corporate Bonds & Notes	4.9%
Mortgage-Backed Securities	3.9%
Other	7.6%

*	% of total investments as of March 31, 2005

16  PIMCO Funds Annual Report  |  03.31.05

A SHORT DURATION BOND FUND

PIMCO Money Market Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Class A Shares returned 1.12% for the 12-month period ended March 31, 2005, underperforming the Citigroup 3 Month Treasury Bill Index return of 1.58% for the same time period.

•	The Fund, which had a Aaa money market fund rating by Moody’s Investors Service on March 31, 2005, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

•	High quality (A1/P1) commercial paper yields rose approximately 2.00% for three-month maturities, reflecting Federal Reserve rate increases of 1.75% during the 12-month reporting period.

•	Higher quality (A1/P1) three-month commercial paper yields relative to Treasuries widened by about 0.10% to approximately 0.25%, while second-tier commercial paper yields widened by about 0.20% to approximately 0.45% on March 31, 2005.

•	The SEC 7-day and 30-day yields for the Fund’s Class A Shares were 2.18% and 2.08%, respectively, as of March 31, 2005.

Average Annual Total Return  For periods ended 03/31/05

	7-Day Yield	30-Day Yield	1 year	5 year	10 year	Inception (03/01/91)
PIMCO Money Market Fund Class A	2.18%	2.08%	1.12%	2.24%	3.65%	3.67%
PIMCO Money Market Fund Class B	1.79%	1.69%	0.71%	1.53%	3.21%	3.34%
Citigroup 3 Month Treasury Bill Index	—	—	1.58%	2.64%	3.91%	—
Lipper Money Market Fund Average	—	—	0.91%	2.05%	3.53%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,008.10	$1,006.20	$1,008.20	$1,022.09	$1,020.19	$1,022.09
Expenses Paid During Period	$2.85	$4.75	$2.85	$2.87	$4.78	$2.87

For each class of the Fund, expenses are equal to the expense ratio for the class (0.57% for Class A, 0.95% for Class B, 0.57% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Money Market A	PIMCO Money Market B	PIMCO Money Market C	Citigroup 3- Month Treasury Bill Index
02/28/1991	10,000	10,000	10,000	10,000
03/31/1991	10,048	10,041	10,048	10,052
04/30/1991	10,096	10,081	10,096	10,100
05/31/1991	10,146	10,122	10,146	10,149
06/30/1991	10,189	10,158	10,189	10,196
07/31/1991	10,234	10,196	10,234	10,245
08/31/1991	10,280	10,233	10,280	10,293
09/30/1991	10,322	10,267	10,322	10,339
10/31/1991	10,363	10,299	10,363	10,384
11/30/1991	10,402	10,330	10,402	10,426
12/31/1991	10,451	10,370	10,451	10,465
01/31/1992	10,485	10,396	10,485	10,501
02/29/1992	10,515	10,418	10,515	10,534
03/31/1992	10,546	10,441	10,546	10,569
04/30/1992	10,577	10,463	10,577	10,604
05/31/1992	10,606	10,484	10,606	10,639
06/30/1992	10,635	10,503	10,635	10,671
07/31/1992	10,664	10,523	10,664	10,703
08/31/1992	10,688	10,539	10,688	10,734
09/30/1992	10,712	10,554	10,712	10,760
10/31/1992	10,735	10,570	10,735	10,788
11/30/1992	10,758	10,584	10,758	10,815
12/31/1992	10,785	10,602	10,785	10,844
01/31/1993	10,806	10,615	10,806	10,872
02/28/1993	10,827	10,629	10,827	10,898
03/31/1993	10,852	10,645	10,852	10,925
04/30/1993	10,874	10,659	10,874	10,952
05/31/1993	10,893	10,671	10,893	10,980
06/30/1993	10,917	10,687	10,917	11,007
07/31/1993	10,940	10,701	10,940	11,036
08/31/1993	10,964	10,717	10,964	11,065
09/30/1993	10,987	10,730	10,987	11,092
10/31/1993	11,011	10,746	11,011	11,121
11/30/1993	11,036	10,762	11,036	11,149
12/31/1993	11,059	10,776	11,059	11,178
01/31/1994	11,083	10,791	11,083	11,208
02/28/1994	11,104	10,805	11,104	11,235
03/31/1994	11,130	10,821	11,130	11,267
04/30/1994	11,155	10,838	11,155	11,300
05/31/1994	11,186	10,860	11,186	11,338
06/30/1994	11,219	10,884	11,219	11,376
07/31/1994	11,253	10,908	11,253	11,417
08/31/1994	11,293	10,938	11,293	11,460
09/30/1994	11,330	10,966	11,330	11,503
10/31/1994	11,372	10,997	11,372	11,550
11/30/1994	11,417	11,032	11,417	11,599
12/31/1994	11,466	11,070	11,466	11,653
01/31/1995	11,520	11,113	11,520	11,707
02/28/1995	11,568	11,152	11,568	11,758
03/31/1995	11,620	11,195	11,620	11,816
04/30/1995	11,669	11,234	11,669	11,873
05/31/1995	11,726	11,281	11,726	11,932
06/30/1995	11,779	11,324	11,779	11,988
07/31/1995	11,832	11,366	11,832	12,046
08/31/1995	11,884	11,408	11,884	12,103
09/30/1995	11,933	11,445	11,933	12,157
10/31/1995	11,986	11,489	11,986	12,213
11/30/1995	12,073	11,562	12,073	12,267
12/31/1995	12,131	11,609	12,131	12,323
01/31/1996	12,184	11,650	12,184	12,379
02/29/1996	12,234	11,690	12,234	12,429
03/31/1996	12,283	11,729	12,283	12,482
04/30/1996	12,333	11,769	12,333	12,533
05/31/1996	12,389	11,812	12,389	12,587
06/30/1996	12,433	11,846	12,433	12,640
07/31/1996	12,484	11,885	12,484	12,695
08/31/1996	12,540	11,931	12,540	12,751
09/30/1996	12,588	11,966	12,588	12,805
10/31/1996	12,638	12,006	12,638	12,861
11/30/1996	12,689	12,044	12,689	12,915
12/31/1996	12,738	12,083	12,738	12,971
01/31/1997	12,791	12,124	12,791	13,027
02/28/1997	12,837	12,160	12,838	13,078
03/31/1997	12,885	12,199	12,887	13,135
04/30/1997	12,938	12,241	12,940	13,191
05/31/1997	12,995	12,286	12,998	13,249
06/30/1997	13,046	12,327	13,050	13,305
07/31/1997	13,101	12,368	13,105	13,362
08/31/1997	13,160	12,414	13,162	13,420
09/30/1997	13,211	12,455	13,215	13,476
10/31/1997	13,270	12,500	13,274	13,535
11/30/1997	13,321	12,540	13,326	13,592
12/31/1997	13,381	12,586	13,386	13,651
01/31/1998	13,438	12,632	13,444	13,711
02/28/1998	13,489	12,671	13,496	13,766
03/31/1998	13,543	12,722	13,551	13,827
04/30/1998	13,599	12,774	13,607	13,886
05/31/1998	13,656	12,827	13,666	13,946
06/30/1998	13,712	12,880	13,722	14,003
07/31/1998	13,770	12,934	13,782	14,062
08/31/1998	13,825	12,986	13,837	14,122
09/30/1998	13,881	13,039	13,894	14,180
10/31/1998	13,934	13,089	13,952	14,237
11/30/1998	13,987	13,138	14,004	14,289
12/31/1998	14,046	13,194	14,064	14,342
01/31/1999	14,094	13,238	14,112	14,396
02/28/1999	14,139	13,281	14,158	14,445
03/31/1999	14,188	13,327	14,209	14,500
04/30/1999	14,242	13,378	14,263	14,554
05/31/1999	14,290	13,423	14,312	14,609
06/30/1999	14,341	13,470	14,362	14,664
07/31/1999	14,396	13,523	14,418	14,721
08/31/1999	14,450	13,573	14,473	14,779
09/30/1999	14,506	13,626	14,529	14,837
10/31/1999	14,566	13,682	14,589	14,898
11/30/1999	14,624	13,736	14,647	14,958
12/31/1999	14,694	13,802	14,717	15,022
01/31/2000	14,754	13,859	14,779	15,088
02/29/2000	14,815	13,916	14,841	15,152
03/31/2000	14,886	13,983	14,914	15,223
04/30/2000	14,947	14,040	14,975	15,294
05/31/2000	15,017	14,106	15,046	15,369
06/30/2000	15,095	14,179	15,124	15,441
07/31/2000	15,168	14,247	15,196	15,516
08/31/2000	15,247	14,321	15,277	15,593
09/30/2000	15,324	14,394	15,355	15,670
10/31/2000	15,401	14,466	15,432	15,753
11/30/2000	15,478	14,539	15,509	15,833
12/31/2000	15,562	14,617	15,593	15,916
01/31/2001	15,635	14,686	15,666	15,998
02/28/2001	15,703	14,751	15,733	16,068
03/31/2001	15,771	14,814	15,801	16,138
04/30/2001	15,829	14,869	15,859	16,200
05/31/2001	15,883	14,919	15,913	16,260
06/30/2001	15,932	14,966	15,963	16,312
07/31/2001	15,977	15,007	16,007	16,363
08/31/2001	16,025	15,053	16,055	16,413
09/30/2001	16,059	15,084	16,089	16,460
10/31/2001	16,087	15,111	16,118	16,503
11/30/2001	16,115	15,137	16,145	16,538
12/31/2001	16,137	15,158	16,168	16,567
01/31/2002	16,154	15,173	16,184	16,593
02/28/2002	16,170	15,188	16,200	16,615
03/31/2002	16,191	15,208	16,221	16,640
04/30/2002	16,209	15,225	16,239	16,664
05/31/2002	16,228	15,243	16,259	16,688
06/30/2002	16,244	15,258	16,275	16,712
07/31/2002	16,262	15,275	16,293	16,736
08/31/2002	16,280	15,292	16,311	16,760
09/30/2002	16,295	15,306	16,325	16,784
10/31/2002	16,311	15,321	16,342	16,807
11/30/2002	16,324	15,333	16,355	16,828
12/31/2002	16,337	15,346	16,368	16,849
01/31/2003	16,348	15,356	16,379	16,867
02/28/2003	16,357	15,364	16,388	16,882
03/31/2003	16,365	15,372	16,396	16,900
04/30/2003	16,373	15,379	16,404	16,916
05/31/2003	16,381	15,387	16,412	16,932
06/30/2003	16,389	15,395	16,420	16,947
07/31/2003	16,396	15,401	16,427	16,962
08/31/2003	16,401	15,406	16,432	16,976
09/30/2003	16,406	15,410	16,437	16,989
10/31/2003	16,412	15,416	16,443	17,003
11/30/2003	16,417	15,421	16,448	17,016
12/31/2003	16,424	15,427	16,455	17,030
01/31/2004	16,430	15,433	16,461	17,043
02/29/2004	16,435	15,438	16,466	17,056
03/31/2004	16,440	15,443	16,471	17,069
04/30/2004	16,445	15,447	16,476	17,082
05/31/2004	16,450	15,452	16,481	17,096
06/30/2004	16,457	15,458	16,488	17,110
07/31/2004	16,465	15,466	16,496	17,126
08/31/2004	16,475	15,475	16,506	17,145
09/30/2004	16,488	15,487	16,519	17,165
10/31/2004	16,504	15,503	16,536	17,188
11/30/2004	16,523	15,520	16,554	17,213
12/31/2004	16,546	15,542	16,577	17,241
01/31/2005	16,569	15,563	16,600	17,272
02/28/2005	16,594	15,587	16,625	17,302
03/31/2005	16,622	15,613	16,655	17,339

Sector Breakdown*

Commercial Paper	79.4%
Repurchase Agreements	15.6%
U.S. Treasury Bills	2.4%
Certificates of Deposit	2.6%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  17

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A Shares returned 1.10% for the 12-month period ended March 31, 2005, under performing the Citigroup 3 Month Treasury Bill Index return of 1.58% for the same period.

•	Above-Benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets and spreads narrowed considerably.

•	A corporate emphasis was slightly positive, as security selection added to returns even though spreads widened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as improving credit fundamentals boosted demand and spreads narrowed.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe. Three-month rates increased slightly while intermediate five-year rates fell.

•	Real return bond holdings were positive, as nominal yields rose more than real yields.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/07/87)
PIMCO Short-Term Fund Class A	1.10%	3.35%	4.79%	5.23%
PIMCO Short-Term Fund Class A (adjusted)	–1.17%	2.88%	4.58%	5.10%
PIMCO Short-Term Fund Class B	0.35%	2.58%	4.42%	5.00%
PIMCO Short-Term Fund Class B (adjusted)	–4.62%	2.22%	4.42%	5.00%
PIMCO Short-Term Fund Class C (adjusted)	–0.20%	3.03%	4.48%	4.91%
Citigroup 3 Month Treasury Bill Index	1.58%	2.64%	3.91%	—
Lipper Ultra-Short Obligations Fund Average	1.09%	3.34%	4.53%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,007.80	$1,004.10	$1,006.30	$1,020.89	$1,017.25	$1,019.40
Expenses Paid During Period	$4.05	$7.69	$5.55	$4.08	$7.75	$5.59

For each class of the Fund, expenses are equal to the expense ratio for the class (0.81% for Class A, 1.54% for Class B, 1.11% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Short Term A	PIMCO Short Term B	PIMCO Short Term C	Citigroup 3 Month Treasury Bill Index
10/31/1987	9,800	10,000	10,000	10,000
11/30/1987	9,855	10,049	10,053	10,048
12/31/1987	9,912	10,100	10,108	10,095
01/31/1988	9,976	10,160	10,172	10,142
02/29/1988	10,015	10,193	10,209	10,190
03/31/1988	10,067	10,240	10,260	10,238
04/30/1988	10,120	10,287	10,311	10,287
05/31/1988	10,173	10,336	10,364	10,340
06/30/1988	10,228	10,385	10,416	10,395
07/31/1988	10,277	10,429	10,464	10,452
08/31/1988	10,340	10,486	10,526	10,513
09/30/1988	10,405	10,546	10,589	10,576
10/31/1988	10,494	10,628	10,676	10,640
11/30/1988	10,561	10,690	10,742	10,707
12/31/1988	10,620	10,743	10,799	10,777
01/31/1989	10,693	10,811	10,871	10,850
02/28/1989	10,766	10,878	10,943	10,926
03/31/1989	10,858	10,963	11,033	11,005
04/30/1989	10,937	11,036	11,111	11,087
05/31/1989	11,033	11,127	11,207	11,170
06/30/1989	11,114	11,201	11,285	11,248
07/31/1989	11,205	11,286	11,374	11,326
08/31/1989	11,262	11,335	11,429	11,403
09/30/1989	11,336	11,403	11,502	11,477
10/31/1989	11,439	11,500	11,603	11,555
11/30/1989	11,513	11,567	11,675	11,630
12/31/1989	11,576	11,623	11,737	11,707
01/31/1990	11,629	11,670	11,789	11,784
02/28/1990	11,698	11,732	11,855	11,855
03/31/1990	11,773	11,800	11,927	11,934
04/30/1990	11,819	11,839	11,970	12,012
05/31/1990	11,927	11,941	12,078	12,094
06/30/1990	12,002	12,009	12,150	12,172
07/31/1990	12,083	12,082	12,228	12,253
08/31/1990	12,144	12,136	12,288	12,333
09/30/1990	12,223	12,207	12,364	12,408
10/31/1990	12,314	12,288	12,452	12,486
11/30/1990	12,410	12,377	12,545	12,560
12/31/1990	12,507	12,466	12,641	12,634
01/31/1991	12,594	12,545	12,725	12,706
02/28/1991	12,660	12,604	12,789	12,768
03/31/1991	12,715	12,651	12,842	12,834
04/30/1991	12,792	12,720	12,915	12,896
05/31/1991	12,861	12,781	12,982	12,959
06/30/1991	12,906	12,818	13,025	13,019
07/31/1991	12,979	12,883	13,096	13,081
08/31/1991	13,060	12,955	13,174	13,142
09/30/1991	13,129	13,016	13,239	13,201
10/31/1991	13,203	13,081	13,311	13,259
11/30/1991	13,233	13,104	13,339	13,311
12/31/1991	13,285	13,147	13,388	13,361
01/31/1992	13,332	13,186	13,432	13,407
02/29/1992	13,358	13,203	13,454	13,449
03/31/1992	13,380	13,218	13,474	13,495
04/30/1992	13,434	13,263	13,525	13,539
05/31/1992	13,473	13,293	13,562	13,583
06/30/1992	13,524	13,336	13,611	13,625
07/31/1992	13,578	13,380	13,661	13,666
08/31/1992	13,611	13,404	13,690	13,705
09/30/1992	13,645	13,430	13,720	13,739
10/31/1992	13,657	13,434	13,729	13,774
11/30/1992	13,672	13,440	13,740	13,808
12/31/1992	13,710	13,470	13,775	13,845
01/31/1993	13,754	13,505	13,816	13,882
02/28/1993	13,789	13,531	13,848	13,914
03/31/1993	13,851	13,582	13,906	13,949
04/30/1993	13,896	13,619	13,949	13,983
05/31/1993	13,949	13,662	13,999	14,019
06/30/1993	14,004	13,706	14,050	14,054
07/31/1993	14,053	13,746	14,095	14,091
08/31/1993	14,088	13,772	14,126	14,127
09/30/1993	14,122	13,797	14,157	14,163
10/31/1993	14,170	13,835	14,201	14,199
11/30/1993	14,221	13,877	14,249	14,235
12/31/1993	14,286	13,932	14,310	14,273
01/31/1994	14,309	13,946	14,330	14,310
02/28/1994	14,323	13,953	14,342	14,345
03/31/1994	14,299	13,920	14,313	14,385
04/30/1994	14,320	13,932	14,332	14,428
05/31/1994	14,329	13,931	14,336	14,476
06/30/1994	14,393	13,985	14,398	14,525
07/31/1994	14,460	14,041	14,461	14,578
08/31/1994	14,515	14,086	14,513	14,632
09/30/1994	14,529	14,092	14,525	14,687
10/31/1994	14,565	14,118	14,558	14,747
11/30/1994	14,576	14,128	14,565	14,809
12/31/1994	14,637	14,188	14,624	14,878
01/31/1995	14,708	14,257	14,691	14,947
02/28/1995	14,842	14,387	14,822	15,013
03/31/1995	14,873	14,417	14,848	15,087
04/30/1995	15,031	14,570	15,003	15,159
05/31/1995	15,181	14,716	15,148	15,234
06/30/1995	15,230	14,763	15,194	15,306
07/31/1995	15,321	14,851	15,280	15,380
08/31/1995	15,390	14,918	15,346	15,453
09/30/1995	15,533	15,057	15,484	15,523
10/31/1995	15,644	15,164	15,589	15,594
11/30/1995	15,788	15,303	15,728	15,663
12/31/1995	15,920	15,432	15,857	15,734
01/31/1996	15,995	15,504	15,927	15,805
02/29/1996	16,022	15,531	15,951	15,870
03/31/1996	16,072	15,579	15,997	15,937
04/30/1996	16,146	15,650	16,067	16,003
05/31/1996	16,228	15,730	16,146	16,071
06/30/1996	16,316	15,815	16,230	16,139
07/31/1996	16,362	15,859	16,271	16,209
08/31/1996	16,463	15,958	16,368	16,280
09/30/1996	16,619	16,109	16,521	16,350
10/31/1996	16,751	16,237	16,648	16,421
11/30/1996	16,900	16,381	16,793	16,490
12/31/1996	16,964	16,443	16,851	16,561
01/31/1997	17,064	16,540	16,946	16,633
02/28/1997	17,138	16,612	17,015	16,698
03/31/1997	17,144	16,618	17,020	16,770
04/30/1997	17,240	16,711	17,112	16,842
05/31/1997	17,363	16,830	17,230	16,916
06/30/1997	17,477	16,941	17,337	16,987
07/31/1997	17,612	17,071	17,467	17,061
08/31/1997	17,663	17,121	17,514	17,134
09/30/1997	17,780	17,234	17,626	17,207
10/31/1997	17,819	17,272	17,662	17,282
11/30/1997	17,895	17,346	17,736	17,355
12/31/1997	17,994	17,442	17,828	17,430
01/31/1998	18,098	17,543	17,928	17,507
02/28/1998	18,160	17,602	17,985	17,576
03/31/1998	18,280	17,719	18,100	17,654
04/30/1998	18,362	17,798	18,178	17,729
05/31/1998	18,443	17,877	18,255	17,806
06/30/1998	18,505	17,937	18,311	17,879
07/31/1998	18,614	18,043	18,414	17,955
08/31/1998	18,620	18,049	18,416	18,031
09/30/1998	18,743	18,168	18,532	18,105
10/31/1998	18,812	18,235	18,595	18,178
11/30/1998	18,874	18,295	18,652	18,245
12/31/1998	18,952	18,370	18,725	18,312
01/31/1999	19,024	18,440	18,792	18,380
02/28/1999	19,100	18,514	18,862	18,443
03/31/1999	19,234	18,643	18,990	18,514
04/30/1999	19,320	18,727	19,072	18,582
05/31/1999	19,322	18,729	19,070	18,653
06/30/1999	19,388	18,793	19,131	18,723
07/31/1999	19,454	18,857	19,190	18,796
08/31/1999	19,516	18,917	19,246	18,870
09/30/1999	19,602	19,000	19,325	18,944
10/31/1999	19,694	19,090	19,410	19,021
11/30/1999	19,786	19,179	19,495	19,098
12/31/1999	19,864	19,254	19,567	19,180
01/31/2000	19,917	19,306	19,620	19,264
02/29/2000	20,021	19,406	19,712	19,346
03/31/2000	20,149	19,531	19,833	19,437
04/30/2000	20,221	19,601	19,900	19,528
05/31/2000	20,329	19,705	20,002	19,624
06/30/2000	20,453	19,825	20,118	19,716
07/31/2000	20,557	19,926	20,216	19,811
08/31/2000	20,684	20,050	20,335	19,909
09/30/2000	20,802	20,164	20,447	20,008
10/31/2000	20,892	20,251	20,531	20,113
11/30/2000	21,059	20,413	20,691	20,216
12/31/2000	21,225	20,574	20,848	20,322
01/31/2001	21,370	20,714	20,984	20,427
02/28/2001	21,511	20,851	21,118	20,515
03/31/2001	21,605	20,942	21,205	20,606
04/30/2001	21,666	21,001	21,260	20,685
05/31/2001	21,833	21,163	21,417	20,760
06/30/2001	21,868	21,196	21,445	20,827
07/31/2001	22,016	21,341	21,587	20,892
08/31/2001	22,089	21,411	21,654	20,956
09/30/2001	22,188	21,507	21,745	21,016
10/31/2001	22,268	21,585	21,816	21,071
11/30/2001	22,302	21,617	21,845	21,116
12/31/2001	22,333	21,647	21,871	21,153
01/31/2002	22,380	21,693	21,912	21,186
02/28/2002	22,404	21,717	21,930	21,214
03/31/2002	22,400	21,712	21,919	21,246
04/30/2002	22,447	21,758	21,961	21,276
05/31/2002	22,496	21,806	22,002	21,308
06/30/2002	22,476	21,786	21,978	21,338
07/31/2002	22,366	21,680	21,866	21,369
08/31/2002	22,511	21,820	22,002	21,400
09/30/2002	22,561	21,868	22,046	21,429
10/31/2002	22,615	21,921	22,092	21,459
11/30/2002	22,805	22,105	22,271	21,487
12/31/2002	22,878	22,176	22,338	21,512
01/31/2003	22,972	22,267	22,423	21,536
02/28/2003	23,080	22,371	22,521	21,556
03/31/2003	23,112	22,403	22,548	21,577
04/30/2003	23,191	22,479	22,620	21,598
05/31/2003	23,246	22,533	22,668	21,619
06/30/2003	23,272	22,558	22,688	21,639
07/31/2003	23,186	22,474	22,598	21,657
08/31/2003	23,211	22,499	22,616	21,675
09/30/2003	23,327	22,611	22,724	21,692
10/31/2003	23,309	22,593	22,699	21,709
11/30/2003	23,309	22,593	22,695	21,726
12/31/2003	23,371	22,654	22,749	21,743
01/31/2004	23,388	22,670	22,761	21,761
02/29/2004	23,449	22,729	22,815	21,777
03/31/2004	23,493	22,772	22,854	21,794
04/30/2004	23,442	22,722	22,797	21,811
05/31/2004	23,458	22,738	22,808	21,828
06/30/2004	23,477	22,756	22,820	21,846
07/31/2004	23,500	22,779	22,836	21,867
08/31/2004	23,545	22,822	22,874	21,890
09/30/2004	23,568	22,845	22,893	21,916
10/31/2004	23,618	22,893	22,936	21,946
11/30/2004	23,646	22,921	22,959	21,977
12/31/2004	23,684	22,957	22,989	22,013
01/31/2005	23,720	22,992	23,019	22,053
02/28/2005	23,731	23,003	23,026	22,091
03/31/2005	23,753	23,024	23,040	22,138

Sector Breakdown*

Short-Term Instruments	59.1%
U.S. Government Agencies	16.6%
Corporate Bonds & Notes	12.6%
Other	11.7%

*	% of total investments as of March 31, 2005

18  PIMCO Funds Annual Report  |  03.31.05

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	The Fund’s Class A Shares slightly outperformed the Lehman Brothers Mortgage Index for the 12-month period ended March 31, 2005, returning 2.68%, versus the 2.61% return of the Index.

•	The Fund’s duration was below the Index for the 12-month period, given longer-term risks of inflation and rate increases, which was positive to performance as interest rates generally rose over the period.

•	An underweight to 30-year Conventional (FHLMC & FNMA) issues was negative as these issues outperformed their GNMA counterparts.

•	An underweight to GNMA 30-year issues for most of the period was positive for returns, as these securities underperformed FNMA and FHLMA securities.

•	Near-Index exposure to 15-year MBS was neutral for returns.

•	An allocation to high quality asset-backed securities helped performance, as these issues posted strong risk-adjusted returns during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class A	2.68%	7.20%	—	6.76%
PIMCO Total Return Mortgage Fund Class A (adjusted)	–1.16%	6.38%	—	6.22%
PIMCO Total Return Mortgage Fund Class B	1.91%	6.41%	—	6.23%
PIMCO Total Return Mortgage Fund Class B (adjusted)	–1.52%	6.33%	—	6.23%
PIMCO Total Return Mortgage Fund Class C (adjusted)	0.93%	6.40%	—	5.96%
Lehman Brothers Mortgage Index	2.61%	6.82%	—	—
Lipper U.S. Mortgage Fund Average	1.53%	5.92%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.10	$1,005.30	$1,005.30	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period	$4.51	$8.25	$8.25	$4.53	$8.30	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Total Return Mortgage A	PIMCO Total Return Mortgage B	PIMCO Total Return Mortgage C	Lehman Brothers Mortgage Index
07/31/1997	9,550	10,000	10,000	10,000
08/31/1997	9,557	10,000	10,000	9,976
09/30/1997	9,705	10,149	10,149	10,103
10/31/1997	9,847	10,290	10,290	10,215
11/30/1997	9,890	10,329	10,329	10,248
12/31/1997	10,004	10,442	10,442	10,342
01/31/1998	10,111	10,547	10,547	10,445
02/28/1998	10,127	10,559	10,559	10,467
03/31/1998	10,162	10,588	10,588	10,511
04/30/1998	10,228	10,651	10,651	10,571
05/31/1998	10,314	10,733	10,733	10,641
06/30/1998	10,379	10,794	10,794	10,692
07/31/1998	10,418	10,828	10,828	10,746
08/31/1998	10,541	10,949	10,949	10,843
09/30/1998	10,656	11,063	11,063	10,974
10/31/1998	10,612	11,010	11,010	10,960
11/30/1998	10,656	11,049	11,049	11,014
12/31/1998	10,684	11,070	11,070	11,061
01/31/1999	10,747	11,128	11,128	11,140
02/28/1999	10,688	11,061	11,061	11,096
03/31/1999	10,755	11,124	11,124	11,171
04/30/1999	10,806	11,170	11,170	11,222
05/31/1999	10,744	11,099	11,099	11,159
06/30/1999	10,730	11,078	11,078	11,120
07/31/1999	10,688	11,028	11,028	11,045
08/31/1999	10,680	11,013	11,013	11,044
09/30/1999	10,824	11,155	11,155	11,223
10/31/1999	10,874	11,200	11,200	11,288
11/30/1999	10,924	11,244	11,244	11,294
12/31/1999	10,899	11,211	11,211	11,267
01/31/2000	10,825	11,128	11,128	11,169
02/29/2000	10,986	11,287	11,287	11,298
03/31/2000	11,131	11,428	11,428	11,422
04/30/2000	11,090	11,379	11,379	11,430
05/31/2000	11,082	11,363	11,363	11,435
06/30/2000	11,286	11,565	11,565	11,680
07/31/2000	11,394	11,669	11,669	11,755
08/31/2000	11,578	11,851	11,851	11,933
09/30/2000	11,691	11,960	11,960	12,056
10/31/2000	11,769	12,033	12,032	12,143
11/30/2000	11,957	12,216	12,215	12,326
12/31/2000	12,181	12,438	12,437	12,524
01/31/2001	12,369	12,623	12,621	12,719
02/28/2001	12,484	12,729	12,729	12,792
03/31/2001	12,543	12,779	12,778	12,866
04/30/2001	12,535	12,764	12,763	12,884
05/31/2001	12,655	12,878	12,876	12,970
06/30/2001	12,695	12,910	12,909	12,997
07/31/2001	12,974	13,186	13,185	13,228
08/31/2001	13,088	13,293	13,292	13,345
09/30/2001	13,274	13,474	13,472	13,545
10/31/2001	13,477	13,672	13,670	13,732
11/30/2001	13,380	13,565	13,564	13,605
12/31/2001	13,348	13,525	13,523	13,554
01/31/2002	13,479	13,649	13,648	13,679
02/28/2002	13,620	13,785	13,783	13,835
03/31/2002	13,475	13,628	13,627	13,688
04/30/2002	13,732	13,879	13,878	13,948
05/31/2002	13,810	13,948	13,947	14,049
06/30/2002	13,939	14,070	14,068	14,165
07/31/2002	14,116	14,240	14,239	14,327
08/31/2002	14,251	14,367	14,365	14,440
09/30/2002	14,349	14,457	14,456	14,543
10/31/2002	14,392	14,492	14,491	14,598
11/30/2002	14,401	14,491	14,489	14,588
12/31/2002	14,552	14,634	14,633	14,740
01/31/2003	14,587	14,660	14,659	14,776
02/28/2003	14,679	14,748	14,742	14,875
03/31/2003	14,694	14,754	14,748	14,876
04/30/2003	14,761	14,813	14,807	14,939
05/31/2003	14,816	14,858	14,852	14,951
06/30/2003	14,866	14,899	14,893	14,975
07/31/2003	14,483	14,504	14,499	14,695
08/31/2003	14,722	14,734	14,728	14,799
09/30/2003	14,943	14,946	14,940	15,052
10/31/2003	14,931	14,923	14,917	14,999
11/30/2003	14,955	14,940	14,934	15,031
12/31/2003	15,106	15,080	15,074	15,192
01/31/2004	15,184	15,148	15,142	15,287
02/29/2004	15,309	15,265	15,259	15,416
03/31/2004	15,353	15,300	15,294	15,484
04/30/2004	15,114	15,061	15,046	15,208
05/31/2004	15,085	15,032	15,008	15,175
06/30/2004	15,197	15,144	15,110	15,309
07/31/2004	15,376	15,322	15,280	15,446
08/31/2004	15,588	15,534	15,481	15,685
09/30/2004	15,621	15,566	15,505	15,708
10/31/2004	15,722	15,668	15,594	15,835
11/30/2004	15,670	15,616	15,534	15,795
12/31/2004	15,788	15,733	15,639	15,907
01/31/2005	15,879	15,824	15,722	15,991
02/28/2005	15,810	15,755	15,645	15,917
03/31/2005	15,761	15,706	15,587	15,888

Sector Breakdown*

U.S. Government Agencies	70.8%
Short-Term Instruments	16.4%
Asset-Backed Securities	7.5%
Mortgage-Backed Securities	5.3%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  19

Schedule of Investments

Diversified Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%

Appleton Papers, Inc.
4.790% due 06/09/2010 (a)	$149	$151
4.330% due 06/11/2010 (a)	149	152
Kingdom of Morocco
2.188% due 01/05/2009 (a)	59	58

Total Bank Loan Obligations (Cost $359)		361

CORPORATE BONDS & NOTES 46.5%

Banking & Finance 10.1%

Affinia Group, Inc.
9.000% due 11/30/2014	500	465
AIG SunAmerica Global Funding
6.900% due 03/15/2032	220	257
American International Group, Inc.
2.875% due 05/15/2008	1,000	954
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,456
Banco Santander Chile
3.310% due 12/09/2009 (a)	2,000	2,007
Bank of America Corp.
3.875% due 01/15/2008	920	909
5.875% due 02/15/2009	100	105
Banque Centrale De Tunisie
7.375% due 04/25/2012	1,375	1,530
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	2,600	2,977
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	380
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
Borden US Finance Corp.
9.000% due 07/15/2014	1,400	1,519
CitiCorp
6.375% due 11/15/2008	400	426
Citigroup, Inc.
6.000% due 02/21/2012	650	693
7.750% due 12/01/2036	100	106
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	250	252
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,659
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,960
Ford Motor Credit Co.
6.875% due 02/01/2006	5,300	5,373
4.000% due 03/21/2007 (a)	1,000	1,002
7.000% due 10/01/2013	3,575	3,469
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	402
General Electric Capital Corp.
5.875% due 02/15/2012	500	529
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	3,580	3,572
6.750% due 01/15/2006	340	342
7.000% due 02/01/2012	850	769
6.875% due 08/28/2012	330	294
8.000% due 11/01/2031	575	502
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	2,150	2,163
5.700% due 09/01/2012	165	170
4.750% due 07/15/2013	1,225	1,180
5.250% due 10/15/2013	400	398
6.125% due 02/15/2033	45	46
Household Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	117
HSBC Bank USA
4.625% due 04/01/2014	400	387
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
International Lease Finance Corp.
3.060% due 01/15/2010 (a)	3,000	3,003
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,441
Korea Development Bank
4.750% due 07/20/2009	2,050	2,039
3.070% due 10/20/2009 (a)	2,100	2,103
5.750% due 09/10/2013	385	396
Kraton Polymers LLC
8.125% due 01/15/2014	1,000	952
La Quinta Properties, Inc.
8.875% due 03/15/2011	1,075	1,166
MetLife, Inc.
5.375% due 12/15/2012	45	46
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	300	342
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (a)	3,000	3,318
8.790% due 12/29/2049 (a)	750	834
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	300	302
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,620
Pemex Finance Ltd.
8.020% due 05/15/2007	416	434
9.690% due 08/15/2009	1,197	1,329
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,193	1,197
Rabobank Capital Funding II
5.260% due 12/26/2049 (a)	860	865
Refco Finance Holdings LLC
9.000% due 08/01/2012	1,600	1,704
Riggs Capital Trust
8.625% due 12/31/2026 (b)	1,345	1,513
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,917
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	592
Targeted Return Index Securities Trust
7.947% due 08/01/2015 (a)	24,217	25,199
UFJ Finance Aruba AEC
6.750% due 07/15/2013	500	539
UGS Corp.
10.000% due 06/01/2012	950	1,054
Universal City Development Partners
11.750% due 04/01/2010	500	572
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	820
Ventas Capital Corp.
8.750% due 05/01/2009	750	819
Verizon Global Funding Corp.
4.375% due 06/01/2013	500	475

		104,715

Industrials 27.7%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,958
8.850% due 08/01/2030	745	702
Aearo Co.
8.250% due 04/15/2012	500	530
AES Ironwood LLC
8.857% due 11/30/2025	1,690	1,918
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,053
Alderwoods Group, Inc.
7.750% due 09/15/2012	800	822
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,025
6.500% due 11/15/2010	250	244
7.875% due 04/15/2013	1,000	1,002
Amerada Hess Corp.
6.650% due 08/15/2011	810	869
7.300% due 08/15/2031	425	481
American Media Operations, Inc.
10.250% due 05/01/2009	500	517
8.875% due 01/15/2011	250	259
AmeriGas Partners LP
10.000% due 04/15/2006	375	396
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,328
6.875% due 05/01/2012	1,625	1,777
7.700% due 05/01/2032	200	238
Argosy Gaming Co.
7.000% due 01/15/2014	500	543
Argo-Tech Corp.
9.250% due 06/01/2011	750	810
Armor Holdings, Inc.
8.250% due 08/15/2013	325	352
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,612
AT&T Broadband Corp.
8.375% due 03/15/2013	315	375
Aviall, Inc.
7.625% due 07/01/2011	675	705
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	971
Boise Cascade LLC
5.535% due 10/15/2012 (a)	500	512
7.125% due 10/15/2014	500	509
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,079
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,915
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	270	275
Cablevision Systems Corp.
8.000% due 04/15/2012	3,500	3,614
Caesars Entertainment, Inc.
7.875% due 12/15/2005	1,000	1,024
8.875% due 09/15/2008	335	368
7.875% due 03/15/2010	300	328
7.000% due 04/15/2013	500	539
CanWest Media, Inc.
10.625% due 05/15/2011	325	356
8.000% due 09/15/2012	1,803	1,907
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,759
Cenveo Corp.
9.625% due 03/15/2012	670	717
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,050
Charter Communications Holdings LLC
10.000% due 04/01/2009	600	489
8.000% due 04/30/2012	2,750	2,750
Charter Communications Operating LLC
8.375% due 04/30/2014	1,250	1,262
Chesapeake Energy Corp.
8.125% due 04/01/2011	173	184
7.500% due 06/15/2014	1,000	1,063
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	373
5.750% due 01/15/2013	400	394
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	105
6.875% due 06/15/2009	1,095	1,176
7.125% due 06/15/2013	2,130	2,373
Comcast Corp.
6.500% due 01/15/2015	100	107
7.050% due 03/15/2033	200	224
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	376

20  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Communications & Power Industries, Inc.
8.000% due 02/01/2012	$500	$510
Constellation Brands, Inc.
8.625% due 08/01/2006	700	735
Cox Communications, Inc.
7.125% due 10/01/2012	725	792
Crown European Holdings S.A.
9.500% due 03/01/2011	715	788
10.875% due 03/01/2013	1,700	1,981
CSC Holdings, Inc.
8.125% due 08/15/2009	335	355
7.625% due 04/01/2011	2,300	2,404
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	4,000	4,013
3.150% due 11/17/2006 (a)	2,000	2,001
3.200% due 03/07/2007 (a)	5,500	5,512
3.450% due 09/10/2007 (a)	1,514	1,517
7.300% due 01/15/2012	490	535
6.500% due 11/15/2013	2,300	2,396
8.500% due 01/18/2031	340	411
DaVita, Inc.
6.625% due 03/15/2013	500	498
7.250% due 03/15/2015	1,000	985
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,038
8.125% due 04/15/2011	2,000	2,233
Delphi Corp.
6.500% due 08/15/2013	4,040	3,325
Dex Media West LLC
8.500% due 08/15/2010	750	804
9.875% due 08/15/2013	3,130	3,506
Dimon, Inc.
9.625% due 10/15/2011	200	227
7.750% due 06/01/2013	975	1,097
DirecTV Holdings LLC
8.375% due 03/15/2013	2,000	2,175
Dobson Communications Corp.
8.875% due 10/01/2013	700	553
Dow Chemical Co.
5.750% due 12/15/2008	105	109
6.000% due 10/01/2012	250	267
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,651
Duke Energy Corp.
5.625% due 11/30/2012	225	232
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	249
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,115
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,523
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,883
EchoStar DBS Corp.
5.810% due 10/01/2008 (a)	2,000	2,058
El Paso CGP Co.
7.625% due 09/01/2008	175	176
6.375% due 02/01/2009	1,500	1,448
El Paso Corp.
7.875% due 06/15/2012	620	620
El Paso Production Holding Co.
7.750% due 06/01/2013	5,165	5,255
Enterprise Products Operating LP
4.000% due 10/15/2007	700	686
4.625% due 10/15/2009	1,100	1,075
Equistar Chemicals LP
10.125% due 09/01/2008	1,000	1,110
10.625% due 05/01/2011	2,000	2,255
Evergreen Resources, Inc.
5.875% due 03/15/2012	1,000	1,018
Exide Technologies
10.500% due 03/15/2013	1,500	1,440
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	549
Ferrellgas Partners LP
8.750% due 06/15/2012	1,070	1,118
Fisher Communications, Inc.
8.625% due 09/15/2014	500	538
Fisher Scientific International, Inc.
8.000% due 09/01/2013	350	382
6.750% due 08/15/2014	2,500	2,550
Ford Motor Co.
7.450% due 07/16/2031	4,000	3,628
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	900	928
7.125% due 07/15/2014	550	578
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,260	1,370
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,452
General Motors Corp.
7.200% due 01/15/2011	5,810	5,251
8.375% due 07/15/2033	6,300	5,404
Georgia-Pacific Corp.
7.500% due 05/15/2006	3,000	3,075
8.125% due 05/15/2011	800	886
8.000% due 01/15/2024	1,970	2,206
Greif, Inc.
8.875% due 08/01/2012	495	537
Hanover Compressor Co.
8.625% due 12/15/2010	500	525
9.000% due 06/01/2014	2,000	2,150
Hanover Equipment Trust
8.500% due 09/01/2008	1,000	1,048
HCA, Inc.
6.910% due 06/15/2005	2,000	2,022
5.500% due 12/01/2009	4,700	4,671
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,500	1,448
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,605
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,010
IMC Global, Inc.
10.875% due 06/01/2008	299	344
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,777
Insight Midwest LP
9.750% due 10/01/2009	500	524
10.500% due 11/01/2010	1,250	1,344
International Paper Co.
6.750% due 09/01/2011	220	242
Invensys PLC
9.875% due 03/15/2011	500	511
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,495
ISP Holdings, Inc.
10.625% due 12/15/2009	165	177
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	513
Kappa Beheer BV
10.625% due 07/15/2009	225	238
Kerr-McGee Corp.
7.875% due 09/15/2031	145	164
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,481
Kroger Co.
5.500% due 02/01/2013	1,240	1,259
Legrand Holding S.A.
10.500% due 02/15/2013	155	176
MagnaChip Semiconductor S.A.
6.260% due 12/15/2011 (a)	1,000	1,030
Mandalay Resort Group
9.375% due 02/15/2010	1,235	1,374
7.625% due 07/15/2013	200	211
MCI, Inc.
7.688% due 05/01/2009	3,000	3,128
8.735% due 05/01/2014	2,750	3,032
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,892
Medical Device Manufacturing, Inc.
10.000% due 07/15/2012	1,500	1,613
MGM Mirage, Inc.
9.750% due 06/01/2007	230	248
6.000% due 10/01/2009	2,000	1,983
8.375% due 02/01/2011	1,150	1,248
Millennium America, Inc.
9.250% due 06/15/2008	299	322
Nalco Co.
7.750% due 11/15/2011	1,025	1,071
8.875% due 11/15/2013	400	430
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,144
Norfolk Southern Corp.
7.800% due 05/15/2027	170	213
Novelis, Inc.
7.250% due 02/15/2015	2,500	2,463
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	804
8.750% due 11/15/2012	750	823
8.250% due 05/15/2013	400	425
6.750% due 12/01/2014	2,000	1,970
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	81	90
Peabody Energy Corp.
6.875% due 03/15/2013	500	518
Pemex Project Funding Master Trust
9.375% due 12/02/2008	203	230
4.460% due 10/15/2009 (a)	3,500	3,690
4.310% due 06/15/2010 (a)	9,000	9,203
4.310% due 06/15/2010 (a)	700	721
8.000% due 11/15/2011	2,100	2,329
7.375% due 12/15/2014	1,251	1,342
9.250% due 03/30/2018	4,068	4,902
8.625% due 02/01/2022	517	589
Petrobras International Finance Co.
7.750% due 09/15/2014	500	496
Petronas Capital Ltd.
7.000% due 05/22/2012	250	275
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,050
Primedia, Inc.
8.000% due 05/15/2013	1,005	1,030
Quebecor Media, Inc.
11.125% due 07/15/2011	1,560	1,732
Qwest Corp.
7.500% due 02/15/2011	8,275	8,130
9.125% due 03/15/2012	1,390	1,519
7.750% due 02/15/2014	775	761
Rayovac Corp.
7.375% due 02/01/2015	1,500	1,444
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,005
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,828
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	375	414
Ryerson Tull, Inc.
8.250% due 12/15/2011	1,000	955
Safeway, Inc.
7.250% due 02/01/2031	670	731
Seneca Gaming Corp.
7.250% due 05/01/2012	500	500

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
SESI LLC
8.875% due 05/15/2011	$875	$938
Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012	2,000	2,050
Six Flags, Inc.
9.750% due 04/15/2013	2,200	2,063
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	504
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	376
8.375% due 07/01/2012	300	311
Sonat, Inc.
7.625% due 07/15/2011	500	496
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	998
6.500% due 02/01/2014	700	698
Superior Essex Communications
9.000% due 04/15/2012	1,000	1,020
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	278
7.375% due 02/01/2013	500	474
9.875% due 07/01/2014	750	784
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,568
8.625% due 11/15/2014	500	489
Toys “R” Us, Inc.
7.625% due 08/01/2011	2,250	2,126
TransMontaigne, Inc.
9.125% due 06/01/2010	750	799
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	508
7.000% due 11/15/2013	500	494
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,746
True Temper Sports, Inc.
8.375% due 09/15/2011	1,000	935
TRW Automotive, Inc.
9.375% due 02/15/2013	2,201	2,377
Tyco International Group S.A.
6.375% due 02/15/2006	3,000	3,054
6.750% due 02/15/2011	500	542
6.375% due 10/15/2011	445	476
United Airlines, Inc.
7.783% due 01/01/2014	254	232
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,300	1,385
8.250% due 05/01/2012	100	109
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,526
Walt Disney Co.
6.375% due 03/01/2012	640	689
Warner Chilcott Corp.
8.750% due 02/01/2015	2,000	2,020
Waste Management, Inc.
7.375% due 08/01/2010	900	1,004
7.650% due 03/15/2011	270	305
Westlake Chemical Corp.
8.750% due 07/15/2011	968	1,064
Williams Cos., Inc.
8.125% due 03/15/2012	945	1,040
7.750% due 06/15/2031	115	125
8.750% due 03/15/2032	350	417
Wyeth
6.450% due 02/01/2024	300	325
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,500	1,433
Young Broadcasting, Inc.
8.500% due 12/15/2008	200	211
10.000% due 03/01/2011	1,150	1,182

		286,131

Utilities 8.7%

AES Corp.
8.875% due 02/15/2011	700	761
8.750% due 05/15/2013	1,750	1,916
American Cellular Corp.
10.000% due 08/01/2011	725	671
AT&T Corp.
6.000% due 03/15/2009	260	271
9.050% due 11/15/2011	2,000	2,283
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,544
British Telecom PLC
8.375% due 12/15/2010	2,240	2,605
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,703
Cincinnati Bell, Inc.
8.375% due 01/15/2014	3,200	3,168
8.375% due 01/15/2014	1,000	990
7.000% due 02/15/2015	1,000	955
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,898
7.750% due 08/01/2010	175	183
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	729
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,462
Dominion Resources, Inc.
5.700% due 09/17/2012	260	270
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	211
France Telecom S.A.
7.450% due 03/01/2006	650	670
GPU, Inc.
7.700% due 12/01/2005	3,200	3,270
Homer City Funding LLC
8.734% due 10/01/2026	1,498	1,742
Intelsat Bermuda Ltd.
8.250% due 01/15/2013	1,000	1,015
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,409
8.625% due 11/14/2011	125	144
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	312
Midwest Generation LLC
8.560% due 01/02/2016	425	478
8.750% due 05/01/2034	3,200	3,584
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	996
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	950
Nevada Power Co.
5.875% due 01/15/2015	450	441
Nextel Communications, Inc.
6.875% due 10/31/2013	2,000	2,095
5.950% due 03/15/2014	1,000	1,000
7.375% due 08/01/2015	2,125	2,255
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	171
Nisource Finance Corp.
3.430% due 11/23/2009 (a)	7,000	7,048
NRG Energy, Inc.
8.000% due 12/15/2013	3,028	3,217
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,543
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	1,837	1,842
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	4,079
7.000% due 10/30/2031	170	187
PSEG Energy Holdings LLC
10.000% due 10/01/2009	725	817
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,892
7.750% due 04/15/2011	1,000	1,140
6.950% due 06/01/2012	270	299
5.500% due 12/01/2015	900	907
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,439
7.250% due 02/15/2011	700	656
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,662	1,624
Reliant Energy, Inc.
9.500% due 07/15/2013	2,450	2,677
6.750% due 12/15/2014	750	703
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	500	430
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,061
8.250% due 03/15/2012	1,800	1,845
SBC Communications, Inc.
4.206% due 06/05/2021	3,160	3,166
South Point Energy
8.400% due 05/30/2012	2,194	2,046
Southern California Edison Co.
2.930% due 01/13/2006 (a)	75	75
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,391
Time Warner Telecom, Inc.
9.750% due 07/15/2008	200	196
10.125% due 02/01/2011	325	315
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,896
Verizon New England, Inc.
6.500% due 09/15/2011	625	670
Verizon New York, Inc.
6.875% due 04/01/2012	25	27
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	240

		89,580

Total Corporate Bonds & Notes (Cost $482,503)		480,426

U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
5.500% due 12/01/2032-12/31/2049 (d)	34,503	34,626
Freddie Mac
5.000% due 06/15/2013	1,066	1,075

Total U.S. Government Agencies (Cost $35,847)		35,701

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	14,443	15,166
3.625% due 01/15/2008	12,393	13,333

Total U.S. Treasury Obligations (Cost $28,431)		28,499

ASSET-BACKED SECURITIES 0.4%

SLM Student Loan Trust
2.710% due 04/25/2010 (a)	4,500	4,498

Total Asset-Backed Securities (Cost $4,500)		4,498

SOVEREIGN ISSUES 29.0%

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,246
Republic of Brazil
3.063% due 04/15/2006 (a)	218	218
3.063% due 04/15/2006 (a)	202	202
10.000% due 01/16/2007	1,000	1,080
11.250% due 07/26/2007	250	280
11.500% due 03/12/2008	1,825	2,065
3.125% due 04/15/2009 (a)	5,671	5,551

22  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
3.125% due 04/15/2009 (a)		$1,588	$1,555
8.840% due 06/29/2009 (a)		9,100	10,158
14.500% due 10/15/2009		900	1,135
12.000% due 04/15/2010		2,200	2,585
10.000% due 08/07/2011		7,850	8,517
11.000% due 01/11/2012		14,825	16,826
3.125% due 04/15/2012 (a)		7,181	6,784
10.250% due 06/17/2013		1,100	1,202
8.000% due 04/15/2014		20,221	20,146
10.500% due 07/14/2014		3,400	3,748
8.875% due 04/15/2024		907	865
10.125% due 05/15/2027		150	158
12.250% due 03/06/2030		2,335	2,837
8.250% due 01/20/2034		7,270	6,474
11.000% due 08/17/2040		25,267	28,154
Republic of Bulgaria
3.750% due 07/28/2012 (a)		187	189
Republic of Chile
7.125% due 01/11/2012		857	959
5.500% due 01/15/2013		635	651
Republic of Colombia
9.750% due 04/23/2009		45	49
9.750% due 04/09/2011 (a)		143	158
10.000% due 01/23/2012		91	99
10.750% due 01/15/2013		20	22
10.375% due 01/28/2033		515	548
Republic of Croatia
3.813% due 07/31/2010 (a)		153	152
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,253
8.000% due 08/15/2030 (a)		17,195	15,416
Republic of Guatemala
9.250% due 08/01/2013		1,845	2,096
Republic of Malaysia
8.750% due 06/01/2009		255	292
7.500% due 07/15/2011		899	1,019
Republic of Panama
8.250% due 04/22/2008		2,042	2,185
9.625% due 02/08/2011		442	502
9.375% due 07/23/2012		1,843	2,092
9.375% due 04/01/2029		75	86
Republic of Peru
9.125% due 01/15/2008		321	351
9.125% due 02/21/2012		1,586	1,792
9.875% due 02/06/2015		47	54
5.000% due 03/07/2017 (a)		3,316	3,103
8.750% due 11/21/2033		1,000	1,045
Republic of Poland
4.000% due 10/27/2024 (a)		55	49
Republic of South Africa
9.125% due 05/19/2009		750	856
7.375% due 04/25/2012		2,730	3,010
6.500% due 06/02/2014		7,500	7,883
Republic of Ukraine
11.000% due 03/15/2007 (a)		373	402
6.365% due 08/05/2009 (a)		1,700	1,819
6.875% due 03/04/2011		500	515
7.650% due 06/11/2013		225	242
Republic of Venezuela
9.375% due 01/13/2034		1,100	1,092
Russian Federation
8.750% due 07/24/2005		7,750	7,879
8.250% due 03/31/2010 (a)		3,380	3,649
11.000% due 07/24/2018		500	694
12.750% due 06/24/2028		500	820
5.000% due 03/31/2030 (a)		71,606	73,432
United Mexican States
10.375% due 02/17/2009		1,555	1,842
9.875% due 02/01/2010		215	256
8.375% due 01/14/2011		5,413	6,174
7.500% due 01/14/2012		2,995	3,314
6.375% due 01/16/2013		3,689	3,837
5.875% due 01/15/2014		8,350	8,308
11.375% due 09/15/2016		30	43
8.125% due 12/30/2019		1,795	2,062
8.000% due 09/24/2022		45	51
8.300% due 08/15/2031		4,868	5,586
7.500% due 04/08/2033		530	563
6.750% due 09/27/2034		6,000	5,871

Total Sovereign Issues (Cost $290,458)			299,148

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 10.1%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,733
Aspropulsion Capital BV
9.625% due 10/01/2013		325	472
Banque Centrale De Tunisie
6.250% due 02/20/2013		2,820	4,198
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	7,123
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,394
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,833
El Paso Corp.
7.125% due 05/06/2009		600	797
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,813
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,467
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,182
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,812
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,324
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,129
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,891
Kronos International, Inc.
8.875% due 06/30/2009		3,000	4,161
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,942
Mitchells & Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,572
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,417
Republic of Ukraine
10.000% due 03/15/2007		7,523	10,630
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,579
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014		500	487
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,212
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	895
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014	EC	5,300	7,069
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	7,080
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,365
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,187
Veolia Environnement
4.875% due 05/28/2013	EC	3,460	4,757

Total Foreign Currency-Denominated Issues (Cost $97,346)			104,521

	Shares
PREFERRED SECURITY 0.1%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,403

Total Preferred Security (Cost $1,437)			1,403

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		43,000	2,389

Total Preferred Stock (Cost $2,150)			2,389

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.9%

Commercial Paper 4.6%

Fannie Mae
2.694% due 06/01/2005		$3,800	3,781
2.711% due 06/01/2005		4,000	3,980
2.604% due 06/08/2005		3,000	2,983
Ford Motor Credit Co.
2.520% due 04/07/2005		1,000	999
3.400% due 08/26/2005		5,700	5,626
Freddie Mac
3.000% due 08/08/2005		4,300	4,252
General Electric Capital Corp.
2.660% due 04/28/2005		5,600	5,589
General Motors Acceptance Corp.
2.436% due 04/05/2005		1,000	1,000
Skandinaviska Enskilda Banken AB (SEB)
2.880% due 06/09/2005		4,000	3,977
UBS Finance, Inc.
2.830% due 04/01/2005		12,700	12,700
2.770% due 06/14/2005		1,400	1,391
2.785% due 06/15/2005		1,000	994

			47,272

Repurchase Agreement 0.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $1,028. Repurchase proceeds are $1,004.)		1,004	1,004

U.S. Treasury Bills 0.2%

2.620% due 05/05/2005-06/16/2005 (d)(f)		2,635	2,625

Total Short-Term Instruments (Cost $50,903)			50,901

Total Investments (e) 97.5% (Cost $993,934)			$1,007,847

Written Options (h) (0.1%) (Premiums $494)			(548)

Other Assets and Liabilities (Net) 2.6%			26,289

Net Assets 100.0%			$1,033,588

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $4,037 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $2,625 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	06/2005	374	$414

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		9,600	(4)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	163
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		$56,300	1,026

							$1,182

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$53
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	450	1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(472)
Credit Suisse First Boston	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.090%	06/20/2005	4,000	(1)
Goldman Sachs & Co.	General Electric Capital Corp. 5.450% due 01/15/2013	Sell	0.100%	06/20/2005	4,000	0
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	30
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	77
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	32
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	12
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	13
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	38
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	7
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	21
Lehman Brothers, Inc.	Verizon Global Funding Corp. 7.250% due 12/01/2010	Sell	0.200%	06/20/2005	4,000	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	0
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	153
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	60
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,340	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	14
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	8
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	30
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	2

						$84

24  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call — CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	481	$111	$15
Call — CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	450	132	7
Put — CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	481	133	195
Put — CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	450	118	331

				$494	$548

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	04/2005	$176	$0	$176
Buy	BR	832	04/2005	12	0	12
Buy		1,372	05/2005	0	(9)	(9)
Buy		691	06/2005	5	0	5
Sell	C$	4,500	04/2005	15	0	15
Buy	CP	255,840	05/2005	0	(10)	(10)
Buy		139,385	06/2005	2	0	2
Buy		48,017	08/2005	0	(1)	(1)
Buy	CY	2,189	09/2005	0	(3)	(3)
Buy	EC	3,216	04/2005	16	0	16
Sell		76,325	04/2005	3,194	0	3,194
Buy	H$	2,181	04/2005	0	(1)	(1)
Buy	JY	1,172,641	04/2005	0	(226)	(226)
Buy	KW	303,021	04/2005	5	0	5
Buy		5,851,594	05/2005	78	0	78
Buy		271,400	06/2005	0	(4)	(4)
Buy	MP	5,322	05/2005	2	(1)	1
Buy		14,461	06/2005	8	0	8
Buy	PN	1,586	05/2005	1	0	1
Buy		800	06/2005	0	0	0
Buy	PZ	1,572	05/2005	0	(11)	(11)
Buy		935	06/2005	0	(5)	(5)
Buy	RP	8,557	05/2005	0	(1)	(1)
Buy		15,634	06/2005	0	(3)	(3)
Buy	RR	19,027	04/2005	6	0	6
Buy		13,238	05/2005	1	0	1
Buy		7,010	06/2005	0	(3)	(3)
Buy	S$	473	04/2005	0	(3)	(3)
Buy		780	05/2005	0	(4)	(4)
Buy		393	06/2005	0	(4)	(4)
Buy	SR	1,166	05/2005	0	(2)	(2)
Buy	SV	25,011	05/2005	0	(20)	(20)
Buy		7,689	06/2005	0	(5)	(5)
Buy	T$	15,341	05/2005	0	0	0
Buy		7,639	06/2005	0	(10)	(10)

				$3,521	$(326)	$3,195

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  25

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
BRAZIL 30.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		$12,273	$12,271
10.000% due 01/16/2007		1,000	1,080
11.500% due 03/12/2008		14,100	15,954
3.125% due 04/15/2009 (a)		35,868	35,110
8.840% due 06/29/2009 (a)		30,650	34,213
14.500% due 10/15/2009		2,600	3,279
12.000% due 04/15/2010		4,865	5,716
9.250% due 10/22/2010		2,880	3,038
10.000% due 08/07/2011		8,180	8,875
11.000% due 01/11/2012		38,239	43,401
3.125% due 04/15/2012 (a)		60,239	56,906
10.250% due 06/17/2013		7,300	7,975
8.000% due 04/15/2014		49,541	49,357
10.500% due 07/14/2014		42,325	46,663
12.750% due 01/15/2020		3,750	4,650
3.063% due 04/15/2024 (a)		1,130	1,023
6.000% due 04/15/2024 (a)		11,697	10,553
8.875% due 04/15/2024		20,210	19,266
8.750% due 02/04/2025		4,000	3,760
10.125% due 05/15/2027		29,550	31,175
12.250% due 03/06/2030		17,365	21,098
8.250% due 01/20/2034		43,930	39,120
11.000% due 08/17/2040		162,711	181,301

Total Brazil (Cost $618,032)			635,784

BULGARIA 0.0%

Republic of Bulgaria
3.750% due 07/28/2012 (a)		$13	13

Total Bulgaria (Cost $13)			13

CAYMAN ISLANDS 0.1%

Petrobras International Finance Co.
7.750% due 09/15/2014		$650	645
Vale Overseas Ltd.
8.250% due 01/17/2034		750	784

Total Cayman Islands (Cost $1,291)			1,429

CHILE 0.7%

Banco Santander Chile
3.310% due 12/09/2009 (a)		$8,500	8,531
5.375% due 12/09/2014		3,000	2,979
Republic of Chile
3.110% due 01/28/2008 (a)		24	24
7.125% due 01/11/2012		1,740	1,948
5.500% due 01/15/2013		1,665	1,706

Total Chile (Cost $15,155)			15,188

CHINA 0.8%

Export-Import Bank of China
5.250% due 07/29/2014		$17,750	17,842

Total China (Cost $17,572)			17,842

COLOMBIA 0.8%

Republic of Colombia
9.750% due 04/23/2009		$910	998
10.500% due 07/09/2010		2,000	2,210
9.750% due 04/09/2011 (a)		2,447	2,704
10.000% due 01/23/2012		8,800	9,548
10.750% due 01/15/2013		1,680	1,886

Total Colombia (Cost $17,754)			17,346

CROATIA 0.0%

Republic of Croatia
3.813% due 07/31/2010 (a)		$898	898

Total Croatia (Cost $895)			898

ECUADOR 4.7%

Republic of Ecuador
12.000% due 11/15/2012		$250	251
8.000% due 08/15/2030 (a)		110,787	99,202

Total Ecuador (Cost $85,687)			99,453

EL SALVADOR 0.3%

Republic of El Salvador
8.500% due 07/25/2011		$5,515	6,249

Total El Salvador (Cost $5,993)			6,249

GERMANY (e) 1.5%

Gazprom International S.A.
9.125% due 04/25/2007		$1,000	1,075
9.625% due 03/01/2013		2,000	2,292
Republic of Germany
3.750% due 07/04/2013	EC	20,000	26,448

Total Germany (Cost $30,872)			29,815

GUATEMALA 0.7%

Republic of Guatemala
10.250% due 11/08/2011		$250	292
9.250% due 08/01/2013		13,531	15,364

Total Guatemala (Cost $15,530)			15,656

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014		$2,950	2,982

Total Hong Kong (Cost $2,929)			2,982

INDIA 0.1%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,500	1,458

Total India (Cost $1,489)			1,458

LUXEMBOURG 0.7%

Gaz Capital S.A.
8.625% due 04/28/2034		$1,900	2,123
Gazprom International S.A.
7.201% due 02/01/2020		5,000	5,113
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,487
Tengizchevroil Finance Co.
6.124% due 11/15/2014		4,400	4,378
VimpelCom
8.375% due 10/22/2011		450	448

Total Luxembourg (Cost $15,075)			15,549

MALAYSIA 1.7%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	1,990
Petronas Capital Ltd.
7.000% due 05/22/2012		23,760	26,164
7.875% due 05/22/2022		3,000	3,595
Republic of Malaysia
8.750% due 06/01/2009		3,200	3,661

Total Malaysia (Cost $35,491)			35,410

MEXICO 15.9%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$4,050	3,984
Pemex Finance Ltd.
9.030% due 02/15/2011		60	67
Pemex Project Funding Master Trust
8.500% due 02/15/2008		3,200	3,486
9.375% due 12/02/2008		500	567
4.460% due 10/15/2009 (a)		25,303	26,677
4.310% due 06/15/2010 (a)		11,056	11,305
9.125% due 10/13/2010		565	654
8.000% due 11/15/2011		7,000	7,763
7.375% due 12/15/2014		6,099	6,541
9.250% due 03/30/2018		4,597	5,539
8.625% due 02/01/2022		17,733	20,193
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,035
United Mexican States
8.625% due 03/12/2008		1,500	1,655
4.625% due 10/08/2008		60	59
3.330% due 01/13/2009 (a)		24	24
10.375% due 02/17/2009		2,690	3,186
8.375% due 01/14/2011		19,142	21,828
7.500% due 01/14/2012		5,750	6,362
6.375% due 01/16/2013		36,986	38,465
5.875% due 01/15/2014		8,000	7,960
6.625% due 03/03/2015		15,450	16,138
11.375% due 09/15/2016		1,060	1,516
8.125% due 12/30/2019		39,465	45,326
8.000% due 09/24/2022		26,180	29,780
11.500% due 05/15/2026		10,000	15,150
8.300% due 08/15/2031		19,400	22,262
7.500% due 04/08/2033		24,725	26,270
6.750% due 09/27/2034		10,400	10,176
United Mexican States Value Recovery Rights
0.000% due 06/30/2005 (a)		20,094	281
0.000% due 06/30/2006 (a)		20,094	522
0.000% due 06/30/2007 (a)		18,575	437

Total Mexico (Cost $330,765)			335,208

MOROCCO 0.2%

Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,537	3,493

Total Morocco (Cost $3,419)			3,493

PANAMA 2.5%

Republic of Panama
8.250% due 04/22/2008		$4,110	4,398
9.625% due 02/08/2011		18,439	20,929
9.375% due 07/23/2012		20,123	22,840
3.750% due 07/17/2014 (a)		46	45
7.250% due 03/15/2015		1,000	998
8.875% due 09/30/2027		250	270
9.375% due 04/01/2029		2,675	3,063

Total Panama (Cost $52,179)			52,543

26  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
PERU 3.3%

Republic of Peru
9.125% due 01/15/2008		$5,209	$5,704
9.125% due 02/21/2012		19,041	21,516
5.000% due 03/07/2017 (a)		41,942	39,073
8.750% due 11/21/2033		3,795	3,966

Total Peru (Cost $66,650)			70,259

RUSSIA 18.0%

Russian Federation
8.750% due 07/24/2005		$25,648	26,074
10.000% due 06/26/2007		1,180	1,301
8.250% due 03/31/2010 (a)		37,280	40,247
8.250% due 03/31/2010		3,000	3,248
11.000% due 07/24/2018		2,700	3,746
12.750% due 06/24/2028		9,275	15,217
5.000% due 03/31/2030 (a)		283,880	291,148

Total Russia (Cost $377,625)			380,981

SOUTH AFRICA (e) 2.1%

Republic of South Africa
8.375% due 10/17/2006		$1,000	1,055
9.125% due 05/19/2009		6,940	7,920
7.375% due 04/25/2012		5,250	5,788
5.250% due 05/16/2013	EC	12,160	16,408
6.500% due 06/02/2014		$11,650	12,245
8.500% due 06/23/2017		250	301

Total South Africa (Cost $40,782)			43,717

TUNISIA (e) 2.4%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	608
7.375% due 04/25/2012		$43,887	48,824
8.250% due 09/19/2027		1,680	1,966

Total Tunisia (Cost $51,126)			51,398

UKRAINE 4.0%

Republic of Ukraine
11.000% due 03/15/2007		$10,888	11,710
6.365% due 08/05/2009 (a)		26,220	28,094
6.875% due 03/04/2011		33,900	34,913
7.650% due 06/11/2013		9,585	10,296

Total Ukraine (Cost $81,706)			85,013

UNITED STATES 0.1%

U.S. Treasury Bond
7.125% due 02/15/2023		$1,000	1,267

Total United States (Cost $1,289)			1,267

VENEZUELA 1.9%

Republic of Venezuela
5.375% due 08/07/2010		$4,000	3,566
3.692% due 04/20/2011 (a)		7,350	6,514
10.750% due 09/19/2013		5,000	5,575
8.500% due 10/08/2014		2,000	1,975
7.000% due 12/01/2018		5,000	4,272
0.000% due 04/15/2020 (a)		4	0
9.250% due 09/15/2027		18,540	18,457

Total Venezuela (Cost $42,140)			40,359

SHORT-TERM INSTRUMENTS 24.7%

Certificates of Deposit 3.2%

Bank of America, N.A.
2.610% due 04/20/2005		$16,800	16,800
Wells Fargo Bank, N.A.
2.790% due 04/11/2005		52,100	52,100

			68,900

Commercial Paper 17.4%

Fannie Mae
2.422% due 04/13/2005		32,200	32,173
2.390% due 04/15/2005		18,300	18,283
2.508% due 04/20/2005		5,100	5,093
2.580% due 04/27/2005		45,400	45,315
2.485% due 05/25/2005		18,500	18,431
2.645% due 06/01/2005		5,900	5,870
2.694% due 06/01/2005		27,500	27,362
2.732% due 06/01/2005		1,900	1,890
2.640% due 06/02/2005		12,200	12,138
2.784% due 06/15/2005		30,000	29,813
2.875% due 06/27/2005		4,400	4,368
Rabobank USA Financial Corp.
2.820% due 04/01/2005		47,800	47,800
TotalFinalElf Capital S.A.
2.830% due 04/01/2005		57,800	57,800
UBS Finance, Inc.
2.830% due 04/01/2005		57,600	57,600
2.775% due 04/25/2005		5,400	5,390

			369,326

Repurchase Agreements 3.5%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.750% due 05/15/2014 valued at $67,592. Repurchase proceeds are $66,405.)		66,400	66,400
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $6,912. Repurchase proceeds are $6,775.)		6,775	6,775

			73,175

U.S. Treasury Bills 0.6%

2.736% due 05/05/2005-06/16/2005 (b)(c)		12,270	12,193

Total Short-Term Instruments (Cost $523,624)			523,594

Total Investments 117.3% (Cost $2,435,083)			$2,482,904

Other Assets and Liabilities (Net) (17.3%)			(366,676)

Net Assets 100.0%			$2,116,228

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $567 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Long Futures	06/2005	213	$2

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  27

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2005

(d)	Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$8,025	$332
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014	8,125	640
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	686	2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	124
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	14
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	11
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013	20,000	2,163
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	14,000	2,609
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	4,000	449
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	2,450	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,000	54
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	4,000	43
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	3,500	339
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	7,950	(12)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	16,540	16
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	5,400	626
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	12,000	417
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	19
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	2.850%	03/20/2008	5,000	10
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	3,700	171
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005	10,720	57
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	12,000	1,214
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	46
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	60
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	2,060	6
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	7,630	21
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% until 05/15/2026	Sell	1.280%	02/20/2009	3,800	57
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	16,000	112
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,200	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,078
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	316
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,000	(11)

						$12,003

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	44,400	$(30)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		22,900	(11)

							$(41)

28  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	04/2005	$48	$0	$48
Buy		7,579	05/2005	0	(48)	(48)
Buy		48,805	08/2005	0	(415)	(415)
Buy	CP	1,464,800	05/2005	0	(51)	(51)
Buy		16,878	06/2005	0	0	0
Buy		265,041	08/2005	0	(3)	(3)
Buy	CY	24,681	09/2005	0	(33)	(33)
Sell	EC	34,849	04/2005	1,468	0	1,468
Buy	H$	9,953	04/2005	0	(6)	(6)
Buy	JY	1,391,423	04/2005	0	(268)	(268)
Buy	KW	1,468,665	04/2005	24	0	24
Buy		4,404,138	05/2005	54	0	54
Sell		2,421,664	05/2005	0	(49)	(49)
Buy	MP	30,980	05/2005	12	(6)	6
Buy		7,783	06/2005	4	0	4
Buy	PN	9,065	05/2005	4	0	4
Buy		316	06/2005	0	0	0
Buy	PZ	8,880	05/2005	0	(62)	(62)
Buy		863	06/2005	0	(5)	(5)
Buy	RP	31,277	05/2005	0	(5)	(5)
Buy		131,042	06/2005	0	(26)	(26)
Buy	RR	36,441	04/2005	12	0	12
Buy		70,553	05/2005	4	0	4
Buy		12,833	06/2005	0	(6)	(6)
Buy	S$	2,111	04/2005	0	(16)	(16)
Buy		4,215	05/2005	0	(20)	(20)
Buy	SR	6,553	05/2005	0	(9)	(9)
Buy	SV	85,249	05/2005	0	(65)	(65)
Buy		6,525	06/2005	0	(4)	(4)
Buy	T$	88,133	05/2005	1	(2)	(1)
Buy		2,545	06/2005	0	(3)	(3)

				$1,631	$(1,102)	$529

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  29

Schedule of Investments

Floating Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 12.7%

Advertising Directory Solutions, Inc.
4.850% due 11/09/2011 (a)	$991	$995
AES Corp.
5.250% due 04/30/2008 (a)	1,000	1,023
5.570% due 04/30/2008 (a)	1,000	1,023
Alderwoods Group, Inc.
4.850% due 08/07/2008 (a)	24	25
3.940% due 09/17/2008 (a)	72	74
4.540% due 09/17/2008 (a)	137	139
5.296% due 09/17/2008 (a)	68	69
Allegheny Energy, Inc.
4.810% due 03/08/2011 (a)	1,673	1,698
5.150% due 03/08/2011 (a)	24	24
5.880% due 03/08/2011 (a)	587	596
Allied Waste North America
4.850% due 01/15/2012 (a)	730	738
5.000% due 01/15/2012 (a)	405	410
5.370% due 01/15/2012 (a)	324	328
5.090% due 02/24/2012 (a)	730	737
5.750% due 02/24/2012 (a)	811	819
American Tower LP
5.750% due 02/28/2011 (a)	2,000	2,027
Appleton Papers, Inc.
4.790% due 06/09/2010 (a)	149	151
5.550% due 06/11/2010 (a)	149	151
Ardent Health Services, Inc.
5.250% due 08/15/2011 (a)	2,985	2,992
Berry Plastics Corp.
4.680% due 07/22/2010 (a)	1	1
4.770% due 07/22/2010 (a)	497	507
Boise Cascade Corp.
5.125% due 10/29/2011 (a)	1,919	1,957
Brenntag AG
5.880% due 02/27/2012 (a)	1,000	1,017
Celanese Americas Corp.
2.590% due 07/27/2009 (a)	2,000	2,041
5.625% due 04/11/2011 (a)	674	689
5.625% due 07/27/2011 (a)	326	333
Centennial Communications
4.880% due 01/20/2011 (a)	42	43
5.140% due 01/20/2011 (a)	32	33
5.342% due 01/20/2011 (a)	420	428
5.630% due 01/20/2011 (a)	126	128
5.630% due 02/09/2011 (a)	378	385
Charter Communications Holdings LLC
5.890% due 04/26/2011 (a)	3	3
5.980% due 04/26/2011 (a)	993	999
Community Health Systems, Inc.
4.640% due 08/19/2011 (a)	1,983	2,013
Cooper Standard Automotive, Inc.
4.750% due 12/23/2011 (a)	2,538	2,552
Dex Media West LLC
4.480% due 09/09/2010 (a)	554	563
4.520% due 09/09/2010 (a)	155	158
4.600% due 09/09/2010 (a)	486	495
4.620% due 09/09/2010 (a)	639	650
4.660% due 09/09/2010 (a)	418	426
4.750% due 09/09/2010 (a)	869	884
4.850% due 09/09/2010 (a)	547	557
5.050% due 09/09/2010 (a)	327	333
DirecTV Holdings LLC
4.560% due 03/06/2010 (a)	1,485	1,490
Dresser-Rand Group, Inc.
5.125% due 10/29/2009 (a)	22	22
5.438% due 10/29/2009 (a)	1,552	1,581
5.125% due 10/29/2011 (a)	169	173
El Paso Corp.
4.957% due 11/22/2009 (a)	3,875	3,928
5.625% due 11/22/2009 (a)	620	629
Federal-Mogul Corp.
1.000% due 12/08/2011 (a)	4,000	4,018
General Growth Properties
5.110% due 11/12/2007 (a)	1,000	2,525
4.940% due 11/12/2008 (a)	3,500	2,036
GoodYear Tire
6.790% due 09/30/2007 (a)	1,500	1,513
Graham Packaging Co., Inc.
7.313% due 03/15/2012 (a)	1,500	1,549
Headwaters, Inc.
5.920% due 04/30/2011 (a)	1,237	1,256
Healthsouth Corp.
5.350% due 03/31/2010 (a)	1,500	1,515
Hercules, Inc.
3.966% due 10/08/2010 (a)	564	572
4.310% due 10/08/2010 (a)	32	32
Insight Midwest LP
5.438% due 12/31/2009 (a)	1,499	1,529
Jarden Corp.
4.650% due 01/21/2012 (a)	4,500	4,565
Jean Coutu Group, Inc.
5.000% due 07/30/2011 (a)	1,990	2,032
Jefferson Smurfit Corp.
2.290% due 11/01/2010 (a)	87	89
4.750% due 11/01/2010 (a)	215	219
4.938% due 11/01/2010 (a)	358	365
5.188% due 11/01/2011 (a)	340	347
K&F Industries, Inc.
5.200% due 11/18/2012 (a)	374	381
5.750% due 11/18/2012 (a)	1,034	1,053
7.250% due 11/18/2012 (a)	19	19
Kinetic Concepts, Inc.
4.310% due 07/14/2010 (a)	1,589	1,611
Loews Cineplex Entertainment Corp.
4.970% due 07/08/2011 (a)	17	17
5.000% due 07/08/2011 (a)	679	691
4.814% due 07/22/2011 (a)	782	797
Mediacom Communications Corp.
5.060% due 09/30/2010 (a)	160	164
5.250% due 09/30/2010 (a)	411	419
5.290% due 09/30/2010 (a)	160	164
5.340% due 09/30/2010 (a)	1,751	1,784
5.590% due 09/30/2010 (a)	13	13
Nalco Co.
4.850% due 11/01/2010 (a)	472	482
4.920% due 11/01/2010 (a)	416	425
5.050% due 11/01/2010 (a)	612	625
New Skies Satellites
5.188% due 05/02/2010 (a)	978	992
5.375% due 05/02/2010 (a)	232	235
1.010% due 05/04/2011 (a)	1,000	1,014
Novelis, Inc.
4.500% due 12/30/2011 (a)	2,964	3,016
NRG Energy, Inc.
2.992% due 12/24/2011 (a)	1,969	2,002
5.255% due 12/24/2011 (a)	2,531	2,574
Pacificare Health
4.250% due 12/17/2008 (a)	635	643
4.938% due 12/17/2008 (a)	562	569
PanAmSat Corp.
5.300% due 08/20/2009 (a)	473	477
5.350% due 08/20/2009 (a)	382	385
5.310% due 08/20/2011 (a)	1,500	1,526
Polypore, Inc.
4.920% due 11/12/2011 (a)	469	475
Primedia, Inc.
7.375% due 12/31/2009 (a)	1,188	1,208
Qwest Corp.
6.950% due 06/30/2010 (a)	2,000	2,035
Refco Finance Holdings LLC
4.850% due 08/05/2011 (a)	3,020	3,059
Reliant Resources, Inc.
5.225% due 12/22/2010 (a)	308	312
6.089% due 12/22/2010 (a)	3,692	3,742
Resorts International Hotel and Casino, Inc.
1.000% due 03/03/2012 (a)	1,500	1,519
Revlon Consumer Products Corp.
9.000% due 07/09/2010 (a)	125	131
8.030% due 07/31/2010 (a)	250	261
8.240% due 07/31/2010 (a)	500	522
RH Donnelley, Inc.
4.310% due 06/30/2011 (a)	50	51
4.360% due 06/30/2011 (a)	150	152
4.700% due 06/30/2011 (a)	199	203
4.760% due 06/30/2011 (a)	249	254
4.780% due 06/30/2011 (a)	150	152
4.800% due 06/30/2011 (a)	50	51
4.810% due 06/30/2011 (a)	199	203
4.840% due 06/30/2011 (a)	50	51
4.850% due 06/30/2011 (a)	336	342
Sealy Mattress Co.
4.910% due 08/06/2012 (a)	270	276
5.160% due 08/06/2012 (a)	204	208
Simmons Bedding Co.
4.750% due 12/19/2011 (a)	29	30
5.438% due 12/19/2011 (a)	38	39
5.625% due 12/19/2011 (a)	50	51
5.750% due 12/19/2011 (a)	819	835
6.750% due 12/19/2011 (a)	25	26
7.250% due 12/19/2011 (a)	38	39
Telcordia Technologies, Inc.
5.584% due 09/09/2012 (a)	1,500	1,508
Tenneco Automotive, Inc.
4.940% due 12/12/2010 (a)	1,347	1,375
5.120% due 12/12/2010 (a)	2,653	2,708
UGS PLM Solution
6.750% due 05/26/2011 (a)	2,492	2,542
Universal City Development
4.660% due 06/09/2010 (a)	564	573
5.100% due 06/09/2010 (a)	18	18
4.820% due 06/19/2010 (a)	418	425
UPC Finance
5.752% due 09/15/2012 (a)	2,000	2,024
Valor Communication
4.850% due 02/15/2012 (a)	267	271
5.100% due 02/15/2012 (a)	733	745
Warner ChilCott Co., Inc.
5.584% due 01/18/2012 (a)	5,056	5,115
Worldspan LP
5.625% due 02/16/2010 (a)	500	501
5.750% due 02/16/2010 (a)	500	501
7.250% due 02/16/2010 (a)	500	501
Wynn Las Vegas LLC
4.955% due 12/14/2011 (a)	1,500	1,528
5.005% due 12/14/2011 (a)	1,500	1,528

Total Bank Loan Obligations (Cost $122,763)		123,367

CORPORATE BONDS & NOTES 25.9%

Banking & Finance 11.4%

American General Finance Corp.
2.660% due 01/06/2006 (a)	600	600
Banco Santander Chile
3.310% due 12/09/2009 (a)	1,500	1,505
Bear Stearns Cos, Inc.
3.690% due 09/27/2007 (a)	650	658
3.030% due 01/30/2009 (a)	2,500	2,512
3.230% due 09/09/2009 (a)	1,680	1,686
Borden US Finance Corp.
7.410% due 07/15/2010 (a)	600	624
CIT Group, Inc.
2.770% due 04/19/2006 (a)	400	400
3.040% due 05/18/2007 (a)	100	100
2.740% due 09/20/2007 (a)	7,000	7,019

30  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Ford Motor Credit Co.
7.600% due 08/01/2005	$1,000	$1,011
6.875% due 02/01/2006	1,200	1,217
3.750% due 11/16/2006 (a)	3,000	2,970
4.000% due 03/21/2007 (a)	3,000	3,007
3.920% due 09/28/2007 (a)	2,500	2,440
4.050% due 01/15/2010 (a)	1,000	971
General Electric Capital Corp.
2.950% due 02/03/2006 (a)	100	100
2.960% due 05/12/2006 (a)	100	100
2.980% due 03/04/2008 (a)	2,500	2,500
2.830% due 04/30/2009 (a)	1,500	1,503
3.030% due 11/21/2011 (a)	2,000	2,009
2.750% due 09/15/2014 (a)	450	454
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	1,000	1,000
7.500% due 07/15/2005	400	403
3.920% due 10/20/2005 (a)	1,390	1,387
6.750% due 01/15/2006	1,189	1,198
3.695% due 05/18/2006 (a)	5,050	4,943
3.560% due 01/16/2007 (a)	250	240
3.610% due 07/16/2007 (a)	1,100	1,037
6.125% due 08/28/2007	4,000	3,903
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	5,000	5,001
2.870% due 10/27/2006 (a)	800	802
3.190% due 03/30/2007 (a)	1,500	1,502
3.022% due 07/23/2009 (a)	4,135	4,161
2.990% due 10/07/2011 (a)	2,000	2,011
Household Finance Corp.
2.920% due 02/09/2007 (a)	125	125
3.080% due 11/16/2009 (a)	4,500	4,524
HSBC Bank USA N.A.
3.120% due 09/21/2007 (a)	1,400	1,402
International Lease Finance Corp.
3.060% due 01/15/2010 (a)	4,500	4,505
Korea Development Bank
3.070% due 10/20/2009 (a)	5,200	5,208
Merrill Lynch & Co., Inc.
3.260% due 03/07/2006 (a)	100	100
2.940% due 04/18/2006 (a)	250	251
Morgan Stanley Dean Witter & Co.
2.830% due 11/09/2006 (a)	2,500	2,501
2.760% due 01/12/2007 (a)	442	443
2.919% due 02/15/2007 (a)	700	701
2.795% due 01/18/2008 (a)	2,000	2,004
2.932% due 01/22/2009 (a)	100	100
2.940% due 01/15/2010 (a)	3,500	3,521
National Rural Utilities Cooperative Finance Corp.
2.910% due 02/17/2006 (a)	900	901
Pemex Finance Ltd.
8.450% due 02/15/2007	722	750
8.020% due 05/15/2007	3,750	3,908
SLM Corp.
2.690% due 09/15/2006 (a)	2,500	2,508
2.820% due 01/25/2007 (a)	2,500	2,505
2.822% due 01/25/2008 (a)	9,000	8,997
2.910% due 07/25/2008 (a)	500	502
2.900% due 01/26/2009 (a)	1,000	1,002
UBS Luxembourg S.A.
4.450% due 10/24/2006	150	152
Universal City Florida Holding Co.
7.492% due 05/01/2010 (a)	2,500	2,600
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	300	300
Wells Fargo & Co.
2.950% due 09/29/2005 (a)	250	250

		110,734

Industrials 10.2%

Abitibi-Consolidated, Inc.
5.990% due 06/15/2011 (a)	2,350	2,368
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	1,250	1,252
Boise Cascade LLC
5.535% due 10/15/2012 (a)	3,000	3,075
Bowater, Inc.
6.010% due 03/15/2010 (a)	2,500	2,581
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	220	224
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)	3,100	3,301
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	458
CCO Holdings LLC
7.135% due 12/15/2010	4,000	3,970
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	6,000	6,040
CSX Corp.
3.050% due 08/03/2006 (a)	4,000	4,008
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	780	783
3.470% due 05/24/2006 (a)	5,100	5,123
3.770% due 08/08/2006 (a)	100	101
3.150% due 11/17/2006 (a)	1,000	1,001
3.200% due 03/07/2007 (a)	4,200	4,209
3.450% due 09/10/2007 (a)	800	802
Duke Energy Field Services LLC
7.500% due 08/16/2005	5,000	5,072
EchoStar DBS Corp.
5.750% due 10/01/2008	1,000	990
5.810% due 10/01/2008 (a)	2,755	2,834
El Paso Corp.
6.950% due 12/15/2007	1,750	1,781
Enterprise Products Operating LP
4.000% due 10/15/2007	500	490
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	3,950	4,073
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,050
7.375% due 07/15/2008	1,000	1,052
Goodman Global Holding Co, Inc.
5.501% due 06/15/2012 (a)	2,250	2,239
Halliburton Co.
4.160% due 10/17/2005 (a)	900	907
HCA, Inc.
6.910% due 06/15/2005	1,000	1,011
8.750% due 09/01/2010	1,000	1,130
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,000	965
Hertz Corp.
3.970% due 08/05/2008 (a)	100	98
JetBlue Airways Corp.
5.894% due 11/15/2008 (a)	2,500	2,505
La Quinta Corp.
7.000% due 08/15/2007	1,250	1,278
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,320	5,443
Lyondell Chemical Co.
9.500% due 12/15/2008	1,500	1,612
MagnaChip Semiconductor S.A.
6.260% due 12/15/2011 (a)	2,500	2,575
MCI, Inc.
5.908% due 05/01/2007	4,450	4,539
Meritor Automotive, Inc.
6.800% due 02/15/2009	500	497
Newpark Resources, Inc.
8.625% due 12/15/2007	1,500	1,493
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,921
Pemex Project Funding Master Trust
4.460% due 10/15/2009 (a)	100	105
4.310% due 06/15/2010 (a)	8,500	8,730
Primedia, Inc.
8.164% due 05/15/2010 (a)	1,100	1,172
Qwest Corp.
6.544% due 02/15/2009 (a)	3,850	3,898
TCI Communications, Inc.
7.250% due 08/01/2005	125	126
8.000% due 08/01/2005	100	101

		99,983

Utilities 4.3%

Alabama Power Co.
2.892% due 04/23/2006 (a)	100	100
Appalachian Power Co.
4.800% due 06/15/2005	2,000	2,006
3.420% due 06/29/2007 (a)	400	401
AT&T Corp.
8.050% due 11/15/2011	1,000	1,141
Carolina Power & Light Co.
7.500% due 04/01/2005	475	475
CMS Energy Corp.
9.875% due 10/15/2007	600	654
Dobson Cellular Systems
7.492% due 11/01/2011 (a)	1,500	1,545
Dominion Resources, Inc.
7.625% due 07/15/2005	100	101
3.094% due 05/15/2006 (a)	600	602
Duke Energy Corp.
3.409% due 12/08/2005 (a)	2,200	2,201
Intelsat Bermuda Ltd.
7.794% due 01/15/2012 (a)	4,500	4,590
Nisource Finance Corp.
7.625% due 11/15/2005	2,000	2,046
3.430% due 11/23/2009 (a)	3,500	3,524
Northwestern Corp.
7.300% due 12/01/2006	3,000	3,115
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	347	348
Progress Energy, Inc.
6.750% due 03/01/2006	4,500	4,613
PSEG Energy Holdings LLC
7.750% due 04/16/2007	600	620
8.625% due 02/15/2008	1,500	1,590
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,033
Rogers Wireless Communications, Inc.
6.135% due 12/15/2010	2,250	2,340
Rural Cellular Corp.
7.510% due 03/15/2010 (a)	1,400	1,442
Southern California Edison Co.
3.075% due 12/13/2007 (a)	3,000	2,999
Southwestern Electric Power
4.500% due 07/01/2005	1,000	1,003
Time Warner Telecom Holdings, Inc.
6.794% due 02/15/2011 (a)	2,350	2,374

		41,863

Total Corporate Bonds & Notes (Cost $253,158)		252,580

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
2.430% due 10/03/2005 (a)	200	200
2.455% due 07/06/2005 (a)	100	100
2.632% due 01/07/2006 (a)	2,500	2,499
2.745% due 05/22/2006 (a)	25,000	24,986
2.790% due 04/25/2035 (a)	481	481
2.825% due 09/07/2006 (a)	50,000	49,992

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Federal Home Loan Bank
2.765% due 08/26/2005 (a)		$2,500	$2,500
2.880% due 06/13/2006 (a)		39,500	39,494
2.975% due 03/28/2006 (a)		35,000	35,008
Freddie Mac
2.550% due 10/07/2005 (a)		200	200
2.925% due 09/09/2005 (a)		27,950	27,952
5.000% due 06/15/2013		694	700

Total U.S. Government Agencies (Cost $183,540)			184,112

U. S. TREASURY OBLIGATIONS 2.4%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007		21,664	22,750

Total U.S. Treasury Obligations (Cost $22,678)			22,750

MORTGAGE-BACKED SECURITIES 0.1%

Washington Mutual Mortgage Securities Corp.
2.960% due 12/25/2044 (a)		988	990

Total Mortgage-Backed Securities (Cost $988)			990

ASSET-BACKED SECURITIES 0.5%

Asset-Backed Securities Corp. Home Equity Loan Trust
3.010% due 12/25/2034 (a)		348	348
Capital Auto Receivables Asset Trust
2.640% due 03/17/2008		450	447
Chase Funding Loan Acquisition Trust
2.980% due 01/25/2033 (a)		274	275
Countrywide Asset-Backed Certificates
2.820% due 12/25/2018 (a)		74	74
2.800% due 04/25/2035 (a)		401	401
GSAMP Trust
3.020% due 06/20/2033 (a)		32	32
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.790% due 08/25/2034 (a)		61	61
2.800% due 11/25/2034 (a)		390	390
Park Place Securities, Inc.
2.810% due 02/25/2035 (a)		438	438
SLM Student Loan Trust
2.730% due 04/25/2010 (a)		3,100	3,099
Structured Asset Investment Loan Trust
2.820% due 10/25/2033 (a)		12	12

Total Asset-Backed Securities (Cost $6,061)			5,577

SOVEREIGN ISSUES 15.9%

Republic of Brazil
10.000% due 01/16/2007		250	270
11.250% due 07/26/2007		55	62
11.500% due 03/12/2008		25	28
3.125% due 04/15/2009 (a)		3,621	3,545
8.840% due 06/29/2009 (a)		39,210	43,768
10.000% due 08/07/2011		3,150	3,418
3.125% due 04/15/2012 (a)		21,711	20,510
8.000% due 04/15/2014		1,114	1,110
Republic of Bulgaria
3.750% due 07/28/2012 (a)		937	944
Republic of Chile
3.110% due 01/28/2008 (a)		1,461	1,470
Republic of Colombia
10.500% due 06/13/2006		750	801
8.625% due 04/01/2008		1,000	1,052
Republic of Ecuador
12.000% due 11/15/2012		1,500	1,504
8.000% due 08/15/2030 (a)		2,600	2,327
Republic of Egypt
7.625% due 07/11/2006		500	521
Republic of Kazakhstan
11.125% due 05/11/2007		750	850
Republic of Panama
8.250% due 04/22/2008		7,250	7,757
3.750% due 07/17/2014 (a)		619	595
3.750% due 07/17/2016 (a)		3,419	3,174
Republic of Peru
9.125% due 01/15/2008		5,400	5,913
5.000% due 03/07/2017 (a)		6,860	6,341
Republic of Ukraine
11.000% due 03/15/2007 (a)		2,203	2,369
6.365% due 08/05/2009 (a)		13,650	14,627
6.875% due 03/04/2011		250	257
Republic of Venezuela
5.375% due 08/07/2010		2,500	2,229
3.692% due 04/20/2011 (a)		16,850	14,934
Russian Federation
8.750% due 07/24/2005		4,747	4,826
8.250% due 03/31/2010 (a)		2,500	2,699
12.750% due 06/24/2028		100	164
5.000% due 03/31/2030 (a)		4,300	4,410
United Mexican States
3.330% due 01/13/2009 (a)		2,511	2,541

Total Sovereign Issues (Cost $157,123)			155,016

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 2.8%

Aries Vermoegensverwaltungs
5.426% due 10/25/2007 (a)	EC	12,250	16,707
Kingdom of Spain
3.100% due 09/20/2006	JY	190,000	1,851
Republic of Germany
6.875% due 05/12/2005	EC	280	365
2.000% due 06/17/2005		6,500	8,424

Total Foreign Currency-Denominated Issues (Cost $27,636)			27,347

CONVERTIBLE BONDS & NOTES 0.0%

AES Corp.
4.500% due 08/15/2005		$200	201

Total Convertible Bonds & Notes (Cost $200)			201

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		40,700	2,262

Total Preferred Stock (Cost $2,035)			2,262

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 20.4%

Certificates of Deposit 1.6%

Bank of America, N.A.
2.480% due 04/06/2005		$14,500	14,500
2.610% due 04/20/2005		1,500	1,500

			16,000

Commercial Paper 15.8%

Bank of Ireland
2.505% due 04/21/2005		11,900	11,883
Barclays U.S. Funding Corp.
2.665% due 05/02/2005		1,700	1,696
2.855% due 06/03/2005		22,000	21,886
CDC IXIS Commercial Paper, Inc.
2.695% due 05/09/2005		19,000	18,946
2.870% due 06/13/2005		5,000	4,970
Danske Corp.
2.375% due 04/01/2005		3,600	3,600
Ford Motor Credit Co.
2.520% due 04/07/2005		200	200
3.400% due 08/26/2005		4,300	4,244
Freddie Mac
2.690% due 06/20/2005		1,400	1,391
2.689% due 06/21/2005		16,400	16,289
2.907% due 06/30/2005		5,900	5,855
3.000% due 08/08/2005		16,900	16,710
General Electric Capital Corp.
2.660% due 04/28/2005		5,700	5,689
HBOS Treasury Services PLC
2.470% due 04/12/2005		6,600	6,595
Skandinaviska Enskilda Banken AB (SEB)
2.760% due 05/17/2005		3,900	3,886
2.700% due 05/27/2005		18,100	18,024
UBS Finance, Inc.
2.675% due 05/26/2005		10,400	10,358
2.730% due 06/02/2005		700	696
2.745% due 06/10/2005		900	895

			153,813

Repurchase Agreements 2.8%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $11,101. Repurchase proceeds are $10,901.)		10,900	10,900
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.400% due 06/17/2005 valued at $16,959. Repurchase proceeds are $16,623.)		16,622	16,622

			27,522

U.S. Treasury Bills 0.2%

2.656% due 05/05/2005-06/16/2005 (d)		1,600	1,592

Total Short-Term Instruments (Cost $198,944)			198,927

Total Investments 99.8% (Cost $975,126)			$973,129

Written Options (f) (0.0%) (Premiums $377)			(421)

Other Assets and Liabilities (Net) 0.2%			2,391

Net Assets 100.0%			$975,099

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

32  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		5,400	(2)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	38,300	155
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		$53,600	977

							$1,127

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009		$100	$4
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007		125	12
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009		400	16
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009		125	5
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		2,500	(5)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005		100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Buy	0.650%	09/20/2005		100	0
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006		100	2
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006		100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007		1,500	27
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007		1,500	(22)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009		300	3
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009		300	4
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009		9,000	(237)
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009		500	(38)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009		1,500	(31)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009		1,500	(39)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		23,400	(46)
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007		100	2
Citibank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009		1,300	(29)
Citibank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009		2,500	(71)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		1,000	0
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008		1,820	24
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009		150	12
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009		100	9
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009		125	4
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009		125	4
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009		100	5
Credit Suisse First Boston	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	12/20/2009		1,000	41
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009		1,500	2
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009		300	12
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005		50	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		975	(3)
Goldman Sachs & Co.	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	1.690%	09/20/2009		300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009		125	0
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009		125	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009		8,000	(233)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006		1,000	0
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		5,850	(98)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009		5,300	(85)
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009		300	3
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		2,000	1
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		12,000	11
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009		400	9
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009		10,000	(210)
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009		600	20
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010		19,000	(36)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		14,850	0
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006		3,500	3
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009		150	(1)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	$100	$0
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(2)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	14
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	5,000	(146)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	3
Morgan Stanley Dean Witter & Co.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	2,000	(52)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	64,500	(825)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,000	(4)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	49,500	3
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	(20)
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,500	(32)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	12,000	(26)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(4)
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	0
Wachovia Bank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	7,000	8

						$(2,031)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	353	$82	$11
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	356	104	6
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	353	98	143
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	356	93	261

				$377	$421

(g)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	21,325	04/2005	$635	$0	$635
Buy	JY	157,880	04/2005	0	(31)	(31)

				$635	$(31)	$604

34  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
BRAZIL 0.6%

Republic of Brazil
3.125% due 04/15/2012 (a)		$88	$83
8.000% due 04/15/2014		7,353	7,326
8.250% due 01/20/2034		600	534

Total Brazil (Cost $8,028)			7,943

CANADA (j) 0.1%

Commonwealth of Canada
6.000% due 06/01/2011	C$	400	366
5.250% due 06/01/2013		400	353

Total Canada (Cost $689)			719

CAYMAN ISLANDS (j) 0.1%

Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	100,000	957

Total Cayman Islands (Cost $989)			957

FRANCE (j) 2.4%

Republic of France
4.000% due 10/25/2009	EC	4,500	6,085
4.750% due 10/25/2012		100	141
4.000% due 04/25/2014		300	402
4.000% due 10/25/2014		1,200	1,604
5.500% due 04/25/2029		4,200	6,609
5.750% due 10/25/2032		10,100	16,582
4.750% due 04/25/2035		400	574
4.000% due 04/25/2055		300	378

Total France (Cost $31,555)			32,375

GERMANY (j) 20.0%

Republic of Germany
6.000% due 07/04/2007	EC	17,100	23,805
4.000% due 07/04/2009		300	405
4.500% due 07/04/2009		33,000	45,411
3.500% due 10/09/2009		8,000	10,600
5.375% due 01/04/2010		300	429
5.000% due 07/04/2012		38,700	55,415
3.750% due 07/04/2013		21,700	28,696
6.250% due 01/04/2024		10,800	18,145
6.500% due 07/04/2027		5,000	8,771
5.625% due 01/04/2028		20,500	32,658
6.250% due 01/04/2030		22,640	39,131
4.750% due 07/04/2034		4,200	6,033

Total Germany (Cost $271,393)			269,499

ITALY (j) 0.2%

Republic of Italy
3.000% due 04/15/2009	EC	700	910
4.500% due 05/01/2009		1,000	1,375

Total Italy (Cost $2,320)			2,285

JAPAN (j) 6.0%

Government of Japan
0.700% due 09/20/2008	JY	1,790,000	16,920
1.600% due 09/20/2013		5,560,000	53,886
2.400% due 06/20/2024		56,000	564
2.300% due 05/20/2030		758,600	7,255
Xerox Credit Corp.
1.500% due 06/06/2005		100,000	931

Total Japan (Cost $79,730)			79,556

JERSEY, CHANNEL ISLANDS (j) 0.1%

AIG SunAmerica Institutional Funding III Ltd.
2.294% due 07/17/2006 (a)	EC	600	778

Total Jersey, Channel Islands (Cost $784)			778

MEXICO 0.1%

United Mexican States
5.875% due 01/15/2014		$1,700	1,692

Total Mexico (Cost $1,744)			1,692

NETHERLANDS (j) 0.0%

Kingdom of Netherlands
4.250% due 07/15/2013	EC	400	546

Total Netherlands (Cost $503)			546

PANAMA 0.1%

Republic of Panama
7.250% due 03/15/2015		$700	698

Total Panama (Cost $718)			698

PERU 0.1%

Republic of Peru
9.125% due 02/21/2012		$900	1,017

Total Peru (Cost $1,040)			1,017

RUSSIA 0.5%

Russian Federation
8.750% due 07/24/2005		$200	203
10.000% due 06/26/2007		300	331
8.250% due 03/31/2010 (a)		2,300	2,483
5.000% due 03/31/2030 (a)		3,700	3,794

Total Russia (Cost $6,974)			6,811

SOUTH AFRICA 0.1%

Republic of South Africa
7.375% due 04/25/2012		$1,000	1,103

Total South Africa (Cost $1,134)			1,103

SPAIN (j) 3.5%

Banesto Banco Emisiones
2.205% due 10/04/2006 (a)	EC	1,000	1,296
Caja Madrid
2.136% due 05/30/2006 (a)		1,200	1,555
Kingdom of Spain
0.000% due 06/17/2005		15,000	19,364
6.150% due 01/31/2013		1,000	1,536
5.750% due 07/30/2032		13,400	21,996
4.200% due 01/31/2037		900	1,180

Total Spain (Cost $47,505)			46,927

TUNISIA 0.0%

Banque Centrale de Tunisie
7.375% due 04/25/2012		$300	334

Total Tunisia (Cost $345)			334

UNITED KINGDOM (j) 9.3%

SRM Investment Ltd.
2.356% due 08/26/2034 (a)	EC	92	119
United Kingdom Gilt
5.000% due 03/07/2008	BP	8,200	15,644
4.000% due 03/07/2009		1,700	3,136
5.750% due 12/07/2009		6,300	12,450
9.000% due 07/12/2011		11,900	27,757
5.000% due 03/07/2012		2,030	3,910
5.000% due 09/07/2014		18,950	36,688
4.750% due 09/07/2015		13,400	25,455

Total United Kingdom (Cost $124,440)			125,159

UNITED STATES 15.6%

Asset-Backed Securities 3.4%

Aegis Asset-Backed Securities Trust
2.970% due 11/25/2023 (a)		$2,164	2,166
American Express Credit Account Master Trust
2.950% due 04/15/2008 (a)		700	701
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		12	12
3.260% due 03/25/2033 (a)		64	64
2.940% due 04/25/2034 (a)		36	36
2.960% due 05/25/2034 (a)		37	37
2.980% due 08/25/2034 (a)		20	20
3.290% due 09/25/2034 (a)		283	284
2.950% due 04/25/2035 (a)		1,800	1,799
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		198	198
3.030% due 11/25/2034 (a)		145	145
Asset-Backed Securities Corp. Home Equity Loan Trust
3.030% due 08/15/2033 (a)		381	381
Bank One Issuance Trust
2.860% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
2.990% due 07/25/2022 (a)		54	54
3.020% due 12/25/2042 (a)		787	787
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)		89	89
CDC Mortgage Capital Trust
2.970% due 07/26/2034 (a)		598	599
Centex Home Equity Co., LLC
3.150% due 09/25/2033 (a)		54	54
Chase Funding Loan Acquisition Trust
3.180% due 01/25/2033 (a)		219	220
CIT Group Home Equity Loan Trust
3.140% due 03/25/2033 (a)		39	39
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)		6	6
3.160% due 05/25/2033 (a)		70	70
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		133	133
3.040% due 09/25/2021 (a)		250	250
2.990% due 05/25/2023 (a)		553	553
3.010% due 08/25/2023 (a)		133	134
3.000% due 10/25/2023 (a)		180	180
3.090% due 12/25/2031 (a)		12	12
3.110% due 05/25/2032 (a)		10	10
3.010% due 01/25/2035 (a)		118	118
Credit-Based Asset Servicing & Securitization LLC
3.030% due 09/25/2030 (a)		3,715	3,719
3.170% due 06/25/2032 (a)		113	113
2.980% due 08/25/2034 (a)		70	70

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)	Value (000s)
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	$429	$429
Fieldstone Mortgage Investment Corp.
3.140% due 01/25/2035 (a)	83	84
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.020% due 11/25/2034 (a)	167	167
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)	62	62
3.000% due 12/25/2034 (a)	279	279
2.960% due 02/25/2035 (a)	2,083	2,085
GMAC Mortgage Corp. Loan Trust
2.950% due 10/25/2033 (a)	1,000	1,000
GSAMP Trust
3.020% due 06/20/2033 (a)	51	51
3.140% due 03/25/2034 (a)	142	142
2.900% due 03/25/2035 (a)	2,000	2,001
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)	2,590	2,600
Home Equity Mortgage Trust
2.970% due 07/25/2035 (a)	5,300	5,302
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	119	119
3.200% due 02/20/2033 (a)	1,125	1,129
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	64	64
3.170% due 06/25/2033 (a)	58	59
3.170% due 07/25/2033 (a)	199	200
3.030% due 10/25/2034 (a)	3,070	3,072
Merrill Lynch Mortgage Investors, Inc.
3.190% due 02/25/2034 (a)	35	36
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	39	39
2.990% due 08/25/2034 (a)	97	98
3.000% due 11/25/2034 (a)	624	625
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	5	5
2.980% due 04/25/2034 (a)	203	203
Morgan Stanley Home Equity Loans
2.970% due 01/25/2035 (a)	2,075	2,077
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)	110	110
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)	12	12
Option One Mortgage Loan Trust
2.980% due 02/25/2014 (a)	1,198	1,199
Park Place Securities, Inc.
3.000% due 10/25/2034 (a)	51	51
3.010% due 02/25/2035 (a)	263	263
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)	17	17
3.350% due 12/25/2033 (a)	2,821	2,836
Residential Asset Mortgage Products, Inc.
3.010% due 09/25/2013 (a)	165	165
3.000% due 06/25/2024 (a)	171	171
2.950% due 04/25/2025 (a)	60	60
2.990% due 04/25/2026 (a)	74	75
3.190% due 09/25/2033 (a)	97	98
Residential Asset Securities Corp.
3.020% due 10/25/2013 (a)	3,809	3,812
3.030% due 04/25/2021 (a)	18	18
3.080% due 09/25/2031 (a)	62	62
3.120% due 04/25/2032 (a)	43	44
3.100% due 07/25/2032 (a)	104	105
Saxon Asset Securities Trust
3.110% due 08/25/2032 (a)	17	17
3.150% due 06/25/2033 (a)	55	55
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	892	893
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)	2	2
Structured Asset Securities Corp.
2.980% due 12/25/2033 (a)	48	48
3.250% due 05/25/2034 (a)	128	128

		46,223

Convertible Bonds & Notes 0.0%

Nextel Communications, Inc.
5.250% due 01/15/2010	100	103

Corporate Bonds & Notes 3.5%

ASIF Global Financing
2.784% due 08/11/2006 (a)	2,700	2,701
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,599
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,441
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	100	100
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	7,300	7,463
3.450% due 09/10/2007 (a)	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	414
Ford Motor Credit Co.
6.500% due 02/15/2006	5,825	5,886
3.750% due 11/16/2006 (a)	700	693
4.000% due 03/21/2007 (a)	400	401
General Motors Acceptance Corp.
5.250% due 05/16/2005	100	100
7.500% due 07/15/2005	100	101
3.920% due 10/20/2005 (a)	200	200
6.750% due 01/15/2006	6,600	6,647
3.695% due 05/18/2006 (a)	1,900	1,860
3.560% due 01/16/2007 (a)	200	192
GPU, Inc.
7.700% due 12/01/2005	300	307
Halliburton Co.
4.160% due 10/17/2005 (a)	1,700	1,712
HCA, Inc.
7.125% due 06/01/2006	1,900	1,964
7.000% due 07/01/2007	1,500	1,562
Japan Bank for International Cooperation
7.125% due 06/20/2005	400	403
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	1,000	1,140
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	300	333
Morgan Stanley Dean Witter & Co.
2.795% due 01/18/2008 (a)	900	902
Nisource Finance Corp.
7.625% due 11/15/2005	2,800	2,865
Qwest Corp.
6.625% due 09/15/2005	1,500	1,515
Raychem Corp.
8.200% due 10/15/2008	200	222
TCI Communications, Inc.
6.875% due 02/15/2006	2,400	2,473
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	1,000	1,000

		47,597

Mortgage-Backed Securities 3.5%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	200	200
Bear Stearns Adjustable Rate Mortgage Trust
3.100% due 07/25/2034 (a)	54	54
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	200	200
Countrywide Alternative Loan Trust
3.060% due 05/25/2035 (a)	5,200	5,180
Countrywide Home Loan Mortgage Pass-Through Trust
3.180% due 02/25/2035 (a)	781	782
3.190% due 02/25/2035 (a)	786	787
3.170% due 03/25/2035 (a)	8,333	8,342
3.140% due 04/25/2035 (a)	1,591	1,593
Countrywide Home Loans, Inc.
3.130% due 08/25/2034 (a)	76	76
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	6,100	6,103
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (a)	47	47
SACO I, Inc.
3.000% due 02/25/2028 (a)	3,062	3,061
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	181	181
Structured Asset Mortgage Investments, Inc.
1.010% due 04/25/2035 (a)	3,800	3,802
Structured Asset Securities Corp.
2.970% due 03/25/2035 (a)	3,005	3,007
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	501	501
1.010% due 05/25/2035 (a)	10,100	10,100
2.960% due 12/25/2044 (a)	2,075	2,079
Washington Mutual, Inc.
3.007% due 12/25/2044 (a)	1,583	1,585

		47,680

Municipal Bonds & Notes 0.3%

New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	2,000	2,056
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	2,000	2,047

		4,103

	Shares

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	19,414	1,079

	Principal Amount (000s)

U.S. Government Agencies 0.3%

Fannie Mae
2.744% due 05/28/2035 (a)	$1,173	1,173
2.940% due 05/25/2034 (a)	92	92
3.100% due 08/25/2030 (a)	145	145
3.250% due 06/25/2029 (a)	72	72
3.500% due 03/25/2009	292	292
5.000% due 12/01/2034 (a)	590	594
6.500% due 06/25/2044	154	160
Freddie Mac
4.105% due 10/27/2031	160	160
Small Business Administration
4.625% due 02/01/2025	1,200	1,167
4.754% due 08/01/2014	100	99

		3,954

U.S. Treasury Obligations 4.5%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011	3,725	4,162
1.875% due 07/15/2013	727	740
2.000% due 07/15/2014	1,821	1,860
1.625% due 01/15/2015	13,082	12,893
U.S. Treasury Bond
7.875% due 02/15/2021	4,500	6,011
U.S. Treasury Notes
5.000% due 08/15/2011	1,200	1,247
4.875% due 02/15/2012	32,800	33,880

		60,793

Total United States (Cost $211,763)		211,532

36  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		50	$0
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		16	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		400	5
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 102.000 Exp. 05/20/2005		750	12
Strike @ 101.000 Exp. 05/20/2005		505	8
Strike @ 100.000 Exp. 05/20/2005		250	4
Strike @ 88.000 Exp. 11/22/2005		797	13

Total Purchased Put Options (Cost $49)			42

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 45.7%

Certificates of Deposit 1.4%

Bank of America, N.A.
2.610% due 04/20/2005		$7,900	7,900
2.770% due 06/09/2005		2,400	2,400
Citibank, N.A.
2.675% due 04/29/2005		8,600	8,600

			18,900

Commercial Paper 25.7%

Fannie Mae
2.464% due 04/06/2005		2,100	2,099
2.422% due 04/13/2005		3,000	2,997
2.390% due 04/15/2005		2,200	2,198
2.471% due 04/20/2005		100	100
2.508% due 04/20/2005		5,600	5,592
2.580% due 04/27/2005		2,600	2,595
2.635% due 05/11/2005		6,200	6,182
2.482% due 05/25/2005		27,700	27,587
2.645% due 06/01/2005		3,300	3,283
2.711% due 06/01/2005		1,100	1,094
2.732% due 06/01/2005		1,400	1,393
2.726% due 06/08/2005		2,500	2,486
2.674% due 06/13/2005		2,900	2,882
2.683% due 06/13/2005		21,100	20,972
2.875% due 06/27/2005		4,000	3,971
3.010% due 08/01/2005		4,200	4,156
2.990% due 08/08/2005		1,300	1,285
Ford Motor Credit Co.
3.400% due 08/26/2005		2,400	2,369
Freddie Mac
2.655% due 05/17/2005		6,600	6,578
2.815% due 06/07/2005		30,900	30,729
2.669% due 06/15/2005		20,500	20,372
2.710% due 06/17/2005		2,600	2,583
2.690% due 06/21/2005		23,000	22,844
3.000% due 08/08/2005		23,200	22,939
General Electric Capital Corp.
2.660% due 04/28/2005		5,700	5,689
General Motors Acceptance Corp.
2.436% due 04/05/2005		100	100
Rabobank USA Financial Corp.
2.820% due 04/01/2005		26,300	26,300
Skandinaviska Enskilda Banken AB (SEB)
2.780% due 04/22/2005		1,100	1,098
2.880% due 06/09/2005		7,900	7,855
2.970% due 06/21/2005		29,900	29,697
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		36,100	36,100
UBS Finance, Inc.
2.830% due 04/01/2005		4,300	4,300
2.730% due 06/02/2005		11,700	11,640
2.745% due 06/10/2005		100	99
2.770% due 06/14/2005		1,300	1,292
2.975% due 07/14/2005		22,400	22,201

			345,657

Repurchase Agreements 7.5%

Credit Suisse First Boston
2.650% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bonds 10.000% due 05/15/2010 valued at $105. Repurchase proceeds are $100.)		100	100
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 7.000% due 07/15/2005 valued at $102,178. Repurchase proceeds are $100,180.)		100,173	100,173

			100,273

French Treasury Bill 0.9%

1.010% due 06/30/2005	EC	10,000	12,865

U.K. Treasury Bill 0.3%
1.010% due 04/11/2005	BP	2,400	4,530

U.S. Treasury Bills 9.9%
2.634% due 04/14/2005-06/16/2005 (c)(d)(f)		$133,090	132,916

Total Short-Term Instruments (Cost $615,348)			615,141

Total Investments (e) 104.5% (Cost $1,407,051)			$1,405,114

Written Options (h) (0.0%) (Premiums $318)			(226)

Other Assets and Liabilities (Net) (4.5%)			(60,670)

Net Assets 100.0%			$1,344,218

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,741 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $42,390 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $7,303 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	16	$(28)
Eurodollar September Long Futures	09/2005	649	(569)
Euribor June Long Futures	06/2005	82	114
Euribor Purchased Put Options Strike @ 95.375	06/2005	82	(1)
Euro-Bobl 5-Year Note Short Futures	06/2005	254	222
Euro-Bund 10-Year Note Long Futures	06/2005	635	717
Government of Japan 10-Year Note Long Futures	06/2005	132	1,979
U.S. Treasury 10-Year Note Long Futures	06/2005	2,086	(389)
U.S. Treasury 30-Year Bond Long Futures	06/2005	21	(14)

			$2,031

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  37

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2005

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	23,300	$187
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		12,800	(212)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,200	20
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,200	(19)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	56
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,600	(66)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,600	38
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		3,100	(43)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	800	(9)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(2)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		EC 200	(1)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		47,000	4
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(9)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(625)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	2
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	22
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	193
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	1
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	0
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	192
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009	JY	12,200,000	433
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(353)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		39,000	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		27,800	422
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		600	6
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		30,600	390
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	(200)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		53,400	182
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,200	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		110,800	1,062
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,200	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		78,800	1,392
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		1,900	18
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,800	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		57,300	1,250
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		77,900	(90)

							$4,262

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note May Futures	$107.000	04/22/2005	886	$122	$56
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	295	85	9
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	190	56	77
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	69	32	51

				$295	$193

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	$1,500	$10	$4
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	10,000	4	3
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	10,000	7	24
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500	%*	06/20/2005	2,000	2	2

						$23	$33

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

38  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$500	$481	$482
U.S. Treasury Note	4.250	08/15/2013	400	395	395

				$876	$877

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	6,542	04/2005	$0	$(161)	$(161)
Buy	BP	28,033	04/2005	37	(615)	(578)
Sell		23,161	04/2005	485	(91)	394
Buy	BR	1,689	06/2005	13	0	13
Buy	C$	42,021	04/2005	8	(184)	(176)
Buy	CP	401,098	06/2005	5	0	5
Buy	DK	75,784	06/2005	0	(290)	(290)
Buy	EC	335,070	04/2005	78	(12,591)	(12,513)
Sell		144,879	04/2005	2,851	(56)	2,795
Buy	JY	50,510,182	04/2005	48	(9,362)	(9,314)
Sell		1,460,791	04/2005	0	0	0
Buy	KW	322,330	05/2005	6	0	6
Buy	PN	2,315	06/2005	0	0	0
Buy	RP	1,304	06/2005	0	0	0
Buy	S$	478	05/2005	0	(3)	(3)
Buy		217	06/2005	0	(3)	(3)
Buy	SK	110,432	06/2005	0	(568)	(568)
Buy	T$	11,151	05/2005	0	0	0
Buy		25,718	06/2005	0	(33)	(33)

				$3,531	$(23,957)	$(20,426)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  39

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$507
Crusade Global Trust
3.124% due 05/15/2021 (a)		$885	885
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (a)		471	462
Medallion Trust
2.850% due 07/12/2031 (a)		1,241	1,235
Torrens Trust
3.070% due 07/15/2031 (a)		529	529

Total Australia (Cost $3,597)			3,618

AUSTRIA (j) 1.0%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	18,159

Total Austria (Cost $13,943)			18,159

BELGIUM (j) 0.9%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	1,945
7.500% due 07/29/2008		10,500	15,630

Total Belgium (Cost $11,748)			17,575

BRAZIL (j) 0.6%

Republic of Brazil
3.125% due 04/15/2009 (a)		$5,983	5,856
3.125% due 04/15/2012 (a)		441	417
8.000% due 04/15/2014		4,568	4,551

Total Brazil (Cost $10,716)			10,824

CANADA (j) 0.1%

Commonwealth of Canada
6.000% due 06/01/2011	C$	300	274
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		2,100	1,805

Total Canada (Cost $1,978)			2,079

CAYMAN ISLANDS (j) 0.6%

Mizuho Financial Group Cayman Ltd.
1.525% due 12/31/2049 (a)	JY	300,000	2,870
Pylon Ltd.
6.035% due 12/22/2008 (a)	EC	1,350	1,811
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)		$2,300	2,300
Residential Reinsurance Ltd.
7.810% due 12/01/2005 (a)		700	704
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	31,961	300
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		$3,900	3,907

Total Cayman Islands (Cost $11,778)			11,892

DENMARK (j) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	7,507	1,361
Unikredit Realkredit
6.000% due 07/01/2029		6,910	1,252

Total Denmark (Cost $1,593)			2,613

FRANCE (j) 10.7%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,431
Republic of France
7.250% due 04/25/2006		7,000	9,536
5.250% due 04/25/2008		47,000	65,367
4.000% due 04/25/2009		30,150	40,695
4.000% due 10/25/2009		30,070	40,659
4.000% due 04/25/2014		20,200	27,061
5.750% due 10/25/2032		10,300	16,910
4.750% due 04/25/2035		1,100	1,578
4.000% due 04/25/2055		600	757

Total France (Cost $159,887)			203,994

GERMANY (j) 25.3%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,941
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,308
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	603
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,958
Republic of Germany
2.500% due 03/23/2007		14,000	18,144
4.000% due 07/04/2009		2,900	3,915
5.375% due 01/04/2010		4,100	5,863
5.250% due 07/04/2010		33,300	47,654
5.250% due 01/04/2011		28,400	40,856
5.000% due 07/04/2011		100	143
5.000% due 01/04/2012		53,000	75,783
5.000% due 07/04/2012		300	430
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		19,900	26,315
4.250% due 01/04/2014		22,000	30,062
6.250% due 01/04/2024		7,600	12,769
6.500% due 07/04/2027		84,060	147,457
5.625% due 01/04/2028		11,630	18,527
6.250% due 01/04/2030		11,650	20,136
5.500% due 01/04/2031		5,700	9,024
4.750% due 07/04/2034		10,500	15,082

Total Germany (Cost $415,296)			482,977

IRELAND (j) 0.4%

Celtic Residential Irish Mortgage Securitisation
2.333% due 06/13/2035 (a)	EC	2,378	3,079
Emerald Mortgages PLC
2.362% due 10/22/2035 (a)		614	798
2.362% due 04/30/2028 (a)		2,470	3,199

Total Ireland (Cost $5,730)			7,076

ITALY (j) 1.0%

First Italian Auto Transaction
2.435% due 07/01/2008 (a)	EC	405	510
Republic of Italy
7.750% due 11/01/2006		5,700	7,996
5.500% due 11/01/2010		1,700	2,465
5.250% due 08/01/2011		3,400	4,900
Siena Mortgage SpA
2.424% due 02/28/2037 (a)		1,226	1,597
Upgrade SpA
2.414% due 12/31/2035 (a)		1,000	1,298

Total Italy (Cost $16,373)			18,766

JAPAN (j) 10.0%

Government of Japan
0.700% due 09/20/2008	JY	2,980,000	28,168
1.400% due 09/20/2011		2,960,000	28,709
1.300% due 09/20/2012		380,000	3,634
1.600% due 09/20/2013		8,640,000	83,737
1.500% due 03/20/2014		1,790,000	17,131
1.900% due 09/20/2022		840,000	7,966
2.400% due 06/20/2024		822,000	8,280
2.300% due 05/20/2030		1,241,100	11,869
Xerox Credit Corp.
1.500% due 06/06/2005		100,000	931

Total Japan (Cost $183,542)			190,425

LUXEMBOURG 0.0%

Tyco International Group S.A.
6.750% due 02/15/2011		$8	9

Total Luxembourg (Cost $8)			9

MEXICO 0.1%

Pemex Project Funding Master Trust
9.375% due 12/02/2008		$1,290	1,462

Total Mexico (Cost $1,294)			1,462

NETHERLANDS (j) 1.3%

Delphinus BV
2.423% due 04/25/2093 (a)	EC	1,500	1,962
Dutch Mortgage-Backed Securities BV
2.438% due 10/02/2079 (a)		3,000	3,839
2.385% due 11/20/2035 (a)		1,738	2,269
Holland Euro-Denominated Mortgage-Backed Series
2.414% due 04/18/2012 (a)		1,643	2,140
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	16,004

Total Netherlands (Cost $21,191)			26,214

NEW ZEALAND (j) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,697

Total New Zealand (Cost $3,138)			4,697

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,140

Total Panama (Cost $2,175)			2,140

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$2,400	2,628

Total Peru (Cost $2,647)			2,628

RUSSIA 0.6%

Russian Federation
8.750% due 07/24/2005		$5,000	5,083
10.000% due 06/26/2007		1,630	1,797
8.250% due 03/31/2010 (a)		400	432
5.000% due 03/31/2030 (a)		2,500	2,564

Total Russia (Cost $9,987)			9,876

40  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	$2,617

Total South Africa (Cost $2,687)			2,617

SPAIN (j) 5.0%

Caja Madrid
2.136% due 05/30/2006 (a)	EC	2,600	3,369
Hipotebansa Mortgage Securitization Fund
2.263% due 07/18/2022 (a)		1,689	2,147
Hipotebansa V
2.284% due 01/18/2018 (a)		1,354	1,726
Kingdom of Spain
5.150% due 07/30/2009		37,730	53,233
5.350% due 10/31/2011		11,100	16,134
5.750% due 07/30/2032		8,800	14,445
4.200% due 01/31/2037		2,300	3,015

Total Spain (Cost $72,635)			94,069

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	293
7.375% due 04/25/2012		500	556

Total Tunisia (Cost $875)			849

UNITED KINGDOM (j) 9.5%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	3,672	4,773
Dolerite Funding PLC
3.130% due 08/20/2032 (a)		$1,527	1,527
Haus Ltd.
2.399% due 12/14/2037 (a)	EC	6,071	7,712
Lloyds TSB Capital I
7.375% due 02/07/2049		500	786
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		167	212
SRM Investment Ltd.
2.356% due 08/26/2034 (a)		458	596
United Kingdom Gilt
5.000% due 03/07/2008	BP	16,800	32,051
5.000% due 03/07/2012		28,060	54,053
8.000% due 09/27/2013		14,100	32,747
5.000% due 09/07/2014		12,900	24,975
4.750% due 09/07/2015		11,400	21,655

Total United Kingdom (Cost $174,343)			181,087

UNITED STATES (j) 17.8%

Asset-Backed Securities 1.4%

Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		$230	231
3.260% due 03/25/2033 (a)		272	274
3.410% due 06/25/2034 (a)		4,307	4,322
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)		53	53
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.790% due 06/25/2029 (a)		1,037	1,038
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		564	565
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)		151	151
3.250% due 10/25/2032 (a)		413	415
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)		35	35
2.970% due 07/26/2034 (a)		1,675	1,676
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)		867	868
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		150	150
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		637	637
3.010% due 08/25/2023 (a)		200	200
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		216	218
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)		46	46
First Alliance Mortgage Loan Trust
3.080% due 12/20/2027 (a)		40	40
Home Equity Asset Trust
3.260% due 03/25/2033 (a)		281	282
3.000% due 08/25/2034 (a)		1,627	1,628
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)		890	894
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		1,581	1,590
Mesa Trust Asset-Backed Certificates
3.250% due 11/25/2031 (a)		1,306	1,309
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.000% due 11/25/2034 (a)		4,293	4,296
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006 (a)		1,448	1,445
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		18	18
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)		111	111
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		386	387
Residential Asset Mortgage Products, Inc.
2.950% due 04/25/2025 (a)		722	722
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		62	62
3.100% due 07/25/2032 (a)		1,982	1,987
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		66	66

			25,716

Convertible Bonds & Notes 0.1%

Nextel Communications, Inc.
5.250% due 01/15/2010		1,500	1,545

Corporate Bonds & Notes 2.4%

Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	512
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)		2,000	1,999
Ford Motor Credit Co.
7.600% due 08/01/2005		2,800	2,829
3.750% due 11/16/2006 (a)		5,100	5,050
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,903
General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)		$4,700	4,600
J.P. Morgan Chase & Co., Inc.
7.150% due 02/15/2012 (a)		4,670	4,867
MetLife, Inc.
3.911% due 05/15/2005		900	901
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		500	570
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		2,100	2,334
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		15,100	15,055
Pemex Project Funding Master Trust
8.850% due 09/15/2007		1,040	1,135
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		910	1,039
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	776

			46,570

Mortgage-Backed Securities 2.0%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,153
CS First Boston Mortgage Securities Corp.
5.729% due 05/25/2032 (a)		187	189
3.400% due 08/25/2033 (a)		2,271	2,249
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,160
Impac CMB Trust
3.250% due 07/25/2033 (a)		428	428
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035 (a)		10,100	10,964
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		783	805
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)		48	48
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)		903	903
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)		987	998
3.120% due 12/25/2027 (a)		7,898	7,895
3.387% due 12/25/2040 (a)		504	501
2.997% due 12/25/2044 (a)		5,434	5,446
3.433% due 02/27/2034 (a)		2,169	2,161

			37,900

Municipal Bonds & Notes 2.5%

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,271
5.250% due 07/01/2013		3,500	3,848
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,224
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,464
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	306
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,531
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,543
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,486
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,159
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	828

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

		Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		$1,300	$1,444
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014		300	342
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		2,000	2,061
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025		3,105	2,887
5.600% due 06/01/2035		400	378
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		800	874
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		3,300	3,591
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	206
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		410	422
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	546
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	443
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		310	330
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		625	641
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		2,000	2,198
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		3,500	3,698
5.500% due 06/01/2014		300	324
5.500% due 06/01/2017		600	650
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		995	1,083
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		200	205

			47,426

		Shares
Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)		640	6,848

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,248	2,014

		Principal Amount (000s)
U.S. Government Agencies 4.8%

Fannie Mae
2.970% due 03/25/2034 (a)		$1,565	1,567
3.854% due 08/01/2023 (a)		330	339
4.165% due 11/01/2022 (a)		57	59
4.575% due 01/01/2023 (a)		66	68
4.894% due 12/01/2030 (a)		138	141
5.000% due 08/01/2033-05/12/2035 (c)		33,380	32,675
5.500% due 05/01/2034		275	276
5.755% due 04/01/2032 (a)		261	265
6.500% due 02/01/2026-11/01/2034 (c)		3,411	3,546
Federal Home Loan Bank
5.660% due 04/26/2006		1,200	1,224
5.665% due 03/22/2006		3,200	3,259
Freddie Mac
3.316% due 06/01/2022 (a)		453	473
9.050% due 06/15/2019		11	11
Government National Mortgage Association
3.375% due 05/20/2022-05/20/2030 (a)(c)		4,158	4,219
3.750% due 07/20/2022-08/20/2027 (a)(c)		1,351	1,368
4.125% due 11/20/2021-11/20/2030 (a)(c)		573	583
Small Business Administration
5.980% due 11/01/2022		7,048	7,371
6.344% due 08/10/2011		4,000	4,174
6.640% due 02/10/2011		2,614	2,746
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,649
5.880% due 04/01/2036		8,145	9,060
5.980% due 04/01/2036		1,855	2,075

			92,148

U.S. Treasury Obligations 4.1%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		17,420	19,466
3.000% due 07/15/2012		9,333	10,275
1.875% due 07/15/2013		519	528
2.000% due 07/15/2014		8,902	9,096
1.625% due 01/15/2015		12,184	12,007
3.625% due 04/15/2028		1,167	1,535
U.S. Treasury Bonds
8.125% due 08/15/2019		10,400	13,995
7.875% due 02/15/2021		5,500	7,346
U.S. Treasury Notes
5.000% due 08/15/2011		1,700	1,767
4.875% due 02/15/2012		1,900	1,963

			77,978

Total United States (Cost $333,560)			338,145

		Notional Amount (000s)
PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		9,700	885

Total Purchased Call Options (Cost $502)			885

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		9,700	380

		# of Contracts
Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005		473	3
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		100	1
Strike @ 93.750 Exp. 09/19/2005		716	4

Total Purchased Put Options (Cost $689)			388

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS (j) 17.2%

Commercial Paper 12.7%

Fannie Mae
2.422% due 04/13/2005		$48,600	48,559
2.390% due 04/15/2005		17,300	17,284
2.580% due 04/27/2005		32,500	32,439
2.515% due 05/19/2005		14,600	14,551
2.485% due 05/25/2005		16,100	16,040
2.695% due 05/25/2005		200	199
2.645% due 06/01/2005		17,800	17,711
2.640% due 06/02/2005		500	497
2.660% due 06/06/2005		6,500	6,465
2.675% due 06/13/2005		8,300	8,250
2.710% due 06/14/2005		3,100	3,081
2.875% due 06/27/2005		800	794
2.990% due 08/08/2005		300	297
General Motors Acceptance Corp.
2.535% due 04/05/2005		2,400	2,399
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		22,400	22,400
UBS Finance, Inc.
2.830% due 04/01/2005		51,400	51,400

			242,366

Repurchase Agreements 1.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2026 valued at $14,311. Repurchase proceeds are $14,001.)		14,000	14,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $5,564. Repurchase proceeds are $5,450.)		5,450	5,450

			19,450

U.K. Treasury Bill 1.2%
1.010% due 04/11/2005	BP	12,000	22,648

U.S. Treasury Bills 2.3%
2.656% due 05/05/2005-06/16/2005 (c)(d)(f)		$44,855	44,627

Total Short-Term Instruments (Cost $329,540)			329,091

Total Investments (e) 102.9% (Cost $1,791,452)			$1,964,155

Written Options (h) (0.1%) (Premiums $2,673)			(1,998)

Other Assets and Liabilities (Net) (2.8%)			(53,042)

Net Assets 100.0%			$1,909,115

42  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $23,876 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $59,106 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $12,051 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	97	$(16)
Eurodollar June Long Futures	06/2005	473	(843)
Eurodollar September Long Futures	09/2005	830	(2,092)
Euro-Bund 10-Year Note Long Futures	06/2005	1,346	1,740
Government of Japan 10-Year Note Long Futures	06/2005	208	3,318
U.S. Treasury 10-Year Note Long Futures	06/2005	2,908	(1,950)
U.S. Treasury 30-Year Bond Short Futures	06/2005	57	95

			$252

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	64,150	$(731)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		36,100	556
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		36,300	(490)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		20,800	408
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	31,900	255
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		17,700	(291)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		800	7
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		400	(6)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	92
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		7,500	(108)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	49
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,100	(57)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	1,700	(20)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/18/2008		18,000	(96)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		4,000	0
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(6)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		9,000	1
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(327)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(3,122)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	24
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(209)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,100	296
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(2)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		13,500	(72)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	14
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	2,846
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(3,216)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(7,848)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(188)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(591)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(491)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(121)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(2,134)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009		11,800,000	419
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(3,111)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		31,000	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		101,800	1,461
Barclays Bank PLC	3-month USD-LIBOR	Receive	6.000%	06/15/2025		12,600	118

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  43

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$123,000	$1,544
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,600	128
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	284,000	(187)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007	142,000	322
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	45,000	706
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012	64,100	606
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	3,500	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	29,100	412
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025	3,600	34
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	37,400	557
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	56,300	839
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	33,400	584

						$(11,146)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection		Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell		0.625%	05/20/2005	$1,700	$5

(h) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note May Futures		$107.000		04/22/2005	608	$83	$38
Call - CBOT U.S. Treasury Note June Futures		113.000		05/20/2005	148	85	5
Put - CBOT U.S. Treasury Bond June Futures		108.000		05/20/2005	1,026	600	369
Put - CBOT U.S. Treasury Note June Futures		108.000		05/20/2005	29	8	12

						$776	$424

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value

Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	$2,400	$16	$6
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	16,000	6	5
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	16,000	11	38
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500	%*	06/20/2005	3,000	3	4
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	211
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	6
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	585	701
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	19
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	554
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	30

						$1,897	$1,574

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	04/13/2035	$64,000	$64,100	$64,220
U.S. Treasury Note	3.000	02/15/2009	161,100	154,977	155,511
U.S. Treasury Note	5.500	05/15/2009	13,500	14,226	14,276
U.S. Treasury Note	3.625	05/15/2013	46,400	44,054	44,231

				$277,357	$278,238

44  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	04/2005	$20	$0	$20
Sell	BP	64,066	04/2005	1,779	(22)	1,757
Buy	BR	3,434	04/2005	50	0	50
Buy		892	05/2005	0	(8)	(8)
Sell	C$	3,206	04/2005	10	0	10
Buy	CP	294,925	06/2005	4	0	4
Buy		75,184	08/2005	0	(1)	(1)
Buy	DK	3,578	06/2005	0	(14)	(14)
Sell		19,320	06/2005	77	0	77
Buy	EC	12,220	04/2005	20	(67)	(47)
Sell		690,510	04/2005	25,966	(22)	25,944
Buy	H$	8,907	04/2005	0	(2)	(2)
Buy	JY	109,551	04/2005	0	(21)	(21)
Sell		16,779,663	04/2005	4,302	0	4,302
Buy	KW	354,105	04/2005	6	0	6
Buy		349,400	05/2005	4	0	4
Buy		1,027,000	06/2005	0	(15)	(15)
Buy	MP	4,400	05/2005	0	(2)	(2)
Buy		3,061	06/2005	2	0	2
Sell	N$	5,468	04/2005	131	0	131
Buy	PN	1,194	05/2005	0	0	0
Buy		1,859	06/2005	0	0	0
Buy	PZ	1,724	05/2005	0	(13)	(13)
Buy		1,730	06/2005	0	(9)	(9)
Buy	RR	9,643	04/2005	3	0	3
Buy		12,830	05/2005	0	0	0
Buy	S$	483	04/2005	0	(4)	(4)
Buy		595	05/2005	0	(2)	(2)
Buy	SV	19,886	05/2005	0	(17)	(17)
Buy	T$	14,910	05/2005	0	0	0
Buy		10,287	06/2005	0	(13)	(13)

				$32,374	$(232)	$32,142

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  45

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.3%

Crusade Global Trust
3.124% due 05/15/2021 (a)		$95	$95
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (a)		49	48
Medallion Trust
2.850% due 07/12/2031 (a)		210	209
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (a)		43	43
Torrens Trust
3.070% due 07/15/2031 (a)		78	78

Total Australia (Cost $474)			473

BELGIUM (i) 1.1%

Kingdom of Belgium
6.250% due 03/28/2007	EC	500	695
7.500% due 07/29/2008		900	1,340

Total Belgium (Cost $1,374)			2,035

BRAZIL 0.8%

Republic of Brazil
3.125% due 04/15/2009 (a)		$424	415
8.840% due 06/29/2009 (a)		200	223
10.500% due 07/14/2014		500	551
8.250% due 01/20/2034		300	267

Total Brazil (Cost $1,507)			1,456

CANADA (i) 0.3%

Commonwealth of Canada
6.000% due 06/01/2011	C$	300	274
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		300	258

Total Canada (Cost $469)			532

CAYMAN ISLANDS (i) 0.4%

Redwood Capital Ltd.
6.410% due 01/01/2006 (a)		$300	300
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	2,103	20
Vita Capital Ltd.
4.442% due 01/01/2007 (a)		$400	401

Total Cayman Islands (Cost $717)			721

DENMARK (i) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	1,055	191
Unikredit Realkredit
6.000% due 07/01/2029		255	46

Total Denmark (Cost $143)			237

FRANCE (i) 9.8%

Axa S.A.
3.750% due 01/01/2017	EC	50	86
Republic of France
4.000% due 10/25/2009		2,260	3,056
4.000% due 04/25/2014		9,000	12,057
5.750% due 10/25/2032		1,300	2,134
4.750% due 04/25/2035		100	143

Total France (Cost $16,422)			17,476

GERMANY (i) 22.8%

KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,698
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	123
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	288
Republic of Germany
4.000% due 07/04/2009		100	135
3.500% due 10/09/2009		1,000	1,325
5.250% due 07/04/2010		700	1,002
5.250% due 01/04/2011		6,600	9,495
5.000% due 01/04/2012		800	1,144
5.000% due 07/04/2012		2,600	3,723
3.750% due 07/04/2013		100	132
4.250% due 01/04/2014		4,200	5,739
6.250% due 01/04/2024		600	1,008
6.500% due 07/04/2027		5,000	8,771
5.625% due 01/04/2028		2,040	3,250
6.250% due 01/04/2030		500	864
4.750% due 07/04/2034		1,400	2,011

Total Germany (Cost $36,009)			40,708

IRELAND (i) 0.2%

Emerald Mortgages PLC
2.362% due 10/22/2035 (a)	EC	77	100
Lusitano Mortgages PLC
2.415% due 12/15/2035 (a)		161	210

Total Ireland (Cost $266)			310

ITALY (i) 4.7%

Findomestic Securitization Vehicle SRL
2.436% due 12/20/2008 (a)	EC	900	1,169
First Italian Auto Transaction
2.435% due 07/01/2008 (a)		36	45
Republic of Italy
7.750% due 11/01/2006		700	982
6.000% due 11/01/2007		1,200	1,683
4.500% due 05/01/2009		1,280	1,759
5.500% due 11/01/2010		400	580
Siena Mortgage SpA
2.365% due 12/16/2038 (a)		1,600	2,084

Total Italy (Cost $7,518)			8,302

JAPAN (i) 5.8%

Government of Japan
0.700% due 09/20/2008	JY	310,000	2,930
1.400% due 09/20/2011		270,000	2,619
1.600% due 09/20/2013		290,000	2,811
1.500% due 03/20/2014		120,000	1,148
1.900% due 09/20/2022		50,000	474
2.400% due 06/20/2024		4,000	40
2.300% due 05/20/2030		40,100	383

Total Japan (Cost $10,129)			10,405

MEXICO 0.1%

Pemex Project Funding Master Trust
9.375% due 12/02/2008		$190	215

Total Mexico (Cost $191)			215

NETHERLANDS (i) 2.1%

Delphinus BV
2.426% due 11/28/2031 (a)	EC	500	650
2.423% due 04/25/2093 (a)		500	654
2.412% due 06/25/2066 (a)		403	521
Dutch Mortgage-Backed Securities BV
2.438% due 10/02/2079 (a)		1,000	1,280
Holland Euro-Denominated Mortgage-Backed Series
2.414% due 04/18/2012 (a)		235	306
Kingdom of Netherlands
5.000% due 07/15/2011		200	285

Total Netherlands (Cost $3,529)			3,696

NEWZEALAND (i) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	430	394

Total New Zealand (Cost $238)			394

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$200	214

Total Panama (Cost $217)			214

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$100	109
9.125% due 02/21/2012		100	113

Total Peru (Cost $226)			222

RUSSIA 0.6%

Russian Federation
8.750% due 07/24/2005		$500	508
10.000% due 06/26/2007		280	309
5.000% due 03/31/2030 (a)		200	205

Total Russia (Cost $1,038)			1,022

SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$210	222

Total South Africa (Cost $228)			222

SPAIN (i) 3.2%

Hipotebansa Mortgage Securitization Fund
2.284% due 01/18/2018 (a)	EC	110	140
2.263% due 07/18/2022 (a)		313	398
Kingdom of Spain
4.950% due 07/30/2005		220	288
5.150% due 07/30/2009		1,990	2,808
5.750% due 07/30/2032		1,100	1,806
4.200% due 01/31/2037		200	262

Total Spain (Cost $4,518)			5,702

TUNISIA 0.1%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$100	106

Total Tunisia (Cost $109)			106

46  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
UNITED KINGDOM (i) 10.1%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	459	$597
Dolerite Funding PLC
3.130% due 08/20/2032 (a)		$109	109
Haus Ltd.
2.399% due 12/14/2037 (a)	EC	969	1,231
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		590	836
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		14	18
United Kingdom Gilt
5.000% due 03/07/2008	BP	2,700	5,151
4.000% due 03/07/2009		1,660	3,062
5.000% due 03/07/2012		1,300	2,504
8.000% due 09/27/2013		790	1,835
5.000% due 09/07/2014		200	387
4.750% due 09/07/2015		1,200	2,279

Total United Kingdom (Cost $17,008)			18,009

UNITED STATES (i) 26.9%

Asset-Backed Securities 2.9%

AFC Home Equity Loan Trust
3.160% due 12/22/2027 (a)		$43	43
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		24	24
3.260% due 03/25/2033 (a)		32	32
3.410% due 06/25/2034 (a)		488	490
2.980% due 08/25/2034 (a)		61	61
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (a)		40	40
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
3.790% due 06/25/2029 (a)		41	41
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		61	61
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)		12	12
3.300% due 03/25/2043 (a)		103	104
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)		3	3
2.970% due 07/26/2034 (a)		150	150
Citibank Credit Card Master Trust
4.875% due 04/07/2005 (a)	DM	800	530
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)		$93	93
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		81	81
Countrywide Asset-Backed Certificates
3.110% due 08/25/2032 (a)		88	88
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		23	23
First Alliance Mortgage Loan Trust
3.080% due 12/20/2027 (a)		109	109
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)		74	74
GSAMP Trust
3.140% due 03/25/2034 (a)		569	569
Home Equity Asset Trust
3.260% due 03/25/2033 (a)		28	28
3.000% due 08/25/2034 (a)		153	153
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)		98	98
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		165	166
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.000% due 11/25/2034 (a)		390	390
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		10	10
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006 (a)		141	140
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		50	50
Renaissance Home Equity Loan Trust
3.350% due 12/25/2033 (a)		123	123
Residential Asset Mortgage Products, Inc.
3.130% due 06/25/2032 (a)		75	75
Residential Asset Securities Corp.
2.980% due 04/25/2013 (a)		285	286
3.080% due 09/25/2031 (a)		99	99
3.100% due 07/25/2032 (a)		222	222
Specialty Underwriting & Residential Finance
3.180% due 06/25/2034 (a)		109	110
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		7	7
Structured Asset Securities Corp.
3.250% due 05/25/2034 (a)		510	513

			5,098

Convertible Bonds & Notes 0.1%

Nextel Communications, Inc.
5.250% due 01/15/2010		200	206

Corporate Bonds & Notes 2.1%

DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)		250	250
Ford Motor Credit Co.
3.750% due 11/16/2006 (a)		500	495
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	849
General Motors Acceptance Corp.
5.250% due 05/16/2005		$500	501
3.920% due 10/20/2005 (a)		500	499
3.695% due 05/18/2006 (a)		300	294
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)		100	104
MetLife, Inc.
3.911% due 05/15/2005		100	100
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		200	222
Pemex Project Funding Master Trust
8.850% due 09/15/2007		140	153
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		100	114
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	75

			3,656

Mortgage-Backed Securities 4.4%

Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	338
Countrywide Alternative Loan Trust
3.000% due 06/25/2034 (a)		33	32
Countrywide Home Loans, Inc.
3.230% due 09/25/2034 (a)		731	732
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		106	107
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		700	738
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	108
GSR Mortgage Loan Trust
3.457% due 06/01/2034 (a)		641	631
Impac CMB Trust
3.250% due 07/25/2033 (a)		73	73
Impac Secured Assets CMN Owner Trust
3.040% due 08/25/2034 (a)		482	482
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035 (a)		600	651
Morgan Stanley Dean Witter Capital I, Inc.
2.950% due 04/15/2016 (a)		678	679
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		52	54
Sequoia Mortgage Trust
3.200% due 07/20/2033 (a)		749	746
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)		3	3
3.140% due 09/19/2032 (a)		714	714
Structured Asset Securities Corp.
3.350% due 07/25/2032 (a)		176	176
Washington Mutual Mortgage Securities Corp.
2.997% due 01/25/2045 (a)		494	495
5.131% due 10/25/2032 (a)		68	69
3.120% due 12/25/2027 (a)		752	752
3.433% due 02/27/2034 (a)		195	194
6.000% due 03/25/2032		24	24

			7,798

Municipal Bonds & Notes 1.5%

California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	205
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	408
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	204
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	108
City and County of Honolulu, Hawaii General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2010		100	108
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	224
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	101
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		200	222
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		100	109
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		100	103
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		100	111
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		100	106
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034		100	104

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  47

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

		Principal Amount (000s)	Value (000s)
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		$400	$423
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		100	109
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031		100	103

			2,748

		Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)		70	749

Preferred Stock 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		5,025	279

		Principal Amount (000s)

U.S. Government Agencies 4.4%

Fannie Mae
3.100% due 08/25/2030 (a)		$579	579
5.000% due 12/01/2034 (a)		492	495
5.149% due 04/01/2033 (a)		149	150
5.500% due 10/01/2016		92	93
6.470% due 09/25/2012		1,000	1,109
Federal Home Loan Bank
5.750% due 08/15/2011		1,000	1,060
Government National Mortgage Association
3.250% due 01/20/2030 (a)		113	114
3.375% due 05/20/2028-06/20/2030 (a)(c)		497	505
3.420% due 02/16/2030 (a)		158	160
3.470% due 02/16/2030 (a)		164	166
3.750% due 07/20/2022-09/20/2026 (a)(c)		206	209
4.125% due 11/20/2021-12/20/2026 (a)(c)		97	100
Small Business Administration
6.640% due 02/10/2011		356	374
Tennessee Valley Authority
4.875% due 12/15/2016		400	415
5.880% due 04/01/2036		1,000	1,112
7.140% due 05/23/2012		1,000	1,150

			7,791

U.S. Treasury Obligations 10.9%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		2,191	2,448
3.000% due 07/15/2012		954	1,051
2.000% due 01/15/2014		619	634
2.000% due 07/15/2014		1,113	1,137
1.625% due 01/15/2015		999	984
U.S. Treasury Bonds
7.500% due 11/15/2016		5,940	7,449
8.875% due 02/15/2019		1,800	2,548
7.875% due 02/15/2021		900	1,202
U.S. Treasury Notes
5.000% due 08/15/2011		100	104
4.875% due 02/15/2012		200	207
4.250% due 11/15/2014		1,700	1,665

			19,429

Total United States (Cost $47,744)			47,754

		Notional Amount
PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 5.750 Exp. 04/27/2009		400,000	$36

Total Purchased Call Options (Cost $21)			36

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250 Exp. 04/27/2009		400	16

		# of Contracts

Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		47	0
Eurodollar September Futures (CME)
Strike @ 93.500 Exp. 09/19/2005		58	1

Total Purchased Put Options (Cost $29)			17

		Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 13.9%

Commercial Paper 8.9%

Anz (Delaware), Inc.
2.840% due 06/03/2005		$2,000	1,990
Anz National International Ltd.
2.720% due 05/23/2005		2,000	1,992
Bank of Ireland
2.560% due 05/05/2005		1,100	1,097
Barclays U.S. Funding Corp.
2.605% due 04/25/2005		600	599
2.665% due 05/02/2005		100	100
Danske Corp.
2.650% due 05/23/2005		600	598
2.725% due 06/06/2005		100	99
Den Norske Bank ASA
2.655% due 04/25/2005		300	299
ForeningsSparbanken AB
2.840% due 06/01/2005		2,000	1,990
General Electric Capital Corp.
2.540% due 04/12/2005		300	300
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005		600	599
2.665% due 05/23/2005		1,500	1,494
2.850% due 06/24/2005		1,400	1,390
UBS Finance, Inc.
2.510% due 04/27/2005		3,200	3,194
2.670% due 05/25/2005		100	100
2.730% due 06/02/2005		100	99

			15,940

Repurchase Agreement 1.0%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $1,831. Repurchase proceeds are $1,795.)		1,795	1,795

U.K. Treasury Bill 1.3%
1.010% due 04/11/2005	BP	1,200	2,265

U.S. Treasury Bills 2.7%
2.695% due 05/05/2005- 06/16/2005 (c)(d)(f)		$4,835	4,808

Total Short-Term Instruments (Cost $24,853)			24,808

Total Investments (e) 103.8% (Cost $174,977)			$185,072

Written Options (h) (0.1%) (Premiums $289)			(220)

Other Assets and Liabilities (Net) (3.7%)			(6,507)

Net Assets 100.0%			$178,345

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $2,735 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $7,327 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,328 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	44	$(79)
Eurodollar September Long Futures	09/2005	97	(274)
Euro-Bobl 5-Year Note Short Futures	06/2005	14	(11)
Euro-Bund 10-Year Note Long Futures	06/2005	179	229
Government of Japan 10-Year Note Long Futures	06/2005	22	367
U.S. Treasury 10-Year Note Long Futures	06/2005	324	(134)
U.S. Treasury 30-Year Bond Long Futures	06/2005	47	(74)
U.S. Treasury 5-Year Note Short Futures	06/2005	12	1

			$25

48  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	6,300	$(70)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		3,600	53
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		3,900	(53)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		2,200	43
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	3,600	27
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		2,000	(31)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	200	(2)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(1)
Barclays Bank PLC	6-month EC-LIBOR	Receive	4.500%	06/17/2015		1,600	(2)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		4,770	(505)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	2
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	22
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		100	0
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		300	1
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		800	0
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		14,600	(1,754)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		3,100	(324)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	4,300	(14)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		20,000	(113)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.310%	07/14/2005	JY	232,000	(13)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011		340,000	(83)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		110,000	(68)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009		900,000	32
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		300,000	(178)
UBS Warburg LLC	6-month JY-LIBOR	Receive	0.800%	03/20/2012		540,000	(110)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$7,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		3,500	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		14,200	212
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		300	3
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		13,000	187
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		22,600	6
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		11,300	1
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,500	26
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		4,000	38
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		9,800	94
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		900	13
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		6,900	103

							$(2,458)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	$200	$1

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	11	$6	$0
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	15	4	0
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	53	28	19
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	3	1	1
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	15	4	11

				$43	$31

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount		Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	JY	200	$1	$1
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005		$2,500	108	130
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005		2,500	107	3
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006		1,000	30	55

							$246	$189

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  49

Schedule of Investments (Cont.)

Global Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	5,677	04/2005	$120	$(25)	$95
Buy	BR	179	04/2005	3	0	3
Buy		177	05/2005	0	(1)	(1)
Sell	C$	555	04/2005	2	0	2
Buy	CP	18,098	05/2005	0	(1)	(1)
Buy		8,213	08/2005	0	0	0
Sell	DK	1,696	06/2005	7	0	7
Buy	EC	111	04/2005	0	(4)	(4)
Sell		58,939	04/2005	2,399	0	2,399
Buy	H$	1,239	04/2005	0	0	0
Sell	JY	793,868	04/2005	148	0	148
Buy	KW	34,830	04/2005	1	0	1
Buy		143,100	06/2005	0	(2)	(2)
Buy	MP	817	05/2005	0	0	0
Buy		337	06/2005	0	0	0
Sell	N$	472	04/2005	11	0	11
Buy	PN	319	05/2005	0	0	0
Buy	PZ	172	05/2005	0	(2)	(2)
Buy		72	06/2005	0	0	0
Buy	RR	950	04/2005	0	0	0
Buy		852	05/2005	0	0	0
Buy	S$	53	04/2005	0	0	0
Buy	SR	188	05/2005	0	0	0
Buy	SV	2,983	05/2005	0	(3)	(3)
Buy	T$	328	05/2005	0	0	0

				$2,691	$(38)	$2,653

(j)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	04/13/2035	$3,700	$3,706	$3,712
U.S. Treasury Note	3.000	02/15/2009	3,300	3,174	3,186

				$6,880	$6,898

50  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

GNMA Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 103.0%

Fannie Mae
2.865% due 07/01/2011 (a)	$2,457	$2,451
2.917% due 07/01/2011 (a)	5,884	5,878
5.000% due 03/01/2034	2,619	2,569
5.253% due 03/01/2018 (a)	17	17
5.500% due 12/01/2033-03/01/2035 (d)	16,000	16,039
6.000% due 05/01/2029-03/01/2035 (d)	66,004	67,477
9.000% due 07/01/2018	14	16
Federal Housing Administration
8.137% due 09/01/2040	467	459
Freddie Mac
3.251% due 06/01/2030 (a)	31	31
3.363% due 05/01/2019 (a)	19	19
6.708% due 05/01/2031 (a)	73	73
7.500% due 08/15/2029 (b)	68	13
Government National Mortgage Association
0.000% due 03/16/2026 (c)	75	74
3.000% due 01/16/2023	4,835	4,814
3.020% due 01/16/2031-02/16/2032 (a)(d)	9,119	9,125
3.070% due 08/16/2032 (a)	1,682	1,686
3.120% due 12/16/2026-08/16/2031 (a)(d)	1,451	1,456
3.220% due 06/16/2027 (a)	2,407	2,414
3.320% due 07/16/2028 (a)	286	289
3.370% due 04/16/2032 (a)	636	643
3.375% due 06/20/2022-05/16/2027 (a)(d)	1,915	1,946
3.470% due 05/16/2029 (a)	1,885	1,901
3.500% due 02/20/2026-05/20/2031 (a)(d)	29,537	29,299
3.750% due 07/20/2018-08/20/2025 (a)(d)	44	44
4.000% due 05/20/2016-04/20/2023 (d)	18,138	18,097
4.125% due 12/20/2017-10/20/2030 (a)(d)	34	34
4.500% due 02/20/2018-03/20/2029 (d)	820	820
5.500% due 03/16/2022-01/15/2035 (d)	319,652	322,658
6.000% due 11/20/2016-11/15/2033 (d)	113,863	116,519
6.500% due 12/15/2023-07/20/2031 (d)	5,334	5,435
7.500% due 10/15/2022-06/15/2033 (d)	2,703	2,903
Small Business Administration
7.449% due 08/01/2010	201	215

Total U.S. Government Agencies (Cost $619,037)		615,414

MORTGAGE-BACKED SECURITIES 0.8%

Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	195	197
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (a)	560	562
2.511% due 03/25/2032 (a)	434	432
3.079% due 08/25/2033 (a)	811	803
Sequoia Mortgage Trust
3.190% due 06/20/2032 (a)	544	544
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	963	959
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	821	821
3.330% due 03/25/2031 (a)	16	17
3.500% due 08/25/2032 (a)	247	247
3.140% due 01/25/2033 (a)	142	142

Total Mortgage-Backed Securities (Cost $4,736)		4,724

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	20	20
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	86	86
Centex Home Equity
3.150% due 01/25/2032 (a)	84	84
3.110% due 04/25/2032 (a)	101	101
Chase Funding Loan Acquisition Trust
3.090% due 04/25/2031 (a)	93	93
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	327	328
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,639
Countrywide Asset-Backed Certificates
3.110% due 05/25/2032 (a)	36	36
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)	188	188
Home Equity Asset Trust
3.150% due 11/25/2032 (a)	72	72
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	198	199
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (a)	47	48
NPF XII, Inc.
2.532% due 10/01/2003 (e)	300	0
Saxon Asset Securities Trust
3.110% due 08/25/2032 (a)	84	84

Total Asset-Backed Securities (Cost $3,280)		2,978

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	14,850	825

Total Preferred Stock (Cost $743)		825

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 45.4%

Certificates of Deposit 2.9%

Citibank, N.A.
2.675% due 04/29/2005	$6,300	6,300
HSBC Bank USA
2.750% due 06/27/2005	11,300	11,300

		17,600

Commercial Paper 40.0%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005	15,500	15,464
2.855% due 06/03/2005	1,900	1,890
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005	800	799
2.695% due 05/09/2005	4,600	4,587
2.740% due 06/03/2005	6,100	6,068
2.810% due 06/08/2005	3,600	3,580
2.870% due 06/13/2005	2,300	2,286
2.940% due 07/08/2005	300	298
Fannie Mae
2.464% due 04/06/2005	1,900	1,899
2.422% due 04/13/2005	100	100
2.508% due 04/20/2005	12,400	12,383
2.580% due 04/27/2005	6,700	6,688
2.711% due 06/01/2005	1,100	1,094
2.732% due 06/01/2005	600	597
Fortis Funding LLC
2.610% due 04/27/2005	15,500	15,471
Freddie Mac
2.570% due 04/26/2005	15,600	15,572
2.720% due 05/05/2005	700	698
2.670% due 05/27/2005	15,500	15,436
2.790% due 05/31/2005	1,000	995
2.815% due 06/07/2005	1,000	994
2.669% due 06/15/2005	10,200	10,136
2.690% due 06/20/2005	15,500	15,396
2.920% due 06/30/2005	200	199
2.890% due 07/12/2005	400	397
3.020% due 08/09/2005	300	297
General Electric Capital Corp.
2.660% due 04/28/2005	15,300	15,269
HBOS Treasury Services PLC
2.715% due 05/17/2005	15,500	15,446
KFW International Finance, Inc.
2.535% due 04/14/2005	5,800	5,795
2.805% due 07/06/2005	400	397
Rabobank USA Financial Corp.
2.820% due 04/01/2005	16,400	16,400
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005	1,500	1,496
2.700% due 05/27/2005	15,500	15,435
2.880% due 06/09/2005	900	895
TotalFinaElf Capital S.A.
2.830% due 04/01/2005	16,400	16,400
UBS Finance, Inc.
2.830% due 04/01/2005	1,000	1,000
2.675% due 05/26/2005	15,500	15,437
2.730% due 06/02/2005	1,500	1,492

		238,786

Repurchase Agreements 2.1%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $9,268. Repurchase proceeds are $9,101.)	9,100	9,100
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $3,712. Repurchase proceeds are $3,637.)	3,637	3,637

		12,737

U.S. Treasury Bills 0.4%

2.656% due 05/05/2005-06/16/2005 (d)(f)(h)	2,205	2,194

Total Short-Term Instruments (Cost $271,341)		271,317

Total Investments (g) 149.8% (Cost $899,137)		$895,258

Written Options (j) (0.0%) (Premiums $989)		(225)

Other Assets and Liabilities (Net) (49.8%)		(297,579)

Net Assets 100.0%		$597,454

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Security is in default.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  51

Schedule of Investments (Cont.)

GNMA Fund

March 31, 2005

(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $2,504 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $1,448 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	648	$(718)
U.S. Treasury 10-Year Note Short Futures	06/2005	105	(65)

			$(783)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $ 316	07/01/2011	$8,000	$(244)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,100	103

						$(141)

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	354	$48	$11
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	106	16	8
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	354	164	144
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	106	38	22

				$266	$185

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$35
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	5

						$723	$40

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(k)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	04/13/2035	$5,000	$4,889	$4,889
Fannie Mae	6.000	04/13/2035	51,000	52,132	52,092

				$57,021	$56,981

52  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 4.4%

Alderwoods Group, Inc.
4.850% due 08/07/2008 (a)	$61	$62
4.540% due 09/17/2008 (a)	344	349
5.080% due 09/17/2008 (a)	182	185
5.296% due 09/17/2008 (a)	172	175
Ardent Health Services, Inc.
5.250% due 08/15/2011	4,478	4,487
Boise Cascade Corp.
4.844% due 10/29/2011 (a)	5,566	5,677
Borden Chemical, Inc.
5.000% due 09/08/2005	22,300	22,227
Celanese Corp.
5.000% due 01/11/2011	4,000	4,089
Centennial Cellular Operating Co LLC
5.000% due 02/09/2011	5,445	5,550
Centennial Communications
4.920% due 01/20/2011 (a)	2,172	2,214
5.140% due 01/20/2011 (a)	127	129
5.380% due 01/20/2011 (a)	167	170
5.630% due 02/09/2011 (a)	1,504	1,533
Charter Communications Holdings LLC
5.730% due 04/26/2010	3,000	3,010
5.980% due 04/26/2011 (a)	5,829	5,865
Dynegy Holdings, Inc.
6.720% due 05/10/2010 (a)	5,459	5,580
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,953
2.300% due 11/22/2009 (a)	14,250	14,446
5.625% due 11/22/2009 (a)	18,580	18,865
Federal-Mogul Corp.
5.000% due 12/08/2011 (a)	6,975	7,005
General Growth Properties
4.840% due 11/12/2007 (a)	10,987	11,096
4.840% due 11/12/2008 (a)	14,959	15,228
GoodYear Tire
6.790% due 09/30/2007 (a)	10,750	10,841
Graham Packaging Co. LP
5.625% due 09/15/2011	105	107
4.850% due 10/07/2011	3,745	3,827
Graham Packaging Co., Inc.
4.563% due 09/15/2011 (a)	10,115	10,335
Headwaters, Inc.
5.920% due 04/30/2011 (a)	12,953	13,150
10.000% due 04/30/2011 (a)	167	169
Intelsat Ltd.
5.000% due 07/28/2011	3,000	3,048
Invensys PLC
6.091% due 09/30/2009 (a)	2,471	2,518
7.341% due 12/30/2009 (a)	8,000	8,240
ISP Holdings, Inc.
4.688% due 06/04/2011 (a)	2,710	2,745
4.875% due 06/04/2011 (a)	1,178	1,194
Jefferson Smurfit Corp.
2.100% due 11/01/2010	611	624
4.750% due 11/01/2010	1,503	1,533
4.938% due 11/01/2010	1,503	1,533
4.688% due 11/01/2011	2,380	2,428
4.938% due 11/01/2011	1,002	1,023
Nalco Co.
4.850% due 11/01/2010 (a)	1,702	1,738
4.920% due 11/01/2010 (a)	1,502	1,533
5.050% due 11/01/2010 (a)	2,207	2,253
NRG Energy, Inc.
4.000% due 12/08/2007 (a)	2,500	2,542
4.325% due 12/24/2011 (a)	2,188	2,224
4.515% due 12/24/2011 (a)	2,805	2,853
PanAmSat Corp.
5.090% due 08/20/2009 (a)	1,732	1,745
7.000% due 08/20/2009 (a)	1,396	1,407
Qwest Corp.
7.390% due 06/30/2007 (a)	31,200	32,324
6.950% due 06/05/2010 (a)	8,500	8,650
Reliant Resources, Inc.
5.225% due 12/22/2010	1,462	1,481
6.089% due 12/22/2010 (a)	17,538	17,775
RH Donnelley, Inc.
4.310% due 06/30/2011	136	139
4.360% due 06/30/2011	409	417
4.700% due 06/30/2011	546	556
4.760% due 06/30/2011	682	695
4.780% due 06/30/2011	409	417
4.800% due 06/30/2011	136	139
4.810% due 06/30/2011	546	556
4.840% due 06/30/2011	136	139
4.850% due 06/30/2011	920	937
Warner Chilcott Co., Inc.
5.340% due 01/18/2012 (a)	8,537	8,637
Warner Chilcott Corp.
5.340% due 01/18/2012 (a)	3,440	3,480
Warner ChilCott Holdings Co. III Ltd.
5.340% due 01/18/2012 (a)	1,589	1,608

Total Bank Loan Obligations (Cost $286,760)		290,455

CORPORATE BONDS & NOTES 75.7%

Banking & Finance 8.0%

AES Red Oak LLC
8.540% due 11/30/2019	11,096	12,483
Affinia Group, Inc.
9.000% due 11/30/2014	4,800	4,464
Arvin Capital I
9.500% due 02/01/2027	1,500	1,567
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	24,629	28,200
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,977
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,590	44,243
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,157
Borden US Finance Corp.
7.410% due 07/15/2010 (a)	1,900	1,976
9.000% due 07/15/2014	3,600	3,906
Bowater Canada Finance
7.950% due 11/15/2011	12,150	12,666
Cedar Brakes II LLC
9.875% due 09/01/2013	17,100	20,294
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	50	53
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,876
8.900% due 04/01/2007	5,000	5,278
Eircom Funding
8.250% due 08/15/2013	2,650	2,895
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,288
Isles CBO Ltd.
2.975% due 10/27/2010 (a)	1,614	1,418
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	747
10.000% due 06/15/2012 (b)	8,680	5,533
7.630% due 08/15/2012 (b)	3,786	2,277
JSG Funding PLC
9.625% due 10/01/2012	34,546	37,310
K&F Acquisition, Inc.
7.750% due 11/15/2014	8,100	7,897
Kraton Polymers LLC
8.125% due 01/15/2014	12,200	11,620
La Quinta Properties, Inc.
8.875% due 03/15/2011	3,655	3,966
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	31,110	29,943
7.250% due 02/15/2011	80,510	75,478
7.750% due 02/15/2031	5,730	4,870
Refco Finance Holdings LLC
9.000% due 08/01/2012	17,295	18,419
Riggs Capital Trust
8.625% due 12/31/2026 (b)	12,645	14,226
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,035
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	50,152
Salton SEA Funding
7.370% due 05/30/2005	2,280	2,304
Sets Trust
8.850% due 04/02/2007	5,000	5,274
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,968
UGS Corp.
10.000% due 06/01/2012	7,625	8,464
Universal City Development Partners
11.750% due 04/01/2010	20,865	23,890
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	18,616

		523,730

Industrials 51.4%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,313
6.950% due 04/01/2008	6,565	6,499
5.250% due 06/20/2008	5,750	5,405
8.550% due 08/01/2010	4,710	4,804
6.000% due 06/20/2013	31,401	27,319
8.375% due 04/01/2015	3,430	3,353
8.850% due 08/01/2030	13,743	12,953
AES Ironwood LLC
8.857% due 11/30/2025	50,636	57,472
Ahold Finance USA, Inc.
8.250% due 07/15/2010	27,945	30,809
Alderwoods Group, Inc.
7.750% due 09/15/2012	3,050	3,134
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	7,945
8.500% due 12/01/2008	8,880	9,146
6.500% due 11/15/2010	26,280	25,623
9.250% due 09/01/2012	11,525	12,389
7.875% due 04/15/2013	15,320	15,358
7.250% due 03/15/2015	11,325	10,815
American Media Operations, Inc.
10.250% due 05/01/2009	35,954	37,212
American Towers, Inc.
7.250% due 12/01/2011	2,395	2,485
AmeriGas Partners LP
10.000% due 04/15/2006	200	211
8.830% due 04/19/2010	14,524	15,324
8.875% due 05/20/2011	7,965	8,483
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,855
Argo-Tech Corp.
9.250% due 06/01/2011	50	54
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	28,011
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,207
Boise Cascade LLC
5.535% due 10/15/2012 (a)	2,500	2,562
7.125% due 10/15/2014	2,760	2,808
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,265
Boyd Gaming Corp.
7.750% due 12/15/2012	14,622	15,390
Buhrmann US, Inc.
7.875% due 03/01/2015	1,600	1,562
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)	9,550	10,171
8.000% due 04/15/2012	13,560	14,001

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  53

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CanWest Media, Inc.
10.625% due 05/15/2011	$14,265	$15,620
8.000% due 09/15/2012	26,083	27,583
CCO Holdings LLC
8.750% due 11/15/2013	27,605	27,743
Cenveo Corp.
9.625% due 03/15/2012	16,800	17,976
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,417
8.000% due 04/30/2012	10,030	10,030
Charter Communications Operating LLC
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,956	3,148
7.500% due 09/15/2013	1,400	1,484
7.500% due 06/15/2014	19,570	20,793
7.000% due 08/15/2014	9,025	9,341
6.375% due 06/15/2015	125	124
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,100	7,065
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,546
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,368
10.625% due 09/01/2008	14,940	16,061
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,272
10.000% due 03/13/2007	3,500	3,781
Continental Airlines, Inc.
7.461% due 04/01/2015	2,904	2,730
7.373% due 12/15/2015	1,033	865
6.545% due 02/02/2019	6,998	6,827
7.566% due 03/15/2020	3,061	2,576
Crown European Holdings S.A.
9.500% due 03/01/2011	31,550	34,784
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.875% due 12/15/2007	200	209
7.250% due 07/15/2008	1,550	1,597
8.125% due 07/15/2009	13,865	14,697
8.125% due 08/15/2009	11,640	12,338
7.625% due 04/01/2011	54,023	56,454
6.750% due 04/15/2012	13,400	13,367
DaVita, Inc.
6.625% due 03/15/2013	13,040	12,975
7.250% due 03/15/2015	21,200	20,882
Delphi Corp.
6.500% due 05/01/2009	8,930	8,040
6.500% due 08/15/2013	5,950	4,898
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,173	8,798
7.570% due 11/18/2010	5,600	5,223
Dex Media West LLC
8.500% due 08/15/2010	26,245	28,148
9.875% due 08/15/2013	39,024	43,707
DirecTV Holdings LLC
8.375% due 03/15/2013	42,505	46,224
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	5,826
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,040
Dresser, Inc.
9.375% due 04/15/2011	43,890	46,743
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	8,390	8,432
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,771
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	32,700	32,128
7.670% due 11/08/2016	34,790	31,572
Dynegy Holdings, Inc.
9.160% due 07/15/2008 (a)	2,500	2,694
9.875% due 07/15/2010	4,850	5,220
Echostar DBS Corp.
5.750% due 10/01/2008	28,775	28,487
5.810% due 10/01/2008 (a)	8,450	8,693
6.625% due 10/01/2014	2,800	2,720
El Paso CGP Co.
6.500% due 06/01/2008	10,025	9,875
7.625% due 09/01/2008	13,426	13,527
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	3,066
6.950% due 06/01/2028	5,375	4,703
El Paso Corp.
6.750% due 05/15/2009	8,525	8,355
7.000% due 05/15/2011	3,800	3,667
7.875% due 06/15/2012	2,605	2,605
7.375% due 12/15/2012	21,905	21,303
7.800% due 08/01/2031	27,520	26,006
El Paso Production Holding Co.
7.750% due 06/01/2013	13,995	14,240
Encore Acquisition Co.
6.250% due 04/15/2014	5,825	5,854
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	18,110
8.750% due 02/15/2009	28,475	30,682
Exco Resources, Inc.
7.250% due 01/15/2011	3,980	4,060
Exide Technologies
10.500% due 03/15/2013	7,825	7,512
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,757
Ferrellgas Partners LP
6.990% due 08/01/2005 (l)	7,000	7,058
7.080% due 08/01/2006 (l)	5,000	5,081
8.780% due 08/01/2007 (l)	14,000	14,781
7.120% due 08/01/2008 (l)	11,000	11,245
8.870% due 08/01/2009 (l)	7,300	7,956
7.240% due 08/01/2010 (l)	20,000	20,579
8.750% due 06/15/2012	2,150	2,247
Fisher Scientific International, Inc.
8.000% due 09/01/2013	21,635	23,636
6.750% due 08/15/2014	7,000	7,140
Foundation PA Co.al Co.
7.250% due 08/01/2014	2,750	2,805
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	8,765	9,039
6.875% due 07/15/2011	700	724
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	34,935	37,992
Gaylord Entertainment Co.
8.000% due 11/15/2013	2,840	2,954
Gazprom International S.A.
9.625% due 03/01/2013	4,500	5,156
7.201% due 02/01/2020	5,000	5,121
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,123
8.000% due 01/15/2014	950	1,040
7.700% due 06/15/2015	6,550	7,213
8.000% due 01/15/2024	32,380	36,266
7.250% due 06/01/2028	5,925	6,132
8.875% due 05/15/2031	13,320	16,117
Greif, Inc.
8.875% due 08/01/2012	1,925	2,089
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,035
Hanover Equipment Trust
8.500% due 09/01/2008	48,495	50,799
HCA, Inc.
7.875% due 02/01/2011	5,313	5,775
6.300% due 10/01/2012	16,100	16,165
6.250% due 02/15/2013	6,428	6,410
6.750% due 07/15/2013	49,308	50,752
6.375% due 01/15/2015	3,250	3,242
7.190% due 11/15/2015	900	938
HealthSouth Corp.
8.375% due 10/01/2011 (b)	8,900	8,811
7.625% due 06/01/2012 (b)	43,370	41,852
Horizon Lines LLC
9.000% due 11/01/2012	4,550	4,869
Ingles Markets, Inc.
8.875% due 12/01/2011	9,135	9,409
Insight Midwest LP
9.750% due 10/01/2009	30,990	32,501
10.500% due 11/01/2010	19,503	20,966
Invensys PLC
9.875% due 03/15/2011	11,250	11,503
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,711
ITT Corp.
7.375% due 11/15/2015	2,050	2,214
JC Penney Co., Inc.
7.650% due 08/15/2016	7,000	6,685
8.000% due 03/01/2010	7,470	7,507
Jefferson Smurfit Corp.
8.250% due 10/01/2012	4,115	4,249
7.500% due 06/01/2013	2,300	2,300
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,146
K2, Inc.
7.375% due 07/01/2014	650	676
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,628
La Quinta Inns
7.400% due 09/15/2005	4,050	4,111
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,836
Legrand S.A.
8.500% due 02/15/2025	16,525	19,995
Lyondell Chemical Co.
9.875% due 05/01/2007	1,952	2,011
Mandalay Resort Group
9.375% due 02/15/2010	52,722	58,653
7.625% due 07/15/2013	8,485	8,952
MCI, Inc.
7.688% due 05/01/2009	87,638	91,363
8.735% due 05/01/2014	19,030	20,981
Mediacom Broadband LLC
11.000% due 07/15/2013	39,335	42,285
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	3,881
MGM Mirage, Inc.
6.000% due 10/01/2009	1,000	991
8.500% due 09/15/2010	3,730	4,103
8.375% due 02/01/2011	39,130	42,456
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	5,879
6.750% due 02/01/2008	4,555	4,675
Nalco Co.
7.750% due 11/15/2011	22,225	23,225
8.875% due 11/15/2013	10,550	11,341
National Nephrology Associates, Inc.
9.000% due 11/01/2011	1,400	1,559
Newpark Resources, Inc.
8.625% due 12/15/2007	11,860	11,801
Norampac, Inc.
6.750% due 06/01/2013	8,895	9,095
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	944

54  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Northwest Airlines, Inc.
6.841% due 10/01/2012	$5,100	$5,047
6.810% due 02/01/2020	14,233	13,015
Novelis, Inc.
7.250% due 02/15/2015	11,300	11,131
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	7,036
8.750% due 11/15/2012	34,435	37,792
8.250% due 05/15/2013	19,160	20,358
6.750% due 12/01/2014	400	394
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,424
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	43,863
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,886
PQ Corp.
7.500% due 02/15/2013	5,100	5,049
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,432
6.750% due 05/01/2014	4,175	4,196
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,527
8.164% due 05/15/2010 (a)	3,380	3,600
8.875% due 05/15/2011	6,635	6,950
8.000% due 05/15/2013	10,385	10,645
Quebecor Media, Inc.
11.125% due 07/15/2011	34,279	38,050
Qwest Corp.
6.294% due 02/15/2009 (a)	12,000	12,150
7.500% due 02/15/2011	45,765	44,964
9.125% due 03/15/2012	21,000	22,943
7.500% due 02/15/2014	32,095	31,533
Rayovac Corp.
8.500% due 10/01/2013	10,050	10,402
7.375% due 02/01/2015	24,800	23,870
Reddy Ice Group, Inc.
8.875% due 08/01/2011	4,800	5,364
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	2,150	2,161
Rogers Cable, Inc.
6.750% due 03/15/2015	3,900	3,861
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,536
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,766
6.875% due 12/01/2013	1,775	1,859
Safety Kleen Services
9.250% due 06/01/2008 (b)	22,459	90
Seneca Gaming Corp.
7.250% due 05/01/2012	1,280	1,280
SESI LLC
8.875% due 05/15/2011	17,979	19,282
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	16,125	17,012
8.000% due 03/15/2012	11,350	11,634
Six Flags, Inc.
9.750% due 04/15/2013	13,855	12,989
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	20,902
8.375% due 07/01/2012	15,090	15,656
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,976
7.625% due 07/15/2011	24,087	23,906
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	9,207	10,105
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	18,938
6.500% due 02/01/2014	8,165	8,145
Stone Container Finance
7.375% due 07/15/2014	2,625	2,612
Suburban Propane Partners LP
6.875% due 12/15/2013	2,330	2,307
Superior Essex Communications
9.000% due 04/15/2012	4,395	4,483
Telenet Group Holding NV
0.000% due 06/15/2014	1,500	1,142
Tenet Healthcare Corp.
6.375% due 12/01/2011	6,960	6,455
6.500% due 06/01/2012	23,275	21,529
7.375% due 02/01/2013	28,430	26,937
9.875% due 07/01/2014	14,740	15,403
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	35,616
8.625% due 11/15/2014	12,000	11,730
Toys “R” Us, Inc.
7.625% due 08/01/2011	21,100	19,940
7.875% due 04/15/2013	8,325	7,472
TransMontaigne, Inc.
9.125% due 06/01/2010	1,200	1,278
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	16,900
7.000% due 11/15/2013	21,413	21,145
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,140
TRW Automotive, Inc.
9.375% due 02/15/2013	4,565	4,930
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	13,060
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,226	2,071
7.730% due 07/01/2010 (b)	26,671	24,574
7.186% due 04/01/2011 (b)	74	69
6.602% due 09/01/2013 (b)	6,753	6,449
7.783% due 01/01/2014 (b)	212	193
3.140% due 03/02/2049 (a)(b)	4,254	3,932
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	18,058	4,560
9.333% due 01/01/2006 (b)	3,121	1,100
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,594
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	10,064
8.250% due 05/01/2012	21,850	23,762
Warner Chilcott Corp.
8.750% due 02/01/2015	17,125	17,296
Williams Cos., Inc.
7.375% due 11/15/2006	2,600	2,727
8.125% due 03/15/2012	920	1,012
7.625% due 07/15/2019	35,945	39,090
7.875% due 09/01/2021	55,329	60,585
7.750% due 06/15/2031	22,110	23,989
8.750% due 03/15/2032	5,050	6,022
Wynn Las Vegas LLC
6.625% due 12/01/2014	21,275	20,318
Xerox Corp.
7.625% due 06/15/2013	2,000	2,100
Young Broadcasting, Inc.
8.500% due 12/15/2008	7,545	7,941
10.000% due 03/01/2011	22,265	22,877

		3,391,744

Utilities 16.1%

AES Corp.
8.875% due 02/15/2011	18,605	20,233
8.750% due 05/15/2013	63,465	69,494
American Cellular Corp.
10.000% due 08/01/2011	38,475	35,589
American Tower Corp.
7.500% due 05/01/2012	850	867
7.125% due 10/15/2012	22,300	22,300
AT&T Corp.
9.050% due 11/15/2011	50,112	57,190
9.750% due 11/15/2031	8,150	9,984
Cincinnati Bell, Inc.
7.250% due 07/15/2013	31,120	31,120
8.375% due 01/15/2014	24,630	24,384
7.000% due 02/15/2015	6,650	6,351
Citizens Communications Co.
6.250% due 01/15/2013	10,590	10,008
CMS Energy Corp.
8.900% due 07/15/2008	1,485	1,602
7.500% due 01/15/2009	42,405	43,889
7.750% due 08/01/2010	6,226	6,522
Consumers Energy Co.
6.300% due 02/01/2012	4,700	4,573
Dobson Cellular Systems
7.492% due 11/01/2011 (a)	1,750	1,803
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,550
8.625% due 01/15/2022	7,000	7,984
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,185
Homer City Funding LLC
8.734% due 10/01/2026	9,589	11,148
Intelsat Bermuda Ltd.
7.805% due 01/15/2012 (a)	7,150	7,293
8.250% due 01/15/2013	9,865	10,013
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	13,680	14,980
8.625% due 11/14/2011	9,043	10,422
Midwest Generation LLC
8.560% due 01/02/2016	95,755	107,724
8.750% due 05/01/2034	27,450	30,744
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,572
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,725	9,920
8.500% due 09/01/2010	600	633
Nevada Power Co.
5.875% due 01/15/2015	2,530	2,479
New Skies Satellites NV
7.438% due 11/01/2011	4,000	4,100
9.125% due 11/01/2012	900	923
Nextel Communications, Inc.
6.875% due 10/31/2013	61,550	64,474
7.375% due 08/01/2015	35,775	37,966
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,530
NRG Energy, Inc.
8.000% due 12/15/2013	34,550	36,709
PSEG Energy Holdings LLC
7.750% due 04/16/2007	8,470	8,745
8.625% due 02/15/2008	7,325	7,765
10.000% due 10/01/2009	13,800	15,560
8.500% due 06/15/2011	45,910	49,583
Qwest Services Corp.
14.000% due 12/15/2010	6,500	7,556
Reliant Energy, Inc.
9.250% due 07/15/2010	30,485	32,771
9.500% due 07/15/2013	14,450	15,787
6.750% due 12/15/2014	25,900	24,281
Rocky River Realty
8.810% due 04/14/2007 (l)	1,712	1,803
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,690
8.000% due 12/15/2012	12,400	12,803
6.375% due 03/01/2014	8,475	8,263
7.500% due 03/15/2015	6,800	7,055
Rural Cellular Corp.
7.510% due 03/15/2010 (a)	3,000	3,090
8.250% due 03/15/2012	12,605	12,920
South Point Energy
8.400% due 05/30/2012	39,187	36,542
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,261

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  55

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
TECO Energy, Inc.
10.500% due 12/01/2007		$8,500	$9,584
7.500% due 06/15/2010		16,600	17,762
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)		10,000	10,340
Texas Genco LLC
6.875% due 12/15/2014		5,300	5,340
Time Warner Telecom, Inc.
9.750% due 07/15/2008		11,267	11,042
10.125% due 02/01/2011		18,250	17,703
9.250% due 02/15/2014		1,500	1,448
Triton PCS, Inc.
8.500% due 06/01/2013		14,559	13,467
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (l)		305	314
10.732% due 01/01/2013 (l)		8,006	8,502

			1,071,235

Total Corporate Bonds & Notes (Cost $4,843,312)			4,986,709

MUNICIPAL BONDS & NOTES 0.0%

New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		2,000	2,050

Total Municipal Bonds & Notes (Cost $1,919)			2,050

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017		45	46

Total U.S. Government Agencies (Cost $47)			46

MORTGAGE-BACKED SECURITIES 0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		23,948	23,916
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027 (b)		4,391	4,109

Total Mortgage-Backed Securities (Cost $25,746)			28,025

ASSET-BACKED SECURITIES 0.1%

Allegheny Energy, Inc.
5.640% due 06/08/2011 (a)		3,529	3,582
6.190% due 06/08/2011 (a)		401	407
6.220% due 06/08/2011 (a)		70	71
Headwaters, Inc.
8.170% due 09/01/2012 (a)		500	517

Total Asset-Backed Securities (Cost $4,529)			4,577

SOVEREIGN ISSUES 8.1%

Republic of Brazil
11.500% due 03/12/2008		12,500	14,144
3.125% due 04/15/2009 (a)		2,118	2,073
10.000% due 08/07/2011		7,635	8,284
11.000% due 01/11/2012		17,200	19,522
3.125% due 04/15/2012 (a)		32,272	30,487
10.250% due 06/17/2013		800	874
8.000% due 04/15/2014		122,605	122,150
10.500% due 07/14/2014		9,700	10,694
12.250% due 03/06/2030		20,200	24,543
8.250% due 01/20/2034		6,000	5,343
11.000% due 08/17/2040		5,000	5,571
Republic of Guatemala
9.250% due 08/01/2013		6,180	7,025
Republic of Panama
9.625% due 02/08/2011		9,050	10,272
9.375% due 07/23/2012		6,610	7,502
7.250% due 03/15/2015		3,500	3,491
10.750% due 05/15/2020		9,125	11,361
8.875% due 09/30/2027		11,425	12,339
9.375% due 04/01/2029		12,575	14,398
Republic of Peru
9.125% due 02/21/2012		48,065	54,313
9.875% due 02/06/2015		16,100	18,676
5.000% due 03/07/2017 (a)		9,476	8,913
Republic of Ukraine
11.000% due 03/15/2007		3,640	3,915
6.875% due 03/04/2011		10,000	10,300
7.650% due 06/11/2013		8,300	8,912
Russian Federation
8.250% due 03/31/2010 (a)		12,500	13,495
5.000% due 03/31/2030 (a)		100,148	102,702

Total Sovereign Issues (Cost $501,338)			531,299

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 3.0%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	1,800	2,613
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		2,405	3,663
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014		6,350	9,092
Cognis GmbH
11.199% due 01/15/2015 (a)(e)		750	911
Crown European Holdings S.A.
10.250% due 03/01/2011		2,000	2,930
Eircom Funding
8.250% due 08/15/2013		3,090	4,546
El Paso Corp.
7.125% due 05/06/2009		18,920	25,139
Fresenius Medical Care
7.375% due 06/15/2011		3,000	4,467
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	5,719
JSG Funding PLC
10.125% due 10/01/2012		24,275	35,086
JSG Holding PLC
11.500% due 10/01/2015		5,000	6,453
Kappa Beheer BV
10.625% due 07/15/2009		1,095	1,498
Kronos International, Inc.
8.875% due 06/30/2009		4,075	5,653
Lighthouse International Co. S.A.
8.000% due 04/30/2014		43,225	56,803
Telenet Communications NV
9.000% due 12/15/2013		14,000	20,372
TRW Automotive, Inc.
10.125% due 02/15/2013		9,430	13,770

Total Foreign Currency-Denominated Issues (Cost $164,655)			198,715

	Shares
COMMON STOCKS 0.0%

Communications 0.0%

Dobson Communications Corp. (d)		1,381,277	2,790

Technology 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (f)		102,821	725

Total Common Stocks (Cost $9,103)			3,515

CONVERTIBLE PREFERRED STOCK 0.1%

Celanese Corp.
4.250% due 12/31/2049		72,500	2,030
Dobson Communications Corp.
6.000% due 08/19/2016		21,975	1,713
PMI Group, Inc.
5.875% due 11/15/2006		20,000	486

Total Convertible Preferred Stock (Cost $5,985)			4,229

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	27,130
Riggs Capital Trust II
8.875% due 03/15/2027 (b)		15,830,000	17,809

Total Preferred Security (Cost $42,334)			44,939

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 0.8%

Industrials 0.7%

Dimon, Inc.
6.250% due 03/31/2007		$39,277	39,162
Pride International, Inc.
3.250% due 05/01/2033		5,000	5,906
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018		1,000	877

			45,945

Utilities 0.1%

AES Corp.
4.500% due 08/15/2005		7,500	7,547

Total Convertible Bonds & Notes (Cost $50,112)			53,492

SHORT-TERM INSTRUMENTS 4.1%

Commercial Paper 3.3%

Delphi Corp.
2.010% due 04/11/2005		4,000	3,998
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		29,400	29,400
UBS Finance, Inc.
2.830% due 04/01/2005		182,100	182,100

			215,498

Repurchase Agreements 0.5%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016-05/15/2020 valued at $26,586. Repurchase proceeds are $26,002.)		26,000	26,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $9,425. Repurchase proceeds are $9,239.)		9,238	9,238

			35,238

U.S. Treasury Bills 0.3%
2.699% due 05/05/2005-06/16/2005 (c)(g)(i)		16,830	16,734

Total Short-Term Instruments (Cost $267,477)			267,470

Total Investments (h) 97.4% (Cost $6,203,317)			$6,415,521

Written Options (k) (0.0%) (Premiums $1,730)			(986)

Other Assets and Liabilities (Net) 2.6%			172,040

Net Assets 100.0%			$6,586,575

56  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	The warrants entitle the Fund to purchase 1 share of Reliant Resources, Inc. for every warrant held at U.S. Dollar Strike at $5.09 until August 25, 2008.
(g)	Securities with an aggregate market value of $1,244 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(h)	As of March 31, 2005, portfolio securities with an aggregate market value of $239,264 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $13,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(4,019)
Eurodollar September Long Futures	09/2005	5,866	(16,046)
Euro-Bund 10-Year Note Long Futures	06/2005	775	994
U.S. Treasury 10-Year Note Long Futures	06/2005	3,367	(3,658)

			$(22,729)

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$74,100	$1,695
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	250,000	5,387
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	49,900	1,291
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	118,000	2,849
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	56,700	992

						$12,214

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$46
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	40
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	16,000	(93)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(14)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	(13)
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	0.700%	09/20/2005	10,000	24
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	12
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	(6)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	84
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	60
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	36
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	46
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	171
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	37
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	9
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	13
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	2
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	64
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	8
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	10,000	19
Goldman Sachs & Co.	FirstEnergy Corp. 5.500% due 11/15/2006	Buy	0.350%	12/20/2006	7,500	(24)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	25,000	(558)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  57

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	$20,000	$2,334
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(202)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(190)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(189)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	(527)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(1)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	2
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	65
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	137
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	112
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.750% due 02/15/2011	Sell	1.200%	06/20/2009	5,000	150
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	267
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	148
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	4,500	18
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	(12)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	176
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	69
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(145)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(58)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	370
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,007
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	4,500	(100)

						$4,608

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	2,695	$404	$211
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	546	169	119
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	2,769	983	562
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	472	96	52

				$1,652	$944

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/20/2005	$12,500	$40	$23
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.250	%*	05/20/2005	12,500	38	19

						$78	$42

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090	03/30/2007	08/11/2003	$21,123	$21,157	0.32%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,597	23,916	0.36
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,910	14,781	0.22
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	8,008	7,956	0.12
Ferrellgas Partners LP	6.990	08/01/2005	03/16/2004	6,977	7,058	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,110	11,245	0.17
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,015	20,579	0.31
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,964	5,081	0.08
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,729	1,803	0.03
Tesoro Petroleum Corp.	7.466	07/17/2012	04/10/2003	9,952	10,340	0.16
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,863	8,502	0.13
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	300	314	0.00

				$128,548	$132,733	2.02%

58  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	105,279	04/2005	$219	$(1,591)	$(1,372)
Sell		316,203	04/2005	12,223	(11)	12,212
Buy	JY	6,777,400	04/2005	0	(1,306)	(1,306)

				$12,442	$(2,908)	$9,534

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  59

Schedule of Investments

Investment Grade Corporate Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 86.5%

Banking & Finance 37.2%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$209
American International Group, Inc.
2.875% due 05/15/2008	300	286
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	53
Bank of America Corp.
3.875% due 01/15/2008	50	49
4.875% due 01/15/2013	200	199
5.375% due 06/15/2014	260	265
Bank One Corp.
9.875% due 03/01/2009	50	59
5.250% due 01/30/2013	100	101
BB&T Corp.
6.500% due 08/01/2011	30	33
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	78
5.700% due 11/15/2014	200	206
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244
CIT Group, Inc.
7.750% due 04/02/2012	240	278
Citigroup Capital II
7.750% due 12/01/2036	500	532
Citigroup, Inc.
6.000% due 02/21/2012	190	203
5.625% due 08/27/2012	500	519
Conoco Funding Co.
6.350% due 10/15/2011	100	109
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	130	150
Devon Financing Corp. ULC
7.875% due 09/30/2031	100	125
Fleet National Bank
5.750% due 01/15/2009	175	181
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	400	399
6.500% due 01/25/2007	270	273
7.250% due 10/25/2011	100	99
7.000% due 10/01/2013	200	194
General Electric Capital Corp.
6.125% due 02/22/2011	300	321
5.450% due 01/15/2013	350	360
6.750% due 03/15/2032	400	463
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	300	299
7.750% due 01/19/2010	50	48
7.250% due 03/02/2011	30	28
6.875% due 09/15/2011	50	45
7.000% due 02/01/2012	150	136
6.875% due 08/28/2012	190	170
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	108
5.700% due 09/01/2012	275	284
5.250% due 10/15/2013	300	299
HBOS Capital Funding LP
6.071% due 06/30/2049	300	315
Household Finance Corp.
4.125% due 12/15/2008	100	98
8.000% due 07/15/2010	25	29
7.000% due 05/15/2012	90	100
6.375% due 11/27/2012	35	38
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	400	381
J.P. Morgan Chase & Co.
7.125% due 06/15/2009	100	109
6.625% due 03/15/2012	350	383
5.750% due 01/02/2013	90	94
5.125% due 09/15/2014	100	99
KFW International Finance, Inc.
5.750% due 01/15/2008	30	31
Korea Development Bank
4.750% due 07/20/2009	300	298
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	33
MBNA America Bank N.A.
7.125% due 11/15/2012	145	162
Metlife, Inc.
5.250% due 12/01/2006	300	306
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	152
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	109
5.300% due 03/01/2013	500	504
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	400	453
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	288
Preferred Term Securities XII
3.580% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	30	30
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	267
Rabobank Capital Funding Trust III
5.254% due 12/31/2016 (a)	300	298
RBS Capital Trust I
5.512% due 09/29/2049	100	102
Royal Bank of Scotland PLC
9.118% due 03/31/2049	280	331
UFJ Finance Aruba AEC
6.750% due 07/15/2013	200	216
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	99
Wachovia Bank N.A.
7.800% due 08/18/2010	30	34
Washington Mutual, Inc.
4.000% due 01/15/2009	200	196
Wells Fargo Bank, N.A.
6.450% due 02/01/2011	30	33

		13,172

Industrials 34.0%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102
Albertson’s, Inc.
7.500% due 02/15/2011	100	111
Altria Group, Inc.
7.000% due 07/15/2005	300	303
Amerada Hess Corp.
6.650% due 08/15/2011	100	107
American Airlines, Inc.
6.978% due 04/01/2011	120	122
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	27
6.875% due 05/01/2012	300	328
7.700% due 05/01/2032	100	119
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33
British Sky Broadcasting PLC
8.200% due 07/15/2009	100	113
Caesars Entertainment, Inc.
7.000% due 04/15/2013	300	323
Canadian National Railway Co.
4.400% due 03/15/2013	80	77
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	102
5.850% due 02/01/2035	200	199
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	174
Centex Corp.
7.500% due 01/15/2012	30	34
Chesapeake Energy Corp.
6.375% due 06/15/2015	100	99
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	99
5.750% due 01/15/2013	100	99
Clorox Co.
3.125% due 12/14/2007 (a)	30	30
Columbia Energy Group
6.800% due 11/28/2005	100	102
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	324
8.875% due 05/01/2017	35	44
Comcast Corp.
5.300% due 01/15/2014	100	99
ConocoPhillips
8.750% due 05/25/2010	100	118
4.750% due 10/15/2012	30	30
Continental Airlines, Inc.
6.320% due 11/01/2008	50	49
6.503% due 06/15/2011	100	96
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	100
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	100	101
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	160	149
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	32
DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)	200	200
7.300% due 01/15/2012	100	109
DaVita, Inc.
6.625% due 03/15/2013	100	99
Delta Air Lines, Inc.
7.379% due 05/18/2010	61	58
Devon Financing Corp. ULC
6.875% due 09/30/2011	100	110
Domtar, Inc.
7.875% due 10/15/2011	30	33
DR Horton, Inc.
5.625% due 09/15/2014	200	191
Duke Energy Corp.
5.625% due 11/30/2012	100	103
Electronic Data Systems Corp.
7.125% due 05/15/2005	200	201
EnCana Corp.
4.750% due 10/15/2013	100	98
Enterprise Products Operating LP
5.600% due 10/15/2014	300	297
Gazprom International S.A.
7.201% due 02/01/2020	100	102
Georgia-Pacific Corp.
7.500% due 05/15/2006	200	205
Halliburton Co.
4.160% due 10/17/2005 (a)	200	201
3.450% due 01/26/2007 (a)	100	100
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	102
5.375% due 12/15/2013	100	99
HCA, Inc.
6.950% due 05/01/2012	100	104
Hilton Hotels Corp.
7.625% due 05/15/2008	80	86
8.250% due 02/15/2011	30	35
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	240	254

60  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$100	$100
International Business Machines Corp.
8.375% due 11/01/2019		30	38
International Paper Co.
6.750% due 09/01/2011		200	220
ITT Corp.
6.750% due 11/15/2005		30	30
JetBlue Airways Corp.
7.260% due 03/15/2008 (a)		97	100
KB Home
6.375% due 08/15/2011		100	102
5.750% due 02/01/2014		100	96
Kern River Funding Corp.
4.893% due 04/30/2018		74	73
Kerr-McGee Corp.
5.375% due 04/15/2005		200	200
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100	111
Kinder Morgan, Inc.
6.500% due 09/01/2012		40	43
Kraft Foods, Inc.
6.250% due 06/01/2012		250	269
Kroger Co.
5.500% due 02/01/2013		100	102
Lenfest Communications, Inc.
8.375% due 11/01/2005		100	102
Marriott International, Inc.
6.875% due 11/15/2005		300	306
MeadWestvaco Corp.
6.850% due 04/01/2012		110	123
MGM Mirage, Inc.
6.000% due 10/01/2009		200	198
8.500% due 09/15/2010		100	110
News America, Inc.
5.300% due 12/15/2014		100	98
Northwest Airlines Corp.
7.575% due 03/01/2019		88	89
Occidental Petroleum Corp.
6.750% due 01/15/2012		100	111
Packaging Corp. of America
5.750% due 08/01/2013		100	99
Peabody Energy Corp.
6.875% due 03/15/2013		100	103
Pioneer Natural Resources Co.
6.500% due 01/15/2008		100	105
Pulte Homes, Inc.
7.875% due 08/01/2011		200	224
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	110
Station Casinos, Inc.
6.000% due 04/01/2012		100	100
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		65	71
Telus Corp.
8.000% due 06/01/2011		30	35
Time Warner, Inc.
8.110% due 08/15/2006		100	105
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	35
Transocean, Inc.
7.500% due 04/15/2031		100	124
Tyco International Group S.A.
6.375% due 06/15/2005		100	100
6.375% due 10/15/2011		120	128
United Airlines, Inc.
7.186% due 04/01/2011 (b)		74	69
10.125% due 03/22/2015 (b)		100	40
USX Corp.
6.850% due 03/01/2008		30	32
Valero Energy Corp.
6.125% due 04/15/2007		100	103
Viacom, Inc.
7.750% due 06/01/2005		265	267
5.625% due 08/15/2012		200	203
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	33
Walt Disney Co.
6.375% due 03/01/2012		100	108
Waste Management, Inc.
7.650% due 03/15/2011		50	57
7.100% due 08/01/2026		10	11
Weyerhaeuser Co.
6.750% due 03/15/2012		150	165
Wyeth
4.375% due 03/01/2008		100	99
XTO Energy, Inc.
7.500% due 04/15/2012		100	115

			12,034

Utilities 15.3%

Appalachian Power Co.
3.600% due 05/15/2008		100	97
AT&T Corp.
9.050% due 11/15/2011		100	114
BellSouth Corp.
5.200% due 09/15/2014		300	297
5.200% due 12/15/2016		100	98
British Telecom PLC
7.875% due 12/15/2005		30	31
Carolina Power & Light Co.
7.500% due 04/01/2005		100	100
Cingular Wireless LLC
6.500% due 12/15/2011		50	54
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	111
Consumers Energy Co.
5.375% due 04/15/2013		100	101
Duke Energy Corp.
6.250% due 01/15/2012		130	139
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	146
4.875% due 11/01/2011		100	99
France Telecom S.A.
7.450% due 03/01/2006		100	103
8.000% due 03/01/2011		130	149
GTE South, Inc.
6.125% due 06/15/2007		30	31
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	158
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	215
Monongahela Power Co.
7.360% due 01/15/2010		100	108
Niagara Mohawk Power Corp.
6.625% due 07/01/2005		50	50
7.750% due 05/15/2006		30	31
7.750% due 10/01/2008		30	33
Ohio Edison Co.
5.647% due 06/15/2009		100	103
5.450% due 05/01/2015		100	100
Pepco Holdings, Inc.
6.450% due 08/15/2012		100	108
PNPP II Funding Corp.
8.510% due 11/30/2006		65	67
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	195
Progress Energy, Inc.
6.850% due 04/15/2012		200	218
PSEG Power LLC
3.750% due 04/01/2009		100	96
6.950% due 06/01/2012		200	222
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		62	61
SBC Communications, Inc.
5.100% due 09/15/2014		300	293
4.206% due 06/05/2021		100	100
Sprint Capital Corp.
6.000% due 01/15/2007		40	41
8.375% due 03/15/2012		300	351
System Energy Resources, Inc.
4.875% due 10/01/2007		100	101
Tampa Electric Co.
6.875% due 06/15/2012		100	111
TXU Corp.
4.800% due 11/15/2009		100	97
TXU Energy Co.
7.000% due 03/15/2013		200	219
Verizon New England, Inc.
6.500% due 09/15/2011		200	214
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	204
Virginia Electric & Power Co.
5.750% due 03/31/2006		100	102
5.375% due 02/01/2007		80	82
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	34

			5,414

Total Corporate Bonds & Notes (Cost $30,936)			30,620

U.S. TREASURY OBLIGATIONS 0.9%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007		301	318

Total U.S. Treasury Obligations (Cost $316)			318

SOVEREIGN ISSUES 4.2%

Republic of Brazil
3.125% due 04/15/2009 (a)		53	52
3.125% due 04/15/2012 (a)		44	42
8.000% due 04/15/2014		240	239
Republic of Croatia
3.813% due 07/31/2010 (a)		38	38
Republic of Panama
9.625% due 02/08/2011		100	113
Republic of South Africa
9.125% due 05/19/2009		30	34
7.375% due 04/25/2012		90	99
Russian Federation
10.000% due 06/26/2007		83	91
5.000% due 03/31/2030 (a)		250	256
United Mexican States
8.375% due 01/14/2011		370	422
8.300% due 08/15/2031		80	92

Total Sovereign Issues (Cost $1,421)			1,478

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 2.4%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	164
France Telecom S.A.
7.000% due 03/14/2008		90	129
HSBC Holdings PLC
5.375% due 12/20/2012		60	87
Republic of Germany
4.750% due 07/04/2034		270	388
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	43

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  61

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	50	$43

Total Foreign Currency-Denominated Issues (Cost $808)			854

	Shares

CONVERTIBLE PREFERRED STOCK 0.5%

General Motors Corp.
6.250% due 07/15/2033		8,000	166

Total Convertible Preferred Stock (Cost $200)			166

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 3.1%

French Treasury Bill 2.6%
1.010% due 06/16/2005	EC	710	917

U.S. Treasury Bills 0.5%
2.687% due 05/05/2005-06/16/2005 (d)(f)		$200	199

Total Short-Term Instruments (Cost $1,112)			1,116

Total Investments (e) 97.6% (Cost $34,793)			$34,552

Written Options (h) (0.0%) (Premiums $15)			(14)

Other Assets and Liabilities (Net) 2.4%			866

Net Assets 100.0%			$35,404

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $99 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	40	$(10)
Eurodollar June Long Futures	06/2005	20	(39)
Eurodollar December Long Futures	12/2005	20	(34)
Euribor Written Put Options Strike @ 97.250	12/2005	12	3
U.S. Treasury 30-Year Bond Long Futures	06/2005	46	(74)

			$(154)

(g)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	04/2005	$0	$0	$0
Buy		21	05/2005	0	0	0
Buy		30	06/2005	0	0	0
Sell	C$	100	04/2005	0	0	0
Buy	CP	6,177	05/2005	0	0	0
Buy		6,060	06/2005	0	0	0
Buy		1,264	08/2005	0	0	0
Sell	EC	595	04/2005	18	0	18
Sell		710	06/2005	0	(3)	(3)
Buy	H$	78	04/2005	0	0	0
Buy	KW	11,610	04/2005	0	0	0
Buy		8,200	05/2005	0	0	0
Buy		11,800	06/2005	0	0	0
Buy	MP	112	05/2005	0	0	0
Buy		338	06/2005	0	0	0
Buy	PN	35	05/2005	0	0	0
Buy		35	06/2005	0	0	0
Buy	PZ	33	05/2005	0	0	0
Buy		33	06/2005	0	0	0
Buy	RP	907	06/2005	0	0	0
Buy		288	04/2005	0	0	0
Buy		200	05/2005	0	0	0
Buy		305	06/2005	0	0	0
Buy	S$	17	04/2005	0	0	0
Buy		12	05/2005	0	0	0
Buy		18	06/2005	0	0	0
Buy	SV	1,163	05/2005	0	(1)	(1)
Buy		335	06/2005	0	0	0
Buy	T$	240	05/2005	0	0	0
Buy		333	06/2005	0	0	0

				$18	$(4)	$14

62  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	10	$1	$0
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	15	4	0
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	10	3	4
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	5	1	1
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	10	6	8

				$15	$13

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	$500	$0	$0
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	500	0	1

						$0	$1

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(1)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$1,400	3
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,540	81

							$88

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	300	1
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006 due 01/29/2033	Sell	0.350%	03/20/2010	200	0
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	0.250%	03/20/2007	300	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1

						$4

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  63

Schedule of Investments

Long-Term U.S. Government Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 6.0%

Banking & Finance 6.0%

Allstate Financial Global Funding
5.250% due 02/01/2007	$100	$102
Allstate Life Global Funding Trusts
2.760% due 01/25/2008 (a)	2,200	2,200
Bank One Corp.
6.500% due 02/01/2006	150	153
Bayerische Landesbank Girozentrale
6.625% due 06/25/2007	250	262
General Electric Capital Corp.
2.980% due 03/04/2008 (a)	10,000	10,001
Inter-American Development Bank
6.625% due 03/07/2007	340	357
International Bank for Reconstruction & Development
7.625% due 01/19/2023	19,296	25,308
J.P. Morgan Chase & Co.
5.250% due 05/30/2007	50	51
Morgan Stanley Dean Witter & Co.
5.800% due 04/01/2007	100	103
Postal Square LP
6.500% due 06/15/2022	1,696	1,826
Pricoa Global Funding I
2.780% due 01/25/2008 (a)	2,200	2,201
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,035
U.S. Trade Funding Corp.
4.260% due 11/15/2014	8,428	8,244
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	4,400	4,400
Wells Fargo & Co.
5.125% due 02/15/2007	250	255

		56,498

Utilities 0.0%

GTE Corp.
7.510% due 04/01/2009	100	110

Total Corporate Bonds & Notes (Cost $55,494)		56,608

MUNICIPAL BONDS & NOTES 1.9%

Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,159
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,828
Detroit, Michigan School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	400	410
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,237
Foothill, California Eastern Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	604
Irving, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,552
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	5,000	5,142
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,731
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,044

Total Municipal Bonds & Notes (Cost $17,224)		17,707

U.S. GOVERNMENT AGENCIES 19.4%

Fannie Mae
0.000% due 03/25/2009 (b)	870	817
2.125% due 02/10/2006	7,000	6,910
3.450% due 10/25/2017 (a)	492	497
3.551% due 10/01/2024 (a)	413	419
3.750% due 04/25/2032 (a)	441	450
3.866% due 11/01/2023 (a)	660	675
3.970% due 08/01/2026 (a)	50	51
4.033% due 04/01/2028 (a)	330	336
4.277% due 02/01/2028 (a)	57	58
4.476% due 05/01/2025 (a)	118	124
4.487% due 10/01/2024 (a)	7	7
4.500% due 02/25/2008-10/25/2034 (f)	13,299	12,254
4.723% due 12/01/2027 (a)	356	369
5.420% due 04/04/2007	3,500	3,501
5.500% due 02/15/2006-03/01/2035 (f)	12,901	12,941
6.000% due 05/17/2027	2,500	2,572
6.250% due 12/25/2013	9	9
6.500% due 07/01/2005-01/25/2024 (f)	657	698
6.750% due 06/25/2032	4,786	4,984
6.900% due 05/25/2023	546	571
6.950% due 07/25/2020	164	172
7.000% due 04/25/2022-05/18/2027 (f)	4,996	5,274
7.348% due 01/01/2026 (a)	20	21
7.500% due 07/01/2032	44	47
7.800% due 10/25/2022	77	82
9.000% due 08/01/2021-06/01/2027 (f)	343	377
14.600% due 09/25/2007 (c)	0	3
1197.968% due 08/25/2007 (c)	1	7
Federal Farm Credit Bank
2.125% due 08/15/2005	1,300	1,296
5.750% due 12/07/2028	500	538
Federal Home Loan Bank
2.875% due 05/22/2006	14,400	14,257
5.120% due 01/10/2013	6,500	6,490
5.500% due 04/17/2006	12,000	12,213
Federal Housing Administration
1.000% due 10/01/2022	205	207
3.000% due 11/25/2019	578	575
4.918% due 11/01/2019	9	9
6.896% due 07/01/2020	2,067	2,051
7.430% due 02/25/2023-06/01/2024 (f)	2,790	2,814
Freddie Mac
2.950% due 10/25/2032 (a)	461	461
3.310% due 06/15/2030 (a)	282	283
3.421% due 06/01/2022 (a)	14	15
3.736% due 10/01/2026 (a)	66	68
3.880% due 10/25/2023	195	194
4.214% due 01/01/2028 (a)	68	70
4.295% due 01/01/2028 (a)	475	489
4.603% due 09/01/2027 (a)	175	178
4.714% due 05/01/2022 (a)	13	13
5.000% due 06/15/2013	2,057	2,074
5.078% due 12/01/2024 (a)	139	142
5.500% due 02/15/2016-06/15/2034 (f)	17,926	16,876
6.000% due 04/15/2034	5,988	5,705
6.250% due 09/15/2023	5,000	5,209
6.500% due 11/15/2008 (c)	136	10
6.500% due 11/15/2023-10/25/2043 (f)	3,631	3,771
7.000% due 12/15/2023 (c)	114	13
7.000% due 09/01/2007-01/15/2024 (f)	948	989
7.450% due 03/25/2022	58	58
7.511% due 02/01/2028 (a)	336	341
Government National Mortgage Association
3.375% due 02/20/2017-05/20/2030 (a)(f)	4,793	4,868
3.500% due 03/20/2021 (a)	49	49
3.750% due 09/20/2017-09/20/2026 (a)(f)	1,192	1,206
4.125% due 12/20/2017-11/20/2027 (a)(f)	798	812
5.000% due 04/20/2034	23,553	20,813
5.500% due 02/20/2033	2,000	1,994
6.000% due 08/20/2033	2,213	2,282
7.000% due 03/16/2029	380	406
Overseas Private Investment Corp.
0.000% due 08/15/2007	9,130	9,744
2.360% due 08/15/2007	1,563	1,540
Small Business Administration
5.240% due 08/01/2023	7,445	7,545

Total U.S. Government Agencies (Cost $179,405)		182,894

U.S. TREASURY OBLIGATIONS 19.3%

Treasury Inflation Protected Security (e)
2.375% due 01/15/2025	15,275	16,436
U.S. Treasury Bonds
8.875% due 02/15/2019	22,300	31,568
8.750% due 08/15/2020	2,800	3,994
8.125% due 08/15/2021	1,300	1,781
8.000% due 11/15/2021	1,200	1,630
6.250% due 08/15/2023	792	922
6.500% due 11/15/2026	1,000	1,214
5.375% due 02/15/2031	74,800	81,547
U.S. Treasury Notes
6.750% due 05/15/2005	2,100	2,111
3.500% due 11/15/2006	1,015	1,012
3.250% due 08/15/2007	1,590	1,569
3.000% due 02/15/2009	10,100	9,716
3.875% due 05/15/2009	7,600	7,538
U.S. Treasury Strip
0.000% due 02/15/2019 (b)	40,600	20,687

Total U.S. Treasury Obligations (Cost $180,500)		181,725

MORTGAGE-BACKED SECURITIES 8.4%

Bank of America Mortgage Securities, Inc.
5.577% due 10/20/2032 (a)	1,514	1,527
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 02/25/2033 (a)	478	483
5.369% due 04/25/2033 (a)	1,044	1,042
4.883% due 01/25/2034 (a)	1,333	1,332
Bear Stearns Mortgage Securities, Inc.
3.957% due 06/25/2030 (a)	154	157
Commercial Mortgage Pass-Through Certificates
2.990% due 03/15/2020 (a)	4,100	4,101
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	5,429	5,030
3.060% due 05/25/2035 (a)	5,200	5,180

64  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (a)	$8,632	$8,643
3.140% due 04/25/2035 (a)	2,983	2,987
Countrywide Home Loans, Inc.
5.631% due 09/19/2032 (a)	677	667
6.000% due 02/25/2033	854	860
CS First Boston Mortgage Securities Corp.
3.400% due 04/25/2033 (a)	955	957
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011 (a)	2,759	2,805
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	680	681
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	758	758
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	4,300	4,302
Impac CMB Trust
5.249% due 09/25/2034	6,546	6,534
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,086	1,079
Residential Accredit Loans, Inc.
3.250% due 01/25/2033 (a)	606	607
3.250% due 03/25/2033 (a)	1,359	1,360
Residential Asset Securitization Trust
5.500% due 07/25/2033	2,301	2,305
Sequoia Mortgage Trust
3.190% due 06/20/2032 (a)	2,285	2,283
3.200% due 07/20/2033 (a)	4,164	4,143
Structured Asset Mortgage Investments, Inc.
3.477% due 02/25/2030 (a)	89	89
3.270% due 10/19/2033 (a)	1,791	1,793
Structured Asset Securities Corp.
6.250% due 01/25/2032	33	33
3.350% due 07/25/2032 (a)	2,611	2,617
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	2,821	2,820
1.000% due 05/25/2035 (a)	3,800	3,800
2.997% due 01/25/2045 (a)	7,904	7,922

Total Mortgage-Backed Securities (Cost $79,135)		78,897

ASSET-BACKED SECURITIES 3.9%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	120	120
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	103	103
Bayview Financial Acquisition Trust
3.300% due 05/28/2034 (a)	1,129	1,133
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)	464	464
3.350% due 11/25/2042 (a)	4,745	4,768
Chase Funding Mortgage Loan Asset-Backed Certificates
3.100% due 10/25/2031 (a)	449	449
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (a)	147	147
3.110% due 05/25/2032 (a)	49	49
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 03/25/2034 (a)	978	975
Fremont Home Loan Trust
2.960% due 01/25/2035 (a)	4,355	4,359
2.950% due 06/25/2035 (a)	2,900	2,899
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	1,389	1,393
IMC Home Equity Loan Trust
3.210% due 03/25/2027 (a)	6	6
Long Beach Mortgage Loan Trust
3.170% due 06/25/2033 (a)	585	586
2.970% due 07/25/2034 (a)	2,602	2,604
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	97
Merrill Lynch Mortgage Investors, Inc.
3.210% due 06/25/2034 (a)	508	508
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)	324	325
NPF XII, Inc.
2.233% due 10/01/2003 (d)	3,000	235
Residential Asset Mortgage Products, Inc.
3.000% due 11/25/2024 (a)	5,300	5,290
Residential Asset Securities Corp.
2.960% due 04/25/2025 (a)	7,763	7,770
3.120% due 04/25/2032 (a)	1,196	1,200
SMS Student Loan Trust
3.439% due 10/27/2025 (a)	874	876

Total Asset-Backed Securities (Cost $38,737)		36,356

	Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	22,800	10

Total Purchased Call Options (Cost $85)		10

PURCHASED PUT OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	22,800	171

	# of Contracts

Eurodollar September Futures (CME)
Strike @ 95.500 Exp. 09/19/2005	75	3
Strike @ 95.000 Exp. 09/19/2005	1,410	17
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 103.000 Exp. 05/20/2005	300	4
Strike @ 102.000 Exp. 05/20/2005	240	4
Strike @ 101.000 Exp. 05/20/2005	300	5

Total Purchased Put Options (Cost $126)		204

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 49.2%

Certificates of Deposit 7.0%

Bank of America, N.A.
2.480% due 04/06/2005	$7,800	7,800
2.770% due 06/09/2005	14,100	14,100
Citibank New York N.A.
2.675% due 04/29/2005	22,100	22,100
2.680% due 05/04/2005	200	200
Wells Fargo Bank, N.A.
2.790% due 04/08/2005	21,600	21,600

		65,800

Commercial Paper 17.5%

Fannie Mae
2.463% due 04/06/2005	2,500	2,499
2.422% due 04/13/2005	100	100
2.390% due 04/15/2005	7,500	7,493
2.470% due 04/20/2005	400	399
2.580% due 04/27/2005	9,500	9,482
2.635% due 05/11/2005	500	498
2.482% due 05/25/2005	12,100	12,050
2.695% due 05/25/2005	300	299
2.645% due 06/01/2005	1,400	1,393
2.711% due 06/01/2005	1,400	1,393
2.674% due 06/13/2005	1,600	1,590
2.683% due 06/13/2005	24,500	24,351
3.010% due 08/01/2005	300	297
Freddie Mac
2.367% due 04/01/2005	1,300	1,300
2.380% due 04/01/2005	8,100	8,100
2.385% due 04/04/2005	1,900	1,900
2.655% due 05/17/2005	23,500	23,420
2.815% due 06/07/2005	5,300	5,271
2.669% due 06/15/2005	23,900	23,751
2.710% due 06/17/2005	8,100	8,048
2.688% due 06/21/2005	500	497
3.000% due 08/08/2005	16,500	16,315
General Electric Capital Corp.
2.660% due 04/28/2005	14,400	14,371

		164,817

Repurchase Agreements 22.5%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $11,529. Repurchase proceeds are $11,303.)	11,302	11,302
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 6.750% due 05/15/2005 valued at $8,094 and U.S. Treasury Strips 0.000% due 08/15/2015 valued at $35,782. Repurchase proceeds are $43,003.)	43,000	43,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2024-08/15/2025 valued at $160,585. Repurchase proceeds are $157,711.)	157,700	157,700

		212,002

U.S. Treasury Bills 2.2%
2.597% due 05/05/2005-06/16/2005 (f)(h)	20,630	20,509

Total Short-Term Instruments (Cost $463,188)		463,128

Total Investments (g) 108.1% (Cost $1,013,894)		$1,017,529

Written Options (i) (0.1%) (Premiums $1,557)		(1,505)

Other Assets and Liabilities (Net) (8.0%)		(74,909)

Net Assets 100.0%		$941,115

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Interest only security.
(d)	Security is in default.
(e)	Principal amount of security is adjusted for inflation.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  65

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

March 31, 2005

(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $52,801 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $12,173 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar December Long Futures	12/2005	1,248	$(1,179)
U.S. Treasury 10-Year Note Long Futures	06/2005	311	(165)
U.S. Treasury 10-Year Note Long Futures	06/2005	656	505
U.S. Treasury 2-Year Note Long Futures	06/2005	270	(148)
U.S. Treasury 30-Year Bond Long Futures	06/2005	72	(48)
U.S. Treasury 30-Year Bond Long Futures	06/2005	4,371	(3,131)
U.S. Treasury 5-Year Note Long Futures	06/2005	291	(135)
U.S. Treasury 5-Year Note Short Futures	06/2005	1,491	(209)

			$(4,510)

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call-CBOT U.S. Treasury Note June Futures	$111.000	05/20/2005	234	$32	$51
Put-CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	234	100	95
Put-CME Eurodollar June Futures	95.000	06/19/2006	328	163	139

				$295	$285

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call-OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$6,900	$138	$103
Put-OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	6,900	164	196
Call-OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	14,400	318	214
Put-OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	14,400	341	408
Call-OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	6,900	138	103
Put-OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	6,900	163	196

						$1,262	$1,220

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

66  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Low Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%

Banking & Finance 3.0%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,245
7.100% due 03/15/2007	6,700	7,032
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	17,900	17,878
3.100% due 07/18/2005 (a)	5,810	5,800
7.600% due 08/01/2005	24,232	24,487
6.875% due 02/01/2006	10,000	10,138
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.005% due 01/15/2008 (a)	22,700	22,731
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	8,700	8,704
7.500% due 07/15/2005	2,200	2,218
3.920% due 10/20/2005 (a)	46,390	46,291
3.695% due 05/18/2006 (a)	12,500	12,234
6.125% due 09/15/2006	18,975	18,894
6.125% due 08/28/2007	1,500	1,463
6.125% due 01/22/2008	750	720
7.430% due 12/01/2021	209	211
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	23,500	22,574
Golden West Financial Corp.
5.500% due 08/08/2006	700	715
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,270
2.730% due 08/01/2006 (a)	27,600	27,605
Morgan Stanley Dean Witter & Co.
7.750% due 06/15/2005	1,250	1,261
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	42,600	42,472
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	12,900	13,307
6.060% due 07/03/2008 (a)	3,000	2,533
Premium Asset Trust
2.870% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,579
Putnam CBO I Ltd.
3.060% due 06/12/2009 (a)	2,556	2,556
State Street Capital Trust II
3.294% due 02/15/2008 (a)	12,000	12,042
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	60,200	60,194
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,800	3,807

		407,806

Industrials 1.0%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,738
7.650% due 07/01/2008	7,500	8,140
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	6,170	6,223
3.890% due 09/26/2005 (a)	20,700	20,769
7.250% due 01/18/2006	13,250	13,546
3.470% due 05/24/2006 (a)	1,400	1,406
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,429
7.625% due 09/01/2008	1,075	1,083
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,008
HCA, Inc.
6.910% due 06/15/2005	2,125	2,149
8.850% due 01/01/2007	1,200	1,280
ITT Corp.
6.750% due 11/15/2005	2,000	2,025
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	10,088
Qwest Corp.
6.125% due 11/15/2005	2,330	2,365
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,863
SR Wind Ltd.
8.021% due 05/18/2005 (a)	6,000	6,026
8.521% due 05/18/2005 (a)	3,000	3,014
Texas Mining Co.
6.875% due 08/01/2005	2,000	2,022
Tyco International Group S.A.
6.375% due 06/15/2005	7,300	7,338
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,281
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	829	766

		138,331

Utilities 1.2%

CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,054
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,330
France Telecom S.A.
7.450% due 03/01/2006	66,900	68,985
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	45,000	45,128
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,770

		162,267

Total Corporate Bonds & Notes (Cost $729,846)		708,404

U.S. GOVERNMENT AGENCIES 11.2%

Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,840	25
2.909% due 01/01/2021 (a)	67	67
2.915% due 09/22/2006 (a)	57,600	57,574
3.123% due 11/01/2017 (a)	57	58
3.125% due 07/01/2017 (a)	81	82
3.200% due 03/25/2044 (a)	2,310	2,312
3.250% due 06/25/2032 (a)	241	241
3.270% due 08/01/2017 (a)	13	13
3.275% due 07/01/2018 (a)	21	21
3.287% due 10/01/2030-11/01/2039 (a)(e)	3,625	3,718
3.380% due 06/01/2017 (a)	28	29
3.475% due 11/01/2017-04/25/2022 (a)(e)	166	168
3.509% due 06/01/2022 (a)	18	18
3.534% due 12/01/2017 (a)	39	40
3.545% due 11/01/2018 (a)	6	6
3.789% due 07/25/2017 (a)	969	981
3.934% due 07/01/2017 (a)	117	119
4.074% due 11/01/2027 (a)	281	289
4.091% due 04/01/2024 (a)	415	427
4.230% due 10/01/2024 (a)	620	640
4.277% due 02/01/2028 (a)	760	782
4.284% due 07/01/2023 (a)	101	103
4.412% due 01/01/2024 (a)	24	25
4.477% due 02/01/2028 (a)	19	19
4.500% due 07/01/2019-03/01/2020 (e)	45,706	44,739
4.548% due 01/01/2028 (a)	139	142
4.743% due 04/01/2018 (a)	1,957	2,001
4.799% due 01/01/2024 (a)	382	391
4.998% due 12/01/2023 (a)	62	63
5.000% due 10/01/2017-04/25/2033 (e)	817,592	817,843
5.500% due 10/01/2008-04/13/2035 (e)	113,495	115,578
5.532% due 09/01/2032 (a)	4,932	5,058
6.000% due 05/01/2016-05/01/2033 (e)	120,247	124,290
6.229% due 08/01/2029 (a)	2,021	2,045
6.500% due 09/01/2005-12/25/2042 (e)	22,744	23,661
6.500% due 03/25/2009-03/25/2023 (c)(e)	605	44
7.000% due 01/01/2008-01/01/2032 (e)	20,029	20,683
7.500% due 02/01/2013	13	14
8.000% due 12/25/2021-11/01/2031 (e)	8,535	9,181
8.500% due 02/01/2017-04/01/2025 (e)	399	433
8.800% due 01/25/2019	183	197
9.000% due 03/25/2021-04/25/2021 (e)	709	773
9.250% due 10/25/2018	12	13
9.500% due 03/25/2020-11/01/2025 (a)(e)	1,783	1,969
10.000% due 03/01/2010-01/01/2025 (e)	165	178
10.500% due 07/01/2014-12/01/2024 (e)	14	15
11.000% due 11/01/2020	11	12
11.250% due 10/01/2015	12	13
11.500% due 11/01/2019-02/01/2020 (e)	12	13
11.750% due 02/01/2016	13	14
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	5	6
15.500% due 10/01/2012	1	1
15.750% due 12/01/2011	8	9
16.000% due 09/01/2012	4	4
256.000% due 11/01/2008 (c)	2	5
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,999
4.200% due 02/05/2007 (a)	11,100	10,285
Federal Housing Administration
7.421% due 11/01/2019	41	41
7.430% due 10/01/2019-11/01/2025 (e)	15,082	15,210
Freddie Mac
2.750% due 03/01/2017 (a)	73	74
3.260% due 11/15/2030 (a)	29	29
3.767% due 08/15/2032 (a)	1,571	1,560
3.790% due 02/01/2020 (a)	636	643
4.000% due 01/01/2017	11	11
4.000% due 01/15/2024 (c)	6,339	822
4.012% due 07/01/2018 (a)	114	118
4.118% due 06/01/2024 (a)	156	160
4.183% due 12/01/2022 (a)	110	113
4.211% due 09/01/2023 (a)	53	55
4.228% due 10/01/2023 (a)	286	292
4.235% due 11/01/2022 (a)	545	556
4.240% due 11/01/2023 (a)	110	113
4.365% due 01/01/2024 (a)	515	530
4.500% due 06/01/2018	70	69
4.698% due 01/01/2024 (a)	210	218
4.857% due 03/01/2024 (a)	24	25
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	29,089	29,244
5.291% due 10/01/2027 (a)	94	96
5.500% due 12/01/2017-07/15/2034 (e)	19,064	19,352

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  67

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
6.000% due 06/01/2006-01/01/2033 (e)	$32,335	$33,412
6.250% due 04/15/2028	63	63
6.500% due 08/15/2011-07/25/2043 (e)	109,780	114,137
7.000% due 01/01/2030-04/01/2032 (e)	165	174
7.000% due 05/15/2023 (c)	1	0
7.500% due 09/01/2006-07/15/2030 (e)	1,585	1,643
8.000% due 07/01/2006-12/01/2024 (e)	656	695
8.250% due 10/01/2007-01/01/2009 (e)	8	8
8.500% due 01/01/2007-11/01/2025 (e)	1,737	1,897
9.000% due 12/15/2020-08/01/2022 (e)	861	901
9.500% due 03/01/2010-09/01/2021 (e)	219	226
9.750% due 11/01/2008	96	102
10.000% due 03/01/2016-05/15/2020 (e)	104	106
10.500% due 10/01/2010-02/01/2016 (e)	5	6
10.750% due 09/01/2009-08/01/2011 (e)	46	51
11.500% due 01/01/2016	10	11
11.750% due 08/01/2015	2	2
14.000% due 12/01/2012-04/01/2016 (e)	3	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
3.000% due 01/20/2032-02/20/2032 (a)(e)	21,593	21,828
3.370% due 12/16/2025 (a)	375	379
3.375% due 04/20/2016-05/20/2030 (a)(e)	15,884	16,184
3.500% due 07/20/2030-03/20/2031 (e)	769	786
3.750% due 08/20/2022-07/20/2027 (a)(e)	9,031	9,151
4.000% due 03/20/2019 (a)	56	56
4.125% due 10/20/2023-12/20/2027 (a)(e)	6,975	7,093
6.000% due 01/15/2029	232	239
7.000% due 03/15/2011-10/15/2011 (e)	37	38
7.500% due 03/15/2022-09/15/2031 (e)	523	564
8.000% due 05/15/2016-06/20/2031 (e)	4,879	5,273
8.500% due 12/15/2021-08/15/2030 (e)	186	202
9.000% due 06/20/2016-11/15/2030 (e)	963	1,065
9.500% due 10/15/2016-06/15/2025 (e)	46	50
9.750% due 08/15/2017	40	44
10.000% due 10/15/2013-11/15/2020 (e)	11	12
10.500% due 11/15/2019	3	3
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	10	11
11.750% due 08/15/2013-08/15/2015 (e)	32	35
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (e)	9	10
16.000% due 02/15/2012	9	11
Small Business Administration
7.640% due 03/10/2010	963	1,030

Total U.S. Government Agencies (Cost $1,542,642)		1,536,292

U.S. TREASURY OBLIGATIONS 7.9%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008	554,857	596,912
3.875% due 01/15/2009	322,192	355,415
0.875% due 04/15/2010	24,359	23,835
3.500% due 01/15/2011	4,821	5,387
3.000% due 07/15/2012	19,514	21,483
2.375% due 01/15/2025	50,581	54,422
3.625% due 04/15/2028	17,178	22,585

Total U.S. Treasury Obligations (Cost $1,076,750)		1,080,039

MORTGAGE-BACKED SECURITIES 4.1%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	21,082	21,763
5.579% due 10/20/2032 (a)	4,327	4,363
Bear Stearns Adjustable Rate Mortgage Trust
3.959% due 11/25/2030 (a)	381	380
5.271% due 10/25/2032 (a)	1,384	1,385
6.071% due 10/25/2032 (a)	176	179
5.348% due 01/25/2033 (a)	8,784	8,877
5.638% due 01/25/2033 (a)	3,753	3,741
5.099% due 03/25/2033 (a)	19,624	19,654
5.442% due 03/25/2033 (a)	36,565	36,656
4.881% due 01/25/2034 (a)	39,108	39,062
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	39	39
5.750% due 02/25/2033	3,508	3,531
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (a)	7,000	6,975
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	33,799	34,229
Countrywide Home Loan Mortgage Pass-Through Trust
3.140% due 04/25/2035 (a)	15,234	15,251
Countrywide Home Loans, Inc.
4.964% due 09/19/2032 (a)	1,378	1,373
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	487	486
2.084% due 03/25/2032 (a)	23,230	23,321
2.980% due 03/25/2032 (a)	13,115	13,056
6.246% due 06/25/2032 (a)	2,278	2,290
5.673% due 10/25/2032 (a)	3,130	3,136
3.079% due 08/25/2033 (a)	771	763
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	214
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	151	168
5.175% due 05/25/2024 (a)	130	130
3.350% due 06/25/2026 (a)	476	477
Drexel Burnham Lambert CMO Trust
3.375% due 05/01/2016 (a)	6	7
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,252	6,290
Imperial Savings Association
8.530% due 02/25/2018 (a)	76	76
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	33	36
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	35,900	35,892
MASTR Asset Securitization Trust
5.500% due 09/25/2033	37,831	37,595
Mellon Residential Funding Corp.
2.852% due 07/25/2029 (a)	2,785	2,799
3.050% due 06/15/2030 (a)	46,571	46,491
Nationslink Funding Corp.
3.120% due 11/10/2030 (a)	750	753
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	4,032	4,040
3.250% due 02/25/2034 (a)	16,429	16,462
Prudential Home Mortgage Securities
7.500% due 09/25/2007	81	81
7.000% due 01/25/2008	1,377	1,375
Prudential-Bache Trust
8.400% due 03/20/2021	604	603
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	394	383
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	51	53
Sears Mortgage Securities
12.000% due 02/25/2014	16	16
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	21,476	21,483
SLH Mortgage Trust
9.600% due 03/25/2021	178	178
Structured Asset Mortgage Investments, Inc.
6.446% due 06/25/2029 (a)	479	480
9.531% due 06/25/2029 (a)	1,485	1,561
3.180% due 09/19/2032 (a)	41,744	41,564
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,495	1,533
6.150% due 07/25/2032 (a)	1,855	1,864
2.940% due 01/25/2033 (a)	1,240	1,245
Torrens Trust
3.070% due 07/15/2031 (a)	1,726	1,727
Vendee Mortgage Trust
6.500% due 05/15/2029	41,008	42,349
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)	1,689	1,692
4.816% due 10/25/2032 (a)	219	218
5.091% due 02/25/2033 (a)	4,223	4,254
5.369% due 02/25/2033 (a)	1,104	1,109
3.433% due 02/27/2034 (a)	20,714	20,636
3.286% due 08/25/2042 (a)	24,988	25,409

Total Mortgage-Backed Securities (Cost $568,625)		561,756

ASSET-BACKED SECURITIES 3.2%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	286	286
Aegis Asset-Backed Securities Trust
2.970% due 03/25/2035 (a)	17,607	17,624
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	1,662	1,664
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)	582	583
3.140% due 07/25/2032 (a)	3,342	3,354
Argent Securities, Inc.
3.030% due 11/25/2034 (a)	33,956	33,979
Asset-Backed Securities Corp. Home Equity Loan Trust
3.070% due 06/15/2031 (a)	7	7
3.010% due 12/25/2034 (a)	13,351	13,362
Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	25,056	25,112
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	16,424	16,435
Chase Funding Mortgage Loan Asset-Backed Certificates
3.170% due 11/25/2031 (a)	8,992	9,024
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	8,279	8,301
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)	3,971	3,973
Community Program Loan Trust
4.500% due 10/01/2018	8,129	8,112

68  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)		$55,140	$55,194
2.940% due 03/25/2035 (a)		19,400	19,352
2.970% due 03/25/2035 (a)		21,500	21,507
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)		1,446	1,449
EQCC Home Equity Loan Trust
2.970% due 10/15/2027 (a)		40	40
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)		12,720	12,755
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.930% due 03/25/2034 (a)		5,229	5,232
Fremont Home Loan Trust
2.960% due 02/25/2035 (a)		9,751	9,760
GRMT II LLC
3.100% due 06/20/2032 (a)		18	18
GSAMP Trust
3.000% due 08/25/2034 (a)		7,804	7,809
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)		28,882	28,993
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		2,957	2,965
3.200% due 02/20/2033 (a)		33,001	33,130
Impac CMB Trust
3.100% due 01/25/2034 (a)		34,766	34,819
Irwin Home Equity Loan Trust
3.225% due 06/25/2021 (a)		21	21
3.140% due 06/25/2029 (a)		641	643
Merrill Lynch Mortgage Investors, Inc.
2.990% due 04/25/2035 (a)		3,920	3,923
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		3,203	3,205
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		755	762
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		15	15
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)		2,519	2,526
Residential Asset Mortgage Products, Inc.
2.980% due 05/25/2027 (a)		13,636	13,649
Residential Asset Securities Corp.
3.080% due 06/25/2031 (a)		14	14
SLM Student Loan Trust
2.710% due 04/25/2010 (a)		41,900	41,880
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		2,166	2,167
WMC Mortgage Loan
3.150% due 05/15/2030 (a)		810	812

Total Asset-Backed Securities (Cost $443,522)			444,456

SOVEREIGN ISSUES 1.8%

Republic of Brazil
3.063% due 04/15/2006 (a)		31,368	31,362
11.250% due 07/26/2007		1,200	1,345
11.500% due 03/12/2008		2,950	3,338
3.125% due 04/15/2009 (a)		33,619	32,909
3.125% due 04/15/2009 (a)		1,482	1,451
3.125% due 04/15/2012 (a)		21,309	20,130
8.000% due 04/15/2014		3,120	3,108
Republic of Panama
8.250% due 04/22/2008		5,500	5,885
9.375% due 07/23/2012		480	545
Republic of Peru
9.125% due 02/21/2012		1,150	1,299
Russian Federation
8.750% due 07/24/2005		94,900	96,475
10.000% due 06/26/2007		19,800	21,826
8.250% due 03/31/2010 (a)		24,800	26,774
United Mexican States
6.375% due 01/16/2013		140	146

Total Sovereign Issues (Cost $245,809)			246,593

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.0%

Republic of Germany
2.000% due 06/17/2005	EC	213,000	276,063

Total Foreign Currency-Denominated Issues (Cost $275,873)			276,063

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.250 Exp. 06/13/2005		10,236	64
Strike @ 95.000 Exp. 06/13/2005		6,388	40

Total Purchased Put Options (Cost $166)			104

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,062

Total Preferred Security (Cost $101,505)			103,062

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		311,100	17,285
Home Ownership Funding
13.331% due 12/31/2049		8,625	3,057

Total Preferred Stock (Cost $21,381)			20,342

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 68.6%

Certificates of Deposit 5.4%

Bank of America, N.A.
2.910% due 06/08/2005		$200,700	199,570
Citibank New York N.A.
2.675% due 04/29/2005		10,000	10,000
2.680% due 05/04/2005		8,800	8,800
2.740% due 06/06/2005		75,000	74,591
2.965% due 06/17/2005		47,000	46,698
HSBC Bank USA
2.410% due 04/01/2005		1,200	1,200
2.680% due 05/26/2005		100,000	100,000
Wells Fargo Bank N.A.
2.690% due 04/01/2005		300,000	300,000

			740,859

Commercial Paper 47.4%

AB Spintab
2.540% due 04/11/2005		80,000	79,944
2.560% due 04/11/2005		38,500	38,473
Anz (Delaware), Inc.
2.500% due 04/20/2005		50,000	49,934
2.655% due 05/23/2005		50,000	49,808
2.710% due 05/31/2005		20,900	20,797
2.860% due 06/07/2005		44,600	44,353
2.925% due 06/16/2005		151,400	150,442
ASB Bank Ltd.
2.770% due 05/12/2005		50,000	49,842
2.940% due 06/15/2005		24,600	24,446
Bank of America N.A.
2.915% due 06/01/2005		200,000	198,996
Bank of Ireland
2.645% due 04/29/2005		100,000	99,794
Barclays U.S. Funding Corp.
2.940% due 06/15/2005		90,900	90,333
CBA (de) Finance
2.950% due 06/21/2005		24,400	24,235
CDC Commercial Paper, Inc.
2.955% due 07/11/2005		27,000	26,768
Danske Corp.
2.570% due 04/18/2005		50,000	49,939
2.660% due 05/25/2005		39,600	39,442
Dexia Bank New York N.A.
2.815% due 05/25/2005		50,000	50,000
Dexia Delaware LLC
2.770% due 04/25/2005		74,800	74,662
Fannie Mae
2.470% due 04/18/2005		236,700	236,424
2.580% due 04/27/2005		27,000	26,950
2.694% due 06/01/2005		95,700	95,220
2.711% due 06/01/2005		168,500	167,654
2.732% due 06/01/2005		200,000	198,996
2.525% due 06/08/2005		100,000	99,437
2.604% due 06/08/2005		281,900	280,313
2.726% due 06/08/2005		614,705	611,244
2.664% due 06/13/2005		33,730	33,525
2.675% due 06/13/2005		108,400	107,742
2.875% due 06/27/2005		4,600	4,566
3.010% due 08/01/2005		116,000	114,775
3.030% due 08/03/2005		5,600	5,540
2.990% due 08/08/2005		175,300	173,331
Federal Home Loan Bank
2.504% due 04/13/2005		19,180	19,163
2.515% due 04/15/2005		487,300	486,788
2.519% due 04/15/2005		15,200	15,185
2.536% due 04/20/2005		100,000	99,861
2.794% due 05/18/2005		37,825	37,687
2.838% due 06/10/2005		38,918	38,692
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	68,571
3.400% due 08/26/2005		7,800	7,699
Fortis Funding LLC
2.600% due 04/22/2005		50,000	49,924
Freddie Mac
2.380% due 04/01/2005		122,400	122,400
2.385% due 04/04/2005		106,700	106,679
2.396% due 04/05/2005		71,700	71,681
2.390% due 04/12/2005		72,791	72,738
2.779% due 06/07/2005		4,633	4,607
2.717% due 06/14/2005		84,200	83,681
2.765% due 06/14/2005		70,300	69,867
2.710% due 06/17/2005		142,400	141,486
2.689% due 06/21/2005		94,700	94,058
2.939% due 08/01/2005		7,600	7,520
2.940% due 08/01/2005		223,700	221,338
2.941% due 08/01/2005		3,800	3,760
General Motors Acceptance Corp.
2.495% due 04/05/2005		16,800	16,795
2.535% due 04/05/2005		3,500	3,499
HBOS Treasury Services PLC
2.555% due 04/14/2005		44,200	44,159
2.615% due 04/25/2005		79,100	78,962
ING U.S. Funding LLC
2.645% due 05/18/2005		68,000	67,765
2.940% due 06/16/2005		15,000	14,905
2.950% due 06/17/2005		67,800	67,365
KFW International Finance, Inc.
2.630% due 04/13/2005		63,100	63,045

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  69

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Lloyds Bank PLC
2.685% due 05/27/2005		$100,000	$99,582
Oesterreichische Kontrollbank AG
2.950% due 07/18/2005		77,500	76,784
Rabobank USA Financial Corp.
2.730% due 06/30/2005		75,000	74,431
Skandinaviska Enskilda Banken AB (SEB)
2.550% due 04/13/2005		50,000	49,958
Spintab AB
3.110% due 08/23/2005		100,000	98,730
Toyota Motor Credit Corp.
2.810% due 05/26/2005		50,000	49,785
UBS Finance, Inc.
2.830% due 04/01/2005		79,800	79,800
Unicredit Delaware, Inc.
2.840% due 06/02/2005		50,000	49,745
2.860% due 06/08/2005		40,000	39,775
Westpac Capital Corp.
2.600% due 04/21/2005		25,000	24,964
2.860% due 06/08/2005		40,300	40,073
Westpac Trust Securities NZ Ltd.
2.955% due 07/11/2005		159,800	158,427
2.985% due 07/15/2005		158,600	157,179

			6,497,038

Repurchase Agreements 13.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $34,833 and U.S. Treasury Bills 0.000% due 09/22/2005 valued at $246,443. Repurchase proceeds are $275,018.)		275,000	275,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $27,174 and U.S. Treasury Strips 0.000% due 05/15/2019-11/15/2021 valued at $1,509,585. Repurchase proceeds are $1,500,105.)		1,500,000	1,500,000

			1,775,000

French Treasury Bill 2.0%
0.000% due 06/16/2005	EC	212,970	274,894

Spanish Treasury Bill 0.4%
0.000% due 06/17/2005		39,380	50,837

U.S. Treasury Bills 0.4%
2.688% due 05/05/2005-06/16/2005 (e)(f)(h)		$55,455	55,151

Total Short-Term Instruments (Cost $9,395,762)			9,393,779

Total Investments (g) 104.9% (Cost $14,401,881)			$14,370,890

Other Assets and Liabilities (Net) (4.9%)			(667,895)

Net Assets 100.0%			$13,702,995

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $3,241 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $168,382 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $46,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	17,939	$(30,572)
Eurodollar September Long Futures	09/2005	28,644	(55,981)
Eurodollar December Long Futures	12/2005	11,165	(20,668)
U.S. Treasury 10-Year Note Long Futures	06/2005	400	(369)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	375	161

			$(107,429)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	83,600	$(3,860)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	135,100	13,855

							$9,995

70  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	(93)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	(28)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	(202)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	(113)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	51
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	44
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	(98)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	71

						$(334)

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	04/2005	$129	$0	$129
Buy		9,247	05/2005	0	(85)	(85)
Buy		10,217	06/2005	81	0	81
Buy		80,549	09/2005	7	(79)	(72)
Buy	CP	2,143,515	05/2005	0	(103)	(103)
Buy		2,060,468	06/2005	25	0	25
Buy		473,220	08/2005	0	(6)	(6)
Buy	EC	267,388	04/2005	1,097	(369)	728
Sell		336,60	04/2005	12,421	(26)	12,395
Sell		212,970	06/2005	0	(1,113)	(1,113)
Buy	H$	23,839	04/2005	0	(14)	(14)
Buy	JY	5,460,601	04/2005	0	(1,052)	(1,052)
Buy	KW	3,553,821	04/2005	58	0	58
Buy		3,621,900	05/2005	38	0	38
Buy		4,012,000	06/2005	0	(58)	(58)
Buy	MP	33,220	05/2005	0	(14)	(14)
Buy		38,118	06/2005	21	0	21
Buy	PN	10,696	05/2005	6	0	6
Buy		11,829	06/2005	0	(3)	(3)
Buy	PZ	11,309	05/2005	0	(86)	(86)
Buy		11,308	06/2005	0	(60)	(60)
Buy	RP	232,994	06/2005	0	(47)	(47)
Buy	RR	88,109	04/2005	29	0	29
Buy		88,672	05/2005	2	0	2
Buy		103,621	06/2005	0	(48)	(48)
Buy	S$	5,168	04/2005	0	(39)	(39)
Buy		5,288	05/2005	0	(22)	(22)
Buy		5,797	06/2005	0	(60)	(60)
Buy	SV	101,262	05/2005	0	(93)	(93)
Buy		113,662	06/2005	0	(73)	(73)
Buy	T$	103,010	05/2005	2	0	2
Buy		112,914	06/2005	0	(144)	(144)

				$13,916	$(3,594)	$10,322

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  71

Schedule of Investments

Money Market Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 99.7%

Certificates of Deposit 2.6%

Citibank, N.A.
2.675% due 04/29/2005	$800	$800
Wells Fargo Bank, N.A.
2.790% due 04/08/2005	11,100	11,100

		11,900

Commercial Paper 79.2%

Bank of America, N.A.
2.550% due 08/08/2005	4,200	4,200
2.800% due 08/08/2005	9,000	9,000
Barclays U.S. Funding Corp.
2.960% due 06/17/2005	9,000	8,943
Danske Corp.
2.700% due 05/31/2005	12,000	11,946
Den Norske Bank ASA
2.555% due 04/14/2005	10,000	9,991
Dexia Delaware LLC
2.680% due 04/18/2005	2,200	2,197
2.975% due 06/27/2005	10,000	9,928
Fannie Mae
2.422% due 04/13/2005	10,000	9,991
2.488% due 04/13/2005	12,000	11,990
2.548% due 04/27/2005	12,000	11,978
2.570% due 04/27/2005	7,500	7,486
2.580% due 04/27/2005	17,000	16,968
2.609% due 05/11/2005	1,500	1,496
2.715% due 06/15/2005	15,000	14,909
2.960% due 06/29/2005	10,000	9,927
3.010% due 08/01/2005	1,000	990
Federal Home Loan Bank
2.530% due 04/20/2005	20,000	19,973
2.805% due 05/20/2005	16,600	16,537
ForeningsSparbanken AB
2.980% due 06/29/2005	10,000	9,926
Freddie Mac
2.280% due 04/05/2005	17,775	17,770
2.390% due 04/12/2005	20,200	20,184
2.420% due 04/19/2005	12,000	11,985
2.622% due 05/10/2005	5,000	4,986
2.689% due 06/21/2005	15,000	14,902
2.970% due 06/28/2005	10,000	9,927
General Electric Capital Corp.
2.780% due 05/24/2005	9,000	8,963
HBOS Treasury Services PLC
2.470% due 04/12/2005	7,000	6,995
2.615% due 04/26/2005	9,000	8,984
Rabobank USA Financial Corp.
2.600% due 04/25/2005	11,000	10,981
2.950% due 06/21/2005	5,000	4,967
Skandinaviska Enskilda Banken AB (SEB)
2.970% due 06/22/2005	10,000	9,932
Spintab AB
3.110% due 08/23/2005	10,000	9,876
Svenska Handelsbanken, Inc.
2.605% due 04/26/2005	11,000	10,980
UBS Finance, Inc.
3.020% due 07/22/2005	10,000	9,906
Westpac Capital Corp.
2.860% due 06/07/2005	9,000	8,952
2.950% due 06/17/2005	5,000	4,968

		363,634

Repurchase Agreements 15.5%

Credit Suisse First Boston
2.630% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.375% due 01/15/2007 valued at $79,110. Repurchase proceeds are $64,005.)	64,000	64,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,227. Repurchase proceeds are $7,083.)	7,083	7,083

		71,083

U.S. Treasury Bills 2.4%
2.343% due 04/28/2005-07/21/2005 (a)	11,200	11,157

Total Short-Term Instruments (Cost $457,774)		457,774

Total Investments 99.7% (Cost $457,774)		$457,774

Other Assets and Liabilities (Net) 0.3%		1,319

Net Assets 100.0%		$459,093

Notes to Schedule of Investments:

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

72  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Short-Term Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.8%

Banking & Finance 6.5%

AIG SunAmerica Global Financing XI
3.010% due 05/23/2005 (a)	$11,300	$11,299
Associates Corp. of North America
6.260% due 02/15/2006	830	847
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,237
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	4,600	4,598
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	34,910	35,248
Ford Motor Credit Co.
2.897% due 04/28/2005 (a)	9,800	9,796
6.875% due 02/01/2006	19,585	19,855
General Electric Capital Corp.
8.850% due 04/01/2005	5,675	5,675
2.870% due 05/12/2005	15,000	14,997
7.500% due 05/15/2005	3,630	3,648
General Motors Acceptance Corp.
5.250% due 05/16/2005	10,500	10,520
4.750% due 05/19/2005 (a)	300	300
7.500% due 07/15/2005	800	807
3.920% due 10/20/2005 (a)	3,460	3,453
6.750% due 01/15/2006	15,350	15,460
3.695% due 05/18/2006 (a)	1,325	1,297
4.500% due 07/15/2006	530	517
6.125% due 09/15/2006	3,182	3,168
Goldman Sachs Group, Inc.
12.730% due 08/01/2006 (a)	42,010	42,017
GP Canada Finance Co.
7.200% due 12/15/2006	200	209
HBOS Treasury Services PLC
2.770% due 07/29/2005 (a)	1,500	1,500
Household Finance Corp.
6.700% due 11/13/2005 (a)	10,500	10,680
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	22,000	21,934
National Australia Bank Ltd.
2.794% due 05/15/2005	25,000	25,036
Premium Asset Trust
2.870% due 10/06/2005 (a)	500	500
SLM Corp.
2.820% due 01/25/2007	870	872
USAA Capital Corp.
7.050% due 11/08/2006	445	466
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	23,500	23,498
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,000	3,006

		275,440

Industrials 4.7%

American Standard, Inc.
7.375% due 04/15/2005	3,085	3,088
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	715	716
Caesars Entertainment, Inc.
7.875% due 12/15/2005	4,884	5,000
8.500% due 11/15/2006	3,500	3,697
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005	200	204
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	10,658	10,749
3.470% due 05/24/2006 (a)	5,000	5,022
3.770% due 08/08/2006 (a)	400	404
3.450% due 09/10/2007 (a)	22,000	22,042
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,068
Duke Energy Field Services LLC
7.500% due 08/16/2005	1,320	1,339
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,214
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,050
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	6,611	6,760
HCA, Inc.
6.910% due 06/15/2005	20,830	21,064
7.125% due 06/01/2006	2,800	2,895
ITT Corp.
6.750% due 11/15/2005	7,450	7,543
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,125
Lear Corp.
7.960% due 05/15/2005	1,400	1,407
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,093
Mallinckrodt, Inc.
6.750% due 09/15/2005	3,000	3,031
MCI, Inc.
6.608% due 05/01/2007	462	471
7.688% due 05/01/2009	462	482
8.735% due 05/01/2014	396	437
Mirage Resorts, Inc.
7.250% due 10/15/2006	1,500	1,556
News America Holdings
7.430% due 10/01/2026	18,500	21,338
Pioneer Natural Resources Co.
8.875% due 04/15/2005	10,662	10,678
PP&L Capital Funding, Inc.
7.750% due 04/15/2005	3,075	3,079
Procter & Gamble Co.
4.000% due 04/30/2005	1,000	999
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,442
6.875% due 02/15/2006	4,925	5,075
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,849
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,500	2,500
Tyco International Group S.A.
6.375% due 06/15/2005	16,620	16,706
6.375% due 02/15/2006	1,200	1,221
United Airlines, Inc.
2.630% due 03/02/2049 (a)(c)	7,867	7,270

		198,614

Utilities 3.6%

Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,363
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,600	14,607
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,095
Dominion Resources, Inc.
7.625% due 07/15/2005	8,260	8,361
3.094% due 05/15/2006 (a)	3,000	3,008
Duke Energy Corp.
3.409% due 12/08/2005 (a)	1,200	1,201
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,472
GPU, Inc.
7.700% due 12/01/2005	150	153
Nisource Finance Corp.
7.625% due 11/15/2005	15,000	15,347
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,224
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	880	883
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,496
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,521
PSI Energy, Inc.
6.500% due 08/01/2026	1,300	1,312
Qwest Corp.
6.625% due 09/15/2005	8,100	8,181
SBC Communications, Inc.
4.206% due 06/05/2021	27,480	27,528
Southern California Edison Co.
2.930% due 01/13/2006 (a)	2,500	2,505
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,395
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	7,500	7,501
Virginia Electric & Power Co.
5.750% due 03/31/2006	4,620	4,699

		152,852

Total Corporate Bonds & Notes (Cost $628,667)		626,906

U.S. GOVERNMENT AGENCIES 19.5%

Fannie Mae
1.300% due 04/19/2005	115,000	114,901
2.430% due 10/03/2005 (a)	1,200	1,200
2.500% due 06/28/2006	500	492
2.690% due 09/15/2005 (a)	40,000	39,991
2.745% due 05/22/2006 (a)	20,900	20,888
2.820% due 09/06/2005 (a)	19,100	19,095
2.825% due 09/07/2006 (a)	252,000	251,960
2.925% due 09/21/2006-09/22/2006 (a)(e)	53,400	53,376
3.000% due 08/25/2034 (a)	9,294	9,287
3.050% due 11/26/2032 (a)	4,139	4,139
3.300% due 10/25/2030 (a)	19	19
3.360% due 02/01/2018 (a)	41	42
3.368% due 05/01/2021-04/01/2029 (a)(e)	483	491
3.399% due 01/01/2029 (a)	58	59
3.450% due 10/25/2017 (a)	752	760
3.500% due 04/25/2017	4,734	4,711
3.702% due 07/01/2034	170	169
3.793% due 06/01/2034	113	112
3.802% due 05/01/2036 (a)	27,703	28,247
3.970% due 08/01/2026 (a)	50	51
4.057% due 11/01/2025 (a)	33	34
4.102% due 07/01/2029 (a)	691	706
4.107% due 08/01/2029 (a)	4,954	5,112
4.198% due 05/01/2036 (a)	505	517
4.375% due 10/01/2023	40	41
5.000% due 05/12/2035	2,000	1,950
5.266% due 12/01/2040 (a)	2,040	2,102
5.473% due 01/01/2032 (a)	1,960	1,988
6.000% due 02/25/2008	42	43
6.500% due 10/25/2023 (b)	117	12
6.500% due 05/01/2021-10/25/2042 (e)	2,663	2,709
7.000% due 03/01/2013	106	112
9.020% due 06/25/2032 (a)	1,694	1,802
Federal Home Loan Bank
1.500% due 05/09/2005	100,000	99,842
2.619% due 10/03/2005	35,000	34,998
2.880% due 06/13/2006	33,700	33,695
3.250% due 08/15/2005	35,000	35,030
Federal Housing Administration
7.350% due 04/01/2019	726	728
7.430% due 09/01/2022	98	99
7.435% due 02/01/2019	323	326
Freddie Mac
2.725% due 11/07/2005 (a)	5,000	5,002
3.000% due 11/15/2017	448	445
3.210% due 06/15/2031 (a)	1,026	1,030
3.625% due 08/01/2017 (a)	191	192
4.000% due 09/22/2009	8,500	8,284
6.500% due 07/25/2043	726	752
7.000% due 05/15/2023 (b)	10	0

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  73

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Government National Mortgage Association
3.000% due 02/20/2032 (a)	$3,118	$3,152
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,087	3,121
3.320% due 02/16/2030 (a)	132	133
3.375% due 05/20/2021-05/20/2030 (a)(e)	14,926	15,151
3.500% due 08/20/2029-09/20/2029 (a)(e)	8,985	9,076
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,319	1,336
4.000% due 02/20/2019 (a)	45	45
4.125% due 10/20/2017-10/20/2027 (a)(e)	2,273	2,313
6.000% due 01/15/2032-03/15/2032 (a)(e)	3,673	3,784
7.500% due 02/20/2030	424	444
8.000% due 07/15/2030-05/15/2032 (a)(e)	474	511
8.500% due 06/20/2027	491	533
Small Business Administration
7.540% due 08/10/2009	361	385

Total U.S. Government Agencies (Cost $827,364)		827,525

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	120	127
3.625% due 01/15/2008	68,128	73,292
3.875% due 01/15/2009	7,348	8,106
3.500% due 01/15/2011	438	490
U.S. Treasury Bond
10.000% due 05/15/2010	19,505	19,674
U.S. Treasury Notes
1.625% due 04/30/2005	7,600	7,595
1.125% due 06/30/2005	8,000	7,971

Total U.S. Treasury Obligations (Cost $117,874)		117,255

MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	5,700	5,707
Bank of America Mortgage Securities, Inc.
6.513% due 07/25/2032 (a)	778	790
5.579% due 10/20/2032 (a)	4,337	4,373
6.500% due 02/25/2033	2,740	2,794
Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)	367	367
3.130% due 02/25/2034 (a)	4,785	4,803
Commercial Mortgage Pass-Through Certificates
3.060% due 03/15/2020 (a)	4,690	4,691
Countrywide Home Loans, Inc.
6.174% due 07/19/2031 (a)	49	50
4.964% due 09/19/2032 (a)	947	943
3.120% due 04/25/2034 (a)	741	735
CS First Boston Mortgage Securities Corp.
2.456% due 03/25/2032 (a)	350	351
3.240% due 05/25/2032 (a)	1,283	1,280
3.400% due 08/25/2033 (a)	14,479	14,335
Fieldstone Mortgage Investment Corp.
3.070% due 11/25/2033	5,894	5,901
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	1,962	1,966
3.160% due 11/15/2031 (a)	1,676	1,691
3.110% due 08/15/2032 (a)	23,948	23,963
Greenwich Capital Acceptance, Inc.
2.663% due 06/25/2024 (a)	62	62
GSRPM Mortgage Loan Trust
3.250% due 11/25/2031 (a)	10,344	10,379
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	6,000	6,003
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)	21	21
6.701% due 01/25/2032 (a)	36	36
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,399	2,384
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	9,354	9,438
3.250% due 12/15/2030 (a)	6,900	6,912
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	176	181
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	644	662
SACO I, Inc.
3.040% due 07/25/2019 (a)	1,953	1,929
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (b)	303,294	2,808
Sequoia Mortgage Trust
3.230% due 10/20/2027 (a)	11,468	11,516
3.190% due 06/20/2032 (a)	544	544
3.200% due 07/20/2033 (a)	13,507	13,442
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	642	639
3.200% due 03/19/2033 (a)	8,303	8,321
Structured Asset Securities Corp.
7.000% due 11/25/2031	30	30
6.127% due 02/25/2032 (a)	910	924
3.350% due 07/25/2032 (a)	3,934	3,943
6.150% due 07/25/2032 (a)	3,029	3,043
3.140% due 01/25/2033 (a)	2,430	2,441
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	188	189
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	14,291	14,286
5.131% due 10/25/2032 (a)	3,177	3,213
5.389% due 02/25/2033 (a)	1,865	1,873
3.422% due 06/25/2042 (a)	10,872	10,979

Total Mortgage-Backed Securities (Cost $191,007)		190,938

ASSET-BACKED SECURITIES 4.7%

Advanta Revolving Home Equity Loan Trust
3.220% due 01/25/2024 (a)	32	32
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)	804	807
3.260% due 03/25/2033 (a)	721	725
3.330% due 02/25/2034 (a)	1,275	1,276
3.410% due 06/25/2034 (a)	7,473	7,499
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (a)	1,681	1,686
3.140% due 07/25/2032 (a)	57	57
3.200% due 08/25/2032 (a)	526	528
Argent Securities, Inc.
3.300% due 09/25/2033 (a)	1,793	1,804
3.030% due 11/25/2034 (a)	1,016	1,016
Bear Stearns Asset-Backed Securities, Inc.
3.030% due 04/25/2023 (a)	229	230
3.180% due 10/25/2032 (a)	1,996	2,000
3.300% due 07/25/2033 (a)	6,066	6,079
3.050% due 06/15/2043 (a)	176	177
Brazos Student Finance Corp.
3.740% due 06/01/2023 (a)	6,182	6,246
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	1,153	1,153
Centex Home Equity
3.110% due 04/25/2032 (a)	435	436
3.150% due 09/26/2033 (a)	2,875	2,881
Chase Credit Card Master Trust
2.940% due 01/15/2008 (a)	1,300	1,302
Chase Funding Loan Acquisition Trust
3.090% due 07/25/2030 (a)	2,136	2,138
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	221	221
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	6	6
3.160% due 05/25/2033 (a)	2,141	2,145
Countrywide Asset-Backed Certificates
3.644% due 10/25/2017 (a)	2,069	2,066
3.020% due 12/25/2018 (a)	444	445
3.040% due 09/25/2021 (a)	8,818	8,819
3.040% due 10/25/2021 (a)	963	964
2.990% due 09/25/2022 (a)	533	534
3.000% due 10/25/2023 (a)	360	361
3.090% due 12/25/2031 (a)	162	162
3.220% due 05/25/2032 (a)	860	861
3.000% due 12/25/2034 (a)	653	654
3.000% due 04/25/2035 (a)	19,471	19,487
2.940% due 08/25/2035 (a)	4,300	4,289
3.030% due 11/25/2035 (a)	1,240	1,241
Countrywide Home Equity Loan Trust
3.050% due 08/15/2025 (a)	126	126
Credit-Based Asset Servicing & Securitization LLC
3.190% due 01/25/2032 (a)	83	83
Delta Funding Home Equity Loan Trust
3.220% due 09/15/2029 (a)	105	106
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	184	184
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	10,328	10,333
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	5,074	5,061
Fremont Home Loan Trust
3.190% due 02/25/2033 (a)	581	581
2.960% due 01/25/2035 (a)	757	758
GMAC Mortgage Corp. Loan Trust
3.124% due 06/18/2027 (a)	246	246
GSAMP Trust
3.170% due 07/25/2032 (a)	267	270
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	1,838	1,840
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	825	827
3.310% due 05/25/2033 (a)	1,163	1,170
Home Equity Mortgage Trust
3.270% due 01/25/2034 (a)	753	754
3.040% due 06/25/2034 (a)	1,937	1,938
3.000% due 12/25/2034 (a)	678	679
2.970% due 07/25/2035 (a)	13,200	13,206
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	556	557
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)	2,654	2,668
3.140% due 06/25/2029 (a)	81	81
3.120% due 07/25/2032 (a)	1,635	1,638
Long Beach Mortgage Loan Trust
3.100% due 09/25/2031 (a)	47	47
3.200% due 03/25/2032 (a)	117	119
3.130% due 07/25/2032 (a)	148	149
3.250% due 03/25/2033 (a)	391	391
3.170% due 06/25/2033 (a)	2,184	2,187
Meritage Mortgage Loan Trust
2.990% due 01/25/2035 (a)	1,128	1,129
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)	1,746	1,755
3.170% due 05/25/2033 (a)	33	33
3.210% due 11/25/2033 (a)	151	151
2.950% due 12/25/2034 (a)	68	68
2.970% due 01/25/2035 (a)	43	43
2.990% due 04/25/2035 (a)	1,865	1,866

74  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (a)		$6,675	$6,691
2.990% due 08/25/2034 (a)		634	634
3.000% due 11/25/2034 (a)		18,185	18,199
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		151	152
3.150% due 09/25/2032 (a)		336	336
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		185	185
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		989	990
Option One Mortgage Loan Trust
3.120% due 06/25/2032 (a)		99	99
3.120% due 08/25/2032 (a)		987	989
2.960% due 05/25/2034 (a)		623	623
Renaissance Home Equity Loan Trust
3.290% due 08/25/2033 (a)		3,755	3,771
3.350% due 12/25/2033 (a)		491	493
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)		4,395	4,398
2.990% due 04/25/2026 (a)		4,019	4,023
3.180% due 12/25/2033 (a)		7,319	7,320
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		1,521	1,528
3.150% due 01/25/2034 (a)		2,153	2,160
Salomon Brothers Mortgage Securities VII, Inc.
3.150% due 03/25/2032 (a)		671	674
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)		1,023	1,024
3.150% due 06/25/2033 (a)		663	664
2.820% due 12/25/2033		1,764	1,760
Sears Credit Account Master Trust
3.190% due 11/17/2009 (a)		3,900	3,912
6.450% due 11/17/2009		2,728	2,754
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		2,676	2,678
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (a)		1,382	1,383
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		105	105
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		274	274
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013 (a)		388	392

Total Asset-Backed Securities (Cost $199,344)			199,582

SOVEREIGN ISSUES 1.9%

Republic of Brazil
3.063% due 04/15/2006 (a)		26,026	26,020
10.000% due 01/16/2007		2,520	2,722
11.250% due 07/26/2007		2,600	2,915
11.500% due 03/12/2008		3,100	3,508
3.125% due 04/15/2009 (a)		22,703	22,224
8.840% due 06/29/2009 (a)		7,500	8,372
3.125% due 04/15/2012 (a)		9,991	9,438
8.000% due 04/15/2014		490	488
Russian Federation
8.750% due 07/24/2005		5,150	5,235

Total Sovereign Issues (Cost $78,915)			80,922

SHORT-TERM INSTRUMENTS (l) 69.6%

Certificates of Deposit 4.6%

Citibank New York N.A.
2.985% due 06/22/2005		89,400	89,400
HSBC Bank USA
2.720% due 04/01/2005		1,200	1,200
Wells Fargo Financials
2.790% due 04/08/2005		106,100	106,100

			196,700

Commercial Paper 27.9%

Bank of America, N.A.
2.800% due 08/08/2005		69,500	69,500
Bank of Ireland
2.780% due 04/29/2005		100,000	99,784
Fannie Mae
2.230% due 04/01/2005		27,671	27,671
2.555% due 04/01/2005		44,650	44,650
2.559% due 04/01/2005		40,000	40,000
2.390% due 04/15/2005		47,700	47,656
2.580% due 04/27/2005		65,000	64,879
2.672% due 05/25/2005		1,700	1,693
2.920% due 06/01/2005		30,000	29,849
2.640% due 06/02/2005		100	100
2.726% due 06/08/2005		65,200	64,833
2.675% due 06/13/2005		50,400	50,094
2.685% due 06/13/2005		13,600	13,517
2.875% due 06/27/2005		56,400	55,987
2.790% due 07/20/2005		30,000	29,717
3.063% due 07/20/2005		163,000	161,463
2.990% due 08/08/2005		700	692
Federal Home Loan Bank
2.515% due 04/15/2005		100,000	99,895
Ford Motor Credit Co.
2.520% due 04/07/2005		4,700	4,698
Freddie Mac
1.960% due 04/18/2005		25	25
2.420% due 04/19/2005		60,000	59,927
General Motors Acceptance Corp.
2.436% due 04/05/2005		6,700	6,698
2.495% due 04/05/2005		5,000	4,999
KFW International Finance, Inc.
2.630% due 04/14/2005		25,000	24,976
Spintab AB
2.690% due 05/25/2005		50,000	49,798
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		20,000	20,000
UBS Finance, Inc.
2.470% due 07/05/2005		106,500	106,500

			1,179,601

Repurchase Agreements 12.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,960. Repurchase proceeds are $7,801.)		7,800	7,800
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $22,856 and U.S. Treasury Bills 2.867% due 08/25/2005 valued at $8,856. Repurchase proceeds are $31,002.)		31,000	31,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.977%-2.979% due 09/01/2005-09/15/2005 valued at $251,147 and U.S. Treasury Notes 5.750% due 11/15/2005 valued at $259,151. Repurchase proceeds are $500,035.)		500,000	500,000

			538,800

French Treasury Bill 2.5%
2.040% due 06/16/2005	EC	82,130	105,791

U.S. Treasury Bills 21.9%
2.747% due 04/15/2005-09/15/2005 (e)(f)(h)		$931,157	926,286

Total Short-Term Instruments (Cost $2,947,825)			2,947,178

Total Investments (g) 117.8% (Cost $4,990,996)			$4,990,306

Written Options (j) (0.1%) (Premiums $169)			(2,288)

Other Assets and Liabilities (Net) (17.7%)			(753,438)

Net Assets 100.0%			$4,234,580

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $199,428 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $8,061 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation) Appreciation/
Eurodollar March Long Futures	03/2006	2,932	$374
Eurodollar June Long Futures	06/2005	1,787	(1,277)
Eurodollar June Long Futures	06/2006	17	(32)
Eurodollar September Long Futures	09/2005	1,787	(2,262)
Eurodollar September Long Futures	09/2006	17	(32)
Eurodollar December Long Futures	12/2005	320	(616)
Eurodollar December Long Futures	12/2006	17	(32)
Euribor Written Put Options Strike @ 97.500	09/2005	2,654	1,076
U.S. Treasury 10-Year Note Long Futures	06/2005	1,766	(1,021)
U.S. Treasury 5-Year Note Long Futures	06/2005	29	1

			$(3,821)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  75

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$42,900	$744
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	3.000%	07/20/2005	163,000	33
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(1,113)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	7,900	117
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	61,500	156
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005	5,000	(146)

						$(209)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$10
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	(21)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	7
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	0
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	29
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	0
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	1
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	15
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	7
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	15,100	41
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	16
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	7
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	0

						$125

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$201

Name of Issuer	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings
7.430% due 10/01/2026	Lehman Brothers, Inc.	$100.000	10/01/2006	$18,500	$0	$2,087

76  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(k)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$6,981	$7,006
U.S. Treasury Note	4.250	08/15/2013	165,770	163,523	163,420

				$170,504	$170,426

(l)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	2,666	04/2005	$22	$0	$22
Sell		82,130	06/2005	0	(364)	(364)
Buy	JY	2,305,864	04/2005	0	(444)	(444)

				$22	$(808)	$(786)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  77

Schedule of Investments

Total Return Mortgage Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 116.8%

Fannie Mae
0.000% due 07/25/2022 (a)	$64	$50
2.597% due 12/01/2034	4,987	5,006
2.825% due 09/07/2006 (b)	80,000	79,987
2.865% due 07/01/2011 (b)	927	925
2.917% due 07/01/2011 (b)	2,229	2,227
3.083% due 10/25/2008 (b)	106	104
3.200% due 11/25/2032 (b)	257	258
3.234% due 04/18/2028 (b)	17	17
3.648% due 05/01/2033 (b)	3,993	4,075
3.875% due 04/25/2023 (b)	8	8
3.946% due 04/01/2007 (b)	1,611	1,539
4.135% due 10/01/2028 (b)	21	22
4.180% due 10/01/2011 (b)	920	917
4.500% due 04/18/2020	28,000	27,379
5.000% due 09/01/2018-05/12/2035 (d)	170,286	169,526
5.114% due 05/01/2023 (b)	44	45
5.216% due 11/01/2018 (b)	7	6
5.319% due 08/01/2026 (b)	5	5
5.500% due 03/01/2034-04/13/2035 (d)	242,167	242,575
5.750% due 01/01/2021 (b)	27	28
6.000% due 01/01/2032-05/12/2035 (d)	161,990	165,541
6.500% due 09/25/2023-09/01/2034 (d)	2,381	2,487
7.000% due 09/25/2023	6	7
7.145% due 06/01/2006 (b)	5,400	5,517
7.500% due 06/01/2030-08/01/2031 (d)	659	706
7.750% due 08/25/2022	33	35
9.000% due 01/01/2020	52	57
Federal Housing Administration
5.022% due 10/25/2022	1,343	1,355
7.430% due 06/01/2019-06/01/2022 (d)	1,512	1,526
Freddie Mac
3.275% due 02/01/2018 (b)	102	103
3.500% due 12/15/2022	4	4
4.500% due 03/15/2021	6	6
5.000% due 06/01/2034-04/13/2035 (d)	13,646	13,352
5.500% due 12/01/2017-02/01/2018 (d)	6,772	6,920
5.522% due 11/01/2028 (b)	16	17
5.854% due 08/01/2025 (b)	26	26
5.971% due 05/01/2032 (b)	125	130
6.000% due 06/15/2008	30	30
6.500% due 12/15/2023-03/15/2024 (d)	126	129
6.673% due 07/01/2030 (b)	89	90
8.000% due 06/15/2026	52	54
Government National Mortgage Association
3.020% due 02/16/2032 (b)	1,473	1,474
3.070% due 08/16/2032 (b)	2,769	2,775
3.375% due 02/20/2017-03/20/2027 (b)(d)	83	83
3.500% due 02/20/2018 (b)	16	16
3.750% due 07/20/2022-08/20/2026 (b)(d)	113	114
4.000% due 03/20/2016-03/20/2018 (b)(d)	165	168
4.125% due 12/20/2021-11/20/2023 (b)(d)	45	46
5.500% due 01/15/2034-04/20/2035 (d)	5,612	5,667
7.500% due 05/15/2027-08/15/2027 (d)	10	11

Total U.S. Government Agencies (Cost $744,629)		743,145

MORTGAGE-BACKED SECURITIES 8.8%

Banc of America Structural Security Trust
3.271% due 10/11/2033 (b)	1,000	1,013
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (b)	195	197
Banktrust Mortgage Trust
5.700% due 12/01/2023	277	226
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (b)	2,000	2,002
Chevy Chase Funding LLC
2.697% due 01/25/2035 (b)	1,591	1,558
Countrywide Alternative Loan Trust
3.040% due 07/25/2034 (b)	4,743	4,748
3.060% due 05/25/2035 (b)	4,745	4,727
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (b)	7,934	7,943
2.547% due 04/25/2035 (b)	5,574	5,639
3.140% due 04/25/2035 (b)	5,071	5,078
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (b)	350	351
2.511% due 03/25/2032 (b)	361	360
4.600% due 03/25/2033 (b)	145	144
3.079% due 08/25/2033 (b)	811	803
Indymac Index Mortgage Loan Trust
3.180% due 09/25/2034 (b)	2,794	2,793
3.074% due 03/25/2035 (b)	6,000	6,004
Lehman Brothers Floating Rate Commercial Mortgage Trust
4.480% due 11/19/2012 (b)	781	782
Mellon Residential Funding Corp.
2.857% due 07/25/2029 (b)	66	66
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	99	100
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	1,423	1,426
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,401	1,462
Sequoia Mortgage Trust
3.200% due 10/19/2026 (b)	1,675	1,678
3.230% due 10/20/2027 (b)	695	698
3.190% due 05/20/2032 (b)	544	544
3.150% due 08/20/2032 (b)	604	604
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (b)	963	959
Structured Asset Securities Corp.
6.250% due 04/25/2017	151	150
3.150% due 10/25/2027 (b)	821	821
3.330% due 03/25/2031 (b)	16	17
3.500% due 08/25/2032 (b)	247	247
3.140% due 01/25/2033 (b)	71	71
3.350% due 11/25/2033 (b)	253	253
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (b)	32	32
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (b)	2,507	2,506
5.530% due 07/25/2032 (b)	117	117

Total Mortgage-Backed Securities (Cost $56,250)		56,119

ASSET-BACKED SECURITIES 12.3%

ACE Securities Corp.
3.190% due 06/25/2032 (b)	20	20
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	33,308	964
3.260% due 03/25/2033 (b)	242	243
3.330% due 02/25/2034 (b)	986	987
3.410% due 06/25/2034 (b)	1,149	1,152
2.990% due 01/25/2035 (b)	1,704	1,704
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (b)	79	79
3.140% due 07/25/2032 (b)	114	114
Bear Stearns Asset-Backed Securities, Inc.
3.140% due 10/25/2034 (b)	1,454	1,457
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (b)	709	710
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (b)	41	41
Centex Home Equity
3.150% due 01/25/2032 (b)	84	84
3.110% due 04/25/2032 (b)	75	76
3.130% due 03/25/2033 (b)	324	325
Chase Funding Loan Acquisition Trust
3.090% due 04/25/2031 (b)	93	93
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (b)	327	328
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (b)	465	466
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,885
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (b)	1,046	1,047
2.990% due 05/25/2023 (b)	1,842	1,844
2.950% due 11/25/2023 (b)	329	329
3.110% due 05/25/2032 (b)	24	24
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (b)	188	188
EMC Mortgage Loan Trust
3.600% due 08/25/2040 (b)	751	759
Equity One ABS, Inc.
3.000% due 04/25/2034 (b)	110	110
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	1,151	1,148
Fremont Home Loan Trust
3.190% due 02/25/2033 (b)	166	166
2.699% due 06/25/2035 (b)	8,500	8,497
GSAMP Trust
2.900% due 03/25/2035 (b)	7,000	7,003
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (b)	6,540	6,566
Home Equity Asset Trust
3.150% due 11/25/2032 (b)	72	72
Home Equity Mortgage Trust
2.970% due 07/25/2035 (b)	6,000	6,003
Household Mortgage Loan Trust
3.150% due 05/20/2032 (b)	198	199
3.200% due 02/20/2033 (b)	4,410	4,427
Indymac Index Mortgage Loan Trust
3.170% due 01/25/2035 (b)	2,950	2,952
Indymac Residential Asset-Backed Trust
2.881% due 03/25/2035 (b)	6,000	5,999
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (b)	47	48
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (b)	100	101
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (b)	101	101
3.270% due 11/25/2032 (b)	241	242
Renaissance Home Equity Loan Trust
3.230% due 12/25/2032 (b)	559	559
3.290% due 08/25/2033 (b)	1,437	1,443
Residential Asset Mortgage Products, Inc.
2.960% due 12/25/2022 (b)	740	741
3.190% due 09/25/2033 (b)	973	978
2.917% due 04/25/2034 (b)	903	909
SLM Student Loan Trust
2.710% due 04/25/2010 (b)	14,400	14,393
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (b)	584	584

78  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust
2.970% due 03/25/2035 (b)	$260	$260

Total Asset-Backed Securities (Cost $78,713)		78,420

	Shares
PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (b)	6,300	350

Total Preferred Stock (Cost $315)		350

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.0%

Commercial Paper 26.4%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005	$12,200	12,172
2.855% due 06/03/2005	6,300	6,267
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005	10,800	10,781
2.740% due 06/03/2005	5,300	5,273
2.870% due 06/13/2005	2,500	2,485
Danske Corp.
2.495% due 04/07/2005	1,900	1,899
2.665% due 05/09/2005	900	898
2.650% due 05/23/2005	6,500	6,475
2.700% due 05/31/2005	3,200	3,184
2.725% due 06/06/2005	1,400	1,392
Den Norske Bank ASA
2.655% due 04/25/2005	1,600	1,597
2.680% due 05/09/2005	14,200	14,160
ForeningsSparbanken AB
2.710% due 05/31/2005	2,600	2,587
Fortis Funding LLC
2.610% due 04/27/2005	10,800	10,780
Freddie Mac
2.890% due 07/12/2005	700	694
3.020% due 08/09/2005	7,200	7,118
General Electric Capital Corp.
2.540% due 04/12/2005	6,000	5,995
2.660% due 04/28/2005	6,600	6,587
HBOS Treasury Services PLC
2.715% due 05/17/2005	5,800	5,780
KFW International Finance, Inc.
2.805% due 07/06/2005	5,000	4,959
Pfizer, Inc.
2.575% due 04/20/2005	8,700	8,688
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005	2,400	2,394
2.760% due 05/17/2005	2,700	2,691
2.665% due 05/23/2005	7,800	7,770
2.700% due 05/27/2005	4,800	4,780
2.880% due 06/09/2005	1,500	1,491
Spintab AB
2.620% due 04/26/2005	10,000	9,982
UBS Finance, Inc.
2.565% due 05/06/2005	400	399
2.640% due 05/18/2005	1,700	1,694
2.670% due 05/25/2005	2,900	2,888
2.730% due 06/02/2005	2,200	2,189
2.730% due 06/03/2005	900	895
2.745% due 06/10/2005	2,000	1,988
3.020% due 07/22/2005	9,000	8,913

		167,845

Repurchase Agreement 0.4%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $2,760. Repurchase proceeds are $2,702.)	2,702	2,702

U.S. Treasury Bills 0.2%
2.668% due 05/05/2005-06/16/2005 (d)(e)(g)	1,255	1,250

Total Short-Term Instruments (Cost $171,816)		171,797

Total Investments (f) 165.0% (Cost $1,051,723)		$1,049,831

Written Options (i) (0.0%) (Premiums $479)		(133)

Other Assets and Liabilities (Net) (65.0%)		(413,489)

Net Assets 100.0%		$636,209

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $52,392 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $1,000 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	418	$(409)
U.S. Treasury 10-Year Note Long Futures	06/2005	12	(6)

			$(415)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  79

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2005

(h)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $119	07/01/2011	$3,000	$(91)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	6,500	83
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	8.180%	09/18/2027	3,000	(45)

						$(53)

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	315	$46	$10
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	69	11	5
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	115	53	47
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	269	80	55

				$190	$117

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$14
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	2

						$289	$16

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	6.000	04/13/2035	$110,000	$112,441	$112,329

80  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

03.31.05  |  PIMCO Funds Annual Report  81

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income** (a)	Net Realized/ Unrealized Gain on Investments** (a)	Total Income from Net Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Diversified Income Fund

Class A
03/31/2005	$10.84	$0.49	$0.10	$0.59	$(0.51)	$(0.05)	$0.00
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)	0.00
Class B
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00
Class C
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)	0.00

Emerging Markets Bond Fund

Class A
03/31/2005	$10.73	$0.41	$0.29	$0.70	$(0.45)	$(0.40)	$0.00
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)	0.00
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)	0.00
03/31/2002	8.40	0.68	1.76	2.44	(0.74)	(0.50)	0.00
03/31/2001	8.61	0.77	0.21	0.98	(0.79)	(0.40)	0.00
Class B
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.63	1.75	2.38	(0.68)	(0.50)	0.00
03/31/2001	8.61	0.73	0.19	0.92	(0.73)	(0.40)	0.00
Class C
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)	0.00
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)	0.00
03/31/2002	8.40	0.60	1.78	2.38	(0.68)	(0.50)	0.00
03/31/2001	8.61	0.72	0.21	0.93	(0.74)	(0.40)	0.00

Floating Income Fund

Class A
07/30/2004 - 03/31/2005	$10.00	$0.15	$0.20	$0.35	$(0.18)	$0.00	$0.00
Class C
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00	0.00

Foreign Bond Fund (Unhedged)

Class A
07/30/2004 - 03/31/2005	$9.96	$0.13	$0.96	$1.09	$(0.11)	$(0.11)	$0.00
Class C
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2005	$10.52	$0.26	$0.32	$0.58	$(0.23)	$(0.31)	$0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00
03/31/2001	10.03	0.55	0.49	1.04	(0.54)	(0.21)	0.00
Class B
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)	0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00
03/31/2001	10.03	0.47	0.49	0.96	(0.46)	(0.21)	0.00

82  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets**		Portfolio Turnover Rate
Diversified Income Fund

Class A
03/31/2005	$(0.56)	$10.87	5.54%	$48,046	1.17	%(h)	4.50%		44%
07/31/2003 - 03/31/2004	(0.31)	10.84	11.66	25,013	1.20	*(b)	3.94	*	33
Class B
03/31/2005	(0.48)	10.87	4.76	16,127	1.92	(h)	3.76		44
07/31/2003 - 03/31/2004	(0.26)	10.84	11.14	4,819	1.95	*(g)	3.28	*	33
Class C
03/31/2005	(0.48)	10.87	4.76	42,756	1.92	(h)	3.78		44
07/31/2003 - 03/31/2004	(0.26)	10.84	11.12	22,192	1.95	*(g)	3.22	*	33

Emerging Markets Bond Fund

Class A
03/31/2005	$(0.85)	$10.58	6.75%	$264,866	1.25%		3.85%		415%
03/31/2004	(1.58)	10.73	23.34	258,444	1.25		4.08		461
03/31/2003	(0.91)	10.05	15.65	90,079	1.27	(c)	6.45		388
03/31/2002	(1.24)	9.60	30.88	15,589	1.27	(c)	7.33		620
03/31/2001	(1.19)	8.40	12.46	1,143	1.34	(c)	9.08		902
Class B
03/31/2005	(0.77)	10.58	5.95	70,635	2.00		3.09		415
03/31/2004	(1.49)	10.73	22.43	72,425	2.00		3.39		461
03/31/2003	(0.84)	10.05	14.79	38,002	2.02	(d)	5.78		388
03/31/2002	(1.18)	9.60	29.93	10,844	2.04	(d)	6.87		620
03/31/2001	(1.13)	8.40	11.59	1,620	2.09	(d)	8.58		902
Class C
03/31/2005	(0.77)	10.58	5.96	141,260	2.00		3.09		415
03/31/2004	(1.49)	10.73	22.42	142,161	2.00		3.33		461
03/31/2003	(0.84)	10.05	14.78	52,168	2.02	(d)	5.74		388
03/31/2002	(1.18)	9.60	29.91	12,580	2.00		6.46		620
03/31/2001	(1.14)	8.40	11.74	792	2.08	(d)	8.52		902

Floating Income Fund

Class A
07/30/2004 - 03/31/2005	$(0.18)	$10.17	3.56%	$178,925	0.95	%*	2.23	%*	18%
Class C
09/30/2004 - 03/31/2005	(0.13)	10.17	2.44	29,102	1.25	*	2.01	*	18

Foreign Bond Fund (Unhedged)

Class A
07/30/2004 - 03/31/2005	$(0.22)	$10.83	10.98%	$184,720	0.95	%*(i)	1.80	%*	344%
Class C
07/30/2004 - 03/31/2005	(0.17)	10.83	10.47	81,609	1.70	*(j)	1.06	*	344

Foreign Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2005	$(0.54)	$10.56	5.59%	$282,335	0.95%		2.44%		477%
03/31/2004	(0.49)	10.52	3.00	245,270	0.96	(e)	2.84		711
03/31/2003	(0.61)	10.70	9.10	206,753	0.95		3.93		589
03/31/2002	(0.45)	10.39	5.21	112,047	0.96	(e)	4.11		434
03/31/2001	(0.75)	10.32	10.82	84,631	0.99	(e)	5.39		417
Class B
03/31/2005	(0.46)	10.56	4.80	48,615	1.70		1.70		477
03/31/2004	(0.41)	10.52	2.22	54,588	1.71	(f)	2.10		711
03/31/2003	(0.54)	10.70	8.36	54,571	1.70		3.21		589
03/31/2002	(0.38)	10.39	4.42	34,602	1.71	(f)	3.38		434
03/31/2001	(0.67)	10.32	9.94	28,747	1.74	(f)	4.68		417

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(d)	Ratio of expenses to average net assets excluding interest expense is 2.00%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(h)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.71%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  83

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income** (a)	Net Realized/ Unrealized Gain (Loss) on Investments** (a)	Total Income from Net Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Class C
03/31/2005	$10.52	$0.18	$0.32	$0.50	$(0.15)	$(0.31)	$0.00
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)	0.00
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)	(0.10)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)	0.00
03/31/2001	10.03	0.47	0.49	0.96	(0.46)	(0.21)	0.00

Global Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2005	$10.03	$0.23	$0.21	$0.44	$(0.20)	$(0.27)	$0.00
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)	0.00
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00	0.00
03/31/2002	9.61	0.39	0.12	0.51	(0.39)	(0.31)	0.00
03/31/2001	9.41	0.54	0.48	1.02	(0.52)	(0.30)	0.00
Class B
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00
03/31/2001	9.41	0.47	0.48	0.95	(0.45)	(0.30)	0.00
Class C
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)	0.00
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)	0.00
03/31/2001	9.41	0.47	0.48	0.95	(0.45)	(0.30)	0.00

GNMA Fund

Class A
03/31/2005	$11.09	$0.20	$0.05	$0.25	$(0.24)	$(0.09)	$0.00
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
03/31/2002	10.44	0.25	0.56	0.81	(0.46)	(0.12)	0.00
11/30/2000 - 03/31/2001	10.13	0.21	0.31	0.52	(0.21)	0.00	0.00
Class B
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)	0.00
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)	0.00
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.12	0.51	0.63	(0.27)	(0.12)	0.00
Class C
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)	0.00
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)	0.00
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.13	0.50	0.63	(0.27)	(0.12)	0.00

High Yield Fund

Class A
03/31/2005	$9.69	$0.63	$0.02	$0.65	$(0.64)	$0.00	$0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00	0.00
03/31/2001	10.22	0.87	(0.34)	0.53	(0.87)	0.00	0.00

84  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets**	Portfolio Turnover Rate
Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Class C
03/31/2005	$(0.46)	$10.56	4.80%	$92,793	1.70%		1.70%	477%
03/31/2004	(0.41)	10.52	2.22	110,838	1.71	(j)	2.09	711
03/31/2003	(0.54)	10.70	8.33	94,504	1.70		3.17	589
03/31/2002	(0.38)	10.39	4.42	47,725	1.71	(j)	3.37	434
03/31/2001	(0.67)	10.32	9.96	35,337	1.74	(j)	4.68	417

Global Bond Fund (U.S. Dollar-Hedged)

Class A
03/31/2005	$(0.47)	$10.00	4.47%	$23,686	0.95%		2.30%	245%
03/31/2004	(0.42)	10.03	3.57	26,272	0.96	(b)	2.57	577
03/31/2003	(0.36)	10.10	11.25	21,667	0.97	(b)	3.83	413
03/31/2002	(0.70)	9.42	5.42	5,262	0.96	(b)	4.11	373
03/31/2001	(0.82)	9.61	11.43	2,747	0.98	(b)	5.63	422
Class B
03/31/2005	(0.40)	10.00	3.69	10,297	1.70		1.56	245
03/31/2004	(0.34)	10.03	2.79	12,916	1.71	(c)	1.83	577
03/31/2003	(0.29)	10.10	10.42	13,538	1.72	(c)	3.26	413
03/31/2002	(0.63)	9.42	4.63	6,586	1.71	(c)	3.43	373
03/31/2001	(0.75)	9.61	10.60	5,243	1.73	(c)	4.90	422
Class C
03/31/2005	(0.40)	10.00	3.69	17,563	1.70		1.56	245
03/31/2004	(0.34)	10.03	2.79	19,194	1.71	(c)	1.82	577
03/31/2003	(0.29)	10.10	10.42	18,317	1.72	(c)	3.23	413
03/31/2002	(0.63)	9.42	4.63	6,890	1.71	(c)	3.41	373
03/31/2001	(0.75)	9.61	10.60	5,208	1.73	(c)	4.92	422

GNMA Fund

Class A
03/31/2005	$(0.33)	$11.01	2.31%	$71,610	0.90%		1.80%	1209%
03/31/2004	(0.37)	11.09	3.75	77,650	0.92	(g)	0.94	1409
03/31/2003	(0.48)	11.05	8.17	92,680	0.95	(i)	1.69	763
03/31/2002	(0.58)	10.67	7.92	31,836	1.01	(d)	2.32	1292
11/30/2000 - 03/31/2001	(0.21)	10.44	5.68	11	0.65	*(f)	6.11 *	808
Class B
03/31/2005	(0.25)	11.01	1.55	45,546	1.65		1.04	1209
03/31/2004	(0.29)	11.09	2.98	54,895	1.67	(h)	0.18	1409
03/31/2003	(0.40)	11.05	7.35	68,749	1.70	(i)	0.92	763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.62	13,063	1.76	*(e)	1.41 *	1292
Class C
03/31/2005	(0.25)	11.01	1.55	49,158	1.65		1.03	1209
03/31/2004	(0.29)	11.09	2.99	62,603	1.67	(h)	0.20	1409
03/31/2003	(0.40)	11.05	7.35	89,530	1.70	(i)	0.93	763
05/31/2001 - 03/31/2002	(0.39)	10.67	6.66	17,521	1.76	*(e)	1.45 *	1292

High Yield Fund

Class A
03/31/2005	$(0.64)	$9.70	6.87%	$996,647	0.90%		6.49%	62%
03/31/2004	(0.65)	9.69	16.62	1,252,991	0.90		6.76	105
03/31/2003	(0.71)	8.90	5.18	960,993	0.90		7.99	129
03/31/2002	(0.75)	9.19	0.67	539,679	0.90		7.81	96
03/31/2001	(0.87)	9.88	5.44	262,572	0.90		8.60	53

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(f)	The accrual of expenses reflect Advisory fees of 0.25% and Administrative fees of 0.40%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(i)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(j)	Ratio of expenses to average net assets excluding interest expense is 1.70%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  85

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income** (a)	Net Realized/ Unrealized Gain (Loss) on Investments** (a)	Total Income from Net Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
High Yield Fund (Cont.)

Class B
03/31/2005	$9.69	$0.56	$0.01	$0.57	$(0.56)	$0.00	$0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00	0.00
03/31/2002	9.88	0.68	(0.69)	(0.01)	(0.68)	0.00	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00	0.00
Class C
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00	0.00
03/31/2002	9.88	0.67	(0.68)	(0.01)	(0.68)	0.00	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00	0.00

Investment Grade Corporate Bond Fund

Class A
07/30/2004 - 03/31/2005	$10.47	$0.25	$0.12	$0.37	$(0.26)	$(0.20)	$0.00
Class C
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)	0.00

Long-Term U.S. Government Fund

Class A
03/31/2005	$11.35	$0.30	$(0.22)	$0.08	$(0.31)	$(0.35)	$0.00
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)	0.00
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)	0.00
03/31/2002	10.65	0.62	(0.39)	0.23	(0.62)	(0.30)	0.00
03/31/2001	9.79	0.34	1.09	1.43	(0.57)	0.00	0.00
Class B
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)	0.00
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)	0.00
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)	0.00
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)	0.00
03/31/2001	9.79	0.65	0.71	1.36	(0.50)	0.00	0.00
Class C
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)	0.00
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)	0.00
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)	0.00
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)	0.00
03/31/2001	9.79	0.92	0.44	1.36	(0.50)	0.00	0.00

Low Duration Fund

Class A
03/31/2005	$10.31	$0.16	$(0.12)	$0.04	$(0.18)	$(0.06)	$0.00
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)	0.00
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)	0.00
03/31/2002	10.03	0.46	0.07	0.53	(0.49)	(0.01)	0.00
03/31/2001	9.81	0.60	0.25	0.85	(0.63)	0.00	0.00
Class B
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)	0.00
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)	0.00
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)	0.00
03/31/2002	10.03	0.39	0.06	0.45	(0.41)	(0.01)	0.00
03/31/2001	9.81	0.53	0.24	0.77	(0.55)	0.00	0.00
Class C
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)	0.00
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)	0.00
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)	0.00
03/31/2002	10.03	0.40	0.08	0.48	(0.44)	(0.01)	0.00
03/31/2001	9.81	0.55	0.25	0.80	(0.58)	0.00	0.00

86  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets**	Portfolio Turnover Rate
High Yield Fund (Cont.)

Class B
03/31/2005	$(0.56)	$9.70	6.08%	$646,112	1.65%		5.73%	62%
03/31/2004	(0.58)	9.69	15.76	771,174	1.65		6.02	105
03/31/2003	(0.64)	8.90	4.40	577,476	1.65		7.27	129
03/31/2002	(0.68)	9.19	(0.07)	447,674	1.65		7.13	96
03/31/2001	(0.80)	9.88	4.66	327,367	1.65		7.89	53
Class C
03/31/2005	(0.56)	9.70	6.08	909,031	1.65		5.74	62
03/31/2004	(0.58)	9.69	15.76	1,159,797	1.65		6.01	105
03/31/2003	(0.64)	8.90	4.39	831,310	1.65		7.26	129
03/31/2002	(0.68)	9.19	(0.07)	537,595	1.65		7.12	96
03/31/2001	(0.80)	9.88	4.66	373,530	1.65		7.89	53

Investment Grade Corporate Bond Fund

Class A
07/30/2004 - 03/31/2005	$(0.46)	$10.38	3.49%	$2,599	0.90	%*	3.63%*	57%
Class C
07/30/2004 - 03/31/2005	(0.41)	10.38	2.95	1,385	1.65	*	2.82 *	57

Long-Term U.S. Government Fund

Class A
03/31/2005	$(0.66)	$10.77	0.77%	$124,471	0.90%		2.76%	321%
03/31/2004	(0.59)	11.35	7.69	138,097	0.91	(b)	3.21	588
03/31/2003	(0.91)	11.12	21.25	155,096	0.90		3.99	427
03/31/2002	(0.92)	9.96	2.11	110,780	0.92	(b)	5.93	682
03/31/2001	(0.57)	10.65	15.07	79,477	0.97	(b)	3.39	1046
Class B
03/31/2005	(0.57)	10.77	0.02	60,124	1.65		2.02	321
03/31/2004	(0.51)	11.35	6.89	83,819	1.66	(c)	2.47	588
03/31/2003	(0.82)	11.12	20.35	114,830	1.65		3.18	427
03/31/2002	(0.84)	9.96	1.35	67,302	1.67	(c)	5.18	682
03/31/2001	(0.50)	10.65	14.22	54,374	1.70	(c)	6.43	1046
Class C
03/31/2005	(0.57)	10.77	0.02	41,824	1.65		2.02	321
03/31/2004	(0.51)	11.35	6.89	49,262	1.66	(c)	2.47	588
03/31/2003	(0.82)	11.12	20.35	65,379	1.65		3.17	427
03/31/2002	(0.84)	9.96	1.33	41,830	1.67	(c)	5.18	682
03/31/2001	(0.50)	10.65	14.24	35,675	1.71	(c)	9.04	1046

Low Duration Fund

Class A
03/31/2005	$(0.24)	$10.11	0.43%	$1,904,647	0.90%		1.61%	278%
03/31/2004	(0.25)	10.31	2.26	2,093,152	0.90		1.53	247
03/31/2003	(0.48)	10.33	7.56	1,987,140	0.90		2.88	218
03/31/2002	(0.50)	10.06	5.41	829,238	0.90		4.47	569
03/31/2001	(0.63)	10.03	8.93	273,994	0.96	(b)	6.07	348
Class B
03/31/2005	(0.16)	10.11	(0.32)	450,456	1.65		0.86	278
03/31/2004	(0.18)	10.31	1.50	558,429	1.65		0.78	247
03/31/2003	(0.40)	10.33	6.76	542,652	1.65		2.12	218
03/31/2002	(0.42)	10.06	4.63	203,092	1.65		3.83	569
03/31/2001	(0.55)	10.03	8.12	88,585	1.71	(c)	5.32	348
Class C
03/31/2005	(0.19)	10.11	(0.07)	935,536	1.40		1.10	278
03/31/2004	(0.20)	10.31	1.75	1,251,266	1.40		1.03	247
03/31/2003	(0.43)	10.33	7.03	1,220,084	1.40		2.35	218
03/31/2002	(0.45)	10.06	4.89	429,436	1.40		3.94	569
03/31/2001	(0.58)	10.03	8.39	119,062	1.46	(d)	5.58	348

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.40%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  87

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income** (a)	Net Realized/ Unrealized Gain (Loss) on Investments** (a)	Total Income from Net Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Money Market Fund

Class A
03/31/2005	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00	$0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00	0.00
Class B
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2002	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00
03/31/2001	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
Class C
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00	0.00

Short-Term Fund

Class A
03/31/2005	$10.07	$0.13	$(0.02)	$0.11	$(0.14)	$(0.03)	$0.00
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)	0.00
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)	0.00
03/31/2002	10.03	0.31	0.06	0.37	(0.38)	(0.02)	0.00
03/31/2001	9.95	0.60	0.10	0.70	(0.60)	(0.02)	0.00
Class B
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)	0.00
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)	0.00
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)	0.00
03/31/2002	10.03	0.28	0.01	0.29	(0.30)	(0.02)	0.00
03/31/2001	9.95	0.53	0.10	0.63	(0.53)	(0.02)	0.00
Class C
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)	0.00
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)	0.00
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)	0.00
03/31/2002	10.03	0.27	0.07	0.34	(0.35)	(0.02)	0.00
03/31/2001	9.95	0.57	0.10	0.67	(0.57)	(0.02)	0.00

Total Return Mortgage Fund

Class A
03/31/2005	$10.83	$0.23	$0.06	$0.29	$(0.27)	$(0.23)	$0.00
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)	0.00
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)	0.00
03/31/2002	10.42	0.41	0.35	0.76	(0.43)	(0.40)	0.00
07/31/2000 - 03/31/2001	10.02	0.39	0.57	0.96	(0.38)	(0.18)	0.00
Class B
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)	0.00
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)	0.00
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)	0.00
03/31/2002	10.42	0.31	0.43	0.74	(0.41)	(0.40)	0.00
07/31/2000 - 03/31/2001	10.02	0.34	0.59	0.93	(0.35)	(0.18)	0.00
Class C
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)	0.00
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)	0.00
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)	0.00
03/31/2002	10.42	0.31	0.37	0.68	(0.35)	(0.40)	0.00
07/31/2000 - 03/31/2001	10.02	0.34	0.61	0.95	(0.37)	(0.18)	0.00

88  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets**		Portfolio Turnover Rate
Money Market Fund

Class A
03/31/2005	$(0.01)	$1.00	1.12%	$95,033	0.62	%(k)(l)	1.08%		N/A
03/31/2004	0.00	1.00	0.48	71,204	0.65		0.47		N/A
03/31/2003	(0.01)	1.00	1.08	83,840	0.62	(i)	1.03		N/A
03/31/2002	(0.03)	1.00	2.65	46,077	0.60		2.59		N/A
03/31/2001	(0.06)	1.00	5.94	58,940	0.60		5.85		N/A
Class B
03/31/2005	(0.01)	1.00	0.71	57,408	1.03	(k)(m)	0.64		N/A
03/31/2004	0.00	1.00	0.05	57,215	1.08	(d)	0.05		N/A
03/31/2003	0.00	1.00	0.25	82,262	1.43	(i)(c)	0.19		N/A
03/31/2002	(0.02)	1.00	1.73	39,283	1.50		1.63		N/A
03/31/2001	(0.05)	1.00	5.02	38,286	1.50		4.87		N/A
Class C
03/31/2005	(0.01)	1.00	1.12	92,016	0.62	(k)(l)	1.01		N/A
03/31/2004	0.00	1.00	0.48	85,956	0.65		0.47		N/A
03/31/2003	(0.01)	1.00	1.08	128,687	0.62	(i)	1.04		N/A
03/31/2002	(0.03)	1.00	2.65	80,530	0.60		2.71		N/A
03/31/2001	(0.06)	1.00	5.94	108,549	0.60		5.77		N/A

Short-Term Fund

Class A
03/31/2005	$(0.17)	$10.01	1.10%	$521,189	0.85	%(j)	1.32%		356%
03/31/2004	(0.14)	10.07	1.64	801,886	0.90		1.08		268
03/31/2003	(0.27)	10.04	3.18	923,383	0.86	(i)	2.42		77
03/31/2002	(0.40)	10.00	3.68	756,465	0.92	(g)	3.07		131
03/31/2001	(0.62)	10.03	7.23	84,342	1.41	(g)	6.02		121
Class B
03/31/2005	(0.09)	10.01	0.35	32,842	1.60	(j)	0.60		356
03/31/2004	(0.06)	10.07	0.89	32,626	1.65		0.31		268
03/31/2003	(0.20)	10.04	2.42	28,014	1.61	(i)	1.62		77
03/31/2002	(0.32)	10.00	2.93	11,277	1.74	(h)	2.82		131
03/31/2001	(0.55)	10.03	6.44	6,954	2.15	(h)	5.27		121
Class C
03/31/2005	(0.14)	10.01	0.80	265,718	1.15	(j)	1.02		356
03/31/2004	(0.11)	10.07	1.34	393,059	1.20		0.77		268
03/31/2003	(0.24)	10.04	2.87	408,817	1.16	(i)	2.08		77
03/31/2002	(0.37)	10.00	3.37	254,809	1.22	(b)	2.71		131
03/31/2001	(0.59)	10.03	6.91	23,961	1.70	(b)	5.71		121

Total Return Mortgage Fund

Class A
03/31/2005	$(0.50)	$10.62	2.68%	$30,797	0.90%		2.16%		824%
03/31/2004	(0.39)	10.83	4.48	31,673	0.95	(e)	1.36		993
03/31/2003	(0.53)	10.75	9.04	33,435	0.90		1.91		844
03/31/2002	(0.83)	10.35	7.43	7,010	0.90		3.88		1193
07/31/2000 - 03/31/2001	(0.56)	10.42	10.58	769	0.90	*	5.68	*	848
Class B
03/31/2005	(0.42)	10.62	1.91	17,104	1.65		1.40		824
03/31/2004	(0.31)	10.83	3.69	18,755	1.70	(f)	0.63		993
03/31/2003	(0.45)	10.75	8.27	18,464	1.65		1.23		844
03/31/2002	(0.81)	10.35	6.61	5,787	1.65		2.92		1193
07/31/2000 - 03/31/2001	(0.53)	10.42	9.95	816	1.65	*	4.89	*	848
Class C
03/31/2005	(0.42)	10.62	1.91	23,596	1.65		1.41		824
03/31/2004	(0.31)	10.83	3.70	26,661	1.70	(f)	0.57		993
03/31/2003	(0.45)	10.75	8.23	36,233	1.65		1.19		844
03/31/2002	(0.75)	10.35	6.62	9,585	1.65		2.91		1193
07/31/2000 - 03/31/2001	(0.55)	10.42	9.94	1,908	1.65	*	4.94	*	848

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.15%.
(c)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.
(d)	If the administrator did not waive the administrative fees and a portion of servicing and distribution fees, the ratio of expenses to average net assets would have been 1.55%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(i)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(j)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12-b-1 Fees, respectively.
(k)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(l)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(m)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  89

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund
Assets:

Investments, at value	$1,007,847	$2,482,904	$973,129	$1,405,114	$1,964,155	$185,072	$895,258
Repurchase agreements, at value	0	0	0	0	0	0	0
Cash	2,078	106	615	188	443	19	331
Foreign currency, at value	5,699	0	1,746	11,272	21,472	2,682	0
Receivable for investments sold	310	514,927	1,597	81,043	113,180	3,853	211,021
Receivable for investments sold on delayed delivery basis	0	0	0	877	245,496	6,333	0
Unrealized appreciation on forward foreign currency contracts	3,521	1,631	635	3,531	32,374	2,691	0
Receivable for Fund shares sold	2,630	18,112	13,202	17,889	10,419	677	635
Interest and dividends receivable	14,914	25,108	5,250	11,063	26,821	2,406	1,430
Variation margin receivable	369	86	0	2,254	4,552	886	81
Manager reimbursement receivable	0	0	11	3	0	0	0
Swap premiums paid	2,431	221	5,694	3,128	13,340	963	316
Unrealized appreciation on swap agreements	1,746	12,033	1,413	5,959	12,283	864	103
Other assets	0	0	0	0	0	0	0

	1,041,545	3,055,128	1,003,292	1,542,321	2,444,535	206,446	1,109,175

Liabilities:

Payable for investments purchased	$3,507	$2,157	$11,410	$48,437	$78,040	$103	$452,435
Payable for investments purchased on delayed delivery basis	0	920,296	11,087	111,154	126,552	15,270	0
Unrealized depreciation on forward foreign currency contracts	326	1,102	31	23,957	232	38	0
Payable for short sales	0	0	0	876	277,357	6,880	57,021
Overdraft due to Custodian	0	0	0	0	0	0	0
Written options outstanding	548	0	421	226	1,998	220	225
Payable for Fund shares redeemed	1,199	12,195	2,240	1,407	3,967	213	1,165
Dividends payable	1,099	789	190	244	403	52	109
Accrued investment advisory fee	405	833	224	256	390	38	126
Accrued administration fee	286	829	216	311	500	53	148
Accrued distribution fee	36	141	6	49	102	18	0
Accrued servicing fee	27	147	50	70	138	12	98
Variation margin payable	0	0	0	0	1,181	462	54
Swap premiums received	44	15	1	9,419	21,130	1,420	96
Unrealized depreciation on swap agreements	480	71	2,317	1,697	23,424	3,321	244
Other liabilities	0	325	0	0	6	1	0

	7,957	938,900	28,193	198,103	535,420	28,101	511,721

Net Assets	$1,033,588	$2,116,228	$975,099	$1,344,218	$1,909,115	$178,345	$597,454

Net Assets Consist of:

Paid in capital	$1,018,394	$2,044,304	$978,736	$1,349,834	$1,856,487	$174,593	$600,265
Undistributed (overdistributed) net investment income	(3,449)	30,742	(1,359)	12,342	(140,052)	(6,469)	661
Accumulated undistributed net realized gain (loss)	(61)	(18,796)	33	(2,029)	(1,588)	(153)	606
Net unrealized appreciation (depreciation)	18,704	59,978	(2,311)	(15,929)	194,268	10,374	(4,078)

	$1,033,588	$2,116,228	$975,099	$1,344,218	$1,909,115	$178,345	$597,454

Net Assets:

Class A	$48,046	$264,866	$178,925	$184,720	$282,335	$23,686	$71,610
Class B	16,127	70,635	0	0	48,615	10,297	45,546
Class C	42,756	141,260	29,102	81,609	92,793	17,563	49,158
Other Classes	926,659	1,639,467	767,072	1,077,889	1,485,372	126,799	431,140

Shares Issued and Outstanding:

Class A	4,419	25,026	17,589	17,060	26,732	2,370	6,504
Class B	1,483	6,674	0	0	4,603	1,030	4,137
Class C	3,933	13,347	2,861	7,537	8,786	1,757	4,465

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$10.87	$10.58	$10.17	$10.83	$10.56	$10.00	$11.01
Class B	10.87	10.58	0.00	0.00	10.56	10.00	11.01
Class C	10.87	10.58	10.17	10.83	10.56	10.00	11.01

Cost of Investments Owned	$993,934	$2,435,083	$975,126	$1,407,051	$1,791,452	$174,977	$899,137

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$5,723	$0	$1,747	$11,428	$21,771	$2,718	$0

90  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands, except per share amounts	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
Assets:

Investments, at value	$6,415,521	$34,552	$805,527	$12,595,890	$386,691	$4,451,506	$1,049,831
Repurchase agreements, at value	0	0	212,002	1,775,000	71,083	538,800	0
Cash	0	0	120	0	0	0	177
Foreign currency, at value	17,252	62	0	12,774	0	112	0
Receivable for investments sold	83,577	1,033	55	67,369	0	1,959	342,874
Receivable for investments sold on delayed delivery basis	36,964	0	34,373	0	0	268,994	1,000
Unrealized appreciation on forward foreign currency contracts	12,442	18	0	13,916	0	22	0
Receivable for Fund shares sold	25,127	37	17,814	49,290	2,310	13,388	881
Interest and dividends receivable	123,671	497	3,751	32,250	61	16,430	1,641
Variation margin receivable	3,331	47	9,377	7,115	0	11,262	59
Manager reimbursement receivable	0	0	0	0	0	0	0
Swap premiums paid	774	2	0	1,251	0	176	1,019
Unrealized appreciation on swap agreements	18,954	93	0	14,055	0	1,196	83
Other assets	700	0	0	0	0	224	0

	6,738,313	36,341	1,083,019	14,568,910	460,145	5,304,069	1,397,565

Liabilities:

Payable for investments purchased	$10,842	$0	$0	$777,752	$0	$651,238	$646,618
Payable for investments purchased on delayed delivery basis	63,248	319	132,029	0	0	161,738	1,002
Unrealized depreciation on forward foreign currency contracts	2,908	4	0	3,594	0	808	0
Payable for short sales	0	0	0	0	0	170,504	112,441
Overdraft due to Custodian	5,798	365	0	10,355	0	27	0
Written options outstanding	986	14	1,505	0	0	2,288	133
Payable for Fund shares redeemed	39,737	87	1,572	58,041	837	67,854	530
Dividends payable	9,196	18	135	4,185	55	1,268	65
Accrued investment advisory fee	1,457	8	184	2,932	37	917	134
Accrued administration fee	1,858	9	213	2,779	83	813	156
Accrued distribution fee	1,180	1	118	772	22	226	2
Accrued servicing fee	666	1	49	858	18	187	62
Variation margin payable	0	0	6,018	253	0	9,061	0
Swap premiums received	11,721	110	0	0	0	1,280	77
Unrealized depreciation on swap agreements	2,132	1	0	4,394	0	1,280	136
Other liabilities	9	0	81	0	0	0	0

	151,738	937	141,904	865,915	1,052	1,069,489	761,356

Net Assets	$6,586,575	$35,404	$941,115	$13,702,995	$459,093	$4,234,580	$636,209

Net Assets Consist of:

Paid in capital	$6,710,043	$35,588	$943,423	$13,844,824	$459,068	$4,242,673	$640,656
Undistributed (overdistributed) net investment income	(33,786)	29	1,461	(38,801)	31	12,275	598
Accumulated undistributed net realized gain (loss)	(305,959)	76	(2,863)	16,549	(7)	(12,993)	(2,921)
Net unrealized appreciation (depreciation)	216,277	(289)	(906)	(119,577)	1	(7,375)	(2,124)

	$6,586,575	$35,404	$941,115	$13,702,995	$459,093	$4,234,580	$636,209

Net Assets:

Class A	$996,147	$2,599	$124,471	$1,904,647	$95,033	$521,189	$30,797
Class B	646,112	0	60,124	450,456	57,408	32,842	17,104
Class C	909,031	1,385	41,824	935,536	92,016	265,718	23,596
Other Classes	4,035,285	31,420	714,696	10,412,356	214,636	3,414,831	564,712

Shares Issued and Outstanding:

Class A	102,681	250	11,558	188,451	95,033	52,052	2,899
Class B	66,601	0	5,583	44,569	57,408	3,280	1,610
Class C	93,702	133	3,884	92,564	92,016	26,538	2,221

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$9.70	$10.38	$10.77	$10.11	$1.00	$10.01	$10.62
Class B	9.70	0.00	10.77	10.11	1.00	10.01	10.62
Class C	9.70	10.38	10.77	10.11	1.00	10.01	10.62

Cost of Investments Owned	$6,203,317	$34,793	$801,892	$12,626,881	$386,691	$4,452,196	$1,051,723

Cost of Repurchase Agreements Owned	$0	$0	$212,002	$1,775,000	$71,083	$538,800	$0

Cost of Foreign Currency Held	$17,277	$62	$0	$12,785	$0	$112	$0

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time the shares are held.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  91

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund*	Foreign Bond Fund (Unhedged)**	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (U.S. Dollar- Hedged)	GNMA Fund
Investment Income:

Interest, net of foreign taxes	$50,734	$82,958	$7,619	$10,061	$55,159	$5,679	$13,339
Dividends	143	568	36	17	200	23	13
Miscellaneous income	23	0	112	2	66	7	0

Total Income	50,900	83,526	7,767	10,080	55,425	5,709	13,352

Expenses:

Investment advisory fees	4,000	7,360	693	899	4,078	438	1,206
Administration fees	2,822	7,446	690	1,079	5,310	613	1,491
Distribution fees - Class B	67	503	0	0	372	83	0
Distribution fees - Class C	228	965	19	165	770	138	0
Servicing fees - Class A	81	593	141	107	664	73	190
Servicing fees - Class B	22	168	0	0	124	28	497
Servicing fees - Class C	76	321	16	55	257	46	548
Distribution and/or servicing fees - Other Classes	51	466	29	63	616	0	23
Trustees’ fees	2	4	1	1	4	0	1
Organization costs	0	0	22	20	0	0	0
Interest expense	0	18	0	0	10	0	5
Miscellaneous expense	14	5	1	2	4	0	0

Total Expenses	7,363	17,849	1,612	2,391	12,209	1,419	3,961

Reimbursement by Manager	0	0	(11)	(3)	0	0	0

Net Expenses	7,363	17,849	1,601	2,388	12,209	1,419	3,961

Net Investment Income	43,537	65,677	6,166	7,692	43,216	4,290	9,391

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	461	24,850	73	2,277	7,522	115	4,246
Net realized gain on futures contracts, options and swaps	5,685	12,292	932	4,237	9,840	3,031	155
Net realized gain (loss) on foreign currency transactions	(5,184)	5,385	(380)	10,416	(43,640)	(3,137)	0
Net change in unrealized appreciation (depreciation) on investments	2,883	(6,743)	(1,997)	(1,854)	12,345	(363)	(4,320)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	951	6,048	(948)	6,386	29,023	690	(90)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	2,554	(215)	636	(20,461)	36,496	3,165	0

Net Gain (Loss)	7,350	41,617	(1,684)	1,001	51,586	3,501	(9)

Net Increase in Net Assets Resulting from Operations	$50,887	$107,294	$4,482	$8,693	$94,802	$7,791	$9,382

92  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund
Investment Income:

Interest, net of foreign taxes	$512,519	$1,430	$27,004	$355,995	$7,057	$99,692	$9,325
Dividends	3,160	13	0	3,973	0	0	6
Miscellaneous income	1,826	0	0	47	0	237	0

Total Income	517,505	1,443	27,004	360,015	7,057	99,929	9,331

Expenses:

Investment advisory fees	17,549	78	1,848	35,842	578	11,282	726
Administration fees	22,510	80	2,208	34,327	1,304	10,895	983
Distribution fees - Class B	5,335	0	512	3,880	538	282	0
Distribution fees - Class C	7,806	2	324	5,547	0	1,009	0
Servicing fees - Class A	2,857	2	321	5,069	87	1,619	76
Servicing fees - Class B	1,778	0	171	1,293	179	90	177
Servicing fees - Class C	2,602	1	108	2,773	99	807	242
Distribution and/or servicing fees - Other Classes	2,758	4	322	2,781	27	1,821	278
Trustees’ fees	19	0	2	38	1	12	1
Organization costs	0	0	0	0	0	0	0
Interest expense	6	0	7	0	2	0	3
Miscellaneous expense	17	0	10	33	1	10	1

Total Expenses	63,237	167	5,833	91,583	2,816	27,827	2,487

Reimbursement by Manager	0	0	0	0	(345)	0	0

Net Expenses	63,237	167	5,833	91,583	2,471	27,827	2,487

Net Investment Income	454,268	1,276	21,171	268,432	4,586	72,102	6,844

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	116,221	134	(1,529)	10,360	(7)	(4,779)	(896)
Net realized gain on futures contracts, options and swaps	14,636	6	14,838	21,576	0	17,555	709
Net realized gain (loss) on foreign currency transactions	11,499	(11)	0	2,183	0	1,426	0
Net change in unrealized appreciation (depreciation) on investments	(126,994)	(1,121)	(18,624)	(110,534)	0	(10,516)	(3,356)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	1,108	(58)	(9,662)	(108,493)	0	(11,798)	(137)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	1,852	6	0	5,461	0	(523)	0

Net Gain (Loss)	18,322	(1,044)	(14,977)	(179,447)	(7)	(8,635)	(3,680)

Net Increase in Net Assets Resulting from Operations	$472,590	$232	$6,194	$88,985	$4,579	$63,467	$3,164

*	Inception date was July 30, 2004.
**	Inception date was April 30, 2004.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  93

Statements of Changes in Net Assets

	Diversified Income Fund		Emerging Markets Bond Fund		Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)
Amounts in thousands	Year Ended March 31, 2005	Period from July 31, 2003 to March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Period from July 30, 2004 to March 31, 2005	Period from April 30, 2004 to March 31, 2005	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$43,537	$8,730	$65,677	$46,336	$6,166	$7,692	$43,216	$45,948
Net realized gain (loss)	962	1,617	42,527	131,955	625	16,930	(26,278)	39,442
Net change in unrealized appreciation (depreciation)	6,388	12,314	(910)	29,736	(2,309)	(15,929)	77,864	(38,687)

Net increase resulting from operations	50,887	22,661	107,294	208,027	4,482	8,693	94,802	46,703

Distributions to Shareholders:

From net investment income
Class A	(1,515)	(246)	(10,155)	(8,184)	(1,714)	(777)	(5,725)	(6,272)
Class B	(348)	(41)	(2,368)	(2,233)	0	0	(699)	(1,094)
Class C	(1,203)	(180)	(4,537)	(3,819)	(183)	(233)	(1,450)	(2,073)
Other Classes	(41,906)	(8,702)	(55,740)	(36,017)	(6,201)	(6,599)	(30,480)	(33,146)
From net realized capital gains
Class A	(150)	(8)	(9,051)	(19,537)	(6)	(712)	(7,863)	(4,804)
Class B	(44)	(2)	(2,510)	(6,049)	0	0	(1,379)	(1,151)
Class C	(139)	(8)	(4,838)	(10,986)	(1)	(367)	(2,841)	(2,253)
Other Classes	(3,568)	(297)	(51,876)	(69,271)	(13)	(5,622)	(37,836)	(22,294)

Total Distributions	(48,873)	(9,484)	(141,075)	(156,096)	(8,118)	(14,310)	(88,273)	(73,087)

Fund Share Transactions:

Receipts for shares sold
Class A	32,100	25,272	144,136	289,716	224,894	195,368	131,904	203,475
Class B	13,020	5,233	18,647	55,798	0	0	9,327	19,003
Class C	27,339	22,419	47,190	123,297	31,306	85,167	29,288	60,221
Other Classes	434,512	694,975	1,391,354	1,315,898	781,595	1,133,621	725,053	697,992
Issued as reinvestment of distributions
Class A	1,274	191	14,356	19,624	1,248	1,062	11,232	9,023
Class B	168	23	3,603	6,103	0	0	1,588	1,703
Class C	907	125	6,911	10,912	124	431	3,580	3,516
Other Classes	34,044	7,119	103,261	94,281	6,121	11,709	62,291	50,816
Cost of shares redeemed
Class A	(10,173)	(845)	(143,666)	(146,099)	(47,372)	(10,038)	(107,442)	(169,629)
Class B	(1,852)	(511)	(22,412)	(30,068)	0	0	(17,057)	(19,624)
Class C	(7,696)	(662)	(50,997)	(47,378)	(2,266)	(3,575)	(51,298)	(45,362)
Other Classes	(239,194)	(19,399)	(817,141)	(1,039,633)	(16,919)	(63,962)	(475,256)	(537,444)
Net increase (decrease) resulting from Fund share transactions	284,449	733,940	695,242	652,451	978,731	1,349,783	323,210	273,690
Fund Redemption Fee	8	0	51	0	4	52	48	0

Total Increase (Decrease) in Net Assets	286,471	747,117	661,512	704,382	975,099	1,344,218	329,787	247,306

Net Assets:
Beginning of period	747,117	0	1,454,716	750,334	0	0	1,579,328	1,332,022

End of period *	$1,033,588	$747,117	$2,116,228	$1,454,716	$975,099	$1,344,218	$1,909,115	$1,579,328

* Including undistributed (overdistributed) net investment income of:	$(3,449)	$217	$30,742	$45,655	$(1,359)	$12,342	$(140,052)	$(68,059)

94  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund		Investment Grade Corporate Bond Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$4,290	$4,502	$9,391	$2,436	$454,268	$501,442	$1,276	$1,367
Net realized gain (loss)	9	6,660	4,401	8,187	142,356	203,499	129	892
Net change in unrealized appreciation (depreciation)	3,492	(5,453)	(4,410)	278	(124,034)	388,174	(1,173)	719

Net increase resulting from operations	7,791	5,709	9,382	10,901	472,590	1,093,115	232	2,978

Distributions to Shareholders:

From net investment income
Class A	(600)	(654)	(1,677)	(1,790)	(74,988)	(85,464)	(27)	0
Class B	(143)	(240)	(716)	(973)	(41,368)	(45,522)	0	0
Class C	(239)	(352)	(786)	(1,180)	(60,543)	(69,057)	(9)	0
Other Classes	(2,842)	(3,106)	(8,160)	(3,165)	(283,283)	(309,179)	(1,235)	(1,361)
From net realized capital gains
Class A	(761)	(472)	(608)	(666)	0	0	(24)	0
Class B	(280)	(226)	(385)	(616)	0	0	0	0
Class C	(464)	(346)	(425)	(725)	0	0	(7)	0
Other Classes	(3,094)	(1,555)	(3,232)	(1,193)	0	0	(619)	(729)

Total Distributions	(8,423)	(6,951)	(15,989)	(10,308)	(460,182)	(509,222)	(1,921)	(2,090)

Fund Share Transactions:

Receipts for shares sold
Class A	13,339	22,309	20,668	52,197	385,964	1,113,510	3,007	0
Class B	2,334	5,339	5,456	13,710	61,203	284,599	0	0
Class C	6,434	12,159	8,809	24,194	136,691	589,923	1,540	0
Other Classes	22,133	32,989	405,750	256,706	2,262,109	4,765,508	23,268	29,759
Issued as reinvestment of distributions
Class A	1,025	890	1,903	1,948	49,469	53,098	39	0
Class B	330	317	749	1,095	21,161	22,914	0	0
Class C	534	530	918	1,428	35,947	40,948	14	0
Other Classes	5,348	4,511	11,014	3,906	236,657	245,521	1,646	1,918
Cost of shares redeemed
Class A	(16,886)	(18,270)	(28,038)	(69,338)	(693,318)	(973,230)	(369)	0
Class B	(5,221)	(6,160)	(15,151)	(28,790)	(208,073)	(171,400)	0	0
Class C	(8,543)	(11,621)	(22,683)	(52,659)	(424,134)	(388,044)	(137)	0
Other Classes	(15,676)	(36,408)	(195,930)	(145,869)	(2,690,110)	(4,578,273)	(22,996)	(24,580)
Net increase (decrease) resulting from Fund share transactions	5,151	6,585	193,465	58,528	(826,434)	1,005,074	6,012	7,097
Fund Redemption Fee	4	0	1	0	257	0	6	0

Total Increase (Decrease) in Net Assets	4,523	5,343	186,859	59,121	(813,769)	1,588,967	4,329	7,985

Net Assets:
Beginning of period	173,822	168,479	410,595	351,474	7,400,344	5,811,377	31,075	23,090

End of period *	$178,345	$173,822	$597,454	$410,595	$6,586,575	$7,400,344	$35,404	$31,075

* Including undistributed (overdistributed) net investment income of:	$(6,469)	$(3,226)	$661	$3,519	$(33,786)	$(51,563)	$29	$451

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  95

Statements of Changes in Net Assets (Cont.)

	Long-Term U.S. Government Fund		Low Duration Fund		Money Market Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$21,171	$26,412	$268,432	$246,445	$4,586	$2,311
Net realized gain (loss)	13,309	15,268	34,119	87,891	(7)	35
Net change in unrealized appreciation (depreciation)	(28,286)	9,175	(213,566)	9,189	0	0

Net increase resulting from operations	6,194	50,855	88,985	343,525	4,579	2,346

Distributions to Shareholders:

From net investment income
Class A	(3,618)	(4,946)	(35,646)	(42,853)	(938)	(427)
Class B	(1,418)	(2,569)	(5,183)	(7,268)	(455)	(38)
Class C	(895)	(1,466)	(13,888)	(19,803)	(1,000)	(482)
Other Classes	(15,641)	(18,470)	(234,551)	(238,975)	(2,186)	(1,396)

From net realized capital gains
Class A	(4,146)	(2,861)	(12,612)	(9,644)	0	0
Class B	(2,085)	(1,794)	(3,164)	(2,644)	0	0
Class C	(1,388)	(1,018)	(6,676)	(5,960)	0	0
Other Classes	(17,831)	(9,499)	(66,907)	(46,247)	0	0

Total Distributions	(47,022)	(42,623)	(378,627)	(373,394)	(4,579)	(2,343)

Fund Share Transactions:

Receipts for shares sold
Class A	55,542	91,887	887,395	1,736,011	196,224	458,248
Class B	4,918	17,433	60,388	205,009	82,472	77,992
Class C	13,641	18,322	225,979	610,346	166,969	171,847
Other Classes	482,539	269,726	4,792,622	7,838,028	350,450	680,707

Issued as reinvestment of distributions
Class A	6,622	6,491	38,830	37,715	824	345
Class B	2,462	2,971	5,579	6,503	381	32
Class C	1,559	1,565	12,973	16,234	862	418
Other Classes	33,187	26,757	267,793	255,195	2,294	2,027

Cost of shares redeemed
Class A	(68,588)	(116,746)	(1,074,374)	(1,661,269)	(173,218)	(471,230)
Class B	(26,778)	(52,535)	(163,807)	(194,426)	(82,659)	(103,071)
Class C	(20,037)	(36,627)	(532,546)	(591,914)	(161,769)	(214,998)
Other Classes	(226,258)	(400,660)	(5,322,406)	(5,390,575)	(307,316)	(664,754)
Net increase (decrease) resulting from Fund share transactions	258,809	(171,416)	(801,574)	2,866,857	75,514	(62,437)
Fund Redemption Fee	95	0	68	0	0	0

Total Increase (Decrease) in Net Assets	218,076	(163,184)	(1,091,148)	2,836,988	75,514	(62,434)

Net Assets:
Beginning of period	723,039	886,223	14,794,143	11,957,155	383,579	446,013

End of period *	$941,115	$723,039	$13,702,995	$14,794,143	$459,093	$383,579

* Including undistributed net investment income of:	$1,461	$14,193	$(38,801)	$47,581	$31	$24

96  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Short-Term Fund		Total Return Mortgage Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$72,102	$55,231	$6,844	$3,709
Net realized gain (loss)	14,202	15,767	(187)	7,588
Net change in unrealized appreciation (depreciation)	(22,837)	7,316	(3,493)	133

Net increase resulting from operations	63,467	78,314	3,164	11,430

Distributions to Shareholders:

From net investment income
Class A	(9,089)	(11,737)	(768)	(827)
Class B	(237)	(163)	(311)	(327)
Class C	(3,528)	(4,091)	(425)	(556)
Other Classes	(60,483)	(47,455)	(6,210)	(5,161)

From net realized capital gains
Class A	(1,860)	(723)	(647)	(365)
Class B	(110)	(29)	(367)	(214)
Class C	(922)	(344)	(506)	(353)
Other Classes	(10,885)	(2,602)	(3,650)	(2,068)

Total Distributions	(87,114)	(67,144)	(12,884)	(9,871)

Fund Share Transactions:

Receipts for shares sold
Class A	264,373	750,421	10,686	19,671
Class B	17,542	25,041	2,905	6,118
Class C	61,975	208,558	5,697	12,649
Other Classes	3,673,125	3,853,457	485,959	91,040

Issued as reinvestment of distributions
Class A	7,983	8,985	1,068	885
Class B	218	116	428	358
Class C	2,747	2,577	660	614
Other Classes	63,591	42,890	9,348	6,888

Cost of shares redeemed
Class A	(549,495)	(883,283)	(11,998)	(22,517)
Class B	(17,372)	(20,657)	(4,635)	(6,310)
Class C	(190,302)	(228,048)	(8,908)	(23,051)
Other Classes	(3,330,799)	(2,993,785)	(100,509)	(131,563)
Net increase (decrease) resulting from Fund share transactions	3,586	766,272	390,701	(45,218)
Fund Redemption Fee	60	0	3	0

Total Increase (Decrease) in Net Assets	(20,001)	777,442	380,984	(43,659)

Net Assets:
Beginning of period	4,254,581	3,477,139	255,225	298,884

End of period *	$4,234,580	$4,254,581	$636,209	$255,225

* Including undistributed net investment income of:	$12,275	$3,315	$598	$3,720

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  97

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), 14 of which are presented herein. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the 14 funds. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

98  PIMCO Funds Annual Report  |  03.31.05

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	–	Australian Dollar	MP	–	Mexican Peso
BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
DK	–	Danish Krone	RR	–	Russian Ruble
EC	–	Euro	S$	–	Singapore Dollar
H$	–	Hong Kong Dollar	SR	–	South African Rand
JY	–	Japanese Yen	SV	–	Slovakian Koruna
KW	–	South Korean Won	T$	–	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

03.31.05  |  PIMCO Funds Annual Report  99

Notes to Financial Statements (Cont.)

March 31, 2005

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the High Yield Fund had unfunded loan commitments of $7,495,000.

Bridge Debt Commitments. At the period ended March 31, 2005, the High Yield Fund had $22,226,710 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period, generally within eleven months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in

100  PIMCO Funds Annual Report  |  03.31.05

these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

	Net Investment Income Increase (Decrease) (000s)		Net Investment Income Per Share Increase (Decrease)*
			Class A
Fund Name	2005	2004	2005	2004	2003		2002		2001
Diversified Income Fund	$(1,461)	$(445)	$(0.02)	$(0.02)	$	N/A	$	N/A	$	N/A
Emerging Markets Bond Fund	(6,953)	(3,871)	(0.04)	(0.04)		(0.05)		(0.01)		0.00
Floating Income Fund	(1,935)	N/A	(0.05)	N/A		N/A		N/A		N/A
Foreign Bond Fund (Unhedged)	88	N/A	0.00	N/A		N/A		N/A		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	5,173	5,010	0.03	0.04		0.07		0.00		0.01
Global Bond Fund (U.S. Dollar-Hedged)	489	392	0.03	0.02		0.03		0.01		0.02
GNMA Fund	(27)	0	0.00	0.00		0.00		0.00		0.00
High Yield Fund	(6,019)	(7,096)	(0.01)	(0.01)		(0.02)		0.00		0.00
Investment Grade Corporate Bond Fund	5	7	0.00	N/A		N/A		N/A		N/A
Long-Term U.S. Government Fund	0	(11)	0.00	0.00		0.00		0.00		0.00
Low Duration Fund	(692)	(1,197)	0.00	0.00		0.00		0.00		0.00
Money Market Fund	0	0	0.00	0.00		0.00		0.00		0.00
Short-Term Fund	288	480	0.00	0.00		0.01		0.00		0.00
Total Return Mortgage Fund	(267)	(382)	(0.01)	(0.01)		0.00		0.00		0.00

03.31.05  |  PIMCO Funds Annual Report  101

Notes to Financial Statements (Cont.)

March 31, 2005

	Net Investment Income Per Share Increase (Decrease)*
	Class B								Class C
Fund Name	2005	2004	2003		2002		2001		2005	2004	2003		2002		2001
Diversified Income Fund	$(0.02)	$(0.02)	$	N/A	$	N/A	$	N/A	$(0.02)	$(0.02)	$	N/A	$	N/A	$	N/A
Emerging Markets Bond Fund	(0.04)	(0.04)		(0.05)		(0.01)		0.00	(0.04)	(0.04)		(0.05)		(0.01)		0.00
Floating Income Fund	N/A	N/A		N/A		N/A		N/A	(0.04)	N/A		N/A		N/A		N/A
Foreign Bond Fund (Unhedged)	N/A	N/A		N/A		N/A		N/A	0.00	N/A		N/A		N/A		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.03	0.04		0.07		0.00		0.01	0.03	0.04		0.07		0.00		0.01
Global Bond Fund (U.S. Dollar-Hedged)	0.03	0.02		0.04		0.01		0.02	0.03	0.02		0.04		0.01		0.02
GNMA Fund	0.00	0.00		0.00		0.00		N/A	0.00	0.00		0.00		0.00		N/A
High Yield Fund	(0.01)	(0.01)		(0.02)		0.00		0.00	(0.01)	(0.01)		(0.02)		0.00		0.00
Investment Grade Corporate Bond Fund	N/A	N/A		N/A		N/A		N/A	0.00	N/A		N/A		N/A		N/A
Long-Term U.S. Government Fund	0.00	0.00		0.00		0.00		0.00	0.00	0.00		0.00		0.00		0.00
Low Duration Fund	0.00	0.00		0.00		0.00		0.00	0.00	0.00		0.00		0.00		0.00
Money Market Fund	0.00	0.00		0.00		0.00		0.00	0.00	0.00		0.00		0.00		0.00
Short-Term Fund	0.00	0.00		0.01		0.00		0.00	0.00	0.00		0.01		0.00		0.00
Total Return Mortgage Fund	(0.01)	(0.01)		0.00		0.00		0.00	(0.01)	(0.01)		0.00		0.00		0.00

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B, and C Classes		Class D		Class R
Diversified Income Fund	0.45%		0.30%	N/A	0.45	%(2)	0.45	%(2)	N/A
Emerging Markets Bond Fund	0.45%		0.40%	0.40%	0.55%		0.55%		N/A
Floating Income Fund	0.30%		0.25%	N/A	0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%	N/A	0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%	0.25%	0.45%		0.45%		0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%	0.30%	0.45%		N/A		N/A
GNMA Fund	0.25%		0.25%	N/A	0.40%		0.40%		N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%		0.40%		N/A
Long-Term U.S. Government Fund	0.25%		0.25%	0.25%	0.40%		N/A		N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.40%		0.25%		0.40%
Money Market Fund	0.12	%(1)	0.20%	0.20%	0.35	%(3)(4)	N/A		N/A
Short-Term Fund	0.25%		0.20%	0.20%	0.35	%(3)(5)	0.25%		0.35	%(3)(5)
Total Return Mortgage Fund	0.25%		0.25%	0.25%	0.40%		0.40%		N/A

(1)	Effective October 1, 2004, the investment advisory fee was reduced by 0.03% to an annual rate of 0.12%.
(2)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(3)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(4)	Effective November 7, 2002 through September 30, 2004, the Administrative Fee for the Money Market Fund Class B shares was voluntarily waived by 0.35% per annum by the Administrator.
(5)	Effective December 22, 2004, PIMCO has contractually agreed for the Fund’s current and next fiscal year (ending March 31, 2006) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

102  PIMCO Funds Annual Report  |  03.31.05

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund Name	Holding Period (1)
Floating Income, GNMA, Low Duration, Short-Term and Total Return Mortgage Funds	7 days

Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond and Long-Term U.S. Government Funds

30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration Fund	0.50	0.25
Money Market Fund	—	0.10
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

Effective December 22, 2004, the Distributor has contractually agreed for the current and next fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares.

03.31.05  |  PIMCO Funds Annual Report  103

Notes to Financial Statements (Cont.)

March 31, 2005

For the period ended March 31, 2005, the Distributor received $8,453,942 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Floating Income and Foreign Bond (Unhedged) Funds’ administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Institutional Class	Class A	Class C	Class D
Floating Income Fund	0.55%	0.95%	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	0.95%	1.70%	0.95%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

03/31/2005
Floating Income Fund	$22
Foreign Bond Fund (Unhedged)	20

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Diversified Income Fund	$114,526	$51,002	$630,109	$297,148
Emerging Markets Bond Fund	69,707	70,266	6,776,106	6,162,263
Floating Income Fund	188,354	2,219	638,171	43,839
Foreign Bond Fund (Unhedged)	321,166	249,922	1,325,059	596,892
Foreign Bond Fund (U.S. Dollar-Hedged)	4,459,528	4,413,939	3,301,937	3,423,999
Global Bond Fund (U.S. Dollar-Hedged)	180,508	140,037	223,322	255,227
GNMA Fund	6,550,624	6,188,570	9,170	12,701
High Yield Fund	75,310	74,934	4,049,127	5,003,680
Investment Grade Corporate Bond Fund	635	316	22,926	18,252
Long-Term U.S. Government Fund	1,688,735	1,832,829	126,424	148,556
Low Duration Fund	13,788,132	14,294,835	3,022,086	2,275,529
Short-Term Fund	4,895,913	4,477,844	1,407,765	1,001,330
Total Return Mortgage Fund	3,652,573	3,120,808	133,654	13,259

104  PIMCO Funds Annual Report  |  03.31.05

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (U.S. Dollar-Hedged)
	Premium
Balance at 03/31/2004	$585	$0	$0	$0	$9,019	$781
Sales	1,112	2,583	427	863	2,774	199
Closing Buys	(545)	(133)	(50)	(33)	(8,179)	(431)
Expirations	(658)	(2,450)	0	(512)	(941)	(260)

Balance at 03/31/2005	$494	$0	$377	$318	$2,673	$289

	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Short-Term Fund
	Premium
Balance at 03/31/2004	$867	$24,892	$39	$1,896	$4,378	$9,437
Sales	1,622	4,515	71	2,729	782	211
Closing Buys	(1,500)	(14,419)	(46)	(568)	(5,160)	(3,258)
Expirations	0	(13,258)	(49)	(2,500)	0	(6,221)

Balance at 03/31/2005	$989	$1,730	$15	$1,557	$0	$169

Total Return Mortgage Fund
Premium
Balance at 03/31/2004	$578
Sales	521
Closing Buys	(620)
Expirations	0

Balance at 03/31/2005	$479

6. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Emerging Markets Bond Fund	$0	$23,384
High Yield Fund	516	127,876
Low Duration Fund	108,866	0

03.31.05  |  PIMCO Funds Annual Report  105

Notes to Financial Statements (Cont.)

March 31, 2005

7. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post- October Deferral (4)
Diversified Income Fund	$6,025	$105	$(4,624)	$(6)	$0	$0
Emerging Markets Bond Fund	35,641	28	7,264	0	0	(393)
Floating Income Fund	591	4	(2,210)	(9)	0	0
Foreign Bond Fund (Unhedged)	5,386	6	2,903	(13)	0	(9,159)
Foreign Bond Fund (U.S. Dollar-Hedged)	19,947	0	(133,463)	0	0	0
Global Bond Fund (U.S. Dollar-Hedged)	5,639	423	(11,255)	0	0	(217)
GNMA Fund	678	6	550	0	0	(95)
High Yield Fund	0	0	16,457	0	(322,926)	(22,917)
Investment Grade Corporate Bond Fund	85	0	54	0	0	(80)
Long-Term U.S. Government Fund	1,017	46	(33)	0	0	(3,451)
Low Duration Fund	6,255	0	6,708	0	0	(118,315)
Money Market Fund	31	0	1	0	(3)	(4)
Short-Term Fund	10,683	0	(592)	0	(142)	(17,602)
Total Return Mortgage Fund	291	8	123	0	0	(3,218)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, amortization of swap premiums, and tax straddle deferrals.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs and other tax differences.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2005, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2009	2010	2013
High Yield Fund	$38,338	$284,588	$0
Money Market Fund	0	0	3

106  PIMCO Funds Annual Report  |  03.31.05

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Diversified Income Fund	$994,153	$22,964	$(9,270)	$13,694
Emerging Markets Bond Fund	2,453,520	44,552	(15,168)	29,384
Floating Income Fund	975,142	2,125	(4,138)	(2,013)
Foreign Bond Fund (Unhedged)	1,409,853	2,268	(7,007)	(4,739)
Foreign Bond Fund (U.S. Dollar-Hedged)	1,798,011	172,909	(6,765)	166,144
Global Bond Fund (U.S. Dollar-Hedged)	175,910	10,586	(1,424)	9,162
GNMA Fund	899,208	242	(4,192)	(3,950)
High Yield Fund	6,209,603	289,268	(83,350)	205,918
Investment Grade Corporate Bond Fund	34,795	313	(556)	(243)
Long-Term U.S. Government Fund	1,017,416	6,558	(6,445)	113
Low Duration Fund	14,407,367	23,492	(59,969)	(36,477)
Money Market Fund	457,774	0	0	0
Short-Term Fund	4,990,746	7,991	(8,431)	(440)
Total Return Mortgage Fund	1,051,482	548	(2,199)	(1,651)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to contingent payment debt instruments, interest only basis adjustments, tax straddle deferrals, unamortized premium on convertible bonds, and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital
Diversified Income Fund	$47,772	$1,101	$0
Emerging Markets Bond Fund	134,176	6,899	0
Floating Income Fund	8,118	0	0
Foreign Bond Fund (Unhedged)	14,170	140	0
Foreign Bond Fund (U.S. Dollar-Hedged)	74,355	13,918	0
Global Bond Fund (U.S. Dollar-Hedged)	6,024	2,399	0
GNMA Fund	15,789	200	0
High Yield Fund	460,182	0	0
Investment Grade Corporate Bond Fund	1,656	265	0
Long-Term U.S. Government Fund	34,822	12,200	0
Low Duration Fund	342,268	36,359	0
Money Market Fund	4,579	0	0
Short-Term Fund	76,484	10,630	0
Total Return Mortgage Fund	12,764	120	0

(6)	Includes short-term capital gains.

03.31.05  |  PIMCO Funds Annual Report  107

Notes to Financial Statements (Cont.)

March 31, 2005

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Diversified Income Fund				Emerging Markets Bond Fund				Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2005		Period from 07/31/2003 to 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Period from 07/30/2004 to 03/31/2005		Period from 07/30/2004 to 03/31/2005		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	2,955	$32,100	2,368	$25,272	13,510	$144,136	26,806	$289,716	22,104	$224,894	17,879	$195,368	12,561	$131,904
Class B	1,196	13,020	490	5,233	1,762	18,647	5,181	55,798	0	0	0	0	887	9,327
Class C	2,520	27,339	2,096	22,419	4,423	47,190	11,430	123,297	3,071	31,306	7,824	85,167	2,786	29,288
Other Classes	40,190	434,512	65,266	694,975	131,860	1,391,354	122,328	1,315,898	76,471	781,595	104,360	1,133,621	68,869	725,053

Issued as reinvestment of distributions
Class A	118	1,274	18	191	1,351	14,356	1,871	19,624	122	1,248	96	1,062	1,069	11,232
Class B	16	168	2	23	339	3,603	583	6,103	0	0	0	0	151	1,588
Class C	84	907	12	125	650	6,911	1,042	10,912	12	124	39	431	341	3,580
Other Classes	3,147	34,044	665	7,119	9,691	103,261	8,971	94,281	598	6,121	1,064	11,709	5,929	62,291

Cost of shares redeemed
Class A	(960)	(10,173)	(79)	(845)	(13,915)	(143,666)	(13,558)	(146,099)	(4,637)	(47,372)	(915)	(10,038)	(10,216)	(107,442)
Class B	(173)	(1,852)	(47)	(511)	(2,175)	(22,412)	(2,797)	(30,068)	0	0	0	0	(1,625)	(17,057)
Class C	(718)	(7,696)	(61)	(662)	(4,971)	(50,997)	(4,417)	(47,378)	(222)	(2,266)	(326)	(3,575)	(4,879)	(51,298)
Other Classes	(22,217)	(239,194)	(1,817)	(19,399)	(78,109)	(817,141)	(96,551)	(1,039,633)	(1,662)	(16,919)	(5,879)	(63,962)	(45,268)	(475,256)

Net increase resulting from Fund share transactions	26,158	$284,449	68,913	$733,940	64,416	$695,242	60,889	$652,451	95,857	$978,731	124,142	$1,349,783	30,605	$323,210

	Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund				Low Duration Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	282	$3,007	0	$0	5,080	$55,542	8,257	$91,887	86,921	$887,395	168,320	$1,736,011
Class B	0	0	0	0	449	4,918	1,557	17,433	5,918	60,388	19,887	205,009
Class C	145	1,540	0	0	1,247	13,641	1,643	18,322	22,128	225,979	59,187	610,346
Other Classes	2,190	23,268	2,752	29,759	44,273	482,539	24,114	269,726	469,164	4,792,622	760,720	7,838,028

Issued as reinvestment of distributions
Class A	4	39	0	0	609	6,622	593	6,491	3,803	38,830	3,669	37,715
Class B	0	0	0	0	226	2,462	272	2,971	546	5,579	633	6,503
Class C	1	14	0	0	143	1,559	143	1,565	1,271	12,973	1,580	16,234
Other Classes	155	1,646	180	1,918	3,048	33,187	2,441	26,757	26,229	267,793	24,821	255,195

Cost of shares redeemed
Class A	(35)	(369)	0	0	(6,301)	(68,588)	(10,624)	(116,746)	(105,234)	(1,074,374)	(161,353)	(1,661,269)
Class B	0	0	0	0	(2,479)	(26,778)	(4,765)	(52,535)	(16,043)	(163,807)	(18,893)	(194,426)
Class C	(13)	(137)	0	0	(1,847)	(20,037)	(3,323)	(36,627)	(52,163)	(532,546)	(57,525)	(591,914)
Other Classes	(2,177)	(22,996)	(2,273)	(24,580)	(20,777)	(226,258)	(36,261)	(400,660)	(521,237)	(5,322,406)	(523,807)	(5,390,575)

Net increase (decrease) resulting from Fund share transactions	552	$6,012	659	$7,097	23,671	$258,809	(15,953)	$(171,416)	(78,697)	$(801,574)	277,239	$2,866,857

108  PIMCO Funds Annual Report  |  03.31.05

	Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund
	Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	19,092	$203,475	1,337	$13,339	2,210	$22,309	1,874	$20,668	4,726	$52,197	39,812	$385,964	118,554	$1,113,510
Class B	1,782	19,003	234	2,334	529	5,339	495	5,456	1,240	13,710	6,322	61,203	30,341	284,599
Class C	5,655	60,221	645	6,434	1,208	12,159	796	8,809	2,191	24,194	14,117	136,691	62,874	589,923
Other Classes	65,777	697,992	2,213	22,133	3,311	32,979	36,584	405,750	23,189	256,706	233,539	2,262,109	504,984	4,765,508

Issued as reinvestment of distributions
Class A	861	9,023	103	1,025	90	890	172	1,903	177	1,948	5,101	49,469	5,586	53,098
Class B	163	1,703	33	330	32	317	68	749	100	1,095	2,183	21,161	2,411	22,914
Class C	336	3,516	54	534	53	530	83	918	130	1,428	3,708	35,947	4,309	40,948
Other Classes	4,843	50,816	536	5,348	453	4,511	995	11,014	355	3,906	24,377	236,657	25,843	245,521

Cost of shares redeemed
Class A	(15,966)	(169,629)	(1,689)	(16,886)	(1,827)	(18,270)	(2,541)	(28,038)	(6,290)	(69,338)	(71,537)	(693,318)	(102,760)	(973,230)
Class B	(1,857)	(19,624)	(524)	(5,221)	(615)	(6,160)	(1,374)	(15,151)	(2,613)	(28,790)	(21,487)	(208,073)	(18,023)	(171,400)
Class C	(4,289)	(45,362)	(855)	(8,543)	(1,162)	(11,621)	(2,057)	(22,683)	(4,779)	(52,659)	(43,810)	(424,134)	(40,856)	(388,044)
Other Classes	(50,788)	(537,444)	(1,570)	(15,676)	(3,644)	(36,408)	(17,843)	(195,930)	(13,216)	(145,869)	(277,080)	(2,690,110)	(482,221)	(4,578,273)

Net increase resulting from Fund share transactions	25,609	$273,690	517	$5,151	638	$6,585	17,252	$193,465	5,210	$58,528	(84,755)	$(826,434)	111,042	$1,005,074

	Money Market Fund				Short-Term Fund				Total Return Mortgage Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	196,224	$196,224	458,248	$458,248	26,329	$264,373	74,687	$750,421	994	$10,686	1,829	$19,671
Class B	82,472	82,472	77,992	77,992	1,747	17,542	2,495	25,041	270	2,905	569	6,118
Class C	166,969	166,969	171,847	171,847	6,173	61,975	20,762	208,558	529	5,697	1,177	12,649
Other Classes	350,450	350,450	680,711	680,707	365,791	3,673,125	383,492	3,853,457	45,222	485,959	8,447	91,040

Issued as reinvestment of distributions
Class A	824	824	345	345	795	7,983	894	8,985	99	1,068	82	885
Class B	381	381	32	32	22	218	12	116	40	428	33	358
Class C	862	862	418	418	274	2,747	256	2,577	61	660	57	614
Other Classes	2,294	2,294	2,027	2,027	6,337	63,591	4,269	42,890	872	9,348	641	6,888

Cost of shares redeemed
Class A	(173,218)	(173,218)	(471,230)	(471,230)	(54,725)	(549,495)	(87,913)	(883,283)	(1,118)	(11,998)	(2,097)	(22,517)
Class B	(82,659)	(82,659)	(103,071)	(103,071)	(1,730)	(17,372)	(2,057)	(20,657)	(432)	(4,635)	(587)	(6,310)
Class C	(161,769)	(161,769)	(214,998)	(214,998)	(18,952)	(190,302)	(22,700)	(228,048)	(831)	(8,908)	(2,142)	(23,051)
Other Classes	(307,316)	(307,316)	(664,754)	(664,754)	(331,760)	(3,330,799)	(297,971)	(2,993,785)	(9,384)	(100,509)	(12,242)	(131,563)

Net increase (decrease) resulting from Fund share transactions	75,514	$75,514	(62,433)	$(62,437)	301	$3,586	76,226	$766,272	36,322	$390,701	(4,233)	$(45,218)

03.31.05  |  PIMCO Funds Annual Report  109

Notes to Financial Statements (Cont.)

March 31, 2005

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

110  PIMCO Funds Annual Report  |  03.31.05

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Diversified Income Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Short-Term Fund, and Total Return Mortgage Fund, (hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

  03.31.05  |  PIMCO Funds Annual Report  111

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

Diversified Income Fund	0.30%
Floating Income Fund	0.44%
Foreign Bond Fund (Unhedged)	0.12%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
Global Bond Fund (U.S. Dollar-Hedged)	0.38%
GNMA Fund	0.08%
High Yield Fund	0.69%
Investment Grade Corporate Bond Fund	0.75%
Low Duration Fund	1.16%
Total Return Mortgage Fund	0.04%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Diversified Income Fund	0.30%
Floating Income Fund	0.44%
Foreign Bond Fund (Unhedged)	0.12%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
Global Bond Fund (U.S. Dollar-Hedged)	0.38%
GNMA Fund	0.08%
High Yield Fund	0.82%
Investment Grade Corporate Bond Fund	0.75%
Low Duration Fund	1.16%
Total Return Mortgage Fund	0.04%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

112  PIMCO Funds Annual Report  |  03.31.05

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.05  |  PIMCO Funds Annual Report  113

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

114  PIMCO Funds Annual Report  |  03.31.05

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage Bond

PIMCO Long-Term U.S. Government

PIMCO GNMA

PIMCO Total Return Mortgage

Corporate Bond

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

Tax-Exempt Bond

PIMCO Short Duration Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO California Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn Strategy

PIMCO RealEstateRealReturn Strategy

PIMCO All Asset

IndexPLUS

PIMCO StocksPLUS

PIMCO StocksPLUS Total Return

PIMCO International StocksPLUS

TR Strategy

Value Stock

NFJ Dividend Value

NFJ Large-Cap Value

OCC Renaissance

OCC Value

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Growth & Income

CCM Capital Appreciation

OCC Core Equity

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Targeted Core Growth

PEA Growth

NACM Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

International Stock

NACM Global

RCM Global Small-Cap

NFJ International Value

NACM International

RCM International

Growth Equity

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

RCM Innovation**

Balanced

AMM Asset Allocation

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read this prospectus carefully before you invest or send money.

*	As of 2/28/05 according to SimFunds.
**	Proposed to merge with RCM Global Technology Fund on or about May 27, 2005.

This page is not part of the report	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ003AR_12768

Annual Report

MARCH 31, 2005

PIMCO Funds

Bond Funds

	SHORT DURATION BOND FUNDS	REAL RETURN STRATEGY FUNDS
ShareClass
D

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

CORPORATE BOND FUNDS

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade Corporate Bond Fund

MORTGAGE-BACKED BOND FUNDS

PIMCO GNMA Fund

PIMCO Total Return Mortgage Fund

INTERNATIONAL BOND FUNDS

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Emerging Markets Bond Fund

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO All Asset Fund

TAX-EXEMPT BOND FUNDS

PIMCO Short Duration Municipal Income Fund

PIMCO Municipal Bond Fund

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO New York Municipal Bond Fund

INDEXPLUS FUNDS

PIMCO StocksPLUS Fund

PIMCO StocksPLUS Total Return Fund

PIMCO International StocksPLUS TR Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds (“the Trust”). By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the 12-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the 12-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark 10-year Treasury increased 0.65% for the 12 months to end the period at 4.48%. While all but the very longest maturity yields increased during the 12-month period, the short and intermediate maturity yields increased the most, causing the two- to 10-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our Web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris Chairman of the Board, PIMCO Funds April 30, 2005

PIMCO Funds Annual Report  |  03.31.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share classes for the PIMCO Diversified Income Fund, PIMCO Floating Income, PIMCO Foreign Bond Fund (Unhedged), PIMCO InternationalStocksPLUS TR and PIMCO RealEstateRealReturn Strategy Fund include the D share class. The oldest share class for PIMCO Real Return and PIMCO Emerging Markets Bond is Class A shares. D Shares were first offered in 4/98 and 3/00, respectively. The oldest share class for the remaining Funds is the Institutional share class, and the D shares were first offered in (month/year): PIMCO California Intermediate Municipal (1/00), PIMCO New York Municipal (1/00), PIMCO Short Duration Municipal (1/00), PIMCO California Municipal (8/00), PIMCO GNMA (5/01), PIMCO CommodityRealReturn (11/02), PIMCO All Asset (4/03), PIMCO StocksPLUS Total Return (7/03), PIMCO Investment Grade Corporate Bond (7/04), and all Funds not detailed above (4/98). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D shares. Those returns are calculated by adjusting the returns of the oldest share class to reflect the D shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

The All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted.

The Diversified Income Fund changed its primary benchmark index from the blended index of 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index, the Merrill Lynch Global High Yield BB-B (Hedged to USD) Rated Index, and the J.P. Morgan EMBI Global Index to the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Credit Hedged USD Index more closely reflects the universe of securities in which the Fund invests.

4  PIMCO Funds Annual Report  |  03.31.05

Important Information (Cont.)

The Change in Value charts reflect any recurring fees associated with the specified share class. As no sales charges apply to the specific share class in this report, none were deducted from these charts. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Information about how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov. Copies of the written Proxy Policy and the factors the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov.

The Trust files complete schedules of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

PIMCO Funds Annual Report  |  03.31.05  5

A REAL RETURN STRATEGY FUND

PIMCO All Asset Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Funds offered in the PIMCO Funds prospectuses, except the All Asset All Authority Fund.

•	For the 12-month period ended March 31, 2005, the Fund’s Class D Shares outperformed the return of its primary benchmark, the Lehman Brothers U.S. TIPS 1-10 Year Index, by returning 4.73% versus the 1.85% return of the benchmark. However, the Fund underperformed the 5.80% return of the All Asset Benchmark Composite index and the average return of the 14 core funds, which was 6.14% for the same period.

•	The Fund’s overweight to “Real Return” strategies, particularly commodities and real estate, were the main detractors from tactical asset allocation. Although both sectors had positive returns for the period, a heavy overweight during the second and fourth quarters of 2004 proved detrimental as the Commodity-RealReturn Strategy underperformed the average of the 14 core funds during these periods.

•	Alternative strategies were positive for tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive as the JPMorgan EMBI Global Index rallied 6.69% over the 12-month period.

•	Equity strategies, as a whole, were an overall negative for tactical asset allocation. The Fund’s overweight to the StocksPLUS Fund throughout most of the period was positive, as the S&P 500 Index returned 6.69%. However, these gains were more than offset due to an underweight to the International StocksPLUS TR Strategy Fund for the entire period, as the MSCI EAFE Hedged USD Index rallied 11.55%.

•	U.S. Bond strategies were key contributors to tactical asset allocation returns for the period. The Fund’s underweight position to the Long-Term U.S. Government Fund, was positive as this Fund underperformed the average of the 14 core funds in both periods. The Fund’s underweight position to the PIMCO Total Return Fund, was positive as this Fund under-performed the average of the 14 core funds in both periods.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class D	4.73%	—	—	14.21%
Lehman Brothers U.S. TIPS 1-10 Year Index	1.85%	—	—	—
All Asset Benchmark Composite Index	5.80%	—	—	—
Lipper Flexible Portfolio Fund Average	4.94%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,040.60	$1,020.64
Expenses Paid During Period	$4.38	$4.33

Expenses are equal to the expense ratio of 0.86% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, based upon the allocation of the Fund’s assets among the Underlying PIMCO Funds which are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses are currently capped at 0.60%.

Change in Value  For periods ended 03/31/05

	PIMCO All Asset D	Lehman Brothers U.S. TIPS 1-10 Year Index	All Asset Benchmark Composite Index
07/31/2002	10,000	10,000	10,000
08/31/2002	10,474	10,241	10,297
09/30/2002	10,547	10,493	10,216
10/31/2002	10,501	10,363	10,318
11/30/2002	10,785	10,268	10,503
12/31/2002	11,163	10,552	10,664
01/31/2003	11,239	10,638	10,746
02/28/2003	11,702	10,956	10,934
03/31/2003	11,455	10,896	10,864
04/30/2003	11,612	10,872	11,134
05/31/2003	12,254	11,193	11,572
06/30/2003	12,147	11,171	11,534
07/31/2003	11,594	10,817	11,233
08/31/2003	11,820	10,960	11,411
09/30/2003	12,204	11,254	11,677
10/31/2003	12,399	11,272	11,828
11/30/2003	12,512	11,238	11,931
12/31/2003	12,872	11,303	12,278
01/31/2004	13,052	11,411	12,444
02/29/2004	13,371	11,634	12,656
03/31/2004	13,602	11,790	12,817
04/30/2004	12,709	11,402	12,328
05/31/2004	13,006	11,543	12,437
06/30/2004	13,084	11,535	12,533
07/31/2004	13,105	11,678	12,553
08/31/2004	13,478	11,889	12,828
09/30/2004	13,690	11,901	12,976
10/31/2004	13,936	12,045	13,183
11/30/2004	14,097	12,003	13,322
12/31/2004	14,298	12,106	13,568
01/31/2005	14,208	12,075	13,490
02/28/2005	14,366	12,031	13,644
03/31/2005	14,245	12,009	13,560

PIMCO Funds Allocation*

Emerging Markets Bond	12.3%
Floating Income	9.3%
Real Return Asset	8.7%
Real Return	8.3%
CommodityRealReturn Strategy	7.0%
Foreign Bond (Unhedged)	6.7%
High Yield	6.6%
GNMA	6.6%
Total Return Mortgage	6.6%
RealEstateRealReturn Strategy	6.1%
Total Return	5.1%
Other	16.7%

*	% of total investments as of March 31, 2005

6  PIMCO Funds Annual Report  |  03.31.05

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Intermediate Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D Shares returned 1.20% for the 12-month period ended March 31, 2005 underperforming the 1.63% return of the Lehman Brothers California Intermediate Municipal Bond Index.

•	Municipals outperformed Treasuries and other high-quality taxable debt sectors; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15% and 0.04%, respectively.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between 5 and 10 years, was 0.83% for the one-year period ended March 31, 2005.

•	The Fund’s effective duration was below its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA- at the end of the period, similar to the benchmark’s average of AA2/AA3.

•	The Fund’s Class D SEC yield after fees at March 31, 2005 was 3.39%, or 6.09% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and effective state tax rate of 9.30%.

•	The California Insured yield curve increased an average of 0.33%. The 10-year California Insured maturity increased 0.42% while the 20-year maturity decreased 0.02% and the 30-year increased 0.02%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class D	1.20%	4.78%	—	4.81%
Lehman Brothers California Intermediate Municipal Bond Index	1.63%	5.80%	—	—
Lipper California Intermediate Municipal Debt Fund Average	0.83%	4.94%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,007.90	$1,020.69
Expenses Paid During Period	$4.26	$4.28

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO CA Intermediate Muni Bond D	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,067	10,064
10/31/1999	9,989	9,998
11/30/1999	10,071	10,080
12/31/1999	10,024	9,988
01/31/2000	10,052	10,044
02/29/2000	10,114	10,099
03/31/2000	10,292	10,248
04/30/2000	10,265	10,169
05/31/2000	10,311	10,197
06/30/2000	10,503	10,427
07/31/2000	10,638	10,569
08/31/2000	10,789	10,734
09/30/2000	10,754	10,672
10/31/2000	10,820	10,735
11/30/2000	10,870	10,783
12/31/2000	11,048	10,956
01/31/2001	11,225	11,151
02/28/2001	11,241	11,148
03/31/2001	11,344	11,199
04/30/2001	11,159	10,995
05/31/2001	11,350	11,187
06/30/2001	11,415	11,252
07/31/2001	11,551	11,436
08/31/2001	11,781	11,647
09/30/2001	11,766	11,614
10/31/2001	11,823	11,746
11/30/2001	11,770	11,613
12/31/2001	11,674	11,491
01/31/2002	11,835	11,726
02/28/2002	11,937	11,865
03/31/2002	11,771	11,580
04/30/2002	11,957	11,840
05/31/2002	12,053	11,956
06/30/2002	12,129	12,064
07/31/2002	12,175	12,209
08/31/2002	12,237	12,384
09/30/2002	12,449	12,671
10/31/2002	12,228	12,342
11/30/2002	12,233	12,345
12/31/2002	12,380	12,565
01/31/2003	12,312	12,494
02/28/2003	12,409	12,673
03/31/2003	12,377	12,688
04/30/2003	12,371	12,766
05/31/2003	12,542	13,058
06/30/2003	12,494	12,959
07/31/2003	12,175	12,514
08/31/2003	12,187	12,647
09/30/2003	12,469	13,043
10/31/2003	12,485	12,960
11/30/2003	12,631	13,039
12/31/2003	12,723	13,138
01/31/2004	12,765	13,226
02/29/2004	12,920	13,441
03/31/2004	12,844	13,369
04/30/2004	12,619	13,034
05/31/2004	12,532	13,026
06/30/2004	12,607	13,119
07/31/2004	12,714	13,245
08/31/2004	12,869	13,516
09/30/2004	12,896	13,555
10/31/2004	12,963	13,664
11/30/2004	12,950	13,567
12/31/2004	13,032	13,705
01/31/2005	13,062	13,796
02/28/2005	13,061	13,695
03/31/2005	12,998	13,586

Regional Breakdown*

California	72.4%
Puerto Rico	12.1%
Virgin Islands	4.6%
Washington	3.9%
Short-Term Instruments	1.7%
Other	5.3%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  7

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO California Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D Shares returned 2.46% for the 12-month period ended March 31, 2005, underperforming the 2.82% return of the Lehman Brothers California Insured Municipal Bond Index for the same period.

•	Municipals outperformed Treasuries and other high-quality taxable debt sectors; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15% and 0.04% respectively.

•	The return for the Lipper California Municipal Debt Fund Average, which consists of California municipal funds with average maturities of 10 years or more, was 2.86% for the 12 months ended March 31, 2005.

•	The Fund’s effective duration was below its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class D SEC yield after fees at March 31, 2005 was 3.23%, or 5.80% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and effective state tax rate of 9.30%.

•	The California Insured yield curve increased an average of 0.33%. The 10-year California Insured maturity increased 0.42% while the 20-year maturity decreased 0.02% and the 30-year increased 0.02%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the quarter as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/16/00)
PIMCO CA Municipal Bond Fund Class D	2.46%	—	—	6.29%
Lehman Brothers California Insured Municipal Bond Index	2.82%	—	—	—
Lipper California Municipal Debt Fund Average	2.86%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,022.00	$1,020.69
Expenses Paid During Period	$4.28	$4.28

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO CA Municipal Bond D	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	10,000	10,000
06/30/2000	10,207	10,321
07/31/2000	10,347	10,475
08/31/2000	10,490	10,715
09/30/2000	10,461	10,658
10/31/2000	10,520	10,748
11/30/2000	10,579	10,832
12/31/2000	10,794	11,114
01/31/2001	10,958	11,219
02/28/2001	11,040	11,238
03/31/2001	11,110	11,329
04/30/2001	10,825	11,114
05/31/2001	11,085	11,278
06/30/2001	11,184	11,328
07/31/2001	11,426	11,520
08/31/2001	11,640	11,813
09/30/2001	11,642	11,751
10/31/2001	11,783	11,906
11/30/2001	11,690	11,821
12/31/2001	11,615	11,699
01/31/2002	11,738	11,885
02/28/2002	11,901	12,014
03/31/2002	11,534	11,724
04/30/2002	11,749	11,949
05/31/2002	11,900	12,044
06/30/2002	12,033	12,136
07/31/2002	12,030	12,279
08/31/2002	12,139	12,477
09/30/2002	12,473	12,808
10/31/2002	12,158	12,496
11/30/2002	12,194	12,479
12/31/2002	12,441	12,740
01/31/2003	12,274	12,671
02/28/2003	12,422	12,870
03/31/2003	12,429	12,896
04/30/2003	12,484	13,017
05/31/2003	12,748	13,333
06/30/2003	12,667	13,228
07/31/2003	12,208	12,726
08/31/2003	12,260	12,808
09/30/2003	12,560	13,171
10/31/2003	12,586	13,140
11/30/2003	12,730	13,284
12/31/2003	12,863	13,402
01/31/2004	12,950	13,474
02/29/2004	13,171	13,711
03/31/2004	13,010	13,634
04/30/2004	12,689	13,271
05/31/2004	12,599	13,220
06/30/2004	12,687	13,288
07/31/2004	12,791	13,471
08/31/2004	13,005	13,765
09/30/2004	13,044	13,824
10/31/2004	13,148	13,966
11/30/2004	13,110	13,841
12/31/2004	13,294	14,029
01/31/2005	13,446	14,201
02/28/2005	13,420	14,128
03/31/2005	13,331	14,018

Regional Breakdown*

California	81.7%
Louisiana	4.7%
Virgin Islands	4.4%
New Jersey	3.6%
Puerto Rico	2.4%
Other	3.2%

*	% of total investments as of March 31, 2005

8  PIMCO Funds Annual Report  |  03.31.05

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•	For the 12-month period ended March 31, 2005, the Fund’s Class D shares returned 10.36%, outperforming the 9.41% return of the benchmark Dow Jones-AIG Commodity Total Return Index for the same period.

•	The rally in the commodities markets was lead primarily by the energy sector, namely crude oil prices, which increased from $36 per barrel at the beginning of the period and settled at $55 per barrel at the end of the period. Geopolitical uncertainty, disagreement within OPEC regarding possible production cuts, and increased projections of world energy demand all contributed to the run-up on crude oil prices over the 12-month period.

•	The Fund invested the collateral backing its commodity derivative positions primarily in TIPS, implementing a “double real®” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the 12-month period, 10-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The 12-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	Shorter-than-benchmark duration from TIPS over the first six months of the period contributed to performance, as real yields rose 0.29% for 10-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative for performance, as the real yield curve flattened 0.86% during the 12-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period, whereas U.S. yields rose.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund Class D	10.36%	—	—	30.03%
Dow Jones-AIG Commodity Index Total Return	9.41%	—	—	—
Lipper Specialty Diversified Equity Fund Average	0.98%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,082.20	$1,018.75
Expenses Paid During Period	$6.44	$6.24

Expenses are equal to the expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO CommodityRealReturn Strategy D	Dow Jones – AIG Commodity Total Return Index
06/30/2002	10,000	10,000
07/31/2002	10,316	9,946
08/31/2002	11,071	10,338
09/30/2002	11,772	10,727
10/31/2002	11,435	10,616
11/30/2002	11,450	10,646
12/31/2002	12,412	11,168
01/31/2003	13,388	12,027
02/28/2003	14,353	12,432
03/31/2003	12,905	11,494
04/30/2003	12,776	11,423
05/31/2003	14,074	12,090
06/30/2003	13,610	11,791
07/31/2003	13,029	11,862
08/31/2003	13,793	12,331
09/30/2003	14,249	12,341
10/31/2003	14,929	12,930
11/30/2003	14,962	12,890
12/31/2003	16,026	13,840
01/31/2004	16,462	14,091
02/29/2004	17,884	15,005
03/31/2004	18,685	15,469
04/30/2004	17,528	15,194
05/31/2004	18,102	15,452
06/30/2004	17,298	14,811
07/31/2004	17,779	15,073
08/31/2004	17,852	14,798
09/30/2004	19,057	15,811
10/31/2004	19,590	16,079
11/30/2004	19,312	15,886
12/31/2004	18,553	15,106
01/31/2005	18,703	15,264
02/28/2005	19,932	16,343
03/31/2005	20,622	16,925

Sector Breakdown*

U.S. Treasury Obligations **	93.0%
Foreign Currency-Denominated Issues	1.1%
Sovereign Issues	0.9%
Corporate Bonds & Notes	0.8%
Other	4.2%

*	% of total investments as of March 31, 2005
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for commodity-linked derivative positions.

PIMCO Funds Annual Report  |  03.31.05  9

A CORPORATE BOND FUND

PIMCO Diversified Income Fund

•	The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D Shares returned 5.53% over the 12-month period ended March 31, 2005, outperforming the 3.49% return of the Lehman Brothers Global Credit Hedged USD Index and outperforming its custom benchmark**, which returned 5.26% for the same period.

•	Asset allocation among the three credit sectors-emerging market sovereign debt, global high yield credit and global investment grade credit-was an important driver of relative outperformance during the 12-month period.

•	An overweight to emerging markets, the top performing sector over the period, and an underweight to the investment grade credit, an underperforming sector, each contributed positively to returns. A slightly below-Benchmark weighting in high yields, was negative for relative performance.

•	Within the Fund’s emerging market allocation, overweights to Brazil and Russia were significant contributors to performance.

•	Overweight positions in utilities and the communications sector were positive for relative performance.

•	Exposure to consumer cyclicals, particularly the automotives, detracted from returns due to weakness in the auto sector.

•	An underweight to insurance companies was negative for performance over the 12-month reporting period. However, underweight exposures to banking, brokerage, and financial services companies helped performance in the current rising interest rate environment.

•	Modest emerging market currency exposure was positive for relative performance.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/03)
PIMCO Diversified Income Fund Class D	5.53%	—	—	10.31%
Lehman Brothers Global Credit Hedged USD Index	3.49%	—	—	—
33% Lehman Brothers Global Credit Hedged USD Index, 33% Merrill Lynch Global High Yield BB-B Rated Index, 33% JPMorgan Emerging Markets Bond Global Index**	5.26%	—	—	—
Lipper Multi-Sector Income Fund Average	5.14%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,027.90	$1,019.20
Expenses Paid During Period	$5.81	$5.79

Expenses are equal to the expense ratio of 1.15% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Diversified Income D	Lehman Brothers Global Credit Hedged USD Index	33% Lehman Brothers Global Credit Hedged USD Index, Merrill Lynch Global High Yield BB- B Index, JP Morgan EMBI Global US Hedged Index
07/31/2003	10,000	10,000	10,000
08/31/2003	10,208	10,050	10,131
09/30/2003	10,497	10,297	10,412
10/31/2003	10,571	10,236	10,456
11/30/2003	10,700	10,279	10,548
12/31/2003	10,949	10,419	10,760
01/31/2004	11,025	10,498	10,849
02/29/2004	11,014	10,593	10,912
03/31/2004	11,164	10,680	11,063
04/30/2004	10,773	10,475	10,764
05/31/2004	10,674	10,399	10,634
06/30/2004	10,811	10,450	10,742
07/31/2004	10,982	10,559	10,934
08/31/2004	11,313	10,766	11,219
09/30/2004	11,461	10,842	11,351
10/31/2004	11,632	10,949	11,507
11/30/2004	11,708	10,975	11,564
12/31/2004	11,922	11,085	11,739
01/31/2005	11,975	11,156	11,799
02/28/2005	12,037	11,152	11,865
03/31/2005	11,782	11,053	11,645

Sector Breakdown*

Corporate Bonds & Notes	47.7%
Sovereign Issues	29.7%
Foreign Currency-Denominated Issues	10.4%
Short-Term Instruments	5.1%
Other	7.1%

*	% of total investments as of March 31, 2005
**	This benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: the Lehman Brothers Global Credit Hedged USD Index; the ML Global High Yield BB-B Index (Hedged to US$), and the JPM EMBI Global Index. It is not possible to invest directly in the index.

10  PIMCO Funds Annual Report  |  03.31.05

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class D Shares returned 6.75% for the 12-month period ended March 31, 2005, slightly outperforming the benchmark JPMorgan Emerging Markets Global Index, which returned 6.69%.

•	An overweight to Brazil was a significant contributor to performance; continuing improvements in Brazil’s domestic fundamentals and strong participation by local investors fueled the rally.

•	An overweight to Russia helped performance. The country outperformed on positive economic news, strong oil prices, and a rating upgrade by S&P.

•	A significant underweight to Turkey was positive; the country’s bonds fell amid concerns over its growing current account deficit.

•	An above-Index weight in Ecuador contributed to performance; strong oil prices, an upgrade by S&P, and indications that its government has secured its funding needs for the year boosted country returns.

•	An underweight to Venezuela detracted from relative performance, as Venezuelan bonds outperformed over the year due to the high level of oil prices.

•	An underweight position in the Philippines hurt performance; despite weak fundamentals and a two-notch downgrade, bonds benefited from strong regional demand as Asian investors sought yield.

•	Modest emerging market currency exposure was positive for relative performance.

•	Above-Benchmark spread duration was positive, as emerging markets spreads tightened over the 12-month reporting period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	6.75%	17.56%	—	13.06%
JPMorgan Emerging Markets Bond Index Global	6.69%	11.27%	—	—
Lipper Emerging Markets Debt Fund Average	7.83%	13.14%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,040.60	$1,018.70
Expenses Paid During Period	$6.36	$6.29

Expenses are equal to the expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Emerging Markets Bond D	JPMorgan Emerging Markets Bond Index Global
07/31/1997	10,000	10,000
08/31/1997	9,879	9,952
09/30/1997	10,150	10,228
10/31/1997	8,992	9,144
11/30/1997	9,464	9,532
12/31/1997	9,703	9,765
01/31/1998	9,714	9,812
02/28/1998	9,988	10,071
03/31/1998	10,283	10,300
04/30/1998	10,306	10,324
05/31/1998	9,971	10,012
06/30/1998	9,641	9,758
07/31/1998	9,786	9,815
08/31/1998	7,056	7,132
09/30/1998	7,603	7,748
10/31/1998	7,999	8,243
11/30/1998	8,635	8,808
12/31/1998	8,529	8,637
01/31/1999	8,231	8,441
02/28/1999	8,393	8,524
03/31/1999	8,958	9,089
04/30/1999	9,703	9,648
05/31/1999	9,093	9,150
06/30/1999	9,364	9,501
07/31/1999	9,302	9,343
08/31/1999	9,283	9,349
09/30/1999	9,696	9,643
10/31/1999	10,006	9,984
11/30/1999	10,274	10,252
12/31/1999	10,754	10,726
01/31/2000	10,514	10,561
02/29/2000	11,133	11,128
03/31/2000	11,412	11,431
04/30/2000	11,193	11,220
05/31/2000	10,973	10,961
06/30/2000	11,485	11,471
07/31/2000	11,761	11,799
08/31/2000	12,169	12,175
09/30/2000	12,006	12,044
10/31/2000	11,802	11,800
11/30/2000	11,859	11,752
12/31/2000	12,276	12,271
01/31/2001	12,792	12,863
02/28/2001	12,745	12,692
03/31/2001	12,848	12,550
04/30/2001	12,922	12,489
05/31/2001	13,208	12,790
06/30/2001	13,606	12,985
07/31/2001	13,707	12,313
08/31/2001	14,407	12,864
09/30/2001	13,883	12,443
10/31/2001	14,463	12,450
11/30/2001	15,232	12,291
12/31/2001	15,685	12,438
01/31/2002	16,068	12,668
02/28/2002	16,795	13,143
03/31/2002	16,822	13,157
04/30/2002	17,043	13,287
05/31/2002	16,835	13,218
06/30/2002	15,650	12,551
07/31/2002	14,571	11,983
08/31/2002	15,753	12,860
09/30/2002	15,079	12,504
10/31/2002	16,342	13,274
11/30/2002	16,942	13,651
12/31/2002	17,630	14,070
01/31/2003	18,036	14,302
02/28/2003	18,779	14,759
03/31/2003	19,458	14,999
04/30/2003	20,721	15,852
05/31/2003	21,560	16,509
06/30/2003	21,472	16,508
07/31/2003	20,615	15,924
08/31/2003	21,252	16,311
09/30/2003	22,030	16,883
10/31/2003	22,217	16,966
11/30/2003	22,617	17,174
12/31/2003	23,280	17,679
01/31/2004	23,536	17,770
02/29/2004	23,430	17,832
03/31/2004	24,009	18,276
04/30/2004	22,283	17,284
05/31/2004	22,093	17,027
06/30/2004	22,493	17,277
07/31/2004	23,085	17,791
08/31/2004	24,234	18,525
09/30/2004	24,632	18,834
10/31/2004	25,033	19,136
11/30/2004	25,276	19,270
12/31/2004	26,027	19,753
01/31/2005	26,212	19,876
02/28/2005	26,392	20,009
03/31/2005	25,630	19,499

Country Allocation*

Brazil	25.6%
Short-Term Instruments	21.1%
Russia	15.3%
Mexico	13.5%
Other	24.5%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  11

A SHORT DURATION BOND FUND

PIMCO Floating Income Fund

•	The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	For the period since the Fund’s inception on July 30, 2004 through March 31, 2005, its Class D Shares returned 3.54%, outperforming the benchmark 3-month LIBOR Rate, which returned 1.41% during the same period.

•	The Fund employs a multi-sector strategy that invests in global corporate credit (investment grade and high yield) and in emerging market sovereign credit, and seeks to capitalize on attractive investment opportunities offered by these sectors while minimizing interest rate exposure.

•	Exposure to global corporate credit and emerging market sovereign bonds was a positive contributor to relative performance, as credit markets outperformed other fixed income sectors during the 12-month reporting period.

•	An emphasis on emerging market sovereign debt added to returns, as the sector was one of the strongest performing asset classes over the twelve-month period. Exposure to high yield issuers also helped returns, as this sector also experienced strong returns.

•	The Fund’s exposure to sovereign issuers such as Brazil and Russia helped returns, as these countries’ bonds performed well amid positive economic news.

Cumulative Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/30/04)
PIMCO Floating Income Fund Class D	—	—	—	3.54%
3-Month LIBOR Rate	—	—	—	1.41%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,026.00	$1,020.19
Expenses Paid During Period	$4.80	$4.78

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Floating Income Fund D	3-Month LIBOR Rate
07/31/2004	10,000	10,000
08/31/2004	10,057	10,013
09/30/2004	10,093	10,026
10/31/2004	10,143	10,043
11/30/2004	10,236	10,059
12/31/2004	10,366	10,076
01/31/2005	10,371	10,098
02/28/2005	10,438	10,119
03/31/2005	10,356	10,141

Sector Breakdown*

Corporate Bonds & Notes	26.0%
Short-Term Instruments	20.4%
U.S. Government Agencies	18.9%
Sovereign Issues	15.9%
Bank Loan Obligations	12.7%
Other	6.1%

*	% of total investments as of March 31, 2005

12  PIMCO Funds Annual Report  |  03.31.05

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (Unhedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Since the Fund’s inception on April 30, 2004 through March 31, 2005, its Class D Shares returned 10.80%, underperforming its benchmark, the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which returned 11.53% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell during the period.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

Cumulative Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	—	—	—	10.80%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	—	—	—	11.53%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,068.10	$1,020.19
Expenses Paid During Period	$4.90	$4.78

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Foreign Bond (Unhedged) D	JPMorgan GBI Global ex- U.S. FX NY Index Unhedged in USD
04/30/2004	10,000	10,000
05/31/2004	10,066	10,104
06/30/2004	10,104	10,119
07/31/2004	9,983	10,006
08/31/2004	10,233	10,280
09/30/2004	10,374	10,443
10/31/2004	10,747	10,843
11/30/2004	11,235	11,312
12/31/2004	11,459	11,525
01/31/2005	11,209	11,306
02/28/2005	11,235	11,320
03/31/2005	11,081	11,153

Sector Breakdown*

Short-Term Instruments	43.8%
Germany	19.2%
United States	15.1%
United Kingdom	8.9%
Japan	5.7%
Spain	3.3%
Other	4.0%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  13

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the 12-month period ended March 31, 2005, the Fund’s Class D Shares returned 5.59%, outperforming its benchmark, the JPMorgan GBI Global ex-U.S. Index Hedged in USD which returned 4.77% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	A tactical allocation to real return bonds added value; Treasury Inflation Protected Securities outperformed nominals by a wide margin as real yields fell.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	5.59%	6.71%	9.18%	8.22%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.77%	5.76%	8.18%	—
Lipper International Income Fund Average	6.10%	8.33%	6.48%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,043.00	$1,020.19
Expenses Paid During Period	$4.84	$4.78

Expenses are equal to the expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Foreign Bond (US Hedged) D	JPMorgan GBI Global ex- U.S. Index Hedged in USD
12/31/1992	10,000	10,000
01/31/1993	10,079	10,091
02/28/1993	10,297	10,274
03/31/1993	10,332	10,280
04/30/1993	10,328	10,281
05/31/1993	10,417	10,338
06/30/1993	10,660	10,549
07/31/1993	10,824	10,667
08/31/1993	11,083	10,889
09/30/1993	11,123	10,936
10/31/1993	11,284	11,082
11/30/1993	11,312	11,159
12/31/1993	11,590	11,390
01/31/1994	11,601	11,333
02/28/1994	11,290	11,078
03/31/1994	11,089	10,977
04/30/1994	10,981	10,899
05/31/1994	10,816	10,779
06/30/1994	10,613	10,669
07/31/1994	10,675	10,739
08/31/1994	10,566	10,636
09/30/1994	10,580	10,645
10/31/1994	10,617	10,687
11/30/1994	10,770	10,838
12/31/1994	10,696	10,813
01/31/1995	10,764	10,931
02/28/1995	10,831	11,072
03/31/1995	10,834	11,297
04/30/1995	11,095	11,477
05/31/1995	11,527	11,854
06/30/1995	11,453	11,814
07/31/1995	11,667	11,963
08/31/1995	11,885	12,067
09/30/1995	12,051	12,258
10/31/1995	12,248	12,395
11/30/1995	12,725	12,667
12/31/1995	12,909	12,785
01/31/1996	13,222	12,939
02/29/1996	12,936	12,787
03/31/1996	13,142	12,893
04/30/1996	13,456	13,047
05/31/1996	13,503	13,136
06/30/1996	13,651	13,245
07/31/1996	13,780	13,345
08/31/1996	14,113	13,522
09/30/1996	14,504	13,810
10/31/1996	14,858	14,038
11/30/1996	15,213	14,319
12/31/1996	15,289	14,339
01/31/1997	15,528	14,518
02/28/1997	15,607	14,611
03/31/1997	15,407	14,533
04/30/1997	15,546	14,690
05/31/1997	15,622	14,767
06/30/1997	15,931	15,018
07/31/1997	16,162	15,257
08/31/1997	16,091	15,275
09/30/1997	16,434	15,545
10/31/1997	16,237	15,645
11/30/1997	16,451	15,757
12/31/1997	16,686	15,962
01/31/1998	16,922	16,174
02/28/1998	17,072	16,318
03/31/1998	17,280	16,464
04/30/1998	17,336	16,548
05/31/1998	17,476	16,774
06/30/1998	17,560	16,847
07/31/1998	17,834	17,003
08/31/1998	17,686	17,338
09/30/1998	18,086	17,749
10/31/1998	17,706	17,722
11/30/1998	18,032	17,914
12/31/1998	18,279	17,892
01/31/1999	18,648	18,114
02/28/1999	18,460	17,993
03/31/1999	18,567	18,207
04/30/1999	18,801	18,438
05/31/1999	18,500	18,363
06/30/1999	18,268	18,078
07/31/1999	18,270	18,031
08/31/1999	18,133	18,063
09/30/1999	18,224	18,132
10/31/1999	18,300	18,176
11/30/1999	18,330	18,281
12/31/1999	18,484	18,336
01/31/2000	18,382	18,338
02/29/2000	18,586	18,473
03/31/2000	18,846	18,743
04/30/2000	18,907	18,844
05/31/2000	19,014	18,995
06/30/2000	19,151	19,086
07/31/2000	19,306	19,224
08/31/2000	19,281	19,227
09/30/2000	19,528	19,393
10/31/2000	19,571	19,550
11/30/2000	19,855	19,896
12/31/2000	20,218	20,117
01/31/2001	20,511	20,355
02/28/2001	20,622	20,530
03/31/2001	20,892	20,685
04/30/2001	20,759	20,545
05/31/2001	20,800	20,652
06/30/2001	20,781	20,765
07/31/2001	21,263	20,954
08/31/2001	21,446	21,130
09/30/2001	21,590	21,217
10/31/2001	22,119	21,605
11/30/2001	22,037	21,512
12/31/2001	21,931	21,334
01/31/2002	22,019	21,357
02/28/2002	22,061	21,377
03/31/2002	21,982	21,268
04/30/2002	22,208	21,440
05/31/2002	22,210	21,467
06/30/2002	22,461	21,745
07/31/2002	22,537	21,956
08/31/2002	22,698	22,219
09/30/2002	22,897	22,472
10/31/2002	22,884	22,463
11/30/2002	23,110	22,504
12/31/2002	23,519	22,828
01/31/2003	23,794	23,007
02/28/2003	24,058	23,165
03/31/2003	23,989	23,137
04/30/2003	24,080	23,188
05/31/2003	24,371	23,556
06/30/2003	24,308	23,434
07/31/2003	24,087	23,174
08/31/2003	23,983	23,007
09/30/2003	24,211	23,260
10/31/2003	24,017	23,043
11/30/2003	23,996	23,064
12/31/2003	24,247	23,280
01/31/2004	24,337	23,384
02/29/2004	24,624	23,607
03/31/2004	24,708	23,671
04/30/2004	24,659	23,485
05/31/2004	24,609	23,446
06/30/2004	24,607	23,416
07/31/2004	24,683	23,510
08/31/2004	24,920	23,843
09/30/2004	25,010	23,979
10/31/2004	25,197	24,131
11/30/2004	25,578	24,341
12/31/2004	25,744	24,492
01/31/2005	25,930	24,731
02/28/2005	25,841	24,612
03/31/2005	26,084	24,800

Country Allocation*

Germany	24.6%
United States	17.2%
Short-Term Instruments	16.8%
France	10.4%
Japan	9.7%
United Kingdom	9.2%
Spain	4.8%
Other	7.3%

*	% of total investments as of March 31, 2005

14  PIMCO Funds Annual Report  |  03.31.05

A MORTGAGE-BACKED BOND FUND

PIMCO GNMA Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class D Shares underperformed the Lehman Brothers GNMA Index for the 12-month period ended March 31, 2005, returning 2.31% versus the 2.78% return of the Index.

•	The Fund is neither sponsored by nor affiliated with GNMA.

•	The Fund’s duration positioning over the 12-month period was neutral for performance.

•	An underweight to 15-year mortgage-backed securities was neutral for returns, as these securities performed in line with their 30-year counterparts.

•	An underweight to 30-year GNMA mortgages for the first three months of the period was negative to returns as these securities outperformed FNMA and FHLMC securities during that period.

•	An overweight to 30-year GNMA mortgages for the last nine months of the period was slightly negative for returns, as these securities underperformed FNMA and FHLMC securities during that period.

•	A small allocation to high quality asset-backed securities added to performance, as these issues posted strong risk-adjusted returns during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO GNMA Fund Class D	2.31%	6.87%	—	6.53%
Lehman Brothers GNMA Index	2.78%	6.60%	—	—
Lipper GNMA Fund Average	1.57%	5.82%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.80	$1,020.44
Expenses Paid During Period	$4.51	$4.53

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO GNMA D	Lehman Brothers GNMA
07/31/1997	10,000	10,000
08/31/1997	10,033	9,979
09/30/1997	10,217	10,111
10/31/1997	10,310	10,217
11/30/1997	10,331	10,248
12/31/1997	10,420	10,340
01/31/1998	10,500	10,440
02/28/1998	10,548	10,464
03/31/1998	10,558	10,508
04/30/1998	10,592	10,569
05/31/1998	10,668	10,641
06/30/1998	10,745	10,686
07/31/1998	10,774	10,746
08/31/1998	10,908	10,831
09/30/1998	11,036	10,959
10/31/1998	10,984	10,949
11/30/1998	10,939	11,011
12/31/1998	11,010	11,057
01/31/1999	11,090	11,135
02/28/1999	10,988	11,100
03/31/1999	11,116	11,167
04/30/1999	11,167	11,221
05/31/1999	11,242	11,164
06/30/1999	11,221	11,120
07/31/1999	11,229	11,047
08/31/1999	11,224	11,043
09/30/1999	11,345	11,221
10/31/1999	11,377	11,287
11/30/1999	11,367	11,292
12/31/1999	11,281	11,270
01/31/2000	11,381	11,168
02/29/2000	11,466	11,311
03/31/2000	11,644	11,489
04/30/2000	11,618	11,479
05/31/2000	11,632	11,521
06/30/2000	11,764	11,733
07/31/2000	11,840	11,795
08/31/2000	11,947	11,974
09/30/2000	12,029	12,085
10/31/2000	12,136	12,174
11/30/2000	12,408	12,346
12/31/2000	12,540	12,521
01/31/2001	12,738	12,725
02/28/2001	12,967	12,783
03/31/2001	13,103	12,859
04/30/2001	13,098	12,881
05/31/2001	13,234	12,988
06/30/2001	13,355	13,026
07/31/2001	13,670	13,249
08/31/2001	13,770	13,345
09/30/2001	13,962	13,527
10/31/2001	14,126	13,707
11/30/2001	14,034	13,593
12/31/2001	13,998	13,552
01/31/2002	14,146	13,687
02/28/2002	14,285	13,827
03/31/2002	14,135	13,696
04/30/2002	14,388	13,937
05/31/2002	14,472	14,029
06/30/2002	14,595	14,141
07/31/2002	14,775	14,306
08/31/2002	14,915	14,407
09/30/2002	14,999	14,525
10/31/2002	15,021	14,572
11/30/2002	15,047	14,585
12/31/2002	15,191	14,730
01/31/2003	15,214	14,768
02/28/2003	15,289	14,843
03/31/2003	15,287	14,853
04/30/2003	15,356	14,889
05/31/2003	15,382	14,889
06/30/2003	15,436	14,935
07/31/2003	15,136	14,688
08/31/2003	15,273	14,784
09/30/2003	15,496	14,997
10/31/2003	15,454	14,958
11/30/2003	15,537	15,009
12/31/2003	15,643	15,150
01/31/2004	15,738	15,226
02/29/2004	15,842	15,327
03/31/2004	15,871	15,390
04/30/2004	15,671	15,148
05/31/2004	15,633	15,116
06/30/2004	15,757	15,251
07/31/2004	15,872	15,374
08/31/2004	16,046	15,588
09/30/2004	16,077	15,621
10/31/2004	16,176	15,744
11/30/2004	16,138	15,707
12/31/2004	16,223	15,810
01/31/2005	16,295	15,900
02/28/2005	16,254	15,849
03/31/2005	16,234	15,819

Sector Breakdown*

U.S. Government Agencies	68.7%
Short-Term Instruments	30.4%
Other	0.9%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  15

A CORPORATE BOND FUND

PIMCO High Yield Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class D Shares returned 6.87% for the 12-month period ended March 31, 2005, outperforming the 5.96% return of the Merrill Lynch US High Yield BB-B Rated Index for the same period.

•	The Fund’s underweight to consumer cyclicals, the worst-performing sector over the 12-month period, was a significant contributor to relative performance.

•	As energy outperformed most other industry categories, the Fund’s overweight to this sector added to returns. An emphasis on pipelines within the sector also contributed to returns.

•	With increasing fuel costs negatively impacting the air transportation sector, the Fund’s underweight to the sector along with an emphasis on higher-quality, secured issues contributed to outperformance.

•	The Fund’s underweight to chemicals, the topperforming sector over the period, hindered performance.

•	As metals and mining bonds outperformed during the period, the Fund’s underweight to this sector also hurt performance.

•	The Fund’s focus on the upper quality tiers of high yields and exposure to BBB-rated issues hurt performance, as lower-rated bonds outperformed.

•	Modest exposure to emerging market sovereign debt boosted relative performance, as these bonds outperformed BB-B-rated high yield bonds.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/15/92)
PIMCO High Yield Fund Class D	6.87%	6.83%	7.81%	8.41%
Merrill Lynch US High Yield BB-B Rated Index	5.96%	6.36%	7.25%	—
Lipper High Current Yield Fund Average	6.30%	5.09%	6.16%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,029.00	$1,020.44
Expenses Paid During Period	$4.55	$4.53

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO High Yield D	Merrill Lynch US High Yield BB-B Rated Index
12/31/1992	10,000	10,000
01/31/1993	10,224	10,241
02/28/1993	10,409	10,432
03/31/1993	10,616	10,611
04/30/1993	10,726	10,687
05/31/1993	10,801	10,824
06/30/1993	11,091	11,026
07/31/1993	11,167	11,132
08/31/1993	11,288	11,234
09/30/1993	11,341	11,289
10/31/1993	11,642	11,501
11/30/1993	11,728	11,554
12/31/1993	11,825	11,664
01/31/1994	12,074	11,910
02/28/1994	12,068	11,820
03/31/1994	11,703	11,438
04/30/1994	11,598	11,302
05/31/1994	11,679	11,258
06/30/1994	11,692	11,299
07/31/1994	11,798	11,383
08/31/1994	11,894	11,459
09/30/1994	11,972	11,452
10/31/1994	11,975	11,481
11/30/1994	11,923	11,389
12/31/1994	12,063	11,523
01/31/1995	12,177	11,699
02/28/1995	12,507	12,062
03/31/1995	12,686	12,224
04/30/1995	12,959	12,506
05/31/1995	13,331	12,904
06/30/1995	13,436	13,009
07/31/1995	13,612	13,138
08/31/1995	13,713	13,240
09/30/1995	13,901	13,394
10/31/1995	14,100	13,510
11/30/1995	14,267	13,646
12/31/1995	14,504	13,866
01/31/1996	14,735	14,070
02/29/1996	14,747	14,070
03/31/1996	14,626	14,025
04/30/1996	14,686	14,021
05/31/1996	14,731	14,112
06/30/1996	14,787	14,204
07/31/1996	14,914	14,295
08/31/1996	15,153	14,437
09/30/1996	15,502	14,760
10/31/1996	15,652	14,942
11/30/1996	15,987	15,242
12/31/1996	16,142	15,355
01/31/1997	16,303	15,478
02/28/1997	16,550	15,689
03/31/1997	16,328	15,466
04/30/1997	16,498	15,623
05/31/1997	16,869	15,950
06/30/1997	17,113	16,198
07/31/1997	17,550	16,652
08/31/1997	17,539	16,613
09/30/1997	17,830	16,891
10/31/1997	17,843	16,976
11/30/1997	18,009	17,130
12/31/1997	18,209	17,310
01/31/1998	18,516	17,565
02/28/1998	18,611	17,647
03/31/1998	18,752	17,798
04/30/1998	18,795	17,871
05/31/1998	18,888	17,994
06/30/1998	19,022	18,096
07/31/1998	19,218	18,209
08/31/1998	18,441	17,404
09/30/1998	18,670	17,523
10/31/1998	18,479	17,186
11/30/1998	19,254	17,989
12/31/1998	19,331	17,981
01/31/1999	19,582	18,180
02/28/1999	19,416	18,060
03/31/1999	19,571	18,263
04/30/1999	19,892	18,531
05/31/1999	19,506	18,342
06/30/1999	19,496	18,307
07/31/1999	19,543	18,334
08/31/1999	19,461	18,182
09/30/1999	19,467	18,155
10/31/1999	19,438	18,087
11/30/1999	19,700	18,304
12/31/1999	19,796	18,445
01/31/2000	19,701	18,356
02/29/2000	19,743	18,364
03/31/2000	19,342	18,081
04/30/2000	19,379	18,098
05/31/2000	19,276	17,907
06/30/2000	19,638	18,299
07/31/2000	19,788	18,390
08/31/2000	20,069	18,602
09/30/2000	20,003	18,437
10/31/2000	19,588	17,896
11/30/2000	19,212	17,265
12/31/2000	19,622	17,731
01/31/2001	20,424	18,839
02/28/2001	20,634	19,071
03/31/2001	20,387	18,725
04/30/2001	20,230	18,536
05/31/2001	20,454	18,818
06/30/2001	20,129	18,382
07/31/2001	20,437	18,655
08/31/2001	20,607	18,818
09/30/2001	19,774	17,681
10/31/2001	20,207	18,256
11/30/2001	20,563	18,855
12/31/2001	20,524	18,688
01/31/2002	20,561	18,780
02/28/2002	20,355	18,606
03/31/2002	20,528	19,008
04/30/2002	20,707	19,257
05/31/2002	20,533	19,221
06/30/2002	19,500	17,824
07/31/2002	18,375	17,131
08/31/2002	19,119	17,671
09/30/2002	18,645	17,403
10/31/2002	18,785	17,244
11/30/2002	19,938	18,247
12/31/2002	20,275	18,446
01/31/2003	20,778	18,859
02/28/2003	21,083	19,077
03/31/2003	21,596	19,510
04/30/2003	22,678	20,450
05/31/2003	22,900	20,587
06/30/2003	23,344	21,117
07/31/2003	22,812	20,766
08/31/2003	23,172	21,004
09/30/2003	23,680	21,526
10/31/2003	24,101	21,919
11/30/2003	24,326	22,199
12/31/2003	24,980	22,679
01/31/2004	25,187	22,971
02/29/2004	25,061	23,021
03/31/2004	25,184	23,225
04/30/2004	24,940	23,029
05/31/2004	24,586	22,660
06/30/2004	24,876	22,947
07/31/2004	25,261	23,309
08/31/2004	25,777	23,742
09/30/2004	26,156	24,062
10/31/2004	26,673	24,486
11/30/2004	26,839	24,636
12/31/2004	27,233	24,931
01/31/2005	27,233	24,948
02/28/2005	27,617	25,289
03/31/2005	26,913	24,609

Sector Breakdown*

Corporate Bonds & Notes	77.7%
Sovereign Issues	8.3%
Other	14.0%

*	% of total investments as of March 31, 2005

16  PIMCO Funds Annual Report  |  03.31.05

AN INDEXPLUS FUND

PIMCO International StocksPLUS TR Strategy Fund

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of fixed income instruments.

•	The Fund’s Class D Shares returned 9.71% for the 12-month period ended March 31, 2005, underperforming the Morgan Stanley Capital International Europe Australia Far East (“EAFE”) (Hedged to USD) Index, which returned 11.55% during the same period.

•	Global developed equity markets benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty in the U.S.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Germany and a modest position in the U.K. helped performance, as rates were more stable in these markets than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/30/03)
PIMCO International StocksPLUS TR Strategy Fund Class D	9.71%	—	—	14.38%
MSCI EAFE (Hedged USD) Index	11.55%	—	—	—
Lipper International Multi-Cap Core Fund Average	13.61%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,088.60	$1,018.20
Expenses Paid During Period	$7.03	$6.79

Expenses are equal to the expense ratio of 1.35% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO International StocksPLUS TR Strategy D	MSCI EAFE Hedged USD Index
10/31/2003	10,000	10,000
11/30/2003	10,070	10,022
12/31/2003	10,543	10,394
01/31/2004	10,697	10,532
02/29/2004	10,974	10,784
03/31/2004	11,071	10,795
04/30/2004	10,783	10,925
05/31/2004	10,701	10,764
06/30/2004	11,125	11,018
07/31/2004	10,847	10,758
08/31/2004	11,063	10,736
09/30/2004	11,158	10,889
10/31/2004	11,292	10,979
11/30/2004	11,487	11,269
12/31/2004	11,959	11,642
01/31/2005	12,040	11,732
02/28/2005	12,251	12,078
03/31/2005	12,146	12,042

Sector Breakdown*

Short-Term Instruments**	41.3%
U.S. Government Agencies	29.8%
Asset-Backed Securities	8.1%
U.S. Treasury Obligations	6.0%
Other	14.8%

*	% of total investments as of March 31, 2005
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Annual Report  |  03.31.05  17

A CORPORATE BOND FUND

PIMCO Investment Grade Corporate Bond Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•	The Fund’s Class D Shares returned 0.98% for the 12-month period ended March 31, 2005, outperforming the 0.84% return of the Lehman Brothers Credit Investment Grade Index for the same period.

•	Below-Index duration boosted portfolio returns, as interest rates generally increased.

•	An above-Index quality profile detracted from performance, as lower quality credits outpaced all other investment grade quality tiers. However, a small tactical position to below-investment grade companies added to returns.

•	Modest exposure to Treasuries detracted slightly from performance, as the Treasury sector underperformed the overall investment grade corporate market.

•	Overweighting the electric utilities sector boosted returns. The sector’s recovery from the 2002-2003 credit crisis benefited utility spreads.

•	Late in the period, the Fund added to its exposure to auto securities, specifically shorter maturities. This position detracted from performance, as a major U.S. auto manufacturer forecasted its biggest quarterly loss in more than ten years, pressuring credit yield premiums to widen.

•	A small tactical allocation to emerging market bonds added value, as fundamentals such as trade surpluses and currency reserves continued to improve.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class D	0.98%	—	—	9.09%
Lehman Brothers Credit Investment Grade Index	0.84%	—	—	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,003.50	$1,020.39
Expenses Paid During Period	$4.55	$4.58

Expenses are equal to the expense ratio of 0.91% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Investment Grade Corp Bond D	Lehman Brothers Credit Investment Grade Index
04/30/2000	10,000	10,000
05/31/2000	10,026	9,963
06/30/2000	10,250	10,213
07/31/2000	10,357	10,337
08/31/2000	10,515	10,471
09/30/2000	10,578	10,527
10/31/2000	10,614	10,537
11/30/2000	10,825	10,674
12/31/2000	11,099	10,881
01/31/2001	11,251	11,179
02/28/2001	11,434	11,277
03/31/2001	11,458	11,346
04/30/2001	11,328	11,306
05/31/2001	11,425	11,410
06/30/2001	11,435	11,467
07/31/2001	11,848	11,766
08/31/2001	12,054	11,924
09/30/2001	11,900	11,906
10/31/2001	12,142	12,201
11/30/2001	12,087	12,095
12/31/2001	12,058	12,012
01/31/2002	12,106	12,114
02/28/2002	12,213	12,206
03/31/2002	12,137	11,980
04/30/2002	12,353	12,146
05/31/2002	12,396	12,307
06/30/2002	12,432	12,327
07/31/2002	12,313	12,321
08/31/2002	12,788	12,640
09/30/2002	12,745	12,880
10/31/2002	12,835	12,731
11/30/2002	13,017	12,896
12/31/2002	13,386	13,276
01/31/2003	13,477	13,319
02/28/2003	13,727	13,585
03/31/2003	13,765	13,595
04/30/2003	14,122	13,847
05/31/2003	14,594	14,283
06/30/2003	14,558	14,248
07/31/2003	13,843	13,641
08/31/2003	13,991	13,748
09/30/2003	14,496	14,228
10/31/2003	14,406	14,076
11/30/2003	14,493	14,141
12/31/2003	14,716	14,298
01/31/2004	14,861	14,443
02/29/2004	15,040	14,624
03/31/2004	15,198	14,766
04/30/2004	14,725	14,301
05/31/2004	14,582	14,200
06/30/2004	14,654	14,260
07/31/2004	14,829	14,436
08/31/2004	15,203	14,777
09/30/2004	15,293	14,860
10/31/2004	15,469	15,004
11/30/2004	15,343	14,853
12/31/2004	15,535	15,047
01/31/2005	15,638	15,166
02/28/2005	15,550	15,077
03/31/2005	15,347	14,889

Sector Breakdown*

Corporate Bonds & Notes	88.6%
Sovereign Issues	4.3%
Short-Term Instruments	3.2%
Other	3.9%

*	% of total investments as of March 31, 2005

18  PIMCO Funds Annual Report  |  03.31.05

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D Shares returned 0.58% for the 12-month period ended March 31, 2005, outperforming the -0.35% return of the Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Risk-adjusted returns were strong for the 12-month period; the Fund focused on quality, value and prudent diversification in an environment where core bond sectors presented limited buying opportunities.

•	Interest rate strategies were mixed for performance. The Fund’s concentration at the shorter end of the yield curve detracted from returns, as interest rates on short maturities rose the most, but broader yield curve exposure was positive as the yield curve flattened.

•	Tactical exposure to European issues helped returns, as these securities outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

•	A mortgage emphasis helped returns as this sector outperformed Treasuries on a like-duration basis, benefiting from investors’ demand for income producing securities. Positive mortgage security selection also added to returns.

•	Corporate bonds were positive, as investors around the world were drawn to corporates for their extra yield.

•	A tactical allocation to real return bonds added value, as TIPS outperformed nominal Treasuries over the period.

•	Exposure to high quality emerging markets was positive for performance. This sector outperformed Treasuries for the year, benefiting from continued improvement in fundamentals such as trade surpluses, currency reserves and investors’ demand for higher yielding securities.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Low Duration Fund Class D	0.58%	5.03%	5.83%	6.75%
Merrill Lynch 1-3 Year Treasury Index	–0.35%	4.61%	5.34%	—
Lipper Short Investment Grade Debt Fund Average	0.23%	4.30%	5.05%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,000.90	$1,021.19
Expenses Paid During Period	$3.74	$3.78

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Low Duration D	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	10,000	10,000
06/30/1987	10,091	10,109
07/31/1987	10,125	10,158
08/31/1987	10,121	10,167
09/30/1987	10,094	10,127
10/31/1987	10,254	10,351
11/30/1987	10,367	10,414
12/31/1987	10,425	10,480
01/31/1988	10,595	10,648
02/29/1988	10,669	10,735
03/31/1988	10,733	10,756
04/30/1988	10,775	10,772
05/31/1988	10,797	10,756
06/30/1988	10,895	10,868
07/31/1988	10,950	10,876
08/31/1988	10,991	10,899
09/30/1988	11,090	11,026
10/31/1988	11,190	11,136
11/30/1988	11,201	11,106
12/31/1988	11,248	11,132
01/31/1989	11,339	11,219
02/28/1989	11,354	11,219
03/31/1989	11,395	11,270
04/30/1989	11,527	11,443
05/31/1989	11,761	11,614
06/30/1989	12,015	11,831
07/31/1989	12,188	12,006
08/31/1989	12,128	11,932
09/30/1989	12,187	12,003
10/31/1989	12,345	12,184
11/30/1989	12,454	12,299
12/31/1989	12,513	12,348
01/31/1990	12,502	12,358
02/28/1990	12,585	12,416
03/31/1990	12,649	12,457
04/30/1990	12,637	12,482
05/31/1990	12,847	12,673
06/30/1990	12,982	12,806
07/31/1990	13,121	12,966
08/31/1990	13,143	13,005
09/30/1990	13,212	13,111
10/31/1990	13,304	13,255
11/30/1990	13,460	13,386
12/31/1990	13,601	13,548
01/31/1991	13,724	13,672
02/28/1991	13,829	13,754
03/31/1991	13,943	13,846
04/30/1991	14,109	13,977
05/31/1991	14,216	14,062
06/30/1991	14,302	14,119
07/31/1991	14,457	14,242
08/31/1991	14,661	14,437
09/30/1991	14,848	14,593
10/31/1991	14,973	14,750
11/30/1991	15,132	14,903
12/31/1991	15,383	15,131
01/31/1992	15,392	15,107
02/29/1992	15,465	15,160
03/31/1992	15,469	15,154
04/30/1992	15,574	15,293
05/31/1992	15,729	15,432
06/30/1992	15,872	15,590
07/31/1992	16,078	15,765
08/31/1992	16,181	15,903
09/30/1992	16,338	16,055
10/31/1992	16,340	15,959
11/30/1992	16,345	15,933
12/31/1992	16,511	16,084
01/31/1993	16,663	16,251
02/28/1993	16,856	16,390
03/31/1993	16,947	16,439
04/30/1993	17,024	16,541
05/31/1993	17,039	16,495
06/30/1993	17,204	16,616
07/31/1993	17,259	16,655
08/31/1993	17,423	16,800
09/30/1993	17,486	16,855
10/31/1993	17,603	16,888
11/30/1993	17,616	16,892
12/31/1993	17,735	16,954
01/31/1994	17,828	17,063
02/28/1994	17,747	16,954
03/31/1994	17,666	16,870
04/30/1994	17,604	16,810
05/31/1994	17,581	16,834
06/30/1994	17,613	16,884
07/31/1994	17,773	17,029
08/31/1994	17,844	17,089
09/30/1994	17,814	17,050
10/31/1994	17,808	17,088
11/30/1994	17,808	17,012
12/31/1994	17,794	17,050
01/31/1995	17,954	17,288
02/28/1995	18,177	17,525
03/31/1995	18,246	17,623
04/30/1995	18,470	17,780
05/31/1995	18,801	18,091
06/30/1995	18,893	18,188
07/31/1995	18,895	18,263
08/31/1995	19,095	18,372
09/30/1995	19,261	18,461
10/31/1995	19,402	18,617
11/30/1995	19,623	18,782
12/31/1995	19,851	18,926
01/31/1996	19,992	19,087
02/29/1996	19,858	19,006
03/31/1996	19,844	18,989
04/30/1996	19,848	19,005
05/31/1996	19,862	19,044
06/30/1996	20,058	19,181
07/31/1996	20,121	19,256
08/31/1996	20,215	19,323
09/30/1996	20,496	19,498
10/31/1996	20,787	19,717
11/30/1996	21,064	19,868
12/31/1996	21,003	19,868
01/31/1997	21,173	19,962
02/28/1997	21,253	20,007
03/31/1997	21,162	20,000
04/30/1997	21,414	20,163
05/31/1997	21,589	20,301
06/30/1997	21,753	20,440
07/31/1997	22,099	20,665
08/31/1997	22,081	20,684
09/30/1997	22,271	20,841
10/31/1997	22,432	20,996
11/30/1997	22,492	21,047
12/31/1997	22,661	21,191
01/31/1998	22,829	21,396
02/28/1998	22,902	21,415
03/31/1998	22,996	21,502
04/30/1998	23,113	21,603
05/31/1998	23,256	21,718
06/30/1998	23,307	21,831
07/31/1998	23,412	21,933
08/31/1998	23,499	22,209
09/30/1998	23,971	22,503
10/31/1998	23,930	22,613
11/30/1998	24,064	22,594
12/31/1998	24,206	22,673
01/31/1999	24,308	22,763
02/28/1999	24,174	22,652
03/31/1999	24,375	22,810
04/30/1999	24,497	22,883
05/31/1999	24,414	22,868
06/30/1999	24,421	22,940
07/31/1999	24,419	23,012
08/31/1999	24,431	23,079
09/30/1999	24,609	23,229
10/31/1999	24,705	23,291
11/30/1999	24,806	23,335
12/31/1999	24,849	23,368
01/31/2000	24,814	23,359
02/29/2000	24,987	23,515
03/31/2000	25,165	23,661
04/30/2000	25,215	23,722
05/31/2000	25,286	23,820
06/30/2000	25,584	24,067
07/31/2000	25,733	24,219
08/31/2000	26,013	24,398
09/30/2000	26,138	24,573
10/31/2000	26,133	24,705
11/30/2000	26,331	24,939
12/31/2000	26,674	25,236
01/31/2001	27,103	25,552
02/28/2001	27,230	25,718
03/31/2001	27,451	25,933
04/30/2001	27,525	26,002
05/31/2001	27,743	26,149
06/30/2001	27,806	26,238
07/31/2001	28,273	26,532
08/31/2001	28,440	26,685
09/30/2001	28,716	27,124
10/31/2001	29,081	27,380
11/30/2001	28,778	27,321
12/31/2001	28,715	27,331
01/31/2002	28,979	27,386
02/28/2002	29,208	27,519
03/31/2002	28,977	27,333
04/30/2002	29,360	27,638
05/31/2002	29,545	27,749
06/30/2002	29,639	27,982
07/31/2002	29,767	28,323
08/31/2002	30,062	28,420
09/30/2002	30,227	28,655
10/31/2002	30,375	28,720
11/30/2002	30,469	28,634
12/31/2002	30,817	28,903
01/31/2003	30,900	28,900
02/28/2003	31,156	29,020
03/31/2003	31,222	29,073
04/30/2003	31,378	29,128
05/31/2003	31,532	29,237
06/30/2003	31,617	29,282
07/31/2003	31,095	29,122
08/31/2003	31,219	29,142
09/30/2003	31,588	29,406
10/31/2003	31,442	29,297
11/30/2003	31,471	29,282
12/31/2003	31,631	29,452
01/31/2004	31,736	29,512
02/29/2004	31,898	29,653
03/31/2004	31,977	29,746
04/30/2004	31,718	29,459
05/31/2004	31,699	29,431
06/30/2004	31,744	29,429
07/31/2004	31,893	29,536
08/31/2004	32,157	29,740
09/30/2004	32,135	29,714
10/31/2004	32,276	29,804
11/30/2004	32,205	29,657
12/31/2004	32,286	29,719
01/31/2005	32,244	29,709
02/28/2005	32,192	29,641
03/31/2005	32,163	29,643

Sector Breakdown*

Short-Term Instruments	65.4%
U.S. Government Agencies	10.7%
U.S. Treasury Obligations	7.5%
Corporate Bonds & Notes	4.9%
Mortgage-Backed Securities	3.9%
Other	7.6%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  19

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D Shares returned 2.03% for the 12-month period ended March 31, 2005, underperforming the 2.67% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15% and 0.04%, respectively.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national munifunds with average maturities for 10 years or greater, was 2.03% for the 12-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AAA at the end of the period versus the benchmark’s average of AA1/AA2.

•	The Fund’s Class D SEC yield after fees at March 31, 2005 was 3.46%, or 5.32% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	Yields increased across the curve as 10-year AAA municipals increased by 0.41%, while 20-year yields remained constant and 30-year maturities increased 0.05%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities. Yield premiums tightened over the twelve-month reporting period as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/31/97)
PIMCO Municipal Bond Fund Class D	2.03%	5.97%	—	4.66%
Lehman Brothers General Municipal Bond Index	2.67%	6.58%	—	—
Lipper General Municipal Debt Fund Average	2.03%	5.67%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,014.20	$1,020.69
Expenses Paid During Period	$4.27	$4.28

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Municipal Bond D	Lehman Brothers General Municipal Bond Index
12/31/1997	10,000	10,000
01/31/1998	10,115	10,103
02/28/1998	10,065	10,106
03/31/1998	10,070	10,115
04/30/1998	10,001	10,070
05/31/1998	10,196	10,229
06/30/1998	10,228	10,269
07/31/1998	10,236	10,295
08/31/1998	10,423	10,454
09/30/1998	10,560	10,584
10/31/1998	10,535	10,584
11/30/1998	10,560	10,621
12/31/1998	10,569	10,648
01/31/1999	10,706	10,775
02/28/1999	10,635	10,728
03/31/1999	10,641	10,742
04/30/1999	10,659	10,769
05/31/1999	10,578	10,707
06/30/1999	10,381	10,553
07/31/1999	10,399	10,591
08/31/1999	10,287	10,506
09/30/1999	10,270	10,511
10/31/1999	10,136	10,397
11/30/1999	10,238	10,507
12/31/1999	10,139	10,429
01/31/2000	10,078	10,384
02/29/2000	10,182	10,504
03/31/2000	10,411	10,734
04/30/2000	10,358	10,670
05/31/2000	10,309	10,615
06/30/2000	10,541	10,896
07/31/2000	10,668	11,048
08/31/2000	10,834	11,218
09/30/2000	10,824	11,160
10/31/2000	10,924	11,281
11/30/2000	10,895	11,367
12/31/2000	11,143	11,648
01/31/2001	11,242	11,763
02/28/2001	11,406	11,800
03/31/2001	11,529	11,906
04/30/2001	11,374	11,777
05/31/2001	11,592	11,904
06/30/2001	11,706	11,984
07/31/2001	11,903	12,161
08/31/2001	12,176	12,361
09/30/2001	12,027	12,320
10/31/2001	12,094	12,467
11/30/2001	12,057	12,362
12/31/2001	11,964	12,245
01/31/2002	12,224	12,457
02/28/2002	12,456	12,607
03/31/2002	12,215	12,360
04/30/2002	12,453	12,602
05/31/2002	12,572	12,678
06/30/2002	12,699	12,812
07/31/2002	12,774	12,978
08/31/2002	12,794	13,133
09/30/2002	13,003	13,421
10/31/2002	12,750	13,198
11/30/2002	12,700	13,144
12/31/2002	12,910	13,421
01/31/2003	12,857	13,387
02/28/2003	12,997	13,574
03/31/2003	12,959	13,582
04/30/2003	13,011	13,672
05/31/2003	13,283	13,992
06/30/2003	13,232	13,933
07/31/2003	12,849	13,445
08/31/2003	12,914	13,545
09/30/2003	13,224	13,943
10/31/2003	13,257	13,873
11/30/2003	13,427	14,018
12/31/2003	13,549	14,134
01/31/2004	13,586	14,215
02/29/2004	13,772	14,429
03/31/2004	13,630	14,379
04/30/2004	13,410	14,038
05/31/2004	13,333	13,987
06/30/2004	13,366	14,038
07/31/2004	13,493	14,223
08/31/2004	13,683	14,508
09/30/2004	13,712	14,585
10/31/2004	13,782	14,710
11/30/2004	13,772	14,589
12/31/2004	13,900	14,767
01/31/2005	13,955	14,905
02/28/2005	13,963	14,856
03/31/2005	13,907	14,762

Regional Breakdown*

Illinois	10.4%
New Jersey	9.5%
Texas	9.4%
New York	7.7%
Wisconsin	5.7%
Other	57.3%

*	% of Total Investments as of March 31, 2005

20  PIMCO Funds Annual Report  |  03.31.05

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO New York Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class D Shares returned 2.17% for the 12-month period ended March 31, 2005, underperforming the 2.65% return of the Fund's benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York muni funds with average maturities of 10 years or more, was 2.07% for the 12-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA+ at the end of the period, similar to the benchmark’s average of AAA.

•	The Fund’s Class D SEC yield after fees at March 31, 2005 was 2.76%, or 4.82% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and effective New York City tax rate of 7.70%.

•	The New York Insured yield curve increased an average 0.32%. The 10-year New York Insured maturity increased 0.38% while the 20-year maturity decreased 0.05% and the 30-year remained flat.

•	Yield curve positioning was negative for performance, as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO NY Municipal Bond Fund Class D	2.17%	6.77%	—	6.36%
Lehman Brothers New York Insured Municipal Bond Index	2.65%	7.03%	—	—
Lipper New York Municipal Debt Fund Average	2.07%	5.83%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,014.20	$1,020.69
Expenses Paid During Period	$4.27	$4.28

Expenses are equal to the expense ratio of 0.85% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO NY Muni Bond D	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,036	9,987
10/31/1999	9,954	9,848
11/30/1999	10,041	9,986
12/31/1999	10,001	9,883
01/31/2000	9,951	9,826
02/29/2000	10,013	9,973
03/31/2000	10,171	10,227
04/30/2000	10,110	10,129
05/31/2000	10,073	10,058
06/30/2000	10,315	10,385
07/31/2000	10,430	10,522
08/31/2000	10,641	10,708
09/30/2000	10,656	10,642
10/31/2000	10,784	10,777
11/30/2000	10,849	10,871
12/31/2000	11,062	11,212
01/31/2001	11,210	11,308
02/28/2001	11,295	11,318
03/31/2001	11,435	11,442
04/30/2001	11,344	11,329
05/31/2001	11,651	11,462
06/30/2001	11,743	11,527
07/31/2001	11,965	11,705
08/31/2001	12,271	11,901
09/30/2001	11,863	11,794
10/31/2001	11,953	11,951
11/30/2001	11,837	11,848
12/31/2001	11,766	11,724
01/31/2002	11,951	11,967
02/28/2002	12,202	12,131
03/31/2002	12,131	11,886
04/30/2002	12,387	12,139
05/31/2002	12,580	12,198
06/30/2002	12,721	12,330
07/31/2002	12,781	12,501
08/31/2002	12,814	12,677
09/30/2002	13,066	13,011
10/31/2002	12,908	12,807
11/30/2002	12,928	12,741
12/31/2002	13,076	13,036
01/31/2003	13,012	12,998
02/28/2003	13,115	13,191
03/31/2003	13,140	13,210
04/30/2003	13,181	13,340
05/31/2003	13,492	13,671
06/30/2003	13,477	13,591
07/31/2003	12,999	13,059
08/31/2003	13,134	13,175
09/30/2003	13,440	13,571
10/31/2003	13,414	13,494
11/30/2003	13,560	13,643
12/31/2003	13,672	13,764
01/31/2004	13,745	13,849
02/29/2004	13,942	14,062
03/31/2004	13,811	13,990
04/30/2004	13,540	13,642
05/31/2004	13,483	13,603
06/30/2004	13,518	13,641
07/31/2004	13,647	13,832
08/31/2004	13,850	14,102
09/30/2004	13,913	14,187
10/31/2004	13,989	14,322
11/30/2004	13,922	14,186
12/31/2004	14,129	14,374
01/31/2005	14,214	14,523
02/28/2005	14,167	14,465
03/31/2005	14,111	14,361

Regional Breakdown*

New York	88.2%
Puerto Rico	6.8%
Other	5.0%

*	% of Total Investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  21

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the 12-month period ended March 31, 2005, the Fund’s Class D Shares returned 3.00%, outperforming the 2.82% return of the benchmark Lehman Brothers U.S. TIPS Index.

•	For the 12-month period, 10-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The 12-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 7.02 years on March 31, 2005, compared to a duration of 6.38 years for the benchmark.

•	Shorter-than-Benchmark duration from TIPS over the first six months of the period contributed to performance, as real yields rose 0.29% for 10-year maturities.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance, as nominal yields rose 0.65% for 10-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative to performance, as the real yield curve flattened 0.86% during the 12-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period whereas U.S. yields rose.

•	An allocation to high quality emerging market bonds (Mexico and Russia) was positive to performance, as spreads on emerging market debt narrowed during the 12-month period and the JP Morgan EMBI Global Index returned 6.69%.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (01/29/97)
PIMCO Real Return Fund Class D	3.00%	9.84%	—	8.23%
Lehman Brothers U.S. TIPS Index	2.82%	9.84%	—	—
Lipper Treasury Inflation Protected Securities Fund Average	2.24%	7.91%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,024.20	$1,020.44
Expenses Paid During Period	$4.54	$4.53

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Real Return D	Lehman Brothers: U.S. TIPS Index
01/31/1997	10,000	10,000
02/28/1997	10,031	10,033
03/31/1997	9,938	9,896
04/30/1997	9,996	9,956
05/31/1997	10,053	10,010
06/30/1997	10,028	9,978
07/31/1997	10,149	10,072
08/31/1997	10,167	10,103
09/30/1997	10,183	10,123
10/31/1997	10,308	10,227
11/30/1997	10,359	10,284
12/31/1997	10,302	10,241
01/31/1998	10,359	10,291
02/28/1998	10,344	10,282
03/31/1998	10,364	10,277
04/30/1998	10,417	10,315
05/31/1998	10,456	10,388
06/30/1998	10,489	10,414
07/31/1998	10,566	10,463
08/31/1998	10,570	10,486
09/30/1998	10,812	10,697
10/31/1998	10,865	10,721
11/30/1998	10,846	10,710
12/31/1998	10,796	10,646
01/31/1999	10,951	10,769
02/28/1999	10,923	10,693
03/31/1999	10,985	10,689
04/30/1999	11,163	10,760
05/31/1999	11,240	10,834
06/30/1999	11,223	10,841
07/31/1999	11,239	10,835
08/31/1999	11,293	10,854
09/30/1999	11,337	10,896
10/31/1999	11,355	10,918
11/30/1999	11,439	10,984
12/31/1999	11,369	10,896
01/31/2000	11,434	10,945
02/29/2000	11,514	11,047
03/31/2000	11,857	11,369
04/30/2000	12,004	11,520
05/31/2000	11,967	11,490
06/30/2000	12,123	11,635
07/31/2000	12,215	11,734
08/31/2000	12,327	11,821
09/30/2000	12,425	11,883
10/31/2000	12,554	12,026
11/30/2000	12,735	12,201
12/31/2000	12,851	12,332
01/31/2001	13,176	12,590
02/28/2001	13,417	12,803
03/31/2001	13,517	12,926
04/30/2001	13,617	12,998
05/31/2001	13,793	13,152
06/30/2001	13,774	13,136
07/31/2001	13,994	13,355
08/31/2001	14,029	13,374
09/30/2001	14,105	13,451
10/31/2001	14,415	13,770
11/30/2001	14,084	13,464
12/31/2001	13,912	13,306
01/31/2002	13,976	13,385
02/28/2002	14,202	13,588
03/31/2002	14,090	13,504
04/30/2002	14,504	13,873
05/31/2002	14,749	14,093
06/30/2002	14,950	14,293
07/31/2002	15,176	14,528
08/31/2002	15,734	15,049
09/30/2002	16,084	15,428
10/31/2002	15,595	15,016
11/30/2002	15,637	15,005
12/31/2002	16,214	15,510
01/31/2003	16,300	15,627
02/28/2003	16,857	16,212
03/31/2003	16,552	15,949
04/30/2003	16,516	15,908
05/31/2003	17,315	16,663
06/30/2003	17,163	16,493
07/31/2003	16,349	15,731
08/31/2003	16,669	16,013
09/30/2003	17,271	16,543
10/31/2003	17,311	16,633
11/30/2003	17,321	16,643
12/31/2003	17,512	16,813
01/31/2004	17,710	17,006
02/29/2004	18,126	17,398
03/31/2004	18,411	17,677
04/30/2004	17,562	16,819
05/31/2004	17,841	17,122
06/30/2004	17,845	17,130
07/31/2004	18,039	17,290
08/31/2004	18,485	17,753
09/30/2004	18,512	17,788
10/31/2004	18,716	17,966
11/30/2004	18,729	17,923
12/31/2004	19,034	18,236
01/31/2005	18,972	18,237
02/28/2005	18,917	18,159
03/31/2005	18,962	18,176

Sector Breakdown*

U.S. Treasury Obligations	89.7%
Short-Term Instruments	2.6%
Foreign Currency-Denominated Issues	2.3%
Other	5.4%

*	% of total investments as of March 31, 2005

22  PIMCO Funds Annual Report  |  03.31.05

A REAL RETURN STRATEGY FUND

PIMCO RealEstateRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•	For the 12-month period ended March 31, 2005, the Fund’s Class D Shares returned 10.13%, slightly underperforming the 10.27% return of the benchmark Dow Jones Wilshire Real Estate Investment Trust Index.

•	Although Real Estate Investment Trust displayed some volatility over the 12-month period, the sector performed well overall. Relatively stable interest rates in the middle part of the period, coupled with modestly improving real estate fundamentals, attracted investors in search of yield to the sector.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the 12-month period, 10-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The 12-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 9.05 years on March 31, 2005, compared to a duration of 8.32 years for the Lehman Brothers U.S. TIPS 5+ Index.

•	Longer-than-benchmark duration from TIPS throughout most of the 12-month period was negative to performance, as real yields rose 0.32% for 10-year maturities.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period, whereas U.S. yields rose.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class D	10.13%	—	—	28.26%
Dow Jones Wilshire Real Estate Investment Trust Index	10.27%	—	—	—
Lipper Real Estate Fund Average	10.10%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,088.10	$1,018.75
Expenses Paid During Period	$6.46	$6.24

Expenses are equal to the expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO RealEstateRealReturn Strategy D	Wilshire Real Estate Investment Trust Index
10/31/2003	10,000	10,000
11/30/2003	10,446	10,436
12/31/2003	10,861	10,768
01/31/2004	11,435	11,199
02/29/2004	11,904	11,383
03/31/2004	12,814	12,067
04/30/2004	10,274	10,302
05/31/2004	11,249	11,089
06/30/2004	11,574	11,414
07/31/2004	11,692	11,473
08/31/2004	13,006	12,420
09/30/2004	12,966	12,361
10/31/2004	13,765	13,047
11/30/2004	14,355	13,632
12/31/2004	15,373	14,340
01/31/2005	13,971	13,080
02/28/2005	14,322	13,491
03/31/2005	14,108	13,306

Sector Breakdown*

U.S. Treasury Obligations**	90.3%
Short-Term Instruments	6.4%
Foreign Currency-Denominated Issues	1.2%
Other	2.1%

*	% of total investments as of March 31, 2005.
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for real estate-linked derivative positions.

PIMCO Funds Annual Report  |  03.31.05  23

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D Shares returned 0.22% for the 12-month period ended March 31, 2005 underperforming the 0.47% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short-Term Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 to 5 years, was 0.33% for the 12-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA at the end of the period, similar to the benchmark’s average of AAA.

•	The Fund’s Class D SEC yield after fees at March 31, 2005 was 2.78%, or 4.28% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	Yields increased across the curve as 2-, 5- and 10-year AAA municipals increased 1.35%, 0.89%, and 0.41%, respectively.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the twelve-month reporting period as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO Short Duration Municipal Bond Fund Class D	0.22%	2.75%	—	2.81%
Lehman Brothers 1-Year Municipal Bond Index	0.47%	3.30%	—	—
Lipper Short Municipal Debt Fund Average	0.33%	3.20%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$999.90	$1,021.19
Expenses Paid During Period	$3.74	$3.78

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Short-Duration Municipal Income D	Lehman Brothers 1- Year Municipal Bond Index
08/31/1999	10,000	10,000
09/30/1999	10,027	10,034
10/31/1999	10,047	10,056
11/30/1999	10,076	10,087
12/31/1999	10,099	10,095
01/31/2000	10,137	10,133
02/29/2000	10,152	10,164
03/31/2000	10,195	10,208
04/30/2000	10,207	10,232
05/31/2000	10,222	10,249
06/30/2000	10,288	10,333
07/31/2000	10,339	10,391
08/31/2000	10,396	10,444
09/30/2000	10,445	10,467
10/31/2000	10,512	10,517
11/30/2000	10,537	10,556
12/31/2000	10,644	10,635
01/31/2001	10,700	10,761
02/28/2001	10,748	10,796
03/31/2001	10,786	10,852
04/30/2001	10,779	10,873
05/31/2001	10,842	10,949
06/30/2001	10,917	10,992
07/31/2001	10,973	11,041
08/31/2001	11,077	11,108
09/30/2001	11,057	11,162
10/31/2001	11,102	11,211
11/30/2001	11,114	11,221
12/31/2001	11,130	11,249
01/31/2002	11,185	11,340
02/28/2002	11,236	11,381
03/31/2002	11,206	11,302
04/30/2002	11,268	11,387
05/31/2002	11,316	11,437
06/30/2002	11,342	11,493
07/31/2002	11,346	11,536
08/31/2002	11,369	11,574
09/30/2002	11,381	11,600
10/31/2002	11,322	11,583
11/30/2002	11,354	11,608
12/31/2002	11,413	11,682
01/31/2003	11,444	11,709
02/28/2003	11,467	11,739
03/31/2003	11,442	11,739
04/30/2003	11,428	11,752
05/31/2003	11,492	11,790
06/30/2003	11,493	11,805
07/31/2003	11,452	11,801
08/31/2003	11,479	11,816
09/30/2003	11,562	11,871
10/31/2003	11,591	11,858
11/30/2003	11,641	11,870
12/31/2003	11,657	11,883
01/31/2004	11,663	11,908
02/29/2004	11,738	11,950
03/31/2004	11,653	11,951
04/30/2004	11,626	11,923
05/31/2004	11,609	11,904
06/30/2004	11,608	11,916
07/31/2004	11,656	11,962
08/31/2004	11,680	12,013
09/30/2004	11,680	12,006
10/31/2004	11,669	12,006
11/30/2004	11,693	11,991
12/31/2004	11,705	12,009
01/31/2005	11,649	12,019
02/28/2005	11,685	12,017
03/31/2005	11,677	12,008

Regional Breakdown*

New York	12.6%
Texas	10.3%
Washington	8.9%
Michigan	7.6%
Illinois	7.5%
Other	53.1%

*	% of Total Investments as of March 31, 2005

24  PIMCO Funds Annual Report  |  03.31.05

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D Shares returned 1.20% for the 12-month period ended March 31, 2005, underperforming the Citigroup 3 Month Treasury Bill Index return of 1.58% for the same period.

•	Above-Benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets and spreads narrowed considerably.

•	A corporate emphasis was slightly positive, as security selection added to returns even though spreads widened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value as improving credit fundamentals boosted demand and spreads narrowed.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe. Three-month rates increased slightly while intermediate five-year rates fell.

•	Real return bond holdings were positive, as nominal yields rose more than real yields.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/07/87)
PIMCO Short-Term Fund Class D	1.20%	3.46%	4.91%	5.34%
Citigroup 3 Month Treasury Bill Index	1.58%	2.64%	3.91%	—
Lipper Ultra-Short Obligations Fund Average	1.09%	3.34%	4.53%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,008.10	$1,021.19
Expenses Paid During Period	$3.75	$3.78

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Short Term D	Citigroup 3 Month Treasury Bill Index
10/31/1987	10,000	10,000
11/30/1987	10,056	10,048
12/31/1987	10,114	10,095
01/31/1988	10,181	10,142
02/29/1988	10,222	10,190
03/31/1988	10,276	10,238
04/30/1988	10,330	10,287
05/31/1988	10,386	10,340
06/30/1988	10,443	10,395
07/31/1988	10,495	10,452
08/31/1988	10,560	10,513
09/30/1988	10,627	10,576
10/31/1988	10,718	10,640
11/30/1988	10,787	10,707
12/31/1988	10,849	10,777
01/31/1989	10,925	10,850
02/28/1989	11,000	10,926
03/31/1989	11,093	11,005
04/30/1989	11,176	11,087
05/31/1989	11,275	11,170
06/30/1989	11,358	11,248
07/31/1989	11,452	11,326
08/31/1989	11,511	11,403
09/30/1989	11,588	11,477
10/31/1989	11,695	11,555
11/30/1989	11,771	11,630
12/31/1989	11,837	11,707
01/31/1990	11,892	11,784
02/28/1990	11,964	11,855
03/31/1990	12,042	11,934
04/30/1990	12,090	12,012
05/31/1990	12,202	12,094
06/30/1990	12,280	12,172
07/31/1990	12,364	12,253
08/31/1990	12,428	12,333
09/30/1990	12,509	12,408
10/31/1990	12,603	12,486
11/30/1990	12,702	12,560
12/31/1990	12,803	12,634
01/31/1991	12,893	12,706
02/28/1991	12,962	12,768
03/31/1991	13,020	12,834
04/30/1991	13,100	12,896
05/31/1991	13,172	12,959
06/30/1991	13,219	13,019
07/31/1991	13,296	13,081
08/31/1991	13,379	13,142
09/30/1991	13,452	13,201
10/31/1991	13,528	13,259
11/30/1991	13,561	13,311
12/31/1991	13,615	13,361
01/31/1992	13,665	13,407
02/29/1992	13,691	13,449
03/31/1992	13,716	13,495
04/30/1992	13,772	13,539
05/31/1992	13,814	13,583
06/30/1992	13,868	13,625
07/31/1992	13,923	13,666
08/31/1992	13,958	13,705
09/30/1992	13,994	13,739
10/31/1992	14,008	13,774
11/30/1992	14,025	13,808
12/31/1992	14,066	13,845
01/31/1993	14,112	13,882
02/28/1993	14,149	13,914
03/31/1993	14,214	13,949
04/30/1993	14,262	13,983
05/31/1993	14,318	14,019
06/30/1993	14,374	14,054
07/31/1993	14,425	14,091
08/31/1993	14,463	14,127
09/30/1993	14,499	14,163
10/31/1993	14,550	14,199
11/30/1993	14,604	14,235
12/31/1993	14,672	14,273
01/31/1994	14,697	14,310
02/28/1994	14,713	14,345
03/31/1994	14,690	14,385
04/30/1994	14,713	14,428
05/31/1994	14,724	14,476
06/30/1994	14,791	14,525
07/31/1994	14,861	14,578
08/31/1994	14,919	14,632
09/30/1994	14,935	14,687
10/31/1994	14,974	14,747
11/30/1994	14,986	14,809
12/31/1994	15,050	14,878
01/31/1995	15,126	14,947
02/28/1995	15,265	15,013
03/31/1995	15,298	15,087
04/30/1995	15,462	15,159
05/31/1995	15,618	15,234
06/30/1995	15,670	15,306
07/31/1995	15,764	15,380
08/31/1995	15,836	15,453
09/30/1995	15,984	15,523
10/31/1995	16,099	15,594
11/30/1995	16,248	15,663
12/31/1995	16,386	15,734
01/31/1996	16,465	15,805
02/29/1996	16,495	15,870
03/31/1996	16,548	15,937
04/30/1996	16,625	16,003
05/31/1996	16,712	16,071
06/30/1996	16,804	16,139
07/31/1996	16,851	16,209
08/31/1996	16,957	16,280
09/30/1996	17,120	16,350
10/31/1996	17,257	16,421
11/30/1996	17,412	16,490
12/31/1996	17,480	16,561
01/31/1997	17,583	16,633
02/28/1997	17,662	16,698
03/31/1997	17,671	16,770
04/30/1997	17,772	16,842
05/31/1997	17,900	16,916
06/30/1997	18,018	16,987
07/31/1997	18,158	17,061
08/31/1997	18,213	17,134
09/30/1997	18,335	17,207
10/31/1997	18,377	17,282
11/30/1997	18,460	17,355
12/31/1997	18,563	17,430
01/31/1998	18,673	17,507
02/28/1998	18,738	17,576
03/31/1998	18,863	17,654
04/30/1998	18,950	17,729
05/31/1998	19,036	17,806
06/30/1998	19,100	17,879
07/31/1998	19,215	17,955
08/31/1998	19,223	18,031
09/30/1998	19,351	18,105
10/31/1998	19,425	18,178
11/30/1998	19,491	18,245
12/31/1998	19,573	18,312
01/31/1999	19,649	18,380
02/28/1999	19,730	18,443
03/31/1999	19,870	18,514
04/30/1999	19,961	18,582
05/31/1999	19,965	18,653
06/30/1999	20,035	18,723
07/31/1999	20,105	18,796
08/31/1999	20,171	18,870
09/30/1999	20,262	18,944
10/31/1999	20,360	19,021
11/30/1999	20,455	19,098
12/31/1999	20,537	19,180
01/31/2000	20,584	19,264
02/29/2000	20,704	19,346
03/31/2000	20,838	19,437
04/30/2000	20,915	19,528
05/31/2000	21,028	19,624
06/30/2000	21,159	19,716
07/31/2000	21,269	19,811
08/31/2000	21,403	19,909
09/30/2000	21,527	20,008
10/31/2000	21,622	20,113
11/30/2000	21,797	20,216
12/31/2000	21,971	20,322
01/31/2001	22,123	20,427
02/28/2001	22,269	20,515
03/31/2001	22,369	20,606
04/30/2001	22,434	20,685
05/31/2001	22,609	20,760
06/30/2001	22,647	20,827
07/31/2001	22,803	20,892
08/31/2001	22,883	20,956
09/30/2001	22,986	21,016
10/31/2001	23,071	21,071
11/30/2001	23,104	21,116
12/31/2001	23,143	21,153
01/31/2002	23,194	21,186
02/28/2002	23,222	21,214
03/31/2002	23,219	21,246
04/30/2002	23,270	21,276
05/31/2002	23,324	21,308
06/30/2002	23,305	21,338
07/31/2002	23,193	21,369
08/31/2002	23,346	21,400
09/30/2002	23,400	21,429
10/31/2002	23,459	21,459
11/30/2002	23,658	21,487
12/31/2002	23,736	21,512
01/31/2003	23,836	21,536
02/28/2003	23,950	21,556
03/31/2003	23,988	21,577
04/30/2003	24,072	21,598
05/31/2003	24,133	21,619
06/30/2003	24,162	21,639
07/31/2003	24,075	21,657
08/31/2003	24,103	21,675
09/30/2003	24,226	21,692
10/31/2003	24,209	21,709
11/30/2003	24,212	21,726
12/31/2003	24,280	21,743
01/31/2004	24,302	21,761
02/29/2004	24,367	21,777
03/31/2004	24,416	21,794
04/30/2004	24,365	21,811
05/31/2004	24,384	21,828
06/30/2004	24,406	21,846
07/31/2004	24,433	21,867
08/31/2004	24,482	21,890
09/30/2004	24,509	21,916
10/31/2004	24,563	21,946
11/30/2004	24,595	21,977
12/31/2004	24,636	22,013
01/31/2005	24,673	22,053
02/28/2005	24,686	22,091
03/31/2005	24,708	22,138

Sector Breakdown*

Short-Term Instruments	59.1%
U.S. Government Agencies	16.6%
Corporate Bonds & Notes	12.6%
Other	11.7%

*	% of total investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  25

AN INDEXPLUS FUND

PIMCO StocksPLUS Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed income instruments.

•	For the 12-month period ended March 31, 2005, the S&P 500 Index delivered a total return of 6.69%. The Fund’s Class D shares underperformed the Index, posting a total return of 5.32% for the same period.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty

•	The increase in short-term U.S. rates detracted from performance although the incremental yield from a longer relative duration partially offset this significant negative price impact.

•	Exposure to European interest rates, with an emphasis on the short end of the yield curve, boosted relative returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Real return holdings enhanced overall performance, as real yields increased less than nominal yields and break-even inflation levels widened.

•	Other strategies including holdings of mortgage-backed securities, corporate bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/13/93)
PIMCO StocksPLUS Fund Class D	5.32%	–2.89%	10.73%	10.85%
S&P 500 Index	6.69%	–3.16%	10.79%	—
Lipper Large-Cap Core Fund Average	4.02%	–4.47%	8.87%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the value of shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,062.10	$1,019.70
Expenses Paid During Period	$5.40	$5.29

Expenses are equal to the expense ratio of 1.05% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO StocksPLUS D	S&P 500 Index
05/31/1993	10,000	10,000
06/30/1993	10,054	10,029
07/31/1993	10,025	9,989
08/31/1993	10,411	10,368
09/30/1993	10,301	10,288
10/31/1993	10,526	10,501
11/30/1993	10,409	10,401
12/31/1993	10,585	10,527
01/31/1994	10,939	10,885
02/28/1994	10,595	10,589
03/31/1994	10,123	10,128
04/30/1994	10,248	10,258
05/31/1994	10,437	10,426
06/30/1994	10,207	10,170
07/31/1994	10,600	10,504
08/31/1994	11,078	10,935
09/30/1994	10,891	10,668
10/31/1994	11,064	10,907
11/30/1994	10,719	10,510
12/31/1994	10,857	10,666
01/31/1995	11,155	10,943
02/28/1995	11,650	11,369
03/31/1995	11,964	11,705
04/30/1995	12,349	12,049
05/31/1995	12,903	12,531
06/30/1995	13,183	12,822
07/31/1995	13,586	13,247
08/31/1995	13,679	13,280
09/30/1995	14,255	13,841
10/31/1995	14,232	13,791
11/30/1995	14,912	14,397
12/31/1995	15,185	14,674
01/31/1996	15,726	15,174
02/29/1996	15,767	15,314
03/31/1996	15,975	15,462
04/30/1996	16,174	15,690
05/31/1996	16,530	16,094
06/30/1996	16,687	16,156
07/31/1996	15,903	15,442
08/31/1996	16,237	15,768
09/30/1996	17,182	16,655
10/31/1996	17,726	17,114
11/30/1996	19,038	18,408
12/31/1996	18,619	18,043
01/31/1997	19,761	19,171
02/28/1997	19,907	19,321
03/31/1997	18,999	18,527
04/30/1997	20,172	19,633
05/31/1997	21,444	20,828
06/30/1997	22,332	21,761
07/31/1997	24,168	23,493
08/31/1997	22,851	22,177
09/30/1997	24,037	23,392
10/31/1997	23,258	22,610
11/30/1997	24,204	23,657
12/31/1997	24,640	24,063
01/31/1998	24,975	24,329
02/28/1998	26,649	26,084
03/31/1998	27,970	27,420
04/30/1998	28,309	27,695
05/31/1998	27,734	27,219
06/30/1998	28,816	28,325
07/31/1998	28,496	28,023
08/31/1998	24,133	23,972
09/30/1998	25,972	25,507
10/31/1998	28,021	27,582
11/30/1998	29,610	29,254
12/31/1998	31,470	30,940
01/31/1999	32,524	32,233
02/28/1999	31,425	31,232
03/31/1999	32,735	32,481
04/30/1999	34,041	33,739
05/31/1999	33,146	32,943
06/30/1999	35,058	34,771
07/31/1999	33,901	33,685
08/31/1999	33,715	33,518
09/30/1999	32,953	32,600
10/31/1999	35,049	34,663
11/30/1999	35,610	35,367
12/31/1999	37,625	37,451
01/31/2000	35,672	35,570
02/29/2000	35,102	34,896
03/31/2000	38,401	38,310
04/30/2000	37,203	37,157
05/31/2000	36,411	36,394
06/30/2000	37,314	37,292
07/31/2000	36,817	36,708
08/31/2000	39,266	38,988
09/30/2000	37,110	36,930
10/31/2000	36,917	36,774
11/30/2000	34,115	33,875
12/31/2000	34,419	34,040
01/31/2001	35,733	35,248
02/28/2001	32,417	32,034
03/31/2001	30,236	30,005
04/30/2001	32,567	32,336
05/31/2001	32,896	32,553
06/30/2001	32,129	31,761
07/31/2001	31,888	31,448
08/31/2001	29,867	29,479
09/30/2001	27,334	27,099
10/31/2001	27,998	27,616
11/30/2001	29,810	29,734
12/31/2001	30,051	29,995
01/31/2002	29,687	29,557
02/28/2002	29,233	28,987
03/31/2002	30,306	30,077
04/30/2002	28,567	28,254
05/31/2002	28,352	28,046
06/30/2002	26,368	26,048
07/31/2002	24,140	24,018
08/31/2002	24,567	24,176
09/30/2002	21,911	21,549
10/31/2002	23,925	23,446
11/30/2002	25,298	24,824
12/31/2002	23,980	23,366
01/31/2003	23,452	22,754
02/28/2003	23,173	22,412
03/31/2003	23,421	22,629
04/30/2003	25,281	24,495
05/31/2003	26,644	25,785
06/30/2003	26,947	26,113
07/31/2003	27,290	26,574
08/31/2003	27,849	27,092
09/30/2003	27,640	26,804
10/31/2003	29,119	28,321
11/30/2003	29,369	28,570
12/31/2003	30,944	30,068
01/31/2004	31,494	30,620
02/29/2004	31,979	31,046
03/31/2004	31,484	30,577
04/30/2004	30,816	30,097
05/31/2004	31,183	30,510
06/30/2004	31,779	31,104
07/31/2004	30,736	30,074
08/31/2004	30,905	30,196
09/30/2004	31,220	30,523
10/31/2004	31,736	30,989
11/30/2004	32,970	32,243
12/31/2004	34,075	33,340
01/31/2005	33,202	32,528
02/28/2005	33,830	33,212
03/31/2005	33,160	32,624

Sector Breakdown*

Short-Term Instruments**	53.0%
Corporate Bonds & Notes	11.4%
Foreign Currency-Denominated Issues	9.3%
U.S. Treasury Obligations	8.2%
U.S. Government Agencies	6.6%
Mortgage-Backed Securities	5.0%
Other	6.5%

*	% of total investments as of March 31, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

26  PIMCO Funds Annual Report  |  03.31.05

AN INDEXPLUS FUND

PIMCO StocksPLUS Total Return Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed income instruments.

•	For the 12-month period ended March 31, 2005 the S&P 500 Index delivered a total return of 6.69%. The Fund’s Class D Shares underperformed the S&P 500 Index by posting a total return of 6.20% for the same period.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Europe helped performance, as rates were more stable in Europe than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (06/28/02)
PIMCO StocksPLUS Total Return Fund Class D	6.20%	—	—	11.39%
S&P 500 Index	6.69%	—	—	—
Lipper Large-Cap Core Fund Average	4.02%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,058.70	$1,019.00
Expenses Paid During Period	$6.11	$5.99

Expenses are equal to the expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO StocksPLUS Total Return D	S&P 500 Index
06/30/2002	10,000	10,000
07/31/2002	9,376	9,221
08/31/2002	9,473	9,282
09/30/2002	8,514	8,273
10/31/2002	9,254	9,001
11/30/2002	9,803	9,530
12/31/2002	9,453	8,970
01/31/2003	9,116	8,735
02/28/2003	9,092	8,604
03/31/2003	9,186	8,688
04/30/2003	9,950	9,404
05/31/2003	10,643	9,899
06/30/2003	10,768	10,025
07/31/2003	10,845	10,202
08/31/2003	11,047	10,401
09/30/2003	11,006	10,291
10/31/2003	11,591	10,873
11/30/2003	11,632	10,968
12/31/2003	12,301	11,544
01/31/2004	12,573	11,755
02/29/2004	12,834	11,919
03/31/2004	12,677	11,739
04/30/2004	12,291	11,555
05/31/2004	12,469	11,713
06/30/2004	12,717	11,941
07/31/2004	12,371	11,546
08/31/2004	12,591	11,593
09/30/2004	12,717	11,718
10/31/2004	12,969	11,897
11/30/2004	13,419	12,379
12/31/2004	13,914	12,800
01/31/2005	13,566	12,488
02/28/2005	13,773	12,751
03/31/2005	13,464	12,525

Sector Breakdown*

Short-Term Instruments**	55.1%
U.S. Government Agencies	22.8%
U.S. Treasury Obligations	8.1%
Asset-Backed Securities	4.0%
Other	10.0%

*	% of total investments as of March 31, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Annual Report  |  03.31.05  27

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage TBA securities).

•	The Fund’s Class D Shares slightly outperformed the Lehman Brothers Mortgage Index for the 12-month period ended March 31, 2005, returning 2.67%, versus the 2.61% return of the Index.

•	The Fund’s duration was below the Index for the 12-month period, given longer-term risks of inflation and rate increases, which was positive to performance as interest rates generally rose over the period.

•	An underweight to 30-year Conventional (FHLMC & FNMA) issues was negative as these issues outperformed their GNMA counterparts.

•	An underweight to GNMA 30-year issues for most of the period was positive for returns, as these securities underperformed FNMA and FHLMC securities.

•	Near-Index exposure to 15-year MBS was neutral for returns.

•	An allocation to high quality asset-backed securities helped performance, as these issues posted strong risk-adjusted returns during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class D	2.67%	7.21%	—	6.76%
Lehman Brothers Mortgage Index	2.61%	6.82%	—	—
Lipper U.S. Mortgage Fund Average	1.53%	5.92%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.10	$1,020.44
Expenses Paid During Period	$4.51	$4.53

Expenses are equal to the expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Total Return Mortgage D	Lehman Brothers Mortgage Index
07/31/1997	10,000	10,000
08/31/1997	10,007	9,976
09/30/1997	10,162	10,103
10/31/1997	10,310	10,215
11/30/1997	10,356	10,248
12/31/1997	10,475	10,342
01/31/1998	10,587	10,445
02/28/1998	10,604	10,467
03/31/1998	10,641	10,511
04/30/1998	10,711	10,571
05/31/1998	10,801	10,641
06/30/1998	10,869	10,692
07/31/1998	10,910	10,746
08/31/1998	11,038	10,843
09/30/1998	11,160	10,974
10/31/1998	11,113	10,960
11/30/1998	11,159	11,014
12/31/1998	11,187	11,061
01/31/1999	11,253	11,140
02/28/1999	11,192	11,096
03/31/1999	11,262	11,171
04/30/1999	11,315	11,222
05/31/1999	11,252	11,159
06/30/1999	11,237	11,120
07/31/1999	11,193	11,045
08/31/1999	11,184	11,044
09/30/1999	11,324	11,223
10/31/1999	11,386	11,288
11/30/1999	11,439	11,294
12/31/1999	11,411	11,267
01/31/2000	11,335	11,169
02/29/2000	11,502	11,298
03/31/2000	11,653	11,422
04/30/2000	11,611	11,430
05/31/2000	11,603	11,435
06/30/2000	11,817	11,680
07/31/2000	11,931	11,755
08/31/2000	12,126	11,933
09/30/2000	12,245	12,056
10/31/2000	12,327	12,143
11/30/2000	12,523	12,326
12/31/2000	12,759	12,524
01/31/2001	12,957	12,719
02/28/2001	13,075	12,792
03/31/2001	13,135	12,866
04/30/2001	13,127	12,884
05/31/2001	13,252	12,970
06/30/2001	13,294	12,997
07/31/2001	13,587	13,228
08/31/2001	13,706	13,345
09/30/2001	13,901	13,545
10/31/2001	14,114	13,732
11/30/2001	14,012	13,605
12/31/2001	13,978	13,554
01/31/2002	14,115	13,679
02/28/2002	14,264	13,835
03/31/2002	14,111	13,688
04/30/2002	14,380	13,948
05/31/2002	14,462	14,049
06/30/2002	14,597	14,165
07/31/2002	14,782	14,327
08/31/2002	14,924	14,440
09/30/2002	15,027	14,543
10/31/2002	15,072	14,598
11/30/2002	15,081	14,588
12/31/2002	15,241	14,740
01/31/2003	15,279	14,776
02/28/2003	15,376	14,875
03/31/2003	15,391	14,876
04/30/2003	15,462	14,939
05/31/2003	15,519	14,951
06/30/2003	15,572	14,975
07/31/2003	15,170	14,695
08/31/2003	15,420	14,799
09/30/2003	15,652	15,052
10/31/2003	15,639	14,999
11/30/2003	15,664	15,031
12/31/2003	15,822	15,192
01/31/2004	15,905	15,287
02/29/2004	16,035	15,416
03/31/2004	16,081	15,484
04/30/2004	15,831	15,208
05/31/2004	15,801	15,175
06/30/2004	15,917	15,309
07/31/2004	16,105	15,446
08/31/2004	16,328	15,685
09/30/2004	16,362	15,708
10/31/2004	16,468	15,835
11/30/2004	16,414	15,795
12/31/2004	16,537	15,907
01/31/2005	16,634	15,991
02/28/2005	16,561	15,917
03/31/2005	16,510	15,888

Sector Breakdown*

U.S. Government Agencies	70.8%
Short-Term Instruments	16.4%
Asset-Backed Securities	7.5%
Mortgage-Backed Securities	5.3%

*	% of total investments as of March 31, 2005

28  PIMCO Funds Annual Report  |  03.31.05

Schedule of Investments

All Asset Fund (a)

March 31, 2005

	Shares	Value (000s)
PIMCO FUNDS (b) 99.1%

CommodityRealReturn Strategy	24,395,225	$397,398
Convertible	3,543,629	42,311
Emerging Markets Bond	65,655,803	694,638
European Convertible	8,749,787	108,410
Floating Income	51,962,351	528,457
Foreign Bond (Unhedged)	35,066,195	379,767
GNMA	33,921,112	373,471
High Yield	38,617,680	374,592
International StocksPLUS TR Strategy	18,776,276	195,837
Long-Term U.S. Government	9,740,995	104,911
Low Duration	1,093,935	11,060
Real Return	41,134,055	469,751
Real Return Asset	41,155,235	494,686
RealEstateRealReturn Strategy	36,940,067	343,912
StocksPLUS	23,256,754	225,358
StocksPLUS Total Return	20,653,230	255,480
Total Return	27,264,370	288,184
Total Return Mortgage	35,112,375	372,893

Total Investments 99.1% (Cost $5,601,197)		$5,661,116

Other Assets and Liabilities (Net) 0.9%		49,349

Net Assets 100.0%		$5,710,465

Notes to Schedule of Investments:

(a)	The Fund is investing in shares of affiliated Funds.
(b)	Institutional Class shares of each PIMCO Fund.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  29

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.1%

Arkansas 0.8%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$1,000	$1,035

California 71.5%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,211
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	152
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	487
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,054
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,069
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	181
4.000% due 08/01/2012	225	232
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	147
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	372
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	104
California Housing Finance Agency Revenue Bonds, Series 2000
2.180% due 08/01/2015 (a)	1,000	1,000
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	780	852
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2011	500	543
5.000% due 07/01/2012	375	407
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.100% due 04/01/2017 (a)	100	100
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Bonds, Series 2004
14.925% due 07/01/2008 (a)	2,000	2,628
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,002
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,087
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (f)	1,300	1,365
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,040
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,073
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,039
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	2,400	2,321
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,026
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	515
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,022
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,561
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	706
5.375% due 09/01/2017	800	812
Chaffey, California Unified High School District General Obligation Bonds, Series 2005
5.000% due 08/01/2011	475	519
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	502
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,057
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,019
Desert Sands, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2009	700	755
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	6,325	6,371
Goleta, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
4.500% due 12/01/2010	1,315	1,403
Irvine, California Improvement General Obligation Bonds, Series 2025
2.240% due 09/02/2025 (a)	349	349
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	210
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	339
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,634
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	155
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,557
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,270
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	163
Metropolitan Water District Southern California Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2000
2.180% due 07/01/2035 (a)	200	200
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,290
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	593
6.400% due 09/01/2031	700	715
Newport Beach, California Revenue Bonds, Series 1996
2.260% due 10/01/2026 (a)	900	900

30  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	$605	$658
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	490
5.700% due 08/15/2012	485	523
5.800% due 08/15/2013	600	648
6.200% due 08/15/2018	1,025	1,119
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2010	1,085	1,152
4.500% due 09/01/2011	1,075	1,139
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,674
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,132
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 08/15/2010	2,510	2,737
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,777
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	542
Redding, California Electric System Revenue Certificates of Participation Bonds, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	275
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	900	1,103
San Diego County, California Certificate of Participation Bonds, Series 2001
5.000% due 10/01/2009	1,545	1,645
San Diego County, California Water Authority Certificates of Participation Bonds, Series 2004
7.470% due 05/01/2032 (a)	4,500	4,704
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	672
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	320
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	970	1,015
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	680
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,070
San Juan, California Municipal Securities Redemption Public Power Agency Revenue Bonds, Series 1998
2.280% due 07/01/2022 (a)	700	700
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	115
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	546
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	159
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	506
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,231
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	123
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,281
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,460	3,773
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,205

		91,020

Hawaii 1.2%

Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 09/01/2013	1,325	1,463

Illinois 1.1%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	1,400	1,422

Louisiana 1.6%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,978

New Jersey 0.3%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	285
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	154

		439

Puerto Rico 12.0%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,048
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,123
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 2004
10.470% due 07/01/2012 (a)	2,663	3,639
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,139
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	283
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,261
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	162
Puerto Rico Electric Power Authority Revenue Bonds, (FSA Insured), Series 2004
7.970% due 07/01/2012 (a)	2,500	3,038
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	3,250	3,566

		15,259

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.430% due 02/15/2024 (a)	250	262

Virgin Islands 4.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,559
5.500% due 10/01/2008	3,000	3,139
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,077

		5,775

Washington 3.9%

Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,899

Total Municipal Bonds & Notes (Cost $120,936)		123,552

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 1.7%

U.S. Treasury Bills 1.7%
2.670% due 05/05/2005- 06/16/2005 (b)(c)	$2,170	$2,159

Total Short-Term Instruments (Cost $2,160)		2,159

Total Investments 98.8% (Cost $123,096)		$125,711

Written Options (e) (0.1%) (Premiums $100)		(135)

Other Assets and Liabilities (Net) 1.3%		1,641

Net Assets 100.0%		$127,217

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,244 have been pledged as collateral for swap contracts at March 31, 2005.
(d)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$34,900	$(270)

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	88	$100	$135

(f)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750	07/01/2032	02/07/2002	$1,300	$1,365	1.07%

32  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

California Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.9%

California 81.1%

California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010 (a)	$500	$413
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	273
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.100% due 04/01/2017 (b)	100	100
California State Economic Recovery Revenue Bonds, Series 2004
14.925% due 07/01/2008 (b)	200	263
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (f)	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	403
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	290
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	416
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	130
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	602
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2010	250	275
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	522
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.500% due 07/01/2011	500	560
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	813
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	546
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.240% due 07/01/2035 (b)	300	300
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	544
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	530
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	848
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	453
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	820
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	415
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	770
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego County, California Water Authority Certificate of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,023
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	119
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	340
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	546

		12,837

Louisiana 4.7%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	742

Massachusetts 0.7%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	112

New Jersey 3.6%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (b)	500	569

Puerto Rico 2.4%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027(b)	350	384

Virgin Islands 4.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	424
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	269

		693

Total Municipal Bonds & Notes (Cost $14,893)		15,337

SHORT-TERM INSTRUMENTS 2.4%

Repurchase Agreement 1.0%

State Street Bank 2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $165. Repurchase proceeds are $158.)	158	158

U.S. Treasury Bills 1.4%

2.659% due 05/05/2005-06/16/2005 (c)(d)	225	224

Total Short-Term Instruments (Cost $382)		382

Total Investments 99.3% (Cost $15,275)		$15,719

Written Options (e) (0.3%) (Premiums $32)		(43)

Other Assets and Liabilities (Net) 1.0%		154

Net Assets 100.0%		$15,830

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Variable rate security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $224 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Short Futures	06/2005	12	$9

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

California Municipal Bond Fund

March 31, 2005

(e)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	28	$32	$43

(f)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750	07/01/2032	02/07/2002	$250	$263	1.66%

34  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.9%

Banking & Finance 0.8%

Ford Motor Credit Co.
3.100% due 07/18/2005 (a)		$3,100	$3,094
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		5,300	5,303
3.695% due 05/18/2006 (a)		20,100	19,672
3.560% due 01/16/2007 (a)		23,600	22,625
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	268
8.625% due 02/01/2022		200	228
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)		2,000	2,063
6.060% due 07/03/2008 (a)		1,240	1,047
Residential Reinsurance Ltd.
7.860% due 06/08/2006 (a)		500	488
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		5,000	5,000
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		2,200	2,204

			62,090

Industrials 0.1%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		100	101
Pemex Project Funding Master Trust
9.250% due 03/30/2018		8,300	10,001

			10,102

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	107

Total Corporate Bonds & Notes (Cost $73,484)			72,299

MUNICIPAL BONDS & NOTES 0.2%

Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,220
California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,600	1,574
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,456
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,733
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,128
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	446
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,417
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,204
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,017
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,340	3,482

Total Municipal Bonds & Notes (Cost $16,138)			17,677

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
7.500% due 10/25/2043		7,076	7,606

Total U.S. Government Agencies (Cost $7,697)			7,606

U.S. TREASURY OBLIGATIONS 100.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		659,491	692,544
3.625% due 01/15/2008		260,349	280,082
3.875% due 01/15/2009		321,913	355,107
4.250% due 01/15/2010		509,062	579,649
3.500% due 01/15/2011		327,032	365,428
3.375% due 01/15/2012		5,101	5,726
3.000% due 07/15/2012		1,187,949	1,307,815
1.875% due 07/15/2013		445,509	453,416
2.000% due 01/15/2014		818,582	838,128
2.000% due 07/15/2014		961,451	982,351
1.625% due 01/15/2015		74,999	73,915
2.375% due 01/15/2025		778,745	837,887
3.625% due 04/15/2028		454,528	651,864
3.875% due 04/15/2029		461,975	635,471
3.375% due 04/15/2032		26,857	35,650

Total U.S. Treasury Obligations (Cost $8,041,044)			8,095,033

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		4,300	4,293
6.410% due 01/01/2006 (a)		4,300	4,300
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		2,640	2,641

Total Asset-Backed Securities (Cost $11,240)			11,234

SOVEREIGN ISSUES 1.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		120	120
3.125% due 04/15/2009 (a)		53	52
11.000% due 01/11/2012		4,000	4,540
3.125% due 04/15/2012 (a)		6,971	6,585
8.000% due 04/15/2014		21,336	21,256
11.000% due 08/17/2040		200	223
Russian Federation
10.000% due 06/26/2007		4,000	4,409
8.250% due 03/31/2010 (a)		11,200	12,092
5.000% due 03/31/2030 (a)		29,700	30,457
United Mexican States
6.375% due 01/16/2013		1,200	1,248

Total Sovereign Issues (Cost $98,531)			80,982

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.2%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	25,764	25,792
Kingdom of Spain
5.750% due 07/30/2032	EC	5,000	8,208
Pylon Ltd.
3.635% due 12/18/2008 (a)		2,600	3,472
6.035% due 12/22/2008 (a)		4,300	5,767
Republic of France
3.000% due 07/25/2012 (b)		10,563	15,469
3.150% due 07/25/2032 (b)		1,036	1,742
5.750% due 10/25/2032		14,900	24,462
Republic of Germany
6.250% due 01/04/2030		5,100	8,815
Republic of Italy
2.150% due 09/15/2014 (b)		4,094	5,613

Total Foreign Currency-Denominated Issues (Cost $77,025)			99,340

SHORT-TERM INSTRUMENTS 3.9%

Commercial Paper 1.7%

Freddie Mac
2.970% due 06/28/2005		$45,749	45,410
UBS Finance, Inc.
2.830% due 04/01/2005		90,400	90,400

			135,810

Repurchase Agreements 0.6%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2007-08/15/2009 valued at $38,774. Repurchase proceeds are $38,000		38,000	38,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.500% due 07/15/2005 valued at $16,202. Repurchase proceeds are $15,883		15,883	15,883

			53,883

U.S. Treasury Bills 1.6%

2.683% due 05/05/2005-06/16/2005 (c)(d)(f)		128,895	128,186

Total Short-Term Instruments (Cost $317,941)			317,879

Total Investments (e) 107.5% (Cost $8,643,100)			$8,702,050

Written Options (h) (0.0%) (Premiums $1,497)			(879)

Other Assets and Liabilities (Net) (7.5%)			(603,381)

Net Assets 100.0%			$8,097,790

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $46,733 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $9,727 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund

March 31, 2005

(f)	Securities with an aggregate market value of $16,162 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	916	$(1,777)
Euro-Bond 10-Year Note Long Futures	06/2005	1,876	2,461
U.S. Treasury 10-Year Note Long Futures	06/2005	6,595	(1,332)
U.S. Treasury 30-Year Bond Long Futures	06/2005	1,082	247

			$(401)

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$53
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	68
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	27
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	31,500	1,936
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	2,410
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$364,700	4,930
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		150,000	1,967
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		353,400	7,480
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		105,800	1,840
Lehman Brothers, Inc.	3-month USD LIBOR	Receive	4.000%	06/15/2007		24,700	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		142,200	3,067
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		39,200	675
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		63,150	(122)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		303,400	5,135

							$29,466

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	$1,973,300	$9,253
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	342,200	1,238
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	2,019,100	9,532
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	605,200	2,852
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	2,040,300	9,636
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	25,000	118
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	40,000	189
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	952,200	4,515

					$37,333

Credit Default Swaps

Counterparty	Reference Entity	Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	$5,000	$0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	8,000	22
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	0

						$22

36  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	949	$145	$30
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	2,333	443	182
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	3,282	909	667

				$1,497	$879

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	11/15/2007	$1,000	$978	$977
U.S. Treasury Note	4.750	05/15/2014	110,200	112,301	113,218

				$113,279	$114,195

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	26,399	04/2005	$87	$0	$87
Buy	EC	19,003	04/2005	36	0	36
Sell		69,846	04/2005	1,650	(37)	1,613
Buy	JY	7,636,269	04/2005	0	(1,472)	(1,472)
Buy	PZ	2,691	06/2005	0	(14)	(14)
Buy	RR	23,047	06/2005	0	(11)	(11)
Buy	SV	24,606	06/2005	0	(16)	(16)

				$1,773	$(1,550)	$223

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  37

Schedule of Investments

Diversified Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.0%

Appleton Papers, Inc.
4.790% due 06/09/2010 (a)	$149	$151
4.330% due 06/11/2010 (a)	149	152
Kingdom of Morocco
2.188% due 01/05/2009 (a)	59	58

Total Bank Loan Obligations (Cost $359)		361

CORPORATE BONDS & NOTES 46.5%

Banking & Finance 10.1%

Affinia Group, Inc.
9.000% due 11/30/2014	500	465
AIG SunAmerica Global Funding
6.900% due 03/15/2032	220	257
American International Group, Inc.
2.875% due 05/15/2008	1,000	954
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	1,480	1,456
Banco Santander Chile
3.310% due 12/09/2009 (a)	2,000	2,007
Bank of America Corp.
3.875% due 01/15/2008	920	909
5.875% due 02/15/2009	100	105
Banque Centrale De Tunisie
7.375% due 04/25/2012	1,375	1,530
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	2,600	2,977
Beaver Valley Funding Corp.
9.000% due 06/01/2017	325	380
Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,234
Borden US Finance Corp.
9.000% due 07/15/2014	1,400	1,519
CitiCorp
6.375% due 11/15/2008	400	426
Citigroup, Inc.
6.000% due 02/21/2012	650	693
7.750% due 12/01/2036	100	106
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	250	252
Export-Import Bank of China
5.250% due 07/29/2014	6,625	6,659
Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,960
Ford Motor Credit Co.
6.875% due 02/01/2006	5,300	5,373
4.000% due 03/21/2007 (a)	1,000	1,002
7.000% due 10/01/2013	3,575	3,469
Forest City Enterprises, Inc.
7.625% due 06/01/2015	375	402
General Electric Capital Corp.
5.875% due 02/15/2012	500	529
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	3,580	3,572
6.750% due 01/15/2006	340	342
7.000% due 02/01/2012	850	769
6.875% due 08/28/2012	330	294
8.000% due 11/01/2031	575	502
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	2,150	2,163
5.700% due 09/01/2012	165	170
4.750% due 07/15/2013	1,225	1,180
5.250% due 10/15/2013	400	398
6.125% due 02/15/2033	45	46
Household Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	117
HSBC Bank USA
4.625% due 04/01/2014	400	387
Industrial Bank of Korea
4.000% due 05/19/2014 (a)	30	29
International Lease Finance Corp.
3.060% due 01/15/2010 (a)	3,000	3,003
JSG Funding PLC
9.625% due 10/01/2012	2,260	2,441
Korea Development Bank
4.750% due 07/20/2009	2,050	2,039
3.070% due 10/20/2009 (a)	2,100	2,103
5.750% due 09/10/2013	385	396
Kraton Polymers LLC
8.125% due 01/15/2014	1,000	952
La Quinta Properties, Inc.
8.875% due 03/15/2011	1,075	1,166
MetLife, Inc.
5.375% due 12/15/2012	45	46
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	300	342
Mizuho Preferred Capital Co. LLC
8.790% due 06/30/2008 (a)	3,000	3,318
8.790% due 12/29/2049 (a)	750	834
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	300	302
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	2,315	2,620
Pemex Finance Ltd.
8.020% due 05/15/2007	416	434
9.690% due 08/15/2009	1,197	1,329
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,193	1,197
Rabobank Capital Funding II
5.260% due 12/26/2049 (a)	860	865
Refco Finance Holdings LLC
9.000% due 08/01/2012	1,600	1,704
Riggs Capital Trust
8.625% due 12/31/2026 (b)	1,345	1,513
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,917
Royal Bank of Scotland PLC
9.118% due 03/31/2049	500	592
Targeted Return Index Securities Trust
7.947% due 08/01/2015 (a)	24,217	25,199
UFJ Finance Aruba AEC
6.750% due 07/15/2013	500	539
UGS Corp.
10.000% due 06/01/2012	950	1,054
Universal City Development Partners
11.750% due 04/01/2010	500	572
Universal City Florida Holding Co.
8.375% due 05/01/2010	800	820
Ventas Capital Corp.
8.750% due 05/01/2009	750	819
Verizon Global Funding Corp.
4.375% due 06/01/2013	500	475

		104,715

Industrials 27.7%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	2,900	2,958
8.850% due 08/01/2030	745	702
Aearo Co.
8.250% due 04/15/2012	500	530
AES Ironwood LLC
8.857% due 11/30/2025	1,690	1,918
Airgas, Inc.
6.250% due 07/15/2014	1,050	1,053
Alderwoods Group, Inc.
7.750% due 09/15/2012	800	822
Allied Waste North America, Inc.
8.500% due 12/01/2008	995	1,025
6.500% due 11/15/2010	250	244
7.875% due 04/15/2013	1,000	1,002
Amerada Hess Corp.
6.650% due 08/15/2011	810	869
7.300% due 08/15/2031	425	481
American Media Operations, Inc.
10.250% due 05/01/2009	500	517
8.875% due 01/15/2011	250	259
AmeriGas Partners LP
10.000% due 04/15/2006	375	396
AOL Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,328
6.875% due 05/01/2012	1,625	1,777
7.700% due 05/01/2032	200	238
Argosy Gaming Co.
7.000% due 01/15/2014	500	543
Argo-Tech Corp.
9.250% due 06/01/2011	750	810
Armor Holdings, Inc.
8.250% due 08/15/2013	325	352
ArvinMeritor, Inc.
8.750% due 03/01/2012	2,500	2,612
AT&T Broadband Corp.
8.375% due 03/15/2013	315	375
Aviall, Inc.
7.625% due 07/01/2011	675	705
Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	971
Boise Cascade LLC
5.535% due 10/15/2012 (a)	500	512
7.125% due 10/15/2014	500	509
Boyd Gaming Corp.
7.750% due 12/15/2012	1,025	1,079
Buhrmann US, Inc.
8.250% due 07/01/2014	1,850	1,915
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	270	275
Cablevision Systems Corp.
8.000% due 04/15/2012	3,500	3,614
Caesars Entertainment, Inc.
7.875% due 12/15/2005	1,000	1,024
8.875% due 09/15/2008	335	368
7.875% due 03/15/2010	300	328
7.000% due 04/15/2013	500	539
CanWest Media, Inc.
10.625% due 05/15/2011	325	356
8.000% due 09/15/2012	1,803	1,907
CCO Holdings LLC
8.750% due 11/15/2013	1,750	1,759
Cenveo Corp.
9.625% due 03/15/2012	670	717
Charter Communications Holdings II LLC
10.250% due 09/15/2010	2,000	2,050
Charter Communications Holdings LLC
10.000% due 04/01/2009	600	489
8.000% due 04/30/2012	2,750	2,750
Charter Communications Operating LLC
8.375% due 04/30/2014	1,250	1,262
Chesapeake Energy Corp.
8.125% due 04/01/2011	173	184
7.500% due 06/15/2014	1,000	1,063
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	373
5.750% due 01/15/2013	400	394
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	105
6.875% due 06/15/2009	1,095	1,176
7.125% due 06/15/2013	2,130	2,373
Comcast Corp.
6.500% due 01/15/2015	100	107
7.050% due 03/15/2033	200	224
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	376

38  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Communications & Power Industries, Inc.
8.000% due 02/01/2012	$500	$510
Constellation Brands, Inc.
8.625% due 08/01/2006	700	735
Cox Communications, Inc.
7.125% due 10/01/2012	725	792
Crown European Holdings S.A.
9.500% due 03/01/2011	715	788
10.875% due 03/01/2013	1,700	1,981
CSC Holdings, Inc.
8.125% due 08/15/2009	335	355
7.625% due 04/01/2011	2,300	2,404
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	4,000	4,013
3.150% due 11/17/2006 (a)	2,000	2,001
3.200% due 03/07/2007 (a)	5,500	5,512
3.450% due 09/10/2007 (a)	1,514	1,517
7.300% due 01/15/2012	490	535
6.500% due 11/15/2013	2,300	2,396
8.500% due 01/18/2031	340	411
DaVita, Inc.
6.625% due 03/15/2013	500	498
7.250% due 03/15/2015	1,000	985
Delhaize America, Inc.
7.375% due 04/15/2006	1,004	1,038
8.125% due 04/15/2011	2,000	2,233
Delphi Corp.
6.500% due 08/15/2013	4,040	3,325
Dex Media West LLC
8.500% due 08/15/2010	750	804
9.875% due 08/15/2013	3,130	3,506
Dimon, Inc.
9.625% due 10/15/2011	200	227
7.750% due 06/01/2013	975	1,097
DirecTV Holdings LLC
8.375% due 03/15/2013	2,000	2,175
Dobson Communications Corp.
8.875% due 10/01/2013	700	553
Dow Chemical Co.
5.750% due 12/15/2008	105	109
6.000% due 10/01/2012	250	267
Dresser, Inc.
9.375% due 04/15/2011	1,550	1,651
Duke Energy Corp.
5.625% due 11/30/2012	225	232
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	249
Dura Operating Corp.
8.625% due 04/15/2012	2,280	2,115
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,550	1,523
Dynegy Holdings, Inc.
9.875% due 07/15/2010	1,750	1,883
EchoStar DBS Corp.
5.810% due 10/01/2008 (a)	2,000	2,058
El Paso CGP Co.
7.625% due 09/01/2008	175	176
6.375% due 02/01/2009	1,500	1,448
El Paso Corp.
7.875% due 06/15/2012	620	620
El Paso Production Holding Co.
7.750% due 06/01/2013	5,165	5,255
Enterprise Products Operating LP
4.000% due 10/15/2007	700	686
4.625% due 10/15/2009	1,100	1,075
Equistar Chemicals LP
10.125% due 09/01/2008	1,000	1,110
10.625% due 05/01/2011	2,000	2,255
Evergreen Resources, Inc.
5.875% due 03/15/2012	1,000	1,018
Exide Technologies
10.500% due 03/15/2013	1,500	1,440
Extendicare Health Services, Inc.
9.500% due 07/01/2010	500	549
Ferrellgas Partners LP
8.750% due 06/15/2012	1,070	1,118
Fisher Communications, Inc.
8.625% due 09/15/2014	500	538
Fisher Scientific International, Inc.
8.000% due 09/01/2013	350	382
6.750% due 08/15/2014	2,500	2,550
Ford Motor Co.
7.450% due 07/16/2031	4,000	3,628
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	900	928
7.125% due 07/15/2014	550	578
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,260	1,370
Gazinvest International S.A.
7.250% due 10/30/2008	1,400	1,452
General Motors Corp.
7.200% due 01/15/2011	5,810	5,251
8.375% due 07/15/2033	6,300	5,404
Georgia-Pacific Corp.
7.500% due 05/15/2006	3,000	3,075
8.125% due 05/15/2011	800	886
8.000% due 01/15/2024	1,970	2,206
Greif, Inc.
8.875% due 08/01/2012	495	537
Hanover Compressor Co.
8.625% due 12/15/2010	500	525
9.000% due 06/01/2014	2,000	2,150
Hanover Equipment Trust
8.500% due 09/01/2008	1,000	1,048
HCA, Inc.
6.910% due 06/15/2005	2,000	2,022
5.500% due 12/01/2009	4,700	4,671
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,500	1,448
Horizon Lines LLC
9.000% due 11/01/2012	1,500	1,605
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	3,010
IMC Global, Inc.
10.875% due 06/01/2008	299	344
Ingles Markets, Inc.
8.875% due 12/01/2011	1,725	1,777
Insight Midwest LP
9.750% due 10/01/2009	500	524
10.500% due 11/01/2010	1,250	1,344
International Paper Co.
6.750% due 09/01/2011	220	242
Invensys PLC
9.875% due 03/15/2011	500	511
ISP Chemco, Inc.
10.250% due 07/01/2011	1,375	1,495
ISP Holdings, Inc.
10.625% due 12/15/2009	165	177
Johnsondiversey, Inc.
9.625% due 05/15/2012	475	513
Kappa Beheer BV
10.625% due 07/15/2009	225	238
Kerr-McGee Corp.
7.875% due 09/15/2031	145	164
Korea Highway Corp.
4.875% due 04/17/2014	1,540	1,481
Kroger Co.
5.500% due 02/01/2013	1,240	1,259
Legrand Holding S.A.
10.500% due 02/15/2013	155	176
MagnaChip Semiconductor S.A.
6.260% due 12/15/2011 (a)	1,000	1,030
Mandalay Resort Group
9.375% due 02/15/2010	1,235	1,374
7.625% due 07/15/2013	200	211
MCI, Inc.
7.688% due 05/01/2009	3,000	3,128
8.735% due 05/01/2014	2,750	3,032
Mediacom Broadband LLC
11.000% due 07/15/2013	1,760	1,892
Medical Device Manufacturing, Inc.
10.000% due 07/15/2012	1,500	1,613
MGM Mirage, Inc.
9.750% due 06/01/2007	230	248
6.000% due 10/01/2009	2,000	1,983
8.375% due 02/01/2011	1,150	1,248
Millennium America, Inc.
9.250% due 06/15/2008	299	322
Nalco Co.
7.750% due 11/15/2011	1,025	1,071
8.875% due 11/15/2013	400	430
Newpark Resources, Inc.
8.625% due 12/15/2007	1,150	1,144
Norfolk Southern Corp.
7.800% due 05/15/2027	170	213
Novelis, Inc.
7.250% due 02/15/2015	2,500	2,463
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	750	804
8.750% due 11/15/2012	750	823
8.250% due 05/15/2013	400	425
6.750% due 12/01/2014	2,000	1,970
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	81	90
Peabody Energy Corp.
6.875% due 03/15/2013	500	518
Pemex Project Funding Master Trust
9.375% due 12/02/2008	203	230
4.460% due 10/15/2009 (a)	3,500	3,690
4.310% due 06/15/2010 (a)	9,000	9,203
4.310% due 06/15/2010 (a)	700	721
8.000% due 11/15/2011	2,100	2,329
7.375% due 12/15/2014	1,251	1,342
9.250% due 03/30/2018	4,068	4,902
8.625% due 02/01/2022	517	589
Petrobras International Finance Co.
7.750% due 09/15/2014	500	496
Petronas Capital Ltd.
7.000% due 05/22/2012	250	275
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,050
Primedia, Inc.
8.000% due 05/15/2013	1,005	1,030
Quebecor Media, Inc.
11.125% due 07/15/2011	1,560	1,732
Qwest Corp.
7.500% due 02/15/2011	8,275	8,130
9.125% due 03/15/2012	1,390	1,519
7.750% due 02/15/2014	775	761
Rayovac Corp.
7.375% due 02/01/2015	1,500	1,444
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,005
Roundy’s, Inc.
8.875% due 06/15/2012	1,700	1,828
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	375	414
Ryerson Tull, Inc.
8.250% due 12/15/2011	1,000	955
Safeway, Inc.
7.250% due 02/01/2031	670	731
Seneca Gaming Corp.
7.250% due 05/01/2012	500	500

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  39

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
SESI LLC
8.875% due 05/15/2011	$875	$938
Sinclair Broadcast Group, Inc.
8.000% due 03/15/2012	2,000	2,050
Six Flags, Inc.
9.750% due 04/15/2013	2,200	2,063
Smurfit Capital Funding PLC
6.750% due 11/20/2005	500	504
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	350	376
8.375% due 07/01/2012	300	311
Sonat, Inc.
7.625% due 07/15/2011	500	496
Station Casinos, Inc.
6.000% due 04/01/2012	1,000	998
6.500% due 02/01/2014	700	698
Superior Essex Communications
9.000% due 04/15/2012	1,000	1,020
Tenet Healthcare Corp.
6.375% due 12/01/2011	300	278
7.375% due 02/01/2013	500	474
9.875% due 07/01/2014	750	784
Tenneco Automotive, Inc.
10.250% due 07/15/2013	1,400	1,568
8.625% due 11/15/2014	500	489
Toys “R” Us, Inc.
7.625% due 08/01/2011	2,250	2,126
TransMontaigne, Inc.
9.125% due 06/01/2010	750	799
Triad Hospitals, Inc.
7.000% due 05/15/2012	500	508
7.000% due 11/15/2013	500	494
Trinity Industries, Inc.
6.500% due 03/15/2014	1,800	1,746
True Temper Sports, Inc.
8.375% due 09/15/2011	1,000	935
TRW Automotive, Inc.
9.375% due 02/15/2013	2,201	2,377
Tyco International Group S.A.
6.375% due 02/15/2006	3,000	3,054
6.750% due 02/15/2011	500	542
6.375% due 10/15/2011	445	476
United Airlines, Inc.
7.783% due 01/01/2014	254	232
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,300	1,385
8.250% due 05/01/2012	100	109
VWR International, Inc.
8.000% due 04/15/2014	1,500	1,526
Walt Disney Co.
6.375% due 03/01/2012	640	689
Warner Chilcott Corp.
8.750% due 02/01/2015	2,000	2,020
Waste Management, Inc.
7.375% due 08/01/2010	900	1,004
7.650% due 03/15/2011	270	305
Westlake Chemical Corp.
8.750% due 07/15/2011	968	1,064
Williams Cos., Inc.
8.125% due 03/15/2012	945	1,040
7.750% due 06/15/2031	115	125
8.750% due 03/15/2032	350	417
Wyeth
6.450% due 02/01/2024	300	325
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,500	1,433
Young Broadcasting, Inc.
8.500% due 12/15/2008	200	211
10.000% due 03/01/2011	1,150	1,182

		286,131

Utilities 8.7%

AES Corp.
8.875% due 02/15/2011	700	761
8.750% due 05/15/2013	1,750	1,916
American Cellular Corp.
10.000% due 08/01/2011	725	671
AT&T Corp.
6.000% due 03/15/2009	260	271
9.050% due 11/15/2011	2,000	2,283
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,544
British Telecom PLC
8.375% due 12/15/2010	2,240	2,605
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	1,500	1,703
Cincinnati Bell, Inc.
8.375% due 01/15/2014	3,200	3,168
8.375% due 01/15/2014	1,000	990
7.000% due 02/15/2015	1,000	955
CMS Energy Corp.
7.500% due 01/15/2009	2,800	2,898
7.750% due 08/01/2010	175	183
Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	729
Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,462
Dominion Resources, Inc.
5.700% due 09/17/2012	260	270
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	211
France Telecom S.A.
7.450% due 03/01/2006	650	670
GPU, Inc.
7.700% due 12/01/2005	3,200	3,270
Homer City Funding LLC
8.734% due 10/01/2026	1,498	1,742
Intelsat Bermuda Ltd.
8.250% due 01/15/2013	1,000	1,015
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,200	2,409
8.625% due 11/14/2011	125	144
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	312
Midwest Generation LLC
8.560% due 01/02/2016	425	478
8.750% due 05/01/2034	3,200	3,584
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	996
MSW Energy Holdings LLC
8.500% due 09/01/2010	900	950
Nevada Power Co.
5.875% due 01/15/2015	450	441
Nextel Communications, Inc.
6.875% due 10/31/2013	2,000	2,095
5.950% due 03/15/2014	1,000	1,000
7.375% due 08/01/2015	2,125	2,255
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	171
Nisource Finance Corp.
3.430% due 11/23/2009 (a)	7,000	7,048
NRG Energy, Inc.
8.000% due 12/15/2013	3,028	3,217
Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,543
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	1,837	1,842
Progress Energy, Inc.
7.100% due 03/01/2011	3,715	4,079
7.000% due 10/30/2031	170	187
PSEG Energy Holdings LLC
10.000% due 10/01/2009	725	817
PSEG Power LLC
3.750% due 04/01/2009	3,000	2,892
7.750% due 04/15/2011	1,000	1,140
6.950% due 06/01/2012	270	299
5.500% due 12/01/2015	900	907
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,495	1,439
7.250% due 02/15/2011	700	656
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009	1,662	1,624
Reliant Energy, Inc.
9.500% due 07/15/2013	2,450	2,677
6.750% due 12/15/2014	750	703
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	500	430
Rural Cellular Corp.
9.875% due 02/01/2010	1,050	1,061
8.250% due 03/15/2012	1,800	1,845
SBC Communications, Inc.
4.206% due 06/05/2021	3,160	3,166
South Point Energy
8.400% due 05/30/2012	2,194	2,046
Southern California Edison Co.
2.930% due 01/13/2006 (a)	75	75
TECO Energy, Inc.
7.500% due 06/15/2010	1,300	1,391
Time Warner Telecom, Inc.
9.750% due 07/15/2008	200	196
10.125% due 02/01/2011	325	315
Triton PCS, Inc.
8.500% due 06/01/2013	2,050	1,896
Verizon New England, Inc.
6.500% due 09/15/2011	625	670
Verizon New York, Inc.
6.875% due 04/01/2012	25	27
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	240

		89,580

Total Corporate Bonds & Notes (Cost $482,503)		480,426

U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
5.500% due 12/01/2032-12/31/2049 (d)	34,503	34,626
Freddie Mac
5.000% due 06/15/2013	1,066	1,075

Total U.S. Government Agencies (Cost $35,847)		35,701

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	14,443	15,166
3.625% due 01/15/2008	12,393	13,333

Total U.S. Treasury Obligations (Cost $28,431)		28,499

ASSET-BACKED SECURITIES 0.4%

SLM Student Loan Trust
2.710% due 04/25/2010 (a)	4,500	4,498

Total Asset-Backed Securities (Cost $4,500)		4,498

SOVEREIGN ISSUES 29.0%

Hong Kong Government International Bond
5.125% due 08/01/2014	4,200	4,246
Republic of Brazil
3.063% due 04/15/2006 (a)	218	218
3.063% due 04/15/2006 (a)	202	202
10.000% due 01/16/2007	1,000	1,080
11.250% due 07/26/2007	250	280
11.500% due 03/12/2008	1,825	2,065
3.125% due 04/15/2009 (a)	5,671	5,551

40  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
3.125% due 04/15/2009 (a)		$1,588	$1,555
8.840% due 06/29/2009 (a)		9,100	10,158
14.500% due 10/15/2009		900	1,135
12.000% due 04/15/2010		2,200	2,585
10.000% due 08/07/2011		7,850	8,517
11.000% due 01/11/2012		14,825	16,826
3.125% due 04/15/2012 (a)		7,181	6,784
10.250% due 06/17/2013		1,100	1,202
8.000% due 04/15/2014		20,221	20,146
10.500% due 07/14/2014		3,400	3,748
8.875% due 04/15/2024		907	865
10.125% due 05/15/2027		150	158
12.250% due 03/06/2030		2,335	2,837
8.250% due 01/20/2034		7,270	6,474
11.000% due 08/17/2040		25,267	28,154
Republic of Bulgaria
3.750% due 07/28/2012 (a)		187	189
Republic of Chile
7.125% due 01/11/2012		857	959
5.500% due 01/15/2013		635	651
Republic of Colombia
9.750% due 04/23/2009		45	49
9.750% due 04/09/2011 (a)		143	158
10.000% due 01/23/2012		91	99
10.750% due 01/15/2013		20	22
10.375% due 01/28/2033		515	548
Republic of Croatia
3.813% due 07/31/2010 (a)		153	152
Republic of Ecuador
12.000% due 11/15/2012		1,250	1,253
8.000% due 08/15/2030 (a)		17,195	15,416
Republic of Guatemala
9.250% due 08/01/2013		1,845	2,096
Republic of Malaysia
8.750% due 06/01/2009		255	292
7.500% due 07/15/2011		899	1,019
Republic of Panama
8.250% due 04/22/2008		2,042	2,185
9.625% due 02/08/2011		442	502
9.375% due 07/23/2012		1,843	2,092
9.375% due 04/01/2029		75	86
Republic of Peru
9.125% due 01/15/2008		321	351
9.125% due 02/21/2012		1,586	1,792
9.875% due 02/06/2015		47	54
5.000% due 03/07/2017 (a)		3,316	3,103
8.750% due 11/21/2033		1,000	1,045
Republic of Poland
4.000% due 10/27/2024 (a)		55	49
Republic of South Africa
9.125% due 05/19/2009		750	856
7.375% due 04/25/2012		2,730	3,010
6.500% due 06/02/2014		7,500	7,883
Republic of Ukraine
11.000% due 03/15/2007 (a)		373	402
6.365% due 08/05/2009 (a)		1,700	1,819
6.875% due 03/04/2011		500	515
7.650% due 06/11/2013		225	242
Republic of Venezuela
9.375% due 01/13/2034		1,100	1,092
Russian Federation
8.750% due 07/24/2005		7,750	7,879
8.250% due 03/31/2010 (a)		3,380	3,649
11.000% due 07/24/2018		500	694
12.750% due 06/24/2028		500	820
5.000% due 03/31/2030 (a)		71,606	73,432
United Mexican States
10.375% due 02/17/2009		1,555	1,842
9.875% due 02/01/2010		215	256
8.375% due 01/14/2011		5,413	6,174
7.500% due 01/14/2012		2,995	3,314
6.375% due 01/16/2013		3,689	3,837
5.875% due 01/15/2014		8,350	8,308
11.375% due 09/15/2016		30	43
8.125% due 12/30/2019		1,795	2,062
8.000% due 09/24/2022		45	51
8.300% due 08/15/2031		4,868	5,586
7.500% due 04/08/2033		530	563
6.750% due 09/27/2034		6,000	5,871

Total Sovereign Issues (Cost $290,458)			299,148

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 10.1%

Altadis Finance BV
5.125% due 10/02/2013	EC	3,400	4,733
Aspropulsion Capital BV
9.625% due 10/01/2013		325	472
Banque Centrale De Tunisie
6.250% due 02/20/2013		2,820	4,198
BNP Paribas Capital Trust VI
5.868% due 01/29/2049 (a)		4,870	7,123
Crown European Holdings S.A.
10.250% due 03/01/2011		3,000	4,394
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,833
El Paso Corp.
7.125% due 05/06/2009		600	797
Enterprise Inns PLC
6.500% due 12/06/2018	BP	900	1,813
France Telecom S.A.
7.000% due 03/14/2008	EC	2,414	3,467
HBOS Capital Funding LP
6.461% due 11/29/2049 (a)	BP	1,560	3,182
HBOS PLC
4.875% due 03/29/2049	EC	3,480	4,812
HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,324
International Endesa BV
6.125% due 07/05/2012	BP	1,080	2,129
JSG Funding PLC
10.125% due 10/01/2012	EC	2,000	2,891
Kronos International, Inc.
8.875% due 06/30/2009		3,000	4,161
Lighthouse International Co. S.A.
8.000% due 04/30/2014		3,000	3,942
Mitchells& Butler Finance Corp.
6.469% due 09/15/2032	BP	1,700	3,572
Republic of South Africa
5.250% due 05/16/2013	EC	1,050	1,417
Republic of Ukraine
10.000% due 03/15/2007		7,523	10,630
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	3,000	2,579
Rogers Wireless Communications, Inc.
6.375% due 03/01/2014		500	487
Royal Bank of Scotland PLC
6.000% due 06/29/2049	BP	1,620	3,212
Shaw Communications, Inc.
7.500% due 11/20/2013	C$	1,000	895
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014	EC	5,300	7,069
Telecom Italia Finance NV
6.575% due 07/30/2009		4,870	7,080
Telenet Communications NV
9.000% due 12/15/2013		3,000	4,365
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		2,225	3,187
Veolia Environnement
4.875% due 05/28/2013	EC	3,460	4,757

Total Foreign Currency-Denominated Issues (Cost $97,346)			104,521

	Shares

PREFERRED SECURITY 0.1%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,403

Total Preferred Security (Cost $1,437)			1,403

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		43,000	2,389

Total Preferred Stock (Cost $2,150)			2,389

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 4.9%

Commercial Paper 4.6%

Fannie Mae
2.694% due 06/01/2005		$3,800	3,781
2.711% due 06/01/2005		4,000	3,980
2.604% due 06/08/2005		3,000	2,983
Ford Motor Credit Co.
2.520% due 04/07/2005		1,000	999
3.400% due 08/26/2005		5,700	5,626
Freddie Mac
3.000% due 08/08/2005		4,300	4,252
General Electric Capital Corp.
2.660% due 04/28/2005		5,600	5,589
General Motors Acceptance Corp.
2.436% due 04/05/2005		1,000	1,000
Skandinaviska Enskilda Banken AB (SEB)
2.880% due 06/09/2005		4,000	3,977
UBS Finance, Inc.
2.830% due 04/01/2005		12,700	12,700
2.770% due 06/14/2005		1,400	1,391
2.785% due 06/15/2005		1,000	994

			47,272

Repurchase Agreement 0.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $1,028. Repurchase proceeds are $1,004.)		1,004	1,004

U.S. Treasury Bills 0.2%

2.620% due 05/05/2005-06/16/2005 (d)(f)		2,635	2,625

Total Short-Term Instruments (Cost $50,903)			50,901

Total Investments (e) 97.5% (Cost $993,934)			$1,007,847

Written Options (h) (0.1%) (Premiums $494)			(548)

Other Assets and Liabilities (Net) 2.6%			26,289

Net Assets 100.0%			$1,033,588

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

Diversified Income Fund

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $4,037 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $2,625 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Note Long Futures	06/2005	374	$414

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		9,600	(4)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	40,200	163
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		$56,300	1,026

							$1,182

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	$17,000	$53
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	450	1
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%	06/20/2009	4,000	(472)
Credit Suisse First Boston	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.090%	06/20/2005	4,000	(1)
Goldman Sachs & Co.	General Electric Capital Corp. 5.450% due 01/15/2013	Sell	0.100%	06/20/2005	4,000	0
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	3,650	30
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%	09/04/2013	810	77
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%	09/05/2013	350	32
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%	09/17/2013	200	12
Goldman Sachs & Co.	United Mexican States 7.500% due 04/08/2033	Sell	2.050%	09/20/2013	210	13
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	3,300	38
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	6,900	7
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%	08/19/2013	200	21
Lehman Brothers, Inc.	Verizon Global Funding Corp. 7.250% due 12/01/2010	Sell	0.200%	06/20/2005	4,000	2
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	3,000	0
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	4,500	153
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	10,000	60
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,340	4
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.280%	02/20/2009	900	14
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.170%	09/20/2013	120	8
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	490	30
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.070%	09/20/2013	40	2

						$84

42  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	481	$111	$15
Call- CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	450	132	7
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	481	133	195
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	450	118	331

				$494	$548

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	7,092	04/2005	$176	$0	$176
Buy	BR	832	04/2005	12	0	12
Buy		1,372	05/2005	0	(9)	(9)
Buy		691	06/2005	5	0	5
Sell	C$	4,500	04/2005	15	0	15
Buy	CP	255,840	05/2005	0	(10)	(10)
Buy		139,385	06/2005	2	0	2
Buy		48,017	08/2005	0	(1)	(1)
Buy	CY	2,189	09/2005	0	(3)	(3)
Buy	EC	3,216	04/2005	16	0	16
Sell		76,325	04/2005	3,194	0	3,194
Buy	H$	2,181	04/2005	0	(1)	(1)
Buy	JY	1,172,641	04/2005	0	(226)	(226)
Buy	KW	303,021	04/2005	5	0	5
Buy		5,851,594	05/2005	78	0	78
Buy		271,400	06/2005	0	(4)	(4)
Buy	MP	5,322	05/2005	2	(1)	1
Buy		14,461	06/2005	8	0	8
Buy	PN	1,586	05/2005	1	0	1
Buy		800	06/2005	0	0	0
Buy	PZ	1,572	05/2005	0	(11)	(11)
Buy		935	06/2005	0	(5)	(5)
Buy	RP	8,557	05/2005	0	(1)	(1)
Buy		15,634	06/2005	0	(3)	(3)
Buy	RR	19,027	04/2005	6	0	6
Buy		13,238	05/2005	1	0	1
Buy		7,010	06/2005	0	(3)	(3)
Buy	S$	473	04/2005	0	(3)	(3)
Buy		780	05/2005	0	(4)	(4)
Buy		393	06/2005	0	(4)	(4)
Buy	SR	1,166	05/2005	0	(2)	(2)
Buy	SV	25,011	05/2005	0	(20)	(20)
Buy		7,689	06/2005	0	(5)	(5)
Buy	T$	15,341	05/2005	0	0	0
Buy		7,639	06/2005	0	(10)	(10)

				$3,521	$(326)	$3,195

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  43

Schedule of Investments

Emerging Markets Bond Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
BRAZIL 30.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		$12,273	$12,271
10.000% due 01/16/2007		1,000	1,080
11.500% due 03/12/2008		14,100	15,954
3.125% due 04/15/2009 (a)		35,868	35,110
8.840% due 06/29/2009 (a)		30,650	34,213
14.500% due 10/15/2009		2,600	3,279
12.000% due 04/15/2010		4,865	5,716
9.250% due 10/22/2010		2,880	3,038
10.000% due 08/07/2011		8,180	8,875
11.000% due 01/11/2012		38,239	43,401
3.125% due 04/15/2012 (a)		60,239	56,906
10.250% due 06/17/2013		7,300	7,975
8.000% due 04/15/2014		49,541	49,357
10.500% due 07/14/2014		42,325	46,663
12.750% due 01/15/2020		3,750	4,650
3.063% due 04/15/2024 (a)		1,130	1,023
6.000% due 04/15/2024 (a)		11,697	10,553
8.875% due 04/15/2024		20,210	19,266
8.750% due 02/04/2025		4,000	3,760
10.125% due 05/15/2027		29,550	31,175
12.250% due 03/06/2030		17,365	21,098
8.250% due 01/20/2034		43,930	39,120
11.000% due 08/17/2040		162,711	181,301

Total Brazil (Cost $618,032)			635,784

BULGARIA 0.0%

Republic of Bulgaria
3.750% due 07/28/2012 (a)		$13	13

Total Bulgaria (Cost $13)			13

CAYMAN ISLANDS 0.1%

Petrobras International Finance Co.
7.750% due 09/15/2014		$650	645
Vale Overseas Ltd.
8.250% due 01/17/2034		750	784

Total Cayman Islands (Cost $1,291)			1,429

CHILE 0.7%

Banco Santander Chile
3.310% due 12/09/2009 (a)		$8,500	8,531
5.375% due 12/09/2014		3,000	2,979
Republic of Chile
3.110% due 01/28/2008 (a)		24	24
7.125% due 01/11/2012		1,740	1,948
5.500% due 01/15/2013		1,665	1,706

Total Chile (Cost $15,155)			15,188

CHINA 0.8%

Export-Import Bank of China
5.250% due 07/29/2014		$17,750	17,842

Total China (Cost $17,572)			17,842

COLOMBIA 0.8%

Republic of Colombia
9.750% due 04/23/2009		$910	998
10.500% due 07/09/2010		2,000	2,210
9.750% due 04/09/2011 (a)		2,447	2,704
10.000% due 01/23/2012		8,800	9,548
10.750% due 01/15/2013		1,680	1,886

Total Colombia (Cost $17,754)			17,346

CROATIA 0.0%

Republic of Croatia
3.813% due 07/31/2010 (a)		$898	898

Total Croatia (Cost $895)			898

ECUADOR 4.7%

Republic of Ecuador
12.000% due 11/15/2012		$250	251
8.000% due 08/15/2030 (a)		110,787	99,202

Total Ecuador (Cost $85,687)			99,453

EL SALVADOR 0.3%

Republic of El Salvador
8.500% due 07/25/2011		$5,515	6,249

Total El Salvador (Cost $5,993)			6,249

GERMANY (e) 1.5%

Gazprom International S.A.
9.125% due 04/25/2007		$1,000	1,075
9.625% due 03/01/2013		2,000	2,292
Republic of Germany
3.750% due 07/04/2013	EC	20,000	26,448

Total Germany (Cost $30,872)			29,815

GUATEMALA 0.7%

Republic of Guatemala
10.250% due 11/08/2011		$250	292
9.250% due 08/01/2013		13,531	15,364

Total Guatemala (Cost $15,530)			15,656

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014		$2,950	2,982

Total Hong Kong (Cost $2,929)			2,982

INDIA 0.1%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009		$1,500	1,458

Total India (Cost $1,489)			1,458

LUXEMBOURG 0.7%

Gaz Capital S.A.
8.625% due 04/28/2034		$1,900	2,123
Gazprom International S.A.
7.201% due 02/01/2020		5,000	5,113
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,487
Tengizchevroil Finance Co.
6.124% due 11/15/2014		4,400	4,378
VimpelCom
8.375% due 10/22/2011		450	448

Total Luxembourg (Cost $15,075)			15,549

MALAYSIA 1.7%

Petroliam Nasional Bhd.
7.750% due 08/15/2015		$1,690	1,990
Petronas Capital Ltd.
7.000% due 05/22/2012		23,760	26,164
7.875% due 05/22/2022		3,000	3,595
Republic of Malaysia
8.750% due 06/01/2009		3,200	3,661

Total Malaysia (Cost $35,491)			35,410

MEXICO 15.9%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)		$4,050	3,984
Pemex Finance Ltd.
9.030% due 02/15/2011		60	67
Pemex Project Funding Master Trust
8.500% due 02/15/2008		3,200	3,486
9.375% due 12/02/2008		500	567
4.460% due 10/15/2009 (a)		25,303	26,677
4.310% due 06/15/2010 (a)		11,056	11,305
9.125% due 10/13/2010		565	654
8.000% due 11/15/2011		7,000	7,763
7.375% due 12/15/2014		6,099	6,541
9.250% due 03/30/2018		4,597	5,539
8.625% due 02/01/2022		17,733	20,193
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,035
United Mexican States
8.625% due 03/12/2008		1,500	1,655
4.625% due 10/08/2008		60	59
3.330% due 01/13/2009 (a)		24	24
10.375% due 02/17/2009		2,690	3,186
8.375% due 01/14/2011		19,142	21,828
7.500% due 01/14/2012		5,750	6,362
6.375% due 01/16/2013		36,986	38,465
5.875% due 01/15/2014		8,000	7,960
6.625% due 03/03/2015		15,450	16,138
11.375% due 09/15/2016		1,060	1,516
8.125% due 12/30/2019		39,465	45,326
8.000% due 09/24/2022		26,180	29,780
11.500% due 05/15/2026		10,000	15,150
8.300% due 08/15/2031		19,400	22,262
7.500% due 04/08/2033		24,725	26,270
6.750% due 09/27/2034		10,400	10,176
United Mexican States Value Recovery Rights
0.000% due 06/30/2005 (a)		20,094	281
0.000% due 06/30/2006 (a)		20,094	522
0.000% due 06/30/2007 (a)		18,575	437

Total Mexico (Cost $330,765)			335,208

MOROCCO 0.2%

Kingdom of Morocco
2.031% due 01/05/2009 (a)		$3,537	3,493

Total Morocco (Cost $3,419)			3,493

PANAMA 2.5%

Republic of Panama
8.250% due 04/22/2008		$4,110	4,398
9.625% due 02/08/2011		18,439	20,929
9.375% due 07/23/2012		20,123	22,840
3.750% due 07/17/2014 (a)		46	45
7.250% due 03/15/2015		1,000	998
8.875% due 09/30/2027		250	270
9.375% due 04/01/2029		2,675	3,063

Total Panama (Cost $52,179)			52,543

44  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
PERU 3.3%

Republic of Peru
9.125% due 01/15/2008		$5,209	$5,704
9.125% due 02/21/2012		19,041	21,516
5.000% due 03/07/2017 (a)		41,942	39,073
8.750% due 11/21/2033		3,795	3,966

Total Peru (Cost $66,650)			70,259

RUSSIA 18.0%

Russian Federation
8.750% due 07/24/2005		$25,648	26,074
10.000% due 06/26/2007		1,180	1,301
8.250% due 03/31/2010 (a)		37,280	40,247
8.250% due 03/31/2010		3,000	3,248
11.000% due 07/24/2018		2,700	3,746
12.750% due 06/24/2028		9,275	15,217
5.000% due 03/31/2030 (a)		283,880	291,148

Total Russia (Cost $377,625)			380,981

SOUTH AFRICA (e) 2.1%

Republic of South Africa
8.375% due 10/17/2006		$1,000	1,055
9.125% due 05/19/2009		6,940	7,920
7.375% due 04/25/2012		5,250	5,788
5.250% due 05/16/2013	EC	12,160	16,408
6.500% due 06/02/2014		$11,650	12,245
8.500% due 06/23/2017		250	301

Total South Africa (Cost $40,782)			43,717

TUNISIA (e) 2.4%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EC	450	608
7.375% due 04/25/2012		$43,887	48,824
8.250% due 09/19/2027		1,680	1,966

Total Tunisia (Cost $51,126)			51,398

UKRAINE 4.0%

Republic of Ukraine
11.000% due 03/15/2007		$10,888	11,710
6.365% due 08/05/2009 (a)		26,220	28,094
6.875% due 03/04/2011		33,900	34,913
7.650% due 06/11/2013		9,585	10,296

Total Ukraine (Cost $81,706)			85,013

UNITED STATES 0.1%

U.S. Treasury Bond
7.125% due 02/15/2023		$1,000	1,267

Total United States (Cost $1,289)			1,267

VENEZUELA 1.9%

Republic of Venezuela
5.375% due 08/07/2010		$4,000	3,566
3.692% due 04/20/2011 (a)		7,350	6,514
10.750% due 09/19/2013		5,000	5,575
8.500% due 10/08/2014		2,000	1,975
7.000% due 12/01/2018		5,000	4,272
0.000% due 04/15/2020 (a)		4	0
9.250% due 09/15/2027		18,540	18,457

Total Venezuela (Cost $42,140)			40,359

SHORT-TERM INSTRUMENTS 24.7%

Certificates of Deposit 3.2%

Bank of America, N.A.
2.610% due 04/20/2005		$16,800	16,800
Wells Fargo Bank, N.A.
2.790% due 04/11/2005		52,100	52,100

			68,900

Commercial Paper 17.4%

Fannie Mae
2.422% due 04/13/2005		32,200	32,173
2.390% due 04/15/2005		18,300	18,283
2.508% due 04/20/2005		5,100	5,093
2.580% due 04/27/2005		45,400	45,315
2.485% due 05/25/2005		18,500	18,431
2.645% due 06/01/2005		5,900	5,870
2.694% due 06/01/2005		27,500	27,362
2.732% due 06/01/2005		1,900	1,890
2.640% due 06/02/2005		12,200	12,138
2.784% due 06/15/2005		30,000	29,813
2.875% due 06/27/2005		4,400	4,368
Rabobank USA Financial Corp.
2.820% due 04/01/2005		47,800	47,800
TotalFinalElf Capital S.A.
2.830% due 04/01/2005		57,800	57,800
UBS Finance, Inc.
2.830% due 04/01/2005		57,600	57,600
2.775% due 04/25/2005		5,400	5,390

			369,326

Repurchase Agreements 3.5%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.750% due 05/15/2014 valued at $67,592. Repurchase proceeds are $66,405.)		66,400	66,400
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $6,912. Repurchase proceeds are $6,775.)		6,775	6,775
			73,175

U.S. Treasury Bills 0.6%

2.736% due 05/05/2005-06/16/2005 (b)(c)		12,270	12,193

Total Short-Term Instruments (Cost $523,624)			523,594

Total Investments 117.3% (Cost $2,435,083)			$2,482,904

Other Assets and Liabilities (Net) (17.3%)			(366,676)

Net Assets 100.0%			$2,116,228

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $567 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 5-Year Note Long Futures	06/2005	213	$2

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  45

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

March 31, 2005

(d)	Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009		$8,025	$332
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%	08/24/2014		8,125	640
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005		686	2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005		12,500	124
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005		4,000	14
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005		1,500	11
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.110%	06/17/2013		20,000	2,163
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009		14,000	2,609
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013		4,000	449
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007		2,450	(7)
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		5,000	54
Goldman Sachs & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		4,000	43
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013		3,500	339
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		7,950	(12)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		16,540	16
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013		5,400	626
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014		12,000	417
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005		2,500	19
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	2.850%	03/20/2008		5,000	10
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014		3,700	171
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.350%	07/10/2005		10,720	57
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013		12,000	1,214
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014		1,350	46
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005		10,000	60
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005		2,060	6
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005		7,630	21
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005		500	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005		3,000	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% until 05/15/2026	Sell	1.280%	02/20/2009		3,800	57
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		16,000	112
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010		12,200	1
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013		20,000	2,078
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% due 05/15/2026	Sell	1.770%	12/20/2013		12,500	316
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009		3,000	(11)

							$12,003

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	44,400	$(30)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		22,900	(11)

							$(41)

46  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	3,267	04/2005	$48	$0	$48
Buy		7,579	05/2005	0	(48)	(48)
Buy		48,805	08/2005	0	(415)	(415)
Buy	CP	1,464,800	05/2005	0	(51)	(51)
Buy		16,878	06/2005	0	0	0
Buy		265,041	08/2005	0	(3)	(3)
Buy	CY	24,681	09/2005	0	(33)	(33)
Sell	EC	34,849	04/2005	1,468	0	1,468
Buy	H$	9,953	04/2005	0	(6)	(6)
Buy	JY	1,391,423	04/2005	0	(268)	(268)
Buy	KW	1,468,665	04/2005	24	0	24
Buy		4,404,138	05/2005	54	0	54
Sell		2,421,664	05/2005	0	(49)	(49)
Buy	MP	30,980	05/2005	12	(6)	6
Buy		7,783	06/2005	4	0	4
Buy	PN	9,065	05/2005	4	0	4
Buy		316	06/2005	0	0	0
Buy	PZ	8,880	05/2005	0	(62)	(62)
Buy		863	06/2005	0	(5)	(5)
Buy	RP	31,277	05/2005	0	(5)	(5)
Buy		131,042	06/2005	0	(26)	(26)
Buy	RR	36,441	04/2005	12	0	12
Buy		70,553	05/2005	4	0	4
Buy		12,833	06/2005	0	(6)	(6)
Buy	S$	2,111	04/2005	0	(16)	(16)
Buy		4,215	05/2005	0	(20)	(20)
Buy	SR	6,553	05/2005	0	(9)	(9)
Buy	SV	85,249	05/2005	0	(65)	(65)
Buy		6,525	06/2005	0	(4)	(4)
Buy	T$	88,133	05/2005	1	(2)	(1)
Buy		2,545	06/2005	0	(3)	(3)

				$1,631	$(1,102)	$529

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  47

Schedule of Investments

Floating Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 12.7%

Advertising Directory Solutions, Inc.
4.850% due 11/09/2011 (a)	$991	$995
AES Corp.
5.250% due 04/30/2008 (a)	1,000	1,023
5.570% due 04/30/2008 (a)	1,000	1,023
Alderwoods Group, Inc.
4.850% due 08/07/2008 (a)	24	25
3.940% due 09/17/2008 (a)	72	74
4.540% due 09/17/2008 (a)	137	139
5.296% due 09/17/2008 (a)	68	69
Allegheny Energy, Inc.
4.810% due 03/08/2011 (a)	1,673	1,698
5.150% due 03/08/2011 (a)	24	24
5.880% due 03/08/2011 (a)	587	596
Allied Waste North America
4.850% due 01/15/2012 (a)	730	738
5.000% due 01/15/2012 (a)	405	410
5.370% due 01/15/2012 (a)	324	328
5.090% due 02/24/2012 (a)	730	737
5.750% due 02/24/2012 (a)	811	819
American Tower LP
5.750% due 02/28/2011 (a)	2,000	2,027
Appleton Papers, Inc.
4.790% due 06/09/2010 (a)	149	151
5.550% due 06/11/2010 (a)	149	151
Ardent Health Services, Inc.
5.250% due 08/15/2011 (a)	2,985	2,992
Berry Plastics Corp.
4.680% due 07/22/2010 (a)	1	1
4.770% due 07/22/2010 (a)	497	507
Boise Cascade Corp.
5.125% due 10/29/2011 (a)	1,919	1,957
Brenntag AG
5.880% due 02/27/2012 (a)	1,000	1,017
Celanese Americas Corp.
2.590% due 07/27/2009 (a)	2,000	2,041
5.625% due 04/11/2011 (a)	674	689
5.625% due 07/27/2011 (a)	326	333
Centennial Communications
4.880% due 01/20/2011 (a)	42	43
5.140% due 01/20/2011 (a)	32	33
5.342% due 01/20/2011 (a)	420	428
5.630% due 01/20/2011 (a)	126	128
5.630% due 02/09/2011 (a)	378	385
Charter Communications Holdings LLC
5.890% due 04/26/2011 (a)	3	3
5.980% due 04/26/2011 (a)	993	999
Community Health Systems, Inc.
4.640% due 08/19/2011 (a)	1,983	2,013
Cooper Standard Automotive, Inc.
4.750% due 12/23/2011 (a)	2,538	2,552
Dex Media West LLC
4.480% due 09/09/2010 (a)	554	563
4.520% due 09/09/2010 (a)	155	158
4.600% due 09/09/2010 (a)	486	495
4.620% due 09/09/2010 (a)	639	650
4.660% due 09/09/2010 (a)	418	426
4.750% due 09/09/2010 (a)	869	884
4.850% due 09/09/2010 (a)	547	557
5.050% due 09/09/2010 (a)	327	333
DirecTV Holdings LLC
4.560% due 03/06/2010 (a)	1,485	1,490
Dresser-Rand Group, Inc.
5.125% due 10/29/2009 (a)	22	22
5.438% due 10/29/2009 (a)	1,552	1,581
5.125% due 10/29/2011 (a)	169	173
El Paso Corp.
4.957% due 11/22/2009 (a)	3,875	3,928
5.625% due 11/22/2009 (a)	620	629
Federal-Mogul Corp.
1.000% due 12/08/2011 (a)	4,000	4,018
General Growth Properties
5.110% due 11/12/2007 (a)	1,000	2,525
4.940% due 11/12/2008 (a)	3,500	2,036
GoodYear Tire
6.790% due 09/30/2007 (a)	1,500	1,513
Graham Packaging Co., Inc.
7.313% due 03/15/2012 (a)	1,500	1,549
Headwaters, Inc.
5.920% due 04/30/2011 (a)	1,237	1,256
Healthsouth Corp.
5.350% due 03/31/2010 (a)	1,500	1,515
Hercules, Inc.
3.966% due 10/08/2010 (a)	564	572
4.310% due 10/08/2010 (a)	32	32
Insight Midwest LP
5.438% due 12/31/2009 (a)	1,499	1,529
Jarden Corp.
4.650% due 01/21/2012 (a)	4,500	4,565
Jean Coutu Group, Inc.
5.000% due 07/30/2011 (a)	1,990	2,032
Jefferson Smurfit Corp.
2.290% due 11/01/2010 (a)	87	89
4.750% due 11/01/2010 (a)	215	219
4.938% due 11/01/2010 (a)	358	365
5.188% due 11/01/2011 (a)	340	347
K&F Industries, Inc.
5.200% due 11/18/2012 (a)	374	381
5.750% due 11/18/2012 (a)	1,034	1,053
7.250% due 11/18/2012 (a)	19	19
Kinetic Concepts, Inc.
4.310% due 07/14/2010 (a)	1,589	1,611
Loews Cineplex Entertainment Corp.
4.970% due 07/08/2011 (a)	17	17
5.000% due 07/08/2011 (a)	679	691
4.814% due 07/22/2011 (a)	782	797
Mediacom Communications Corp.
5.060% due 09/30/2010 (a)	160	164
5.250% due 09/30/2010 (a)	411	419
5.290% due 09/30/2010 (a)	160	164
5.340% due 09/30/2010 (a)	1,751	1,784
5.590% due 09/30/2010 (a)	13	13
Nalco Co.
4.850% due 11/01/2010 (a)	472	482
4.920% due 11/01/2010 (a)	416	425
5.050% due 11/01/2010 (a)	612	625
New Skies Satellites
5.188% due 05/02/2010 (a)	978	992
5.375% due 05/02/2010 (a)	232	235
1.010% due 05/04/2011 (a)	1,000	1,014
Novelis, Inc.
4.500% due 12/30/2011 (a)	2,964	3,016
NRG Energy, Inc.
2.992% due 12/24/2011 (a)	1,969	2,002
5.255% due 12/24/2011 (a)	2,531	2,574
Pacificare Health
4.250% due 12/17/2008 (a)	635	643
4.938% due 12/17/2008 (a)	562	569
PanAmSat Corp.
5.300% due 08/20/2009 (a)	473	477
5.350% due 08/20/2009 (a)	382	385
5.310% due 08/20/2011 (a)	1,500	1,526
Polypore, Inc.
4.920% due 11/12/2011 (a)	469	475
Primedia, Inc.
7.375% due 12/31/2009 (a)	1,188	1,208
Qwest Corp.
6.950% due 06/30/2010 (a)	2,000	2,035
Refco Finance Holdings LLC
4.850% due 08/05/2011 (a)	3,020	3,059
Reliant Resources, Inc.
5.225% due 12/22/2010 (a)	308	312
6.089% due 12/22/2010 (a)	3,692	3,742
Resorts International Hotel and Casino, Inc.
1.000% due 03/03/2012 (a)	1,500	1,519
Revlon Consumer Products Corp.
9.000% due 07/09/2010 (a)	125	131
8.030% due 07/31/2010 (a)	250	261
8.240% due 07/31/2010 (a)	500	522
RH Donnelley, Inc.
4.310% due 06/30/2011 (a)	50	51
4.360% due 06/30/2011 (a)	150	152
4.700% due 06/30/2011 (a)	199	203
4.760% due 06/30/2011 (a)	249	254
4.780% due 06/30/2011 (a)	150	152
4.800% due 06/30/2011 (a)	50	51
4.810% due 06/30/2011 (a)	199	203
4.840% due 06/30/2011 (a)	50	51
4.850% due 06/30/2011 (a)	336	342
Sealy Mattress Co.
4.910% due 08/06/2012 (a)	270	276
5.160% due 08/06/2012 (a)	204	208
Simmons Bedding Co.
4.750% due 12/19/2011 (a)	29	30
5.438% due 12/19/2011 (a)	38	39
5.625% due 12/19/2011 (a)	50	51
5.750% due 12/19/2011 (a)	819	835
6.750% due 12/19/2011 (a)	25	26
7.250% due 12/19/2011 (a)	38	39
Telcordia Technologies, Inc.
5.584% due 09/09/2012 (a)	1,500	1,508
Tenneco Automotive, Inc.
4.940% due 12/12/2010 (a)	1,347	1,375
5.120% due 12/12/2010 (a)	2,653	2,708
UGS PLM Solution
6.750% due 05/26/2011 (a)	2,492	2,542
Universal City Development
4.660% due 06/09/2010 (a)	564	573
5.100% due 06/09/2010 (a)	18	18
4.820% due 06/19/2010 (a)	418	425
UPC Finance
5.752% due 09/15/2012 (a)	2,000	2,024
Valor Communication
4.850% due 02/15/2012 (a)	267	271
5.100% due 02/15/2012 (a)	733	745
Warner ChilCott Co., Inc.
5.584% due 01/18/2012 (a)	5,056	5,115
Worldspan LP
5.625% due 02/16/2010 (a)	500	501
5.750% due 02/16/2010 (a)	500	501
7.250% due 02/16/2010 (a)	500	501
Wynn Las Vegas LLC
4.955% due 12/14/2011 (a)	1,500	1,528
5.005% due 12/14/2011 (a)	1,500	1,528

Total Bank Loan Obligations (Cost $122,763)		123,367

CORPORATE BONDS & NOTES 25.9%

Banking & Finance 11.4%

American General Finance Corp.
2.660% due 01/06/2006 (a)	600	600
Banco Santander Chile
3.310% due 12/09/2009 (a)	1,500	1,505
Bear Stearns Cos, Inc.
3.690% due 09/27/2007 (a)	650	658
3.030% due 01/30/2009 (a)	2,500	2,512
3.230% due 09/09/2009 (a)	1,680	1,686
Borden US Finance Corp.
7.410% due 07/15/2010 (a)	600	624
CIT Group, Inc.
2.770% due 04/19/2006 (a)	400	400
3.040% due 05/18/2007 (a)	100	100
2.740% due 09/20/2007 (a)	7,000	7,019

48  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Ford Motor Credit Co.
7.600% due 08/01/2005	$1,000	$1,011
6.875% due 02/01/2006	1,200	1,217
3.750% due 11/16/2006 (a)	3,000	2,970
4.000% due 03/21/2007 (a)	3,000	3,007
3.920% due 09/28/2007 (a)	2,500	2,440
4.050% due 01/15/2010 (a)	1,000	971
General Electric Capital Corp.
2.950% due 02/03/2006 (a)	100	100
2.960% due 05/12/2006 (a)	100	100
2.980% due 03/04/2008 (a)	2,500	2,500
2.830% due 04/30/2009 (a)	1,500	1,503
3.030% due 11/21/2011 (a)	2,000	2,009
2.750% due 09/15/2014 (a)	450	454
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	1,000	1,000
7.500% due 07/15/2005	400	403
3.920% due 10/20/2005 (a)	1,390	1,387
6.750% due 01/15/2006	1,189	1,198
3.695% due 05/18/2006 (a)	5,050	4,943
3.560% due 01/16/2007 (a)	250	240
3.610% due 07/16/2007 (a)	1,100	1,037
6.125% due 08/28/2007	4,000	3,903
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	5,000	5,001
2.870% due 10/27/2006 (a)	800	802
3.190% due 03/30/2007 (a)	1,500	1,502
3.022% due 07/23/2009 (a)	4,135	4,161
2.990% due 10/07/2011 (a)	2,000	2,011
Household Finance Corp.
2.920% due 02/09/2007 (a)	125	125
3.080% due 11/16/2009 (a)	4,500	4,524
HSBC Bank USA N.A.
3.120% due 09/21/2007 (a)	1,400	1,402
International Lease Finance Corp.
3.060% due 01/15/2010 (a)	4,500	4,505
Korea Development Bank
3.070% due 10/20/2009 (a)	5,200	5,208
Merrill Lynch & Co., Inc.
3.260% due 03/07/2006 (a)	100	100
2.940% due 04/18/2006 (a)	250	251
Morgan Stanley Dean Witter & Co.
2.830% due 11/09/2006 (a)	2,500	2,501
2.760% due 01/12/2007 (a)	442	443
2.919% due 02/15/2007 (a)	700	701
2.795% due 01/18/2008 (a)	2,000	2,004
2.932% due 01/22/2009 (a)	100	100
2.940% due 01/15/2010 (a)	3,500	3,521
National Rural Utilities Cooperative Finance Corp.
2.910% due 02/17/2006 (a)	900	901
Pemex Finance Ltd.
8.450% due 02/15/2007	722	750
8.020% due 05/15/2007	3,750	3,908
SLM Corp.
2.690% due 09/15/2006 (a)	2,500	2,508
2.820% due 01/25/2007 (a)	2,500	2,505
2.822% due 01/25/2008 (a)	9,000	8,997
2.910% due 07/25/2008 (a)	500	502
2.900% due 01/26/2009 (a)	1,000	1,002
UBS Luxembourg S.A.
4.450% due 10/24/2006	150	152
Universal City Florida Holding Co.
7.492% due 05/01/2010 (a)	2,500	2,600
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	300	300
Wells Fargo & Co.
2.950% due 09/29/2005 (a)	250	250

		110,734

Industrials 10.2%

Abitibi-Consolidated, Inc.
5.990% due 06/15/2011 (a)	2,350	2,368
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	1,250	1,252
Boise Cascade LLC
5.535% due 10/15/2012 (a)	3,000	3,075
Bowater, Inc.
6.010% due 03/15/2010 (a)	2,500	2,581
Burlington Northern Santa Fe Corp.
6.375% due 12/15/2005	220	224
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)	3,100	3,301
Caesars Entertainment, Inc.
9.375% due 02/15/2007	430	458
CCO Holdings LLC
7.135% due 12/15/2010	4,000	3,970
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	6,000	6,040
CSX Corp.
3.050% due 08/03/2006 (a)	4,000	4,008
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	780	783
3.470% due 05/24/2006 (a)	5,100	5,123
3.770% due 08/08/2006 (a)	100	101
3.150% due 11/17/2006 (a)	1,000	1,001
3.200% due 03/07/2007 (a)	4,200	4,209
3.450% due 09/10/2007 (a)	800	802
Duke Energy Field Services LLC
7.500% due 08/16/2005	5,000	5,072
EchoStar DBS Corp.
5.750% due 10/01/2008	1,000	990
5.810% due 10/01/2008 (a)	2,755	2,834
El Paso Corp.
6.950% due 12/15/2007	1,750	1,781
Enterprise Products Operating LP
4.000% due 10/15/2007	500	490
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	3,950	4,073
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,050
7.375% due 07/15/2008	1,000	1,052
Goodman Global Holding Co, Inc.
5.501% due 06/15/2012 (a)	2,250	2,239
Halliburton Co.
4.160% due 10/17/2005 (a)	900	907
HCA, Inc.
6.910% due 06/15/2005	1,000	1,011
8.750% due 09/01/2010	1,000	1,130
HealthSouth Corp.
7.625% due 06/01/2012 (b)	1,000	965
Hertz Corp.
3.970% due 08/05/2008 (a)	100	98
JetBlue Airways Corp.
5.894% due 11/15/2008 (a)	2,500	2,505
La Quinta Corp.
7.000% due 08/15/2007	1,250	1,278
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,320	5,443
Lyondell Chemical Co.
9.500% due 12/15/2008	1,500	1,612
MagnaChip Semiconductor S.A.
6.260% due 12/15/2011 (a)	2,500	2,575
MCI, Inc.
5.908% due 05/01/2007	4,450	4,539
Meritor Automotive, Inc.
6.800% due 02/15/2009	500	497
Newpark Resources, Inc.
8.625% due 12/15/2007	1,500	1,493
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,750	1,921
Pemex Project Funding Master Trust
4.460% due 10/15/2009 (a)	100	105
4.310% due 06/15/2010 (a)	8,500	8,730
Primedia, Inc.
8.164% due 05/15/2010 (a)	1,100	1,172
Qwest Corp.
6.544% due 02/15/2009 (a)	3,850	3,898
TCI Communications, Inc.
7.250% due 08/01/2005	125	126
8.000% due 08/01/2005	100	101

		99,983

Utilities 4.3%

Alabama Power Co.
2.892% due 04/23/2006 (a)	100	100
Appalachian Power Co.
4.800% due 06/15/2005	2,000	2,006
3.420% due 06/29/2007 (a)	400	401
AT&T Corp.
8.050% due 11/15/2011	1,000	1,141
Carolina Power & Light Co.
7.500% due 04/01/2005	475	475
CMS Energy Corp.
9.875% due 10/15/2007	600	654
Dobson Cellular Systems
7.492% due 11/01/2011 (a)	1,500	1,545
Dominion Resources, Inc.
7.625% due 07/15/2005	100	101
3.094% due 05/15/2006 (a)	600	602
Duke Energy Corp.
3.409% due 12/08/2005 (a)	2,200	2,201
Intelsat Bermuda Ltd.
7.794% due 01/15/2012 (a)	4,500	4,590
Nisource Finance Corp.
7.625% due 11/15/2005	2,000	2,046
3.430% due 11/23/2009 (a)	3,500	3,524
Northwestern Corp.
7.300% due 12/01/2006	3,000	3,115
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	347	348
Progress Energy, Inc.
6.750% due 03/01/2006	4,500	4,613
PSEG Energy Holdings LLC
7.750% due 04/16/2007	600	620
8.625% due 02/15/2008	1,500	1,590
Qwest Capital Funding, Inc.
7.750% due 08/15/2006	2,000	2,033
Rogers Wireless Communications, Inc.
6.135% due 12/15/2010	2,250	2,340
Rural Cellular Corp.
7.510% due 03/15/2010 (a)	1,400	1,442
Southern California Edison Co.
3.075% due 12/13/2007 (a)	3,000	2,999
Southwestern Electric Power
4.500% due 07/01/2005	1,000	1,003
Time Warner Telecom Holdings, Inc.
6.794% due 02/15/2011 (a)	2,350	2,374

		41,863

Total Corporate Bonds & Notes (Cost $253,158)		252,580

U.S. GOVERNMENT AGENCIES 18.9%

Fannie Mae
2.430% due 10/03/2005 (a)	200	200
2.455% due 07/06/2005 (a)	100	100
2.632% due 01/07/2006 (a)	2,500	2,499
2.745% due 05/22/2006 (a)	25,000	24,986
2.790% due 04/25/2035 (a)	481	481
2.825% due 09/07/2006 (a)	50,000	49,992

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  49

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Federal Home Loan Bank
2.765% due 08/26/2005 (a)		$2,500	$2,500
2.880% due 06/13/2006 (a)		39,500	39,494
2.975% due 03/28/2006 (a)		35,000	35,008
Freddie Mac
2.550% due 10/07/2005 (a)		200	200
2.925% due 09/09/2005 (a)		27,950	27,952
5.000% due 06/15/2013		694	700

Total U.S. Government Agencies (Cost $183,540)			184,112

U.S. TREASURY OBLIGATIONS 2.4%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007		21,664	22,750

Total U.S. Treasury Obligations (Cost $22,678)			22,750

MORTGAGE-BACKED SECURITIES 0.1%

Washington Mutual Mortgage Securities Corp.
2.960% due 12/25/2044 (a)		988	990

Total Mortgage-Backed Securities (Cost $988)			990

ASSET-BACKED SECURITIES 0.5%

Asset-Backed Securities Corp. Home Equity Loan Trust
3.010% due 12/25/2034 (a)		348	348
Capital Auto Receivables Asset Trust
2.640% due 03/17/2008		450	447
Chase Funding Loan Acquisition Trust
2.980% due 01/25/2033 (a)		274	275
Countrywide Asset-Backed Certificates
2.820% due 12/25/2018 (a)		74	74
2.800% due 04/25/2035 (a)		401	401
GSAMP Trust
3.020% due 06/20/2033 (a)		32	32
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.790% due 08/25/2034 (a)		61	61
2.800% due 11/25/2034 (a)		390	390
Park Place Securities, Inc.
2.810% due 02/25/2035 (a)		438	438
SLM Student Loan Trust
2.730% due 04/25/2010 (a)		3,100	3,099
Structured Asset Investment Loan Trust
2.820% due 10/25/2033 (a)		12	12

Total Asset-Backed Securities (Cost $6,061)			5,577

SOVEREIGN ISSUES 15.9%

Republic of Brazil
10.000% due 01/16/2007		250	270
11.250% due 07/26/2007		55	62
11.500% due 03/12/2008		25	28
3.125% due 04/15/2009 (a)		3,621	3,545
8.840% due 06/29/2009 (a)		39,210	43,768
10.000% due 08/07/2011		3,150	3,418
3.125% due 04/15/2012 (a)		21,711	20,510
8.000% due 04/15/2014		1,114	1,110
Republic of Bulgaria
3.750% due 07/28/2012 (a)		937	944
Republic of Chile
3.110% due 01/28/2008 (a)		1,461	1,470
Republic of Colombia
10.500% due 06/13/2006		750	801
8.625% due 04/01/2008		1,000	1,052
Republic of Ecuador
12.000% due 11/15/2012		1,500	1,504
8.000% due 08/15/2030 (a)		2,600	2,327
Republic of Egypt
7.625% due 07/11/2006		500	521
Republic of Kazakhstan
11.125% due 05/11/2007		750	850
Republic of Panama
8.250% due 04/22/2008		7,250	7,757
3.750% due 07/17/2014 (a)		619	595
3.750% due 07/17/2016 (a)		3,419	3,174
Republic of Peru
9.125% due 01/15/2008		5,400	5,913
5.000% due 03/07/2017 (a)		6,860	6,341
Republic of Ukraine
11.000% due 03/15/2007 (a)		2,203	2,369
6.365% due 08/05/2009 (a)		13,650	14,627
6.875% due 03/04/2011		250	257
Republic of Venezuela
5.375% due 08/07/2010		2,500	2,229
3.692% due 04/20/2011 (a)		16,850	14,934
Russian Federation
8.750% due 07/24/2005		4,747	4,826
8.250% due 03/31/2010 (a)		2,500	2,699
12.750% due 06/24/2028		100	164
5.000% due 03/31/2030 (a)		4,300	4,410
United Mexican States
3.330% due 01/13/2009 (a)		2,511	2,541

Total Sovereign Issues (Cost $157,123)			155,016

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 2.8%

Aries Vermoegensverwaltungs
5.426% due 10/25/2007 (a)	EC	12,250	16,707
Kingdom of Spain
3.100% due 09/20/2006	JY	190,000	1,851
Republic of Germany
6.875% due 05/12/2005	EC	280	365
2.000% due 06/17/2005		6,500	8,424

Total Foreign Currency-Denominated Issues (Cost $27,636)			27,347

CONVERTIBLE BONDS & NOTES 0.0%

AES Corp.
4.500% due 08/15/2005		$200	201

Total Convertible Bonds & Notes (Cost $200)			201

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		40,700	2,262

Total Preferred Stock (Cost $2,035)			2,262

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 20.4%

Certificates of Deposit 1.6%

Bank of America, N.A.
2.480% due 04/06/2005		$14,500	14,500
2.610% due 04/20/2005		1,500	1,500

			16,000

Commercial Paper 15.8%

Bank of Ireland
2.505% due 04/21/2005		11,900	11,883
Barclays U.S. Funding Corp.
2.665% due 05/02/2005		1,700	1,696
2.855% due 06/03/2005		22,000	21,886
CDC IXIS Commercial Paper, Inc.
2.695% due 05/09/2005		19,000	18,946
2.870% due 06/13/2005		5,000	4,970
Danske Corp.
2.375% due 04/01/2005		3,600	3,600
Ford Motor Credit Co.
2.520% due 04/07/2005		200	200
3.400% due 08/26/2005		4,300	4,244
Freddie Mac
2.690% due 06/20/2005		1,400	1,391
2.689% due 06/21/2005		16,400	16,289
2.907% due 06/30/2005		5,900	5,855
3.000% due 08/08/2005		16,900	16,710
General Electric Capital Corp.
2.660% due 04/28/2005		5,700	5,689
HBOS Treasury Services PLC
2.470% due 04/12/2005		6,600	6,595
Skandinaviska Enskilda Banken AB (SEB)
2.760% due 05/17/2005		3,900	3,886
2.700% due 05/27/2005		18,100	18,024
UBS Finance, Inc.
2.675% due 05/26/2005		10,400	10,358
2.730% due 06/02/2005		700	696
2.745% due 06/10/2005		900	895

			153,813

Repurchase Agreements 2.8%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $11,101. Repurchase proceeds are $10,901.)		10,900	10,900
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.400% due 06/17/2005 valued at $16,959. Repurchase proceeds are $16,623.)		16,622	16,622

			27,522

U.S. Treasury Bills 0.2%

2.656% due 05/05/2005-06/16/2005 (d)		1,600	1,592

Total Short-Term Instruments (Cost $198,944)			198,927

Total Investments 99.8% (Cost $975,126)			$973,129

Written Options (f) (0.0%) (Premiums $377)			(421)

Other Assets and Liabilities (Net) 0.2%			2,391

Net Assets 100.0%			$975,099

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

50  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.020%	10/03/2005	BR	3,900	$(3)
Goldman Sachs & Co.	BR - CDI-Compounded	Pay	19.150%	10/03/2005		5,400	(2)
Citibank N.A.	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	38,300	155
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		$53,600	977

							$1,127

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N.V.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%	08/24/2009	$100	$4
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	4.570%	09/20/2007	125	12
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%	09/20/2009	400	16
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%	09/20/2009	125	5
Bank of America	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,500	(5)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Buy	0.650%	09/20/2005	100	0
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	100	2
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	100	1
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%	12/20/2007	1,500	27
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%	12/20/2007	1,500	(22)
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%	09/20/2009	300	3
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%	09/20/2009	300	4
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	9,000	(237)
Bear Stearns & Co., Inc.	Dura Operating Corp. 8.625% due 04/15/2012	Sell	4.150%	12/20/2009	500	(38)
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%	12/20/2009	1,500	(31)
Bear Stearns & Co., Inc.	Stone Container Corp. 9.750% due 02/01/2011	Sell	1.760%	12/20/2009	1,500	(39)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	23,400	(46)
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%	09/20/2007	100	2
Citibank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	1,300	(29)
Citibank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	2,500	(71)
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	1,000	0
Credit Suisse First Boston	SAMI	Sell	2.450%	09/20/2008	1,820	24
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	150	12
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%	09/20/2009	100	9
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%	09/20/2009	125	4
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%	09/20/2009	125	4
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%	09/20/2009	100	5
Credit Suisse First Boston	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	12/20/2009	1,000	41
Credit Suisse First Boston	SAMI	Sell	2.150%	12/20/2009	1,500	2
Credit Suisse First Boston	Vintage Petroleum, Inc. 8.250% due 05/01/2012	Sell	1.910%	12/20/2009	300	12
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	50	0
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	975	(3)
Goldman Sachs & Co.	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	1.690%	09/20/2009	300	10
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	0
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%	09/20/2009	125	0
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	8,000	(233)
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	5,850	(98)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	5,300	(85)
J.P. Morgan Chase & Co.	Stone Container Corp. 7.375% due 07/15/2014	Sell	2.300%	12/20/2009	300	3
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	1
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	12,000	11
Lehman Brothers, Inc.	Extendicare Health Services, Inc. floating rate based on 1-month USD-LIBOR plus 2.500% due 06/28/2009	Sell	2.100%	09/20/2009	400	9
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	10,000	(210)
Lehman Brothers, Inc.	Dynegy Holdings, Inc. floating rate based on 1-month USD-LIBOR plus 0.400% due 05/28/2007	Sell	3.150%	12/20/2009	600	20
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	19,000	(36)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	14,850	0
Merrill Lynch & Co., Inc.	Bombardier, Inc. 5.750% due 02/22/2008	Sell	3.250%	03/20/2006	3,500	3
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	150	(1)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  51

Schedule of Investments (Cont.)

Floating Income Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%	09/20/2009	$100	$0
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%	09/20/2009	300	7
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%	12/20/2009	500	(2)
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%	12/20/2009	1,500	14
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	5,000	(146)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	10,000	(17)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	100	3
Morgan Stanley Dean Witter & Co.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	2,000	(52)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	64,500	(825)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	4,000	(4)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	49,500	3
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	8,300	(20)
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,500	(32)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	12,000	(26)
UBS Warburg LLC	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	2,000	(4)
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	0
Wachovia Bank N.A.	Dow Jones CDX 3-100 Index	Sell	3.750%	12/20/2009	7,000	8

						$(2,031)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	353	$82	$11
Call - CBOT U.S. Treasury Note June Futures	115.000	05/20/2005	356	104	6
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	353	98	143
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	356	93	261

				$377	$421

(g)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	21,325	04/2005	$635	$0	$635
Buy	JY	157,880	04/2005	0	(31)	(31)

				$635	$(31)	$604

52  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
BRAZIL 0.6%

Republic of Brazil
3.125% due 04/15/2012 (a)		$88	$83
8.000% due 04/15/2014		7,353	7,326
8.250% due 01/20/2034		600	534

Total Brazil (Cost $8,028)			7,943

CANADA (j) 0.1%

Commonwealth of Canada
6.000% due 06/01/2011	C$	400	366
5.250% due 06/01/2013		400	353

Total Canada (Cost $689)			719

CAYMAN ISLANDS (j) 0.1%

Mizuho Financial Group Cayman Ltd.
1.522% due 12/31/2049 (a)	JY	100,000	957

Total Cayman Islands (Cost $989)			957

FRANCE (j) 2.4%

Republic of France
4.000% due 10/25/2009	EC	4,500	6,085
4.750% due 10/25/2012		100	141
4.000% due 04/25/2014		300	402
4.000% due 10/25/2014		1,200	1,604
5.500% due 04/25/2029		4,200	6,609
5.750% due 10/25/2032		10,100	16,582
4.750% due 04/25/2035		400	574
4.000% due 04/25/2055		300	378

Total France (Cost $31,555)			32,375

GERMANY (j) 20.0%

Republic of Germany
6.000% due 07/04/2007	EC	17,100	23,805
4.000% due 07/04/2009		300	405
4.500% due 07/04/2009		33,000	45,411
3.500% due 10/09/2009		8,000	10,600
5.375% due 01/04/2010		300	429
5.000% due 07/04/2012		38,700	55,415
3.750% due 07/04/2013		21,700	28,696
6.250% due 01/04/2024		10,800	18,145
6.500% due 07/04/2027		5,000	8,771
5.625% due 01/04/2028		20,500	32,658
6.250% due 01/04/2030		22,640	39,131
4.750% due 07/04/2034		4,200	6,033

Total Germany (Cost $271,393)			269,499

ITALY (j) 0.2%

Republic of Italy
3.000% due 04/15/2009	EC	700	910
4.500% due 05/01/2009		1,000	1,375

Total Italy (Cost $2,320)			2,285

JAPAN (j) 6.0%

Government of Japan
0.700% due 09/20/2008	IY	1,790,000	16,920
1.600% due 09/20/2013		5,560,000	53,886
2.400% due 06/20/2024		56,000	564
2.300% due 05/20/2030		758,600	7,255
Xerox Credit Corp.
1.500% due 06/06/2005	JY	100,000	931

Total Japan (Cost $79,730)			79,556

JERSEY, CHANNEL ISLANDS (j) 0.1%
AIG SunAmerica Institutional Funding III Ltd.
2.294% due 07/17/2006 (a)	EC	600	778

Total Jersey, Channel Islands (Cost $784)			778

MEXICO 0.1%

United Mexican States
5.875% due 01/15/2014		$1,700	1,692

Total Mexico (Cost $1,744)			1,692

NETHERLANDS (j) 0.0%

Kingdom of Netherlands
4.250% due 07/15/2013	EC	400	546

Total Netherlands (Cost $503)			546

PANAMA 0.1%

Republic of Panama
7.250% due 03/15/2015		$700	698

Total Panama (Cost $718)			698

PERU 0.1%

Republic of Peru
9.125% due 02/21/2012		$900	1,017

Total Peru (Cost $1,040)			1,017

RUSSIA 0.5%

Russian Federation
8.750% due 07/24/2005		$200	203
10.000% due 06/26/2007		300	331
8.250% due 03/31/2010 (a)		2,300	2,483
5.000% due 03/31/2030 (a)		3,700	3,794

Total Russia (Cost $6,974)			6,811

SOUTH AFRICA 0.1%

Republic of South Africa
7.375% due 04/25/2012		$1,000	1,103

Total South Africa (Cost $1,134)			1,103

SPAIN (j) 3.5%

Banesto Banco Emisiones
2.205% due 10/04/2006 (a)	EC	1,000	1,296
Caja Madrid
2.136% due 05/30/2006 (a)		1,200	1,555
Kingdom of Spain
0.000% due 06/17/2005		15,000	19,364
6.150% due 01/31/2013		1,000	1,536
5.750% due 07/30/2032		13,400	21,996
4.200% due 01/31/2037		900	1,180

Total Spain (Cost $47,505)			46,927

TUNISIA 0.0%
Banque Centrale de Tunisie
7.375% due 04/25/2012		$300	$334

Total Tunisia (Cost $345)			334

UNITED KINGDOM (j) 9.3%

SRM Investment Ltd.
2.356% due 08/26/2034 (a)	EC	92	119
United Kingdom Gilt
5.000% due 03/07/2008	BP	8,200	15,644
4.000% due 03/07/2009		1,700	3,136
5.750% due 12/07/2009		6,300	12,450
9.000% due 07/12/2011		11,900	27,757
5.000% due 03/07/2012		2,030	3,910
5.000% due 09/07/2014		18,950	36,688
4.750% due 09/07/2015		13,400	25,455

Total United Kingdom (Cost $124,440)			125,159

UNITED STATES 15.6%

Asset-Backed Securities 3.4%

Aegis Asset-Backed Securities Trust
2.970% due 11/25/2023 (a)		$2,164	2,166
American Express Credit Account Master Trust
2.950% due 04/15/2008 (a)		700	701
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		12	12
3.260% due 03/25/2033 (a)		64	64
2.940% due 04/25/2034 (a)		36	36
2.960% due 05/25/2034 (a)		37	37
2.980% due 08/25/2034 (a)		20	20
3.290% due 09/25/2034 (a)		283	284
2.950% due 04/25/2035 (a)		1,800	1,799
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		198	198
3.030% due 11/25/2034 (a)		145	145
Asset-Backed Securities Corp. Home Equity Loan Trust
3.030% due 08/15/2033 (a)		381	381
Bank One Issuance Trust
2.860% due 10/15/2008 (a)		1,000	1,001
Bear Stearns Asset-Backed Securities, Inc.
2.990% due 07/25/2022 (a)		54	54
3.020% due 12/25/2042 (a)		787	787
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)		89	89
CDC Mortgage Capital Trust
2.970% due 07/26/2034 (a)		598	599
Centex Home Equity Co., LLC
3.150% due 09/25/2033 (a)		54	54
Chase Funding Loan Acquisition Trust
3.180% due 01/25/2033 (a)		219	220
CIT Group Home Equity Loan Trust
3.140% due 03/25/2033 (a)		39	39
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)		6	6
3.160% due 05/25/2033 (a)		70	70
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		133	133
3.040% due 09/25/2021 (a)		250	250
2.990% due 05/25/2023 (a)		553	553
3.010% due 08/25/2023 (a)		133	134
3.000% due 10/25/2023 (a)		180	180
3.090% due 12/25/2031 (a)		12	12
3.110% due 05/25/2032 (a)		10	10
3.010% due 01/25/2035 (a)		118	118
Credit-Based Asset Servicing & Securitization LLC
3.030% due 09/25/2030 (a)		3,715	3,719
3.170% due 06/25/2032 (a)		113	113
2.980% due 08/25/2034 (a)		70	70

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  53

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2005

	Principal Amount (000s)	Value (000s)
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	$429	$429
Fieldstone Mortgage Investment Corp.
3.140% due 01/25/2035 (a)	83	84
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.020% due 11/25/2034 (a)	167	167
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)	62	62
3.000% due 12/25/2034 (a)	279	279
2.960% due 02/25/2035 (a)	2,083	2,085
GMAC Mortgage Corp. Loan Trust
2.950% due 10/25/2033 (a)	1,000	1,000
GSAMP Trust
3.020% due 06/20/2033 (a)	51	51
3.140% due 03/25/2034 (a)	142	142
2.900% due 03/25/2035 (a)	2,000	2,001
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)	2,590	2,600
Home Equity Mortgage Trust
2.970% due 07/25/2035 (a)	5,300	5,302
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	119	119
3.200% due 02/20/2033 (a)	1,125	1,129
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	64	64
3.170% due 06/25/2033 (a)	58	59
3.170% due 07/25/2033 (a)	199	200
3.030% due 10/25/2034 (a)	3,070	3,072
Merrill Lynch Mortgage Investors, Inc.
3.190% due 02/25/2034 (a)	35	36
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	39	39
2.990% due 08/25/2034 (a)	97	98
3.000% due 11/25/2034 (a)	624	625
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	5	5
2.980% due 04/25/2034 (a)	203	203
Morgan Stanley Home Equity Loans
2.970% due 01/25/2035 (a)	2,075	2,077
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)	110	110
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)	12	12
Option One Mortgage Loan Trust
2.980% due 02/25/2014 (a)	1,198	1,199
Park Place Securities, Inc.
3.000% due 10/25/2034 (a)	51	51
3.010% due 02/25/2035 (a)	263	263
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)	17	17
3.350% due 12/25/2033 (a)	2,821	2,836
Residential Asset Mortgage Products, Inc.
3.010% due 09/25/2013 (a)	165	165
3.000% due 06/25/2024 (a)	171	171
2.950% due 04/25/2025 (a)	60	60
2.990% due 04/25/2026 (a)	74	75
3.190% due 09/25/2033 (a)	97	98
Residential Asset Securities Corp.
3.020% due 10/25/2013 (a)	3,809	3,812
3.030% due 04/25/2021 (a)	18	18
3.080% due 09/25/2031 (a)	62	62
3.120% due 04/25/2032 (a)	43	44
3.100% due 07/25/2032 (a)	104	105
Saxon Asset Securities Trust
3.110% due 08/25/2032 (a)	17	17
3.150% due 06/25/2033 (a)	55	55
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	892	893
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)	2	2
Structured Asset Securities Corp.
2.980% due 12/25/2033 (a)	48	48
3.250% due 05/25/2034 (a)	128	128

		46,223

Convertible Bonds & Notes 0.0%
Nextel Communications, Inc.
5.250% due 01/15/2010	100	103

Corporate Bonds & Notes 3.5%
ASIF Global Financing
2.784% due 08/11/2006 (a)	2,700	2,701
Caesars Entertainment, Inc.
9.375% due 02/15/2007	1,500	1,599
Countrywide Home Loans, Inc.
5.500% due 08/01/2006	2,400	2,441
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	100	100
DaimlerChrysler NA Holding Corp.
7.250% due 01/18/2006	7,300	7,463
3.450% due 09/10/2007 (a)	400	401
Delhaize America, Inc.
7.375% due 04/15/2006	400	414
Ford Motor Credit Co.
6.500% due 02/15/2006	5,825	5,886
3.750% due 11/16/2006 (a)	700	693
4.000% due 03/21/2007 (a)	400	401
General Motors Acceptance Corp.
5.250% due 05/16/2005	100	100
7.500% due 07/15/2005	100	101
3.920% due 10/20/2005 (a)	200	200
6.750% due 01/15/2006	6,600	6,647
3.695% due 05/18/2006 (a)	1,900	1,860
3.560% due 01/16/2007 (a)	200	192
GPU, Inc.
7.700% due 12/01/2005	300	307
Halliburton Co.
4.160% due 10/17/2005 (a)	1,700	1,712
HCA, Inc.
7.125% due 06/01/2006	1,900	1,964
7.000% due 07/01/2007	1,500	1,562
Japan Bank for International Cooperation
7.125% due 06/20/2005	400	403
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	1,000	1,140
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	300	333
Morgan Stanley Dean Witter & Co.
2.795% due 01/18/2008 (a)	900	902
Nisource Finance Corp.
7.625% due 11/15/2005	2,800	2,865
Qwest Corp.
6.625% due 09/15/2005	1,500	1,515
Raychem Corp.
8.200% due 10/15/2008	200	222
TCI Communications, Inc.
6.875% due 02/15/2006	2,400	2,473
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	1,000	1,000

		47,597

Mortgage-Backed Securities 3.5%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	200	200
Bear Stearns Adjustable Rate Mortgage Trust
3.100% due 07/25/2034 (a)	54	54
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	200	200
Countrywide Alternative Loan Trust
3.060% due 05/25/2035 (a)	5,200	5,180
Countrywide Home Loan Mortgage Pass-Through Trust
3.180% due 02/25/2035 (a)	781	782
3.190% due 02/25/2035 (a)	786	787
3.170% due 03/25/2035 (a)	8,333	8,342
3.140% due 04/25/2035 (a)	1,591	1,593
Countrywide Home Loans, Inc.
3.130% due 08/25/2034 (a)	76	76
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	6,100	6,103
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (a)	47	47
SACO I, Inc.
3.000% due 02/25/2028 (a)	3,062	3,061
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	181	181
Structured Asset Mortgage Investments, Inc.
1.010% due 04/25/2035 (a)	3,800	3,802
Structured Asset Securities Corp.
2.970% due 03/25/2035 (a)	3,005	3,007
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	501	501
1.010% due 05/25/2035 (a)	10,100	10,100
2.960% due 12/25/2044 (a)	2,075	2,079
Washington Mutual, Inc.
3.007% due 12/25/2044 (a)	1,583	1,585

		47,680

Municipal Bonds & Notes 0.3%

New York, New York Water & Sewer System Revenue Bonds, Series 2004-C
5.000% due 06/15/2035	2,000	2,056
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	2,000	2,047

		4,103

	Shares

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	19,414	1,079

	Principal Amount (000s)

U.S. Government Agencies 0.3%

Fannie Mae
2.744% due 05/28/2035 (a)	$1,173	1,173
2.940% due 05/25/2034 (a)	92	92
3.100% due 08/25/2030 (a)	145	145
3.250% due 06/25/2029 (a)	72	72
3.500% due 03/25/2009	292	292
5.000% due 12/01/2034 (a)	590	594
6.500% due 06/25/2044	154	160
Freddie Mac
4.105% due 10/27/2031	160	160
Small Business Administration
4.625% due 02/01/2025	1,200	1,167
4.754% due 08/01/2014	100	99

		3,954

U.S. Treasury Obligations 4.5%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011	3,725	4,162
1.875% due 07/15/2013	727	740
2.000% due 07/15/2014	1,821	1,860
1.625% due 01/15/2015	13,082	12,893
U.S. Treasury Bond
7.875% due 02/15/2021	4,500	6,011
U.S. Treasury Notes
5.000% due 08/15/2011	1,200	1,247
4.875% due 02/15/2012	32,800	33,880

		60,793

Total United States (Cost $211,763)		211,532

54  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 94.000 Exp. 12/19/2005		50	$0
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		16	0
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		400	5
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 102.000 Exp. 05/20/2005		750	12
Strike @ 101.000 Exp. 05/20/2005		505	8
Strike @ 100.000 Exp. 05/20/2005		250	4
Strike @ 88.000 Exp. 11/22/2005		797	13

Total Purchased Put Options (Cost $49)			42

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 45.7%

Certificates of Deposit 1.4%

Bank of America, N.A.
2.610% due 04/20/2005		$7,900	7,900
2.770% due 06/09/2005		2,400	2,400
Citibank, N.A.
2.675% due 04/29/2005		8,600	8,600

			18,900

Commercial Paper 25.7%

Fannie Mae
2.464% due 04/06/2005		2,100	2,099
2.422% due 04/13/2005		3,000	2,997
2.390% due 04/15/2005		2,200	2,198
2.471% due 04/20/2005		100	100
2.508% due 04/20/2005		5,600	5,592
2.580% due 04/27/2005		2,600	2,595
2.635% due 05/11/2005		6,200	6,182
2.482% due 05/25/2005		27,700	27,587
2.645% due 06/01/2005		3,300	3,283
2.711% due 06/01/2005		1,100	1,094
2.732% due 06/01/2005		1,400	1,393
2.726% due 06/08/2005		2,500	2,486
2.674% due 06/13/2005		2,900	2,882
2.683% due 06/13/2005		21,100	20,972
2.875% due 06/27/2005		4,000	3,971
3.010% due 08/01/2005		4,200	4,156
2.990% due 08/08/2005		1,300	1,285
Ford Motor Credit Co.
3.400% due 08/26/2005		2,400	2,369
Freddie Mac
2.655% due 05/17/2005		6,600	6,578
2.815% due 06/07/2005		30,900	30,729
2.669% due 06/15/2005		20,500	20,372
2.710% due 06/17/2005		2,600	2,583
2.690% due 06/21/2005		23,000	22,844
3.000% due 08/08/2005		23,200	22,939
General Electric Capital Corp.
2.660% due 04/28/2005		5,700	5,689
General Motors Acceptance Corp.
2.436% due 04/05/2005		100	100
Rabobank USA Financial Corp.
2.820% due 04/01/2005		26,300	26,300
Skandinaviska Enskilda Banken AB (SEB)
2.780% due 04/22/2005		1,100	1,098
2.880% due 06/09/2005		7,900	7,855
2.970% due 06/21/2005		29,900	29,697
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		36,100	36,100
UBS Finance, Inc.
2.830% due 04/01/2005		4,300	4,300
2.730% due 06/02/2005		11,700	11,640
2.745% due 06/10/2005		100	99
2.770% due 06/14/2005		1,300	1,292
2.975% due 07/14/2005		22,400	22,201

			345,657

Repurchase Agreements 7.5%

Credit Suisse First Boston
2.650% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bonds 10.000% due 05/15/2010 valued at $105. Repurchase proceeds are $100.)		100	100
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 7.000% due 07/15/2005 valued at $102,178. Repurchase proceeds are $100,180.)		100,173	100,173

			100,273

French Treasury Bill 0.9%

1.010% due 06/30/2005	EC	10,000	12,865

U.K. Treasury Bill 0.3%

1.010% due 04/11/2005	BP	2,400	4,530

U.S. Treasury Bills 9.9%

2.634% due 04/14/2005-06/16/2005 (c)(d)(f)		133,090	132,916

Total Short-Term Instruments (Cost $615,348)			615,141

Total Investments (e) 104.5% (Cost $1,407,051)			$1,405,114

Written Options (h) (0.0%) (Premiums $318)			(226)

Other Assets and Liabilities (Net) (4.5%)			(60,670)

Net Assets 100.0%			$1,344,218

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $1,741 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $42,390 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $7,303 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	16	$(28)
Eurodollar September Long Futures	09/2005	649	(569)
Euribor June Long Futures	06/2005	82	114
Euribor Purchased Put Options Strike @ 95.375	06/2005	82	(1)
Euro-Bobl 5-Year Note Short Futures	06/2005	254	222
Euro-Bund 10-Year Note Long Futures	06/2005	635	717
Government of Japan 10-Year Note Long Futures	06/2005	132	1,979
U.S. Treasury 10-Year Note Long Futures	06/2005	2,086	(389)
U.S. Treasury 30-Year Bond Long Futures	06/2005	21	(14)

			$2,031

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  55

Schedule of Investments (Cont.)

Foreign Bond Fund (Unhedged)

March 31, 2005

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	23,300	$187
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		12,800	(212)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		2,200	20
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		1,200	(19)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		8,200	56
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,600	(66)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		5,600	38
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		3,100	(43)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	800	(9)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		6,000	(2)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	200	(1)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		47,000	4
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	06/16/2014		1,120	(9)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2015		14,200	(625)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		400	2
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		300	22
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		46,700	193
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		200	1
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		500	0
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		2,600	192
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009	JY	12,200,000	433
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	12/20/2013		1,300,000	(353)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$78,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		39,000	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		27,800	422
Bank of America	3-month USD-LIBOR	Receive	6.000%	06/15/2025		600	6
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		30,600	390
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006		176,700	(200)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		53,400	182
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,200	18
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012		110,800	1,062
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014		5,200	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		78,800	1,392
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		1,900	18
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,800	71
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		57,300	1,250
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		77,900	(90)

							$4,262

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note May Futures	$107.000	04/22/2005	886	$122	$56
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	295	85	9
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	190	56	77
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	69	32	51

				$295	$193

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	$1,500	$10	$4
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	10,000	4	3
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	10,000	7	24
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500	%*	06/20/2005	2,000	2	2

						$23	$33

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

56  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	02/15/2009	$500	$481	$482
U.S. Treasury Note	4.250	08/15/2013	400	395	395

				$876	$877

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	6,542	04/2005	$0	$(161)	$(161)
Buy	BP	28,033	04/2005	37	(615)	(578)
Sell		23,161	04/2005	485	(91)	394
Buy	BR	1,689	06/2005	13	0	13
Buy	C$	42,021	04/2005	8	(184)	(176)
Buy	CP	401,098	06/2005	5	0	5
Buy	DK	75,784	06/2005	0	(290)	(290)
Buy	EC	335,070	04/2005	78	(12,591)	(12,513)
Sell		144,879	04/2005	2,851	(56)	2,795
Buy	JY	50,510,182	04/2005	48	(9,362)	(9,314)
Sell		1,460,791	04/2005	0	0	0
Buy	KW	322,330	05/2005	6	0	6
Buy	PN	2,315	06/2005	0	0	0
Buy	RP	1,304	06/2005	0	0	0
Buy	S$	478	05/2005	0	(3)	(3)
Buy		217	06/2005	0	(3)	(3)
Buy	SK	110,432	06/2005	0	(568)	(568)
Buy	T$	11,151	05/2005	0	0	0
Buy		25,718	06/2005	0	(33)	(33)

				$3,531	$(23,957)	$(20,426)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  57

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$507
Crusade Global Trust
3.124% due 05/15/2021 (a)		$885	885
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (a)		471	462
Medallion Trust
2.850% due 07/12/2031 (a)		1,241	1,235
Torrens Trust
3.070% due 07/15/2031 (a)		529	529

Total Australia (Cost $3,597)			3,618

AUSTRIA (j) 1.0%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	18,159

Total Austria (Cost $13,943)			18,159

BELGIUM (j) 0.9%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	1,945
7.500% due 07/29/2008		10,500	15,630

Total Belgium (Cost $11,748)			17,575

BRAZIL (j) 0.6%

Republic of Brazil
3.125% due 04/15/2009 (a)		$5,983	5,856
3.125% due 04/15/2012 (a)		441	417
8.000% due 04/15/2014		4,568	4,551

Total Brazil (Cost $10,716)			10,824

CANADA (j) 0.1%

Commonwealth of Canada
6.000% due 06/01/2011	C$	300	274
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		2,100	1,805

Total Canada (Cost $1,978)			2,079

CAYMAN ISLANDS (j) 0.6%

Mizuho Financial Group Cayman Ltd.
1.525% due 12/31/2049 (a)	JY	300,000	2,870
Pylon Ltd.
6.035% due 12/22/2008 (a)	EC	1,350	1,811
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)		$2,300	2,300
Residential Reinsurance Ltd.
7.810% due 12/01/2005 (a)		700	704
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	31,961	300
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		$3,900	3,907

Total Cayman Islands (Cost $11,778)			11,892

DENMARK (j) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	7,507	1,361
Unikredit Realkredit
6.000% due 07/01/2029		6,910	1,252

Total Denmark (Cost $1,593)			2,613

FRANCE (j) 10.7%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,431
Republic of France
7.250% due 04/25/2006		7,000	9,536
5.250% due 04/25/2008		47,000	65,367
4.000% due 04/25/2009		30,150	40,695
4.000% due 10/25/2009		30,070	40,659
4.000% due 04/25/2014		20,200	27,061
5.750% due 10/25/2032		10,300	16,910
4.750% due 04/25/2035		1,100	1,578
4.000% due 04/25/2055		600	757

Total France (Cost $159,887)			203,994

GERMANY (j) 25.3%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,941
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,308
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	603
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,958
Republic of Germany
2.500% due 03/23/2007		14,000	18,144
4.000% due 07/04/2009		2,900	3,915
5.375% due 01/04/2010		4,100	5,863
5.250% due 07/04/2010		33,300	47,654
5.250% due 01/04/2011		28,400	40,856
5.000% due 07/04/2011		100	143
5.000% due 01/04/2012		53,000	75,783
5.000% due 07/04/2012		300	430
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		19,900	26,315
4.250% due 01/04/2014		22,000	30,062
6.250% due 01/04/2024		7,600	12,769
6.500% due 07/04/2027		84,060	147,457
5.625% due 01/04/2028		11,630	18,527
6.250% due 01/04/2030		11,650	20,136
5.500% due 01/04/2031		5,700	9,024
4.750% due 07/04/2034		10,500	15,082

Total Germany (Cost $415,296)			482,977

IRELAND (j) 0.4%

Celtic Residential Irish Mortgage Securitisation
2.333% due 06/13/2035 (a)	EC	2,378	3,079
Emerald Mortgages PLC
2.362% due 10/22/2035 (a)		614	798
2.362% due 04/30/2028 (a)		2,470	3,199

Total Ireland (Cost $5,730)			7,076

ITALY (j) 1.0%

First Italian Auto Transaction
2.435% due 07/01/2008 (a)	EC	405	510
Republic of Italy
7.750% due 11/01/2006		5,700	7,996
5.500% due 11/01/2010		1,700	2,465
5.250% due 08/01/2011		3,400	4,900
Siena Mortgage SpA
2.424% due 02/28/2037 (a)		1,226	1,597
Upgrade SpA
2.414% due 12/31/2035 (a)		1,000	1,298

Total Italy (Cost $16,373)			18,766

JAPAN (j) 10.0%

Government of Japan
0.700% due 09/20/2008	JY	2,980,000	28,168
1.400% due 09/20/2011		2,960,000	28,709
1.300% due 09/20/2012		380,000	3,634
1.600% due 09/20/2013		8,640,000	83,737
1.500% due 03/20/2014		1,790,000	17,131
1.900% due 09/20/2022		840,000	7,966
2.400% due 06/20/2024		822,000	8,280
2.300% due 05/20/2030		1,241,100	11,869
Xerox Credit Corp.
1.500% due 06/06/2005		100,000	931

Total Japan (Cost $183,542)			190,425

LUXEMBOURG 0.0%

Tyco International Group S.A.
6.750% due 02/15/2011		$8	9

Total Luxembourg (Cost $8)			9

MEXICO 0.1%

Pemex Project Funding Master Trust
9.375% due 12/02/2008		$1,290	1,462

Total Mexico (Cost $1,294)			1,462

NETHERLANDS (j) 1.3%

Delphinus BV
2.423% due 04/25/2093 (a)	EC	1,500	1,962
Dutch Mortgage-Backed Securities BV
2.438% due 10/02/2079 (a)		3,000	3,839
2.385% due 11/20/2035 (a)		1,738	2,269
Holland Euro-Denominated Mortgage-Backed Series
2.414% due 04/18/2012 (a)		1,643	2,140
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	16,004

Total Netherlands (Cost $21,191)			26,214

NEWZEALAND (j) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,697

Total New Zealand (Cost $3,138)			4,697

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,140

Total Panama (Cost $2,175)			2,140

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$2,400	2,628

Total Peru (Cost $2,647)			2,628

RUSSIA 0.6%

Russian Federation
8.750% due 07/24/2005		$5,000	5,083
10.000% due 06/26/2007		1,630	1,797
8.250% due 03/31/2010 (a)		400	432
5.000% due 03/31/2030 (a)		2,500	2,564

Total Russia (Cost $9,987)			9,876

58  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	$2,617

Total South Africa (Cost $2,687)			2,617

SPAIN (j) 5.0%

Caja Madrid
2.136% due 05/30/2006 (a)	EC	2,600	3,369
Hipotebansa Mortgage Securitization Fund
2.263% due 07/18/2022 (a)		1,689	2,147
Hipotebansa V
2.284% due 01/18/2018 (a)		1,354	1,726
Kingdom of Spain
5.150% due 07/30/2009		37,730	53,233
5.350% due 10/31/2011		11,100	16,134
5.750% due 07/30/2032		8,800	14,445
4.200% due 01/31/2037		2,300	3,015

Total Spain (Cost $72,635)			94,069

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	293
7.375% due 04/25/2012		500	556

Total Tunisia (Cost $875)			849

UNITED KINGDOM (j) 9.5%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	3,672	4,773
Dolerite Funding PLC
3.130% due 08/20/2032 (a)		$1,527	1,527
Haus Ltd.
2.399% due 12/14/2037 (a)	EC	6,071	7,712
Lloyds TSB Capital I
7.375% due 02/07/2049		500	786
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		167	212
SRM Investment Ltd.
2.356% due 08/26/2034 (a)		458	596
United Kingdom Gilt
5.000% due 03/07/2008	BP	16,800	32,051
5.000% due 03/07/2012		28,060	54,053
8.000% due 09/27/2013		14,100	32,747
5.000% due 09/07/2014		12,900	24,975
4.750% due 09/07/2015		11,400	21,655

Total United Kingdom (Cost $174,343)			181,087

UNITED STATES (j) 17.8%

Asset-Backed Securities 1.4%

Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		$230	231
3.260% due 03/25/2033 (a)		272	274
3.410% due 06/25/2034 (a)		4,307	4,322
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)		53	53
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
3.790% due 06/25/2029 (a)		1,037	1,038
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		564	565
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)		151	151
3.250% due 10/25/2032 (a)		413	415
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)		35	35
2.970% due 07/26/2034 (a)		1,675	1,676
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)		867	868
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		150	150
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		637	637
3.010% due 08/25/2023 (a)		200	200
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		216	218
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)		46	46
First Alliance Mortgage Loan Trust
3.080% due 12/20/2027 (a)		40	40
Home Equity Asset Trust
3.260% due 03/25/2033 (a)		281	282
3.000% due 08/25/2034 (a)		1,627	1,628
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)		890	894
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		1,581	1,590
Mesa Trust Asset-Backed Certificates
3.250% due 11/25/2031 (a)		1,306	1,309
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.000% due 11/25/2034 (a)		4,293	4,296
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006 (a)		1,448	1,445
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		18	18
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)		111	111
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		386	387
Residential Asset Mortgage Products, Inc.
2.950% due 04/25/2025 (a)		722	722
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		62	62
3.100% due 07/25/2032 (a)		1,982	1,987
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		66	66

			25,716

Convertible Bonds & Notes 0.1%

Nextel Communications, Inc.
5.250% due 01/15/2010		1,500	1,545

Corporate Bonds & Notes 2.4%

Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	512
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)		2,000	1,999
Ford Motor Credit Co.
7.600% due 08/01/2005		2,800	2,829
3.750% due 11/16/2006 (a)		5,100	5,050
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,903
General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)		$4,700	4,600
J.P. Morgan Chase & Co., Inc.
7.150% due 02/15/2012 (a)		4,670	4,867
MetLife, Inc.
3.911% due 05/15/2005		900	901
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		500	570
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		2,100	2,334
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		15,100	15,055
Pemex Project Funding Master Trust
8.850% due 09/15/2007		1,040	1,135
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		910	1,039
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	776

			46,570

Mortgage-Backed Securities 2.0%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,153
CS First Boston Mortgage Securities Corp.
5.729% due 05/25/2032 (a)		187	189
3.400% due 08/25/2033 (a)		2,271	2,249
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,160
Impac CMB Trust
3.250% due 07/25/2033 (a)		428	428
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035 (a)		10,100	10,964
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		783	805
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)		48	48
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)		903	903
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)		987	998
3.120% due 12/25/2027 (a)		7,898	7,895
3.387% due 12/25/2040 (a)		504	501
2.997% due 12/25/2044 (a)		5,434	5,446
3.433% due 02/27/2034 (a)		2,169	2,161

			37,900

Municipal Bonds & Notes 2.5%

California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,271
5.250% due 07/01/2013		3,500	3,848
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,224
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,464
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	306
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,531
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & Sewage Revenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,543
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,486
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,159
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	828

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  59

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

		Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		$1,300	$1,444
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014		300	342
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		2,000	2,061
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025		3,105	2,887
5.600% due 06/01/2035		400	378
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		800	874
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		3,300	3,591
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	206
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		410	422
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	546
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	443
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		310	330
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		625	641
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		2,000	2,198
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		3,500	3,698
5.500% due 06/01/2014		300	324
5.500% due 06/01/2017		600	650
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		995	1,083
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		200	205

			47,426

		Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)		640	6,848

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,248	2,014

		Principal Amount (000s)

U.S. Government Agencies 4.8%

Fannie Mae
2.970% due 03/25/2034 (a)		$1,565	1,567
3.854% due 08/01/2023 (a)		330	339
4.165% due 11/01/2022 (a)		57	59
4.575% due 01/01/2023 (a)		66	68
4.894% due 12/01/2030 (a)		138	141
5.000% due 08/01/2033-05/12/2035 (c)		33,380	32,675
5.500% due 05/01/2034		275	276
5.755% due 04/01/2032 (a)		261	265
6.500% due 02/01/2026-11/01/2034 (c)		3,411	3,546
Federal Home Loan Bank
5.660% due 04/26/2006		1,200	1,224
5.665% due 03/22/2006		3,200	3,259
Freddie Mac
3.316% due 06/01/2022 (a)		453	473
9.050% due 06/15/2019		11	11
Government National Mortgage Association
3.375% due 05/20/2022-05/20/2030 (a)(c)		4,158	4,219
3.750% due 07/20/2022-08/20/2027 (a)(c)		1,351	1,368
4.125% due 11/20/2021-11/20/2030 (a)(c)		573	583
Small Business Administration
5.980% due 11/01/2022		7,048	7,371
6.344% due 08/10/2011		4,000	4,174
6.640% due 02/10/2011		2,614	2,746
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,649
5.880% due 04/01/2036		8,145	9,060
5.980% due 04/01/2036		1,855	2,075

			92,148

U.S. Treasury Obligations 4.1%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		17,420	19,466
3.000% due 07/15/2012		9,333	10,275
1.875% due 07/15/2013		519	528
2.000% due 07/15/2014		8,902	9,096
1.625% due 01/15/2015		12,184	12,007
3.625% due 04/15/2028		1,167	1,535
U.S. Treasury Bonds
8.125% due 08/15/2019		10,400	13,995
7.875% due 02/15/2021		5,500	7,346
U.S. Treasury Notes
5.000% due 08/15/2011		1,700	1,767
4.875% due 02/15/2012		1,900	1,963

			77,978

Total United States (Cost $333,560)			338,145

		Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		9,700	885

Total Purchased Call Options (Cost $502)			885

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		$9,700	380

		# of Contracts

Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005		473	3
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		100	1
Strike @ 93.750 Exp. 09/19/2005		716	4

Total Purchased Put Options (Cost $689)			388

		Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 17.2%

Commercial Paper 12.7%

Fannie Mae
2.422% due 04/13/2005		$48,600	48,559
2.390% due 04/15/2005		17,300	17,284
2.580% due 04/27/2005		32,500	32,439
2.515% due 05/19/2005		14,600	14,551
2.485% due 05/25/2005		16,100	16,040
2.695% due 05/25/2005		200	199
2.645% due 06/01/2005		17,800	17,711
2.640% due 06/02/2005		500	497
2.660% due 06/06/2005		6,500	6,465
2.675% due 06/13/2005		8,300	8,250
2.710% due 06/14/2005		3,100	3,081
2.875% due 06/27/2005		800	794
2.990% due 08/08/2005		300	297
General Motors Acceptance Corp.
2.535% due 04/05/2005		2,400	2,399
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		22,400	22,400
UBS Finance, Inc.
2.830% due 04/01/2005		51,400	51,400

			242,366

Repurchase Agreements 1.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2026 valued at $14,311. Repurchase proceeds are $14,001.)		14,000	14,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $5,564. Repurchase proceeds are $5,450.)		5,450	5,450

			19,450

U.K. Treasury Bill 1.2%

1.010% due 04/11/2005	BP	12,000	22,648

U.S. Treasury Bills 2.3%

2.656% due 05/05/2005-06/16/2005 (c)(d)(f)		$44,855	44,627

Total Short-Term Instruments (Cost $329,540)			329,091

Total Investments (e) 102.9% (Cost $1,791,452)			$1,964,155

Written Options (h) (0.1%) (Premiums $2,673)			(1,998)

Other Assets and Liabilities (Net) (2.8%)			(53,042)

Net Assets 100.0%			$1,909,115

60  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $23,876 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $59,106 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $12,051 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	97	$(16)
Eurodollar June Long Futures	06/2005	473	(843)
Eurodollar September Long Futures	09/2005	830	(2,092)
Euro-Bund 10-Year Note Long Futures	06/2005	1,346	1,740
Government of Japan 10-Year Note Long Futures	06/2005	208	3,318
U.S. Treasury 10-Year Note Long Futures	06/2005	2,908	(1,950)
U.S. Treasury 30-Year Bond Short Futures	06/2005	57	95

			$252

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	64,150	$(731)
Citibank N.A.	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		36,100	556
UBS Warburg LLC	6-month Australian Bank Bill	Pay	6.000%	06/15/2010		36,300	(490)
UBS Warburg LLC	6-month Australian Bank Bill	Receive	6.000%	06/15/2015		20,800	408
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	31,900	255
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		17,700	(291)
Citibank N.A.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		800	7
Citibank N.A.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		400	(6)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	92
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	09/15/2015		7,500	(108)
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	49
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,100	(57)
J.P. Morgan Chase & Co.	3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	1,700	(20)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Pay	5.000%	06/18/2008		18,000	(96)
Merrill Lynch & Co., Inc.	3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		4,000	0
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(6)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		9,000	1
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(327)
Citibank N.A.	6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(3,122)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	24
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(209)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,100	296
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(2)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		13,500	(72)
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	14
UBS Warburg LLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	2,846
UBS Warburg LLC	6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(3,216)
UBS Warburg LLC	6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(7,848)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(188)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		117,000	(591)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(491)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(121)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(2,134)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	0
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Pay	1.000%	03/20/2009		11,800,000	419
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(3,111)
Bank of America	3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	0
Bank of America	3-month USD-LIBOR	Receive	4.000%	06/15/2007		31,000	0
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		101,800	1,461
Barclays Bank PLC	3-month USD-LIBOR	Receive	6.000%	06/15/2025		12,600	118

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  61

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$123,000	$1,544
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,600	128
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	3.000%	06/15/2006	284,000	(187)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007	142,000	322
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	45,000	706
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2012	64,100	606
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.500%	12/16/2014	3,500	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	29,100	412
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025	3,600	34
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	37,400	557
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	56,300	839
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	33,400	584

						$(11,146)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	$1,700	$5

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note May Futures	$107.000	04/22/2005	608	$83	$38
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	148	85	5
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	1,026	600	369
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	29	8	12

				$776	$424

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	$2,400	$16	$6
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	16,000	6	5
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	16,000	11	38
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500	%*	06/20/2005	3,000	3	4
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	211
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	6
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	585	701
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	19
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	554
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	30

						$1,897	$1,574

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	04/13/2035	$64,000	$64,100	$64,220
U.S. Treasury Note	3.000	02/15/2009	161,100	154,977	155,511
U.S. Treasury Note	5.500	05/15/2009	13,500	14,226	14,276
U.S. Treasury Note	3.625	05/15/2013	46,400	44,054	44,231

				$277,357	$278,238

62  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	04/2005	$20	$0	$20
Sell	BP	64,066	04/2005	1,779	(22)	1,757
Buy	BR	3,434	04/2005	50	0	50
Buy		892	05/2005	0	(8)	(8)
Sell	C$	3,206	04/2005	10	0	10
Buy	CP	294,925	06/2005	4	0	4
Buy		75,184	08/2005	0	(1)	(1)
Buy	DK	3,578	06/2005	0	(14)	(14)
Sell		19,320	06/2005	77	0	77
Buy	EC	12,220	04/2005	20	(67)	(47)
Sell		690,510	04/2005	25,966	(22)	25,944
Buy	H$	8,907	04/2005	0	(2)	(2)
Buy	JY	109,551	04/2005	0	(21)	(21)
Sell		16,779,663	04/2005	4,302	0	4,302
Buy	KW	354,105	04/2005	6	0	6
Buy		349,400	05/2005	4	0	4
Buy		1,027,000	06/2005	0	(15)	(15)
Buy	MP	4,400	05/2005	0	(2)	(2)
Buy		3,061	06/2005	2	0	2
Sell	N$	5,468	04/2005	131	0	131
Buy	PN	1,194	05/2005	0	0	0
Buy		1,859	06/2005	0	0	0
Buy	PZ	1,724	05/2005	0	(13)	(13)
Buy		1,730	06/2005	0	(9)	(9)
Buy	RR	9,643	04/2005	3	0	3
Buy		12,830	05/2005	0	0	0
Buy	S$	483	04/2005	0	(4)	(4)
Buy		595	05/2005	0	(2)	(2)
Buy	SV	19,886	05/2005	0	(17)	(17)
Buy	T$	14,910	05/2005	0	0	0
Buy		10,287	06/2005	0	(13)	(13)

				$32,374	$(232)	$32,142

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  63

Schedule of Investments

GNMA Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 103.0%

Fannie Mae
2.865% due 07/01/2011 (a)	$2,457	$2,451
2.917% due 07/01/2011 (a)	5,884	5,878
5.000% due 03/01/2034	2,619	2,569
5.253% due 03/01/2018 (a)	17	17
5.500% due 12/01/2033-03/01/2035 (d)	16,000	16,039
6.000% due 05/01/2029-03/01/2035 (d)	66,004	67,477
9.000% due 07/01/2018	14	16
Federal Housing Administration
8.137% due 09/01/2040	467	459
Freddie Mac
3.251% due 06/01/2030 (a)	31	31
3.363% due 05/01/2019 (a)	19	19
6.708% due 05/01/2031 (a)	73	73
7.500% due 08/15/2029 (b)	68	13
Government National Mortgage Association
0.000% due 03/16/2026 (c)	75	74
3.000% due 01/16/2023	4,835	4,814
3.020% due 01/16/2031-02/16/2032 (a)(d)	9,119	9,125
3.070% due 08/16/2032 (a)	1,682	1,686
3.120% due 12/16/2026-08/16/2031 (a)(d)	1,451	1,456
3.220% due 06/16/2027 (a)	2,407	2,414
3.320% due 07/16/2028 (a)	286	289
3.370% due 04/16/2032 (a)	636	643
3.375% due 06/20/2022-05/16/2027 (a)(d)	1,915	1,946
3.470% due 05/16/2029 (a)	1,885	1,901
3.500% due 02/20/2026-05/20/2031 (a)(d)	29,537	29,299
3.750% due 07/20/2018-08/20/2025 (a)(d)	44	44
4.000% due 05/20/2016-04/20/2023 (d)	18,138	18,097
4.125% due 12/20/2017-10/20/2030 (a)(d)	34	34
4.500% due 02/20/2018-03/20/2029 (d)	820	820
5.500% due 03/16/2022-01/15/2035 (d)	319,652	322,658
6.000% due 11/20/2016-11/15/2033 (d)	113,863	116,519
6.500% due 12/15/2023-07/20/2031 (d)	5,334	5,435
7.500% due 10/15/2022-06/15/2033 (d)	2,703	2,903
Small Business Administration
7.449% due 08/01/2010	201	215

Total U.S. Government Agencies (Cost $619,037)		615,414

MORTGAGE-BACKED SECURITIES 0.8%

Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	195	197
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (a)	560	562
2.511% due 03/25/2032 (a)	434	432
3.079% due 08/25/2033 (a)	811	803
Sequoia Mortgage Trust
3.190% due 06/20/2032 (a)	544	544
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	963	959
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	821	821
3.330% due 03/25/2031 (a)	16	17
3.500% due 08/25/2032 (a)	247	247
3.140% due 01/25/2033 (a)	142	142

Total Mortgage-Backed Securities (Cost $4,736)		4,724

ASSET-BACKED SECURITIES 0.5%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	20	20
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	86	86
Centex Home Equity
3.150% due 01/25/2032 (a)	84	84
3.110% due 04/25/2032 (a)	101	101
Chase Funding Loan Acquisition Trust
3.090% due 04/25/2031 (a)	93	93
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	327	328
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,639
Countrywide Asset-Backed Certificates
3.110% due 05/25/2032 (a)	36	36
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)	188	188
Home Equity Asset Trust
3.150% due 11/25/2032 (a)	72	72
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	198	199
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (a)	47	48
NPF XII, Inc.
2.532% due 10/01/2003 (e)	300	0
Saxon Asset Securities Trust
3.110% due 08/25/2032 (a)	84	84

Total Asset-Backed Securities (Cost $3,280)		2,978

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	14,850	825

Total Preferred Stock (Cost $743)		825

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 45.4%

Certificates of Deposit 2.9%

Citibank, N.A.
2.675% due 04/29/2005	$6,300	6,300
HSBC Bank USA
2.750% due 06/27/2005	11,300	11,300

		17,600

Commercial Paper 40.0%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005	15,500	15,464
2.855% due 06/03/2005	1,900	1,890
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005	800	799
2.695% due 05/09/2005	4,600	4,587
2.740% due 06/03/2005	6,100	6,068
2.810% due 06/08/2005	3,600	3,580
2.870% due 06/13/2005	2,300	2,286
2.940% due 07/08/2005	300	298
Fannie Mae
2.464% due 04/06/2005	1,900	1,899
2.422% due 04/13/2005	100	100
2.508% due 04/20/2005	12,400	12,383
2.580% due 04/27/2005	6,700	6,688
2.711% due 06/01/2005	1,100	1,094
2.732% due 06/01/2005	600	597
Fortis Funding LLC
2.610% due 04/27/2005	15,500	15,471
Freddie Mac
2.570% due 04/26/2005	15,600	15,572
2.720% due 05/05/2005	700	698
2.670% due 05/27/2005	15,500	15,436
2.790% due 05/31/2005	1,000	995
2.815% due 06/07/2005	1,000	994
2.669% due 06/15/2005	10,200	10,136
2.690% due 06/20/2005	15,500	15,396
2.920% due 06/30/2005	200	199
2.890% due 07/12/2005	400	397
3.020% due 08/09/2005	300	297
General Electric Capital Corp.
2.660% due 04/28/2005	15,300	15,269
HBOS Treasury Services PLC
2.715% due 05/17/2005	15,500	15,446
KFW International Finance, Inc.
2.535% due 04/14/2005	5,800	5,795
2.805% due 07/06/2005	400	397
Rabobank USA Financial Corp.
2.820% due 04/01/2005	16,400	16,400
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005	1,500	1,496
2.700% due 05/27/2005	15,500	15,435
2.880% due 06/09/2005	900	895
TotalFinaElf Capital S.A.
2.830% due 04/01/2005	16,400	16,400
UBS Finance, Inc.
2.830% due 04/01/2005	1,000	1,000
2.675% due 05/26/2005	15,500	15,437
2.730% due 06/02/2005	1,500	1,492

		238,786

Repurchase Agreements 2.1%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $9,268. Repurchase proceeds are $9,101.)	9,100	9,100
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $3,712. Repurchase proceeds are $3,637.)	3,637	3,637

		12,737

U.S. Treasury Bills 0.4%
2.656% due 05/05/2005-06/16/2005 (d)(f)(h)	2,205	2,194

Total Short-Term Instruments (Cost $271,341)		271,317

Total Investments (g) 149.8% (Cost $899,137)		$895,258

Written Options (j) (0.0%) (Premiums $989)		(225)

Other Assets and Liabilities (Net) (49.8%)		(297,579)

Net Assets 100.0%		$597,454

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Principal only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Security is in default.

64  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $2,504 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $1,448 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	648	$(718)
U.S. Treasury 10-Year Note Short Futures	06/2005	105	(65)

			$(783)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $316	07/01/2011	$8,000	$(244)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,100	103

						$(141)

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	354	$48	$11
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	106	16	8
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	354	164	144
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	106	38	22

				$266	$185

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$25,000	$420	$35
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	25,000	303	5

						$723	$40

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(k)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	04/13/2035	$5,000	$4,889	$4,889
Fannie Mae	6.000	04/13/2035	51,000	52,132	52,092

				$57,021	$56,981

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  65

Schedule of Investments

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 4.4%

Alderwoods Group, Inc.
4.850% due 08/07/2008 (a)	$61	$62
4.540% due 09/17/2008 (a)	344	349
5.080% due 09/17/2008 (a)	182	185
5.296% due 09/17/2008 (a)	172	175
Ardent Health Services, Inc.
5.250% due 08/15/2011	4,478	4,487
Boise Cascade Corp.
4.844% due 10/29/2011 (a)	5,566	5,677
Borden Chemical, Inc.
5.000% due 09/08/2005	22,300	22,227
Celanese Corp.
5.000% due 01/11/2011	4,000	4,089
Centennial Cellular Operating Co LLC
5.000% due 02/09/2011	5,445	5,550
Centennial Communications
4.920% due 01/20/2011 (a)	2,172	2,214
5.140% due 01/20/2011 (a)	127	129
5.380% due 01/20/2011 (a)	167	170
5.630% due 02/09/2011 (a)	1,504	1,533
Charter Communications Holdings LLC
5.730% due 04/26/2010	3,000	3,010
5.980% due 04/26/2011 (a)	5,829	5,865
Dynegy Holdings, Inc.
6.720% due 05/10/2010 (a)	5,459	5,580
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,953
2.300% due 11/22/2009 (a)	14,250	14,446
5.625% due 11/22/2009 (a)	18,580	18,865
Federal-Mogul Corp.
5.000% due 12/08/2011 (a)	6,975	7,005
General Growth Properties
4.840% due 11/12/2007 (a)	10,987	11,096
4.840% due 11/12/2008 (a)	14,959	15,228
GoodYear Tire
6.790% due 09/30/2007 (a)	10,750	10,841
Graham Packaging Co. LP
5.625% due 09/15/2011	105	107
4.850% due 10/07/2011	3,745	3,827
Graham Packaging Co., Inc.
4.563% due 09/15/2011 (a)	10,115	10,335
Headwaters, Inc.
5.920% due 04/30/2011 (a)	12,953	13,150
10.000% due 04/30/2011 (a)	167	169
Intelsat Ltd.
5.000% due 07/28/2011	3,000	3,048
Invensys PLC
6.091% due 09/30/2009 (a)	2,471	2,518
7.341% due 12/30/2009 (a)	8,000	8,240
ISP Holdings, Inc.
4.688% due 06/04/2011 (a)	2,710	2,745
4.875% due 06/04/2011 (a)	1,178	1,194
Jefferson Smurfit Corp.
2.100% due 11/01/2010	611	624
4.750% due 11/01/2010	1,503	1,533
4.938% due 11/01/2010	1,503	1,533
4.688% due 11/01/2011	2,380	2,428
4.938% due 11/01/2011	1,002	1,023
Nalco Co.
4.850% due 11/01/2010 (a)	1,702	1,738
4.920% due 11/01/2010 (a)	1,502	1,533
5.050% due 11/01/2010 (a)	2,207	2,253
NRG Energy, Inc.
4.000% due 12/08/2007 (a)	2,500	2,542
4.325% due 12/24/2011 (a)	2,188	2,224
4.515% due 12/24/2011 (a)	2,805	2,853
PanAmSat Corp.
5.090% due 08/20/2009 (a)	1,732	1,745
7.000% due 08/20/2009 (a)	1,396	1,407
Qwest Corp.
7.390% due 06/30/2007 (a)	31,200	32,324
6.950% due 06/05/2010 (a)	8,500	8,650
Reliant Resources, Inc.
5.225% due 12/22/2010	1,462	1,481
6.089% due 12/22/2010 (a)	17,538	17,775
RH Donnelley, Inc.
4.310% due 06/30/2011	136	139
4.360% due 06/30/2011	409	417
4.700% due 06/30/2011	546	556
4.760% due 06/30/2011	682	695
4.780% due 06/30/2011	409	417
4.800% due 06/30/2011	136	139
4.810% due 06/30/2011	546	556
4.840% due 06/30/2011	136	139
4.850% due 06/30/2011	920	937
Warner Chilcott Co., Inc.
5.340% due 01/18/2012 (a)	8,537	8,637
Warner Chilcott Corp.
5.340% due 01/18/2012 (a)	3,440	3,480
Warner ChilCott Holdings Co. III Ltd.
5.340% due 01/18/2012 (a)	1,589	1,608

Total Bank Loan Obligations (Cost $286,760)		290,455

CORPORATE BONDS & NOTES 75.7%

Banking & Finance 8.0%

AES Red Oak LLC
8.540% due 11/30/2019	11,096	12,483
Affinia Group, Inc.
9.000% due 11/30/2014	4,800	4,464
Arvin Capital I
9.500% due 02/01/2027	1,500	1,567
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	24,629	28,200
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,977
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,590	44,243
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,157
Borden US Finance Corp.
7.410% due 07/15/2010 (a)	1,900	1,976
9.000% due 07/15/2014	3,600	3,906
Bowater Canada Finance
7.950% due 11/15/2011	12,150	12,666
Cedar Brakes II LLC
9.875% due 09/01/2013	17,100	20,294
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	50	53
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,876
8.900% due 04/01/2007	5,000	5,278
Eircom Funding
8.250% due 08/15/2013	2,650	2,895
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,288
Isles CBO Ltd.
2.975% due 10/27/2010 (a)	1,614	1,418
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	747
10.000% due 06/15/2012 (b)	8,680	5,533
7.630% due 08/15/2012 (b)	3,786	2,277
JSG Funding PLC
9.625% due 10/01/2012	34,546	37,310
K&F Acquisition, Inc.
7.750% due 11/15/2014	8,100	7,897
Kraton Polymers LLC
8.125% due 01/15/2014	12,200	11,620
La Quinta Properties, Inc.
8.875% due 03/15/2011	3,655	3,966
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	31,110	29,943
7.250% due 02/15/2011	80,510	75,478
7.750% due 02/15/2031	5,730	4,870
Refco Finance Holdings LLC
9.000% due 08/01/2012	17,295	18,419
Riggs Capital Trust
8.625% due 12/31/2026 (b)	12,645	14,226
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,035
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	50,152
Salton SEA Funding
7.370% due 05/30/2005	2,280	2,304
Sets Trust
8.850% due 04/02/2007	5,000	5,274
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,968
UGS Corp.
10.000% due 06/01/2012	7,625	8,464
Universal City Development Partners
11.750% due 04/01/2010	20,865	23,890
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	18,616

		523,730

Industrials 51.4%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,313
6.950% due 04/01/2008	6,565	6,499
5.250% due 06/20/2008	5,750	5,405
8.550% due 08/01/2010	4,710	4,804
6.000% due 06/20/2013	31,401	27,319
8.375% due 04/01/2015	3,430	3,353
8.850% due 08/01/2030	13,743	12,953
AES Ironwood LLC
8.857% due 11/30/2025	50,636	57,472
Ahold Finance USA, Inc.
8.250% due 07/15/2010	27,945	30,809
Alderwoods Group, Inc.
7.750% due 09/15/2012	3,050	3,134
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	7,945
8.500% due 12/01/2008	8,880	9,146
6.500% due 11/15/2010	26,280	25,623
9.250% due 09/01/2012	11,525	12,389
7.875% due 04/15/2013	15,320	15,358
7.250% due 03/15/2015	11,325	10,815
American Media Operations, Inc.
10.250% due 05/01/2009	35,954	37,212
American Towers, Inc.
7.250% due 12/01/2011	2,395	2,485
AmeriGas Partners LP
10.000% due 04/15/2006	200	211
8.830% due 04/19/2010	14,524	15,324
8.875% due 05/20/2011	7,965	8,483
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,855
Argo-Tech Corp.
9.250% due 06/01/2011	50	54
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	28,011
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,207
Boise Cascade LLC
5.535% due 10/15/2012 (a)	2,500	2,562
7.125% due 10/15/2014	2,760	2,808
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,265
Boyd Gaming Corp.
7.750% due 12/15/2012	14,622	15,390
Buhrmann US, Inc.
7.875% due 03/01/2015	1,600	1,562
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)	9,550	10,171
8.000% due 04/15/2012	13,560	14,001

66  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
CanWest Media, Inc.
10.625% due 05/15/2011	$14,265	$15,620
8.000% due 09/15/2012	26,083	27,583
CCO Holdings LLC
8.750% due 11/15/2013	27,605	27,743
Cenveo Corp.
9.625% due 03/15/2012	16,800	17,976
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,417
8.000% due 04/30/2012	10,030	10,030
Charter Communications Operating LLC
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,956	3,148
7.500% due 09/15/2013	1,400	1,484
7.500% due 06/15/2014	19,570	20,793
7.000% due 08/15/2014	9,025	9,341
6.375% due 06/15/2015	125	124
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,100	7,065
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,546
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,368
10.625% due 09/01/2008	14,940	16,061
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,272
10.000% due 03/13/2007	3,500	3,781
Continental Airlines, Inc.
7.461% due 04/01/2015	2,904	2,730
7.373% due 12/15/2015	1,033	865
6.545% due 02/02/2019	6,998	6,827
7.566% due 03/15/2020	3,061	2,576
Crown European Holdings S.A.
9.500% due 03/01/2011	31,550	34,784
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.875% due 12/15/2007	200	209
7.250% due 07/15/2008	1,550	1,597
8.125% due 07/15/2009	13,865	14,697
8.125% due 08/15/2009	11,640	12,338
7.625% due 04/01/2011	54,023	56,454
6.750% due 04/15/2012	13,400	13,367
DaVita, Inc.
6.625% due 03/15/2013	13,040	12,975
7.250% due 03/15/2015	21,200	20,882
Delphi Corp.
6.500% due 05/01/2009	8,930	8,040
6.500% due 08/15/2013	5,950	4,898
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,173	8,798
7.570% due 11/18/2010	5,600	5,223
Dex Media West LLC
8.500% due 08/15/2010	26,245	28,148
9.875% due 08/15/2013	39,024	43,707
DirecTV Holdings LLC
8.375% due 03/15/2013	42,505	46,224
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	5,826
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,040
Dresser, Inc.
9.375% due 04/15/2011	43,890	46,743
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	8,390	8,432
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,771
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	32,700	32,128
7.670% due 11/08/2016	34,790	31,572
Dynegy Holdings, Inc.
9.160% due 07/15/2008 (a)	2,500	2,694
9.875% due 07/15/2010	4,850	5,220
Echostar DBS Corp.
5.750% due 10/01/2008	28,775	28,487
5.810% due 10/01/2008 (a)	8,450	8,693
6.625% due 10/01/2014	2,800	2,720
El Paso CGP Co.
6.500% due 06/01/2008	10,025	9,875
7.625% due 09/01/2008	13,426	13,527
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	3,066
6.950% due 06/01/2028	5,375	4,703
El Paso Corp.
6.750% due 05/15/2009	8,525	8,355
7.000% due 05/15/2011	3,800	3,667
7.875% due 06/15/2012	2,605	2,605
7.375% due 12/15/2012	21,905	21,303
7.800% due 08/01/2031	27,520	26,006
El Paso Production Holding Co.
7.750% due 06/01/2013	13,995	14,240
Encore Acquisition Co.
6.250% due 04/15/2014	5,825	5,854
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	18,110
8.750% due 02/15/2009	28,475	30,682
Exco Resources, Inc.
7.250% due 01/15/2011	3,980	4,060
Exide Technologies
10.500% due 03/15/2013	7,825	7,512
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,757
Ferrellgas Partners LP
6.990% due 08/01/2005 (l)	7,000	7,058
7.080% due 08/01/2006 (l)	5,000	5,081
8.780% due 08/01/2007 (l)	14,000	14,781
7.120% due 08/01/2008 (l)	11,000	11,245
8.870% due 08/01/2009 (l)	7,300	7,956
7.240% due 08/01/2010 (l)	20,000	20,579
8.750% due 06/15/2012	2,150	2,247
Fisher Scientific International, Inc.
8.000% due 09/01/2013	21,635	23,636
6.750% due 08/15/2014	7,000	7,140
Foundation PA Co.al Co.
7.250% due 08/01/2014	2,750	2,805
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	8,765	9,039
6.875% due 07/15/2011	700	724
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	34,935	37,992
Gaylord Entertainment Co.
8.000% due 11/15/2013	2,840	2,954
Gazprom International S.A.
9.625% due 03/01/2013	4,500	5,156
7.201% due 02/01/2020	5,000	5,121
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,123
8.000% due 01/15/2014	950	1,040
7.700% due 06/15/2015	6,550	7,213
8.000% due 01/15/2024	32,380	36,266
7.250% due 06/01/2028	5,925	6,132
8.875% due 05/15/2031	13,320	16,117
Greif, Inc.
8.875% due 08/01/2012	1,925	2,089
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,035
Hanover Equipment Trust
8.500% due 09/01/2008	48,495	50,799
HCA, Inc.
7.875% due 02/01/2011	5,313	5,775
6.300% due 10/01/2012	16,100	16,165
6.250% due 02/15/2013	6,428	6,410
6.750% due 07/15/2013	49,308	50,752
6.375% due 01/15/2015	3,250	3,242
7.190% due 11/15/2015	900	938
HealthSouth Corp.
8.375% due 10/01/2011 (b)	8,900	8,811
7.625% due 06/01/2012 (b)	43,370	41,852
Horizon Lines LLC
9.000% due 11/01/2012	4,550	4,869
Ingles Markets, Inc.
8.875% due 12/01/2011	9,135	9,409
Insight Midwest LP
9.750% due 10/01/2009	30,990	32,501
10.500% due 11/01/2010	19,503	20,966
Invensys PLC
9.875% due 03/15/2011	11,250	11,503
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,711
ITT Corp.
7.375% due 11/15/2015	2,050	2,214
JC Penney Co., Inc.
7.650% due 08/15/2016	7,000	6,685
8.000% due 03/01/2010	7,470	7,507
Jefferson Smurfit Corp.
8.250% due 10/01/2012	4,115	4,249
7.500% due 06/01/2013	2,300	2,300
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,146
K2, Inc.
7.375% due 07/01/2014	650	676
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,628
La Quinta Inns
7.400% due 09/15/2005	4,050	4,111
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,836
Legrand S.A.
8.500% due 02/15/2025	16,525	19,995
Lyondell Chemical Co.
9.875% due 05/01/2007	1,952	2,011
Mandalay Resort Group
9.375% due 02/15/2010	52,722	58,653
7.625% due 07/15/2013	8,485	8,952
MCI, Inc.
7.688% due 05/01/2009	87,638	91,363
8.735% due 05/01/2014	19,030	20,981
Mediacom Broadband LLC
11.000% due 07/15/2013	39,335	42,285
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	3,881
MGM Mirage, Inc.
6.000% due 10/01/2009	1,000	991
8.500% due 09/15/2010	3,730	4,103
8.375% due 02/01/2011	39,130	42,456
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	5,879
6.750% due 02/01/2008	4,555	4,675
Nalco Co.
7.750% due 11/15/2011	22,225	23,225
8.875% due 11/15/2013	10,550	11,341
National Nephrology Associates, Inc.
9.000% due 11/01/2011	1,400	1,559
Newpark Resources, Inc.
8.625% due 12/15/2007	11,860	11,801
Norampac, Inc.
6.750% due 06/01/2013	8,895	9,095
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	944

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  67

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Northwest Airlines, Inc.
6.841% due 10/01/2012	$5,100	$5,047
6.810% due 02/01/2020	14,233	13,015
Novelis, Inc.
7.250% due 02/15/2015	11,300	11,131
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	7,036
8.750% due 11/15/2012	34,435	37,792
8.250% due 05/15/2013	19,160	20,358
6.750% due 12/01/2014	400	394
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,424
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	43,863
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,886
PQ Corp.
7.500% due 02/15/2013	5,100	5,049
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,432
6.750% due 05/01/2014	4,175	4,196
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,527
8.164% due 05/15/2010 (a)	3,380	3,600
8.875% due 05/15/2011	6,635	6,950
8.000% due 05/15/2013	10,385	10,645
Quebecor Media, Inc.
11.125% due 07/15/2011	34,279	38,050
Qwest Corp.
6.294% due 02/15/2009 (a)	12,000	12,150
7.500% due 02/15/2011	45,765	44,964
9.125% due 03/15/2012	21,000	22,943
7.500% due 02/15/2014	32,095	31,533
Rayovac Corp.
8.500% due 10/01/2013	10,050	10,402
7.375% due 02/01/2015	24,800	23,870
Reddy Ice Group, Inc.
8.875% due 08/01/2011	4,800	5,364
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	2,150	2,161
Rogers Cable, Inc.
6.750% due 03/15/2015	3,900	3,861
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,536
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,766
6.875% due 12/01/2013	1,775	1,859
Safety Kleen Services
9.250% due 06/01/2008 (b)	22,459	90
Seneca Gaming Corp.
7.250% due 05/01/2012	1,280	1,280
SESI LLC
8.875% due 05/15/2011	17,979	19,282
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	16,125	17,012
8.000% due 03/15/2012	11,350	11,634
Six Flags, Inc.
9.750% due 04/15/2013	13,855	12,989
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	20,902
8.375% due 07/01/2012	15,090	15,656
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,976
7.625% due 07/15/2011	24,087	23,906
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	9,207	10,105
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	18,938
6.500% due 02/01/2014	8,165	8,145
Stone Container Finance
7.375% due 07/15/2014	2,625	2,612
Suburban Propane Partners LP
6.875% due 12/15/2013	2,330	2,307
Superior Essex Communications
9.000% due 04/15/2012	4,395	4,483
Telenet Group Holding NV
0.000% due 06/15/2014	1,500	1,142
Tenet Healthcare Corp.
6.375% due 12/01/2011	6,960	6,455
6.500% due 06/01/2012	23,275	21,529
7.375% due 02/01/2013	28,430	26,937
9.875% due 07/01/2014	14,740	15,403
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	35,616
8.625% due 11/15/2014	12,000	11,730
Toys “R” Us, Inc.
7.625% due 08/01/2011	21,100	19,940
7.875% due 04/15/2013	8,325	7,472
TransMontaigne, Inc.
9.125% due 06/01/2010	1,200	1,278
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	16,900
7.000% due 11/15/2013	21,413	21,145
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,140
TRW Automotive, Inc.
9.375% due 02/15/2013	4,565	4,930
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	13,060
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,226	2,071
7.730% due 07/01/2010 (b)	26,671	24,574
7.186% due 04/01/2011 (b)	74	69
6.602% due 09/01/2013 (b)	6,753	6,449
7.783% due 01/01/2014 (b)	212	193
3.140% due 03/02/2049 (a)(b)	4,254	3,932
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	18,058	4,560
9.333% due 01/01/2006 (b)	3,121	1,100
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,594
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	10,064
8.250% due 05/01/2012	21,850	23,762
Warner Chilcott Corp.
8.750% due 02/01/2015	17,125	17,296
Williams Cos., Inc.
7.375% due 11/15/2006	2,600	2,727
8.125% due 03/15/2012	920	1,012
7.625% due 07/15/2019	35,945	39,090
7.875% due 09/01/2021	55,329	60,585
7.750% due 06/15/2031	22,110	23,989
8.750% due 03/15/2032	5,050	6,022
Wynn Las Vegas LLC
6.625% due 12/01/2014	21,275	20,318
Xerox Corp.
7.625% due 06/15/2013	2,000	2,100
Young Broadcasting, Inc.
8.500% due 12/15/2008	7,545	7,941
10.000% due 03/01/2011	22,265	22,877

		3,391,744

Utilities 16.1%

AES Corp.
8.875% due 02/15/2011	18,605	20,233
8.750% due 05/15/2013	63,465	69,494
American Cellular Corp.
10.000% due 08/01/2011	38,475	35,589
American Tower Corp.
7.500% due 05/01/2012	850	867
7.125% due 10/15/2012	22,300	22,300
AT&T Corp.
9.050% due 11/15/2011	50,112	57,190
9.750% due 11/15/2031	8,150	9,984
Cincinnati Bell, Inc.
7.250% due 07/15/2013	31,120	31,120
8.375% due 01/15/2014	24,630	24,384
7.000% due 02/15/2015	6,650	6,351
Citizens Communications Co.
6.250% due 01/15/2013	10,590	10,008
CMS Energy Corp.
8.900% due 07/15/2008	1,485	1,602
7.500% due 01/15/2009	42,405	43,889
7.750% due 08/01/2010	6,226	6,522
Consumers Energy Co.
6.300% due 02/01/2012	4,700	4,573
Dobson Cellular Systems
7.492% due 11/01/2011 (a)	1,750	1,803
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,550
8.625% due 01/15/2022	7,000	7,984
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,185
Homer City Funding LLC
8.734% due 10/01/2026	9,589	11,148
Intelsat Bermuda Ltd.
7.805% due 01/15/2012 (a)	7,150	7,293
8.250% due 01/15/2013	9,865	10,013
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	13,680	14,980
8.625% due 11/14/2011	9,043	10,422
Midwest Generation LLC
8.560% due 01/02/2016	95,755	107,724
8.750% due 05/01/2034	27,450	30,744
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,572
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,725	9,920
8.500% due 09/01/2010	600	633
Nevada Power Co.
5.875% due 01/15/2015	2,530	2,479
New Skies Satellites NV
7.438% due 11/01/2011	4,000	4,100
9.125% due 11/01/2012	900	923
Nextel Communications, Inc.
6.875% due 10/31/2013	61,550	64,474
7.375% due 08/01/2015	35,775	37,966
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,530
NRG Energy, Inc.
8.000% due 12/15/2013	34,550	36,709
PSEG Energy Holdings LLC
7.750% due 04/16/2007	8,470	8,745
8.625% due 02/15/2008	7,325	7,765
10.000% due 10/01/2009	13,800	15,560
8.500% due 06/15/2011	45,910	49,583
Qwest Services Corp.
14.000% due 12/15/2010	6,500	7,556
Reliant Energy, Inc.
9.250% due 07/15/2010	30,485	32,771
9.500% due 07/15/2013	14,450	15,787
6.750% due 12/15/2014	25,900	24,281
Rocky River Realty
8.810% due 04/14/2007 (l)	1,712	1,803
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,690
8.000% due 12/15/2012	12,400	12,803
6.375% due 03/01/2014	8,475	8,263
7.500% due 03/15/2015	6,800	7,055
Rural Cellular Corp.
7.510% due 03/15/2010 (a)	3,000	3,090
8.250% due 03/15/2012	12,605	12,920
South Point Energy
8.400% due 05/30/2012	39,187	36,542
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,261

68  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
TECO Energy, Inc.
10.500% due 12/01/2007		$8,500	$9,584
7.500% due 06/15/2010		16,600	17,762
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)		10,000	10,340
Texas Genco LLC
6.875% due 12/15/2014		5,300	5,340
Time Warner Telecom, Inc.
9.750% due 07/15/2008		11,267	11,042
10.125% due 02/01/2011		18,250	17,703
9.250% due 02/15/2014		1,500	1,448
Triton PCS, Inc.
8.500% due 06/01/2013		14,559	13,467
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (l)		305	314
10.732% due 01/01/2013 (l)		8,006	8,502

			1,071,235

Total Corporate Bonds & Notes (Cost $4,843,312)			4,986,709

MUNICIPAL BONDS & NOTES 0.0%

New Jersey State Tobacco Securitization
Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032		2,000	2,050

Total Municipal Bonds & Notes (Cost $1,919)			2,050

U. S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017		45	46

Total U.S. Government Agencies (Cost $47)			46

MORTGAGE-BACKED SECURITIES 0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		23,948	23,916
RMF Commercial Mortgage
Pass-Through Certificates
9.150% due 11/28/2027 (b)		4,391	4,109

Total Mortgage-Backed Securities (Cost $25,746)			28,025

ASSET-BACKED SECURITIES 0.1%

Allegheny Energy, Inc.
5.640% due 06/08/2011 (a)		3,529	3,582
6.190% due 06/08/2011 (a)		401	407
6.220% due 06/08/2011 (a)		70	71
Headwaters, Inc.
8.170% due 09/01/2012 (a)		500	517

Total Asset-Backed Securities (Cost $4,529)			4,577

SOVEREIGN ISSUES 8.1%

Republic of Brazil
11.500% due 03/12/2008		12,500	14,144
3.125% due 04/15/2009 (a)		2,118	2,073
10.000% due 08/07/2011		7,635	8,284
11.000% due 01/11/2012		17,200	19,522
3.125% due 04/15/2012 (a)		32,272	30,487
10.250% due 06/17/2013		800	874
8.000% due 04/15/2014		122,605	122,150
10.500% due 07/14/2014		9,700	10,694
12.250% due 03/06/2030		20,200	24,543
8.250% due 01/20/2034		6,000	5,343
11.000% due 08/17/2040		5,000	5,571
Republic of Guatemala
9.250% due 08/01/2013		6,180	7,025
Republic of Panama
9.625% due 02/08/2011		9,050	10,272
9.375% due 07/23/2012		6,610	7,502
7.250% due 03/15/2015		3,500	3,491
10.750% due 05/15/2020		9,125	11,361
8.875% due 09/30/2027		11,425	12,339
9.375% due 04/01/2029		12,575	14,398
Republic of Peru
9.125% due 02/21/2012		48,065	54,313
9.875% due 02/06/2015		16,100	18,676
5.000% due 03/07/2017 (a)		9,476	8,913
Republic of Ukraine
11.000% due 03/15/2007		3,640	3,915
6.875% due 03/04/2011		10,000	10,300
7.650% due 06/11/2013		8,300	8,912
Russian Federation
8.250% due 03/31/2010 (a)		12,500	13,495
5.000% due 03/31/2030 (a)		100,148	102,702

Total Sovereign Issues (Cost $501,338)			531,299

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 3.0%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC	1,800	2,613
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014		2,405	3,663
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014		6,350	9,092
Cognis GmbH
11.199% due 01/15/2015 (a)(e)		750	911
Crown European Holdings S.A.
10.250% due 03/01/2011		2,000	2,930
Eircom Funding
8.250% due 08/15/2013		3,090	4,546
El Paso Corp.
7.125% due 05/06/2009		18,920	25,139
Fresenius Medical Care
7.375% due 06/15/2011		3,000	4,467
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	5,719
JSG Funding PLC
10.125% due 10/01/2012		24,275	35,086
JSG Holding PLC
11.500% due 10/01/2015		5,000	6,453
Kappa Beheer BV
10.625% due 07/15/2009		1,095	1,498
Kronos International, Inc.
8.875% due 06/30/2009		4,075	5,653
Lighthouse International Co. S.A.
8.000% due 04/30/2014		43,225	56,803
Telenet Communications NV
9.000% due 12/15/2013		14,000	20,372
TRW Automotive, Inc.
10.125% due 02/15/2013		9,430	13,770

Total Foreign Currency-Denominated Issues (Cost $164,655)			198,715

	Shares

COMMON STOCKS 0.0%

Communications 0.0%

Dobson Communications Corp. (d)		1,381,277	2,790

Technology 0.0%

Reliant Resources, Inc. - Warrants Exp. 08/25/2008 (f)		102,821	725

Total Common Stocks (Cost $9,103)			3,515

CONVERTIBLE PREFERRED STOCK 0.1%

Celanese Corp.
4.250% due 12/31/2049		72,500	2,030
Dobson Communications Corp.
6.000% due 08/19/2016		21,975	1,713
PMI Group, Inc.
5.875% due 11/15/2006		20,000	486

Total Convertible Preferred Stock (Cost $5,985)			4,229

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	27,130
Riggs Capital Trust II
8.875% due 03/15/2027 (b)		15,830,000	17,809

Total Preferred Security (Cost $42,334)			44,939

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 0.8%

Industrials 0.7%

Dimon, Inc.
6.250% due 03/31/2007		$39,277	39,162
Pride International, Inc.
3.250% due 05/01/2033		5,000	5,906
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018		1,000	877

			45,945

Utilities 0.1%

AES Corp.
4.500% due 08/15/2005		7,500	7,547

Total Convertible Bonds & Notes (Cost $50,112)			53,492

SHORT-TERM INSTRUMENTS 4.1%

Commercial Paper 3.3%

Delphi Corp.
2.010% due 04/11/2005		4,000	3,998
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		29,400	29,400
UBS Finance, Inc.
2.830% due 04/01/2005		182,100	182,100

			215,498

Repurchase Agreements 0.5%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016-05/15/2020 valued at $26,586. Repurchase proceeds are $26,002.)		26,000	26,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $9,425. Repurchase proceeds are $9,239.)		9,238	9,238

			35,238

U.S. Treasury Bills 0.3%

2.699% due 05/05/2005- 06/16/2005 (c)(g)(i)		16,830	16,734

Total Short-Term Instruments (Cost $267,477)			267,470

Total Investments (h) 97.4% (Cost $6,203,317)			$6,415,521

Written Options (k) (0.0%) (Premiums $1,730)			(986)

Other Assets and Liabilities (Net) 2.6%			172,040

Net Assets 100.0%			$6,586,575

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  69

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	The warrants entitle the Fund to purchase 1 share of Reliant Resources, Inc. for every warrant held at U.S. Dollar Strike at $5.09 until August 25, 2008.
(g)	Securities with an aggregate market value of $1,244 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(h)	As of March 31, 2005, portfolio securities with an aggregate market value of $239,264 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $13,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(4,019)
Eurodollar September Long Futures	09/2005	5,866	(16,046)
Euro-Bund 10-Year Note Long Futures	06/2005	775	994
U.S. Treasury 10-Year Note Long Futures	06/2005	3,367	(3,658)

			$(22,729)

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$74,100	$1,695
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	250,000	5,387
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	49,900	1,291
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	118,000	2,849
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	56,700	992

						$12,214

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$46
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	40
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	16,000	(93)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(14)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	(13)
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	0.700%	09/20/2005	10,000	24
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	12
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	(6)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	84
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	60
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	36
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	46
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	171
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	37
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	9
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	13
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	2
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	64
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	8
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	10,000	19
Goldman Sachs & Co.	FirstEnergy Corp. 5.500% due 11/15/2006	Buy	0.350%	12/20/2006	7,500	(24)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	25,000	(558)

70  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	$20,000	$2,334
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(202)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(190)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(189)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	(527)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(1)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	2
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	65
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	137
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	112
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.750% due 02/15/2011	Sell	1.200%	06/20/2009	5,000	150
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	267
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	148
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	4,500	18
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	(12)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	176
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	69
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(145)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(58)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	370
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,007
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	4,500	(100)

						$4,608

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	2,695	$404	$211
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	546	169	119
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	2,769	983	562
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	472	96	52

				$1,652	$944

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/20/2005	$12,500	$40	$23
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.250	%*	05/20/2005	12,500	38	19

						$78	$42

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090	03/30/2007	08/11/2003	$21,123	$21,157	0.32%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,597	23,916	0.36
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,910	14,781	0.22
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	8,008	7,956	0.12
Ferrellgas Partners LP	6.990	08/01/2005	03/16/2004	6,977	7,058	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,110	11,245	0.17
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,015	20,579	0.31
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,964	5,081	0.08
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,729	1,803	0.03
Tesoro Petroleum Corp.	7.466	07/17/2012	04/10/2003	9,952	10,340	0.16
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,863	8,502	0.13
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	300	314	0.00

				$128,548	$132,733	2.02%

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  71

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	105,279	04/2005	$219	$(1,591)	$(1,372)
Sell		316,203	04/2005	12,223	(11)	12,212
Buy	JY	6,777,400	04/2005	0	(1,306)	(1,306)

				$12,442	$(2,908)	$9,534

72  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

International StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.3%

Banking & Finance 1.4%

Banque Centrale De Tunisie
7.375% due 04/25/2012	$39	$43
Ford Motor Credit Co.
4.000% due 03/21/2007 (a)	1,100	1,103
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	1,000	998
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	900	905

		3,049

Industrials 1.1%

Cox Communications, Inc.
3.550% due 12/14/2007 (a)	500	503
DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)	900	902
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	400	409
Smurfit Capital Funding PLC
6.750% due 11/20/2005	400	403

		2,217

Utilities 0.8%

Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	50	50
SBC Communications, Inc.
4.125% due 09/15/2009	500	487
4.250% due 06/05/2021	1,000	1,002
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	225	225

		1,764

Total Corporate Bonds & Notes (Cost $7,054)		7,030

MUNICIPAL BONDS & NOTES 1.7%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	70	72
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	1,020	1,052
5.000% due 03/15/2034	1,020	1,049
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.630% due 07/01/2012 (a)	150	175
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026	100	103
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,020	1,046

Total Municipal Bonds & Notes (Cost $3,454)		3,497

U.S. GOVERNMENT AGENCIES 37.1%

Fannie Mae
2.890% due 07/15/2025 (a)	1,721	1,722
2.940% due 05/25/2034 (a)	459	458
2.970% due 03/25/2034 (a)	165	165
3.100% due 08/25/2030 (a)	507	507
3.500% due 05/25/2009-04/25/2017 (c)	978	976
3.875% due 11/25/2023 (a)	350	365
4.000% due 08/25/2009	1,939	1,944
4.375% due 04/25/2024 (a)	412	425
4.456% due 09/01/2031 (a)	8	8
5.000% due 04/25/2014-05/12/2035 (c)	14,649	14,613
5.500% due 11/01/2033-04/13/2035 (c)	42,932	43,005
5.567% due 07/01/2032 (a)	285	286
Freddie Mac
2.750% due 02/15/2012	1,944	1,933
3.010% due 10/15/2020 (a)	1,882	1,884
3.210% due 05/15/2029 (a)	147	148
3.500% due 03/15/2010	1,912	1,913
5.000% due 04/15/2034	500	489
5.500% due 08/15/2030-04/15/2034 (c)	5,243	5,254
7.500% due 10/25/2043	71	76
Government National Mortgage Association
3.220% due 03/16/2032 (a)	89	89
4.125% due 11/20/2024 (a)	219	223
6.000% due 09/16/2028	1,752	1,761

Total U.S. Government Agencies (Cost $78,426)		78,244

U.S. TREASURY OBLIGATIONS 7.5%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	843	885
1.875% due 07/15/2013	3,738	3,804
2.000% due 07/15/2014	6,576	6,719
U.S. Treasury Bonds
6.000% due 02/15/2026	1,300	1,487
6.125% due 11/15/2027	200	234
U.S. Treasury Notes
1.625% due 04/30/2005	500	500
3.000% due 12/31/2006	2,300	2,271

Total U.S. Treasury Obligations (Cost $16,011)		15,900

MORTGAGE-BACKED SECURITIES 5.3%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	1,100	1,101
Bank of America Mortgage Securities
3.300% due 01/25/2034 (a)	434	436
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	700	701
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (a)	991	991
3.140% due 04/25/2035 (a)	1,088	1,089
Countrywide Home Loans, Inc.
3.120% due 04/25/2034 (a)	62	61
3.130% due 08/25/2034 (a)	456	456
First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035 (a)	1,082	1,085
First Republic Mortgage Loan Trust
3.160% due 11/15/2031 (a)	402	406
GSRPM Mortgage Loan Trust
3.550% due 01/25/2032 (a)	76	77
Residential Accredit Loans, Inc.
3.250% due 03/25/2033 (a)	388	389
Residential Asset Securitization Trust
3.250% due 05/25/2033 (a)	688	690
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	1,379	1,379
2.997% due 01/25/2045 (a)	988	990
Washington Mutual, Inc.
3.007% due 01/25/2045 (a)	989	990
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034 (a)	242	241

Total Mortgage-Backed Securities (Cost $11,078)		11,082

ASSET-BACKED SECURITIES 10.1%

Ameriquest Mortgage Securities, Inc.
3.140% due 06/25/2031 (a)	47	47
3.260% due 02/25/2033 (a)	60	61
3.410% due 06/25/2034 (a)	402	403
2.980% due 08/25/2034 (a)	71	71
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	6	6
Asset-Backed Funding Certificates
2.980% due 07/25/2034 (a)	472	472
Bank One Issuance Trust
2.860% due 10/15/2008 (a)	1,000	1,001
Carrington Mortgage Loan Trust
3.000% due 08/25/2034 (a)	369	369
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)	303	303
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)	430	430
3.040% due 09/25/2021 (a)	915	915
3.040% due 10/25/2021 (a)	623	624
2.990% due 09/25/2022 (a)	356	356
2.960% due 08/25/2023 (a)	236	236
3.000% due 10/25/2023 (a)	901	902
3.010% due 01/25/2035 (a)	591	591
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)	61	61
2.940% due 03/25/2034 (a)	115	115
2.980% due 10/25/2034 (a)	622	622
3.020% due 11/25/2034 (a)	835	835
GSAMP Trust
3.140% due 03/25/2034 (a)	498	498
3.030% due 10/01/2034 (a)	718	718
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	202	202
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)	470	470
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	274	274
3.170% due 06/25/2033 (a)	292	293
Merrill Lynch Mortgage Investors, Inc.
3.190% due 02/25/2034 (a)	106	106
2.970% due 01/25/2035 (a)	87	87
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	70	70
2.980% due 04/25/2034 (a)	464	465
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)	552	552
Option One Mortgage Loan Trust
2.960% due 05/25/2034 (a)	145	145
Park Place Securities, Inc.
3.010% due 02/25/2035 (a)	876	876
Renaissance Home Equity Loan Trust
3.050% due 07/25/2034 (a)	458	458
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)	171	171
2.990% due 04/25/2026 (a)	595	596
Residential Asset Securities Corp.
2.980% due 04/25/2013 (a)	400	400
2.970% due 06/25/2025 (a)	257	257
3.080% due 09/25/2031 (a)	25	25
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)	96	96
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)	1,000	1,001
3.190% due 11/17/2009 (a)	1,000	1,003
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	2,196	2,197
Structured Asset Securities Corp.
3.350% due 05/25/2032 (a)	132	132
Terwin Mortgage Trust
2.980% due 09/25/2034 (a)	394	394

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  73

Schedule of Investments (Cont.)

International StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)		$61	$61
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		660	660
3.020% due 09/25/2034 (a)		740	741

Total Asset-Backed Securities (Cost $21,356)			21,368

SOVEREIGN ISSUES 3.5%

Hong Kong Government International Bond
5.125% due 08/01/2014		500	505
Republic of Brazil
3.125% due 04/15/2009 (a)		212	207
8.840% due 06/29/2009 (a)		440	491
14.500% due 10/15/2009		80	101
8.000% due 04/15/2014		947	943
Republic of Panama
9.625% due 02/08/2011		429	487
Republic of Peru
9.125% due 02/21/2012		437	494
9.875% due 02/06/2015		360	418
Russian Federation
8.750% due 07/24/2005		1,300	1,322
8.250% due 03/31/2010 (a)		240	259
5.000% due 03/31/2030 (a)		1,530	1,569
United Mexican States
10.375% due 02/17/2009		562	666

Total Sovereign Issues (Cost $7,475)			7,462

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.8%

Kingdom of Spain
5.750% due 07/30/2032	EC	600	985
Republic of France
5.750% due 10/25/2032		800	1,313
Republic of Germany
6.500% due 07/04/2027		900	1,579

Total Foreign Currency-Denominated Issues (Cost $3,908)			3,877

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		37	0
Strike @ 94.000 Exp. 12/19/2005		217	1
Eurodollar June Futures (CME)
Strike @ 92.500 Exp. 06/13/2005		44	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		62	1
Strike @ 94.375 Exp. 09/19/2005		36	0

Total Purchased Put Options (Cost $4)			2

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		5,628	313

Total Preferred Stock (Cost $281)			313

EXCHANGE-TRADED FUNDS 2.7%

iShares MSCI EAFE Trust		35,412	5,626

Total Exchange-Traded Funds (Cost $5,629)			5,626

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 51.5%

Certificates of Deposit 2.5%

Bank of America, N.A.
2.610% due 04/20/2005		$5,200	5,200

Commercial Paper 41.9%

Anz (Delaware), Inc.
2.720% due 05/23/2005		6,000	5,976
2.830% due 05/31/2005		700	696
Bank of Ireland
2.530% due 04/11/2005		5,700	5,696
2.505% due 04/21/2005		600	599
Barclays U.S. Funding Corp.
2.515% due 04/05/2005		200	200
2.665% due 05/02/2005		100	100
2.685% due 05/24/2005		4,100	4,084
CBA (de) Finance
2.675% due 05/09/2005		1,800	1,795
CDC IXIS Commercial Paper, Inc.
2.560% due 04/22/2005		1,200	1,198
2.740% due 06/03/2005		3,300	3,283
2.810% due 06/08/2005		2,100	2,088
Danske Corp.
2.375% due 04/01/2005		5,200	5,200
2.650% due 05/23/2005		100	100
2.725% due 06/06/2005		100	99
Fannie Mae
2.482% due 05/25/2005		1,400	1,394
2.681% due 05/25/2005		700	697
2.627% due 06/01/2005		2,500	2,487
2.732% due 06/01/2005		3,300	3,283
2.664% due 06/13/2005		2,200	2,187
2.683% due 06/13/2005		5,900	5,864
2.790% due 07/20/2005		5,900	5,844
Ford Motor Credit Co.
2.470% due 04/04/2005		500	500
ForeningsSparbanken AB
2.840% due 06/01/2005		2,200	2,189
Freddie Mac
2.720% due 05/04/2005		1,600	1,596
2.717% due 06/14/2005		3,100	3,081
2.920% due 06/30/2005		3,100	3,076
2.939% due 08/01/2005		200	198
2.943% due 08/01/2005		200	198
3.020% due 08/09/2005		2,200	2,175
General Electric Capital Corp.
2.540% due 04/12/2005		3,200	3,197
2.780% due 05/24/2005		2,800	2,788
2.840% due 06/01/2005		700	696
General Motors Acceptance Corp.
2.495% due 04/05/2005		900	900
HBOS Treasury Services PLC
2.870% due 06/07/2005		1,500	1,492
Nordea North America, Inc.
2.450% due 04/04/2005		300	300
Skandinaviska Enskilda Banken AB (SEB)
2.600% due 05/10/2005		800	798
2.760% due 05/17/2005		5,800	5,779
UBS Finance, Inc.
2.565% due 05/06/2005		800	798
2.730% due 06/02/2005		200	199
2.810% due 06/15/2005		200	199
2.835% due 06/22/2005		1,900	1,887
3.020% due 07/22/2005		3,400	3,367

			88,283

Repurchase Agreement 1.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.520% due 07/22/2005 valued at $3,662. Repurchase proceeds are $3,590.)		3,590	3,590

U.S. Treasury Bills 5.4%

2.670% due 05/05/2005-06/16/2005 (c)(d)(f)		11,495	11,438

Total Short-Term Instruments (Cost $108,533)			108,511

Total Investments (e) 124.7% (Cost $263,209)			$262,912

Written Options (h) (0.0%) (Premiums $92)			(79)

Other Assets and Liabilities (Net) (24.7%)			(52,005)

Net Assets 100.0%			$210,828

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $6,715 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $2,174 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,984 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	79	$(73)
Eurodollar September Long Futures	09/2005	83	(131)
Eurodollar December Long Futures	12/2005	323	(227)
Eurodollar December Long Futures	12/2006	11	10
Euro-Bund 10-Year Note Long Futures	06/2005	4	4
Government of Japan 10-Year Note Long Futures	06/2005	2	42
U.S. Treasury 10-Year Note Long Futures	06/2005	712	(484)
U.S. Treasury 30-Year Bond Long Futures	06/2005	75	(142)
U.S. Treasury 5-Year Note Long Futures	06/2005	30	(14)
United Kingdom 10-Year Note Long Futures	06/2005	14	41
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	12/2005	27	19

			$(955)

74  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	600	$9
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	700	51
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(58)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$2,200	(46)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		6,700	156
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		12,400	(259)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		7,200	107
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,000	192
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		1,700	(27)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		4,000	(72)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		5,700	133
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		3,400	32
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		4,500	(94)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,300	123

							$179

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	1
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	(2)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	1

						$1

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	04/20/2005	1,091,100	$(3,960)
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/20/2005	186,069	(931)

					$(4,891)

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	13	$2	$1
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	61	17	13
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	15	7	5
Put - CBOT U.S. Treasury Bond June Futures	109.000	05/20/2005	22	15	12
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	105	44	43
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	14	5	3
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	13	2	2

				$92	$79

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$400	$391	$395
U.S. Treasury Note	3.875	02/15/2013	600	579	579
U.S. Treasury Note	4.250	11/15/2013	5,800	5,712	5,748

				$6,682	$6,722

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  75

Schedule of Investments (Cont.)

International StocksPLUS TR Strategy Fund

March 31, 2005

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	150	04/2005	$0	$0	$0
Sell		13,751	04/2005	338	0	338
Buy	BP	500	04/2005	10	0	10
Sell		28,368	04/2005	704	0	704
Buy	BR	3,119	09/2005	0	(5)	(5)
Sell	DK	9,589	06/2005	38	0	38
Buy	EC	1,810	04/2005	3	0	3
Sell		59,366	04/2005	2,390	(1)	2,389
Sell	H$	26,871	04/2005	4	0	4
Buy	JY	250,000	04/2005	0	(36)	(36)
Sell		4,570,673	04/2005	881	0	881
Sell	N$	683	04/2005	16	0	16
Sell	NK	8,316	06/2005	28	0	28
Sell	S$	718	04/2005	5	0	5
Buy		450	05/2005	0	(1)	(1)
Sell		2,150	05/2005	9	0	9
Buy	SF	300	06/2005	1	0	1
Sell		16,969	06/2005	360	0	360
Sell	SK	36,189	06/2005	186	0	186

				$4,973	$(43)	$4,930

76  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Investment Grade Corporate Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 86.5%

Banking & Finance 37.2%

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	$200	$209
American International Group, Inc.
2.875% due 05/15/2008	300	286
Archstone-Smith Trust
7.900% due 02/15/2016	25	29
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	53
Bank of America Corp.
3.875% due 01/15/2008	50	49
4.875% due 01/15/2013	200	199
5.375% due 06/15/2014	260	265
Bank One Corp.
9.875% due 03/01/2009	50	59
5.250% due 01/30/2013	100	101
BB&T Corp.
6.500% due 08/01/2011	30	33
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	78
5.700% due 11/15/2014	200	206
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	244
CIT Group, Inc.
7.750% due 04/02/2012	240	278
Citigroup Capital II
7.750% due 12/01/2036	500	532
Citigroup, Inc.
6.000% due 02/21/2012	190	203
5.625% due 08/27/2012	500	519
Conoco Funding Co.
6.350% due 10/15/2011	100	109
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	130	150
Devon Financing Corp. ULC
7.875% due 09/30/2031	100	125
Fleet National Bank
5.750% due 01/15/2009	175	181
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	400	399
6.500% due 01/25/2007	270	273
7.250% due 10/25/2011	100	99
7.000% due 10/01/2013	200	194
General Electric Capital Corp.
6.125% due 02/22/2011	300	321
5.450% due 01/15/2013	350	360
6.750% due 03/15/2032	400	463
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	300	299
7.750% due 01/19/2010	50	48
7.250% due 03/02/2011	30	28
6.875% due 09/15/2011	50	45
7.000% due 02/01/2012	150	136
6.875% due 08/28/2012	190	170
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	108
5.700% due 09/01/2012	275	284
5.250% due 10/15/2013	300	299
HBOS Capital Funding LP
6.071% due 06/30/2049	300	315
Household Finance Corp.
4.125% due 12/15/2008	100	98
8.000% due 07/15/2010	25	29
7.000% due 05/15/2012	90	100
6.375% due 11/27/2012	35	38
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	400	381
J.P. Morgan Chase & Co.
7.125% due 06/15/2009	100	109
6.625% due 03/15/2012	350	383
5.750% due 01/02/2013	90	94
5.125% due 09/15/2014	100	99
KFW International Finance, Inc.
5.750% due 01/15/2008	30	31
Korea Development Bank
4.750% due 07/20/2009	300	298
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	33
MBNA America Bank N.A.
7.125% due 11/15/2012	145	162
Metlife, Inc.
5.250% due 12/01/2006	300	306
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	152
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	100	109
5.300% due 03/01/2013	500	504
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	400	453
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	288
Preferred Term Securities XII
3.580% due 03/24/2034 (a)	100	99
Principal Life Global Funding
5.250% due 01/15/2013	50	51
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	30	30
Prudential Insurance Co. of America
7.650% due 07/01/2007	250	267
Rabobank Capital Funding Trust III
5.254% due 12/31/2016 (a)	300	298
RBS Capital Trust I
5.512% due 09/29/2049	100	102
Royal Bank of Scotland PLC
9.118% due 03/31/2049	280	331
UFJ Finance Aruba AEC
6.750% due 07/15/2013	200	216
United Overseas Bank Ltd.
5.375% due 09/03/2019	100	99
Wachovia Bank N.A.
7.800% due 08/18/2010	30	34
Washington Mutual, Inc.
4.000% due 01/15/2009	200	196
Wells Fargo Bank, N.A.
6.450% due 02/01/2011	30	33

		13,172

Industrials 34.0%

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102
Albertson’s, Inc.
7.500% due 02/15/2011	100	111
Altria Group, Inc.
7.000% due 07/15/2005	300	303
Amerada Hess Corp.
6.650% due 08/15/2011	100	107
American Airlines, Inc.
6.978% due 04/01/2011	120	122
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	27
6.875% due 05/01/2012	300	328
7.700% due 05/01/2032	100	119
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	33
British Sky Broadcasting PLC
8.200% due 07/15/2009	100	113
Caesars Entertainment, Inc.
7.000% due 04/15/2013	300	323
Canadian National Railway Co.
4.400% due 03/15/2013	80	77
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	102
5.850% due 02/01/2035	200	199
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	174
Centex Corp.
7.500% due 01/15/2012	30	34
Chesapeake Energy Corp.
6.375% due 06/15/2015	100	99
Clear Channel Communications, Inc.
7.650% due 09/15/2010	90	99
5.750% due 01/15/2013	100	99
Clorox Co.
3.125% due 12/14/2007 (a)	30	30
Columbia Energy Group
6.800% due 11/28/2005	100	102
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	324
8.875% due 05/01/2017	35	44
Comcast Corp.
5.300% due 01/15/2014	100	99
ConocoPhillips
8.750% due 05/25/2010	100	118
4.750% due 10/15/2012	30	30
Continental Airlines, Inc.
6.320% due 11/01/2008	50	49
6.503% due 06/15/2011	100	96
Coventry Health Care, Inc.
5.875% due 01/15/2012	100	100
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	100	101
7.750% due 11/01/2010	30	33
6.750% due 03/15/2011	100	107
4.625% due 06/01/2013	160	149
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	32
DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)	200	200
7.300% due 01/15/2012	100	109
DaVita, Inc.
6.625% due 03/15/2013	100	99
Delta Air Lines, Inc.
7.379% due 05/18/2010	61	58
Devon Financing Corp. ULC
6.875% due 09/30/2011	100	110
Domtar, Inc.
7.875% due 10/15/2011	30	33
DR Horton, Inc.
5.625% due 09/15/2014	200	191
Duke Energy Corp.
5.625% due 11/30/2012	100	103
Electronic Data Systems Corp.
7.125% due 05/15/2005	200	201
EnCana Corp.
4.750% due 10/15/2013	100	98
Enterprise Products Operating LP
5.600% due 10/15/2014	300	297
Gazprom International S.A.
7.201% due 02/01/2020	100	102
Georgia-Pacific Corp.
7.500% due 05/15/2006	200	205
Halliburton Co.
4.160% due 10/17/2005 (a)	200	201
3.450% due 01/26/2007 (a)	100	100
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	100	102
5.375% due 12/15/2013	100	99
HCA, Inc.
6.950% due 05/01/2012	100	104
Hilton Hotels Corp.
7.625% due 05/15/2008	80	86
8.250% due 02/15/2011	30	35
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	240	254

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  77

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		$100	$100
International Business Machines Corp.
8.375% due 11/01/2019		30	38
International Paper Co.
6.750% due 09/01/2011		200	220
ITT Corp.
6.750% due 11/15/2005		30	30
JetBlue Airways Corp.
7.260% due 03/15/2008 (a)		97	100
KB Home
6.375% due 08/15/2011		100	102
5.750% due 02/01/2014		100	96
Kern River Funding Corp.
4.893% due 04/30/2018		74	73
Kerr-McGee Corp.
5.375% due 04/15/2005		200	200
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012		100	111
Kinder Morgan, Inc.
6.500% due 09/01/2012		40	43
Kraft Foods, Inc.
6.250% due 06/01/2012		250	269
Kroger Co.
5.500% due 02/01/2013		100	102
Lenfest Communications, Inc.
8.375% due 11/01/2005		100	102
Marriott International, Inc.
6.875% due 11/15/2005		300	306
MeadWestvaco Corp.
6.850% due 04/01/2012		110	123
MGM Mirage, Inc.
6.000% due 10/01/2009		200	198
8.500% due 09/15/2010		100	110
News America, Inc.
5.300% due 12/15/2014		100	98
Northwest Airlines Corp.
7.575% due 03/01/2019		88	89
Occidental Petroleum Corp.
6.750% due 01/15/2012		100	111
Packaging Corp. of America
5.750% due 08/01/2013		100	99
Peabody Energy Corp.
6.875% due 03/15/2013		100	103
Pioneer Natural Resources Co.
6.500% due 01/15/2008		100	105
Pulte Homes, Inc.
7.875% due 08/01/2011		200	224
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012		100	110
Station Casinos, Inc.
6.000% due 04/01/2012		100	100
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		65	71
Telus Corp.
8.000% due 06/01/2011		30	35
Time Warner, Inc.
8.110% due 08/15/2006		100	105
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012		30	35
Transocean, Inc.
7.500% due 04/15/2031		100	124
Tyco International Group S.A.
6.375% due 06/15/2005		100	100
6.375% due 10/15/2011		120	128
United Airlines, Inc.
7.186% due 04/01/2011 (b)		74	69
10.125% due 03/22/2015 (b)		100	40
USX Corp.
6.850% due 03/01/2008		30	32
Valero Energy Corp.
6.125% due 04/15/2007		100	103
Viacom, Inc.
7.750% due 06/01/2005		265	267
5.625% due 08/15/2012		200	203
Wal-Mart Stores, Inc.
6.875% due 08/10/2009		30	33
Walt Disney Co.
6.375% due 03/01/2012		100	108
Waste Management, Inc.
7.650% due 03/15/2011		50	57
7.100% due 08/01/2026		10	11
Weyerhaeuser Co.
6.750% due 03/15/2012		150	165
Wyeth
4.375% due 03/01/2008		100	99
XTO Energy, Inc.
7.500% due 04/15/2012		100	115

			12,034

Utilities 15.3%

Appalachian Power Co.
3.600% due 05/15/2008		100	97
AT&T Corp.
9.050% due 11/15/2011		100	114
BellSouth Corp.
5.200% due 09/15/2014		300	297
5.200% due 12/15/2016		100	98
British Telecom PLC
7.875% due 12/15/2005		30	31
Carolina Power & Light Co.
7.500% due 04/01/2005		100	100
Cingular Wireless LLC
6.500% due 12/15/2011		50	54
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	111
Consumers Energy Co.
5.375% due 04/15/2013		100	101
Duke Energy Corp.
6.250% due 01/15/2012		130	139
Entergy Gulf States, Inc.
3.600% due 06/01/2008		150	146
4.875% due 11/01/2011		100	99
France Telecom S.A.
7.450% due 03/01/2006		100	103
8.000% due 03/01/2011		130	149
GTE South, Inc.
6.125% due 06/15/2007		30	31
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	158
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007		200	215
Monongahela Power Co.
7.360% due 01/15/2010		100	108
Niagara Mohawk Power Corp.
6.625% due 07/01/2005		50	50
7.750% due 05/15/2006		30	31
7.750% due 10/01/2008		30	33
Ohio Edison Co.
5.647% due 06/15/2009		100	103
5.450% due 05/01/2015		100	100
Pepco Holdings, Inc.
6.450% due 08/15/2012		100	108
PNPP II Funding Corp.
8.510% due 11/30/2006		65	67
PPL Capital Funding Trust I
4.330% due 03/01/2009		200	195
Progress Energy, Inc.
6.850% due 04/15/2012		200	218
PSEG Power LLC
3.750% due 04/01/2009		100	96
6.950% due 06/01/2012		200	222
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437% due 09/15/2009		62	61
SBC Communications, Inc.
5.100% due 09/15/2014		300	293
4.206% due 06/05/2021		100	100
Sprint Capital Corp.
6.000% due 01/15/2007		40	41
8.375% due 03/15/2012		300	351
System Energy Resources, Inc.
4.875% due 10/01/2007		100	101
Tampa Electric Co.
6.875% due 06/15/2012		100	111
TXU Corp.
4.800% due 11/15/2009		100	97
TXU Energy Co.
7.000% due 03/15/2013		200	219
Verizon New England, Inc.
6.500% due 09/15/2011		200	214
Verizon Wireless Capital LLC
5.375% due 12/15/2006		200	204
Virginia Electric & Power Co.
5.750% due 03/31/2006		100	102
5.375% due 02/01/2007		80	82
Vodafone Group PLC
3.950% due 01/30/2008		30	30
7.750% due 02/15/2010		30	34

			5,414

Total Corporate Bonds & Notes (Cost $30,936)			30,620

U.S. TREASURY OBLIGATIONS 0.9%

Treasury Inflation Protected Security (c)
3.375% due 01/15/2007		301	318

Total U.S. Treasury Obligations (Cost $316)			318

SOVEREIGN ISSUES 4.2%

Republic of Brazil
3.125% due 04/15/2009 (a)		53	52
3.125% due 04/15/2012 (a)		44	42
8.000% due 04/15/2014		240	239
Republic of Croatia
3.813% due 07/31/2010 (a)		38	38
Republic of Panama
9.625% due 02/08/2011		100	113
Republic of South Africa
9.125% due 05/19/2009		30	34
7.375% due 04/25/2012		90	99
Russian Federation
10.000% due 06/26/2007		83	91
5.000% due 03/31/2030 (a)		250	256
United Mexican States
8.375% due 01/14/2011		370	422
8.300% due 08/15/2031		80	92

Total Sovereign Issues (Cost $1,421)			1,478

FOREIGN CURRENCY-DENOMINATED ISSUES (g) 2.4%

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EC	100	164
France Telecom S.A.
7.000% due 03/14/2008		90	129
HSBC Holdings PLC
5.375% due 12/20/2012		60	87
Republic of Germany
4.750% due 07/04/2034		270	388
Rogers Cable, Inc.
7.250% due 12/15/2011	C$	50	43

78  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011	C$	50	$43

Total Foreign Currency-Denominated Issues (Cost $808)			854

	Shares

CONVERTIBLE PREFERRED STOCK 0.5%

General Motors Corp.
6.250% due 07/15/2033		8,000	166

Total Convertible Preferred Stock (Cost $200)			166

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (g) 3.1%

French Treasury Bill 2.6%

1.010% due 06/16/2005	EC	710	917

U.S. Treasury Bills 0.5%

2.687% due 05/05/2005-06/16/2005 (d)(f)		$200	199

Total Short-Term Instruments (Cost $1,112)			1,116

Total Investments (e) 97.6% (Cost $34,793)			$34,552

Written Options (h) (0.0%) (Premiums $15)			(14)

Other Assets and Liabilities (Net) 2.4%			866

Net Assets 100.0%			$35,404

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $99 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	40	$(10)
Eurodollar June Long Futures	06/2005	20	(39)
Eurodollar December Long Futures	12/2005	20	(34)
Euribor Written Put Options Strike @ 97.250	12/2005	12	3
U.S. Treasury 30-Year Bond Long Futures	06/2005	46	(74)

			$(154)

(g)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	30	04/2005	$0	$0	$0
Buy		21	05/2005	0	0	0
Buy		30	06/2005	0	0	0
Sell	C$	100	04/2005	0	0	0
Buy	CP	6,177	05/2005	0	0	0
Buy		6,060	06/2005	0	0	0
Buy		1,264	08/2005	0	0	0
Sell	EC	595	04/2005	18	0	18
Sell		710	06/2005	0	(3)	(3)
Buy	H$	78	04/2005	0	0	0
Buy	KW	11,610	04/2005	0	0	0
Buy		8,200	05/2005	0	0	0
Buy		11,800	06/2005	0	0	0
Buy	MP	112	05/2005	0	0	0
Buy		338	06/2005	0	0	0
Buy	PN	35	05/2005	0	0	0
Buy		35	06/2005	0	0	0
Buy	PZ	33	05/2005	0	0	0
Buy		33	06/2005	0	0	0
Buy	RP	907	06/2005	0	0	0
Buy		288	04/2005	0	0	0
Buy		200	05/2005	0	0	0
Buy		305	06/2005	0	0	0
Buy	S$	17	04/2005	0	0	0
Buy		12	05/2005	0	0	0
Buy		18	06/2005	0	0	0
Buy	SV	1,163	05/2005	0	(1)	(1)
Buy		335	06/2005	0	0	0
Buy	T$	240	05/2005	0	0	0
Buy		333	06/2005	0	0	0

				$18	$(4)	$14

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  79

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

March 31, 2005

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	10	$1	$0
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	15	4	0
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	10	3	4
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	5	1	1
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	10	6	8

				$15	$13

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	$500	$0	$0
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	500	0	1

						$0	$1

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-month EC-LIBOR	Receive	5.000%	06/17/2012	EC	200	$(1)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$1,400	3
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,540	81

							$88

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	$200	$2
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	300	1
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006 due 01/29/2033	Sell	0.350%	03/20/2010	200	0
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	200	0
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	50	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	0.250%	03/20/2007	300	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%	03/20/2010	100	0
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	200	0
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	200	1

						$4

80  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Low Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%

Banking & Finance 3.0%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,245
7.100% due 03/15/2007	6,700	7,032
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	17,900	17,878
3.100% due 07/18/2005 (a)	5,810	5,800
7.600% due 08/01/2005	24,232	24,487
6.875% due 02/01/2006	10,000	10,138
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.005% due 01/15/2008 (a)	22,700	22,731
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	8,700	8,704
7.500% due 07/15/2005	2,200	2,218
3.920% due 10/20/2005 (a)	46,390	46,291
3.695% due 05/18/2006 (a)	12,500	12,234
6.125% due 09/15/2006	18,975	18,894
6.125% due 08/28/2007	1,500	1,463
6.125% due 01/22/2008	750	720
7.430% due 12/01/2021	209	211
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	23,500	22,574
Golden West Financial Corp.
5.500% due 08/08/2006	700	715
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,270
2.730% due 08/01/2006 (a)	27,600	27,605
Morgan Stanley Dean Witter & Co.
7.750% due 06/15/2005	1,250	1,261
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	42,600	42,472
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	12,900	13,307
6.060% due 07/03/2008 (a)	3,000	2,533
Premium Asset Trust
2.870% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,579
Putnam CBO I Ltd.
3.060% due 06/12/2009 (a)	2,556	2,556
State Street Capital Trust II
3.294% due 02/15/2008 (a)	12,000	12,042
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	60,200	60,194
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,800	3,807

		407,806

Industrials 1.0%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,738
7.650% due 07/01/2008	7,500	8,140
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	6,170	6,223
3.890% due 09/26/2005 (a)	20,700	20,769
7.250% due 01/18/2006	13,250	13,546
3.470% due 05/24/2006 (a)	1,400	1,406
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,429
7.625% due 09/01/2008	1,075	1,083
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,008
HCA, Inc.
6.910% due 06/15/2005	2,125	2,149
8.850% due 01/01/2007	1,200	1,280
ITT Corp.
6.750% due 11/15/2005	2,000	2,025
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	10,088
Qwest Corp.
6.125% due 11/15/2005	2,330	2,365
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,863
SR Wind Ltd.
8.021% due 05/18/2005 (a)	6,000	6,026
8.521% due 05/18/2005 (a)	3,000	3,014
Texas Mining Co.
6.875% due 08/01/2005	2,000	2,022
Tyco International Group S.A.
6.375% due 06/15/2005	7,300	7,338
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,281
United Airlines, Inc.
2.020% due 03/02/2049 (a)(b)	829	766

		138,331

Utilities 1.2%

CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,054
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,330
France Telecom S.A.
7.450% due 03/01/2006	66,900	68,985
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	45,000	45,128
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,770

		162,267

Total Corporate Bonds & Notes (Cost $729,846)		708,404

U.S. GOVERNMENT AGENCIES 11.2%

Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,840	25
2.909% due 01/01/2021 (a)	67	67
2.915% due 09/22/2006 (a)	57,600	57,574
3.123% due 11/01/2017 (a)	57	58
3.125% due 07/01/2017 (a)	81	82
3.200% due 03/25/2044 (a)	2,310	2,312
3.250% due 06/25/2032 (a)	241	241
3.270% due 08/01/2017 (a)	13	13
3.275% due 07/01/2018 (a)	21	21
3.287% due 10/01/2030-11/01/2039 (a)(e)	3,625	3,718
3.380% due 06/01/2017 (a)	28	29
3.475% due 11/01/2017-04/25/2022 (a)(e)	166	168
3.509% due 06/01/2022 (a)	18	18
3.534% due 12/01/2017 (a)	39	40
3.545% due 11/01/2018 (a)	6	6
3.789% due 07/25/2017 (a)	969	981
3.934% due 07/01/2017 (a)	117	119
4.074% due 11/01/2027 (a)	281	289
4.091% due 04/01/2024 (a)	415	427
4.230% due 10/01/2024 (a)	620	640
4.277% due 02/01/2028 (a)	760	782
4.284% due 07/01/2023 (a)	101	103
4.412% due 01/01/2024 (a)	24	25
4.477% due 02/01/2028 (a)	19	19
4.500% due 07/01/2019-03/01/2020 (e)	45,706	44,739
4.548% due 01/01/2028 (a)	139	142
4.743% due 04/01/2018 (a)	1,957	2,001
4.799% due 01/01/2024 (a)	382	391
4.998% due 12/01/2023 (a)	62	63
5.000% due 10/01/2017-04/25/2033 (e)	817,592	817,843
5.500% due 10/01/2008-04/13/2035 (e)	113,495	115,578
5.532% due 09/01/2032 (a)	4,932	5,058
6.000% due 05/01/2016-05/01/2033 (e)	120,247	124,290
6.229% due 08/01/2029 (a)	2,021	2,045
6.500% due 09/01/2005-12/25/2042 (e)	22,744	23,661
6.500% due 03/25/2009-03/25/2023 (c)(e)	605	44
7.000% due 01/01/2008-01/01/2032 (e)	20,029	20,683
7.500% due 02/01/2013	13	14
8.000% due 12/25/2021-11/01/2031 (e)	8,535	9,181
8.500% due 02/01/2017-04/01/2025 (e)	399	433
8.800% due 01/25/2019	183	197
9.000% due 03/25/2021-04/25/2021 (e)	709	773
9.250% due 10/25/2018	12	13
9.500% due 03/25/2020-11/01/2025 (a)(e)	1,783	1,969
10.000% due 03/01/2010-01/01/2025 (e)	165	178
10.500% due 07/01/2014-12/01/2024 (e)	14	15
11.000% due 11/01/2020	11	12
11.250% due 10/01/2015	12	13
11.500% due 11/01/2019-02/01/2020 (e)	12	13
11.750% due 02/01/2016	13	14
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	5	6
15.500% due 10/01/2012	1	1
15.750% due 12/01/2011	8	9
16.000% due 09/01/2012	4	4
256.000% due 11/01/2008 (c)	2	5
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,999
4.200% due 02/05/2007 (a)	11,100	10,285
Federal Housing Administration
7.421% due 11/01/2019	41	41
7.430% due 10/01/2019-11/01/2025 (e)	15,082	15,210
Freddie Mac
2.750% due 03/01/2017 (a)	73	74
3.260% due 11/15/2030 (a)	29	29
3.767% due 08/15/2032 (a)	1,571	1,560
3.790% due 02/01/2020 (a)	636	643
4.000% due 01/01/2017	11	11
4.000% due 01/15/2024 (c)	6,339	822
4.012% due 07/01/2018 (a)	114	118
4.118% due 06/01/2024 (a)	156	160
4.183% due 12/01/2022 (a)	110	113
4.211% due 09/01/2023 (a)	53	55
4.228% due 10/01/2023 (a)	286	292
4.235% due 11/01/2022 (a)	545	556
4.240% due 11/01/2023 (a)	110	113
4.365% due 01/01/2024 (a)	515	530
4.500% due 06/01/2018	70	69
4.698% due 01/01/2024 (a)	210	218
4.857% due 03/01/2024 (a)	24	25
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	29,089	29,244
5.291% due 10/01/2027 (a)	94	96
5.500% due 12/01/2017-07/15/2034 (e)	19,064	19,352

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  81

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
6.000% due 06/01/2006-01/01/2033 (e)	$32,335	$33,412
6.250% due 04/15/2028	63	63
6.500% due 08/15/2011-07/25/2043 (e)	109,780	114,137
7.000% due 01/01/2030-04/01/2032 (e)	165	174
7.000% due 05/15/2023 (c)	1	0
7.500% due 09/01/2006-07/15/2030 (e)	1,585	1,643
8.000% due 07/01/2006-12/01/2024 (e)	656	695
8.250% due 10/01/2007-01/01/2009 (e)	8	8
8.500% due 01/01/2007-11/01/2025 (e)	1,737	1,897
9.000% due 12/15/2020-08/01/2022 (e)	861	901
9.500% due 03/01/2010-09/01/2021 (e)	219	226
9.750% due 11/01/2008	96	102
10.000% due 03/01/2016-05/15/2020 (e)	104	106
10.500% due 10/01/2010-02/01/2016 (e)	5	6
10.750% due 09/01/2009-08/01/2011 (e)	46	51
11.500% due 01/01/2016	10	11
11.750% due 08/01/2015	2	2
14.000% due 12/01/2012-04/01/2016 (e)	3	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
3.000% due 01/20/2032-02/20/2032 (a)(e)	21,593	21,828
3.370% due 12/16/2025 (a)	375	379
3.375% due 04/20/2016-05/20/2030 (a)(e)	15,884	16,184
3.500% due 07/20/2030-03/20/2031 (e)	769	786
3.750% due 08/20/2022-07/20/2027 (a)(e)	9,031	9,151
4.000% due 03/20/2019 (a)	56	56
4.125% due 10/20/2023-12/20/2027 (a)(e)	6,975	7,093
6.000% due 01/15/2029	232	239
7.000% due 03/15/2011-10/15/2011 (e)	37	38
7.500% due 03/15/2022-09/15/2031 (e)	523	564
8.000% due 05/15/2016-06/20/2031 (e)	4,879	5,273
8.500% due 12/15/2021-08/15/2030 (e)	186	202
9.000% due 06/20/2016-11/15/2030 (e)	963	1,065
9.500% due 10/15/2016-06/15/2025 (e)	46	50
9.750% due 08/15/2017	40	44
10.000% due 10/15/2013-11/15/2020 (e)	11	12
10.500% due 11/15/2019	3	3
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	10	11
11.750% due 08/15/2013-08/15/2015 (e)	32	35
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (e)	9	10
16.000% due 02/15/2012	9	11
Small Business Administration
7.640% due 03/10/2010	963	1,030

Total U.S. Government Agencies (Cost $1,542,642)		1,536,292

U.S. TREASURY OBLIGATIONS 7.9%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008	554,857	596,912
3.875% due 01/15/2009	322,192	355,415
0.875% due 04/15/2010	24,359	23,835
3.500% due 01/15/2011	4,821	5,387
3.000% due 07/15/2012	19,514	21,483
2.375% due 01/15/2025	50,581	54,422
3.625% due 04/15/2028	17,178	22,585

Total U.S. Treasury Obligations (Cost $1,076,750)		1,080,039

MORTGAGE-BACKED SECURITIES 4.1%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	21,082	21,763
5.579% due 10/20/2032 (a)	4,327	4,363
Bear Stearns Adjustable Rate Mortgage Trust
3.959% due 11/25/2030 (a)	381	380
5.271% due 10/25/2032 (a)	1,384	1,385
6.071% due 10/25/2032 (a)	176	179
5.348% due 01/25/2033 (a)	8,784	8,877
5.638% due 01/25/2033 (a)	3,753	3,741
5.099% due 03/25/2033 (a)	19,624	19,654
5.442% due 03/25/2033 (a)	36,565	36,656
4.881% due 01/25/2034 (a)	39,108	39,062
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	39	39
5.750% due 02/25/2033	3,508	3,531
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (a)	7,000	6,975
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	33,799	34,229
Countrywide Home Loan Mortgage Pass-Through Trust
3.140% due 04/25/2035 (a)	15,234	15,251
Countrywide Home Loans, Inc.
4.964% due 09/19/2032 (a)	1,378	1,373
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	487	486
2.084% due 03/25/2032 (a)	23,230	23,321
2.980% due 03/25/2032 (a)	13,115	13,056
6.246% due 06/25/2032 (a)	2,278	2,290
5.673% due 10/25/2032 (a)	3,130	3,136
3.079% due 08/25/2033 (a)	771	763
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	214
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	151	168
5.175% due 05/25/2024 (a)	130	130
3.350% due 06/25/2026 (a)	476	477
Drexel Burnham Lambert CMO Trust
3.375% due 05/01/2016 (a)	6	7
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,252	6,290
Imperial Savings Association
8.530% due 02/25/2018 (a)	76	76
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	33	36
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	35,900	35,892
MASTR Asset Securitization Trust
5.500% due 09/25/2033	37,831	37,595
Mellon Residential Funding Corp.
2.852% due 07/25/2029 (a)	2,785	2,799
3.050% due 06/15/2030 (a)	46,571	46,491
Nationslink Funding Corp.
3.120% due 11/10/2030 (a)	750	753
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	4,032	4,040
3.250% due 02/25/2034 (a)	16,429	16,462
Prudential Home Mortgage Securities
7.500% due 09/25/2007	81	81
7.000% due 01/25/2008	1,377	1,375
Prudential-Bache Trust
8.400% due 03/20/2021	604	603
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	394	383
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	51	53
Sears Mortgage Securities
12.000% due 02/25/2014	16	16
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	21,476	21,483
SLH Mortgage Trust
9.600% due 03/25/2021	178	178
Structured Asset Mortgage Investments, Inc.
6.446% due 06/25/2029 (a)	479	480
9.531% due 06/25/2029 (a)	1,485	1,561
3.180% due 09/19/2032 (a)	41,744	41,564
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,495	1,533
6.150% due 07/25/2032 (a)	1,855	1,864
2.940% due 01/25/2033 (a)	1,240	1,245
Torrens Trust
3.070% due 07/15/2031 (a)	1,726	1,727
Vendee Mortgage Trust
6.500% due 05/15/2029	41,008	42,349
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)	1,689	1,692
4.816% due 10/25/2032 (a)	219	218
5.091% due 02/25/2033 (a)	4,223	4,254
5.369% due 02/25/2033 (a)	1,104	1,109
3.433% due 02/27/2034 (a)	20,714	20,636
3.286% due 08/25/2042 (a)	24,988	25,409

Total Mortgage-Backed Securities (Cost $568,625)		561,756

ASSET-BACKED SECURITIES 3.2%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	286	286
Aegis Asset-Backed Securities Trust
2.970% due 03/25/2035 (a)	17,607	17,624
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	1,662	1,664
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)	582	583
3.140% due 07/25/2032 (a)	3,342	3,354
Argent Securities, Inc.
3.030% due 11/25/2034 (a)	33,956	33,979
Asset-Backed Securities Corp. Home Equity Loan Trust
3.070% due 06/15/2031 (a)	7	7
3.010% due 12/25/2034 (a)	13,351	13,362
Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	25,056	25,112
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	16,424	16,435
Chase Funding Mortgage Loan Asset-Backed Certificates
3.170% due 11/25/2031 (a)	8,992	9,024
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	8,279	8,301
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)	3,971	3,973
Community Program Loan Trust
4.500% due 10/01/2018	8,129	8,112

82  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)		$55,140	$55,194
2.940% due 03/25/2035 (a)		19,400	19,352
2.970% due 03/25/2035 (a)		21,500	21,507
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)		1,446	1,449
EQCC Home Equity Loan Trust
2.970% due 10/15/2027 (a)		40	40
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)		12,720	12,755
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.930% due 03/25/2034 (a)		5,229	5,232
Fremont Home Loan Trust
2.960% due 02/25/2035 (a)		9,751	9,760
GRMT II LLC
3.100% due 06/20/2032 (a)		18	18
GSAMP Trust
3.000% due 08/25/2034 (a)		7,804	7,809
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)		28,882	28,993
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		2,957	2,965
3.200% due 02/20/2033 (a)		33,001	33,130
Impac CMB Trust
3.100% due 01/25/2034 (a)		34,766	34,819
Irwin Home Equity Loan Trust
3.225% due 06/25/2021 (a)		21	21
3.140% due 06/25/2029 (a)		641	643
Merrill Lynch Mortgage Investors, Inc.
2.990% due 04/25/2035 (a)		3,920	3,923
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		3,203	3,205
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		755	762
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		15	15
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)		2,519	2,526
Residential Asset Mortgage Products, Inc.
2.980% due 05/25/2027 (a)		13,636	13,649
Residential Asset Securities Corp.
3.080% due 06/25/2031 (a)		14	14
SLM Student Loan Trust
2.710% due 04/25/2010 (a)		41,900	41,880
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		2,166	2,167
WMC Mortgage Loan
3.150% due 05/15/2030 (a)		810	812

Total Asset-Backed Securities (Cost $443,522)			444,456

SOVEREIGN ISSUES 1.8%

Republic of Brazil
3.063% due 04/15/2006 (a)		31,368	31,362
11.250% due 07/26/2007		1,200	1,345
11.500% due 03/12/2008		2,950	3,338
3.125% due 04/15/2009 (a)		33,619	32,909
3.125% due 04/15/2009 (a)		1,482	1,451
3.125% due 04/15/2012 (a)		21,309	20,130
8.000% due 04/15/2014		3,120	3,108
Republic of Panama
8.250% due 04/22/2008		5,500	5,885
9.375% due 07/23/2012		480	545
Republic of Peru
9.125% due 02/21/2012		1,150	1,299
Russian Federation
8.750% due 07/24/2005		94,900	96,475
10.000% due 06/26/2007		19,800	21,826
8.250% due 03/31/2010 (a)		24,800	26,774
United Mexican States
6.375% due 01/16/2013		140	146

Total Sovereign Issues (Cost $245,809)			246,593

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.0%

Republic of Germany
2.000% due 06/17/2005	EC	213,000	276,063

Total Foreign Currency-Denominated Issues (Cost $275,873)			276,063

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.250 Exp. 06/13/2005		10,236	64
Strike @ 95.000 Exp. 06/13/2005		6,388	40

Total Purchased Put Options (Cost $166)			104

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,062

Total Preferred Security (Cost $101,505)			103,062

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		311,100	17,285
Home Ownership Funding
13.331% due 12/31/2049		8,625	3,057

Total Preferred Stock (Cost $21,381)			20,342

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 68.6%

Certificates of Deposit 5.4%

Bank of America, N.A.
2.910% due 06/08/2005		$200,700	199,570
Citibank New York N.A.
2.675% due 04/29/2005		10,000	10,000
2.680% due 05/04/2005		8,800	8,800
2.740% due 06/06/2005		75,000	74,591
2.965% due 06/17/2005		47,000	46,698
HSBC Bank USA
2.410% due 04/01/2005		1,200	1,200
2.680% due 05/26/2005		100,000	100,000
Wells Fargo Bank N.A.
2.690% due 04/01/2005		300,000	300,000

			740,859

Commercial Paper 47.4%

AB Spintab
2.540% due 04/11/2005		80,000	79,944
2.560% due 04/11/2005		38,500	38,473
Anz (Delaware), Inc.
2.500% due 04/20/2005		50,000	49,934
2.655% due 05/23/2005		50,000	49,808
2.710% due 05/31/2005		20,900	20,797
2.860% due 06/07/2005		44,600	44,353
2.925% due 06/16/2005		151,400	150,442
ASB Bank Ltd.
2.770% due 05/12/2005		50,000	49,842
2.940% due 06/15/2005		24,600	24,446
Bank of America N.A.
2.915% due 06/01/2005		200,000	198,996
Bank of Ireland
2.645% due 04/29/2005		100,000	99,794
Barclays U.S. Funding Corp.
2.940% due 06/15/2005		90,900	90,333
CBA (de) Finance
2.950% due 06/21/2005		24,400	24,235
CDC Commercial Paper, Inc.
2.955% due 07/11/2005		27,000	26,768
Danske Corp.
2.570% due 04/18/2005		50,000	49,939
2.660% due 05/25/2005		39,600	39,442
Dexia Bank New York N.A.
2.815% due 05/25/2005		50,000	50,000
Dexia Delaware LLC
2.770% due 04/25/2005		74,800	74,662
Fannie Mae
2.470% due 04/18/2005		236,700	236,424
2.580% due 04/27/2005		27,000	26,950
2.694% due 06/01/2005		95,700	95,220
2.711% due 06/01/2005		168,500	167,654
2.732% due 06/01/2005		200,000	198,996
2.525% due 06/08/2005		100,000	99,437
2.604% due 06/08/2005		281,900	280,313
2.726% due 06/08/2005		614,705	611,244
2.664% due 06/13/2005		33,730	33,525
2.675% due 06/13/2005		108,400	107,742
2.875% due 06/27/2005		4,600	4,566
3.010% due 08/01/2005		116,000	114,775
3.030% due 08/03/2005		5,600	5,540
2.990% due 08/08/2005		175,300	173,331
Federal Home Loan Bank
2.504% due 04/13/2005		19,180	19,163
2.515% due 04/15/2005		487,300	486,788
2.519% due 04/15/2005		15,200	15,185
2.536% due 04/20/2005		100,000	99,861
2.794% due 05/18/2005		37,825	37,687
2.838% due 06/10/2005		38,918	38,692
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	68,571
3.400% due 08/26/2005		7,800	7,699
Fortis Funding LLC
2.600% due 04/22/2005		50,000	49,924
Freddie Mac
2.380% due 04/01/2005		122,400	122,400
2.385% due 04/04/2005		106,700	106,679
2.396% due 04/05/2005		71,700	71,681
2.390% due 04/12/2005		72,791	72,738
2.779% due 06/07/2005		4,633	4,607
2.717% due 06/14/2005		84,200	83,681
2.765% due 06/14/2005		70,300	69,867
2.710% due 06/17/2005		142,400	141,486
2.689% due 06/21/2005		94,700	94,058
2.939% due 08/01/2005		7,600	7,520
2.940% due 08/01/2005		223,700	221,338
2.941% due 08/01/2005		3,800	3,760
General Motors Acceptance Corp.
2.495% due 04/05/2005		16,800	16,795
2.535% due 04/05/2005		3,500	3,499
HBOS Treasury Services PLC
2.555% due 04/14/2005		44,200	44,159
2.615% due 04/25/2005		79,100	78,962
ING U.S. Funding LLC
2.645% due 05/18/2005		68,000	67,765
2.940% due 06/16/2005		15,000	14,905
2.950% due 06/17/2005		67,800	67,365
KFW International Finance, Inc.
2.630% due 04/13/2005		63,100	63,045

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  83

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Lloyds Bank PLC
2.685% due 05/27/2005		$100,000	$99,582
Oesterreichische Kontrollbank AG
2.950% due 07/18/2005		77,500	76,784
Rabobank USA Financial Corp.
2.730% due 06/30/2005		75,000	74,431
Skandinaviska Enskilda Banken AB (SEB)
2.550% due 04/13/2005		50,000	49,958
Spintab AB
3.110% due 08/23/2005		100,000	98,730
Toyota Motor Credit Corp.
2.810% due 05/26/2005		50,000	49,785
UBS Finance, Inc.
2.830% due 04/01/2005		79,800	79,800
Unicredit Delaware, Inc.
2.840% due 06/02/2005		50,000	49,745
2.860% due 06/08/2005		40,000	39,775
Westpac Capital Corp.
2.600% due 04/21/2005		25,000	24,964
2.860% due 06/08/2005		40,300	40,073
Westpac Trust Securities NZ Ltd.
2.955% due 07/11/2005		159,800	158,427
2.985% due 07/15/2005		158,600	157,179

			6,497,038

Repurchase Agreements 13.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $34,833 and U.S. Treasury Bills 0.000% due 09/22/2005 valued at $246,443. Repurchase proceeds are $275,018.)		275,000	275,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $27,174 and U.S. Treasury Strips 0.000% due 05/15/2019-11/15/2021 valued at $1,509,585. Repurchase proceeds are $1,500,105.)		1,500,000	1,500,000

			1,775,000

French Treasury Bill 2.0%

0.000% due 06/16/2005	EC	212,970	274,894

Spanish Treasury Bill 0.4%

0.000% due 06/17/2005		39,380	50,837

U.S. Treasury Bills 0.4%

2.688% due 05/05/2005-06/16/2005 (e)(f)(h)		$55,455	55,151

Total Short-Term Instruments (Cost $9,395,762)			9,393,779

Total Investments (g) 104.9% (Cost $14,401,881)			$14,370,890

Other Assets and Liabilities (Net) (4.9%)			(667,895)

Net Assets 100.0%			$13,702,995

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $3,241 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $168,382 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $46,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	17,939	$(30,572)
Eurodollar September Long Futures	09/2005	28,644	(55,981)
Eurodollar December Long Futures	12/2005	11,165	(20,668)
U.S. Treasury 10-Year Note Long Futures	06/2005	400	(369)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	375	161

			$(107,429)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	83,600	$(3,860)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	135,100	13,855

							$9,995

84  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	(93)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	(28)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	(202)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	(113)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	51
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	44
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	(98)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	71

						$(334)

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	04/2005	$129	$0	$129
Buy		9,247	05/2005	0	(85)	(85)
Buy		10,217	06/2005	81	0	81
Buy		80,549	09/2005	7	(79)	(72)
Buy	CP	2,143,515	05/2005	0	(103)	(103)
Buy		2,060,468	06/2005	25	0	25
Buy		473,220	08/2005	0	(6)	(6)
Buy	EC	267,388	04/2005	1,097	(369)	728
Sell		336,60	04/2005	12,421	(26)	12,395
Sell		212,970	06/2005	0	(1,113)	(1,113)
Buy	H$	23,839	04/2005	0	(14)	(14)
Buy	JY	5,460,601	04/2005	0	(1,052)	(1,052)
Buy	KW	3,553,821	04/2005	58	0	58
Buy		3,621,900	05/2005	38	0	38
Buy		4,012,000	06/2005	0	(58)	(58)
Buy	MP	33,220	05/2005	0	(14)	(14)
Buy		38,118	06/2005	21	0	21
Buy	PN	10,696	05/2005	6	0	6
Buy		11,829	06/2005	0	(3)	(3)
Buy	PZ	11,309	05/2005	0	(86)	(86)
Buy		11,308	06/2005	0	(60)	(60)
Buy	RP	232,994	06/2005	0	(47)	(47)
Buy	RR	88,109	04/2005	29	0	29
Buy		88,672	05/2005	2	0	2
Buy		103,621	06/2005	0	(48)	(48)
Buy	S$	5,168	04/2005	0	(39)	(39)
Buy		5,288	05/2005	0	(22)	(22)
Buy		5,797	06/2005	0	(60)	(60)
Buy	SV	101,262	05/2005	0	(93)	(93)
Buy		113,662	06/2005	0	(73)	(73)
Buy	T$	103,010	05/2005	2	0	2
Buy		112,914	06/2005	0	(144)	(144)

				$13,916	$(3,594)	$10,322

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  85

Schedule of Investments

Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.3%

Banking & Finance 0.3%

General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)	$1,000	$979

Total Corporate Bonds & Notes (Cost $976)		979

MUNICIPAL BONDS & NOTES 97.4%

Alabama 1.8%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,432
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,484

		5,916

Alaska 0.8%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540	542
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2008	2,000	1,771
Valdez, Alaska Marine Terminal Revenue Bonds, Series 1985
2.220% due 10/01/2025 (a)	420	420

		2,733

Arizona 1.7%

Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,247
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
10.516% due 07/01/2015 (a)	667	826
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	150	153
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,289

		5,515

California 4.3%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355	359
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,635
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
14.925% due 07/01/2011 (a)	4,000	5,692
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,555
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	362
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,354
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	364
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	357
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	171
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,012

		13,861

Colorado 1.0%

Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	110	113
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	50	51
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	80	80
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,431
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,405

		3,080

Connecticut 2.8%

Connecticut State General Obligation Bonds, Series 2001
8.100% due 06/15/2010 (a)	5,000	6,138
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.510% due 01/15/2011 (a)	2,500	2,903

		9,041

Florida 4.1%

Florida State General Obligation Bonds, Series 2004
7.450% due 07/01/2011 (a)	3,103	3,627
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,706
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	333
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,279
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500	506
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	954

		13,405

Georgia 0.8%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,378
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	226
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000	1,101

		2,705

Hawaii 0.5%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	410	411
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,078

		1,489

Illinois 10.3%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	468
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,122
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	247
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,039
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,000	1,771
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300	2,483
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,328
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	94
0.000% due 12/01/2012	135	97
0.000% due 12/01/2014	255	165
0.000% due 12/01/2015	1,885	1,159
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	444

86  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	$2,000	$2,032
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	819
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,697
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	3,000	3,231
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,189
Lake Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,978
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,108
9.000% due 02/01/2009	650	779
9.000% due 02/01/2011	690	878
9.000% due 02/01/2012	1,065	1,389
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	828

		33,345

Indiana 3.8%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,484
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	300
4.400% due 01/15/2012	170	176
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	218
4.750% due 07/15/2009	200	212
4.750% due 01/15/2015	235	244
4.850% due 01/15/2016	295	307
5.000% due 07/15/2010	180	194
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	818
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,643
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,181
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	4,000	4,305
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	434
5.200% due 02/01/2012	230	247
5.500% due 02/01/2015	180	196

		12,156

Kentucky 1.0%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,163

Louisiana 2.4%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	225	240
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
7.450% due 04/01/2019 (a)	2,850	3,199
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	989
8.033% due 11/15/2031 (a)	3,500	3,411

		7,839

Massachusetts 0.7%

Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	55	55
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	412
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	216
4.800% due 11/01/2008	90	93
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	559
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
1.253% due 01/01/2017 (a)	1,000	1,087

		2,422

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,842
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,087
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,537
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	56
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,086
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	815

		9,423

Minnesota 0.5%

Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	402
5.400% due 07/20/2028	1,265	1,293

		1,695

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,278

Missouri 1.0%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
7.450% due 02/01/2010 (a)	1,793	2,060
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	387
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	725	761

		3,208

Nevada 0.5%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015 (a)	870	1,093
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
2.220% due 06/15/2021 (a)	400	400

		1,493

New Jersey 9.4%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	3,500	3,529
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,152
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,786
6.375% due 04/01/2031	10,000	11,908
6.500% due 04/01/2031	2,115	2,399
6.800% due 04/01/2018 (a)	250	285
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,184
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	576
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,076
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,593

		30,492

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  87

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
New Mexico 1.9%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
7.450% due 06/15/2012 (a)	$5,000	$5,840
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	315

		6,155

New York 7.6%

New York City, New York Residual Bonds, (MBIA Insured), Series 2004-992
5.250% due 11/01/2015 (a)	667	845
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	5,275	5,665
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,082
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,888
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,261
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,264
New York, New York General Obligation Bonds, Series 1993-E2
2.290% due 08/01/2020 (a)	3,000	3,000
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,688

		24,693

North Carolina 1.8%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	584
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,088
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,283

		5,955

Ohio 3.9%

Ohio State General Obligation Bonds, Series 2004
7.760% due 05/01/2011 (a)	2,500	2,904
7.810% due 06/15/2011 (a)	3,910	4,544
Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,098
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,223
5.375% due 12/01/2021	1,750	1,945

		12,714

Oklahoma 1.6%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,504
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	2,765	541

		5,045

Oregon 0.3%

Lane County, Oregon School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2010	1,000	1,076

Pennsylvania 0.3%

Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	102
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	760

		862

Puerto Rico 0.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	834
6.000% due 07/01/2026	150	169

		1,003

Rhode Island 2.6%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,308
6.250% due 06/01/2042	6,025	6,048

		8,356

South Carolina 1.0%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,103
South Carolina State General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,280

		3,383

Tennessee 3.8%

Clarksville, Tennesse Public Building Authority Revenue Bonds, Series 2003
2.300% due 01/01/2033 (a)	270	270
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.450% due 12/01/2010 (a)	7,050	8,081
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,024
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,038
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,080
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	771

		12,264

Texas 9.3%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,992
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	796
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,617
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	261
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
7.390% due 07/01/2025 (a)	2,500	2,538
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	835
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	377
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,090
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,825
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	477
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,101
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	267
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,822
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	817
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,029
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,072
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,100

88  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	$225	$234
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,343
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,528

		30,121

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,616

Virginia 1.0%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,054
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,051
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,020

		3,125

Washington 4.1%

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,768
Walla Walla County, Washington School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,321
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,082
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,156

		13,327

West Virginia 0.8%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,711

Wisconsin 5.6%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,541
5.000% due 10/01/2019	1,040	1,128
Polk County, Wisconsin General Obligation Bonds, (XLCA Insured), Series 2005
5.000% due 12/01/2015	1,175	1,268
5.000% due 12/01/2016	2,620	2,834
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	389
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,345	2,413
4.700% due 11/01/2012	1,495	1,538
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.450% due 05/01/2010 (a)	2,500	2,917
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,309

		18,077

Total Municipal Bonds & Notes (Cost $307,479)		315,742

SHORT-TERM INSTRUMENTS 0.9%

Repurchase Agreement 0.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $459. Repurchase proceeds are $446.)	446	446

U.S. Treasury Bills 0.8%

2.592% due 05/05/2005-06/16/2005 (c)(d)(e)	2,650	2,641

Total Short-Term Instruments (Cost $3,087)		3,087

Total Investments 98.6% (Cost $311,542)		$319,808

Written Options (g) (0.1%) (Premiums $323)		(435)

Other Assets and Liabilities (Net) 1.5%		4,820

Net Assets 100.0%		$324,193

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  89

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2005

(e)	Securities with an aggregate market value of $2,392 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Municipal Bond Index June Long Futures	06/2005	4	$(1)
U.S. Treasury 10-Year Note Long Futures	06/2005	3	1

			$0

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$1,539
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	32,300	(250)

						$1,289

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	284	$323	$435

90  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.1%

Arkansas 1.1%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$250	$259

New York 87.5%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	161
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	517
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	539
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,078
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	280
New York City, New York General Obligation Bonds, Series 1993-E5
2.250% due 08/01/2017 (a)	200	200
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	248
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	250
New York City, New York Industrial Development Agency Revenue Bonds, (Bank of America Insured), Series 2004
2.320% due 11/01/2039 (a)	100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
2.290% due 06/15/2033 (a)	400	400
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.240% due 06/15/2022 (a)	200	200
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series 2003-F2
2.290% due 06/15/2035 (a)	150	150
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.320% due 11/01/2022 (a)	350	350
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	557
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	545
5.250% due 11/01/2011	600	657
5.250% due 02/01/2029 (a)	500	537
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	424
New York Metropolitan Transportation Authority General Obligation Bonds, (XLCA Insured), Series 2004-A4
2.270% due 11/01/2034 (a)	600	600
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	289
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	158
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	491
5.500% due 07/01/2030	200	205
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.930% due 08/15/2022 (a)	250	259
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	543
5.000% due 10/01/2030	750	770
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271
New York State Dormitory Authority Revenue Bonds, Series 1990
2.290% due 07/01/2025 (a)	700	700
New York State Dormitory Authority Revenue Bonds, Series 1997
2.280% due 07/01/2012 (a)	400	400
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	157
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	449
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	544
5.000% due 06/15/2014	400	431
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	104
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.200% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	159
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	366
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	268
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	546
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	544
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	532
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	549
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	263
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	539
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	551
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	752
5.400% due 07/15/2012	300	312

		19,651

Puerto Rico 6.7%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	112
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	570
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	226
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	603

		1,511

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  91

Schedule of Investments (Cont.)

New York Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Texas 0.6%

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	$120	$125

Virgin Islands 1.2%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	269

Total Municipal Bonds & Notes (Cost $21,555)		21,815

SHORT-TERM INSTRUMENTS 2.1%

Repurchase Agreement 1.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $274. Repurchase proceeds are $268.)	268	268

U.S. Treasury Bills 0.9%

2.668% due 05/05/2005-06/16/2005 (b)(c)	200	199

Total Short-Term Instruments (Cost $467)		467

Total Investments 99.2% (Cost $22,022)		$22,282

Written Options (d) (0.2%) (Premiums $31)		(41)

Other Assets and Liabilities (Net) 1.0%		220

Net Assets 100.0%		$22,461

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Long Futures	06/2005	5	$3

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	27	$31	$41

92  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Real Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 2.7%

Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,083
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,097
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,588
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	3,140	3,136
3.100% due 07/18/2005 (a)	27,750	27,700
7.600% due 08/01/2005	20,000	20,210
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	9,200	9,204
3.920% due 10/20/2005 (a)	15,000	14,968
3.695% due 05/18/2006 (a)	39,500	38,660
3.560% due 01/16/2007 (a)	18,400	17,640
6.125% due 08/28/2007	870	849
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	1,500	1,498
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	12,073
6.840% due 05/19/2008 (a)	1,500	1,561
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	57,550	59,365
6.060% due 07/03/2008 (a)	14,750	12,452
Pioneer 2002 Ltd.
10.510% due 06/15/2006 (a)	5,000	5,159
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,231
Residential Reinsurance Ltd.
7.810% due 06/01/2005 (a)	18,400	18,493
7.860% due 06/08/2006 (a)	17,600	17,184
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,851
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	50,200	50,195
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	30,200	30,256
Wachovia Corp.
7.550% due 08/18/2005	12,500	12,696

		385,149

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	1,087	1,096
Halliburton Co.
3.450% due 01/26/2007 (a)	8,530	8,530
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,595
8.625% due 02/01/2022	6,900	7,857
9.500% due 09/15/2027	14,850	18,265
SR Wind Ltd.
8.021% due 05/18/2005 (a)	2,000	2,009
8.521% due 05/18/2005 (a)	1,600	1,608
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,408

		64,368

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,057
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,491
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,800
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,956

		61,304

Total Corporate Bonds & Notes (Cost $508,306)		510,821

MUNICIPAL BONDS & NOTES 0.6%

California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,875
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,858
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,749
District of Columbia Tobacco Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,657
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,093
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,523
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,110	4,139
6.250% due 06/01/2033	25,000	25,671
6.625% due 06/01/2040	380	396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,193
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,129
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	866
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,368
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,151
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,124
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	754
6.125% due 06/01/2032	740	743
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,113
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	435	454

Total Municipal Bonds & Notes (Cost $80,157)		84,856

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
6.017% due 10/01/2031 (a)	1,503	1,523
Federal Housing Administration
7.430% due 12/01/2020	107	108
Freddie Mac
6.500% due 01/25/2028	100	104
7.000% due 10/15/2030	696	712
7.500% due 10/25/2043	21,227	22,816
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (c)	2,346	2,456
Housing Urban Development
5.530% due 08/01/2020	6,000	6,162

Total U.S. Government Agencies (Cost $33,995)		33,881

U.S. TREASURY OBLIGATIONS 108.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (d)(f)	1,233,472	1,295,292
3.625% due 01/15/2008	681,617	733,280
3.875% due 01/15/2009	1,472,946	1,624,828
4.250% due 01/15/2010	922,152	1,050,018
0.875% due 04/15/2010	98,302	96,188
3.500% due 01/15/2011	1,113,380	1,244,102
3.375% due 01/15/2012	67,061	75,284
3.000% due 07/15/2012	1,748,097	1,924,483
1.875% due 07/15/2013	704,757	717,265
2.000% due 01/15/2014	1,131,629	1,158,649
2.000% due 07/15/2014	1,361,886	1,391,491
1.625% due 01/15/2015	72,602	71,552
2.375% due 01/15/2025	872,623	938,895
3.625% due 04/15/2028	1,092,611	1,436,548
3.875% due 04/15/2029	1,103,028	1,517,272
3.375% due 04/15/2032	86,265	114,509
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	97

Total U.S. Treasury Obligations (Cost $15,014,733)		15,389,888

MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns Adjustable Rate Mortgage Trust
3.963% due 11/25/2030 (a)	953	951
4.747% due 01/25/2034 (a)	7,844	7,818
4.883% due 01/25/2034 (a)	5,277	5,271
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	748	755
Washington Mutual Mortgage Securities Corp.
3.433% due 02/27/2034 (a)	5,561	5,540

Total Mortgage-Backed Securities (Cost $20,535)		20,335

ASSET-BACKED SECURITIES 0.6%

Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	724	725
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	702	703
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)	23	23
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	2,673	2,674
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	1,407	1,409
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)	36,300	36,298
4.860% due 01/09/2006 (a)	30,700	30,649

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  93

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Residential Asset Securities Corp.
3.150% due 01/25/2034 (a)		$1,538	$1,543
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		6,533	6,538

Total Asset-Backed Securities (Cost $80,599)			80,562

SOVEREIGN ISSUES 1.3%

Republic of Brazil
3.063% due 04/15/2006 (a)		3,672	3,671
3.125% due 04/15/2009 (a)		3,230	3,161
11.000% due 01/11/2012		1,600	1,816
8.000% due 04/15/2014		48,576	48,396
11.000% due 08/17/2040		5,300	5,906
Russian Federation
10.000% due 06/26/2007		7,000	7,716
8.250% due 03/31/2010 (a)		23,800	25,694
5.000% due 03/31/2030 (a)		61,100	62,658
United Mexican States
6.375% due 01/16/2013		20,700	21,528
United Mexican States Value Recovery Rights
0.000% due 06/30/2005 (a)		718	10
0.000% due 06/30/2006 (a)		714	19

Total Sovereign Issues (Cost $77,449)			180,575

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.7%

Commonwealth of Canada
4.250% due 12/01/2021 (b)	C$	2,535	2,784
4.000% due 12/01/2031 (b)		9,794	11,349
3.000% due 12/01/2036 (b)		21,828	21,851
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	35,069
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,834
Pylon Ltd.
3.635% due 12/18/2008 (a)		20,750	27,710
6.035% due 12/18/2008 (a)		40,700	54,584
Republic of France
1.600% due 07/25/2011 (b)		6,127	8,214
2.250% due 07/25/2020 (b)		12,062	16,872
3.150% due 07/25/2032 (b)		43,707	73,491
5.750% due 10/25/2032		28,000	45,970
Republic of Germany
5.250% due 01/04/2011		42,500	61,139
6.250% due 01/04/2030		6,600	11,407
Republic of Italy
4.250% due 08/01/2014		1,700	2,306
2.150% due 09/15/2014 (b)		2,047	2,807

Total Foreign Currency-Denominated Issues (Cost $333,278)			386,387

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		279,300	15,519

Total Preferred Stock (Cost $13,965)			15,519

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.2%

Commercial Paper 2.1%

Fannie Mae
2.875% due 06/27/2005		$228,700	227,026
Freddie Mac
2.710% due 06/17/2005		18,590	18,471
General Motors Acceptance Corp.
2.916% due 04/05/2005		5,900	5,898
UBS Finance, Inc.
2.830% due 04/01/2005		44,000	44,000

			295,395

Repurchase Agreements 0.5%

Credit Suisse First Boston
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.650% due 06/16/2005 valued at $49,717 and U.S. Treasury Strips 0.000% due 02/15/2023 valued at $18,632. Repurchase proceeds are $67,004.)		67,000	67,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,263. Repurchase proceeds are $7,120.)		7,120	7,120

			74,120

U.S. Treasury Bills 0.6%

2.624% due 05/05/2005-06/16/2005 (c)(f)		86,595	86,200

Total Short-Term Instruments (Cost $455,840)			455,715

Total Investments (e) 120.8% (Cost $16,729,287)			$17,158,539

Written Options (h) (0.0%) (Premiums $8,091)			(1,612)

Other Assets and Liabilities (Net) (20.8%)			(2,957,357)

Net Assets 100.0%			$14,199,570

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	The average amount of borrowings outstanding during the period ended March 31, 2005 was $130,207 at a weighted average interest rate of 1.62%. On March 31, 2005, securities valued at $131,823 were pledged as collateral for reverse repurchase agreements.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $135,311 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $32,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	2,437	$(4,642)
Euro-Bund 10-Year Note Long Futures	06/2005	995	1,376
U.S. Treasury 5-Year Note Short Futures	06/2005	2,456	(1,165)
U.S. Treasury 10-Year Note Long Futures	06/2005	20,892	(2,900)
U.S. Treasury 30-Year Bond Long Futures	06/2005	2,281	644

			$(6,687)

94  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$99
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	123
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	156
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	132
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	13,492
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		98,200	6,034
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	112
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		83,500	5,748
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	144
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	800
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	210
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$637,200	9,868
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	06/15/2007		350,000	3,939
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,000	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		3,900	51
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		9,000	188
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		591,100	13,011
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		116,600	1,737
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		1,536,000	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		273,700	5,754
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		372,300	9,317
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005		10,000	(293)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		618,850	(1,192)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		766,600	13,230

							$82,749

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	$2,000	$1
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	Fannie Mae 5.375% due 11/15/2011	Sell	0.200%	05/03/2005	80,000	36

						$37

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	1,790	$273	$56
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	3,466	644	271
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	5,256	1,479	1,067

				$2,396	$1,394

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	$200,000	$2,815	$202
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	16

						$5,695	$218

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  95

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2005

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.250	08/15/2007	$127,800	$126,118	$126,515
U.S. Treasury Note	3.125	09/15/2008	177,200	172,106	171,862
U.S. Treasury Note	4.000	11/15/2012	44,000	42,969	43,229
U.S. Treasury Note	3.625	05/15/2013	21,600	20,508	20,531
U.S. Treasury Note	4.250	08/15/2013	155,000	152,899	152,669
U.S. Treasury Note	4.750	05/15/2014	315,400	321,412	324,038

				$836,012	$838,844

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	35,786	04/2005	$118	$0	$118
Buy	EC	35,710	04/2005	68	0	68
Sell		282,314	04/2005	8,246	(70)	8,176
Buy	JY	15,995,080	04/2005	0	(3,082)	(3,082)
Sell	N$	48,184	04/2005	1,160	0	1,160
Buy	PZ	4,734	06/2005	0	(25)	(25)
Buy	RR	40,472	06/2005	0	(19)	(19)
Buy	SV	43,357	06/2005	0	(28)	(28)

				$9,592	$(3,224)	$6,368

96  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.0%

Banking & Finance 0.3%

General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		$200	$200
3.560% due 01/16/2007 (a)		1,200	1,151
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		300	300

			1,651

Industrials 0.7%

DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)		3,200	3,206

Total Corporate Bonds & Notes (Cost $4,892)			4,857

MUNICIPAL BONDS & NOTES 0.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	503
6.125% due 06/01/2032		400	401

Total Municipal Bonds & Notes (Cost $786)			904

U.S. TREASURY OBLIGATIONS 104.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		7,462	7,836
3.625% due 01/15/2008		8,616	9,269
3.875% due 01/15/2009		12,906	14,237
4.250% due 01/15/2010		5,214	5,936
3.500% due 01/15/2011		21,474	23,995
3.000% due 07/15/2012		52,709	58,028
1.875% due 07/15/2013		16,300	16,590
2.000% due 01/15/2014		25,955	26,575
2.000% due 07/15/2014		120,167	122,779
1.625% due 01/15/2015		599	591
2.375% due 01/15/2025		67,981	73,144
3.625% due 04/15/2028		47,749	62,779
3.875% due 04/15/2029		44,194	60,791
3.375% due 04/15/2032		1,074	1,426

Total U.S. Treasury Obligations (Cost $477,447)			483,976

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
5.856% due 01/01/2006 (a)		300	300
4.860% due 01/09/2006 (a)		300	300
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		132	132

Total Asset-Backed Securities (Cost $732)			732

SOVEREIGN ISSUES 1.0%

Republic of Brazil
11.000% due 01/11/2012		1,100	1,248
3.125% due 04/15/2012 (a)		265	250
8.000% due 04/15/2014		557	555
Russian Federation
8.250% due 03/31/2010		500	540
5.000% due 03/31/2030 (a)		1,800	1,846

Total Sovereign Issues (Cost $4,487)			4,439

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.3%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	204	205
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Republic of France
3.000% due 07/25/2012 (b)		1,743	2,552
5.750% due 10/25/2032		700	1,149
Republic of Germany
6.250% due 01/04/2030		500	864
Republic of Italy
2.150% due 09/15/2014 (b)		512	702

Total Foreign Currency-Denominated Issues (Cost $6,406)			6,293

SHORT-TERM INSTRUMENTS 7.4%

Commercial Paper 6.1%

Freddie Mac
2.376% due 04/01/2005		10,600	10,600
General Electric Capital Corp.
2.970% due 06/20/2005		8,000	7,946
UBS Finance, Inc.
3.020% due 07/22/2005		9,600	9,508

			28,054

Repurchase Agreement 0.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $1,163. Repurchase proceeds are $1,139.)		1,139	1,139

U.S. Treasury Bills 1.1%

2.618% due 05/05/2005-06/16/2005 (c)(d)(e) 5,350			5,325

Total Short-Term Instruments (Cost $34,523)			34,518

Total Investments 115.5% (Cost $529,273)			$535,719

Written Options (g) (0.0%) (Premiums $80)			(49)

Other Assets and Liabilities (Net) (15.5%)			(72,025)

Net Assets 100.0%			$463,645

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $2,240 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  97

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

March 31, 2005

(e)	Securities with an aggregate market value of $1,044 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	62	$(120)
Euro-Bund 10-Year Note Long Futures	06/2005	44	46
U.S. Treasury 10-Year Note Long Futures	06/2005	382	17
U.S. Treasury 30-Year Bond Long Futures	06/2005	144	148

			$91

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$15
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	345
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$16,800	277
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		11,200	295
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,300	64
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,300	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		14,100	431
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,000	109

							$1,563

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$0
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0

						$0

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a specified spread	08/31/2005	38,839	$(2,322)
Credit Suisse First Boston	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a specified spread	11/02/2005	86,113	(4,454)

					$(6,776)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	38	$6	$1
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	142	30	11
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	180	44	37

				$80	$49

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$8,200	$8,076	$8,127

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	C$	12,313	04/2005	$0	$(71)	$(71)
Sell		12,319	04/2005	41	0	41
Buy	EC	893	04/2005	2	0	2
Sell		4,778	04/2005	97	(1)	96
Buy	JY	276,883	04/2005	0	(53)	(53)
Buy	PZ	130	06/2005	0	(1)	(1)
Buy	RR	1,124	06/2005	0	(1)	(1)
Buy	SV	1,172	06/2005	0	(1)	(1)

				$140	$(128)	$12

98  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

Banking & Finance 1.0%

General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)	$4,000	$3,915

Total Corporate Bonds & Notes (Cost $3,906)		3,915

MUNICIPAL BONDS & NOTES 96.5%

Alabama 1.5%

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,155
5.250% due 01/01/2013	4,350	4,673

		5,828

Alaska 1.1%

North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,203
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	698
0.000% due 06/30/2007	2,500	2,324

		4,225

Arizona 3.5%

Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,378
5.000% due 08/01/2012	2,305	2,500
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.916% due 07/01/2015 (a)	1,000	1,239
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,242
Tucson, Arizona Water Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 07/01/2009	2,290	2,494
University of Arizona Certificates of Participation Bonds, (AMBAC Insured), Series 2004
5.250% due 06/01/2008	2,075	2,211

		14,064

Arkansas 1.4%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	5,500	5,694

California 4.7%

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,705
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,002
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	10,515	10,589
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	899
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,586

		18,781

Colorado 1.6%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,383

Connecticut 0.2%

New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	569

		709

Florida 3.5%

Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	1,998
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	689
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	973
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,267
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
8.000% due 12/01/2017 (a)	500	544
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	330	349
Orlando, Florida Utilities Commission Revenue Bonds, Series 2004
5.250% due 07/01/2009	5,000	5,399
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.799% due 10/01/2015 (a)	750	758

		13,977

Georgia 0.3%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,172

Illinois 7.5%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,414
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,500	2,213
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	528
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,244
Chicago, Illinois Tax Increment Tax Allocation Bonds, (AMBAC Insured), Series 2000-A
0.000% due 12/01/2008	10,000	8,821
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
6.500% due 11/15/2009	3,750	4,259
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	300	305
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,084
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	189
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,186
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,323
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	679
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,460
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,217
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,067
0.000% due 10/01/2010	15	12

		30,001

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	382

Massachusetts 4.9%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
1.407% due 07/01/2020 (a)	7,005	7,055
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	10	10
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,423
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,073

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  99

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	$1,500	$1,711
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,075
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,057
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
2.367% due 01/01/2016 (a)	3,200	3,466
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,916

		19,786

Michigan 7.6%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,038
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,566
5.250% due 06/01/2010	5,000	5,421
Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2009	2,500	2,684
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,689
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.250% due 05/15/2009	1,000	1,080
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,137
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,578
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,439

		30,632

Minnesota 0.7%

Minnesota State General Obligation Bonds, Series 2004
7.450% due 10/01/2009 (a)	2,500	2,876

Missouri 0.4%

Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,635

Nebraska 1.4%

Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,685
University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,116

		5,801

Nevada 0.4%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
9.914% due 12/01/2015 (a)	1,303	1,636

New Jersey 3.9%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	595
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,076
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,540
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,371
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	5,803
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,166

		15,551

New Mexico 0.9%

New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,510

New York 12.7%

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998-H
5.250% due 08/01/2010	2,505	2,690
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
10.706% due 11/01/2015 (a)	1,000	1,267
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,645
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	8,073
5.000% due 11/01/2011	1,400	1,512
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,077
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,766
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	897
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,142
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	542
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,241
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,229
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,632
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,176
Tobacco Settlement Financing Corp., New York Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,114
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,005
5.400% due 07/15/2012	1,700	1,766

		50,774

North Carolina 0.3%

North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,088

Ohio 4.0%

Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,857
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,105
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,502
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,519
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,162

		16,145

Oklahoma 1.7%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	106
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,481

100  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	$175	$180

		6,767

Pennsylvania 0.4%

Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	141
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	540
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,084

		1,765

Puerto Rico 1.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	278
Puerto Rico Commonwealth General Obligation Bonds, Series 2003
5.000% due 07/01/2018 (a)	2,000	2,099
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,790

		5,167

South Carolina 2.5%

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,552
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,561

		10,113

Tennessee 1.9%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.450% due 12/01/2010 (a)	6,300	7,221
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	409

		7,630

Texas 10.3%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,149
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,641
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,708
Harris County, Texas Flood Control District General Obligation Bonds, Series 2004-A
5.000% due 10/01/2011	5,005	5,392
Harris County, Texas General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,133
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,119
6.800% due 12/15/2011	3,000	3,547
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	408
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	445
North East Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/01/2033 (a)	4,875	5,056
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	789
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,069
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,143
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
4.000% due 06/01/2008	1,450	1,486
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	733
University of Texas, University Revenue Bonds, Series 2005
5.250% due 08/15/2013 (a)	4,678	5,599

		41,417

Utah 1.3%

Utah State General Obligation Bonds, Series 2004
5.000% due 07/01/2010	5,000	5,403

Virginia 1.5%

Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,115
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,057

		6,172

Washington 9.0%

Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,420
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,664
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,574
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,466
5.000% due 06/01/2013	6,955	7,545
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,127
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,538
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,059
Washington State Public Power Supply System Revenue Bonds, Series 1994
6.000% due 07/01/2007	2,750	2,923
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,630

		35,946

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	145

Wisconsin 4.0%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,304
5.500% due 06/01/2005	5,635	5,656
Polk County, Wisconsin General Obligation Bonds, (XLCA Insured), Series 2005
5.000% due 12/01/2014	2,090	2,259
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2009	240	245
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,050	1,072
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,250
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,066

		15,852

Total Municipal Bonds & Notes (Cost $390,656)		387,027

SHORT-TERM INSTRUMENTS 2.8%

Repurchase Agreement 2.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $8,596. Repurchase proceeds are $8,424.)	8,423	8,423

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  101

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 0.7%

2.701% due 05/05/2005-06/16/2005 (b)	$2,907	$2,892

Total Short-Term Instruments (Cost $11,316)		11,315

Total Investments 100.3% (Cost $405,878)		$402,257

Written Options (d) (0.1%) (Premiums $248)		(334)

Other Assets and Liabilities (Net) (0.2%)		(693)

Net Assets 100.0%		$401,230

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$29,300	$372
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	145,200	255

						$627

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	218	$248	$334

102  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Short-Term Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.8%

Banking & Finance 6.5%

AIG SunAmerica Global Financing XI
3.010% due 05/23/2005 (a)	$11,300	$11,299
Associates Corp. of North America
6.260% due 02/15/2006	830	847
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,237
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	4,600	4,598
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	34,910	35,248
Ford Motor Credit Co.
2.897% due 04/28/2005 (a)	9,800	9,796
6.875% due 02/01/2006	19,585	19,855
General Electric Capital Corp.
8.850% due 04/01/2005	5,675	5,675
2.870% due 05/12/2005	15,000	14,997
7.500% due 05/15/2005	3,630	3,648
General Motors Acceptance Corp.
5.250% due 05/16/2005	10,500	10,520
4.750% due 05/19/2005 (a)	300	300
7.500% due 07/15/2005	800	807
3.920% due 10/20/2005 (a)	3,460	3,453
6.750% due 01/15/2006	15,350	15,460
3.695% due 05/18/2006 (a)	1,325	1,297
4.500% due 07/15/2006	530	517
6.125% due 09/15/2006	3,182	3,168
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	42,010	42,017
GP Canada Finance Co.
7.200% due 12/15/2006	200	209
HBOS Treasury Services PLC
2.770% due 07/29/2005 (a)	1,500	1,500
Household Finance Corp.
6.700% due 11/13/2005 (a)	10,500	10,680
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	22,000	21,934
National Australia Bank Ltd.
2.794% due 05/15/2005	25,000	25,036
Premium Asset Trust
2.870% due 10/06/2005 (a)	500	500
SLM Corp.
2.820% due 01/25/2007	870	872
USAA Capital Corp.
7.050% due 11/08/2006	445	466
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	23,500	23,498
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,000	3,006

		275,440

Industrials 4.7%

American Standard, Inc.
7.375% due 04/15/2005	3,085	3,088
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	715	716
Caesars Entertainment, Inc.
7.875% due 12/15/2005	4,884	5,000
8.500% due 11/15/2006	3,500	3,697
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005	200	204
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	10,658	10,749
3.470% due 05/24/2006 (a)	5,000	5,022
3.770% due 08/08/2006 (a)	400	404
3.450% due 09/10/2007 (a)	22,000	22,042
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,068
Duke Energy Field Services LLC
7.500% due 08/16/2005	1,320	1,339
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,214
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,050
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	6,611	6,760
HCA, Inc.
6.910% due 06/15/2005	20,830	21,064
7.125% due 06/01/2006	2,800	2,895
ITT Corp.
6.750% due 11/15/2005	7,450	7,543
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,125
Lear Corp.
7.960% due 05/15/2005	1,400	1,407
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,093
Mallinckrodt, Inc.
6.750% due 09/15/2005	3,000	3,031
MCI, Inc.
6.608% due 05/01/2007	462	471
7.688% due 05/01/2009	462	482
8.735% due 05/01/2014	396	437
Mirage Resorts, Inc.
7.250% due 10/15/2006	1,500	1,556
News America Holdings
7.430% due 10/01/2026	18,500	21,338
Pioneer Natural Resources Co.
8.875% due 04/15/2005	10,662	10,678
PP&L Capital Funding, Inc.
7.750% due 04/15/2005	3,075	3,079
Procter & Gamble Co.
4.000% due 04/30/2005	1,000	999
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,442
6.875% due 02/15/2006	4,925	5,075
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,849
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,500	2,500
Tyco International Group S.A.
6.375% due 06/15/2005	16,620	16,706
6.375% due 02/15/2006	1,200	1,221
United Airlines, Inc.
2.630% due 03/02/2049 (a)(c)	7,867	7,270

		198,614

Utilities 3.6%

Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,363
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,600	14,607
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,095
Dominion Resources, Inc.
7.625% due 07/15/2005	8,260	8,361
3.094% due 05/15/2006 (a)	3,000	3,008
Duke Energy Corp.
3.409% due 12/08/2005 (a)	1,200	1,201
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,472
GPU, Inc.
7.700% due 12/01/2005	150	153
Nisource Finance Corp.
7.625% due 11/15/2005	15,000	15,347
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,224
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	880	883
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,496
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,521
PSI Energy, Inc.
6.500% due 08/01/2026	1,300	1,312
Qwest Corp.
6.625% due 09/15/2005	8,100	8,181
SBC Communications, Inc.
4.206% due 06/05/2021	27,480	27,528
Southern California Edison Co.
2.930% due 01/13/2006 (a)	2,500	2,505
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,395
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	7,500	7,501
Virginia Electric & Power Co.
5.750% due 03/31/2006	4,620	4,699

		152,852

Total Corporate Bonds & Notes (Cost $628,667)		626,906

U.S. GOVERNMENT AGENCIES 19.5%

Fannie Mae
1.300% due 04/19/2005	115,000	114,901
2.430% due 10/03/2005 (a)	1,200	1,200
2.500% due 06/28/2006	500	492
2.690% due 09/15/2005 (a)	40,000	39,991
2.745% due 05/22/2006 (a)	20,900	20,888
2.820% due 09/06/2005 (a)	19,100	19,095
2.825% due 09/07/2006 (a)	252,000	251,960
2.925% due 09/21/2006-09/22/2006 (a)(e)	53,400	53,376
3.000% due 08/25/2034 (a)	9,294	9,287
3.050% due 11/26/2032 (a)	4,139	4,139
3.300% due 10/25/2030 (a)	19	19
3.360% due 02/01/2018 (a)	41	42
3.368% due 05/01/2021-04/01/2029 (a)(e)	483	491
3.399% due 01/01/2029 (a)	58	59
3.450% due 10/25/2017 (a)	752	760
3.500% due 04/25/2017	4,734	4,711
3.702% due 07/01/2034	170	169
3.793% due 06/01/2034	113	112
3.802% due 05/01/2036 (a)	27,703	28,247
3.970% due 08/01/2026 (a)	50	51
4.057% due 11/01/2025 (a)	33	34
4.102% due 07/01/2029 (a)	691	706
4.107% due 08/01/2029 (a)	4,954	5,112
4.198% due 05/01/2036 (a)	505	517
4.375% due 10/01/2023	40	41
5.000% due 05/12/2035	2,000	1,950
5.266% due 12/01/2040 (a)	2,040	2,102
5.473% due 01/01/2032 (a)	1,960	1,988
6.000% due 02/25/2008	42	43
6.500% due 10/25/2023 (b)	117	12
6.500% due 05/01/2021-10/25/2042 (e)	2,663	2,709
7.000% due 03/01/2013	106	112
9.020% due 06/25/2032 (a)	1,694	1,802
Federal Home Loan Bank
1.500% due 05/09/2005	100,000	99,842
2.619% due 10/03/2005	35,000	34,998
2.880% due 06/13/2006	33,700	33,695
3.250% due 08/15/2005	35,000	35,030
Federal Housing Administration
7.350% due 04/01/2019	726	728
7.430% due 09/01/2022	98	99
7.435% due 02/01/2019	323	326
Freddie Mac
2.725% due 11/07/2005 (a)	5,000	5,002
3.000% due 11/15/2017	448	445
3.210% due 06/15/2031 (a)	1,026	1,030
3.625% due 08/01/2017 (a)	191	192
4.000% due 09/22/2009	8,500	8,284
6.500% due 07/25/2043	726	752
7.000% due 05/15/2023 (b)	10	0

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  103

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Government National Mortgage Association
3.000% due 02/20/2032 (a)	$3,118	$3,152
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,087	3,121
3.320% due 02/16/2030 (a)	132	133
3.375% due 05/20/2021-05/20/2030 (a)(e)	14,926	15,151
3.500% due 08/20/2029-09/20/2029 (a)(e)	8,985	9,076
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,319	1,336
4.000% due 02/20/2019 (a)	45	45
4.125% due 10/20/2017-10/20/2027 (a)(e)	2,273	2,313
6.000% due 01/15/2032-03/15/2032 (a)(e)	3,673	3,784
7.500% due 02/20/2030	424	444
8.000% due 07/15/2030-05/15/2032 (a)(e)	474	511
8.500% due 06/20/2027	491	533
Small Business Administration
7.540% due 08/10/2009	361	385

Total U.S. Government Agencies (Cost $827,364)		827,525

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	120	127
3.625% due 01/15/2008	68,128	73,292
3.875% due 01/15/2009	7,348	8,106
3.500% due 01/15/2011	438	490
U.S. Treasury Bond
10.000% due 05/15/2010	19,505	19,674
U.S. Treasury Notes
1.625% due 04/30/2005	7,600	7,595
1.125% due 06/30/2005	8,000	7,971

Total U.S. Treasury Obligations (Cost $117,874)		117,255

MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	5,700	5,707
Bank of America Mortgage Securities, Inc.
6.513% due 07/25/2032 (a)	778	790
5.579% due 10/20/2032 (a)	4,337	4,373
6.500% due 02/25/2033	2,740	2,794
Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)	367	367
3.130% due 02/25/2034 (a)	4,785	4,803
Commercial Mortgage Pass-Through Certificates
3.060% due 03/15/2020 (a)	4,690	4,691
Countrywide Home Loans, Inc.
6.174% due 07/19/2031 (a)	49	50
4.964% due 09/19/2032 (a)	947	943
3.120% due 04/25/2034 (a)	741	735
CS First Boston Mortgage Securities Corp.
2.456% due 03/25/2032 (a)	350	351
3.240% due 05/25/2032 (a)	1,283	1,280
3.400% due 08/25/2033 (a)	14,479	14,335
Fieldstone Mortgage Investment Corp.
3.070% due 11/25/2033	5,894	5,901
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	1,962	1,966
3.160% due 11/15/2031 (a)	1,676	1,691
3.110% due 08/15/2032 (a)	23,948	23,963
Greenwich Capital Acceptance, Inc.
2.663% due 06/25/2024 (a)	62	62
GSRPM Mortgage Loan Trust
3.250% due 11/25/2031 (a)	10,344	10,379
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	6,000	6,003
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)	21	21
6.701% due 01/25/2032 (a)	36	36
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,399	2,384
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	9,354	9,438
3.250% due 12/15/2030 (a)	6,900	6,912
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	176	181
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	644	662
SACO I, Inc.
3.040% due 07/25/2019 (a)	1,953	1,929
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (b)	303,294	2,808
Sequoia Mortgage Trust
3.230% due 10/20/2027 (a)	11,468	11,516
3.190% due 06/20/2032 (a)	544	544
3.200% due 07/20/2033 (a)	13,507	13,442
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	642	639
3.200% due 03/19/2033 (a)	8,303	8,321
Structured Asset Securities Corp.
7.000% due 11/25/2031	30	30
6.127% due 02/25/2032 (a)	910	924
3.350% due 07/25/2032 (a)	3,934	3,943
6.150% due 07/25/2032 (a)	3,029	3,043
3.140% due 01/25/2033 (a)	2,430	2,441
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	188	189
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	14,291	14,286
5.131% due 10/25/2032 (a)	3,177	3,213
5.389% due 02/25/2033 (a)	1,865	1,873
3.422% due 06/25/2042 (a)	10,872	10,979

Total Mortgage-Backed Securities (Cost $191,007)		190,938

ASSET-BACKED SECURITIES 4.7%

Advanta Revolving Home Equity Loan Trust
3.220% due 01/25/2024 (a)	32	32
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)	804	807
3.260% due 03/25/2033 (a)	721	725
3.330% due 02/25/2034 (a)	1,275	1,276
3.410% due 06/25/2034 (a)	7,473	7,499
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (a)	1,681	1,686
3.140% due 07/25/2032 (a)	57	57
3.200% due 08/25/2032 (a)	526	528
Argent Securities, Inc.
3.300% due 09/25/2033 (a)	1,793	1,804
3.030% due 11/25/2034 (a)	1,016	1,016
Bear Stearns Asset-Backed Securities, Inc.
3.030% due 04/25/2023 (a)	229	230
3.180% due 10/25/2032 (a)	1,996	2,000
3.300% due 07/25/2033 (a)	6,066	6,079
3.050% due 06/15/2043 (a)	176	177
Brazos Student Finance Corp.
3.740% due 06/01/2023 (a)	6,182	6,246
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	1,153	1,153
Centex Home Equity
3.110% due 04/25/2032 (a)	435	436
3.150% due 09/26/2033 (a)	2,875	2,881
Chase Credit Card Master Trust
2.940% due 01/15/2008 (a)	1,300	1,302
Chase Funding Loan Acquisition Trust
3.090% due 07/25/2030 (a)	2,136	2,138
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	221	221
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	6	6
3.160% due 05/25/2033 (a)	2,141	2,145
Countrywide Asset-Backed Certificates
3.644% due 10/25/2017 (a)	2,069	2,066
3.020% due 12/25/2018 (a)	444	445
3.040% due 09/25/2021 (a)	8,818	8,819
3.040% due 10/25/2021 (a)	963	964
2.990% due 09/25/2022 (a)	533	534
3.000% due 10/25/2023 (a)	360	361
3.090% due 12/25/2031 (a)	162	162
3.220% due 05/25/2032 (a)	860	861
3.000% due 12/25/2034 (a)	653	654
3.000% due 04/25/2035 (a)	19,471	19,487
2.940% due 08/25/2035 (a)	4,300	4,289
3.030% due 11/25/2035 (a)	1,240	1,241
Countrywide Home Equity Loan Trust
3.050% due 08/15/2025 (a)	126	126
Credit-Based Asset Servicing & Securitization LLC
3.190% due 01/25/2032 (a)	83	83
Delta Funding Home Equity Loan Trust
3.220% due 09/15/2029 (a)	105	106
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	184	184
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	10,328	10,333
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	5,074	5,061
Fremont Home Loan Trust
3.190% due 02/25/2033 (a)	581	581
2.960% due 01/25/2035 (a)	757	758
GMAC Mortgage Corp. Loan Trust
3.124% due 06/18/2027 (a)	246	246
GSAMP Trust
3.170% due 07/25/2032 (a)	267	270
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	1,838	1,840
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	825	827
3.310% due 05/25/2033 (a)	1,163	1,170
Home Equity Mortgage Trust
3.270% due 01/25/2034 (a)	753	754
3.040% due 06/25/2034 (a)	1,937	1,938
3.000% due 12/25/2034 (a)	678	679
2.970% due 07/25/2035 (a)	13,200	13,206
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	556	557
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)	2,654	2,668
3.140% due 06/25/2029 (a)	81	81
3.120% due 07/25/2032 (a)	1,635	1,638
Long Beach Mortgage Loan Trust
3.100% due 09/25/2031 (a)	47	47
3.200% due 03/25/2032 (a)	117	119
3.130% due 07/25/2032 (a)	148	149
3.250% due 03/25/2033 (a)	391	391
3.170% due 06/25/2033 (a)	2,184	2,187
Meritage Mortgage Loan Trust
2.990% due 01/25/2035 (a)	1,128	1,129
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)	1,746	1,755
3.170% due 05/25/2033 (a)	33	33
3.210% due 11/25/2033 (a)	151	151
2.950% due 12/25/2034 (a)	68	68
2.970% due 01/25/2035 (a)	43	43
2.990% due 04/25/2035 (a)	1,865	1,866

104  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (a)		$6,675	$6,691
2.990% due 08/25/2034 (a)		634	634
3.000% due 11/25/2034 (a)		18,185	18,199
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		151	152
3.150% due 09/25/2032 (a)		336	336
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		185	185
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		989	990
Option One Mortgage Loan Trust
3.120% due 06/25/2032 (a)		99	99
3.120% due 08/25/2032 (a)		987	989
2.960% due 05/25/2034 (a)		623	623
Renaissance Home Equity Loan Trust
3.290% due 08/25/2033 (a)		3,755	3,771
3.350% due 12/25/2033 (a)		491	493
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)		4,395	4,398
2.990% due 04/25/2026 (a)		4,019	4,023
3.180% due 12/25/2033 (a)		7,319	7,320
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		1,521	1,528
3.150% due 01/25/2034 (a)		2,153	2,160
Salomon Brothers Mortgage Securities VII, Inc.
3.150% due 03/25/2032 (a)		671	674
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)		1,023	1,024
3.150% due 06/25/2033 (a)		663	664
2.820% due 12/25/2033		1,764	1,760
Sears Credit Account Master Trust
3.190% due 11/17/2009 (a)		3,900	3,912
6.450% due 11/17/2009		2,728	2,754
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		2,676	2,678
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (a)		1,382	1,383
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		105	105
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		274	274
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013 (a)		388	392

Total Asset-Backed Securities (Cost $199,344)			199,582

SOVEREIGN ISSUES 1.9%

Republic of Brazil
3.063% due 04/15/2006 (a)		26,026	26,020
10.000% due 01/16/2007		2,520	2,722
11.250% due 07/26/2007		2,600	2,915
11.500% due 03/12/2008		3,100	3,508
3.125% due 04/15/2009 (a)		22,703	22,224
8.840% due 06/29/2009 (a)		7,500	8,372
3.125% due 04/15/2012 (a)		9,991	9,438
8.000% due 04/15/2014		490	488
Russian Federation
8.750% due 07/24/2005		5,150	5,235

Total Sovereign Issues (Cost $78,915)			80,922

SHORT-TERM INSTRUMENTS (l) 69.6%

Certificates of Deposit 4.6%

Citibank New York N.A.
2.985% due 06/22/2005		89,400	89,400
HSBC Bank USA
2.720% due 04/01/2005		1,200	1,200
Wells Fargo Financials
2.790% due 04/08/2005		106,100	106,100

			196,700

Commercial Paper 27.9%

Bank of America, N.A.
2.800% due 08/08/2005		69,500	69,500
Bank of Ireland
2.780% due 04/29/2005		100,000	99,784
Fannie Mae
2.230% due 04/01/2005		27,671	27,671
2.555% due 04/01/2005		44,650	44,650
2.559% due 04/01/2005		40,000	40,000
2.390% due 04/15/2005		47,700	47,656
2.580% due 04/27/2005		65,000	64,879
2.672% due 05/25/2005		1,700	1,693
2.920% due 06/01/2005		30,000	29,849
2.640% due 06/02/2005		100	100
2.726% due 06/08/2005		65,200	64,833
2.675% due 06/13/2005		50,400	50,094
2.685% due 06/13/2005		13,600	13,517
2.875% due 06/27/2005		56,400	55,987
2.790% due 07/20/2005		30,000	29,717
3.063% due 07/20/2005		163,000	161,463
2.990% due 08/08/2005		700	692
Federal Home Loan Bank
2.515% due 04/15/2005		100,000	99,895
Ford Motor Credit Co.
2.520% due 04/07/2005		4,700	4,698
Freddie Mac
1.960% due 04/18/2005		25	25
2.420% due 04/19/2005		60,000	59,927
General Motors Acceptance Corp.
2.436% due 04/05/2005		6,700	6,698
2.495% due 04/05/2005		5,000	4,999
KFW International Finance, Inc.
2.630% due 04/14/2005		25,000	24,976
Spintab AB
2.690% due 05/25/2005		50,000	49,798
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		20,000	20,000
UBS Finance, Inc.
2.470% due 07/05/2005		106,500	106,500

			1,179,601

Repurchase Agreements 12.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,960. Repurchase proceeds are $7,801.)		7,800	7,800
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $22,856 and U.S. Treasury Bills 2.867% due 08/25/2005 valued at $8,856. Repurchase proceeds are $31,002.)		31,000	31,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.977%-2.979% due 09/01/2005-09/15/2005 valued at $251,147 and U.S. Treasury Notes 5.750% due 11/15/2005 valued at $259,151. Repurchase proceeds are $500,035.)		500,000	500,000

			538,800

French Treasury Bill 2.5%

2.040% due 06/16/2005	EC	82,130	105,791

U.S. Treasury Bills 21.9%

2.747% due 04/15/2005-09/15/2005 (e)(f)(h)		$931,157	926,286

Total Short-Term Instruments (Cost $2,947,825)			2,947,178

Total Investments (g) 117.8% (Cost $4,990,996)			$4,990,306

Written Options (j) (0.1%) (Premiums $169)			(2,288)

Other Assets and Liabilities (Net) (17.7%)			(753,438)

Net Assets 100.0%			$4,234,580

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $199,428 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $8,061 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	2,932	$374
Eurodollar June Long Futures	06/2005	1,787	(1,277)
Eurodollar June Long Futures	06/2006	17	(32)
Eurodollar September Long Futures	09/2005	1,787	(2,262)
Eurodollar September Long Futures	09/2006	17	(32)
Eurodollar December Long Futures	12/2005	320	(616)
Eurodollar December Long Futures	12/2006	17	(32)
Euribor Written Put Options Strike @ 97.500	09/2005	2,654	1,076
U.S. Treasury 10-Year Note Long Futures	06/2005	1,766	(1,021)
U.S. Treasury 5-Year Note Long Futures	06/2005	29	1

			$(3,821)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  105

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$42,900	$744
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	3.000%	07/20/2005	163,000	33
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(1,113)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	7,900	117
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	61,500	156
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005	5,000	(146)

						$(209)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$10
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	(21)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	7
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	0
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	29
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	0
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	1
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	15
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	7
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	15,100	41
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	16
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	7
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	0

						$125

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$201

Name of Issuer	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	Lehman Brothers, Inc.	$100,000	10/01/2006	$18,500	$0	$2,087

106  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(k)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$6,981	$7,006
U.S. Treasury Note	4.250	08/15/2013	165,770	163,523	163,420

				$170,504	$170,426

(l)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	2,666	04/2005	$22	$0	$22
Sell		82,130	06/2005	0	(364)	(364)
Buy	JY	2,305,864	04/2005	0	(444)	(444)

				$22	$(808)	$(786)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  107

Schedule of Investments

StocksPLUS Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.6%

Banking & Finance 4.9%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$900	$900
Citigroup Global Markets Holdings, Inc.
2.999% due 03/07/2008 (a)	7,100	7,101
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	5,900	5,889
7.600% due 08/01/2005	8,600	8,691
4.000% due 03/21/2007 (a)	7,800	7,819
General Motors Acceptance Corp.
5.250% due 05/16/2005	3,100	3,106
3.920% due 10/20/2005 (a)	12,600	12,573
Goldman Sachs Group, Inc.
3.190% due 03/30/2007 (a)	2,200	2,203
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	11,700	11,681
Phoenix Quake Wind Ltd.
5.542% due 07/03/2008 (a)	600	619
5.550% due 07/03/2008 (a)	500	516
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	6,100	6,099
Vita Capital Ltd.
4.450% due 01/01/2007 (a)	300	301

		67,498

Industrials 4.3%

AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	5,800	5,809
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	1,300	1,309
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	1,100	1,104
3.470% due 05/24/2006 (a)	6,940	6,971
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,238
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	632
Georgia-Pacific Corp.
7.500% due 05/15/2006	5,300	5,433
Halliburton Co.
3.450% due 01/26/2007 (a)	3,600	3,600
HJ Heinz Co.
6.189% due 12/01/2005 (a)	5,500	5,581
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	7,968
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,800	2,800
Tyco International Group S.A.
6.375% due 06/15/2005	9,000	9,046
6.375% due 02/15/2006	2,600	2,646

		60,137

Utilities 2.4%

British Telecom PLC
7.875% due 12/15/2005	5,900	6,068
Hydro - Quebec
3.359% due 09/29/2049 (a)	1,200	1,141
Nisource Finance Corp.
7.625% due 11/15/2005	3,400	3,479
Pacific Gas & Electric Co.
3.800% due 04/03/2006 (a)	7,350	7,371
Sprint Capital Corp.
7.125% due 01/30/2006	6,700	6,860
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	9,050	9,051

		33,970

Total Corporate Bonds & Notes (Cost $162,264)		161,605

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,040	3,062

Total Municipal Bonds & Notes (Cost $3,026)		3,062

U.S. GOVERNMENT AGENCIES 6.8%

Fannie Mae
2.925% due 09/22/2006 (a)	6,300	6,297
2.970% due 03/25/2034 (a)	7,988	8,000
3.250% due 11/25/2032 (a)	4,678	4,707
3.368% due 04/01/2018 (a)	68	70
3.587% due 05/01/2022 (a)	20	20
4.100% due 07/01/2018 (a)	305	309
4.265% due 11/01/2027 (a)	79	80
4.365% due 11/01/2028 (a)	124	126
4.393% due 07/01/2028 (a)	80	82
4.419% due 04/01/2028 (a)	74	75
4.450% due 11/01/2028 (a)	97	98
4.855% due 12/01/2036 (a)	3,275	3,354
4.858% due 02/01/2027 (a)	11	11
4.998% due 12/01/2023 (a)	6	6
5.000% due 04/25/2033	5,689	5,689
5.116% due 09/01/2034 (a)	3,494	3,529
5.149% due 04/01/2033 (a)	2,046	2,067
5.500% due 04/13/2035	22,000	22,034
5.616% due 08/01/2029 (a)	62	63
5.996% due 04/25/2020	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,699	2,790
6.500% due 09/01/2005	9	9
6.500% due 09/25/2008-03/25/2023 (c)(e)	164	8
7.000% due 02/01/2015-03/01/2015 (e)	2,797	2,944
7.500% due 09/01/2015-05/01/2016 (e)	2,148	2,267
8.000% due 03/01/2030-07/01/2031 (e)	492	529
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,019
Freddie Mac
3.311% due 06/01/2022 (a)	73	75
3.713% due 07/01/2019 (a)	860	882
3.946% due 12/01/2022 (a)	116	119
5.500% due 11/15/2015-08/15/2030 (e)	1,270	1,261
5.700% due 02/15/2031	1,418	1,426
6.000% due 03/01/2016-10/01/2033 (e)	10,500	10,756
6.500% due 10/25/2043	4,836	4,994
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
3.250% due 09/20/2030 (a)	11	11
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,216	2,254
3.750% due 07/20/2018-07/20/2027 (a)(e)	4,430	4,485
4.125% due 12/20/2022-12/20/2027 (a)(e)	880	896
8.000% due 04/20/2030	472	507

Total U.S. Government Agencies (Cost $94,237)		93,889

U.S. TREASURY OBLIGATIONS 8.4%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (h)	90,767	97,646
3.875% due 01/15/2009	465	513
4.250% due 01/15/2010	1,473	1,678
3.500% due 01/15/2011	986	1,102
3.000% due 07/15/2012	3,182	3,503
2.000% due 07/15/2014	11,229	11,473

Total U.S. Treasury Obligations (Cost $115,515)		115,915

MORTGAGE-BACKED SECURITIES 5.1%

Bank Mart
3.689% due 03/01/2019 (a)(k)	1,457	1,404
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	2,160	2,230
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)	561	566
5.348% due 01/25/2033 (a)	749	757
5.095% due 03/25/2033 (a)	1,297	1,299
4.270% due 01/25/2034 (a)	2,368	2,362
4.736% due 01/25/2034 (a)	4,717	4,702
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	4,052	4,093
CS First Boston Mortgage Securities Corp.
2.626% due 03/25/2032 (a)	3,708	3,723
5.195% due 06/25/2032 (a)	269	271
6.246% due 06/25/2032 (a)	356	358
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	169	168
Fund America Investors Corp.
3.972% due 06/25/2023 (a)	30	30
GSR Mortgage Loan Trust
3.200% due 01/25/2034 (a)	1,059	1,061
Impac CMB Trust
3.250% due 07/25/2033 (a)	4,041	4,046
3.230% due 10/25/2033 (a)	621	623
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,815	2,814
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,094	3,074
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)	8,479	8,465
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	6,630	6,833
4.910% due 12/25/2032 (a)	1,165	1,147
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	427	428
3.250% due 02/25/2034 (a)	1,666	1,669
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	12	12
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,462	1,503
Salomon Brothers Mortgage Securities VII, Inc.
4.528% due 12/25/2030 (a)	1,801	1,812
Structured Asset Mortgage Investments, Inc.
9.533% due 06/25/2029 (a)	1,875	1,971
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	1,929	1,930
3.330% due 03/25/2031 (a)	203	204
4.076% due 09/25/2036 (a)	9	10
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	304	305
3.433% due 02/27/2034 (a)	3,364	3,352
3.422% due 06/25/2042 (a)	7,180	7,250

Total Mortgage-Backed Securities (Cost $70,733)		70,472

ASSET-BACKED SECURITIES 3.5%

AFC Home Equity Loan Trust
3.000% due 06/25/2028 (a)	1,174	1,175
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	334	335
Amortizing Residential Collateral Trust
3.170% due 07/25/2032 (a)	290	291

108  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.960% due 09/25/2021 (a)		$1,316	$1,317
3.220% due 10/25/2032 (a)		1,215	1,223
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (a)		2,465	2,466
2.990% due 05/25/2023 (a)		7,828	7,836
3.070% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		825	832
3.180% due 05/25/2043 (a)		962	963
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.980% due 10/25/2034 (a)		3,421	3,420
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)		3,514	3,519
Household Mortgage Loan Trust
3.200% due 02/20/2033 (a)		1,835	1,842
Impac CMB Trust
3.100% due 01/25/2034 (a)		3,626	3,631
Indymac Home Equity Loan Asset-Backed Trust
3.300% due 10/25/2033 (a)		575	575
Irwin Home Equity Loan Trust
3.100% due 11/25/2028 (a)		3,471	3,471
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)		827	825
Novastar Home Equity Loan
3.125% due 04/25/2028 (a)		356	356
Residential Asset Mortgage Products, Inc.
3.100% due 02/25/2034 (a)		9,384	9,405
Residential Asset Securities Corp.
2.970% due 06/25/2025 (a)		1,081	1,082
3.150% due 01/25/2034 (a)		2,717	2,726
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		301	301

Total Asset-Backed Securities (Cost $48,241)			48,310

SOVEREIGN ISSUES 2.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		2,796	2,796
10.000% due 01/16/2007		3,000	3,240
11.250% due 07/26/2007		300	337
3.125% due 04/15/2009 (a)		529	518
3.125% due 04/15/2009 (a)		2,647	2,591
3.125% due 04/15/2012 (a)		706	667
8.000% due 04/15/2014		111	111
Russian Federation
8.750% due 07/24/2005		12,000	12,199
United Mexican States
3.330% due 01/13/2009 (a)		4,700	4,755

Total Sovereign Issues (Cost $26,875)			27,214

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 9.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	8,928
Republic of France
5.750% due 10/25/2032	EC	100	164
Republic of Germany
2.000% due 06/17/2005		94,500	122,478
5.500% due 01/04/2031		200	317

Total Foreign Currency-Denominated Issues (Cost $129,551)			131,887

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		451	3
Strike @ 94.750 Exp. 06/13/2005		207	1
Strike @ 94.500 Exp. 06/13/2005		1,041	6
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		127	1
Strike @ 93.250 Exp. 09/19/2005		2,114	26

S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		2,400	1

Total Purchased Put Options (Cost $108)			38

	Shares

PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,769

Total Preferred Security (Cost $9,564)			9,769

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,000	2,000

Total Preferred Stock (Cost $1,800)			2,000

SHORT-TERM INSTRUMENTS (m) 54.0%

	Principal Amount (000s)

Certificates of Deposit 7.7%

Citibank, N.A.
2.900% due 06/10/2005		$32,300	32,300
HSBC Bank USA
2.720% due 04/01/2005		38,300	38,300
Wells Fargo Bank, N.A.
2.790% due 04/07/2005		36,100	36,100

			106,700

Commercial Paper 22.1%

Delphi Corp.
2.090% due 04/11/2005		8,800	8,800
Fannie Mae
2.390% due 04/15/2005		17,200	17,184
2.508% due 04/20/2005		23,000	22,969
2.580% due 04/27/2005		14,200	14,173
2.635% due 05/11/2005		600	598
2.694% due 06/01/2005		44,100	43,879
2.732% due 06/01/2005		9,600	9,552
2.710% due 06/14/2005		1,800	1,789
3.010% due 08/01/2005		400	396
Federal Home Loan Bank
2.515% due 04/15/2005		50,000	49,947
General Electric Capital Corp.
2.900% due 06/08/2005		42,600	42,360
Rabobank USA Financial Corp.
2.820% due 04/01/2005		38,800	38,800
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		13,800	13,800
UBS Finance, Inc.
2.830% due 04/01/2005		37,000	37,000
2.725% due 06/01/2005		5,400	5,373

			306,620

Repurchase Agreements 17.6%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $8,546. Repurchase proceeds are $8,379.)		8,378	8,378
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bonds 7.250% due 05/15/2016 valued at $24,965 and U.S. Treasury Strips 0.000% due 08/15/2007 valued at $10,834. Repurchase proceeds are $35,002.)		35,000	35,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.457% due 04/28/2005 valued at $99,804 and U.S. Treasury Notes 2.000% due 08/31/2005 valued at $104,394. Repurchase proceeds are $200,014.)		200,000	200,000

			243,378

French Treasury Bills 0.7%

1.000% due 06/16/05-07/07/2005 (e)	EC	7,750	10,003

U.S. Treasury Bills 5.9%
2.725% due 05/05/2005-06/16/2005 (e)(g)(h)		$82,630	82,149

Total Short-Term Instruments (Cost $748,883)			748,850

Total Investments (f) 101.9% (Cost $1,410,797)			$1,413,011

Written Options (j) (0.0%) (Premiums $511)			(154)

Other Assets and Liabilities (Net) (1.9%)			(25,814)

Net Assets 100.0%			$1,387,043

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $6,984 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $2,738 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  109

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2005

(h)	Securities with an aggregate market value of $95,080 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	292	$(427)
Eurodollar September Long Futures	09/2005	1,115	(2,112)
Eurodollar December Long Futures	12/2005	1,051	(2,056)
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	12/2005	945	(15)
Euribor Purchased Put Options Strike @ 97.000	06/2005	290	(5)
Euribor Written Put Options Strike @ 97.375	12/2005	621	(22)
Euribor Written Put Options Strike @ 97.750	06/2005	3,587	1,295
Government of Japan 10-Year Note Long Futures	06/2005	22	350
Emini S&P 500 Index June Long Futures	06/2005	8,688	(11,091)
S&P 500 Index June Long Futures	06/2005	2,591	(17,867)
U.S. Treasury 10-Year Note Long Futures	06/2005	1,085	(1,063)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(27)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	1,616	542

			$(32,545)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	$(139)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(141)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(767)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(263)

							$(1,310)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		$2,800	$(12)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		2,800	(12)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007		17,500	(80)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005		13,100	36
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005		5,300	18

							$(50)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	05/04/2005	11,569	$(413)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/22/2005	45,088	(637)

					$(1,050)

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	521	$276	$8
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	346	112	76
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	346	123	70

				$511	$154

110  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(k)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689	03/01/2019	07/07/1995	$1,461	$1,404	0.10%

(l)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$34,100	$32,376	$32,574
U.S. Treasury Note	4.250	11/15/2013	30,400	29,941	30,293
U.S. Treasury Note	4.000	02/15/2014	128,500	124,048	124,869

				$186,365	$187,736

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	5,600	09/2005	$0	$(9)	$(9)
Buy	EC	1,680	04/2005	9	0	9
Sell		100,326	04/2005	4,227	0	4,227
Sell		7,750	06/2005	0	(36)	(36)
Buy	JY	2,809,070	04/2005	0	(541)	(541)
Sell	N$	11,459	04/2005	275	0	275

				$4,511	$(586)	$3,925

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  111

Schedule of Investments

StocksPLUS Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.8%

Banking & Finance 2.2%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$300	$300
Ford Motor Credit Co.
7.600% due 08/01/2005	700	707
6.875% due 02/01/2006	100	101
3.750% due 11/16/2006 (a)	2,800	2,773
General Motors Acceptance Corp.
5.250% due 05/16/2005	300	301
3.920% due 10/20/2005 (a)	4,200	4,191
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	600	599
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	800	800

		9,783

Industrials 1.3%

DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	5,540	5,558

Utilities 0.3%

Pacific Gas & Electric Co.
3.800% due 04/03/2006 (a)	1,300	1,304

Total Corporate Bonds & Notes (Cost $16,690)		16,645

MUNICIPAL BONDS & NOTES 1.6%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
7.610% due 01/01/2035 (a)	1,700	1,792
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	25	25
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,030
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	40	40
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,245	3,232
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	618
New York, New York General Obligation Bonds, Series 2005
6.660% due 03/01/2030 (a)	200	209

Total Municipal Bonds & Notes (Cost $6,716)		6,946

U.S. GOVERNMENT AGENCIES 31.3%

Fannie Mae
2.925% due 09/22/2006 (a)	2,100	2,099
2.970% due 03/25/2034 (a)	1,318	1,320
3.200% due 03/25/2044 (a)	1,949	1,951
3.250% due 11/25/2032 (a)	173	174
3.802% due 05/01/2036 (a)	25	26
4.855% due 12/01/2036 (a)	114	116
5.000% due 11/01/2017-05/12/2035 (c)	40,444	39,984
5.116% due 09/01/2034 (a)	140	141
5.149% due 04/01/2033 (a)	74	75
5.500% due 11/01/2032-04/13/2035 (c)	85,958	86,103
6.000% due 07/25/2024	1,105	1,109
7.000% due 09/01/2013	28	29
8.000% due 12/01/2030	6	7
Freddie Mac
3.060% due 07/15/2016 (a)	2,374	2,375
4.268% due 02/01/2024 (a)	33	34
4.500% due 10/01/2007	87	88
5.000% due 08/15/2013	456	457
5.500% due 08/15/2030	139	137
5.700% due 02/15/2031	20	20
6.000% due 02/15/2030	714	720
8.000% due 01/01/2017	52	56
Government National Mortgage Association
3.375% due 03/20/2027 (a)	8	8
8.000% due 02/15/2030	4	4
Small Business Administration
5.520% due 06/01/2024	1,572	1,613

Total U.S. Government Agencies (Cost $138,934)		138,646

U.S. TREASURY OBLIGATIONS 11.2%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009	9,534	10,518
4.250% due 01/15/2010	7,027	8,002
0.875% due 04/15/2010	1,208	1,182
3.000% due 07/15/2012	4,772	5,254
1.875% due 07/15/2013	2,076	2,113
2.000% due 07/15/2014	9,307	9,509
1.625% due 01/15/2015	699	689
2.375% due 01/15/2025	7,587	8,163
3.625% due 04/15/2028	3,183	4,185

Total U.S. Treasury Obligations (Cost $49,571)		49,615

MORTGAGE-BACKED SECURITIES 2.8%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	360	372
6.500% due 02/25/2033	110	112
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 01/25/2033 (a)	2	2
5.095% due 03/25/2033 (a)	12	12
4.736% due 12/25/2033 (a)	329	328
4.270% due 01/25/2034 (a)	151	151
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	368	372
Countrywide Home Loans, Inc.
3.120% due 04/25/2034 (a)	926	919
CS First Boston Mortgage Securities Corp.
5.736% due 05/25/2032 (a)	5	5
5.675% due 10/25/2032 (a)	1,306	1,302
GSAMP Trust
3.040% due 10/25/2033 (a)	1,266	1,266
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
3.457% due 06/01/2034 (a)	2,083	2,050
Impac CMB Trust
3.250% due 07/25/2033 (a)	186	186
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,457	2,456
MASTR Asset Securitization Trust
5.500% due 09/25/2033	54	54
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	686	707
4.910% due 12/25/2032 (a)	30	29
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	3	2
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	47	47
3.250% due 02/25/2034 (a)	231	232
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	1,128	1,097
Structured Asset Securities Corp.
3.350% due 11/25/2033 (a)	89	90
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	2	2
5.388% due 02/25/2033 (a)	5	5
3.433% due 02/27/2034 (a)	111	111
3.286% due 08/25/2042 (a)	372	378

Total Mortgage-Backed Securities (Cost $12,374)		12,291

ASSET-BACKED SECURITIES 5.4%

Accredited Mortgage Loan Trust
3.000% due 01/25/2035 (a)	1,969	1,971
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	80	80
3.170% due 07/25/2032 (a)	47	47
Argent Securities, Inc.
2.960% due 05/25/2034 (a)	2,243	2,244
Asset-Backed Securities Corp. Home Equity Loan Trust
3.010% due 12/25/2034 (a)	1,877	1,879
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	621	621
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)	1,927	1,929
3.090% due 12/25/2031 (a)	337	337
Credit-Based Asset Servicing & Securitization LLC
3.100% due 09/25/2033 (a)	376	376
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)	41	41
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	750	751
Impac CMB Trust
3.100% due 01/25/2034 (a)	583	584
Long Beach Mortgage Loan Trust
3.300% due 11/25/2032 (a)	123	123
3.250% due 03/25/2033 (a)	78	78
MMCA Automobile Trust
2.550% due 02/15/2007 (a)	245	245
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)	1,191	1,192
3.190% due 09/25/2033 (a)	1,021	1,027
3.100% due 02/25/2034 (a)	1,478	1,482
Residential Asset Securities Corp.
3.000% due 06/25/2023 (a)	14	14
2.970% due 06/25/2025 (a)	180	180
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	3,980	3,982
2.710% due 04/25/2010 (a)	1,700	1,699
Specialty Underwriting & Residential Finance
3.180% due 11/25/2034 (a)	2,111	2,117
Structured Asset Securities Corp.
3.300% due 02/25/2033 (a)	168	169
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)	976	976

Total Asset-Backed Securities (Cost $24,116)		24,144

SOVEREIGN ISSUES 3.2%

Republic of Brazil
3.063% due 04/15/2006 (a)	264	264
3.125% due 04/15/2009 (a)	900	881
8.840% due 06/29/2009 (a)	100	112
3.125% due 04/15/2012 (a)	4,103	3,876
8.000% due 04/15/2014	446	444
11.000% due 08/17/2040	3,200	3,565

112  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Russian Federation
8.250% due 03/31/2010 (a)		$2,400	$2,591
5.000% due 03/31/2030 (a)		2,200	2,256
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $14,186)			14,010

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.2%

Commonwealth of Canada
5.750% due 06/01/2033	C$	500	479
3.000% due 12/01/2036 (b)		204	205
Kingdom of Spain
5.750% due 07/30/2032	EC	700	1,149
4.200% due 01/31/2037		500	655
Republic of France
5.750% due 10/25/2032		1,400	2,298
4.750% due 04/25/2035		1,500	2,152
4.000% due 04/25/2055		400	505
Republic of Germany
5.625% due 01/04/2028		500	797
5.500% due 01/04/2031		700	1,108
4.750% due 07/04/2034		400	575

Total Foreign Currency-Denominated Issues (Cost $10,075)			9,923

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.875 Exp. 06/13/2005		110	0
Strike @ 95.000 Exp. 06/13/2005		562	3
Strike @ 94.750 Exp. 06/13/2005		99	1
Strike @ 94.250 Exp. 06/13/2005		72	1
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		214	3
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		109	1
Strike @ 91.750 Exp. 09/19/2005		208	0
Strike @ 94.750 Exp. 09/19/2005		387	5
S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		1,450	0
U.S. Treasury Bond 30-Year Futures (CBOT)
Strike @ 99.000 Exp. 05/20/2005		248	4
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 102.000 Exp. 05/20/2005		204	3
Strike @ 100.000 Exp. 05/20/2005		197	3

Total Purchased Put Options (Cost $72)			24

	Shares

PREFERRED SECURITY 0.2%

DG Funding Trust
3.360% due 12/29/2049 (a)		90	963

Total Preferred Security (Cost $948)			963

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		12,800	711

Total Preferred Stock (Cost $640)			711

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 75.7%

Certificates of Deposit 3.3%

Bank of America, N.A.
2.480% due 04/06/2005		$3,000	3,000
Citibank, N.A.
2.675% due 04/29/2005		11,800	11,800

			14,800

Commercial Paper 48.9%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005		15,600	15,564
2.855% due 06/03/2005		1,100	1,094
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005		6,300	6,289
2.695% due 05/09/2005		6,900	6,880
2.810% due 06/08/2005		2,600	2,585
2.870% due 06/13/2005		900	894
2.940% due 07/08/2005		300	297
Fannie Mae
2.470% due 04/06/2005		4,200	4,199
2.390% due 04/15/2005		5,700	5,695
2.471% due 04/20/2005		9,000	8,988
2.508% due 04/20/2005		4,300	4,294
2.580% due 04/27/2005		3,300	3,294
2.490% due 05/04/2005		2,200	2,195
2.635% due 05/11/2005		1,100	1,097
2.627% due 06/01/2005		8,000	7,960
2.674% due 06/13/2005		300	298
2.683% due 06/13/2005		15,200	15,108
3.010% due 08/01/2005		800	791
Ford Motor Credit Co.
2.520% due 04/07/2005		2,100	2,099
Fortis Funding LLC
2.610% due 04/27/2005		14,800	14,772
Freddie Mac
2.570% due 04/26/2005		14,800	14,774
2.655% due 05/17/2005		300	299
2.670% due 05/27/2005		15,600	15,535
2.669% due 06/15/2005		12,400	12,323
2.690% due 06/20/2005		14,800	14,701
General Electric Capital Corp.
2.970% due 06/20/2005		7,200	7,152
General Motors Acceptance Corp.
2.495% due 04/05/2005		400	400
2.535% due 04/05/2005		200	200
KFW International Finance, Inc.
2.535% due 04/14/2005		5,600	5,595
Nestle Capital Corp.
2.525% due 04/13/2005		14,900	14,887
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005		2,400	2,394
2.700% due 05/27/2005		14,900	14,837
UBS Finance, Inc.
2.670% due 05/25/2005		8,000	7,968
2.675% due 05/26/2005		200	199
2.730% due 06/02/2005		800	796

			216,453

Repurchase Agreement 4.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $19,090. Repurchase proceeds are $18,712.)		18,711	18,711

French Treasury Bill 10.4%

1.010% due 06/16/2005	EC	35,660	46,029

U.S. Treasury Bills 8.9%

2.722% due 05/05/2005-06/16/2005 (c)(d)(e)		$39,710	39,473

Total Short-Term Instruments (Cost $335,363)			335,466

Total Investments 137.6% (Cost $609,685)			$609,384

Written Options (g) (0.1%) (Premiums $367)			(271)

Other Assets and Liabilities (Net) (37.5%)			(166,251)

Net Assets 100.0%			$442,862

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $499 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	Securities with an aggregate market value of $38,499 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	10	$0
Eurodollar June Long Futures	06/2005	326	(440)
Eurodollar September Long Futures	09/2005	522	(873)
Eurodollar December Long Futures	12/2005	612	(1,034)
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	(1)
Euribor Written Put Options Strike @ 97.750	06/2005	78	23
Euro-Bobl 5-Year Note Short Futures	06/2005	60	(48)
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	135	0
Government of Japan 10-Year Note Long Futures	06/2005	3	59
Emini S&P 500 Index June Long Futures	06/2005	246	(320)
S&P 500 Index June Long Futures	06/2005	1,390	(8,699)
U.S. Treasury 10-Year Note Long Futures	06/2005	624	(502)
U.S. Treasury 30-Year Bond Long Futures	06/2005	256	(311)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	19	8

			$(12,139)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  113

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

March 31, 2005

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	500	$0
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	200	14
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		700	51
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(117)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$2,300	63
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,000	259
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,600	58

							$260

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	500	2
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0

						$2

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/22/2005	$8,567	$(121)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	5	$3	$0
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	78	64	10
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	62	24	1
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	141	38	4
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	11	3	1
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	190	80	68
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	98	93	118
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	170	62	69

				$367	$271

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$1,900	$1,936	$1,949

114  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	182	05/2005	$0	$(2)	$(2)
Buy		301	06/2005	2	0	2
Buy		2,627	09/2005	1	(2)	(1)
Sell	C$	825	04/2005	3	0	3
Buy	CP	43,241	05/2005	0	(2)	(2)
Buy		60,602	06/2005	1	0	1
Buy	EC	36,286	04/2005	181	0	181
Sell		10,524	04/2005	370	0	370
Sell		35,660	06/2005	0	(187)	(187)
Buy	JY	764,456	04/2005	0	(147)	(147)
Buy	KW	71,100	05/2005	1	0	1
Buy		118,000	06/2005	0	(2)	(2)
Buy	MP	1,122	06/2005	1	0	1
Buy	PN	209	05/2005	0	0	0
Buy		244	06/2005	0	0	0
Buy	PZ	192	05/2005	0	(2)	(2)
Buy		195	06/2005	0	(1)	(1)
Buy	RP	4,714	06/2005	0	(1)	(1)
Buy	RR	1,740	05/2005	0	0	0
Buy		3,048	06/2005	0	(1)	(1)
Buy	S$	105	05/2005	0	0	0
Buy		171	06/2005	0	(2)	(2)
Buy	SV	1,973	05/2005	0	(2)	(2)
Buy		2,341	06/2005	0	(2)	(2)
Buy	T$	2,030	05/2005	0	0	0
Buy		3,321	06/2005	0	(4)	(4)

				$560	$(357)	$203

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  115

Schedule of Investments

Total Return Mortgage Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 116.8%

Fannie Mae
0.000% due 07/25/2022 (a)	$64	$50
2.597% due 12/01/2034	4,987	5,006
2.825% due 09/07/2006 (b)	80,000	79,987
2.865% due 07/01/2011 (b)	927	925
2.917% due 07/01/2011 (b)	2,229	2,227
3.083% due 10/25/2008 (b)	106	104
3.200% due 11/25/2032 (b)	257	258
3.234% due 04/18/2028 (b)	17	17
3.648% due 05/01/2033 (b)	3,993	4,075
3.875% due 04/25/2023 (b)	8	8
3.946% due 04/01/2007 (b)	1,611	1,539
4.135% due 10/01/2028 (b)	21	22
4.180% due 10/01/2011 (b)	920	917
4.500% due 04/18/2020	28,000	27,379
5.000% due 09/01/2018-05/12/2035 (d)	170,286	169,526
5.114% due 05/01/2023 (b)	44	45
5.216% due 11/01/2018 (b)	7	6
5.319% due 08/01/2026 (b)	5	5
5.500% due 03/01/2034-04/13/2035 (d)	242,167	242,575
5.750% due 01/01/2021 (b)	27	28
6.000% due 01/01/2032-05/12/2035 (d)	161,990	165,541
6.500% due 09/25/2023-09/01/2034 (d)	2,381	2,487
7.000% due 09/25/2023	6	7
7.145% due 06/01/2006 (b)	5,400	5,517
7.500% due 06/01/2030-08/01/2031 (d)	659	706
7.750% due 08/25/2022	33	35
9.000% due 01/01/2020	52	57
Federal Housing Administration
5.022% due 10/25/2022	1,343	1,355
7.430% due 06/01/2019-06/01/2022 (d)	1,512	1,526
Freddie Mac
3.275% due 02/01/2018 (b)	102	103
3.500% due 12/15/2022	4	4
4.500% due 03/15/2021	6	6
5.000% due 06/01/2034-04/13/2035 (d)	13,646	13,352
5.500% due 12/01/2017-02/01/2018 (d)	6,772	6,920
5.522% due 11/01/2028 (b)	16	17
5.854% due 08/01/2025 (b)	26	26
5.971% due 05/01/2032 (b)	125	130
6.000% due 06/15/2008	30	30
6.500% due 12/15/2023-03/15/2024 (d)	126	129
6.673% due 07/01/2030 (b)	89	90
8.000% due 06/15/2026	52	54
Government National Mortgage Association
3.020% due 02/16/2032 (b)	1,473	1,474
3.070% due 08/16/2032 (b)	2,769	2,775
3.375% due 02/20/2017-03/20/2027 (b)(d)	83	83
3.500% due 02/20/2018 (b)	16	16
3.750% due 07/20/2022-08/20/2026 (b)(d)	113	114
4.000% due 03/20/2016-03/20/2018 (b)(d)	165	168
4.125% due 12/20/2021-11/20/2023 (b)(d)	45	46
5.500% due 01/15/2034-04/20/2035 (d)	5,612	5,667
7.500% due 05/15/2027-08/15/2027 (d)	10	11

Total U.S. Government Agencies (Cost $744,629)		743,145

MORTGAGE-BACKED SECURITIES 8.8%

Banc of America Structural Security Trust
3.271% due 10/11/2033 (b)	1,000	1,013
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (b)	195	197
Banktrust Mortgage Trust
5.700% due 12/01/2023	277	226
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (b)	2,000	2,002
Chevy Chase Funding LLC
2.697% due 01/25/2035 (b)	1,591	1,558
Countrywide Alternative Loan Trust
3.040% due 07/25/2034 (b)	4,743	4,748
3.060% due 05/25/2035 (b)	4,745	4,727
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (b)	7,934	7,943
2.547% due 04/25/2035 (b)	5,574	5,639
3.140% due 04/25/2035 (b)	5,071	5,078
CS First Boston Mortgage Securities Corp.
2.084% due 03/25/2032 (b)	350	351
2.511% due 03/25/2032 (b)	361	360
4.600% due 03/25/2033 (b)	145	144
3.079% due 08/25/2033 (b)	811	803
Indymac Index Mortgage Loan Trust
3.180% due 09/25/2034 (b)	2,794	2,793
3.074% due 03/25/2035 (b)	6,000	6,004
Lehman Brothers Floating Rate Commercial Mortgage Trust
4.480% due 11/19/2012 (b)	781	782
Mellon Residential Funding Corp.
2.857% due 07/25/2029 (b)	66	66
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	99	100
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	1,423	1,426
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	1,401	1,462
Sequoia Mortgage Trust
3.200% due 10/19/2026 (b)	1,675	1,678
3.230% due 10/20/2027 (b)	695	698
3.190% due 05/20/2032 (b)	544	544
3.150% due 08/20/2032 (b)	604	604
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (b)	963	959
Structured Asset Securities Corp.
6.250% due 04/25/2017	151	150
3.150% due 10/25/2027 (b)	821	821
3.330% due 03/25/2031 (b)	16	17
3.500% due 08/25/2032 (b)	247	247
3.140% due 01/25/2033 (b)	71	71
3.350% due 11/25/2033 (b)	253	253
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (b)	32	32
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (b)	2,507	2,506
5.530% due 07/25/2032 (b)	117	117

Total Mortgage-Backed Securities (Cost $56,250)		56,119

ASSET-BACKED SECURITIES 12.3%

ACE Securities Corp.
3.190% due 06/25/2032 (b)	20	20
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (c)	33,308	964
3.260% due 03/25/2033 (b)	242	243
3.330% due 02/25/2034 (b)	986	987
3.410% due 06/25/2034 (b)	1,149	1,152
2.990% due 01/25/2035 (b)	1,704	1,704
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (b)	79	79
3.140% due 07/25/2032 (b)	114	114
Bear Stearns Asset-Backed Securities, Inc.
3.140% due 10/25/2034 (b)	1,454	1,457
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (b)	709	710
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (b)	41	41
Centex Home Equity
3.150% due 01/25/2032 (b)	84	84
3.110% due 04/25/2032 (b)	75	76
3.130% due 03/25/2033 (b)	324	325
Chase Funding Loan Acquisition Trust
3.090% due 04/25/2031 (b)	93	93
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (b)	327	328
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (b)	465	466
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,885
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (b)	1,046	1,047
2.990% due 05/25/2023 (b)	1,842	1,844
2.950% due 11/25/2023 (b)	329	329
3.110% due 05/25/2032 (b)	24	24
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (b)	188	188
EMC Mortgage Loan Trust
3.600% due 08/25/2040 (b)	751	759
Equity One ABS, Inc.
3.000% due 04/25/2034 (b)	110	110
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (b)	1,151	1,148
Fremont Home Loan Trust
3.190% due 02/25/2033 (b)	166	166
2.699% due 06/25/2035 (b)	8,500	8,497
GSAMP Trust
2.900% due 03/25/2035 (b)	7,000	7,003
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (b)	6,540	6,566
Home Equity Asset Trust
3.150% due 11/25/2032 (b)	72	72
Home Equity Mortgage Trust
2.970% due 07/25/2035 (b)	6,000	6,003
Household Mortgage Loan Trust
3.150% due 05/20/2032 (b)	198	199
3.200% due 02/20/2033 (b)	4,410	4,427
Indymac Index Mortgage Loan Trust
3.170% due 01/25/2035 (b)	2,950	2,952
Indymac Residential Asset-Backed Trust
2.881% due 03/25/2035 (b)	6,000	5,999
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (b)	47	48
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (b)	100	101
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (b)	101	101
3.270% due 11/25/2032 (b)	241	242
Renaissance Home Equity Loan Trust
3.230% due 12/25/2032 (b)	559	559
3.290% due 08/25/2033 (b)	1,437	1,443
Residential Asset Mortgage Products, Inc.
2.960% due 12/25/2022 (b)	740	741
3.190% due 09/25/2033 (b)	973	978
2.917% due 04/25/2034 (b)	903	909
SLM Student Loan Trust
2.710% due 04/25/2010 (b)	14,400	14,393
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (b)	584	584

116  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust
2.970% due 03/25/2035 (b)	$260	$260

Total Asset-Backed Securities (Cost $78,713)		78,420

	Shares
PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (b)	6,300	350

Total Preferred Stock (Cost $315)		350

SHORT-TERM INSTRUMENTS 27.0%

Commercial Paper 26.4%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005	$12,200	12,172
2.855% due 06/03/2005	6,300	6,267
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005	10,800	10,781
2.740% due 06/03/2005	5,300	5,273
2.870% due 06/13/2005	2,500	2,485
Danske Corp.
2.495% due 04/07/2005	1,900	1,899
2.665% due 05/09/2005	900	898
2.650% due 05/23/2005	6,500	6,475
2.700% due 05/31/2005	3,200	3,184
2.725% due 06/06/2005	1,400	1,392
Den Norske Bank ASA
2.655% due 04/25/2005	1,600	1,597
2.680% due 05/09/2005	14,200	14,160
ForeningsSparbanken AB
2.710% due 05/31/2005	2,600	2,587
Fortis Funding LLC
2.610% due 04/27/2005	10,800	10,780
Freddie Mac
2.890% due 07/12/2005	700	694
3.020% due 08/09/2005	7,200	7,118
General Electric Capital Corp.
2.540% due 04/12/2005	6,000	5,995
2.660% due 04/28/2005	6,600	6,587
HBOS Treasury Services PLC
2.715% due 05/17/2005	5,800	5,780
KFW International Finance, Inc.
2.805% due 07/06/2005	5,000	4,959
Pfizer, Inc.
2.575% due 04/20/2005	8,700	8,688
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005	2,400	2,394
2.760% due 05/17/2005	2,700	2,691
2.665% due 05/23/2005	7,800	7,770
2.700% due 05/27/2005	4,800	4,780
2.880% due 06/09/2005	1,500	1,491
Spintab AB
2.620% due 04/26/2005	10,000	9,982
UBS Finance, Inc.
2.565% due 05/06/2005	400	399
2.640% due 05/18/2005	1,700	1,694
2.670% due 05/25/2005	2,900	2,888
2.730% due 06/02/2005	2,200	2,189
2.730% due 06/03/2005	900	895
2.745% due 06/10/2005	2,000	1,988
3.020% due 07/22/2005	9,000	8,913

		167,845

Repurchase Agreement 0.4%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $2,760. Repurchase proceeds are $2,702.)	2,702	2,702

U.S. Treasury Bills 0.2%

2.668% due 05/05/2005-06/16/2005 (d)(e)(g)	1,255	1,250

Total Short-Term Instruments (Cost $171,816)		171,797

Total Investments (f) 165.0% (Cost $1,051,723)		$1,049,831

Written Options (i) (0.0%) (Premiums $479)		(133)

Other Assets and Liabilities (Net) (65.0%)		(413,489)

Net Assets 100.0%		$636,209

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $52,392 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $1,000 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	418	$(409)
U.S. Treasury 10-Year Note Long Futures	06/2005	12	(6)

			$(415)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  117

Schedule of Investments (Cont.)

Total Return Mortgage Fund

March 31, 2005

(h)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.940% interest rate cap	Receive	Premium amount of $ 119	07/01/2011	$3,000	$(91)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	6,500	83
Morgan Stanley Dean Witter & Co.	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	Receive Interest and Paydown	8.180%	09/18/2027	3,000	(45)

						$(53)

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	315	$46	$10
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	69	11	5
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	115	53	47
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	269	80	55

				$190	$117

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$10,000	$168	$14
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	10,000	121	2

						$289	$16

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(j)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	6.000	04/13/2035	$110,000	$112,441	$112,329

118  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

03.31.05  |  PIMCO Funds Annual Report  119

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Class D
03/31/2005	$12.78	$0.77	$(0.17)	$0.60	$(0.70)	$(0.07)	$0.00
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)	0.00

California Intermediate Municipal Bond Fund

Class D
03/31/2005	$10.22	$0.38	$(0.26)	$0.12	$(0.38)	$0.00	$0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)	0.00
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)	0.00
03/31/2001	10.05	0.45	0.55	1.00	(0.42)	(0.03)	0.00

California Municipal Bond Fund

Class D
03/31/2005	$10.42	$0.37	$(0.12)	$0.25	$(0.37)	$0.00	$0.00
03/31/2004	10.36	0.39	0.09	0.48	(0.38)	(0.04)	0.00
03/31/2003	10.02	0.43	0.34	0.77	(0.42)	(0.01)	0.00
03/31/2002	10.35	0.36	0.04	0.40	(0.34)	(0.39)	0.00
07/31/2000 - 03/31/2001	10.35	0.31	0.43	0.74	(0.31)	(0.43)	0.00

CommodityRealReturn Strategy Fund

Class D
03/31/2005	$15.66	$0.38	$1.14	$1.52	$(0.77)	$(0.18)	$0.00
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00	0.00

Diversified Income Fund

Class D
03/31/2005	$10.84	$0.49	$0.10	$0.59	$(0.51)	$(0.05)	$0.00
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)	0.00

Emerging Markets Bond Fund

Class D
03/31/2005	$10.73	$0.41	$0.29	$0.70	$(0.45)	$(0.40)	$0.00
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)	0.00
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)	0.00
03/31/2002	8.40	0.65	1.80	2.45	(0.75)	(0.50)	0.00
03/31/2001	8.61	0.79	0.20	0.99	(0.80)	(0.40)	0.00

Floating Income Fund

Class D
07/30/2004 - 03/31/2005	$10.00	$0.16	$0.19	$0.35	$(0.18)	$0.00	$0.00

Foreign Bond Fund (Unhedged)

Class D
04/30/2004 - 03/31/2005	$10.00	$0.18	$0.90	$1.08	$(0.14)	$(0.11)	$0.00

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
03/31/2005	$10.52	$0.26	$0.32	$0.58	$(0.23)	$(0.31)	$0.00
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)	0.00
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)	(0.12)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)	0.00
03/31/2001	10.03	0.54	0.50	1.04	(0.54)	(0.21)	0.00

GNMA Fund

Class D
03/31/2005	$11.09	$0.20	$0.05	$0.25	$(0.24)	$(0.09)	$0.00
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)	0.00
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)	0.00
05/31/2001 - 03/31/2002	10.43	0.18	0.52	0.70	(0.34)	(0.12)	0.00

120  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
All Asset Fund

Class D
03/31/2005	$(0.77)	$12.61	4.73%	$227,657	0.86	%(l)	6.08%	92%
04/30/2003 - 03/31/2004	(0.53)	12.78	17.15	100,007	0.86	*(j)(l)	5.65 *	99

California Intermediate Municipal Bond Fund

Class D
03/31/2005	$(0.38)	$9.96	1.20%	$4,078	0.85%		3.77%	59%
03/31/2004	(0.38)	10.22	3.78	4,449	0.85		3.74	137
03/31/2003	(0.46)	10.22	5.16	6,046	0.85		3.91	101
03/31/2002	(0.83)	10.16	3.77	1,444	0.87	(d)	4.41	94
03/31/2001	(0.45)	10.60	10.21	181	0.86	(d)	4.26	257

California Municipal Bond Fund

Class D
03/31/2005	$(0.37)	$10.30	2.46%	$112	0.85%		3.59%	46%
03/31/2004	(0.42)	10.42	4.67	110	0.85		3.78	157
03/31/2003	(0.43)	10.36	7.76	92	0.85		4.14	221
03/31/2002	(0.73)	10.02	3.81	11	0.87	(d)	3.44	164
07/31/2000 - 03/31/2001	(0.74)	10.35	7.82	10	0.85	*	4.47 *	338

CommodityRealReturn Strategy Fund

Class D
03/31/2005	$(0.95)	$16.23	10.36%	$1,089,498	1.24%		2.50%	264%
03/31/2004	(1.54)	15.66	44.79	555,629	1.24		1.33	290
11/29/2002 - 03/31/2003	(0.76)	12.03	12.71	3,069	1.24	*(i)	(40.25)*	492

Diversified Income Fund

Class D
03/31/2005	$(0.56)	$10.87	5.53%	$25,615	1.17	%(m)	4.52%	44%
07/31/2003 - 03/31/2004	(0.31)	10.84	11.62	18,639	1.20	*(k)	3.72 *	33

Emerging Markets Bond Fund

Class D
03/31/2005	$(0.85)	$10.58	6.75%	$187,004	1.25%		3.85%	415%
03/31/2004	(1.58)	10.73	23.35	192,006	1.25		4.22	461
03/31/2003	(0.91)	10.05	15.66	92,630	1.27	(e)	6.49	388
03/31/2002	(1.25)	9.60	30.94	27,004	1.26	(e)	6.83	620
03/31/2001	(1.20)	8.40	12.58	11	1.33	(e)	9.33	902

Floating Income Fund

Class D
07/30/2004 - 03/31/2005	$(0.18)	$10.17	3.54%	$43,347	0.95	%*	2.30%*	18%

Foreign Bond Fund (Unhedged)

Class D
04/30/2004 - 03/31/2005	$(0.25)	$10.83	10.80%	$85,296	0.95	%*(c)	1.78%*	344%

Foreign Bond Fund (U.S. Dollar-Hedged)

Class D
03/31/2005	$(0.54)	$10.56	5.59%	$235,709	0.95%		2.44%	477%
03/31/2004	(0.49)	10.52	3.00	174,591	0.96	(b)	2.85	711
03/31/2003	(0.61)	10.70	9.13	144,142	0.95		3.89	589
03/31/2002	(0.45)	10.39	5.21	53,177	0.96	(b)	4.07	434
03/31/2001	(0.75)	10.32	10.84	26,590	0.99	(b)	5.37	417

GNMA Fund

Class D
03/31/2005	$(0.33)	$11.01	2.31%	$8,250	0.90%		1.78%	1,209%
03/31/2004	(0.38)	11.09	3.80	8,773	0.92	(g)	0.98	1,409
03/31/2003	(0.48)	11.05	8.16	6,083	0.95	(h)	1.69	763
05/31/2001 - 03/31/2002	(0.46)	10.67	7.40	985	1.01	*(f)	2.03 *	1,292

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(h)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(j)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(m)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  121

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
High Yield Fund

Class D
03/31/2005	$9.69	$0.63	$0.02	$0.65	$(0.64)	$0.00	$0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00	0.00
03/31/2001	10.22	1.52	(0.99)	0.53	(0.87)	0.00	0.00

International StocksPLUS TR Strategy Fund

Class D
03/31/2005	$10.76	$0.10	$1.06	$1.16	$(1.03)	$(0.34)	$(0.15)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00	0.00

Investment Grade Corporate Bond Fund

Class D
07/30/2004 - 03/31/2005	$10.47	$0.24	$0.13	$0.37	$(0.26)	$(0.20)	$0.00

Low Duration Fund

Class D
03/31/2005	$10.31	$0.18	$(0.13)	$0.05	$(0.19)	$(0.06)	$0.00
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)	0.00
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)	0.00
03/31/2002	10.03	0.45	0.09	0.54	(0.50)	(0.01)	0.00
03/31/2001	9.81	0.62	0.24	0.86	(0.64)	0.00	0.00

Municipal Bond Fund

Class D
03/31/2005	$10.32	$0.39	$(0.19)	$0.20	$(0.38)	$0.00	$0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)	0.00
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)	0.00
03/31/2001	9.47	0.43	0.56	0.99	(0.44)	0.00	0.00

New York Municipal Bond Fund

Class D
03/31/2005	$10.87	$0.33	$(0.10)	$0.23	$(0.33)	$0.00	$0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)	0.00
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)	0.00
03/31/2002	10.64	0.45	0.17	0.62	(0.45)	(0.46)	0.00
03/31/2001	9.94	0.44	0.77	1.21	(0.42)	(0.09)	0.00

Real Return Fund

Class D
03/31/2005	$11.79	$0.36	$(0.03)	$0.33	$(0.38)	$(0.32)	$0.00
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)	0.00
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)	0.00
03/31/2002	10.40	0.32	0.12	0.44	(0.45)	(0.10)	0.00
03/31/2001	9.92	0.72	0.60	1.32	(0.76)	(0.08)	0.00

RealEstateRealReturn Strategy Fund

Class D
03/31/2005	$11.96	$0.24	$1.31	$1.55	$(3.96)	$(0.22)	$(0.07)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00	0.00

Short Duration Municipal Income Fund

Class D
03/31/2005	$10.17	$0.24	$(0.22)	$0.02	$(0.24)	$0.00	$0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00	0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00	0.00
03/31/2002	10.16	0.30	0.09	0.39	(0.34)	(0.04)	0.00
03/31/2001	9.98	0.41	0.17	0.58	(0.40)	0.00	0.00

122  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
High Yield Fund

Class D
03/31/2005	$(0.64)	$9.70	6.87%	$379,729	0.90%		6.47%	62%
03/31/2004	(0.65)	9.69	16.62	461,971	0.90		6.75	105
03/31/2003	(0.71)	8.90	5.18	271,072	0.90		8.01	129
03/31/2002	(0.75)	9.19	0.68	121,572	0.90		7.84	96
03/31/2001	(0.87)	9.88	5.40	32,820	0.90		15.04	53

International StocksPLUS TR Strategy Fund

Class D
03/31/2005	$(1.52)	$10.40	9.71%	$367	1.35%		0.90%	666%
10/30/2003 - 03/31/2004	(0.26)	10.76	10.27	110	1.35	*(h)	10.17 *	41

Investment Grade Corporate Bond Fund

Class D
07/30/2004 - 03/31/2005	$(0.46)	$10.38	3.48%	$166	0.90	%*	3.48%*	57%

Low Duration Fund

Class D
03/31/2005	$(0.25)	$10.11	0.58%	$691,405	0.75%		1.77%	278%
03/31/2004	(0.27)	10.31	2.41	644,925	0.75		1.66	247
03/31/2003	(0.49)	10.33	7.73	438,641	0.75		2.97	218
03/31/2002	(0.51)	10.06	5.57	107,165	0.75		4.54	569
03/31/2001	(0.64)	10.03	9.10	19,282	0.82	(b)	6.23	348

Municipal Bond Fund

Class D
03/31/2005	$(0.38)	$10.14	2.03%	$25,132	0.85%		3.88%	64%
03/31/2004	(0.38)	10.32	5.20	24,732	0.85		3.70	115
03/31/2003	(0.45)	10.18	6.10	21,509	0.85		4.08	108
03/31/2002	(0.58)	10.03	5.95	6,738	0.85		4.61	231
03/31/2001	(0.44)	10.02	10.74	1,414	0.85		4.41	306

New York Municipal Bond Fund

Class D
03/31/2005	$(0.33)	$10.77	2.17%	$3,348	0.85%		3.07%	42%
03/31/2004	(0.35)	10.87	5.09	3,032	0.85		3.00	147
03/31/2003	(0.52)	10.68	8.35	1,491	0.85		3.36	227
03/31/2002	(0.91)	10.35	6.08	66	0.87	(e)	4.19	204
03/31/2001	(0.51)	10.64	12.44	113	0.90	(e)	4.23	973

Real Return Fund

Class D
03/31/2005	$(0.70)	$11.42	3.00%	$1,210,596	0.90%		3.12%	369%
03/31/2004	(0.86)	11.79	11.24	935,857	0.90		3.05	308
03/31/2003	(0.63)	11.42	17.47	837,960	0.91	(f)	4.05	191
03/31/2002	(0.55)	10.29	4.22	378,576	0.90		3.14	237
03/31/2001	(0.84)	10.40	13.99	57,696	0.94	(f)	7.12	202

RealEstateRealReturn Strategy Fund

Class D
03/31/2005	$(4.25)	$9.26	10.13%	$6,954	1.24%		2.32%	510%
10/30/2003 - 03/31/2004	(0.83)	11.96	29.30	3,920	1.25	*(c)(i)(j)	33.79 *	158

Short Duration Municipal Income Fund

Class D
03/31/2005	$(0.24)	$9.95	0.22%	$33,141	0.78	%(d)	2.41%	104%
03/31/2004	(0.17)	10.17	1.83	42,004	0.80		1.83	226
03/31/2003	(0.22)	10.16	2.10	9,210	0.80		2.22	152
03/31/2002	(0.38)	10.17	3.88	470	0.80		2.93	107
03/31/2001	(0.40)	10.16	5.78	11	0.81	(g)	4.05	208

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.24%.
(d)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12-b-1 fees, respectively.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  123

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Short-Term Fund

Class D
03/31/2005	$10.07	$0.15	$(0.03)	$0.12	$(0.15)	$(0.03)	$0.00
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)	0.00
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)	0.00
03/31/2002	10.03	0.32	0.06	0.38	(0.39)	(0.02)	0.00
03/31/2001	9.95	0.62	0.09	0.71	(0.61)	(0.02)	0.00

StocksPLUS Fund

Class D
03/31/2005	$9.44	$0.10	$0.39	$0.49	$(0.49)	$0.00	$0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00	0.00
03/31/2002	10.12	0.39	(0.36)	0.03	(0.22)	0.00	0.00
03/31/2001	14.08	0.78	(3.59)	(2.81)	(0.24)	(0.91)	0.00

StocksPLUS Total Return Fund

Class D
03/31/2005	$12.12	$0.12	$0.65	$0.77	$(0.12)	$(0.42)	$0.00
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)	0.00

Total Return Mortgage Fund

Class D
03/31/2005	$10.83	$0.23	$0.06	$0.29	$(0.27)	$(0.23)	$0.00
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)	0.00
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)	0.00
03/31/2002	10.42	0.35	0.35	0.70	(0.37)	(0.40)	0.00
03/31/2001	9.97	0.59	0.63	1.22	(0.59)	(0.18)	0.00

124  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**	Portfolio Turnover Rate
Short-Term Fund

Class D
03/31/2005	$(0.18)	$10.01	1.20%	$204,131	0.75%		1.47%	356%
03/31/2004	(0.15)	10.07	1.79	233,211	0.75		1.18	268
03/31/2003	(0.28)	10.04	3.30	137,874	0.75		2.52	77
03/31/2002	(0.41)	10.00	3.80	81,643	0.82	(b)	3.20	131
03/31/2001	(0.63)	10.03	7.33	6,613	1.31	(b)	6.14	121

StocksPLUS Fund

Class D
03/31/2005	$(0.49)	$9.44	5.32%	$12,434	1.05%		1.05%	371%
03/31/2004	(0.70)	9.44	34.43	8,660	1.05		0.62	287
03/31/2003	(0.12)	7.56	(22.71)	2,000	1.05		2.17	282
03/31/2002	(0.22)	9.93	0.22	1,998	1.06	(d)	3.88	455
03/31/2001	(1.15)	10.12	(21.27)	2,769	1.05		6.08	270

StocksPLUS Total Return Fund

Class D
03/31/2005	$(0.54)	$12.35	6.20%	$1,430	1.19	%(e)	1.00%	414%
07/31/2003 - 03/31/2004	(0.42)	12.12	16.90	524	1.19	*(e)	0.22 *	282

Total Return Mortgage Fund

Class D
03/31/2005	$(0.50)	$10.62	2.67%	$99,056	0.90%		2.16%	824%
03/31/2004	(0.39)	10.83	4.48	103,329	0.95	(c)	1.35	993
03/31/2003	(0.53)	10.75	9.05	126,132	0.90		1.96	844
03/31/2002	(0.77)	10.35	7.43	28,929	0.90		3.37	1193
03/31/2001	(0.77)	10.42	12.69	1,261	0.90		5.78	848

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  125

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund
Assets:

Investments, at value	$0	$125,711	$15,719	$8,702,050	$1,007,847	$2,482,904
Investments in Affiliates, at value	5,661,116	0	0	0	0	0
Repurchase agreements, at value	0	0	0	0	0	0
Cash	101,727	4	1	1,801	2,078	106
Foreign currency, at value	0	0	0	8,651	5,699	0
Receivable for investments sold	0	0	0	0	310	514,927
Receivable for investments in Affiliates sold	21,344	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	0	0	114,195	0	0
Unrealized appreciation on forward foreign currency contracts	0	0	0	1,773	3,521	1,631
Receivable for Fund shares sold	26,863	54	1	70,257	2,630	18,112
Interest and dividends receivable	0	1,885	195	58,458	14,914	25,108
Interest and dividends receivable from Affiliates	12,646	0	0	0	0	0
Variation margin receivable	0	0	33	4,886	369	86
Manager reimbursement receivable	117	0	0	0	0	0
Swap premiums paid	0	301	0	4,754	2,431	221
Unrealized appreciation on swap agreements	0	0	0	66,943	1,746	12,033
Other assets	0	1	0	0	0	0

	5,823,813	127,956	15,949	9,033,768	1,041,545	3,055,128

Liabilities:

Payable for investments purchased	$0	$0	$0	$79,642	$3,507	$2,157
Payable for investments in Affiliates purchased	105,591	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	0	0	692,760	0	920,296
Unrealized depreciation on forward foreign currency contracts	0	0	0	1,550	326	1,102
Payable for short sales	0	0	0	113,279	0	0
Overdraft due to Custodian	0	0	0	0	0	0
Written options outstanding	0	135	43	879	548	0
Payable for Fund shares redeemed	4,870	185	22	16,363	1,199	12,195
Dividends payable	0	83	6	0	1,099	789
Accrued investment advisory fee	926	27	3	3,203	405	833
Accrued administration fee	923	29	3	2,542	286	829
Accrued distribution fee	606	0	0	953	36	141
Accrued servicing fee	432	10	1	908	27	147
Variation margin payable	0	0	41	0	0	0
Recoupment payable to Manager	0	0	0	0	0	0
Swap premiums received	0	0	0	20,773	44	15
Unrealized depreciation on swap agreements	0	270	0	122	480	71
Other liabilities	0	0	0	3,004	0	325

	113,348	739	119	935,978	7,957	938,900

Net Assets	$5,710,465	$127,217	$15,830	$8,097,790	$1,033,588	$2,116,228

Net Assets Consist of:

Paid in capital	$5,649,274	$127,950	$15,520	$7,371,078	$1,018,394	$2,044,304
Undistributed (overdistributed) net investment income	5,587	299	12	624,293	(3,449)	30,742
Accumulated undistributed net realized gain (loss)	(4,315)	(3,342)	(144)	(21,933)	(61)	(18,796)
Net unrealized appreciation (depreciation)	59,919	2,310	442	124,352	18,704	59,978

	$5,710,465	$127,217	$15,830	$8,097,790	$1,033,588	$2,116,228

Net Assets:

Class D	$227,657	$4,078	$112	$1,089,498	$25,615	$187,004
Other Classes	5,482,808	123,139	15,718	7,008,292	1,007,973	1,929,224

Shares Issued and Outstanding:

Class D	18,057	409	11	67,131	2,356	17,669

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$12.61	$9.96	$10.30	$16.23	$10.87	$10.58

Cost of Investments Owned	$0	$123,096	$15,275	$8,643,100	$993,934	$2,435,083

Cost of Investments in Affiliates Owned	$5,601,197	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$0	$8,649	$5,723	$0

126  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Floating Income Fund	Foreign Income Fund	Foreign Bond Fund (U.S. Dollar- Hedged)	CNMA Fund	High Yield Fund	International StocksPLUS TR Strategy Fund
Assets:

Investments, at value	$973,129	$1,405,114	$1,964,155	$895,258	$6,415,521	$262,912
Investments in Affiliates, at value	0	0	0	0	0	0
Repurchase agreements, at value	0	0	0	0	0	0
Cash	615	188	443	331	0	48
Foreign currency, at value	1,746	11,272	21,472	0	17,252	464
Receivable for investments sold	1,597	81,043	113,180	211,021	83,577	2,698
Receivable for investments in Affiliates sold	0	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	877	245,496	0	36,964	6,722
Unrealized appreciation on forward foreign currency contracts	635	3,531	32,374	0	12,442	4,973
Receivable for Fund shares sold	13,202	17,889	10,419	635	25,127	42
Interest and dividends receivable	5,250	11,063	26,821	1,430	123,671	546
Interest and dividends receivable from Affiliates	0	0	0	0	0	0
Variation margin receivable	0	2,254	4,552	81	3,331	534
Manager reimbursement receivable	11	3	0	0	0	0
Swap premiums paid	5,694	3,128	13,340	316	774	78
Unrealized appreciation on swap agreements	1,413	5,959	12,283	103	18,954	806
Other assets	0	0	0	0	700	11

	1,003,292	1,542,321	2,444,535	1,109,175	6,738,313	279,834

Liabilities:

Payable for investments purchased	$11,410	$48,437	$78,040	$452,435	$10,842	$55,110
Payable for investments in Affiliates purchased	0	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	11,087	111,154	126,552	0	63,248	0
Unrealized depreciation on forward foreign currency contracts	31	23,957	232	0	2,908	43
Payable for short sales	0	876	277,357	57,021	0	6,682
Overdraft due to Custodian	0	0	0	0	5,798	0
Written options outstanding	421	226	1,998	225	986	79
Payable for Fund shares redeemed	2,240	1,407	3,967	1,165	39,737	8
Dividends payable	190	244	403	109	9,196	0
Accrued investment advisory fee	224	256	390	126	1,457	101
Accrued administration fee	216	311	500	148	1,858	57
Accrued distribution fee	6	49	102	0	1,180	3
Accrued servicing fee	50	70	138	98	666	2
Variation margin payable	0	0	1,181	54	0	0
Recoupment payable to Manager	0	0	0	0	0	5
Swap premiums received	1	9,419	21,130	96	11,721	1,399
Unrealized depreciation on swap agreements	2,317	1,697	23,424	244	2,132	5,517
Other liabilities	0	0	6	0	9	0

	28,193	198,103	535,420	511,721	151,738	69,006

Net Assets	$975,099	$1,344,218	$1,909,115	$597,454	$6,586,575	$210,828

Net Assets Consist of:

Paid in capital	$978,736	$1,349,834	$1,856,487	$600,265	$6,710,043	$214,657
Undistributed (overdistributed) net investment income	(1,359)	12,342	(140,052)	661	(33,786)	(1,589)
Accumulated undistributed net realized gain (loss)	33	(2,029)	(1,588)	606	(305,959)	(1,260)
Net unrealized appreciation (depreciation)	(2,311)	(15,929)	194,268	(4,078)	216,277	(980)

	$975,099	$1,344,218	$1,909,115	$597,454	$6,586,575	$210,828

Net Assets:

Class D	$43,347	$85,296	$235,709	$8,250	$379,961	$367
Other Classes	931,752	1,258,922	1,673,406	589,204	6,206,614	210,461

Shares Issued and Outstanding:

Class D	4,261	7,877	22,317	749	39,166	35

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$10.17	$10.83	$10.56	$11.01	$9.70	$10.40

Cost of Investments Owned	$975,126	$1,407,051	$1,791,452	$899,137	$6,203,317	$263,209

Cost of Investments in Affiliates Owned	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$1,747	$11,428	$21,771	$0	$17,277	$467

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  127

Statements of Assets and Liabilities (Cont.)

March 31, 2005

Amounts in thousands, except per share amounts	Investment Grade Corporate Bond Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
Assets:

Investments, at value	$34,552	$12,595,890	$319,808	$22,282	$17,158,539
Repurchase agreements, at value	0	1,775,000	0	0	0
Cash	0	0	207	1	0
Foreign currency, at value	62	12,774	0	0	9,596
Receivable for investments sold	1,033	67,369	0	0	187,887
Receivable for investments sold on delayed delivery basis	0	0	0	0	838,844
Unrealized appreciation on forward foreign currency contracts	18	13,916	0	0	9,592
Receivable for Fund shares sold	37	49,290	2,313	44	73,493
Interest and dividends receivable	497	32,250	4,913	261	130,436
Variation margin receivable	47	7,115	756	3	10,477
Swap premiums paid	2	1,251	279	0	16,018
Unrealized appreciation on swap agreements	93	14,055	1,539	0	84,271
Other assets	0	0	0	0	0

	36,341	14,568,910	329,815	22,591	18,519,153

Liabilities:

Payable for investments purchased	$0	$777,752	$0	$0	$201,735
Payable for investments purchased on delayed delivery basis	319	0	0	0	3,033,751
Unrealized depreciation on forward foreign currency contracts	4	3,594	0	0	3,224
Payable for reverse repurchase agreements	0	0	0	0	130,207
Payable for short sales	0	0	0	0	836,012
Overdraft due to Custodian	365	10,355	0	0	675
Written options outstanding	14	0	435	41	1,612
Payable for Fund shares redeemed	87	58,041	1,484	57	36,533
Dividends payable	18	4,185	289	17	1,428
Accrued investment advisory fee	8	2,932	69	5	2,947
Accrued administration fee	9	2,779	84	6	3,748
Accrued distribution fee	1	772	57	0	2,038
Accrued servicing fee	1	858	41	4	1,737
Variation margin payable	0	253	753	0	0
Recoupment payable to Manager	0	0	0	0	0
Swap premiums received	110	0	2,160	0	48,891
Unrealized depreciation on swap agreements	1	4,394	250	0	1,485
Other liabilities	0	0	0	0	13,560
	937	865,915	5,622	130	4,319,583

Net Assets	$35,404	$13,702,995	$324,193	$22,461	$14,199,570

Net Assets Consist of:

Paid in capital	$35,588	$13,844,824	$321,828	$22,220	$13,761,228
Undistributed (overdistributed) net investment income	29	(38,801)	686	(7)	32,717
Accumulated undistributed net realized gain (loss)	76	16,549	(7,764)	(4)	(101,994)
Net unrealized appreciation (depreciation)	(289)	(119,577)	9,443	252	507,619

	$35,404	$13,702,995	$324,193	$22,461	$14,199,570

Net Assets:

Class D	$166	$691,405	$25,132	$3,348	$1,210,596
Other Classes	35,238	13,011,590	299,061	19,113	12,988,974

Shares Issued and Outstanding:

Class D	16	68,410	2,479	311	105,962

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$10.38	$10.11	$10.14	$10.77	$11.42

Cost of Investments Owned	$34,793	$12,626,881	$311,542	$22,022	$16,729,287

Cost of Repurchase Agreements Owned	$0	$1,775,000	$0	$0	$0

Cost of Foreign Currency Held	$62	$12,785	$0	$0	$9,599

128  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands, except per share amounts	RealEstate- RealReturn Strategy Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund

Assets:

Investments, at value	$535,719	$402,257	$4,451,506	$1,169,633	$609,384	$1,049,831
Repurchase agreements, at value	0	0	538,800	243,378	0	0
Cash	109	1,199	0	340	2,049	177
Foreign currency, at value	198	0	112	1,944	1,236	0
Receivable for investments sold	0	5,112	1,959	11	18,067	342,874
Receivable for investments sold on delayed delivery basis	8,127	0	268,994	189,416	1,985	1,000
Unrealized appreciation on forward foreign currency contracts	140	0	22	4,511	560	0
Receivable for Fund shares sold	11,697	996	13,388	2,295	102	881
Interest and dividends receivable	3,640	5,245	16,430	6,075	1,101	1,641
Variation margin receivable	254	539	11,262	7,557	718	59
Swap premiums paid	14	671	176	0	73	1,019
Unrealized appreciation on swap agreements	1,563	627	1,196	54	447	83
Other assets	0	0	224	0	0	0

	561,461	416,646	5,304,069	1,625,214	635,722	1,397,565

Liabilities:

Payable for investments purchased	$43,712	$9,624	$651,238	$24,204	$181,676	$646,618
Payable for investments purchased on delayed delivery basis	36,755	0	161,738	0	0	1,002
Unrealized depreciation on forward foreign currency contracts	128	0	808	586	357	0
Payable for reverse repurchase agreements	0	0	0	0	0	0
Payable for short sales	8,076	0	170,504	188,045	1,972	112,441
Overdraft due to Custodian	0	0	27	0	0	0
Written options outstanding	49	334	2,288	154	271	133
Payable for Fund shares redeemed	338	3,283	67,854	13,092	6,861	530
Dividends payable	0	270	1,268	0	0	65
Accrued investment advisory fee	146	72	917	514	214	134
Accrued administration fee	85	89	813	373	124	156
Accrued distribution fee	14	13	226	152	29	2
Accrued servicing fee	11	51	187	86	19	62
Variation margin payable	0	539	9,061	8,013	605	0
Recoupment payable to Manager	6	0	0	0	0	0
Swap premiums received	1,563	1,141	1,280	488	426	77
Unrealized depreciation on swap agreements	6,776	0	1,280	2,464	306	136
Other liabilities	157	0	0	0	0	0
	97,816	15,416	1,069,489	238,171	192,860	761,356

Net Assets	$463,645	$401,230	$4,234,580	$1,387,043	$442,862	$636,209

Net Assets Consist of:

Paid in capital	$459,106	$412,648	$4,242,673	$1,618,092	$422,694	$640,656
Undistributed (overdistributed) net investment income	6,595	(8)	12,275	8,412	10,418	598
Accumulated undistributed net realized gain (loss)	(3,342)	(8,330)	(12,993)	(212,317)	21,896	(2,921)
Net unrealized appreciation (depreciation)	1,286	(3,080)	(7,375)	(27,144)	(12,146)	(2,124)

	$463,645	$401,230	$4,234,580	$1,387,043	$442,862	$636,209

Net Assets:

Class D	$6,954	$33,141	$204,131	$12,434	$1,430	$99,056
Other Classes	456,691	368,089	4,030,449	1,374,609	441,432	537,153

Shares Issued and Outstanding:

Class D	751	3,329	20,387	1,317	116	9,324

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class D	$9.26	$9.95	$10.01	$9.44	$12.35	$10.62

Cost of Investments Owned	$529,273	$405,878	$4,452,196	$1,167,419	$609,685	$1,051,723

Cost of Repurchase Agreements Owned	$0	$0	$538,800	$243,378	$0	$0

Cost of Foreign Currency Held	$198	$0	$112	$1,982	$1,239	$0

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  129

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund
Investment Income:

Interest, net of foreign taxes	$0	$5,827	$714	$207,346	$50,734	$82,958
Dividends	0	0	0	0	143	568
Dividends from Affiliate investments	259,617	0	0	0	0	0
Miscellaneous income	117	0	0	4	23	0

Total Income	259,734	5,827	714	207,350	50,900	83,526

Expenses:

Investment advisory fees	7,057	315	40	27,291	4,000	7,360
Administration fees	6,968	354	43	21,705	2,822	7,446
Servicing fees - Class D	321	10	0	1,807	48	425
Distribution and/or servicing fees - Other Classes	7,599	120	12	14,465	477	2,591
Trustees’ fees	0	0	0	15	2	4
Organization costs	0	0	0	0	0	0
Interest expense	0	2	0	10	0	18
Miscellaneous expense	0	0	0	165	14	5

Total Expenses	21,945	801	95	65,458	7,363	17,849

Reimbursement by Manager	(1,474)	0	0	0	0	0

Net Expenses	20,471	801	95	65,458	7,363	17,849

Net Investment Income	239,263	5,026	619	141,892	43,537	65,677

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	0	259	103	20,228	461	24,850
Net realized (loss) on Affiliate investments	(5,021)	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	14,957	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	(1,509)	(77)	658,566	5,685	12,292
Net realized gain (loss) on foreign currency transactions	0	0	0	(2,550)	(5,184)	5,385
Net change in unrealized appreciation (depreciation) on investments	0	(1,767)	(212)	(22,038)	2,883	(6,743)
Net change in unrealized (depreciation) on Affiliate investments	(22,432)	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	(284)	30	(46,011)	951	6,048
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	628	2,554	(215)

Net Gain (Loss)	(12,496)	(3,301)	(156)	608,823	7,350	41,617

Net Increase in Net Assets Resulting from Operations	$226,767	$1,725	$463	$750,715	$50,887	$107,294

130  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	Floating Income Fund*	Foreign Bond Fund (Unhedged)**	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	International StocksPLUS TR Strategy Fund
Investment Income:

Interest, net of foreign taxes	$7,619	$10,061	$55,159	$13,339	$512,519	$3,673
Dividends	36	17	200	13	3,160	49
Dividends from Affiliate investments	0	0	0	0	0	0
Miscellaneous income	112	2	66	0	1,826	1

Total Income	7,767	10,080	55,425	13,352	517,505	3,723

Expenses:

Investment advisory fees	693	899	4,078	1,206	17,549	970
Administration fees	690	1,079	5,310	1,491	22,510	538
Servicing fees - Class D	29	63	493	23	1,022	1
Distribution and/or servicing fees - Other Classes	176	327	2,310	1,235	22,114	25
Trustees’ fees	1	1	4	1	19	0
Organization costs	22	20	0	0	0	0
Interest expense	0	0	10	5	6	3
Miscellaneous expense	1	2	4	0	17	12

Total Expenses	1,612	2,391	12,209	3,961	63,237	1,549

Reimbursement by Manager	(11)	(3)	0	0	0	0

Net Expenses	1,601	2,388	12,209	3,961	63,237	1,549

Net Investment Income	6,166	7,692	43,216	9,391	454,268	2,174

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	73	2,277	7,522	4,246	116,221	1,578
Net realized (loss) on Affiliate investments	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	932	4,237	9,840	155	14,636	32,155
Net realized gain (loss) on foreign currency transactions	(380)	10,416	(43,640)	0	11,499	(15,788)
Net change in unrealized appreciation (depreciation) on investments	(1,997)	(1,854)	12,345	(4,320)	(126,994)	(312)
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(948)	6,386	29,023	(90)	1,108	(5,910)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	636	(20,461)	36,496	0	1,852	4,927

Net Gain (Loss)	(1,684)	1,001	51,586	(9)	18,322	16,650

Net Increase in Net Assets Resulting from Operations	$4,482	$8,693	$94,802	$9,382	$472,590	$18,824

*	Inception date was July 30, 2004.
**	Inception date was April 30, 2004.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  131

Statements of Operations (Cont.)

Year Ended March 31, 2005

Amounts in thousands	Investment Grade Corporate Bond Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund
Investment Income:

Interest	$1,430	$355,995	$15,865	$790	$489,339
Dividends	13	3,973	0	0	267
Miscellaneous income	0	47	0	1	11

Total Income	1,443	360,015	15,865	791	489,617

Expenses:

Investment advisory fees	78	35,842	844	50	30,325
Administration fees	80	34,327	1,072	72	38,888
Servicing fees - Class D	0	1,695	58	8	2,488
Distribution and/or servicing fees - Other Classes	9	19,648	1,178	40	38,651
Trustees’ fees	0	38	1	0	32
Interest expense	0	0	5	0	139
Miscellaneous expense	0	33	1	0	31

Total Expenses	167	91,583	3,159	170	110,554

Net Investment Income	1,276	268,432	12,706	621	379,063

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	134	10,360	1,055	95	152,249
Net realized gain (loss) on futures contracts, options and swaps	6	21,576	(2,082)	(25)	7,609
Net realized gain (loss) on foreign currency transactions	(11)	2,183	0	0	(13,792)
Net change in unrealized appreciation (depreciation) on investments	(1,121)	(110,534)	(9,064)	(366)	(227,062)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(58)	(108,493)	3,204	27	81,883
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	6	5,461	0	0	6,088

Net Gain (Loss)	(1,044)	(179,447)	(6,887)	(269)	6,975

Net Increase in Net Assets Resulting from Operations	$232	$88,985	$5,819	$352	$386,038

132  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	RealEstate- RealReturn Strategy Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
Investment Income:

Interest	$13,646	$14,550	$99,692	$35,245	$9,442	$9,325
Dividends	0	0	0	272	35	6
Miscellaneous income	0	4	237	14	2	0

Total Income	13,646	14,554	99,929	35,531	9,479	9,331

Expenses:

Investment advisory fees	1,516	914	11,282	6,937	2,184	726
Administration fees	862	1,425	10,895	4,955	1,261	983
Servicing fees - Class D	7	89	559	27	2	247
Distribution and/or servicing fees - Other Classes	201	915	5,069	3,567	470	526
Trustees’ fees	1	1	12	5	1	1
Interest expense	12	3	0	0	1	3
Miscellaneous expense	15	1	10	4	18	1

Total Expenses	2,614	3,348	27,827	15,495	3,937	2,487

Net Investment Income	11,032	11,206	72,102	20,036	5,542	6,844

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(4,003)	(893)	(4,779)	(5,361)	297	(896)
Net realized gain (loss) on futures contracts, options and swaps	48,726	(3,844)	17,555	109,503	32,307	709
Net realized gain (loss) on foreign currency transactions	80	0	1,426	(4,725)	(68)	0
Net change in unrealized appreciation (depreciation) on investments	489	(8,345)	(10,516)	(1,512)	(770)	(3,356)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(19,141)	3,319	(11,798)	(12,375)	(7,800)	(137)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	38	0	(523)	3,898	259	0

Net Gain (Loss)	26,189	(9,763)	(8,635)	89,428	24,225	(3,680)

Net Increase in Net Assets Resulting from Operations	$37,221	$1,443	$63,467	$109,464	$29,767	$3,164

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  133

Statements of Changes in Net Assets

	All Asset Fund		California Intermediate Municipal Bond Fund		California Municipal Bond Fund
Amounts in thousands	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$239,263	$44,814	$5,026	$5,385	$619	$608
Net realized gain (loss)	0	1,354	(1,250)	1,165	26	74
Net realized loss on Affiliate investments	(5,021)	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	14,957	10,885	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	82,246	(2,051)	(1,726)	(182)	119
Net change in unrealized depreciation on Affiliate investments	(22,432)	0	0	0	0	0

Net increase resulting from operations	226,767	139,299	1,725	4,824	463	801

Distributions to Shareholders:

From net investment income
Class D	(7,976)	(957)	(154)	(184)	(4)	(1)
Other Classes	(236,285)	(32,415)	(4,863)	(5,199)	(615)	(608)

From net realized capital gains
Class D	(701)	(194)	0	0	0	0
Other Classes	(20,251)	(6,296)	0	0	0	(58)

Total Distributions	(265,213)	(39,862)	(5,017)	(5,383)	(619)	(667)

Fund Share Transactions:

Receipts for shares sold
Class D	163,732	100,974	880	3,165	0	110
Other Classes	4,013,726	1,699,733	35,710	37,200	2,449	3,677
Issued as reinvestment of distributions
Class D	6,296	857	98	147	3	1
Other Classes	215,710	32,864	3,924	4,016	535	567

Cost of shares redeemed
Class D	(39,145)	(5,172)	(1,243)	(4,865)	0	(94)
Other Classes	(454,375)	(238,509)	(35,970)	(69,184)	(3,008)	(3,610)
Net increase (decrease) resulting from Fund share transactions	3,905,944	1,590,748	3,399	(29,521)	(21)	651

Fund Redemption Fee	136	0	1	0	0	0

Total Increase (Decrease) in Net Assets	3,867,634	1,690,185	108	(30,080)	(177)	785

Net Assets:
Beginning of period	1,842,831	152,646	127,109	157,189	16,007	15,222

End of period*	$5,710,465	$1,842,831	$127,217	$127,109	$15,830	$16,007

* Including undistributed (overdistributed) net investment income of:	$5,587	$11,567	$299	$302	$12	$2

134  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	CommodityRealReturn Strategy Fund		Diversified Income Fund		Emerging Markets Bond Fund		Floating Income Fund	Foreign Bond Fund (Unhedged)
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Period from July 30, 2003 to March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Period from July 30, 2004 to March 31, 2005	Period from April 30, 2004 to March 31, 2005
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$141,892	$15,879	$43,537	$8,730	$65,677	$46,336	$6,166	$7,692
Net realized gain (loss)	676,244	313,968	962	1,617	42,527	131,955	625	16,930
Net realized loss on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(67,421)	201,922	6,388	12,314	(910)	29,736	(2,309)	(15,929)
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	0	0	0	0

Net increase resulting from operations	750,715	531,769	50,887	22,661	107,294	208,027	4,482	8,693

Distributions to Shareholders:

From net investment income
Class D	(40,057)	(22,027)	(896)	(133)	(7,268)	(6,932)	(368)	(447)
Other Classes	(275,940)	(137,765)	(44,076)	(9,036)	(65,532)	(43,321)	(7,730)	(7,162)

From net realized capital gains
Class D	(9,032)	(1,445)	(86)	(2)	(6,696)	(13,893)	(1)	(440)
Other Classes	(63,370)	(9,556)	(3,815)	(313)	(61,579)	(91,950)	(19)	(6,261)

Total Distributions	(388,399)	(170,793)	(48,873)	(9,484)	(141,075)	(156,096)	(8,118)	(14,310)

Fund Share Transactions:

Receipts for shares sold
Class D	829,194	548,802	21,884	19,993	110,751	332,073	46,120	93,126
Other Classes	4,897,033	3,296,690	485,087	727,966	1,490,576	1,452,636	991,675	1,321,030
Issued as reinvestment of distributions
Class D	43,320	20,332	844	60	12,784	19,028	341	784
Other Classes	261,563	119,428	35,549	7,398	115,347	111,892	7,152	12,418

Cost of shares redeemed
Class D	(384,785)	(61,903)	(15,356)	(1,610)	(121,833)	(258,584)	(3,053)	(8,368)
Other Classes	(2,019,333)	(308,651)	(243,559)	(19,807)	(912,383)	(1,004,594)	(63,504)	(69,207)
Net increase (decrease) resulting from Fund share transactions	3,626,992	3,614,698	284,449	733,940	695,242	652,451	978,731	1,349,783
Fund Redemption Fee	432	29	8	0	51	0	4	52

Total Increase (Decrease) in Net Assets	3,989,740	3,975,703	286,471	747,117	661,512	704,382	975,099	1,344,218

Net Assets:
Beginning of period	4,108,050	132,347	747,117	0	1,454,716	750,334	0	0

End of period*	$8,097,790	$4,108,050	$1,033,588	$747,117	$2,116,228	$1,454,716	$975,099	$1,344,218

* Including undistributed (overdistributed) net investment income of:	$624,293	$(94,181)	$(3,449)	$217	$30,742	$45,655	$(1,359)	$12,342

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  135

Statements of Changes in Net Assets (Cont.)

	Foreign Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund		International StocksPLUS TR Strategy Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$43,216	$45,948	$9,391	$2,436	$454,268	$501,442	$2,174	$38
Net realized gain (loss)	(26,278)	39,442	4,401	8,187	142,356	203,499	17,945	1,348
Net change in unrealized appreciation (depreciation)	77,864	(38,687)	(4,410)	278	(124,034)	388,174	(1,295)	317

Net increase resulting from operations	94,802	46,703	9,382	10,901	472,590	1,093,115	18,824	1,703

Distributions to Shareholders:

From net investment income
Class D	(4,232)	(4,334)	(205)	(173)	(26,789)	(27,681)	(23)	(1)
Other Classes	(34,122)	(38,251)	(11,134)	(6,935)	(433,393)	(481,541)	(17,653)	(494)

From net realized capital gains
Class D	(5,875)	(3,181)	(73)	(60)	0	0	(10)	0
Other Classes	(44,044)	(27,321)	(4,577)	(3,140)	0	0	(6,170)	0

Tax basis return of capital
Class D	0	0	0	0	0	0	(3)	0
Other Classes	0	0	0	0	0	0	(2,407)	0

Total Distributions	(88,273)	(73,087)	(15,989)	(10,308)	(460,182)	(509,222)	(26,266)	(495)

Fund Share Transactions:

Receipts for shares sold
Class D	126,257	175,002	5,250	10,609	212,763	756,173	439	622
Other Classes	769,315	805,689	435,433	336,198	2,633,204	5,997,367	234,874	21,669
Issued as reinvestment of distributions
Class D	9,118	6,667	186	155	24,479	25,811	33	1
Other Classes	69,573	58,391	14,398	8,222	318,755	336,670	26,183	494

Cost of shares redeemed
Class D	(75,250)	(148,320)	(5,918)	(8,102)	(319,270)	(621,680)	(202)	(504)
Other Classes	(575,803)	(623,739)	(255,884)	(288,554)	(3,696,365)	(5,489,267)	(61,730)	(4,821)
Net increase (decrease) resulting from Fund share transactions	323,210	273,690	193,465	58,528	(826,434)	1,005,074	199,597	17,461
Fund Redemption Fee	48	0	1	0	257	0	3	1

Total Increase (Decrease) in Net Assets	329,787	247,306	186,859	59,121	(813,769)	1,588,967	192,158	18,670

Net Assets:
Beginning of period	1,579,328	1,332,022	410,595	351,474	7,400,344	5,811,377	18,670	0

End of period*	$1,909,115	$1,579,328	$597,454	$410,595	$6,586,575	$7,400,344	$210,828	$18,670

* Including undistributed (overdistributed) net investment income of:	$(140,052)	$(68,059)	$661	$3,519	$(33,786)	$(51,563)	$(1,589)	$(265)

136  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Investment Grade Corporate Bond Fund		Low Duration Fund		Municipal Bond Fund		New York Municipal Bond Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,276	$1,367	$268,432	$246,445	$12,706	$13,718	$621	$588
Net realized gain (loss)	129	892	34,119	87,891	(1,027)	3,495	70	118
Net change in unrealized appreciation (depreciation)	(1,173)	719	(213,566)	9,189	(5,860)	1,532	(339)	221

Net increase resulting from operations	232	2,978	88,985	343,525	5,819	18,745	352	927

Distributions to Shareholders:

From net investment income
Class D	(1)	0	(12,946)	(11,802)	(880)	(745)	(96)	(67)
Other Classes	(1,270)	(1,361)	(276,322)	(297,097)	(11,440)	(12,973)	(525)	(521)

From net realized capital gains
Class D	(1)	0	(4,441)	(2,677)	0	0	0	(4)
Other Classes	(649)	(729)	(84,918)	(61,818)	0	0	0	(32)

Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(1,921)	(2,090)	(378,627)	(373,394)	(12,320)	(13,718)	(621)	(624)

Fund Share Transactions:

Receipts for shares sold
Class D	183	0	400,123	548,682	11,647	19,001	1,212	1,957
Other Classes	27,632	29,759	5,566,261	9,840,712	71,263	219,412	6,797	9,225
Issued as reinvestment of distributions
Class D	2	0	16,284	13,343	592	649	83	67
Other Classes	1,697	1,918	308,891	302,304	7,770	9,029	328	364

Cost of shares redeemed
Class D	(16)	0	(356,162)	(354,935)	(11,392)	(16,541)	(950)	(514)
Other Classes	(23,486)	(24,580)	(6,736,971)	(7,483,249)	(113,823)	(264,826)	(6,168)	(6,312)
Net increase (decrease) resulting from Fund share transactions	6,012	7,097	(801,574)	2,866,857	(33,943)	(33,276)	1,302	4,787
Fund Redemption Fee	6	0	68	0	35	0	0	0

Total Increase (Decrease) in Net Assets	4,329	7,985	(1,091,148)	2,836,988	(40,409)	(28,249)	1,033	5,090

Net Assets:
Beginning of period	31,075	23,090	14,794,143	11,957,155	364,602	392,851	21,428	16,338

End of period*	$35,404	$31,075	$13,702,995	$14,794,143	$324,193	$364,602	$22,461	$21,428

* Including undistributed (overdistributed) net investment income of:	$29	$451	$(38,801)	$47,581	$686	$(38)	$(7)	$(7)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  137

Statements of Changes in Net Assets (Cont.)

	Real Return Fund		RealEstateRealReturn Strategy Fund		Short Duration Municipal Income Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$379,063	$237,048	$11,032	$1,102	$11,206	$7,060
Net realized gain (loss)	146,066	417,368	44,803	11,933	(4,737)	1,976
Net change in unrealized appreciation (depreciation)	(139,091)	277,568	(18,614)	19,902	(5,026)	(2,198)

Net increase resulting from operations	386,038	931,984	37,221	32,936	1,443	6,838

Distributions to Shareholders:

From net investment income
Class D	(32,198)	(25,089)	(1,088)	(20)	(854)	(326)
Other Classes	(359,390)	(213,555)	(55,438)	(5,212)	(10,352)	(6,715)

From net realized capital gains
Class D	(28,746)	(34,615)	(55)	0	0	0
Other Classes	(321,671)	(344,383)	(3,804)	0	0	0

Tax basis return of capital
Class D	0	0	(21)	0	0	0
Other Classes	0	0	(19,181)	0	0	0

Total Distributions	(742,005)	(617,642)	(79,587)	(5,232)	(11,206)	(7,041)

Fund Share Transactions:

Receipts for shares sold
Class D	540,527	576,669	8,715	4,260	6,446	41,181
Other Classes	5,588,221	6,038,738	509,342	274,000	307,065	410,628
Issued as reinvestment of distributions
Class D	57,232	55,664	885	19	316	206
Other Classes	547,021	452,586	74,636	5,192	7,820	5,120

Cost of shares redeemed
Class D	(292,235)	(559,600)	(5,116)	(581)	(14,861)	(8,470)
Other Classes	(2,988,379)	(2,945,916)	(388,747)	(4,326)	(378,544)	(304,647)
Net increase (decrease) resulting from Fund share transactions	3,452,387	3,618,141	199,715	278,564	(71,758)	144,018
Fund Redemption Fee	194	0	28	0	4	0

Total Increase (Decrease) in Net Assets	3,096,614	3,932,483	157,377	306,268	(81,517)	143,815

Net Assets:
Beginning of period	11,102,956	7,170,473	306,268	0	482,747	338,932

End of period*	$14,199,570	$11,102,956	$463,645	$306,268	$401,230	$482,747

* Including undistributed (overdistributed) net investment income of:	$32,717	$159,594	$6,595	$(272)	$(8)	$(8)

138  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Short-Term Fund		StocksPLUS Fund		StocksPLUS Total Return Fund		Total Return Mortgage Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$72,102	$55,231	$20,036	$9,047	$5,542	$545	$6,844	$3,709
Net realized gain (loss)	14,202	15,767	99,417	335,271	32,536	23,494	(187)	7,588
Net change in unrealized appreciation (depreciation)	(22,837)	7,316	(9,989)	(21,998)	(8,311)	(3,941)	(3,493)	133

Net increase resulting from operations	63,467	78,314	109,464	322,320	29,767	20,098	3,164	11,430

Distributions to Shareholders:

From net investment income
Class D	(3,340)	(2,603)	(585)	(525)	(10)	0	(2,476)	(2,846)
Other Classes	(69,997)	(60,843)	(87,547)	(106,470)	(5,798)	(387)	(5,238)	(4,025)

From net realized capital gains
Class D	(682)	(180)	0	0	(30)	(4)	(2,113)	(1,171)
Other Classes	(13,095)	(3,518)	0	0	(18,169)	(5,011)	(3,057)	(1,829)

Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(87,114)	(67,144)	(88,132)	(106,995)	(24,007)	(5,402)	(12,884)	(9,871)

Fund Share Transactions:

Receipts for shares sold
Class D	121,478	225,723	5,585	7,121	1,233	854	38,976	66,551
Other Classes	3,895,537	4,611,754	783,282	973,889	504,816	312,204	466,271	62,927
Issued as reinvestment of distributions
Class D	3,775	2,622	576	521	40	5	4,383	3,773
Other Classes	70,764	51,946	81,719	98,713	22,965	5,130	7,121	4,972

Cost of shares redeemed
Class D	(153,145)	(133,623)	(2,335)	(1,603)	(367)	(353)	(45,488)	(93,582)
Other Classes	(3,934,823)	(3,992,150)	(1,158,607)	(406,605)	(375,908)	(52,401)	(80,562)	(89,859)
Net increase (decrease) resulting from Fund share transactions	3,586	766,272	(289,780)	672,036	152,779	265,439	390,701	(45,218)
Fund Redemption Fee	60	0	8	0	3	0	3	0

Total Increase (Decrease) in Net Assets	(20,001)	777,442	(268,440)	887,361	158,542	280,135	380,984	(43,659)

Net Assets:
Beginning of period	4,254,581	3,477,139	1,655,483	768,122	284,320	4,185	255,225	298,884

End of period*	$4,234,580	$4,254,581	$1,387,043	$1,655,483	$442,862	$284,320	$636,209	$255,225

* Including undistributed (overdistributed) net investment income of:	$12,275	$3,315	$8,412	$(99,259)	$10,418	$6,035	$598	$3,720

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  139

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), 23 of which are presented herein. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total

140  PIMCO Funds Annual Report  |  03.31.05

Return Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund (the “Fund”) currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel (described below) and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to the risk of diminished investment returns.

To the extent the All Asset Fund invests in the CommodityRealReturn Strategy Fund, an Underlying Fund with investments as described in the preceding paragraph, the All Asset Fund would be subject to the risk of diminished investment returns if the CommodityRealReturn Strategy Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of All Asset Fund’s investments, any failure of CommodityRealReturn Strategy Fund to qualify as a regulated investment company could jeopardize All Asset Fund’s own qualification, if it thereby failed to satisfy the asset diversification requirement.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	- Australian Dollar	N$	- New Zealand Dollar
BP	- British Pound	NK	- Norwegian Krone
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RP	- Indian Rupee
CY	- Chinese Yuan Renminbi	RR	- Russian Ruble
DK	- Danish Krone	S$	- Singapore Dollar
EC	- Euro	SF	- Swiss Franc
H$	- Hong Kong Dollar	SK	- Swedish Krona
JY	- Japanese Yen	SR	- South African Rand
KW	- South Korean Won	SV	- Slovakian Koruna
MP	- Mexican Peso	T$	- Taiwan Dollar

03.31.05  |  PIMCO Funds Annual Report  141

Notes to Financial Statements (Cont.)

March 31, 2005

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the High Yield Fund had unfunded loan commitments of $7,495,000.

Bridge Debt Commitments. At the period ended March 31, 2005, the High Yield Fund had $22,226,710 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period, generally within eleven months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of

142  PIMCO Funds Annual Report  |  03.31.05

the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

03.31.05  |  PIMCO Funds Annual Report  143

Notes to Financial Statements (Cont.)

March 31, 2005

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

	Net Investment Income Increase (Decrease) (000s)		Net Investment Income Per Share Increase (Decrease)*
			Class D
Fund Name	2005	2004	2005	2004	2003		2002		2001
All Asset Fund	$0	$0	$0.00	$0.00	$	N/A	$	N/A	$	N/A
California Intermediate Municipal Bond Fund	8	2	0.00	0.00		0.00		0.00		0.00
California Municipal Bond Fund	0	0	0.00	0.00		0.00		0.00		0.00
CommodityRealReturn Strategy Fund	(571,023)	(378,878)	(1.53)	(5.46)		2.85		N/A		N/A
Diversified Income Fund	(1,461)	(445)	(0.02)	(0.02)		N/A		N/A		N/A
Emerging Markets Bond Fund	(6,953)	(3,871)	(0.04)	(0.04)		(0.05)		(0.02)		0.00
Floating Income Fund	(1,935)	N/A	(0.05)	N/A		N/A		N/A		N/A
Foreign Bond Fund (Unhedged)	88	N/A	0.00	N/A		N/A		N/A		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	5,173	5,010	0.03	0.04		0.06		0.00		0.01
GNMA Fund	(27)	0	0.00	0.00		0.00		0.00		N/A
High Yield Fund	(6,019)	(7,096)	(0.01)	(0.01)		(0.02)		0.00		0.00
International StocksPLUS TR Strategy Fund	(23,640)	(1,164)	(1.66)	(0.73)		N/A		N/A		N/A
Investment Grade Corporate Bond Fund	5	7	0.00	N/A		N/A		N/A		N/A
Low Duration Fund	(692)	(1,197)	0.00	0.00		0.00		(0.01)		0.00
Municipal Bond Fund	385	0	0.01	0.00		0.00		0.00		0.00
New York Municipal Bond Fund	0	0	0.00	0.00		0.00		0.00		0.00
Real Return Fund	3,573	440	0.00	0.00		0.00		0.00		0.00
RealEstateRealReturn Strategy Fund	(27,491)	(22,068)	0.77	(2.42)		N/A		N/A		N/A
Short Duration Municipal Income Fund	0	0	0.00	0.00		0.00		0.00		0.00
Short-Term Fund	288	480	0.00	0.00		0.01		0.00		0.00
StocksPLUS Fund	(4,187)	(173,814)	(0.02)	(1.06)		0.98		0.07		0.83
StocksPLUS Total Return Fund	(622)	(4)	(0.01)	0.00		N/A		N/A		N/A
Total Return Mortgage Fund	(267)	(382)	(0.01)	(0.01)		0.00		0.00		0.00

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

U.S. Government Agencies or Government-Sponsored Enterprises.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the

144  PIMCO Funds Annual Report  |  03.31.05

Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Underlying Funds. All Asset Fund invests its assets in shares of the Underlying Funds. The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Funds at any particular time. The Underlying Funds are the Institutional Class shares of other PIMCO Funds, which are affiliates. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy and StocksPLUS TR Short Strategy Funds, the All Asset Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Funds’ asset allocation sub-adviser.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset Fund invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class		Administrative Class		A, B, and C Classes		Class D		Class R
All Asset Fund	0.20	%(1)	0.05%		0.05%		0.45%		0.45%		N/A
California Intermediate Municipal Bond Fund	0.25%		0.22%		0.22%		0.35	%(4)	0.35%		N/A
California Municipal Bond Fund	0.25%		0.22%		0.22%		0.35	%(4)	0.35%		N/A
CommodityRealReturn Strategy Fund	0.49%		0.25%		0.25%		0.50%		0.50%		N/A
Diversified Income Fund	0.45%		0.30%		N/A		0.45	%(3)	0.45	%(3)	N/A
Emerging Markets Bond Fund	0.45%		0.40%		0.40%		0.55%		0.55%		N/A
Floating Income Fund	0.30%		0.25%		N/A		0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		N/A		0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%		0.45%		0.45%
GNMA Fund	0.25%		0.25%		N/A		0.40%		0.40%		N/A
High Yield Fund	0.25%		0.25%		0.25%		0.40%		0.40%		0.40%
International StocksPLUS TR Strategy Fund	0.55%		0.30%		N/A		0.55%		0.55%		N/A
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%		0.40%		N/A
Low Duration Fund	0.25%		0.18%		0.18%		0.40%		0.25%		0.40%
Municipal Bond Fund	0.25%		0.24%		0.24%		0.35	%(4)	0.35%		N/A
New York Municipal Bond Fund	0.25%		0.22%		N/A		0.35	%(4)	0.35%		N/A
Real Return Fund	0.25%		0.20%		0.20%		0.40%		0.40%		0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%		N/A		0.50%		0.50%		N/A
Short Duration Municipal Income Fund	0.20%		0.15	%(2)	0.15	%(2)	0.35	%(4)(5)	0.35	%(5)	N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.35	%(4)(5)	0.25%		0.35	%(4)(5)
StocksPLUS Fund	0.40%		0.25%		0.25%		0.40%		0.40%		0.40%
StocksPLUS Total Return Fund	0.49%		0.25%		N/A		0.45%		0.45%		N/A
Total Return Mortgage Fund	0.25%		0.25%		0.25%		0.40%		0.40%		N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(2)	Effective October 1, 2004, the administrative fee was reduced by 0.04% to an annual rate of 0.15%.
(3)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(4)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(5)	Effective December 22, 2004, PIMCO has contractually agreed for the Fund’s current and next fiscal year (ending March 31, 2006) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

03.31.05  |  PIMCO Funds Annual Report  145

Notes to Financial Statements (Cont.)

March 31, 2005

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund Name	Holding Period (1)
Floating Income, GNMA, Low Duration, Real Return, Short Duration Municipal Income, Short-Term and Total Return Mortgage Funds	7 days

All Asset, California Intermediate Municipal, California Municipal, CommodityRealReturn Strategy, Diversified Income, Emerging Markets, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Municipal Bond, New York Municipal Bond, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days

International StocksPLUS TR Strategy Fund	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Redemption Fees (with respect to shares acquired before June 15, 2004). Investors in Class D shares of the International StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

The CommodityRealReturn Strategy Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemption and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS Funds	0.50	0.25
Short-Term and Short Duration Municipal Income Funds	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

Effective December 22, 2004, the Distributor has contractually agreed for the current and next fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A, B, C and D

146  PIMCO Funds Annual Report  |  03.31.05

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $17,737,488 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Floating Income, Foreign Bond (Unhedged), International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds’ administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Institutional Class	Class A	Class B	Class C	Class D
Floating Income Fund	0.55%	0.95%	—	1.70%	0.95%
Foreign Bond Fund (Unhedged)	0.50%	0.95%	—	1.70%	0.95%
International StocksPLUS TR Strategy Fund	0.85%	1.35%	2.10%	2.10%	1.35%
RealEstateRealReturn Strategy Fund	0.74%	1.24%	1.99%	1.99%	1.24%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2004	03/31/2005
Floating Income Fund	$0	$22
Foreign Bond Fund (Unhedged)	0	20
International StocksPLUS TR Strategy Fund	8	0
RealEstateRealReturn Strategy Fund	8	0

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the All Asset Fund

Investing in the Underlying Funds through the All Asset Fund involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset Fund wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

03.31.05  |  PIMCO Funds Annual Report  147

Notes to Financial Statements (Cont.)

March 31, 2005

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$7,136,539	$3,266,253
California Intermediate Municipal Bond Fund	0	0	74,865	72,240
California Municipal Bond Fund	0	0	7,166	7,149
CommodityRealReturn Strategy Fund	20,157,562	15,053,630	495,082	1,786,708
Diversified Income Fund	114,526	51,002	630,109	297,148
Emerging Markets Bond Fund	69,707	70,266	6,776,106	6,162,263
Floating Income Fund	188,354	2,219	638,171	43,839
Foreign Bond Fund (Unhedged)	321,166	249,922	1,325,059	596,892
Foreign Bond Fund (U.S. Dollar-Hedged)	4,459,528	4,413,939	3,301,937	3,423,999
GNMA Fund	6,550,624	6,188,570	9,170	12,701
High Yield Fund	75,310	74,934	4,049,127	5,003,680
International StocksPLUS TR Strategy Fund	726,608	632,952	110,701	30,420
Investment Grade Corporate Bond Fund	635	316	22,926	18,252
Low Duration Fund	13,788,132	14,294,835	3,022,086	2,275,529
Municipal Bond Fund	0	10,681	212,312	241,610
New York Municipal Bond Fund	0	0	9,702	8,395
Real Return Fund	57,378,418	54,074,022	2,058,754	2,088,607
RealEstateRealReturn Strategy Fund	1,895,560	1,762,300	73,948	59,135
Short Duration Municipal Income Fund	0	0	467,013	534,924
Short-Term Fund	4,895,913	4,477,844	1,407,765	1,001,330
StocksPLUS Fund	1,875,906	1,796,629	531,093	289,982
StocksPLUS Total Return Fund	785,215	605,383	148,676	99,025
Total Return Mortgage Fund	3,652,573	3,120,808	133,654	13,259

6. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated funds for the year ended March 31, 2005 (amounts in thousands):

Underlying Fund	Market Value March 31, 2004	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy	$186,567	$646,431	$450,551	$38,270	$397,398	$37,661	$(8,722)
Convertible	0	46,165	3,570	(121)	42,311	698	(163)
Emerging Markets Bond	131,297	885,711	321,763	8,205	694,638	33,018	(5,546)
European Convertible	103,040	80,147	73,886	3,436	108,410	6,895	428
Floating Income	0	531,408	0	(2,951)	528,457	4,404	0
Foreign Bond (Unhedged)	0	388,339	5,935	(2,614)	379,767	4,669	27
GNMA	133,845	371,473	127,784	(2,518)	373,471	9,547	(1,477)
High Yield	0	510,627	141,074	3,079	374,592	14,956	1,960
International StocksPLUS TR Strategy	14,105	245,529	56,840	(4,359)	195,837	22,484	731
Long-Term U.S. Government	0	118,218	11,019	(2,044)	104,911	2,115	973
Low Duration	104,205	216,332	308,115	(61)	11,060	3,295	(957)
Real Return	253,070	455,013	230,955	2,785	469,751	16,095	(1,476)
Real Return Asset	216,106	441,338	159,486	15,938	494,686	22,266	(284)
RealEstateRealReturn Strategy	270,649	437,072	342,604	(13,905)	343,912	48,670	17,873
Short-Term	0	320,845	320,840	0	0	717	88
StocksPLUS	194,105	419,767	397,691	5,353	225,358	19,061	885
StocksPLUS Total Return	211,293	354,260	314,140	18,213	255,480	9,441	5,596
Total Return	0	291,008	0	(2,823)	288,184	1,659	0
Total Return Mortgage	0	376,856	0	(3,964)	372,893	1,965	0

	$1,818,283	7,136,539	$3,266,253	$59,919	$5,661,116	$259,617	$9,936

148  PIMCO Funds Annual Report  |  03.31.05

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity Real Return Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund
	Premium
Balance at 03/31/2004	$219	$45	$1,802	$585	$0	$0
Sales	1,259	223	2,771	1,112	2,583	427
Closing Buys	(1,193)	(204)	0	(545)	(133)	(50)
Expirations	(185)	(32)	(3,076)	(658)	(2,450)	0

Balance at 03/31/2005	$100	$32	$1,497	$494	$0	$377

	Foreign Bond Fund (Unhedged)	Foreign Bond Fund U.S. (Dollar-Hedged)	GNMA Fund	High Yield Fund	International StocksPLUS TR Strategy Fund	Investment Grade Corporate Bond Fund
	Premium
Balance at 03/31/2004	$0	$9,019	$867	$24,892	$0	$39
Sales	863	2,774	1,622	4,515	197	71
Closing Buys	(33)	(8,179)	(1,500)	(14,419)	(9)	(46)
Expirations	(512)	(941)	0	(13,258)	(96)	(49)

Balance at 03/31/2005	$318	$2,673	$989	$1,730	$92	$15

	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	Real Estate Real Return Strategy Fund	Short Duration Municipal Income Fund
	Premium
Balance at 03/31/2004	$4,378	$767	$47	$16,938	$43	$743
Sales	782	5,342	229	5,007	126	7,288
Closing Buys	(5,160)	(5,080)	(223)	(856)	(46)	(6,949)
Expirations	0	(706)	(22)	(12,998)	(43)	(834)

Balance at 03/31/2005	$0	$323	$31	$8,091	$80	$248

	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
	Premium
Balance at 03/31/2004	$9,437	$1,042	$11	$578
Sales	211	734	1,078	521
Closing Buys	(3,258)	0	(313)	(620)
Expirations	(6,221)	(1,265)	(409)	0

Balance at 03/31/2005	$169	$511	$367	$479

8. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

	Purchases	Sales
Emerging Markets Bond Fund	$0	$23,384
High Yield Fund	516	127,876
Low Duration Fund	108,866	0

03.31.05  |  PIMCO Funds Annual Report  149

Notes to Financial Statements (Cont.)

March 31, 2005

9. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral(4)
All Asset Fund	$5,601	$18,973	$0	$(14)	$0	$0
California Intermediate Municipal Bond Fund	300	0	(270)	0	(3,377)	0
California Municipal Bond Fund	13	0	0	0	(147)	0
CommodityRealReturn Strategy Fund	665,827	96	26,143	(31)	0	(32)
Diversified Income Fund	6,025	105	(4,624)	(6)	0	0
Emerging Markets Bond Fund	35,641	28	7,264	0	0	(393)
Floating Income Fund	591	4	(2,210)	(9)	0	0
Foreign Bond Fund (Unhedged)	5,386	6	2,903	(13)	0	(9,159)
Foreign Bond Fund (U.S. Dollar-Hedged)	19,947	0	(133,463)	0	0	0
GNMA Fund	678	6	550	0	0	(95)
High Yield Fund	0	0	16,457	0	(322,926)	(22,917)
International StocksPLUS TR Strategy Fund	0	0	370	0	0	(3,882)
Investment Grade Corporate Bond Fund	85	0	54	0	0	(80)
Low Duration Fund	6,255	0	6,708	0	0	(118,315)
Municipal Bond Fund	301	0	1,634	0	(7,836)	0
New York Municipal Bond Fund	0	0	(1)	(7)	(11)	0
Real Return Fund	65,572	69	52,599	0	0	(659)
RealEstateRealReturn Strategy Fund	0	0	1,505	(2)	(1,711)	(491)
Short Duration Municipal Income Fund	0	0	627	(8)	(8,416)	0
Short-Term Fund	10,683	0	(592)	0	(142)	(17,602)
StocksPLUS Fund	13,599	0	(157)	0	(246,226)	0
StocksPLUS Total Return Fund	10,691	9,929	17	(3)	0	0
Total Return Mortgage Fund	291	8	123	0	0	(3,218)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, amortization of swap premiums, and tax straddle deferrals.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs and other tax differences.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2005, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2009	2010	2011	2012	2013
California Intermediate Municipal Bond Fund	$0	$0	$2	$1,828	$1,547
California Municipal Bond Fund	0	0	0	113	34
High Yield Fund	38,338	284,588	0	0	0
Municipal Bond Fund	0	0	6,847	419	570
New York Municipal Bond Fund	0	0	0	11	0
RealEstateRealReturn Strategy Fund	0	0	0	1,711	0
Short Duration Municipal Income Fund	0	0	19	4,260	4,137
StocksPLUS Fund	0	95,739	150,487	0	0

150  PIMCO Funds Annual Report  |  03.31.05

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$5,624,485	$75,650	$(39,019)	$36,631
California Intermediate Municipal Bond Fund	123,097	3,467	(853)	2,614
California Municipal Bond Fund	15,275	489	(45)	444
CommodityRealReturn Strategy Fund	8,667,341	73,266	(38,557)	34,709
Diversified Income Fund	994,153	22,964	(9,270)	13,694
Emerging Markets Bond Fund	2,453,520	44,552	(15,168)	29,384
Floating Income Fund	975,142	2,125	(4,138)	(2,013)
Foreign Bond Fund (Unhedged)	1,409,853	2,268	(7,007)	(4,739)
Foreign Bond Fund (U.S. Dollar-Hedged)	1,798,011	172,909	(6,765)	166,144
GNMA Fund	899,208	242	(4,192)	(3,950)
High Yield Fund	6,209,603	289,268	(83,350)	205,918
International StocksPLUS TR Strategy Fund	263,229	202	(519)	(317)
Investment Grade Corporate Bond Fund	34,795	313	(556)	(243)
Low Duration Fund	14,407,367	23,492	(59,969)	(36,477)
Municipal Bond Fund	311,542	11,638	(3,372)	8,266
New York Municipal Bond Fund	22,022	379	(119)	260
Real Return Fund	16,837,778	415,630	(94,869)	320,761
RealEstateRealReturn Strategy Fund	530,481	6,703	(1,465)	5,238
Short Duration Municipal Income Fund	405,878	1,829	(5,450)	(3,621)
Short-Term Fund	4,990,746	7,991	(8,431)	(440)
StocksPLUS Fund	1,411,276	4,301	(2,566)	1,735
StocksPLUS Total Return Fund	609,850	910	(1,376)	(466)
Total Return Mortgage Fund	1,051,482	548	(2,199)	(1,651)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to contingent payment debt instruments, interest only basis adjustments, tax straddle deferrals, unamortized premium on convertible bonds, and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
All Asset Fund	$253,011	$12,202	$0
California Intermediate Municipal Bond Fund	5,017	0	0
California Municipal Bond Fund	619	0	0
CommodityRealReturn Strategy Fund	385,498	2,901	0
Diversified Income Fund	47,772	1,101	0
Emerging Markets Bond Fund	134,176	6,899	0
Floating Income Fund	8,118	0	0
Foreign Bond Fund (Unhedged)	14,170	140	0
Foreign Bond Fund (U.S. Dollar-Hedged)	74,355	13,918	0
GNMA Fund	15,789	200	0
High Yield Fund	460,182	0	0
International StocksPLUS TR Strategy Fund	21,356	2,500	2,410
Investment Grade Corporate Bond Fund	1,656	265	0
Low Duration Fund	342,268	36,359	0
Municipal Bond Fund	12,320	0	0
New York Municipal Bond Fund	621	0	0
Real Return Fund	691,601	50,404	0
RealEstateRealReturn Strategy Fund	60,386	0	19,201
Short Duration Municipal Income Fund	11,206	0	0
Short-Term Fund	76,484	10,630	0
StocksPLUS Fund	88,132	0	0
StocksPLUS Total Return Fund	13,707	10,300	0
Total Return Mortgage Fund	12,764	120	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

03.31.05  |  PIMCO Funds Annual Report  151

Notes to Financial Statements (Cont.)

March 31, 2005

10. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				California Intermediate Municipal Bond Fund				California Municipal Bond Fund				CommodityReal- Return Strategy Fund
	Year Ended 03/31/2005		Period from 10/30/2003 to 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	12,863	$163,732	8,172	$100,974	88	$880	313	$3,165	0	$0	11	$110	54,233	$829,194
Other Classes	317,376	4,013,726	139,866	1,699,733	3,551	35,710	3,650	37,200	240	2,449	359	3,677	320,779	4,897,033

Issued as reinvestment of distributions

Class D	497	6,296	71	857	10	98	15	147	0	3	0	1	2,885	43,320
Other Classes	17,004	215,710	2,711	32,864	391	3,924	396	4,016	52	535	55	567	17,423	261,563

Cost of shares redeemed

Class D	(3,126)	(39,145)	(420)	(5,172)	(124)	(1,243)	(485)	(4,865)	0	0	(9)	(94)	(25,460)	(384,785)
Other Classes	(36,178)	(454,375)	(19,838)	(238,508)	(3,585)	(35,970)	(6,835)	(69,184)	(293)	(3,008)	(349)	(3,610)	(133,273)	(2,019,333)

Net increase (decrease) resulting from Fund share transactions	308,436	$3,905,944	130,562	$1,590,748	331	$3,399	(2,946)	$(29,521)	(1)	$(21)	67	$651	236,587	$3,626,992

	Foreign Bond Fund (U.S. Dollar-Hedged)				GNMA Fund				High Yield Fund				International StocksPLUS TR Strategy Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	12,017	$126,257	16,503	$175,002	475	$5,250	962	$10,609	22,014	$212,763	80,032	$756,173	41	$439
Other Classes	73,086	769,315	75,803	805,689	39,274	435,433	30,384	336,198	271,776	2,633,204	636,721	5,997,367	21,690	234,874

Issued as reinvestment of distributions

Class D	868	9,118	636	6,667	17	186	14	155	2,524	24,479	2,712	25,811	3	33
Other Classes	6,622	69,573	5,567	58,391	1,301	14,398	748	8,222	32,845	318,755	35,437	336,670	2,518	26,183

Cost of shares redeemed

Class D	(7,167)	(75,250)	(14,017)	(148,320)	(534)	(5,918)	(735)	(8,102)	(33,046)	(319,270)	(65,513)	(621,680)	(19)	(202)
Other Classes	(54,821)	(575,803)	(58,883)	(623,739)	(23,281)	(255,884)	(26,163)	(288,554)	(380,868)	(3,696,365)	(578,347)	(5,489,267)	(5,744)	(61,730)

Net increase (decrease) resulting from Fund share transactions	30,605	$323,210	25,609	$273,690	17,252	$193,465	5,210	$58,528	(84,755)	$(826,434)	111,042	$1,005,074	18,489	$199,597

152  PIMCO Funds Annual Report  |  03.31.05

	CommodityReal- Return Strategy Fund		Diversified Income Fund				Emerging Markets Bond Fund				Floating Income Fund		Foreign Bond Fund (Unhedged)
	Year Ended 03/31/2004		Year Ended 03/31/2005		Period from 07/31/2003 to 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Period from 07/30/2004 to 03/31/2005		Period from 07/30/2004 to 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	38,095	$548,802	2,039	$21,884	1,862	$19,933	10,434	$110,751	30,873	$332,073	4,526	$46,120	8,569	$93,126
Other Classes	229,816	3,296,690	44,822	485,087	68,358	727,966	141,121	1,490,576	134,872	1,452,636	97,120	991,675	121,494	1,321,030

Issued as reinvestment of distributions

Class D	1,419	20,332	78	844	6	60	1,203	12,784	1,812	19,028	33	341	71	784
Other Classes	8,350	119,428	3,287	35,549	691	7,398	10,828	115,347	10,655	111,892	699	7,152	1,128	12,418

Cost of shares redeemed

Class D	(4,296)	(61,903)	(1,480)	(15,356)	(149)	(1,610)	(11,858)	(121,833)	(24,010)	(258,584)	(298)	(3,053)	(763)	(8,368)
Other Classes	(22,165)	(308,651)	(22,588)	(243,559)	(1,855)	(19,807)	(87,312)	(912,383)	(93,313)	(1,004,594)	(6,223)	(63,504)	(6,357)	(69,207)

Net increase (decrease) resulting from Fund share transactions	251,219	$3,614,698	26,158	$284,449	68,913	$733,940	64,416	$695,242	60,889	$652,451	95,857	$978,731	124,142	$1,349,783

	International StocksPLUS TR Strategy Fund		Investment Grade Corporate Bond Fund				Low Duration Fund				Municipal Bond Fund
	Period from 10/30/2003 to 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	60	$622	17	$183	0	$0	39,170	$400,123	53,262	$548,682	1,146	$11,647	1,842	$19,001
Other Classes	2,137	21,669	2,600	27,632	2,752	29,759	544,961	5,566,261	954,852	9,840,712	7,013	71,263	21,500	219,412

Issued as reinvestment of distributions

Class D	0	1	0	2	0	0	1,595	16,284	1,298	13,343	58	592	63	649
Other Classes	48	494	160	1,697	180	1,918	30,254	308,891	29,405	302,304	766	7,770	881	9,029

Cost of shares redeemed

Class D	(50)	(504)	(1)	(16)	0	0	(34,890)	(356,162)	(34,479)	(354,935)	(1,122)	(11,392)	(1,620)	(16,541)
Other Classes	(463)	(4,821)	(2,224)	(23,486)	(2,273)	(24,580)	(659,787)	(6,736,971)	(727,099)	(7,483,249)	(11,222)	(113,823)	(25,903)	(264,826)

Net increase (decrease) resulting from Fund share transactions	1,732	$17,461	552	$6,012	659	$7,097	(78,697)	$(801,574)	277,239	$2,866,857	(3,361)	$(33,943)	(3,237)	$(33,276)

03.31.05  |  PIMCO Funds Annual Report  153

Notes to Financial Statements (Cont.)

March 31, 2005

	New York Municipal Bond Fund				Real Return Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	113	$1,212	181	$1,957	47,192	$540,527	50,152	$576,669
Other Classes	629	6,797	856	9,225	488,632	5,588,221	525,464	6,038,738

Issued as reinvestment of distributions

Class D	8	83	6	67	5,011	57,232	4,895	55,664
Other Classes	31	328	34	364	47,890	547,021	39,835	452,586

Cost of shares redeemed

Class D	(89)	(950)	(48)	(514)	(25,637)	(292,235)	(48,996)	(559,600)
Other Classes	(577)	(6,168)	(588)	(6,312)	(262,171)	(2,988,379)	(257,017)	(2,945,916)

Net increase (decrease) resulting from Fund share transactions	115	$1,302	441	$4,787	300,917	$3,452,387	314,333	$3,618,141

	Short-Term Fund				StocksPLUS Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	12,098	$121,478	22,468	$225,723	587	$5,585	773	$7,121
Other Classes	43,396	466,271	5,845	62,927	387,942	3,895,537	458,968	4,611,754

Issued as reinvestment of distributions

Class D	408	4,383	351	3,773	376	3,775	261	2,622
Other Classes	664	7,121	462	4,972	7,052	70,764	5,170	51,946

Cost of shares redeemed

Class D	(4,243)	(45,488)	(8,719)	(93,582)	(15,252)	(153,145)	(13,299)	(133,623)
Other Classes	(7,522)	(80,562)	(8,349)	(89,859)	(391,915)	(3,934,823)	(397,342)	(3,992,150)

Net increase (decrease) resulting from Fund share transactions	36,322	$390,701	(4,233)	$(45,218)	301	$3,586	76,226	$766,272

154  PIMCO Funds Annual Report  |  03.31.05

	RealEstateRealReturn Strategy Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	823	$8,715	376	$4,260	639	$6,446	4,037	$41,181
Other Classes	51,002	509,342	25,152	274,000	30,459	307,065	40,328	410,628

Issued as reinvestment of distributions

Class D	87	885	2	19	31	316	20	206
Other Classes	7,248	74,636	485	5,192	778	7,820	503	5,120

Cost of shares redeemed

Class D	(487)	(5,116)	(50)	(581)	(1,472)	(14,861)	(832)	(8,470)
Other Classes	(34,413)	(388,747)	(394)	(4,326)	(37,607)	(378,544)	(29,931)	(304,647)

Net increase (decrease) resulting from Fund share transactions	24,260	$199,715	25,571	$278,564	(7,172)	$(71,758)	14,125	$144,018

	StocksPLUS Total Return Fund				Total Return Mortgage Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	100	$1,233	72	$854	3,619	$38,976	6,177	$66,551
Other Classes	82,063	783,282	106,494	973,889	41,516	504,816	27,095	312,204

Issued as reinvestment of distributions

Class D	61	576	55	521	3	40	0	5
Other Classes	8,553	81,719	10,412	98,713	1,803	22,965	456	5,130

Cost of shares redeemed

Class D	(249)	(2,335)	(175)	(1,603)	(30)	(367)	(29)	(353)
Other Classes	(119,988)	(1,158,607)	(44,786)	(406,605)	(31,019)	(375,908)	(4,612)	(52,401)

Net increase (decrease) resulting from Fund share transactions	(28,973)	$(289,780)	72,773	$672,036	12,373	$152,779	22,982	$265,439

03.31.05  |  PIMCO Funds Annual Report  155

Notes to Financial Statements (Cont.)

March 31, 2005

11. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

156  PIMCO Funds Annual Report  |  03.31.05

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the All Asset Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, CommodityRealReturn Strategy Fund, Diversified Income Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, International StocksPLUS TR Strategy Fund, Investment Grade Corporate Bond Fund, Low Duration Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Fund, RealEstateRealReturn Strategy Fund, Short Duration Municipal Income Fund, Short-Term Fund, StocksPLUS Fund, StocksPLUS Total Return Fund, and Total Return Mortgage Fund, (hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

03.31.05  |  PIMCO Funds Annual Report  157

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

All Asset Fund	0.22%
Diversified Income Fund	0.30%
Floating Income Fund	0.44%
Foreign Bond Fund (Unhedged)	0.12%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
GNMA Fund	0.08%
High Yield Fund	0.69%
International StocksPLUS TR Strategy Fund	0.21%
Investment Grade Corporate Bond Fund	0.75%
Low Duration Fund	1.16%
Real Return Fund	0.04%
StocksPLUS Fund	0.31%
StocksPLUS Total Return Fund	0.26%
Total Return Mortgage Fund	0.04%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

All Asset Fund	0.23%
Diversified Income Fund	0.30%
Floating Income Fund	0.44%
Foreign Bond Fund (Unhedged)	0.12%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
GNMA Fund	0.08%
High Yield Fund	0.82%
International StocksPLUS TR Strategy Fund	0.21%
Investment Grade Corporate Bond Fund	0.75%
Low Duration Fund	1.16%
Real Return Fund	0.04%
StocksPLUS Fund	0.31%
StocksPLUS Total Return Fund	0.26%
Total Return Mortgage Fund	0.04%

For the benefit of shareholders of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that 99.47%, 89.38%, 98.53%, 99.14% and 97.80%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

158  PIMCO Funds Annual Report  |  03.31.05

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None
Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.05  |  PIMCO Funds Annual Report  159

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

160  PIMCO Funds Annual Report  |  03.31.05

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Adviser (All Asset Fund only)	Research Affiliates, Inc., 800 E. Colorado Boulevard, Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds

Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock

PIMCO Short-Term	PIMCO Short Duration Municipal Income	NFJ Dividend Value	NACM Global
PIMCO Low Duration	PIMCO Municipal Bond	NFJ Large-Cap Value	RCM Global Small-Cap
PIMCO Floating Income	PIMCO California Intermediate Municipal Bond	OCC Renaissance	NFJ International Value
Core Bond	PIMCO California Municipal Bond	OCC Value	NACM International
PIMCO Total Return	PIMCO New York Municipal Bond	NACM Flex-Cap Value	RCM International Growth Equity
Government/Mortgage Bond	Real Return Strategy	NFJ Small-Cap Value	NACM Pacific Rim
PIMCO GNMA	PIMCO Real Return	Blend Stock	Sector-Related Stock
PIMCO Total Return Mortgage	PIMCO CommodityRealReturn Strategy	PEA Growth & Income	RCM Global Healthcare

Corporate Bond	PIMCO RealEstateRealReturn Strategy	CCM Capital Appreciation	RCM Biotechnology
PIMCO Diversified Income	PIMCO All Asset	OCC Core Equity	RCM Global Technology
PIMCO High Yield	IndexPLUS	CCM Mid-Cap	RCM Innovation**
PIMCO Investment Grade Corporate Bond	PIMCO StocksPLUS	Growth Stock
International Bond	PIMCO StocksPLUS Total Return	RCM Large-Cap Growth
PIMCO Foreign Bond	PIMCO International StocksPLUS	RCM Targeted Core Growth
(U.S. Dollar-Hedged)	TR Strategy	PEA Growth
PIMCO Foreign Bond (Unhedged)		NACM Growth
PIMCO Emerging Markets Bond		RCM Mid-Cap
PEA Target

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read this prospectus carefully before you invest or send money.

*	As of 2/28/05 according to SimFunds
**	Proposed to merge with RCM Global Technology Fund on or about May 27, 2005.

This cover is not part of the report.	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ020AR_12775

Annual Report	PIMCO Funds
March 31, 2005
Total Return Funds

Total Return Fund

Share Classes	Total Return Funds II

Institutional and Administrative	Total Return Funds III

Contents

Chairman’s Letter	1
Important Information About the Funds	2-3
Financial Highlights	10-15
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18-19
Notes to Financial Statements	40-50
Report of Independent Registered Public Accounting Firm	51
Management of the Trust	53-54

Fund Summary
Total Return Fund	4
Total Return Fund II	6
Total Return Fund III	8

Schedules of Investments
Total Return Fund	20*
Total Return Fund II	29
Total Return Fund III	33

The Annual Reports for other PIMCO Funds are printed separately.

*	This report incorporates a Summary Schedule of Investments for the Total Return Fund.

A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at (866) 744-2606.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds Total Return Funds. By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the twelve-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the twelve-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark ten-year Treasury increased 0.65% for the twelve months to end the period at 4.48%. While all but the very longest maturity yields increased during the twelve-month period, the short and intermediate maturity yields increased the most, causing the two- to ten-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our Web site at www.allianzinvestors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

March 31, 2005  |  PIMCO Total Return Funds Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bonds funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, non-U.S. security risk and high yield security risk. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

On each individual Fund Summary page in this Annual Report, the Total Return Investment Performance Table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Intermediate Investment Grade Debt Fund Averages, which is calculated by Lipper, Inc., a Reuters Company, represent the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investment in the Funds.

Information about how each fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606, on our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each fund is available by calling PIMCO Funds at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of the each fiscal year, which is available on the SEC’s website at http://www.sec.gov. A copy of each fund’s Form N-Q is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, each fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

2  PIMCO Total Return Funds Annual Report  |   March 31, 2005

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

March 31, 2005  |  PIMCO Total Return Funds Annual Report  3

PIMCO Total Return Fund Performance Summary

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund Institutional Class (Inception 05/11/87)	2.07%	7.93%	7.96%	8.74%
Total Return Fund Administrative Class (Inception 09/08/94)	1.82%	7.66%	7.71%	8.47%
Lehman Brothers Aggregate Bond Index	1.15%	7.14%	7.14%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	6.38%	6.34%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,010.70	$1,009.40	$1,022.79	$1,021.54
Expenses Paid During Period	$2.16	$3.41	$2.17	$3.43

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SECTOR BREAKDOWN‡

Short-Term Instruments	52.0%
U.S. Government Agencies	26.5%
U.S. Treasury Obligations	7.8%
Foreign Currency-Denominated Issues	4.4%
Corporate Bonds & Notes	3.4%
Other	5.9%

‡	% of Total Investments as of March 31, 2005

4  PIMCO Total Return Funds Annual Report  |   March 31, 2005

PIMCO Total Return Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Total Return Fund	Lehman Brothers Aggregate Bond Index
05/31/1987	5,000,000	5,000,000.00
06/30/1987	5,063,956	5,068,813.30
07/31/1987	5,051,390	5,064,918.20
08/31/1987	5,039,534	5,037,814.85
09/30/1987	4,913,547	4,930,537.52
10/31/1987	5,070,060	5,106,141.26
11/30/1987	5,107,024	5,147,039.73
12/31/1987	5,153,726	5,217,151.39
01/31/1988	5,364,621	5,400,545.31
02/29/1988	5,425,978	5,464,652.04
03/31/1988	5,377,483	5,413,366.66
04/30/1988	5,349,895	5,384,153.47
05/31/1988	5,323,746	5,347,961.57
06/30/1988	5,451,097	5,476,986.50
07/31/1988	5,444,079	5,448,260.19
08/31/1988	5,470,463	5,462,542.20
09/30/1988	5,574,381	5,586,211.37
10/31/1988	5,662,479	5,691,378.86
11/30/1988	5,612,027	5,622,240.98
12/31/1988	5,637,131	5,628,570.50
01/31/1989	5,706,918	5,709,555.96
02/28/1989	5,670,892	5,668,170.61
03/31/1989	5,697,790	5,692,677.23
04/30/1989	5,825,551	5,811,802.13
05/31/1989	5,967,305	5,964,522.20
06/30/1989	6,168,244	6,146,130.88
07/31/1989	6,298,843	6,276,778.76
08/31/1989	6,190,418	6,183,783.43
09/30/1989	6,221,536	6,215,431.06
10/31/1989	6,371,017	6,368,475.72
11/30/1989	6,426,949	6,429,174.24
12/31/1989	6,440,083	6,446,377.56
01/31/1990	6,332,594	6,369,774.08
02/28/1990	6,349,652	6,390,385.61
03/31/1990	6,344,778	6,395,092.18
04/30/1990	6,255,058	6,336,503.51
05/31/1990	6,460,283	6,524,117.11
06/30/1990	6,569,705	6,628,797.71
07/31/1990	6,676,661	6,720,494.68
08/31/1990	6,571,662	6,630,745.26
09/30/1990	6,578,458	6,685,601.14
10/31/1990	6,669,789	6,770,481.69
11/30/1990	6,838,024	6,916,223.06
12/31/1990	6,958,354	7,023,987.28
01/31/1991	7,027,903	7,110,815.37
02/28/1991	7,126,178	7,171,513.89
03/31/1991	7,216,808	7,220,851.73
04/30/1991	7,335,070	7,299,078.16
05/31/1991	7,390,178	7,341,761.88
06/30/1991	7,401,768	7,338,029.08
07/31/1991	7,508,521	7,439,788.37
08/31/1991	7,712,232	7,600,785.51
09/30/1991	7,894,694	7,754,803.95
10/31/1991	7,975,769	7,841,145.16
11/30/1991	8,045,044	7,913,042.07
12/31/1991	8,319,147	8,148,045.96
01/31/1992	8,251,437	8,037,198.13
02/29/1992	8,323,957	8,089,457.28
03/31/1992	8,292,135	8,043,852.25
04/30/1992	8,335,850	8,101,954.04
05/31/1992	8,508,487	8,254,836.41
06/30/1992	8,616,472	8,368,443.26
07/31/1992	8,827,524	8,539,178.14
08/31/1992	8,902,987	8,625,681.64
09/30/1992	9,043,980	8,727,927.81
10/31/1992	8,965,037	8,612,211.11
11/30/1992	8,972,362	8,614,158.66
12/31/1992	9,129,278	8,751,136.07
01/31/1993	9,297,750	8,918,949.62
02/28/1993	9,504,901	9,075,077.90
03/31/1993	9,560,206	9,112,892.76
04/30/1993	9,643,848	9,176,350.30
05/31/1993	9,666,306	9,188,035.58
06/30/1993	9,876,645	9,354,550.77
07/31/1993	9,937,133	9,407,459.10
08/31/1993	10,163,538	9,572,351.34
09/30/1993	10,204,890	9,598,643.21
10/31/1993	10,277,472	9,634,510.52
11/30/1993	10,187,745	9,552,551.29
12/31/1993	10,271,501	9,604,323.55
01/31/1994	10,396,445	9,733,997.66
02/28/1994	10,210,928	9,564,885.74
03/31/1994	9,995,399	9,329,070.37
04/30/1994	9,896,929	9,254,576.73
05/31/1994	9,850,224	9,253,278.37
06/30/1994	9,814,015	9,232,829.14
07/31/1994	10,015,509	9,416,223.06
08/31/1994	10,044,623	9,427,908.34
09/30/1994	9,917,753	9,289,145.68
10/31/1994	9,906,083	9,280,868.61
11/30/1994	9,907,443	9,260,257.08
12/31/1994	9,904,417	9,324,201.51
01/31/1995	10,082,267	9,508,731.50
02/28/1995	10,319,048	9,734,809.14
03/31/1995	10,417,456	9,794,533.89
04/30/1995	10,600,658	9,931,349.00
05/31/1995	10,936,213	10,315,664.76
06/30/1995	10,929,713	10,391,294.47
07/31/1995	10,936,311	10,368,086.21
08/31/1995	11,105,123	10,493,216.05
09/30/1995	11,244,355	10,595,299.92
10/31/1995	11,415,091	10,733,088.81
11/30/1995	11,662,396	10,893,923.66
12/31/1995	11,863,138	11,046,806.02
01/31/1996	11,960,385	11,120,163.59
02/29/1996	11,668,778	10,926,869.64
03/31/1996	11,578,391	10,850,915.35
04/30/1996	11,530,294	10,789,892.24
05/31/1996	11,499,480	10,767,982.34
06/30/1996	11,683,873	10,912,587.64
07/31/1996	11,714,500	10,942,450.01
08/31/1996	11,704,501	10,924,110.62
09/30/1996	11,973,193	11,114,483.25
10/31/1996	12,284,300	11,360,685.54
11/30/1996	12,575,406	11,555,277.85
12/31/1996	12,419,446	11,447,838.22
01/31/1997	12,465,678	11,482,894.05
02/28/1997	12,494,013	11,511,458.06
03/31/1997	12,342,925	11,383,893.79
04/30/1997	12,565,728	11,554,304.08
05/31/1997	12,694,757	11,663,528.95
06/30/1997	12,843,894	11,801,967.02
07/31/1997	13,203,071	12,120,228.51
08/31/1997	13,089,168	12,016,846.27
09/30/1997	13,301,627	12,194,072.97
10/31/1997	13,461,510	12,370,975.07
11/30/1997	13,523,400	12,427,940.79
12/31/1997	13,681,812	12,553,070.63
01/31/1998	13,893,968	12,714,230.07
02/28/1998	13,855,371	12,704,086.60
03/31/1998	13,902,211	12,748,312.13
04/30/1998	13,957,191	12,814,853.28
05/31/1998	14,119,833	12,936,412.62
06/30/1998	14,257,594	13,046,124.38
07/31/1998	14,305,551	13,073,876.92
08/31/1998	14,533,176	13,286,646.33
09/30/1998	14,969,015	13,597,766.81
10/31/1998	14,869,808	13,525,869.90
11/30/1998	14,925,950	13,602,635.68
12/31/1998	15,018,914	13,643,534.15
01/31/1999	15,109,171	13,740,911.45
02/28/1999	14,831,091	13,501,038.69
03/31/1999	14,958,503	13,575,856.92
04/30/1999	15,032,946	13,618,865.23
05/31/1999	14,870,656	13,499,578.03
06/30/1999	14,846,270	13,456,569.72
07/31/1999	14,790,750	13,399,279.41
08/31/1999	14,803,007	13,392,596.08
09/30/1999	14,968,364	13,547,942.09
10/31/1999	15,018,938	13,597,929.11
11/30/1999	15,055,090	13,596,955.34
12/31/1999	14,976,517	13,531,387.95
01/31/2000	14,900,278	13,487,081.28
02/29/2000	15,083,651	13,650,188.26
03/31/2000	15,307,078	13,830,011.69
04/30/2000	15,264,806	13,790,411.58
05/31/2000	15,262,467	13,784,082.06
06/30/2000	15,586,098	14,070,858.22
07/31/2000	15,729,678	14,198,584.78
08/31/2000	15,977,572	14,404,375.49
09/30/2000	16,034,043	14,494,936.38
10/31/2000	16,135,944	14,590,853.03
11/30/2000	16,451,556	14,829,427.42
12/31/2000	16,786,703	15,104,518.31
01/31/2001	17,032,309	15,351,532.07
02/28/2001	17,196,785	15,485,263.57
03/31/2001	17,266,189	15,563,003.12
04/30/2001	17,107,442	15,498,342.96
05/31/2001	17,174,199	15,591,964.75
06/30/2001	17,222,245	15,650,785.51
07/31/2001	17,819,063	16,000,686.51
08/31/2001	18,040,583	16,184,023.63
09/30/2001	18,340,232	16,372,524.99
10/31/2001	18,733,092	16,715,208.71
11/30/2001	18,466,381	16,484,726.37
12/31/2001	18,381,251	16,379,928.91
01/31/2002	18,610,020	16,512,594.13
02/28/2002	18,870,836	16,672,617.50
03/31/2002	18,500,719	16,395,254.48
04/30/2002	18,913,563	16,713,191.38
05/31/2002	19,067,304	16,855,199.95
06/30/2002	19,117,465	17,000,941.31
07/31/2002	19,225,048	17,206,082.84
08/31/2002	19,547,746	17,497,078.68
09/30/2002	19,772,785	17,779,959.75
10/31/2002	19,772,598	17,698,974.29
11/30/2002	19,847,830	17,694,267.72
12/31/2002	20,256,720	18,059,757.21
01/31/2003	20,346,652	18,075,175.28
02/28/2003	20,635,084	18,325,272.66
03/31/2003	20,678,145	18,311,152.95
04/30/2003	20,915,298	18,462,250.06
05/31/2003	21,269,171	18,806,478.84
06/30/2003	21,262,415	18,769,118.41
07/31/2003	20,465,777	18,138,162.17
08/31/2003	20,640,185	18,258,476.22
09/30/2003	21,224,519	18,741,762.72
10/31/2003	21,084,470	18,567,091.27
11/30/2003	21,133,544	18,611,488.90
12/31/2003	21,383,709	18,800,880.60
01/31/2004	21,526,905	18,952,174.01
02/29/2004	21,777,916	19,157,243.93
03/31/2004	21,960,144	19,300,837.83
04/30/2004	21,458,264	18,798,589.98
05/31/2004	21,381,503	18,723,333.11
06/30/2004	21,480,869	18,829,122.79
07/31/2004	21,710,515	19,015,782.22
08/31/2004	22,140,227	19,378,552.26
09/30/2004	22,178,261	19,431,092.70
10/31/2004	22,402,524	19,594,016.20
11/30/2004	22,326,050	19,437,730.52
12/31/2004	22,484,297	19,616,610.70
01/31/2005	22,552,171	19,739,695.29
02/28/2005	22,467,005	19,623,272.58
03/31/2005	22,416,225	19,522,397.79

PORTFOLIO INSIGHTS

•	The Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class Shares outperformed the Lehman Brothers Aggregate Bond Index for the twelve-month period ended March 31, 2005, returning 2.07% versus the 1.15% return of the Index.

•	Performance was relatively stable despite a volatile market; defensive interest rate and sector strategies together with broad diversification helped preserve value.

•	Important contributors to performance were:

•	below-Index duration in the U.S., as rates rose.

•	mortgage security selection, which partly offsets the negative impact of a mortgage underweight.

•	Treasury Inflation Protected Securities (TIPS), as nominal yields rose more than real yields.

•	non-U.S. strategies, especially Eurozone issues, which gained as interest rates in the intermediate and longer maturity bonds fell.

•	emerging markets, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	The following strategies detracted from returns:

•	an emphasis on short intermediate maturities and an underweight to longer maturities, which outperformed as the yield curve flattened over the annual period.

•	a corporate underweight, as investors anxious to boost yield were drawn to these assets. Concerns about auto producer earnings caused historically tight credit premiums to widen in the first quarter of 2005; however, corporates outperformed Treasuries after adjusting for duration for the twelve-month reporting period.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  5

PIMCO Total Return Fund II Performance Summary

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund II Institutional Class (Inception 12/30/91)	0.99%	7.49%	7.48%	7.36%
Total Return Fund II Administrative Class (Inception 11/30/94)	0.75%	7.22%	7.21%	7.09%
Lehman Brothers Aggregate Bond Index	1.15%	7.14%	7.14%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	6.38%	6.34%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$998.30	$997.10	$1,022.44	$1,021.19
Expenses Paid During Period	$2.49	$3.73	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SECTOR BREAKDOWN‡

Short-Term Instruments	54.6%
U.S. Government Agencies	32.3%
U.S. Treasury Obligations	5.9%
Corporate Bonds & Notes	4.4%
Other	2.8%

‡	% of Total Investments as of March 31, 2005

6  PIMCO Total Return Funds Annual Report  |   March 31, 2005

PIMCO Total Return II Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Total Return Fund II	Lehman Brothers Aggregate Bond Index
12/31/1991	5,000,000	5,000,000
01/31/1992	4,929,716	4,931,979
02/29/1992	4,951,937	4,964,047
03/31/1992	4,937,873	4,936,062
04/30/1992	4,963,257	4,971,716
05/31/1992	5,075,312	5,065,531
06/30/1992	5,149,979	5,135,245
07/31/1992	5,309,040	5,240,016
08/31/1992	5,355,136	5,293,098
09/30/1992	5,437,041	5,355,841
10/31/1992	5,367,337	5,284,832
11/30/1992	5,383,727	5,286,027
12/31/1992	5,471,600	5,370,083
01/31/1993	5,579,371	5,473,060
02/28/1993	5,705,377	5,568,868
03/31/1993	5,719,997	5,592,073
04/30/1993	5,793,075	5,631,013
05/31/1993	5,790,801	5,638,183
06/30/1993	5,920,354	5,740,365
07/31/1993	5,952,711	5,772,831
08/31/1993	6,070,915	5,874,017
09/30/1993	6,093,002	5,890,150
10/31/1993	6,109,820	5,912,160
11/30/1993	6,049,436	5,861,866
12/31/1993	6,067,802	5,893,636
01/31/1994	6,149,761	5,973,210
02/28/1994	6,050,676	5,869,435
03/31/1994	5,910,178	5,724,729
04/30/1994	5,870,870	5,679,016
05/31/1994	5,858,460	5,678,219
06/30/1994	5,845,104	5,665,671
07/31/1994	5,977,463	5,778,209
08/31/1994	5,984,657	5,785,380
09/30/1994	5,896,835	5,700,229
10/31/1994	5,889,838	5,695,150
11/30/1994	5,888,896	5,682,502
12/31/1994	5,933,421	5,721,741
01/31/1995	6,043,232	5,834,977
02/28/1995	6,182,752	5,973,708
03/31/1995	6,223,522	6,010,358
04/30/1995	6,299,808	6,094,313
05/31/1995	6,523,923	6,330,146
06/30/1995	6,551,569	6,376,556
07/31/1995	6,507,691	6,362,315
08/31/1995	6,628,805	6,439,100
09/30/1995	6,717,353	6,501,743
10/31/1995	6,829,613	6,586,296
11/30/1995	6,952,671	6,684,992
12/31/1995	7,059,284	6,778,807
01/31/1996	7,096,875	6,823,822
02/29/1996	6,956,380	6,705,209
03/31/1996	6,882,877	6,658,600
04/30/1996	6,829,282	6,621,153
05/31/1996	6,805,776	6,607,708
06/30/1996	6,917,299	6,696,445
07/31/1996	6,933,266	6,714,769
08/31/1996	6,916,233	6,703,516
09/30/1996	7,079,837	6,820,337
10/31/1996	7,268,469	6,971,417
11/30/1996	7,416,019	7,090,828
12/31/1996	7,331,446	7,024,898
01/31/1997	7,372,632	7,046,410
02/28/1997	7,387,727	7,063,938
03/31/1997	7,305,831	6,985,659
04/30/1997	7,418,069	7,090,230
05/31/1997	7,488,383	7,157,255
06/30/1997	7,571,276	7,242,207
07/31/1997	7,808,619	7,437,506
08/31/1997	7,730,081	7,374,066
09/30/1997	7,837,156	7,482,820
10/31/1997	7,950,092	7,591,375
11/30/1997	7,972,129	7,626,332
12/31/1997	8,063,867	7,703,117
01/31/1998	8,181,882	7,802,012
02/28/1998	8,157,419	7,795,787
03/31/1998	8,181,806	7,822,926
04/30/1998	8,222,040	7,863,759
05/31/1998	8,310,019	7,938,353
06/30/1998	8,398,686	8,005,677
07/31/1998	8,417,371	8,022,707
08/31/1998	8,634,608	8,153,272
09/30/1998	8,863,669	8,344,189
10/31/1998	8,784,161	8,300,070
11/30/1998	8,790,237	8,347,177
12/31/1998	8,840,354	8,372,274
01/31/1999	8,895,775	8,432,029
02/28/1999	8,717,208	8,284,832
03/31/1999	8,791,829	8,330,744
04/30/1999	8,826,341	8,357,136
05/31/1999	8,716,487	8,283,936
06/30/1999	8,686,621	8,257,544
07/31/1999	8,640,505	8,222,388
08/31/1999	8,645,072	8,218,287
09/30/1999	8,749,143	8,313,614
10/31/1999	8,774,371	8,344,288
11/30/1999	8,789,718	8,343,691
12/31/1999	8,745,555	8,303,456
01/31/2000	8,714,587	8,276,267
02/29/2000	8,804,572	8,376,357
03/31/2000	8,919,699	8,486,705
04/30/2000	8,885,298	8,462,404
05/31/2000	8,910,528	8,458,520
06/30/2000	9,090,806	8,634,499
07/31/2000	9,163,246	8,712,877
08/31/2000	9,307,790	8,839,159
09/30/2000	9,348,802	8,894,732
10/31/2000	9,424,027	8,953,590
11/30/2000	9,600,448	9,099,990
12/31/2000	9,776,445	9,268,798
01/31/2001	9,910,018	9,420,376
02/28/2001	10,026,066	9,502,440
03/31/2001	10,081,188	9,550,144
04/30/2001	10,013,145	9,510,466
05/31/2001	10,086,569	9,567,917
06/30/2001	10,116,284	9,604,012
07/31/2001	10,445,858	9,818,726
08/31/2001	10,560,283	9,931,230
09/30/2001	10,773,561	10,046,903
10/31/2001	10,983,184	10,257,189
11/30/2001	10,790,745	10,115,754
12/31/2001	10,721,689	10,051,446
01/31/2002	10,838,381	10,132,855
02/28/2002	10,976,514	10,231,053
03/31/2002	10,776,690	10,060,851
04/30/2002	10,983,213	10,255,951
05/31/2002	11,066,630	10,343,093
06/30/2002	11,104,723	10,432,527
07/31/2002	11,165,939	10,558,411
08/31/2002	11,402,046	10,736,978
09/30/2002	11,565,158	10,910,567
10/31/2002	11,527,600	10,860,870
11/30/2002	11,590,753	10,857,982
12/31/2002	11,785,596	11,082,263
01/31/2003	11,830,715	11,091,724
02/28/2003	11,989,629	11,245,195
03/31/2003	11,987,106	11,236,530
04/30/2003	12,112,671	11,329,250
05/31/2003	12,353,333	11,540,484
06/30/2003	12,332,087	11,517,558
07/31/2003	11,843,980	11,130,375
08/31/2003	11,942,026	11,204,205
09/30/2003	12,284,178	11,500,771
10/31/2003	12,200,028	11,393,585
11/30/2003	12,217,121	11,420,830
12/31/2003	12,360,679	11,537,049
01/31/2004	12,444,573	11,629,889
02/29/2004	12,573,506	11,755,729
03/31/2004	12,671,644	11,843,844
04/30/2004	12,370,830	11,535,643
05/31/2004	12,346,289	11,489,462
06/30/2004	12,430,632	11,554,379
07/31/2004	12,556,225	11,668,922
08/31/2004	12,787,867	11,891,533
09/30/2004	12,819,561	11,923,775
10/31/2004	12,904,393	12,023,752
11/30/2004	12,788,096	11,927,848
12/31/2004	12,882,252	12,037,617
01/31/2005	12,893,915	12,113,147
02/28/2005	12,817,782	12,041,705
03/31/2005	12,798,399	11,979,803

PORTFOLIO INSIGHTS

•	The Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Fund’s Institutional Class Shares underperformed the Lehman Brothers Aggregate Bond Index for the twelve-month period ended March 31, 2005, returning 0.99% versus the 1.15% return of the Index.

•	Performance was relatively stable despite a volatile market; defensive interest rate and sector strategies together with broad diversification helped preserve value.

•	Important contributors to performance were:

•	below-Index duration in the U.S., as rates rose.

•	mortgage security selection, which partly offsets the negative impact of a mortgage underweight.

•	Treasury Inflation Protected Securities (TIPS), as nominal yields rose more than real yields.

•	The following strategies detracted from returns:

•	an emphasis on short intermediate maturities and an underweight to longer maturities, which outperformed as the yield curve flattened over the annual period.

•	a corporate underweight, as investors anxious to boost yield were drawn to these assets. Concerns about auto producer earnings caused historically tight credit premiums to widen in the first quarter of 2005, however, corporates outperformed Treasuries after adjusting for duration for the twelve-month reporting period.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  7

PIMCO Total Return Fund III Performance Summary

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund III Institutional Class (Inception 05/01/91)	2.46%	8.07%	7.79%	8.26%
Total Return Fund III Administrative Class (Inception 04/11/97)	2.21%	7.78%	—	7.99%
Lehman Brothers Aggregate Bond Index	1.15%	7.14%	7.14%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	6.38%	6.34%	—

*	Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,011.50	$1,010.30	$1,022.44	$1,021.19
Expenses Paid During Period	$2.51	$3.76	$2.52	$3.78

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SECTOR BREAKDOWN‡

Short-Term Instruments	45.2%
U.S. Government Agencies	32.2%
U.S. Treasury Obligations	6.3%
Foreign Currency-Denominated Issues	4.3%
Corporate Bonds & Notes	4.1%
Other	7.9%

‡	% of Total Investments as of March 31, 2005

8  PIMCO Total Return Funds Annual Report  |  March 31, 2005

PIMCO Total Return Fund III

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Total Return Fund III	Lehman Brothers Aggregate Bond Index
04/30/1991	5,000,000	5,000,000
05/31/1991	5,024,573	5,029,239
06/30/1991	5,011,360	5,026,682
07/31/1991	5,091,347	5,096,389
08/31/1991	5,231,902	5,206,675
09/30/1991	5,362,299	5,312,180
10/31/1991	5,419,024	5,371,326
11/30/1991	5,475,902	5,420,576
12/31/1991	5,687,512	5,581,558
01/31/1992	5,605,239	5,505,625
02/29/1992	5,649,578	5,541,424
03/31/1992	5,621,306	5,510,184
04/30/1992	5,643,874	5,549,984
05/31/1992	5,752,958	5,654,712
06/30/1992	5,844,833	5,732,534
07/31/1992	6,028,857	5,849,491
08/31/1992	6,069,916	5,908,747
09/30/1992	6,112,922	5,978,788
10/31/1992	6,061,053	5,899,520
11/30/1992	6,110,005	5,900,854
12/31/1992	6,200,947	5,994,686
01/31/1993	6,262,534	6,109,641
02/28/1993	6,404,215	6,216,592
03/31/1993	6,434,449	6,242,496
04/30/1993	6,497,518	6,285,965
05/31/1993	6,501,189	6,293,970
06/30/1993	6,644,496	6,408,036
07/31/1993	6,697,102	6,444,279
08/31/1993	6,880,114	6,557,233
09/30/1993	6,894,099	6,575,243
10/31/1993	6,957,037	6,599,813
11/30/1993	6,917,372	6,543,670
12/31/1993	6,984,685	6,579,135
01/31/1994	7,060,374	6,667,964
02/28/1994	6,937,795	6,552,119
03/31/1994	6,797,242	6,390,581
04/30/1994	6,731,751	6,339,552
05/31/1994	6,676,376	6,338,662
06/30/1994	6,681,328	6,324,654
07/31/1994	6,815,349	6,450,282
08/31/1994	6,830,651	6,458,287
09/30/1994	6,760,588	6,363,232
10/31/1994	6,777,181	6,357,562
11/30/1994	6,726,341	6,343,443
12/31/1994	6,745,188	6,387,246
01/31/1995	6,870,185	6,513,652
02/28/1995	7,076,265	6,668,520
03/31/1995	7,131,606	6,709,432
04/30/1995	7,251,354	6,803,153
05/31/1995	7,479,227	7,066,416
06/30/1995	7,468,982	7,118,224
07/31/1995	7,469,280	7,102,326
08/31/1995	7,577,254	7,188,042
09/30/1995	7,661,664	7,257,971
10/31/1995	7,778,032	7,352,359
11/30/1995	7,920,241	7,462,534
12/31/1995	8,042,735	7,567,261
01/31/1996	8,110,490	7,617,512
02/29/1996	7,917,045	7,485,103
03/31/1996	7,848,991	7,433,072
04/30/1996	7,813,232	7,391,271
05/31/1996	7,795,663	7,376,262
06/30/1996	7,938,312	7,475,319
07/31/1996	7,953,817	7,495,775
08/31/1996	7,937,131	7,483,213
09/30/1996	8,134,267	7,613,621
10/31/1996	8,353,533	7,782,274
11/30/1996	8,530,260	7,915,573
12/31/1996	8,415,107	7,841,975
01/31/1997	8,452,273	7,865,989
02/28/1997	8,465,767	7,885,556
03/31/1997	8,379,284	7,798,172
04/30/1997	8,523,528	7,914,906
05/31/1997	8,625,020	7,989,727
06/30/1997	8,714,471	8,084,560
07/31/1997	8,945,988	8,302,575
08/31/1997	8,888,809	8,231,756
09/30/1997	9,006,608	8,353,160
10/31/1997	9,140,798	8,474,341
11/30/1997	9,172,684	8,513,363
12/31/1997	9,274,215	8,599,079
01/31/1998	9,418,706	8,709,477
02/28/1998	9,404,616	8,702,528
03/31/1998	9,436,938	8,732,823
04/30/1998	9,472,905	8,778,405
05/31/1998	9,559,386	8,861,676
06/30/1998	9,655,888	8,936,830
07/31/1998	9,697,309	8,955,841
08/31/1998	9,843,713	9,101,592
09/30/1998	10,148,628	9,314,715
10/31/1998	10,097,948	9,265,464
11/30/1998	10,154,614	9,318,050
12/31/1998	10,237,306	9,346,067
01/31/1999	10,291,019	9,412,772
02/28/1999	10,083,482	9,248,455
03/31/1999	10,210,751	9,299,706
04/30/1999	10,264,484	9,329,168
05/31/1999	10,112,792	9,247,454
06/30/1999	10,098,298	9,217,993
07/31/1999	10,060,554	9,178,748
08/31/1999	10,064,068	9,174,170
09/30/1999	10,149,144	9,280,584
10/31/1999	10,190,083	9,314,826
11/30/1999	10,208,038	9,314,159
12/31/1999	10,139,938	9,269,244
01/31/2000	9,971,148	9,238,894
02/29/2000	10,081,292	9,350,625
03/31/2000	10,244,449	9,473,807
04/30/2000	10,191,835	9,446,680
05/31/2000	10,178,995	9,442,344
06/30/2000	10,404,668	9,638,791
07/31/2000	10,480,599	9,726,286
08/31/2000	10,659,083	9,867,257
09/30/2000	10,682,050	9,929,292
10/31/2000	10,727,050	9,994,997
11/30/2000	10,921,300	10,158,425
12/31/2000	11,164,751	10,346,867
01/31/2001	11,321,486	10,516,076
02/28/2001	11,425,133	10,607,684
03/31/2001	11,489,223	10,660,937
04/30/2001	11,393,743	10,616,644
05/31/2001	11,461,186	10,680,777
06/30/2001	11,468,986	10,721,070
07/31/2001	11,853,724	10,960,758
08/31/2001	12,026,516	11,086,348
09/30/2001	12,240,207	11,215,474
10/31/2001	12,486,006	11,450,219
11/30/2001	12,300,855	11,292,334
12/31/2001	12,278,725	11,220,546
01/31/2002	12,430,837	11,311,424
02/28/2002	12,584,616	11,421,043
03/31/2002	12,381,176	11,231,045
04/30/2002	12,659,147	11,448,837
05/31/2002	12,714,942	11,546,116
06/30/2002	12,720,258	11,645,951
07/31/2002	12,704,341	11,786,477
08/31/2002	12,986,535	11,985,814
09/30/2002	13,057,941	12,179,593
10/31/2002	13,117,670	12,124,116
11/30/2002	13,226,784	12,120,892
12/31/2002	13,505,002	12,371,259
01/31/2003	13,614,027	12,381,821
02/28/2003	13,815,542	12,553,142
03/31/2003	13,891,888	12,543,470
04/30/2003	14,086,195	12,646,974
05/31/2003	14,334,209	12,882,777
06/30/2003	14,339,570	12,857,184
07/31/2003	13,818,429	12,424,968
08/31/2003	13,947,294	12,507,385
09/30/2003	14,276,499	12,838,445
10/31/2003	14,197,286	12,718,792
11/30/2003	14,230,601	12,749,205
12/31/2003	14,364,042	12,878,942
01/31/2004	14,465,109	12,982,581
02/29/2004	14,627,933	13,123,057
03/31/2004	14,737,170	13,221,422
04/30/2004	14,425,111	12,877,373
05/31/2004	14,390,087	12,825,820
06/30/2004	14,461,084	12,898,288
07/31/2004	14,599,923	13,026,153
08/31/2004	14,888,656	13,274,657
09/30/2004	14,928,773	13,310,648
10/31/2004	15,082,194	13,422,254
11/30/2004	15,003,820	13,315,195
12/31/2004	15,147,166	13,437,732
01/31/2005	15,179,318	13,522,047
02/28/2005	15,138,663	13,442,295
03/31/2005	15,100,822	13,373,194

PORTFOLIO INSIGHTS

•	The Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•	The Fund’s Institutional Class Shares outperformed the Lehman Brothers Aggregate Bond Index for the twelve-month period ended March 31, 2005, returning 2.46% versus the 1.15% return of the Index.

•	Performance was relatively stable despite a volatile market; defensive interest rate and sector strategies together with broad diversification helped preserve value.

•	Important contributors to performance were:

•	below-Index duration in the U.S., as rates rose.

•	mortgage security selection, which partly offsets the negative impact of a mortgage underweight.

•	Treasury Inflation Protected Securities (TIPS), as nominal yields rose more than real yields.

•	non-U.S. strategies, especially Eurozone issues, which gained as interest rates in the intermediate and longer maturity bonds fell.

•	emerging markets were positive as fundamentals such as trade surpluses and currency reserves continued to improve.

•	The following strategies detracted from returns:

•	an emphasis on short intermediate maturities and an underweight to longer maturities, which outperformed as the yield curve flattened over the annual period.

•	a corporate underweight, as investors anxious to boost yield were drawn to these assets. Concerns about auto producer earnings caused historically tight credit premiums to widen in the first quarter of 2005, however, corporates outperformed Treasuries after adjusting for duration for the one year time period.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  9

Financial Highlights

Total Return Fund

Institutional Class

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income *(a)	0.26	0.30	0.45	0.55	0.67
Net Realized/ Unrealized Gain (Loss) on Investments *(a)	(0.03)	0.35	0.74	0.19	0.56
Total Income from Investment Operations	0.23	0.65	1.19	0.74	1.23
Dividends from Net Investment Income	(0.27)	(0.32)	(0.46)	(0.55)	(0.67)
Distributions from Net Realized Capital Gains	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.60)	(0.50)	(0.81)	(0.85)	(0.67)
Net Asset Value End of Period	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	2.07%	6.20%	11.77%	7.15%	12.80%
Net Assets End of Period (000s)	$47,998,758	$43,723,208	$41,178,760	$35,230,781	$31,746,629
Ratio of Net Expenses to Average Net Assets	0.43%	0.43%	0.43%	0.43%	0.49	%(b)
Ratio of Net Investment Income to Average Net Assets *	2.41%	2.70%	4.16%	5.14%	6.61%
Portfolio Turnover Rate	470%	273%	234%	445%	450%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.

10  PIMCO Total Return Funds Annual Report  |   March 31, 2005  |  See accompanying notes

Financial Highlights

Total Return Fund

Administrative Class

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income *(a)	0.23	0.27	0.41	0.51	0.64
Net Realized/ Unrealized Gain (Loss) on Investments *(a)	(0.03)	0.35	0.75	0.20	0.56
Total Income from Investment Operations	0.20	0.62	1.16	0.71	1.20
Dividends from Net Investment Income	(0.24)	(0.29)	(0.43)	(0.52)	(0.64)
Distributions from Net Realized Capital Gains	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.57)	(0.47)	(0.78)	(0.82)	(0.64)
Net Asset Value End of Period	$10.57	$10.94	$10.79	$10.41	$10.52
Total Return	1.82%	5.93%	11.48%	6.89%	12.52%
Net Assets End of Period (000s)	$17,292,644	$16,367,285	$16,109,374	$8,900,453	$5,353,222
Ratio of Net Expenses to Average Net Assets	0.68%	0.68%	0.68%	0.68%	0.74	%(b)
Ratio of Net Investment Income to Average Net Assets *	2.16%	2.46%	3.85%	4.83%	6.35%
Portfolio Turnover Rate	470%	273%	234%	445%	450%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.68%.

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  11

Financial Highlights

Total Return Fund II

Institutional Class

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.52	$10.36	$10.10	$10.27	$9.67
Net Investment Income *(a)	0.24	0.25	0.39	0.48	0.62
Net Realized/ Unrealized Gain (Loss) on Investments *(a)	(0.14)	0.33	0.71	0.21	0.60
Total Income from Investment Operations	0.10	0.58	1.10	0.69	1.22
Dividends from Net Investment Income	(0.25)	(0.28)	(0.40)	(0.48)	(0.62)
Distributions from Net Realized Capital Gains	(0.35)	(0.14)	(0.44)	(0.38)	0.00
Total Distributions	(0.60)	(0.42)	(0.84)	(0.86)	(0.62)
Net Asset Value End of Period	$10.02	$10.52	$10.36	$10.10	$10.27
Total Return	0.99%	5.71%	11.23%	6.89%	13.02%
Net Assets End of Period (000s)	$2,278,849	$2,335,828	$2,186,008	$1,775,255	$1,606,998
Ratio of Net Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.51	%(b)
Ratio of Net Investment Income to Average Net Assets *	2.37%	2.40%	3.73%	4.60%	6.21%
Portfolio Turnover Rate	330%	262%	222%	473%	566%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%

12  PIMCO Total Return Funds Annual Report  |   March 31, 2005  |  See accompanying notes

Financial Highlights

Total Return Fund II

Administrative Class

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.52	$10.36	$10.10	$10.27	$9.67
Net Investment Income *(a)	0.22	0.23	0.36	0.45	0.59
Net Realized/ Unrealized Gain (Loss) on Investments *(a)	(0.15)	0.33	0.72	0.21	0.60
Total Income (Loss) from Investment Operations	0.07	0.56	1.08	0.66	1.19
Dividends from Net Investment Income	(0.22)	(0.26)	(0.38)	(0.45)	(0.59)
Distributions from Net Realized Capital Gains	(0.35)	(0.14)	(0.44)	(0.38)	0.00
Total Distributions	(0.57)	(0.40)	(0.82)	(0.83)	(0.59)
Net Asset Value End of Period	$10.02	$10.52	$10.36	$10.10	$10.27
Total Return	0.75%	5.45%	10.96%	6.64%	12.74%
Net Assets End of Period (000s)	$115,674	$114,148	$133,732	$111,068	$77,183
Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.76	%(b)
Ratio of Net Investment Income to Average Net Assets *	2.11%	2.16%	3.48%	4.30%	5.97%
Portfolio Turnover Rate	330%	262%	222%	473%	566%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  13

Financial Highlights

Total Return Fund III

Institutional Class

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$9.64	$9.57	$9.24	$9.19	$8.74
Net Investment Income *(a)	0.23	0.26	0.43	0.51	0.57
Net Realized/ Unrealized Gain on Investments *(a)	0.00	0.31	0.66	0.19	0.45
Total Income from Investment Operations	0.23	0.57	1.09	0.70	1.02
Dividends from Net Investment Income	(0.23)	(0.29)	(0.43)	(0.51)	(0.57)
Distributions from Net Realized Capital Gains	(0.28)	(0.21)	(0.33)	(0.14)	0.00
Total Distributions	(0.51)	(0.50)	(0.76)	(0.65)	(0.57)
Net Asset Value End of Period	$9.36	$9.64	$9.57	$9.24	$9.19
Total Return	2.46%	6.08%	12.20%	7.76%	12.15%
Net Assets End of Period (000s)	$1,513,513	$1,320,459	$982,838	$844,807	$868,757
Ratio of Net Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets *	2.38%	2.74%	4.50%	5.39%	6.44%
Portfolio Turnover Rate	368%	180%	221%	449%	581%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.

14  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Financial Highlights

Total Return Fund III

Administrative Class

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$9.64	$9.57	$9.24	$9.19	$8.74
Net Investment Income *(a)	0.21	0.25	0.40	0.50	0.55
Net Realized/ Unrealized Gain on Investments *(a)	0.00	0.29	0.66	0.17	0.45
Total Income from Investment Operations	0.21	0.54	1.06	0.67	1.00
Dividends from Net Investment Income	(0.21)	(0.26)	(0.40)	(0.48)	(0.55)
Distributions from Net Realized Capital Gains	(0.28)	(0.21)	(0.33)	(0.14)	0.00
Total Distributions	(0.49)	(0.47)	(0.73)	(0.62)	(0.55)
Net Asset Value End of Period	$9.36	$9.64	$9.57	$9.24	$9.19
Total Return	2.21%	5.82%	11.93%	7.42%	11.83%
Net Assets End of Period (000s)	$10,357	$4,776	$4,630	$1,167	$11,223
Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets *	2.21%	2.54%	4.22%	5.34%	6.10%
Portfolio Turnover Rate	368%	180%	221%	449%	581%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  15

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$100,441,852	$2,750,358	$2,047,749
Cash	340,347	0	448
Foreign currency, at value	297,033	0	1,876
Receivable for investments sold	3,113,227	18,091	39,150
Receivable for investments sold on delayed delivery basis	807,860	13,059	7,181
Unrealized appreciation on forward foreign currency contracts	128,280	0	2,958
Receivable for Fund shares sold	196,162	8,100	265
Interest and dividends receivable	276,396	6,537	5,765
Variation margin receivable	87,140	4,493	1,712
Swap premiums paid	23,964	0	562
Unrealized appreciation on swap agreements	91,103	1,769	3,561
Other assets	2	0	0

	105,803,366	2,802,407	2,111,227

Liabilities:
Payable for investments purchased	$22,986,055	$320,454	$573,581
Payable for investments purchased on delayed delivery basis	67,404	0	0
Unrealized depreciation on forward foreign currency contracts	39,273	0	862
Payable for short sales	792,169	12,974	7,133
Written options outstanding	44,603	1,198	706
Payable for Fund shares redeemed	281,483	69,562	835
Dividends payable	28,372	661	389
Accrued investment advisory fee	17,163	526	318
Accrued administration fee	15,067	526	318
Accrued distribution fee	6,213	25	2
Accrued servicing fee	3,427	0	0
Variation margin payable	7,098	250	444
Swap premiums received	59,009	1,708	1,496
Unrealized depreciation on swap agreements	62,747	0	1,273

	24,410,083	407,884	587,357

Net Assets	$81,393,283	$2,394,523	$1,523,870

Net Assets Consist of:
Paid in capital	$81,049,180	$2,426,114	$1,515,760
Undistributed (overdistributed) net investment income	31,758	(361)	(3,576)
Accumulated undistributed net realized gain (loss)	263,325	(21,324)	5,446
Net unrealized appreciation (depreciation)	49,020	(9,906)	6,240

	$81,393,283	$2,394,523	$1,523,870

Net Assets:
Institutional Class	$47,998,758	$2,278,849	$1,513,513
Administrative Class	17,292,644	115,674	10,357
Other Classes	16,101,881	0	0

Shares Issued and Outstanding:
Institutional Class	4,539,216	227,364	161,662
Administrative Class	1,635,353	11,540	1,106

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.57	$10.02	$9.36
Administrative Class	10.57	10.02	9.36

Cost of Investments Owned	$100,145,960	$2,747,264	$2,039,357

Cost of Foreign Currency Held	$298,700	$0	$1,896

16  PIMCO Total Return Funds Annual Report  |   March 31, 2005  |  See accompanying notes

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	Total Return Fund	Total Return Fund II	Total Return Fund III
Investment Income:
Interest	$2,179,643	$70,025	$39,139
Dividends	0	462	1,508
Miscellaneous income	622	27	7

Total Income	2,180,265	70,514	40,654

Expenses:
Investment advisory fees	191,622	6,141	3,524
Administration fees	169,442	6,141	3,524
Distribution and/or servicing fees - Administrative Class	41,353	309	18
Distribution and/or servicing fees - Other Classes	75,716	0	0
Trustees’ fees	205	6	4
Miscellaneous expense	188	6	3

Total Expenses	478,526	12,603	7,073

Net Investment Income	1,701,739	57,911	33,581

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	190,008	2,440	4,022
Net realized gain on futures contracts, options and swaps	1,134,427	32,828	27,230
Net realized gain (loss) on foreign currency transactions	122,663	0	(851)
Net change in unrealized (depreciation) on investments	(805,027)	(35,129)	(16,699)
Net change in unrealized (depreciation) on futures contracts, options and swaps	(930,721)	(34,347)	(13,717)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,589)	0	899

Net Gain (Loss)	(301,239)	(34,208)	884

Net Increase in Net Assets Resulting from Operations	$1,400,500	$23,703	$34,465

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  17

Statements of Changes in Net Assets

	Total Return Fund		Total Return Fund II		Total Return Fund III
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,701,739	$1,846,627	$57,911	$56,969	$33,581	$31,450
Net realized gain	1,447,098	1,697,135	35,268	51,850	30,401	31,111
Net change in unrealized appreciation (depreciation)	(1,748,337)	724,516	(69,476)	21,711	(29,517)	8,852

Net increase resulting from operations	1,400,500	4,268,278	23,703	130,530	34,465	71,413

Distributions to Shareholders:
From net investment income
Institutional Class	(1,101,821)	(1,247,346)	(56,723)	(60,897)	(34,146)	(33,785)
Administrative Class	(368,819)	(442,214)	(2,686)	(3,094)	(160)	(132)
Other Classes	(281,713)	(356,058)	0	0	0	0
From net realized capital gains
Institutional Class	(1,354,824)	(688,316)	(80,355)	(28,937)	(42,288)	(26,994)
Administrative Class	(509,329)	(261,594)	(3,747)	(1,519)	(291)	(105)
Other Classes	(475,282)	(259,989)	0	0	0	0

Total Distributions	(4,091,788)	(3,255,517)	(143,511)	(94,447)	(76,885)	(61,016)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	12,658,111	14,085,125	617,788	763,398	423,963	491,262
Administrative Class	4,598,530	5,716,505	75,176	48,238	7,853	3,395
Other Classes	5,131,413	6,678,006	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	2,242,695	1,715,938	123,662	78,983	71,773	54,298
Administrative Class	745,548	573,173	6,412	4,595	420	207
Other Classes	533,425	421,077	0	0	0	0
Cost of shares redeemed
Institutional Class	(9,069,808)	(13,850,516)	(684,171)	(726,996)	(260,550)	(218,317)
Administrative Class	(3,840,742)	(6,246,627)	(74,520)	(74,065)	(2,404)	(3,475)
Other Classes	(5,120,338)	(6,582,512)	0	0	0	0
Net increase resulting from Fund share transactions	7,878,834	2,510,169	64,347	94,153	241,055	327,370
Fund Redemption Fee	516	0	8	0	0	0

Total Increase (Decrease) in Net Assets	5,188,062	3,522,930	(55,453)	130,236	198,635	337,767

Net Assets:
Beginning of period	76,205,221	72,682,291	2,449,976	2,319,740	1,325,235	987,468

End of period *	$81,393,283	$76,205,221	$2,394,523	$2,449,976	$1,523,870	$1,325,235

* Including undistributed (overdistributed) net investment income of:	$31,758	$717,979	$(361)	$17,870	$(3,576)	$10,688

18  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Summary Schedule of Investments

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)	% of Net Assets

BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $3,474)		$3,544	0.1%

CORPORATE BONDS & NOTES

Banking & Finance

Wells Fargo & Co.
5.125% due 02/15/2007	$3,500	3,564	0.0%
Other Banking & Finance (b)		1,924,056	2.4%

Total Banking & Finance		1,927,620	2.4%

Industrials

Total Industrials (b)		1,327,502	1.6%

Utilities

Total Utilities (b)		177,504	0.2%

Total Corporate Bonds & Notes (Cost $3,380,096)		3,432,626	4.2%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $738,176)		774,443	0.9%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 04/18/2020	2,179,210	2,177,848	2.7%
5.000% due 05/17/2020	621,500	619,752	0.8%
5.000% due 03/01/2034	565,489	554,639	0.7%
5.000% due 05/12/2035	1,952,900	1,904,078	2.3%
5.500% due 04/13/2035	12,130,700	12,149,648	14.9%
0.000% - 22.425% due 06/01/2005 - 01/25/2048 (a)(c)(d)	6,033,299	6,088,937	7.5%
Federal Home Loan Bank
3.000% - 6.750% due 04/10/2006 - 06/18/2014 (a)	49,300	45,817	0.0%
Freddie Mac
1.000% - 82.576% due 04/01/2005 - 03/25/2044 (a)(d)	1,712,041	1,757,217	2.1%
Other U.S. Government Agencies (b)		1,359,664	1.7%

Total U.S. Government Agencies (Cost $ 26,597,354)		26,657,600	32.7%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (e)
3.875% due 01/15/2009	1,182,555	1,304,492	1.6%
4.250% due 01/15/2010	818,567	932,070	1.2%
0.875% due 04/15/2010	1,320,672	1,292,274	1.6%
3.500% due 01/15/2011	1,198,241	1,338,927	1.7%
3.000% due 07/15/2012	944,674	1,039,994	1.3%
2.375% due 01/15/2025	1,079,540	1,161,526	1.4%
1.625% - 3.875% due 01/15/2007 - 04/15/2029 (a)	546,634	598,088	0.7%

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  19

	Principal Amount (000s)		Value (000s)	% of Net Assets
U.S. Treasury Bonds
5.250% - 8.125% due 08/15/2019 - 08/15/2029 (a)		$109,375	$118,660	0.1%
U.S. Treasury Notes
1.625% - 7.000% due 04/30/2005 - 07/15/2009 (a)		13,985	13,958	0.0%

Total U.S. Treasury Obligations (Cost $7,777,529)			7,799,989	9.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,228,791)			1,281,407	1.5%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $1,744,888)			1,668,408	2.1%

SOVEREIGN ISSUES

Kingdom of Spain
7.000% due 07/19/2005		500	506	0.0%
Russian Federation
5.000% due 03/31/2030 (h)		566,265	580,705	0.7%
Other Sovereign Issues (b)			1,606,050	2.0%

Total Sovereign Issues (Cost $2,074,595)			2,187,261	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES (n)

Kingdom of Spain
0.000% due 06/17/2005	E	C 450,200	581,184	0.7%
5.750% due 07/30/2032		216,875	356,005	0.5%
4.200% due 01/31/2037		73,900	96,876	0.1%
Republic of France
5.750% due 10/25/2032		529,700	869,650	1.1%
4.750% due 04/25/2035		312,775	448,632	0.6%
4.000% - 5.500% due 04/25/2029 - 04/25/2055 (a)		73,475	98,437	0.1%
Republic of Germany
5.500% due 01/04/2031		412,450	652,958	0.8%
3.750% - 6.500% due 07/04/2012 - 07/04/2034 (a)		509,875	834,253	1.0%
Other Foreign Currency-Denominated Issues (b)			435,633	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,318,296)			4,373,628	5.4%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $63,197)			64,150	0.1%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $1,150)			811	0.0%

20  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)	% of Net Assets
SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit

Bank of America N.A.
2.480% - 2.960% due 04/06/2005 - 06/13/2005 (a)	$1,396,800	$1,396,800	1.7%
Citibank New York N.A.
1.000% - 2.965% due 04/22/2005 - 06/17/2005 (a)	1,268,900	1,268,900	1.6%
Nordea Bank Finland PLC
2.675% - 2.805% due 05/24/2005 - 07/05/2005 (a)	350,000	350,000	0.4%
Svenska Handelsbanken, Inc.
2.640% due 04/18/2005	100,000	100,000	0.1%
Unicredito Italiano SpA
2.805% due 05/03/2005	500,000	500,002	0.6%
Wells Fargo & Co.
2.790% due 04/07/2005 - 04/13/2005 (a)	1,490,400	1,490,400	1.8%
Other Certificates of Deposit (b)		637,800	0.8%

		5,743,902	7.0%
Commercial Paper

Anz (Delaware), Inc.
2.410% - 2.840% due 04/07/2005 - 06/03/2005 (a)	652,330	651,030	0.8%
Anz National International Ltd.
2.630% - 2.900% due 04/28/2005 - 06/08/2005 (a)	548,672	547,262	0.7%
Bank of America N.A.
2.915% due 06/01/2005	550,000	547,239	0.7%
Bank of Ireland
2.505% - 2.940% due 04/11/2005 - 08/17/2005 (a)	1,251,711	1,246,681	1.5%
Barclays U.S. Funding Corp.
2.480% - 2.960% due 04/05/2005 - 06/17/2005 (a)	819,200	817,033	1.0%
CBA (de) Finance
2.495% - 2.860% due 04/05/2005 - 06/06/2005 (a)	557,240	555,334	0.7%
CDC IXIS Commercial Paper, Inc.
2.510% - 2.955% due 04/12/2005 - 07/11/2005 (a)	576,500	574,043	0.7%
Danske Corp.
2.375% - 2.980% due 04/01/2005 - 06/30/2005 (a)	916,900	914,135	1.1%
Den Norske Bank ASA
2.610% - 2.980% due 04/25/2005 - 07/14/2005 (a)	539,400	537,023	0.7%
Dexia Delaware LLC
2.620% - 3.000% due 04/27/2005 - 07/05/2005 (a)	589,215	587,490	0.7%
Fannie Mae
1.010% - 3.030% due 04/01/2005 - 08/08/2005 (a)	10,050,085	10,007,714	12.3%
Federal Home Loan Bank
2.467% - 2.840% due 04/08/2005 - 06/10/2005 (a)	1,665,713	1,662,811	2.0%
Ford Motor Credit Co
2.470% - 3.400% due 04/04/2005 - 08/26/2005 (a)	418,900	415,130	0.5%
Fortis Funding LLC
2.500% - 2.780% due 04/07/2005 - 05/20/2005 (a)	358,400	357,816	0.4%
Freddie Mac
2.376% - 3.020% due 04/01/2005 - 08/09/2005 (a)	6,180,413	6,153,334	7.6%
HBOS Treasury Services PLC
2.470% - 2.960% due 04/05/2005 - 06/22/2005 (a)	2,242,186	2,235,348	2.7%
Nordea North America, Inc.
2.450% - 2.840% due 04/04/2005 - 06/20/2005 (a)	637,800	634,981	0.8%
Pfizer, Inc.
2.390% - 2.690% due 04/01/2005 - 05/11/2005 (a)	408,900	408,349	0.5%

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  21

	Principal Amount (000s)		Value (000s)	% of Net Assets
Rabobank USA Financial Corp.
2.420% - 2.985% due 04/01/2005 - 06/30/2005 (a)		$894,500	$891,613	1.1%
Skandinaviska Enskilda Banken AB (SEB)
2.460% - 2.970% due 04/01/2005 - 06/24/2005 (a)		585,600	583,361	0.7%
Spintab AB
2.500% - 2.920% due 04/04/2005 - 07/22/2005 (a)		647,000	645,184	0.8%
Svenska Handelsbanken, Inc.
2.485% - 2.990% due 04/04/2005 - 06/30/2005 (a)		541,300	539,693	0.7%
Swedbank, Inc.
2.420% - 2.980% due 04/07/2005 - 06/29/2005 (a)		500,000	498,462	0.6%
UBS Finance, Inc.
2.470% - 3.020% due 04/14/2005 - 07/22/2005 (a)		1,983,700	1,975,570	2.4%
Westpac Capital Corp.
2.405% - 3.050% due 04/04/2005 - 07/22/2005 (a)		1,452,960	1,446,813	1.8%
Other Commercial Paper (b)			3,741,233	4.5%

			39,174,682	48.2%

Repurchase Agreements

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.625% due 04/15/2005 valued at $4,053; U.S. Treasury Bonds 6.875%-10.375% due 11/15/2012-08/15/2025 valued at $46,886; U.S. Treasury Bills 2.624% due 04/21/2005 valued at $18,912; and U.S. Treasury Notes 2.625%-5.625% due 12/31/2006-01/15/2010 valued at $231,034. Repurchase proceeds are $295,000.)		294,980	294,980	0.4%

UBS Warburg LLC
2.400% - 2.510% due 04/01/2005 (a) (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.000%-3.000% due 07/15/2012-01/15/2025 valued at $826,692, U.S. Treasury Bills 2.930% due 09/22/2005 valued at $49,289, U.S. Treasury Notes 2.000% due 08/31/2005 valued at $149,620 and U.S. Treasury Strips 0.000% due 05/15/2021-02/15/2025 valued at $2,094,326. Repurchase proceeds are $3,047,812.)		3,047,600	3,047,600	3.7%

			3,342,580	4.1%

French Treasury Bills
1.000% - 1.010% due 05/26/2005 - 09/01/2005 (a)	EC	707,200	911,954	1.1%
German Treasury Bills
1.000% - 2.000% due 05/11/2005 - 07/13/2005 (a)		840,000	1,084,084	1.3%
U.S. Treasury Bills
2.040% - 2.982% due 04/07/2005 - 09/01/2005 (a)(g)(i)		$1,950,335	1,940,783	2.4%

Total Short-Term Instruments (Cost $52,218,414)			52,197,985	64.1%

Total Investments (f) (Cost $100,145,960)			$100,441,852	123.4%

Written Options (k) (Premiums $61,651)			(44,603)	(0.1)%

Other Assets and Liabilities (Net)			(19,003,966)	(23.3)%

Net Assets			$81,393,283	100.0%

22  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

Notes to Summary Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of March 31, 2005.
(c)	The grouping contains a principal only security.
(d)	The grouping contains an interest only security.
(e)	Principal amount of security is adjusted for inflation.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $777,485 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $71,531 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(h)	Variable rate security.
(i)	Securities with an aggregate market value of $563,890 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,821	$57
Eurodollar June Long Futures	06/2005	68,559	(100,024)
Eurodollar September Long Futures	09/2005	70,338	(111,265)
Eurodollar December Long Futures	12/2005	67,218	(112,551)
Euribor Written Put Options Strike @ 97.750	06/2005	10,946	3,148
Euro-Bobl 5-Year Note Short Futures	06/2005	13,707	(10,438)
Government of Japan 10-Year Note Long Futures	06/2005	880	13,574
U.S. Treasury 10-Year Note Long Futures	06/2005	113,760	(81,364)
U.S. Treasury 30-Year Bond Long Futures	06/2005	5,937	7,178
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	6,432	2,708

			$(388,977)

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  23

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/16/2011	BP	442,880	$ (4,601)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		104,800	(1,724)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,484)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	(40)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	211,200	21,858
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		180,000	17,711
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		93,200	6,822
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	5,202
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(5,250)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,892)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(16,632)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(27,455)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$840,200	21,386
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		506,000	13,088
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		213,600	4,210

							$ 28,199

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	$50,000	$(360)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(77)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	10,100	30
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	30
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	0
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	4
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	9
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	140

24  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	$9,700	$32
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	7
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	4
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	(149)
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	88
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	80
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	7,700	26
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	0
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	282
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	0

						$157

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	723	$438	$22
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	12,183	9,864	1,523
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	12,000	4,848	187
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	20,460	5,450	639
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	1,629	465	127
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	36,499	15,896	13,117
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	14,968	14,251	18,009
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	24,817	9,127	10,082
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	4,400	1,260	894

				$61,599	$44,600

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  25

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	$700	$20	$1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	13	1
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	1
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	0

						$52	$3

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$1,193	$1,137	0.00%
First Interstate Bancorp	8.875%	01/01/2009	01/04/1999	22	20	0.00%
First Interstate Bancorp	9.125%	01/01/2009	01/04/1990	1	1	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	3,871	3,848	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,575	1,463	0.00%
United Airlines, Inc.	6.932%	09/01/2011	12/28/2001	10,500	4,587	0.01%
Sprint Capital Corp.	6.000%	01/15/2017	02/28/2002	37,401	38,534	0.05%
Sprint Capital Corp.	7.125%	01/30/2006	05/28/2002	13,679	13,790	0.02%

				$68,242	$63,380	0.08%

(m)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$777,350	$792,169	$797,441

26  PIMCO Total Return Funds Annual Report  |   March 31, 2005  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

(n)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	23,066	04/2005	$573	$0	$573
Buy	BR	49,291	04/2005	720	0	720
Buy		97,849	05/2005	0	(597)	(597)
Buy		52,135	06/2005	415	0	415
Buy		764,072	09/2005	25	(1,083)	(1,058)
Sell	C$	126,249	04/2005	22	(181)	(159)
Buy	CP	21,112,486	05/2005	0	(784)	(784)
Buy		10,514,447	06/2005	128	0	128
Buy		3,708,679	08/2005	0	(47)	(47)
Buy	EC	1,335,738	04/2005	130	(1,063)	(933)
Sell		4,039,102	04/2005	122,389	(139)	122,250
Sell		400,000	05/2005	184	(2,246)	(2,062)
Sell		1,219,200	06/2005	904	0	904
Buy	H$	120,038	04/2005	0	(69)	(69)
Buy	JY	110,795,832	04/2005	76	(26,725)	(26,649)
Sell		114,108,206	04/2005	0	(1,372)	(1,372)
Buy	KW	17,895,190	04/2005	291	0	291
Buy		37,275,417	05/2005	571	0	571
Buy		20,420,000	06/2005	0	(296)	(296)
Buy	MP	377,863	05/2005	139	(77)	62
Buy		193,988	06/2005	105	0	105
Sell	N$	56,083	04/2005	1,350	0	1,350
Buy	PN	110,577	05/2005	50	0	50
Buy		61,688	06/2005	0	(16)	(16)
Buy	PZ	115,992	05/2005	0	(822)	(822)
Buy		59,718	06/2005	0	(318)	(318)
Buy	RP	756,078	05/2005	0	(117)	(117)
Buy		1,191,511	06/2005	0	(237)	(237)
Buy	RR	443,667	04/2005	146	0	146
Buy		921,167	05/2005	49	0	49
Buy		527,623	06/2005	0	(244)	(244)
Buy	S$	26,024	04/2005	0	(198)	(198)
Buy		54,711	05/2005	0	(261)	(261)
Buy		29,496	06/2005	0	(305)	(305)
Buy	SR	102,972	05/2005	0	(140)	(140)
Buy	SV	1,036,483	05/2005	0	(797)	(797)
Buy		592,769	06/2005	0	(382)	(382)
Buy	T$	1,079,657	05/2005	13	(21)	(8)
Buy		575,038	06/2005	0	(736)	(736)

				$128,280	$(39,273)	$89,007

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  27

Schedule of Investments

Total Return Fund II

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.1%

Banking & Finance 2.9%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$1,600	$1,600
Ford Motor Credit Co.
6.875% due 02/01/2006	9,000	9,124
7.600% due 08/01/2005	2,600	2,627
General Electric Capital Corp.
2.980% due 03/04/2008	1,500	1,500
General Motors Acceptance Corp.
7.500% due 07/15/2005	5,800	5,847
Goldman Sachs Group LP
3.390% due 01/20/2009 (a)	5,000	5,086
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	12,000	14,423
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	6,800	6,780
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700	23,263

		70,250

Industrials 2.0%

Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,599
DaimlerChrysler NA Holding Corp.
3.200% due 03/07/2007 (a)	24,900	24,955
Dow Chemical Co.
8.040% due 07/02/2005	197	199
El Paso Corp.
6.750% due 05/15/2009	16,700	16,366
United Airlines, Inc.
6.071% due 03/01/2013 (b)	608	566
9.190% due 12/24/2013 (b)	7,156	2,880

		46,565

Utilities 0.2%

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,719
Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,255

		3,974

Total Corporate Bonds & Notes (Cost $118,834)		120,789

MUNICIPAL BONDS & NOTES 1.0%

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,005

California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	6,020	6,182
6.625% due 06/01/2040	5,300	5,518

Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	190	243

New York, New York General Obligation Bonds, Series 2005
6.660% due 03/01/2030 (a)	750	785
6.660% due 03/01/2035	5,000	5,211

North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.610% due 01/01/2035 (a)	2,500	2,651

Total Municipal Bonds & Notes (Cost $20,980)		22,595

U.S. GOVERNMENT AGENCIES 37.1%

Fannie Mae
2.915% due 09/22/2006 (a)	10,300	10,295
3.287% due 09/01/2040 (a)	7,871	8,073
3.458% due 07/01/2020 (a)	204	209
3.954% due 02/01/2023 (a)	173	176
3.975% due 03/01/2024 (a)	5	6
4.275% due 01/01/2024 (a)	150	155
4.411% due 12/01/2023 (a)	113	116
4.480% due 04/01/2024 (a)	213	219
4.500% due 07/01/2017 - 02/01/2020 (d)	3,052	2,987
4.985% due 01/01/2035 (a)	5,406	5,435
5.000% due 12/01/2016 - 05/12/2035 (d)	352,843	352,491
5.500% due 03/01/2016 - 04/13/2035 (d)	416,010	417,076
5.936% due 11/01/2011	8,660	9,154
6.000% due 04/01/2017 - 05/01/2033 (d)	12,797	13,225
6.500% due 07/01/2013 - 06/25/2044 (d)	4,076	4,217
7.000% due 04/01/2011 - 09/25/2020 (d)	140	146
7.500% due 04/01/2008	6	6
7.750% due 10/01/2007	4	4
8.000% due 10/01/2005 - 10/01/2030 (d)	27	28
8.500% due 01/01/2007 - 04/01/2017 (d)	12	13
9.000% due 06/01/2010 - 06/25/2018 (d)	36	39
9.250% due 07/25/2019	311	340
9.500% due 09/01/2009	7	7
10.000% due 11/01/2021	10	11
11.000% due 09/01/2010	40	44
13.750% due 11/01/2011 - 09/01/2013 (d)	19	20
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	2,000	1,853
Federal Housing Administration
8.955% due 05/01/2019	85	86

28  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund II

March 31, 2005

	Principal Amount (000s)	Value (000s)
Freddie Mac
4.183% due 12/01/2022 (a)	$684	$705
4.365% due 02/01/2023 (a)	54	55
5.000% due 11/01/2018 - 12/01/2031 (d)	8,196	8,202
5.500% due 01/01/2018	158	162
6.000% due 02/01/2016 - 11/01/2032 (d)	7,532	7,733
6.500% due 12/01/2010 - 07/01/2028 (d)	70	73
7.000% due 03/01/2007 - 07/15/2022 (d)	2,776	2,818
7.500% due 01/15/2023 - 01/01/2026 (d)	6,182	6,503
7.652% due 07/01/2030 (a)	201	206
8.000% due 11/01/2025 - 06/15/2030 (d)	4,385	4,554
8.250% due 05/01/2008	3	3
9.000% due 12/15/2020	154	154
9.250% due 11/15/2019	5	5
9.500% due 02/01/2011 - 02/01/2018 (d)	35	39
10.000% due 06/01/2011 - 03/01/2021 (d)	22	24
Government National Mortgage Association
3.375% due 06/20/2023 - 06/20/2027 (a)(d)	4,465	4,544
3.500% due 07/20/2030 (a)	290	293
3.750% due 09/20/2024 - 08/20/2027 (a)(d)	3,305	3,351
4.125% due 12/20/2029 (a)	2,410	2,446
6.000% due 01/15/2024 - 10/15/2031 (d)	286	295
6.650% due 06/15/2040	15,550	16,447
7.500% due 09/15/2014 - 09/15/2025 (d)	55	59
8.000% due 07/15/2010 - 08/15/2024 (d)	183	197
8.500% due 11/15/2006	5	5
9.000% due 09/15/2008 - 11/15/2017 (d)	64	70
9.500% due 01/20/2019 - 12/15/2021 (d)	23	25
12.000% due 04/15/2014 - 06/15/2015 (d)	1	2
Small Business Administration
7.449% due 08/01/2010	2,371	2,533
7.970% due 01/25/2025	437	467

Total U.S. Government Agencies (Cost $888,143)		888,401

U.S. TREASURY OBLIGATIONS 6.7%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)	12,036	12,639
3.375% due 01/15/2012	215	241
1.875% due 07/15/2013	9,759	9,932
2.375% due 01/15/2025	110,267	118,641
3.625% due 04/15/2028	15,091	19,841

Total U.S. Treasury Obligations (Cost $162,451)		161,294

MORTGAGE-BACKED SECURITIES 0.9%

Bear Stearns Adjustable Rate Mortgage Trust
5.095% due 04/25/2033 (a)	3,393	3,398
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (a)	1,200	1,196
6.145% due 05/15/2032	1,427	1,452
CS First Boston Mortgage Securities Corp.
6.074% due 04/25/2032 (a)	148	149
6.243% due 06/25/2032 (a)	2,334	2,347
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	28	31
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	83	90
Indymac Adjustable Rate Mortgage Trust
6.701% due 01/25/2032 (a)	175	176
Nationslink Funding Corp.
3.120% due 11/10/2030 (a)	600	602
6.654% due 11/10/2030	1,863	1,901
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	664	665
3.250% due 02/25/2034 (a)	2,777	2,782
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	4,174	4,157
5.000% due 03/25/2032 (a)	20	20
Structured Asset Securities Corp.
3.140% due 01/25/2033 (a)	390	391
6.127% due 02/25/2032 (a)	273	277
6.250% due 01/25/2032	749	768
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)	1,906	1,928

Total Mortgage-Backed Securities (Cost $22,285)		22,330

ASSET-BACKED SECURITIES 0.6%

Amortizing Residential Collateral Trust
3.120% due 06/25/2032 (a)	2,868	2,871
Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	4,618	4,629
EMC Mortgage Loan Trust
3.220% due 05/25/2040 (a)	5,487	5,509
Home Equity Asset Trust
3.310% due 05/25/2033 (a)	337	339
Irwin Home Equity Loan Trust
3.140% due 06/25/2029 (a)	185	186

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  29

	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	$423	$426
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)	135	135

Total Asset-Backed Securities (Cost $14,052)		14,095

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005	1,100	7

Total Purchased Put Options (Cost $11)		7

	Shares

PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)	1,568	16,778

Total Preferred Security (Cost $16,522)		16,778

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)	55,200	3,067

Total Preferred Stock (Cost $2,760)		3,067

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 62.7%

Certificates of Deposit 5.6%

Bank of America, N.A.
2.770% due 06/09/2005	$1,000	994
2.910% due 06/08/2005	10,900	10,839
Citibank New York N.A.
2.675% due 04/29/2005	5,600	5,600
2.680% due 05/04/2005	300	300
2.900% due 06/10/2005	17,700	17,597
HSBC Bank USA
2.410% due 04/01/2005	36,000	36,000
Wells Fargo Bank, N.A.
2.680% due 04/01/2005	12,600	12,600
2.790% due 04/07/2005	48,800	48,800

		132,730

Commercial Paper 14.4%

Fannie Mae
2.390% due 04/15/2005	24,900	24,877
2.508% due 04/20/2005	50,000	49,932
2.580% due 04/27/2005	53,600	53,500
2.640% due 06/02/2005	2,100	2,089
2.645% due 06/01/2005	2,600	2,587
2.685% due 06/13/2005	18,700	18,586
2.694% due 06/01/2005	68,600	68,256
2.875% due 06/27/2005	31,000	30,773
Ford Motor Credit Co.
2.520% due 04/07/2005	12,800	12,795
Freddie Mac
2.376% due 04/01/2005	67,400	67,400
General Motors Acceptance Corp.
2.436% due 04/05/2005	9,200	9,197
2.495% due 04/04/2005	2,800	2,799
2.535% due 04/05/2005	3,000	2,999

		345,790

Repurchase Agreements 36.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 4.250% due 06/15/2005 valued at $141,577. Repurchase proceeds are $138,806.)	138,797	138,797
Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2020 valued at $241,190. Repurchase proceeds are $235,816.)	235,800	235,800
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.375% due 01/15/2012 valued at $11,157 and U.S. Treasury Bonds 8.875% due 08/15/2017 valued at $29,569. Repurchase proceeds are $39,003.)	39,000	39,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.979% due 09/01/2005 valued at $49,389, U.S. Treasury Bonds 12.750% due 11/15/2010 valued at $48,447, and U.S. Treasury Notes 5.875%-6.750% due 05/15/2005-11/15/2005 valued at $363,758. Repurchase proceeds are $450,031.)	450,000	450,000

		863,597

U.S. Treasury Bills 6.6%
2.635% due 04/14/2005 - 06/16/2005 (d)(f)	159,130	158,885

Total Short-Term Instruments (Cost $1,501,226)		1,501,002

Total Investments (e) 114.9% (Cost $2,747,264)		$2,750,358

Written Options (h) (0.1%) (Premiums $1,618)		(1,198)

Other Assets and Liabilities (Net) (14.8%)		(354,637)

Net Assets 100.0%		$2,394,523

30  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund II

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $8,719 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $25,705 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	52	$2
Eurodollar June Long Futures	06/2005	1,877	(3,157)
Eurodollar September Long Futures	09/2005	2,291	(3,718)
Eurodollar December Long Futures	12/2005	1,567	(2,261)
U.S. Treasury 10-Year Note Long Futures	06/2005	5,369	(5,268)
U.S. Treasury 30-Year Bond Long Futures	06/2005	1,168	(873)

			$(15,275)

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$11,400	$276
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	13,900	381
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	43,000	1,112

						$1,769

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	22	$13	$1
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	338	277	42
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	270	103	4
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	628	168	20
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	50	14	4
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	856	362	308
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	424	402	510
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	761	279	309

				$1,618	$1,198

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$12,500	$12,738	$12,823

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  31

Schedule of Investments

Total Return Fund III

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.6%

Banking & Finance 3.2%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$900	$900
Export-Import Bank of Korea
7.100% due 03/15/2007	50	53
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	2,700	2,697
7.600% due 08/01/2005	1,400	1,415
3.750% due 11/16/2006 (a)	2,800	2,773
General Electric Capital Corp.
2.980% due 03/04/2008 (a)	900	900
General Motors Acceptance Corp.
5.250% due 05/16/2005	1,700	1,703
3.920% due 10/20/2005 (a)	400	399
3.580% due 04/13/2006 (a)	11,700	11,491
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	7,900	7,949
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	1,200	1,449
KBC Bank Funding Trust III
9.860% due 11/29/2049 (a)	2,100	2,524
Morgan Stanley Dean Witter & Co.
4.750% due 04/01/2014	110	105
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	4,000	3,988
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)	500	581
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	600	619
5.540% due 07/03/2008 (a)	600	619
6.060% due 07/03/2008 (a)	300	253
Premium Asset Trust
2.870% due 10/06/2005 (a)	1,200	1,201
Prudential Holdings LLC
8.695% due 12/18/2023	265	336
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,121
Royal Bank of Scotland PLC
7.648% due 08/31/2049 (a)	3,800	4,684
UFJ Finance Aruba AEC
6.750% due 07/15/2013	1,300	1,402
World Financial Properties
6.950% due 09/01/2013	210	225

		49,387

Industrials 1.4%

Continental Airlines, Inc.
6.900% due 01/02/2018	130	129
6.545% due 02/02/2019	82	80
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	13,000	13,111
3.470% due 05/24/2006 (a)	2,100	2,109
El Paso CGP Co.
9.625% due 05/15/2012	1,000	1,095
Pemex Project Funding Master Trust
9.125% due 10/13/2010	65	75
7.375% due 12/15/2014	500	536
Qwest Corp.
8.875% due 06/01/2031	300	303
SR Wind Ltd.
8.021% due 05/18/2005 (a)	2,000	2,009
8.521% due 05/18/2005 (a)	1,000	1,005
United Airlines, Inc.
6.071% due 03/01/2013 (d)	347	323

		20,775

Utilities 1.0%

CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	500	507
Sprint Capital Corp.
6.000% due 01/15/2007	2,000	2,057
6.125% due 11/15/2008	800	837
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,284
TXU Corp.
6.375% due 06/15/2006	3,000	3,070

		14,755

Total Corporate Bonds & Notes (Cost $83,861)		84,917

MUNICIPAL BONDS & NOTES 0.6%

Indiana Municipal Power Supply Agency Revenue Bonds, Series 2004
5.000% due 01/01/2032	7,000	7,195
New York, New York General Obligation Bonds, Series 2005
7.370% due 03/01/2030 (a)	450	471
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.450% due 01/01/2035 (a)	1,470	1,559

Total Municipal Bonds & Notes (Cost $9,302)		9,225

U.S. GOVERNMENT AGENCIES 43.3%

Fannie Mae
2.625% due 01/19/2007	550	537
2.925% due 09/22/2006 (a)	6,200	6,197
3.082% due 07/01/2034	130	127
4.125% due 04/15/2014	225	214
4.171% due 03/01/2033 (a)	347	346
4.250% due 05/15/2009	520	517
4.375% due 09/15/2012	250	245
4.500% due 07/01/2019 - 09/01/2034 (c)	2,173	2,122
5.000% due 10/01/2017 - 05/12/2035 (c)	175,376	174,342

32  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund III

March 31, 2005

	Principal Amount (000s)	Value (000s)
5.250% due 06/15/2006 - 01/15/2009 (c)	$1,700	$1,736
5.500% due 12/01/2016 - 04/13/2035 (c)	380,550	381,251
5.750% due 06/15/2005	400	402
5.831% due 02/01/2031 (a)	11	11
6.000% due 10/01/2016 - 11/01/2034 (c)	6,535	6,751
6.500% due 01/01/2011 - 06/25/2044 (c)	3,444	3,583
7.000% due 01/01/2018 - 10/01/2031 (c)	72	76
7.500% due 05/01/2011 - 02/01/2027 (c)	422	450
8.250% due 07/01/2017	5	5
8.500% due 02/01/2007	1	1
9.000% due 06/01/2025	1	1
12.500% due 06/01/2015	11	12
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,200	1,112
6.500% due 11/15/2006	400	416
Federal Housing Administration
7.430% due 11/25/2019 - 01/25/2023 (c)	6,846	6,904
Freddie Mac
2.125% due 11/15/2005	125	124
3.665% due 04/01/2033 (a)	134	136
3.797% due 08/15/2032 (a)	1,571	1,561
4.183% due 12/01/2022 (a)	110	114
5.000% due 12/01/2017 - 04/01/2034 (c)	4,256	4,243
5.500% due 07/15/2006 - 11/01/2032 (c)	2,367	2,409
6.000% due 02/01/2016 - 03/01/2033 (c)	1,007	1,038
6.250% due 07/15/2032	330	382
6.500% due 05/01/2016 - 05/15/2032 (c)	30,121	31,581
7.000% due 11/01/2011 - 02/15/2027 (c)	4,487	4,594
7.500% due 07/01/2011	41	44
7.652% due 07/01/2030 (a)	59	60
8.000% due 02/01/2006 - 01/01/2012 (c)	33	34
Government National Mortgage Association
2.750% due 02/20/2032 (a)	5,330	5,352
3.375% due 06/20/2022 - 01/20/2026 (a)(c)	1,468	1,493
3.420% due 02/16/2030 (a)	287	290
3.750% due 09/20/2023 - 08/20/2027 (a)(c)	749	758
4.125% due 10/20/2024 - 12/20/2026 (a)(c)	728	743
6.000% due 01/15/2032 - 05/20/2034 (c)	567	583
6.500% due 05/15/2032	65	68
7.000% due 08/15/2031 - 02/20/2032 (c)	112	119
7.400% due 12/15/2040	6,876	7,495
10.250% due 02/15/2017	535	566
Small Business Administration
5.130% due 09/01/2023	1,013	1,021
5.520% due 06/01/2024	6,677	6,849
7.449% due 08/01/2010	966	1,032

Total U.S. Government Agencies (Cost $659,803)		660,047

U.S. TREASURY OBLIGATIONS 8.5%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (g)	1,444	1,517
3.875% due 01/15/2009	29,766	32,835
4.250% due 01/15/2010	24,821	28,263
0.875% due 04/15/2010	25,265	24,721
3.500% due 01/15/2011	13,356	14,924
3.375% due 01/15/2012	7,839	8,801
1.875% due 07/15/2013	208	211
1.625% due 01/15/2015	3,196	3,142
2.375% due 01/15/2025	9,307	10,014
3.625% due 04/15/2028	2,947	3,875
U.S. Treasury Bond
7.500% due 11/15/2016	100	125
6.000% due 02/15/2026	25	29
5.250% due 11/15/2028	375	395
U.S. Treasury Note
1.625% due 10/31/2005	80	79
2.000% due 05/15/2006	250	246
6.125% due 08/15/2007	300	316
4.750% due 11/15/2008	300	307

Total U.S. Treasury Obligations (Cost $129,990)		129,800

MORTGAGE-BACKED SECURITIES 1.4%

Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	643	648
6.500% due 02/25/2033	694	708
Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)	155	155
5.348% due 01/25/2033 (a)	956	966
5.638% due 01/25/2033 (a)	395	394
4.736% due 12/25/2033 (a)	4,169	4,155
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (a)	700	698
CS First Boston Mortgage Securities Corp.
6.124% due 12/25/2031 (a)	879	884

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  33

	Principal Amount (000s)	Value (000s)
Indymac Adjustable Rate Mortgage Trust
6.701% due 01/25/2032 (a)	$85	$86
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)	6,783	6,772
Prime Mortgage Trust
3.250% due 02/25/2034 (a)	1,435	1,437
3.250% due 02/25/2034 (a)	379	380
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	2,779	2,780
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)	147	147
Structured Asset Securities Corp.
6.127% due 02/25/2032 (a)	127	129
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)	899	909

Total Mortgage-Backed Securities (Cost $21,386)		21,248

ASSET-BACKED SECURITIES 3.8%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	36	36
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)	137	137
Bear Stearns Asset-Backed Securities, Inc.
3.300% due 07/25/2033 (a)	1,999	2,003
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)	128	128
Cendant Mortgage Corp.
3.350% due 01/25/2032 (a)	180	181
Centex Home Equity
2.950% due 03/25/2034 (a)	1,724	1,725
Citibank Credit Card Issuance Trust
6.900% due 10/15/2007	380	387
6.875% due 11/16/2009	240	255
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)	969	970
Countrywide Asset-Backed Certificates
3.090% due 12/25/2031 (a)	1,431	1,432
3.000% due 12/25/2034 (a)	6,203	6,208
Credit-Based Asset Servicing & Securitization LLC
2.980% due 08/25/2034 (a)	4,179	4,182
Fremont Home Loan Trust
3.000% due 07/25/2034 (a)	2,246	2,246
Home Equity Asset Trust
3.310% due 05/25/2033 (a)	184	185
Home Equity Mortgage Trust	3,965	3,968
3.000% due 12/25/2034 (a)
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	377	378
Long Beach Mortgage Loan Trust
3.250% due 03/25/2033 (a)	492	493
MBNA Master Credit Card Trust USA
5.900% due 08/15/2011	300	316
7.800% due 10/15/2012	200	230
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)	650	649
Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011	472	456
Park Place Securities, Inc.
3.000% due 10/25/2034 (a)	5,281	5,281
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)	10,123	10,133
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)	14,300	14,316
Terwin Mortgage Trust
2.980% due 09/25/2034 (a)	1,923	1,921

Total Asset-Backed Securities (Cost $58,243)		58,216

SOVEREIGN ISSUES 3.6%

Republic of Brazil
3.063% due 04/15/2006 (a)	2,606	2,606
3.063% due 04/15/2006 (a)	144	144
11.250% due 07/26/2007	500	560
11.500% due 03/12/2008	1,400	1,584
3.125% due 04/15/2009 (a)	2,965	2,902
3.125% due 04/15/2009 (a)	212	207
8.840% due 06/29/2009 (a)	200	223
11.000% due 01/11/2012	600	681
3.125% due 04/15/2012 (a)	1,500	1,417
8.000% due 04/15/2014	1,894	1,887
10.500% due 07/14/2014	3,000	3,307
11.000% due 08/17/2040	1,300	1,449
Republic of Chile
5.500% due 01/15/2013	200	205
Republic of Panama
9.625% due 02/08/2011	3,980	4,517
9.375% due 07/23/2012	1,050	1,192
9.375% due 01/16/2023	3,260	3,668
8.875% due 09/30/2027	900	972
Republic of Peru
9.125% due 02/21/2012	1,800	2,034
5.000% due 03/07/2017 (a)	213	200
Russian Federation
5.000% due 03/31/2030 (a)	10,080	10,337
5.000% due 03/31/2030 (a)	1,400	1,446
United Mexican States
9.875% due 02/01/2010	700	835
8.375% due 01/14/2011	1,130	1,289
6.375% due 01/16/2013	1,420	1,477
8.125% due 12/30/2019	300	345
8.000% due 09/24/2022	400	455
8.300% due 08/15/2031	6,400	7,344
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)	26,150	366
0.000% due 06/30/2006 (a)	26,095	678
0.000% due 06/30/2007 (a)	17,950	422

Total Sovereign Issues (Cost $51,338)		54,749

34  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund III

March 31, 2005

	Principal Amount (000s)		Value (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES (k) 5.8%

Commonwealth of Canada
5.750% due 06/01/2033	C$	1,300	$1,247
3.000% due 12/01/2036 (b)		613	614
Halifax Group PLC
7.627% due 12/29/2049 (a)	EC	7,800	12,401
KBC Bank Fund Trust III
6.875% due 06/30/2049		3,000	4,392
Kingdom of Spain
5.750% due 07/30/2032		1,800	2,955
Republic of France
5.750% due 10/25/2032		4,800	7,880
4.750% due 04/25/2035		3,900	5,594
4.000% due 04/25/2055		1,000	1,262
Republic of Germany
5.625% due 01/04/2028		29,200	46,518
5.500% due 01/04/2031		1,200	1,900
4.750% due 07/04/2034		2,300	3,303

Total Foreign Currency-Denominated Issues (Cost $84,377)			88,066

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 96.250 Exp. 06/13/2005		25	0
Strike @ 96.000 Exp. 06/13/2005		420	3
Strike @ 95.875 Exp. 06/13/2005		365	0
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005		622	8
Strike @ 94.500 Exp. 09/19/2005		234	1

Total Purchased Put Options (Cost $21)			12

	Shares

PREFERRED SECURITY 0.6%

DG Funding Trust
3.360% due 12/29/2049 (a)		797	8,528

Total Preferred Security (Cost $8,398)			8,528

PREFERRED STOCK 0.5%

Centaur Funding Corp.
9.080% due 04/21/2020		125	165
Fannie Mae
7.000% due 12/31/2049 (a)		32,400	1,800
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,484

Total Preferred Stock (Cost $8,336)			8,449

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (k) 60.7%

Certificates of Deposit 4.9%

Citibank New York N.A.
2.675% due 04/29/2005		$23,000	23,000
2.985% due 06/22/2005		14,400	14,400
Wells Fargo Bank, N.A.
2.790% due 04/07/2005		37,700	37,700

			75,100

Commercial Paper 22.4%

Barclays U.S. Funding Corp.
3.020% due 07/21/2005		41,200	40,808
Fannie Mae
2.390% due 04/15/2005		14,900	14,886
2.508% due 04/20/2005		25,200	25,166
2.580% due 04/27/2005		8,300	8,284
2.635% due 05/11/2005		4,100	4,088
2.645% due 06/01/2005		200	199
2.694% due 06/01/2005		22,700	22,586
2.732% due 06/01/2005		300	298
2.640% due 06/02/2005		400	398
2.726% due 06/08/2005		12,078	12,010
2.675% due 06/13/2005		10,600	10,536
2.710% due 06/14/2005		14,600	14,510
2.875% due 06/27/2005		1,400	1,390
3.010% due 08/01/2005		2,800	2,770
Ford Motor Credit Co.
2.520% due 04/07/2005		7,400	7,397
3.400% due 08/26/2005		900	888
Freddie Mac
2.689% due 06/21/2005		41,200	40,921
General Electric Capital Corp.
2.900% due 06/08/2005		41,000	40,769
Skandinaviska Enskilda Banken AB (SEB)
2.780% due 04/22/2005		4,300	4,293
2.970% due 06/21/2005		41,200	40,921
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		2,000	2,000
UBS Finance, Inc.
2.830% due 04/01/2005		1,700	1,700
2.725% due 06/01/2005		3,700	3,681
2.975% due 07/14/2005		40,700	40,339

			340,838

Repurchase Agreements 27.7%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2011 valued at $ 17,321. Repurchase proceeds are $ 17,001.)		17,000	17,000

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  35

	Principal Amount (000s)		Value (000s)
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 2.040% due 02/17/2006 valued at $ 44,479; Fannie Mae 1.910% due 6/22/2006 valued at $85,088; and U.S. Treasury Notes 1.250%-1.625% due 05/31/2005-09/30/2005 valued at $285,668. Repurchase proceeds are $405,332.)		$405,305	$405,305

			422,305

French Treasury Bills 5.1%

1.000% due 07/07/2005	EC	59,690	76,953

U.S. Treasury Bills 0.6%

2.663% due 05/05/2005 - 06/16/2005 (c)(f)(g)		$9,343	9,296

Total Short-Term Instruments (Cost $924,302)			924,492

Total Investments (e) 134.4% (Cost $2,039,357)			$2,047,749

Written Options (I) (0.1%) (Premiums $953)			(706)

Other Assets and Liabilities (Net) (34.3%)			(523,173)

Net Assets 100.0%			$1,523,870

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Security is in default.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $13,623 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,493 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	Securities with an aggregate market value of $7,949 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	32	$1
Eurodollar June Long Futures	06/2005	641	(988)
Eurodollar September Long Futures	09/2005	1,649	(3,047)
Eurodollar December Long Futures	12/2005	1,201	(1,825)
Euribor Written Put Options Strike @ 97.750	06/2005	204	59
Euro-Bobl 5-Year Note Short Futures	06/2005	174	(141)
Government of Japan 10-Year Note Long Futures	06/2005	16	270
U.S. Treasury 10-Year Note Long Futures	06/2005	1,665	(930)
U.S. Treasury 30-Year Bond Long Futures	06/2005	55	20
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	85	35

			$(6,546)

36  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

Schedule of Investments (Cont.)

Total Return Fund III

March 31, 2005

(h)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/16/2011	BP	10,800	$(113)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		10,100	(176)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		600	(11)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	1,400	(1)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	19,400	2,019
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		3,600	353
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		1,700	124
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		900	78
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	258,000	(93)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		660,000	(296)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,000,000	(515)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$5,800	159
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		25,000	647
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		6,700	140

							$2,247

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$200	$1
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	400	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	10,000	33
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	600	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	600	2

						$41

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	13	$8	$0
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	199	163	25
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	159	60	3
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	370	99	12
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	30	9	2
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	502	212	180
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	250	237	301
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	450	165	183

				$953	$706

See accompanying notes  |  March 31, 2005  |  PIMCO Total Return Funds Annual Report  37

(j)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	7,000	$7,133	$7,181

(k)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	793	04/2005	$11	$0	$11
Buy		1,697	05/2005	0	(10)	(10)
Buy		902	06/2005	7	0	7
Buy		7,010	09/2005	2	(8)	(6)
Sell	C$	2,242	04/2005	7	0	7
Buy	CP	369,390	05/2005	0	(13)	(13)
Buy		181,806	06/2005	2	0	2
Buy		42,331	08/2005	0	(1)	(1)
Buy	EC	73,115	04/2005	309	0	309
Sell		89,389	04/2005	2,596	(1)	2,595
Sell		59,690	06/2005	0	(313)	(313)
Buy	H$	2,142	04/2005	0	(1)	(1)
Buy	JY	2,230,240	04/2005	0	(430)	(430)
Buy	KW	319,275	04/2005	5	0	5
Buy		656,041	05/2005	10	0	10
Buy		354,000	06/2005	0	(5)	(5)
Buy	MP	6,401	05/2005	2	(1)	1
Buy		3,364	06/2005	2	0	2
Buy	PN	1,939	05/2005	1	0	1
Buy		1,044	06/2005	0	0	0
Buy	PZ	2,006	05/2005	0	(15)	(15)
Buy		1,011	06/2005	0	(5)	(5)
Buy	RP	13,380	05/2005	0	(2)	(2)
Buy		20,708	06/2005	0	(4)	(4)
Buy	RR	7,916	04/2005	3	0	3
Buy		16,403	05/2005	1	0	1
Buy		9,143	06/2005	0	(4)	(4)
Buy	S$	465	04/2005	0	(4)	(4)
Buy		964	05/2005	0	(5)	(5)
Buy		512	06/2005	0	(5)	(5)
Buy	SR	1,823	05/2005	0	(2)	(2)
Buy	SV	18,235	05/2005	0	(14)	(14)
Buy		10,029	06/2005	0	(6)	(6)
Buy	T$	19,004	05/2005	0	0	0
Buy		9,963	06/2005	0	(13)	(13)

				$2,958	$(862)	$2,096

38  PIMCO Total Return Funds Annual Report  |  March 31, 2005  |  See accompanying notes

1. Organization

The Total Return, Total Return II and Total Return III Funds (the “Funds”) are a series of the PIMCO Funds (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds which may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Funds. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and

March 31, 2005  |  PIMCO Total Return Funds Annual Report  39

capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Funds’ annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

BP	-	British Pound	N$	-	New Zealand Dollar
BR	-	Brazilian Real	PN	-	Peruvian New Sol
C$	-	Canadian Dollar	PZ	-	Polish Zloty
CP	-	Chilean Peso	RP	-	Indian Rupee
EC	-	Euro	RR	-	Russian Ruble
H$	-	Hong Kong Dollar	S$	-	Singapore Dollar
JY	-	Japanese Yen	SR	-	South African Rand
KW	-	South Korean Won	SV	-	Slovakian Koruna
MP	-	Mexican Peso	T$	-	Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the

40  PIMCO Total Return Funds Annual Report  |  March 31, 2005

value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the Funds had no unfunded loan commitments.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  41

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

42  PIMCO Total Return Funds Annual Report  |  March 31, 2005

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. There is no effect on the Funds’ net investment income per share or ratio of net investment income to average net assets during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes is as follows:

	Net Investment Income Increase (Decrease) (000s)
	2005	2004
Total Return Fund	$(8,608)	$(24,625)
Total Return Fund II	29	(155)
Total Return Fund III	(110)	(168)

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  43

	Investment Advisory Fee	Administration Fee
	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
Total Return Fund	0.25%	0.18%	0.18%	0.40%	0.25%	0.40%
Total Return Fund II	0.25%	0.25%	0.25%	N/A	N/A	N/A
Total Return Fund III	0.25%	0.25%	0.25%	N/A	N/A	N/A

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Funds for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Funds, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of the Funds in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

44  PIMCO Total Return Funds Annual Report  |  March 31, 2005

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $8,530,208 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Fund	$177,492,780	$161,519,902	$13,562,554	$11,204,981
Total Return Fund II	4,487,304	4,124,233	102,328	222,047
Total Return Fund III	3,030,830	2,515,873	350,670	217,891

March 31, 2005  |  PIMCO Total Return Funds Annual Report  45

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Total Return Fund	Total Return Fund II	Total Return Fund III
	Premium
Balance at 03/31/2004	$106,235	$4,016	$2,855
Sales	197,983	5,872	3,379
Closing Buys	(139,278)	(4,940)	(1,804)
Expirations	(103,289)	(3,330)	(3,477)

Balance at 03/31/2005	$61,651	$1,618	$953

6. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

	Purchases	Sales
Total Return Fund	$105,013	$0
Total Return Fund II	61,890	0

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1,178,658	$12,658,111	1,301,094	$14,085,125
Administrative Class	427,477	4,598,530	526,959	5,716,505
Other Classes	477,472	5,131,413	616,185	6,678,006

Issued as reinvestment of distributions
Institutional Class	209,386	2,242,695	159,484	1,715,938
Administrative Class	69,610	745,548	53,275	573,173
Other Classes	49,821	533,425	39,172	421,077

Cost of shares redeemed
Institutional Class	(845,244)	(9,069,808)	(1,279,938)	(13,850,516)
Administrative Class	(357,746)	(3,840,742)	(576,981)	(6,246,627)
Other Classes	(477,480)	(5,120,338)	(608,915)	(6,582,512)

Net increase resulting from Fund share transactions	731,954	$7,878,834	230,335	$2,510,169

46  PIMCO Total Return Funds Annual Report  |  March 31, 2005

7. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund II
	Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	59,804	$617,788	73,415	$763,398
Administrative Class	7,319	75,176	4,631	48,238
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	12,114	123,662	7,626	78,983
Administrative Class	628	6,412	444	4,595
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(66,634)	(684,171)	(69,880)	(726,996)
Administrative Class	(7,260)	(74,520)	(7,125)	(74,065)
Other Classes	0	0	0	0

Net increase resulting from Fund share transactions	5,971	$64,347	9,111	$94,153

	Total Return Fund III
	Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	44,539	$423,963	51,225	$491,262
Administrative Class	821	7,853	352	3,395
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	7,574	71,773	5,706	54,298
Administrative Class	44	420	22	207
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(27,394)	(260,550)	(22,674)	(218,317)
Administrative Class	(254)	(2,404)	(362)	(3,475)
Other Classes	0	0	0	0

Net increase resulting from Fund share transactions	25,330	$241,055	34,269	$327,370

March 31, 2005  |  PIMCO Total Return Funds Annual Report  47

8. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral(2)
Total Return Fund	$191,673	$4,725	$(18,594)	$0	$0	$(60,791)
Total Return Fund II	0	6	1,498	0	0	(35,804)
Total Return Fund III	3,875	5	(3,073)	0	0	(547)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, and tax straddle deferrals.
(2)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(3)
Total Return Fund	$100,214,762	$622,658	$(395,568)	$227,090
Total Return Fund II	2,747,649	13,637	(10,928)	2,709
Total Return Fund III	2,039,899	13,501	(5,651)	7,850

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to interest only basis adjustments, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(4)	Long-Term Capital Gain Distributions	Return of Capital
Total Return Fund	$2,802,092	$1,289,696	$0
Total Return Fund II	96,110	47,401	0
Total Return Fund III	55,305	21,580	0

(4)	Includes short-term capital gains.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to

48  PIMCO Total Return Funds Annual Report  |  March 31, 2005

implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  49

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, and Total Return Fund III (hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Pricewaterhouse Coopers LLP

Kansas City

May 26, 2005

50  PIMCO Total Return Funds Annual Report  |  March 31, 2005

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

Total Return Fund II	0.48%
Total Return Fund III	0.45%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund II	0.48%
Total Return Fund III	0.45%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  51

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi- Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

52  PIMCO Total Return Funds Annual Report  |  March 31, 2005

Management of the Trust Information (Cont.)

Name, Age and Position Held with Trust	Term of Office *** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

March 31, 2005  |  PIMCO Total Return Funds Annual Report  53

Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25497-02

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Annual Report

MARCH 31, 2005

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Total Return Fund Annual Report  |  3.31.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Total Return Fund (“the Fund”). Assets in the Fund stood at $81 billion as of March 31, 2005, the Fund’s fiscal year end. In addition, by the end of the fiscal year on March 31, 2005, PIMCO Funds (“the Trust”) net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the 12-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the 12-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark 10-year Treasury increased 0.65% for the 12 months to end the period at 4.48%. While all but the very longest maturity yields increased during the 12-month period, the short and intermediate maturity yields increased the most, causing the two- to 10-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to the PIMCO Total Return Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our Web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

3.31.05  |  PIMCO Total Return Fund Annual Report   3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 3.5% in the first year to 0% after the fifth year. Class C shares are subject to a 1% CDSC, which may apply in the first year.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

Information about how the Fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov. Copies of the written Proxy Policy and the factors the Fund’s adviser and subadvisers use in determining how to vote proxies for the Fund are available without charge, upon request by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov.

4  PIMCO Total Return Fund Annual Report  |  3.31.05

Important Information (cont.)

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of each fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

3.31.05  |  PIMCO Total Return Fund Annual Report   5

Management Review

•	PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class A Shares outperformed the Lehman Brothers Aggregate Bond Index for the twelve-month period ended March 31, 2005, returning 1.60% versus the 1.15% return of the Index.

•	Performance was relatively stable despite a volatile market. Defensive interest rate and sector strategies together with broad diversification helped preserve value.

•	Important contributors to performance were:

–	below-Index duration in the U.S., as rates rose.

–	mortgage security selection, which partly offset the negative impact of a mortgage underweight.

–	Treasury Inflation Protected Securities (TIPS) exposure, as nominal yields rose more than real yields.

–	non-U.S. strategies, especially Eurozone issues, which gained as interest rates in the intermediate and longer maturity bonds fell.

–	emerging markets exposure, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	The following strategies detracted from returns:

–	an emphasis on short intermediate maturities and an underweight to longer maturities, which outperformed as the yield curve flattened over the annual period.

–	an underweight to corporate issues, as investors anxious to boost yield were drawn to these assets. Concerns about auto producer earnings caused historically tight credit premiums to widen in the first quarter of 2005, weighing on corporate bond prices. However, corporates outperformed Treasuries for the twelve-month reporting period on a duration-adjusted basis.

6  PIMCO Total Return Fund Annual Report  |  3.31.05

PIMCO Total Return Fund Performance Summary

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Total Return Fund Class A	1.60%	7.42%	7.46%	8.24%
PIMCO Total Return Fund Class A (adjusted)	-2.21%	6.60%	6.97%	7.96%
PIMCO Total Return Fund Class B	0.84%	6.62%	7.07%	8.01%
PIMCO Total Return Fund Class B (adjusted)	-2.54%	6.55%	7.07%	8.01%
PIMCO Total Return Fund Class C (adjusted)	-0.12%	6.62%	6.67%	7.44%
Lehman Brothers Aggregate Bond Index	1.15%	7.14%	7.14%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	6.38%	6.34%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example

Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,008.30	$1,004.60	$1,004.60	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period	$4.51	$8.25	$8.25	$4.53	$8.30	$8.30

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Total Return A	PIMCO Total Return B	PIMCO Total Return C	Lehman Brothers Aggregate Bond Index
05/31/1987	9,550	10,000	10,000	10,000
06/30/1987	9,668	10,117	10,117	10,138
07/31/1987	9,641	10,082	10,082	10,130
08/31/1987	9,615	10,048	10,048	10,076
09/30/1987	9,371	9,787	9,787	9,861
10/31/1987	9,666	10,089	10,089	10,212
11/30/1987	9,733	10,152	10,152	10,294
12/31/1987	9,818	10,233	10,233	10,434
01/31/1988	10,215	10,642	10,642	10,801
02/29/1988	10,329	10,753	10,753	10,929
03/31/1988	10,233	10,646	10,646	10,827
04/30/1988	10,176	10,581	10,581	10,768
05/31/1988	10,122	10,518	10,518	10,696
06/30/1988	10,360	10,759	10,759	10,954
07/31/1988	10,343	10,735	10,735	10,897
08/31/1988	10,388	10,775	10,775	10,925
09/30/1988	10,581	10,969	10,969	11,172
10/31/1988	10,744	11,132	11,132	11,383
11/30/1988	10,644	11,021	11,021	11,244
12/31/1988	10,688	11,059	11,059	11,257
01/31/1989	10,816	11,184	11,184	11,419
02/28/1989	10,744	11,102	11,102	11,336
03/31/1989	10,790	11,143	11,143	11,385
04/30/1989	11,027	11,382	11,382	11,624
05/31/1989	11,291	11,647	11,647	11,929
06/30/1989	11,667	12,028	12,028	12,292
07/31/1989	11,910	12,271	12,271	12,554
08/31/1989	11,700	12,047	12,047	12,368
09/30/1989	11,754	12,096	12,096	12,431
10/31/1989	12,031	12,374	12,374	12,737
11/30/1989	12,132	12,470	12,470	12,858
12/31/1989	12,152	12,483	12,483	12,893
01/31/1990	11,944	12,262	12,262	12,740
02/28/1990	11,971	12,283	12,283	12,781
03/31/1990	11,957	12,261	12,261	12,790
04/30/1990	11,784	12,074	12,074	12,673
05/31/1990	12,165	12,457	12,457	13,048
06/30/1990	12,366	12,655	12,655	13,258
07/31/1990	12,563	12,847	12,847	13,441
08/31/1990	12,361	12,632	12,632	13,261
09/30/1990	12,368	12,632	12,632	13,371
10/31/1990	12,535	12,793	12,793	13,541
11/30/1990	12,846	13,103	13,103	13,832
12/31/1990	13,067	13,320	13,320	14,048
01/31/1991	13,192	13,440	13,440	14,222
02/28/1991	13,372	13,615	13,615	14,343
03/31/1991	13,536	13,774	13,774	14,442
04/30/1991	13,753	13,986	13,986	14,598
05/31/1991	13,850	14,077	14,077	14,684
06/30/1991	13,867	14,086	14,086	14,676
07/31/1991	14,061	14,275	14,275	14,880
08/31/1991	14,436	14,647	14,647	15,202
09/30/1991	14,773	14,980	14,980	15,510
10/31/1991	14,919	15,119	15,119	15,682
11/30/1991	15,043	15,235	15,235	15,826
12/31/1991	15,550	15,740	15,740	16,296
01/31/1992	15,418	15,596	15,596	16,074
02/29/1992	15,547	15,720	15,720	16,179
03/31/1992	15,482	15,644	15,644	16,088
04/30/1992	15,558	15,711	15,711	16,204
05/31/1992	15,874	16,021	16,021	16,510
06/30/1992	16,069	16,210	16,210	16,737
07/31/1992	16,456	16,591	16,591	17,078
08/31/1992	16,591	16,717	16,717	17,251
09/30/1992	16,848	16,966	16,966	17,456
10/31/1992	16,695	16,802	16,802	17,224
11/30/1992	16,703	16,800	16,800	17,228
12/31/1992	16,990	17,079	17,079	17,502
01/31/1993	17,298	17,378	17,378	17,838
02/28/1993	17,677	17,749	17,749	18,150
03/31/1993	17,772	17,836	17,836	18,226
04/30/1993	17,922	17,976	17,976	18,353
05/31/1993	17,957	18,001	18,001	18,376
06/30/1993	18,342	18,375	18,375	18,709
07/31/1993	18,448	18,471	18,471	18,815
08/31/1993	18,861	18,873	18,873	19,145
09/30/1993	18,931	18,934	18,934	19,197
10/31/1993	19,060	19,051	19,051	19,269
11/30/1993	18,886	18,868	18,868	19,105
12/31/1993	19,038	19,008	19,008	19,209
01/31/1994	19,262	19,221	19,221	19,468
02/28/1994	18,912	18,861	18,861	19,130
03/31/1994	18,505	18,444	18,444	18,658
04/30/1994	18,316	18,245	18,245	18,509
05/31/1994	18,223	18,141	18,141	18,507
06/30/1994	18,148	18,067	18,056	18,466
07/31/1994	18,513	18,430	18,408	18,832
08/31/1994	18,559	18,476	18,443	18,856
09/30/1994	18,318	18,236	18,192	18,578
10/31/1994	18,289	18,207	18,152	18,562
11/30/1994	18,283	18,201	18,136	18,521
12/31/1994	18,270	18,189	18,111	18,648
01/31/1995	18,590	18,507	18,417	19,017
02/28/1995	19,019	18,934	18,831	19,470
03/31/1995	19,193	19,107	18,991	19,589
04/30/1995	19,523	19,435	19,306	19,863
05/31/1995	20,134	20,044	19,897	20,631
06/30/1995	20,114	20,024	19,865	20,783
07/31/1995	20,118	20,028	19,857	20,736
08/31/1995	20,419	20,328	20,143	20,986
09/30/1995	20,668	20,576	20,377	21,191
10/31/1995	20,974	20,881	20,666	21,466
11/30/1995	21,421	21,325	21,094	21,788
12/31/1995	21,781	21,684	21,436	22,094
01/31/1996	21,951	21,853	21,590	22,240
02/29/1996	21,409	21,313	21,044	21,854
03/31/1996	21,235	21,140	20,861	21,702
04/30/1996	21,140	21,045	20,754	21,580
05/31/1996	21,074	20,980	20,678	21,536
06/30/1996	21,403	21,307	20,988	21,825
07/31/1996	21,450	21,354	21,021	21,885
08/31/1996	21,424	21,328	20,981	21,848
09/30/1996	21,908	21,810	21,443	22,229
10/31/1996	22,469	22,369	21,979	22,721
11/30/1996	22,993	22,890	22,478	23,111
12/31/1996	22,699	22,597	22,177	22,896
01/31/1997	22,771	22,669	22,241	22,966
02/28/1997	22,814	22,712	22,270	23,023
03/31/1997	22,532	22,431	21,980	22,768
04/30/1997	22,930	22,828	22,354	23,109
05/31/1997	23,157	23,054	22,560	23,327
06/30/1997	23,421	23,317	22,803	23,604
07/31/1997	24,068	23,960	23,417	24,240
08/31/1997	23,851	23,745	23,190	24,034
09/30/1997	24,230	24,122	23,545	24,388
10/31/1997	24,512	24,402	23,801	24,742
11/30/1997	24,614	24,504	23,889	24,856
12/31/1997	24,893	24,781	24,142	25,106
01/31/1998	25,268	25,155	24,493	25,428
02/28/1998	25,190	25,077	24,402	25,408
03/31/1998	25,266	25,153	24,460	25,497
04/30/1998	25,354	25,241	24,534	25,630
05/31/1998	25,641	25,526	24,794	25,873
06/30/1998	25,882	25,766	25,012	26,092
07/31/1998	25,957	25,841	25,070	26,148
08/31/1998	26,359	26,241	25,443	26,573
09/30/1998	27,139	27,018	26,181	27,196
10/31/1998	26,949	26,829	25,979	27,052
11/30/1998	27,041	26,920	26,052	27,205
12/31/1998	27,195	27,073	26,182	27,287
01/31/1999	27,347	27,225	26,316	27,482
02/28/1999	26,833	26,713	25,808	27,002
03/31/1999	27,053	26,932	26,004	27,152
04/30/1999	27,178	27,056	26,106	27,238
05/31/1999	26,873	26,753	25,798	26,999
06/30/1999	26,820	26,700	25,730	26,913
07/31/1999	26,710	26,590	25,607	26,799
08/31/1999	26,723	26,603	25,602	26,785
09/30/1999	27,012	26,891	25,863	27,096
10/31/1999	27,093	26,971	25,925	27,196
11/30/1999	27,147	27,025	25,961	27,194
12/31/1999	26,995	26,874	25,798	27,063
01/31/2000	26,846	26,726	25,640	26,974
02/29/2000	27,166	27,044	25,930	27,300
03/31/2000	27,557	27,434	26,285	27,660
04/30/2000	27,472	27,349	26,188	27,581
05/31/2000	27,458	27,335	26,157	27,568
06/30/2000	28,029	27,904	26,682	28,142
07/31/2000	28,276	28,149	26,901	28,397
08/31/2000	28,711	28,583	27,297	28,809
09/30/2000	28,800	28,671	27,365	28,990
10/31/2000	28,973	28,843	27,510	29,182
11/30/2000	29,529	29,397	28,022	29,659
12/31/2000	30,120	29,985	28,563	30,209
01/31/2001	30,547	30,411	28,951	30,703
02/28/2001	30,831	30,694	29,203	30,971
03/31/2001	30,942	30,804	29,290	31,126
04/30/2001	30,645	30,508	28,992	30,997
05/31/2001	30,753	30,615	29,073	31,184
06/30/2001	30,826	30,689	29,125	31,302
07/31/2001	31,884	31,741	30,104	32,001
08/31/2001	32,266	32,122	30,444	32,368
09/30/2001	32,792	32,646	30,922	32,745
10/31/2001	33,481	33,331	31,553	33,430
11/30/2001	32,992	32,845	31,070	32,969
12/31/2001	32,827	32,680	30,896	32,760
01/31/2002	33,224	33,076	31,248	33,025
02/28/2002	33,680	33,529	31,658	33,345
03/31/2002	33,006	32,858	31,005	32,791
04/30/2002	33,729	33,578	31,666	33,426
05/31/2002	33,989	33,837	31,888	33,710
06/30/2002	34,067	33,914	31,942	34,002
07/31/2002	34,244	34,091	32,089	34,412
08/31/2002	34,806	34,650	32,592	34,994
09/30/2002	35,192	35,034	32,938	35,560
10/31/2002	35,178	35,020	32,905	35,398
11/30/2002	35,297	35,139	32,997	35,389
12/31/2002	36,010	35,849	33,641	36,120
01/31/2003	36,154	35,993	33,755	36,150
02/28/2003	36,653	36,489	34,200	36,651
03/31/2003	36,716	36,551	34,238	36,622
04/30/2003	37,123	36,957	34,598	36,925
05/31/2003	37,736	37,567	35,144	37,613
06/30/2003	37,709	37,541	35,099	37,538
07/31/2003	36,280	36,118	33,747	36,276
08/31/2003	36,574	36,410	34,000	36,517
09/30/2003	37,594	37,426	34,929	37,484
10/31/2003	37,331	37,164	34,660	37,134
11/30/2003	37,406	37,239	34,708	37,223
12/31/2003	37,832	37,663	35,080	37,602
01/31/2004	38,071	37,900	35,279	37,904
02/29/2004	38,501	38,329	35,657	38,314
03/31/2004	38,809	38,635	35,917	38,602
04/30/2004	37,905	37,735	35,059	37,597
05/31/2004	37,757	37,588	34,901	37,447
06/30/2004	37,919	37,750	35,027	37,658
07/31/2004	38,310	38,138	35,363	38,032
08/31/2004	39,053	38,878	36,028	38,757
09/30/2004	39,104	38,929	36,053	38,862
10/31/2004	39,483	39,306	36,381	39,188
11/30/2004	39,333	39,157	36,221	38,875
12/31/2004	39,593	39,415	36,435	39,233
01/31/2005	39,696	39,518	36,511	39,479
02/28/2005	39,533	39,356	36,340	39,247
03/31/2005	39,426	39,250	36,220	39,045

Sector Breakdown*

Short-Term Instruments	52.0%
U.S. Government Agencies	26.5%
U.S. Treasury Obligations	7.8%
Foreign Currency-Denominated Issues	4.4%
Corporate Bonds & Notes	3.4%
Other	5.9%

*	% of total investments as of March 31, 2005

3.31.05  |  PIMCO Total Return Fund Annual Report   7

Summary Schedule of Investments

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $3,474)		$3,544	0.1%

CORPORATE BONDS & NOTES

Banking & Finance
Wells Fargo & Co.
5.125% due 02/15/2007	$3,500	3,564	0.0%
Other Banking & Finance (b)		1,924,056	2.4%

Total Banking & Finance		1,927,620	2.4%

Industrials
Total Industrials (b)		1,327,502	1.6%

Utilities
Total Utilities (b)		177,504	0.2%

Total Corporate Bonds & Notes (Cost $3,380,096)		3,432,626	4.2%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $738,176)		774,443	0.9%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 04/18/2020	2,179,210	2,177,848	2.7%
5.000% due 05/17/2020	621,500	619,752	0.8%
5.000% due 03/01/2034	565,489	554,639	0.7%
5.000% due 05/12/2035	1,952,900	1,904,078	2.3%
5.500% due 04/13/2035	12,130,700	12,149,648	14.9%
0.000% - 22.425% due 06/01/2005 - 01/25/2048 (a)(c)(d)	6,033,299	6,088,937	7.5%
Federal Home Loan Bank
3.000% - 6.750% due 04/10/2006 - 06/18/2014 (a)	49,300	45,817	0.0%
Freddie Mac
1.000% - 82.576% due 04/01/2005 - 03/25/2044 (a)(d)	1,712,041	1,757,217	2.1%
Other U.S. Government Agencies (b)		1,359,664	1.7%

Total U.S. Government Agencies (Cost $26,597,354)		26,657,600	32.7%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (e)
3.875% due 01/15/2009	1,182,555	1,304,492	1.6%
4.250% due 01/15/2010	818,567	932,070	1.2%
0.875% due 04/15/2010	1,320,672	1,292,274	1.6%
3.500% due 01/15/2011	1,198,241	1,338,927	1.7%
3.000% due 07/15/2012	944,674	1,039,994	1.3%
2.375% due 01/15/2025	1,079,540	1,161,526	1.4%
1.625% - 3.875% due 01/15/2007 - 04/15/2029 (a)	546,634	598,088	0.7%

8  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
U.S. Treasury Bonds
5.250% - 8.125% due 08/15/2019 - 08/15/2029 (a)		$109,375	$118,660	0.1%
U.S. Treasury Notes
1.625% - 7.000% due 04/30/2005 - 07/15/2009 (a)		13,985	13,958	0.0%

Total U.S. Treasury Obligations (Cost $7,777,529)			7,799,989	9.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,228,791)			1,281,407	1.5%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $1,744,888)			1,668,408	2.1%

SOVEREIGN ISSUES

Kingdom of Spain
7.000% due 07/19/2005		500	506	0.0%
Russian Federation
5.000% due 03/31/2030 (h)		566,265	580,705	0.7%
Other Sovereign Issues (b)			1,606,050	2.0%

Total Sovereign Issues (Cost $2,074,595)			2,187,261	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES (n)

Kingdom of Spain
0.000% due 06/17/2005	EC	450,200	581,184	0.7%
5.750% due 07/30/2032		216,875	356,005	0.5%
4.200% due 01/31/2037		73,900	96,876	0.1%
Republic of France
5.750% due 10/25/2032		529,700	869,650	1.1%
4.750% due 04/25/2035		312,775	448,632	0.6%
4.000% - 5.500% due 04/25/2029 - 04/25/2055 (a)		73,475	98,437	0.1%
Republic of Germany
5.500% due 01/04/2031		412,450	652,958	0.8%
3.750% - 6.500% due 07/04/2012 - 07/04/2034 (a)		509,875	834,253	1.0%
Other Foreign Currency-Denominated Issues (b)			435,633	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,318,296)			4,373,628	5.4%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $63,197)			64,150	0.1%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $1,150)			811	0.0%

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  9

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)	% of Net Assets
SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit
Bank of America N.A.
2.480% - 2.960% due 04/06/2005 - 06/13/2005 (a)	$1,396,800	$1,396,800	1.7%
Citibank New York N.A.
1.000% - 2.965% due 04/22/2005 - 06/17/2005 (a)	1,268,900	1,268,900	1.6%
Nordea Bank Finland PLC
2.675% - 2.805% due 05/24/2005 - 07/05/2005 (a)	350,000	350,000	0.4%
Svenska Handelsbanken, Inc.
2.640% due 04/18/2005	100,000	100,000	0.1%
Unicredito Italiano SpA
2.805% due 05/03/2005	500,000	500,002	0.6%
Wells Fargo & Co.
2.790% due 04/07/2005 - 04/13/2005 (a)	1,490,400	1,490,400	1.8%
Other Certificates of Deposit (b)		637,800	0.8%

		5,743,902	7.0%

Commercial Paper
Anz (Delaware), Inc.
2.410% - 2.840% due 04/07/2005 - 06/03/2005 (a)	652,330	651,030	0.8%
Anz National International Ltd.
2.630% - 2.900% due 04/28/2005 - 06/08/2005 (a)	548,672	547,262	0.7%
Bank of America N.A.
2.915% due 06/01/2005	550,000	547,239	0.7%
Bank of Ireland
2.505% - 2.940% due 04/11/2005 - 08/17/2005 (a)	1,251,711	1,246,681	1.5%
Barclays U.S. Funding Corp.
2.480% - 2.960% due 04/05/2005 - 06/17/2005 (a)	819,200	817,033	1.0%
CBA (de) Finance
2.495% - 2.860% due 04/05/2005 - 06/06/2005 (a)	557,240	555,334	0.7%
CDC IXIS Commercial Paper, Inc.
2.510% - 2.955% due 04/12/2005 - 07/11/2005 (a)	576,500	574,043	0.7%
Danske Corp.
2.375% - 2.980% due 04/01/2005 - 06/30/2005 (a)	916,900	914,135	1.1%
Den Norske Bank ASA
2.610% - 2.980% due 04/25/2005 - 07/14/2005 (a)	539,400	537,023	0.7%
Dexia Delaware LLC
2.620% - 3.000% due 04/27/2005 - 07/05/2005 (a)	589,215	587,490	0.7%
Fannie Mae
1.010% - 3.030% due 04/01/2005 - 08/08/2005 (a)	10,050,085	10,007,714	12.3%
Federal Home Loan Bank
2.467% - 2.840% due 04/08/2005 - 06/10/2005 (a)	1,665,713	1,662,811	2.0%
Ford Motor Credit Co
2.470% - 3.400% due 04/04/2005 - 08/26/2005 (a)	418,900	415,130	0.5%
Fortis Funding LLC
2.500% - 2.780% due 04/07/2005 - 05/20/2005 (a)	358,400	357,816	0.4%
Freddie Mac
2.376% - 3.020% due 04/01/2005 - 08/09/2005 (a)	6,180,413	6,153,334	7.6%
HBOS Treasury Services PLC
2.470% - 2.960% due 04/05/2005 - 06/22/2005 (a)	2,242,186	2,235,348	2.7%
Nordea North America, Inc.
2.450% - 2.840% due 04/04/2005 - 06/20/2005 (a)	637,800	634,981	0.8%
Pfizer, Inc.
2.390% 2.690% due 04/01/2005 05/11/2005 (a)	408,900	408,349	0.5%

10  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
Rabobank USA Financial Corp.
2.420% - 2.985% due 04/01/2005 – 06/30/2005 (a)		$894,500	$891,613	1.1%
Skandinaviska Enskilda Banken AB (SEB)
2.460% - 2.970% due 04/01/2005 – 06/24/2005 (a)		585,600	583,361	0.7%
Spintab AB
2.500% - 2.920% due 04/04/2005 - 07/22/2005 (a)		647,000	645,184	0.8%
Svenska Handelsbanken, Inc.
2.485% - 2.990% due 04/04/2005 – 06/30/2005 (a)		541,300	539,693	0.7%
Swedbank, Inc.
2.420% - 2.980% due 04/07/2005 - 06/29/2005 (a)		500,000	498,462	0.6%
UBS Finance, Inc.
2.470% - 3.020% due 04/14/2005 – 07/22/2005 (a)		1,983,700	1,975,570	2.4%
Westpac Capital Corp.
2.405% - 3.050% due 04/04/2005 – 07/22/2005 (a)		1,452,960	1,446,813	1.8%
Other Commercial Paper (b)			3,741,233	4.5%

			39,174,682	48.2%

Repurchase Agreements

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.625% due 04/15/2005 valued at $4,053; U.S. Treasury Bonds 6.875%-10.375% due 11/15/2012-08/15/2025 valued at $46,886; U.S. Treasury Bills 2.624% due 04/21/2005 valued at $18,912; and U.S. Treasury Notes 2.625%-5.625% due 12/31/2006-01/15/2010 valued at $231,034. Repurchase proceeds are $295,000.)		294,980	294,980	0.4%
UBS Warburg LLC
2.400% - 2.510% due 04/01/2005 (a) (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.000%-3.000% due 07/15/2012-01/15/2025 valued at $826,692, U.S. Treasury Bills 2.930% due 09/22/2005 valued at $49,289, U.S. Treasury Notes 2.000% due 08/31/2005 valued at $149,620 and U.S. Treasury Strips 0.000% due 05/15/2021-02/15/2025 valued at $2,094,326. Repurchase proceeds are $3,047,812.)		3,047,600	3,047,600	3.7%

			3,342,580	4.1%

French Treasury Bills
1.000% - 1.010% due 05/26/2005 - 09/01/2005 (a)	EC	707,200	911,954	1.1%
German Treasury Bills
1.000% - 2.000% due 05/11/2005 - 07/13/2005 (a)		840,000	1,084,084	1.3%
U.S. Treasury Bills
2.040% - 2.982% due 04/07/2005 - 09/01/2005 (a)(g)(i)		$1,950,335	1,940,783	2.4%

Total Short-Term Instruments (Cost $52,218,414)			52,197,985	64.1%

Total Investments (f) (Cost $100,145,960)			$100,441,852	123.4%

Written Options (k) (Premiums $61,651)			(44,603)	(0.1)%

Other Assets and Liabilities (Net)			(19,003,966)	(23.3)%

Net Assets			$81,393,283	100.0%

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  11

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

Notes to Summary Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of March 31, 2005.

(c)	The grouping contains a principal only security.

(d)	The grouping contains an interest only security.

(e)	Principal amount of security is adjusted for inflation.

(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $777,485 were valued with reference to securities whose prices are more readily obtainable.

(g)	Securities with an aggregate market value of $71,531 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

(h)	Variable rate security.

(i)	Securities with an aggregate market value of $563,890 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,821	$57
Eurodollar June Long Futures	06/2005	68,559	(100,024)
Eurodollar September Long Futures	09/2005	70,338	(111,265)
Eurodollar December Long Futures	12/2005	67,218	(112,551)
Euribor Written Put Options Strike @ 97.750	06/2005	10,946	3,148
Euro-Bobl 5-Year Note Short Futures	06/2005	13,707	(10,438)
Government of Japan 10-Year Note Long Futures	06/2005	880	13,574
U.S. Treasury 10-Year Note Long Futures	06/2005	113,760	(81,364)
U.S. Treasury 30-Year Bond Long Futures	06/2005	5,937	7,178
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	6,432	2,708

			$(388,977)

12  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/16/2011	BP	442,880	$(4,601)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		104,800	(1,724)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,484)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	(40)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	211,200	21,858
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		180,000	17,711
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		93,200	6,822
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	5,202
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(5,250)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,892)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(16,632)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(27,455)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$840,200	21,386
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		506,000	13,088
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		213,600	4,210

							$28,199

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	$50,000	$(360)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(77)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	10,100	30
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	30
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	0
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	4
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	9
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	140

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  13

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	$9,700	$32
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	7
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	4
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	(149)
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	88
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	80
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	7,700	26
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	0
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	282
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	0

						$157

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	723	$438	$22
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	12,183	9,864	1,523
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	12,000	4,848	187
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	20,460	5,450	639
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	1,629	465	127
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	36,499	15,896	13,117
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	14,968	14,251	18,009
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	24,817	9,127	10,082
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	4,400	1,260	894

				$61,599	$44,600

14  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	$700	$20	$1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	13	1
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	1
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	0

						$52	$3

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$1,193	$1,137	0.00%
First Interstate Bancorp	8.875%	01/01/2009	01/04/1999	22	20	0.00%
First Interstate Bancorp	9.125%	01/01/2009	01/04/1990	1	1	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	3,871	3,848	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,575	1,463	0.00%
United Airlines, Inc.	6.932%	09/01/2011	12/28/2001	10,500	4,587	0.01%
Sprint Capital Corp.	6.000%	01/15/2017	02/28/2002	37,401	38,534	0.05%
Sprint Capital Corp.	7.125%	01/30/2006	05/28/2002	13,679	13,790	0.02%

				$68,242	$63,380	0.08%

(m)	Short sales open at March 31, 2005 were as follows:

Type	Coupon(%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$777,350	$792,169	$797,441

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  15

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

(n)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	23,066	04/2005	$573	$0	$573
Buy	BR	49,291	04/2005	720	0	720
Buy		97,849	05/2005	0	(597)	(597)
Buy		52,135	06/2005	415	0	415
Buy		764,072	09/2005	25	(1,083)	(1,058)
Sell	C$	126,249	04/2005	22	(181)	(159)
Buy	CP	21,112,486	05/2005	0	(784)	(784)
Buy		10,514,447	06/2005	128	0	128
Buy		3,708,679	08/2005	0	(47)	(47)
Buy	EC	1,335,738	04/2005	130	(1,063)	(933)
Sell		4,039,102	04/2005	122,389	(139)	122,250
Sell		400,000	05/2005	184	(2,246)	(2,062)
Sell		1,219,200	06/2005	904	0	904
Buy	H$	120,038	04/2005	0	(69)	(69)
Buy	JY	110,795,832	04/2005	76	(26,725)	(26,649)
Sell		114,108,206	04/2005	0	(1,372)	(1,372)
Buy	KW	17,895,190	04/2005	291	0	291
Buy		37,275,417	05/2005	571	0	571
Buy		20,420,000	06/2005	0	(296)	(296)
Buy	MP	377,863	05/2005	139	(77)	62
Buy		193,988	06/2005	105	0	105
Sell	N$	56,083	04/2005	1,350	0	1,350
Buy	PN	110,577	05/2005	50	0	50
Buy		61,688	06/2005	0	(16)	(16)
Buy	PZ	115,992	05/2005	0	(822)	(822)
Buy		59,718	06/2005	0	(318)	(318)
Buy	RP	756,078	05/2005	0	(117)	(117)
Buy		1,191,511	06/2005	0	(237)	(237)
Buy	RR	443,667	04/2005	146	0	146
Buy		921,167	05/2005	49	0	49
Buy		527,623	06/2005	0	(244)	(244)
Buy	S$	26,024	04/2005	0	(198)	(198)
Buy		54,711	05/2005	0	(261)	(261)
Buy		29,496	06/2005	0	(305)	(305)
Buy	SR	102,972	05/2005	0	(140)	(140)
Buy	SV	1,036,483	05/2005	0	(797)	(797)
Buy		592,769	06/2005	0	(382)	(382)
Buy	T$	1,079,657	05/2005	13	(21)	(8)
Buy		575,038	06/2005	0	(736)	(736)

				$128,280	$(39,273)	$89,007

16  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

Financial Highlights

Class A

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income*(a)	0.21	0.24	0.39	0.49	0.62
Net Realized/ Unrealized Gain (Loss) on Investments*(a)	(0.03)	0.36	0.75	0.20	0.56
Total Income from Investment Operations	0.18	0.60	1.14	0.69	1.18
Dividends from Net Investment Income	(0.22)	(0.27)	(0.41)	(0.50)	(0.62)
Distributions from Net Realized Capital Gains	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.55)	(0.45)	(0.76)	(0.80)	(0.62)

Net Asset Value End of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Total Return	1.60%	5.70%	11.25%	6.65%	12.27%

Net Assets End of Period (000s)	$9,059,096	$8,777,466	$7,863,675	$4,749,826	$3,061,033

Ratio of Net Expenses to Average Net Assets	0.90%	0.90%	0.90%	0.90%	0.96	%(b)
Ratio of Net Investment Income to Average Net Assets*	1.94%	2.23%	3.65%	4.62%	6.12%
Portfolio Turnover Rate	470%	273%	234%	445%	450%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  17

Financial Highlights

Class B

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income*(a)	0.13	0.17	0.31	0.41	0.54
Net Realized/ Unrealized Gain (Loss) on Investments*(a)	(0.04)	0.35	0.75	0.20	0.57
Total Income from Investment Operations	0.09	0.52	1.06	0.61	1.11
Dividends from Net Investment Income	(0.13)	(0.19)	(0.33)	(0.42)	(0.55)
Distributions from Net Realized Capital Gains	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.46)	(0.37)	(0.68)	(0.72)	(0.55)

Net Asset Value End of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Total Return	0.84%	4.91%	10.42%	5.85%	11.44%

Net Assets End of Period (000s)	$1,963,136	$2,422,998	$2,655,908	$1,703,960	$975,823

Ratio of Net Expenses to Average Net Assets	1.65%	1.65%	1.65%	1.65%	1.70	%(b)
Ratio of Net Investment Income to Average Net Assets*	1.18%	1.50%	2.89%	3.83%	5.37%
Portfolio Turnover Rate	470%	273%	234%	445%	450%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

18  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

Financial Highlights

Class C

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income*(a)	0.13	0.17	0.31	0.41	0.54
Net Realized/ Unrealized Gain (Loss) on Investments*(a)	(0.04)	0.35	0.75	0.20	0.57
Total Income from Investment Operations	0.09	0.52	1.06	0.61	1.11
Dividends from Net Investment Income	(0.13)	(0.19)	(0.33)	(0.42)	(0.55)
Distributions from Net Realized Capital Gains	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.46)	(0.37)	(0.68)	(0.72)	(0.55)

Net Asset Value End of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Total Return	0.84%	4.91%	10.41%	5.85%	11.44%

Net Assets End of Period (000s)	$2,548,509	$3,011,932	$3,303,225	$1,979,410	$1,103,702

Ratio of Net Expenses to Average Net Assets	1.65%	1.65%	1.65%	1.65%	1.71	%(b)
Ratio of Net Investment Income to Average Net Assets*	1.18%	1.50%	2.88%	3.83%	5.38%
Portfolio Turnover Rate	470%	273%	234%	445%	450%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  19

Statement of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$100,441,852
Cash	340,347
Foreign currency, at value	297,033
Receivable for investments sold	3,113,227
Receivable for investments sold on delayed delivery basis	807,860
Unrealized appreciation on forward foreign currency contracts	128,280
Receivable for Fund shares sold	196,162
Interest and dividends receivable	276,396
Variation margin receivable	87,140
Swap premiums paid	23,964
Unrealized appreciation on swap agreements	91,103
Other assets	2

105,803,366

Liabilities:

Payable for investments purchased	$22,986,055
Payable for investments purchased on delayed delivery basis	67,404
Unrealized depreciation on forward foreign currency contracts	39,273
Payable for short sales	792,169
Written options outstanding	44,603
Payable for Fund shares redeemed	281,483
Dividends payable	28,372
Accrued investment advisory fee	17,163
Accrued administration fee	15,067
Accrued distribution fee	6,213
Accrued servicing fee	3,427
Variation margin payable	7,098
Swap premiums received	59,009
Unrealized depreciation on swap agreements	62,747

24,410,083

Net Assets	$81,393,283

Net Assets Consist of:

Paid in capital	$81,049,180
Undistributed net investment income	31,758
Accumulated undistributed net realized gain	263,325
Net unrealized appreciation	49,020

$81,393,283

Net Assets:

Class A	$9,059,096
Class B	1,963,136
Class C	2,548,509
Other Classes	67,822,542

Shares Issued and Outstanding:

Class A	856,712
Class B	185,652
Class C	241,011
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class A	$10.57
Class B	10.57
Class C	10.57

Cost of Investments Owned	$100,145,960

Cost of Foreign Currency Held	$298,700

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time the shares are held.

20  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

Statement of Operations

Year Ended March 31, 2005

Amounts in thousands
Investment Income:

Interest	$2,179,643
Miscellaneous Income	622

Total Income	2,180,265

Expenses:

Investment advisory fees	191,622
Administration fees	169,442
Distribution fees–Class B	16,085
Distribution fees–Class C	20,211
Servicing fees–Class A	21,876
Servicing fees–Class B	5,362
Servicing fees–Class C	6,737
Distribution and/or servicing fees–Other Classes	46,798
Trustees’ fees	205
Miscellaneous expense	188

Total Expenses	478,526

Net Investment Income	1,701,739

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	190,008
Net realized gain on futures contracts, options, and swaps	1,134,427
Net realized gain on foreign currency transactions	122,663
Net change in unrealized (depreciation) on investments	(805,027)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(930,721)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,589)

Net (loss)	(301,239)

Net Increase in Net Assets Resulting from Operations	$1,400,500

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  21

Statements of Changes in Net Assets

Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,701,739	$1,846,627
Net realized gain	1,447,098	1,697,135
Net change in unrealized appreciation (depreciation)	(1,748,337)	724,516

Net increase resulting from operations	1,400,500	4,268,278

Distributions to Shareholders:

From net investment income
Class A	(175,659)	(207,104)
Class B	(26,770)	(46,173)
Class C	(33,706)	(57,644)
Other Classes	(1,516,218)	(1,734,697)
From net realized capital gains
Class A	(265,849)	(137,690)
Class B	(62,589)	(42,049)
Class C	(79,299)	(52,269)
Other Classes	(1,931,698)	(977,891)

Total Distributions	(4,091,788)	(3,255,517)

Fund Share Transactions:

Receipts for shares sold
Class A	3,363,164	4,251,551
Class B	122,903	398,525
Class C	425,001	837,655
Other Classes	18,476,986	20,991,905
Issued as reinvestment of distributions
Class A	297,483	226,342
Class B	61,036	57,970
Class C	73,850	68,741
Other Classes	3,089,299	2,357,135
Cost of shares redeemed
Class A	(3,071,676)	(3,675,582)
Class B	(567,888)	(720,880)
Class C	(865,618)	(1,235,644)
Other Classes	(13,525,706)	(21,047,549)

Net increase resulting from Fund share transactions	7,878,834	2,510,169

Fund Redemption Fee	516	0

Total Increase in Net Assets	5,188,062	3,522,930

Net Assets:

Beginning of period	76,205,221	72,682,291

End of period *	$81,393,283	$76,205,221

* Including undistributed net investment income of:	$31,758	$717,979

22  PIMCO Total Return Fund Annual Report   |  03.31.05  |  See accompanying notes

Notes to Financial Statements

March 31, 2005

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

03.31.05  |  PIMCO Total Return Fund Annual Report   23

Notes to Financial Statements (Cont.)

March 31, 2005

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

BP	–	British Pound	N$	–	New Zealand Dollar
BR	–	Brazilian Real	PN	–	Peruvian New Sol
C$	–	Canadian Dollar	PZ	–	Polish Zloty
CP	–	Chilean Peso	RP	–	Indian Rupee
EC	–	Euro	RR	–	Russian Ruble
H$	–	Hong Kong Dollar	S$	–	Singapore Dollar
JY	–	Japanese Yen	SR	–	South African Rand
KW	–	South Korean Won	SV	–	Slovakian Koruna
MP	–	Mexican Peso	T$	–	Taiwan Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counter-parties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

24  PIMCO Total Return Fund Annual Report  |  03.31.05

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the Fund had no unfunded loan commitments.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

03.31.05  |  PIMCO Total Return Fund Annual Report   25

Notes to Financial Statements (Cont.)

March 31, 2005

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statement of Operations.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, currency, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that

26  PIMCO Total Return Fund Annual Report  |  03.31.05

the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Fund has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There was no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period. There is no effect on the Fund’s net investment income per share or ratio of net investment income to average net assets during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statement of Operations and Statements of Changes is as follows:

Net Investment Income Increase (Decrease) (000s)
2005	2004
$(8,608)	$(24,625)

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Institutional and Administrative Classes	A, B, and C Classes	Class D	Class R
0.18%	0.40%	0.25%	0.40%

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of the Fund are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

03.31.05  |  PIMCO Total Return Fund Annual Report   27

Notes to Financial Statements (Cont.)

March 31, 2005

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $8,530,208 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees.

28  PIMCO Total Return Fund Annual Report  |  03.31.05

The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$177,492,780	$161,519,902	$13,562,554	$11,204,981

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2004	$106,235
Sales	197,983
Closing Buys	(139,278)
Expirations	(103,289)

Balance at 03/31/2005	$61,651

6. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Fund engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$105,013	$0

03.31.05  |  PIMCO Total Return Fund Annual Report   29

Notes to Financial Statements (Cont.)

March 31, 2005

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	313,009	$3,363,164	392,358	$4,251,551
Class B	11,433	122,903	36,706	398,525
Class C	39,541	425,001	77,190	837,655
Other Classes	1,719,624	18,476,986	1,937,984	20,991,905

Issued as reinvestment of distributions
Class A	27,781	297,483	21,050	226,342
Class B	5,703	61,036	5,398	57,970
Class C	6,900	73,850	6,400	68,741
Other Classes	288,433	3,089,299	219,083	2,357,135

Cost of shares redeemed
Class A	(286,362)	(3,071,676)	(339,806)	(3,675,582)
Class B	(52,952)	(567,888)	(66,743)	(720,880)
Class C	(80,728)	(865,618)	(114,382)	(1,235,644)
Other Classes	(1,260,428)	(13,525,706)	(1,944,903)	(21,047,549)

Net increase resulting from Fund share transactions	731,954	$7,878,834	230,335	$2,510,169

8. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral(2)
$191,673	$4,725	$(18,594)	$0	$0	$(60,791)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, and tax straddle deferrals.
(2)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

30  PIMCO Total Return Fund Annual Report  |  03.31.05

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(3)
$100,214,762	$622,658	$(395,568)	$227,090

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to interest only basis adjustments, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Fund made the following tax basis distributions (amounts in thousands):

Ordinary Income Distributions(4)	Long-Term Capital Gain Distributions	Return of Capital
$2,802,092	$1,289,696	$0

(4)	Includes short-term capital gains.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds

03.31.05  |  PIMCO Total Return Fund Annual Report   31

Notes to Financial Statements (Cont.)

March 31, 2005

advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

32  PIMCO Total Return Fund Annual Report  |  03.31.05

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Total Return Fund, (hereafter referred to as the “Fund”) at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

03.31.05  |  PIMCO Total Return Fund Annual Report   33

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

34  PIMCO Total Return Fund Annual Report  |  03.31.05

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

03.31.05  |  PIMCO Total Return Fund Annual Report   35

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053AR_12776

PIMCO Funds

Annual Report

MARCH 31, 2005

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Total Return Fund Annual Report  |  03.31.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Total Return Fund (“the Fund”). Assets in the Fund stood at $81 billion as of March 31, 2005, the Fund’s fiscal year end. In addition, by the end of the fiscal year on March 31, 2005, PIMCO Funds (“the Trust”) net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the 12-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the 12-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark 10-year Treasury increased 0.65% for the 12 months to end the period at 4.48%. While all but the very longest maturity yields increased during the 12-month period, the short and intermediate maturity yields increased the most, causing the two- to 10-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to the PIMCO Total Return Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our Web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

03.31.05  |  PIMCO Total Return Fund Annual Report  3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Fund investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value chart reflects any recurring fees associated with the specified share class. As no sales charges apply to the specific share class in this report, none were deducted from this chart. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Allianz Global Investors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

Information about how the Fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov. Copies of the written Proxy Policy and the factors the Fund’s adviser and subadvisers use in determining how to vote proxies for the Fund are available without charge, upon request by calling the Trust at 1-800-426-0107, on the Allianz Global Investors Web site at www.allianzinvestors.com and on the SEC’s Web site at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q is available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

4  PIMCO Total Return Fund Annual Report  |  03.31.05

Important Information (cont.)

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses].

03.31.05  |  PIMCO Total Return Fund Annual Report  5

Management Review

•	PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class D Shares outperformed the Lehman Brothers Aggregate Bond Index for the twelve-month period ended March 31, 2005, returning 1.75% versus the 1.15% return of the Index.

•	Performance was relatively stable despite a volatile market; defensive interest rate and sector strategies together with broad diversification helped preserve value.

•	Important contributors to performance were:

•	below-Index duration in the U.S., as rates rose.

•	mortgage security selection, which partly offset the negative impact of a mortgage underweight.

•	Treasury Inflation Protected Securities (TIPS) exposure, as nominal yields rose more than real yields.

•	non-U.S. strategies, especially Eurozone issues, which gained as interest rates in the intermediate and longer maturity bonds fell.

•	emerging markets exposure, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	The following strategies detracted from returns:

•	an emphasis on short intermediate maturities and an underweight to longer maturities, which outperformed as the yield curve flattened over the annual period.

•	an underweight to corporate issues, as investors anxious to boost yield were drawn to these assets. Concerns about auto producer earnings caused historically tight credit premiums to widen in the first quarter of 2005, weighing on corporate bond prices. However, corporates outperformed Treasuries for the twelve-month reporting period on a duration-adjusted basis.

6  PIMCO Total Return Fund Annual Report  |  03.31.05

PIMCO Total Return Fund Performance Summary

Average Annual Total Return For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Total Return Fund Class D	1.75%	7.58%	7.63%	8.40%
Lehman Brothers Aggregate Bond Index	1.15%	7.14%	7.14%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	6.38%	6.34%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,009.10	$1,021.19
Expenses Paid During Period	$3.76	$3.78

Expenses are equal to the expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

Sector Breakdown*

Short-Term Instruments	52.0%
U.S. Government Agencies	26.5%
U.S. Treasury Obligations	7.8%
Foreign Currency-Denominated Issues	4.4%
Corporate Bonds & Notes	3.4%
Other	5.9%

*	% of total investments as of March 31, 2005

03.31.05  |  PIMCO Total Return Fund Annual Report  7

	PIMCO Total Return D	Lehman Brothers Aggregate Bond Index
05/31/1987	10,000	10,000
06/30/1987	10,125	10,138
07/31/1987	10,098	10,130
08/31/1987	10,072	10,076
09/30/1987	9,819	9,861
10/31/1987	10,129	10,212
11/30/1987	10,201	10,294
12/31/1987	10,291	10,434
01/31/1988	10,708	10,801
02/29/1988	10,828	10,929
03/31/1988	10,729	10,827
04/30/1988	10,671	10,768
05/31/1988	10,615	10,696
06/30/1988	10,867	10,954
07/31/1988	10,849	10,897
08/31/1988	10,899	10,925
09/30/1988	11,103	11,172
10/31/1988	11,275	11,383
11/30/1988	11,172	11,244
12/31/1988	11,218	11,257
01/31/1989	11,354	11,419
02/28/1989	11,279	11,336
03/31/1989	11,330	11,385
04/30/1989	11,580	11,624
05/31/1989	11,859	11,929
06/30/1989	12,256	12,292
07/31/1989	12,512	12,554
08/31/1989	12,293	12,368
09/30/1989	12,352	12,431
10/31/1989	12,645	12,737
11/30/1989	12,752	12,858
12/31/1989	12,775	12,893
01/31/1990	12,558	12,740
02/28/1990	12,588	12,781
03/31/1990	12,575	12,790
04/30/1990	12,394	12,673
05/31/1990	12,797	13,048
06/30/1990	13,011	13,258
07/31/1990	13,219	13,441
08/31/1990	13,007	13,261
09/30/1990	13,018	13,371
10/31/1990	13,195	13,541
11/30/1990	13,525	13,832
12/31/1990	13,759	14,048
01/31/1991	13,892	14,222
02/28/1991	14,083	14,343
03/31/1991	14,257	14,442
04/30/1991	14,487	14,598
05/31/1991	14,591	14,684
06/30/1991	14,610	14,676
07/31/1991	14,817	14,880
08/31/1991	15,216	15,202
09/30/1991	15,572	15,510
10/31/1991	15,728	15,682
11/30/1991	15,860	15,826
12/31/1991	16,396	16,296
01/31/1992	16,258	16,074
02/29/1992	16,398	16,179
03/31/1992	16,331	16,088
04/30/1992	16,412	16,204
05/31/1992	16,749	16,510
06/30/1992	16,957	16,737
07/31/1992	17,367	17,078
08/31/1992	17,511	17,251
09/30/1992	17,784	17,456
10/31/1992	17,624	17,224
11/30/1992	17,635	17,228
12/31/1992	17,940	17,502
01/31/1993	18,266	17,838
02/28/1993	18,670	18,150
03/31/1993	18,775	18,226
04/30/1993	18,934	18,353
05/31/1993	18,974	18,376
06/30/1993	19,382	18,709
07/31/1993	19,496	18,815
08/31/1993	19,935	19,145
09/30/1993	20,011	19,197
10/31/1993	20,149	19,269
11/30/1993	19,967	19,105
12/31/1993	20,129	19,209
01/31/1994	20,369	19,468
02/28/1994	20,000	19,130
03/31/1994	19,572	18,658
04/30/1994	19,374	18,509
05/31/1994	19,277	18,507
06/30/1994	19,202	18,466
07/31/1994	19,592	18,832
08/31/1994	19,643	18,856
09/30/1994	19,390	18,578
10/31/1994	19,362	18,562
11/30/1994	19,361	18,521
12/31/1994	19,349	18,648
01/31/1995	19,691	19,017
02/28/1995	20,148	19,470
03/31/1995	20,336	19,589
04/30/1995	20,687	19,863
05/31/1995	21,337	20,631
06/30/1995	21,320	20,783
07/31/1995	21,326	20,736
08/31/1995	21,651	20,986
09/30/1995	21,917	21,191
10/31/1995	22,243	21,466
11/30/1995	22,719	21,788
12/31/1995	23,106	22,094
01/31/1996	23,290	22,240
02/29/1996	22,718	21,854
03/31/1996	22,536	21,702
04/30/1996	22,437	21,580
05/31/1996	22,372	21,536
06/30/1996	22,725	21,825
07/31/1996	22,780	21,885
08/31/1996	22,754	21,848
09/30/1996	23,271	22,229
10/31/1996	23,869	22,721
11/30/1996	24,428	23,111
12/31/1996	24,117	22,896
01/31/1997	24,202	22,966
02/28/1997	24,250	23,023
03/31/1997	23,950	22,768
04/30/1997	24,376	23,109
05/31/1997	24,620	23,327
06/30/1997	24,903	23,604
07/31/1997	25,592	24,240
08/31/1997	25,365	24,034
09/30/1997	25,771	24,388
10/31/1997	26,075	24,742
11/30/1997	26,189	24,856
12/31/1997	26,491	25,106
01/31/1998	26,896	25,428
02/28/1998	26,815	25,408
03/31/1998	26,898	25,497
04/30/1998	26,998	25,630
05/31/1998	27,306	25,873
06/30/1998	27,565	26,092
07/31/1998	27,650	26,148
08/31/1998	28,085	26,573
09/30/1998	28,919	27,196
10/31/1998	28,716	27,052
11/30/1998	28,817	27,205
12/31/1998	28,987	27,287
01/31/1999	29,155	27,482
02/28/1999	28,613	27,002
03/31/1999	28,850	27,152
04/30/1999	28,986	27,238
05/31/1999	28,667	26,999
06/30/1999	28,612	26,913
07/31/1999	28,498	26,799
08/31/1999	28,515	26,785
09/30/1999	28,826	27,096
10/31/1999	28,915	27,196
11/30/1999	28,976	27,194
12/31/1999	28,817	27,063
01/31/2000	28,664	26,974
02/29/2000	29,011	27,300
03/31/2000	29,431	27,660
04/30/2000	29,343	27,581
05/31/2000	29,331	27,568
06/30/2000	29,944	28,142
07/31/2000	30,214	28,397
08/31/2000	30,682	28,809
09/30/2000	30,783	28,990
10/31/2000	30,971	29,182
11/30/2000	31,569	29,659
12/31/2000	32,203	30,209
01/31/2001	32,667	30,703
02/28/2001	32,974	30,971
03/31/2001	33,100	31,126
04/30/2001	32,788	30,997
05/31/2001	32,906	31,184
06/30/2001	32,989	31,302
07/31/2001	34,124	32,001
08/31/2001	34,540	32,368
09/30/2001	35,106	32,745
10/31/2001	35,847	33,430
11/30/2001	35,327	32,969
12/31/2001	35,154	32,760
01/31/2002	35,583	33,025
02/28/2002	36,074	33,345
03/31/2002	35,356	32,791
04/30/2002	36,134	33,426
05/31/2002	36,416	33,710
06/30/2002	36,503	34,002
07/31/2002	36,697	34,412
08/31/2002	37,302	34,994
09/30/2002	37,724	35,560
10/31/2002	37,712	35,398
11/30/2002	37,844	35,389
12/31/2002	38,613	36,120
01/31/2003	38,775	36,150
02/28/2003	39,314	36,651
03/31/2003	39,385	36,622
04/30/2003	39,826	36,925
05/31/2003	40,487	37,613
06/30/2003	40,462	37,538
07/31/2003	38,937	36,276
08/31/2003	39,256	36,517
09/30/2003	40,359	37,484
10/31/2003	40,081	37,134
11/30/2003	40,165	37,223
12/31/2003	40,627	37,602
01/31/2004	40,887	37,904
02/29/2004	41,353	38,314
03/31/2004	41,688	38,602
04/30/2004	40,725	37,597
05/31/2004	40,570	37,447
06/30/2004	40,749	37,658
07/31/2004	41,173	38,032
08/31/2004	41,976	38,757
09/30/2004	42,038	38,862
10/31/2004	42,450	39,188
11/30/2004	42,293	38,875
12/31/2004	42,581	39,233
01/31/2005	42,700	39,479
02/28/2005	42,529	39,247
03/31/2005	42,423	39,045

8  PIMCO Total Return Fund Annual Report  |  03.31.05

Summary Schedule of Investments

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $3,474)		$3,544	0.1%

CORPORATE BONDS & NOTES

Banking & Finance

Wells Fargo & Co.
5.125% due 02/15/2007	$3,500	3,564	0.0%
Other Banking & Finance (b)		1,924,056	2.4%

Total Banking & Finance		1,927,620	2.4%

Industrials

Total Industrials (b)		1,327,502	1.6%

Utilities

Total Utilities (b)		177,504	0.2%

Total Corporate Bonds & Notes (Cost $3,380,096)		3,432,626	4.2%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $738,176)		774,443	0.9%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 04/18/2020	2,179,210	2,177,848	2.7%
5.000% due 05/17/2020	621,500	619,752	0.8%
5.000% due 03/01/2034	565,489	554,639	0.7%
5.000% due 05/12/2035	1,952,900	1,904,078	2.3%
5.500% due 04/13/2035	12,130,700	12,149,648	14.9%
0.000% - 22.425% due 06/01/2005 - 01/25/2048 (a)(c)(d)	6,033,299	6,088,937	7.5%
Federal Home Loan Bank
3.000% - 6.750% due 04/10/2006 - 06/18/2014 (a)	49,300	45,817	0.0%
Freddie Mac
1.000% - 82.576% due 04/01/2005 - 03/25/2044 (a)(d)	1,712,041	1,757,217	2.1%
Other U.S. Government Agencies (b)		1,359,664	1.7%

Total U.S. Government Agencies (Cost $26,597,354)		26,657,600	32.7%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (e)
3.875% due 01/15/2009	1,182,555	1,304,492	1.6%
4.250% due 01/15/2010	818,567	932,070	1.2%
0.875% due 04/15/2010	1,320,672	1,292,274	1.6%
3.500% due 01/15/2011	1,198,241	1,338,927	1.7%
3.000% due 07/15/2012	944,674	1,039,994	1.3%
2.375% due 01/15/2025	1,079,540	1,161,526	1.4%
1.625% - 3.875% due 01/15/2007 - 04/15/2029 (a)	546,634	598,088	0.7%

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  9

	Principal Amount (000s)		Value (000s)	% of Net Assets
U.S. Treasury Bonds
5.250% - 8.125% due 08/15/2019 - 08/15/2029 (a)		$109,375	$118,660	0.1%
U.S. Treasury Notes
1.625% - 7.000% due 04/30/2005 - 07/15/2009 (a)		13,985	13,958	0.0%

Total U.S. Treasury Obligations (Cost $7,777,529)			7,799,989	9.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,228,791)			1,281,407	1.5%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $1,744,888)			1,668,408	2.1%

SOVEREIGN ISSUES

Kingdom of Spain
7.000% due 07/19/2005		500	506	0.0%
Russian Federation
5.000% due 03/31/2030 (h)		566,265	580,705	0.7%
Other Sovereign Issues (b)			1,606,050	2.0%

Total Sovereign Issues (Cost $2,074,595)			2,187,261	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES (n)

Kingdom of Spain
0.000% due 06/17/2005	E	C 450,200	581,184	0.7%
5.750% due 07/30/2032		216,875	356,005	0.5%
4.200% due 01/31/2037		73,900	96,876	0.1%
Republic of France
5.750% due 10/25/2032		529,700	869,650	1.1%
4.750% due 04/25/2035		312,775	448,632	0.6%
4.000% - 5.500% due 04/25/2029 - 04/25/2055 (a)		73,475	98,437	0.1%
Republic of Germany
5.500% due 01/04/2031		412,450	652,958	0.8%
3.750% - 6.500% due 07/04/2012 - 07/04/2034 (a)		509,875	834,253	1.0%
Other Foreign Currency-Denominated Issues (b)			435,633	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,318,296)			4,373,628	5.4%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $63,197)			64,150	0.1%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $1,150)			811	0.0%

10  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)	% of Net Assets
SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit

Bank of America N.A.
2.480% - 2.960% due 04/06/2005 - 06/13/2005 (a)	$1,396,800	$1,396,800	1.7%
Citibank New York N.A.
1.000% - 2.965% due 04/22/2005 - 06/17/2005 (a)	1,268,900	1,268,900	1.6%
Nordea Bank Finland PLC
2.675% - 2.805% due 05/24/2005 - 07/05/2005 (a)	350,000	350,000	0.4%
Svenska Handelsbanken, Inc.
2.640% due 04/18/2005	100,000	100,000	0.1%
Unicredito Italiano SpA
2.805% due 05/03/2005	500,000	500,002	0.6%
Wells Fargo & Co.
2.790% due 04/07/2005 - 04/13/2005 (a)	1,490,400	1,490,400	1.8%
Other Certificates of Deposit (b)		637,800	0.8%

		5,743,902	7.0%

Commercial Paper

Anz (Delaware), Inc.
2.410% - 2.840% due 04/07/2005 - 06/03/2005 (a)	652,330	651,030	0.8%
Anz National International Ltd.
2.630% - 2.900% due 04/28/2005 - 06/08/2005 (a)	548,672	547,262	0.7%
Bank of America N.A.
2.915% due 06/01/2005	550,000	547,239	0.7%
Bank of Ireland
2.505% - 2.940% due 04/11/2005 - 08/17/2005 (a)	1,251,711	1,246,681	1.5%
Barclays U.S. Funding Corp.
2.480% - 2.960% due 04/05/2005 - 06/17/2005 (a)	819,200	817,033	1.0%
CBA (de) Finance
2.495% - 2.860% due 04/05/2005 - 06/06/2005 (a)	557,240	555,334	0.7%
CDC IXIS Commercial Paper, Inc.
2.510% - 2.955% due 04/12/2005 - 07/11/2005 (a)	576,500	574,043	0.7%
Danske Corp.
2.375% - 2.980% due 04/01/2005 - 06/30/2005 (a)	916,900	914,135	1.1%
Den Norske Bank ASA
2.610% - 2.980% due 04/25/2005 - 07/14/2005 (a)	539,400	537,023	0.7%
Dexia Delaware LLC
2.620% - 3.000% due 04/27/2005 - 07/05/2005 (a)	589,215	587,490	0.7%
Fannie Mae
1.010% - 3.030% due 04/01/2005 - 08/08/2005 (a)	10,050,085	10,007,714	12.3%
Federal Home Loan Bank
2.467% - 2.840% due 04/08/2005 - 06/10/2005 (a)	1,665,713	1,662,811	2.0%
Ford Motor Credit Co
2.470% - 3.400% due 04/04/2005 - 08/26/2005 (a)	418,900	415,130	0.5%
Fortis Funding LLC
2.500% - 2.780% due 04/07/2005 - 05/20/2005 (a)	358,400	357,816	0.4%
Freddie Mac
2.376% - 3.020% due 04/01/2005 - 08/09/2005 (a)	6,180,413	6,153,334	7.6%
HBOS Treasury Services PLC
2.470% - 2.960% due 04/05/2005 - 06/22/2005 (a)	2,242,186	2,235,348	2.7%
Nordea North America, Inc.
2.450% - 2.840% due 04/04/2005 - 06/20/2005 (a)	637,800	634,981	0.8%
Pfizer, Inc.
2.390% - 2.690% due 04/01/2005 - 05/11/2005 (a)	408,900	408,349	0.5%

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  11

	Principal Amount (000s)		Value (000s)	% of Net Assets
Rabobank USA Financial Corp.
2.420% - 2.985% due 04/01/2005 - 06/30/2005 (a)		$894,500	$891,613	1.1%
Skandinaviska Enskilda Banken AB (SEB)
2.460% - 2.970% due 04/01/2005 - 06/24/2005 (a)		585,600	583,361	0.7%
Spintab AB
2.500% - 2.920% due 04/04/2005 - 07/22/2005 (a)		647,000	645,184	0.8%
Svenska Handelsbanken, Inc.
2.485% - 2.990% due 04/04/2005 - 06/30/2005 (a)		541,300	539,693	0.7%
Swedbank, Inc.
2.420% - 2.980% due 04/07/2005 - 06/29/2005 (a)		500,000	498,462	0.6%
UBS Finance, Inc.
2.470% - 3.020% due 04/14/2005 - 07/22/2005 (a)		1,983,700	1,975,570	2.4%
Westpac Capital Corp.
2.405% - 3.050% due 04/04/2005 - 07/22/2005 (a)		1,452,960	1,446,813	1.8%
Other Commercial Paper (b)			3,741,233	4.5%

			39,174,682	48.2%

Repurchase Agreements

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.625% due 04/15/2005 valued at $4,053; U.S. Treasury Bonds 6.875%-10.375% due 11/15/2012-08/15/2025 valued at $46,886; U.S. Treasury Bills 2.624% due 04/21/2005 valued at $18,912; and U.S. Treasury Notes 2.625%-5.625% due 12/31/2006-01/15/2010 valued at $231,034. Repurchase proceeds are $295,000.)		294,980	294,980	0.4%

UBS Warburg LLC
2.400% - 2.510% due 04/01/2005 (a) (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.000%-3.000% due 07/15/2012-01/15/2025 valued at $826,692, U.S. Treasury Bills 2.930% due 09/22/2005 valued at $49,289, U.S. Treasury Notes 2.000% due 08/31/2005 valued at $149,620 and U.S. Treasury Strips 0.000% due 05/15/2021-02/15/2025 valued at $2,094,326. Repurchase proceeds are $3,047,812.)		3,047,600	3,047,600	3.7%

			3,342,580	4.1%

French Treasury Bills

1.000% - 1.010% due 05/26/2005 - 09/01/2005 (a)	EC	707,200	911,954	1.1%

German Treasury Bills
1.000% - 2.000% due 05/11/2005 - 07/13/2005 (a)		840,000	1,084,084	1.3%

U.S. Treasury Bills

2.040% - 2.982% due 04/07/2005 - 09/01/2005 (a)(g)(i)		$1,950,335	1,940,783	2.4%

Total Short-Term Instruments (Cost $52,218,414)			52,197,985	64.1%

Total Investments (f)			$100,441,852	123.4%
(Cost $ 100,145,960)

Written Options (k)			(44,603)	(0.1)%
(Premiums $61,651)

Other Assets and Liabilities (Net)			(19,003,966)	(23.3)%

Net Assets			$81,393,283	100.0%

Notes to Summary Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

12  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of March 31, 2005.
(c)	The grouping contains a principal only security.
(d)	The grouping contains an interest only security.
(e)	Principal amount of security is adjusted for inflation.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $777,485 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $71,531 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(h)	Variable rate security.
(i)	Securities with an aggregate market value of $563,890 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,821	$57
Eurodollar June Long Futures	06/2005	68,559	(100,024)
Eurodollar September Long Futures	09/2005	70,338	(111,265)
Eurodollar December Long Futures	12/2005	67,218	(112,551)
Euribor Written Put Options Strike @ 97.750	06/2005	10,946	3,148
Euro-Bobl 5-Year Note Short Futures	06/2005	13,707	(10,438)
Government of Japan 10-Year Note Long Futures	06/2005	880	13,574
U.S. Treasury 10-Year Note Long Futures	06/2005	113,760	(81,364)
U.S. Treasury 30-Year Bond Long Futures	06/2005	5,937	7,178
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	6,432	2,708

			$(388,977)

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  13

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/16/2011	BP	442,880	$(4,601)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		104,800	(1,724)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,484)
Bank of America	3-month
	Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	(40)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	211,200	21,858
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		180,000	17,711
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		93,200	6,822
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	5,202
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(5,250)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,892)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(16,632)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(27,455)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$840,200	21,386
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		506,000	13,088
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		213,600	4,210

							$28,199

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	$50,000	$(360)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(77)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	10,100	30
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	30
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	0
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	4
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	9
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	140

14  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	$9,700	$32
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	7
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	4
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	(149)
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	88
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	80
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	7,700	26
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	0
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	282
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	0

						$157

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	723	$438	$22
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	12,183	9,864	1,523
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	12,000	4,848	187
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	20,460	5,450	639
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	1,629	465	127
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	36,499	15,896	13,117
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	14,968	14,251	18,009
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	24,817	9,127	10,082
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	4,400	1,260	894

				$61,599	$44,600

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  15

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value

Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	$700	$20	$1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	13	1
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	1
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	0

						$52	$3

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon Rate	Maturity Date	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844%	08/01/2021	07/21/1992	$1,193	$1,137	0.00%
First Interstate Bancorp	8.875%	01/01/2009	01/04/1999	22	20	0.00%
First Interstate Bancorp	9.125%	01/01/2009	01/04/1990	1	1	0.00%
Goldman Sachs Mortgage Corp.	6.000%	12/31/2007	06/24/1993	3,871	3,848	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	03/31/1992	1,575	1,463	0.00%
United Airlines, Inc.	6.932%	09/01/2011	12/28/2001	10,500	4,587	0.01%
Sprint Capital Corp.	6.000%	01/15/2017	02/28/2002	37,401	38,534	0.05%
Sprint Capital Corp.	7.125%	01/30/2006	05/28/2002	13,679	13,790	0.02%

				$68,242	$63,380	0.08%

(m)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$777,350	$792,169	$797,441

16  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

(n)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	23,066	04/2005	$ 573	$ 0	$ 573
Buy	BR	49,291	04/2005	720	0	720
Buy		97,849	05/2005	0	(597)	(597)
Buy		52,135	06/2005	415	0	415
Buy		764,072	09/2005	25	(1,083)	(1,058)
Sell	C$	126,249	04/2005	22	(181)	(159)
Buy	CP	21,112,486	05/2005	0	(784)	(784)
Buy		10,514,447	06/2005	128	0	128
Buy		3,708,679	08/2005	0	(47)	(47)
Buy	EC	1,335,738	04/2005	130	(1,063)	(933)
Sell		4,039,102	04/2005	122,389	(139)	122,250
Sell		400,000	05/2005	184	(2,246)	(2,062)
Sell		1,219,200	06/2005	904	0	904
Buy	H$	120,038	04/2005	0	(69)	(69)
Buy	JY	110,795,832	04/2005	76	(26,725)	(26,649)
Sell		114,108,206	04/2005	0	(1,372)	(1,372)
Buy	KW	17,895,190	04/2005	291	0	291
Buy		37,275,417	05/2005	571	0	571
Buy		20,420,000	06/2005	0	(296)	(296)
Buy	MP	377,863	05/2005	139	(77)	62
Buy		193,988	06/2005	105	0	105
Sell	N$	56,083	04/2005	1,350	0	1,350
Buy	PN	110,577	05/2005	50	0	50
Buy		61,688	06/2005	0	(16)	(16)
Buy	PZ	115,992	05/2005	0	(822)	(822)
Buy		59,718	06/2005	0	(318)	(318)
Buy	RP	756,078	05/2005	0	(117)	(117)
Buy		1,191,511	06/2005	0	(237)	(237)
Buy	RR	443,667	04/2005	146	0	146
Buy		921,167	05/2005	49	0	49
Buy		527,623	06/2005	0	(244)	(244)
Buy	S$	26,024	04/2005	0	(198)	(198)
Buy		54,711	05/2005	0	(261)	(261)
Buy		29,496	06/2005	0	(305)	(305)
Buy	SR	102,972	05/2005	0	(140)	(140)
Buy	SV	1,036,483	05/2005	0	(797)	(797)
Buy		592,769	06/2005	0	(382)	(382)
Buy	T$	1,079,657	05/2005	13	(21)	(8)
Buy		575,038	06/2005	0	(736)	(736)

				$ 128,280	$ (39,273)	$ 89,007

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  17

Financial Highlights

Selected Per Share Data for the Year Ended:	03/31/2005	03/31/2004	03/31/2003	03/31/2002	03/31/2001
Net Asset Value Beginning of Period	$10.94	$10.79	$10.41	$10.52	$9.96
Net Investment Income*(a)	0.23	0.26	0.40	0.50	0.64
Net Realized / Unrealized Gain (loss) on Investments*(a)	(0.04)	0.36	0.76	0.20	0.56
Total Income From Investment Operations	0.19	0.62	1.16	0.70	1.20
Dividends from Net Investment Income	(0.23)	(0.29)	(0.43)	(0.51)	(0.64)
Distributions from Net Realized Capital Gains	(0.33)	(0.18)	(0.35)	(0.30)	0.00
Total Distributions	(0.56)	(0.47)	(0.78)	(0.81)	(0.64)

Net Asset Value End of Period	$10.57	$10.94	$10.79	$10.41	$10.52

Total Return	1.75%	5.86%	11.41%	6.81%	12.44%

Net Assets End of Period (000s)	$2,426,460	$1,871,253	$1,569,250	$648,596	$264,984

Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.81	%(b)
Ratio of Net Investment Income to Average Net Assets*	2.10%	2.37%	3.76%	4.71%	6.28%
Portfolio Turnover Rate	470%	273%	234%	445%	450%

*	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

18  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Statement of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts
Assets:

Investments, at value	$100,441,852
Cash	340,347
Foreign currency, at value	297,033
Receivable for investments sold	3,113,227
Receivable for investments sold on delayed delivery basis	807,860
Unrealized appreciation on forward foreign currency contracts	128,280
Receivable for Fund shares sold	196,162
Interest and dividends receivable	276,396
Variation margin receivable	87,140
Swap premiums paid	23,964
Unrealized appreciation on swap agreements	91,103
Other assets	2

105,803,366

Liabilities:

Payable for investments purchased	$22,986,055
Payable for investments purchased on delayed delivery basis	67,404
Unrealized depreciation on forward foreign currency contracts	39,273
Payable for short sales	792,169
Written options outstanding	44,603
Payable for Fund shares redeemed	281,483
Dividends payable	28,372
Accrued investment advisory fee	17,163
Accrued administration fee	15,067
Accrued distribution fee	6,213
Accrued servicing fee	3,427
Variation margin payable	7,098
Swap premiums received	59,009
Unrealized depreciation on swap agreements	62,747

24,410,083

Net Assets	$81,393,283

Net Assets Consist of:

Paid in capital	$81,049,180
Undistributed net investment income	31,758
Accumulated undistributed net realized gain	263,325
Net unrealized appreciation	49,020

$81,393,283

Net Assets:

Class D	$2,426,460
Other Classes	78,966,823

Shares Issued and Outstanding:

Class D	229,468

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)

Class D	$10.57

Cost of Investments Owned	$100,145,960

Cost of Foreign Currency Held	$298,700

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  19

Statement of Operations

Year Ended March 31, 2005

Amounts in thousands
Investment Income:

Interest	$2,179,643
Miscellaneous income	622

Total Income	2,180,265

Expenses:

Investment advisory fees	191,622
Administration fees	169,442
Servicing fees – Class D	5,121
Distribution and/or servicing fees – Other Classes	111,948
Trustees’ fees	205
Miscellaneous expense	188

Total Expenses	478,526

Net Investment Income	1,701,739

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	190,008
Net realized gain on futures contracts, options, and swaps	1,134,427
Net realized gain on foreign currency transactions	122,663
Net change in unrealized (depreciation) on investments	(805,027)
Net change in unrealized (depreciation) on futures contracts, options, and swaps	(930,721)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(12,589)

Net (Loss)	(301,239)

Net Increase in Net Assets Resulting from Operations	$1,400,500

20  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$1,701,739	$1,846,627
Net realized gain	1,447,098	1,697,135
Net change in unrealized appreciation (depreciation)	(1,748,337)	724,516

Net increase resulting from operations	1,400,500	4,268,278

Distributions to Shareholders:

From net investment income
Class D	(44,399)	(44,852)
Other Classes	(1,707,954)	(2,000,766)

From net realized capital gains
Class D	(65,059)	(27,668)
Other Classes	(2,274,376)	(1,182,231)

Total Distributions	(4,091,788)	(3,255,517)

Fund Share Transactions:

Receipts for shares sold
Class D	1,120,925	1,157,132
Other Classes	21,267,129	25,322,504

Issued as reinvestment of distributions
Class D	97,542	67,426
Other Classes	3,424,126	2,642,762

Cost of shares redeemed
Class D	(588,346)	(945,191)
Other Classes	(17,442,542)	(25,734,464)
Net increase resulting from Fund share transactions	7,878,834	2,510,169

Fund Redemption Fee	516	0

Total Increase in Net Assets	5,188,062	3,522,930

Net Assets:
Beginning of period	76,205,221	72,682,291

End of period *	$81,393,283	$76,205,221

* Including undistributed net investment income of:	$31,758	$717,979

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  21

Notes to Financial Statements

March 31, 2005

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the Class D shares of the Fund. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

22  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Notes to Financial Statements (Cont.)

March 31, 2005

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

BP	-	British Pound	N$	-	New Zealand Dollar
BR	-	Brazilian Real	PN	-	Peruvian New Sol
C$	-	Canadian Dollar	PZ	-	Polish Zloty
CP	-	Chilean Peso	RP	-	Indian Rupee
EC	-	Euro	RR	-	Russian Ruble
H$	-	Hong Kong Dollar	S$	-	Singapore Dollar
JY	-	Japanese Yen	SR	-	South African Rand
KW	-	South Korean Won	SV	-	Slovakian Koruna
MP	-	Mexican Peso	T$	-	Taiwan Dollar

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counter-parties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  23

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the Fund had no unfunded loan commitments.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

24  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Notes to Financial Statements (Cont.)

March 31, 2005

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statement of Operations.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward spread lock, currency, and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  25

the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Fund are included as part of realized gain (loss) on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, the Fund has reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There was no effect on the Fund’s net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statement of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

Net Investment Income Increase (Decrease) (000s)		Net Investment Income Per Share Increase (Decrease)* Class D
2005	2004	2005	2004	2003	2002	2001
$(8,608)	$(24,625)	$0.00	$0.00	$0.00	$0.00	$0.00

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at the annual rate as noted in the following table.

Institutional and Administrative Classes	A, B and C Classes	Class D	Class R
0.18%	0.40%	0.25%	0.40%

26  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Notes to Financial Statements (Cont.)

March 31, 2005

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of the Fund are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $8,530,208 representing commissions (sales charges) and contingent deferred sales charges.

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  27

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$177,492,780	$161,519,902	$13,562,554	$11,204,981

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2004	$106,235
Sales	197,983
Closing Buys	(139,278)
Expirations	(103,289)

Balance at 03/31/2005	$61,651

28  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Notes to Financial Statements (Cont.)

March 31, 2005

6. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Fund engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$105,013	$0

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold

Class D	104,257	$1,120,925	106,859	$1,157,132
Other Classes	1,979,350	21,267,129	2,337,379	25,322,504

Issued as reinvestment of distributions

Class D	9,109	97,542	6,268	67,426
Other Classes	319,708	3,424,126	245,663	2,642,762

Cost of shares redeemed

Class D	(54,936)	(588,346)	(87,502)	(945,191)
Other Classes	(1,625,534)	(17,442,542)	(2,378,332)	(25,734,464)

Net increase resulting from Fund share transactions	731,954	$7,878,834	230,335	$2,510,169

8. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains		Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses	Post-October Deferral(2)

$191,673		$4,725	$(18,594)	$0	$0	$(60,791)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, and tax straddle deferrals.
(2)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  29

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(3)

$ 100,214,762	$622,658	$(395,568)	$227,090

(3)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to interest only basis adjustments, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Fund made the following tax basis distributions (amounts in thousands):

Ordinary Income Distributions(4)	Long-Term Capital Gain Distributions	Return of Capital

$ 2,802,092	$1,289,696	$0

(4)	Includes short-term capital gains.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

30  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Notes to Financial Statements (Cont.)

March 31, 2005

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  31

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Total Return Fund, (hereafter referred to as the “Fund”) at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class D shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

32  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

See accompanying notes  |  03.31.05  |  PIMCO Total Return Fund Annual Report  33

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present

Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance

Manager, PIMCO; and Compliance Examiner and Staff Accountant in the

Investment Company/Investment Adviser examinations branch, U.S. Securities &

Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

34  PIMCO Total Return Fund Annual Report  |  03.31.05  |  See accompanying notes

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107.

Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time.

Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ054AR_12777

Annual Report	PIMCO Funds
March 31, 2005

Strategic Markets Funds

All Asset Fund

Share Classes	All Asset All Authority Fund

Institutional and Administrative	CommodityRealReturn Strategy Fund

European StocksPLUS TR Strategy Fund

Far East (ex Japan) StocksPLUS TR Strategy Fund

International StocksPLUS TR Strategy Fund

Japanese StocksPLUS TR Strategy Fund

Real Return Asset Fund

RealEstateRealReturn Strategy Fund

StockPLUS Total Return Fund

StockPLUS TR Short Strategy Fund

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds Strategic Markets funds. By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. Our Strategic Markets funds have now surpassed $9 billion in net assets, which validates our belief that investors do want innovative, high quality alternative products in addition to the trusted core products they have known for years. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the twelve-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the twelve-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark ten-year Treasury increased 0.65% for the twelve months to end the period at 4.48%. While all but the very longest maturity yields increased during the twelve-month period, the short and intermediate maturity yields increased the most, causing the two- to ten-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Strategic Markets fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our Web site at www.allianzinvestors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

03.31.05  |  PIMCO Funds Annual Report  1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

On each individual Fund Summary page in this Annual Report, the Total Return Investment Performance table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

Information about how each fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606, on our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each fund is available by calling PIMCO Funds at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of the each fiscal year, which is available on the SEC’s website at http://www.sec.gov. A copy of each fund’s Form N-Q is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, each fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

2  PIMCO Funds Annual Report  |  03.31.05

Important Information (Cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors such as increase in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

03.31.05  |  PIMCO Funds Annual Report  3

PIMCO All Asset Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	All Asset Fund	Lehman Brothers U.S. TIPS 1-10 Year Index	All Asset Benchmark Composite Index
07/31/2002	5,000,000	5,000,000	5,000,000
08/31/2002	5,240,000	5,120,500	5,148,249
09/30/2002	5,279,692	5,246,462	5,107,834
10/31/2002	5,259,636	5,181,659	5,158,828
11/30/2002	5,405,041	5,134,163	5,251,303
12/31/2002	5,597,521	5,276,170	5,331,819
01/31/2003	5,638,453	5,318,895	5,372,787
02/28/2003	5,873,815	5,477,902	5,467,124
03/31/2003	5,753,321	5,448,133	5,431,816
04/30/2003	5,835,292	5,435,917	5,566,750
05/31/2003	6,163,175	5,596,632	5,786,179
06/30/2003	6,110,876	5,585,396	5,767,078
07/31/2003	5,832,171	5,408,425	5,616,407
08/31/2003	5,950,879	5,479,805	5,705,254
09/30/2003	6,146,723	5,626,984	5,838,446
10/31/2003	6,250,291	5,636,068	5,914,060
11/30/2003	6,307,253	5,619,176	5,964,894
12/31/2003	6,492,127	5,651,475	6,138,027
01/31/2004	6,588,545	5,705,349	6,220,916
02/29/2004	6,754,598	5,816,983	6,326,455
03/31/2004	6,877,184	5,895,232	6,408,676
04/30/2004	6,420,852	5,701,009	6,164,228
05/31/2004	6,581,910	5,771,594	6,218,374
06/30/2004	6,624,472	5,767,347	6,266,256
07/31/2004	6,635,244	5,839,084	6,276,282
08/31/2004	6,834,517	5,944,669	6,413,820
09/30/2004	6,942,044	5,950,370	6,488,223
10/31/2004	7,072,309	6,022,565	6,591,269
11/30/2004	7,159,152	6,001,420	6,660,978
12/31/2004	7,261,226	6,052,999	6,783,788
01/31/2005	7,221,329	6,037,320	6,745,142
02/28/2005	7,306,822	6,015,501	6,822,125
03/31/2005	7,242,724	6,004,409	6,780,189

PIMCO FUNDS ALLOCATION‡

Emerging Markets Bond	12.3%
Floating Income	9.3%
Real Return Asset	8.7%
Real Return	8.3%
CommodityRealReturn Strategy	7.0%
Foreign Bond (Unhedged)	6.7%
High Yield	6.6%
GNMA	6.6%
Total Return Mortgage	6.6%
RealEstateRealReturn Strategy	6.1%
Total Return	5.1%
Other	16.7%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
All Asset Fund Institutional Class (Inception 07/31/02)	5.32%	14.91%
All Asset Fund Administrative Class (Inception 12/31/02)	5.11%	14.64%
Lehman Brothers U.S. TIPS 1-10 Year Index	1.85%	—
All Asset Benchmark Composite Index	5.80%	—
Lipper Flexible Portfolio Fund Average	4.94%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,043.30	$1,042.30	$1,023.88	$1,022.64
Expenses Paid During Period†	$1.07	$2.34	$1.06	$2.32

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.21% for Institutional Class, 0.46% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%.

PORTFOLIO INSIGHTS

•	The All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the Funds offered in the PIMCO Funds prospectus, except the All Asset All Authority Fund). PIMCO has identified 14 core funds on which the Fund will focus.

•	For the twelve months ended March 31, 2005, the Fund’s Institutional Class Shares outperformed the return of its primary benchmark, the Lehman Brothers U.S. TIPS 1-10 Year Index, by returning 5.32% versus the 1.85% return of the benchmark. However, the Fund underperformed the 5.80% return of the All Asset Benchmark Composite Index and the average return of the 14 core funds which was 6.14% for the same period.

•	The Fund’s overweight to “Real Return” strategies, particularly commodities and real estate, were the main detractors to tactical asset allocation alpha. Although both sectors had positive returns for the twelve-month period, a heavy overweight during the second and fourth quarters of 2004 proved detrimental to tactical asset allocation as the CommodityRealReturn Strategy Fund underperformed the average of the 14 core funds during these periods.

•	Alternative strategies were positive to tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund, as the JPMorgan EMBI Global Index rallied 6.69% over the twelve-month period.

•	Equity strategies, as a whole, were an overall negative to tactical asset allocation. The Fund’s overweight to the StocksPLUS Fund throughout most of the twelve months was positive to performance, as the S&P 500 Index returned 6.69%. However, these gains were more than offset due to an underweight to the International StocksPLUS TR Strategy Fund for the entire period, as the MSCI EAFE Hedged USD Index rallied 11.55%.

•	U.S. Bond strategies were key contributors to tactical asset allocation returns for the twelve-month period. The Fund’s underweight position to the Long-Term U.S. Government Fund, particularly during the second and fourth quarters of 2004, was positive to performance as this Fund underperformed the average of the 14 core funds in both periods. The Fund’s underweight position to the Total Return Fund, particularly during the third and fourth quarters of 2004, was positive to performance as this Fund underperformed the average of the 14 core funds in both periods.

4  PIMCO Funds Annual Report  |  03.31.05

PIMCO All Asset All Authority Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	All Asset All Authority Fund	S&P 500 Index	All Asset Benchmark Composite Index
10/31/2003	5,000,000	5,000,000	5,000,000
11/30/2003	5,050,000	5,043,991	5,042,977
12/31/2003	5,233,915	5,308,521	5,189,351
01/31/2004	5,295,370	5,405,958	5,259,429
02/29/2004	5,469,492	5,481,098	5,348,656
03/31/2004	5,563,972	5,398,409	5,418,169
04/30/2004	5,133,610	5,313,663	5,211,503
05/31/2004	5,236,077	5,386,581	5,257,280
06/30/2004	5,297,193	5,491,323	5,297,762
07/31/2004	5,276,642	5,309,577	5,306,238
08/31/2004	5,461,607	5,331,054	5,422,519
09/30/2004	5,559,097	5,388,793	5,485,422
10/31/2004	5,673,183	5,471,119	5,572,542
11/30/2004	5,750,969	5,692,489	5,631,476
12/31/2004	5,856,177	5,886,196	5,735,305
01/31/2005	5,806,919	5,742,720	5,702,633
02/28/2005	5,867,123	5,863,571	5,767,717
03/31/2005	5,786,160	5,759,739	5,732,263

PIMCO FUNDS ALLOCATION‡

Floating Income	12.5%
Real Return Asset	11.5%
Real Return	10.3%
Emerging Markets Bond	9.9%
RealEstateRealReturn Strategy	8.5%
Foreign Bond (Unhedged)	7.3%
High Yield	6.9%
GNMA	6.1%
Total Return Mortgage	5.9%
Total Return	5.2%
Other	15.9%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
All Asset All Authority Fund Institutional Class (Inception 10/31/03)	3.99%	10.86%
S&P 500 Index	6.69%	—
All Asset Benchmark Composite Index	5.80%	—
Lipper Flexible Portfolio Fund Average	4.94%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,040.80	$1,023.44
Expenses Paid During Period†	$1.53	$1.51

†	Expenses are equal to the expense ratio of 0.30% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon the allocation of the Fund’s assets among the underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%.

PORTFOLIO INSIGHTS

•	The All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Underlying Funds (i.e., any of the Funds offered in the PIMCO Funds, except the All Asset Fund). PIMCO has identified 14 core funds on which the Fund will focus.

•	For the twelve months ended March 31, 2005, the Fund’s Institutional Class Shares returned 3.99%, underperforming the 6.69% return of its primary benchmark, the S&P 500 Index, over the same period. Also, the Fund underperformed the 5.80% of the All Asset Benchmark Composite Index and the average return of the 14 core funds which was 6.14% for the same period.

•	The Fund’s overweight to “Real Return” strategies, particularly commodities and real estate, were the main detractors to tactical asset allocation alpha. Although both sectors had positive returns for the twelve-month period, a heavy overweight during the second and fourth quarters of 2004 proved detrimental to tactical asset allocation as the CommodityRealReturn Strategy Fund underperformed the average of the 14 core funds during these periods.

•	Alternative strategies were positive to tactical asset allocation, namely due to an overweight to emerging markets strategies. This was significantly positive to the performance of the Fund as the JP Morgan EMBI Global Index rallied 6.69% over the twelve-month period.

•	Equity strategies, as a whole, were an overall negative to tactical asset allocation. The Fund’s overweight position to the StocksPLUS Fund throughout most of the twelve months was positive to performance, as the S&P 500 Index returned 6.69%. However, these gains were more than offset due to an underweight to the International StocksPLUS TR Strategy Fund for the entire period as the MSCI EAFE Hedged USD Index rallied 11.55%.

•	U.S. Bond strategies were the main contributors to tactical asset allocation decisions for the twelve-month period. The Fund’s underweight position to the Long-Term U.S. Government Fund, particularly during the second and fourth quarters of 2004, was positive to performance as the fund underperformed the average of the 14 core funds in both periods. The Fund’s underweight position to the Total Return Fund, particularly during the third and fourth quarters of 2004, was positive to performance as the fund underperformed the average of the 14 core funds in both periods.

03.31.05  |  PIMCO Funds Annual Report  5

PIMCO CommodityRealReturn Strategy Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	CommodityRealReturn Strategy Fund	Dow Jones - AIG Commodity Total Return Index
06/30/2002	5,000,000	5,000,000
07/31/2002	5,160,000	4,972,914
08/31/2002	5,540,000	5,168,856
09/30/2002	5,892,885	5,363,517
10/31/2002	5,726,533	5,308,183
11/30/2002	5,736,615	5,323,140
12/31/2002	6,213,898	5,583,797
01/31/2003	6,703,055	6,013,602
02/28/2003	7,186,836	6,216,038
03/31/2003	6,466,540	5,747,048
04/30/2003	6,407,411	5,711,293
05/31/2003	7,063,203	6,045,009
06/30/2003	6,833,450	5,895,729
07/31/2003	6,547,600	5,931,040
08/31/2003	6,930,532	6,165,266
09/30/2003	7,166,572	6,170,421
10/31/2003	7,507,322	6,465,163
11/30/2003	7,523,548	6,444,752
12/31/2003	8,066,884	6,920,088
01/31/2004	8,285,227	7,045,559
02/29/2004	9,011,069	7,502,689
03/31/2004	9,419,942	7,734,352
04/30/2004	8,838,686	7,597,172
05/31/2004	9,126,318	7,725,980
06/30/2004	8,731,326	7,405,643
07/31/2004	8,972,856	7,536,477
08/31/2004	9,015,124	7,399,118
09/30/2004	9,626,743	7,905,709
10/31/2004	9,895,170	8,039,493
11/30/2004	9,760,957	7,943,193
12/31/2004	9,386,631	7,553,133
01/31/2005	9,462,482	7,631,944
02/28/2005	10,088,257	8,171,251
03/31/2005	10,439,492	8,462,417

SECTOR BREAKDOWN‡

U.S. Treasury Obligations‡‡	93.0%
Foreign Currency-Denominated Issues	1.1%
Sovereign Issues	0.9%
Corporate Bonds & Notes	0.8%
Other	4.2%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for commodity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
CommodityRealReturn Strategy Fund Institutional Class (Inception 06/28/02)	10.82%	30.62%
CommodityRealReturn Strategy Fund Administrative Class (Inception 02/14/03)	10.63%	30.31%
Dow Jones-AIG Commodity Total Return Index	9.41%	—
Lipper Specialty Diversified Equity Fund Average	0.98%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,084.40	$1,083.80	$1,021.24	$1,020.00
Expenses Paid During Period†	$3.85	$5.14	$3.73	$4.99

†	For each class of the Fund, expenses are equal to the expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class) multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the twelve months ended March 31, 2005, the CommodityRealReturn Strategy Fund returned 10.82%, outperforming the 9.41% return of the benchmark Dow Jones-AIG Commodity Total Return Index for the same period.

•	The rally in the commodities markets was lead primarily by the energy sector, namely crude oil, which increased from $36 per barrel at the beginning of the period and settled at $55 per barrel at the end of the period. Geopolitical uncertainty, disagreement within OPEC regarding possible production cuts, and increased projections of world energy demand all contributed to the run-up on crude oil prices over the twelve-month period.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the twelve-month period, ten-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The twelve-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 6.96 years on March 31, 2005, compared to a duration of 6.38 years for the Lehman U.S. TIPS Index.

•	Shorter-than-Benchmark duration from TIPS over the first six months of the period contributed to performance, as real yields rose 0.29% for ten-year maturities.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance as nominal yields rose 0.65% for ten-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative to performance, as the real yield curve flattened 0.86% during the twelve-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period whereas U.S. yields rose.

6  PIMCO Funds Annual Report  |  03.31.05

PIMCO European StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	European StocksPLUS TR Strategy Fund	European Blue Chip 50 Index (Hedged)
10/31/2003	5,000,000	5,000,000
11/30/2003	5,089,820	5,061,118
12/31/2003	5,407,231	5,309,287
01/31/2004	5,555,810	5,448,194
02/29/2004	5,683,164	5,556,547
03/31/2004	5,481,521	5,364,823
04/30/2004	5,322,328	5,415,873
05/31/2004	5,306,409	5,366,526
06/30/2004	5,515,406	5,503,938
07/31/2004	5,318,806	5,328,638
08/31/2004	5,393,195	5,233,934
09/30/2004	5,446,330	5,350,963
10/31/2004	5,669,497	5,512,347
11/30/2004	5,754,513	5,661,171
12/31/2004	5,922,754	5,819,333
01/31/2005	6,061,052	5,836,097
02/28/2005	6,115,168	5,979,804
03/31/2005	6,074,564	5,938,878

SECTOR BREAKDOWN‡

U.S. Government Agencies‡‡	43.8%
Short-Term Instruments‡‡	22.5%
U.S. Treasury Obligations	9.7%
Mortgage-Backed Securities	5.8%
Sovereign Issues	4.3%
Other	13.9%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
European StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	10.82%	14.86%
European Blue Chip 50 Index (Hedged)	10.70%	—
Lipper European Region Fund Average	20.17%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,115.30	$1,020.69
Expenses Paid During Period†	$4.48	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The European StocksPLUS TR Strategy Fund seeks to obtain European equity exposure by investing under normal circumstances substantially all of its assets in European equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of fixed income instruments.

•	The Fund’s Institutional Class Shares returned 10.82% for the twelve-month period ended March 31, 2005, outpacing the 10.70% return of the European Blue Chip 50 Index (Hedged) for the same period.

•	Global developed equity markets benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty in the U.S.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years which benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in both the U.K. and Germany helped performance, as rates were more stable in these markets than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification.

03.31.05  |  PIMCO Funds Annual Report  7

PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

à	$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Far East (ex-Japan) StocksPLUS TR Strategy Fund	MSCI All Country Far East (Ex-Japan) Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	4,899,295	4,941,694
12/31/2003	5,082,884	5,170,082
01/31/2004	5,415,362	5,478,710
02/29/2004	5,657,164	5,687,639
03/31/2004	5,536,263	5,513,082
04/30/2004	5,032,508	5,248,536
05/31/2004	4,961,983	5,117,732
06/30/2004	4,956,945	5,072,838
07/31/2004	4,815,894	4,960,621
08/31/2004	5,208,823	5,199,954
09/30/2004	5,319,649	5,370,022
10/31/2004	5,339,799	5,325,890
11/30/2004	5,581,601	5,639,370
12/31/2004	5,784,194	5,751,704
01/31/2005	5,800,158	5,802,666
02/28/2005	5,997,044	6,079,470
03/31/2005	5,712,478	5,842,399

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	47.0%
U.S. Government Agencies	33.1%
Exchange-Traded Funds	6.4%
U.S. Treasury Obligations	6.0%
Other	7.5%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
Far East (ex-Japan) StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	3.18%	9.30%
MSCI All Country Far East (Ex-Japan) Hedged USD Index	5.97%	—
Lipper Pacific ex-Japan Fund Average	11.66%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,073.80	$1,020.69
Expenses Paid During Period†	$4.39	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Far East (ex-Japan) StocksPLUS TR Strategy Fund seeks to exceed the total return of its benchmark by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed income securities.

•	The Fund’s Institutional Class Shares returned 3.18% for the twelve-month period ended March 31, 2005, underperforming the MSCI All Country Far East Ex-Japan (Hedged to USD) Index, which returned 5.97% for the same period.

•	Global developed equity markets benefited from rising investor optimism, stronger corporate profits, and the removal of presidential uncertainty in the U.S.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in both the U.K. and Germany helped performance, as rates were more stable in these markets than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

8  PIMCO Funds Annual Report  |  03.31.05

PIMCO International StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	International StocksPLUS TR Strategy Fund	MSCI EAFE Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	5,035,141	5,011,117
12/31/2003	5,276,461	5,196,785
01/31/2004	5,358,585	5,265,933
02/29/2004	5,507,434	5,392,017
03/31/2004	5,550,051	5,397,521
04/30/2004	5,410,913	5,462,419
05/31/2004	5,369,687	5,381,830
06/30/2004	5,583,691	5,508,776
07/31/2004	5,449,517	5,378,958
08/31/2004	5,557,888	5,367,803
09/30/2004	5,610,816	5,444,293
10/31/2004	5,678,042	5,489,447
11/30/2004	5,781,467	5,634,743
12/31/2004	6,021,293	5,820,771
01/31/2005	6,062,374	5,866,132
02/28/2005	6,173,879	6,038,980
03/31/2005	6,121,061	6,020,809

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	41.3%
U.S. Government Agencies	29.8%
Asset-Backed Securities	8.1%
U.S. Treasury Obligations	6.0%
Other	14.8%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
International StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	10.29%	15.00%
MSCI EAFE Hedged USD Index	11.55%	—
Lipper International Multi-Cap Core Fund Average	13.61%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,090.90	$1,020.69
Expenses Paid During Period†	$4.43	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The International StocksPLUS TR Strategy Fund seeks to obtain non-U.S. equity exposure by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of fixed income instruments.

•	The Fund’s Institutional Class Shares returned 10.29% for the twelve-month period ended March 31, 2005, underperforming the Morgan Stanley Capital International Europe Australia Far East (“EAFE”) (Hedged to USD) Index, which returned 11.55% during the same period.

•	Global developed equity markets benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty in the U.S.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Germany and a modest position in the U.K. helped performance, as rates were more stable in these markets than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

03.31.05  |  PIMCO Funds Annual Report  9

PIMCO Japanese StocksPLUS TR Strategy Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Japanese StocksPLUS TR Strategy Fund	MSCI Japan Hedged USD Index
10/31/2003	5,000,000	5,000,000
11/30/2003	4,833,333	4,831,242
12/31/2003	5,133,645	5,065,830
01/31/2004	5,093,222	5,099,182
02/29/2004	5,330,704	5,247,871
03/31/2004	5,742,426	5,693,914
04/30/2004	5,539,514	5,717,169
05/31/2004	5,422,839	5,530,649
06/30/2004	5,700,148	5,762,259
07/31/2004	5,454,980	5,548,718
08/31/2004	5,526,487	5,548,412
09/30/2004	5,409,891	5,412,000
10/31/2004	5,363,520	5,356,598
11/30/2004	5,389,282	5,447,082
12/31/2004	5,753,055	5,720,697
01/31/2005	5,663,163	5,654,779
02/28/2005	5,798,000	5,827,549
03/31/2005	5,762,651	5,867,028

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	48.0%
U.S. Government Agencies	29.5%
U.S. Treasury Obligations	9.4%
Other	13.1%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
Japanese StocksPLUS TR Strategy Fund Institutional Class (Inception 10/30/03)	0.35%	9.74%
MSCI Japan Hedged USD Index	3.04%	—
Lipper Japanese Fund Average	-2.81%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,065.20	$1,020.69
Expenses Paid During Period†	$4.38	$4.28

†	Expenses are equal to the expense ratio of 0.85% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Japanese StocksPLUS TR Strategy Fund seeks to obtain Japanese equity exposure by investing under normal circumstances substantially all of its assets in Japanese equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of fixed income instruments.

•	The Fund’s Institutional Class Shares returned 0.35% for the twelve-month period ended March 31, 2005, underperforming the MSCI Japan (Hedged to USD) Index, which returned 3.04% during the same period.

•	Global developed equity markets benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty in the U.S.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Germany and a modest position in the U.K. helped performance, as rates were more stable in these markets than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

10  PIMCO Funds Annual Report  |  03.31.05

PIMCO Real Return Asset Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	Real Return Asset Fund	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index
11/30/2001	5,000,000	5,000,000
12/31/2001	4,926,778	4,929,997
01/31/2002	4,926,778	4,926,413
02/28/2002	5,057,531	5,025,804
03/31/2002	4,976,745	4,947,949
04/30/2002	5,151,157	5,110,906
05/31/2002	5,274,018	5,231,995
06/30/2002	5,414,415	5,370,172
07/31/2002	5,476,976	5,425,533
08/31/2002	5,832,209	5,761,801
09/30/2002	5,990,026	5,915,079
10/31/2002	5,660,809	5,589,251
11/30/2002	5,765,221	5,691,944
12/31/2002	6,077,879	5,957,580
01/31/2003	6,132,895	5,995,301
02/28/2003	6,467,967	6,321,410
03/31/2003	6,188,634	6,069,990
04/30/2003	6,171,875	6,049,874
05/31/2003	6,731,485	6,585,979
06/30/2003	6,584,153	6,400,879
07/31/2003	6,039,257	5,898,849
08/31/2003	6,242,531	6,074,685
09/30/2003	6,574,993	6,369,383
10/31/2003	6,664,610	6,462,604
11/30/2003	6,728,245	6,526,468
12/31/2003	6,869,475	6,666,960
01/31/2004	6,995,913	6,775,939
02/29/2004	7,244,642	6,995,536
03/31/2004	7,399,807	7,154,696
04/30/2004	6,776,900	6,519,044
05/31/2004	7,006,583	6,744,903
06/30/2004	7,018,125	6,770,505
07/31/2004	7,052,540	6,773,565
08/31/2004	7,362,279	7,104,619
09/30/2004	7,410,322	7,136,520
10/31/2004	7,482,526	7,170,185
11/30/2004	7,468,113	7,175,724
12/31/2004	7,758,699	7,479,493
01/31/2005	7,782,522	7,533,882
02/28/2005	7,764,534	7,489,054
03/31/2005	7,834,484	7,548,214

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	94.2%
Short-Term Instruments	2.4%
Corporate Bonds & Notes	1.2%
Other	2.2%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
Real Return Asset Fund Institutional Class (Inception 11/12/01)	5.88%	12.82%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	5.50%	—
Lipper Treasury Inflation Protected Securities Fund Average	2.24%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,057.20	$1,021.94
Expenses Paid During Period†	$3.08	$3.02

†	Expenses are equal to the expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the twelve months ended March 31, 2005, the Fund’s Institutional Class Shares returned 5.88%, outperforming the 5.50% return of the benchmark Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index.

•	For the twelve-month period, real yields on long maturity TIPS decreased by 0.04%, compared to a 0.02% fall for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.96% on March 31, 2004 for the 30-year maturity. This compares to a breakeven yield of 2.98% on March 31, 2005. The twelve-month CPI-U change for the period ended March 31, 2005, was 3.15%.

•	The effective duration of the Fund was 12.84 years on March 31, 2005, compared to a duration of 12.68 years for the benchmark.

•	Shorter-than-Benchmark duration from TIPS beginning in the middle of June was negative to performance as real yields for ten-year maturities fell by 0.32% through the end of November 2004.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance as nominal yields rose 0.65% for ten-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative to performance as the real yield curve flattened 0.86% during the twelve-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period whereas U.S. yields rose.

•	A small commodity position was a positive for performance, as the Dow Jones AIG Commodity Index returned 9.41% during the twelve-month period.

03.31.05  |  PIMCO Funds Annual Report  11

PIMCO RealEstateRealReturn Strategy Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	RealEstateRealReturn Strategy Fund	Wilshire Real Estate Investment Trust Index
10/31/2003	5,000,000	5,000,000
11/30/2003	5,222,993	5,218,000
12/31/2003	5,432,270	5,383,932
01/31/2004	5,725,186	5,599,290
02/29/2004	5,959,520	5,691,678
03/31/2004	6,421,445	6,033,665
04/30/2004	5,151,092	5,150,936
05/31/2004	5,644,225	5,544,289
06/30/2004	5,809,055	5,707,238
07/31/2004	5,868,442	5,736,454
08/31/2004	6,537,887	6,210,234
09/30/2004	6,516,265	6,180,607
10/31/2004	6,922,160	6,523,724
11/30/2004	7,218,354	6,815,938
12/31/2004	7,740,557	7,169,972
01/31/2005	7,038,258	6,540,180
02/28/2005	7,206,199	6,745,565
03/31/2005	7,106,961	6,653,110

SECTOR BREAKDOWN‡

U.S. Treasury Obligations‡‡	90.3%
Short-Term Instruments	6.4%
Foreign Currency-Denominated Issues	1.2%
Other	2.1%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for real estate-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
RealEstateRealReturn Strategy Fund Institutional Class (Inception 10/30/03)	10.65%	28.93%
Wilshire Real Estate Investment Trust Index	10.27%	—
Lipper Real Estate Fund Average	10.10%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,090.60	$1,021.24
Expenses Paid During Period†	$3.86	$3.73

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the twelve months ended March 31, 2005, the Fund’s Institutional Class Shares returned 10.65%, outperforming the 10.27% return of the benchmark Dow Jones Wilshire REIT Index.

•	Although REITs displayed some volatility over the twelve months, the sector performed well overall. Relatively stable interest rates in the middle part of the period, coupled with modestly improving real estate fundamentals, attracted investors in search of yield to the sector.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in TIPS, implementing a “double real®” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the twelve-month period, ten-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The twelve-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 9.05 years on March 31, 2005, compared to a duration of 8.32 years for the Lehman Brothers U.S. TIPS 5+ Index.

•	Longer-than-Benchmark duration from TIPS throughout most of the twelve-month period was negative to performance, as real yields rose 0.32% for ten-year maturities.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance, as nominal yields rose 0.65% for ten-year maturities.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period whereas U.S. yields rose.

12  PIMCO Funds Annual Report  |  03.31.05

PIMCO StocksPLUS Total Return Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	StocksPLUS Total Return Fund	S&P 500 Index
06/30/2002	5,000,000	5,000,000
07/31/2002	4,690,000	4,610,380
08/31/2002	4,740,000	4,640,809
09/30/2002	4,261,851	4,136,441
10/31/2002	4,633,758	4,500,526
11/30/2002	4,910,175	4,765,162
12/31/2002	4,736,900	4,485,218
01/31/2003	4,569,894	4,367,705
02/28/2003	4,559,772	4,302,190
03/31/2003	4,608,325	4,343,844
04/30/2003	4,993,196	4,701,860
05/31/2003	5,342,618	4,949,494
06/30/2003	5,407,553	5,012,634
07/31/2003	5,448,097	5,101,012
08/31/2003	5,549,457	5,200,497
09/30/2003	5,530,748	5,145,267
10/31/2003	5,819,971	5,436,335
11/30/2003	5,840,267	5,484,164
12/31/2003	6,180,087	5,771,779
01/31/2004	6,316,721	5,877,720
02/29/2004	6,453,356	5,959,417
03/31/2004	6,378,643	5,869,512
04/30/2004	6,184,076	5,777,370
05/31/2004	6,273,472	5,856,652
06/30/2004	6,397,486	5,970,534
07/31/2004	6,228,992	5,772,928
08/31/2004	6,339,566	5,796,279
09/30/2004	6,406,198	5,859,056
10/31/2004	6,537,904	5,948,566
11/30/2004	6,769,707	6,189,255
12/31/2004	7,020,469	6,399,867
01/31/2005	6,850,574	6,243,870
02/28/2005	6,954,703	6,375,267
03/31/2005	6,799,028	6,262,374

SECTOR BREAKDOWN‡

Short-Term Instruments‡‡	55.1%
U.S. Government Agencies	22.8%
U.S. Treasury Obligations	8.1%
Asset-Backed Securities	4.0%
Other	10.0%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily serving as collateral for equity-linked derivative positions.

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception	*
StocksPLUS Total Return Fund Institutional Class (Inception 06/28/02)	6.59%	11.80%
S&P 500 Index	6.69%	—
Lipper Large-Cap Core Fund Average	4.02%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1061.30	$1,021.24
Expenses Paid During Period†	$3.80	$3.73

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period)

PORTFOLIO INSIGHTS

•	The StocksPLUS Total Return Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed income instruments.

•	For the twelve-month period ended March 31, 2005 the S&P 500 delivered a total return of 6.69%. The Fund’s Institutional Class Shares slightly underperformed the S&P 500 Index by posting a total return of 6.59% for the same period.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Europe helped performance, as rates were more stable in Europe than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification.

03.31.05  |  PIMCO Funds Annual Report  13

PIMCO StocksPLUS TR Short Strategy Fund

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for the Institutional or Administrative Class shares is $5,000,000.

	StocksPLUS TR Short Strategy Fund	Inverse of S&P 500 Index
07/31/2003	5,000,000	5,000,000
08/31/2003	4,904,427	4,902,488
09/30/2003	5,103,956	4,954,550
10/31/2003	4,847,248	4,674,271
11/30/2003	4,877,449	4,633,147
12/31/2003	4,897,472	4,390,166
01/31/2004	5,250,533	4,309,585
02/29/2004	5,225,315	4,249,684
03/31/2004	5,316,102	4,313,796
04/30/2004	5,351,408	4,381,515
05/31/2004	5,290,883	4,321,388
06/30/2004	5,212,489	4,237,359
07/31/2004	5,444,604	4,377,603
08/31/2004	5,520,293	4,359,896
09/30/2004	5,476,583	4,312,675
10/31/2004	5,441,218	4,246,790
11/30/2004	5,203,765	4,074,958
12/31/2004	5,071,049	3,936,292
01/31/2005	5,218,750	4,032,240
02/28/2005	5,092,931	3,947,384
03/31/2005	5,202,922	4,017,285

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception*
StockPLUS TR Short Strategy Fund Institutional Class (Inception 07/23/03)	-2.13%	2.02%
Inverse of S&P 500 Index	-6.87%	—
Lipper Specialty Diversified Equity Fund Average	0.98%	—
* Annualized. All Fund returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. This level of performance is not guaranteed and should not be expected in the future. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

The high performance of this Fund relative to its benchmark during the twelve-month period ended March 31, 2005 was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance for the period ended March 31, 2005 should not be expected to continue in the future.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$950.00	$1,021.24
Expenses Paid During Period†	$3.60	$3.73

†	Expenses are equal to the expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The StocksPLUS Short Strategy Fund primarily seeks to achieve its objective by investing under normal circumstances in short S&P 500 Index futures positions backed by a low to intermediate duration portfolio of fixed income instruments. The Fund may also purchase call options on Index futures or other similar instruments in an attempt to limit the negative performance impact associated with an appreciating equity market and may also employ arbitrage strategies to generate additional returns or otherwise offset the cost of purchasing Index call options or similar instruments.

•	The Fund’s Institutional Class Shares returned -2.13% for the twelve-month period ended March 31, 2005, outperforming the -6.87% return of Fund’s benchmark, the inverse of the S&P 500 Index.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Europe helped performance, as rates were more stable in Europe than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification.

14  PIMCO Funds Annual Report  |  03.31.05

(This Page Intentionally Left Blank)

03.31.05  |  PIMCO Funds Annual Report  15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income ** (a)	Net Realized/ Unrealized Gain (Loss) on Investments ** (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Institutional Class
03/31/2005	$12.81	$0.91	$(0.24)	$0.67	$(0.77)	$(0.07)	$0.00
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)	0.00
07/31/2002 -03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00	0.00

Administrative Class
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)	0.00
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)	0.00
12/31/2002 - 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00	0.00

All Asset All Authority Fund

Institutional Class
03/31/2005	$10.86	$0.80	$(0.37)	$0.43	$(0.75)	$(0.01)	$0.00
10/31/2003 - 3/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00	0.00

CommodityRealReturn Strategy Fund

Institutional Class
03/31/2005	$15.72	$0.45	$1.14	$1.59	$(0.84)	$(0.18)	$0.00
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)	0.00
06/28/2002 - 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00	0.00

Administrative Class
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)	0.00
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)	0.00
02/14/2003 - 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00	0.00

European StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$10.33	$0.11	$1.13	$1.24	$(1.37)	$(0.19)	$(0.15)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00	(0.18)

Far East (ex-Japan) StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$10.99	$0.12	$0.22	$0.34	$(0.36)	$(0.30)	$0.00
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00	0.00

International StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$10.77	$0.13	$1.09	$1.22	$(1.07)	$(0.34)	$(0.15)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00	0.00

Japanese StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$11.32	$0.13	$(0.03)	$0.10	$(0.50)	$(0.58)	$(0.11)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00	0.00

Real Return Asset Fund

Institutional Class
03/31/2005	$12.34	$0.39	$0.29	$0.68	$(0.45)	$(0.55)	$0.00
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)	0.00
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)	0.00
11/12/2001 - 03/31/2002	10.00	0.05	(0.50)	(0.45)	(0.05)	0.00	0.00

16  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets **		Portfolio Turnover Rate
All Asset Fund

Institutional Class
03/31/2005	$(0.84)	$12.64	5.32%	$3,555,716	0.21	%(d)	7.17%		92%
03/31/2004	(0.57)	12.81	19.53	1,022,553	0.23	(d)	6.13		99
07/31/2002 - 03/31/2003	(0.27)	11.23	15.07	152,635	0.19	*(d)	5.50	*	101

Administrative Class
03/31/2005	(0.82)	12.63	5.11	47,118	0.46	(e)	7.77		92
03/31/2004	(0.55)	12.80	19.21	9,433	0.48	(e)	6.88		99
12/31/2002 - 03/31/2003	(0.01)	11.23	2.73	11	0.44	*(e)	2.28	*	101

All Asset All Authority Fund

Institutional Class
03/31/2005	$(0.76)	$10.53	3.99%	$155,020	0.76	%(k)	7.58%		171%
10/31/2003 - 3/31/2004	(0.25)	10.86	11.28	58,842	0.82	*(b)(k)	7.14	*	116

CommodityRealReturn Strategy Fund

Institutional Class
03/31/2005	$(1.02)	$16.29	10.82%	$3,524,112	0.74%		2.94%		264%
03/31/2004	(1.57)	15.72	45.67	1,780,461	0.74		2.02		290
06/28/2002 - 03/31/2003	(0.86)	12.03	29.33	91,773	0.74	*(f)	4.35	*	492

Administrative Class
03/31/2005	(0.98)	16.25	10.63	79,418	0.99		2.65		264
03/31/2004	(1.56)	15.68	45.14	28,721	0.99		3.43		290
02/14/2003 - 03/31/2003	0.00	12.03	(6.60)	9	0.99	*(g)	(42.88	)*	492

European StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$(1.71)	$9.86	10.82%	$4,133	0.86	%(l)	1.12%		838%
10/30/2003 - 03/31/2004	(0.82)	10.33	9.85	7,503	0.85	*(j)	(4.48	)*	118

Far East (ex-Japan) StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$(0.66)	$10.67	3.18%	$8,280	0.85%		1.16%		823%
10/30/2003 - 03/31/2004	0.00	10.99	9.95	8,007	0.85	*(i)	5.18	*	114

International StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$(1.56)	$10.43	10.29%	$203,469	0.85%		1.24%		666%
10/30/2003 - 03/31/2004	(0.27)	10.77	10.56	17,420	0.85	*(h)	10.86	*	41

Japanese StocksPLUS TR Strategy Fund

Institutional Class
03/31/2005	$(1.19)	$10.23	0.35%	$8,361	0.86	%(l)	1.23%		743%
10/30/2003 - 03/31/2004	(0.05)	11.32	13.70	4,003	0.85	*(n)	16.04	*	56

Real Return Asset Fund

Institutional Class
03/31/2005	$(1.00)	$12.02	5.88%	$620,391	0.62	% (m)	3.31%		519%
03/31/2004	(0.89)	12.34	19.57	277,777	0.66	(c)	2.69		553
03/31/2003	(0.61)	11.14	24.35	70,886	0.68		4.78		157
11/12/2001 - 03/31/2002	(0.05)	9.50	(4.47)	20,747	0.75	*	1.31	*	107

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.30%.
(l)	Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.
(m)	Effective October 1, 2004, the adisory fee was reduced to 0.35%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income ** (a)	Net Realized/ Unrealized Gain (Loss) on Investments ** (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2005	$11.98	$0.40	$1.21	$1.61	$(3.99)	$(0.22)	$(0.07)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00	0.00

StocksPLUS Total Return Fund
Institutional Class
03/31/2005	$12.13	$0.17	$0.64	$0.81	$(0.15)	$(0.42)	$0.00
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)	0.00
06/28/2002 - 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)	0.00

StocksPLUS TR Short Strategy Fund
Institutional Class
03/31/2005	$10.54	$0.14	$(0.38)	$(0.24)	$(0.14)	$(0.66)	$0.00
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00	0.00

18  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets **		Portfolio Turnover Rate
RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2005	$(4.28)	$9.31	10.65%	$413,326	0.74%		3.76%		510%
10/30/2003 - 03/31/2004	(0.84)	11.98	29.61	283,084	0.74	*(b)	28.52	*	158

StocksPLUS Total Return Fund
Institutional Class
03/31/2005	$(0.57)	$12.37	6.59%	$354,872	0.74%		1.39%		414%
03/31/2004	(0.43)	12.13	38.42	220,622	0.74	(d)	0.64		282
06/28/2002 - 03/31/2003	(0.12)	9.10	(7.83)	4,185	0.74	*	1.62	*	398

StocksPLUS TR Short Strategy Fund
Institutional Class
03/31/2005	$(0.80)	$9.50	(2.13)%	$4,213	0.74%		1.40%		742%
07/23/2003 - 03/31/2004	(0.03)	10.54	5.68	3,623	0.75	*(c)(e)	0.62	*	190

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  19

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund	European StocksPLUS TR Strategy Fund	Far East (ex-Japan) StocksPLUS TR Strategy Fund	International StocksPLUS TR Strategy Fund
Assets:
Investments, at value	$0	$0	$8,702,050	$5,215	$10,106	$262,912
Investments in Affiliates, at value	5,661,116	199,317	0	0	0	0
Repurchase agreements, at value	0	0	0	0	0	0
Cash	101,727	405	1,801	0	2	48
Foreign currency, at value	0	0	8,651	5	6	464
Receivable for investments sold	0	0	0	440	5	2,698
Receivable for investments in Affiliates sold	21,344	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	0	114,195	200	495	6,722
Unrealized appreciation on forward foreign currency contracts	0	0	1,773	206	26	4,973
Receivable for Fund shares sold	26,863	547	70,257	0	0	42
Interest and dividends receivable	0	0	58,458	18	20	546
Interest and dividends receivable from Affiliates	12,646	449	0	0	0	0
Variation margin receivable	0	0	4,886	5	23	534
Manager reimbursement receivable	117	0	0	0	0	0
Swap premiums paid	0	0	4,754	1	8	78
Unrealized appreciation on swap agreements	0	0	66,943	17	21	806
Other assets	0	0	0	0	0	11

	5,823,813	200,718	9,033,768	6,107	10,712	279,834

Liabilities:
Payable for investments purchased	$0	$0	$79,642	$1,061	$1,683	$55,110
Payable for investments in Affiliates purchased	105,591	2,957	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	0	692,760	0	0	0
Unrealized depreciation on forward foreign currency contracts	0	0	1,550	42	34	43
Payable for short sales	0	0	113,279	599	491	6,682
Overdraft due to Custodian	0	0	0	21	0	0
Written options outstanding	0	0	879	2	3	79
Payable for Fund shares redeemed	4,870	83	16,363	0	0	8
Dividends payable	0	0	0	0	0	0
Accrued investment advisory fee	926	32	3,203	2	4	101
Accrued administration fee	923	6	2,542	1	2	57
Accrued distribution fee	606	0	953	0	0	3
Accrued servicing fee	432	0	908	0	0	2
Variation margin payable	0	0	0	0	0	0
Recoupment payable to Manager	0	3	0	0	0	5
Swap premiums received	0	0	20,773	31	28	1,399
Unrealized depreciation on swap agreements	0	0	122	215	187	5,517
Other liabilities	0	42,617	3,004	0	0	0

	113,348	45,698	935,978	1,974	2,432	69,006

Net Assets	$5,710,465	$155,020	$8,097,790	$4,133	$8,280	$210,828

Net Assets Consist of:
Paid in capital	$5,649,274	$156,753	$7,371,078	$4,242	$8,499	$214,657
Undistributed (overdistributed) net investment income	5,587	273	624,293	(43)	28	(1,589)
Accumulated undistributed net realized gain (loss)	(4,315)	(1,738)	(21,933)	(11)	(14)	(1,260)
Net unrealized appreciation (depreciation)	59,919	(268)	124,352	(55)	(233)	(980)

	$5,710,465	$155,020	$8,097,790	$4,133	$8,280	$210,828

Net Assets:
Institutional Class	$3,555,716	$155,020	$3,524,112	$4,133	$8,280	$203,469
Administrative Class	47,118	0	79,418	0	0	0
Other Classes	2,107,631	0	4,494,260	0	0	7,359
Shares Issued and Outstanding:
Institutional Class	281,210	14,715	216,291	419	776	19,511
Administrative Class	3,730	0	4,888	0	0	0
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.64	$10.53	$16.29	$9.86	$10.67	$10.43
Administrative Class	12.63	0.00	16.25	0.00	0.00	0.00
Cost of Investments Owned	$0	$0	$8,643,100	$5,227	$10,134	$263,209

Cost of Investments in Affiliates Owned	$5,601,197	$199,585	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$0

Cost of Foreign Currency Held	$0	$0	$8,649	$5	$6	$467

20  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Japanese StocksPLUS TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Total Return Fund	StocksPLUS TR Short Strategy Fund
Assets:
Investments, at value	$10,075	$682,549	$535,719	$609,384	$3,608
Investments in Affiliates, at value	0	0	0	0	0
Repurchase agreements, at value	0	0	0	0	700
Cash	4	100	109	2,049	0
Foreign currency, at value	9	577	198	1,236	5
Receivable for investments sold	0	7,921	0	18,067	0
Receivable for investments in Affiliates sold	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	266	837	8,127	1,985	0
Unrealized appreciation on forward foreign currency contracts	193	138	140	560	8
Receivable for Fund shares sold	0	19,024	11,697	102	0
Interest and dividends receivable	19	6,838	3,640	1,101	14
Interest and dividends receivable from Affiliates	0	0	0	0	0
Variation margin receivable	20	313	254	718	12
Manager reimbursement receivable	0	0	0	0	0
Swap premiums paid	1	23	14	73	0
Unrealized appreciation on swap agreements	22	1,754	1,563	447	0
Other assets	0	0	0	0	0

	10,609	720,074	561,461	635,722	4,347

Liabilities:
Payable for investments purchased	$1,603	$26,626	$43,712	$181,676	$50
Payable for investments in Affiliates purchased	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	63,229	36,755	0	0
Unrealized depreciation on forward foreign currency contracts	2	89	128	357	1
Payable for short sales	295	7,839	8,076	1,972	0
Overdraft due to Custodian	0	0	0	0	0
Written options outstanding	4	47	49	271	0
Payable for Fund shares redeemed	0	4	338	6,861	80
Dividends payable	0	14	0	0	0
Accrued investment advisory fee	4	148	146	214	2
Accrued administration fee	2	105	85	124	1
Accrued distribution fee	0	0	14	29	0
Accrued servicing fee	0	0	11	19	0
Variation margin payable	0	0	0	605	0
Recoupment payable to Manager	0	0	6	0	0
Swap premiums received	29	1,393	1,563	426	0
Unrealized depreciation on swap agreements	309	0	6,776	306	0
Other liabilities	0	189	157	0	0

	2,248	99,683	97,816	192,860	134

Net Assets	$8,361	$620,391	$463,645	$442,862	$4,213

Net Assets Consist of:
Paid in capital	$8,444	$599,468	$459,106	$422,694	$4,364
Undistributed (overdistributed) net investment income	102	496	6,595	10,418	17
Accumulated undistributed net realized gain (loss)	(43)	(9,910)	(3,342)	21,896	(237)
Net unrealized appreciation (depreciation)	(142)	30,337	1,286	(12,146)	69

	$8,361	$620,391	$463,645	$442,862	$4,213

Net Assets:
Institutional Class	$8,361	$620,391	$413,326	$354,872	$4,213
Administrative Class	0	0	0	0	0
Other Classes	0	0	50,319	87,990	0
Shares Issued and Outstanding:
Institutional Class	818	51,597	44,381	28,679	444
Administrative Class	0	0	0	0	0
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.23	$12.02	$9.31	$12.37	$9.50
Administrative Class	0.00	0.00	0.00	0.00	0.00
Cost of Investments Owned	$10,087	$654,367	$529,273	$609,685	$3,613

Cost of Investments in Affiliates Owned	$0	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$700

Cost of Foreign Currency Held	$9	$577	$198	$1,239	$5

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  21

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	All Asset Fund	All Asset All Authority Fund	Commodity- RealReturn Strategy Fund	European StocksPLUS TR Strategy Fund	Far East (ex-Japan) StocksPLUS TR Strategy Fund	International StocksPLUS TR Strategy Fund
Investment Income:

Interest	$0	$0	$207,346	$133	$129	$3,673
Dividends	0	0	0	1	4	49
Dividends from Affiliate investments	259,617	6,999	0	0	0	0
Miscellaneous income	117	6	4	6	0	1

Total Income	259,734	7,005	207,350	140	133	3,723

Expenses:

Investment advisory fees	7,057	209	27,291	39	36	970
Administration fees	6,968	42	21,705	21	20	538
Distribution and/or servicing fees – Administrative Class	59	0	90	0	0	0
Distribution and/or servicing fees – Other Classes	7,861	0	16,182	0	0	26
Trustees’ fees	0	0	15	0	0	0
Interest expense	0	388	10	0	1	3
Miscellaneous expense	0	4	165	1	0	12

Total Expenses	21,945	643	65,458	61	57	1,549

Reimbursement by Manager	(1,474)	1	0	0	0	0

Net Expenses	20,471	644	65,458	61	57	1,549

Net Investment Income	239,263	6,361	141,892	79	76	2,174

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	0	0	20,228	106	124	1,578
Net realized (loss) on Affiliate investments	(5,021)	(1,884)	0	0	0	0
Net capital gain distributions received from Underlying Funds	14,957	358	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	658,566	980	51	32,155
Net realized gain (loss) on foreign currency transactions	0	0	(2,550)	(680)	(294)	(15,788)
Net change in unrealized appreciation (depreciation) on investments	0	0	(22,038)	(18)	(38)	(312)
Net change in unrealized (depreciation) on Affiliate investments	(22,432)	(1,768)	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	(46,011)	55	(47)	(5,910)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	628	136	79	4,927

Net Gain (Loss)	(12,496)	(3,294)	608,823	579	(125)	16,650

Net Increase (Decrease) in Net Assets Resulting from Operations	$226,767	$3,067	$750,715	$658	$(49)	$18,824

22  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	Japanese StocksPLUS TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Total Return Fund	StocksPLUS TR Short Strategy Fund
Investment Income:

Interest	$140	$13,687	$13,646	$9,442	$80
Dividends	0	0	0	35	1
Dividends from Affiliate investments	0	0	0	0	0
Miscellaneous income	0	0	0	2	0

Total Income	140	13,687	13,646	9,479	81

Expenses:

Investment advisory fees	37	1,290	1,516	2,184	19
Administration fees	20	867	862	1,261	9
Distribution and/or servicing fees – Administrative Class	0	0	0	0	0
Distribution and/or servicing fees – Other Classes	0	0	208	472	0
Trustees’ fees	0	1	1	1	0
Interest expense	0	6	12	1	0
Miscellaneous expense	1	1	15	18	0

Total Expenses	58	2,165	2,614	3,937	28

Reimbursement by Manager	0	0	0	0	0

Net Expenses	58	2,165	2,614	3,937	28

Net Investment Income	82	11,522	11,032	5,542	53

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	69	(6,791)	(4,003)	297	26
Net realized (loss) on Affiliate investments	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0
Net realized gain (loss) on futures contracts, options and swaps	695	1,862	48,726	32,307	(220)
Net realized gain (loss) on foreign currency transactions	(313)	(177)	80	(68)	(3)
Net change in unrealized appreciation (depreciation) on investments	(36)	16,183	489	(770)	(7)
Net change in unrealized (depreciation) on Affiliate investments	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(594)	1,799	(19,141)	(7,800)	74
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	210	24	38	259	5

Net Gain (Loss)	31	12,900	26,189	24,225	(125)

Net Increase (Decrease) in Net Assets Resulting from Operations	$113	$24,422	$37,221	$29,767	$(72)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  23

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		CommodityRealReturn Strategy Fund		European StocksPLUS TR Strategy Fund
Amounts in thousands	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004	Year Ended March 31, 2005	Period from October 31, 2003 to March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$239,263	$44,814	$6,361	$577	$141,892	$15,879	$79	$11
Net realized gain (loss)	0	1,354	0	(185)	676,244	313,968	406	355
Net realized loss on Affiliate investments	(5,021)	0	(1,884)	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	14,957	10,885	358	72	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	82,246	0	1,500	(67,421)	201,922	173	(226)
Net change in unrealized depreciation on Affiliate investments	(22,432)	0	(1,768)	0	0	0	0	0

Net increase (decrease) resulting from operations	226,767	139,299	3,067	1,964	750,715	531,769	658	140

Distributions to Shareholders:
From net investment income
Institutional Class	(161,827)	(23,612)	(6,499)	(164)	(149,264)	(73,227)	(686)	(121)
Administrative Class	(1,882)	(265)	0	0	(2,371)	(620)	0	0
Other Classes	(80,552)	(9,495)	0	0	(164,362)	(85,945)	0	0
From net realized capital gains
Institutional Class	(13,129)	(4,328)	(100)	0	(32,465)	(5,243)	(100)	0
Administrative Class	(171)	(58)	0	0	(431)	(13)	0	0
Other Classes	(7,652)	(2,104)	0	0	(39,506)	(5,745)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	(100)	(89)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(265,213)	(39,862)	(6,599)	(164)	(388,399)	(170,793)	(886)	(210)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,657,088	991,498	126,965	57,120	2,713,868	1,640,345	6,624	9,284
Administrative Class	41,748	8,186	0	0	52,504	26,835	0	0
Other Classes	1,478,622	801,023	0	0	2,959,855	2,178,312	0	0
Issued as reinvestment of distributions
Institutional Class	156,608	25,651	6,053	165	146,328	69,317	886	210
Administrative Class	1,902	323	0	0	2,729	633	0	0
Other Classes	63,496	7,747	0	0	155,826	69,810	0	0
Cost of shares redeemed
Institutional Class	(262,472)	(212,196)	(33,308)	(243)	(1,269,096)	(194,294)	(10,652)	(1,921)
Administrative Class	(5,356)	(17)	0	0	(7,210)	(50)	0	0
Other Classes	(225,692)	(31,467)	0	0	(1,127,812)	(176,210)	0	0
Net increase (decrease) resulting from Fund share transactions	3,905,944	1,590,748	99,710	57,042	3,626,992	3,614,698	(3,142)	7,573
Fund Redemption Fee	136	0	0	0	432	29	0	0

Total Increase (Decrease) in Net Assets	3,867,634	1,690,185	96,178	58,842	3,989,740	3,975,703	(3,370)	7,503

Net Assets:
Beginning of period	1,842,831	152,646	58,842	0	4,108,050	132,347	7,503	0

End of period*	$5,710,465	$1,842,831	$155,020	$58,842	$8,097,790	$4,108,050	$4,133	$7,503

* Including undistributed (overdistributed) net investment income of:	$5,587	$11,567	$273	$439	$624,293	$(94,181)	$(43)	$153

24  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Far East (ex-Japan) StocksPLUS TR Strategy Fund		International StocksPLUS TR Strategy Fund		Japanese StocksPLUS TR Strategy Fund		Real Return Asset Fund		RealEstateRealReturn Strategy Fund
Amounts in thousands	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004	Year Ended March 31, 2005	Period from October 30, 2003 to March 30, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$76	$9	$2,174	$38	$82	$9	$11,522	$5,560	$11,032	$1,102
Net realized gain (loss)	(119)	435	17,945	1,348	451	182	(5,106)	25,216	44,803	11,933
Net realized loss on Affiliate investments	0	0	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(6)	(227)	(1,295)	317	(420)	279	18,006	9,510	(18,614)	19,902
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from operations	(49)	217	18,824	1,703	113	470	24,422	40,286	37,221	32,936

Distributions to Shareholders:
From net investment income
Institutional Class	(240)	(1)	(17,265)	(490)	(278)	(17)	(12,911)	(8,900)	(41,172)	(5,065)
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	(411)	(5)	0	0	0	0	(15,354)	(167)
From net realized capital gains
Institutional Class	(146)	0	(6,035)	0	(371)	0	(16,075)	(8,973)	(3,025)	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	(145)	0	0	0	0	0	(834)	0
Tax basis return of capital
Institutional Class	0	0	(2,357)	0	(68)	0	0	0	(18,958)	0
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	(53)	0	0	0	0	0	(244)	0

Total Distributions	(386)	(1)	(26,266)	(495)	(717)	(17)	(28,986)	(17,873)	(79,587)	(5,232)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	8,499	8,570	228,485	20,338	11,761	3,761	510,275	304,182	461,587	255,225
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	6,828	1,953	0	0	0	0	56,470	23,034
Issued as reinvestment of distributions
Institutional Class	386	0	25,657	490	717	17	28,760	17,801	61,767	5,064
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	559	5	0	0	0	0	13,754	147
Cost of shares redeemed
Institutional Class	(8,177)	(779)	(60,867)	(4,595)	(7,516)	(228)	(191,857)	(137,505)	(363,593)	(3,525)
Administrative Class	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	(1,065)	(730)	0	0	0	0	(30,270)	(1,382)
Net increase (decrease) resulting from Fund share transactions	708	7,791	199,597	17,461	4,962	3,550	347,178	184,478	199,715	278,564
Fund Redemption Fee	0	0	3	1	0	0	0	0	28	0

Total Increase (Decrease) in Net Assets	273	8,007	192,158	18,670	4,358	4,003	342,614	206,891	157,377	306,268

Net Assets:
Beginning of period	8,007	0	18,670	0	4,003	0	277,777	70,886	306,268	0

End of period*	$8,280	$8,007	$210,828	$18,670	$8,361	$4,003	$620,391	$277,777	$463,645	$306,268

* Including undistributed (overdistributed) net investment income of:	$28	$77	$(1,589)	$(265)	$102	$41	$496	$10,121	$6,595	$(272)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  25

Statements of Changes in Net Assets (Cont.)

	StocksPLUS Total Return Fund		StocksPLUS TR Short Strategy Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Period from July 23, 2003 to March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,542	$545	$53	$13
Net realized gain (loss)	32,536	23,494	(197)	213
Net change in unrealized appreciation (depreciation)	(8,311)	(3,941)	72	(4)

Net increase (decrease) resulting from operations	29,767	20,098	(72)	222

Distributions to Shareholders:
From net investment income
Institutional Class	(5,248)	(373)	(53)	(8)
Administrative Class	0	0	0	0
Other Classes	(560)	(14)	0	0
From net realized capital gains
Institutional Class	(15,555)	(4,037)	(240)	0
Administrative Class	0	0	0	0
Other Classes	(2,644)	(978)	0	0

Total Distributions	(24,007)	(5,402)	(293)	(8)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	463,395	247,159	827	3,401
Administrative Class	0	0	0	0
Other Classes	42,654	65,899	0	0
Issued as reinvestment of distributions
Institutional Class	20,804	4,410	293	8
Administrative Class	0	0	0	0
Other Classes	2,201	725	0	0
Cost of shares redeemed
Institutional Class	(354,934)	(47,450)	(165)	0
Administrative Class	0	0	0	0
Other Classes	(21,341)	(5,304)	0	0
Net increase (decrease) resulting from Fund share transactions	152,779	265,439	955	3,409
Fund Redemption Fee	3	0	0	0

Total Increase in Net Assets	158,542	280,135	590	3,623

Net Assets:
Beginning of period	284,320	4,185	3,623	0

End of period*	$442,862	$284,320	$4,213	$3,623

* Including undistributed (overdistributed) net investment income of:	$10,418	$6,035	$17	$86

26  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Statements of Cash Flows

Year Ended March 31, 2005

Amounts in thousands	All Asset All Authority Fund
Increase (Decrease) in Cash from:

Financing Activities:

Sales of Fund shares	$126,461
Redemptions of Fund shares	(33,225)
Cash distributions paid	(545)
Proceeds from financing transactions	34,400

Net increase from financing activities	127,091

Operating Activities:

Purchases of long-term securities	(303,598)
Proceeds from sales of long-term securities	170,301
Net investment income	6,361
Change in other receivables/payables (net)	(180)

Net (decrease) from operating activities	(127,116)

Net (Decrease) in Cash	(25)

Cash:

Beginning of period	430

End of period	$405

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  27

Schedule of Investments

All Asset Fund (a)

March 31, 2005

	Shares	Value (000s)
PIMCO FUNDS (b) 99.1%

CommodityRealReturn Strategy	24,395,225	$397,398
Convertible	3,543,629	42,311
Emerging Markets Bond	65,655,803	694,638
European Convertible	8,749,787	108,410
Floating Income	51,962,351	528,457
Foreign Bond (Unhedged)	35,066,195	379,767
GNMA	33,921,112	373,471
High Yield	38,617,680	374,592
International StocksPLUS TR Strategy	18,776,276	195,837
Long-Term U.S. Government	9,740,995	104,911
Low Duration	1,093,935	11,060
Real Return	41,134,055	469,751
Real Return Asset	41,155,235	494,686
RealEstateRealReturn Strategy	36,940,067	343,912
StocksPLUS	23,256,754	225,358
StocksPLUS Total Return	20,653,230	255,480
Total Return	27,264,370	288,184
Total Return Mortgage	35,112,375	372,893

Total Investments 99.1% (Cost $5,601,197)		$5,661,116

Other Assets and Liabilities (Net) 0.9%		49,349

Net Assets 100.0%		$5,710,465

Notes to Schedule of Investments:

(a)	The Fund is investing in shares of affiliated Funds.
(b)	Institutional Class shares of each PIMCO Fund.

28  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

All Asset All Authority Fund (a)

March 31, 2005

	Shares	Value (000s)
PIMCO FUNDS (b) 128.6%

CommodityRealReturn Strategy	463,709	$7,554
Convertible	288,095	3,440
Emerging Markets Bond	1,855,773	19,634
European Convertible	180,849	2,241
European StocksPLUS TR Strategy	67,500	666
Far East (ex-Japan) StocksPLUS TR Strategy	465,050	4,962
Floating Income	2,449,156	24,908
Foreign Bond (Unhedged)	1,336,613	14,475
GNMA	1,111,187	12,234
High Yield	1,408,132	13,659
Japanese StocksPLUS TR Strategy	555,357	5,681
Long-Term U.S. Government	401,187	4,321
Low Duration	57	1
Real Return	1,806,317	20,628
Real Return Asset	1,905,338	22,902
RealEstateRealReturn Strategy	1,827,364	17,013
StocksPLUS Total Return	229,018	2,833
Total Return	977,424	10,331
Total Return Mortgage	1,114,347	11,834

Total Investments 128.6% (Cost $199,585)		$199,317

Other Assets and Liabilities (Net) (28.6%)		(44,297)

Net Assets 100.0%		$155,020

Notes to Schedule of Investments:

(a)	The Fund is investing in shares of affiliated Funds.
(b)	Institutional Class shares of each PIMCO Fund.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  29

Schedule of Investments

CommodityRealReturn Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.9%

Banking & Finance 0.8%

Ford Motor Credit Co.
3.100% due 07/18/2005 (a)		$3,100	$3,094
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		5,300	5,303
3.695% due 05/18/2006 (a)		20,100	19,672
3.560% due 01/16/2007 (a)		23,600	22,625
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	268
8.625% due 02/01/2022		200	228
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)		2,000	2,063
6.060% due 07/03/2008 (a)		1,240	1,047
Residential Reinsurance Ltd.
7.860% due 06/08/2006 (a)		500	488
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		5,000	5,000
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		2,200	2,204

			62,090

Industrials 0.1%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		100	101
Pemex Project Funding Master Trust
9.250% due 03/30/2018		8,300	10,001

			10,102

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	107

Total Corporate Bonds & Notes (Cost $73,484)			72,299

MUNICIPAL BONDS & NOTES 0.2%

Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,220
California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,600	1,574
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,456
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,733
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,128
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	446
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,417
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,204
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,017
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,340	3,482

Total Municipal Bonds & Notes (Cost $16,138)			17,677

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
7.500% due 10/25/2043		7,076	7,606

Total U.S. Government Agencies (Cost $7,697)			7,606

U.S. TREASURY OBLIGATIONS 100.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		659,491	692,544
3.625% due 01/15/2008		260,349	280,082
3.875% due 01/15/2009		321,913	355,107
4.250% due 01/15/2010		509,062	579,649
3.500% due 01/15/2011		327,032	365,428
3.375% due 01/15/2012		5,101	5,726
3.000% due 07/15/2012		1,187,949	1,307,815
1.875% due 07/15/2013		445,509	453,416
2.000% due 01/15/2014		818,582	838,128
2.000% due 07/15/2014		961,451	982,351
1.625% due 01/15/2015		74,999	73,915
2.375% due 01/15/2025		778,745	837,887
3.625% due 04/15/2028		454,528	651,864
3.875% due 04/15/2029		461,975	635,471
3.375% due 04/15/2032		26,857	35,650

Total U.S. Treasury Obligations (Cost $8,041,044)			8,095,033

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		4,300	4,293
6.410% due 01/01/2006 (a)		4,300	4,300
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		2,640	2,641

Total Asset-Backed Securities (Cost $11,240)			11,234

SOVEREIGN ISSUES 1.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		120	120
3.125% due 04/15/2009 (a)		53	52
11.000% due 01/11/2012		4,000	4,540
3.125% due 04/15/2012 (a)		6,971	6,585
8.000% due 04/15/2014		21,336	21,256
11.000% due 08/17/2040		200	223
Russian Federation
10.000% due 06/26/2007		4,000	4,409
8.250% due 03/31/2010 (a)		11,200	12,092
5.000% due 03/31/2030 (a)		29,700	30,457
United Mexican States
6.375% due 01/16/2013		1,200	1,248

Total Sovereign Issues (Cost $98,531)			80,982

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.2%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	25,764	25,792
Kingdom of Spain
5.750% due 07/30/2032	EC	5,000	8,208
Pylon Ltd.
3.635% due 12/18/2008 (a)		2,600	3,472
6.035% due 12/22/2008 (a)		4,300	5,767
Republic of France
3.000% due 07/25/2012 (b)		10,563	15,469
3.150% due 07/25/2032 (b)		1,036	1,742
5.750% due 10/25/2032		14,900	24,462
Republic of Germany
6.250% due 01/04/2030		5,100	8,815
Republic of Italy
2.150% due 09/15/2014 (b)		4,094	5,613

Total Foreign Currency-Denominated Issues (Cost $77,025)			99,340

SHORT-TERM INSTRUMENTS 3.9%

Commercial Paper 1.7%

Freddie Mac
2.970% due 06/28/2005		$45,749	45,410
UBS Finance, Inc.
2.830% due 04/01/2005		90,400	90,400

			135,810

Repurchase Agreements 0.6%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2007-08/15/2009 valued at $38,774. Repurchase proceeds are $38,003.)		38,000	38,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.500% due 07/15/2005 valued at $16,202. Repurchase proceeds are $15,884.)		15,883	15,883

			53,883

U.S. Treasury Bills 1.6%

2.683% due 05/05/2005-06/16/2005 (c)(d)(f)		128,895	128,186

Total Short-Term Instruments (Cost $317,941)			317,879

Total Investments (e) 107.5% (Cost $8,643,100)			$8,702,050

Written Options (h) (0.0%) (Premiums $1,497)			(879)

Other Assets and Liabilities (Net) (7.5%)			(603,381)

Net Assets 100.0%			$8,097,790

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $46,733 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $9,727 were valued with reference to securities whose prices are more readily obtainable.

30  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(f)	Securities with an aggregate market value of $16,162 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	916	$(1,777)
Euro-Bund 10-Year Note Long Futures	06/2005	1,876	2,461
U.S. Treasury 10-Year Note Long Futures	06/2005	6,595	(1,332)
U.S. Treasury 30-Year Bond Long Futures	06/2005	1,082	247

			$(401)

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$53
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	68
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	27
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	31,500	1,936
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	2,410
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$364,700	4,930
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		150,000	1,967
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		353,400	7,480
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		105,800	1,840
Lehman Brothers, Inc.	3-month USD LIBOR	Receive	4.000%	06/15/2007		24,700	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		142,200	3,067
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		39,200	675
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		63,150	(122)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		303,400	5,135

							$29,466

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	$1,973,300	$9,253
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	342,200	1,238
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	2,019,100	9,532
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	605,200	2,852
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	2,040,300	9,636
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	25,000	118
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	40,000	189
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	952,200	4,515

					$37,333

Credit Default Swaps

Counterparty	Reference Entity	Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	$5,000	$0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	8,000	22
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	0

						$22

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund

March 31, 2005

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	949	$145	$30
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	2,333	443	182
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	3,282	909	667

				$1,497	$879

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	11/15/2007	$1,000	$978	$977
U.S. Treasury Note	4.750	05/15/2014	110,200	112,301	113,218

				$113,279	$114,195

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	26,399	04/2005	$87	$0	$87
Buy	EC	19,003	04/2005	36	0	36
Sell		69,846	04/2005	1,650	(37)	1,613
Buy	JY	7,636,269	04/2005	0	(1,472)	(1,472)
Buy	PZ	2,691	06/2005	0	(14)	(14)
Buy	RR	23,047	06/2005	0	(11)	(11)
Buy	SV	24,606	06/2005	0	(16)	(16)

				$1,773	$(1,550)	$223

32  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

European StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.0%

Banking & Finance 0.4%

Banque Centrale De Tunisie
7.375% due 04/25/2012		$12	$14

Utilities 3.6%

Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)		50	50
SBC Communications, Inc.
4.206% due 06/05/2021		100	100

			150

Total Corporate Bonds & Notes (Cost $165)			164

MUNICIPAL BONDS & NOTES 2.7%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033		20	20
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030		30	31
5.000% due 03/15/2034		30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		30	31

Total Municipal Bonds & Notes (Cost $112)			113

U.S. GOVERNMENT AGENCIES 55.2%

Fannie Mae
3.875% due 11/25/2023 (a)		100	104
4.000% due 08/25/2009		88	88
4.819% due 12/01/2034 (a)		97	97
5.000% due 02/01/2020		494	494
5.500% due 02/01/2035- 04/13/2035 (c)		1,100	1,102
5.567% due 07/01/2032 (a)		95	96
Freddie Mac
2.750% due 02/15/2012		93	92
3.010% due 10/15/2020 (a)		63	63
3.500% due 01/15/2010		72	72
5.500% due 08/15/2030		7	7
Government National Mortgage Association
6.000% due 09/16/2028		67	67

Total U.S. Government Agencies (Cost $2,289)			2,282

U.S. TREASURY OBLIGATIONS 12.3%

Treasury Inflation Protected Security (b)
2.000% due 07/15/2014		202	207
U.S. Treasury Note
1.625% due 04/30/2005		300	300

Total U.S. Treasury Obligations (Cost $510)			507

MORTGAGE-BACKED SECURITIES 7.4%

Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)		63	63
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034 (a)		242	241

Total Mortgage-Backed Securities (Cost $305)			304

ASSET-BACKED SECURITIES 2.8%

Countrywide Asset-Backed Certificates
2.970% due 06/25/2022 (a)		15	15
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)		16	16
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		4	4
SLM Student Loan Trust
2.690% due 10/26/2009 (a)		80	80

Total Asset-Backed Securities (Cost $115)			115

SOVEREIGN ISSUES 5.4%

Republic of Brazil
8.840% due 06/29/2009 (a)		10	11
14.500% due 10/15/2009		25	31
3.125% due 04/15/2012 (a)		18	17
8.000% due 04/15/2014		11	11
Republic of Panama
9.625% due 02/08/2011		12	14
Republic of Peru
9.125% due 02/21/2012		21	24
Russian Federation
8.250% due 03/31/2010 (a)		20	21
5.000% due 03/31/2030 (a)		50	51
United Mexican States
10.375% due 02/17/2009		36	43

Total Sovereign Issues (Cost $223)			223

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 3.4%

Republic of Germany
4.500% due 01/04/2013	EC	100	139

Total Foreign Currency-Denominated Issues (Cost $142)			139

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 94.250 Exp. 12/19/2005		1	0
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		3	0
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005		2	0
Strike @ 94.500 Exp. 09/19/2005		5	0

Total Purchased Put Options (Cost $0)			0

PREFERRED STOCK 0.2%

	Shares

Fannie Mae
7.000% due 12/31/2049 (a)		187	10

Total Preferred Stock (Cost $9)			10

EXCHANGE-TRADED FUNDS 4.4%

streetTRACKS Dow Jones EURO STOXX 50 Fund		4,649	184

Total Exchange-Traded Funds (Cost $183)			184

SHORT-TERM INSTRUMENTS 28.4%

Commercial Paper 4.8%

Fannie Mae
2.950% due 06/22/2005		100	99
UBS Finance, Inc.
2.785% due 04/28/2005		100	100

			199

Repurchase Agreement 5.8%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $244. Repurchase proceeds are $239).		239	239

U.S. Treasury Bills 17.8%

2.684% due 06/02/2005- 06/16/2005 (c)(d)(e)		740	736

Total Short-Term Instruments (Cost $1,174)			1,174

Total Investments 126.2% (Cost $5,227)			$5,215

Written Options (g) (0.0%) (Premiums $3)			(2)

Other Assets and Liabilities (Net) (26.2%)			(1,080)

Net Assets 100.0%			$4,133

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap contracts at March 31, 2005.
(e)	Securities with an aggregate market value of $139 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	7	$(10)
Eurodollar September Long Futures	09/2005	2	(3)
Eurodollar December Long Futures	12/2005	5	(3)
Eurodollar December Long Futures	12/2006	1	1
U.S. Treasury 10-Year Note Long Futures	06/2005	2	2
U.S. Treasury 30-Year Bond Long Futures	06/2005	4	(2)

			$(15)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

European StocksPLUS TR Strategy Fund

March 31, 2005

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	03/15/2015	BP	100	$(1)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$400	6
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		700	(15)
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		100	(2)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		200	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		300	(6)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		300	6

							$(10)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Goldman Sachs & Co.	streetTRACKS Dow Jones EURO STOXX 50 Fund	1-month USD-LIBOR plus 0.100%	11/14/2005	98,313	$(188)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$111.000	05/20/2005	1	$0	$0
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	5	3	2

				$3	$2

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon(%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$200	$195	$197
U.S. Treasury Note	4.250	11/15/2013	400	394	397

				$589	$594

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	2,219	04/2005	$2	$(35)	$(33)
Sell		5,445	04/2005	204	(5)	199
Buy	JY	10,461	04/2005	0	(2)	(2)
Buy	SK	23	06/2005	0	0	0

				$206	$(42)	$164

34  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Far East (ex-Japan) StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.7%

Banking & Finance 0.1%

Banque Centrale De Tunisie
7.375% due 04/25/2012	$12	$14

Utilities 1.6%

Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	30	30
SBC Communications, Inc.
4.206% due 06/05/2005	100	100

		130

Total Corporate Bonds & Notes (Cost $144)		144

MUNICIPAL BONDS & NOTES 1.4%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	20	20
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	30	31

Total Municipal Bonds & Notes (Cost $112)		113

U.S. GOVERNMENT AGENCIES 40.4%

Fannie Mae
2.890% due 07/15/2025 (a)	41	41
2.925% due 09/22/2006 (a)	200	200
3.875% due 11/25/2023 (a)	100	104
4.000% due 08/25/2009	88	88
5.000% due 01/01/2020-04/18/2020 (c)	598	598
5.500% due 02/01/2035-04/13/2035 (c)	1,700	1,703
5.567% due 07/01/2032 (a)	95	95
Freddie Mac
2.750% due 02/15/2012	93	92
3.010% due 10/15/2020 (a)	63	63
3.500% due 03/15/2010	80	80
4.000% due 07/15/2017	93	93
4.500% due 08/15/2009	58	58
5.000% due 06/15/2013	74	75
5.500% due 08/15/2030	7	7
Government National Mortgage Association
6.000% due 09/16/2028	44	45

Total U.S. Government Agencies (Cost $3,307)		3,342

U.S. TREASURY OBLIGATIONS 7.4%

Treasury Inflation Protected Securities (b)
2.000% due 07/15/2014	303	310
U.S. Treasury Notes
1.625% due 04/30/2005	200	200
3.000% due 12/31/2006	100	99

Total U.S. Treasury Obligations (Cost $612)		609

ASSET-BACKED SECURITIES 3.0%

Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)	15	15
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)	65	65
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	69	69
2.710% due 04/25/2010 (a)	100	100

Total Asset-Backed Securities (Cost $290)		249

SOVEREIGN ISSUES 3.0%

Republic of Brazil
8.840% due 06/29/2009 (a)	10	11
14.500% due 10/15/2009	25	31
3.125% due 04/15/2012 (a)	35	33
8.000% due 04/15/2014	22	22
Republic of Panama
9.625% due 02/08/2011	12	14
Republic of Peru
9.125% due 02/21/2012	11	12
Republic of Ukraine
11.000% due 03/15/2007	7	8
Russian Federation
8.250% due 03/31/2010 (a)	10	11
5.000% due 03/31/2030 (a)	60	62
United Mexican States
10.375% due 02/17/2009	36	43

Total Sovereign Issues (Cost $248)		247

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 94.250 Exp. 12/19/2005	5	0
Strike @ 94.000 Exp. 12/19/2005	2	0
Strike @ 93.750 Exp. 12/19/2005	2	0
Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005	1	0
Eurodollar September Futures (CME)
Strike @ 94.750 Exp. 09/19/2005	2	0
Strike @ 94.375 Exp. 09/19/2005	3	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.1%

	Shares

Fannie Mae
7.000% due 12/31/2049 (a)	204	11

Total Preferred Stock (Cost $10)		11

EXCHANGE-TRADED FUNDS 7.8%

iShares MSCI Hong Kong Index Fund	7,509	86
iShares MSCI Malaysia Index Fund	15,060	102
iShares MSCI Singapore Index Fund	19,702	143
iShares MSCI South Korea Index Fund	5,822	185
iShares MSCI Taiwan Index Fund	10,932	127

Total Exchange-Traded Funds (Cost $ 662)		643

SHORT-TERM INSTRUMENTS 57.3%

	Principal Amount (000s)

Certificates of Deposit 1.2%

Bank of America, N.A.
2.480% due 04/06/2005	$100	100

Commercial Paper 45.7%

Barclays U.S. Funding Corp.
2.515% due 04/05/2005	100	100
2.930% due 06/14/2005	100	99
CBA (de) Finance
2.525% due 04/11/2005	200	200
Danske Corp.
2.495% due 04/07/2005	100	100
2.770% due 04/25/2005	100	100
Den Norske Bank ASA
2.980% due 07/14/2005	200	198
Dexia Delaware LLC
2.680% due 04/18/2005	200	200
Fannie Mae
2.508% due 04/20/2005	100	100
2.580% due 04/27/2005	400	399
2.711% due 06/01/2005	100	99
2.960% due 06/29/2005	100	99
3.030% due 08/03/2005	100	99
ForeningsSparbanken AB
2.980% due 06/29/2005	200	199
Freddie Mac
2.570% due 04/26/2005	200	200
2.815% due 06/07/2005	100	99
2.670% due 06/13/2005	200	199
2.710% due 06/17/2005	100	99
2.943% due 08/01/2005	100	99
3.020% due 08/09/2005	100	99
General Electric Capital Corp.
2.970% due 06/20/2005	200	199
HBOS Treasury Services PLC
2.615% due 04/25/2005	100	100
ING U.S. Funding LLC
2.400% due 04/05/2005	100	100
2.940% due 06/16/2005	100	99
Nordea North America, Inc.
2.450% due 04/04/2005	100	100
Rabobank USA Financial Corp.
2.720% due 06/01/2005	100	99
2.950% due 06/21/2005	100	99
UBS Finance, Inc.
2.565% due 05/06/2005	100	100
2.670% due 05/25/2005	100	100

		3,783

Repurchase Agreements 6.0%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $204. Repurchase proceeds are $200.)	200	200
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 7.000% due 07/15/2005 valued at $313. Repurchase proceeds are $302.)	302	302

		502

U.S. Treasury Bill 4.4%
2.641% due 06/16/2005 (d)	365	363

Total Short-Term Instruments (Cost $4,749)		4,748

Total Investments 122.1% (Cost $10,134)		$10,106

Written Options (f) (0.0%) (Premiums $3)		(3)

Other Assets and Liabilities (Net) (22.1%)		(1,823)

Net Assets 100.0%		$8,280

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

Far East (ex-Japan) StocksPLUS TR Strategy Fund

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $164 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	6	$(9)
Eurodollar September Long Futures	09/2005	2	(4)
Eurodollar December Long Futures	12/2005	11	(7)
Eurodollar December Long Futures	12/2006	1	1
U.S. Treasury 10-Year Note Long Futures	06/2005	30	(12)
U.S. Treasury 30-Year Bond Long Futures	06/2005	4	(3)
U.S. Treasury 5-Year Note Long Futures	06/2005	1	(1)

			$(35)

(e)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	03/15/2015	BP	100	$(1)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$400	6
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		400	(8)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		300	8
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		200	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		100	2
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		300	5

							$9

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Goldman Sachs & Co.	iShares MSCI Hong Kong Index Fund	1-month USD-LIBOR plus 0.100%	11/14/2005	200,668	$(15)
Goldman Sachs & Co.	iShares MSCI Malaysia Index Fund	1-month USD-LIBOR plus 0.100%	11/14/2005	91,491	(22)
Goldman Sachs & Co.	iShares MSCI Taiwan Index Fund	1-month USD-LIBOR plus 0.100%	11/14/2005	127,171	(21)
Goldman Sachs & Co.	iShares MSCI Singapore Index Fund	1-month USD-LIBOR plus 0.100%	11/14/2005	125,092	(29)
Goldman Sachs & Co.	iShares MSCI South Korea Index Fund	1-month USD-LIBOR plus 0.100%	11/14/2005	71,039	(88)

					$(175)

(f)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	1	$0	$0
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	2	1	1
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	1	0	0
Put - CBOT U.S. Treasury Bond June Futures	109.000	05/20/2005	1	1	1
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	2	1	1
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	1	0	0
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	1	0	0

				$3	$3

(g)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$200	$195	$197
U.S. Treasury Note	4.250	11/15/2013	300	296	298

				$491	$495

36  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	3	04/2005	$0	$0	$0
Sell	EC	43	04/2005	2	0	2
Sell	H$	19,018	04/2005	2	0	2
Buy	JY	11,228	04/2005	0	(3)	(3)
Buy	KW	490,000	05/2005	0	(3)	(3)
Sell		3,000,900	05/2005	7	(25)	(18)
Sell	S$	1,484	04/2005	7	0	7
Buy		125	05/2005	0	(1)	(1)
Sell		348	05/2005	1	0	1
Buy	T$	3,000	05/2005	0	(1)	(1)
Sell		54,790	05/2005	7	(1)	6

				$26	$(34)	$(8)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  37

Schedule of Investments

International StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.3%

Banking & Finance 1.4%

Banque Centrale De Tunisie
7.375% due 04/25/2012	$39	$43
Ford Motor Credit Co.
4.000% due 03/21/2007 (a)	1,100	1,103
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	1,000	998
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	900	905

		3,049

Industrials 1.1%

Cox Communications, Inc.
3.550% due 12/14/2007 (a)	500	503
DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)	900	902
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	400	409
Smurfit Capital Funding PLC
6.750% due 11/20/2005	400	403

		2,217

Utilities 0.8%

Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	50	50
SBC Communications, Inc.
4.125% due 09/15/2009	500	487
4.250% due 06/05/2021	1,000	1,002
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	225	225

		1,764

Total Corporate Bonds & Notes (Cost $7,054)		7,030

MUNICIPAL BONDS & NOTES 1.7%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	70	72
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	1,020	1,052
5.000% due 03/15/2034	1,020	1,049
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2005
7.630% due 07/01/2012 (a)	150	175
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026	100	103
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,020	1,046

Total Municipal Bonds & Notes (Cost $3,454)		3,497

U.S. GOVERNMENT AGENCIES 37.1%

Fannie Mae
2.890% due 07/15/2025 (a)	1,721	1,722
2.940% due 05/25/2034 (a)	459	458
2.970% due 03/25/2034 (a)	165	165
3.100% due 08/25/2030 (a)	507	507
3.500% due 05/25/2009-04/25/2017 (c)	978	976
3.875% due 11/25/2023 (a)	350	365
4.000% due 08/25/2009	1,939	1,944
4.375% due 04/25/2024 (a)	412	425
4.456% due 09/01/2031 (a)	8	8
5.000% due 04/25/2014-05/12/2035 (c)	14,649	14,613
5.500% due 11/01/2033-04/13/2035 (c)	42,932	43,005
5.567% due 07/01/2032 (a)	285	286
Freddie Mac
2.750% due 02/15/2012	1,944	1,933
3.010% due 10/15/2020 (a)	1,882	1,884
3.210% due 05/15/2029 (a)	147	148
3.500% due 03/15/2010	1,912	1,913
5.000% due 04/15/2034	500	489
5.500% due 08/15/2030-04/15/2034 (c)	5,243	5,254
7.500% due 10/25/2043	71	76
Government National Mortgage Association
3.220% due 03/16/2032 (a)	89	89
4.125% due 11/20/2024 (a)	219	223
6.000% due 09/16/2028	1,752	1,761

Total U.S. Government Agencies (Cost $78,426)		78,244

U.S. TREASURY OBLIGATIONS 7.5%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	843	885
1.875% due 07/15/2013	3,738	3,804
2.000% due 07/15/2014	6,576	6,719
U.S. Treasury Bonds
6.000% due 02/15/2026	1,300	1,487
6.125% due 11/15/2027	200	234
U.S. Treasury Notes
1.625% due 04/30/2005	500	500
3.000% due 12/31/2006	2,300	2,271

Total U.S. Treasury Obligations (Cost $16,011)		15,900

MORTGAGE-BACKED SECURITIES 5.3%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	1,100	1,101
Bank of America Mortgage Securities
3.300% due 01/25/2034 (a)	434	436
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	700	701
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (a)	991	991
3.140% due 04/25/2035 (a)	1,088	1,089
Countrywide Home Loans, Inc.
3.120% due 04/25/2034 (a)	62	61
3.130% due 08/25/2034 (a)	456	456
First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035 (a)	1,082	1,085
First Republic Mortgage Loan Trust
3.160% due 11/15/2031 (a)	402	406
GSRPM Mortgage Loan Trust
3.550% due 01/25/2032 (a)	76	77
Residential Accredit Loans, Inc.
3.250% due 03/25/2033 (a)	388	389
Residential Asset Securitization Trust
3.250% due 05/25/2033 (a)	688	690
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	1,379	1,379
2.997% due 01/25/2045 (a)	988	990
Washington Mutual, Inc.
3.007% due 01/25/2045 (a)	989	990
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034 (a)	242	241

Total Mortgage-Backed Securities (Cost $11,078)		11,082

ASSET-BACKED SECURITIES 10.1%

Ameriquest Mortgage Securities, Inc.
3.140% due 06/25/2031 (a)	47	47
3.260% due 02/25/2033 (a)	60	61
3.410% due 06/25/2034 (a)	402	403
2.980% due 08/25/2034 (a)	71	71
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	6	6
Asset-Backed Funding Certificates
2.980% due 07/25/2034 (a)	472	472
Bank One Issuance Trust
2.860% due 10/15/2008 (a)	1,000	1,001
Carrington Mortgage Loan Trust
3.000% due 08/25/2034 (a)	369	369
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)	303	303
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)	430	430
3.040% due 09/25/2021 (a)	915	915
3.040% due 10/25/2021 (a)	623	624
2.990% due 09/25/2022 (a)	356	356
2.960% due 08/25/2023 (a)	236	236
3.000% due 10/25/2023 (a)	901	902
3.010% due 01/25/2035 (a)	591	591
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)	61	61
2.940% due 03/25/2034 (a)	115	115
2.980% due 10/25/2034 (a)	622	622
3.020% due 11/25/2034 (a)	835	835
GSAMP Trust
3.140% due 03/25/2034 (a)	498	498
3.030% due 10/01/2034 (a)	718	718
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	202	202
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)	470	470
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	274	274
3.170% due 06/25/2033 (a)	292	293
Merrill Lynch Mortgage Investors, Inc.
3.190% due 02/25/2034 (a)	106	106
2.970% due 01/25/2035 (a)	87	87
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	70	70
2.980% due 04/25/2034 (a)	464	465
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)	552	552
Option One Mortgage Loan Trust
2.960% due 05/25/2034 (a)	145	145
Park Place Securities, Inc.
3.010% due 02/25/2035 (a)	876	876
Renaissance Home Equity Loan Trust
3.050% due 07/25/2034 (a)	458	458
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)	171	171
2.990% due 04/25/2026 (a)	595	596
Residential Asset Securities Corp.
2.980% due 04/25/2013 (a)	400	400
2.970% due 06/25/2025 (a)	257	257
3.080% due 09/25/2031 (a)	25	25
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)	96	96
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)	1,000	1,001
3.190% due 11/17/2009 (a)	1,000	1,003
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	2,196	2,197
Structured Asset Securities Corp.
3.350% due 05/25/2032 (a)	132	132
Terwin Mortgage Trust
2.980% due 09/25/2034 (a)	394	394

38  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)		$61	$61
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		660	660
3.020% due 09/25/2034 (a)		740	741

Total Asset-Backed Securities (Cost $21,356)			21,368

SOVEREIGN ISSUES 3.5%

Hong Kong Government International Bond
5.125% due 08/01/2014		500	505
Republic of Brazil
3.125% due 04/15/2009 (a)		212	207
8.840% due 06/29/2009 (a)		440	491
14.500% due 10/15/2009		80	101
8.000% due 04/15/2014		947	943
Republic of Panama
9.625% due 02/08/2011		429	487
Republic of Peru
9.125% due 02/21/2012		437	494
9.875% due 02/06/2015		360	418
Russian Federation
8.750% due 07/24/2005		1,300	1,322
8.250% due 03/31/2010 (a)		240	259
5.000% due 03/31/2030 (a)		1,530	1,569
United Mexican States
10.375% due 02/17/2009		562	666

Total Sovereign Issues (Cost $7,475)			7,462

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.8%

Kingdom of Spain
5.750% due 07/30/2032	EC	600	985
Republic of France
5.750% due 10/25/2032		800	1,313
Republic of Germany
6.500% due 07/04/2027		900	1,579

Total Foreign Currency-Denominated Issues (Cost $3,908)			3,877

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		37	0
Strike @ 94.000 Exp. 12/19/2005		217	1
Eurodollar June Futures (CME)
Strike @ 92.500 Exp. 06/13/2005		44	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		62	1
Strike @ 94.375 Exp. 09/19/2005		36	0

Total Purchased Put Options (Cost $4)			2

PREFERRED STOCK 0.2%

	Shares

Fannie Mae
7.000% due 12/31/2049 (a)		5,628	313

Total Preferred Stock (Cost $281)			313

EXCHANGE-TRADED FUNDS 2.7%

iShares MSCI EAFE Trust		35,412	5,626

Total Exchange-Traded Funds (Cost $5,629)			5,626

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 51.5%

Certificates of Deposit 2.5%

Bank of America, N.A.
2.610% due 04/20/2005		$5,200	5,200

Commercial Paper 41.9%

Anz (Delaware), Inc.
2.720% due 05/23/2005		6,000	5,976
2.830% due 05/31/2005		700	696
Bank of Ireland
2.530% due 04/11/2005		5,700	5,696
2.505% due 04/21/2005		600	599
Barclays U.S. Funding Corp.
2.515% due 04/05/2005		200	200
2.665% due 05/02/2005		100	100
2.685% due 05/24/2005		4,100	4,084
CBA (de) Finance
2.675% due 05/09/2005		1,800	1,795
CDC IXIS Commercial Paper, Inc.
2.560% due 04/22/2005		1,200	1,198
2.740% due 06/03/2005		3,300	3,283
2.810% due 06/08/2005		2,100	2,088
Danske Corp.
2.375% due 04/01/2005		5,200	5,200
2.650% due 05/23/2005		100	100
2.725% due 06/06/2005		100	99
Fannie Mae
2.482% due 05/25/2005		1,400	1,394
2.681% due 05/25/2005		700	697
2.627% due 06/01/2005		2,500	2,487
2.732% due 06/01/2005		3,300	3,283
2.664% due 06/13/2005		2,200	2,187
2.683% due 06/13/2005		5,900	5,864
2.790% due 07/20/2005		5,900	5,844
Ford Motor Credit Co.
2.470% due 04/04/2005		500	500
Forenings Sparbanken AB
2.840% due 06/01/2005		2,200	2,189
Freddie Mac
2.720% due 05/04/2005		1,600	1,596
2.717% due 06/14/2005		3,100	3,081
2.920% due 06/30/2005		3,100	3,076
2.939% due 08/01/2005		200	198
2.943% due 08/01/2005		200	198
3.020% due 08/09/2005		2,200	2,175
General Electric Capital Corp.
2.540% due 04/12/2005		3,200	3,197
2.780% due 05/24/2005		2,800	2,788
2.840% due 06/01/2005		700	696
General Motors Acceptance Corp.
2.495% due 04/05/2005		900	900
HBOS Treasury Services PLC
2.870% due 06/07/2005		1,500	1,492
Nordea North America, Inc.
2.450% due 04/04/2005		300	300
Skandinaviska Enskilda Banken AB (SEB)
2.600% due 05/10/2005		800	798
2.760% due 05/17/2005		5,800	5,779
UBS Finance, Inc.
2.565% due 05/06/2005		800	798
2.730% due 06/02/2005		200	199
2.810% due 06/15/2005		200	199
2.835% due 06/22/2005		1,900	1,887
3.020% due 07/22/2005		3,400	3,367

			88,283

Repurchase Agreement 1.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.520% due 07/22/2005 valued at $3,662. Repurchase proceeds are $3,590.)		3,590	3,590
U.S. Treasury Bills 5.4%

2.670% due 05/05/2005-06/16/2005 (c)(d)(f)		11,495	11,438

Total Short-Term Instruments (Cost $108,533)			108,511

Total Investments (e) 124.7% (Cost $263,209)			$262,912

Written Options (h) (0.0%) (Premiums $92)			(79)

Other Assets and Liabilities (Net) (24.7%)			(52,005)

Net Assets 100.0%			$210,828

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $6,715 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $2,174 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,984 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	79	$(73)
Eurodollar September Long Futures	09/2005	83	(131)
Eurodollar December Long Futures	12/2005	323	(227)
Eurodollar December Long Futures	12/2006	11	10
Euro-Bund 10-Year Note Long Futures	06/2005	4	4
Government of Japan 10-Year Note Long Futures	06/2005	2	42
U.S. Treasury 10-Year Note Long Futures	06/2005	712	(484)
U.S. Treasury 30-Year Bond Long Futures	06/2005	75	(142)
U.S. Treasury 5-Year Note Long Futures	06/2005	30	(14)
United Kingdom 10-Year Note Long Futures	06/2005	14	41
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	12/2005	27	19

			$(955)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  39

Schedule of Investments (Cont.)

International StocksPLUS TR Strategy Fund

March 31, 2005

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	600	$9
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	700	51
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(58)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$2,200	(46)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		6,700	156
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		12,400	(259)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		7,200	107
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,000	192
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		1,700	(27)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		4,000	(72)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		5,700	133
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		3,400	32
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		4,500	(94)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,300	123

							$179

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	1
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	(2)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	1

						$1

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	04/20/2005	1,091,100	$(3,960)
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/20/2005	186,069	(931)

					$(4,891)

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	13	$2	$1
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	61	17	13
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	15	7	5
Put - CBOT U.S. Treasury Bond June Futures	109.000	05/20/2005	22	15	12
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	105	44	43
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	14	5	3
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	13	2	2

				$92	$79

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$400	$391	$395
U.S. Treasury Note	3.875	02/15/2013	600	579	579
U.S. Treasury Note	4.250	11/15/2013	5,800	5,712	5,748

				$6,682	$6,722

40  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	150	04/2005	$0	$0	$0
Sell		13,751	04/2005	338	0	338
Buy	BP	500	04/2005	10	0	10
Sell		28,368	04/2005	704	0	704
Buy	BR	3,119	09/2005	0	(5)	(5)
Sell	DK	9,589	06/2005	38	0	38
Buy	EC	1,810	04/2005	3	0	3
Sell		59,366	04/2005	2,390	(1)	2,389
Sell	H$	26,871	04/2005	4	0	4
Buy	JY	250,000	04/2005	0	(36)	(36)
Sell		4,570,673	04/2005	881	0	881
Sell	N$	683	04/2005	16	0	16
Sell	NK	8,316	06/2005	28	0	28
Sell	S$	718	04/2005	5	0	5
Buy		450	05/2005	0	(1)	(1)
Sell		2,150	05/2005	9	0	9
Buy	SF	300	06/2005	1	0	1
Sell		16,969	06/2005	360	0	360
Sell	SK	36,189	06/2005	186	0	186

				$4,973	$(43)	$4,930

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  41

Schedule of Investments

Japanese StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.2%

Banque Centrale De Tunisie
7.375% due 04/25/2012	$12	$13

Total Corporate Bonds & Notes (Cost $13)		13

MUNICIPAL BONDS & NOTES 1.2%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	10	10
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	30	31
5.000% due 03/15/2034	30	31
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	30	31

Total Municipal Bonds & Notes (Cost $102)		103

U.S. GOVERNMENT AGENCIES 35.6%

Fannie Mae
2.925% due 09/22/2006 (a)	200	200
3.875% due 11/25/2023 (a)	100	104
4.000% due 08/25/2009	88	88
5.000% due 04/18/2020	100	100
5.500% due 03/01/2035-04/13/2035 (c)	1,300	1,303
5.567% due 07/01/2032 (a)	95	95
Fannie Mae
2.890% due 07/15/2025 (a)	62	62
Freddie Mac
2.750% due 02/15/2012	93	92
3.010% due 10/15/2020 (a)	63	63
3.500% due 03/15/2010	80	80
4.000% due 07/15/2017	93	93
5.000% due 06/15/2013	74	75
5.500% due 08/15/2030-04/15/2034 (c)	507	508
Government National Mortgage Association
6.000% due 09/16/2028	111	112

Total U.S. Government Agencies (Cost $2,917)		2,913

U.S. TREASURY OBLIGATIONS 11.3%

Treasury Inflation Protected Security (b)
2.000% due 07/15/2014	405	414
U.S. Treasury Bonds
6.000% due 02/15/2026	100	114
6.125% due 11/15/2027	100	117
U.S. Treasury Notes
1.625% due 04/30/2005	200	200
3.000% due 12/31/2006	100	99

Total U.S. Treasury Obligations (Cost $951)		944

MORTGAGE-BACKED SECURITIES 0.8%

Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	63	63

Total Mortgage-Backed Securities (Cost $63)		63

ASSET-BACKED SECURITIES 5.0%

Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)	15	15
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.940% due 03/25/2034 (a)	7	7
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)	65	65
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	16	16
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	4	4
2.980% due 04/25/2034 (a)	29	29
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	69	69
2.690% due 10/26/2009 (a)	80	80
2.710% due 04/25/2010 (a)	100	100
Terwin Mortgage Trust
3.010% due 07/15/2034 (a)	40	39

Total Asset-Backed Securities (Cost $486)		486

SOVEREIGN ISSUES 3.7%

Republic of Brazil
14.500% due 10/15/2009	25	31
8.000% due 04/15/2014	78	78
Republic of Panama
9.625% due 02/08/2011	22	25
Republic of Peru
9.125% due 02/21/2012	11	12
9.875% due 02/06/2015	10	12
Russian Federation
8.250% due 03/31/2010 (a)	30	32
5.000% due 03/31/2030 (a)	70	72
United Mexican States
10.375% due 02/17/2009	36	43

Total Sovereign Issues (Cost $305)		305

PURCHASED PUT OPTIONS 0.0%

	# of Contracts
Eurodollar December Futures (CME)
Strike @ 94.250 Exp. 12/19/2005	4	0
Strike @ 94.000 Exp. 12/19/2005	6	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005	3	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.1%

	Shares
Fannie Mae
7.000% due 12/31/2049 (a)	218	12

Total Preferred Stock (Cost $11)		12

EXCHANGE-TRADED FUNDS 4.8%

iShares MSCI Japan Index Fund	38,219	401

Total Exchange-Traded Funds (Cost $403)		401

SHORT-TERM INSTRUMENTS 57.8%

	Principal Amount (000s)
Commercial Paper 44.0%
Barclays U.S. Funding Corp.
2.515% due 04/05/2005	$200	200
Danske Corp.
2.770% due 04/25/2005	100	100
2.650% due 05/23/2005	100	100
Den Norske Bank ASA
2.980% due 07/14/2005	200	198
Dexia Delaware LLC
2.680% due 04/18/2005	200	200
Fannie Mae
2.508% due 04/20/2005	100	100
2.580% due 04/27/2005	400	399
2.490% due 05/04/2005	100	100
2.695% due 05/25/2005	200	199
2.732% due 06/01/2005	100	99
ForeningsSparbanken AB
2.980% due 06/29/2005	200	198
Freddie Mac
2.570% due 04/26/2005	200	200
2.602% due 05/03/2005	100	100
2.670% due 06/13/2005	200	199
2.710% due 06/17/2005	100	99
2.890% due 07/12/2005	200	198
2.943% due 08/01/2005	100	99
General Electric Capital Corp.
2.970% due 06/20/2005	200	199
ING U.S. Funding LLC
2.730% due 06/02/2005	200	199
Nordea North America, Inc.
2.450% due 04/04/2005	100	100
Rabobank USA Financial Corp.
2.720% due 06/01/2005	200	199
UBS Finance, Inc.
2.565% due 05/06/2005	100	100
2.670% due 05/25/2005	100	99

		3,684

Repurchase Agreement 4.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $403. Repurchase proceeds are $391.)	391	391

U.S. Treasury Bills 9.1%
2.709% due 06/02/2005-06/16/2005 (c)(d)(e)	765	760

Total Short-Term Instruments (Cost $4,836)		4,835

Total Investments 120.5% (Cost $10,087)		$10,075

Written Options (g) (0.0%) (Premiums $5)		(4)

Other Assets and Liabilities (Net) (20.5%)		(1,710)

Net Assets 100.0%		$8,361

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap contracts at March 31, 2005.
(e)	Securities with an aggregate market value of $164 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	7	$(10)
Eurodollar September Long Futures	09/2005	2	(3)
Eurodollar December Long Futures	12/2005	12	(8)
Euro-Bund 10-Year Note Long Futures	06/2005	1	1
U.S. Treasury 10-Year Note Long Futures	06/2005	26	(15)
U.S. Treasury 30-Year Bond Long Futures	06/2005	2	(1)

			$(36)

42  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	03/16/2015	BP	100	$(2)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$100	(2)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		600	9
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		400	(9)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	2
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		200	(3)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		200	5
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		300	6

							$6

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Goldman Sachs & Co.	iShares MSCI Japan Index Fund	1-month USD-LIBOR plus 0.100%	11/14/2005	749,091	$(293)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	1	$0	$0
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	3	1	1
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	1	1	0
Put - CBOT U.S. Treasury Bond June Futures	109.000	05/20/2005	1	1	1
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	5	2	2
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	1	0	0
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	1	0	0

				$5	$4

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$100	$98	$99
U.S. Treasury Note	4.250	11/15/2013	200	197	198

				$295	$297

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	BP	3	04/2005	$0	$0	$0
Buy	EC	9	04/2005	0	0	0
Sell		48	04/2005	2	0	2
Buy	JY	118,500	04/2005	3	(2)	1
Sell		965,813	04/2005	188	0	188

				$193	$(2)	$191

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  43

Schedule of Investments

Real Return Asset Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.3%

Banking & Finance 1.2%

Ford Motor Credit Co.
3.100% due 07/18/2005 (a)		$500	$499
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		300	300
3.560% due 01/16/2007 (a)		1,800	1,726
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)		1,750	1,805
Residential Reinsurance Ltd.
7.860% due 06/08/2006 (a)		500	488
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		1,700	1,700
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		700	701

			7,317

Industrials 0.1%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		100	101
Pemex Project Funding Master Trust
8.625% due 02/01/2022		100	114
9.500% due 09/15/2027		500	615

			830

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	107

Total Corporate Bonds & Notes (Cost $8,205)			8,254

MUNICIPAL BONDS & NOTES 0.1%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	495
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	263

Total Municipal Bonds & Notes (Cost $662)			758

U.S. TREASURY OBLIGATIONS 103.6%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		16,850	17,694
3.625% due 01/15/2008		6,374	6,857
2.000% due 01/15/2014		619	634
2.000% due 07/15/2014		44,970	45,948
1.625% due 01/15/2015		3,096	3,051
2.375% due 01/15/2025		134,191	144,382
3.625% due 04/15/2028		165,386	217,448
3.875% due 04/15/2029		150,386	206,864

Total U.S. Treasury Obligations (Cost $615,184)			642,878

ASSET-BACKED SECURITIES 0.4%

Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		1,100	1,098
6.410% due 01/01/2006 (a)		1,100	1,100
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		132	132

Total Asset-Backed Securities (Cost $2,332)			2,330

SOVEREIGN ISSUES 0.9%

Republic of Brazil
3.063% due 04/15/2006 (a)		48	48
3.125% due 04/15/2009 (a)		106	104
3.125% due 04/15/2012 (a)		353	333
8.000% due 04/15/2014		1,003	999
11.000% due 08/17/2040		200	223
Russian Federation
8.250% due 03/31/2010 (a)		700	756
5.000% due 03/31/2030 (a)		2,800	2,871
United Mexican States
6.375% due 01/16/2013		200	208

Total Sovereign Issues (Cost $5,470)			5,542

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.0%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	307	307
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Pylon Ltd.
3.635% due 12/18/2008 (a)		700	935
6.035% due 12/22/2008 (a)		1,200	1,609
Republic of France
5.750% due 10/25/2032		1,000	1,642
Republic of Germany
6.250% due 01/04/2030		500	864

Total Foreign Currency-Denominated Issues (Cost $5,904)			6,178

SHORT-TERM INSTRUMENTS 2.7%

Commercial Paper 2.2%

Freddie Mac
2.376% due 04/01/2005		$13,400	13,400

Repurchase Agreement 0.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $1,324. Repurchase proceeds are $1,296.)		1,296	1,296

U.S. Treasury Bills 0.3%

2.728% due 06/02/2005-06/16/2005 (c)(d)(f)		1,925	1,913

Total Short-Term Instruments (Cost $16,610)			16,609

Total Investments (e) 110.0% (Cost $654,367)			$682,549

Written Options (h) (0.0%) (Premiums $83)			(47)

Other Assets and Liabilities (Net) (10.0%)			(62,111)

Net Assets 100.0%			$620,391

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $497 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $3,032 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $1,169 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	74	$(143)
Euro-Bund 10-Year Note Long Futures	06/2005	129	196
U.S. Treasury 10-Year Note Long Futures	06/2005	73	10
U.S. Treasury 30-Year Bond Long Futures	06/2005	298	359

			$422

44  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,100	$329
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$7,800	111
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		32,400	336
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		12,200	241
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		2,200	46
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		18,200	489
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,000	108

							$1,660

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$2,000	$0
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	1,000	0

						$0

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	$20,000	$94

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	59	$9	$2
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	119	21	9
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	178	53	36

				$83	$47

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$7,000	$6,894	$6,938
U.S. Treasury Note	4.750	05/15/2014	800	815	822

				$7,709	$7,760

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	365	04/2005	$1	$0	$1
Buy	EC	1,275	04/2005	3	0	3
Sell		4,778	04/2005	134	(2)	132
Buy	JY	434,586	04/2005	0	(84)	(84)
Buy	PZ	162	06/2005	0	(1)	(1)
Buy	RR	1,405	06/2005	0	(1)	(1)
Buy	SV	1,758	06/2005	0	(1)	(1)

				$138	$(89)	$49

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  45

Schedule of Investments

RealEstateRealReturn Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.0%

Banking & Finance 0.3%

General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		$200	$200
3.560% due 01/16/2007 (a)		1,200	1,151
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		300	300

			1,651

Industrials 0.7%

DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)		3,200	3,206

Total Corporate Bonds & Notes (Cost $4,892)			4,857

MUNICIPAL BONDS & NOTES 0.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	503
6.125% due 06/01/2032		400	401

Total Municipal Bonds & Notes (Cost $786)			904

U.S. TREASURY OBLIGATIONS 104.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		7,462	7,836
3.625% due 01/15/2008		8,616	9,269
3.875% due 01/15/2009		12,906	14,237
4.250% due 01/15/2010		5,214	5,936
3.500% due 01/15/2011		21,474	23,995
3.000% due 07/15/2012		52,709	58,028
1.875% due 07/15/2013		16,300	16,590
2.000% due 01/15/2014		25,955	26,575
2.000% due 07/15/2014		120,167	122,779
1.625% due 01/15/2015		599	591
2.375% due 01/15/2025		67,981	73,144
3.625% due 04/15/2028		47,749	62,779
3.875% due 04/15/2029		44,194	60,791
3.375% due 04/15/2032		1,074	1,426

Total U.S. Treasury Obligations (Cost $477,447)			483,976

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
5.856% due 01/01/2006 (a)		300	300
4.860% due 01/09/2006 (a)		300	300
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		132	132

Total Asset-Backed Securities (Cost $732)			732

SOVEREIGN ISSUES 1.0%

Republic of Brazil
11.000% due 01/11/2012		1,100	1,248
3.125% due 04/15/2012 (a)		265	250
8.000% due 04/15/2014		557	555
Russian Federation
8.250% due 03/31/2010		500	540
5.000% due 03/31/2030 (a)		1,800	1,846

Total Sovereign Issues (Cost $4,487)			4,439

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.3%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	204	205
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Republic of France
3.000% due 07/25/2012 (b)		1,743	2,552
5.750% due 10/25/2032		700	1,149
Republic of Germany
6.250% due 01/04/2030		500	864
Republic of Italy
2.150% due 09/15/2014 (b)		512	702

Total Foreign Currency-Denominated Issues (Cost $6,406)			6,293

SHORT-TERM INSTRUMENTS 7.4%

Commercial Paper 6.1%

Freddie Mac
2.376% due 04/01/2005		$10,600	10,600
General Electric Capital Corp.
2.970% due 06/20/2005		8,000	7,946
UBS Finance, Inc.
3.020% due 07/22/2005		9,600	9,508

			28,054

Repurchase Agreement 0.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $1,163. Repurchase proceeds are $1,139.)		1,139	1,139

U.S. Treasury Bills 1.1%

2.618% due 05/05/2005-06/16/2005 (c)(d)(e)		5,350	5,325

Total Short-Term Instruments (Cost $34,523)			34,518

Total Investments 115.5% (Cost $529,273)			$535,719

Written Options (g) (0.0%) (Premiums $80)			(49)

Other Assets and Liabilities (Net) (15.5%)			(72,025)

Net Assets 100.0%			$463,645

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $2,240 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

46  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e)	Securities with an aggregate market value of $1,044 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	62	$(120)
Euro-Bund 10-Year Note Long Futures	06/2005	44	46
U.S. Treasury 10-Year Note Long Futures	06/2005	382	17
U.S. Treasury 30-Year Bond Long Futures	06/2005	144	148

			$91

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$15
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	345
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$16,800	277
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		11,200	295
J.P.Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,300	64
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,300	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		14,100	431
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,000	109

							$1,563

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$0
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0

						$0

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a specified spread	08/31/2005	38,839	$(2,322)
Credit Suisse First Boston	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a specified spread	11/02/2005	86,113	(4,454)

					$(6,776)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	38	$6	$1
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	142	30	11
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	180	44	37

				$80	$49

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$8,200	$8,076	$8,127

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	C$	12,313	04/2005	$0	$(71)	$(71)
Sell		12,319	04/2005	41	0	41
Buy	EC	893	04/2005	2	0	2
Sell		4,778	04/2005	97	(1)	96
Buy	JY	276,883	04/2005	0	(53)	(53)
Buy	PZ	130	06/2005	0	(1)	(1)
Buy	RR	1,124	06/2005	0	(1)	(1)
Buy	SV	1,172	06/2005	0	(1)	(1)

				$140	$(128)	$12

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  47

Schedule of Investments

StocksPLUS Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.8%

Banking & Finance 2.2%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$300	$300
Ford Motor Credit Co.
7.600% due 08/01/2005	700	707
6.875% due 02/01/2006	100	101
3.750% due 11/16/2006 (a)	2,800	2,773
General Motors Acceptance Corp.
5.250% due 05/16/2005	300	301
3.920% due 10/20/2005 (a)	4,200	4,191
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	600	599
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	800	800

		9,783

Industrials 1.3%

DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	5,540	5,558

Utilities 0.3%

Pacific Gas & Electric Co.
3.800% due 04/03/2006 (a)	1,300	1,304

Total Corporate Bonds & Notes (Cost $16,690)		16,645

MUNICIPAL BONDS & NOTES 1.6%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
7.610% due 01/01/2035 (a)	1,700	1,792
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	25	25
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,030
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	40	40
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,245	3,232
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	618
New York, New York General Obligation Bonds, Series 2005
6.660% due 03/01/2030 (a)	200	209

Total Municipal Bonds & Notes (Cost $6,716)		6,946

U.S. GOVERNMENT AGENCIES 31.3%

Fannie Mae
2.925% due 09/22/2006 (a)	2,100	2,099
2.970% due 03/25/2034 (a)	1,318	1,320
3.200% due 03/25/2044 (a)	1,949	1,951
3.250% due 11/25/2032 (a)	173	174
3.802% due 05/01/2036 (a)	25	26
4.855% due 12/01/2036 (a)	114	116
5.000% due 11/01/2017-05/12/2035 (c)	40,444	39,984
5.116% due 09/01/2034 (a)	140	141
5.149% due 04/01/2033 (a)	74	75
5.500% due 11/01/2032-04/13/2035 (c)	85,958	86,103
6.000% due 07/25/2024	1,105	1,109
7.000% due 09/01/2013	28	29
8.000% due 12/01/2030	6	7
Freddie Mac
3.060% due 07/15/2016 (a)	2,374	2,375
4.268% due 02/01/2024 (a)	33	34
4.500% due 10/01/2007	87	88
5.000% due 08/15/2013	456	457
5.500% due 08/15/2030	139	137
5.700% due 02/15/2031	20	20
6.000% due 02/15/2030	714	720
8.000% due 01/01/2017	52	56
Government National Mortgage Association
3.375% due 03/20/2027 (a)	8	8
8.000% due 02/15/2030	4	4
Small Business Administration
5.520% due 06/01/2024	1,572	1,613

Total U.S. Government Agencies (Cost $138,934)		138,646

U.S. TREASURY OBLIGATIONS 11.2%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009	9,534	10,518
4.250% due 01/15/2010	7,027	8,002
0.875% due 04/15/2010	1,208	1,182
3.000% due 07/15/2012	4,772	5,254
1.875% due 07/15/2013	2,076	2,113
2.000% due 07/15/2014	9,307	9,509
1.625% due 01/15/2015	699	689
2.375% due 01/15/2025	7,587	8,163
3.625% due 04/15/2028	3,183	4,185

Total U.S. Treasury Obligations (Cost $49,571)		49,615

MORTGAGE-BACKED SECURITIES 2.8%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	360	372
6.500% due 02/25/2033	110	112
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 01/25/2033 (a)	2	2
5.095% due 03/25/2033 (a)	12	12
4.736% due 12/25/2033 (a)	329	328
4.270% due 01/25/2034 (a)	151	151
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	368	372
Countrywide Home Loans, Inc.
3.120% due 04/25/2034 (a)	926	919
CS First Boston Mortgage Securities Corp.
5.736% due 05/25/2032 (a)	5	5
5.675% due 10/25/2032 (a)	1,306	1,302
GSAMP Trust
3.040% due 10/25/2033 (a)	1,266	1,266
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
3.457% due 06/01/2034 (a)	2,083	2,050
Impac CMB Trust
3.250% due 07/25/2033 (a)	186	186
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,457	2,456
MASTR Asset Securitization Trust
5.500% due 09/25/2033	54	54
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	686	707
4.910% due 12/25/2032 (a)	30	29
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	3	2
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	47	47
3.250% due 02/25/2034 (a)	231	232
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	1,128	1,097
Structured Asset Securities Corp.
3.350% due 11/25/2033 (a)	89	90
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	2	2
5.388% due 02/25/2033 (a)	5	5
3.433% due 02/27/2034 (a)	111	111
3.286% due 08/25/2042 (a)	372	378

Total Mortgage-Backed Securities (Cost $12,374)		12,291

ASSET-BACKED SECURITIES 5.4%

Accredited Mortgage Loan Trust
3.000% due 01/25/2035 (a)	1,969	1,971
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	80	80
3.170% due 07/25/2032 (a)	47	47
Argent Securities, Inc.
2.960% due 05/25/2034 (a)	2,243	2,244
Asset-Backed Securities Corp. Home Equity Loan Trust
3.010% due 12/25/2034 (a)	1,877	1,879
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	621	621
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)	1,927	1,929
3.090% due 12/25/2031 (a)	337	337
Credit-Based Asset Servicing & Securitization LLC
3.100% due 09/25/2033 (a)	376	376
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)	41	41
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	750	751
Impac CMB Trust
3.100% due 01/25/2034 (a)	583	584
Long Beach Mortgage Loan Trust
3.300% due 11/25/2032 (a)	123	123
3.250% due 03/25/2033 (a)	78	78
MMCA Automobile Trust
2.550% due 02/15/2007 (a)	245	245
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)	1,191	1,192
3.190% due 09/25/2033 (a)	1,021	1,027
3.100% due 02/25/2034 (a)	1,478	1,482
Residential Asset Securities Corp.
3.000% due 06/25/2023 (a)	14	14
2.970% due 06/25/2025 (a)	180	180
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	3,980	3,982
2.710% due 04/25/2010 (a)	1,700	1,699
Specialty Underwriting & Residential Finance
3.180% due 11/25/2034 (a)	2,111	2,117
Structured Asset Securities Corp.
3.300% due 02/25/2033 (a)	168	169
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)	976	976

Total Asset-Backed Securities (Cost $24,116)		24,144

SOVEREIGN ISSUES 3.2%

Republic of Brazil
3.063% due 04/15/2006 (a)	264	264
3.125% due 04/15/2009 (a)	900	881
8.840% due 06/29/2009 (a)	100	112
3.125% due 04/15/2012 (a)	4,103	3,876
8.000% due 04/15/2014	446	444
11.000% due 08/17/2040	3,200	3,565

48  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Russian Federation
8.250% due 03/31/2010 (a)		$2,400	$2,591
5.000% due 03/31/2030 (a)		2,200	2,256
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $14,186)			14,010

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.2%

Commonwealth of Canada
5.750% due 06/01/2033	C$	500	479
3.000% due 12/01/2036 (b)		204	205
Kingdom of Spain
5.750% due 07/30/2032	EC	700	1,149
4.200% due 01/31/2037		500	655
Republic of France
5.750% due 10/25/2032		1,400	2,298
4.750% due 04/25/2035		1,500	2,152
4.000% due 04/25/2055		400	505
Republic of Germany
5.625% due 01/04/2028		500	797
5.500% due 01/04/2031		700	1,108
4.750% due 07/04/2034		400	575

Total Foreign Currency-Denominated Issues (Cost $10,075)			9,923

PURCHASED PUT OPTIONS 0.0%

	# of Contracts
Eurodollar June Futures (CME)
Strike @ 95.875 Exp. 06/13/2005		110	0
Strike @ 95.000 Exp. 06/13/2005		562	3
Strike @ 94.750 Exp. 06/13/2005		99	1
Strike @ 94.250 Exp. 06/13/2005		72	1
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		214	3
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		109	1
Strike @ 91.750 Exp. 09/19/2005		208	0
Strike @ 94.750 Exp. 09/19/2005		387	5
S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		1,450	0
U.S. Treasury Bond 30-Year Futures (CBOT)
Strike @ 99.000 Exp. 05/20/2005		248	4
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 102.000 Exp. 05/20/2005		204	3
Strike @ 100.000 Exp. 05/20/2005		197	3

Total Purchased Put Options (Cost $72)			24

PREFERRED SECURITY 0.2%

	Shares
DG Funding Trust
3.360% due 12/29/2049 (a)		90	963

Total Preferred Security (Cost $948)			963

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		12,800	711

Total Preferred Stock Cost $640)			711

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS (i) 75.7%

Certificates of Deposit 3.3%

Bank of America, N.A.
2.480% due 04/06/2005		$3,000	3,000
Citibank, N.A.
2.675% due 04/29/2005		11,800	11,800

			14,800

Commercial Paper 48.9%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005		15,600	15,564
2.855% due 06/03/2005		1,100	1,094
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005		6,300	6,289
2.695% due 05/09/2005		6,900	6,880
2.810% due 06/08/2005		2,600	2,585
2.870% due 06/13/2005		900	894
2.940% due 07/08/2005		300	297
Fannie Mae
2.470% due 04/06/2005		4,200	4,199
2.390% due 04/15/2005		5,700	5,695
2.471% due 04/20/2005		9,000	8,988
2.508% due 04/20/2005		4,300	4,294
2.580% due 04/27/2005		3,300	3,294
2.490% due 05/04/2005		2,200	2,195
2.635% due 05/11/2005		1,100	1,097
2.627% due 06/01/2005		8,000	7,960
2.674% due 06/13/2005		300	298
2.683% due 06/13/2005		15,200	15,108
3.010% due 08/01/2005		800	791
Ford Motor Credit Co.
2.520% due 04/07/2005		2,100	2,099
Fortis Funding LLC
2.610% due 04/27/2005		14,800	14,772
Freddie Mac
2.570% due 04/26/2005		14,800	14,774
2.655% due 05/17/2005		300	299
2.670% due 05/27/2005		15,600	15,535
2.669% due 06/15/2005		12,400	12,323
2.690% due 06/20/2005		14,800	14,701
General Electric Capital Corp.
2.970% due 06/20/2005		7,200	7,152
General Motors Acceptance Corp.
2.495% due 04/05/2005		400	400
2.535% due 04/05/2005		200	200
KFW International Finance, Inc.
2.535% due 04/14/2005		5,600	5,595
Nestle Capital Corp.
2.525% due 04/13/2005		14,900	14,887
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005		2,400	2,394
2.700% due 05/27/2005		14,900	14,837
UBS Finance, Inc.
2.670% due 05/25/2005		8,000	7,968
2.675% due 05/26/2005		200	199
2.730% due 06/02/2005		800	796

			216,453

Repurchase Agreement 4.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $19,090. Repurchase proceeds are $18,712.)		18,711	18,711

French Treasury Bill 10.4%

1.010% due 06/16/2005	EC	35,660	46,029

U.S. Treasury Bills 8.9%

2.722% due 05/05/2005-06/16/2005 (c)(d)(e)		$39,710	39,473

Total Short-Term Instruments Cost $335,363)			335,466

Total Investments 137.6% (Cost $609,685)			$609,384

Written Options (g) (0.1%) (Premiums $367)			(271)

Other Assets and Liabilities (Net) (37.5%)			(166,251)

Net Assets 100.0%			$442,862

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $499 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	Securities with an aggregate market value of $38,499 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	10	$0
Eurodollar June Long Futures	06/2005	326	(440)
Eurodollar September Long Futures	09/2005	522	(873)
Eurodollar December Long Futures	12/2005	612	(1,034)
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	(1)
Euribor Written Put Options Strike @ 97.750	06/2005	78	23
Euro-Bobl 5-Year Note Short Futures	06/2005	60	(48)
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	135	0
Government of Japan 10-Year Note Long Futures	06/2005	3	59
Emini S&P 500 Index June Long Futures	06/2005	246	(320)
S&P 500 Index June Long Futures	06/2005	1,390	(8,699)
U.S. Treasury 10-Year Note Long Futures	06/2005	624	(502)
U.S. Treasury 30-Year Bond Long Futures	06/2005	256	(311)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	19	8

			$(12,139)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  49

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

March 31, 2005

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	500	$0
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	200	14
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		700	51
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(117)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$2,300	63
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,000	259
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,600	58

							$260

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005		$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005		500	2
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005		100	0

							$2

Total Return Swaps

Counterparty	Receive total return	Pay		Expiration Date	# of Contracts		Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%		06/22/2005		$8,567	$(121)

(g) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	5	$3	$0
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	78	64	10
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	62	24	1
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	141	38	4
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	11	3	1
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	190	80	68
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	98	93	118
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	170	62	69

				$367	$271

(h) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$1,900	$1,936	$1,949

50  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	182	05/2005	$0	$(2)	$(2)
Buy		301	06/2005	2	0	2
Buy		2,627	09/2005	1	(2)	(1)
Sell	C$	825	04/2005	3	0	3
Buy	CP	43,241	05/2005	0	(2)	(2)
Buy		60,602	06/2005	1	0	1
Buy	EC	36,286	04/2005	181	0	181
Sell		10,524	04/2005	370	0	370
Sell		35,660	06/2005	0	(187)	(187)
Buy	JY	764,456	04/2005	0	(147)	(147)
Buy	KW	71,100	05/2005	1	0	1
Buy		118,000	06/2005	0	(2)	(2)
Buy	MP	1,122	06/2005	1	0	1
Buy	PN	209	05/2005	0	0	0
Buy		244	06/2005	0	0	0
Buy	PZ	192	05/2005	0	(2)	(2)
Buy		195	06/2005	0	(1)	(1)
Buy	RP	4,714	06/2005	0	(1)	(1)
Buy	RR	1,740	05/2005	0	0	0
Buy		3,048	06/2005	0	(1)	(1)
Buy	S$	105	05/2005	0	0	0
Buy		171	06/2005	0	(2)	(2)
Buy	SV	1,973	05/2005	0	(2)	(2)
Buy		2,341	06/2005	0	(2)	(2)
Buy	T$	2,030	05/2005	0	0	0
Buy		3,321	06/2005	0	(4)	(4)

				$560	$(357)	$203

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  51

Schedule of Investments

StocksPLUS TR Short Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 4.4%

Banking & Finance 3.7%

Citigroup Global Markets Holdings, Inc.
2.999% due 03/07/2008 (a)		$25	$25
Ford Motor Credit Co.
3.040% due 07/07/2005 (a)		40	40
6.875% due 02/01/2006		30	31
General Motors Acceptance Corp.
3.580% due 04/13/2006 (a)		40	39
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)		20	20

			155

Industrials 0.7%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		30	30

Total Corporate Bonds & Notes (Cost $186)			185

MUNICIPAL BONDS & NOTES 1.2%

Illinois State General Obligation Bonds, Series 2005
7.610% due 03/01/2034 (a)		1	1
North Texas Tollway Authority Revenue Bonds, (FSA Insured), Series 2005
7.610% due 01/01/2035 (a)		13	13
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2003
6.250% due 06/01/2043		35	36

Total Municipal Bonds & Notes (Cost $45)			50

U.S. GOVERNMENT AGENCIES 11.1%

Fannie Mae
2.925% due 09/22/2006 (a)		25	25
5.000% due 03/01/2034		349	343
5.500% due 04/13/2035		50	50
Freddie Mac
3.060% due 07/15/2016 (a)		19	19
5.500% due 08/15/2030		7	7
Small Business Administration
5.520% due 06/01/2024		25	25

Total U.S. Government Agencies (Cost $472)			469

U.S. TREASURY OBLIGATIONS 2.4%

Treasury Inflation Protected Security (b)
2.000% due 07/15/2014		101	103

Total U.S. Treasury Obligations (Cost $101)			103

MORTGAGE-BACKED SECURITIES 0.5%

Bear Stearns Adjustable Rate Mortgage Trust
4.271% due 01/25/2034 (a)		5	5
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)		15	15

Total Mortgage-Backed Securities (Cost $20)			20

ASSET-BACKED SECURITIES 2.2%

Countrywide Asset-Backed Certificates
3.090% due 12/25/2031 (a)		4	4
Credit-Based Asset Servicing & Securitization LLC
2.980% due 08/25/2034 (a)		11	11
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)		3	3
Renaissance Home Equity Loan Trust
3.050% due 07/25/2034 (a)		26	26
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)		30	30
Structured Asset Securities Corp.
3.300% due 02/25/2033 (a)		17	17

Total Asset-Backed Securities (Cost $91)			91

SOVEREIGN ISSUES 3.8%

Republic of Brazil
3.063% due 04/15/2006 (a)		7	7
8.000% due 04/15/2014		111	111
Russian Federation
8.250% due 03/31/2010 (a)		20	22
5.000% due 03/31/2030 (a)		20	20

Total Sovereign Issues (Cost $161)			160

FOREIGN CURRENCY-DENOMINATED ISSUES (e) 3.4%

Kingdom of Spain
5.750% due 07/30/2032		EC 25	41
Republic of France
4.750% due 04/25/2035		25	36
4.000% due 04/25/2055		25	31
Republic of Germany
4.750% due 07/04/2034		25	36

Total Foreign Currency-Denominated Issues (Cost $147)			144

PURCHASED CALL OPTIONS 0.0%

	# of Contracts

S&P 500 Index June Futures
Strike @ 1500.000 Exp. 06/17/2005		8	0

Total Purchased Call Options (Cost $0)			0

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.875 Exp. 06/13/2005		1	0
Strike @ 94.250 Exp. 06/13/2005		2	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		7	0

Total Purchased Put Options (Cost $0)			0

PREFERRED SECURITY 0.8%

	Shares

DG Funding Trust
3.360% due 12/29/2049 (a)		3	32

Total Preferred Security (Cost $32)			32

SHORT-TERM INSTRUMENTS (e) 72.5%

	Principal Amount (000s)

Commercial Paper 44.9%

Barclays U.S. Funding Corp.
2.930% due 06/14/2005		$100	99
CBA (de) Finance
2.525% due 04/11/2005		100	100
Danske Corp.
2.770% due 04/25/2005		100	100
Den Norske Bank ASA
2.980% due 07/14/2005		100	99
Dexia Delaware LLC
2.680% due 04/18/2005		100	100
Fannie Mae
2.464% due 04/06/2005		100	100
2.422% due 04/13/2005		100	100
2.580% due 04/27/2005		100	100
2.695% due 05/25/2005		100	100
ForeningsSparbanken AB
2.980% due 06/29/2005		100	99
Freddie Mac
2.570% due 04/26/2005		100	100
2.670% due 06/13/2005		100	99
2.890% due 07/12/2005		100	99
2.943% due 08/01/2005		100	99
General Electric Capital Corp.
2.970% due 06/20/2005		100	99
HBOS Treasury Services PLC
2.615% due 04/25/2005		100	100
ING U.S. Funding LLC
2.730% due 06/02/2005		100	99
Rabobank USA Financial Corp.
2.720% due 06/01/2005		100	100
UBS Finance, Inc.
2.670% due 05/25/2005		100	100

			1,892

Repurchase Agreements 16.6%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $611. Repurchase proceeds are $600.)		600	600
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $105. Repurchase proceeds are $100.)		100	100

			700

German Treasury Bill 3.1%

2.050% due 04/20/2005	EC	100	129

U.S. Treasury Bills 7.9%

2.728% due 06/02/2005-06/16/2005 (c)(d)		$335	333

Total Short-Term Instruments (Cost $3,058)			3,054

Total Investments 102.3% (Cost $4,313)			$4,308

Other Assets and Liabilities (Net) (2.3%)			(95)

Net Assets 100.0%			$4,213

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

52  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(d)	Securities with an aggregate market value of $333 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	6	$(11)
Eurodollar September Long Futures	09/2005	2	(3)
Emini S&P 500 Index June Short Futures	06/2005	68	73
S&P 500 Index June Short Futures	06/2005	1	6
U.S. Treasury 10-Year Note Long Futures	06/2005	7	1
U.S. Treasury 30-Year Bond Long Futures	06/2005	3	0
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	1	0

			$66

(e)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	14	09/2005	$0	$0	$0
Sell	EC	230	04/2005	8	0	8
Buy	JY	2,973	04/2005	0	(1)	(1)

				$8	$(1)	$7

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  53

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), eleven of which are presented herein. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the eleven funds. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund except the Real Return Asset Fund, are declared and distributed to shareholders quarterly.

Dividends from net investment income, if any, of the Real Return Asset Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

54  PIMCO Funds Annual Report  |  03.31.05

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Real Return Asset Fund, are allocated daily to each class of shares based on the relative net assets of each class. Income and non-class specific expenses of the Real Return Asset Fund, are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund (the “Fund”) currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel (described below) and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to the risk of diminished investment returns.

To the extent the All Asset and All Asset All Authority Funds invests in the CommodityRealReturn Strategy Fund, an Underlying Fund with investments as described in the preceding paragraph, the All Asset and All Asset All Authority Funds would be subject to the risk of diminished investment returns if the CommodityRealReturn Strategy Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of All Asset and All Asset All Authority Funds’ investments, any failure of CommodityRealReturn Strategy Fund to qualify as a regulated investment company could jeopardize All Asset and All Asset All Authority Funds’ own qualification, if it thereby failed to satisfy the asset diversification requirement.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market

03.31.05  |  PIMCO Funds Annual Report  55

Notes to Financial Statements (Cont.)

March 31, 2005

prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	- Australian Dollar	N$	- New Zealand Dollar
BP	- British Pound	NK	- Norwegian Krone
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CP	- Chilean Peso	RP	- Indian Rupee
DK	- Danish Krone	RR	- Russian Ruble
EC	- Euro	S$	- Singapore Dollar
H$	- Hong Kong Dollar	SF	- Swiss Franc
JY	- Japanese Yen	SK	- Swedish Krona
KW	- South Korean Won	SV	- Slovakian Koruna
MP	- Mexican Peso	T$	- Taiwan Dollar

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

56  PIMCO Funds Annual Report  |  03.31.05

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

03.31.05  |  PIMCO Funds Annual Report  57

Notes to Financial Statements (Cont.)

March 31, 2005

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

			Net Investment Income Per Share Increase (Decrease)*
	Net Investment Income Increase (Decrease) (000s)		Institutional Class					Administrative Class
	2005	2004	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001
All Asset Fund	$0	$0	0.00	0.00	0.00	N/A	N/A	0.00	0.00	0.00	N/A	N/A
All Asset All Authority Fund	0	0	0.00	0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
CommodityRealReturn Strategy Fund	(571,023)	(378,878)	(1.57)	(5.34)	(0.85)	N/A	N/A	(1.96)	(7.11)	0.85	N/A	N/A
European StocksPLUS TR Strategy Fund	(1,114)	181	(1.63)	0.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund	(84)	(156)	(0.13)	(0.34)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
International StocksPLUS TR Strategy Fund	(23,640)	(1,164)	(1.43)	(0.74)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Japanese StocksPLUS TR Strategy Fund	(108)	(348)	(0.17)	(1.09)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Real Return Asset Fund	(1,389)	(3,340)	(0.05)	(0.19)	0.00	0.00	N/A	N/A	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	(27,491)	(22,068)	(0.98)	(2.03)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
StocksPLUS Total Return Fund	(622)	(4)	(0.02)	0.00	0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
StocksPLUS TR Short Strategy Fund	0	0	0.00	0.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

Underlying Funds. The All Asset and All Asset All Authority Funds invests its assets in shares of the Underlying Funds. The Funds may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Underlying Funds are the Institutional Class shares of other PIMCO Funds which are affiliates. Though it is anticipated that the All Asset and All Asset All Authority Funds will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy and StocksPLUS TR Short Strategy Funds, the All Asset and All Asset All Authority Funds may invest in these Funds in the future, without shareholder approval, at the discretion of the Funds’ asset allocation sub-adviser.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund and 0.25% for the All Asset All Authority Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

58  PIMCO Funds Annual Report  |  03.31.05

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Institutional Class	Administrative Class	A, B, and C Classes	Class D	Class R
All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%	0.45%	N/A
All Asset All Authority Fund	0.25	%(2)	0.05%	N/A	N/A	N/A	N/A
CommodityRealReturn Strategy Fund	0.49%		0.25%	0.25%	0.50%	0.50%	N/A
European StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
International StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	0.55%	0.55%	N/A
Japanese StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	N/A	N/A	N/A
Real Return Asset Fund	0.35	%(4)	0.25%	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.50%	0.50%	N/A
StocksPLUS Total Return Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
StocksPLUS TR Short Strategy Fund	0.49	%(3)	0.25%	N/A	N/A	N/A	N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying Funds.
PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(2)	PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds.
PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.
(3)	Prior to August 20, 2003, the investment advisory fee of the StocksPLUS TR Short Strategy Fund was 0.40%.
(4)	Effective October 1, 2004, the investment advisory fee was reduced by 0.05% to an annual rate of 0.35%.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund Name	Holding Period(1)
All Asset, All Asset All Authority, CommodityRealReturn Strategy, Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS TR Short Strategy Funds	30 days

European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Redemption Fees (with respect to shares acquired before June 15, 2004). Investors in the Institutional and Administrative Class shares of the International StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

The CommodityRealReturn Strategy Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by

03.31.05  |  PIMCO Funds Annual Report  59

Notes to Financial Statements (Cont.)

March 31, 2005

the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemption and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium.

Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $4,836,496 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, RealEstateRealReturn Strategy and StocksPLUS TR Short Strategy Funds’ administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Institutional Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—
European StocksPLUS TR Strategy Fund	0.85%	—	—	—	—
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.85%	—	—	—	—
International StocksPLUS TR Strategy Fund	0.85%	1.35%	2.10%	2.10%	1.35%
Japanese StocksPLUS TR Strategy Fund	0.85%	—	—	—	—
RealEstateRealReturn Strategy Fund	0.74%	1.24%	1.99%	1.99%	1.24%
StocksPLUS TR Short Strategy Fund	0.74%	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2004	03/31/2005
All Asset All Authority Fund	$74	$0
European StocksPLUS TR Strategy Fund	10	0
Far East (ex-Japan) StocksPLUS TR Strategy Fund	10	0
International StocksPLUS TR Strategy Fund	8	0
Japanese StocksPLUS TR Strategy Fund	10	0
RealEstateRealReturn Strategy Fund	8	0
StocksPLUS TR Short Strategy Fund	28	0

60  PIMCO Funds Annual Report  |  03.31.05

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the All Asset and All Asset All Authority Funds

Investing in the Underlying Funds through the All Asset and All Asset All Authority Funds involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset and All Asset All Authority Funds wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$7,136,539	$3,266,253
All Asset All Authority Fund	0	0	306,484	169,807
CommodityRealReturn Strategy Fund	20,157,562	15,053,630	495,082	1,786,708
European StocksPLUS TR Strategy Fund	30,273	28,299	5,071	4,419
Far East (ex-Japan) StocksPLUS TR Strategy Fund	28,818	25,806	5,186	4,124
International StocksPLUS TR Strategy Fund	726,608	632,952	110,701	30,420
Japanese StocksPLUS TR Strategy Fund	25,749	22,480	4,393	3,145
Real Return Asset Fund	2,494,007	2,168,014	45,577	47,047
RealEstateRealReturn Strategy Fund	1,895,560	1,762,300	73,948	59,135
StocksPLUS Total Return Fund	785,215	605,383	148,676	99,025
StocksPLUS TR Short Strategy Fund	13,754	15,303	1,881	1,503

03.31.05  |  PIMCO Funds Annual Report  61

Notes to Financial Statements (Cont.)

March 31, 2005

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				CommodityRealReturn Strategy Fund
	Year Ended 03/31/2005		Period from 10/30/2003 to 03/31/2004		Year Ended 03/31/2005		Period from 10/31/2003 to 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	209,876	$2,657,088	81,814	$991,498	11,960	$126,965	5,424	$57,120	177,169	$2,713,868	114,968	$1,640,345
Administrative Class	3,258	41,748	710	8,186	0	0	0	0	3,360	52,504	1,792	26,835
Other Classes	117,105	1,478,622	65,514	801,023	0	0	0	0	194,483	2,959,855	151,151	2,178,312
Issued as reinvestment of distributions
Institutional Class	12,332	156,608	2,114	25,651	570	6,053	16	165	9,720	146,328	4,849	69,317
Administrative Class	150	1,902	27	323	0	0	0	0	180	2,729	42	633
Other Classes	5,019	63,496	641	7,747	0	0	0	0	10,408	155,826	4,878	69,810
Cost of shares redeemed
Institutional Class	(20,842)	(262,472)	(17,670)	(212,196)	(3,232)	(33,308)	(23)	(243)	(83,888)	(1,269,096)	(14,153)	(194,294)
Administrative Class	(415)	(5,356)	(1)	(17)	0	0	0	0	(484)	(7,210)	(3)	(50)
Other Classes	(18,047)	(225,692)	(2,587)	(31,467)	0	0	0	0	(74,361)	(1,127,812)	(12,305)	(176,210)

Net increase (decrease) resulting from Fund share transactions	308,436	$3,905,944	130,562	$1,590,748	9,298	$99,710	5,417	$57,042	236,587	$3,626,992	251,219	$3,614,698

	Japanese StocksPLUS TR Strategy Fund				Real Return Asset Fund
	Year Ended 03/31/2005		Period from 10/30/2003 to 03/30/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1,098	$11,761	373	$3,761	43,017	$510,275	26,444	$304,182
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	71	717	2	17	2,433	28,760	1,534	17,801
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(705)	(7,516)	(21)	(228)	(16,355)	(191,857)	(11,838)	(137,505)
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Net increase resulting from Fund share transactions	464	$4,962	354	$3,550	29,095	$347,178	16,140	$184,478

62  PIMCO Funds Annual Report  |  03.31.05

	European StocksPLUS TR Strategy Fund				Far East (ex-Japan) StocksPLUS TR Strategy Fund				International StocksPLUS TR Strategy Fund
	Year Ended 03/31/2005		Period from 10/30/2003 to 03/31/2004		Year Ended 03/31/2005		Period from 10/30/2003 to 03/31/2004		Year Ended 03/31/2005		Period from 10/30/2003 to 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	637	$6,624	891	$9,284	801	$8,499	800	$8,570	21,090	$228,485	2,010	$20,338
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	641	6,828	187	1,953
Issued as reinvestment of distributions
Institutional Class	89	886	21	210	36	386	0	0	2,466	25,657	48	490
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	55	559	0	5
Cost of shares redeemed
Institutional Class	(1,034)	(10,652)	(185)	(1,921)	(789)	(8,177)	(72)	(779)	(5,662)	(60,867)	(441)	(4,595)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	(101)	(1,065)	(72)	(730)

Net increase (decrease) resulting from Fund share transactions	(308)	$(3,142)	727	$7,573	48	$708	728	$7,791	18,489	$199,597	1,732	$17,461

	RealEstateRealReturn Strategy Fund				StocksPLUS Total Return Fund				StocksPLUS TR Short Strategy Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Period from 07/23/2003 to 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	46,729	$461,587	23,479	$255,225	38,147	$463,395	21,527	$247,159	85	$827	343	$3,401
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	5,096	56,470	2,049	23,035	3,469	42,654	5,640	65,899	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	5,985	61,767	474	5,064	1,633	20,804	393	4,410	31	293	1	8
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	1,350	13,754	13	147	173	2,201	63	725	0	0	0	0
Cost of shares redeemed
Institutional Class	(31,963)	(363,593)	(323)	(3,525)	(29,287)	(354,934)	(4,194)	(47,450)	(16)	(165)	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(2,937)	(30,270)	(121)	(1,382)	(1,762)	(21,341)	(447)	(5,304)	0	0	0	0

Net increase resulting from Fund share transactions	24,260	$199,715	25,571	$278,564	12,373	$152,779	22,982	$265,439	100	$955	344	$3,409

03.31.05  |  PIMCO Funds Annual Report  63

Notes to Financial Statements (Cont.)

March 31, 2005

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Commodity Real Return Strategy Fund	European StocksPLUS TR Strategy Fund	Far-East (ex-Japan) StocksPLUS TR Strategy Fund	International StocksPLUS TR Strategy Fund	Japanese StocksPLUS TR Strategy Fund
	Premium
Balance at 03/31/2004	$1,802	$0	$0	$0	$0
Sales	2,771	6	6	197	8
Closing Buys	0	0	0	(9)	0
Expirations	(3,076)	(3)	(3)	(96)	(3)

Balance at 03/31/2005	$1,497	$3	$3	$92	$5

	Real Return Asset Fund	Real Estate Real Return Strategy Fund	StocksPLUS Total Return Fund	StocksPLUS TR Short Strategy Fund
	Premium
Balance at 03/31/2004	$506	$43	$11	$0
Sales	154	126	1,078	665
Closing Buys	0	(46)	(313)	0
Expirations	(577)	(43)	(409)	(665)

Balance at 03/31/2005	$83	$80	$367	$0

8. Line of Credit

On October 31, 2003, the All Asset All Authority Fund (the “Fund”) entered into a revolving credit agreement with Citibank N.A. Under this agreement, there is a maximum available commitment amount equal to $100 million. The initial available commitment amount is $5 million, and may be increased upon written request in amounts at least equal to $5 million. Borrowings under this agreement bear interest at a specified spread above the daily Federal Funds Rate, plus a commitment fee on the average daily unused balance of the available commitment. The daily unused balance refers to the available commitment then in effect minus the outstanding principal amount of advances. Borrowings outstanding as of March 31, 2005 are disclosed as demand loan payable to bank on the Statement of Assets and Liabilities. As of March 31, 2005, the Fund was paying interest at 3.49%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations.

The Fund’s borrowing activity under the agreement for the fiscal year ended March 31, 2005 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Commitment Fees	Outstanding Principal as of March 31, 2005
$8,552	$18,247	$373	$14	$45,000

64  PIMCO Funds Annual Report  |  03.31.05

9. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset and All Asset Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated funds for the year ended March 31, 2005 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value March 31, 2004	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy	$186,567	$646,431	$450,551	$38,270	$397,398	$37,662	$(8,722)
Convertible	0	46,165	3,570	(121)	42,311	698	(163)
Emerging Markets Bond	131,297	885,711	321,763	8,205	694,638	33,018	(5,546)
European Convertible	103,040	80,147	73,886	3,436	108,410	6,895	428
Floating Income	0	531,408	0	(2,951)	528,457	4,404	0
Foreign Bond (Unhedged)	0	388,339	5,935	(2,614)	379,767	4,669	27
GNMA	133,845	371,473	127,784	(2,518)	373,471	9,547	(1,477)
High Yield	0	510,627	141,074	3,079	374,592	14,956	1,960
International StocksPLUS TR Strategy	14,105	245,529	56,840	(4,359)	195,837	22,484	731
Long-Term U.S. Government	0	118,218	11,019	(2,044)	104,911	2,115	973
Low Duration	104,205	216,332	308,115	(61)	11,060	3,295	(957)
Real Return	253,070	455,013	230,955	2,785	469,751	16,095	(1,476)
Real Return Asset	216,106	441,338	159,486	15,938	494,686	22,266	(284)
RealEstateRealReturn Strategy	270,649	437,072	342,604	(13,905)	343,912	48,670	17,873
Short-Term	0	320,845	320,840	0	0	717	88
StocksPLUS	194,105	419,767	397,691	5,353	225,358	19,061	885
StocksPLUS Total Return	211,293	354,260	314,140	18,213	255,480	9,441	5,596
Total Return	0	291,008	0	(2,823)	288,184	1,659	0
Total Return Mortgage	0	376,856	0	(3,964)	372,893	1,965	0

	$1,818,282	$7,136,539	$3,266,253	$59,919	$5,661,116	$259,617	$9,936

All Asset All Authority

Underlying Funds	Market Value March 31, 2004	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy	$8,653	$17,461	$18,499	$726	$7,554	$653	$(281)
Convertible	0	5,183	1,660	(16)	3,440	71	(67)
Emerging Markets Bond	5,106	29,976	15,159	88	19,634	867	(246)
European Convertible	2,357	6,835	6,930	12	2,241	114	(41)
European StocksPLUS TR Strategy	4,212	7,022	10,487	(1)	666	399	(176)
Far East (ex-Japan) StocksPLUS TR Strategy	4,707	8,306	7,736	50	4,962	160	(329)
Floating Income	0	25,059	10	(141)	24,908	177	0
Foreign Bond (Unhedged)	0	17,398	2,877	(59)	14,475	164	15
GNMA	3,984	19,998	11,556	(63)	12,234	202	(131)
High Yield	0	19,342	5,649	(109)	13,659	386	76
International StocksPLUS TR Strategy	0	0	0	0	0	0	0
Japanese StocksPLUS TR Strategy	593	11,405	5,970	(71)	5,681	402	(174)
Long-Term U.S. Government	0	4,418	0	(97)	4,321	48	23
Low Duration	3,095	4,257	7,330	0	1	36	(24)
Real Return	5,935	22,077	7,174	52	20,628	437	(39)
Real Return Asset	4,564	24,191	5,838	323	22,902	492	(119)
RealEstateRealReturn Strategy	10,189	21,153	12,623	(866)	17,013	1,732	(21)
Short-Term	0	5,852	5,853	0	0	7	2
StocksPLUS	6,791	14,842	21,879	0	0	303	(23)
StocksPLUS Total Return	6,106	19,331	22,577	117	2,833	228	29
Total Return	0	10,431	0	(100)	10,331	57	0
Total Return Mortgage	0	11,947	0	(113)	11,834	64	0

	$66,292	$306,484	$169,807	$(268)	$199,317	$6,999	$(1,526)

03.31.05  |  PIMCO Funds Annual Report  65

Notes to Financial Statements (Cont.)

March 31, 2005

10. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral(4)
All Asset Fund	$5,601	$18,973	$0	$(14)	$0	$0
All Asset All Authority Fund	273	0	0	0	(793)	0
CommodityRealReturn Strategy Fund	665,827	96	26,143	(31)	0	(32)
European StocksPLUS TR Strategy Fund	0	0	(6)	0	0	(90)
Far East (ex-Japan) StocksPLUS TR Strategy Fund	125	0	6	0	0	(319)
International StocksPLUS TR Strategy Fund	0	0	370	0	0	(3,882)
Japanese StocksPLUS TR Strategy Fund	0	0	9	0	0	(75)
Real Return Asset Fund	770	1	1,627	(3)	0	(55)
RealEstateRealReturn Strategy Fund	0	0	1,505	(2)	(1,711)	(491)
StocksPLUS Total Return Fund	10,691	9,929	17	(3)	0	0
StocksPLUS TR Short Strategy Fund	23	3	1	0	0	(174)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, amortization of swap premiums, and tax straddle deferrals.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs and other tax differences.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the year shown below.
(4)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2005, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

2012
All Asset All Authority Fund	$793
RealEstateRealReturn Strategy Fund	1,711

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$5,624,485	$75,650	$(39,019)	$36,631
All Asset All Authority Fund	200,530	779	(1,992)	(1,213)
CommodityRealReturn Strategy Fund	8,667,341	73,266	(38,557)	34,709
European StocksPLUS TR Strategy Fund	5,228	10	(23)	(13)
Far East (ex-Japan) StocksPLUS TR Strategy Fund	10,137	12	(43)	(31)
International StocksPLUS TR Strategy Fund	263,229	202	(519)	(317)
Japanese StocksPLUS TR Strategy Fund	10,092	10	(27)	(17)
Real Return Asset Fund	663,966	18,789	(206)	18,583
RealEstateRealReturn Strategy Fund	530,481	6,703	(1,465)	5,238
StocksPLUS Total Return Fund	609,850	910	(1,376)	(466)
StocksPLUS TR Short Strategy Fund	4,312	9	(13)	(4)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to tax straddle deferrals and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
All Asset Fund	$253,011	$12,202	$0
All Asset All Authority Fund	6,527	72	0
CommodityRealReturn Strategy Fund	385,498	2,901	0
European StocksPLUS TR Strategy Fund	786	0	100
Far East (ex-Japan) StocksPLUS TR Strategy Fund	309	77	0
International StocksPLUS TR Strategy Fund	21,356	2,500	2,410
Japanese StocksPLUS TR Strategy Fund	568	81	68
Real Return Asset Fund	28,591	395	0
RealEstateRealReturn Strategy Fund	60,386	0	19,201
StocksPLUS Total Return Fund	13,707	10,300	0
StocksPLUS TR Short Strategy Fund	153	140	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

66  PIMCO Funds Annual Report  |  03.31.05

11. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative c lass actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open- end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.05  |  PIMCO Funds Annual Report  67

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturnStrategy Fund, European StocksPLUS TR Strategy Fund, Far East (ex-Japan) StocksPLUS TR Strategy Fund, International StocksPLUS TR Strategy Fund, Japanese StocksPLUS TR Strategy Fund, Real Return Asset Fund, RealEstateRealReturn Strategy Fund, StocksPLUS Total Return Fund, and StocksPLUS TR Short Strategy Fund, (hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets and cash flows for the All Asset All Authority Fund and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

68  PIMCO Funds Annual Report  |  03.31.05

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

All Asset Fund	0.22%
All Asset All Authority Fund	0.44%
European StocksPLUS TR Strategy Fund	0.05%
Far East (ex-Japan) StocksPLUS TR Strategy Fund	1.33%
International StocksPLUS TR Strategy Fund	0.21%
Japanese StocksPLUS TR Strategy Fund	0.07%
StocksPLUS Total Return Fund	0.26%
StocksPLUS TR Short Strategy Fund	0.51%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

All Asset Fund	0.23%
All Asset All Authority Fund	0.45%
European StocksPLUS TR Strategy Fund	0.09%
Far East (ex-Japan) StocksPLUS TR Strategy Fund	1.36%
International StocksPLUS TR Strategy Fund	0.21%
Japanese StocksPLUS TR Strategy Fund	0.07%
StocksPLUS Total Return Fund	0.26%
StocksPLUS TR Short Strategy Fund	0.51%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

03.31.05  |  PIMCO Funds Annual Report  69

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660. Trustees of the Trust

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi- Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

70  PIMCO Funds Annual Report  |  03.31.05

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.
Senior Vice President)

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

03.31.05  |  PIMCO Funds Annual Report  71

(This Page Intentionally Left Blank)

72  PIMCO Funds Annual Report  |  03.31.05

Investment Adviser and Administrator	Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660

Investment Sub-Adviser (All Asset and All Asset All Authority Funds only)	Research Affiliates, LLC 800 E. Colorado Boulevard Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street Stamford, CT 06902

Custodian	State Street Bank & Trust Company 801 Pennsylvania Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest 330 W. 9th Street Kansas City, MO 64105

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 1055 Broadway Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

840 Newport Center Drive

Newport Beach, CA 92660

15-26780-00

Annual Report

03.31.05

PIMCO Funds

Real Return Strategy & IndexPLUS Funds Share Classes A B C	REAL RETURN STRATEGY FUNDS PIMCO Real Return Fund PIMCO CommodityRealReturn Strategy Fund PIMCO RealEstateRealReturn Strategy Fund PIMCO All Asset Fund	INDEXPLUS STOCK FUNDS PIMCO StocksPLUS Fund PIMCO StocksPLUS Total Return Fund PIMCO International StocksPLUS TR Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds. By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the 12-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the 12-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark 10-year Treasury increased 0.65% for the 12 months to end the period at 4.48%. While all but the very longest maturity yields increased during the 12-month period, the short and intermediate maturity yields increased the most, causing the two- to 10-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our Web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

03.31.05  |  PIMCO Funds Annual Report  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): StocksPLUS (1/97), CommodityRealReturn (11/02), All Asset (4/03), and StocksPLUS Total Return (7/03). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the beginning of the seventh year, depending on the fund. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

The All Asset Fund invests in a portfolio of mutual funds. The cost of investing in this Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

4  PIMCO Funds Annual Report  |  03.31.05

Important Information (cont.)

Information about how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the Allianz Global Investors web site at www.allianzinvestors.com and on the SEC’s web site at http://www.sec.gov. Copies of the written Proxy Policy and the factors the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-426-0107, on the Allianz Global Investors web site at www.allianzinvestors.com and on the SEC’s web site at http://www.sec.gov.

The Trust files complete schedules of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Funds’ Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expenses).

03.31.05  |  PIMCO Funds Annual Report  5

A REAL RETURN STRATEGY FUND

PIMCO All Asset Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances substantially all of its assets in Institutional Class Shares of the Funds offered in the PIMCO Funds prospectuses, except the All Asset All Authority Fund.

•	For the 12-month period ended March 31, 2005, the Fund’s Class A Shares outperformed the return of its primary benchmark, the Lehman Brothers U.S. TIPS 1–10 Year Index, by returning 4.66% versus the 1.85% return of the benchmark. However, the Fund underperformed the 5.80% return of the All Asset Benchmark Composite index and the average return of the 14 core funds which was 6.14% for the same period.

•	The Fund’s overweight to “Real Return” strategies, particularly commodities and real estate, were the main detractors from tactical asset allocation. Although both sectors had positive returns for the period, a heavy overweight during the second and fourth quarters of 2004 proved detrimental as the CommodityRealReturn Strategy Fund underperformed the average of the 14 core funds during these periods.

•	Alternative strategies were positive for tactical asset allocation due to an overweight to emerging markets strategies. This was significantly positive as the JPMorgan EMBI Global Index rallied 6.69% over the 12-month period.

•	Equity strategies, as a whole, were an overall negative for tactical asset allocation. The Fund’s overweight to the StocksPLUS Fund throughout most of the period was positive, as the S&P 500 Index returned 6.69%. However, these gains were more than offset due to an underweight to the International StocksPLUS TR Strategy Fund for the entire period, as the MSCI EAFE Hedged USD Index rallied 11.55%.

•	U.S. Bond strategies were key contributors to tactical asset allocation returns for the period. The Fund’s underweight position to the Long-Term U.S. Government Fund, was positive as this Fund underperformed the average of the 14 core funds in both periods. The Fund’s underweight position to the PIMCO Total Return Fund, was positive as this Fund under-performed the average of the 14 core funds in both periods.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (07/31/02)
PIMCO All Asset Fund Class A	4.66%	—	—	14.21%
PIMCO All Asset Fund Class A (adjusted)	0.74%	—	—	12.58%
PIMCO All Asset Fund Class B	3.90%	—	—	13.33%
PIMCO All Asset Fund Class B (adjusted)	0.46%	—	—	12.72%
PIMCO All Asset Fund Class C (adjusted)	2.95%	—	—	13.37%
Lehman Brothers U.S. TIPS 1–10 Year Index	1.85%	—	—	—
All Asset Benchmark Composite Index	5.80%	—	—	—
Lipper Flexible Portfolio Fund Average	4.94%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,040.40	$1,036.00	$1,036.30	$1,020.64	$1,016.90	$1,016.95
Expenses Paid During Period	$4.37	$8.17	$8.12	$4.33	$8.10	$8.05

For each class of the Fund, expenses are equal to the expense ratio for the class (0.86% for Class A, 1.61% for Class B, 1.60% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, based upon the allocation of the Fund’s assets among the Underlying PIMCO Funds which are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.60%.

Change in Value  For periods ended 03/31/05

	PIMCO All Asset A	PIMCO All Asset B	PIMCO All Asset C	Lehman Brothers U.S. TIPS 1-10 Year Index	All Asset Benchmark Composite Index
07/31/2002	9,550	10,000	10,000	10,000	10,000
08/31/2002	10,003	10,468	10,468	10,241	10,297
09/30/2002	10,073	10,535	10,535	10,493	10,216
10/31/2002	10,028	10,482	10,482	10,363	10,318
11/30/2002	10,300	10,760	10,760	10,268	10,503
12/31/2002	10,661	11,130	11,130	10,552	10,664
01/31/2003	10,733	11,198	11,198	10,638	10,746
02/28/2003	11,175	11,654	11,654	10,956	10,934
03/31/2003	10,940	11,401	11,401	10,896	10,864
04/30/2003	11,089	11,550	11,550	10,872	11,134
05/31/2003	11,703	12,179	12,179	11,193	11,572
06/30/2003	11,602	12,072	12,062	11,171	11,534
07/31/2003	11,073	11,510	11,511	10,817	11,233
08/31/2003	11,289	11,724	11,725	10,960	11,411
09/30/2003	11,651	12,098	12,089	11,254	11,677
10/31/2003	11,848	12,282	12,284	11,272	11,828
11/30/2003	11,947	12,384	12,386	11,238	11,931
12/31/2003	12,293	12,737	12,740	11,303	12,278
01/31/2004	12,466	12,906	12,898	11,411	12,444
02/29/2004	12,772	13,212	13,214	11,634	12,656
03/31/2004	13,002	13,436	13,439	11,790	12,817
04/30/2004	12,137	12,538	12,541	11,402	12,328
05/31/2004	12,422	12,834	12,826	11,543	12,437
06/30/2004	12,498	12,905	12,896	11,535	12,533
07/31/2004	12,518	12,915	12,907	11,678	12,553
08/31/2004	12,885	13,274	13,276	11,889	12,828
09/30/2004	13,079	13,474	13,476	11,901	12,976
10/31/2004	13,315	13,708	13,709	12,045	13,183
11/30/2004	13,469	13,856	13,857	12,003	13,322
12/31/2004	13,662	14,048	14,042	12,106	13,568
01/31/2005	13,576	13,948	13,953	12,075	13,490
02/28/2005	13,726	14,094	14,087	12,031	13,644
03/31/2005	13,608	13,960	13,966	12,009	13,560

PIMCO Funds Allocation*

Emerging Markets Bond	12.3%
Floating Income	9.3%
Real Return Asset	8.7%
Real Return	8.3%
CommodityRealReturn Strategy	7.0%
Foreign Bond (Unhedged)	6.7%
High Yield	6.6%
GNMA	6.6%
Total Return Mortgage	6.6%
RealEstateRealReturn Strategy	6.1%
Total Return	5.1%
Other	16.7%

*	% of total investments as of March 31, 2005

6  PIMCO Funds Annual Report  |  03.31.05

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	For the 12-month period ended March 31, 2005, the Fund’s Class A shares returned 10.37%, outperforming the 9.41% return of the benchmark Dow Jones-AIG Commodity Total Return Index for the same period.

•	The rally in the commodities markets was lead primarily by the energy sector, namely crude oil prices, which increased from $36 per barrel at the beginning of the period and settled at $55 per barrel at the end of the period. Geopolitical uncertainty, disagreement within OPEC regarding possible production cuts, and increased projections of world energy demand all contributed to the run-up on crude oil prices over the 12-month period.

•	The Fund invested the collateral backing its commodity derivatives positions primarily in TIPS, implementing a “double real™” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the 12-month period, 10-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The 12-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	Shorter-than-benchmark duration from TIPS over the first six months of the period contributed to performance, as real yields rose 0.29% for 10-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative for performance, as the real yield curve flattened 0.86% during the 12-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period, whereas U.S. yields rose.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (06/28/02)
PIMCO CommodityRealReturn Strategy Fund Class A	10.37%	—	—	30.00%
PIMCO CommodityRealReturn Strategy Fund Class A (adjusted)	4.30%	—	—	27.36%
PIMCO CommodityRealReturn Strategy Fund Class B	9.53%	—	—	29.08%
PIMCO CommodityRealReturn Strategy Fund Class B (adjusted)	4.53%	—	—	28.38%
PIMCO CommodityRealReturn Strategy Fund Class C (adjusted)	7.44%	—	—	28.61%
Dow Jones-AIG Commodity Index Total Return	9.41%	—	—	—
Lipper Specialty Diversified Equity Fund Average	0.98%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,082.20	$1,077.90	$1,078.10	$1,018.75	$1,015.01	$1,015.01
Expenses Paid During Period	$6.44	$10.31	$10.31	$6.24	$10.00	$10.00

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO CommodityRealReturn Strategy A	PIMCO CommodityRealReturn Strategy B	PIMCO CommodityRealReturn Strategy C	Dow Jones- AIG Commodity Total Return Index
06/30/2002	9,450	10,000	10,000	10,000
07/31/2002	9,749	10,309	10,309	9,946
08/31/2002	10,462	11,057	11,057	10,338
09/30/2002	11,124	11,750	11,750	10,727
10/31/2002	10,806	11,405	11,405	10,616
11/30/2002	10,820	11,413	11,413	10,646
12/31/2002	11,722	12,363	12,361	11,168
01/31/2003	12,635	13,326	13,324	12,027
02/28/2003	13,547	14,277	14,275	12,432
03/31/2003	12,188	12,834	12,832	11,494
04/30/2003	12,066	12,695	12,693	11,423
05/31/2003	13,294	13,979	13,987	12,090
06/30/2003	12,852	13,509	13,508	11,791
07/31/2003	12,303	12,931	12,930	11,862
08/31/2003	13,026	13,681	13,670	12,331
09/30/2003	13,457	14,124	14,118	12,341
10/31/2003	14,099	14,778	14,783	12,930
11/30/2003	14,130	14,799	14,804	12,890
12/31/2003	15,133	15,842	15,844	13,840
01/31/2004	15,545	16,275	16,264	14,091
02/29/2004	16,900	17,676	17,666	15,005
03/31/2004	17,647	18,454	18,445	15,469
04/30/2004	16,553	17,293	17,285	15,194
05/31/2004	17,094	17,850	17,842	15,452
06/30/2004	16,335	17,054	17,042	14,811
07/31/2004	16,789	17,506	17,508	15,073
08/31/2004	16,868	17,577	17,567	14,798
09/30/2004	17,997	18,750	18,741	15,811
10/31/2004	18,501	19,254	19,245	16,079
11/30/2004	18,238	18,967	18,956	15,886
12/31/2004	17,521	18,216	18,205	15,106
01/31/2005	17,663	18,353	18,342	15,264
02/28/2005	18,825	19,542	19,543	16,343
03/31/2005	19,477	20,214	20,204	16,925

Sector Breakdown*

U.S. Treasury Obligations **	93.0%
Foreign Currency-Denominated Issues	1.1%
Sovereign Issues	0.9%
Corporate Bonds & Notes	0.8%
Other	4.2%

*	Percent of total investments as of March 31, 2005
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for commodity-linked derivative positions.

03.31.05  |  PIMCO Funds Annual Report  7

AN INDEXPLUS STOCK FUND

PIMCO International StocksPLUS TR Strategy Fund

•	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in non-U.S. equity derivatives hedged into U.S. dollars and backed by a low to intermediate duration portfolio of fixed income instruments.

•	The Fund’s Class A Shares returned 9.70% for the 12-month period ended March 31, 2005, underperforming the Morgan Stanley Capital International Europe Australia Far East (“EAFE”) (Hedged to USD) Index, which returned 11.55% during the same period.

•	Global developed equity markets benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty in the U.S.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Germany and a modest position in the U.K. helped performance, as rates were more stable in these markets than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/30/03)
PIMCO International StocksPLUS TR Strategy Fund Class A	9.70%	—	—	14.39%
PIMCO International StocksPLUS TR Strategy Fund Class A (adjusted)	3.66%	—	—	9.92%
PIMCO International StocksPLUS TR Strategy Fund Class B	8.83%	—	—	13.53%
PIMCO International StocksPLUS TR Strategy Fund Class B (adjusted)	4.03%	—	—	10.84%
PIMCO International StocksPLUS TR Strategy Fund Class C (adjusted)	7.95%	—	—	13.59%
MSCI EAFE Hedged USD Index	11.55%	—	—	—
Lipper International Multi-Cap Core Fund Average	13.61%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,088.10	$1,084.20	$1,084.10	$1,018.20	$1,014.46	$1,014.46
Expenses Paid During Period	$7.03	$10.91	$10.91	$6.79	$10.55	$10.55

For each class of the Fund, expenses are equal to the expense ratio for the class (1.35% for Class A, 2.10% for Class B, 2.10% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO International StocksPLUS TR Strategy A	PIMCO International StocksPLUS TR Strategy B	PIMCO International StocksPLUS TR Strategy C	MSCI EAFE Hedged USD Index
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,516	10,060	10,060	10,022
12/31/2003	9,961	10,528	10,527	10,394
01/31/2004	10,106	10,681	10,670	10,532
02/29/2004	10,387	10,968	10,957	10,784
03/31/2004	10,465	11,042	11,041	10,795
04/30/2004	10,193	10,745	10,753	10,925
05/31/2004	10,124	10,664	10,661	10,764
06/30/2004	10,520	11,075	11,072	11,018
07/31/2004	10,257	10,787	10,794	10,758
08/31/2004	10,461	11,003	10,999	10,736
09/30/2004	10,549	11,086	11,092	10,889
10/31/2004	10,676	11,209	11,215	10,979
11/30/2004	10,870	11,404	11,410	11,269
12/31/2004	11,313	11,867	11,862	11,642
01/31/2005	11,390	11,937	11,944	11,732
02/28/2005	11,589	12,135	12,142	12,078
03/31/2005	11,479	12,018	12,025	12,042

Sector Breakdown*

Short-Term Instruments**	41.3%
U.S. Government Agencies	29.8%
Asset-Backed Securities	8.1%
U.S. Treasury Obligations	6.0%
Other	14.8%

*	% of total investments as of March 31, 2005
**	Primarily serving as collateral for equity-linked derivative positions.

8  PIMCO Funds Annual Report  |  03.31.05

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the 12-month period ended March 31, 2005, the Fund’s Class A Shares returned 3.00%, outperforming the 2.82% return of the benchmark Lehman Brothers U.S. TIPS Index.

•	For the 12-month period, 10-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The 12-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 7.02 years on March 31, 2005, compared to a duration of 6.38 years for the benchmark.

•	Shorter-than-Benchmark duration from TIPS over the first six months of the period contributed to performance, as real yields rose 0.29% for 10-year maturities.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance, as nominal yields rose 0.65% for 10-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative to performance, as the real yield curve flattened 0.86% during the 12-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period whereas U.S. yields rose.

•	An allocation to high quality emerging market bonds (Mexico and Russia) was positive to performance, as spreads on emerging market debt narrowed during the 12-month period and the JPMorgan EMBI Global Index returned 6.69%.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (01/29/97)
PIMCO Real Return Fund Class A	3.00%	9.84%	—	8.23%
PIMCO Real Return Fund Class A (adjusted)	–0.10%	9.17%	—	7.82%
PIMCO Real Return Fund Class B	2.23%	9.02%	—	7.74%
PIMCO Real Return Fund Class B (adjusted)	–2.61%	8.73%	—	7.74%
PIMCO Real Return Fund Class C (adjusted)	1.52%	9.29%	—	7.68%
Lehman Brothers U.S. TIPS Index	2.82%	9.84%	—	—
Lipper Treasury Inflation Protected Securities Fund Average	2.24%	7.91%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,024.20	$1,020.40	$1,021.70	$1,020.44	$1,016.70	$1,017.95
Expenses Paid During Period	$4.54	$8.31	$7.06	$4.53	$8.30	$7.04

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Real Return A	PIMCO Real Return B	PIMCO Real Return C	Lehman Brothers: U.S. TIPS Index
01/31/1997	9,700	10,000	10,000	10,000
02/28/1997	9,735	10,029	10,032	10,033
03/31/1997	9,651	9,927	9,928	9,896
04/30/1997	9,698	9,978	9,977	9,956
05/31/1997	9,750	10,028	10,027	10,010
06/30/1997	9,726	9,997	9,996	9,978
07/31/1997	9,841	10,110	10,108	10,072
08/31/1997	9,858	10,121	10,124	10,103
09/30/1997	9,874	10,131	10,142	10,123
10/31/1997	9,995	10,249	10,263	10,227
11/30/1997	10,044	10,293	10,309	10,284
12/31/1997	9,989	10,230	10,249	10,241
01/31/1998	10,044	10,280	10,301	10,291
02/28/1998	10,030	10,260	10,282	10,282
03/31/1998	10,047	10,274	10,298	10,277
04/30/1998	10,097	10,318	10,344	10,315
05/31/1998	10,135	10,350	10,379	10,388
06/30/1998	10,167	10,376	10,407	10,414
07/31/1998	10,242	10,446	10,479	10,463
08/31/1998	10,246	10,444	10,479	10,486
09/30/1998	10,481	10,676	10,715	10,697
10/31/1998	10,533	10,722	10,763	10,721
11/30/1998	10,514	10,697	10,739	10,710
12/31/1998	10,466	10,640	10,685	10,646
01/31/1999	10,617	10,787	10,834	10,769
02/28/1999	10,589	10,752	10,802	10,693
03/31/1999	10,649	10,806	10,859	10,689
04/30/1999	10,822	10,973	11,029	10,760
05/31/1999	10,897	11,043	11,101	10,834
06/30/1999	10,879	11,018	11,079	10,841
07/31/1999	10,894	11,029	11,090	10,835
08/31/1999	10,947	11,075	11,139	10,854
09/30/1999	10,989	11,111	11,178	10,896
10/31/1999	11,007	11,122	11,191	10,918
11/30/1999	11,088	11,198	11,269	10,984
12/31/1999	11,021	11,122	11,195	10,896
01/31/2000	11,084	11,178	11,254	10,945
02/29/2000	11,161	11,250	11,329	11,047
03/31/2000	11,494	11,578	11,662	11,369
04/30/2000	11,636	11,715	11,802	11,520
05/31/2000	11,600	11,672	11,760	11,490
06/30/2000	11,751	11,816	11,909	11,635
07/31/2000	11,840	11,899	11,994	11,734
08/31/2000	11,949	12,000	12,099	11,821
09/30/2000	12,044	12,088	12,189	11,883
10/31/2000	12,169	12,205	12,311	12,026
11/30/2000	12,344	12,372	12,484	12,201
12/31/2000	12,456	12,476	12,591	12,332
01/31/2001	12,772	12,783	12,905	12,590
02/28/2001	13,005	13,008	13,136	12,803
03/31/2001	13,102	13,097	13,229	12,926
04/30/2001	13,197	13,184	13,320	12,998
05/31/2001	13,367	13,345	13,485	13,152
06/30/2001	13,349	13,317	13,460	13,136
07/31/2001	13,562	13,522	13,670	13,355
08/31/2001	13,596	13,547	13,697	13,374
09/30/2001	13,670	13,613	13,767	13,451
10/31/2001	13,970	13,903	14,063	13,770
11/30/2001	13,649	13,574	13,732	13,464
12/31/2001	13,483	13,400	13,559	13,306
01/31/2002	13,545	13,452	13,615	13,385
02/28/2002	13,764	13,663	13,830	13,588
03/31/2002	13,655	13,547	13,715	13,504
04/30/2002	14,057	13,937	14,113	13,873
05/31/2002	14,294	14,164	14,346	14,093
06/30/2002	14,489	14,349	14,535	14,293
07/31/2002	14,707	14,557	14,749	14,528
08/31/2002	15,249	15,082	15,284	15,049
09/30/2002	15,587	15,408	15,619	15,428
10/31/2002	15,113	14,939	15,144	15,016
11/30/2002	15,154	14,969	15,177	15,005
12/31/2002	15,713	15,511	15,730	15,510
01/31/2003	15,797	15,583	15,805	15,627
02/28/2003	16,337	16,106	16,340	16,212
03/31/2003	16,041	15,805	16,037	15,949
04/30/2003	16,006	15,761	15,996	15,908
05/31/2003	16,781	16,514	16,763	16,663
06/30/2003	16,633	16,359	16,609	16,493
07/31/2003	15,845	15,572	15,814	15,731
08/31/2003	16,155	15,866	16,117	16,013
09/30/2003	16,738	16,430	16,693	16,543
10/31/2003	16,777	16,458	16,724	16,633
11/30/2003	16,787	16,459	16,728	16,643
12/31/2003	16,972	16,630	16,905	16,813
01/31/2004	17,163	16,808	17,089	17,006
02/29/2004	17,567	17,203	17,484	17,398
03/31/2004	17,842	17,473	17,752	17,677
04/30/2004	17,020	16,668	16,926	16,819
05/31/2004	17,290	16,933	17,188	17,122
06/30/2004	17,294	16,936	17,185	17,130
07/31/2004	17,482	17,121	17,364	17,290
08/31/2004	17,914	17,544	17,786	17,753
09/30/2004	17,941	17,570	17,805	17,788
10/31/2004	18,138	17,763	17,994	17,966
11/30/2004	18,151	17,776	17,999	17,923
12/31/2004	18,447	18,066	18,284	18,236
01/31/2005	18,386	18,006	18,216	18,237
02/28/2005	18,333	17,954	18,156	18,159
03/31/2005	18,377	17,997	18,192	18,176

Sector Breakdown*

U.S. Treasury Obligations	89.7%
Short-Term Instruments	2.6%
Foreign Currency-Denominated Issues	2.3%
Other	5.4%

*	% of total investments as of March 31, 2005

03.31.05  |  PIMCO Funds Annual Report  9

A REAL RETURN STRATEGY FUND

PIMCO RealEstateRealReturn Strategy Fund

•	The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•	For the 12-month period ended March 31, 2005, the Fund’s Class A Shares returned 10.22%, slightly underperforming the 10.27% return of the benchmark Dow Jones Wilshire Real Estate Investment Trust Index.

•	Although REITs displayed some volatility over the 12-month period, the sector performed well overall. Relatively stable interest rates in the middle part of the period, coupled with modestly improving real estate fundamentals, attracted investors in search of yield to the sector.

•	The Fund invested the collateral backing its REIT derivatives positions primarily in TIPS, implementing a “double real™” strategy. This was positive for performance, as TIPS outperformed the financing and transaction costs associated with gaining index exposure.

•	For the 12-month period, 10-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The 12-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 9.05 years on March 31, 2005, compared to a duration of 8.32 years for the Lehman Brothers U.S. TIPS 5+ Index.

•	Longer-than-benchmark duration from TIPS throughout most of the 12-month period was negative to performance, as real yields rose 0.32% for 10-year maturities.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period, whereas U.S. yields rose.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Class A	10.22%	—	—	28.30%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	4.16%	—	—	23.29%
PIMCO RealEstateRealReturn Strategy Fund Class B	9.29%	—	—	27.34%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	5.44%	—	—	24.99%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	8.56%	—	—	27.33%
Dow Jones Wilshire Real Estate Investment Trust Index	10.27%	—	—	—
Lipper Real Estate Fund Average	10.10%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,088.90	$1,084.10	$1,084.10	$1,018.75	$1,015.01	$1,015.01
Expenses Paid During Period	$6.46	$10.34	$10.34	$6.24	$10.00	$10.00

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.99% for Class B, 1.99% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO RealEstateRealReturn Strategy A	PIMCO RealEstateRealReturn Strategy B	PIMCO RealEstateRealReturn Strategy C	Wilshire Real Estate Investment Trust Index
10/31/2003	9,450	10,000	10,000	10,000
11/30/2003	9,871	10,436	10,436	10,436
12/31/2003	10,269	10,856	10,851	10,768
01/31/2004	10,803	11,420	11,416	11,199
02/29/2004	11,246	11,878	11,873	11,383
03/31/2004	12,105	12,783	12,775	12,067
04/30/2004	9,705	10,235	10,236	10,302
05/31/2004	10,637	11,210	11,211	11,089
06/30/2004	10,935	11,520	11,521	11,414
07/31/2004	11,048	11,627	11,628	11,473
08/31/2004	12,291	12,940	12,930	12,420
09/30/2004	12,252	12,886	12,879	12,361
10/31/2004	13,006	13,672	13,665	13,047
11/30/2004	13,555	14,239	14,232	13,632
12/31/2004	14,537	15,260	15,252	14,340
01/31/2005	13,211	13,864	13,857	13,080
02/28/2005	13,528	14,183	14,176	13,491
03/31/2005	13,341	13,970	13,963	13,306

Sector Breakdown*

U.S. Treasury Obligations**	90.3%
Short-Term Instruments	6.4%
Foreign Currency-Denominated Issues	1.2%
Other	2.1%

*	% of total investments as of March 31, 2005.
**	Primarily Treasury Inflation Protected Securities (TIPS) serving as collateral for real estate-linked derivative positions.

10  PIMCO Funds Annual Report  |  03.31.05

AN INDEXPLUS STOCK FUND

PIMCO StocksPLUS Fund

•	The Fund seeks total return which exceeds that of the S&P 500 Index by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed income instruments.

•	For the 12-month period ended March 31, 2005, the S&P 500 Index delivered a total return of 6.69%. The Fund’s Class A shares underperformed the Index, posting a total return of 5.39% for the same period.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty

•	The increase in short-term U.S. rates detracted from performance although the incremental yield from a longer relative duration partially offset this significant negative price impact.

•	Exposure to European interest rates, with an emphasis on the short end of the yield curve, boosted relative returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Real return holdings enhanced overall performance, as real yields increased less than nominal yields and break-even inflation levels widened.

•	Other strategies including holdings of mortgage-backed securities, corporate bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/13/93)
PIMCO StocksPLUS Fund Class A	5.39%	–2.80%	10.79%	10.90%
PIMCO StocksPLUS Fund Class A (adjusted)	2.23%	–3.39%	10.45%	10.61%
PIMCO StocksPLUS Fund Class B	4.46%	–3.52%	10.14%	10.35%
PIMCO StocksPLUS Fund Class B (adjusted)	–0.53%	–3.83%	10.14%	10.35%
PIMCO StocksPLUS Fund Class C (adjusted)	3.82%	–3.27%	10.25%	10.35%
S&P 500 Index	6.69%	–3.16%	10.79%	—
Lipper Large-Cap Core Fund Average	4.02%	–4.47%	8.87%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,062.90	$1,057.50	$1,059.70	$1,019.70	$1,015.96	$1,017.20
Expenses Paid During Period	$5.40	$9.23	$7.96	$5.29	$9.05	$7.80

For each class of the Fund, expenses are equal to the expense ratio for the class (1.05% for Class A, 1.80% for Class B, 1.55% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO StocksPLUS A	PIMCO StocksPLUS B	PIMCO StocksPLUS C	S&P 500 Index
05/31/1993	9,700	10,000	10,000	10,000
06/30/1993	9,749	10,043	10,044	10,029
07/31/1993	9,727	10,015	10,016	9,989
08/31/1993	10,094	10,383	10,397	10,368
09/30/1993	9,993	10,276	10,289	10,288
10/31/1993	10,211	10,487	10,501	10,501
11/30/1993	10,092	10,362	10,376	10,401
12/31/1993	10,271	10,544	10,560	10,527
01/31/1994	10,605	10,880	10,899	10,885
02/28/1994	10,275	10,534	10,550	10,589
03/31/1994	9,818	10,052	10,084	10,128
04/30/1994	9,938	10,175	10,198	10,258
05/31/1994	10,120	10,350	10,384	10,426
06/30/1994	9,902	10,126	10,158	10,170
07/31/1994	10,284	10,510	10,546	10,504
08/31/1994	10,750	10,978	11,018	10,935
09/30/1994	10,563	10,784	10,823	10,668
10/31/1994	10,729	10,942	10,983	10,907
11/30/1994	10,397	10,593	10,642	10,510
12/31/1994	10,529	10,729	10,768	10,666
01/31/1995	10,816	11,009	11,061	10,943
02/28/1995	11,299	11,493	11,550	11,369
03/31/1995	11,603	11,800	11,849	11,705
04/30/1995	11,975	12,165	12,228	12,049
05/31/1995	12,513	12,706	12,774	12,531
06/30/1995	12,783	12,969	13,039	12,822
07/31/1995	13,185	13,375	13,448	13,247
08/31/1995	13,270	13,454	13,528	13,280
09/30/1995	13,829	14,006	14,096	13,841
10/31/1995	13,801	13,971	14,061	13,791
11/30/1995	14,461	14,624	14,720	14,397
12/31/1995	14,736	14,892	15,003	14,674
01/31/1996	15,259	15,421	15,522	15,174
02/29/1996	15,296	15,448	15,550	15,314
03/31/1996	15,494	15,638	15,755	15,462
04/30/1996	15,683	15,818	15,938	15,690
05/31/1996	16,039	16,165	16,288	16,094
06/30/1996	16,187	16,304	16,428	16,156
07/31/1996	15,429	15,537	15,655	15,442
08/31/1996	15,750	15,850	15,985	15,768
09/30/1996	16,667	16,760	16,902	16,655
10/31/1996	17,194	17,277	17,426	17,114
11/30/1996	18,466	18,544	18,706	18,408
12/31/1996	18,067	18,134	18,292	18,043
01/31/1997	19,177	19,218	19,402	19,171
02/28/1997	19,303	19,345	19,548	19,321
03/31/1997	18,446	18,461	18,657	18,527
04/30/1997	19,573	19,591	19,797	19,633
05/31/1997	20,812	20,817	21,036	20,828
06/30/1997	21,667	21,667	21,886	21,761
07/31/1997	23,438	23,407	23,661	23,493
08/31/1997	22,170	22,122	22,378	22,177
09/30/1997	23,311	23,261	23,519	23,392
10/31/1997	22,554	22,505	22,755	22,610
11/30/1997	23,474	23,394	23,670	23,657
12/31/1997	23,908	23,810	24,101	24,063
01/31/1998	24,214	24,115	24,409	24,329
02/28/1998	25,842	25,702	26,032	26,084
03/31/1998	27,128	26,971	27,305	27,420
04/30/1998	27,457	27,279	27,617	27,695
05/31/1998	26,897	26,701	27,053	27,219
06/30/1998	27,943	27,723	28,097	28,325
07/31/1998	27,633	27,393	27,763	28,023
08/31/1998	23,394	23,188	23,513	23,972
09/30/1998	25,186	24,932	25,288	25,507
10/31/1998	27,178	26,912	27,273	27,582
11/30/1998	28,722	28,408	28,806	29,254
12/31/1998	30,537	30,167	30,623	30,940
01/31/1999	31,560	31,159	31,631	32,233
02/28/1999	30,493	30,100	30,558	31,232
03/31/1999	31,765	31,340	31,808	32,481
04/30/1999	33,013	32,556	33,062	33,739
05/31/1999	32,145	31,670	32,166	32,943
06/30/1999	34,003	33,479	34,015	34,771
07/31/1999	32,881	32,344	32,865	33,685
08/31/1999	32,700	32,143	32,685	33,518
09/30/1999	31,954	31,407	31,939	32,600
10/31/1999	33,990	33,398	33,958	34,663
11/30/1999	34,534	33,889	34,481	35,367
12/31/1999	36,488	35,807	36,422	37,451
01/31/2000	34,620	33,935	34,525	35,570
02/29/2000	34,066	33,361	33,972	34,896
03/31/2000	37,248	36,470	37,115	38,310
04/30/2000	36,082	35,322	35,949	37,157
05/31/2000	35,339	34,537	35,180	36,394
06/30/2000	36,187	35,366	36,042	37,292
07/31/2000	35,706	34,896	35,534	36,708
08/31/2000	38,084	37,220	37,882	38,988
09/30/2000	35,989	35,173	35,795	36,930
10/31/2000	35,802	34,990	35,580	36,774
11/30/2000	33,106	32,355	32,862	33,875
12/31/2000	33,374	32,617	33,128	34,040
01/31/2001	34,652	33,867	34,374	35,248
02/28/2001	31,430	30,717	31,156	32,034
03/31/2001	29,311	28,647	29,069	30,005
04/30/2001	31,574	30,858	31,272	32,336
05/31/2001	31,865	31,142	31,591	32,553
06/30/2001	31,151	30,445	30,843	31,761
07/31/2001	30,886	30,186	30,580	31,448
08/31/2001	28,953	28,296	28,651	29,479
09/30/2001	26,492	25,891	26,224	27,099
10/31/2001	27,135	26,520	26,838	27,616
11/30/2001	29,070	28,411	28,708	29,734
12/31/2001	29,311	28,647	28,941	29,995
01/31/2002	28,960	28,303	28,591	29,557
02/28/2002	28,520	27,873	28,150	28,987
03/31/2002	29,563	28,893	29,161	30,077
04/30/2002	27,872	27,240	27,478	28,254
05/31/2002	27,666	27,039	27,272	28,046
06/30/2002	25,710	25,127	25,325	26,048
07/31/2002	23,545	23,011	23,200	24,018
08/31/2002	23,960	23,416	23,583	24,176
09/30/2002	21,379	20,894	21,015	21,549
10/31/2002	23,308	22,779	22,963	23,446
11/30/2002	24,671	24,112	24,290	24,824
12/31/2002	23,391	22,860	22,981	23,366
01/31/2003	22,848	22,330	22,473	22,754
02/28/2003	22,576	22,064	22,203	22,412
03/31/2003	22,818	22,300	22,412	22,629
04/30/2003	24,655	24,095	24,207	24,495
05/31/2003	25,978	25,389	25,493	25,785
06/30/2003	26,243	25,648	25,758	26,113
07/31/2003	26,577	25,974	26,059	26,574
08/31/2003	27,122	26,507	26,599	27,092
09/30/2003	26,945	26,334	26,394	26,804
10/31/2003	28,381	27,738	27,787	28,321
11/30/2003	28,626	27,976	27,999	28,570
12/31/2003	30,146	29,462	29,494	30,068
01/31/2004	30,679	29,983	30,025	30,620
02/29/2004	31,152	30,445	30,460	31,046
03/31/2004	30,672	29,976	29,982	30,577
04/30/2004	30,055	29,374	29,340	30,097
05/31/2004	30,413	29,723	29,692	30,510
06/30/2004	30,957	30,255	30,230	31,104
07/31/2004	29,945	29,266	29,226	30,074
08/31/2004	30,140	29,456	29,387	30,196
09/30/2004	30,414	29,724	29,651	30,523
10/31/2004	30,913	30,212	30,144	30,989
11/30/2004	32,143	31,414	31,295	32,243
12/31/2004	33,214	32,460	32,337	33,340
01/31/2005	32,333	31,600	31,470	32,528
02/28/2005	32,977	32,229	32,072	33,212
03/31/2005	32,327	31,594	31,424	32,624

Sector Breakdown*

Short-Term Instruments**	53.0%
Corporate Bonds & Notes	11.4%
Foreign Currency-Denominated Issues	9.3%
U.S. Treasury Obligations	8.2%
U.S. Government Agencies	6.6%
Mortgage-Backed Securities	5.0%
Other	6.5%

*	% of total investments as of March 31, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

03.31.05  |  PIMCO Funds Annual Report  11

AN INDEXPLUS STOCK FUND

PIMCO StocksPLUS Total Return Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a low to intermediate duration portfolio of fixed income instruments.

•	For the 12-month period ended March 31, 2005, the S&P 500 Index delivered a total return of 6.69%. The Fund’s Class A Shares underperformed the S&P 500 Index by posting a total return of 6.24% for the same period.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty.

•	Although the Fund captured additional yield by maintaining a broader exposure to the yield curve and a longer portfolio duration, the Fund experienced significant negative price performance as rates increased along the U.S. yield curve.

•	Negative price performance associated with an increase in most U.S rates was tempered by holding a diversified maturity mix, including significant interest rate exposure in securities longer than five years that benefited from a flattening of the U.S. yield curve.

•	Interest rate exposure in Europe helped performance, as rates were more stable in Europe than in the U.S.

•	Other strategies including holdings of mortgage-backed securities, real return bonds, and a modest exposure to emerging markets enhanced performance and provided diversification.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (06/28/02)
PIMCO StocksPLUS Total Return Fund Class A	6.24%	—	—	11.53%
PIMCO StocksPLUS Total Return Fund Class A (adjusted)	2.25%	—	—	10.00%
PIMCO StocksPLUS Total Return Fund Class B	5.42%	—	—	10.58%
PIMCO StocksPLUS Total Return Fund Class B (adjusted)	1.92%	—	—	9.97%
PIMCO StocksPLUS Total Return Fund Class C (adjusted)	4.41%	—	—	10.61%
S&P 500 Index	6.69%	—	—	—
Lipper Large-Cap Core Fund Average	4.02%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 or more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,059.10	$1,055.00	$1,055.00	$1,019.00	$1,015.26	$1,015.26
Expenses Paid During Period	$6.11	$9.94	$9.94	$5.99	$9.75	$9.75

For each class of the Fund, expenses are equal to the expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO StocksPLUS Total Return A	PIMCO StocksPLUS Total Return B	PIMCO StocksPLUS Total Return C	S&P 500 Index
06/30/2002	9,550	10,000	10,000	10,000
07/31/2002	8,954	9,370	9,370	9,221
08/31/2002	9,046	9,461	9,461	9,282
09/30/2002	8,131	8,498	8,498	8,273
10/31/2002	8,837	9,231	9,231	9,001
11/30/2002	9,361	9,773	9,773	9,530
12/31/2002	9,027	9,419	9,419	8,970
01/31/2003	8,706	9,078	9,078	8,735
02/28/2003	8,683	9,050	9,050	8,604
03/31/2003	8,773	9,138	9,138	8,688
04/30/2003	9,503	9,893	9,893	9,404
05/31/2003	10,164	10,575	10,575	9,899
06/30/2003	10,284	10,694	10,694	10,025
07/31/2003	10,357	10,763	10,763	10,202
08/31/2003	10,550	10,954	10,963	10,401
09/30/2003	10,517	10,903	10,905	10,291
10/31/2003	11,106	11,484	11,487	10,873
11/30/2003	11,145	11,514	11,516	10,968
12/31/2003	11,787	12,173	12,175	11,544
01/31/2004	12,036	12,432	12,434	11,755
02/29/2004	12,296	12,681	12,694	11,919
03/31/2004	12,146	12,515	12,528	11,739
04/30/2004	11,777	12,131	12,133	11,555
05/31/2004	11,947	12,297	12,300	11,713
06/30/2004	12,183	12,524	12,538	11,941
07/31/2004	11,853	12,182	12,186	11,546
08/31/2004	12,063	12,389	12,404	11,593
09/30/2004	12,182	12,503	12,518	11,718
10/31/2004	12,422	12,752	12,757	11,897
11/30/2004	12,862	13,187	13,192	12,379
12/31/2004	13,333	13,661	13,666	12,800
01/31/2005	13,001	13,316	13,322	12,488
02/28/2005	13,198	13,509	13,515	12,751
03/31/2005	12,903	13,191	13,205	12,525

Sector Breakdown*

Short-Term Instruments**	55.1%
U.S. Government Agencies	22.8%
U.S. Treasury Obligations	8.1%
Asset-Backed Securities	4.0%
Other	10.0%

*	% of total investments as of March 31, 2005.
**	Primarily serving as collateral for equity-linked derivative positions.

12  PIMCO Funds Annual Report  |  03.31.05

Schedule of Investments

All Asset Fund (a)

March 31, 2005

	Shares	Value (000s)
PIMCO FUNDS (b) 99.1%
CommodityRealReturn Strategy	24,395,225	$397,398
Convertible	3,543,629	42,311
Emerging Markets Bond	65,655,803	694,638
European Convertible	8,749,787	108,410
Floating Income	51,962,351	528,457
Foreign Bond (Unhedged)	35,066,195	379,767
GNMA	33,921,112	373,471
High Yield	38,617,680	374,592
International StocksPLUS TR Strategy	18,776,276	195,837
Long-Term U.S. Government	9,740,995	104,911
Low Duration	1,093,935	11,060
Real Return	41,134,055	469,751
Real Return Asset	41,155,235	494,686
RealEstateRealReturn Strategy	36,940,067	343,912
StocksPLUS	23,256,754	225,358
StocksPLUS Total Return	20,653,230	255,480
Total Return	27,264,370	288,184
Total Return Mortgage	35,112,375	372,893

Total Investments 99.1% (Cost $5,601,197)		$5,661,116
Other Assets and Liabilities (Net) 0.9%		49,349

Net Assets 100.0%		$5,710,465

Notes to Schedule of Investments:

(a)	The Fund is investing in shares of affiliated Funds.
(b)	Institutional Class shares of each PIMCO Fund.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  13

Schedule of Investments

CommodityRealReturn Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 0.9%

Banking & Finance 0.8%

Ford Motor Credit Co.
3.100% due 07/18/2005 (a)		$3,100	$3,094
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		5,300	5,303
3.695% due 05/18/2006 (a)		20,100	19,672
3.560% due 01/16/2007 (a)		23,600	22,625
Pemex Project Funding Master Trust
7.375% due 12/15/2014		250	268
8.625% due 02/01/2022		200	228
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)		2,000	2,063
6.060% due 07/03/2008 (a)		1,240	1,047
Residential Reinsurance Ltd.
7.860% due 06/08/2006 (a)		500	488
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		5,000	5,000
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		2,200	2,204

			62,090

Industrials 0.1%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		100	101
Pemex Project Funding Master Trust
9.250% due 03/30/2018		8,300	10,001

			10,102

Utilities 0.0%

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	107

Total Corporate Bonds & Notes (Cost $73,484)			72,299

MUNICIPAL BONDS & NOTES 0.2%

Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,200	1,220
California County, California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		1,600	1,574
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		3,190	3,456
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		1,600	1,733
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	1,128
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042		445	446
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		2,300	2,417
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	1,204
South Carolina State Tobacco Securitization Agency
Revenue Bonds, Series 2001-B
6.375% due 05/15/2028		1,000	1,017
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		3,340	3,482

Total Municipal Bonds & Notes (Cost $16,138)			17,677

U.S. GOVERNMENT AGENCIES 0.1%

Freddie Mac
7.500% due 10/25/2043		7,076	7,606

Total U.S. Government Agencies (Cost $7,697)			7,606

U.S. TREASURY OBLIGATIONS 100.0%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		659,491	692,544
3.625% due 01/15/2008		260,349	280,082
3.875% due 01/15/2009		321,913	355,107
4.250% due 01/15/2010		509,062	579,649
3.500% due 01/15/2011		327,032	365,428
3.375% due 01/15/2012		5,101	5,726
3.000% due 07/15/2012		1,187,949	1,307,815
1.875% due 07/15/2013		445,509	453,416
2.000% due 01/15/2014		818,582	838,128
2.000% due 07/15/2014		961,451	982,351
1.625% due 01/15/2015		74,999	73,915
2.375% due 01/15/2025		778,745	837,887
3.625% due 04/15/2028		454,528	651,864
3.875% due 04/15/2029		461,975	635,471
3.375% due 04/15/2032		26,857	35,650

Total U.S. Treasury Obligations (Cost $8,041,044)			8,095,033

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		4,300	4,293
6.410% due 01/01/2006 (a)		4,300	4,300
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		2,640	2,641

Total Asset-Backed Securities (Cost $11,240)			11,234

SOVEREIGN ISSUES 1.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		120	120
3.125% due 04/15/2009 (a)		53	52
11.000% due 01/11/2012		4,000	4,540
3.125% due 04/15/2012 (a)		6,971	6,585
8.000% due 04/15/2014		21,336	21,256
11.000% due 08/17/2040		200	223
Russian Federation
10.000% due 06/26/2007		4,000	4,409
8.250% due 03/31/2010 (a)		11,200	12,092
5.000% due 03/31/2030 (a)		29,700	30,457
United Mexican States
6.375% due 01/16/2013		1,200	1,248

Total Sovereign Issues (Cost $98,531)			80,982

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 1.2%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	25,764	25,792
Kingdom of Spain
5.750% due 07/30/2032	EC	5,000	8,208
Pylon Ltd.
3.635% due 12/18/2008 (a)		2,600	3,472
6.035% due 12/22/2008 (a)		4,300	5,767
Republic of France
3.000% due 07/25/2012 (b)		10,563	15,469
3.150% due 07/25/2032 (b)		1,036	1,742
5.750% due 10/25/2032		14,900	24,462
Republic of Germany
6.250% due 01/04/2030		5,100	8,815
Republic of Italy
2.150% due 09/15/2014 (b)		4,094	5,613

Total Foreign Currency-Denominated Issues (Cost $77,025)			99,340

SHORT-TERM INSTRUMENTS 3.9%

Commercial Paper 1.7%

Freddie Mac
2.970% due 06/28/2005		45,749	45,410
UBS Finance, Inc.
2.830% due 04/01/2005		90,400	90,400

			135,810

Repurchase Agreements 0.6%

UBS Warburg LLC
2.400% due 04/01/2005		38,000	38,000
(Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 05/15/2007-08/15/2009 valued at $38,774. Repurchase proceeds are $38,003.)
State Street Bank
2.400% due 04/01/2005		15,883	15,883
(Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.500% due 07/15/2005 valued at $16,202. Repurchase proceeds are $15,884.)

			53,883

U.S. Treasury Bills 1.6%

2.683% due 05/05/2005-06/16/2005 (c)(d)(f)		128,895	128,186

Total Short-Term Instruments (Cost $317,941)			317,879

Total Investments (e) 107.5% (Cost $8,643,100)			$8,702,050

Written Options (h) (0.0%) (Premiums $1,497)			(879)

Other Assets and Liabilities (Net) (7.5%)			(603,381)

Net Assets 100.0%			$8,097,790

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $46,733 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $9,727 were valued with reference to securities whose prices are more readily obtainable.

14  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(f)	Securities with an aggregate market value of $16,162 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	916	$(1,777)
Euro-Bund 10-Year Note Long Futures	06/2005	1,876	2,461
U.S. Treasury 10-Year Note Long Futures	06/2005	6,595	(1,332)
U.S. Treasury 30-Year Bond Long Futures	06/2005	1,082	247

			$(401)

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	7,000	$53
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		8,800	68
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	32,000	27
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	31,500	1,936
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		35,000	2,410
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$364,700	4,930
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		150,000	1,967
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		353,400	7,480
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		105,800	1,840
Lehman Brothers, Inc.	3-month USD LIBOR	Receive	4.000%	06/15/2007		24,700	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		142,200	3,067
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		39,200	675
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		63,150	(122)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		303,400	5,135

							$29,466

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	Notional Amount	Unrealized Appreciation
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	$1,973,300	$9,253
AIG International Inc.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	342,200	1,238
Barclays Bank PLC	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	2,019,100	9,532
J.P. Morgan Chase & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	605,200	2,852
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	2,040,300	9,636
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	25,000	118
Morgan Stanley Dean Witter & Co.	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	40,000	189
Societe Generale	Dow Jones - AIG Commodity Index Total Return	3-month U.S. Treasury Bill rate plus a specified spread	04/22/2005	952,200	4,515

					$37,333

Credit Default Swaps

Counterparty	Reference Entity	Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	$5,000	$0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	8,000	22
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	2,000	0

						$22

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  15

Schedule of Investments (Cont.)

CommodityRealReturn Strategy Fund

March 31, 2005

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	949	$145	$30
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	2,333	443	182
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	3,282	909	667

				$1,497	$879

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.000	11/15/2007	$1,000	$978	$977
U.S. Treasury Note	4.750	05/15/2014	110,200	112,301	113,218

				$113,279	$114,195

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	26,399	04/2005	$87	$0	$87
Buy	EC	19,003	04/2005	36	0	36
Sell		69,846	04/2005	1,650	(37)	1,613
Buy	JY	7,636,269	04/2005	0	(1,472)	(1,472)
Buy	PZ	2,691	06/2005	0	(14)	(14)
Buy	RR	23,047	06/2005	0	(11)	(11)
Buy	SV	24,606	06/2005	0	(16)	(16)

				$1,773	$(1,550)	$223

16  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

International StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.3%

Banking & Finance 1.4%

Banque Centrale De Tunisie
7.375% due 04/25/2012	$39	$43
Ford Motor Credit Co.
4.000% due 03/21/2007 (a)	1,100	1,103
General Motors Acceptance Corp.
3.920% due 10/20/2005 (a)	1,000	998
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	900	905

		3,049

Industrials 1.1%

Cox Communications, Inc.
3.550% due 12/14/2007 (a)	500	503
DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)	900	902
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	400	409
Smurfit Capital Funding PLC
6.750% due 11/20/2005	400	403

		2,217

Utilities 0.8%

Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	50	50
SBC Communications, Inc.
4.125% due 09/15/2009	500	487
4.250% due 06/05/2021	1,000	1,002
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	225	225

		1,764

Total Corporate Bonds & Notes (Cost $7,054)		7,030

MUNICIPAL BONDS & NOTES 1.7%

Akron, Ohio Community Learning Centers Income Tax Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 12/01/2033	70	72
Austin, Texas State University Systems Financing Revenue Bonds, Series 2004
5.000% due 03/15/2030	1,020	1,052
5.000% due 03/15/2034	1,020	1,049
California State Economic Recovery General Obligation
Bonds, (MBIA Insured), Series 2005
7.630% due 07/01/2012 (a)	150	175
Dallas, Texas Independant School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2026	100	103
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,020	1,046

Total Municipal Bonds & Notes (Cost $3,454)		3,497

U.S. GOVERNMENT AGENCIES 37.1%

Fannie Mae
2.890% due 07/15/2025 (a)	1,721	1,722
2.940% due 05/25/2034 (a)	459	458
2.970% due 03/25/2034 (a)	165	165
3.100% due 08/25/2030 (a)	507	507
3.500% due 05/25/2009-04/25/2017 (c)	978	976
3.875% due 11/25/2023 (a)	350	365
4.000% due 08/25/2009	1,939	1,944
4.375% due 04/25/2024 (a)	412	425
4.456% due 09/01/2031 (a)	8	8
5.000% due 04/25/2014-05/12/2035 (c)	14,649	14,613
5.500% due 11/01/2033-04/13/2035 (c)	42,932	43,005
5.567% due 07/01/2032 (a)	285	286
Freddie Mac
2.750% due 02/15/2012	1,944	1,933
3.010% due 10/15/2020 (a)	1,882	1,884
3.210% due 05/15/2029 (a)	147	148
3.500% due 03/15/2010	1,912	1,913
5.000% due 04/15/2034	500	489
5.500% due 08/15/2030-04/15/2034 (c)	5,243	5,254
7.500% due 10/25/2043	71	76
Government National Mortgage Association
3.220% due 03/16/2032 (a)	89	89
4.125% due 11/20/2024 (a)	219	223
6.000% due 09/16/2028	1,752	1,761

Total U.S. Government Agencies (Cost $78,426)		78,244

U.S. TREASURY OBLIGATIONS 7.5%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	843	885
1.875% due 07/15/2013	3,738	3,804
2.000% due 07/15/2014	6,576	6,719
U.S. Treasury Bonds
6.000% due 02/15/2026	1,300	1,487
6.125% due 11/15/2027	200	234
U.S. Treasury Notes
1.625% due 04/30/2005	500	500
3.000% due 12/31/2006	2,300	2,271

Total U.S. Treasury Obligations (Cost $16,011)		15,900

MORTGAGE-BACKED SECURITIES 5.3%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	1,100	1,101
Bank of America Mortgage Securities
3.300% due 01/25/2034 (a)	434	436
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	700	701
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (a)	991	991
3.140% due 04/25/2035 (a)	1,088	1,089
Countrywide Home Loans, Inc.
3.120% due 04/25/2034 (a)	62	61
3.130% due 08/25/2034 (a)	456	456
First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035 (a)	1,082	1,085
First Republic Mortgage Loan Trust
3.160% due 11/15/2031 (a)	402	406
GSRPM Mortgage Loan Trust
3.550% due 01/25/2032 (a)	76	77
Residential Accredit Loans, Inc.
3.250% due 03/25/2033 (a)	388	389
Residential Asset Securitization Trust
3.250% due 05/25/2033 (a)	688	690
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	1,379	1,379
2.997% due 01/25/2045 (a)	988	990
Washington Mutual, Inc.
3.007% due 01/25/2045 (a)	989	990
Wells Fargo Mortgage-Backed Securities Trust
3.541% due 09/25/2034 (a)	242	241

Total Mortgage-Backed Securities (Cost $11,078)		11,082

ASSET-BACKED SECURITIES 10.1%

Ameriquest Mortgage Securities, Inc.
3.140% due 06/25/2031 (a)	47	47
3.260% due 02/25/2033 (a)	60	61
3.410% due 06/25/2034 (a)	402	403
2.980% due 08/25/2034 (a)	71	71
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	6	6
Asset-Backed Funding Certificates
2.980% due 07/25/2034 (a)	472	472
Bank One Issuance Trust
2.860% due 10/15/2008 (a)	1,000	1,001
Carrington Mortgage Loan Trust
3.000% due 08/25/2034 (a)	369	369
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)	303	303
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)	430	430
3.040% due 09/25/2021 (a)	915	915
3.040% due 10/25/2021 (a)	623	624
2.990% due 09/25/2022 (a)	356	356
2.960% due 08/25/2023 (a)	236	236
3.000% due 10/25/2023 (a)	901	902
3.010% due 01/25/2035 (a)	591	591
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)	61	61
2.940% due 03/25/2034 (a)	115	115
2.980% due 10/25/2034 (a)	622	622
3.020% due 11/25/2034 (a)	835	835
GSAMP Trust
3.140% due 03/25/2034 (a)	498	498
3.030% due 10/01/2034 (a)	718	718
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	202	202
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)	470	470
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	274	274
3.170% due 06/25/2033 (a)	292	293
Merrill Lynch Mortgage Investors, Inc.
3.190% due 02/25/2034 (a)	106	106
2.970% due 01/25/2035 (a)	87	87
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	70	70
2.980% due 04/25/2034 (a)	464	465
Nelnet Student Loan Trust
2.690% due 04/25/2011 (a)	552	552
Option One Mortgage Loan Trust
2.960% due 05/25/2034 (a)	145	145
Park Place Securities, Inc.
3.010% due 02/25/2035 (a)	876	876
Renaissance Home Equity Loan Trust
3.050% due 07/25/2034 (a)	458	458
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)	171	171
2.990% due 04/25/2026 (a)	595	596
Residential Asset Securities Corp.
2.980% due 04/25/2013 (a)	400	400
2.970% due 06/25/2025 (a)	257	257
3.080% due 09/25/2031 (a)	25	25
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)	96	96
Sears Credit Account Master Trust
2.940% due 08/18/2009 (a)	1,000	1,001
3.190% due 11/17/2009 (a)	1,000	1,003
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	2,196	2,197
Structured Asset Securities Corp.
3.350% due 05/25/2032 (a)	132	132
Terwin Mortgage Trust
2.980% due 09/25/2034 (a)	394	394

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  17

Schedule of Investments (Cont.)

International StocksPLUS TR Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)		$61	$61
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		660	660
3.020% due 09/25/2034 (a)		740	741

Total Asset-Backed Securities (Cost $21,356)			21,368

SOVEREIGN ISSUES 3.5%

Hong Kong Government International Bond
5.125% due 08/01/2014		500	505
Republic of Brazil
3.125% due 04/15/2009 (a)		212	207
8.840% due 06/29/2009 (a)		440	491
14.500% due 10/15/2009		80	101
8.000% due 04/15/2014		947	943
Republic of Panama
9.625% due 02/08/2011		429	487
Republic of Peru
9.125% due 02/21/2012		437	494
9.875% due 02/06/2015		360	418
Russian Federation
8.750% due 07/24/2005		1,300	1,322
8.250% due 03/31/2010 (a)		240	259
5.000% due 03/31/2030 (a)		1,530	1,569
United Mexican States
10.375% due 02/17/2009		562	666

Total Sovereign Issues (Cost $7,475)			7,462

FOREIGN CURRENCY - DENOMINATED ISSUES (j) 1.8%

Kingdom of Spain
5.750% due 07/30/2032	EC	600	985
Republic of France
5.750% due 10/25/2032		800	1,313
Republic of Germany
6.500% due 07/04/2027		900	1,579

Total Foreign Currency-Denominated Issues (Cost $3,908)			3,877

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
Strike @ 93.750 Exp. 12/19/2005		37	0
Strike @ 94.000 Exp. 12/19/2005		217	1
Eurodollar June Futures (CME)
Strike @ 92.500 Exp. 06/13/2005		44	0
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		62	1
Strike @ 94.375 Exp. 09/19/2005		36	0

Total Purchased Put Options (Cost $4)			2

	Shares

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		5,628	313

Total Preferred Stock (Cost $281)			313

EXCHANGE-TRADED FUNDS 2.7%

iShares MSCI EAFE Trust		35,412	5,626

Total Exchange-Traded Funds (Cost $5,629)			5,626

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 51.5%

Certificates of Deposit 2.5%

Bank of America, N.A.
2.610% due 04/20/2005		$5,200	5,200

Commercial Paper 41.9%
Anz (Delaware), Inc.
2.720% due 05/23/2005		6,000	5,976
2.830% due 05/31/2005		700	696
Bank of Ireland
2.530% due 04/11/2005		5,700	5,696
2.505% due 04/21/2005		600	599
Barclays U.S. Funding Corp.
2.515% due 04/05/2005		200	200
2.665% due 05/02/2005		100	100
2.685% due 05/24/2005		4,100	4,084
CBA (de) Finance
2.675% due 05/09/2005		1,800	1,795
CDC IXIS Commercial Paper, Inc.
2.560% due 04/22/2005		1,200	1,198
2.740% due 06/03/2005		3,300	3,283
2.810% due 06/08/2005		2,100	2,088
Danske Corp.
2.375% due 04/01/2005		5,200	5,200
2.650% due 05/23/2005		100	100
2.725% due 06/06/2005		100	99
Fannie Mae
2.482% due 05/25/2005		1,400	1,394
2.681% due 05/25/2005		700	697
2.627% due 06/01/2005		2,500	2,487
2.732% due 06/01/2005		3,300	3,283
2.664% due 06/13/2005		2,200	2,187
2.683% due 06/13/2005		5,900	5,864
2.790% due 07/20/2005		5,900	5,844
Ford Motor Credit Co.
2.470% due 04/04/2005		500	500
ForeningsSparbanken AB
2.840% due 06/01/2005		2,200	2,189
Freddie Mac
2.720% due 05/04/2005		1,600	1,596
2.717% due 06/14/2005		3,100	3,081
2.920% due 06/30/2005		3,100	3,076
2.939% due 08/01/2005		200	198
2.943% due 08/01/2005		200	198
3.020% due 08/09/2005		2,200	2,175
General Electric Capital Corp.
2.540% due 04/12/2005		3,200	3,197
2.780% due 05/24/2005		2,800	2,788
2.840% due 06/01/2005		700	696
General Motors Acceptance Corp.
2.495% due 04/05/2005		900	900
HBOS Treasury Services PLC
2.870% due 06/07/2005		1,500	1,492
Nordea North America, Inc.
2.450% due 04/04/2005		300	300
Skandinaviska Enskilda Banken AB (SEB)
2.600% due 05/10/2005		800	798
2.760% due 05/17/2005		5,800	5,779
UBS Finance, Inc.
2.565% due 05/06/2005		800	798
2.730% due 06/02/2005		200	199
2.810% due 06/15/2005		200	199
2.835% due 06/22/2005		1,900	1,887
3.020% due 07/22/2005		3,400	3,367

			88,283

Repurchase Agreement 1.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.520% due 07/22/2005 valued at $3,662. Repurchase proceeds are $3,590.)		3,590	3,590

U.S. Treasury Bills 5.4%

2.670% due 05/05/2005-06/16/2005 (c)(d)(f)		11,495	11,438

Total Short-Term Instruments (Cost $108,533)			108,511

Total Investments (e) 124.7% (Cost $263,209)			$262,912

Written Options (h) (0.0%) (Premiums $92)			(79)

Other Assets and Liabilities (Net) (24.7%)			(52,005)

Net Assets 100.0%			$210,828

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $ 6,715 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $2,174 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $ 1,984 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	79	$(73)
Eurodollar September Long Futures	09/2005	83	(131)
Eurodollar December Long Futures	12/2005	323	(227)
Eurodollar December Long Futures	12/2006	11	10
Euro-Bund 10-Year Note Long Futures	06/2005	4	4
Government of Japan 10-Year Note Long Futures	06/2005	2	42
U.S. Treasury 10-Year Note Long Futures	06/2005	712	(484)
U.S. Treasury 30-Year Bond Long Futures	06/2005	75	(142)
U.S. Treasury 5-Year Note Long Futures	06/2005	30	(14)
United Kingdom 10-Year Note Long Futures	06/2005	14	41
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	12/2005	27	19

			$(955)

18  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	600	$9
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	700	51
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	130,000	(58)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Bank of America	3-month USD-LIBOR	Pay	4.000%	06/15/2010		$2,200	(46)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		6,700	156
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010		12,400	(259)
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		7,200	107
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		8,000	192
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		1,700	(27)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		4,000	(72)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		5,700	133
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	6.000%	06/15/2025		3,400	32
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010		4,500	(94)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,300	123

							$179

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$300	$1
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	400	1
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	500	(2)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	400	1

						$1

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Barclays Bank PLC	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	04/20/2005	1,091,100	$(3,960)
Goldman Sachs & Co.	iShares MSCI EAFE Index Fund	1-month USD-LIBOR plus 0.100%	09/20/2005	186,069	(931)

					$(4,891)

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	13	$2	$1
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	61	17	13
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	15	7	5
Put - CBOT U.S. Treasury Bond June Futures	109.000	05/20/2005	22	15	12
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	105	44	43
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	14	5	3
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	13	2	2

				$92	$79

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$400	$391	$395
U.S. Treasury Note	3.875	02/15/2013	600	579	579
U.S. Treasury Note	4.250	11/15/2013	5,800	5,712	5,748

				$6,682	$6,722

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  19

Schedule of Investments (Cont.)

International StocksPLUS TR Strategy Fund

March 31, 2005

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	150	04/2005	$0	$0	$0
Sell		13,751	04/2005	338	0	338
Buy	BP	500	04/2005	10	0	10
Sell		28,368	04/2005	704	0	704
Buy	BR	3,119	09/2005	0	(5)	(5)
Sell	DK	9,589	06/2005	38	0	38
Buy	EC	1,810	04/2005	3	0	3
Sell		59,366	04/2005	2,390	(1)	2,389
Sell	H$	26,871	04/2005	4	0	4
Buy	JY	250,000	04/2005	0	(36)	(36)
Sell		4,570,673	04/2005	881	0	881
Sell	N$	683	04/2005	16	0	16
Sell	NK	8,316	06/2005	28	0	28
Sell	S$	718	04/2005	5	0	5
Buy		450	05/2005	0	(1)	(1)
Sell		2,150	05/2005	9	0	9
Buy	SF	300	06/2005	1	0	1
Sell		16,969	06/2005	360	0	360
Sell	SK	36,189	06/2005	186	0	186

				$4,973	$(43)	$4,930

20  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Real Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 2.7%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,083
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,097
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,588
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	3,140	3,136
3.100% due 07/18/2005 (a)	27,750	27,700
7.600% due 08/01/2005	20,000	20,210
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	9,200	9,204
3.920% due 10/20/2005 (a)	15,000	14,968
3.695% due 05/18/2006 (a)	39,500	38,660
3.560% due 01/16/2007 (a)	18,400	17,640
6.125% due 08/28/2007	870	849
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	1,500	1,498
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	12,073
6.840% due 05/19/2008 (a)	1,500	1,561
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	57,550	59,365
6.060% due 07/03/2008 (a)	14,750	12,452
Pioneer 2002 Ltd.
10.510% due 06/15/2006 (a)	5,000	5,159
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,231
Residential Reinsurance Ltd.
7.810% due 06/01/2005 (a)	18,400	18,493
7.860% due 06/08/2006 (a)	17,600	17,184
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,851
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	50,200	50,195
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	30,200	30,256
Wachovia Corp.
7.550% due 08/18/2005	12,500	12,696

		385,149

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	1,087	1,096
Halliburton Co.
3.450% due 01/26/2007 (a)	8,530	8,530
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,595
8.625% due 02/01/2022	6,900	7,857
9.500% due 09/15/2027	14,850	18,265
SR Wind Ltd.
8.021% due 05/18/2005 (a)	2,000	2,009
8.521% due 05/18/2005 (a)	1,600	1,608
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,408

		64,368

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,057
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,491
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,800
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,956

		61,304

Total Corporate Bonds & Notes (Cost $508,306)		510,821

MUNICIPAL BONDS & NOTES 0.6%

California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,875
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,858
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,749
District of Columbia Tobacco Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,657
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,093
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,523
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,110	4,139
6.250% due 06/01/2033	25,000	25,671
6.625% due 06/01/2040	380	396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,193
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,129
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	866
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,368
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,151
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,124
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	754
6.125% due 06/01/2032	740	743
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,113
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	435	454

Total Municipal Bonds & Notes (Cost $80,157)		84,856

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
6.017% due 10/01/2031 (a)	1,503	1,523
Federal Housing Administration
7.430% due 12/01/2020	107	108
Freddie Mac
6.500% due 01/25/2028	100	104
7.000% due 10/15/2030	696	712
7.500% due 10/25/2043	21,227	22,816
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (c)	2,346	2,456
Housing Urban Development
5.530% due 08/01/2020	6,000	6,162

Total U.S. Government Agencies (Cost $33,995)		33,881

U.S. TREASURY OBLIGATIONS 108.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (d)(f)	1,233,472	1,295,292
3.625% due 01/15/2008	681,617	733,280
3.875% due 01/15/2009	1,472,946	1,624,828
4.250% due 01/15/2010	922,152	1,050,018
0.875% due 04/15/2010	98,302	96,188
3.500% due 01/15/2011	1,113,380	1,244,102
3.375% due 01/15/2012	67,061	75,284
3.000% due 07/15/2012	1,748,097	1,924,483
1.875% due 07/15/2013	704,757	717,265
2.000% due 01/15/2014	1,131,629	1,158,649
2.000% due 07/15/2014	1,361,886	1,391,491
1.625% due 01/15/2015	72,602	71,552
2.375% due 01/15/2025	872,623	938,895
3.625% due 04/15/2028	1,092,611	1,436,548
3.875% due 04/15/2029	1,103,028	1,517,272
3.375% due 04/15/2032	86,265	114,509
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	97

Total U.S. Treasury Obligations (Cost $15,014,733)		15,389,888

MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns Adjustable Rate Mortgage Trust
3.963% due 11/25/2030 (a)	953	951
4.747% due 01/25/2034 (a)	7,844	7,818
4.883% due 01/25/2034 (a)	5,277	5,271
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	748	755
Washington Mutual Mortgage Securities Corp.
3.433% due 02/27/2034 (a)	5,561	5,540

Total Mortgage-Backed Securities (Cost $20,535)		20,335

ASSET-BACKED SECURITIES 0.6%

Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	724	725
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	702	703
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)	23	23
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	2,673	2,674
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	1,407	1,409
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)	36,300	36,298
4.860% due 01/09/2006 (a)	30,700	30,649

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Residential Asset Securities Corp.
3.150% due 01/25/2034 (a)		$1,538	$1,543
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		6,533	6,538

Total Asset-Backed Securities (Cost $80,599)			80,562

SOVEREIGN ISSUES 1.3%

Republic of Brazil
3.063% due 04/15/2006 (a)		3,672	3,671
3.125% due 04/15/2009 (a)		3,230	3,161
11.000% due 01/11/2012		1,600	1,816
8.000% due 04/15/2014		48,576	48,396
11.000% due 08/17/2040		5,300	5,906
Russian Federation
10.000% due 06/26/2007		7,000	7,716
8.250% due 03/31/2010 (a)		23,800	25,694
5.000% due 03/31/2030 (a)		61,100	62,658
United Mexican States
6.375% due 01/16/2013		20,700	21,528
United Mexican States Value Recovery Rights
0.000% due 06/30/2005 (a)		718	10
0.000% due 06/30/2006 (a)		714	19

Total Sovereign Issues (Cost $77,449)			180,575

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.7%

Commonwealth of Canada
4.250% due 12/01/2021 (b)	C$	2,535	2,784
4.000% due 12/01/2031 (b)		9,794	11,349
3.000% due 12/01/2036 (b)		21,828	21,851
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	35,069
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,834
Pylon Ltd.
3.635% due 12/18/2008 (a)		20,750	27,710
6.035% due 12/18/2008 (a)		40,700	54,584
Republic of France
1.600% due 07/25/2011 (b)		6,127	8,214
2.250% due 07/25/2020 (b)		12,062	16,872
3.150% due 07/25/2032 (b)		43,707	73,491
5.750% due 10/25/2032		28,000	45,970
Republic of Germany
5.250% due 01/04/2011		42,500	61,139
6.250% due 01/04/2030		6,600	11,407
Republic of Italy
4.250% due 08/01/2014		1,700	2,306
2.150% due 09/15/2014 (b)		2,047	2,807

Total Foreign Currency-Denominated Issues (Cost $333,278)			386,387

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		279,300	15,519

Total Preferred Stock (Cost $13,965)			15,519

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.2%

Commercial Paper 2.1%

Fannie Mae
2.875% due 06/27/2005		$228,700	227,026
Freddie Mac
2.710% due 06/17/2005		18,590	18,471
General Motors Acceptance Corp.
2.916% due 04/05/2005		5,900	5,898
UBS Finance, Inc.
2.830% due 04/01/2005		44,000	44,000

			295,395

Repurchase Agreements 0.5%

Credit Suisse First Boston
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.650% due 06/16/2005 valued at $49,717 and U.S. Treasury Strips 0.000% due 02/15/2023 valued at $18,632. Repurchase proceeds are $67,004.)		67,000	67,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,263. Repurchase proceeds are $7,120.)		7,120	7,120

			74,120

U.S. Treasury Bills 0.6%

2.624% due 05/05/2005-06/16/2005 (c)(f)		86,595	86,200

Total Short-Term Instruments (Cost $455,840)			455,715

Total Investments (e) 120.8% (Cost $16,729,287)			$17,158,539

Written Options (h) (0.0%) (Premiums $8,091)			(1,612)

Other Assets and Liabilities (Net) (20.8%)			(2,957,357)

Net Assets 100.0%			$14,199,570

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	The average amount of borrowings outstanding during the period ended March 31, 2005 was $130,207 at a weighted average interest rate of 1.62%. On March 31, 2005, securities valued at $131,823 were pledged as collateral for reverse repurchase agreements.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $135,311 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $32,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation
Eurodollar June Long Futures	06/2005	2,437	$(4,642)
Euro-Bund 10-Year Note Long Futures	06/2005	995	1,376
U.S. Treasury 5-Year Note Short Futures	06/2005	2,456	(1,165)
U.S. Treasury 10-Year Note Long Futures	06/2005	20,892	(2,900)
U.S. Treasury 30-Year Bond Long Futures	06/2005	2,281	644

			$(6,687)

22  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$99
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	123
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	156
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	132
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	13,492
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		98,200	6,034
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	112
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		83,500	5,748
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	144
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	800
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	210
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$637,200	9,868
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	06/15/2007		350,000	3,939
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,000	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		3,900	51
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		9,000	188
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		591,100	13,011
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		116,600	1,737
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		1,536,000	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		273,700	5,754
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		372,300	9,317
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005		10,000	(293)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		618,850	(1,192)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		766,600	13,230

							$82,749

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	$2,000	$1
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	Fannie Mae 5.375% due 11/15/2011	Sell	0.200%	05/03/2005	80,000	36

						$37

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	1,790	$273	$56
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	3,466	644	271
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	5,256	1,479	1,067

				$2,396	$1,394

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	$200,000	$2,815	$202
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	16

						$5,695	$218

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2005

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.250	08/15/2007	$127,800	$126,118	$126,515
U.S. Treasury Note	3.125	09/15/2008	177,200	172,106	171,862
U.S. Treasury Note	4.000	11/15/2012	44,000	42,969	43,229
U.S. Treasury Note	3.625	05/15/2013	21,600	20,508	20,531
U.S. Treasury Note	4.250	08/15/2013	155,000	152,899	152,669
U.S. Treasury Note	4.750	05/15/2014	315,400	321,412	324,038

				$836,012	$838,844

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	35,786	04/2005	$118	$0	$118
Buy	EC	35,710	04/2005	68	0	68
Sell		282,314	04/2005	8,246	(70)	8,176
Buy	JY	15,995,080	04/2005	0	(3,082)	(3,082)
Sell	N$	48,184	04/2005	1,160	0	1,160
Buy	PZ	4,734	06/2005	0	(25)	(25)
Buy	RR	40,472	06/2005	0	(19)	(19)
Buy	SV	43,357	06/2005	0	(28)	(28)

				$9,592	$(3,224)	$6,368

24  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.0%

Banking & Finance 0.3%

General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		$200	$200
3.560% due 01/16/2007 (a)		1,200	1,151
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		300	300

			1,651

Industrials 0.7%

DaimlerChrysler NA Holding Corp.
3.450% due 09/10/2007 (a)		3,200	3,206

Total Corporate Bonds & Notes (Cost $4,892)			4,857

MUNICIPAL BONDS & NOTES 0.2%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	503
6.125% due 06/01/2032		400	401

Total Municipal Bonds & Notes (Cost $786)			904

U.S. TREASURY OBLIGATIONS 104.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007		7,462	7,836
3.625% due 01/15/2008		8,616	9,269
3.875% due 01/15/2009		12,906	14,237
4.250% due 01/15/2010		5,214	5,936
3.500% due 01/15/2011		21,474	23,995
3.000% due 07/15/2012		52,709	58,028
1.875% due 07/15/2013		16,300	16,590
2.000% due 01/15/2014		25,955	26,575
2.000% due 07/15/2014		120,167	122,779
1.625% due 01/15/2015		599	591
2.375% due 01/15/2025		67,981	73,144
3.625% due 04/15/2028		47,749	62,779
3.875% due 04/15/2029		44,194	60,791
3.375% due 04/15/2032		1,074	1,426

Total U.S. Treasury Obligations (Cost $477,447)			483,976

ASSET-BACKED SECURITIES 0.2%

Redwood Capital Ltd.
5.856% due 01/01/2006 (a)		300	300
4.860% due 01/09/2006 (a)		300	300
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		132	132

Total Asset-Backed Securities (Cost $732)			732

SOVEREIGN ISSUES 1.0%

Republic of Brazil
11.000% due 01/11/2012		1,100	1,248
3.125% due 04/15/2012 (a)		265	250
8.000% due 04/15/2014		557	555
Russian Federation
8.250% due 03/31/2010		500	540
5.000% due 03/31/2030 (a)		1,800	1,846

Total Sovereign Issues (Cost $4,487)			4,439

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 1.3%

Commonwealth of Canada
3.000% due 12/01/2036 (b)	C$	204	205
Kingdom of Spain
5.750% due 07/30/2032	EC	500	821
Republic of France
3.000% due 07/25/2012 (b)		1,743	2,552
5.750% due 10/25/2032		700	1,149
Republic of Germany
6.250% due 01/04/2030		500	864
Republic of Italy
2.150% due 09/15/2014 (b)		512	702

Total Foreign Currency-Denominated Issues (Cost $6,406)			6,293

SHORT-TERM INSTRUMENTS 7.4%

Commercial Paper 6.1%

Freddie Mac
2.376% due 04/01/2005		$10,600	10,600
General Electric Capital Corp.
2.970% due 06/20/2005		8,000	7,946
UBS Finance, Inc.
3.020% due 07/22/2005		9,600	9,508

			28,054

Repurchase Agreement 0.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $1,163. Repurchase proceeds are $1,139.)		1,139	1,139

U.S. Treasury Bills 1.1%

2.618% due 05/05/2005-06/16/2005 (c)(d)(e)		5,350	5,325

Total Short-Term Instruments (Cost $34,523)			34,518

Total Investments 115.5% (Cost $529,273)			$535,719

Written Options (g) (0.0%) (Premiums $80)			(49)

Other Assets and Liabilities (Net) (15.5%)			(72,025)

Net Assets 100.0%			$463,645

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $2,240 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  25

Schedule of Investments (Cont.)

RealEstateRealReturn Strategy Fund

March 31, 2005

(e)	Securities with an aggregate market value of $1,044 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	62	$(120)
Euro-Bund 10-Year Note Long Futures	06/2005	44	46
U.S. Treasury 10-Year Note Long Futures	06/2005	382	17
U.S. Treasury 30-Year Bond Long Futures	06/2005	144	148

			$91

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Bank of America	3-month Canadian Bank Bill	Receive	5.000%	06/15/2015	C$	18,000	$15
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	6,400	345
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$16,800	277
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		11,200	295
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		4,300	64
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		1,300	27
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		14,100	431
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		3,000	109

							$1,563

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	$1,000	$0
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	1,000	0

						$0

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a specified spread	08/31/2005	38,839	$(2,322)
Credit Suisse First Boston	Wilshire Real Estate Investment Trust Total Return Index	1-week USD-LIBOR plus a specified spread	11/02/2005	86,113	(4,454)

					$(6,776)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	38	$6	$1
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	142	30	11
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	180	44	37

				$80	$49

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	11/15/2013	$8,200	$8,076	$8,127

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	C$	12,313	04/2005	$0	$(71)	$(71)
Sell		12,319	04/2005	41	0	41
Buy	EC	893	04/2005	2	0	2
Sell		4,778	04/2005	97	(1)	96
Buy	JY	276,883	04/2005	0	(53)	(53)
Buy	PZ	130	06/2005	0	(1)	(1)
Buy	RR	1,124	06/2005	0	(1)	(1)
Buy	SV	1,172	06/2005	0	(1)	(1)

				$140	$(128)	$12

26  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

StocksPLUS Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.6%

Banking & Finance 4.9%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$900	$900
Citigroup Global Markets Holdings, Inc.
2.999% due 03/07/2008 (a)	7,100	7,101
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	5,900	5,889
7.600% due 08/01/2005	8,600	8,691
4.000% due 03/21/2007 (a)	7,800	7,819
General Motors Acceptance Corp.
5.250% due 05/16/2005	3,100	3,106
3.920% due 10/20/2005 (a)	12,600	12,573
Goldman Sachs Group, Inc.
3.190% due 03/30/2007 (a)	2,200	2,203
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	11,700	11,681
Phoenix Quake Wind Ltd.
5.542% due 07/03/2008 (a)	600	619
5.550% due 07/03/2008 (a)	500	516
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	6,100	6,099
Vita Capital Ltd.
4.450% due 01/01/2007 (a)	300	301

		67,498

Industrials 4.3%

AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	5,800	5,809
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	1,300	1,309
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	1,100	1,104
3.470% due 05/24/2006 (a)	6,940	6,971
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,238
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	632
Georgia-Pacific Corp.
7.500% due 05/15/2006	5,300	5,433
Halliburton Co.
3.450% due 01/26/2007 (a)	3,600	3,600
HJ Heinz Co.
6.189% due 12/01/2005 (a)	5,500	5,581
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	7,968
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,800	2,800
Tyco International Group S.A.
6.375% due 06/15/2005	9,000	9,046
6.375% due 02/15/2006	2,600	2,646

		60,137

Utilities 2.4%

British Telecom PLC
7.875% due 12/15/2005	5,900	6,068
Hydro - Quebec
3.359% due 09/29/2049 (a)	1,200	1,141
Nisource Finance Corp.
7.625% due 11/15/2005	3,400	3,479
Pacific Gas & Electric Co.
3.800% due 04/03/2006 (a)	7,350	7,371
Sprint Capital Corp.
7.125% due 01/30/2006	6,700	6,860
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	9,050	9,051

		33,970

Total Corporate Bonds & Notes (Cost $162,264)		161,605

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Agency
Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,040	3,062

Total Municipal Bonds & Notes (Cost $3,026)		3,062

U.S. GOVERNMENT AGENCIES 6.8%

Fannie Mae
2.925% due 09/22/2006 (a)	6,300	6,297
2.970% due 03/25/2034 (a)	7,988	8,000
3.250% due 11/25/2032 (a)	4,678	4,707
3.368% due 04/01/2018 (a)	68	70
3.587% due 05/01/2022 (a)	20	20
4.100% due 07/01/2018 (a)	305	309
4.265% due 11/01/2027 (a)	79	80
4.365% due 11/01/2028 (a)	124	126
4.393% due 07/01/2028 (a)	80	82
4.419% due 04/01/2028 (a)	74	75
4.450% due 11/01/2028 (a)	97	98
4.855% due 12/01/2036 (a)	3,275	3,354
4.858% due 02/01/2027 (a)	11	11
4.998% due 12/01/2023 (a)	6	6
5.000% due 04/25/2033	5,689	5,689
5.116% due 09/01/2034 (a)	3,494	3,529
5.149% due 04/01/2033 (a)	2,046	2,067
5.500% due 04/13/2035	22,000	22,034
5.616% due 08/01/2029 (a)	62	63
5.996% due 04/25/2020	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,699	2,790
6.500% due 09/01/2005	9	9
6.500% due 09/25/2008-03/25/2023 (c)(e)	164	8
7.000% due 02/01/2015-03/01/2015 (e)	2,797	2,944
7.500% due 09/01/2015-05/01/2016 (e)	2,148	2,267
8.000% due 03/01/2030-07/01/2031 (e)	492	529
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,019
Freddie Mac
3.311% due 06/01/2022 (a)	73	75
3.713% due 07/01/2019 (a)	860	882
3.946% due 12/01/2022 (a)	116	119
5.500% due 11/15/2015-08/15/2030 (e)	1,270	1,261
5.700% due 02/15/2031	1,418	1,426
6.000% due 03/01/2016-10/01/2033 (e)	10,500	10,756
6.500% due 10/25/2043	4,836	4,994
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
3.250% due 09/20/2030 (a)	11	11
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,216	2,254
3.750% due 07/20/2018-07/20/2027 (a)(e)	4,430	4,485
4.125% due 12/20/2022-12/20/2027 (a)(e)	880	896
8.000% due 04/20/2030	472	507

Total U.S. Government Agencies (Cost $94,237)		93,889

U.S. TREASURY OBLIGATIONS 8.4%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (h)	90,767	97,646
3.875% due 01/15/2009	465	513
4.250% due 01/15/2010	1,473	1,678
3.500% due 01/15/2011	986	1,102
3.000% due 07/15/2012	3,182	3,503
2.000% due 07/15/2014	11,229	11,473

Total U.S. Treasury Obligations (Cost $115,515)		115,915

MORTGAGE-BACKED SECURITIES 5.1%

Bank Mart
3.689% due 03/01/2019 (a)(k)	1,457	1,404
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	2,160	2,230
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)	561	566
5.348% due 01/25/2033 (a)	749	757
5.095% due 03/25/2033 (a)	1,297	1,299
4.270% due 01/25/2034 (a)	2,368	2,362
4.736% due 01/25/2034 (a)	4,717	4,702
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	4,052	4,093
CS First Boston Mortgage Securities Corp.
2.626% due 03/25/2032 (a)	3,708	3,723
5.195% due 06/25/2032 (a)	269	271
6.246% due 06/25/2032 (a)	356	358
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	169	168
Fund America Investors Corp.
3.972% due 06/25/2023 (a)	30	30
GSR Mortgage Loan Trust
3.200% due 01/25/2034 (a)	1,059	1,061
Impac CMB Trust
3.250% due 07/25/2033 (a)	4,041	4,046
3.230% due 10/25/2033 (a)	621	623
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,815	2,814
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,094	3,074
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)	8,479	8,465
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	6,630	6,833
4.910% due 12/25/2032 (a)	1,165	1,147
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	427	428
3.250% due 02/25/2034 (a)	1,666	1,669
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	12	12
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,462	1,503
Salomon Brothers Mortgage Securities VII, Inc.
4.528% due 12/25/2030 (a)	1,801	1,812
Structured Asset Mortgage Investments, Inc.
9.533% due 06/25/2029 (a)	1,875	1,971
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	1,929	1,930
3.330% due 03/25/2031 (a)	203	204
4.076% due 09/25/2036 (a)	9	10
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	304	305
3.433% due 02/27/2034 (a)	3,364	3,352
3.422% due 06/25/2042 (a)	7,180	7,250

Total Mortgage-Backed Securities (Cost $70,733)		70,472

ASSET-BACKED SECURITIES 3.5%

AFC Home Equity Loan Trust
3.000% due 06/25/2028 (a)	1,174	1,175
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	334	335
Amortizing Residential Collateral Trust
3.170% due 07/25/2032 (a)	290	291

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  27

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.960% due 09/25/2021 (a)		$1,316	$1,317
3.220% due 10/25/2032 (a)		1,215	1,223
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (a)		2,465	2,466
2.990% due 05/25/2023 (a)		7,828	7,836
3.070% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		825	832
3.180% due 05/25/2043 (a)		962	963
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
2.980% due 10/25/2034 (a)		3,421	3,420
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)		3,514	3,519
Household Mortgage Loan Trust
3.200% due 02/20/2033 (a)		1,835	1,842
Impac CMB Trust
3.100% due 01/25/2034 (a)		3,626	3,631
Indymac Home Equity Loan Asset-Backed Trust
3.300% due 10/25/2033 (a)		575	575
Irwin Home Equity Loan Trust
3.100% due 11/25/2028 (a)		3,471	3,471
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)		827	825
Novastar Home Equity Loan
3.125% due 04/25/2028 (a)		356	356
Residential Asset Mortgage Products, Inc.
3.100% due 02/25/2034 (a)		9,384	9,405
Residential Asset Securities Corp.
2.970% due 06/25/2025 (a)		1,081	1,082
3.150% due 01/25/2034 (a)		2,717	2,726
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		301	301

Total Asset-Backed Securities (Cost $48,241)			48,310

SOVEREIGN ISSUES 2.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		2,796	2,796
10.000% due 01/16/2007		3,000	3,240
11.250% due 07/26/2007		300	337
3.125% due 04/15/2009 (a)		529	518
3.125% due 04/15/2009 (a)		2,647	2,591
3.125% due 04/15/2012 (a)		706	667
8.000% due 04/15/2014		111	111
Russian Federation
8.750% due 07/24/2005		12,000	12,199
United Mexican States
3.330% due 01/13/2009 (a)		4,700	4,755

Total Sovereign Issues (Cost $26,875)			27,214

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 9.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	8,928
Republic of France
5.750% due 10/25/2032	EC	100	164
Republic of Germany
2.000% due 06/17/2005		94,500	122,478
5.500% due 01/04/2031		200	317

Total Foreign Currency-Denominated Issues (Cost $129,551)			131,887

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		451	3
Strike @ 94.750 Exp. 06/13/2005		207	1
Strike @ 94.500 Exp. 06/13/2005		1,041	6
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		127	1
Strike @ 93.250 Exp. 09/19/2005		2,114	26

S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		2,400	1

Total Purchased Put Options (Cost $108)			38

	Shares

PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,769

Total Preferred Security (Cost $9,564)			9,769

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,000	2,000

Total Preferred Stock (Cost $1,800)			2,000

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (m) 54.0%

Certificates of Deposit 7.7%
Citibank, N.A.
2.900% due 06/10/2005		$32,300	32,300
HSBC Bank USA
2.720% due 04/01/2005		38,300	38,300
Wells Fargo Bank, N.A.
2.790% due 04/07/2005		36,100	36,100

			106,700

Commercial Paper 22.1%

Delphi Corp.
2.090% due 04/11/2005		8,800	8,800
Fannie Mae
2.390% due 04/15/2005		17,200	17,184
2.508% due 04/20/2005		23,000	22,969
2.580% due 04/27/2005		14,200	14,173
2.635% due 05/11/2005		600	598
2.694% due 06/01/2005		44,100	43,879
2.732% due 06/01/2005		9,600	9,552
2.710% due 06/14/2005		1,800	1,789
3.010% due 08/01/2005		400	396
Federal Home Loan Bank
2.515% due 04/15/2005		50,000	49,947
General Electric Capital Corp.
2.900% due 06/08/2005		42,600	42,360
Rabobank USA Financial Corp.
2.820% due 04/01/2005		38,800	38,800
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		13,800	13,800
UBS Finance, Inc.
2.830% due 04/01/2005		37,000	37,000
2.725% due 06/01/2005		5,400	5,373

			306,620

Repurchase Agreements 17.6%
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $8,546. Repurchase proceeds are $8,379.)		$8,378	$8,378
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bonds 7.250% due 05/15/2016 valued at $24,965 and U.S. Treasury Strips 0.000% due 08/15/2007 valued at $10,834. Repurchase proceeds are $35,002.)		35,000	35,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.457% due 04/28/2005 valued at $99,804 and U.S. Treasury Notes 2.000% due 08/31/2005 valued at $104,394. Repurchase proceeds are $200,014.)		200,000	200,000

			243,378

French Treasury Bills 0.7%
1.000% due 06/16/05-07/07/2005 (e)	EC	7,750	10,003

U.S. Treasury Bills 5.9%
2.725% due 05/05/2005-06/16/2005 (e)(g)(h)		$82,630	82,149

Total Short-Term Instruments (Cost $748,883)			748,850

Total Investments (f) 101.9% (Cost $1,410,797)			$1,413,011

Written Options (j) (0.0%) (Premiums $511)			(154)

Other Assets and Liabilities (Net) (1.9%)			(25,814)

Net Assets 100.0%			$1,387,043

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $6,984 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $2,738 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

28  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(h)	Securities with an aggregate market value of $95,080 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	292	$(427)
Eurodollar September Long Futures	09/2005	1,115	(2,112)
Eurodollar December Long Futures	12/2005	1,051	(2,056)
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	12/2005	945	(15)
Euribor Purchased Put Options Strike @ 97.000	06/2005	290	(5)
Euribor Written Put Options Strike @ 97.375	12/2005	621	(22)
Euribor Written Put Options Strike @ 97.750	06/2005	3,587	1,295
Government of Japan 10-Year Note Long Futures	06/2005	22	350
Emini S&P 500 Index June Long Futures	06/2005	8,688	(11,091)
S&P 500 Index June Long Futures	06/2005	2,591	(17,867)
U.S. Treasury 10-Year Note Long Futures	06/2005	1,085	(1,063)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(27)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	1,616	542

			$(32,545)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY 387,100	$(139)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	270,000	(141)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	1,710,000	(767)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012	500,000	(263)

						$(1,310)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$2,800	$(12)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	(12)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	(80)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	13,100	36
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	5,300	18

						$(50)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	05/04/2005	11,569	$(413)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/22/2005	45,088	(637)

					$(1,050)

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	521	$276	$8
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	346	112	76
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	346	123	70

				$511	$154

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  29

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2005

(k)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689	03/01/2019	07/07/1995	$1,461	$1,404	0.10%

(l)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$34,100	$32,376	$32,574
U.S. Treasury Note	4.250	11/15/2013	30,400	29,941	30,293
U.S. Treasury Note	4.000	02/15/2014	128,500	124,048	124,869

				$186,365	$187,736

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	5,600	09/2005	$0	$(9)	$(9)
Buy	EC	1,680	04/2005	9	0	9
Sell		100,326	04/2005	4,227	0	4,227
Sell		7,750	06/2005	0	(36)	(36)
Buy	JY	2,809,070	04/2005	0	(541)	(541)
Sell	N$	11,459	04/2005	275	0	275

				$4,511	$(586)	$3,925

30  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.8%

Banking & Finance 2.2%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$300	$300
Ford Motor Credit Co.
7.600% due 08/01/2005	700	707
6.875% due 02/01/2006	100	101
3.750% due 11/16/2006 (a)	2,800	2,773
General Motors Acceptance Corp.
5.250% due 05/16/2005	300	301
3.920% due 10/20/2005 (a)	4,200	4,191
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	600	599
Pemex Project Funding Master Trust
7.375% due 12/15/2014	10	11
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	800	800

		9,783

Industrials 1.3%

DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	5,540	5,558

Utilities 0.3%

Pacific Gas & Electric Co.
3.800% due 04/03/2006 (a)	1,300	1,304

Total Corporate Bonds & Notes (Cost $16,690)		16,645

MUNICIPAL BONDS & NOTES 1.6%

Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2005
7.610% due 01/01/2035 (a)	1,700	1,792
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	25	25
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028	1,000	1,030
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
4.375% due 06/01/2019	40	40
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	3,245	3,232
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Series 2003
5.000% due 06/15/2033	600	618
New York, New York General Obligation Bonds, Series 2005
6.660% due 03/01/2030 (a)	200	209

Total Municipal Bonds & Notes (Cost $6,716)		6,946

U.S. GOVERNMENT AGENCIES 31.3%

Fannie Mae
2.925% due 09/22/2006 (a)	2,100	2,099
2.970% due 03/25/2034 (a)	1,318	1,320
3.200% due 03/25/2044 (a)	1,949	1,951
3.250% due 11/25/2032 (a)	173	174
3.802% due 05/01/2036 (a)	25	26
4.855% due 12/01/2036 (a)	114	116
5.000% due 11/01/2017-05/12/2035 (c)	40,444	39,984
5.116% due 09/01/2034 (a)	140	141
5.149% due 04/01/2033 (a)	74	75
5.500% due 11/01/2032-04/13/2035 (c)	85,958	86,103
6.000% due 07/25/2024	1,105	1,109
7.000% due 09/01/2013	28	29
8.000% due 12/01/2030	6	7
Freddie Mac
3.060% due 07/15/2016 (a)	2,374	2,375
4.268% due 02/01/2024 (a)	33	34
4.500% due 10/01/2007	87	88
5.000% due 08/15/2013	456	457
5.500% due 08/15/2030	139	137
5.700% due 02/15/2031	20	20
6.000% due 02/15/2030	714	720
8.000% due 01/01/2017	52	56
Government National Mortgage Association
3.375% due 03/20/2027 (a)	8	8
8.000% due 02/15/2030	4	4
Small Business Administration
5.520% due 06/01/2024	1,572	1,613

Total U.S. Government Agencies (Cost $138,934)		138,646

U.S. TREASURY OBLIGATIONS 11.2%

Treasury Inflation Protected Securities (b)
3.875% due 01/15/2009	9,534	10,518
4.250% due 01/15/2010	7,027	8,002
0.875% due 04/15/2010	1,208	1,182
3.000% due 07/15/2012	4,772	5,254
1.875% due 07/15/2013	2,076	2,113
2.000% due 07/15/2014	9,307	9,509
1.625% due 01/15/2015	699	689
2.375% due 01/15/2025	7,587	8,163
3.625% due 04/15/2028	3,183	4,185

Total U.S. Treasury Obligations (Cost $49,571)		49,615

MORTGAGE-BACKED SECURITIES 2.8%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	360	372
6.500% due 02/25/2033	110	112
Bear Stearns Adjustable Rate Mortgage Trust
5.348% due 01/25/2033 (a)	2	2
5.095% due 03/25/2033 (a)	12	12
4.736% due 12/25/2033 (a)	329	328
4.270% due 01/25/2034 (a)	151	151
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	368	372
Countrywide Home Loans, Inc.
3.120% due 04/25/2034 (a)	926	919
CS First Boston Mortgage Securities Corp.
5.736% due 05/25/2032 (a)	5	5
5.675% due 10/25/2032 (a)	1,306	1,302
GSAMP Trust
3.040% due 10/25/2033 (a)	1,266	1,266
GSR Mortgage Loan Trust
6.000% due 03/25/2032	4	4
3.457% due 06/01/2034 (a)	2,083	2,050
Impac CMB Trust
3.250% due 07/25/2033 (a)	186	186
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,457	2,456
MASTR Asset Securitization Trust
5.500% due 09/25/2033	54	54
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	686	707
4.910% due 12/25/2032 (a)	30	29
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	3	2
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	47	47
3.250% due 02/25/2034 (a)	231	232
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	1,128	1,097
Structured Asset Securities Corp.
3.350% due 11/25/2033 (a)	89	90
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	2	2
5.388% due 02/25/2033 (a)	5	5
3.433% due 02/27/2034 (a)	111	111
3.286% due 08/25/2042 (a)	372	378

Total Mortgage-Backed Securities (Cost $12,374)		12,291

ASSET-BACKED SECURITIES 5.4%

Accredited Mortgage Loan Trust
3.000% due 01/25/2035 (a)	1,969	1,971
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	80	80
3.170% due 07/25/2032 (a)	47	47
Argent Securities, Inc.
2.960% due 05/25/2034 (a)	2,243	2,244
Asset-Backed Securities Corp. Home Equity Loan Trust
3.010% due 12/25/2034 (a)	1,877	1,879
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	621	621
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)	1,927	1,929
3.090% due 12/25/2031 (a)	337	337
Credit-Based Asset Servicing & Securitization LLC
3.100% due 09/25/2033 (a)	376	376
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)	41	41
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	750	751
Impac CMB Trust
3.100% due 01/25/2034 (a)	583	584
Long Beach Mortgage Loan Trust
3.300% due 11/25/2032 (a)	123	123
3.250% due 03/25/2033 (a)	78	78
MMCA Automobile Trust
2.550% due 02/15/2007 (a)	245	245
Residential Asset Mortgage Products, Inc.
2.990% due 04/25/2026 (a)	1,191	1,192
3.190% due 09/25/2033 (a)	1,021	1,027
3.100% due 02/25/2034 (a)	1,478	1,482
Residential Asset Securities Corp.
3.000% due 06/25/2023 (a)	14	14
2.970% due 06/25/2025 (a)	180	180
SLM Student Loan Trust
2.680% due 07/27/2009 (a)	3,980	3,982
2.710% due 04/25/2010 (a)	1,700	1,699
Specialty Underwriting & Residential Finance
3.180% due 11/25/2034 (a)	2,111	2,117
Structured Asset Securities Corp.
3.300% due 02/25/2033 (a)	168	169
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)	976	976

Total Asset-Backed Securities (Cost $24,116)		24,144

SOVEREIGN ISSUES 3.2%

Republic of Brazil
3.063% due 04/15/2006 (a)	264	264
3.125% due 04/15/2009 (a)	900	881
8.840% due 06/29/2009 (a)	100	112
3.125% due 04/15/2012 (a)	4,103	3,876
8.000% due 04/15/2014	446	444
11.000% due 08/17/2040	3,200	3,565

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Russian Federation
8.250% due 03/31/2010 (a)		$2,400	$2,591
5.000% due 03/31/2030 (a)		2,200	2,256
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $14,186)			14,010

FOREIGN CURRENCY-DENOMINATED ISSUES (i) 2.2%

Commonwealth of Canada
5.750% due 06/01/2033	C$	500	479
3.000% due 12/01/2036 (b)		204	205
Kingdom of Spain
5.750% due 07/30/2032	EC	700	1,149
4.200% due 01/31/2037		500	655
Republic of France
5.750% due 10/25/2032		1,400	2,298
4.750% due 04/25/2035		1,500	2,152
4.000% due 04/25/2055		400	505
Republic of Germany
5.625% due 01/04/2028		500	797
5.500% due 01/04/2031		700	1,108
4.750% due 07/04/2034		400	575

Total Foreign Currency-Denominated Issues (Cost $10,075)			9,923

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.875 Exp. 06/13/2005		110	0
Strike @ 95.000 Exp. 06/13/2005		562	3
Strike @ 94.750 Exp. 06/13/2005		99	1
Strike @ 94.250 Exp. 06/13/2005		72	1
Eurodollar March Futures (CME)
Strike @ 92.750 Exp. 03/13/2006		214	3
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		109	1
Strike @ 91.750 Exp. 09/19/2005		208	0
Strike @ 94.750 Exp. 09/19/2005		387	5
S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		1,450	0
U.S. Treasury Bond 30-Year Futures (CBOT)
Strike @ 99.000 Exp. 05/20/2005		248	4
U.S. Treasury Note 10-Year Futures (CBOT)
Strike @ 102.000 Exp. 05/20/2005		204	3
Strike @ 100.000 Exp. 05/20/2005		197	3

Total Purchased Put Options (Cost $72)			24

	Shares

PREFERRED SECURITY 0.2%

DG Funding Trust
3.360% due 12/29/2049 (a)		90	963

Total Preferred Security (Cost $948)			963

PREFERRED STOCK 0.2%

Fannie Mae
7.000% due 12/31/2049 (a)		12,800	711

Total Preferred Stock (Cost $640)			711

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (i) 75.7%

Certificates of Deposit 3.3%

Bank of America, N.A.
2.480% due 04/06/2005		$3,000	3,000
Citibank, N.A.
2.675% due 04/29/2005		11,800	11,800

			14,800

Commercial Paper 48.9%

Barclays U.S. Funding Corp.
2.665% due 05/02/2005		15,600	15,564
2.855% due 06/03/2005		1,100	1,094
CDC IXIS Commercial Paper, Inc.
2.610% due 04/26/2005		6,300	6,289
2.695% due 05/09/2005		6,900	6,880
2.810% due 06/08/2005		2,600	2,585
2.870% due 06/13/2005		900	894
2.940% due 07/08/2005		300	297
Fannie Mae
2.470% due 04/06/2005		4,200	4,199
2.390% due 04/15/2005		5,700	5,695
2.471% due 04/20/2005		9,000	8,988
2.508% due 04/20/2005		4,300	4,294
2.580% due 04/27/2005		3,300	3,294
2.490% due 05/04/2005		2,200	2,195
2.635% due 05/11/2005		1,100	1,097
2.627% due 06/01/2005		8,000	7,960
2.674% due 06/13/2005		300	298
2.683% due 06/13/2005		15,200	15,108
3.010% due 08/01/2005		800	791
Ford Motor Credit Co.
2.520% due 04/07/2005		2,100	2,099
Fortis Funding LLC
2.610% due 04/27/2005		14,800	14,772
Freddie Mac
2.570% due 04/26/2005		14,800	14,774
2.655% due 05/17/2005		300	299
2.670% due 05/27/2005		15,600	15,535
2.669% due 06/15/2005		12,400	12,323
2.690% due 06/20/2005		14,800	14,701
General Electric Capital Corp.
2.970% due 06/20/2005		7,200	7,152
General Motors Acceptance Corp.
2.495% due 04/05/2005		400	400
2.535% due 04/05/2005		200	200
KFW International Finance, Inc.
2.535% due 04/14/2005		5,600	5,595
Nestle Capital Corp.
2.525% due 04/13/2005		14,900	14,887
Skandinaviska Enskilda Banken AB (SEB)
2.680% due 05/03/2005		2,400	2,394
2.700% due 05/27/2005		14,900	14,837
UBS Finance, Inc.
2.670% due 05/25/2005		8,000	7,968
2.675% due 05/26/2005		200	199
2.730% due 06/02/2005		800	796

			216,453

Repurchase Agreement 4.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $19,090. Repurchase proceeds are $18,712.)		18,711	18,711

French Treasury Bill 10.4%

1.010% due 06/16/2005	EC	35,660	46,029

U.S. Treasury Bills 8.9%

2.722% due 05/05/2005-06/16/2005 (c)(d)(e)		$39,710	39,473

Total Short-Term Instruments (Cost $335,363)			335,466

Total Investments 137.6% (Cost $609,685)			$609,384

Written Options (g) (0.1%) (Premiums $367)			(271)

Other Assets and Liabilities (Net) (37.5%)			(166,251)

Net Assets 100.0%			$442,862

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $499 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	Securities with an aggregate market value of $ 38,499 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	10	$0
Eurodollar June Long Futures	06/2005	326	(440)
Eurodollar September Long Futures	09/2005	522	(873)
Eurodollar December Long Futures	12/2005	612	(1,034)
Euribor Purchased Put Options Strike @ 92.000	12/2005	41	(1)
Euribor Purchased Put Options Strike @ 93.000	12/2005	40	(1)
Euribor Written Put Options Strike @ 97.750	06/2005	78	23
Euro-Bobl 5-Year Note Short Futures	06/2005	60	(48)
Euro-Bund Purchased Put Options Strike @ 103.000	09/2005	135	0
Government of Japan 10-Year Note Long Futures	06/2005	3	59
Emini S&P 500 Index June Long Futures	06/2005	246	(320)
S&P 500 Index June Long Futures	06/2005	1,390	(8,699)
U.S. Treasury 10-Year Note Long Futures	06/2005	624	(502)
U.S. Treasury 30-Year Bond Long Futures	06/2005	256	(311)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	19	8

			$(12,139)

32  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	500	$0
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034	EC	200	14
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		700	51
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	260,000	(117)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		130,000	(68)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$2,300	63
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		10,000	259
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,600	58

							$260

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$40	$0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	500	2
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	100	0

						$2

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/22/2005	$8,567	$(121)

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	5	$3	$0
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	78	64	10
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	62	24	1
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	141	38	4
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	11	3	1
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	190	80	68
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	98	93	118
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	170	62	69

				$367	$271

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$1,900	$1,936	$1,949

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

March 31, 2005

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	182	05/2005	$0	$(2)	$(2)
Buy		301	06/2005	2	0	2
Buy		2,627	09/2005	1	(2)	(1)
Sell	C$	825	04/2005	3	0	3
Buy	CP	43,241	05/2005	0	(2)	(2)
Buy		60,602	06/2005	1	0	1
Buy	EC	36,286	04/2005	181	0	181
Sell		10,524	04/2005	370	0	370
Sell		35,660	06/2005	0	(187)	(187)
Buy	JY	764,456	04/2005	0	(147)	(147)
Buy	KW	71,100	05/2005	1	0	1
Buy		118,000	06/2005	0	(2)	(2)
Buy	MP	1,122	06/2005	1	0	1
Buy	PN	209	05/2005	0	0	0
Buy		244	06/2005	0	0	0
Buy	PZ	192	05/2005	0	(2)	(2)
Buy		195	06/2005	0	(1)	(1)
Buy	RP	4,714	06/2005	0	(1)	(1)
Buy	RR	1,740	05/2005	0	0	0
Buy		3,048	06/2005	0	(1)	(1)
Buy	S$	105	05/2005	0	0	0
Buy		171	06/2005	0	(2)	(2)
Buy	SV	1,973	05/2005	0	(2)	(2)
Buy		2,341	06/2005	0	(2)	(2)
Buy	T$	2,030	05/2005	0	0	0
Buy		3,321	06/2005	0	(4)	(4)

				$560	$(357)	$203

34  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

03.31.05  |  PIMCO Funds Annual Report  35

Financial Highlights – A, B, and C Classes

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
All Asset Fund

Class A
03/31/2005	$12.78	$0.81	$(0.22)	$0.59	$(0.70)	$(0.07)	$0.00
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)	0.00
Class B
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)	0.00
Class C
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)	0.00
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)	0.00

CommodityRealReturn Strategy Fund

Class A
03/31/2005	$15.65	$0.38	$1.14	$1.52	$(0.77)	$(0.18)	$0.00
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00	0.00
Class B
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)	0.00
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00	0.00
Class C
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)	0.00
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)	0.00
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00	0.00

International StocksPLUS TR Strategy Fund

Class A
03/31/2005	$10.76	$0.10	$1.06	$1.16	$(1.04)	$(0.34)	$(0.15)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00	0.00
Class B
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)	(0.15)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00	0.00
Class C
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)	(0.15)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00	0.00

Real Return Fund

Class A
03/31/2005	$11.79	$0.36	$(0.03)	$0.33	$(0.38)	$(0.32)	$0.00
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)	0.00
03/31/2003	10.29	0.44	1.32	1.76	(0.48)	(0.15)	0.00
03/31/2002	10.40	0.31	0.13	0.44	(0.45)	(0.10)	0.00
03/31/2001	9.92	0.71	0.61	1.32	(0.76)	(0.08)	0.00
Class B
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)	0.00
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)	0.00
03/31/2003	10.29	0.36	1.31	1.67	(0.39)	(0.15)	0.00
03/31/2002	10.40	0.23	0.13	0.36	(0.37)	(0.10)	0.00
03/31/2001	9.92	0.64	0.60	1.24	(0.68)	(0.08)	0.00
Class C
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)	0.00
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)	0.00
03/31/2003	10.29	0.38	1.32	1.70	(0.42)	(0.15)	0.00
03/31/2002	10.40	0.25	0.13	0.38	(0.39)	(0.10)	0.00
03/31/2001	9.92	0.68	0.59	1.27	(0.71)	(0.08)	0.00

36  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
All Asset Fund

Class A
03/31/2005	$(0.77)	$12.60	4.66%	$907,980	0.86	%(c)	6.42%		92%
04/30/2003 - 03/31/2004	(0.54)	12.78	17.22	333,578	0.87	*(c)	6.41	*	99
Class B
03/31/2005	(0.69)	12.54	3.90	194,889	1.61	(d)	5.56		92
04/30/2003 - 03/31/2004	(0.49)	12.73	16.32	86,963	1.62	*(d)	5.95	*	99
Class C
03/31/2005	(0.69)	12.54	3.94	777,105	1.61	(d)	5.66		92
04/30/2003 - 03/31/2004	(0.49)	12.73	16.37	290,297	1.62	*(d)	5.64	*	99

CommodityRealReturn Strategy Fund

Class A
03/31/2005	$(0.95)	$16.22	10.37%	$1,864,428	1.24%		2.47%		264%
03/31/2004	(1.53)	15.65	44.77	912,154	1.24		1.50		290
11/29/2002 - 03/31/2003	(0.77)	12.02	12.64	22,380	1.24	*(e)	(35.36	)*	492
Class B
03/31/2005	(0.84)	16.14	9.53	287,035	1.99		1.75		264
03/31/2004	(1.46)	15.59	43.77	145,122	1.99		0.80		290
11/29/2002 - 03/31/2003	(0.76)	12.00	12.44	5,858	1.99	*(f)	(37.16	)*	492
Class C
03/31/2005	(0.84)	16.12	9.53	1,253,299	1.99		1.77		264
03/31/2004	(1.47)	15.57	43.76	685,963	1.99		0.70		290
11/29/2002 - 03/31/2003	(0.76)	12.00	12.42	9,258	1.99	*(g)	(38.45	)*	492

International StocksPLUS TR Strategy Fund

Class A
03/31/2005	$(1.53)	$10.39	9.70%	$2,643	1.35%		0.91%		666%
10/30/2003 - 03/31/2004	(0.26)	10.76	10.31	229	1.35	*(k)	5.91	*	41
Class B
03/31/2005	(1.50)	10.33	8.83	1,952	2.10		0.29		666
10/30/2003 - 03/31/2004	(0.23)	10.76	10.00	79	2.10	*(l)	7.07	*	41
Class C
03/31/2005	(1.49)	10.33	8.92	2,397	2.10		0.04		666
10/30/2003 - 03/31/2004	(0.25)	10.74	9.99	832	2.10	*(m)	8.06	*	41

Real Return Fund

Class A
03/31/2005	$(0.70)	$11.42	3.00%	$3,327,325	0.90%		3.11%		369%
03/31/2004	(0.86)	11.79	11.24	2,503,472	0.90		2.85		308
03/31/2003	(0.63)	11.42	17.46	1,482,474	0.91	(h)	3.97		191
03/31/2002	(0.55)	10.29	4.22	527,616	0.90		3.07		237
03/31/2001	(0.84)	10.40	13.97	95,899	0.94	(h)	7.01		202
Class B
03/31/2005	(0.62)	11.42	2.23	1,257,959	1.65		2.51		369
03/31/2004	(0.77)	11.79	10.41	1,279,605	1.65		2.18		308
03/31/2003	(0.54)	11.42	16.59	1,019,107	1.66	(i)	3.21		191
03/31/2002	(0.47)	10.29	3.44	367,369	1.65		2.21		237
03/31/2001	(0.76)	10.40	13.12	54,875	1.69	(i)	6.31		202
Class C
03/31/2005	(0.65)	11.42	2.48	2,451,603	1.40		2.67		369
03/31/2004	(0.80)	11.79	10.69	2,088,573	1.40		2.39		308
03/31/2003	(0.57)	11.42	16.88	1,464,288	1.41	(j)	3.44		191
03/31/2002	(0.49)	10.29	3.70	516,693	1.40		2.47		237
03/31/2001	(0.79)	10.40	13.42	81,407	1.44	(j)	6.67		202

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(i)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(j)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  37

Financial Highlights – A, B, and C Classes

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)**(a)	Net Realized/ Unrealized Gain (Loss) on Investments**(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
RealEstateRealReturn Strategy Fund

Class A
03/31/2005	$11.95	$0.26	$1.29	$1.55	$(3.95)	$(0.22)	$(0.07)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00	0.00
Class B
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)	(0.07)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00	0.00
Class C
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)	(0.07)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00	0.00

StocksPLUS Fund

Class A
03/31/2005	$9.47	$0.10	$0.40	$0.50	$(0.49)	$0.00	$0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00	0.00
03/31/2002	10.10	0.38	(0.29)	0.09	(0.22)	0.00	0.00
03/31/2001	14.06	0.77	(3.58)	(2.81)	(0.24)	(0.91)	0.00
Class B
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00	0.00
03/31/2002	9.98	0.31	(0.29)	0.02	(0.17)	0.00	0.00
03/31/2001	13.96	0.68	(3.56)	(2.88)	(0.19)	(0.91)	0.00
Class C
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00	0.00
03/31/2002	10.03	0.33	(0.29)	0.04	(0.19)	0.00	0.00
03/31/2001	14.00	0.71	(3.57)	(2.86)	(0.20)	(0.91)	0.00

StocksPLUS Total Return Fund

Class A
03/31/2005	$12.16	$0.11	$0.66	$0.77	$(0.11)	$(0.42)	$0.00
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)	0.00
Class B
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)	0.00
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)	0.00
Class C
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)	0.00
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)	0.00

38  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
RealEstateRealReturn Strategy Fund

Class A
03/31/2005	$(4.24)	$9.26	10.22%	$21,648	1.24%		2.40%		510%
10/30/2003 - 03/31/2004	(0.84)	11.95	29.25	9,791	1.24	*(f)	35.36	*	158
Class B
03/31/2005	(4.19)	9.20	9.29	7,407	1.99		1.50		510
10/30/2003 - 03/31/2004	(0.82)	11.94	28.97	3,280	1.99	*(c)	37.52	*	158
Class C
03/31/2005	(4.19)	9.20	9.33	14,311	1.99		1.61		510
10/30/2003 - 03/31/2004	(0.83)	11.93	28.90	6,193	1.99	*(g)	33.81	*	158

StocksPLUS Fund

Class A
03/31/2005	$(0.49)	$9.48	5.39%	$144,810	1.05%		1.05%		371%
03/31/2004	(0.70)	9.47	34.40	125,955	1.05		0.67		287
03/31/2003	(0.12)	7.58	(22.82)	78,753	1.05		2.19		282
03/31/2002	(0.22)	9.97	0.86	107,085	1.06	(d)	3.79		455
03/31/2001	(1.15)	10.10	(21.31)	108,332	1.05		6.09		270
Class B
03/31/2005	(0.42)	9.27	4.46	101,416	1.80		0.23		371
03/31/2004	(0.63)	9.28	33.43	142,897	1.80		(0.08)		287
03/31/2003	(0.10)	7.44	(23.32)	116,047	1.80		1.50		282
03/31/2002	(0.17)	9.83	0.13	200,010	1.81	(e)	3.12		455
03/31/2001	(1.10)	9.98	(21.91)	240,913	1.80		5.34		270
Class C
03/31/2005	(0.44)	9.35	4.82	133,950	1.55		0.51		371
03/31/2004	(0.65)	9.35	33.78	152,375	1.55		0.18		287
03/31/2003	(0.11)	7.49	(23.14)	116,803	1.55		1.73		282
03/31/2002	(0.19)	9.88	0.31	187,100	1.56	(b)	3.33		455
03/31/2001	(1.11)	10.03	(21.66)	207,945	1.55		5.57		270

StocksPLUS Total Return Fund

Class A
03/31/2005	$(0.53)	$12.40	6.24%	$40,704	1.19	%(i)	0.89%		414%
07/31/2003 - 03/31/2004	(0.42)	12.16	17.28	29,621	1.19	*(i)	0.20	*	282
Class B
03/31/2005	(0.48)	12.26	5.42	15,881	1.94	(j)	0.16%		414
07/31/2003 - 03/31/2004	(0.40)	12.07	16.28	10,505	1.92	*(h)	(0.54	)*	282
Class C
03/31/2005	0.48	12.27	5.41	29,975	1.94	(j)	0.16		414
07/31/2003 - 03/31/2004	(0.40)	12.08	16.40	23,048	1.92	*(h)	(0.54	)*	282

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.80%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  39

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	All Asset Fund	Commodity- RealReturn Strategy Fund	International StocksPLUS TR Strategy Fund	Real Return Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Fund	StocksPLUS Total Return Fund
Assets:

Investments, at value	$0	$8,702,050	$262,912	$17,158,539	$535,719	$1,169,633	$609,384
Investments in Affiliates, at value	5,661,116	0	0	0	0	0	0
Repurchase agreements, at value	0	0	0	0	0	243,378	0
Cash	101,727	1,801	48	0	109	340	2,049
Foreign currency, at value	0	8,651	464	9,596	198	1,944	1,236
Receivable for investments sold	0	0	2,698	187,887	0	11	18,067
Receivable for investments in Affiliates sold	21,344	0	0	0	0	0	0
Receivable for investments sold on delayed delivery basis	0	114,195	6,722	838,844	8,127	189,416	1,985
Unrealized appreciation on forward foreign currency contracts	0	1,773	4,973	9,592	140	4,511	560
Receivable for Fund shares sold	26,863	70,257	42	73,493	11,697	2,295	102
Interest and dividends receivable	0	58,458	546	130,436	3,640	6,075	1,101
Interest and dividends receivable from Affiliates	12,646	0	0	0	0	0	0
Variation margin receivable	0	4,886	534	10,477	254	7,557	718
Manager reimbursement receivable	117	0	0	0	0	0	0
Swap premiums paid	0	4,754	78	16,018	14	0	73
Unrealized appreciation on swap agreements	0	66,943	806	84,271	1,563	54	447
Other assets	0	0	11	0	0	0	0

	5,823,813	9,033,768	279,834	18,519,153	561,461	1,625,214	635,722

Liabilities:

Payable for investments purchased	$0	$79,642	$55,110	$201,735	$43,712	$24,204	$181,676
Payable for investments in Affiliates purchased	105,591	0	0	0	0	0	0
Payable for investments purchased on delayed delivery basis	0	692,760	0	3,033,751	36,755	0	0
Unrealized depreciation on forward foreign currency contracts	0	1,550	43	3,224	128	586	357
Payable for reverse repurchase agreements	0	0	0	130,207	0	0	0
Payable for short sales	0	113,279	6,682	836,012	8,076	188,045	1,972
Overdraft due to Custodian	0	0	0	675	0	0	0
Written options outstanding	0	879	79	1,612	49	154	271
Payable for Fund shares redeemed	4,870	16,363	8	36,533	338	13,092	6,861
Dividends payable	0	0	0	1,428	0	0	0
Accrued investment advisory fee	926	3,203	101	2,947	146	514	214
Accrued administration fee	923	2,542	57	3,748	85	373	124
Accrued distribution fee	606	953	3	2,038	14	152	29
Accrued servicing fee	432	908	2	1,737	11	86	19
Variation margin payable	0	0	0	0	0	8,013	605
Recoupment payable to Manager	0	0	5	0	6	0	0
Swap premiums received	0	20,773	1,399	48,891	1,563	488	426
Unrealized depreciation on swap agreements	0	122	5,517	1,485	6,776	2,464	306
Other liabilities	0	3,004	0	13,560	157	0	0

	113,348	935,978	69,006	4,319,583	97,816	238,171	192,860

Net Assets	$5,710,465	$8,097,790	$210,828	$14,199,570	$463,645	$1,387,043	$442,862

Net Assets Consist of:

Paid in capital	$5,649,274	$7,371,078	$214,657	$13,761,228	$459,106	$1,618,092	$422,694
Undistributed (overdistributed) net investment income	5,587	624,293	(1,589)	32,717	6,595	8,412	10,418
Accumulated undistributed net realized gain (loss)	(4,315)	(21,933)	(1,260)	(101,994)	(3,342)	(212,317)	21,896
Net unrealized appreciation (depreciation)	59,919	124,352	(980)	507,619	1,286	(27,144)	(12,146)

	$5,710,465	$8,097,790	$210,828	$14,199,570	$463,645	$1,387,043	$442,862

Net Assets:

Class A	$907,980	$1,864,428	$2,643	$3,327,325	$21,648	$144,810	$40,704
Class B	194,889	287,035	1,952	1,257,959	7,407	101,416	15,881
Class C	777,105	1,253,299	2,397	2,451,603	14,311	133,950	29,975
Other Classes	3,830,491	4,693,028	203,836	7,162,683	420,279	1,006,867	356,302

Shares Issued and Outstanding:
Class A	72,062	114,957	254	291,235	2,339	15,284	3,282
Class B	15,535	17,788	189	110,108	805	10,936	1,295
Class C	61,991	77,756	232	214,585	1,555	14,329	2,443

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$12.60	$16.22	$10.39	$11.42	$9.26	$9.48	$12.40
Class B	12.54	16.14	10.33	11.42	9.20	9.27	12.26
Class C	12.54	16.12	10.33	11.42	9.20	9.35	12.27
Cost of Investments Owned	$0	$8,643,100	$263,209	$16,729,287	$529,273	$1,167,419	$609,685

Cost of Investments in Affiliates Owned	$5,601,197	$0	$0	$0	$0	$0	$0

Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$243,378	$0

Cost of Foreign Currency Held	$0	$8,649	$467	$9,599	$198	$1,982	$1,239

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time the shares are held.

40  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	All Asset Fund	Commodity- RealReturn Strategy Fund	International StocksPLUS TR Strategy Fund	Real Return Fund	RealEstate- RealReturn Strategy Fund	StocksPLUS Fund	StocksPLUS Total Return Fund
Investment Income:

Interest	$0	$207,346	$3,673	$489,339	$13,646	$35,245	$9,442
Dividends	0	0	49	267	0	272	35
Dividends from Affiliate investments	259,617	0	0	0	0	0	0
Miscellaneous income	117	4	1	11	0	14	2

Total Income	259,734	207,350	3,723	489,617	13,646	35,531	9,479

Expenses:

Investment advisory fees	7,057	27,291	970	30,325	1,516	6,937	2,184
Administration fees	6,968	21,705	538	38,888	862	4,955	1,261
Distribution fees – Class B	1,015	1,591	4	9,511	41	918	100
Distribution fees – Class C	3,594	6,810	12	10,972	78	716	189
Servicing fees – Class A	1,395	3,174	4	7,088	42	340	85
Servicing fees – Class B	338	530	1	3,170	14	306	33
Servicing fees – Class C	1,198	2,270	4	5,486	26	358	63
Distribution and/or servicing fees - Other Classes	380	1,897	1	4,912	7	956	2
Trustees’ fees	0	15	0	32	1	5	1
Interest expense	0	10	3	139	12	0	1
Miscellaneous expense	0	165	12	31	15	4	18

Total Expenses	21,945	65,458	1,549	110,554	2,614	15,495	3,937

Reimbursement by Manager	(1,474)	0	0	0	0	0	0

Net Expenses	20,471	65,458	1,549	110,554	2,614	15,495	3,937

Net Investment Income	239,263	141,892	2,174	379,063	11,032	20,036	5,542

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	20,228	1,578	152,249	(4,003)	(5,361)	297
Net realized (loss) on Affiliate investments	(5,021)	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	14,957	0	0	0	0	0	0
Net realized gain on futures contracts, options and swaps	0	658,566	32,155	7,609	48,726	109,503	32,307
Net realized gain (loss) on foreign currency transactions	0	(2,550)	(15,788)	(13,792)	80	(4,725)	(68)
Net change in unrealized appreciation (depreciation) on investments	0	(22,038)	(312)	(227,062)	489	(1,512)	(770)
Net change in unrealized (depreciation) on Affiliate investments	(22,432)	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	(46,011)	(5,910)	81,883	(19,141)	(12,375)	(7,800)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	628	4,927	6,088	38	3,898	259

Net Gain (Loss)	(12,496)	608,823	16,650	6,975	26,189	89,428	24,225

Net Increase in Net Assets Resulting from Operations	$226,767	$750,715	$18,824	$386,038	$37,221	$109,464	$29,767

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  41

Statements of Changes in Net Assets

	All Asset Fund		CommodityRealReturn Strategy Fund		International StocksPLUS TR Strategy Fund
Amounts in thousands	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Period from October 30, 2003 to March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$239,263	$44,814	$141,892	$15,879	$2,174	$38
Net realized gain	0	1,354	676,244	313,968	17,945	1,348
Net realized loss on Affiliate investments	(5,021)	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	14,957	10,885	0	0	0	0
Net change in unrealized appreciation (depreciation)	0	82,246	(67,421)	201,922	(1,295)	317
Net change in unrealized depreciation on Affiliate investments	(22,432)	0	0	0	0	0

Net increase resulting from operations	226,767	139,299	750,715	531,769	18,824	1,703

Distributions to Shareholders:

From net investment income
Class A	(36,717)	(4,392)	(70,604)	(33,283)	(185)	(1)
Class B	(7,698)	(1,084)	(10,209)	(5,554)	(58)	0
Class C	(28,161)	(3,062)	(43,492)	(25,081)	(145)	(3)
Other Classes	(171,685)	(24,834)	(191,692)	(95,874)	(17,288)	(491)
From net realized capital gains
Class A	(3,304)	(904)	(16,131)	(2,187)	(61)	0
Class B	(793)	(279)	(2,770)	(406)	(17)	0
Class C	(2,854)	(727)	(11,573)	(1,707)	(57)	0
Other Classes	(14,001)	(4,580)	(41,928)	(6,701)	(6,045)	0
Tax basis return of capital
Class A	0	0	0	0	(20)	0
Class B	0	0	0	0	(8)	0
Class C	0	0	0	0	(22)	0
Other Classes	0	0	0	0	(2,360)	0

Total Distributions	(265,213)	(39,862)	(388,399)	(170,793)	(26,266)	(495)

Fund Share Transactions:

Receipts for shares sold
Class A	663,198	329,394	1,274,048	860,686	2,726	264
Class B	117,929	85,912	164,907	131,411	1,947	87
Class C	533,763	284,743	691,706	637,413	1,716	980
Other Classes	2,862,568	1,100,658	3,595,566	2,215,982	228,924	20,960
Issued as reinvestment of distributions
Class A	28,909	3,445	63,783	25,296	254	1
Class B	6,597	1,045	9,556	4,355	70	0
Class C	21,694	2,400	39,167	19,827	202	3
Other Classes	164,806	26,831	192,377	90,282	25,690	491
Cost of shares redeemed
Class A	(109,783)	(13,460)	(475,069)	(70,767)	(470)	(40)
Class B	(15,283)	(4,026)	(46,278)	(8,934)	(105)	(11)
Class C	(61,481)	(8,809)	(221,680)	(34,606)	(288)	(175)
Other Classes	(306,973)	(217,385)	(1,661,091)	(256,247)	(61,069)	(5,099)
Net increase (decrease) resulting from Fund share transactions	3,905,944	1,590,748	3,626,992	3,614,698	199,597	17,461
Fund Redemption Fee	136	0	432	29	3	1

Total Increase (Decrease) in Net Assets	3,867,634	1,690,185	3,989,740	3,975,703	192,158	18,670

Net Assets:
Beginning of period	1,842,831	152,646	4,108,050	132,347	18,670	0

End of period*	$5,710,465	$1,842,831	$8,097,790	$4,108,050	$210,828	$18,670

* Including undistributed (overdistributed) net investment income of:	$5,587	$11,567	$624,293	$(94,181)	$(1,589)	$(265)

42  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Real Return Fund		RealEstateRealReturn Strategy Fund		StocksPLUS Fund		StocksPLUS Total Return Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$379,063	$237,048	$11,032	$1,102	$20,036	$9,047	$5,542	$545
Net realized gain	146,066	417,368	44,803	11,933	99,417	335,271	32,536	23,494
Net realized loss on Affiliate investments	0	0	0	0	0	0	0	0
Net capital gain distributions received from Underlying Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(139,091)	277,568	(18,614)	19,902	(9,989)	(21,998)	(8,311)	(3,941)
Net change in unrealized depreciation on Affiliate investments	0	0	0	0	0	0	0	0

Net increase resulting from operations	386,038	931,984	37,221	32,936	109,464	322,320	29,767	20,098

Distributions to Shareholders:
From net investment income
Class A	(91,175)	(49,641)	(7,395)	(91)	(7,147)	(8,384)	(338)	(13)
Class B	(32,950)	(24,899)	(2,515)	(18)	(5,363)	(9,627)	(72)	0
Class C	(60,717)	(40,090)	(4,356)	(38)	(6,711)	(10,294)	(140)	(1)
Other Classes	(206,746)	(124,014)	(42,260)	(5,085)	(68,911)	(78,690)	(5,258)	(373)
From net realized capital gains
Class A	(82,712)	(77,343)	(399)	0	0	0	(1,167)	(464)
Class B	(35,368)	(50,715)	(138)	0	0	0	(492)	(170)
Class C	(62,676)	(74,233)	(242)	0	0	0	(955)	(340)
Other Classes	(169,661)	(176,707)	(3,080)	0	0	0	(15,585)	(4,041)
Tax basis return of capital
Class A	0	0	(114)	0	0	0	0	0
Class B	0	0	(37)	0	0	0	0	0
Class C	0	0	(72)	0	0	0	0	0
Other Classes	0	0	(18,979)	0	0	0	0	0

Total Distributions	(742,005)	(617,642)	(79,587)	(5,232)	(88,132)	(106,995)	(24,007)	(5,402)

Fund Share Transactions:
Receipts for shares sold
Class A	1,612,876	1,684,187	25,084	9,449	63,112	58,176	18,361	31,147
Class B	178,089	422,911	7,882	3,189	6,913	23,895	7,571	10,490
Class C	838,729	1,035,021	14,789	6,137	15,436	35,790	15,489	23,408
Other Classes	3,499,054	3,473,288	470,302	259,485	703,406	863,149	464,628	248,013
Issued as reinvestment of distributions
Class A	129,296	97,733	6,923	81	5,475	6,062	987	399
Class B	47,227	52,001	2,203	16	4,182	7,524	444	116
Class C	82,350	74,749	3,743	31	5,861	8,984	730	205
Other Classes	345,380	283,767	62,652	5,083	66,777	76,664	20,844	4,415
Cost of shares redeemed
Class A	(838,084)	(828,718)	(14,418)	(350)	(49,740)	(36,450)	(8,689)	(3,106)
Class B	(208,160)	(251,844)	(3,907)	(88)	(52,426)	(33,108)	(2,805)	(474)
Class C	(491,377)	(544,092)	(6,829)	(363)	(39,554)	(37,837)	(9,480)	(1,371)
Other Classes	(1,742,993)	(1,880,862)	(368,709)	(4,106)	(1,019,222)	(300,813)	(355,301)	(47,803)
Net increase (decrease) resulting from Fund share transactions	3,452,387	3,618,141	199,715	278,564	(289,780)	672,036	152,779	265,439
Fund Redemption Fee	194	0	28	0	8	0	3	0

Total Increase (Decrease) in Net Assets	3,096,614	3,932,483	157,377	306,268	(268,440)	887,361	158,542	280,135

Net Assets:
Beginning of period	11,102,956	7,170,473	306,268	0	1,655,483	768,122	284,320	4,185

End of period*	$14,199,570	$11,102,956	$463,645	$306,268	$1,387,043	$1,655,483	$442,862	$284,320

* Including undistributed (overdistributed) net investment income of:	$32,717	$159,594	$6,595	$(272)	$8,412	$(99,259)	$10,418	$6,035

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  43

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), seven of which are presented herein. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the pertains to the A, B and C Classes (the “Retail Classes”) of the seven funds. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Real Return Fund, are allocated daily to each class of shares based on the relative net assets of each class. Income and non-class specific expenses of the Real Return Fund, are allocated daily to each class of shares based on the relative value of settled shares. Realized

44  PIMCO Funds Annual Report  |  03.31.05

and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The CommodityRealReturn Strategy Fund (the “Fund”) currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel (described below) and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to the risk of diminished investment returns.

To the extent the All Asset Fund invests in the CommodityRealReturn Strategy Fund, an Underlying Fund with investments as described in the preceding paragraph, the All Asset Fund would be subject to the risk of diminished investment returns if the CommodityRealReturn Strategy Fund was to fail to qualify as a regulated investment company and was subject to federal income tax. Moreover, depending upon the composition of All Asset Fund’s investments, any failure of CommodityRealReturn Strategy Fund to qualify as a regulated investment company could jeopardize All Asset Fund’s own qualification, if it thereby failed to satisfy the asset diversification requirement.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	-	Australian Dollar	N$	-	New Zealand Dollar
BP	-	British Pound	NK	-	Norwegian Krone
BR	-	Brazilian Real	PN	-	Peruvian New Sol
C$	-	Canadian Dollar	PZ	-	Polish Zloty
CP	-	Chilean Peso	RP	-	Indian Rupee
DK	-	Danish Krone	RR	-	Russian Ruble
EC	-	Euro	S$	-	Singapore Dollar
H$	-	Hong Kong Dollar	SF	-	Swiss Franc
JY	-	Japanese Yen	SK	-	Swedish Krona
KW	-	South Korean Won	SV	-	Slovakian Koruna
MP	-	Mexican Peso	T$	-	Taiwan Dollar

03.31.05  |  PIMCO Funds Annual Report  45

Notes to Financial Statements (Cont.)

March 31, 2005

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which

46  PIMCO Funds Annual Report  |  03.31.05

it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

03.31.05  |  PIMCO Funds Annual Report  47

Notes to Financial Statements (Cont.)

March 31, 2005

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

	Net Investment Income Increase (Decrease) (000s)		Net Investment Income Per Share Increase (Decrease)*
			Class A					Class B					Class C
Fund Name	2005	2004	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001
All Asset Fund	$0	$0	0.00	0.00	N/A	N/A	N/A	0.00	0.00	N/A	N/A	N/A	0.00	0.00	N/A	N/A	N/A
CommodityRealReturn Strategy Fund	(571,023)	(378,878)	(1.60)	(5.49)	2.51	N/A	N/A	(1.46)	(5.20)	2.59	N/A	N/A	(1.50)	(5.69)	2.67	N/A	N/A
International StocksPLUS TR Strategy Fund	(23,640)	(1,164)	(1.47)	(0.42)	N/A	N/A	N/A	(0.74)	(0.56)	N/A	N/A	N/A	(1.39)	(0.63)	N/A	N/A	N/A
Real Return Fund	3,573	440	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RealEstateRealReturn Strategy Fund	(27,491)	(22,068)	(0.93)	(2.56)	N/A	N/A	N/A	(0.88)	(2.76)	N/A	N/A	N/A	(0.79)	(2.50)	N/A	N/A	N/A
StocksPLUS Fund	(4,187)	(173,814)	(0.02)	(1.37)	0.99	0.07	0.79	(0.02)	(1.41)	0.99	0.07	0.77	(0.02)	(1.41)	1.00	0.07	0.79
StocksPLUS Total Return Fund	(622)	(4)	(0.01)	0.00	N/A	N/A	N/A	(0.01)	0.00	N/A	N/A	N/A	(0.01)	0.00	N/A	N/A	N/A

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

Underlying Funds. The All Asset Fund invests its assets in shares of the Underlying Funds. The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Funds at any particular time. The Underlying Funds are the Institutional Class shares of other PIMCO Funds, which are affiliates. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy and StocksPLUS TR Short Strategy Funds, the All Asset Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Fund’s asset allocation sub-adviser.

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser and selects the Underlying Funds in which the All Asset Fund invests. PIMCO pays a fee to Research Affiliates at an annual rate of 0.20% for the All Asset Fund based on average daily net assets.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee
Fund Name	All Classes		Class	Institutional Class	Administrative Classes	A, B and C Class D	Class R
All Asset Fund	0.20	%(1)	0.05%	0.05%	0.45%	0.45%	N/A
CommodityRealReturn Strategy Fund	0.49%		0.25%	0.25%	0.50%	0.50%	N/A
International StocksPLUS TR Strategy Fund	0.55%		0.30%	N/A	0.55%	0.55%	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.40%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.50%	0.50%	N/A
StocksPLUS Fund	0.40%		0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS Total Return Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A

(1)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

48  PIMCO Funds Annual Report  |  03.31.05

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund Name	Holding Period(1)
Real Return Fund	7 days
All Asset, CommodityRealReturn Strategy, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days
International StocksPLUS TR Strategy Funds	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Redemption Fees (with respect to shares acquired before June 15, 2004). Investors in A, B and C class shares of the International StocksPLUS TR Strategy Fund will be subject to a “Redemption Fee” on redemptions and exchanges equal to 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will be charged only on shares redeemed or exchanged within 60 days of their acquisition (i.e., beginning on the 61st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges.

The CommodityRealReturn Strategy Fund imposes a fee of 0.25%, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern time, from shareholders that hold their shares directly with the Trust. Redemption and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25

Class B
All Funds	0.75	0.25

Class C
Real Return and StocksPLUS Funds	0.50	0.25

All other Funds	0.75	0.25

Class D
All Funds	—	0.25

Class R
All Funds	0.25	0.25

03.31.05  |  PIMCO Funds Annual Report  49

Notes to Financial Statements (Cont.)

March 31, 2005

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $10,118,365 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds’ administrative fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Institutional Class	Class A	Class B	Class C	Class D
International StocksPLUS TR Strategy Fund	0.85%	1.35%	2.10%	2.10%	1.35%
RealEstateRealReturn Strategy Fund	0.74%	1.24%	1.99%	1.99%	1.24%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Fund’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	03/31/2004	03/31/2005
International StocksPLUS TR Strategy Fund	$8	$0
RealEstateRealReturn Strategy Fund	8	0

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Risk Factors of the All Asset Fund

Investing in the Underlying Funds through the All Asset Fund involve certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset Fund wholly or partly by a distribution in kind of securities from its portfolio instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

50  PIMCO Funds Annual Report  |  03.31.05

5. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$7,136,539	$3,266,253
CommodityRealReturn Strategy Fund	20,157,562	15,053,630	495,082	1,786,708
International StocksPLUS TR Strategy Fund	726,608	632,952	110,701	30,420
Real Return Fund	57,378,418	54,074,022	2,058,754	2,088,607
RealEstateRealReturn Strategy Fund	1,895,560	1,762,300	73,948	59,135
StocksPLUS Fund	1,875,906	1,796,629	531,093	289,982
StocksPLUS Total Return Fund	785,215	605,383	148,676	99,025

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Commodity Real Return Strategy Fund	International StocksPLUS TR Strategy Fund	Real Return Fund	Real Estate Real Return Strategy Fund	StocksPLUS Fund	StocksPLUS Total Return Fund
	Premium
Balance at 03/31/2004	$1,802	$0	$16,938	$43	$1,042	$11
Sales	2,771	197	5,007	126	734	1,078
Closing Buys	0	(9)	(856)	(46)	0	(313)
Expirations	(3,076)	(96)	(12,998)	(43)	(1,265)	(409)

Balance at 03/31/2005	$1,497	$92	$8,091	$80	$511	$367

7. Affiliated Transactions

The Underlying Funds are considered to be affiliated with the All Asset Fund. The table below shows the transactions in and earnings from investments in these affiliated funds for the year ended March 31, 2005 (amounts in thousands):

Underlying Funds	Market Value March 31, 2004	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2005	Dividend Income	Net Capital and Realized Gain (Loss)
CommodityRealReturn Strategy	$186,567	$646,431	$450,551	$38,270	$397,398	$37,662	$(8,722)
Convertible	0	46,165	3,570	(121)	42,311	698	(163)
Emerging Markets Bond	131,297	885,711	321,763	8,205	694,638	33,018	(5,546)
European Convertible	103,040	80,147	73,886	3,436	108,410	6,895	428
Floating Income	0	531,408	0	(2,951)	528,457	4,404	0
Foreign Bond (Unhedged)	0	388,339	5,935	(2,614)	379,767	4,669	27
GNMA	133,845	371,473	127,784	(2,518)	373,471	9,547	(1,477)
High Yield	0	510,627	141,074	3,079	374,592	14,956	1,960
International StocksPLUS TR Strategy	14,105	245,529	56,840	(4,359)	195,837	22,484	731
Long-Term U.S. Government	0	118,218	11,019	(2,044)	104,911	3,115	973
Low Duration	104,205	216,332	308,115	(61)	11,060	3,295	(957)
Real Return	253,070	455,013	230,955	2,785	469,751	16,095	(1,476)
Real Return Asset	216,106	441,338	159,486	15,938	494,686	22,266	(284)
RealEstateRealReturn Strategy	270,649	437,072	342,604	(13,905)	343,912	48,670	17,873
Short-Term	0	320,845	320,840	0	0	717	88
StocksPLUS	194,105	419,767	397,691	5,353	225,358	19,061	885
StocksPLUS Total Return	211,293	354,260	314,140	18,213	255,480	9,441	5,596
Total Return	0	291,008	0	(2,823)	288,184	1,659	0
Total Return Mortgage	0	376,856	0	(3,964)	372,893	1,965	0

	$1,818,282	$7,136,539	$3,266,253	$59,919	$5,661,116	$259,617	$9,936

03.31.05  |  PIMCO Funds Annual Report  51

Notes to Financial Statements (Cont.)

March 31, 2005

8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				CommodityRealReturn Strategy Fund				International StocksPLUS TR Strategy Fund
	Year Ended 03/31/2005		Period from 10/30/2003 to 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Period from 10/30/2003 to 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	52,426	$663,198	26,924	$329,394	83,635	$1,274,048	59,573	$860,686	253	$2,726	25	$264
Class B	9,411	117,929	7,082	85,912	10,895	164,907	9,150	131,411	185	1,947	8	87
Class C	42,405	533,763	23,336	284,743	45,720	691,706	44,333	637,413	162	1,716	94	980
Other Classes	225,997	2,862,568	90,696	1,100,658	234,762	3,595,566	154,855	2,215,982	21,131	228,924	2,070	20,960

Issued as reinvestment of distributions

Class A	2,282	28,909	284	3,445	4,253	63,783	1,761	25,296	25	254	0	1
Class B	522	6,597	87	1,045	641	9,556	306	4,355	7	70	0	0
Class C	1,718	21,694	199	2,400	2,629	39,167	1,392	19,827	20	202	0	3
Other Classes	12,979	164,806	2,212	26,831	12,785	192,377	6,310	90,282	2,469	25,690	48	491

Cost of shares redeemed

Class A	(8,754)	(109,783)	(1,100)	(13,460)	(31,199)	(475,069)	(4,929)	(70,767)	(45)	(470)	(4)	(40)
Class B	(1,227)	(15,283)	(340)	(4,026)	(3,057)	(46,278)	(635)	(8,934)	(10)	(105)	(1)	(11)
Class C	(4,940)	(61,481)	(727)	(8,809)	(14,645)	(221,680)	(2,445)	(34,606)	(27)	(288)	(17)	(175)
Other Classes	(24,383)	(306,973)	(18,091)	(217,385)	(109,832)	(1,661,091)	(18,452)	(256,247)	(5,681)	(61,069)	(491)	(5,099)

Net increase (decrease) resulting from Fund share transactions	308,436	$3,905,944	130,562	$1,590,748	236,587	$3,626,992	251,219	$3,614,698	18,489	$199,597	1,732	$17,461

	Real Return Fund				RealEstateRealReturn Strategy Fund				StocksPLUS Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	140,895	$1,612,876	146,346	$1,684,187	2,254	$25,084	844	$9,449	6,659	$63,112	6,362	$58,176
Class B	15,632	178,089	36,757	422,911	696	7,882	282	3,189	751	6,913	2,679	23,895
Class C	73,251	838,729	89,908	1,035,021	1,323	14,789	547	6,137	1,653	15,436	3,981	35,790
Other Classes	306,046	3,499,054	302,605	3,473,288	47,552	470,302	23,855	259,485	73,587	703,406	94,245	863,149

Issued as reinvestment of distributions

Class A	11,319	129,296	8,603	97,733	678	6,923	7	81	577	5,475	642	6,062
Class B	4,137	47,227	4,584	52,001	217	2,203	1	16	451	4,182	813	7,524
Class C	7,212	82,350	6,585	74,749	368	3,743	3	31	627	5,861	964	8,984
Other Classes	30,233	345,380	24,958	283,767	6,072	62,652	476	5,083	6,959	66,777	8,048	76,664

Cost of shares redeemed

Class A	(73,369)	(838,084)	(72,318)	(828,718)	(1,412)	(14,418)	(32)	(350)	(5,249)	(49,740)	(4,095)	(36,450)
Class B	(18,220)	(208,160)	(21,983)	(251,844)	(383)	(3,907)	(8)	(88)	(5,668)	(52,426)	(3,690)	(33,108)
Class C	(43,069)	(491,377)	(47,469)	(544,092)	(655)	(6,829)	(31)	(363)	(4,246)	(39,554)	(4,238)	(37,837)
Other Classes	(153,150)	(1,742,993)	(164,243)	(1,880,862)	(32,450)	(368,709)	(373)	(4,106)	(105,074)	(1,019,222)	(32,938)	(300,813)

Net increase (decrease) resulting from Fund share transactions	300,917	$3,452,387	314,333	$3,618,141	24,260	$199,715	25,571	$278,564	(28,973)	$(289,780)	72,773	$672,036

	StocksPLUS Total Return Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	1,480	$18,361	2,663	$31,147
Class B	621	7,571	900	10,490
Class C	1,268	15,489	2,005	23,408
Other Classes	38,247	464,628	21,599	248,013

Issued as reinvestment of distributions

Class A	77	987	35	399
Class B	35	444	10	116
Class C	58	730	18	205
Other Classes	1,636	20,844	393	4,415

Cost of shares redeemed

Class A	(710)	(8,689)	(263)	(3,106)
Class B	(231)	(2,805)	(40)	(474)
Class C	(791)	(9,480)	(115)	(1,371)
Other Classes	(29,317)	(355,301)	(4,223)	(47,803)

Net increase (decrease) resulting from Fund share transactions	12,373	$152,779	22,982	$265,439

52  PIMCO Funds Annual Report  |  03.31.05

9. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral(4)
All Asset Fund	$5,601	$18,973	$0	$(14)	$0	$0
CommodityRealReturn Strategy Fund	665,827	96	26,143	(31)	0	(32)
International StocksPLUS TR Strategy Fund	0	0	370	0	0	(3,882)
Real Return Fund	65,572	69	52,599	0	0	(659)
RealEstateRealReturn Strategy Fund	0	0	1,505	(2)	(1,711)	(491)
StocksPLUS Fund	13,599	0	(157)	0	(246,226)	0
StocksPLUS Total Return Fund	10,691	9,929	17	(3)	0	0

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, amortization of swap premiums, and tax straddle deferrals.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs and other tax differences.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(4)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2005, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2010	2011	2012
RealEstateRealReturn Strategy Fund	$0	$0	$1,711
StocksPLUS Fund	95,739	150,487	0

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$5,624,485	$75,650	$(39,019)	$36,631
CommodityRealReturn Strategy Fund	8,667,341	73,266	(38,557)	34,709
International StocksPLUS TR Strategy Fund	263,229	202	(519)	(317)
Real Return Fund	16,837,778	415,630	(94,869)	320,761
RealEstateRealReturn Strategy Fund	530,481	6,703	(1,465)	5,238
StocksPLUS Fund	1,411,276	4,301	(2,566)	1,735
StocksPLUS Total Return Fund	609,850	910	(1,376)	(466)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to interest only basis adjustments, tax straddle deferrals, unamortized premium on convertible bonds, and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
All Asset Fund	$253,011	$12,202	$0
CommodityRealReturn Strategy Fund	385,498	2,901	0
International StocksPLUS TR Strategy Fund	21,356	2,500	2,410
Real Return Fund	691,601	50,404	0
RealEstateRealReturn Strategy Fund	60,386	0	19,201
StocksPLUS Fund	88,132	0	0
StocksPLUS Total Return Fund	13,707	10,300	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

03.31.05  |  PIMCO Funds Annual Report  53

Notes to Financial Statements (Cont.)

March 31, 2005

10. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

54  PIMCO Funds Annual Report  |  03.31.05

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the All Asset Fund, CommodityRealReturn Strategy Fund, International StocksPLUS TR Strategy Fund, Real Return Fund, RealEstateRealReturn Strategy Fund, StocksPLUS Fund, and StocksPLUS Total Return Fund, (hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

03.31.05  |  PIMCO Funds Annual Report  55

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

All Asset Fund	0.22%
International StocksPLUS TR Strategy Fund	0.21%
Real Return Fund	0.04%
StocksPLUS Fund	0.31%
StocksPLUS Total Return Fund	0.26%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

All Asset Fund	0.23%
International StocksPLUS TR Strategy Fund	0.21%
Real Return Fund	0.04%
StocksPLUS Fund	0.31%
StocksPLUS Total Return Fund	0.26%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

56  PIMCO Funds Annual Report  |  03.31.05

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

03.31.05  |  PIMCO Funds Annual Report  57

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

58  PIMCO Funds Annual Report  |  03.31.05

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Investment Sub-Advisor (All Asset Fund only)	Research Affiliates, Inc., 800 E. Colorado boulevard, Pasadena, CA 91101

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds	Allianz Funds

Short-Duration Bond

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage Bond

PIMCO Long-Term

U.S. Government

PIMCO GNMA

PIMCO Total Return Mortgage

Corporate Bond

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

Tax-Exempt Bond

PIMCO Short Duration

Municipal Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO California Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn Strategy

PIMCO RealEstateRealReturn Strategy

PIMCO All Asset

IndexPLUS

PIMCO StocksPLUS

PIMCO StocksPLUS Total Return

PIMCO International StocksPLUS TR Strategy

Value Stock

NFJ Dividend Value

NFJ Large-Cap Value

OCC Renaissance

OCC Value

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Growth & Income

CCM Capital Appreciation

OCC Core Equity

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Targeted Core Growth

PEA Growth

NACM Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

International Stock

NACM Global

RCM Global Small-Cap

NFJ International Value

NACM International

RCM International

Growth Equity

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

RCM Innovation**

Balanced

AMM Asset Allocation

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read this prospectus carefully before you invest or send money.

*	As of 2/28/05 according to SimFunds.
**	Proposed to merge with RCM Global Technology Fund on or about May 27, 2005.

AZ692AR_12780

Annual Report

MARCH 31, 2005

PIMCO Funds

Municipal Bond Funds Share Classes A B C Share Classes A C Share Class A

NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond

NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

STATE-SPECIFIC TAX-EXEMPT BOND FUNDS

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds. By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the 12-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the 12-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark 10-year Treasury increased 0.65% for the 12 months to end the period at 4.48%. While all but the very longest maturity yields increased during the 12-month period, the short and intermediate maturity yields increased the most, causing the two- to 10-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our Web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

PIMCO Funds Annual Report  |  03.31.05  3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. The oldest share class for each Fund is the Institutional share class, and the A, B and C shares (where available) were first offered in (month/year): PIMCO Municipal Bond (4/98), PIMCO California Intermediate Municipal (10/99), PIMCO New York Municipal (10/99), PIMCO California Municipal (8/00), and PIMCO Short Duration Municipal (4/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Lipper does not take into account sales charges. Shareholders of a municipal bond fund will, at times, incur a tax liability, as income from these funds may be subject to state and local taxes and, where applicable, the alternative minimum tax.

The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted.

The Change in Value charts assume the initial investment was made on the first day of the Fund’s initial fiscal year. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Results are not indicative of future performance. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the Allianz Global Investors web site at www.allianzinvestors.com and on the SEC’s web site at http://www.sec.gov. Copies of the written Proxy Policy and the factors the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-426-0107, on the Allianz Global Investors web site at www.allianzinvestors.com and on the SEC’s web site at http://www.sec.gov.

4  PIMCO Funds Annual Report  |  03.31.05

Important Information (cont.)

The Trust files complete schedules of each fund’s portfolio holdings with the SEC Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each fund’s Form N-Q is available without charge, upon request, by calling the Trust at 1-866-746-2606. In addition, PIMCO Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expenses).

PIMCO Funds Annual Report  |  03.31.05  5

A STATE - SPECIFIC TAX - EXEMPT BOND FUND

PIMCO California Intermediate Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A Shares returned 1.17% for the 12-month period ended March 31, 2005, underperforming the 1.63% return of the Lehman Brothers California Intermediate Municipal Bond Index.

•	Municipals outperformed Treasuries and other high-quality taxable debt sectors; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15% and 0.04%, respectively.

•	The return for the Lipper California Intermediate Municipal Debt Fund Average, which consists of California municipal funds with average maturities between 5 and 10 years, was 0.83% for the one-year period ended March 31, 2005.

•	The Fund’s effective duration was below its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA- at the end of the period, similar to the benchmark’s average of AA2/AA3.

•	The Fund’s Class A SEC yield after fees at March 31, 2005 was 3.29%, or 5.91% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and effective state tax rate of 9.30%.

•	The California Insured yield curve increased an average of 0.33%. The 10-year California Insured maturity increased 0.42% while the 20-year maturity decreased 0.02% and the 30-year increased 0.02%.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance as these securities outperformed the national market across all maturities.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO CA Intermediate Municipal Bond Fund Class A	1.17%	4.75%	—	4.79%
PIMCO CA Intermediate Municipal Bond Fund Class A (adjusted)	–1.86%	4.12%	—	4.22%
Lehman Brothers California Intermediate Municipal Bond Index	1.63%	5.80%	—	—
Lipper California Intermediate Municipal Debt Fund Average	0.83%	4.94%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,007.90	$1,020.69
Expenses Paid During Period	$4.26	$4.28

Expenses are equal to the expense ratio of 0.85% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 3/31/05

	PIMCO CA Intermediate Muni Bond A	Lehman Brothers California Intermediate Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,766	10,064
10/31/1999	9,691	9,998
11/30/1999	9,770	10,080
12/31/1999	9,724	9,988
01/31/2000	9,753	10,044
02/29/2000	9,813	10,099
03/31/2000	9,986	10,248
04/30/2000	9,959	10,169
05/31/2000	10,003	10,197
06/30/2000	10,189	10,427
07/31/2000	10,320	10,569
08/31/2000	10,466	10,734
09/30/2000	10,431	10,672
10/31/2000	10,495	10,735
11/30/2000	10,543	10,783
12/31/2000	10,716	10,956
01/31/2001	10,888	11,151
02/28/2001	10,904	11,148
03/31/2001	11,004	11,199
04/30/2001	10,825	10,995
05/31/2001	11,010	11,187
06/30/2001	11,072	11,252
07/31/2001	11,203	11,436
08/31/2001	11,426	11,647
09/30/2001	11,412	11,614
10/31/2001	11,467	11,746
11/30/2001	11,415	11,613
12/31/2001	11,323	11,491
01/31/2002	11,479	11,726
02/28/2002	11,578	11,865
03/31/2002	11,417	11,580
04/30/2002	11,597	11,840
05/31/2002	11,690	11,956
06/30/2002	11,764	12,064
07/31/2002	11,809	12,209
08/31/2002	11,869	12,384
09/30/2002	12,074	12,671
10/31/2002	11,860	12,342
11/30/2002	11,865	12,345
12/31/2002	12,007	12,565
01/31/2003	11,941	12,494
02/28/2003	12,035	12,673
03/31/2003	12,002	12,688
04/30/2003	11,996	12,766
05/31/2003	12,162	13,058
06/30/2003	12,115	12,959
07/31/2003	11,806	12,514
08/31/2003	11,818	12,647
09/30/2003	12,090	13,043
10/31/2003	12,105	12,960
11/30/2003	12,245	13,039
12/31/2003	12,334	13,138
01/31/2004	12,375	13,226
02/29/2004	12,524	13,441
03/31/2004	12,450	13,369
04/30/2004	12,231	13,034
05/31/2004	12,145	13,026
06/30/2004	12,218	13,119
07/31/2004	12,321	13,245
08/31/2004	12,471	13,516
09/30/2004	12,497	13,555
10/31/2004	12,562	13,664
11/30/2004	12,549	13,567
12/31/2004	12,629	13,705
01/31/2005	12,658	13,796
02/28/2005	12,656	13,695
03/31/2005	12,596	13,586

Regional Breakdown*

California	72.4%
Puerto Rico	12.1%
Virgin Islands	4.6%
Washington	3.9%
Short-Term Instruments	1.7%
Other	5.3%

*	% of Total Investments as of March 31, 2005

6  PIMCO Funds Annual Report  |  03.31.05

A STATE - SPECIFIC TAX - EXEMPT BOND FUND

PIMCO California Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A Shares returned 2.43% for the 12-month period ended March 31, 2005, underperforming the 2.82% return of the Lehman Brothers California Insured Municipal Bond Index for the same period.

•	Municipals outperformed Treasuries and other high-quality taxable debt sectors; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15% and 0.04% respectively.

•	The return for the Lipper California Municipal Debt Fund Average, which consists of California municipal funds with average maturities of 10 years or more, was 2.86% for the 12 months ended March 31, 2005.

•	The Fund’s effective duration was below its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA at the end of the period versus the benchmark’s average of AAA.

•	The Fund’s Class A SEC yield after fees at March 31, 2005 was 3.13%, or 5.62% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and effective state tax rate of 9.30%.

•	The California Insured yield curve increased an average of 0.33%. The 10-year California Insured maturity increased 0.42% while the 20-year maturity decreased 0.02% and the 30-year increased 0.02%.

•	Yield curve positioning was negative for performance, as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/16/00)
PIMCO CA Municipal Bond Fund Class A	2.43%	—	—	6.25%
PIMCO CA Municipal Bond Fund Class A (adjusted)	–0.62%	—	—	5.58%
Lehman Brothers California Insured Municipal Bond Index	2.82%	—	—	—
Lipper California Municipal Debt Fund Average	2.86%	—	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,022.00	$1,020.69
Expenses Paid During Period	$4.28	$4.28

Expenses are equal to the expense ratio of 0.85% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period)

Change in Value  For Periods ended 03/31/05

	PIMCO CA Municipal Bond A	Lehman Brothers California Insured Municipal Bond Index
05/31/2000	9,700	10,000
06/30/2000	9,901	10,321
07/31/2000	10,036	10,475
08/31/2000	10,175	10,715
09/30/2000	10,147	10,658
10/31/2000	10,204	10,748
11/30/2000	10,261	10,832
12/31/2000	10,470	11,114
01/31/2001	10,626	11,219
02/28/2001	10,699	11,238
03/31/2001	10,768	11,329
04/30/2001	10,491	11,114
05/31/2001	10,743	11,278
06/30/2001	10,839	11,328
07/31/2001	11,073	11,520
08/31/2001	11,282	11,813
09/30/2001	11,284	11,751
10/31/2001	11,420	11,906
11/30/2001	11,329	11,821
12/31/2001	11,256	11,699
01/31/2002	11,376	11,885
02/28/2002	11,534	12,014
03/31/2002	11,179	11,724
04/30/2002	11,388	11,949
05/31/2002	11,532	12,044
06/30/2002	11,662	12,136
07/31/2002	11,660	12,279
08/31/2002	11,765	12,477
09/30/2002	12,089	12,808
10/31/2002	11,784	12,496
11/30/2002	11,817	12,479
12/31/2002	12,057	12,740
01/31/2003	11,896	12,671
02/28/2003	12,038	12,870
03/31/2003	12,044	12,896
04/30/2003	12,097	13,017
05/31/2003	12,354	13,333
06/30/2003	12,275	13,228
07/31/2003	11,829	12,726
08/31/2003	11,879	12,808
09/30/2003	12,170	13,171
10/31/2003	12,194	13,140
11/30/2003	12,333	13,284
12/31/2003	12,463	13,402
01/31/2004	12,546	13,474
02/29/2004	12,759	13,711
03/31/2004	12,604	13,634
04/30/2004	12,291	13,271
05/31/2004	12,203	13,220
06/30/2004	12,287	13,288
07/31/2004	12,388	13,471
08/31/2004	12,595	13,765
09/30/2004	12,632	13,824
10/31/2004	12,733	13,966
11/30/2004	12,696	13,841
12/31/2004	12,874	14,029
01/31/2005	13,022	14,201
02/28/2005	12,996	14,128
03/31/2005	12,910	14,018

Regional Breakdown*

California	81.7%
Louisiana	4.7%
Virgin Islands	4.4%
New Jersey	3.6%
Puerto Rico	2.4%
Other	3.2%

*	% of Total Investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  7

A NATIONAL TAX - EXEMPT BOND FUND

PIMCO Municipal Bond Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A Shares returned 1.96% for the 12-month period ended March 31, 2005, underperforming the 2.67% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index.

•	Municipals outperformed Treasuries and the taxable debt sector; the Lehman Brothers Municipal Bond Index returned 2.67%, while the Lehman Brothers Aggregate Bond and the Lehman Brothers Treasury Indices returned 1.15% and 0.04%, respectively.

•	The return for the Lipper General Municipal Debt Fund Average, consisting of national muni funds with average maturities for 10 years or greater, was 2.03% for the 12-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AAA at the end of the period versus the benchmark’s average of AA1/AA2.

•	The Fund’s Class A SEC yield after fees at March 31, 2005 was 3.36%, or 5.17% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	Yields increased across the curve as 10-year AAA municipals increased by 0.41%, while 20-year yields remained constant and 30-year maturities increased 0.05%.

•	Yield curve positioning was negative for performance, as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/31/97)
PIMCO Municipal Bond Fund Class A	1.96%	5.94%	—	4.64%
PIMCO Municipal Bond Fund Class A (adjusted)	–1.10%	5.29%	—	4.20%
PIMCO Municipal Bond Fund Class B	1.20%	5.15%	—	3.86%
PIMCO Municipal Bond Fund Class B (adjusted)	–3.71%	4.82%	—	3.86%
PIMCO Municipal Bond Fund Class C (adjusted)	0.47%	5.41%	—	4.12%
Lehman Brothers General Municipal Bond Index	2.67%	6.58%	—	—
Lipper General Municipal Debt Fund Average	2.03%	5.67%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,013.80	$1,010.00	$1,011.30	$1,020.69	$1,016.95	$1,018.20
Expenses Paid During Period	$4.27	$8.02	$6.77	$4.28	$8.05	$6.79

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Municipal Bond A	PIMCO Municipal Bond B	PIMCO Municipal Bond C	Lehman Brothers General Municipal Bond Index
12/31/1997	9,700	10,000	10,000	10,000
01/31/1998	9,812	10,108	10,110	10,103
02/28/1998	9,763	10,052	10,056	10,106
03/31/1998	9,768	10,051	10,057	10,115
04/30/1998	9,700	9,976	9,984	10,070
05/31/1998	9,890	10,164	10,174	10,229
06/30/1998	9,921	10,188	10,201	10,269
07/31/1998	9,928	10,189	10,205	10,295
08/31/1998	10,109	10,369	10,388	10,454
09/30/1998	10,242	10,499	10,520	10,584
10/31/1998	10,218	10,467	10,491	10,584
11/30/1998	10,242	10,485	10,511	10,621
12/31/1998	10,251	10,487	10,516	10,648
01/31/1999	10,384	10,617	10,648	10,775
02/28/1999	10,316	10,541	10,572	10,728
03/31/1999	10,322	10,541	10,575	10,742
04/30/1999	10,338	10,551	10,587	10,769
05/31/1999	10,260	10,465	10,503	10,707
06/30/1999	10,070	10,264	10,303	10,553
07/31/1999	10,088	10,275	10,316	10,591
08/31/1999	9,979	10,158	10,201	10,506
09/30/1999	9,963	10,136	10,180	10,511
10/31/1999	9,833	9,997	10,043	10,397
11/30/1999	9,932	10,092	10,140	10,507
12/31/1999	9,837	9,988	10,039	10,429
01/31/2000	9,778	9,922	9,975	10,384
02/29/2000	9,878	10,018	10,074	10,504
03/31/2000	10,101	10,237	10,295	10,734
04/30/2000	10,049	10,178	10,239	10,670
05/31/2000	10,002	10,124	10,186	10,615
06/30/2000	10,227	10,345	10,411	10,896
07/31/2000	10,351	10,464	10,533	11,048
08/31/2000	10,512	10,621	10,693	11,218
09/30/2000	10,503	10,605	10,679	11,160
10/31/2000	10,599	10,697	10,773	11,281
11/30/2000	10,572	10,662	10,741	11,367
12/31/2000	10,812	10,898	10,981	11,648
01/31/2001	10,908	10,988	11,074	11,763
02/28/2001	11,067	11,141	11,231	11,800
03/31/2001	11,187	11,253	11,347	11,906
04/30/2001	11,036	11,095	11,189	11,777
05/31/2001	11,248	11,300	11,400	11,904
06/30/2001	11,358	11,404	11,507	11,984
07/31/2001	11,550	11,589	11,695	12,161
08/31/2001	11,814	11,846	11,957	12,361
09/30/2001	11,670	11,696	11,807	12,320
10/31/2001	11,734	11,753	11,867	12,467
11/30/2001	11,699	11,709	11,825	12,362
12/31/2001	11,609	11,612	11,730	12,245
01/31/2002	11,861	11,856	11,978	12,457
02/28/2002	12,086	12,074	12,201	12,607
03/31/2002	11,853	11,833	11,961	12,360
04/30/2002	12,084	12,056	12,189	12,602
05/31/2002	12,200	12,164	12,301	12,678
06/30/2002	12,323	12,279	12,421	12,812
07/31/2002	12,396	12,344	12,489	12,978
08/31/2002	12,415	12,354	12,503	13,133
09/30/2002	12,618	12,549	12,703	13,421
10/31/2002	12,372	12,297	12,450	13,198
11/30/2002	12,324	12,242	12,396	13,144
12/31/2002	12,527	12,435	12,595	13,421
01/31/2003	12,475	12,375	12,537	13,387
02/28/2003	12,611	12,503	12,668	13,574
03/31/2003	12,573	12,458	12,625	13,582
04/30/2003	12,623	12,500	12,671	13,672
05/31/2003	12,887	12,753	12,929	13,992
06/30/2003	12,838	12,697	12,875	13,933
07/31/2003	12,466	12,321	12,497	13,445
08/31/2003	12,529	12,375	12,554	13,545
09/30/2003	12,830	12,665	12,850	13,943
10/31/2003	12,862	12,687	12,876	13,873
11/30/2003	13,027	12,842	13,036	14,018
12/31/2003	13,144	12,950	13,148	14,134
01/31/2004	13,179	12,976	13,177	14,215
02/29/2004	13,360	13,146	13,352	14,429
03/31/2004	13,222	13,001	13,208	14,379
04/30/2004	13,008	12,783	12,988	14,038
05/31/2004	12,931	12,701	12,907	13,987
06/30/2004	12,964	12,724	12,934	14,038
07/31/2004	13,087	12,836	13,050	14,223
08/31/2004	13,271	13,008	13,229	14,508
09/30/2004	13,298	13,026	13,250	14,585
10/31/2004	13,366	13,085	13,312	14,710
11/30/2004	13,352	13,064	13,294	14,589
12/31/2004	13,475	13,175	13,411	14,767
01/31/2005	13,528	13,226	13,458	14,905
02/28/2005	13,536	13,234	13,460	14,856
03/31/2005	13,482	13,181	13,400	14,762

Regional Breakdown*

Illinois	10.4%
New Jersey	9.5%
Texas	9.4%
New York	7.7%
Wisconsin	5.7%
Other	57.3%

*	% of Total Investments as of March 31, 2005

8  PIMCO Funds Annual Report  |  03.31.05

A STATE - SPECIFIC TAX - EXEMPT BOND FUND

PIMCO New York Municipal Bond Fund

•	The Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class A Shares returned 2.14% for the 12-month period ended March 31, 2005, underperforming the 2.65% return of the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index.

•	The return for the Lipper New York Municipal Debt Fund Average, consisting of New York muni funds with average maturities of 10 years or more, was 2.07% for the 12-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AA+ at the end of the period, similar to the benchmark’s average of AAA.

•	The Fund’s Class A SEC yield after fees at March 31, 2005 was 2.68%, or 4.68% on a fully tax-adjusted basis, with a federal tax rate of 35.0% and effective New York City tax rate of 7.70%.

•	The New York Insured yield curve increased an average 0.32%. The 10-year New York Insured maturity increased 0.38% while the 20-year maturity decreased 0.05% and the 30-year remained flat.

•	Yield curve positioning was negative for performance, as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO NY Municipal Bond Fund Class A	2.14%	6.75%	—	6.34%
PIMCO NY Municipal Bond Fund Class A (adjusted)	–0.92%	6.10%	—	5.77%
Lehman Brothers New York Insured Municipal Bond Index	2.65%	7.03%	—	—
Lipper New York Municipal Debt Fund Average	2.07%	5.83%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class A	Class A
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,014.20	$1,020.69
Expenses Paid During Period	$4.27	$4.28

Expenses are equal to the expense ratio of 0.85% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO NY Muni Bond A	Lehman Brothers New York Insured Municipal Bond Index
08/31/1999	9,700	10,000
09/30/1999	9,735	9,987
10/31/1999	9,655	9,848
11/30/1999	9,740	9,986
12/31/1999	9,701	9,883
01/31/2000	9,653	9,826
02/29/2000	9,712	9,973
03/31/2000	9,866	10,227
04/30/2000	9,807	10,129
05/31/2000	9,770	10,058
06/30/2000	10,006	10,385
07/31/2000	10,117	10,522
08/31/2000	10,321	10,708
09/30/2000	10,337	10,642
10/31/2000	10,461	10,777
11/30/2000	10,524	10,871
12/31/2000	10,731	11,212
01/31/2001	10,875	11,308
02/28/2001	10,952	11,318
03/31/2001	11,087	11,442
04/30/2001	10,998	11,329
05/31/2001	11,296	11,462
06/30/2001	11,385	11,527
07/31/2001	11,600	11,705
08/31/2001	11,897	11,901
09/30/2001	11,501	11,794
10/31/2001	11,589	11,951
11/30/2001	11,476	11,848
12/31/2001	11,408	11,724
01/31/2002	11,586	11,967
02/28/2002	11,830	12,131
03/31/2002	11,761	11,886
04/30/2002	12,010	12,139
05/31/2002	12,198	12,198
06/30/2002	12,334	12,330
07/31/2002	12,392	12,501
08/31/2002	12,426	12,677
09/30/2002	12,671	13,011
10/31/2002	12,517	12,807
11/30/2002	12,537	12,741
12/31/2002	12,682	13,036
01/31/2003	12,619	12,998
02/28/2003	12,719	13,191
03/31/2003	12,743	13,210
04/30/2003	12,783	13,340
05/31/2003	13,083	13,671
06/30/2003	13,067	13,591
07/31/2003	12,604	13,059
08/31/2003	12,735	13,175
09/30/2003	13,031	13,571
10/31/2003	13,005	13,494
11/30/2003	13,146	13,643
12/31/2003	13,252	13,764
01/31/2004	13,324	13,849
02/29/2004	13,514	14,062
03/31/2004	13,387	13,990
04/30/2004	13,125	13,642
05/31/2004	13,070	13,603
06/30/2004	13,102	13,641
07/31/2004	13,226	13,832
08/31/2004	13,423	14,102
09/30/2004	13,483	14,187
10/31/2004	13,557	14,322
11/30/2004	13,492	14,186
12/31/2004	13,693	14,374
01/31/2005	13,775	14,523
02/28/2005	13,730	14,465
03/31/2005	13,675	14,361

Regional Breakdown*

New York	88.2%
Puerto Rico	6.8%
Other	5.0%

*	% of Total Investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05  9

A NATIONAL SHORT DURATION TAX - EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

•	The Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing, under normal circumstances, at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A Shares returned 0.20% for the 12-month period ended March 31, 2005, underperforming the 0.47% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

•	The return for the Lipper Short-Term Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 to 5 years, was 0.33% for the 12-month period ended March 31, 2005.

•	The Fund’s effective duration was short its benchmark throughout the period, which was positive for performance as municipal yields increased across the curve.

•	The Fund’s average credit quality was AAA at the end of the period, similar to the benchmark’s average of AA.

•	The Fund’s Class A SEC yield after fees at March 31, 2005 was 2.71%, or 4.17% on a fully tax-adjusted basis, with a federal tax rate of 35.0%.

•	Yields increased across the curve as 2-, 5- and 10-year AAA municipals increased 1.35%, 0.89%, and 0.41%, respectively.

•	Yield curve positioning was negative for performance as the yield curve flattened over the period.

•	Interest rate hedging strategies were positive for performance, as Municipal rates increased less than Treasury rates.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for higher yielding municipal debt.

•	No exposure to California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the twelve-month reporting period as the state’s economy improved, resulting in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds and crossover accounts.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (08/31/99)
PIMCO Short Duration Municipal Bond Fund Class A	0.20%	2.73%	—	2.80%
PIMCO Short Duration Municipal Bond Fund Class A (adjusted)	–2.02%	2.26%	—	2.38%
PIMCO Short Duration Municipal Bond Fund Class C (adjusted)	–1.08%	2.24%	—	2.28%
Lehman Brothers 1-Year Municipal Bond Index	0.47%	3.30%	—	—
Lipper Short Municipal Debt Fund Average	0.33%	3.20%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$999.90	$998.40	$1,021.14	$1,019.65
Expenses Paid During Period	$3.79	$5.28	$3.83	$5.34

For each class of the Fund, expenses are equal to the expense ratio for the class (0.76% for Class A, 1.06% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Short-Duration Municipal Income A	PIMCO Short-Duration Municipal Income C	Lehman Brothers 1-Year Municipal Bond Index
08/31/1999	9,800	10,000	10,000
09/30/1999	9,826	10,021	10,034
10/31/1999	9,846	10,034	10,056
11/30/1999	9,875	10,057	10,087
12/31/1999	9,897	10,074	10,095
01/31/2000	9,934	10,105	10,133
02/29/2000	9,949	10,115	10,164
03/31/2000	9,992	10,151	10,208
04/30/2000	10,004	10,157	10,232
05/31/2000	10,019	10,166	10,249
06/30/2000	10,083	10,225	10,333
07/31/2000	10,133	10,269	10,391
08/31/2000	10,189	10,319	10,444
09/30/2000	10,236	10,361	10,467
10/31/2000	10,301	10,420	10,517
11/30/2000	10,326	10,439	10,556
12/31/2000	10,431	10,539	10,635
01/31/2001	10,485	10,586	10,761
02/28/2001	10,533	10,628	10,796
03/31/2001	10,571	10,660	10,852
04/30/2001	10,563	10,647	10,873
05/31/2001	10,626	10,703	10,949
06/30/2001	10,700	10,770	10,992
07/31/2001	10,755	10,818	11,041
08/31/2001	10,857	10,914	11,108
09/30/2001	10,837	10,887	11,162
10/31/2001	10,881	10,923	11,211
11/30/2001	10,893	10,928	11,221
12/31/2001	10,909	10,937	11,249
01/31/2002	10,962	10,984	11,340
02/28/2002	11,013	11,029	11,381
03/31/2002	10,983	10,993	11,302
04/30/2002	11,043	11,051	11,387
05/31/2002	11,090	11,095	11,437
06/30/2002	11,114	11,117	11,493
07/31/2002	11,118	11,118	11,536
08/31/2002	11,141	11,138	11,574
09/30/2002	11,152	11,147	11,600
10/31/2002	11,094	11,086	11,583
11/30/2002	11,126	11,115	11,608
12/31/2002	11,184	11,169	11,682
01/31/2003	11,213	11,196	11,709
02/28/2003	11,236	11,216	11,739
03/31/2003	11,210	11,188	11,739
04/30/2003	11,196	11,171	11,752
05/31/2003	11,258	11,231	11,790
06/30/2003	11,258	11,228	11,805
07/31/2003	11,216	11,185	11,801
08/31/2003	11,243	11,208	11,816
09/30/2003	11,323	11,285	11,871
10/31/2003	11,351	11,310	11,858
11/30/2003	11,399	11,355	11,870
12/31/2003	11,414	11,368	11,883
01/31/2004	11,419	11,370	11,908
02/29/2004	11,491	11,440	11,950
03/31/2004	11,408	11,354	11,951
04/30/2004	11,381	11,324	11,923
05/31/2004	11,364	11,305	11,904
06/30/2004	11,362	11,300	11,916
07/31/2004	11,410	11,345	11,962
08/31/2004	11,431	11,364	12,013
09/30/2004	11,431	11,360	12,006
10/31/2004	11,421	11,347	12,006
11/30/2004	11,444	11,367	11,991
12/31/2004	11,456	11,377	12,009
01/31/2005	11,401	11,321	12,019
02/28/2005	11,437	11,353	12,017
03/31/2005	11,429	11,343	12,008

Regional Breakdown*

New York	12.6%
Texas	10.3%
Washington	8.9%
Michigan	7.6%
Illinois	7.5%
Other	53.1%

*	% of Total Investments as of March 31, 2005

10  PIMCO Funds Annual Report  |  03.31.05

Schedule of Investments

California Intermediate Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.1%

Arkansas 0.8%

University of Arkansas Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$1,000	$1,035

California 71.5%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,211
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	152
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	470	487
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,054
Association of Bay Area Governments Financing for Non-Profit Corp. Authority Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,069
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	181
4.000% due 08/01/2012	225	232
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	147
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	372
California Housing Finance Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	104
California Housing Finance Agency Revenue Bonds, Series 2000
2.180% due 08/01/2015 (a)	1,000	1,000
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	780	852
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
5.000% due 07/01/2011	500	543
5.000% due 07/01/2012	375	407
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.100% due 04/01/2017 (a)	100	100
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	129
California State Economic Recovery Revenue Bonds, Series 2004
14.925% due 07/01/2008 (a)	2,000	2,628
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	162
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	1,002
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,087
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (f)	1,300	1,365
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,040
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,073
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,039
California Statewide Communities Development Authority Revenue Bonds, Series 2004
3.450% due 04/01/2035 (a)	2,400	2,321
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	1,026
Campbell, California Redevelopment Agency Tax Allocation Bonds, Series 2002
4.700% due 10/01/2011	505	515
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,840	2,022
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,561
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	706
5.375% due 09/01/2017	800	812
Chaffey, California Unified High School District General Obligation Bonds, Series 2005
5.000% due 08/01/2011	475	519
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	502
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,057
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,019
Desert Sands, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2009	700	755
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	6,325	6,371
Goleta, California Water District Certificates of Participation Bonds, (MBIA Insured), Series 2003
4.500% due 12/01/2010	1,315	1,403
Irvine, California Improvement General Obligation Bonds, Series 2025
2.240% due 09/02/2025 (a)	349	349
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	210
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2011	310	339
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,634
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	155
Los Angeles, California Unified School District General Obligation Bonds, (FGIC Insured), Series 1997
6.000% due 07/01/2011	1,360	1,557
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	32
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,270
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	163
Metropolitan Water District Southern California Revenue Bonds, (SPA-Westdeutsche Landesbank Insured), Series 2000
2.180% due 07/01/2035 (a)	200	200
Milpitas, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2012	1,185	1,290
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	593
6.400% due 09/01/2031	700	715
Newport Beach, California Revenue Bonds, Series 1996
2.260% due 10/01/2026 (a)	900	900

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  11

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	$605	$658
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	490
5.700% due 08/15/2012	485	523
5.800% due 08/15/2013	600	648
6.200% due 08/15/2018	1,025	1,119
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2010	1,085	1,152
4.500% due 09/01/2011	1,075	1,139
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	3,250	3,674
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,132
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 08/15/2010	2,510	2,737
Pomona, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2011	1,635	1,777
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	542
Redding, California Electric System Revenue Certificates of Participation Bonds, (FGIC Insured), Series 1993
5.684% due 06/28/2019	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	275
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	900	1,103
San Diego County, California Certificate of Participation Bonds, Series 2001
5.000% due 10/01/2009	1,545	1,645
San Diego County, California Water Authority Certificates of Participation Bonds, Series 2004
7.470% due 05/01/2032 (a)	4,500	4,704
San Diego, California Water District Revenue Bonds, (FGIC Insured), Series 2004
5.000% due 10/01/2012	615	672
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	320
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	970	1,015
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	680
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,070
San Juan, California Municipal Securities Redemption Public Power Agency Revenue Bonds, Series 1998
2.280% due 07/01/2022 (a)	700	700
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	100	115
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	546
Santa Margarita/Dana Point, California Authority Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	159
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	506
Southeast Resource Recovery Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2011	1,125	1,231
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	123
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	1,485	1,281
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,460	3,773
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,205

		91,020

Hawaii 1.2%

Hawaii State General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 09/01/2013	1,325	1,463

Illinois 1.1%

Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	1,400	1,422

Louisiana 1.6%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,978

New Jersey 0.3%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (a)	250	285
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	154

		439

Puerto Rico 12.0%

Puerto Rico Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,048
Puerto Rico Commonwealth General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,123
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 2004
10.470% due 07/01/2012 (a)	2,663	3,639
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	1,000	1,139
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	250	283
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,261
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	162
Puerto Rico Electric Power Authority Revenue Bonds, (FSA Insured), Series 2004
7.970% due 07/01/2012 (a)	2,500	3,038
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	3,250	3,566

		15,259

Texas 0.2%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.430% due 02/15/2024 (a)	250	262

Virgin Islands 4.5%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,559
5.500% due 10/01/2008	3,000	3,139
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	1,077

		5,775

Washington 3.9%

Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,899

Total Municipal Bonds & Notes (Cost $120,936)		123,552

12  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 1.7%

U.S. Treasury Bills 1.7%

2.670% due 05/05/2005-06/16/2005 (b)(c)	$2,170	$2,159

Total Short-Term Instruments (Cost $2,160)		2,159

Total Investments 98.8% (Cost $123,096)		$125,711

Written Options (e) (0.1%) (Premiums $100)		(135)

Other Assets and Liabilities (Net) 1.3%		1,641

Net Assets 100.0%		$127,217

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,244 have been pledged as collateral for swap contracts at March 31, 2005.
(d)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$34,900	$(270)

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	88	$100	$135

(f) Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750	07/01/2032	02/07/2002	$1,300	$1,365	1.07%

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  13

Schedule of Investments

California Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 96.9%

California 81.1%

California Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 09/01/2010 (a)	$500	$413
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2004
5.000% due 10/01/2012	250	273
California Pollution Control Financing Authority Revenue Bonds, Series 2000
2.100% due 04/01/2017 (b)	100	100
California State Economic Recovery Revenue Bonds, Series 2004
14.925% due 07/01/2008 (b)	200	263
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (f)	250	263
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	403
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	290
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	416
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	130
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	153
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	602
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2010	250	275
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2022	500	522
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.500% due 07/01/2011	500	560
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.250% due 07/01/2019	750	813
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	546
Metropolitan Water District of Southern California Revenue Bonds, (Westdeutsche Landes Bank Insured), Series 2000
2.240% due 07/01/2035 (b)	300	300
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Newport Mesa, California Unified School District General Obligation Bonds, Series 2003
5.000% due 08/01/2011	500	544
Orange County, California Development Agency Tax Allocation Bonds, (AMBAC Insured), Series 2003
4.500% due 09/01/2011	500	530
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	848
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	453
Orange County, California Transportation Authority Toll Road Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2011	750	820
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	415
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	770
San Bernardino County, California Certificate of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	51
San Diego County, California Water Authority Certificate of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032	1,000	1,023
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	119
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	340
Santa Ana, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2004
5.000% due 07/01/2011	500	546

		12,837

Louisiana 4.7%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	742

Massachusetts 0.7%

Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	112

New Jersey 3.6%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018 (b)	500	569

Puerto Rico 2.4%

Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (b)	350	384

Virgin Islands 4.4%

Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	424
Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	269

		693

Total Municipal Bonds & Notes (Cost $14,893)		15,337

SHORT-TERM INSTRUMENTS 2.4%

Repurchase Agreement 1.0%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $165. Repurchase proceeds are $158.)	158	158

U.S. Treasury Bills 1.4%

2.659% due 05/05/2005-06/16/2005 (c)(d)	225	224

Total Short-Term Instruments (Cost $382)		382

Total Investments 99.3% (Cost $15,275)		$15,719

Written Options (e) (0.3%) (Premiums $32)		(43)

Other Assets and Liabilities (Net) 1.0%		154

Net Assets 100.0%		$15,830

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Security becomes interest bearing at a future date.
(b)	Variable rate security.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $224 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Short Futures	06/2005	12	$9

14  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	28	$32	$43

(f) Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	6.750	07/01/2032	02/07/2002	$250	$263	1.66%

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  15

Schedule of Investments

Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.3%

Banking & Finance 0.3%

General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)	$1,000	$979

Total Corporate Bonds & Notes (Cost $976)		979

MUNICIPAL BONDS & NOTES 97.4%

Alabama 1.8%

Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,432
Jefferson County, Alabama Limited Obligation School Warrant Bonds, Series 2004-A
5.250% due 01/01/2019	3,300	3,484

		5,916

Alaska 0.8%

Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002-C
5.250% due 06/01/2032	540	542
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2008	2,000	1,771
Valdez, Alaska Marine Terminal Revenue Bonds, Series 1985
2.220% due 10/01/2025 (a)	420	420

		2,733

Arizona 1.7%

Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,247
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
10.516% due 07/01/2015 (a)	667	826
Phoenix, Arizona Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	150	153
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,289

		5,515

California 4.3%

Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	355	359
Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,635
California State Economic Recovery General Obligation Bonds, (MBIA Insured), Series 2004
14.925% due 07/01/2011 (a)	4,000	5,692
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,555
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	362
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,354
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	364
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	357
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	171
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,012

		13,861

Colorado 1.0%

Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	110	113
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	50	51
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	80	80
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,431
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,405

		3,080

Connecticut 2.8%

Connecticut State General Obligation Bonds, Series 2001
8.100% due 06/15/2010 (a)	5,000	6,138
University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.510% due 01/15/2011 (a)	2,500	2,903

		9,041

Florida 4.1%

Florida State General Obligation Bonds, Series 2004
7.450% due 07/01/2011 (a)	3,103	3,627
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,706
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	333
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,279
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
2.620% due 10/01/2015 (a)	500	506
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	954

		13,405

Georgia 0.8%

Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,378
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	226
Georgia State Road & Tollway Authority Revenue Bonds, (ST GTD Insured), Series 2001
5.250% due 03/01/2012	1,000	1,101

		2,705

Hawaii 0.5%

Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	410	411
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,078

		1,489

Illinois 10.3%

Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	468
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,122
Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	1,000	247
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	1,039
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,000	1,771
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds, Series 2002
5.000% due 12/01/2011	2,300	2,483
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,328
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	94
0.000% due 12/01/2012	135	97
0.000% due 12/01/2014	255	165
0.000% due 12/01/2015	1,885	1,159
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996
5.750% due 05/01/2013	430	444

16  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	$2,000	$2,032
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	819
Illinois State General Obligation Bonds, (FSA Insured), Series 2001
5.250% due 10/01/2011	2,465	2,697
Illinois State Sales Tax Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/15/2011	3,000	3,231
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	3,000	2,189
Lake Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,978
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	3,108
9.000% due 02/01/2009	650	779
9.000% due 02/01/2011	690	878
9.000% due 02/01/2012	1,065	1,389
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	1,000	828

		33,345

Indiana 3.8%

Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,484
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	300
4.400% due 01/15/2012	170	176
4.500% due 01/15/2013	190	197
4.650% due 01/15/2014	210	218
4.750% due 07/15/2009	200	212
4.750% due 01/15/2015	235	244
4.850% due 01/15/2016	295	307
5.000% due 07/15/2010	180	194
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	818
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,643
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,181
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	4,000	4,305
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	434
5.200% due 02/01/2012	230	247
5.500% due 02/01/2015	180	196

		12,156

Kentucky 1.0%

Kentucky Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	2,885	3,163

Louisiana 2.4%

Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	225	240
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
7.450% due 04/01/2019 (a)	2,850	3,199
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	989
8.033% due 11/15/2031 (a)	3,500	3,411

		7,839

Massachusetts 0.7%

Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	55	55
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	412
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	216
4.800% due 11/01/2008	90	93
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	559
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
1.253% due 01/01/2017 (a)	1,000	1,087

		2,422

Michigan 2.9%

Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,842
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,087
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	3,100	3,537
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	56
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2012	1,000	1,086
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	815

		9,423

Minnesota 0.5%

Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	402
5.400% due 07/20/2028	1,265	1,293

		1,695

Mississippi 0.7%

Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,278

Missouri 1.0%

Kansas City, Missouri School District Building Revenue Bonds, (FGIC Insured), Series 2004
7.450% due 02/01/2010 (a)	1,793	2,060
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	387
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	725	761

		3,208

Nevada 0.5%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015 (a)	870	1,093
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
2.220% due 06/15/2021 (a)	400	400

		1,493

New Jersey 9.4%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	3,500	3,529
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,152
5.600% due 01/01/2012	1,000	1,004
6.375% due 04/01/2018	1,500	1,786
6.375% due 04/01/2031	10,000	11,908
6.500% due 04/01/2031	2,115	2,399
6.800% due 04/01/2018 (a)	250	285
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,184
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	576
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,076
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,593

		30,492

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  17

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
New Mexico 1.9%

New Mexico State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
7.450% due 06/15/2012 (a)	$5,000	$5,840
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Revenue Bonds, Series 1998-A
5.250% due 05/15/2007	315	315

		6,155

New York 7.6%

New York City, New York Residual Bonds, (MBIA Insured), Series 2004-992
5.250% due 11/01/2015 (a)	667	845
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029 (a)	5,275	5,665
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,082
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	2,500	2,888
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	3,800	4,261
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,264
New York, New York General Obligation Bonds, Series 1993-E2
2.290% due 08/01/2020 (a)	3,000	3,000
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.400% due 07/15/2012	3,550	3,688

		24,693

North Carolina 1.8%

Durham County, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	584
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,088
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,283

		5,955

Ohio 3.9%

Ohio State General Obligation Bonds, Series 2004
7.760% due 05/01/2011 (a)	2,500	2,904
7.810% due 06/15/2011 (a)	3,910	4,544
Ohio State General Obligation Bonds, Series 2004-A
5.000% due 06/15/2012	1,935	2,098
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,223
5.375% due 12/01/2021	1,750	1,945

		12,714

Oklahoma 1.6%

Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	4,100	4,504
Oklahoma State Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	2,765	541

		5,045

Oregon 0.3%

Lane County, Oregon School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2010	1,000	1,076

Pennsylvania 0.3%

Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	102
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	760

		862

Puerto Rico 0.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	834
6.000% due 07/01/2026	150	169

		1,003

Rhode Island 2.6%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	2,308
6.250% due 06/01/2042	6,025	6,048

		8,356

South Carolina 1.0%

Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,103
South Carolina State General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,280

		3,383

Tennessee 3.8%

Clarksville, Tennesse Public Building Authority Revenue Bonds, Series 2003
2.300% due 01/01/2033 (a)	270	270
Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.450% due 12/01/2010 (a)	7,050	8,081
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,024
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,038
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,080
Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	750	771

		12,264

Texas 9.3%

Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,992
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	760	796
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,617
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	261
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
7.390% due 07/01/2025 (a)	2,500	2,538
Houston, Texas Airport Systems Revenue Bonds, Series 2001-E
6.750% due 07/01/2029	1,000	835
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	377
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,090
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	5,825
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	477
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,101
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	267
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,822
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	817
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,029
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022 (a)	1,000	1,072
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,100

18  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
San Jacinto, Texas Community College District General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	$225	$234
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	3,335	3,343
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,528

		30,121

Virgin Islands 0.5%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,616

Virginia 1.0%

Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,054
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,051
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,020

		3,125

Washington 4.1%

University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 12/01/2023	2,595	2,768
Walla Walla County, Washington School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,321
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	4,082
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	5,156

		13,327

West Virginia 0.8%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	4,115	2,711

Wisconsin 5.6%

Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,541
5.000% due 10/01/2019	1,040	1,128
Polk County, Wisconsin General Obligation Bonds, (XLCA Insured), Series 2005
5.000% due 12/01/2015	1,175	1,268
5.000% due 12/01/2016	2,620	2,834
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	389
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	2,345	2,413
4.700% due 11/01/2012	1,495	1,538
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	105
5.000% due 06/01/2020	100	105
5.100% due 06/01/2021	100	105
5.100% due 06/01/2022	100	105
5.100% due 06/01/2023	100	105
5.250% due 06/01/2016	50	55
5.250% due 06/01/2017	50	55
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
7.450% due 05/01/2010 (a)	2,500	2,917
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,309

		18,077

Total Municipal Bonds & Notes (Cost $307,479)		315,742

SHORT-TERM INSTRUMENTS 0.9%

Repurchase Agreement 0.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $459. Repurchase proceeds are $446.)	446	446

U.S. Treasury Bills 0.8%

2.592% due 05/05/2005-06/16/2005 (c)(d)(e)	2,650	2,641

Total Short-Term Instruments (Cost $3,087)		3,087

Total Investments 98.6% (Cost $311,542)		$319,808

Written Options (g) (0.1%) (Premiums $323)		(435)

Other Assets and Liabilities (Net) 1.5%		4,820

Net Assets 100.0%		$324,193

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  19

Schedule of Investments (Cont.)

Municipal Bond Fund

March 31, 2005

(e)	Securities with an aggregate market value of $2,392 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Municipal Bond Index June Long Futures	06/2005	4	$(1)
U.S. Treasury 10-Year Note Long Futures	06/2005	3	1

			$0

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	12/15/2014	$52,800	$1,539
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	32,300	(250)

						$1,289

(g)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	284	$323	$435

20  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 97.1%

Arkansas 1.1%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	$250	$259

New York 87.5%

Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	150	161
Buffalo, New York Municipal Water Systems Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	517
Monroe County, New York General Obligation Bonds, (MBIA-IBC Insured), Series 1996
5.125% due 03/01/2010	500	539
Nassau County, New York Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,078
New York City, New York General Obligation Bonds, (AMBAC Insured), Series 1990
5.750% due 08/01/2011	250	280
New York City, New York General Obligation Bonds, Series 1993-E5
2.250% due 08/01/2017 (a)	200	200
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	248
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	250
New York City, New York Industrial Development Agency Revenue Bonds, (Bank of America Insured), Series 2004
2.320% due 11/01/2039 (a)	100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, (Dexia Credit Local FRNC Insured), Series 2000
2.290% due 06/15/2033 (a)	400	400
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 1992
2.240% due 06/15/2022 (a)	200	200
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series 2003-F2
2.290% due 06/15/2035 (a)	150	150
New York City, New York Transitional Finance Authority Revenue Bonds, (Bank of New York Insured), Series 2002-3B
2.320% due 11/01/2022 (a)	350	350
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	557
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	545
5.250% due 11/01/2011	600	657
5.250% due 02/01/2029 (a)	500	537
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 08/01/2010	395	424
New York Metropolitan Transportation Authority General Obligation Bonds, (XLCA Insured), Series 2004-A4
2.270% due 11/01/2034 (a)	600	600
New York Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	206
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	250	289
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	158
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2001-A
5.000% due 07/01/2011	455	491
5.500% due 07/01/2030	200	205
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.930% due 08/15/2022 (a)	250	259
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	543
5.000% due 10/01/2030	750	770
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	271
New York State Dormitory Authority Revenue Bonds, Series 1990
2.290% due 07/01/2025 (a)	700	700
New York State Dormitory Authority Revenue Bonds, Series 1997
2.280% due 07/01/2012 (a)	400	400
New York State Dormitory Authority Revenue Bonds, Series 2000-A
6.000% due 07/01/2010	150	157
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	400	449
New York State Environmental Facilities Corp. Clean Drinking Water Revenue Bonds, Series 2002
5.000% due 06/15/2012	500	544
5.000% due 06/15/2014	400	431
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	104
New York State Local Government Assistance Corp. Revenue Bonds, (FGIC Insured), Series 2003-A
2.200% due 04/01/2021 (a)	500	500
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	159
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993-E
6.000% due 04/01/2014	320	366
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (FSA Insured), Series 2003-B
5.000% due 04/01/2010	250	268
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	546
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	544
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	532
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	549
Spencerport, New York Central School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/15/2019	250	263
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC Insured), Series 2002
5.000% due 11/15/2010	500	539
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	551
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	752
5.400% due 07/15/2012	300	312

		19,651

Puerto Rico 6.7%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	112
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	570
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	226
Puerto Rico Public Finance Corp. Revenue Bonds, (Local Government Development Bank for Puerto Rico Insured), Series 2004
5.750% due 08/01/2027 (a)	550	603

		1,511

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

New York Municipal Bond Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Texas 0.6%

Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	$120	$125

Virgin Islands 1.2%

Virgin Islands Public Finance Refinery Facilities Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	269

Total Municipal Bonds & Notes (Cost $21,555)		21,815

SHORT-TERM INSTRUMENTS 2.1%

Repurchase Agreement 1.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $274. Repurchase proceeds are $268.)	268	268

U.S. Treasury Bills 0.9%

2.668% due 05/05/2005-06/16/2005 (b)(c)	200	199

Total Short-Term Instruments (Cost $467)		467

Total Investments 99.2% (Cost $22,022)		$22,282

Written Options (d) (0.2%) (Premiums $31)		(41)

Other Assets and Liabilities (Net) 1.0%		220

Net Assets 100.0%		$22,461

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $199 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Long Futures	06/2005	5	$3

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	27	$31	$41

22  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.0%

Banking & Finance 1.0%

General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)	$4,000	$3,915

Total Corporate Bonds & Notes (Cost $3,906)		3,915

MUNICIPAL BONDS & NOTES 96.5%

Alabama 1.5%

Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004-A
5.000% due 01/01/2009	1,100	1,155
5.250% due 01/01/2013	4,350	4,673

		5,828

Alaska 1.1%

North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2000-B
0.000% due 06/30/2008	1,345	1,203
North Slope Boro, Alaska General Obligation Bonds, (MBIA Insured), Series 2004-A
0.000% due 06/30/2006	725	698
0.000% due 06/30/2007	2,500	2,324

		4,225

Arizona 3.5%

Greater Arizona Development Authority Infrastructure Revenue Bonds, (MBIA Insured), Series 2005-A
5.000% due 08/01/2011	2,195	2,378
5.000% due 08/01/2012	2,305	2,500
Phoenix, Arizona Civic Improvement Corp. Wastewater System Revenue Bonds, (MBIA Insured), Series 2004
9.916% due 07/01/2015 (a)	1,000	1,239
Salt River Project, Arizona Agricultural Improvement & Power District Electrical System Revenue Bonds, Series 2004
5.000% due 01/01/2011	3,000	3,242
Tucson, Arizona Water Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 07/01/2009	2,290	2,494
University of Arizona Certificates of Participation Bonds, (AMBAC Insured), Series 2004
5.250% due 06/01/2008	2,075	2,211

		14,064

Arkansas 1.4%

University of Arkansas University Revenue Bonds, (MBIA Insured), Series 2004-B
5.000% due 11/01/2034	5,500	5,694

California 4.7%

California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.500% due 10/01/2012	3,500	3,705
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,002
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	10,515	10,589
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	899
Santa Clara Valley, California Transportational Authority Sales Tax Revenue Bonds, (AMBAC Insured), Series 2004-B
5.000% due 04/01/2036 (a)	2,500	2,586

		18,781

Colorado 1.6%

Colorado Department of Transportation Revenue Bonds, (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,383

Connecticut 0.2%

New Britain, Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	140
4.000% due 04/15/2007	560	569

		709

Florida 3.5%

Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	1,998
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	689
Dade County, Florida Guaranteed Entitlement Revenue Bonds, (MBIA Insured), Series 1995
0.000% due 02/01/2018	2,000	973
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,267
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
8.000% due 12/01/2017 (a)	500	544
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	330	349
Orlando, Florida Utilities Commission Revenue Bonds, Series 2004
5.250% due 07/01/2009	5,000	5,399
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.799% due 10/01/2015 (a)	750	758

		13,977

Georgia 0.3%

Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2010	1,000	1,172

Illinois 7.5%

Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,414
Chicago, Illinois General Obligation Bonds, (XLCA Insured), Series 2003
0.000% due 12/01/2008	2,500	2,213
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	528
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,244
Chicago, Illinois Tax Increment Tax Allocation Bonds, (AMBAC Insured), Series 2000-A
0.000% due 12/01/2008	10,000	8,821
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
6.500% due 11/15/2009	3,750	4,259
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.270% due 07/01/2012 (a)	300	305
Illinois Finance Authority Revenue Bonds, Series 2004
5.250% due 11/15/2012	1,000	1,084
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	185	189
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2011	2,000	2,186
Illinois State Sales Tax Revenue Bonds, Series 2004
5.000% due 06/15/2011	1,225	1,323
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Bonds, (FGIC Insured), Series 2004-A
0.000% due 01/01/2014	1,000	679
Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308 General Obligation Bonds, (FSA Insured), Series 2003-C
0.000% due 10/01/2012	2,000	1,460
McHenry & Kane Counties, Illinois Community Consolidated School District No. 158 General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 01/01/2009	1,390	1,217
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2008	1,225	1,067
0.000% due 10/01/2010	15	12

		30,001

Kansas 0.1%

Wichita, Kansas Water & Sewer Utility Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2010	355	382

Massachusetts 4.9%

Massachusetts Bay, Massachusetts Transportation Authority Sales Tax Revenue Bonds, Series 2004
1.407% due 07/01/2020 (a)	7,005	7,055
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	10	10
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018 (a)	1,400	1,423
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2010	1,000	1,073

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	$1,500	$1,711
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,075
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,057
Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, (FGIC Insured), Series 2004
2.367% due 01/01/2016 (a)	3,200	3,466
Worcester, Massachusetts General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 10/01/2012	2,635	2,916

		19,786

Michigan 7.6%

Clintondale, Michigan Community Schools General Obligation Bonds, (FGIC Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,038
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,566
5.250% due 06/01/2010	5,000	5,421
Michigan Municipal Bond Authority Revenue Bonds, Series 2004
5.000% due 10/01/2009	2,500	2,684
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,689
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.250% due 05/15/2009	1,000	1,080
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,137
Michigan State Strategic Funding Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,578
Rochester, Michigan Community School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	5,030	5,439

		30,632

Minnesota 0.7%

Minnesota State General Obligation Bonds, Series 2004
7.450% due 10/01/2009 (a)	2,500	2,876

Missouri 0.4%

Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,635

Nebraska 1.4%

Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,685
University of Nebraska University Revenue Bonds, Series 2004
5.000% due 11/01/2006	2,050	2,116

		5,801

Nevada 0.4%

Clark County, Nevada Residual Bonds, (AMBAC Insured), Series 2004
9.914% due 12/01/2015 (a)	1,303	1,636

New Jersey 3.9%

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	595
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,076
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,540
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,371
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	5,803
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,166

		15,551

New Mexico 0.9%

New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,510

New York 12.7%

New York City, New York General Obligation Bonds, (FGIC Insured), Series 1998-H
5.250% due 08/01/2010	2,505	2,690
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2004-992
10.706% due 11/01/2015 (a)	1,000	1,267
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2003-E
5.250% due 02/01/2012	2,405	2,645
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2005-A1
5.000% due 11/01/2010	7,500	8,073
5.000% due 11/01/2011	1,400	1,512
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005-A
5.000% due 05/15/2010	1,000	1,077
New York State Dormitory Authority Revenue Bonds, Series 1993
5.750% due 07/01/2009	8,085	8,766
New York State Dormitory Authority Revenue Bonds, Series 2002-B
6.000% due 11/15/2029 (a)	800	897
New York State Environmental Facilities Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2010	2,000	2,142
New York State Local Government Assistance Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/01/2012	500	542
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,241
New York State Transitional Finance Authority Revenue Bonds, Series 2004-D1
5.000% due 11/01/2010	3,000	3,229
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,632
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,176
Tobacco Settlement Financing Corp., New York Revenue Bonds, Series 2003-A1
5.250% due 06/01/2012	4,000	4,114
TSASC, Inc. Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	2,005
5.400% due 07/15/2012	1,700	1,766

		50,774

North Carolina 0.3%

North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,088

Ohio 4.0%

Cleveland, Ohio Public Power System Revenue Bonds, (MBIA Insured), Series 1994-A
0.000% due 11/15/2008	5,480	4,857
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,105
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,502
Ohio State Mental Health Capability Facilities Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2011	4,190	4,519
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,162

		16,145

Oklahoma 1.7%

Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	106
Oklahoma Development Finance Authority Revenue Bonds, Series 1999
5.625% due 08/15/2029	5,900	6,481

24  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	$175	$180

		6,767

Pennsylvania 0.4%

Deer Lakes, Pennsylvania School District General Obligation Bonds, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	140	141
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	540
Pennsylvania State General Obligation Bonds, Series 2002
5.250% due 02/01/2010	1,000	1,084

		1,765

Puerto Rico 1.3%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	278
Puerto Rico Commonwealth General Obligation Bonds, Series 2003
5.000% due 07/01/2018 (a)	2,000	2,099
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,790

		5,167

South Carolina 2.5%

South Carolina State Public Service Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/01/2010	6,090	6,552
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010	3,300	3,561

		10,113

Tennessee 1.9%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
7.450% due 12/01/2010 (a)	6,300	7,221
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	380	409

		7,630

Texas 10.3%

Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,149
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2012	2,450	2,641
Fort Worth, Texas Water & Sewage Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2012	2,500	2,708
Harris County, Texas Flood Control District General Obligation Bonds, Series 2004-A
5.000% due 10/01/2011	5,005	5,392
Harris County, Texas General Obligation Bonds, Series 1991
0.000% due 08/01/2008	8,005	7,133
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,119
6.800% due 12/15/2011	3,000	3,547
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	408
Lower Colorado River Authority, Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	445
North East Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/01/2033 (a)	4,875	5,056
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	710	789
Texas Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 1989
0.000% due 09/01/2008	1,200	1,069
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,143
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
4.000% due 06/01/2008	1,450	1,486
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	733
University of Texas, University Revenue Bonds, Series 2005
5.250% due 08/15/2013 (a)	4,678	5,599

		41,417

Utah 1.3%

Utah State General Obligation Bonds, Series 2004
5.000% due 07/01/2010	5,000	5,403

Virginia 1.5%

Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,115
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,057

		6,172

Washington 9.0%

Energy Northwest, Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	2,250	2,420
Energy Northwest, Washington Electric Revenue Bonds, (MBIA Insured), Series 2003-A
5.500% due 07/01/2012	1,500	1,664
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,574
Pierce County, Washington School District No. 3 Puyallup General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 06/01/2011	5,990	6,466
5.000% due 06/01/2013	6,955	7,545
Washington State Motor Vehicle Fuel General Obligation Bonds, Series 2001-D
5.000% due 01/01/2012	2,000	2,127
Washington State Motor Vehicle Tax General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2008	1,775	1,538
Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	1,000	1,059
Washington State Public Power Supply System Revenue Bonds, Series 1994
6.000% due 07/01/2007	2,750	2,923
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,630

		35,946

West Virginia 0.0%

Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	130	145

Wisconsin 4.0%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,304
5.500% due 06/01/2005	5,635	5,656
Polk County, Wisconsin General Obligation Bonds, (XLCA Insured), Series 2005
5.000% due 12/01/2014	2,090	2,259
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2009	240	245
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,050	1,072
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 05/01/2012	3,000	3,250
Wisconsin State Petroleum Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,066

		15,852

Total Municipal Bonds & Notes (Cost $390,656)		387,027

SHORT-TERM INSTRUMENTS 2.8%

Repurchase Agreement 2.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $8,596. Repurchase proceeds are $8,424.)	8,423	8,423

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  25

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 0.7%

2.701% due 05/05/2005- 06/16/2005 (b)	$2,907	$2,892

Total Short-Term Instruments (Cost $11,316)		11,315

Total Investments 100.3% (Cost $405,878)		$402,257

Written Options (d) (0.1%) (Premiums $248)		(334)

Other Assets and Liabilities (Net) (0.2%)		(693)

Net Assets 100.0%		$401,230

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$29,300	$372
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	145,200	255

						$627

(d)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures	$109.000	08/26/2005	218	$248	$334

26  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

03.31.05  |  PIMCO Funds Annual Report  27

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income** (a)	Net Realized/ Unrealized Gain (Loss) on Investments** (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund

Class A
03/31/2005	$10.22	$0.38	$(0.26)	$0.12	$(0.38)	$0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.43	0.57	1.00	(0.42)	(0.03)

California Municipal Bond Fund

Class A
03/31/2005	$10.42	$0.37	$(0.12)	$0.25	$(0.37)	$0.00
03/31/2004	10.36	0.37	0.10	0.47	(0.37)	(0.04)
03/31/2003	10.02	0.41	0.36	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.32	0.08	0.40	(0.34)	(0.39)
07/31/2000 - 03/31/2001	10.35	0.27	0.46	0.73	(0.30)	(0.43)

Municipal Bond Fund

Class A
03/31/2005	$10.32	$0.39	$(0.19)	$0.20	$(0.38)	$0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
03/31/2001	9.47	0.44	0.55	0.99	(0.44)	0.00
Class B
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
03/31/2002	10.02	0.39	0.12	0.51	(0.39)	(0.11)
03/31/2001	9.47	0.37	0.55	0.92	(0.37)	0.00
Class C
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
03/31/2002	10.02	0.42	0.12	0.54	(0.42)	(0.11)
03/31/2001	9.47	0.39	0.55	0.94	(0.39)	0.00

New York Municipal Bond Fund

Class A
03/31/2005	$10.87	$0.33	$(0.10)	$0.23	$(0.33)	$0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.44	0.18	0.62	(0.45)	(0.46)
03/31/2001	9.94	0.43	0.77	1.20	(0.41)	(0.09)

Short Duration Municipal Income Fund

Class A
03/31/2005	$10.17	$0.24	$(0.22)	$0.02	$(0.24)	$0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

28  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets**	Portfolio Turnover Rate
California Intermediate Municipal Bond Fund

Class A
03/31/2005	$(0.38)	$9.96	1.17%	$44,676	0.87	%(e)	3.75%	59%
03/31/2004	(0.37)	10.22	3.73	47,407	0.90		3.69	137
03/31/2003	(0.46)	10.22	5.13	58,325	0.87	(d)	3.86	101
03/31/2002	(0.83)	10.16	3.76	22,828	0.86	(b)	4.39	94
03/31/2001	(0.45)	10.60	10.19	29,035	0.86	(b)	4.19	257

California Municipal Bond Fund

Class A
03/31/2005	$(0.37)	$10.30	2.43%	$4,647	0.87	%(e)	3.57%	46%
03/31/2004	(0.41)	10.42	4.63	5,086	0.90		3.60	157
03/31/2003	(0.43)	10.36	7.74	5,830	0.87	(d)	3.97	221
03/31/2002	(0.73)	10.02	3.81	2,037	0.87	(b)	3.10	164
07/31/2000 - 03/31/2001	(0.73)	10.35	7.72	706	0.85	*(c)	3.89 *	338

Municipal Bond Fund

Class A
03/31/2005	$(0.38)	$10.14	1.96%	$54,983	0.88	%(e)	3.83%	64%
03/31/2004	(0.37)	10.32	5.15	60,742	0.90		3.66	115
03/31/2003	(0.45)	10.18	6.08	65,254	0.86	(d)	4.05	108
03/31/2002	(0.58)	10.03	5.94	21,295	0.85		4.60	231
03/31/2001	(0.44)	10.02	10.74	11,381	0.85		4.52	306
Class B
03/31/2005	(0.30)	10.14	1.20	40,015	1.63	(e)	3.07	64
03/31/2004	(0.30)	10.32	4.36	46,467	1.65		2.90	115
03/31/2003	(0.38)	10.18	5.29	43,553	1.61	(d)	3.32	108
03/31/2002	(0.50)	10.03	5.15	18,535	1.60		3.85	231
03/31/2001	(0.37)	10.02	9.92	8,513	1.60		3.79	306
Class C
03/31/2005	(0.33)	10.14	1.45	69,930	1.38	(e)	3.33	64
03/31/2004	(0.32)	10.32	4.62	81,894	1.40		3.16	115
03/31/2003	(0.40)	10.18	5.55	92,101	1.36	(d)	3.59	108
03/31/2002	(0.53)	10.03	5.42	48,265	1.35		4.10	231
03/31/2001	(0.39)	10.02	10.20	30,539	1.35		4.06	306

New York Municipal Bond Fund

Class A
03/31/2005	$(0.33)	$10.77	2.14%	$16,135	0.87	%(e)	3.04%	42%
03/31/2004	(0.34)	10.87	5.04	16,328	0.90		2.96	147
03/31/2003	(0.52)	10.68	8.36	11,739	0.88	(d)	3.49	227
03/31/2002	(0.91)	10.35	6.09	2,210	0.87	(b)	4.22	204
03/31/2001	(0.50)	10.64	12.38	186	0.86	(b)	4.15	973

Short Duration Municipal Income Fund

Class A
03/31/2005	$(0.24)	$9.95	0.20%	$199,843	0.81	%(e)(f)	2.37%	104%
03/31/2004	(0.17)	10.17	1.78	261,909	0.85		1.65	226
03/31/2003	(0.22)	10.16	2.07	207,709	0.82	(d)	2.16	152
Class C
03/31/2005	(0.21)	9.95	(0.10)	49,751	1.11	(e)(f)	2.07	104
03/31/2004	(0.14)	10.17	1.47	67,984	1.15		1.35	226
03/31/2003	(0.19)	10.16	1.77	45,755	1.12	(d)	1.88	152

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(d)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(e)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(f)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12-b-1 Fees, respectively.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  29

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Assets:

Investments, at value	$125,711	$15,719	$319,808	$22,282	$402,257
Cash	4	1	207	1	1,199
Receivable for investments sold	0	0	0	0	5,112
Receivable for Fund shares sold	54	1	2,313	44	996
Interest and dividends receivable	1,885	195	4,913	261	5,245
Variation margin receivable	0	33	756	3	539
Swap premiums paid	301	0	279	0	671
Unrealized appreciation on swap agreements	0	0	1,539	0	627
Other assets	1	0	0	0	0

	127,956	15,949	329,815	22,591	416,646

Liabilities:

Payable for investments purchased	$0	$0	$0	$0	$9,624
Written options outstanding	135	43	435	41	334
Payable for Fund shares redeemed	185	22	1,484	57	3,283
Dividends payable	83	6	289	17	270
Accrued investment advisory fee	27	3	69	5	72
Accrued administration fee	29	3	84	6	89
Accrued distribution fee	0	0	57	0	13
Accrued servicing fee	10	1	41	4	51
Variation margin payable	0	41	753	0	539
Swap premiums received	0	0	2,160	0	1,141
Unrealized depreciation on swap agreements	270	0	250	0	0

	739	119	5,622	130	15,416

Net Assets	$127,217	$15,830	$324,193	$22,461	$401,230

Net Assets Consist of:

Paid in capital	$127,950	$15,520	$321,828	$22,220	$412,648
Undistributed (overdistributed) net investment income	299	12	686	(7)	(8)
Accumulated undistributed net realized (loss)	(3,342)	(144)	(7,764)	(4)	(8,330)
Net unrealized appreciation (depreciation)	2,310	442	9,443	252	(3,080)

	$127,217	$15,830	$324,193	$22,461	$401,230

Net Assets:

Class A	$44,676	$4,647	$54,983	$16,135	$199,843
Class B	0	0	40,015	0	0
Class C	0	0	69,930	0	49,751
Other Classes	82,541	11,183	159,265	6,326	151,636

Shares Issued and Outstanding:

Class A	4,484	451	5,423	1,498	20,075
Class B	0	0	3,947	0	0
Class C	0	0	6,898	0	4,998

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)

Class A	$9.96	$10.30	$10.14	$10.77	$9.95
Class B	0.00	0.00	10.14	0.00	0.00
Class C	0.00	0.00	10.14	0.00	9.95

Cost of Investments Owned	$123,096	$15,275	$311,542	$22,022	$405,878

*	With respect to the A, B, and C Classes, the redemption price varies by the length of time the shares are held.

30  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
Investment Income:

Interest	$5,827	$714	$15,865	$790	$14,550
Miscellaneous income	0	0	0	1	4

Total Income	5,827	714	15,865	791	14,554

Expenses:

Investment advisory fees	315	40	844	50	914
Administration fees	354	43	1,072	72	1,425
Distribution fees - Class B	0	0	325	0	0
Distribution fees - Class C	0	0	374	0	189
Servicing fees - Class A	115	12	141	40	574
Servicing fees - Class B	0	0	109	0	0
Servicing fees - Class C	0	0	187	0	151
Distribution and/or servicing fees - Other Classes	15	0	100	8	90
Trustees’ fees	0	0	1	0	1
Interest expense	2	0	5	0	3
Miscellaneous expense	0	0	1	0	1

Total Expenses	801	95	3,159	170	3,348

Net Investment Income	5,026	619	12,706	621	11,206

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	259	103	1,055	95	(893)
Net realized (loss) on futures contracts, options and swaps	(1,509)	(77)	(2,082)	(25)	(3,844)
Net change in unrealized (depreciation) on investments	(1,767)	(212)	(9,064)	(366)	(8,345)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(284)	30	3,204	27	3,319

Net (Loss)	(3,301)	(156)	(6,887)	(269)	(9,763)

Net Increase in Net Assets Resulting from Operations	$1,725	$463	$5,819	$352	$1,443

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  31

Statements of Changes in Net Assets

Amounts in thousands	California Intermediate Municipal Bond Fund		California Municipal Bond Fund
	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$5,026	$5,385	$619	$608
Net realized gain (loss)	(1,250)	1,165	26	74
Net change in unrealized appreciation (depreciation)	(2,051)	(1,726)	(182)	119

Net increase resulting from operations	1,725	4,824	463	801

Distributions to Shareholders:

From net investment income
Class A	(1,726)	(1,951)	(167)	(203)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(3,291)	(3,432)	(452)	(406)
From net realized capital gains
Class A	0	0	0	(20)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	(38)

Total Distributions	(5,017)	(5,383)	(619)	(667)

Fund Share Transactions:

Receipts for shares sold
Class A	14,108	17,062	1,312	2,231
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	22,482	23,303	1,137	1,556
Issued as reinvestment of distributions
Class A	1,085	1,173	89	127
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	2,937	2,990	449	441
Cost of shares redeemed
Class A	(16,714)	(28,837)	(1,772)	(3,154)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(20,499)	(45,212)	(1,236)	(550)
Net increase (decrease) resulting from Fund share transactions	3,399	(29,521)	(21)	651
Fund Redemption Fee	1	0	0	0

Total Increase (Decrease) in Net Assets	108	(30,080)	(177)	785

Net Assets:
Beginning of period	127,109	157,189	16,007	15,222

End of period *	$127,217	$127,109	$15,830	$16,007

* Including undistributed (overdistributed) net investment income of:	$299	$302	$12	$2

32  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$12,706	$13,718	$621	$588	$11,206	$7,060
Net realized gain (loss)	(1,027)	3,495	70	118	(4,737)	1,976
Net change in unrealized appreciation (depreciation)	(5,860)	1,532	(339)	221	(5,026)	(2,198)

Net increase resulting from operations	5,819	18,745	352	927	1,443	6,838

Distributions to Shareholders:

From net investment income
Class A	(2,088)	(2,337)	(469)	(432)	(5,672)	(3,959)
Class B	(1,286)	(1,339)	0	0	0	0
Class C	(2,402)	(2,740)	0	0	(1,307)	(856)
Other Classes	(6,544)	(7,302)	(152)	(156)	(4,227)	(2,226)
From net realized capital gains
Class A	0	0	0	(28)	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	(8)	0	0

Total Distributions	(12,320)	(13,718)	(621)	(624)	(11,206)	(7,041)

Fund Share Transactions:

Receipts for shares sold
Class A	15,106	59,832	4,548	8,212	161,534	276,139
Class B	4,111	11,569	0	0	0	0
Class C	9,308	21,255	0	0	18,260	43,020
Other Classes	54,385	145,757	3,461	2,970	133,717	132,650
Issued as reinvestment of distributions
Class A	1,250	1,356	290	320	4,139	2,932
Class B	601	622	0	0	0	0
Class C	1,429	1,637	0	0	812	579
Other Classes	5,082	6,063	121	111	3,185	1,815
Cost of shares redeemed
Class A	(21,019)	(66,443)	(4,839)	(4,177)	(222,625)	(224,799)
Class B	(10,371)	(9,845)	0	0	0	0
Class C	(21,260)	(33,945)	0	0	(35,998)	(21,433)
Other Classes	(72,565)	(171,134)	(2,279)	(2,649)	(134,782)	(66,885)
Net increase (decrease) resulting from Fund share transactions	(33,943)	(33,276)	1,302	4,787	(71,758)	144,018
Fund Redemption Fee	35	0	0	0	4	0

Total Increase (Decrease) in Net Assets	(40,409)	(28,249)	1,033	5,090	(81,517)	143,815

Net Assets:
Beginning of period	364,602	392,851	21,428	16,338	482,747	338,932

End of period *	$324,193	$364,602	$22,461	$21,428	$401,230	$482,747

* Including undistributed (overdistributed) net investment income of:	$686	$(38)	$(7)	$(7)	$(8)	$(8)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  33

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), five of which are presented herein. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Municipal Bond Funds of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

34  PIMCO Funds Annual Report  |  03.31.05

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option.

There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

03.31.05  |  PIMCO Funds Annual Report  35

Notes to Financial Statements (Cont.)

March 31, 2005

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. There is no effect on the Fund’s net investment income share or ratio of net investment income to average net assets during any period other than 2005. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

	Net Investment Income Increase (Decrease) (000s)		Net Investment Income Per Share Increase (Decrease)*
			Class A	Class B	Class C
Fund Name	2005	2004	2005	2005	2005
California Intermediate Municipal Bond Fund	$8	$2	$0.00	$ N/A	$ N/A
California Municipal Bond Fund	0	0	0.00	N/A	N/A
Municipal Bond Fund	385	0	0.01	0.01	0.01
New York Municipal Bond Fund	0	0	0.00	N/A	N/A
Short Duration Municipal Income Fund	0	0	0.00	N/A	0.00

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class		Administrative Class		A, B, and C Classes		Class D		Class R
California Intermediate Municipal Bond Fund	0.25%	0.22%		0.22%		0.35	%(2)	0.35%		N/A
California Municipal Bond Fund	0.25%	0.22%		0.22%		0.35	%(2)	0.35%		N/A
Municipal Bond Fund	0.25%	0.24%		0.24%		0.35	%(2)	0.35%		N/A
New York Municipal Bond Fund	0.25%	0.22%		N/A		0.35	%(2)	0.35%		N/A
Short Duration Municipal Income Fund	0.20%	0.15	%(1)	0.15	%(1)	0.35	%(2)(3)	0.35	%(3)	N/A

(1)	Effective October 1, 2004, the administrative fee was reduced by 0.04% to an annual rate of 0.15%.
(2)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(3)	Effective December 22, 2004, PIMCO has contractually agreed for the Fund’s current and next fiscal year (ending March 31, 2006) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

36  PIMCO Funds Annual Report  |  03.31.05

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund Name	Holding Period (1)
Short Duration Municipal Income Fund	7 days

California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Municipal Bond Fund	0.50	0.25
Short Duration Municipal Income Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

Effective December 22, 2004, the Distributor has contractually agreed for the current and next fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund Name	Classes
Short Duration Municipal Income Fund	A, B, C and D

03.31.05  |  PIMCO Funds Annual Report  37

Notes to Financial Statements (Cont.)

March 31, 2005

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $241,480 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/ Agency		All Other
	Purchases	Sales	Purchases	Sales
California Intermediate Municipal Bond Fund	$0	$0	$74,865	$72,240
California Municipal Bond Fund	0	0	7,166	7,149
Municipal Bond Fund	0	10,681	212,312	241,610
New York Municipal Bond Fund	0	0	9,702	8,395
Short Duration Municipal Income Fund	0	0	467,013	534,924

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund
	Premium
Balance at 03/31/2004	$219	$45	$767	$47	$743
Sales	1,259	223	5,342	229	7,288
Closing Buys	(1,193)	(204)	(5,080)	(223)	(6,949)
Expirations	(185)	(32)	(706)	(22)	(834)

Balance at 03/31/2005	$100	$32	$323	$31	$248

38  PIMCO Funds Annual Report  |  03.31.05

6. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral
California Intermediate Municipal Bond Fund	$300	$0	$(270)	$0	$(3,377)	$0
California Municipal Bond Fund	13	0	0	0	(147)	0
Municipal Bond Fund	301	0	1,634	0	(7,836)	0
New York Municipal Bond Fund	0	0	(1)	(7)	(11)	0
Short Duration Municipal Income Fund	0	0	627	(8)	(8,416)	0

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) on deferral of realized losses for certain options, futures, swap contracts, and amortization of swap premiums.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs and other tax differences.
(3)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

As of March 31, 2005, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2011	2012	2013
California Intermediate Municipal Bond Fund	$2	$1,828	$1,547
California Municipal Bond Fund	0	113	34
Municipal Bond Fund	6,847	419	570
New York Municipal Bond Fund	0	11	0
Short Duration Municipal Income Fund	19	4,260	4,137

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
California Intermediate Municipal Bond Fund	$123,097	$3,467	$(853)	$2,614
California Municipal Bond Fund	15,275	489	(45)	444
Municipal Bond Fund	311,542	11,638	(3,372)	8,266
New York Municipal Bond Fund	22,022	379	(119)	260
Short Duration Municipal Income Fund	405,878	1,829	(5,450)	(3,621)

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
California Intermediate Municipal Bond Fund	$5,017	$0	$0
California Municipal Bond Fund	619	0	0
Municipal Bond Fund	12,320	0	0
New York Municipal Bond Fund	621	0	0
Short Duration Municipal Income Fund	11,206	0	0

03.31.05  |  PIMCO Funds Annual Report  39

Notes to Financial Statements (Cont.)

March 31, 2005

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Municipal Bond Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	1,402	$14,108	1,675	$17,062	128	$1,312	217	$2,231	1,485	$15,106	5,872	$59,832
Class B	0	0	0	0	0	0	0	0	406	4,111	1,128	11,569
Class C	0	0	0	0	0	0	0	0	917	9,308	2,065	21,255
Other Classes	2,237	22,482	2,288	23,303	112	1,137	153	1,556	5,351	54,385	14,277	145,757

Issued as reinvestment of distributions

Class A	108	1,085	116	1,173	9	89	12	127	123	1,250	132	1,356
Class B	0	0	0	0	0	0	0	0	59	601	61	622
Class C	0	0	0	0	0	0	0	0	141	1,429	160	1,637
Other Classes	293	2,937	295	2,990	43	449	43	441	501	5,082	591	6,063

Cost of shares redeemed

Class A	(1,665)	(16,714)	(2,860)	(28,837)	(174)	(1,772)	(304)	(3,154)	(2,072)	(21,019)	(6,524)	(66,443)
Class B	0	0	0	0	0	0	0	0	(1,022)	(10,371)	(962)	(9,845)
Class C	0	0	0	0	0	0	0	0	(2,097)	(21,260)	(3,332)	(33,945)
Other Classes	(2,044)	(20,499)	(4,460)	(45,212)	(119)	(1,236)	(54)	(550)	(7,153)	(72,565)	(16,705)	(171,134)

Net increase (decrease) resulting from Fund share transactions	331	$3,399	(2,946)	$(29,521)	(1)	$(21)	67	$651	(3,361)	$(33,943)	(3,237)	$(33,276)

	New York Municipal Bond Fund				Short Duration Municipal Income Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class A	421	$4,548	762	$8,212	16,021	$161,534	27,124	$276,139
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	1,810	18,260	4,229	43,020
Other Classes	321	3,461	275	2,970	13,267	133,717	13,012	132,650

Issued as reinvestment of distributions

Class A	27	290	30	320	412	4,139	288	2,932
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	81	812	57	579
Other Classes	12	121	10	111	316	3,185	178	1,815

Cost of shares redeemed

Class A	(452)	(4,839)	(389)	(4,177)	(22,116)	(222,625)	(22,093)	(224,799)
Class B	0	0	0	0	0	0	0	0
Class C	0	0	0	0	(3,579)	(35,998)	(2,102)	(21,433)
Other Classes	(214)	(2,279)	(247)	(2,649)	(13,384)	(134,782)	(6,568)	(66,885)

Net increase (decrease) resulting from Fund share transactions	115	$1,302	441	$4,787	(7,172)	$(71,758)	14,125	$144,018

40  PIMCO Funds Annual Report  |  03.31.05

8. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.05  |  PIMCO Funds Annual Report  41

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Municipal Bond Fund, New York Municipal Bond Fund, and Short Duration Municipal Income Fund, (hereafter referred to as the “Funds”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

42  PIMCO Funds Annual Report  |  03.31.05

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of the certain dividends paid or received.

For the benefit of shareholders of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, this is to inform you that 99.47%, 89.38%, 98.53%, 99.14% and 97.80%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

03.31.05  |  PIMCO Funds Annual Report  43

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

44  PIMCO Funds Annual Report  |  03.31.05

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

03.31.05  |  PIMCO Funds Annual Report  45

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage Bond

PIMCO Long-Term U.S. Government

PIMCO GNMA

PIMCO Total Return Mortgage

Corporate Bond

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Global Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Short Duration Municipal

Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO California Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy

PIMCO RealEstateRealReturn Strategy

PIMCO All Asset

IndexPLUS

PIMCO StocksPLUS

PIMCO StocksPLUS Total Return

PIMCO International StocksPLUS

TR Strategy

NFJ Dividend Value

NFJ Large-Cap Value

OCC Renaissance

OCC Value

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Growth & Income

CCM Capital Appreciation

OCC Core Equity

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Targeted Core Growth

PEA Growth

NACM Growth

RCM Mid-Cap

PEA Target

PEA Opportunity

NACM Global

RCM Global Small-Cap

NFJ International Value

NACM International

RCM International

Growth Equity

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

RCM Innovation**

Balanced

AMM Asset Allocation

www.allianzinvestors.com

*	As of 2/28/05 according to SimFunds.
**	Proposed to merge with RCM Global Technology Fund on or about May 27, 2005.

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read this prospectus carefully before you invest or send money.

This cover is not part of the Prospectus	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ002AR_12778

Annual Report

MARCH 31, 2005

PIMCO Funds

Bond Funds

Share Class	SHORT DURATION BOND FUNDS	CORPORATE BOND FUND
R	PIMCO Short-Term Fund	PIMCO High Yield Fund
PIMCO Low Duration Fund

	CORE BOND FUND	REAL RETURN STRATEGY FUND

	PIMCO Total Return Fund	PIMCO Real Return Fund

	INTERNATIONAL BOND FUND	INDEXPLUS FUND

	PIMCO Foreign Bond Fund	PIMCO StocksPLUS Fund
(U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

2  PIMCO Funds Annual Report  |  03.31.05

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the PIMCO Funds (“the Trust”). By the end of the fiscal year on March 31, 2005, PIMCO Funds net assets stood at $179.1 billion. In total, PIMCO manages in excess of $463 billion, represented by all of its U.S. and offshore investment products.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the 12-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the 12-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark 10-year Treasury increased 0.65% for the 12 months to end the period at 4.48%. While all but the very longest maturity yields increased during the 12-month period, the short and intermediate maturity yields increased the most, causing the two- to 10-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Fund’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit our Web site at www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

April 30, 2005

PIMCO Funds Annual Report  |  03.31.05   3

Important Information About the Funds

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class. For each Fund, the oldest share class is the Institutional share class with the exception of PIMCO Real Return Fund (Class A shares). The R shares for each Fund were first offered in 12/02. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the R share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the R shares’ different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Change in Value charts reflect any recurring fees associated with the specified share class. As no sales charges apply to the specific share class in this report, none were deducted from these charts. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at 1-866-746-2606.

Information about how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling the Trust at 1-800-426-0107, on the Allianz Global Investors web site at www.allianzinvestors.com and on the SEC’s web site at http://www.sec.gov. Copies of the written Proxy Policy and the factors the Funds’ adviser and subadvisers use in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-426-0107, on the Allianz Global Investors web site at www.allianzinvestors.com and on the SEC’s web site at http://www.sec.gov.

4  PIMCO Funds Annual Report  |  03.31.05

Important Information (cont.)

The Trust files complete schedules of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s web site at http://www.sec.gov. A copy of each Fund’s Form N-Q is available without charge, upon request, by calling the Fund at 1-866-746-2606. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees (such as expenses of the trustees and their counsel or litigation expenses).

PIMCO Funds Annual Report  |  03.31.05   5

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	Over the 12-month period ended March 31, 2005, the Fund’s Class R Shares returned 5.30%, outperforming its benchmark, the JPMorgan GBI Global ex-U.S. Index Hedged in USD which returned 4.77% for the same period.

•	An overweight to Euroland duration relative to the benchmark was a strong positive, as yields fell in response to continued growth concerns and a surging Euro.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	U.S. strategies were mixed; while U.S. yields rose, our duration underweight was positive for performance, but our curve steepening posture detracted from performance as shorter maturities rose the most.

•	Emerging markets investments were positive, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	A tactical allocation to real return bonds added value; Treasury Inflation Protected Securities outperformed nominals by a wide margin as real yields fell.

•	An underweight to Japanese government bonds (“JGB”) relative to the benchmark was negative for performance, as JGB yields fell during the period.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	5.30%	6.43%	8.89%	7.93%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.77%	5.76%	8.18%	—
Lipper International Income Fund Average	6.10%	8.33%	6.48%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,041.40	$1,018.95
Expenses Paid During Period	$6.11	$6.04

Expenses are equal to the expense ratio of 1.20% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	Share Class R $	J.P. Morgan Index $
Dec-92	10,000	10,000
Jan-93	10,077	10,091
Feb-93	10,293	10,274
Mar-93	10,325	10,280
Apr-93	10,318	10,281
May-93	10,405	10,338
Jun-93	10,645	10,549
Jul-93	10,807	10,668
Aug-93	11,063	10,889
Sep-93	11,101	10,936
Oct-93	11,260	11,082
Nov-93	11,285	11,159
Dec-93	11,559	11,390
Jan-94	11,567	11,333
Feb-94	11,253	11,078
Mar-94	11,051	10,977
Apr-94	10,940	10,900
May-94	10,773	10,779
Jun-94	10,568	10,669
Jul-94	10,628	10,739
Aug-94	10,518	10,636
Sep-94	10,529	10,646
Oct-94	10,564	10,687
Nov-94	10,714	10,838
Dec-94	10,638	10,813
Jan-95	10,704	10,931
Feb-95	10,769	11,072
Mar-95	10,771	11,298
Apr-95	11,028	11,477
May-95	11,455	11,854
Jun-95	11,379	11,814
Jul-95	11,590	11,963
Aug-95	11,804	12,067
Sep-95	11,966	12,258
Oct-95	12,160	12,395
Nov-95	12,629	12,667
Dec-95	12,810	12,785
Jan-96	13,116	12,939
Feb-96	12,828	12,787
Mar-96	13,030	12,893
Apr-96	13,339	13,047
May-96	13,383	13,136
Jun-96	13,527	13,245
Jul-96	13,650	13,345
Aug-96	13,977	13,522
Sep-96	14,361	13,810
Oct-96	14,707	14,038
Nov-96	15,054	14,319
Dec-96	15,125	14,339
Jan-97	15,358	14,518
Feb-97	15,433	14,611
Mar-97	15,231	14,533
Apr-97	15,365	14,690
May-97	15,437	14,767
Jun-97	15,738	15,018
Jul-97	15,962	15,257
Aug-97	15,888	15,275
Sep-97	16,222	15,545
Oct-97	16,024	15,645
Nov-97	16,232	15,757
Dec-97	16,461	15,962
Jan-98	16,690	16,175
Feb-98	16,835	16,319
Mar-98	17,037	16,464
Apr-98	17,087	16,548
May-98	17,225	16,774
Jun-98	17,301	16,847
Jul-98	17,567	17,003
Aug-98	17,418	17,338
Sep-98	17,808	17,749
Oct-98	17,430	17,722
Nov-98	17,748	17,914
Dec-98	17,989	17,892
Jan-99	18,347	18,114
Feb-99	18,158	17,993
Mar-99	18,260	18,207
Apr-99	18,486	18,438
May-99	18,187	18,363
Jun-99	17,956	18,078
Jul-99	17,954	18,031
Aug-99	17,814	18,063
Sep-99	17,899	18,132
Oct-99	17,969	18,176
Nov-99	17,994	18,281
Dec-99	18,142	18,336
Jan-00	18,038	18,338
Feb-00	18,235	18,473
Mar-00	18,487	18,743
Apr-00	18,542	18,844
May-00	18,642	18,995
Jun-00	18,773	19,086
Jul-00	18,919	19,224
Aug-00	18,891	19,228
Sep-00	19,129	19,393
Oct-00	19,167	19,550
Nov-00	19,441	19,896
Dec-00	19,793	20,117
Jan-01	20,076	20,355
Feb-01	20,181	20,530
Mar-01	20,441	20,685
Apr-01	20,306	20,545
May-01	20,343	20,652
Jun-01	20,320	20,765
Jul-01	20,786	20,954
Aug-01	20,960	21,130
Sep-01	21,094	21,217
Oct-01	21,607	21,605
Nov-01	21,525	21,512
Dec-01	21,415	21,334
Jan-02	21,496	21,357
Feb-02	21,533	21,377
Mar-02	21,451	21,268
Apr-02	21,668	21,440
May-02	21,666	21,468
Jun-02	21,906	21,745
Jul-02	21,967	21,956
Aug-02	22,119	22,219
Sep-02	22,307	22,472
Oct-02	22,289	22,463
Nov-02	22,505	22,504
Dec-02	22,899	22,828
Jan-03	23,162	23,007
Feb-03	23,415	23,165
Mar-03	23,340	23,137
Apr-03	23,422	23,188
May-03	23,700	23,556
Jun-03	23,634	23,434
Jul-03	23,412	23,174
Aug-03	23,307	23,007
Sep-03	23,521	23,260
Oct-03	23,326	23,043
Nov-03	23,300	23,064
Dec-03	23,538	23,280
Jan-04	23,620	23,384
Feb-04	23,894	23,607
Mar-04	23,971	23,671
Apr-04	23,918	23,485
May-04	23,865	23,446
Jun-04	23,858	23,416
Jul-04	23,930	23,511
Aug-04	24,155	23,843
Sep-04	24,237	23,979
Oct-04	24,414	24,131
Nov-04	24,777	24,341
Dec-04	24,934	24,492
Jan-05	25,108	24,731
Feb-05	25,010	24,612
Mar-05	25,240	24,800

Country Allocation*

Germany	24.6%
United States	17.2%
Short-Term Instruments	16.8%
France	10.4%
Japan	9.7%
United Kingdom	9.2%
Spain	4.8%
Other	7.3%

*	% of Total Investments as of March 31, 2005

6  PIMCO Funds Annual Report  |  03.31.05

A CORPORATE BOND FUND

PIMCO High Yield Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class R Shares returned 6.60% for the 12-month period ended March 31, 2005, outperforming the 5.96% return of the Merrill Lynch US High Yield BB-B Rated Index for the same period.

•	The Fund’s underweight to consumer cyclicals, the worst-performing sector over the 12-month period, was a significant contributor to relative performance.

•	As energy outperformed most other industry categories, the Fund’s overweight to this sector added to returns. An emphasis on pipelines within the sector also contributed to returns.

•	With increasing fuel costs negatively impacting the air transportation sector, the Fund’s underweight to the sector along with an emphasis on higher-quality, secured issues contributed to outperformance.

•	The Fund’s underweight to chemicals, the top-performing sector over the period, hindered performance.

•	As metals and mining bonds outperformed during the period, the Fund’s underweight to this sector also hurt performance.

•	The Fund’s focus on the upper quality tiers of high yields and exposure to BBB-rated issues hurt performance, as lower-rated bonds outperformed.

•	Modest exposure to emerging market sovereign debt boosted relative performance, as these bonds outperformed BB-B Rated high yield bonds.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (12/15/92)
PIMCO High Yield Fund Class R	6.60%	6.56%	7.53%	8.13%
Merrill Lynch US High Yield BB-B Rated Index	5.96%	6.36%	7.25%	—
Lipper High Current Yield Fund Average	6.30%	5.09%	6.16%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,027.70	$1,019.20
Expenses Paid During Period	$5.81	$5.79

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO High Yield R	Merrill Lynch US High Yield BB-B Rated Index
12/31/1992	10,000	10,000
01/31/1993	10,222	10,241
02/28/1993	10,405	10,432
03/31/1993	10,609	10,611
04/30/1993	10,716	10,687
05/31/1993	10,789	10,824
06/30/1993	11,077	11,026
07/31/1993	11,149	11,132
08/31/1993	11,268	11,234
09/30/1993	11,319	11,289
10/31/1993	11,617	11,501
11/30/1993	11,700	11,554
12/31/1993	11,795	11,664
01/31/1994	12,040	11,910
02/28/1994	12,032	11,820
03/31/1994	11,666	11,438
04/30/1994	11,559	11,302
05/31/1994	11,636	11,258
06/30/1994	11,646	11,299
07/31/1994	11,749	11,383
08/31/1994	11,842	11,459
09/30/1994	11,918	11,452
10/31/1994	11,918	11,481
11/30/1994	11,864	11,389
12/31/1994	12,001	11,523
01/31/1995	12,112	11,699
02/28/1995	12,438	12,062
03/31/1995	12,614	12,224
04/30/1995	12,882	12,506
05/31/1995	13,248	12,904
06/30/1995	13,349	13,009
07/31/1995	13,520	13,138
08/31/1995	13,616	13,240
09/30/1995	13,799	13,394
10/31/1995	13,994	13,510
11/30/1995	14,158	13,646
12/31/1995	14,388	13,866
01/31/1996	14,614	14,070
02/29/1996	14,622	14,070
03/31/1996	14,497	14,025
04/30/1996	14,554	14,021
05/31/1996	14,595	14,112
06/30/1996	14,647	14,204
07/31/1996	14,770	14,295
08/31/1996	15,002	14,437
09/30/1996	15,343	14,760
10/31/1996	15,488	14,942
11/30/1996	15,817	15,242
12/31/1996	15,965	15,355
01/31/1997	16,120	15,478
02/28/1997	16,361	15,689
03/31/1997	16,138	15,466
04/30/1997	16,303	15,623
05/31/1997	16,666	15,950
06/30/1997	16,905	16,198
07/31/1997	17,331	16,652
08/31/1997	17,317	16,613
09/30/1997	17,599	16,891
10/31/1997	17,608	16,976
11/30/1997	17,768	17,130
12/31/1997	17,960	17,310
01/31/1998	18,260	17,565
02/28/1998	18,349	17,647
03/31/1998	18,483	17,798
04/30/1998	18,520	17,871
05/31/1998	18,605	17,994
06/30/1998	18,734	18,096
07/31/1998	18,923	18,209
08/31/1998	18,153	17,404
09/30/1998	18,372	17,523
10/31/1998	18,181	17,186
11/30/1998	18,940	17,989
12/31/1998	19,011	17,981
01/31/1999	19,251	18,180
02/28/1999	19,084	18,060
03/31/1999	19,232	18,263
04/30/1999	19,546	18,531
05/31/1999	19,163	18,342
06/30/1999	19,149	18,307
07/31/1999	19,192	18,334
08/31/1999	19,107	18,182
09/30/1999	19,109	18,155
10/31/1999	19,076	18,087
11/30/1999	19,330	18,304
12/31/1999	19,421	18,445
01/31/2000	19,324	18,356
02/29/2000	19,361	18,364
03/31/2000	18,964	18,081
04/30/2000	18,996	18,098
05/31/2000	18,892	17,907
06/30/2000	19,245	18,299
07/31/2000	19,387	18,390
08/31/2000	19,657	18,602
09/30/2000	19,588	18,437
10/31/2000	19,179	17,896
11/30/2000	18,806	17,265
12/31/2000	19,211	17,731
01/31/2001	19,993	18,839
02/28/2001	20,195	19,071
03/31/2001	19,946	18,725
04/30/2001	19,787	18,536
05/31/2001	20,002	18,818
06/30/2001	19,680	18,382
07/31/2001	19,975	18,655
08/31/2001	20,137	18,818
09/30/2001	19,320	17,681
10/31/2001	19,739	18,256
11/30/2001	20,080	18,855
12/31/2001	20,038	18,688
01/31/2002	20,070	18,780
02/28/2002	19,866	18,606
03/31/2002	20,028	19,008
04/30/2002	20,199	19,257
05/31/2002	20,025	19,221
06/30/2002	19,012	17,824
07/31/2002	17,911	17,131
08/31/2002	18,633	17,671
09/30/2002	18,167	17,403
10/31/2002	18,300	17,244
11/30/2002	19,420	18,247
12/31/2002	19,744	18,446
01/31/2003	20,228	18,859
02/28/2003	20,521	19,077
03/31/2003	21,015	19,510
04/30/2003	22,064	20,450
05/31/2003	22,276	20,587
06/30/2003	22,704	21,117
07/31/2003	22,181	20,766
08/31/2003	22,525	21,004
09/30/2003	23,016	21,526
10/31/2003	23,419	21,919
11/30/2003	23,632	22,199
12/31/2003	24,263	22,679
01/31/2004	24,457	22,971
02/29/2004	24,330	23,021
03/31/2004	24,444	23,225
04/30/2004	24,202	23,029
05/31/2004	23,854	22,660
06/30/2004	24,133	22,947
07/31/2004	24,500	23,309
08/31/2004	24,995	23,742
09/30/2004	25,357	24,062
10/31/2004	25,854	24,486
11/30/2004	26,009	24,636
12/31/2004	26,386	24,931
01/31/2005	26,381	24,948
02/28/2005	26,748	25,289
03/31/2005	26,060	24,609

Sector Breakdown*

Corporate Bonds & Notes	77.7%
Sovereign Issues	8.3%
Other	14.0%

*	% of Total Investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05   7

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R Shares returned 0.17% for the 12-month period ended March 31, 2005, outperforming the -0.35% return of the Merrill Lynch 1-3 Year Treasury Index for the same period.

•	Risk-adjusted returns were strong for the 12-month period; the Fund focused on quality, value and prudent diversification in an environment where core bond sectors presented limited buying opportunities.

•	Interest rate strategies were mixed for performance. The Fund’s concentration at the shorter end of the yield curve detracted from returns, as interest rates on short maturities rose the most, but broader yield curve exposure was positive as the yield curve flattened.

•	Tactical exposure to European issues helped returns, as these securities outperformed Treasuries amid continued slower growth and lesser pressures on interest rates.

•	A mortgage emphasis helped returns as this sector outperformed Treasuries on a like-duration basis, benefiting from investors’ demand for income producing securities. Positive mortgage security selection also added to returns.

•	Corporate bonds were positive, as investors around the world were drawn to corporates for their extra yield.

•	A tactical allocation to real return bonds added value, as TIPS outperformed nominal Treasuries over the period.

•	Exposure to high quality emerging markets was positive for performance. This sector outperformed Treasuries for the year, benefiting from continued improvement in fundamentals such as trade surpluses, currency reserves and investors’ demand for higher yielding securities.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Low Duration Fund Class R	0.17%	4.61%	5.41%	6.32%
Merrill Lynch 1–3 Year Treasury Index	–0.35%	4.61%	5.34%	—
Lipper Short Investment Grade Debt Fund Average	0.23%	4.30%	5.05%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$998.90	$1,019.20
Expenses Paid During Period	$5.73	$5.79

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Low Duration R	Merrill Lynch 1-3 Year Treasury Index
05/31/1987	10,000	10,000
06/30/1987	10,087	10,109
07/31/1987	10,118	10,158
08/31/1987	10,110	10,167
09/30/1987	10,080	10,127
10/31/1987	10,237	10,351
11/30/1987	10,347	10,414
12/31/1987	10,401	10,480
01/31/1988	10,567	10,648
02/29/1988	10,638	10,735
03/31/1988	10,698	10,756
04/30/1988	10,737	10,772
05/31/1988	10,754	10,756
06/30/1988	10,849	10,868
07/31/1988	10,900	10,876
08/31/1988	10,937	10,899
09/30/1988	11,031	11,026
10/31/1988	11,126	11,136
11/30/1988	11,133	11,106
12/31/1988	11,176	11,132
01/31/1989	11,263	11,219
02/28/1989	11,274	11,219
03/31/1989	11,311	11,270
04/30/1989	11,439	11,443
05/31/1989	11,668	11,614
06/30/1989	11,915	11,831
07/31/1989	12,083	12,006
08/31/1989	12,020	11,932
09/30/1989	12,075	12,003
10/31/1989	12,227	12,184
11/30/1989	12,331	12,299
12/31/1989	12,386	12,348
01/31/1990	12,370	12,358
02/28/1990	12,448	12,416
03/31/1990	12,508	12,457
04/30/1990	12,493	12,482
05/31/1990	12,696	12,673
06/30/1990	12,826	12,806
07/31/1990	12,959	12,966
08/31/1990	12,977	13,005
09/30/1990	13,041	13,111
10/31/1990	13,128	13,255
11/30/1990	13,277	13,386
12/31/1990	13,412	13,548
01/31/1991	13,527	13,672
02/28/1991	13,627	13,754
03/31/1991	13,735	13,846
04/30/1991	13,894	13,977
05/31/1991	13,995	14,062
06/30/1991	14,076	14,119
07/31/1991	14,223	14,242
08/31/1991	14,418	14,437
09/30/1991	14,599	14,593
10/31/1991	14,717	14,750
11/30/1991	14,867	14,903
12/31/1991	15,108	15,131
01/31/1992	15,112	15,107
02/29/1992	15,179	15,160
03/31/1992	15,179	15,154
04/30/1992	15,277	15,293
05/31/1992	15,424	15,432
06/30/1992	15,558	15,590
07/31/1992	15,756	15,765
08/31/1992	15,852	15,903
09/30/1992	16,001	16,055
10/31/1992	15,996	15,959
11/30/1992	15,996	15,933
12/31/1992	16,155	16,084
01/31/1993	16,297	16,251
02/28/1993	16,481	16,390
03/31/1993	16,565	16,439
04/30/1993	16,635	16,541
05/31/1993	16,645	16,495
06/30/1993	16,801	16,616
07/31/1993	16,848	16,655
08/31/1993	17,003	16,800
09/30/1993	17,059	16,855
10/31/1993	17,167	16,888
11/30/1993	17,173	16,892
12/31/1993	17,283	16,954
01/31/1994	17,366	17,063
02/28/1994	17,281	16,954
03/31/1994	17,195	16,870
04/30/1994	17,128	16,810
05/31/1994	17,099	16,834
06/30/1994	17,124	16,884
07/31/1994	17,273	17,029
08/31/1994	17,335	17,089
09/30/1994	17,299	17,050
10/31/1994	17,287	17,088
11/30/1994	17,282	17,012
12/31/1994	17,263	17,050
01/31/1995	17,413	17,288
02/28/1995	17,624	17,525
03/31/1995	17,685	17,623
04/30/1995	17,898	17,780
05/31/1995	18,213	18,091
06/30/1995	18,296	18,188
07/31/1995	18,293	18,263
08/31/1995	18,481	18,372
09/30/1995	18,636	18,461
10/31/1995	18,765	18,617
11/30/1995	18,973	18,782
12/31/1995	19,188	18,926
01/31/1996	19,318	19,087
02/29/1996	19,183	19,006
03/31/1996	19,164	18,989
04/30/1996	19,160	19,005
05/31/1996	19,168	19,044
06/30/1996	19,352	19,181
07/31/1996	19,406	19,256
08/31/1996	19,491	19,323
09/30/1996	19,756	19,498
10/31/1996	20,029	19,717
11/30/1996	20,287	19,868
12/31/1996	20,220	19,868
01/31/1997	20,378	19,962
02/28/1997	20,449	20,007
03/31/1997	20,355	20,000
04/30/1997	20,591	20,163
05/31/1997	20,752	20,301
06/30/1997	20,903	20,440
07/31/1997	21,227	20,665
08/31/1997	21,204	20,684
09/30/1997	21,378	20,841
10/31/1997	21,523	20,996
11/30/1997	21,573	21,047
12/31/1997	21,726	21,191
01/31/1998	21,878	21,396
02/28/1998	21,942	21,415
03/31/1998	22,023	21,502
04/30/1998	22,131	21,603
05/31/1998	22,259	21,718
06/30/1998	22,299	21,831
07/31/1998	22,393	21,933
08/31/1998	22,467	22,209
09/30/1998	22,911	22,503
10/31/1998	22,863	22,613
11/30/1998	22,984	22,594
12/31/1998	23,113	22,673
01/31/1999	23,203	22,763
02/28/1999	23,069	22,652
03/31/1999	23,253	22,810
04/30/1999	23,363	22,883
05/31/1999	23,276	22,868
06/30/1999	23,274	22,940
07/31/1999	23,262	23,012
08/31/1999	23,265	23,079
09/30/1999	23,425	23,229
10/31/1999	23,509	23,291
11/30/1999	23,596	23,335
12/31/1999	23,627	23,368
01/31/2000	23,584	23,359
02/29/2000	23,743	23,515
03/31/2000	23,904	23,661
04/30/2000	23,942	23,722
05/31/2000	24,002	23,820
06/30/2000	24,278	24,067
07/31/2000	24,409	24,219
08/31/2000	24,668	24,398
09/30/2000	24,779	24,573
10/31/2000	24,767	24,705
11/30/2000	24,947	24,939
12/31/2000	25,264	25,236
01/31/2001	25,661	25,552
02/28/2001	25,776	25,718
03/31/2001	25,975	25,933
04/30/2001	26,037	26,002
05/31/2001	26,232	26,149
06/30/2001	26,285	26,238
07/31/2001	26,719	26,532
08/31/2001	26,868	26,685
09/30/2001	27,121	27,124
10/31/2001	27,457	27,380
11/30/2001	27,160	27,321
12/31/2001	27,093	27,331
01/31/2002	27,334	27,386
02/28/2002	27,541	27,519
03/31/2002	27,316	27,333
04/30/2002	27,668	27,638
05/31/2002	27,834	27,749
06/30/2002	27,912	27,982
07/31/2002	28,021	28,323
08/31/2002	28,290	28,420
09/30/2002	28,434	28,655
10/31/2002	28,562	28,720
11/30/2002	28,639	28,634
12/31/2002	28,957	28,903
01/31/2003	29,024	28,900
02/28/2003	29,253	29,020
03/31/2003	29,306	29,073
04/30/2003	29,443	29,128
05/31/2003	29,579	29,237
06/30/2003	29,650	29,282
07/31/2003	29,152	29,122
08/31/2003	29,257	29,142
09/30/2003	29,590	29,406
10/31/2003	29,442	29,297
11/30/2003	29,460	29,282
12/31/2003	29,598	29,452
01/31/2004	29,687	29,512
02/29/2004	29,827	29,653
03/31/2004	29,886	29,746
04/30/2004	29,632	29,459
05/31/2004	29,606	29,431
06/30/2004	29,638	29,429
07/31/2004	29,766	29,536
08/31/2004	30,004	29,740
09/30/2004	29,971	29,714
10/31/2004	30,094	29,804
11/30/2004	30,015	29,657
12/31/2004	30,081	29,719
01/31/2005	30,033	29,709
02/28/2005	29,976	29,641
03/31/2005	29,937	29,643

Sector Breakdown*

Short-Term Instruments	65.4%
U.S. Government Agencies	10.7%
U.S. Treasury Obligations	7.5%
Corporate Bonds & Notes	4.9%
Mortgage Backed Securities	3.9%
Other	7.6%

*	% of Total Investments as of March 31, 2005

8  PIMCO Funds Annual Report  |  03.31.05

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the 12-month period ended March 31, 2005, the Fund’s Class R Shares returned 2.74%, underperforming the 2.82% return of the benchmark Lehman Brothers U.S. TIPS Index.

•	For the 12-month period, 10-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the 10-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The 12-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Fund was 7.02 years on March 31, 2005, compared to a duration of 6.38 years for the benchmark.

•	Shorter-than-Benchmark duration from TIPS over the first six months of the period contributed to performance, as real yields rose 0.29% for 10-year maturities.

•	The Fund’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance, as nominal yields rose 0.65% for 10-year maturities.

•	The Fund’s overweight exposure to shorter maturity TIPS was negative to performance, as the real yield curve flattened 0.86% during the 12-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period whereas U.S. yields rose.

•	An allocation to high quality emerging market bonds (Mexico and Russia) was positive to performance, as spreads on emerging market debt narrowed during the 12-month period and the JPMorgan EMBI Global Index returned 6.69%.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (01/29/97)
PIMCO Real Return Fund Class R	2.74%	9.55%	—	7.93%
Lehman Brothers U.S. TIPS Index	2.82%	9.84%	—	—
Lipper Treasury Inflation Protected Securities Fund Average	2.24%	7.91%	—	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,023.00	$1,019.20
Expenses Paid During Period	$5.80	$5.79

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Real Return R	Lehman Brothers: U.S. TIPS Index
01/31/1997	10,000	10,000
02/28/1997	10,029	10,033
03/31/1997	9,933	9,896
04/30/1997	9,988	9,956
05/31/1997	10,042	10,010
06/30/1997	10,015	9,978
07/31/1997	10,132	10,072
08/31/1997	10,148	10,103
09/30/1997	10,162	10,123
10/31/1997	10,285	10,227
11/30/1997	10,332	10,284
12/31/1997	10,273	10,241
01/31/1998	10,327	10,291
02/28/1998	10,310	10,282
03/31/1998	10,327	10,277
04/30/1998	10,375	10,315
05/31/1998	10,411	10,388
06/30/1998	10,442	10,414
07/31/1998	10,517	10,463
08/31/1998	10,518	10,486
09/30/1998	10,757	10,697
10/31/1998	10,807	10,721
11/30/1998	10,784	10,710
12/31/1998	10,733	10,646
01/31/1999	10,884	10,769
02/28/1999	10,853	10,693
03/31/1999	10,912	10,689
04/30/1999	11,086	10,760
05/31/1999	11,159	10,834
06/30/1999	11,139	10,841
07/31/1999	11,152	10,835
08/31/1999	11,202	10,854
09/30/1999	11,244	10,896
10/31/1999	11,259	10,918
11/30/1999	11,340	10,984
12/31/1999	11,268	10,896
01/31/2000	11,329	10,945
02/29/2000	11,406	11,047
03/31/2000	11,743	11,369
04/30/2000	11,886	11,520
05/31/2000	11,845	11,490
06/30/2000	11,997	11,635
07/31/2000	12,084	11,734
08/31/2000	12,192	11,821
09/30/2000	12,286	11,883
10/31/2000	12,410	12,026
11/30/2000	12,585	12,201
12/31/2000	12,696	12,332
01/31/2001	13,013	12,590
02/28/2001	13,248	12,803
03/31/2001	13,344	12,926
04/30/2001	13,440	12,998
05/31/2001	13,609	13,152
06/30/2001	13,586	13,136
07/31/2001	13,801	13,355
08/31/2001	13,833	13,374
09/30/2001	13,903	13,451
10/31/2001	14,206	13,770
11/30/2001	13,877	13,464
12/31/2001	13,704	13,306
01/31/2002	13,763	13,385
02/28/2002	13,984	13,588
03/31/2002	13,870	13,504
04/30/2002	14,275	13,873
05/31/2002	14,515	14,093
06/30/2002	14,710	14,293
07/31/2002	14,929	14,528
08/31/2002	15,475	15,049
09/30/2002	15,816	15,428
10/31/2002	15,332	15,016
11/30/2002	15,370	15,005
12/31/2002	15,934	15,510
01/31/2003	16,014	15,627
02/28/2003	16,560	16,212
03/31/2003	16,257	15,949
04/30/2003	16,218	15,908
05/31/2003	16,996	16,663
06/30/2003	16,843	16,493
07/31/2003	16,042	15,731
08/31/2003	16,353	16,013
09/30/2003	16,940	16,543
10/31/2003	16,975	16,633
11/30/2003	16,982	16,643
12/31/2003	17,166	16,813
01/31/2004	17,356	17,006
02/29/2004	17,761	17,398
03/31/2004	18,036	17,677
04/30/2004	17,201	16,819
05/31/2004	17,471	17,122
06/30/2004	17,471	17,130
07/31/2004	17,658	17,290
08/31/2004	18,090	17,753
09/30/2004	18,114	17,788
10/31/2004	18,310	17,966
11/30/2004	18,321	17,923
12/31/2004	18,616	18,236
01/31/2005	18,549	18,237
02/28/2005	18,491	18,159
03/31/2005	18,532	18,176

Sector Breakdown*

U.S. Treasury Obligations	89.7%
Short-Term Instruments	2.6%
Foreign Currency-Denominated Issues	2.3%
Other	5.4%

*	% of Total Investments as of March 31, 2005

PIMCO Funds Annual Report  |  03.31.05   9

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R Shares returned 0.84% for the 12-month period ended March 31, 2005, underperforming the Citigroup 3 Month Treasury Bill Index return of 1.58% for the same period.

•	Above-Benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets and spreads narrowed considerably.

•	A corporate emphasis was slightly positive, as security selection added to returns even though spreads widened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as improving credit fundamentals boosted demand and spreads narrowed.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe. Three-month rates increased slightly while intermediate five-year rates fell.

•	Real return bond holdings were positive, as nominal yields rose more than real yields.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (10/07/87)
PIMCO Short-Term Fund Class R	0.84%	3.17%	4.66%	5.10%
Citigroup 3 Month Treasury Bill Index	1.58%	2.64%	3.91%	—
Lipper Ultra-Short Obligations Fund Average	1.09%	3.34%	4.53%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,006.60	$1,019.70
Expenses Paid During Period	$5.25	$5.29

Expenses are equal to the expense ratio of 1.05% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Short Term R	Citigroup 3 Month Treasury Bill Index
10/31/1987	10,000	10,000
11/30/1987	10,055	10,048
12/31/1987	10,112	10,095
01/31/1988	10,177	10,142
02/29/1988	10,216	10,190
03/31/1988	10,268	10,238
04/30/1988	10,321	10,287
05/31/1988	10,376	10,340
06/30/1988	10,431	10,395
07/31/1988	10,481	10,452
08/31/1988	10,544	10,513
09/30/1988	10,609	10,576
10/31/1988	10,698	10,640
11/30/1988	10,767	10,707
12/31/1988	10,826	10,777
01/31/1989	10,901	10,850
02/28/1989	10,974	10,926
03/31/1989	11,066	11,005
04/30/1989	11,146	11,087
05/31/1989	11,244	11,170
06/30/1989	11,325	11,248
07/31/1989	11,416	11,326
08/31/1989	11,473	11,403
09/30/1989	11,549	11,477
10/31/1989	11,653	11,555
11/30/1989	11,727	11,630
12/31/1989	11,790	11,707
01/31/1990	11,843	11,784
02/28/1990	11,912	11,855
03/31/1990	11,987	11,934
04/30/1990	12,032	12,012
05/31/1990	12,142	12,094
06/30/1990	12,217	12,172
07/31/1990	12,298	12,253
08/31/1990	12,360	12,333
09/30/1990	12,439	12,408
10/31/1990	12,530	12,486
11/30/1990	12,627	12,560
12/31/1990	12,724	12,634
01/31/1991	12,812	12,706
02/28/1991	12,878	12,768
03/31/1991	12,934	12,834
04/30/1991	13,010	12,896
05/31/1991	13,080	12,959
06/30/1991	13,126	13,019
07/31/1991	13,200	13,081
08/31/1991	13,280	13,142
09/30/1991	13,349	13,201
10/31/1991	13,423	13,259
11/30/1991	13,452	13,311
12/31/1991	13,503	13,361
01/31/1992	13,550	13,407
02/29/1992	13,575	13,449
03/31/1992	13,597	13,495
04/30/1992	13,651	13,539
05/31/1992	13,691	13,583
06/30/1992	13,743	13,625
07/31/1992	13,796	13,666
08/31/1992	13,828	13,705
09/30/1992	13,861	13,739
10/31/1992	13,874	13,774
11/30/1992	13,887	13,808
12/31/1992	13,925	13,845
01/31/1993	13,968	13,882
02/28/1993	14,002	13,914
03/31/1993	14,063	13,949
04/30/1993	14,108	13,983
05/31/1993	14,162	14,019
06/30/1993	14,216	14,054
07/31/1993	14,264	14,091
08/31/1993	14,298	14,127
09/30/1993	14,331	14,163
10/31/1993	14,378	14,199
11/30/1993	14,430	14,235
12/31/1993	14,495	14,273
01/31/1994	14,517	14,310
02/28/1994	14,531	14,345
03/31/1994	14,505	14,385
04/30/1994	14,526	14,428
05/31/1994	14,533	14,476
06/30/1994	14,597	14,525
07/31/1994	14,662	14,578
08/31/1994	14,718	14,632
09/30/1994	14,731	14,687
10/31/1994	14,768	14,747
11/30/1994	14,779	14,809
12/31/1994	14,839	14,878
01/31/1995	14,910	14,947
02/28/1995	15,045	15,013
03/31/1995	15,075	15,087
04/30/1995	15,234	15,159
05/31/1995	15,385	15,234
06/30/1995	15,433	15,306
07/31/1995	15,524	15,380
08/31/1995	15,594	15,453
09/30/1995	15,737	15,523
10/31/1995	15,848	15,594
11/30/1995	15,992	15,663
12/31/1995	16,124	15,734
01/31/1996	16,199	15,805
02/29/1996	16,225	15,870
03/31/1996	16,275	15,937
04/30/1996	16,348	16,003
05/31/1996	16,431	16,071
06/30/1996	16,519	16,139
07/31/1996	16,563	16,209
08/31/1996	16,666	16,280
09/30/1996	16,824	16,350
10/31/1996	16,955	16,421
11/30/1996	17,106	16,490
12/31/1996	17,170	16,561
01/31/1997	17,267	16,633
02/28/1997	17,342	16,698
03/31/1997	17,349	16,770
04/30/1997	17,444	16,842
05/31/1997	17,568	16,916
06/30/1997	17,680	16,987
07/31/1997	17,815	17,061
08/31/1997	17,866	17,134
09/30/1997	17,983	17,207
10/31/1997	18,022	17,282
11/30/1997	18,100	17,355
12/31/1997	18,197	17,430
01/31/1998	18,301	17,507
02/28/1998	18,361	17,576
03/31/1998	18,481	17,654
04/30/1998	18,562	17,729
05/31/1998	18,644	17,806
06/30/1998	18,703	17,879
07/31/1998	18,812	17,955
08/31/1998	18,816	18,031
09/30/1998	18,938	18,105
10/31/1998	19,006	18,178
11/30/1998	19,067	18,245
12/31/1998	19,145	18,312
01/31/1999	19,216	18,380
02/28/1999	19,291	18,443
03/31/1999	19,424	18,514
04/30/1999	19,511	18,582
05/31/1999	19,511	18,653
06/30/1999	19,578	18,723
07/31/1999	19,642	18,796
08/31/1999	19,703	18,870
09/30/1999	19,788	18,944
10/31/1999	19,881	19,021
11/30/1999	19,972	19,098
12/31/1999	20,050	19,180
01/31/2000	20,096	19,264
02/29/2000	20,205	19,346
03/31/2000	20,332	19,437
04/30/2000	20,403	19,528
05/31/2000	20,510	19,624
06/30/2000	20,633	19,716
07/31/2000	20,736	19,811
08/31/2000	20,862	19,909
09/30/2000	20,979	20,008
10/31/2000	21,067	20,113
11/30/2000	21,236	20,216
12/31/2000	21,401	20,322
01/31/2001	21,545	20,427
02/28/2001	21,685	20,515
03/31/2001	21,778	20,606
04/30/2001	21,837	20,685
05/31/2001	22,003	20,760
06/30/2001	22,036	20,827
07/31/2001	22,186	20,892
08/31/2001	22,259	20,956
09/30/2001	22,355	21,016
10/31/2001	22,433	21,071
11/30/2001	22,464	21,116
12/31/2001	22,496	21,153
01/31/2002	22,543	21,186
02/28/2002	22,565	21,214
03/31/2002	22,559	21,246
04/30/2002	22,606	21,276
05/31/2002	22,654	21,308
06/30/2002	22,631	21,338
07/31/2002	22,520	21,369
08/31/2002	22,664	21,400
09/30/2002	22,712	21,429
10/31/2002	22,764	21,459
11/30/2002	22,953	21,487
12/31/2002	23,026	21,512
01/31/2003	23,114	21,536
02/28/2003	23,218	21,556
03/31/2003	23,246	21,577
04/30/2003	23,320	21,598
05/31/2003	23,369	21,619
06/30/2003	23,390	21,639
07/31/2003	23,297	21,657
08/31/2003	23,317	21,675
09/30/2003	23,429	21,692
10/31/2003	23,406	21,709
11/30/2003	23,401	21,726
12/31/2003	23,460	21,743
01/31/2004	23,472	21,761
02/29/2004	23,528	21,777
03/31/2004	23,568	21,794
04/30/2004	23,511	21,811
05/31/2004	23,523	21,828
06/30/2004	23,537	21,846
07/31/2004	23,554	21,867
08/31/2004	23,594	21,890
09/30/2004	23,613	21,916
10/31/2004	23,657	21,946
11/30/2004	23,681	21,977
12/31/2004	23,712	22,013
01/31/2005	23,743	22,053
02/28/2005	23,750	22,091
03/31/2005	23,766	22,138

Sector Breakdown*

Short-Term Instruments	59.1%
U.S. Government Agencies	16.6%
Corporate Bonds & Notes	12.6%
Other	11.7%

*	% of Total Investments as of March 31, 2005

10  PIMCO Funds Annual Report  |  03.31.05

AN INDEXPLUS FUND

PIMCO StocksPLUS Fund

•	The Fund seeks total return which exceeds that of the S&P 500 by investing, under normal circumstances, substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed income instruments.

•	For the 12-month period ended March 31, 2005, the S&P 500 Index delivered a total return of 6.69%. The Fund’s Class R shares underperformed the Index, posting a total return of 5.13% for the same period.

•	The U.S. equity market benefited from rising investor optimism, stronger corporate profits and the removal of presidential uncertainty.

•	The increase in short-term U.S. rates detracted from performance although the incremental yield from a longer relative duration partially offset this significant negative price impact.

•	Exposure to European interest rates, with an emphasis on the short end of the yield curve, boosted relative returns as short-term European interest rates rose less than U.S. short-term interest rates.

•	Real return holdings enhanced overall performance, as real yields increased less than nominal yields and break-even inflation levels widened.

•	Other strategies including holdings of mortgage-backed securities, corporate bonds, and a modest exposure to emerging markets enhanced performance and provided diversification, although the positive contribution of such strategies was overshadowed by the impact of rising U.S. rates.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/13/93)
PIMCO StocksPLUS Fund Class R	5.13%	–2.95%	10.58%	10.68%
S&P 500 Index	6.69%	–3.16%	10.79%	—
Lipper Large-Cap Core Fund Average	4.02%	–4.47%	8.87%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,060.90	$1,018.45
Expenses Paid During Period	$6.68	$6.54

Expenses are equal to the expense ratio of 1.30% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO StocksPLUS R	S&P 500 Index
05/31/1993	10,000	10,000
06/30/1993	10,049	10,029
07/31/1993	10,024	9,989
08/31/1993	10,400	10,368
09/30/1993	10,293	10,288
10/31/1993	10,514	10,501
11/30/1993	10,390	10,401
12/31/1993	10,572	10,527
01/31/1994	10,913	10,885
02/28/1994	10,572	10,589
03/31/1994	10,099	10,128
04/30/1994	10,221	10,258
05/31/1994	10,406	10,426
06/30/1994	10,179	10,170
07/31/1994	10,570	10,504
08/31/1994	11,046	10,935
09/30/1994	10,852	10,668
10/31/1994	11,020	10,907
11/30/1994	10,677	10,510
12/31/1994	10,810	10,666
01/31/1995	11,103	10,943
02/28/1995	11,596	11,369
03/31/1995	11,906	11,705
04/30/1995	12,286	12,049
05/31/1995	12,835	12,531
06/30/1995	13,110	12,822
07/31/1995	13,519	13,247
08/31/1995	13,604	13,280
09/30/1995	14,174	13,841
10/31/1995	14,143	13,791
11/30/1995	14,816	14,397
12/31/1995	15,094	14,674
01/31/1996	15,627	15,174
02/29/1996	15,662	15,314
03/31/1996	15,861	15,462
04/30/1996	16,051	15,690
05/31/1996	16,412	16,094
06/30/1996	16,560	16,156
07/31/1996	15,781	15,442
08/31/1996	16,107	15,768
09/30/1996	17,041	16,655
10/31/1996	17,574	17,114
11/30/1996	18,871	18,408
12/31/1996	18,458	18,043
01/31/1997	19,586	19,171
02/28/1997	19,723	19,321
03/31/1997	18,825	18,527
04/30/1997	19,981	19,633
05/31/1997	21,234	20,828
06/30/1997	22,105	21,761
07/31/1997	23,913	23,493
08/31/1997	22,609	22,177
09/30/1997	23,774	23,392
10/31/1997	23,006	22,610
11/30/1997	23,931	23,657
12/31/1997	24,366	24,063
01/31/1998	24,683	24,329
02/28/1998	26,325	26,084
03/31/1998	27,638	27,420
04/30/1998	27,956	27,695
05/31/1998	27,391	27,219
06/30/1998	28,440	28,325
07/31/1998	28,108	28,023
08/31/1998	23,810	23,972
09/30/1998	25,619	25,507
10/31/1998	27,625	27,582
11/30/1998	29,195	29,254
12/31/1998	31,063	30,940
01/31/1999	32,104	32,233
02/28/1999	31,006	31,232
03/31/1999	32,302	32,481
04/30/1999	33,571	33,739
05/31/1999	32,672	32,943
06/30/1999	34,560	34,771
07/31/1999	33,406	33,685
08/31/1999	33,205	33,518
09/30/1999	32,465	32,600
10/31/1999	34,507	34,663
11/30/1999	35,059	35,367
12/31/1999	37,075	37,451
01/31/2000	35,139	35,570
02/29/2000	34,591	34,896
03/31/2000	37,812	38,310
04/30/2000	36,617	37,157
05/31/2000	35,848	36,394
06/30/2000	36,719	37,292
07/31/2000	36,242	36,708
08/31/2000	38,645	38,988
09/30/2000	36,500	36,930
10/31/2000	36,317	36,774
11/30/2000	33,557	33,875
12/31/2000	33,809	34,040
01/31/2001	35,104	35,248
02/28/2001	31,850	32,034
03/31/2001	29,706	30,005
04/30/2001	31,961	32,336
05/31/2001	32,293	32,553
06/30/2001	31,560	31,761
07/31/2001	31,279	31,448
08/31/2001	29,293	29,479
09/30/2001	26,900	27,099
10/31/2001	27,559	27,616
11/30/2001	29,507	29,734
12/31/2001	29,734	29,995
01/31/2002	29,395	29,557
02/28/2002	28,940	28,987
03/31/2002	29,964	30,077
04/30/2002	28,259	28,254
05/31/2002	28,036	28,046
06/30/2002	26,037	26,048
07/31/2002	23,863	24,018
08/31/2002	24,264	24,176
09/30/2002	21,651	21,549
10/31/2002	23,619	23,446
11/30/2002	24,993	24,824
12/31/2002	23,669	23,366
01/31/2003	23,129	22,754
02/28/2003	22,858	22,412
03/31/2003	23,098	22,629
04/30/2003	24,926	24,495
05/31/2003	26,274	25,785
06/30/2003	26,553	26,113
07/31/2003	26,884	26,574
08/31/2003	27,425	27,092
09/30/2003	27,203	26,804
10/31/2003	28,661	28,321
11/30/2003	28,904	28,570
12/31/2003	30,451	30,068
01/31/2004	30,981	30,620
02/29/2004	31,448	31,046
03/31/2004	30,967	30,577
04/30/2004	30,323	30,097
05/31/2004	30,678	30,510
06/30/2004	31,270	31,104
07/31/2004	30,197	30,074
08/31/2004	30,394	30,196
09/30/2004	30,688	30,523
10/31/2004	31,183	30,989
11/30/2004	32,405	32,243
12/31/2004	33,474	33,340
01/31/2005	32,601	32,528
02/28/2005	33,204	33,212
03/31/2005	32,553	32,624

Sector Breakdown*

Short-Term Instruments**	53.0%
Corporate Bonds & Notes	11.4%
Foreign Currency-Denominated Issues	9.3%
U.S. Treasury Obligations	8.2%
U.S. Government Agencies	6.6%
Mortgage-Backed Securities	5.0%
Other	6.5%

*	% of total investments as of March 31, 2005
**	Primarily serving as collateral for equity-linked derivative positions.

PIMCO Funds Annual Report  |  03.31.05   11

A CORE BOND FUND

PIMCO Total Return Fund

•	PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

•	The Fund’s Class R Shares outperformed the Lehman Brothers Aggregate Bond Index for the twelve-month period ended March 31, 2005, returning 1.35% versus the 1.15% return of the Index.

•	Performance was relatively stable despite a volatile market; defensive interest rate and sector strategies together with broad diversification helped preserve value.

•	Important contributors to performance were:

–	Below-Index duration in the U.S., as rates rose.

–	Mortgage security selection, which partly offset the negative impact of a mortgage underweight. Treasury Inflation Protected Securities (TIPS).

–	Exposure, as nominal yields rose more than real yields.

–	Non-U.S. strategies, especially Eurozone issues, which gained as interest rates in the intermediate and longer maturity bonds fell.

–	Emerging markets exposure, as fundamentals such as trade surpluses and currency reserves continued to improve.

•	The following strategies detracted from returns:

–	An emphasis on short intermediate maturities and an underweight to longer maturities, which outperformed as the yield curve flattened over the annual period.

–	An underweight to corporate issues, as investors anxious to boost yield were drawn to these assets. Concerns about auto producer earnings caused historically tight credit premiums to widen in the first quarter of 2005, weighing on corporate bond prices. However, corporates outperformed Treasuries for the twelve-month reporting period on a duration-adjusted basis.

Average Annual Total Return  For periods ended 03/31/05

	1 year	5 year	10 year	Inception (05/11/87)
PIMCO Total Return Fund Class R	1.35%	7.15%	7.19%	7.96%
Lehman Brothers Aggregate Bond Index	1.15%	7.14%	7.14%	—
Lipper Intermediate Investment Grade Debt Fund Average	0.81%	6.38%	6.34%	—

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, www.allianzinvestors.com.

Expense Example  Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)
	Class R	Class R
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,007.10	$1,019.20
Expenses Paid During Period	$5.75	$5.79

Expenses are equal to the expense ratio of 1.15% for Class R, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Change in Value  For periods ended 03/31/05

	PIMCO Total Return R	Lehman Brothers Aggregate Bond Index
05/31/1987	10,000	10,000
06/30/1987	10,122	10,138
07/31/1987	10,091	10,130
08/31/1987	10,061	10,076
09/30/1987	9,804	9,861
10/31/1987	10,111	10,212
11/30/1987	10,178	10,294
12/31/1987	10,265	10,434
01/31/1988	10,679	10,801
02/29/1988	10,795	10,929
03/31/1988	10,691	10,827
04/30/1988	10,630	10,768
05/31/1988	10,572	10,696
06/30/1988	10,818	10,954
07/31/1988	10,798	10,897
08/31/1988	10,843	10,925
09/30/1988	11,043	11,172
10/31/1988	11,210	11,383
11/30/1988	11,104	11,244
12/31/1988	11,147	11,257
01/31/1989	11,279	11,419
02/28/1989	11,201	11,336
03/31/1989	11,247	11,385
04/30/1989	11,492	11,624
05/31/1989	11,764	11,929
06/30/1989	12,154	12,292
07/31/1989	12,404	12,554
08/31/1989	12,183	12,368
09/30/1989	12,237	12,431
10/31/1989	12,523	12,737
11/30/1989	12,626	12,858
12/31/1989	12,644	12,893
01/31/1990	12,425	12,740
02/28/1990	12,451	12,781
03/31/1990	12,434	12,790
04/30/1990	12,251	12,673
05/31/1990	12,645	13,048
06/30/1990	12,851	13,258
07/31/1990	13,053	13,441
08/31/1990	12,840	13,261
09/30/1990	12,846	13,371
10/31/1990	13,016	13,541
11/30/1990	13,337	13,832
12/31/1990	13,563	14,048
01/31/1991	13,691	14,222
02/28/1991	13,874	14,343
03/31/1991	14,042	14,442
04/30/1991	14,264	14,598
05/31/1991	14,362	14,684
06/30/1991	14,377	14,676
07/31/1991	14,575	14,880
08/31/1991	14,961	15,202
09/30/1991	15,307	15,510
10/31/1991	15,456	15,682
11/30/1991	15,581	15,826
12/31/1991	16,103	16,296
01/31/1992	15,961	16,074
02/29/1992	16,092	16,179
03/31/1992	16,021	16,088
04/30/1992	16,096	16,204
05/31/1992	16,420	16,510
06/30/1992	16,619	16,737
07/31/1992	17,016	17,078
08/31/1992	17,150	17,251
09/30/1992	17,411	17,456
10/31/1992	17,249	17,224
11/30/1992	17,252	17,228
12/31/1992	17,544	17,502
01/31/1993	17,858	17,838
02/28/1993	18,246	18,150
03/31/1993	18,340	18,226
04/30/1993	18,491	18,353
05/31/1993	18,522	18,376
06/30/1993	18,915	18,709
07/31/1993	19,019	18,815
08/31/1993	19,441	19,145
09/30/1993	19,509	19,197
10/31/1993	19,636	19,269
11/30/1993	19,453	19,105
12/31/1993	19,603	19,209
01/31/1994	19,829	19,468
02/28/1994	19,464	19,130
03/31/1994	19,041	18,658
04/30/1994	18,843	18,509
05/31/1994	18,744	18,507
06/30/1994	18,663	18,466
07/31/1994	19,034	18,832
08/31/1994	19,078	18,856
09/30/1994	18,826	18,578
10/31/1994	18,792	18,562
11/30/1994	18,785	18,521
12/31/1994	18,768	18,648
01/31/1995	19,093	19,017
02/28/1995	19,530	19,470
03/31/1995	19,704	19,589
04/30/1995	20,039	19,863
05/31/1995	20,660	20,631
06/30/1995	20,635	20,783
07/31/1995	20,635	20,736
08/31/1995	20,940	20,986
09/30/1995	21,190	21,191
10/31/1995	21,499	21,466
11/30/1995	21,953	21,788
12/31/1995	22,317	22,094
01/31/1996	22,487	22,240
02/29/1996	21,925	21,854
03/31/1996	21,740	21,702
04/30/1996	21,638	21,580
05/31/1996	21,567	21,536
06/30/1996	21,899	21,825
07/31/1996	21,943	21,885
08/31/1996	21,910	21,848
09/30/1996	22,401	22,229
10/31/1996	22,970	22,721
11/30/1996	23,500	23,111
12/31/1996	23,195	22,896
01/31/1997	23,267	22,966
02/28/1997	23,306	23,023
03/31/1997	23,010	22,768
04/30/1997	23,413	23,109
05/31/1997	23,640	23,327
06/30/1997	23,905	23,604
07/31/1997	24,560	24,240
08/31/1997	24,334	24,034
09/30/1997	24,713	24,388
10/31/1997	24,995	24,742
11/30/1997	25,095	24,856
12/31/1997	25,374	25,106
01/31/1998	25,752	25,428
02/28/1998	25,667	25,408
03/31/1998	25,738	25,497
04/30/1998	25,826	25,630
05/31/1998	26,110	25,873
06/30/1998	26,350	26,092
07/31/1998	26,424	26,148
08/31/1998	26,828	26,573
09/30/1998	27,617	27,196
10/31/1998	27,418	27,052
11/30/1998	27,506	27,205
12/31/1998	27,660	27,287
01/31/1999	27,809	27,482
02/28/1999	27,281	27,002
03/31/1999	27,499	27,152
04/30/1999	27,620	27,238
05/31/1999	27,305	26,999
06/30/1999	27,245	26,913
07/31/1999	27,128	26,799
08/31/1999	27,134	26,785
09/30/1999	27,421	27,096
10/31/1999	27,498	27,196
11/30/1999	27,548	27,194
12/31/1999	27,388	27,063
01/31/2000	27,232	26,974
02/29/2000	27,550	27,300
03/31/2000	27,941	27,660
04/30/2000	27,849	27,581
05/31/2000	27,827	27,568
06/30/2000	28,400	28,142
07/31/2000	28,644	28,397
08/31/2000	29,077	28,809
09/30/2000	29,161	28,990
10/31/2000	29,328	29,182
11/30/2000	29,885	29,659
12/31/2000	30,476	30,209
01/31/2001	30,903	30,703
02/28/2001	31,184	30,971
03/31/2001	31,290	31,126
04/30/2001	30,984	30,997
05/31/2001	31,086	31,184
06/30/2001	31,154	31,302
07/31/2001	32,214	32,001
08/31/2001	32,594	32,368
09/30/2001	33,115	32,745
10/31/2001	33,804	33,430
11/30/2001	33,304	32,969
12/31/2001	33,134	32,760
01/31/2002	33,525	33,025
02/28/2002	33,977	33,345
03/31/2002	33,291	32,791
04/30/2002	34,014	33,426
05/31/2002	34,269	33,710
06/30/2002	34,337	34,002
07/31/2002	34,509	34,412
08/31/2002	35,068	34,994
09/30/2002	35,450	35,560
10/31/2002	35,429	35,398
11/30/2002	35,542	35,389
12/31/2002	36,253	36,120
01/31/2003	36,391	36,150
02/28/2003	36,886	36,651
03/31/2003	36,941	36,622
04/30/2003	37,336	36,925
05/31/2003	37,941	37,613
06/30/2003	37,907	37,538
07/31/2003	36,463	36,276
08/31/2003	36,751	36,517
09/30/2003	37,769	37,484
10/31/2003	37,497	37,134
11/30/2003	37,564	37,223
12/31/2003	37,985	37,602
01/31/2004	38,217	37,904
02/29/2004	38,641	38,314
03/31/2004	38,939	38,602
04/30/2004	38,024	37,597
05/31/2004	37,868	37,447
06/30/2004	38,023	37,658
07/31/2004	38,407	38,032
08/31/2004	39,144	38,757
09/30/2004	39,187	38,862
10/31/2004	39,560	39,188
11/30/2004	39,401	38,875
12/31/2004	39,654	39,233
01/31/2005	39,749	39,479
02/28/2005	39,578	39,247
03/31/2005	39,463	39,045

Sector Breakdown*

Short-Term Instruments	52.0%
U.S. Government Agencies	26.5%
U.S. Treasury Obligations	7.8%
Foreign Currency Denominated Issues	4.4%
Corporate Bonds and Notes	3.4%
Other	5.9%

*	% of Total Investments as of March 31, 2005

12  PIMCO Funds Annual Report  |  03.31.05

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
AUSTRALIA (j) 0.2%

Commonwealth of Australia
8.750% due 08/15/2008	A$	600	$507
Crusade Global Trust
3.124% due 05/15/2021 (a)		$885	885
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (a)		471	462
Medallion Trust
2.850% due 07/12/2031 (a)		1,241	1,235
Torrens Trust
3.070% due 07/15/2031 (a)		529	529

Total Australia (Cost $3,597)			3,618

AUSTRIA (j) 1.0%

Republic of Austria
5.000% due 07/15/2012	EC	12,700	18,159

Total Austria (Cost $13,943)			18,159

BELGIUM (j) 0.9%

Kingdom of Belgium
6.250% due 03/28/2007	EC	1,400	1,945
7.500% due 07/29/2008		10,500	15,630

Total Belgium (Cost $11,748)			17,575

BRAZIL (j) 0.6%

Republic of Brazil
3.125% due 04/15/2009 (a)		$5,983	5,856
3.125% due 04/15/2012 (a)		441	417
8.000% due 04/15/2014		4,568	4,551

Total Brazil (Cost $10,716)			10,824

CANADA (j) 0.1%

Commonwealth of Canada
6.000% due 06/01/2011	C$	300	274
Rogers Wireless Communications, Inc.
7.625% due 12/15/2011		2,100	1,805

Total Canada (Cost $1,978)			2,079

CAYMAN ISLANDS (j) 0.6%

Mizuho Financial Group Cayman Ltd.
1.525% due 12/31/2049 (a)	JY	300,000	2,870
Pylon Ltd.
6.035% due 12/22/2008 (a)	EC	1,350	1,811
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)		$2,300	2,300
Residential Reinsurance Ltd.
7.810% due 12/01/2005 (a)		700	704
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	31,961	300
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		$3,900	3,907

Total Cayman Islands (Cost $11,778)			11,892

DENMARK (j) 0.1%

Nykredit Konvertible
6.000% due 10/01/2029	DK	7,507	1,361
Unikredit Realkredit
6.000% due 07/01/2029		6,910	1,252

Total Denmark (Cost $1,593)			2,613

FRANCE (j) 10.7%

Axa S.A.
3.750% due 01/01/2017	EC	828	1,431
Republic of France
7.250% due 04/25/2006		7,000	9,536
5.250% due 04/25/2008		47,000	65,367
4.000% due 04/25/2009		30,150	40,695
4.000% due 10/25/2009		30,070	40,659
4.000% due 04/25/2014		20,200	27,061
5.750% due 10/25/2032		10,300	16,910
4.750% due 04/25/2035		1,100	1,578
4.000% due 04/25/2055		600	757

Total France (Cost $159,887)			203,994

GERMANY (j) 25.3%

DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,941
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,308
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	603
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,958
Republic of Germany
2.500% due 03/23/2007		14,000	18,144
4.000% due 07/04/2009		2,900	3,915
5.375% due 01/04/2010		4,100	5,863
5.250% due 07/04/2010		33,300	47,654
5.250% due 01/04/2011		28,400	40,856
5.000% due 07/04/2011		100	143
5.000% due 01/04/2012		53,000	75,783
5.000% due 07/04/2012		300	430
4.500% due 01/04/2013		5	7
3.750% due 07/04/2013		19,900	26,315
4.250% due 01/04/2014		22,000	30,062
6.250% due 01/04/2024		7,600	12,769
6.500% due 07/04/2027		84,060	147,457
5.625% due 01/04/2028		11,630	18,527
6.250% due 01/04/2030		11,650	20,136
5.500% due 01/04/2031		5,700	9,024
4.750% due 07/04/2034		10,500	15,082

Total Germany (Cost $415,296)			482,977

IRELAND (j) 0.4%

Celtic Residential Irish Mortgage Securitisation
2.333% due 06/13/2035 (a)	EC	2,378	3,079
Emerald Mortgages PLC
2.362% due 10/22/2035 (a)		614	798
2.362% due 04/30/2028 (a)		2,470	3,199

Total Ireland (Cost $5,730)			7,076

ITALY (j) 1.0%

First Italian Auto Transaction
2.435% due 07/01/2008 (a)	EC	405	510
Republic of Italy
7.750% due 11/01/2006		5,700	7,996
5.500% due 11/01/2010		1,700	2,465
5.250% due 08/01/2011		3,400	4,900
Siena Mortgage SpA
2.424% due 02/28/2037 (a)		1,226	1,597
Upgrade SpA
2.414% due 12/31/2035 (a)		1,000	1,298

Total Italy (Cost $16,373)			18,766

JAPAN (j) 10.0%

Government of Japan
0.700% due 09/20/2008	JY	2,980,000	28,168
1.400% due 09/20/2011		2,960,000	28,709
1.300% due 09/20/2012		380,000	3,634
1.600% due 09/20/2013		8,640,000	83,737
1.500% due 03/20/2014		1,790,000	17,131
1.900% due 09/20/2022		840,000	7,966
2.400% due 06/20/2024		822,000	8,280
2.300% due 05/20/2030		1,241,100	11,869
Xerox Credit Corp.
1.500% due 06/06/2005		100,000	931

Total Japan (Cost $183,542)			190,425

LUXEMBOURG 0.0%

Tyco International Group S.A.
6.750% due 02/15/2011		$8	9

Total Luxembourg (Cost $8)			9

MEXICO 0.1%

Pemex Project Funding Master Trust
9.375% due 12/02/2008		$1,290	1,462

Total Mexico (Cost $1,294)			1,462

NETHERLANDS (j) 1.3%

Delphinus BV
2.423% due 04/25/2093 (a)	EC	1,500	1,962
Dutch Mortgage-Backed Securities BV
2.438% due 10/02/2079 (a)		3,000	3,839
2.385% due 11/20/2035 (a)		1,738	2,269
Holland Euro-Denominated Mortgage-Backed Series
2.414% due 04/18/2012 (a)		1,643	2,140
Kingdom of Netherlands
6.000% due 01/15/2006		12,000	16,004

Total Netherlands (Cost $21,191)			26,214

NEW ZEALAND (j) 0.2%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	5,130	4,697

Total New Zealand (Cost $3,138)			4,697

PANAMA 0.1%

Republic of Panama
8.250% due 04/22/2008		$2,000	2,140

Total Panama (Cost $2,175)			2,140

PERU 0.1%

Republic of Peru
9.125% due 01/15/2008		$2,400	2,628

Total Peru (Cost $2,647)			2,628

RUSSIA 0.6%

Russian Federation
8.750% due 07/24/2005		$5,000	5,083
10.000% due 06/26/2007		1,630	1,797
8.250% due 03/31/2010 (a)		400	432
5.000% due 03/31/2030 (a)		2,500	2,564

Total Russia (Cost $9,987)			9,876

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  13

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

	Principal Amount (000s)		Value (000s)
SOUTH AFRICA 0.1%

Republic of South Africa
8.375% due 10/17/2006		$2,480	$2,617

Total South Africa (Cost $2,687)			2,617

SPAIN (j) 5.0%

Caja Madrid
2.136% due 05/30/2006 (a)	EC	2,600	3,369
Hipotebansa Mortgage Securitization Fund
2.263% due 07/18/2022 (a)		1,689	2,147
Hipotebansa V
2.284% due 01/18/2018 (a)		1,354	1,726
Kingdom of Spain
5.150% due 07/30/2009		37,730	53,233
5.350% due 10/31/2011		11,100	16,134
5.750% due 07/30/2032		8,800	14,445
4.200% due 01/31/2037		2,300	3,015

Total Spain (Cost $72,635)			94,069

TUNISIA 0.0%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$275	293
7.375% due 04/25/2012		500	556

Total Tunisia (Cost $875)			849

UNITED KINGDOM (j) 9.5%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	3,672	4,773
Dolerite Funding PLC
3.130% due 08/20/2032 (a)		$1,527	1,527
Haus Ltd.
2.399% due 12/14/2037 (a)	EC	6,071	7,712
Lloyds TSB Capital I
7.375% due 02/07/2049		500	786
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		167	212
SRM Investment Ltd.
2.356% due 08/26/2034 (a)		458	596
United Kingdom Gilt
5.000% due 03/07/2008	BP	16,800	32,051
5.000% due 03/07/2012		28,060	54,053
8.000% due 09/27/2013		14,100	32,747
5.000% due 09/07/2014		12,900	24,975
4.750% due 09/07/2015		11,400	21,655

Total United Kingdom (Cost $174,343)			181,087

UNITED STATES (j) 17.8%

Asset-Backed Securities 1.4%

Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)		$230	231
3.260% due 03/25/2033 (a)		272	274
3.410% due 06/25/2034 (a)		4,307	4,322
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)		53	53
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.790% due 06/25/2029 (a)		1,037	1,038
Argent Securities, Inc.
2.960% due 04/25/2034 (a)		564	565
Bear Stearns Asset-Backed Securities, Inc.
3.180% due 10/25/2032 (a)		151	151
3.250% due 10/25/2032 (a)		413	415
CDC Mortgage Capital Trust
3.140% due 08/25/2032 (a)		35	35
2.970% due 07/26/2034 (a)		1,675	1,676
Citifinancial Mortgage Securities, Inc.
3.160% due 05/25/2033 (a)		867	868
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		150	150
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)		637	637
3.010% due 08/25/2023 (a)		200	200
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		216	218
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)		46	46
First Alliance Mortgage Loan Trust
3.080% due 12/20/2027 (a)		40	40
Home Equity Asset Trust
3.260% due 03/25/2033 (a)		281	282
3.000% due 08/25/2034 (a)		1,627	1,628
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)		890	894
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		1,581	1,590
Mesa Trust Asset-Backed Certificates
3.250% due 11/25/2031 (a)		1,306	1,309
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.000% due 11/25/2034 (a)		4,293	4,296
Navistar Financial Corp. Owner Trust
1.690% due 09/15/2006 (a)		1,448	1,445
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		18	18
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)		111	111
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		386	387
Residential Asset Mortgage Products, Inc.
2.950% due 04/25/2025 (a)		722	722
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		62	62
3.100% due 07/25/2032 (a)		1,982	1,987
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		66	66

			25,716

Convertible Bonds & Notes 0.1%

Nextel Communications, Inc.
5.250% due 01/15/2010		1,500	1,545

Corporate Bonds & Notes 2.4%

Caesars Entertainment, Inc.
7.875% due 12/15/2005		500	512
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)		2,000	1,999
Ford Motor Credit Co.
7.600% due 08/01/2005		2,800	2,829
3.750% due 11/16/2006 (a)		5,100	5,050
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,903
General Motors Acceptance Corp.
3.695% due 05/18/2006 (a)		$4,700	4,600
J.P. Morgan Chase & Co., Inc.
7.150% due 02/15/2012 (a)		4,670	4,867
MetLife, Inc.
3.911% due 05/15/2005		900	901
Mizuho JGB Investment LLC
9.870% due 06/30/2049 (a)		500	570
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		2,100	2,334
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)		15,100	15,055
Pemex Project Funding Master Trust
8.850% due 09/15/2007		1,040	1,135
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049 (a)		910	1,039
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	776

			46,570

Mortgage-Backed Securities 2.0%

Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,153
CS First Boston Mortgage Securities Corp.
5.729% due 05/25/2032 (a)		187	189
3.400% due 08/25/2033 (a)		2,271	2,249
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,160
Impac CMB Trust
3.250% due 07/25/2033 (a)		428	428
JP Morgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035 (a)		10,100	10,964
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		783	805
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)		48	48
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)		903	903
Washington Mutual Mortgage Securities Corp.
5.131% due 10/25/2032 (a)		987	998
3.120% due 12/25/2027 (a)		7,898	7,895
3.387% due 12/25/2040 (a)		504	501
2.997% due 12/25/2044 (a)		5,434	5,446
3.433% due 02/27/2034 (a)		2,169	2,161

			37,900

Municipal Bonds & Notes 2.5%

California State Economic Recovery GeneralObligation Bonds, Series 2004
5.250% due 01/01/2011		3,000	3,271
5.250% due 07/01/2013		3,500	3,848
California State Polytechnic University Revenue Bonds, Series 1972
5.000% due 07/01/2012		3,900	4,224
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		2,400	2,464
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031		300	306
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		1,500	1,531
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		200	217
De Kalb County, Georgia Water & SewageRevenue Bonds, Series 2003
5.000% due 10/01/2035		1,500	1,543
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2004
5.000% due 07/01/2010		5,100	5,486
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012		200	226
District of Columbia Tobacco Settlement Financing Corp.Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	1,159
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		820	828

14  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

		Principal Amount (000s)	Value (000s)
Hawaii State General Obligation Bonds, (FGIC Insured), Series 2001
5.500% due 08/01/2011		$1,300	$1,444
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014		300	342
Indiana State Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028		2,000	2,061
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2001-B
5.300% due 06/01/2025		3,105	2,887
5.600% due 06/01/2035		400	378
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011		800	874
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014		3,300	3,591
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036		200	206
Lower Colorado River Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2028		410	422
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036		530	546
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013		400	443
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010		310	330
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034		625	641
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2002
5.250% due 08/01/2011		2,000	2,198
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.250% due 06/01/2013		3,500	3,698
5.500% due 06/01/2014		300	324
5.500% due 06/01/2017		600	650
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016		995	1,083
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		200	205

			47,426

		Shares

Preferred Security 0.4%

DG Funding Trust
3.360% due 12/29/2049 (a)		640	6,848

Preferred Stock 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,248	2,014

		Principal Amount (000s)

U.S. Government Agencies 4.8%

Fannie Mae
2.970% due 03/25/2034 (a)		$1,565	1,567
3.854% due 08/01/2023 (a)		330	339
4.165% due 11/01/2022 (a)		57	59
4.575% due 01/01/2023 (a)		66	68
4.894% due 12/01/2030 (a)		138	141
5.000% due 08/01/2033-05/12/2035 (c)		33,380	32,675
5.500% due 05/01/2034		275	276
5.755% due 04/01/2032 (a)		261	265
6.500% due 02/01/2026-11/01/2034 (c)		3,411	3,546
Federal Home Loan Bank
5.660% due 04/26/2006		1,200	1,224
5.665% due 03/22/2006		3,200	3,259
Freddie Mac
3.316% due 06/01/2022 (a)		453	473
9.050% due 06/15/2019		11	11
Government National Mortgage Association
3.375% due 05/20/2022-05/20/2030 (a)(c)		4,158	4,219
3.750% due 07/20/2022-08/20/2027 (a)(c)		1,351	1,368
4.125% due 11/20/2021-11/20/2030 (a)(c)		573	583
Small Business Administration
5.980% due 11/01/2022		7,048	7,371
6.344% due 08/10/2011		4,000	4,174
6.640% due 02/10/2011		2,614	2,746
Tennessee Valley Authority
4.875% due 12/15/2016		16,050	16,649
5.880% due 04/01/2036		8,145	9,060
5.980% due 04/01/2036		1,855	2,075

			92,148

U.S. Treasury Obligations 4.1%

Treasury Inflation Protected Securities (b)
3.500% due 01/15/2011		17,420	19,466
3.000% due 07/15/2012		9,333	10,275
1.875% due 07/15/2013		519	528
2.000% due 07/15/2014		8,902	9,096
1.625% due 01/15/2015		12,184	12,007
3.625% due 04/15/2028		1,167	1,535
U.S. Treasury Bonds
8.125% due 08/15/2019		10,400	13,995
7.875% due 02/15/2021		5,500	7,346
U.S. Treasury Notes
5.000% due 08/15/2011		1,700	1,767
4.875% due 02/15/2012		1,900	1,963

			77,978

Total United States (Cost $333,560)			338,145

		Notional Amount (000s)

PURCHASED CALL OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 5.750%** Exp. 04/27/2009		9,700	885

Total Purchased Call Options (Cost $502)			885

PURCHASED PUT OPTIONS 0.0%

30-Year Interest Rate Swap (OTC)
Strike @ 6.250%* Exp. 04/27/2009		$9,700	380

		# of Contracts

Eurodollar June Futures (CME)
Strike @ 93.750 Exp. 06/13/2005		473	3
Eurodollar September Futures (CME)
Strike @ 94.500 Exp. 09/19/2005		100	1
Strike @ 93.750 Exp. 09/19/2005		716	4

Total Purchased Put Options (Cost $689)			388

		Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 17.2%

Commercial Paper 12.7%

Fannie Mae
2.422% due 04/13/2005		$48,600	48,559
2.390% due 04/15/2005		17,300	17,284
2.580% due 04/27/2005		32,500	32,439
2.515% due 05/19/2005		14,600	14,551
2.485% due 05/25/2005		16,100	16,040
2.695% due 05/25/2005		200	199
2.645% due 06/01/2005		17,800	17,711
2.640% due 06/02/2005		500	497
2.660% due 06/06/2005		6,500	6,465
2.675% due 06/13/2005		8,300	8,250
2.710% due 06/14/2005		3,100	3,081
2.875% due 06/27/2005		800	794
2.990% due 08/08/2005		300	297
General Motors Acceptance Corp.
2.535% due 04/05/2005		2,400	2,399
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		22,400	22,400
UBS Finance, Inc.
2.830% due 04/01/2005		51,400	51,400

			242,366

Repurchase Agreements 1.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2026 valued at $14,311. Repurchase proceeds are $14,001.)		14,000	14,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $5,564. Repurchase proceeds are $5,450.)		5,450	5,450

			19,450

U.K. Treasury Bill 1.2%

1.010% due 04/11/2005	BP	12,000	22,648

U.S. Treasury Bills 2.3%

2.656% due 05/05/2005- 06/16/2005 (c)(d)(f)		$44,855	44,627

Total Short-Term Instruments (Cost $329,540)			329,091

Total Investments (e) 102.9% (Cost $1,791,452)			$1,964,155

Written Options (h) (0.1%) (Premiums $2,673)			(1,998)

Other Assets and Liabilities (Net) (2.8%)			(53,042)

Net Assets 100.0%			$1,909,115

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  15

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $23,876 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $59,106 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $12,051 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	97	$(16)
Eurodollar June Long Futures	06/2005	473	(843)
Eurodollar September Long Futures	09/2005	830	(2,092)
Euro-Bund 10-Year Note Long Futures	06/2005	1,346	1,740
Government of Japan 10-Year Note Long Futures	06/2005	208	3,318
U.S. Treasury 10-Year Note Long Futures	06/2005	2,908	(1,950)
U.S. Treasury 30-Year Bond Short Futures	06/2005	57	95

			$252

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index		Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.		6-month Australian Bank Bill	Pay	6.000%	06/15/2010	A$	64,150	$(731)
Citibank N.A.		6-month Australian Bank Bill	Receive	6.000%	06/15/2015		36,100	556
UBS Warburg LLC		6-month Australian Bank Bill	Pay	6.000%	06/15/2010		36,300	(490)
UBS Warburg LLC		6-month Australian Bank Bill	Receive	6.000%	06/15/2015		20,800	408
Barclays Bank PLC		6-month BP-LIBOR	Pay	5.000%	09/15/2010	BP	31,900	255
Barclays Bank PLC		6-month BP-LIBOR	Receive	5.000%	09/15/2015		17,700	(291)
Citibank N.A.		6-month BP-LIBOR	Pay	5.000%	09/15/2010		800	7
Citibank N.A.		6-month BP-LIBOR	Receive	5.000%	09/15/2015		400	(6)
Morgan Stanley Dean Witter & Co.		6-month BP-LIBOR	Pay	5.000%	09/15/2010		13,400	92
Morgan Stanley Dean Witter & Co.		6-month BP-LIBOR	Receive	5.000%	09/15/2015		7,500	(108)
UBS Warburg LLC		6-month BP-LIBOR	Pay	5.000%	09/15/2010		7,300	49
UBS Warburg LLC		6-month BP-LIBOR	Receive	5.000%	09/15/2015		4,100	(57)
J.P. Morgan Chase & Co.		3-month Canadian Bank Bill	Pay	5.500%	06/15/2035	C$	1,700	(20)
Merrill Lynch & Co., Inc.		3-month Canadian Bank Bill	Pay	5.000%	06/18/2008		18,000	(96)
Merrill Lynch & Co., Inc.		3-month Canadian Bank Bill	Receive	5.500%	12/16/2014		4,000	0
Barclays Bank PLC		6-month EC-LIBOR	Pay	4.000%	06/17/2010	EC	2,300	(6)
Barclays Bank PLC		6-month EC-LIBOR	Pay	4.500%	06/17/2015		9,000	1
Citibank N.A.		6-month EC-LIBOR	Receive	5.000%	06/17/2012		46,100	(327)
Citibank N.A.		6-month EC-LIBOR	Receive	4.000%	12/15/2014		29,480	(3,122)
J.P. Morgan Chase & Co.		6-month EC-LIBOR	Pay	4.000%	06/17/2010		4,800	24
J.P. Morgan Chase & Co.		6-month EC-LIBOR	Receive	5.000%	06/17/2012		29,500	(209)
J.P. Morgan Chase & Co.		6-month EC-LIBOR	Pay	6.000%	06/18/2034		4,100	296
Merrill Lynch & Co., Inc.		6-month EC-LIBOR	Pay	4.000%	06/17/2010		700	(2)
Merrill Lynch & Co., Inc.		6-month EC-LIBOR	Pay	4.500%	06/17/2015		13,500	(72)
Morgan Stanley Dean Witter & Co.		6-month EC-LIBOR	Pay	4.000%	06/17/2010		3,100	14
UBS Warburg LLC		6-month EC-LIBOR	Pay	4.000%	06/17/2010		85,200	2,846
UBS Warburg LLC		6-month EC-LIBOR	Receive	5.000%	12/15/2014		26,800	(3,216)
UBS Warburg LLC		6-month EC-LIBOR	Receive	4.000%	12/15/2014		75,000	(7,848)
Goldman Sachs & Co.	3-month H$	-HIBOR	Receive	5.550%	03/16/2006	H$	86,600	(188)
Goldman Sachs & Co.	3-month H$	-HIBOR	Receive	5.906%	07/11/2006		117,000	(591)
Goldman Sachs & Co.		6-month JY-LIBOR	Receive	1.300%	09/21/2011	JY	2,008,000	(491)
J.P. Morgan Chase & Co.		6-month JY-LIBOR	Receive	1.000%	06/24/2011		500,000	(121)
Lehman Brothers, Inc.		6-month JY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(2,134)
Morgan Stanley Dean Witter & Co.		6-month JY-LIBOR	Receive	0.390%	06/18/2007		525,000	0
Morgan Stanley Dean Witter & Co.		6-month JY-LIBOR	Pay	1.000%	03/20/2009		11,800,000	419
Morgan Stanley Dean Witter & Co.		6-month JY-LIBOR	Receive	2.000%	12/20/2013		5,250,000	(3,111)
Bank of America		3-month USD-LIBOR	Pay	3.000%	06/15/2006		$62,000	0
Bank of America		3-month USD-LIBOR	Receive	4.000%	06/15/2007		31,000	0
Bank of America		3-month USD-LIBOR	Receive	5.000%	06/15/2015		101,800	1,461
Barclays Bank PLC		3-month USD-LIBOR	Receive	6.000%	06/15/2025		12,600	118

16  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Counterparty	Floating Rate Index	Pay/Receive Floating Rate		Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive		5.000%	06/15/2015	$123,000	$1,544
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive		5.000%	06/15/2015	8,600	128
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay		3.000%	06/15/2006	284,000	(187)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		4.000%	06/15/2007	142,000	322
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		4.000%	06/15/2010	45,000	706
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		5.000%	06/15/2012	64,100	606
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay		5.500%	12/16/2014	3,500	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		5.000%	06/15/2015	29,100	412
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive		6.000%	06/15/2025	3,600	34
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Receive		5.000%	06/15/2015	37,400	557
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive		5.000%	06/15/2015	56,300	839
Wachovia Bank N.A.	3-month USD-LIBOR	Receive		5.000%	06/15/2015	33,400	584

							$(11,146)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection		Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell		0.625%	05/20/2005	$1,700	$5

(h) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury Note May Futures		$107.000		04/22/2005	608	$83	$38
Call - CBOT U.S. Treasury Note June Futures		113.000		05/20/2005	148	85	5
Put - CBOT U.S. Treasury Bond June Futures		108.000		05/20/2005	1,026	600	369
Put - CBOT U.S. Treasury Note June Futures		108.000		05/20/2005	29	8	12

						$776	$424

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.550	%**	05/20/2005	$2,400	$16	$6
Call - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	16,000	6	5
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	16,000	11	38
Put - OTC Dow Jones CDX N.A. IG3 Index Credit Default Swap	Merrill Lynch & Co., Inc.	0.500	%*	06/20/2005	3,000	3	4
Call - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%**	08/04/2005	4,100	145	211
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.750	%*	08/04/2005	4,100	212	6
Call - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%**	08/04/2005	13,600	585	701
Put - OTC 7-Year Interest Rate Swap	Lehman Brothers, Inc.	5.750	%*	08/04/2005	13,600	584	19
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	10,000	297	554
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	4.375	%**	12/15/2006	2,900	38	30

						$1,897	$1,574

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(i)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.500	04/13/2035	$64,000	$64,100	$64,220
U.S. Treasury Note	3.000	02/15/2009	161,100	154,977	155,511
U.S. Treasury Note	5.500	05/15/2009	13,500	14,226	14,276
U.S. Treasury Note	3.625	05/15/2013	46,400	44,054	44,231

				$277,357	$278,238

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  17

Schedule of Investments (Cont.)

Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2005

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	A$	806	04/2005	$20	$0	$20
Sell	BP	64,066	04/2005	1,779	(22)	1,757
Buy	BR	3,434	04/2005	50	0	50
Buy		892	05/2005	0	(8)	(8)
Sell	C$	3,206	04/2005	10	0	10
Buy	CP	294,925	06/2005	4	0	4
Buy		75,184	08/2005	0	(1)	(1)
Buy	DK	3,578	06/2005	0	(14)	(14)
Sell		19,320	06/2005	77	0	77
Buy	EC	12,220	04/2005	20	(67)	(47)
Sell		690,510	04/2005	25,966	(22)	25,944
Buy	H$	8,907	04/2005	0	(2)	(2)
Buy	JY	109,551	04/2005	0	(21)	(21)
Sell		16,779,663	04/2005	4,302	0	4,302
Buy	KW	354,105	04/2005	6	0	6
Buy		349,400	05/2005	4	0	4
Buy		1,027,000	06/2005	0	(15)	(15)
Buy	MP	4,400	05/2005	0	(2)	(2)
Buy		3,061	06/2005	2	0	2
Sell	N$	5,468	04/2005	131	0	131
Buy	PN	1,194	05/2005	0	0	0
Buy		1,859	06/2005	0	0	0
Buy	PZ	1,724	05/2005	0	(13)	(13)
Buy		1,730	06/2005	0	(9)	(9)
Buy	RR	9,643	04/2005	3	0	3
Buy		12,830	05/2005	0	0	0
Buy	S$	483	04/2005	0	(4)	(4)
Buy		595	05/2005	0	(2)	(2)
Buy	SV	19,886	05/2005	0	(17)	(17)
Buy	T$	14,910	05/2005	0	0	0
Buy		10,287	06/2005	0	(13)	(13)

				$32,374	$(232)	$32,142

18  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 4.4%

Alderwoods Group, Inc.
4.850% due 08/07/2008 (a)	$61	$62
4.540% due 09/17/2008 (a)	344	349
5.080% due 09/17/2008 (a)	182	185
5.296% due 09/17/2008 (a)	172	175
Ardent Health Services, Inc.
5.250% due 08/15/2011	4,478	4,487
Boise Cascade Corp.
4.844% due 10/29/2011 (a)	5,566	5,677
Borden Chemical, Inc.
5.000% due 09/08/2005	22,300	22,227
Celanese Corp.
5.000% due 01/11/2011	4,000	4,089
Centennial Cellular Operating Co LLC
5.000% due 02/09/2011	5,445	5,550
Centennial Communications
4.920% due 01/20/2011 (a)	2,172	2,214
5.140% due 01/20/2011 (a)	127	129
5.380% due 01/20/2011 (a)	167	170
5.630% due 02/09/2011 (a)	1,504	1,533
Charter Communications Holdings LLC
5.730% due 04/26/2010	3,000	3,010
5.980% due 04/26/2011 (a)	5,829	5,865
Dynegy Holdings, Inc.
6.720% due 05/10/2010 (a)	5,459	5,580
El Paso Corp.
4.600% due 12/31/2006 (a)	5,000	4,953
2.300% due 11/22/2009 (a)	14,250	14,446
5.625% due 11/22/2009 (a)	18,580	18,865
Federal-Mogul Corp.
5.000% due 12/08/2011 (a)	6,975	7,005
General Growth Properties
4.840% due 11/12/2007 (a)	10,987	11,096
4.840% due 11/12/2008 (a)	14,959	15,228
GoodYear Tire
6.790% due 09/30/2007 (a)	10,750	10,841
Graham Packaging Co. LP
5.625% due 09/15/2011	105	107
4.850% due 10/07/2011	3,745	3,827
Graham Packaging Co., Inc.
4.563% due 09/15/2011 (a)	10,115	10,335
Headwaters, Inc.
5.920% due 04/30/2011 (a)	12,953	13,150
10.000% due 04/30/2011 (a)	167	169
Intelsat Ltd.
5.000% due 07/28/2011	3,000	3,048
Invensys PLC
6.091% due 09/30/2009 (a)	2,471	2,518
7.341% due 12/30/2009 (a)	8,000	8,240
ISP Holdings, Inc.
4.688% due 06/04/2011 (a)	2,710	2,745
4.875% due 06/04/2011 (a)	1,178	1,194
Jefferson Smurfit Corp.
2.100% due 11/01/2010	611	624
4.750% due 11/01/2010	1,503	1,533
4.938% due 11/01/2010	1,503	1,533
4.688% due 11/01/2011	2,380	2,428
4.938% due 11/01/2011	1,002	1,023
Nalco Co.
4.850% due 11/01/2010 (a)	1,702	1,738
4.920% due 11/01/2010 (a)	1,502	1,533
5.050% due 11/01/2010 (a)	2,207	2,253
NRG Energy, Inc.
4.000% due 12/08/2007 (a)	2,500	2,542
4.325% due 12/24/2011 (a)	2,188	2,224
4.515% due 12/24/2011 (a)	2,805	2,853
PanAmSat Corp.
5.090% due 08/20/2009 (a)	1,732	1,745
7.000% due 08/20/2009 (a)	1,396	1,407
Qwest Corp.
7.390% due 06/30/2007 (a)	31,200	32,324
6.950% due 06/05/2010 (a)	8,500	8,650
Reliant Resources, Inc.
5.225% due 12/22/2010	1,462	1,481
6.089% due 12/22/2010 (a)	17,538	17,775
RH Donnelley, Inc.
4.310% due 06/30/2011	136	139
4.360% due 06/30/2011	409	417
4.700% due 06/30/2011	546	556
4.760% due 06/30/2011	682	695
4.780% due 06/30/2011	409	417
4.800% due 06/30/2011	136	139
4.810% due 06/30/2011	546	556
4.840% due 06/30/2011	136	139
4.850% due 06/30/2011	920	937
Warner Chilcott Co., Inc.
5.340% due 01/18/2012 (a)	8,537	8,637
Warner Chilcott Corp.
5.340% due 01/18/2012 (a)	3,440	3,480
Warner ChilCott Holdings Co. III Ltd.
5.340% due 01/18/2012 (a)	1,589	1,608

Total Bank Loan Obligations (Cost $286,760)		290,455

CORPORATE BONDS & NOTES 75.7%

Banking & Finance 8.0%

AES Red Oak LLC
8.540% due 11/30/2019	11,096	12,483
Affinia Group, Inc.
9.000% due 11/30/2014	4,800	4,464
Arvin Capital I
9.500% due 02/01/2027	1,500	1,567
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	24,629	28,200
Beaver Valley Funding Corp.
9.000% due 06/01/2017	9,382	10,977
Bluewater Finance Ltd.
10.250% due 02/15/2012	40,590	44,243
Bombardier Capital, Inc.
7.090% due 03/30/2007 (l)	21,000	21,157
Borden US Finance Corp.
7.410% due 07/15/2010 (a)	1,900	1,976
9.000% due 07/15/2014	3,600	3,906
Bowater Canada Finance
7.950% due 11/15/2011	12,150	12,666
Cedar Brakes II LLC
9.875% due 09/01/2013	17,100	20,294
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	50	53
Credit & Repackaged Securities Ltd.
10.120% due 10/30/2006	9,250	9,876
8.900% due 04/01/2007	5,000	5,278
Eircom Funding
8.250% due 08/15/2013	2,650	2,895
Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	11,288
Isles CBO Ltd.
2.975% due 10/27/2010 (a)	1,614	1,418
JET Equipment Trust
9.410% due 06/15/2010 (b)	1,172	747
10.000% due 06/15/2012 (b)	8,680	5,533
7.630% due 08/15/2012 (b)	3,786	2,277
JSG Funding PLC
9.625% due 10/01/2012	34,546	37,310
K&F Acquisition, Inc.
7.750% due 11/15/2014	8,100	7,897
Kraton Polymers LLC
8.125% due 01/15/2014	12,200	11,620
La Quinta Properties, Inc.
8.875% due 03/15/2011	3,655	3,966
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	31,110	29,943
7.250% due 02/15/2011	80,510	75,478
7.750% due 02/15/2031	5,730	4,870
Refco Finance Holdings LLC
9.000% due 08/01/2012	17,295	18,419
Riggs Capital Trust
8.625% due 12/31/2026 (b)	12,645	14,226
Riggs National Corp.
9.650% due 06/15/2009	2,605	3,035
Rotech Healthcare, Inc.
9.500% due 04/01/2012	46,437	50,152
Salton SEA Funding
7.370% due 05/30/2005	2,280	2,304
Sets Trust
8.850% due 04/02/2007	5,000	5,274
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	6,700	6,968
UGS Corp.
10.000% due 06/01/2012	7,625	8,464
Universal City Development Partners
11.750% due 04/01/2010	20,865	23,890
Ventas Capital Corp.
8.750% due 05/01/2009	17,040	18,616

		523,730

Industrials 51.4%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	2,290	2,313
6.950% due 04/01/2008	6,565	6,499
5.250% due 06/20/2008	5,750	5,405
8.550% due 08/01/2010	4,710	4,804
6.000% due 06/20/2013	31,401	27,319
8.375% due 04/01/2015	3,430	3,353
8.850% due 08/01/2030	13,743	12,953
AES Ironwood LLC
8.857% due 11/30/2025	50,636	57,472
Ahold Finance USA, Inc.
8.250% due 07/15/2010	27,945	30,809
Alderwoods Group, Inc.
7.750% due 09/15/2012	3,050	3,134
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,649	7,945
8.500% due 12/01/2008	8,880	9,146
6.500% due 11/15/2010	26,280	25,623
9.250% due 09/01/2012	11,525	12,389
7.875% due 04/15/2013	15,320	15,358
7.250% due 03/15/2015	11,325	10,815
American Media Operations, Inc.
10.250% due 05/01/2009	35,954	37,212
American Towers, Inc.
7.250% due 12/01/2011	2,395	2,485
AmeriGas Partners LP
10.000% due 04/15/2006	200	211
8.830% due 04/19/2010	14,524	15,324
8.875% due 05/20/2011	7,965	8,483
Arco Chemical Co.
10.250% due 11/01/2010	1,627	1,855
Argo-Tech Corp.
9.250% due 06/01/2011	50	54
Armor Holdings, Inc.
8.250% due 08/15/2013	115	124
ArvinMeritor, Inc.
8.750% due 03/01/2012	26,805	28,011
Aviall, Inc.
7.625% due 07/01/2011	13,595	14,207
Boise Cascade LLC
5.535% due 10/15/2012 (a)	2,500	2,562
7.125% due 10/15/2014	2,760	2,808
Bowater, Inc.
9.500% due 10/15/2012	3,800	4,265
Boyd Gaming Corp.
7.750% due 12/15/2012	14,622	15,390

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  19

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Buhrmann US, Inc.
7.875% due 03/01/2015	$1,600	$1,562
Cablevision Systems Corp.
6.669% due 04/01/2009 (a)	9,550	10,171
8.000% due 04/15/2012	13,560	14,001
CanWest Media, Inc.
10.625% due 05/15/2011	14,265	15,620
8.000% due 09/15/2012	26,083	27,583
CCO Holdings LLC
8.750% due 11/15/2013	27,605	27,743
Cenveo Corp.
9.625% due 03/15/2012	16,800	17,976
Charter Communications Holdings LLC
9.625% due 11/15/2009	18,307	14,417
8.000% due 04/30/2012	10,030	10,030
Charter Communications Operating LLC
8.375% due 04/30/2014	7,110	7,181
Chesapeake Energy Corp.
8.125% due 04/01/2011	2,956	3,148
7.500% due 09/15/2013	1,400	1,484
7.500% due 06/15/2014	19,570	20,793
7.000% due 08/15/2014	9,025	9,341
6.375% due 06/15/2015	125	124
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	7,100	7,065
Colorado Interstate Gas Co.
6.850% due 06/15/2037	7,400	7,546
Commonwealth Brands, Inc.
9.750% due 04/15/2008	12,435	13,368
10.625% due 09/01/2008	14,940	16,061
Community Health Systems, Inc.
10.228% due 10/19/2006	4,000	4,272
10.000% due 03/13/2007	3,500	3,781
Continental Airlines, Inc.
7.461% due 04/01/2015	2,904	2,730
7.373% due 12/15/2015	1,033	865
6.545% due 02/02/2019	6,998	6,827
7.566% due 03/15/2020	3,061	2,576
Crown European Holdings S.A.
9.500% due 03/01/2011	31,550	34,784
10.875% due 03/01/2013	9,570	11,149
CSC Holdings, Inc.
7.875% due 12/15/2007	200	209
7.250% due 07/15/2008	1,550	1,597
8.125% due 07/15/2009	13,865	14,697
8.125% due 08/15/2009	11,640	12,338
7.625% due 04/01/2011	54,023	56,454
6.750% due 04/15/2012	13,400	13,367
DaVita, Inc.
6.625% due 03/15/2013	13,040	12,975
7.250% due 03/15/2015	21,200	20,882
Delphi Corp.
6.500% due 05/01/2009	8,930	8,040
6.500% due 08/15/2013	5,950	4,898
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,173	8,798
7.570% due 11/18/2010	5,600	5,223
Dex Media West LLC
8.500% due 08/15/2010	26,245	28,148
9.875% due 08/15/2013	39,024	43,707
DirecTV Holdings LLC
8.375% due 03/15/2013	42,505	46,224
Dobson Communications Corp.
8.875% due 10/01/2013	7,375	5,826
Donohue Forest Products
7.625% due 05/15/2007	4,000	4,040
Dresser, Inc.
9.375% due 04/15/2011	43,890	46,743
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	8,390	8,432
Dura Operating Corp.
8.625% due 04/15/2012	22,395	20,771
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	32,700	32,128
7.670% due 11/08/2016	34,790	31,572
Dynegy Holdings, Inc.
9.160% due 07/15/2008 (a)	2,500	2,694
9.875% due 07/15/2010	4,850	5,220
Echostar DBS Corp.
5.750% due 10/01/2008	28,775	28,487
5.810% due 10/01/2008 (a)	8,450	8,693
6.625% due 10/01/2014	2,800	2,720
El Paso CGP Co.
6.500% due 06/01/2008	10,025	9,875
7.625% due 09/01/2008	13,426	13,527
6.375% due 02/01/2009	5,250	5,066
7.750% due 06/15/2010	2,040	2,050
9.625% due 05/15/2012	2,800	3,066
6.950% due 06/01/2028	5,375	4,703
El Paso Corp.
6.750% due 05/15/2009	8,525	8,355
7.000% due 05/15/2011	3,800	3,667
7.875% due 06/15/2012	2,605	2,605
7.375% due 12/15/2012	21,905	21,303
7.800% due 08/01/2031	27,520	26,006
El Paso Production Holding Co.
7.750% due 06/01/2013	13,995	14,240
Encore Acquisition Co.
6.250% due 04/15/2014	5,825	5,854
Equistar Chemicals LP
10.125% due 09/01/2008	16,315	18,110
8.750% due 02/15/2009	28,475	30,682
Exco Resources, Inc.
7.250% due 01/15/2011	3,980	4,060
Exide Technologies
10.500% due 03/15/2013	7,825	7,512
Extendicare Health Services, Inc.
9.500% due 07/01/2010	5,240	5,757
Ferrellgas Partners LP
6.990% due 08/01/2005 (l)	7,000	7,058
7.080% due 08/01/2006 (l)	5,000	5,081
8.780% due 08/01/2007 (l)	14,000	14,781
7.120% due 08/01/2008 (l)	11,000	11,245
8.870% due 08/01/2009 (l)	7,300	7,956
7.240% due 08/01/2010 (l)	20,000	20,579
8.750% due 06/15/2012	2,150	2,247
Fisher Scientific International, Inc.
8.000% due 09/01/2013	21,635	23,636
6.750% due 08/15/2014	7,000	7,140
Foundation PA Co.al Co.
7.250% due 08/01/2014	2,750	2,805
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	8,765	9,039
6.875% due 07/15/2011	700	724
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	34,935	37,992
Gaylord Entertainment Co.
8.000% due 11/15/2013	2,840	2,954
Gazprom International S.A.
9.625% due 03/01/2013	4,500	5,156
7.201% due 02/01/2020	5,000	5,121
Georgia-Pacific Corp.
9.375% due 02/01/2013	1,000	1,123
8.000% due 01/15/2014	950	1,040
7.700% due 06/15/2015	6,550	7,213
8.000% due 01/15/2024	32,380	36,266
7.250% due 06/01/2028	5,925	6,132
8.875% due 05/15/2031	13,320	16,117
Greif, Inc.
8.875% due 08/01/2012	1,925	2,089
Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,035
Hanover Equipment Trust
8.500% due 09/01/2008	48,495	50,799
HCA, Inc.
7.875% due 02/01/2011	5,313	5,775
6.300% due 10/01/2012	16,100	16,165
6.250% due 02/15/2013	6,428	6,410
6.750% due 07/15/2013	49,308	50,752
6.375% due 01/15/2015	3,250	3,242
7.190% due 11/15/2015	900	938
HealthSouth Corp.
8.375% due 10/01/2011 (b)	8,900	8,811
7.625% due 06/01/2012 (b)	43,370	41,852
Horizon Lines LLC
9.000% due 11/01/2012	4,550	4,869
Ingles Markets, Inc.
8.875% due 12/01/2011	9,135	9,409
Insight Midwest LP
9.750% due 10/01/2009	30,990	32,501
10.500% due 11/01/2010	19,503	20,966
Invensys PLC
9.875% due 03/15/2011	11,250	11,503
ISP Chemco, Inc.
10.250% due 07/01/2011	38,355	41,711
ITT Corp.
7.375% due 11/15/2015	2,050	2,214
JC Penney Co., Inc.
7.650% due 08/15/2016	7,000	6,685
8.000% due 03/01/2010	7,470	7,507
Jefferson Smurfit Corp.
8.250% due 10/01/2012	4,115	4,249
7.500% due 06/01/2013	2,300	2,300
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,839	4,146
K2, Inc.
7.375% due 07/01/2014	650	676
Kappa Beheer BV
10.625% due 07/15/2009	2,485	2,628
La Quinta Inns
7.400% due 09/15/2005	4,050	4,111
Legrand Holding S.A.
10.500% due 02/15/2013	7,785	8,836
Legrand S.A.
8.500% due 02/15/2025	16,525	19,995
Lyondell Chemical Co.
9.875% due 05/01/2007	1,952	2,011
Mandalay Resort Group
9.375% due 02/15/2010	52,722	58,653
7.625% due 07/15/2013	8,485	8,952
MCI, Inc.
7.688% due 05/01/2009	87,638	91,363
8.735% due 05/01/2014	19,030	20,981
Mediacom Broadband LLC
11.000% due 07/15/2013	39,335	42,285
Meritor Automotive, Inc.
6.800% due 02/15/2009	3,900	3,881
MGM Mirage, Inc.
6.000% due 10/01/2009	1,000	991
8.500% due 09/15/2010	3,730	4,103
8.375% due 02/01/2011	39,130	42,456
Mirage Resorts, Inc.
6.750% due 08/01/2007	5,750	5,879
6.750% due 02/01/2008	4,555	4,675
Nalco Co.
7.750% due 11/15/2011	22,225	23,225
8.875% due 11/15/2013	10,550	11,341
National Nephrology Associates, Inc.
9.000% due 11/01/2011	1,400	1,559
Newpark Resources, Inc.
8.625% due 12/15/2007	11,860	11,801
Norampac, Inc.
6.750% due 06/01/2013	8,895	9,095
North Atlantic Trading Co.
9.250% due 03/01/2012	1,250	944

20  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Northwest Airlines, Inc.
6.841% due 10/01/2012	$5,100	$5,047
6.810% due 02/01/2020	14,233	13,015
Novelis, Inc.
7.250% due 02/15/2015	11,300	11,131
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,560	7,036
8.750% due 11/15/2012	34,435	37,792
8.250% due 05/15/2013	19,160	20,358
6.750% due 12/01/2014	400	394
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	11,193	12,424
Peabody Energy Corp.
6.875% due 03/15/2013	42,380	43,863
Plains Exploration & Production Co.
7.125% due 06/15/2014	13,225	13,886
PQ Corp.
7.500% due 02/15/2013	5,100	5,049
Premcor Refining Group, Inc.
6.750% due 02/01/2011	3,340	3,432
6.750% due 05/01/2014	4,175	4,196
Primedia, Inc.
7.625% due 04/01/2008	3,501	3,527
8.164% due 05/15/2010 (a)	3,380	3,600
8.875% due 05/15/2011	6,635	6,950
8.000% due 05/15/2013	10,385	10,645
Quebecor Media, Inc.
11.125% due 07/15/2011	34,279	38,050
Qwest Corp.
6.294% due 02/15/2009 (a)	12,000	12,150
7.500% due 02/15/2011	45,765	44,964
9.125% due 03/15/2012	21,000	22,943
7.500% due 02/15/2014	32,095	31,533
Rayovac Corp.
8.500% due 10/01/2013	10,050	10,402
7.375% due 02/01/2015	24,800	23,870
Reddy Ice Group, Inc.
8.875% due 08/01/2011	4,800	5,364
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	2,150	2,161
Rogers Cable, Inc.
6.750% due 03/15/2015	3,900	3,861
Roundy’s, Inc.
8.875% due 06/15/2012	37,708	40,536
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,600	1,766
6.875% due 12/01/2013	1,775	1,859
Safety Kleen Services
9.250% due 06/01/2008 (b)	22,459	90
Seneca Gaming Corp.
7.250% due 05/01/2012	1,280	1,280
SESI LLC
8.875% due 05/15/2011	17,979	19,282
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	16,125	17,012
8.000% due 03/15/2012	11,350	11,634
Six Flags, Inc.
9.750% due 04/15/2013	13,855	12,989
Smurfit-Stone Container Enterprises, Inc.
9.750% due 02/01/2011	19,444	20,902
8.375% due 07/01/2012	15,090	15,656
Sonat, Inc.
6.750% due 10/01/2007	4,915	4,976
7.625% due 07/15/2011	24,087	23,906
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	9,207	10,105
Station Casinos, Inc.
6.000% due 04/01/2012	18,985	18,938
6.500% due 02/01/2014	8,165	8,145
Stone Container Finance
7.375% due 07/15/2014	2,625	2,612
Suburban Propane Partners LP
6.875% due 12/15/2013	2,330	2,307
Superior Essex Communications
9.000% due 04/15/2012	4,395	4,483
Telenet Group Holding NV
0.000% due 06/15/2014	1,500	1,142
Tenet Healthcare Corp.
6.375% due 12/01/2011	6,960	6,455
6.500% due 06/01/2012	23,275	21,529
7.375% due 02/01/2013	28,430	26,937
9.875% due 07/01/2014	14,740	15,403
Tenneco Automotive, Inc.
10.250% due 07/15/2013	31,800	35,616
8.625% due 11/15/2014	12,000	11,730
Toys “R” Us, Inc.
7.625% due 08/01/2011	21,100	19,940
7.875% due 04/15/2013	8,325	7,472
TransMontaigne, Inc.
9.125% due 06/01/2010	1,200	1,278
Triad Hospitals, Inc.
7.000% due 05/15/2012	16,650	16,900
7.000% due 11/15/2013	21,413	21,145
Trinity Industries, Inc.
6.500% due 03/15/2014	12,515	12,140
TRW Automotive, Inc.
9.375% due 02/15/2013	4,565	4,930
Tyco International Group S.A.
6.379% due 07/26/2006	12,500	13,060
United Airlines, Inc.
6.201% due 09/01/2008 (b)	2,226	2,071
7.730% due 07/01/2010 (b)	26,671	24,574
7.186% due 04/01/2011 (b)	74	69
6.602% due 09/01/2013 (b)	6,753	6,449
7.783% due 01/01/2014 (b)	212	193
3.140% due 03/02/2049 (a)(b)	4,254	3,932
US Airways Group, Inc.
9.625% due 09/01/2024 (b)	18,058	4,560
9.333% due 01/01/2006 (b)	3,121	1,100
Valero Energy Corp.
7.800% due 06/14/2010	3,550	3,594
Vintage Petroleum, Inc.
7.875% due 05/15/2011	9,450	10,064
8.250% due 05/01/2012	21,850	23,762
Warner Chilcott Corp.
8.750% due 02/01/2015	17,125	17,296
Williams Cos., Inc.
7.375% due 11/15/2006	2,600	2,727
8.125% due 03/15/2012	920	1,012
7.625% due 07/15/2019	35,945	39,090
7.875% due 09/01/2021	55,329	60,585
7.750% due 06/15/2031	22,110	23,989
8.750% due 03/15/2032	5,050	6,022
Wynn Las Vegas LLC
6.625% due 12/01/2014	21,275	20,318
Xerox Corp.
7.625% due 06/15/2013	2,000	2,100
Young Broadcasting, Inc.
8.500% due 12/15/2008	7,545	7,941
10.000% due 03/01/2011	22,265	22,877

		3,391,744

Utilities 16.1%

AES Corp.
8.875% due 02/15/2011	18,605	20,233
8.750% due 05/15/2013	63,465	69,494
American Cellular Corp.
10.000% due 08/01/2011	38,475	35,589
American Tower Corp.
7.500% due 05/01/2012	850	867
7.125% due 10/15/2012	22,300	22,300
AT&T Corp.
9.050% due 11/15/2011	50,112	57,190
9.750% due 11/15/2031	8,150	9,984
Cincinnati Bell, Inc.
7.250% due 07/15/2013	31,120	31,120
8.375% due 01/15/2014	24,630	24,384
7.000% due 02/15/2015	6,650	6,351
Citizens Communications Co.
6.250% due 01/15/2013	10,590	10,008
CMS Energy Corp.
8.900% due 07/15/2008	1,485	1,602
7.500% due 01/15/2009	42,405	43,889
7.750% due 08/01/2010	6,226	6,522
Consumers Energy Co.
6.300% due 02/01/2012	4,700	4,573
Dobson Cellular Systems
7.492% due 11/01/2011 (a)	1,750	1,803
El Paso Natural Gas Co.
7.625% due 08/01/2010	2,420	2,550
8.625% due 01/15/2022	7,000	7,984
Gaz Capital S.A.
8.625% due 04/28/2034	2,850	3,185
Homer City Funding LLC
8.734% due 10/01/2026	9,589	11,148
Intelsat Bermuda Ltd.
7.805% due 01/15/2012 (a)	7,150	7,293
8.250% due 01/15/2013	9,865	10,013
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	13,680	14,980
8.625% due 11/14/2011	9,043	10,422
Midwest Generation LLC
8.560% due 01/02/2016	95,755	107,724
8.750% due 05/01/2034	27,450	30,744
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	7,572
MSW Energy Holdings LLC
7.375% due 09/01/2010	9,725	9,920
8.500% due 09/01/2010	600	633
Nevada Power Co.
5.875% due 01/15/2015	2,530	2,479
New Skies Satellites NV
7.438% due 11/01/2011	4,000	4,100
9.125% due 11/01/2012	900	923
Nextel Communications, Inc.
6.875% due 10/31/2013	61,550	64,474
7.375% due 08/01/2015	35,775	37,966
Northwestern Bell Telephone
6.250% due 01/01/2007	8,425	8,530
NRG Energy, Inc.
8.000% due 12/15/2013	34,550	36,709
PSEG Energy Holdings LLC
7.750% due 04/16/2007	8,470	8,745
8.625% due 02/15/2008	7,325	7,765
10.000% due 10/01/2009	13,800	15,560
8.500% due 06/15/2011	45,910	49,583
Qwest Services Corp.
14.000% due 12/15/2010	6,500	7,556
Reliant Energy, Inc.
9.250% due 07/15/2010	30,485	32,771
9.500% due 07/15/2013	14,450	15,787
6.750% due 12/15/2014	25,900	24,281
Rocky River Realty
8.810% due 04/14/2007 (l)	1,712	1,803
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012	3,600	3,690
8.000% due 12/15/2012	12,400	12,803
6.375% due 03/01/2014	8,475	8,263
7.500% due 03/15/2015	6,800	7,055
Rural Cellular Corp.
7.510% due 03/15/2010 (a)	3,000	3,090
8.250% due 03/15/2012	12,605	12,920
South Point Energy
8.400% due 05/30/2012	39,187	36,542
South Point Energy Center LLC
9.825% due 05/30/2019	2,700	2,261

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  21

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
TECO Energy, Inc.
10.500% due 12/01/2007	$8,500	$9,584
7.500% due 06/15/2010	16,600	17,762
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (l)	10,000	10,340
Texas Genco LLC
6.875% due 12/15/2014	5,300	5,340
Time Warner Telecom, Inc.
9.750% due 07/15/2008	11,267	11,042
10.125% due 02/01/2011	18,250	17,703
9.250% due 02/15/2014	1,500	1,448
Triton PCS, Inc.
8.500% due 06/01/2013	14,559	13,467
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (l)	305	314
10.732% due 01/01/2013 (l)	8,006	8,502

		1,071,235

Total Corporate Bonds & Notes (Cost $4,843,312)		4,986,709

MUNICIPAL BONDS & NOTES 0.0%

New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	2,000	2,050

Total Municipal Bonds & Notes (Cost $1,919)		2,050

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
5.500% due 09/01/2017	45	46

Total U.S. Government Agencies (Cost $47)		46

MORTGAGE-BACKED SECURITIES 0.4%

Continental Airlines, Inc.
6.920% due 04/02/2013 (l)	23,948	23,916
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027 (b)	4,391	4,109

Total Mortgage-Backed Securities (Cost $25,746)		28,025

ASSET-BACKED SECURITIES 0.1%

Allegheny Energy, Inc.
5.640% due 06/08/2011 (a)	3,529	3,582
6.190% due 06/08/2011 (a)	401	407
6.220% due 06/08/2011 (a)	70	71
Headwaters, Inc.
8.170% due 09/01/2012 (a)	500	517

Total Asset-Backed Securities (Cost $4,529)		4,577

SOVEREIGN ISSUES 8.1%

Republic of Brazil
11.500% due 03/12/2008	12,500	14,144
3.125% due 04/15/2009 (a)	2,118	2,073
10.000% due 08/07/2011	7,635	8,284
11.000% due 01/11/2012	17,200	19,522
3.125% due 04/15/2012 (a)	32,272	30,487
10.250% due 06/17/2013	800	874
8.000% due 04/15/2014	122,605	122,150
10.500% due 07/14/2014	9,700	10,694
12.250% due 03/06/2030	20,200	24,543
8.250% due 01/20/2034	6,000	5,343
11.000% due 08/17/2040	5,000	5,571
Republic of Guatemala
9.250% due 08/01/2013	6,180	7,025
Republic of Panama
9.625% due 02/08/2011	9,050	10,272
9.375% due 07/23/2012	6,610	7,502
7.250% due 03/15/2015	3,500	3,491
10.750% due 05/15/2020	9,125	11,361
8.875% due 09/30/2027	11,425	12,339
9.375% due 04/01/2029	12,575	14,398
Republic of Peru
9.125% due 02/21/2012	48,065	54,313
9.875% due 02/06/2015	16,100	18,676
5.000% due 03/07/2017 (a)	9,476	8,913
Republic of Ukraine
11.000% due 03/15/2007	3,640	3,915
6.875% due 03/04/2011	10,000	10,300
7.650% due 06/11/2013	8,300	8,912
Russian Federation
8.250% due 03/31/2010 (a)	12,500	13,495
5.000% due 03/31/2030 (a)	100,148	102,702

Total Sovereign Issues (Cost $501,338)		531,299

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 3.0%

Aspropulsion Capital BV
9.625% due 10/01/2013	EC 1,800	2,613
BCP Caylux Holdings Luxembourg S.A.
10.375% due 06/15/2014	2,405	3,663
Cirsa Finance Luxembourg S.A.
8.750% due 05/15/2014	6,350	9,092
Cognis GmbH
11.199% due 01/15/2015 (a)(e)	750	911
Crown European Holdings S.A.
10.250% due 03/01/2011	2,000	2,930
Eircom Funding
8.250% due 08/15/2013	3,090	4,546
El Paso Corp.
7.125% due 05/06/2009	18,920	25,139
Fresenius Medical Care
7.375% due 06/15/2011	3,000	4,467
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,870	5,719
JSG Funding PLC
10.125% due 10/01/2012	24,275	35,086
JSG Holding PLC
11.500% due 10/01/2015	5,000	6,453
Kappa Beheer BV
10.625% due 07/15/2009	1,095	1,498
Kronos International, Inc.
8.875% due 06/30/2009	4,075	5,653
Lighthouse International Co. S.A.
8.000% due 04/30/2014	43,225	56,803
Telenet Communications NV
9.000% due 12/15/2013	14,000	20,372
TRW Automotive, Inc.
10.125% due 02/15/2013	9,430	13,770

Total Foreign Currency-Denominated Issues (Cost $164,655)		198,715

	Shares
COMMON STOCKS 0.0%
Communications 0.0%

Dobson Communications Corp. (d)	1,381,277	2,790

Technology 0.0%

Reliant Resources, Inc. - Warrants
Exp. 08/25/2008 (f)	102,821	725

Total Common Stocks (Cost $9,103)		3,515

CONVERTIBLE PREFERRED STOCK 0.1%

Celanese Corp.
4.250% due 12/31/2049	72,500	2,030
Dobson Communications Corp.
6.000% due 08/19/2016	21,975	1,713
PMI Group, Inc.
5.875% due 11/15/2006	20,000	486

Total Convertible Preferred Stock (Cost $5,985)		4,229

PREFERRED SECURITY 0.7%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	25,808	27,130
Riggs Capital Trust II
8.875% due 03/15/2027 (b)	15,830,000	17,809

Total Preferred Security (Cost $42,334)		44,939

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES 0.8%
Industrials 0.7%

Dimon, Inc.
6.250% due 03/31/2007	$39,277	39,162
Pride International, Inc.
3.250% due 05/01/2033	5,000	5,906
Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	1,000	877

		45,945

Utilities 0.1%

AES Corp.
4.500% due 08/15/2005	7,500	7,547

Total Convertible Bonds & Notes (Cost $50,112)		53,492

SHORT-TERM INSTRUMENTS 4.1%

Commercial Paper 3.3%

Delphi Corp.
2.010% due 04/11/2005	4,000	3,998
TotalFinaElf Capital S.A.
2.830% due 04/01/2005	29,400	29,400
UBS Finance, Inc.
2.830% due 04/01/2005	182,100	182,100

		215,498

Repurchase Agreements 0.5%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2016-05/15/2020 valued at $26,586. Repurchase proceeds are $26,002.)	26,000	26,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $9,425. Repurchase proceeds are $9,239.)	9,238	9,238

		35,238

U.S. Treasury Bills 0.3%
2.699% due 05/05/2005- 06/16/2005 (c)(g)(i)	16,830	16,734

Total Short-Term Instruments (Cost $267,477)		267,470

Total Investments (h) 97.4% (Cost $6,203,317)		$6,415,521

Written Options (k) (0.0%) (Premiums $1,730)		(986)

Other Assets and Liabilities (Net) 2.6%		172,040

Net Assets 100.0%		$6,586,575

22  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Non-income producing security.
(e)	Payment in-kind bond security.
(f)	The warrants entitle the Fund to purchase 1 share of Reliant Resources, Inc. for every warrant held at U.S. Dollar Strike at $5.09 until August 25, 2008.
(g)	Securities with an aggregate market value of $1,244 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(h)	As of March 31, 2005, portfolio securities with an aggregate market value of $239,264 were valued with reference to securities whose prices are more readily obtainable.
(i)	Securities with an aggregate market value of $13,212 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,532	$(4,019)
Eurodollar September Long Futures	09/2005	5,866	(16,046)
Euro-Bund 10-Year Note Long Futures	06/2005	775	994
U.S. Treasury 10-Year Note Long Futures	06/2005	3,367	(3,658)

			$(22,729)

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$74,100	$1,695
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	250,000	5,387
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	49,900	1,291
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	118,000	2,849
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	56,700	992

						$12,214

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.600%	06/20/2005	$12,000	$46
Bank of America	MCI, Inc. 6.688% due 05/01/2009	Sell	1.450%	09/20/2005	6,000	40
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	16,000	(93)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Buy	0.650%	09/20/2005	4,900	(14)
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Buy	0.650%	09/20/2005	4,900	(13)
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.600%	09/20/2005	10,000	75
Bear Stearns & Co., Inc.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	0.700%	09/20/2005	10,000	24
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 9.875% due 07/01/2014	Sell	1.450%	12/20/2005	2,000	12
Bear Stearns & Co., Inc.	Cablevision Corp. 6.750% due 04/15/2012	Sell	0.800%	03/20/2006	3,000	(6)
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	1.300%	09/20/2006	4,900	84
Bear Stearns & Co., Inc.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.050%	09/20/2006	4,900	60
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%	12/20/2007	2,000	36
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	3,000	46
Bear Stearns & Co., Inc.	AT&T Corp. 7.300% due 11/15/2011	Sell	2.340%	12/20/2009	2,000	171
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,000	37
Citibank N.A.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	3,000	9
Credit Suisse First Boston	Allied Waste North America, Inc. 7.375% due 04/15/2014	Sell	1.350%	12/20/2005	2,000	13
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	2,000	14
Credit Suisse First Boston	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.600%	03/20/2006	7,500	2
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	2,000	64
Goldman Sachs & Co.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	8
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	0.800%	09/20/2005	10,000	19
Goldman Sachs & Co.	FirstEnergy Corp. 5.500% due 11/15/2006	Buy	0.350%	12/20/2006	7,500	(24)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	25,000	(558)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  23

Schedule of Investments (Cont.)

High Yield Fund

March 31, 2005

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.250%	06/28/2013	$20,000	$2,334
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.070%	03/20/2006	10,000	(202)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	10,000	(190)
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	1.210%	03/20/2006	10,000	(189)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.100%	03/20/2006	7,000	(527)
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%	12/20/2009	2,000	(1)
Merrill Lynch & Co., Inc.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.800%	09/20/2005	8,000	2
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	4.000%	06/20/2006	4,600	65
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 7.750% due 04/16/2007	Sell	2.950%	12/04/2006	6,500	137
Merrill Lynch & Co., Inc.	PSEG Energy Holdings, Inc. 8.625% due 02/15/2008	Sell	3.000%	12/20/2006	5,000	112
Merrill Lynch & Co., Inc.	CenterPoint Energy Resources Corp. 7.750% due 02/15/2011	Sell	1.200%	06/20/2009	5,000	150
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%	09/20/2009	10,000	267
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%	12/20/2009	5,000	148
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	4,500	18
Morgan Stanley Dean Witter & Co.	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	2,000	(12)
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.420%	12/20/2005	15,000	176
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	1.450%	12/20/2005	6,000	69
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	15,000	(145)
Morgan Stanley Dean Witter & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.700%	12/20/2005	6,000	(58)
Morgan Stanley Dean Witter & Co.	MCI, Inc. 7.735% due 05/01/2014	Sell	3.300%	12/20/2007	5,000	370
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.270%	06/28/2013	17,000	2,007
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	4,500	(100)

						$4,608

(k)	Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures		$112.000		05/20/2005	2,695	$404	$211
Call - CBOT U.S. Treasury Note June Futures		111.000		05/20/2005	546	169	119
Put - CBOT U.S. Treasury Note June Futures		107.000		05/20/2005	2,769	983	562
Put - CBOT U.S. Treasury Note June Futures		106.000		05/20/2005	472	96	52

						$1,652	$944

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/20/2005	$12,500	$40	$23
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.250	%*	05/20/2005	12,500	38	19

						$78	$42

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090	03/30/2007	08/11/2003	$21,123	$21,157	0.32%
Continental Airlines, Inc.	6.920	04/02/2013	07/01/2003	21,597	23,916	0.36
Ferrellgas Partners LP	8.780	08/01/2007	06/30/2003	14,910	14,781	0.22
Ferrellgas Partners LP	8.870	08/01/2009	06/30/2003	8,008	7,956	0.12
Ferrellgas Partners LP	6.990	08/01/2005	03/16/2004	6,977	7,058	0.11
Ferrellgas Partners LP	7.120	08/01/2008	03/16/2004	11,110	11,245	0.17
Ferrellgas Partners LP	7.240	08/01/2010	10/17/2001	20,015	20,579	0.31
Ferrellgas Partners LP	7.080	08/01/2006	01/28/2003	4,964	5,081	0.08
RockyRiver Realty	8.810	04/14/2007	11/22/2000	1,729	1,803	0.03
Tesoro Petroleum Corp.	7.466	07/17/2012	04/10/2003	9,952	10,340	0.16
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	01/07/1993	7,863	8,502	0.13
Wilmington Trust Co.-Tucson Electric	10.210	01/01/2009	07/28/1995	300	314	0.00

				$128,548	$132,733	2.02%

24  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	105,279	04/2005	$219	$(1,591)	$(1,372)
Sell		316,203	04/2005	12,223	(11)	12,212
Buy	JY	6,777,400	04/2005	0	(1,306)	(1,306)

				$12,442	$(2,908)	$9,534

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  25

Schedule of Investments

Low Duration Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%

Banking & Finance 3.0%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$8,700	$8,701
Caterpillar Financial Services Corp.
2.625% due 01/30/2007	150	146
Export-Import Bank of Korea
6.500% due 11/15/2006	7,000	7,245
7.100% due 03/15/2007	6,700	7,032
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	17,900	17,878
3.100% due 07/18/2005 (a)	5,810	5,800
7.600% due 08/01/2005	24,232	24,487
6.875% due 02/01/2006	10,000	10,138
General Electric Capital Corp.
2.750% due 09/25/2006	200	197
3.005% due 01/15/2008 (a)	22,700	22,731
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	8,700	8,704
7.500% due 07/15/2005	2,200	2,218
3.920% due 10/20/2005 (a)	46,390	46,291
3.695% due 05/18/2006 (a)	12,500	12,234
6.125% due 09/15/2006	18,975	18,894
6.125% due 08/28/2007	1,500	1,463
6.125% due 01/22/2008	750	720
7.430% due 12/01/2021	209	211
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	23,500	22,574
Golden West Financial Corp.
5.500% due 08/08/2006	700	715
Goldman Sachs Group, Inc.
7.625% due 08/17/2005	1,250	1,270
2.730% due 08/01/2006 (a)	27,600	27,605
Morgan Stanley Dean Witter & Co.
7.750% due 06/15/2005	1,250	1,261
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	42,600	42,472
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	12,900	13,307
6.060% due 07/03/2008 (a)	3,000	2,533
Premium Asset Trust
2.870% due 10/06/2005 (a)	800	801
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	21,500	21,579
Putnam CBO I Ltd.
3.060% due 06/12/2009 (a)	2,556	2,556
State Street Capital Trust II
3.294% due 02/15/2008 (a)	12,000	12,042
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	60,200	60,194
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,800	3,807

		407,806

Industrials 1.0%

Altria Group, Inc.
6.950% due 06/01/2006	25,000	25,738
7.650% due 07/01/2008	7,500	8,140
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	6,170	6,223
3.890% due 09/26/2005 (a)	20,700	20,769
7.250% due 01/18/2006	13,250	13,546
3.470% due 05/24/2006 (a)	1,400	1,406
El Paso CGP Co.
6.500% due 05/15/2006	6,350	6,429
7.625% due 09/01/2008	1,075	1,083
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	8,300	4,772
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	8,008
HCA, Inc.
6.910% due 06/15/2005	2,125	2,149
8.850% due 01/01/2007	1,200	1,280
ITT Corp.
6.750% due 11/15/2005	2,000	2,025
Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	10,088
Qwest Corp.
6.125% due 11/15/2005	2,330	2,365
Sonat, Inc.
6.750% due 10/01/2007	3,815	3,863
SR Wind Ltd.
8.021% due 05/18/2005 (a)	6,000	6,026
8.521% due 05/18/2005 (a)	3,000	3,014
Texas Mining Co.
6.875% due 08/01/2005	2,000	2,022
Tyco International Group S.A.
6.375% due 06/15/2005	7,300	7,338
Unilever Capital Corp.
6.875% due 11/01/2005	1,250	1,281
United Airlines, Inc.
2.020% due 03/02/2049(a)(b)	829	766

		138,331

Utilities 1.2%

CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	4,000	4,054
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	34,330
France Telecom S.A.
7.450% due 03/01/2006	66,900	68,985
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	45,000	45,128
Sprint Capital Corp.
6.000% due 01/15/2007	9,500	9,770

		162,267

Total Corporate Bonds & Notes (Cost $729,846)		708,404

U.S. GOVERNMENT AGENCIE S 11.2%
Fannie Mae
0.950% due 03/25/2009 (a)(c)	1,840	25
2.909% due 01/01/2021 (a)	67	67
2.915% due 09/22/2006 (a)	57,600	57,574
3.123% due 11/01/2017 (a)	57	58
3.125% due 07/01/2017 (a)	81	82
3.200% due 03/25/2044 (a)	2,310	2,312
3.250% due 06/25/2032 (a)	241	241
3.270% due 08/01/2017 (a)	13	13
3.275% due 07/01/2018 (a)	21	21
3.287% due 10/01/2030-11/01/2039 (a)(e)	3,625	3,718
3.380% due 06/01/2017 (a)	28	29
3.475% due 11/01/2017-04/25/2022 (a)(e)	166	168
3.509% due 06/01/2022 (a)	18	18
3.534% due 12/01/2017 (a)	39	40
3.545% due 11/01/2018 (a)	6	6
3.789% due 07/25/2017 (a)	969	981
3.934% due 07/01/2017 (a)	117	119
4.074% due 11/01/2027 (a)	281	289
4.091% due 04/01/2024 (a)	415	427
4.230% due 10/01/2024 (a)	620	640
4.277% due 02/01/2028 (a)	760	782
4.284% due 07/01/2023 (a)	101	103
4.412% due 01/01/2024 (a)	24	25
4.477% due 02/01/2028 (a)	19	19
4.500% due 07/01/2019-03/01/2020 (e)	45,706	44,739
4.548% due 01/01/2028 (a)	139	142
4.743% due 04/01/2018 (a)	1,957	2,001
4.799% due 01/01/2024 (a)	382	391
4.998% due 12/01/2023 (a)	62	63
5.000% due 10/01/2017-04/25/2033 (e)	817,592	817,843
5.500% due 10/01/2008-04/13/2035 (e)	113,495	115,578
5.532% due 09/01/2032 (a)	4,932	5,058
6.000% due 05/01/2016-05/01/2033 (e)	120,247	124,290
6.229% due 08/01/2029 (a)	2,021	2,045
6.500% due 09/01/2005-12/25/2042 (e)	22,744	23,661
6.500% due 03/25/2009-03/25/2023 (c)(e)	605	44
7.000% due 01/01/2008-01/01/2032 (e)	20,029	20,683
7.500% due 02/01/2013	13	14
8.000% due 12/25/2021-11/01/2031 (e)	8,535	9,181
8.500% due 02/01/2017-04/01/2025 (e)	399	433
8.800% due 01/25/2019	183	197
9.000% due 03/25/2021-04/25/2021 (e)	709	773
9.250% due 10/25/2018	12	13
9.500% due 03/25/2020-11/01/2025 (a)(e)	1,783	1,969
10.000% due 03/01/2010-01/01/2025 (e)	165	178
10.500% due 07/01/2014-12/01/2024 (e)	14	15
11.000% due 11/01/2020	11	12
11.250% due 10/01/2015	12	13
11.500% due 11/01/2019-02/01/2020 (e)	12	13
11.750% due 02/01/2016	13	14
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	4
13.250% due 09/01/2011	5	6
15.500% due 10/01/2012	1	1
15.750% due 12/01/2011	8	9
16.000% due 09/01/2012	4	4
256.000% due 11/01/2008 (c)	2	5
Federal Home Loan Bank
1.625% due 04/15/2005	2,000	1,999
4.200% due 02/05/2007 (a)	11,100	10,285
Federal Housing Administration
7.421% due 11/01/2019	41	41
7.430% due 10/01/2019-11/01/2025 (e)	15,082	15,210
Freddie Mac
2.750% due 03/01/2017 (a)	73	74
3.260% due 11/15/2030 (a)	29	29
3.767% due 08/15/2032 (a)	1,571	1,560
3.790% due 02/01/2020 (a)	636	643
4.000% due 01/01/2017	11	11
4.000% due 01/15/2024 (c)	6,339	822
4.012% due 07/01/2018 (a)	114	118
4.118% due 06/01/2024 (a)	156	160
4.183% due 12/01/2022 (a)	110	113
4.211% due 09/01/2023 (a)	53	55
4.228% due 10/01/2023 (a)	286	292
4.235% due 11/01/2022 (a)	545	556
4.240% due 11/01/2023 (a)	110	113
4.365% due 01/01/2024 (a)	515	530
4.500% due 06/01/2018	70	69
4.698% due 01/01/2024 (a)	210	218
4.857% due 03/01/2024 (a)	24	25
4.875% due 02/01/2023 (a)	11	11
5.000% due 04/15/2016	29,089	29,244
5.291% due 10/01/2027 (a)	94	96
5.500% due 12/01/2017-07/15/2034 (e)	19,064	19,352

26  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
6.000% due 06/01/2006-01/01/2033 (e)	$32,335	$33,412
6.250% due 04/15/2028	63	63
6.500% due 08/15/2011-07/25/2043 (e)	109,780	114,137
7.000% due 01/01/2030-04/01/2032 (e)	165	174
7.000% due 05/15/2023 (c)	1	0
7.500% due 09/01/2006-07/15/2030 (e)	1,585	1,643
8.000% due 07/01/2006-12/01/2024 (e)	656	695
8.250% due 10/01/2007-01/01/2009 (e)	8	8
8.500% due 01/01/2007-11/01/2025 (e)	1,737	1,897
9.000% due 12/15/2020-08/01/2022 (e)	861	901
9.500% due 03/01/2010-09/01/2021 (e)	219	226
9.750% due 11/01/2008	96	102
10.000% due 03/01/2016-05/15/2020 (e)	104	106
10.500% due 10/01/2010-02/01/2016 (e)	5	6
10.750% due 09/01/2009-08/01/2011 (e)	46	51
11.500% due 01/01/2016	10	11
11.750% due 08/01/2015	2	2
14.000% due 12/01/2012-04/01/2016 (e)	3	4
14.500% due 12/01/2010	1	1
15.000% due 12/01/2011	1	1
Government National Mortgage Association
3.000% due 01/20/2032-02/20/2032 (a)(e)	21,593	21,828
3.370% due 12/16/2025 (a)	375	379
3.375% due 04/20/2016-05/20/2030 (a)(e)	15,884	16,184
3.500% due 07/20/2030-03/20/2031 (e)	769	786
3.750% due 08/20/2022-07/20/2027 (a)(e)	9,031	9,151
4.000% due 03/20/2019 (a)	56	56
4.125% due 10/20/2023-12/20/2027 (a)(e)	6,975	7,093
6.000% due 01/15/2029	232	239
7.000% due 03/15/2011-10/15/2011 (e)	37	38
7.500% due 03/15/2022-09/15/2031 (e)	523	564
8.000% due 05/15/2016-06/20/2031 (e)	4,879	5,273
8.500% due 12/15/2021-08/15/2030 (e)	186	202
9.000% due 06/20/2016-11/15/2030 (e)	963	1,065
9.500% due 10/15/2016-06/15/2025 (e)	46	50
9.750% due 08/15/2017	40	44
10.000% due 10/15/2013-11/15/2020 (e)	11	12
10.500% due 11/15/2019	3	3
11.000% due 09/15/2010	2	2
11.500% due 08/15/2018	10	11
11.750% due 08/15/2013-08/15/2015 (e)	32	35
12.000% due 06/20/2015	2	2
13.000% due 10/15/2013	5	5
13.500% due 05/15/2011-11/15/2012 (e)	9	10
16.000% due 02/15/2012	9	11
Small Business Administration
7.640% due 03/10/2010	963	1,030

Total U.S. Government Agencies (Cost $1,542,642)		1,536,292

U.S. TREASURY OBLIGATIONS 7.9%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008	554,857	596,912
3.875% due 01/15/2009	322,192	355,415
0.875% due 04/15/2010	24,359	23,835
3.500% due 01/15/2011	4,821	5,387
3.000% due 07/15/2012	19,514	21,483
2.375% due 01/15/2025	50,581	54,422
3.625% due 04/15/2028	17,178	22,585

Total U.S. Treasury Obligations (Cost $1,076,750)		1,080,039

MORTGAGE-BACKED SECURITIES 4.1%

Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	21,082	21,763
5.579% due 10/20/2032 (a)	4,327	4,363
Bear Stearns Adjustable Rate Mortgage Trust
3.959% due 11/25/2030 (a)	381	380
5.271% due 10/25/2032 (a)	1,384	1,385
6.071% due 10/25/2032 (a)	176	179
5.348% due 01/25/2033 (a)	8,784	8,877
5.638% due 01/25/2033 (a)	3,753	3,741
5.099% due 03/25/2033 (a)	19,624	19,654
5.442% due 03/25/2033 (a)	36,565	36,656
4.881% due 01/25/2034 (a)	39,108	39,062
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (a)	39	39
5.750% due 02/25/2033	3,508	3,531
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (a)	7,000	6,975
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	33,799	34,229
Countrywide Home Loan Mortgage Pass-Through Trust
3.140% due 04/25/2035 (a)	15,234	15,251
Countrywide Home Loans, Inc.
4.964% due 09/19/2032 (a)	1,378	1,373
CS First Boston Mortgage Securities Corp.
7.500% due 03/25/2031	487	486
2.084% due 03/25/2032 (a)	23,230	23,321
2.980% due 03/25/2032 (a)	13,115	13,056
6.246% due 06/25/2032 (a)	2,278	2,290
5.673% due 10/25/2032 (a)	3,130	3,136
3.079% due 08/25/2033 (a)	771	763
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	214
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	151	168
5.175% due 05/25/2024 (a)	130	130
3.350% due 06/25/2026 (a)	476	477
Drexel Burnham Lambert CMO Trust
3.375% due 05/01/2016 (a)	6	7
GSR Mortgage Loan Trust
6.000% due 03/25/2032	6,252	6,290
Imperial Savings Association
8.530% due 02/25/2018 (a)	76	76
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	33	36
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	35,900	35,892
MASTR Asset Securitization Trust
5.500% due 09/25/2033	37,831	37,595
Mellon Residential Funding Corp.
2.852% due 07/25/2029 (a)	2,785	2,799
3.050% due 06/15/2030 (a)	46,571	46,491
Nationslink Funding Corp.
3.120% due 11/10/2030 (a)	750	753
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	4,032	4,040
3.250% due 02/25/2034 (a)	16,429	16,462
Prudential Home Mortgage Securities
7.500% due 09/25/2007	81	81
7.000% due 01/25/2008	1,377	1,375
Prudential-Bache Trust
8.400% due 03/20/2021	604	603
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	394	383
Ryland Acceptance Corp.
11.500% due 12/25/2016	3	3
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	51	53
Sears Mortgage Securities
12.000% due 02/25/2014	16	16
Sequoia Mortgage Trust
3.150% due 08/20/2032 (a)	21,476	21,483
SLH Mortgage Trust
9.600% due 03/25/2021	178	178
Structured Asset Mortgage Investments, Inc.
6.446% due 06/25/2029 (a)	479	480
9.531% due 06/25/2029 (a)	1,485	1,561
3.180% due 09/19/2032 (a)	41,744	41,564
Structured Asset Securities Corp.
6.250% due 01/25/2032 (a)	1,495	1,533
6.150% due 07/25/2032 (a)	1,855	1,864
2.940% due 01/25/2033 (a)	1,240	1,245
Torrens Trust
3.070% due 07/15/2031 (a)	1,726	1,727
Vendee Mortgage Trust
6.500% due 05/15/2029	41,008	42,349
Washington Mutual Mortgage Securities Corp.
6.110% due 07/25/2032 (a)	1,689	1,692
4.816% due 10/25/2032 (a)	219	218
5.091% due 02/25/2033 (a)	4,223	4,254
5.369% due 02/25/2033 (a)	1,104	1,109
3.433% due 02/27/2034 (a)	20,714	20,636
3.286% due 08/25/2042 (a)	24,988	25,409

Total Mortgage-Backed Securities (Cost $568,625)		561,756

ASSET-BACKED SECURITIES 3.2%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	286	286
Aegis Asset-Backed Securities Trust
2.970% due 03/25/2035 (a)	17,607	17,624
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	1,662	1,664
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)	582	583
3.140% due 07/25/2032 (a)	3,342	3,354
Argent Securities, Inc.
3.030% due 11/25/2034 (a)	33,956	33,979
Asset-Backed Securities Corp. Home Equity Loan Trust
3.070% due 06/15/2031 (a)	7	7
3.010% due 12/25/2034 (a)	13,351	13,362
Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	25,056	25,112
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	16,424	16,435
Chase Funding Mortgage Loan Asset-Backed Certificates
3.170% due 11/25/2031 (a)	8,992	9,024
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	8,279	8,301
Colonial Advisory Services CBO I Ltd.
3.696% due 06/20/2008 (a)	3,971	3,973
Community Program Loan Trust
4.500% due 10/01/2018	8,129	8,112

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  27

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)		$55,140	$55,194
2.940% due 03/25/2035 (a)		19,400	19,352
2.970% due 03/25/2035 (a)		21,500	21,507
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)		1,446	1,449
EQCC Home Equity Loan Trust
2.970% due 10/15/2027 (a)		40	40
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)		12,720	12,755
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.930% due 03/25/2034 (a)		5,229	5,232
Fremont Home Loan Trust
2.960% due 02/25/2035 (a)		9,751	9,760
GRMT II LLC
3.100% due 06/20/2032 (a)		18	18
GSAMP Trust
3.000% due 08/25/2034 (a)		7,804	7,809
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)		28,882	28,993
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		2,957	2,965
3.200% due 02/20/2033 (a)		33,001	33,130
Impac CMB Trust
3.100% due 01/25/2034 (a)		34,766	34,819
Irwin Home Equity Loan Trust
3.225% due 06/25/2021 (a)		21	21
3.140% due 06/25/2029 (a)		641	643
Merrill Lynch Mortgage Investors, Inc.
2.990% due 04/25/2035 (a)		3,920	3,923
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)		3,203	3,205
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		755	762
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		15	15
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)		2,519	2,526
Residential Asset Mortgage Products, Inc.
2.980% due 05/25/2027 (a)		13,636	13,649
Residential Asset Securities Corp.
3.080% due 06/25/2031 (a)		14	14
SLM Student Loan Trust
2.710% due 04/25/2010 (a)		41,900	41,880
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		2,166	2,167
WMC Mortgage Loan
3.150% due 05/15/2030 (a)		810	812

Total Asset-Backed Securities (Cost $443,522)			444,456

SOVEREIGN ISSUES 1.8%

Republic of Brazil
3.063% due 04/15/2006 (a)		31,368	31,362
11.250% due 07/26/2007		1,200	1,345
11.500% due 03/12/2008		2,950	3,338
3.125% due 04/15/2009 (a)		33,619	32,909
3.125% due 04/15/2009 (a)		1,482	1,451
3.125% due 04/15/2012 (a)		21,309	20,130
8.000% due 04/15/2014		3,120	3,108
Republic of Panama
8.250% due 04/22/2008		5,500	5,885
9.375% due 07/23/2012		480	545
Republic of Peru
9.125% due 02/21/2012		1,150	1,299
Russian Federation
8.750% due 07/24/2005		94,900	96,475
10.000% due 06/26/2007		19,800	21,826
8.250% due 03/31/2010 (a)		24,800	26,774
United Mexican States
6.375% due 01/16/2013		140	146

Total Sovereign Issues (Cost $245,809)			246,593

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.0%

Republic of Germany
2.000% due 06/17/2005	EC	213,000	276,063

Total Foreign Currency-Denominated Issues (Cost $275,873)			276,063

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.250 Exp. 06/13/2005		10,236	64
Strike @ 95.000 Exp. 06/13/2005		6,388	40

Total Purchased Put Options (Cost $166)			104

	Shares

PREFERRED SECURITY 0.8%

DG Funding Trust
3.360% due 12/29/2049 (a)		9,632	103,062

Total Preferred Security (Cost $101,505)			103,062

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		311,100	17,285
Home Ownership Funding
13.331% due 12/31/2049		8,625	3,057

Total Preferred Stock (Cost $21,381)			20,342

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (j) 68.6%

Certificates of Deposit 5.4%

Bank of America, N.A.
2.910% due 06/08/2005		$200,700	199,570
Citibank New York N.A.
2.675% due 04/29/2005		10,000	10,000
2.680% due 05/04/2005		8,800	8,800
2.740% due 06/06/2005		75,000	74,591
2.965% due 06/17/2005		47,000	46,698
HSBC Bank USA
2.410% due 04/01/2005		1,200	1,200
2.680% due 05/26/2005		100,000	100,000
Wells Fargo Bank N.A.
2.690% due 04/01/2005		300,000	300,000

			740,859

Commercial Paper 47.4%

AB Spintab
2.540% due 04/11/2005		80,000	79,944
2.560% due 04/11/2005		38,500	38,473
Anz (Delaware), Inc.
2.500% due 04/20/2005		50,000	49,934
2.655% due 05/23/2005		50,000	49,808
2.710% due 05/31/2005		20,900	20,797
2.860% due 06/07/2005		44,600	44,353
2.925% due 06/16/2005		151,400	150,442
ASB Bank Ltd.
2.770% due 05/12/2005		50,000	49,842
2.940% due 06/15/2005		24,600	24,446
Bank of America N.A.
2.915% due 06/01/2005		200,000	198,996
Bank of Ireland
2.645% due 04/29/2005		100,000	99,794
Barclays U.S. Funding Corp.
2.940% due 06/15/2005		90,900	90,333
CBA (de) Finance
2.950% due 06/21/2005		24,400	24,235
CDC Commercial Paper, Inc.
2.955% due 07/11/2005		27,000	26,768
Danske Corp.
2.570% due 04/18/2005		50,000	49,939
2.660% due 05/25/2005		39,600	39,442
Dexia Bank New York N.A.
2.815% due 05/25/2005		50,000	50,000
Dexia Delaware LLC
2.770% due 04/25/2005		74,800	74,662
Fannie Mae
2.470% due 04/18/2005		236,700	236,424
2.580% due 04/27/2005		27,000	26,950
2.694% due 06/01/2005		95,700	95,220
2.711% due 06/01/2005		168,500	167,654
2.732% due 06/01/2005		200,000	198,996
2.525% due 06/08/2005		100,000	99,437
2.604% due 06/08/2005		281,900	280,313
2.726% due 06/08/2005		614,705	611,244
2.664% due 06/13/2005		33,730	33,525
2.675% due 06/13/2005		108,400	107,742
2.875% due 06/27/2005		4,600	4,566
3.010% due 08/01/2005		116,000	114,775
3.030% due 08/03/2005		5,600	5,540
2.990% due 08/08/2005		175,300	173,331
Federal Home Loan Bank
2.504% due 04/13/2005		19,180	19,163
2.515% due 04/15/2005		487,300	486,788
2.519% due 04/15/2005		15,200	15,185
2.536% due 04/20/2005		100,000	99,861
2.794% due 05/18/2005		37,825	37,687
2.838% due 06/10/2005		38,918	38,692
Ford Motor Credit Co.
2.520% due 04/07/2005		68,600	68,571
3.400% due 08/26/2005		7,800	7,699
Fortis Funding LLC
2.600% due 04/22/2005		50,000	49,924
Freddie Mac
2.380% due 04/01/2005		122,400	122,400
2.385% due 04/04/2005		106,700	106,679
2.396% due 04/05/2005		71,700	71,681
2.390% due 04/12/2005		72,791	72,738
2.779% due 06/07/2005		4,633	4,607
2.717% due 06/14/2005		84,200	83,681
2.765% due 06/14/2005		70,300	69,867
2.710% due 06/17/2005		142,400	141,486
2.689% due 06/21/2005		94,700	94,058
2.939% due 08/01/2005		7,600	7,520
2.940% due 08/01/2005		223,700	221,338
2.941% due 08/01/2005		3,800	3,760
General Motors Acceptance Corp.
2.495% due 04/05/2005		16,800	16,795
2.535% due 04/05/2005		3,500	3,499
HBOS Treasury Services PLC
2.555% due 04/14/2005		44,200	44,159
2.615% due 04/25/2005		79,100	78,962
ING U.S. Funding LLC
2.645% due 05/18/2005		68,000	67,765
2.940% due 06/16/2005		15,000	14,905
2.950% due 06/17/2005		67,800	67,365
KFW International Finance, Inc.
2.630% due 04/13/2005		63,100	63,045

28  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Lloyds Bank PLC
2.685% due 05/27/2005		$100,000	$99,582
Oesterreichische Kontrollbank AG
2.950% due 07/18/2005		77,500	76,784
Rabobank USA Financial Corp.
2.730% due 06/30/2005		75,000	74,431
Skandinaviska Enskilda Banken AB (SEB)
2.550% due 04/13/2005		50,000	49,958
Spintab AB
3.110% due 08/23/2005		100,000	98,730
Toyota Motor Credit Corp.
2.810% due 05/26/2005		50,000	49,785
UBS Finance, Inc.
2.830% due 04/01/2005		79,800	79,800
Unicredit Delaware, Inc.
2.840% due 06/02/2005		50,000	49,745
2.860% due 06/08/2005		40,000	39,775
Westpac Capital Corp.
2.600% due 04/21/2005		25,000	24,964
2.860% due 06/08/2005		40,300	40,073
Westpac Trust Securities NZ Ltd.
2.955% due 07/11/2005		159,800	158,427
2.985% due 07/15/2005		158,600	157,179

			6,497,038

Repurchase Agreements 13.0%

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $34,833 and U.S. Treasury Bills 0.000% due 09/22/2005 valued at $246,443. Repurchase proceeds are $275,018.)		275,000	275,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $27,174 and U.S. Treasury Strips 0.000% due 05/15/2019-11/15/2021 valued at $1,509,585. Repurchase proceeds are $1,500,105.)		1,500,000	1,500,000

			1,775,000

French Treasury Bill 2.0%
0.000% due 06/16/2005	EC	212,970	274,894

Spanish Treasury Bill 0.4%
0.000% due 06/17/2005		39,380	50,837

U.S. Treasury Bills 0.4%
2.688% due 05/05/2005-06/16/2005 (e)(f)(h)		$55,455	55,151

Total Short-Term Instruments (Cost $9,395,762)			9,393,779

Total Investments (g) 104.9% (Cost $14,401,881)			$14,370,890

Other Assets and Liabilities (Net) (4.9%)			(667,895)

Net Assets 100.0%			$13,702,995

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $3,241 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $168,382 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $46,203 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	17,939	$(30,572)
Eurodollar September Long Futures	09/2005	28,644	(55,981)
Eurodollar December Long Futures	12/2005	11,165	(20,668)
U.S. Treasury 10-Year Note Long Futures	06/2005	400	(369)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	375	161

			$(107,429)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Dean Witter & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032	BP	83,600	$(3,860)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	135,100	13,855

							$9,995

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  29

Schedule of Investments (Cont.)

Low Duration Fund

March 31, 2005

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	$4,500	$34
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.640%	03/20/2007	25,000	(93)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	9,500	(28)
J.P. Morgan Chase & Co.	America International Group, Inc. 4.250% due 05/15/2013	Sell	0.080%	06/20/2006	25,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.625%	03/20/2007	50,000	(202)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.690%	03/20/2007	40,300	(113)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	15,300	51
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	14,300	44
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.630%	03/20/2007	25,000	(98)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	21,200	71

						$(334)

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	8,842	04/2005	$129	$0	$129
Buy		9,247	05/2005	0	(85)	(85)
Buy		10,217	06/2005	81	0	81
Buy		80,549	09/2005	7	(79)	(72)
Buy	CP	2,143,515	05/2005	0	(103)	(103)
Buy		2,060,468	06/2005	25	0	25
Buy		473,220	08/2005	0	(6)	(6)
Buy	EC	267,388	04/2005	1,097	(369)	728
Sell		336,60	04/2005	12,421	(26)	12,395
Sell		212,970	06/2005	0	(1,113)	(1,113)
Buy	H$	23,839	04/2005	0	(14)	(14)
Buy	JY	5,460,601	04/2005	0	(1,052)	(1,052)
Buy	KW	3,553,821	04/2005	58	0	58
Buy		3,621,900	05/2005	38	0	38
Buy		4,012,000	06/2005	0	(58)	(58)
Buy	MP	33,220	05/2005	0	(14)	(14)
Buy		38,118	06/2005	21	0	21
Buy	PN	10,696	05/2005	6	0	6
Buy		11,829	06/2005	0	(3)	(3)
Buy	PZ	11,309	05/2005	0	(86)	(86)
Buy		11,308	06/2005	0	(60)	(60)
Buy	RP	232,994	06/2005	0	(47)	(47)
Buy	RR	88,109	04/2005	29	0	29
Buy		88,672	05/2005	2	0	2
Buy		103,621	06/2005	0	(48)	(48)
Buy	S$	5,168	04/2005	0	(39)	(39)
Buy		5,288	05/2005	0	(22)	(22)
Buy		5,797	06/2005	0	(60)	(60)
Buy	SV	101,262	05/2005	0	(93)	(93)
Buy		113,662	06/2005	0	(73)	(73)
Buy	T$	103,010	05/2005	2	0	2
Buy		112,914	06/2005	0	(144)	(144)

				$13,916	$(3,594)	$10,322

30  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Real Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 3.6%

Banking & Finance 2.7%

Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,083
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,097
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,588
Ford Motor Credit Co.
3.540% due 06/30/2005 (a)	3,140	3,136
3.100% due 07/18/2005 (a)	27,750	27,700
7.600% due 08/01/2005	20,000	20,210
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	9,200	9,204
3.920% due 10/20/2005 (a)	15,000	14,968
3.695% due 05/18/2006 (a)	39,500	38,660
3.560% due 01/16/2007 (a)	18,400	17,640
6.125% due 08/28/2007	870	849
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	1,500	1,498
Parametric Re Ltd.
3.280% due 11/19/2007 (a)	11,500	12,073
6.840% due 05/19/2008 (a)	1,500	1,561
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	57,550	59,365
6.060% due 07/03/2008 (a)	14,750	12,452
Pioneer 2002 Ltd.
10.510% due 06/15/2006 (a)	5,000	5,159
Prudential Insurance Co. of America
6.375% due 07/23/2006	7,000	7,231
Residential Reinsurance Ltd.
7.810% due 06/01/2005 (a)	18,400	18,493
7.860% due 06/08/2006 (a)	17,600	17,184
Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,851
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	50,200	50,195
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	30,200	30,256
Wachovia Corp.
7.550% due 08/18/2005	12,500	12,696

		385,149

Industrials 0.5%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	1,087	1,096
Halliburton Co.
3.450% due 01/26/2007 (a)	8,530	8,530
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,595
8.625% due 02/01/2022	6,900	7,857
9.500% due 09/15/2027	14,850	18,265
SR Wind Ltd.
8.021% due 05/18/2005 (a)	2,000	2,009
8.521% due 05/18/2005 (a)	1,600	1,608
Weyerhaeuser Co.
6.125% due 03/15/2007	1,360	1,408

		64,368

Utilities 0.4%

British Telecom PLC
7.875% due 12/15/2005	10,750	11,057
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,491
Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,800
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	32,956

		61,304

Total Corporate Bonds & Notes (Cost $508,306)		510,821

MUNICIPAL BONDS & NOTES 0.6%

California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,940	3,875
Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013	1,715	1,858
Connecticut State Health & Educational Facilities Authority Revenue Bonds, (FSA Insured), Series 2004
5.000% due 11/01/2013	5,285	5,749
District of Columbia Tobacco Settlement Financing Corporation Revenue Bonds, Series 2001
6.250% due 05/15/2024	9,500	9,657
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,093
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,445	1,523
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	4,110	4,139
6.250% due 06/01/2033	25,000	25,671
6.625% due 06/01/2040	380	396
Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013	3,870	4,193
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	5,000	5,129
New Hampshire Municipal Bond Bank Revenue Bonds, (FSA Insured), Series 2004
5.000% due 08/15/2012	800	866
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2042	1,365	1,368
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	6,151
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,124
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	754
6.125% due 06/01/2032	740	743
Salt River, Arizona Project Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,113
Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	435	454

Total Municipal Bonds & Notes (Cost $80,157)		84,856

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
6.017% due 10/01/2031 (a)	1,503	1,523
Federal Housing Administration
7.430% due 12/01/2020	107	108
Freddie Mac
6.500% due 01/25/2028	100	104
7.000% due 10/15/2030	696	712
7.500% due 10/25/2043	21,227	22,816
Government National Mortgage Association
6.500% due 05/15/2028-04/15/2031 (c)	2,346	2,456
Housing Urban Development
5.530% due 08/01/2020	6,000	6,162

Total U.S. Government Agencies (Cost $33,995)		33,881

U.S. TREASURY OBLIGATIONS 108.4%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007 (d)(f)	1,233,472	1,295,292
3.625% due 01/15/2008	681,617	733,280
3.875% due 01/15/2009	1,472,946	1,624,828
4.250% due 01/15/2010	922,152	1,050,018
0.875% due 04/15/2010	98,302	96,188
3.500% due 01/15/2011	1,113,380	1,244,102
3.375% due 01/15/2012	67,061	75,284
3.000% due 07/15/2012	1,748,097	1,924,483
1.875% due 07/15/2013	704,757	717,265
2.000% due 01/15/2014	1,131,629	1,158,649
2.000% due 07/15/2014	1,361,886	1,391,491
1.625% due 01/15/2015	72,602	71,552
2.375% due 01/15/2025	872,623	938,895
3.625% due 04/15/2028	1,092,611	1,436,548
3.875% due 04/15/2029	1,103,028	1,517,272
3.375% due 04/15/2032	86,265	114,509
U.S. Treasury Bond
7.625% due 02/15/2025	100	135
U.S. Treasury Note
2.250% due 02/15/2007	100	97

Total U.S. Treasury Obligations (Cost $15,014,733)		15,389,888

MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns Adjustable Rate Mortgage Trust
3.963% due 11/25/2030 (a)	953	951
4.747% due 01/25/2034(a)	7,844	7,818
4.883% due 01/25/2034 (a)	5,277	5,271
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	748	755
Washington Mutual Mortgage Securities Corp.
3.433% due 02/27/2034 (a)	5,561	5,540

Total Mortgage-Backed Securities (Cost $20,535)		20,335

ASSET-BACKED SECURITIES 0.6%

Bear Stearns Asset-Backed Securities, Inc.
3.300% due 03/25/2043 (a)	724	725
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	702	703
EQCC Home Equity Loan Trust
3.100% due 03/20/2030 (a)	23	23
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	2,673	2,674
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	1,407	1,409
Redwood Capital Ltd.
6.410% due 01/01/2006 (a)	36,300	36,298
4.860% due 01/09/2006 (a)	30,700	30,649

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  31

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
Residential Asset Securities Corp.
3.150% due 01/25/2034 (a)		$1,538	$1,543
Wells Fargo Home Equity Trust
3.010% due 06/25/2019 (a)		6,533	6,538

Total Asset-Backed Securities (Cost $80,599)			80,562

SOVEREIGN ISSUES 1.3%

Republic of Brazil
3.063% due 04/15/2006 (a)		3,672	3,671
3.125% due 04/15/2009 (a)		3,230	3,161
11.000% due 01/11/2012		1,600	1,816
8.000% due 04/15/2014		48,576	48,396
11.000% due 08/17/2040		5,300	5,906
Russian Federation
10.000% due 06/26/2007		7,000	7,716
8.250% due 03/31/2010 (a)		23,800	25,694
5.000% due 03/31/2030 (a)		61,100	62,658
United Mexican States
6.375% due 01/16/2013		20,700	21,528
United Mexican States Value Recovery Rights
0.000% due 06/30/2005 (a)		718	10
0.000% due 06/30/2006 (a)		714	19

Total Sovereign Issues (Cost $77,449)			180,575

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.7%

Commonwealth of Canada
4.250% due 12/01/2021 (b)	C$	2,535	2,784
4.000% due 12/01/2031 (b)		9,794	11,349
3.000% due 12/01/2036 (b)		21,828	21,851
Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	38,300	35,069
Kingdom of Spain
5.750% due 07/30/2032	EC	6,600	10,834
Pylon Ltd.
3.635% due 12/18/2008 (a)		20,750	27,710
6.035% due 12/18/2008 (a)		40,700	54,584
Republic of France
1.600% due 07/25/2011 (b)		6,127	8,214
2.250% due 07/25/2020 (b)		12,062	16,872
3.150% due 07/25/2032 (b)		43,707	73,491
5.750% due 10/25/2032		28,000	45,970
Republic of Germany
5.250% due 01/04/2011		42,500	61,139
6.250% due 01/04/2030		6,600	11,407
Republic of Italy
4.250% due 08/01/2014		1,700	2,306
2.150% due 09/15/2014 (b)		2,047	2,807

Total Foreign Currency-Denominated Issues (Cost $333,278)			386,387

	Shares

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		279,300	15,519

Total Preferred Stock (Cost $13,965)			15,519

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS 3.2%

Commercial Paper 2.1%

Fannie Mae
2.875% due 06/27/2005		$228,700	227,026
Freddie Mac
2.710% due 06/17/2005		18,590	18,471
General Motors Acceptance Corp.
2.916% due 04/05/2005		5,900	5,898
UBS Finance, Inc.
2.830% due 04/01/2005		44,000	44,000

			295,395

Repurchase Agreements 0.5%

Credit Suisse First Boston
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.650% due 06/16/2005 valued at $49,717 and U.S. Treasury Strips 0.000% due 02/15/2023 valued at $18,632. Repurchase proceeds are $67,004.)		67,000	67,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,263. Repurchase proceeds are $7,120.)		7,120	7,120

			74,120

U.S. Treasury Bills 0.6%

2.624% due 05/05/2005-06/16/2005 (c)(f)		86,595	86,200

Total Short-Term Instruments (Cost $455,840)			455,715

Total Investments (e) 120.8% (Cost $16,729,287)			$17,158,539

Written Options (h) (0.0%) (Premiums $8,091)			(1,612)

Other Assets and Liabilities (Net) (20.8%)			(2,957,357)

Net Assets 100.0%			$14,199,570

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	The average amount of borrowings outstanding during the period ended March 31, 2005 was $130,207 at a weighted average interest rate of 1.62%. On March 31, 2005, securities valued at $131,823 were pledged as collateral for reverse repurchase agreements.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $135,311 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $32,369 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation
Eurodollar June Long Futures	06/2005	2,437	$(4,642)
Euro-Bund 10-Year Note Long Futures	06/2005	995	1,376
U.S. Treasury 5-Year Note Short Futures	06/2005	2,456	(1,165)
U.S. Treasury 10-Year Note Long Futures	06/2005	20,892	(2,900)
U.S. Treasury 30-Year Bond Long Futures	06/2005	2,281	644

			$(6,687)

32  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008	BP	13,000	$99
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Pay	5.000%	06/15/2008		27,000	123
UBS Warburg LLC	6-month BP-LIBOR	Pay	5.000%	06/15/2008		20,000	156
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	6,600	132
Barclays Bank PLC	5-year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010		50,000	59
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	06/17/2010		250,200	13,492
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015		98,200	6,034
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		7,400	112
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	5.000%	06/17/2015		83,500	5,748
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		6,400	144
Barclays Bank PLC	3-month SK-STIBOR	Pay	4.500%	06/17/2008	SK	168,000	800
J.P. Morgan Chase & Co.	3-month SK-STIBOR	Pay	4.500%	06/17/2008		46,000	210
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$637,200	9,868
Barclays Bank PLC	3-month USD-LIBOR	Receive	4.000%	06/15/2007		350,000	3,939
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		2,000	30
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		3,900	51
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		9,000	188
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		591,100	13,011
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		116,600	1,737
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		1,536,000	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		273,700	5,754
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		372,300	9,317
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005		10,000	(293)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		618,850	(1,192)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		766,600	13,230

							$82,749

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	$2,000	$1
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	1,000	0
Morgan Stanley Dean Witter & Co.	Fannie Mae 5.375% due 11/15/2011	Sell	0.200%	05/03/2005	80,000	36

						$37

(h) Premiums received on written options:

Name of Issuer		Exercise Price		Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures		$113.000		05/20/2005	1,790	$273	$56
Call - CBOT U.S. Treasury Note June Futures		112.000		05/20/2005	3,466	644	271
Put - CBOT U.S. Treasury Note June Futures		107.000		05/20/2005	5,256	1,479	1,067

						$2,396	$1,394

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	09/23/2005	$200,000	$2,815	$202
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	09/23/2005	200,000	2,880	16

						$5,695	$218

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  33

Schedule of Investments (Cont.)

Real Return Fund

March 31, 2005

(i)	Short sales open at March 31, 2005 were as follows:

Type		Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note		3.250	08/15/2007	$127,800	$126,118	$126,515
U.S. Treasury Note		3.125	09/15/2008	177,200	172,106	171,862
U.S. Treasury Note		4.000	11/15/2012	44,000	42,969	43,229
U.S. Treasury Note		3.625	05/15/2013	21,600	20,508	20,531
U.S. Treasury Note		4.250	08/15/2013	155,000	152,899	152,669
U.S. Treasury Note		4.750	05/15/2014	315,400	321,412	324,038

					$836,012	$838,844

(j) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	C$	35,786	04/2005	$118	$0	$118
Buy	EC	35,710	04/2005	68	0	68
Sell		282,314	04/2005	8,246	(70)	8,176
Buy	JY	15,995,080	04/2005	0	(3,082)	(3,082)
Sell	N$	48,184	04/2005	1,160	0	1,160
Buy	PZ	4,734	06/2005	0	(25)	(25)
Buy	RR	40,472	06/2005	0	(19)	(19)
Buy	SV	43,357	06/2005	0	(28)	(28)

				$9,592	$(3,224)	$6,368

34  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Short-Term Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.8%

Banking & Finance 6.5%

AIG SunAmerica Global Financing XI
3.010% due 05/23/2005 (a)	$11,300	$11,299
Associates Corp. of North America
6.260% due 02/15/2006	830	847
CS First Boston Mortgage Securities Corp.
5.250% due 10/27/2005 (a)	4,199	4,237
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	4,600	4,598
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	34,910	35,248
Ford Motor Credit Co.
2.897% due 04/28/2005 (a)	9,800	9,796
6.875% due 02/01/2006	19,585	19,855
General Electric Capital Corp.
8.850% due 04/01/2005	5,675	5,675
2.870% due 05/12/2005	15,000	14,997
7.500% due 05/15/2005	3,630	3,648
General Motors Acceptance Corp.
5.250% due 05/16/2005	10,500	10,520
4.750% due 05/19/2005 (a)	300	300
7.500% due 07/15/2005	800	807
3.920% due 10/20/2005 (a)	3,460	3,453
6.750% due 01/15/2006	15,350	15,460
3.695% due 05/18/2006 (a)	1,325	1,297
4.500% due 07/15/2006	530	517
6.125% due 09/15/2006	3,182	3,168
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	42,010	42,017
GP Canada Finance Co.
7.200% due 12/15/2006	200	209
HBOS Treasury Services PLC
2.770% due 07/29/2005 (a)	1,500	1,500
Household Finance Corp.
6.700% due 11/13/2005 (a)	10,500	10,680
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	22,000	21,934
National Australia Bank Ltd.
2.794% due 05/15/2005	25,000	25,036
Premium Asset Trust
2.870% due 10/06/2005 (a)	500	500
SLM Corp.
2.820% due 01/25/2007	870	872
USAA Capital Corp.
7.050% due 11/08/2006	445	466
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	23,500	23,498
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	3,000	3,006

		275,440

Industrials 4.7%

American Standard, Inc.
7.375% due 04/15/2005	3,085	3,088
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	715	716
Caesars Entertainment, Inc.
7.875% due 12/15/2005	4,884	5,000
8.500% due 11/15/2006	3,500	3,697
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005	200	204
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	10,658	10,749
3.470% due 05/24/2006 (a)	5,000	5,022
3.770% due 08/08/2006 (a)	400	404
3.450% due 09/10/2007 (a)	22,000	22,042
Delhaize America, Inc.
7.375% due 04/15/2006	2,000	2,068
Duke Energy Field Services LLC
7.500% due 08/16/2005	1,320	1,339
Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,214
Georgia-Pacific Corp.
7.500% due 05/15/2006	2,000	2,050
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	6,611	6,760
HCA, Inc.
6.910% due 06/15/2005	20,830	21,064
7.125% due 06/01/2006	2,800	2,895
ITT Corp.
6.750% due 11/15/2005	7,450	7,543
Kerr-McGee Corp.
5.375% due 04/15/2005	13,120	13,125
Lear Corp.
7.960% due 05/15/2005	1,400	1,407
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,093
Mallinckrodt, Inc.
6.750% due 09/15/2005	3,000	3,031
MCI, Inc.
6.608% due 05/01/2007	462	471
7.688% due 05/01/2009	462	482
8.735% due 05/01/2014	396	437
Mirage Resorts, Inc.
7.250% due 10/15/2006	1,500	1,556
News America Holdings
7.430% due 10/01/2026	18,500	21,338
Pioneer Natural Resources Co.
8.875% due 04/15/2005	10,662	10,678
PP&L Capital Funding, Inc.
7.750% due 04/15/2005	3,075	3,079
Procter & Gamble Co.
4.000% due 04/30/2005	1,000	999
TCI Communications, Inc.
7.610% due 10/04/2005	2,385	2,442
6.875% due 02/15/2006	4,925	5,075
Time Warner, Inc.
7.750% due 06/15/2005	5,800	5,849
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,500	2,500
Tyco International Group S.A.
6.375% due 06/15/2005	16,620	16,706
6.375% due 02/15/2006	1,200	1,221
United Airlines, Inc.
2.630% due 03/02/2049 (a)(c)	7,867	7,270

		198,614

Utilities 3.6%

Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,363
BellSouth Corp.
4.119% due 04/26/2005 (a)	14,600	14,607
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	9,961	10,095
Dominion Resources, Inc.
7.625% due 07/15/2005	8,260	8,361
3.094% due 05/15/2006 (a)	3,000	3,008
Duke Energy Corp.
3.409% due 12/08/2005 (a)	1,200	1,201
Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,472
GPU, Inc.
7.700% due 12/01/2005	150	153
Nisource Finance Corp.
7.625% due 11/15/2005	15,000	15,347
Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,224
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	880	883
Pepco Holdings, Inc.
3.750% due 02/15/2006	4,500	4,496
Potomac Electric Power Co.
6.500% due 09/15/2005	1,500	1,521
PSI Energy, Inc.
6.500% due 08/01/2026	1,300	1,312
Qwest Corp.
6.625% due 09/15/2005	8,100	8,181
SBC Communications, Inc.
4.206% due 06/05/2021	27,480	27,528
Southern California Edison Co.
2.930% due 01/13/2006 (a)	2,500	2,505
Southwestern Electric Power
4.500% due 07/01/2005	3,385	3,395
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	7,500	7,501
Virginia Electric & Power Co.
5.750% due 03/31/2006	4,620	4,699

		152,852

Total Corporate Bonds & Notes (Cost $628,667)		626,906

U.S. GOVERNMENT AGENCIES 19.5%

Fannie Mae
1.300% due 04/19/2005	115,000	114,901
2.430% due 10/03/2005 (a)	1,200	1,200
2.500% due 06/28/2006	500	492
2.690% due 09/15/2005 (a)	40,000	39,991
2.745% due 05/22/2006 (a)	20,900	20,888
2.820% due 09/06/2005 (a)	19,100	19,095
2.825% due 09/07/2006 (a)	252,000	251,960
2.925% due 09/21/2006-09/22/2006 (a)(e)	53,400	53,376
3.000% due 08/25/2034 (a)	9,294	9,287
3.050% due 11/26/2032 (a)	4,139	4,139
3.300% due 10/25/2030 (a)	19	19
3.360% due 02/01/2018 (a)	41	42
3.368% due 05/01/2021-04/01/2029 (a)(e)	483	491
3.399% due 01/01/2029 (a)	58	59
3.450% due 10/25/2017 (a)	752	760
3.500% due 04/25/2017	4,734	4,711
3.702% due 07/01/2034	170	169
3.793% due 06/01/2034	113	112
3.802% due 05/01/2036 (a)	27,703	28,247
3.970% due 08/01/2026 (a)	50	51
4.057% due 11/01/2025 (a)	33	34
4.102% due 07/01/2029 (a)	691	706
4.107% due 08/01/2029 (a)	4,954	5,112
4.198% due 05/01/2036 (a)	505	517
4.375% due 10/01/2023	40	41
5.000% due 05/12/2035	2,000	1,950
5.266% due 12/01/2040 (a)	2,040	2,102
5.473% due 01/01/2032 (a)	1,960	1,988
6.000% due 02/25/2008	42	43
6.500% due 10/25/2023 (b)	117	12
6.500% due 05/01/2021-10/25/2042 (e)	2,663	2,709
7.000% due 03/01/2013	106	112
9.020% due 06/25/2032 (a)	1,694	1,802
Federal Home Loan Bank
1.500% due 05/09/2005	100,000	99,842
2.619% due 10/03/2005	35,000	34,998
2.880% due 06/13/2006	33,700	33,695
3.250% due 08/15/2005	35,000	35,030
Federal Housing Administration
7.350% due 04/01/2019	726	728
7.430% due 09/01/2022	98	99
7.435% due 02/01/2019	323	326
Freddie Mac
2.725% due 11/07/2005 (a)	5,000	5,002
3.000% due 11/15/2017	448	445
3.210% due 06/15/2031 (a)	1,026	1,030
3.625% due 08/01/2017 (a)	191	192
4.000% due 09/22/2009	8,500	8,284
6.500% due 07/25/2043	726	752
7.000% due 05/15/2023 (b)	10	0

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  35

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Government National Mortgage Association
3.000% due 02/20/2032 (a)	$3,118	$3,152
3.250% due 03/20/2029-03/20/2030 (a)(e)	3,087	3,121
3.320% due 02/16/2030 (a)	132	133
3.375% due 05/20/2021-05/20/2030 (a)(e)	14,926	15,151
3.500% due 08/20/2029-09/20/2029 (a)(e)	8,985	9,076
3.750% due 07/20/2022-09/20/2027 (a)(e)	1,319	1,336
4.000% due 02/20/2019 (a)	45	45
4.125% due 10/20/2017-10/20/2027 (a)(e)	2,273	2,313
6.000% due 01/15/2032-03/15/2032 (a)(e)	3,673	3,784
7.500% due 02/20/2030	424	444
8.000% due 07/15/2030-05/15/2032 (a)(e)	474	511
8.500% due 06/20/2027	491	533
Small Business Administration
7.540% due 08/10/2009	361	385

Total U.S. Government Agencies (Cost $827,364)		827,525

U.S. TREASURY OBLIGATIONS 2.8%

Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (h)	120	127
3.625% due 01/15/2008	68,128	73,292
3.875% due 01/15/2009	7,348	8,106
3.500% due 01/15/2011	438	490
U.S. Treasury Bond
10.000% due 05/15/2010	19,505	19,674
U.S. Treasury Notes
1.625% due 04/30/2005	7,600	7,595
1.125% due 06/30/2005	8,000	7,971

Total U.S. Treasury Obligations (Cost $117,874)		117,255

MORTGAGE-BACKED SECURITIES 4.5%

Banc of America Large Loan
3.010% due 11/15/2015 (a)	5,700	5,707
Bank of America Mortgage Securities, Inc.
6.513% due 07/25/2032 (a)	778	790
5.579% due 10/20/2032 (a)	4,337	4,373
6.500% due 02/25/2033	2,740	2,794
Bear Stearns Adjustable Rate Mortgage Trust
5.272% due 10/25/2032 (a)	367	367
3.130% due 02/25/2034 (a)	4,785	4,803
Commercial Mortgage Pass-Through Certificates
3.060% due 03/15/2020 (a)	4,690	4,691
Countrywide Home Loans, Inc.
6.174% due 07/19/2031 (a)	49	50
4.964% due 09/19/2032 (a)	947	943
3.120% due 04/25/2034 (a)	741	735
CS First Boston Mortgage Securities Corp.
2.456% due 03/25/2032 (a)	350	351
3.240% due 05/25/2032 (a)	1,283	1,280
3.400% due 08/25/2033 (a)	14,479	14,335
Fieldstone Mortgage Investment Corp.
3.070% due 11/25/2033	5,894	5,901
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	1,962	1,966
3.160% due 11/15/2031 (a)	1,676	1,691
3.110% due 08/15/2032 (a)	23,948	23,963
Greenwich Capital Acceptance, Inc.
2.663% due 06/25/2024 (a)	62	62
GSRPM Mortgage Loan Trust
3.250% due 11/25/2031 (a)	10,344	10,379
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (a)	6,000	6,003
Indymac Adjustable Rate Mortgage Trust
3.869% due 01/25/2032 (a)	21	21
6.701% due 01/25/2032 (a)	36	36
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,399	2,384
Mellon Residential Funding Corp.
3.340% due 10/20/2029 (a)	9,354	9,438
3.250% due 12/15/2030 (a)	6,900	6,912
Mortgage Capital Funding, Inc.
7.900% due 02/15/2006	176	181
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	644	662
SACO I, Inc.
3.040% due 07/25/2019 (a)	1,953	1,929
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (b)	303,294	2,808
Sequoia Mortgage Trust
3.230% due 10/20/2027 (a)	11,468	11,516
3.190% due 06/20/2032 (a)	544	544
3.200% due 07/20/2033 (a)	13,507	13,442
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	642	639
3.200% due 03/19/2033 (a)	8,303	8,321
Structured Asset Securities Corp.
7.000% due 11/25/2031	30	30
6.127% due 02/25/2032 (a)	910	924
3.350% due 07/25/2032 (a)	3,934	3,943
6.150% due 07/25/2032 (a)	3,029	3,043
3.140% due 01/25/2033 (a)	2,430	2,441
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	188	189
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	14,291	14,286
5.131% due 10/25/2032 (a)	3,177	3,213
5.389% due 02/25/2033 (a)	1,865	1,873
3.422% due 06/25/2042 (a)	10,872	10,979

Total Mortgage-Backed Securities (Cost $191,007)		190,938

ASSET-BACKED SECURITIES 4.7%

Advanta Revolving Home Equity Loan Trust
3.220% due 01/25/2024 (a)	32	32
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)	804	807
3.260% due 03/25/2033 (a)	721	725
3.330% due 02/25/2034 (a)	1,275	1,276
3.410% due 06/25/2034 (a)	7,473	7,499
Amortizing Residential Collateral Trust
3.200% due 10/25/2031 (a)	1,681	1,686
3.140% due 07/25/2032 (a)	57	57
3.200% due 08/25/2032 (a)	526	528
Argent Securities, Inc.
3.300% due 09/25/2033 (a)	1,793	1,804
3.030% due 11/25/2034 (a)	1,016	1,016
Bear Stearns Asset-Backed Securities, Inc.
3.030% due 04/25/2023 (a)	229	230
3.180% due 10/25/2032 (a)	1,996	2,000
3.300% due 07/25/2033 (a)	6,066	6,079
3.050% due 06/15/2043 (a)	176	177
Brazos Student Finance Corp.
3.740% due 06/01/2023 (a)	6,182	6,246
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	1,153	1,153
Centex Home Equity
3.110% due 04/25/2032 (a)	435	436
3.150% due 09/26/2033 (a)	2,875	2,881
Chase Credit Card Master Trust
2.940% due 01/15/2008 (a)	1,300	1,302
Chase Funding Loan Acquisition Trust
3.090% due 07/25/2030 (a)	2,136	2,138
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	221	221
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	6	6
3.160% due 05/25/2033 (a)	2,141	2,145
Countrywide Asset-Backed Certificates
3.644% due 10/25/2017 (a)	2,069	2,066
3.020% due 12/25/2018 (a)	444	445
3.040% due 09/25/2021 (a)	8,818	8,819
3.040% due 10/25/2021 (a)	963	964
2.990% due 09/25/2022 (a)	533	534
3.000% due 10/25/2023 (a)	360	361
3.090% due 12/25/2031 (a)	162	162
3.220% due 05/25/2032 (a)	860	861
3.000% due 12/25/2034 (a)	653	654
3.000% due 04/25/2035 (a)	19,471	19,487
2.940% due 08/25/2035 (a)	4,300	4,289
3.030% due 11/25/2035 (a)	1,240	1,241
Countrywide Home Equity Loan Trust
3.050% due 08/15/2025 (a)	126	126
Credit-Based Asset Servicing & Securitization LLC
3.190% due 01/25/2032 (a)	83	83
Delta Funding Home Equity Loan Trust
3.220% due 09/15/2029 (a)	105	106
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	184	184
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	10,328	10,333
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	5,074	5,061
Fremont Home Loan Trust
3.190% due 02/25/2033 (a)	581	581
2.960% due 01/25/2035 (a)	757	758
GMAC Mortgage Corp. Loan Trust
3.124% due 06/18/2027 (a)	246	246
GSAMP Trust
3.170% due 07/25/2032 (a)	267	270
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	1,838	1,840
Home Equity Asset Trust
3.260% due 03/25/2033 (a)	825	827
3.310% due 05/25/2033 (a)	1,163	1,170
Home Equity Mortgage Trust
3.270% due 01/25/2034 (a)	753	754
3.040% due 06/25/2034 (a)	1,937	1,938
3.000% due 12/25/2034 (a)	678	679
2.970% due 07/25/2035 (a)	13,200	13,206
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	556	557
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)	2,654	2,668
3.140% due 06/25/2029 (a)	81	81
3.120% due 07/25/2032 (a)	1,635	1,638
Long Beach Mortgage Loan Trust
3.100% due 09/25/2031 (a)	47	47
3.200% due 03/25/2032 (a)	117	119
3.130% due 07/25/2032 (a)	148	149
3.250% due 03/25/2033 (a)	391	391
3.170% due 06/25/2033 (a)	2,184	2,187
Meritage Mortgage Loan Trust
2.990% due 01/25/2035 (a)	1,128	1,129
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)	1,746	1,755
3.170% due 05/25/2033 (a)	33	33
3.210% due 11/25/2033 (a)	151	151
2.950% due 12/25/2034 (a)	68	68
2.970% due 01/25/2035 (a)	43	43
2.990% due 04/25/2035 (a)	1,865	1,866

36  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (a)		$6,675	$6,691
2.990% due 08/25/2034 (a)		634	634
3.000% due 11/25/2034 (a)		18,185	18,199
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		151	152
3.150% due 09/25/2032 (a)		336	336
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		185	185
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (a)		989	990
Option One Mortgage Loan Trust
3.120% due 06/25/2032 (a)		99	99
3.120% due 08/25/2032 (a)		987	989
2.960% due 05/25/2034 (a)		623	623
Renaissance Home Equity Loan Trust
3.290% due 08/25/2033 (a)		3,755	3,771
3.350% due 12/25/2033 (a)		491	493
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)		4,395	4,398
2.990% due 04/25/2026 (a)		4,019	4,023
3.180% due 12/25/2033 (a)		7,319	7,320
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)		1,521	1,528
3.150% due 01/25/2034 (a)		2,153	2,160
Salomon Brothers Mortgage Securities VII, Inc.
3.150% due 03/25/2032 (a)		671	674
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)		1,023	1,024
3.150% due 06/25/2033 (a)		663	664
2.820% due 12/25/2033		1,764	1,760
Sears Credit Account Master Trust
3.190% due 11/17/2009 (a)		3,900	3,912
6.450% due 11/17/2009		2,728	2,754
SLM Student Loan Trust
2.680% due 07/27/2009 (a)		2,676	2,678
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (a)		1,382	1,383
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)		105	105
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		274	274
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013 (a)		388	392

Total Asset-Backed Securities (Cost $199,344)			199,582

SOVEREIGN ISSUES 1.9%

Republic of Brazil
3.063% due 04/15/2006 (a)		26,026	26,020
10.000% due 01/16/2007		2,520	2,722
11.250% due 07/26/2007		2,600	2,915
11.500% due 03/12/2008		3,100	3,508
3.125% due 04/15/2009 (a)		22,703	22,224
8.840% due 06/29/2009 (a)		7,500	8,372
3.125% due 04/15/2012 (a)		9,991	9,438
8.000% due 04/15/2014		490	488
Russian Federation
8.750% due 07/24/2005		5,150	5,235

Total Sovereign Issues (Cost $78,915)			80,922

SHORT-TERM INSTRUMENTS (l) 69.6%

Certificates of Deposit 4.6%

Citibank New York N.A.
2.985% due 06/22/2005		89,400	89,400
HSBC Bank USA
2.720% due 04/01/2005		1,200	1,200
Wells Fargo Financials
2.790% due 04/08/2005		106,100	106,100

			196,700

Commercial Paper 27.9%

Bank of America, N.A.
2.800% due 08/08/2005		69,500	69,500
Bank of Ireland
2.780% due 04/29/2005		100,000	99,784
Fannie Mae
2.230% due 04/01/2005		27,671	27,671
2.555% due 04/01/2005		44,650	44,650
2.559% due 04/01/2005		40,000	40,000
2.390% due 04/15/2005		47,700	47,656
2.580% due 04/27/2005		65,000	64,879
2.672% due 05/25/2005		1,700	1,693
2.920% due 06/01/2005		30,000	29,849
2.640% due 06/02/2005		100	100
2.726% due 06/08/2005		65,200	64,833
2.675% due 06/13/2005		50,400	50,094
2.685% due 06/13/2005		13,600	13,517
2.875% due 06/27/2005		56,400	55,987
2.790% due 07/20/2005		30,000	29,717
3.063% due 07/20/2005		163,000	161,463
2.990% due 08/08/2005		700	692
Federal Home Loan Bank
2.515% due 04/15/2005		100,000	99,895
Ford Motor Credit Co.
2.520% due 04/07/2005		4,700	4,698
Freddie Mac
1.960% due 04/18/2005		25	25
2.420% due 04/19/2005		60,000	59,927
General Motors Acceptance Corp.
2.436% due 04/05/2005		6,700	6,698
2.495% due 04/05/2005		5,000	4,999
KFW International Finance, Inc.
2.630% due 04/14/2005		25,000	24,976
Spintab AB
2.690% due 05/25/2005		50,000	49,798
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		20,000	20,000
UBS Finance, Inc.
2.470% due 07/05/2005		106,500	106,500

			1,179,601

Repurchase Agreements 12.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $7,960. Repurchase proceeds are $7,801.)		7,800	7,800
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $22,856 and U.S. Treasury Bills 2.867% due 08/25/2005 valued at $8,856. Repurchase proceeds are $31,002.)		31,000	31,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.977%-2.979% due 09/01/2005-09/15/2005 valued at $251,147 and U.S. Treasury Notes 5.750% due 11/15/2005 valued at $259,151. Repurchase proceeds are $500,035.)		500,000	500,000

			538,800

French Treasury Bill 2.5%

2.040% due 06/16/2005	EC	82,130	105,791

U.S. Treasury Bills 21.9%

2.747% due 04/15/2005-09/15/2005 (e)(f)(h)		$931,157	926,286

Total Short-Term Instruments (Cost $2,947,825)			2,947,178

Total Investments (g) 117.8% (Cost $4,990,996)			$4,990,306

Written Options (j) (0.1%) (Premiums $169)			(2,288)

Other Assets and Liabilities (Net) (17.7%)			(753,438)

Net Assets 100.0%			$4,234,580

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Security is in default.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $199,428 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $8,061 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	2,932	$374
Eurodollar June Long Futures	06/2005	1,787	(1,277)
Eurodollar June Long Futures	06/2006	17	(32)
Eurodollar September Long Futures	09/2005	1,787	(2,262)
Eurodollar September Long Futures	09/2006	17	(32)
Eurodollar December Long Futures	12/2005	320	(616)
Eurodollar December Long Futures	12/2006	17	(32)
Euribor Written Put Options Strike @ 97.500	09/2005	2,654	1,076
U.S. Treasury 10-Year Note Long Futures	06/2005	1,766	(1,021)
U.S. Treasury 5-Year Note Long Futures	06/2005	29	1

			$(3,821)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  37

Schedule of Investments (Cont.)

Short-Term Fund

March 31, 2005

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$42,900	$744
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	3.000%	07/20/2005	163,000	33
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	18,500	(1,113)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010	7,900	117
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2007	61,500	156
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005	5,000	(146)

						$(209)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	$2,920	$10
Bear Stearns & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%	03/20/2007	4,800	(21)
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,000	7
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	2,000	0
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	5,000	29
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	4,000	0
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	1
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,000	15
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	2,000	7
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/24/2005	800	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	900	3
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	1,100	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	600	0
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	15,100	41
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	2,000	16
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	2,100	7
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/22/2005	1,100	4
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	2,000	0
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	1,000	0

						$125

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures	$95.750	12/19/2005	378	$169	$201

Name of Issuer	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings 7.430% due 10/01/2026	Lehman Brothers, Inc.	$100.000	10/01/2006	$18,500	$0	$2,087

38  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(k)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$6,625	$6,981	$7,006
U.S. Treasury Note	4.250	08/15/2013	165,770	163,523	163,420

				$170,504	$170,426

(l) Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	2,666	04/2005	$22	$0	$22
Sell		82,130	06/2005	0	(364)	(364)
Buy	JY	2,305,864	04/2005	0	(444)	(444)

				$22	$(808)	$(786)

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  39

Schedule of Investments

StocksPLUS Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.6%

Banking & Finance 4.9%

American General Finance Corp.
3.092% due 03/23/2007 (a)	$900	$900
Citigroup Global Markets Holdings, Inc.
2.999% due 03/07/2008 (a)	7,100	7,101
Ford Motor Credit Co.
3.100% due 07/18/2005 (a)	5,900	5,889
7.600% due 08/01/2005	8,600	8,691
4.000% due 03/21/2007 (a)	7,800	7,819
General Motors Acceptance Corp.
5.250% due 05/16/2005	3,100	3,106
3.920% due 10/20/2005 (a)	12,600	12,573
Goldman Sachs Group, Inc.
3.190% due 03/30/2007 (a)	2,200	2,203
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	11,700	11,681
Phoenix Quake Wind Ltd.
5.542% due 07/03/2008 (a)	600	619
5.550% due 07/03/2008 (a)	500	516
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	6,100	6,099
Vita Capital Ltd.
4.450% due 01/01/2007 (a)	300	301

		67,498

Industrials 4.3%

AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	5,800	5,809
Cox Communications, Inc.
3.550% due 12/14/2007 (a)	1,300	1,309
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	1,100	1,104
3.470% due 05/24/2006 (a)	6,940	6,971
Delhaize America, Inc.
7.375% due 04/15/2006	7,000	7,238
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	1,100	632
Georgia-Pacific Corp.
7.500% due 05/15/2006	5,300	5,433
Halliburton Co.
3.450% due 01/26/2007 (a)	3,600	3,600
HJ Heinz Co.
6.189% due 12/01/2005 (a)	5,500	5,581
Kerr-McGee Corp.
5.375% due 04/15/2005	7,965	7,968
Toyota Motor Credit Corp.
2.760% due 09/18/2006 (a)	2,800	2,800
Tyco International Group S.A.
6.375% due 06/15/2005	9,000	9,046
6.375% due 02/15/2006	2,600	2,646

		60,137

Utilities 2.4%

British Telecom PLC
7.875% due 12/15/2005	5,900	6,068
Hydro - Quebec
3.359% due 09/29/2049 (a)	1,200	1,141
Nisource Finance Corp.
7.625% due 11/15/2005	3,400	3,479
Pacific Gas & Electric Co.
3.800% due 04/03/2006 (a)	7,350	7,371
Sprint Capital Corp.
7.125% due 01/30/2006	6,700	6,860
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	9,050	9,051

		33,970

Total Corporate Bonds & Notes (Cost $162,264)		161,605

MUNICIPAL BONDS & NOTES 0.2%

Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,040	3,062

Total Municipal Bonds & Notes (Cost $3,026)		3,062

U.S. GOVERNMENT AGENCIES 6.8%

Fannie Mae
2.925% due 09/22/2006 (a)	6,300	6,297
2.970% due 03/25/2034 (a)	7,988	8,000
3.250% due 11/25/2032 (a)	4,678	4,707
3.368% due 04/01/2018 (a)	68	70
3.587% due 05/01/2022 (a)	20	20
4.100% due 07/01/2018 (a)	305	309
4.265% due 11/01/2027 (a)	79	80
4.365% due 11/01/2028 (a)	124	126
4.393% due 07/01/2028 (a)	80	82
4.419% due 04/01/2028 (a)	74	75
4.450% due 11/01/2028 (a)	97	98
4.855% due 12/01/2036 (a)	3,275	3,354
4.858% due 02/01/2027 (a)	11	11
4.998% due 12/01/2023 (a)	6	6
5.000% due 04/25/2033	5,689	5,689
5.116% due 09/01/2034 (a)	3,494	3,529
5.149% due 04/01/2033 (a)	2,046	2,067
5.500% due 04/13/2035	22,000	22,034
5.616% due 08/01/2029 (a)	62	63
5.996% due 04/25/2020	7	7
6.000% due 01/01/2017-10/01/2033 (e)	2,699	2,790
6.500% due 09/01/2005	9	9
6.500% due 09/25/2008-03/25/2023 (c)(e)	164	8
7.000% due 02/01/2015-03/01/2015 (e)	2,797	2,944
7.500% due 09/01/2015-05/01/2016 (e)	2,148	2,267
8.000% due 03/01/2030-07/01/2031 (e)	492	529
Federal Home Loan Bank
4.200% due 02/05/2007 (a)	1,100	1,019
Freddie Mac
3.311% due 06/01/2022 (a)	73	75
3.713% due 07/01/2019 (a)	860	882
3.946% due 12/01/2022 (a)	116	119
5.500% due 11/15/2015-08/15/2030 (e)	1,270	1,261
5.700% due 02/15/2031	1,418	1,426
6.000% due 03/01/2016-10/01/2033 (e)	10,500	10,756
6.500% due 10/25/2043	4,836	4,994
8.500% due 04/01/2025-06/01/2025 (e)	30	33
Government National Mortgage Association
3.250% due 09/20/2030 (a)	11	11
3.375% due 02/20/2026-02/20/2028 (a)(e)	2,216	2,254
3.750% due 07/20/2018-07/20/2027 (a)(e)	4,430	4,485
4.125% due 12/20/2022-12/20/2027 (a)(e)	880	896
8.000% due 04/20/2030	472	507

Total U.S. Government Agencies (Cost $94,237)		93,889

U.S. TREASURY OBLIGATIONS 8.4%

Treasury Inflation Protected Securities (d)
3.625% due 01/15/2008 (h)	90,767	97,646
3.875% due 01/15/2009	465	513
4.250% due 01/15/2010	1,473	1,678
3.500% due 01/15/2011	986	1,102
3.000% due 07/15/2012	3,182	3,503
2.000% due 07/15/2014	11,229	11,473

Total U.S. Treasury Obligations (Cost $115,515)		115,915

MORTGAGE-BACKED SECURITI ES 5.1%

Bank Mart
3.689% due 03/01/2019 (a)(k)	1,457	1,404
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2031	2,160	2,230
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)	561	566
5.348% due 01/25/2033 (a)	749	757
5.095% due 03/25/2033 (a)	1,297	1,299
4.270% due 01/25/2034 (a)	2,368	2,362
4.736% due 01/25/2034 (a)	4,717	4,702
Countrywide Alternative Loan Trust
6.000% due 10/25/2033	4,052	4,093
CS First Boston Mortgage Securities Corp.
2.626% due 03/25/2032 (a)	3,708	3,723
5.195% due 06/25/2032 (a)	269	271
6.246% due 06/25/2032 (a)	356	358
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	169	168
Fund America Investors Corp.
3.972% due 06/25/2023 (a)	30	30
GSR Mortgage Loan Trust
3.200% due 01/25/2034 (a)	1,059	1,061
Impac CMB Trust
3.250% due 07/25/2033 (a)	4,041	4,046
3.230% due 10/25/2033 (a)	621	623
MASTR Adjustable Rate Mortgages Trust
3.787% due 12/21/2034 (a)	2,815	2,814
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,094	3,074
Mellon Residential Funding Corp.
3.050% due 06/15/2030 (a)	8,479	8,465
Merrill Lynch Mortgage Investors, Inc.
3.761% due 01/25/2029 (a)	6,630	6,833
4.910% due 12/25/2032 (a)	1,165	1,147
Prime Mortgage Trust
3.250% due 02/25/2019 (a)	427	428
3.250% due 02/25/2034 (a)	1,666	1,669
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	12	12
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,462	1,503
Salomon Brothers Mortgage Securities VII, Inc.
4.528% due 12/25/2030 (a)	1,801	1,812
Structured Asset Mortgage Investments, Inc.
9.533% due 06/25/2029 (a)	1,875	1,971
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	1,929	1,930
3.330% due 03/25/2031 (a)	203	204
4.076% due 09/25/2036 (a)	9	10
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	304	305
3.433% due 02/27/2034 (a)	3,364	3,352
3.422% due 06/25/2042 (a)	7,180	7,250

Total Mortgage-Backed Securities (Cost $70,733)		70,472

ASSET-BACKED SECURITIES 3.5%

AFC Home Equity Loan Trust
3.000% due 06/25/2028 (a)	1,174	1,175
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	334	335
Amortizing Residential Collateral Trust
3.170% due 07/25/2032 (a)	290	291

40  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.960% due 09/25/2021 (a)		$1,316	$1,317
3.220% due 10/25/2032 (a)		1,215	1,223
Countrywide Asset-Backed Certificates
2.940% due 06/25/2022 (a)		2,465	2,466
2.990% due 05/25/2023 (a)		7,828	7,836
3.070% due 05/25/2029 (a)		719	719
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)		825	832
3.180% due 05/25/2043 (a)		962	963
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.980% due 10/25/2034 (a)		3,421	3,420
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)		3,514	3,519
Household Mortgage Loan Trust
3.200% due 02/20/2033 (a)		1,835	1,842
Impac CMB Trust
3.100% due 01/25/2034 (a)		3,626	3,631
Indymac Home Equity Loan Asset-Backed Trust
3.300% due 10/25/2033 (a)		575	575
Irwin Home Equity Loan Trust
3.100% due 11/25/2028 (a)		3,471	3,471
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)		827	825
Novastar Home Equity Loan
3.125% due 04/25/2028 (a)		356	356
Residential Asset Mortgage Products, Inc.
3.100% due 02/25/2034 (a)		9,384	9,405
Residential Asset Securities Corp.
2.970% due 06/25/2025 (a)		1,081	1,082
3.150% due 01/25/2034 (a)		2,717	2,726
Structured Asset Securities Corp.
2.970% due 06/25/2034 (a)		301	301

Total Asset-Backed Securities (Cost $48,241)			48,310

SOVEREIGN ISSUES 2.0%

Republic of Brazil
3.063% due 04/15/2006 (a)		2,796	2,796
10.000% due 01/16/2007		3,000	3,240
11.250% due 07/26/2007		300	337
3.125% due 04/15/2009 (a)		529	518
3.125% due 04/15/2009 (a)		2,647	2,591
3.125% due 04/15/2012 (a)		706	667
8.000% due 04/15/2014		111	111
Russian Federation
8.750% due 07/24/2005		12,000	12,199
United Mexican States
3.330% due 01/13/2009 (a)		4,700	4,755

Total Sovereign Issues (Cost $26,875)			27,214

FOREIGN CURRENCY-DENOMINATED ISSUES (m) 9.5%

Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	9,750	8,928
Republic of France
5.750% due 10/25/2032	EC	100	164
Republic of Germany
2.000% due 06/17/2005		94,500	122,478
5.500% due 01/04/2031		200	317

Total Foreign Currency-Denominated Issues (Cost $129,551)			131,887

	# of Contracts
PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 95.000 Exp. 06/13/2005		451	3
Strike @ 94.750 Exp. 06/13/2005		207	1
Strike @ 94.500 Exp. 06/13/2005		1,041	6
Eurodollar September Futures (CME)
Strike @ 93.750 Exp. 09/19/2005		127	1
Strike @ 93.250 Exp. 09/19/2005		2,114	26

S&P 500 Index June Futures (CME)
Strike @ 700.000 Exp. 06/17/2005		2,400	1

Total Purchased Put Options (Cost $108)			38

	Shares
PREFERRED SECURITY 0.7%

DG Funding Trust
3.360% due 12/29/2049 (a)		913	9,769

Total Preferred Security (Cost $9,564)			9,769

PREFERRED STOCK 0.1%

Fannie Mae
7.000% due 12/31/2049 (a)		36,000	2,000

Total Preferred Stock (Cost $1,800)			2,000

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (m) 54.0%

Certificates of Deposit 7.7%

Citibank, N.A.
2.900% due 06/10/2005		$32,300	32,300
HSBC Bank USA
2.720% due 04/01/2005		38,300	38,300
Wells Fargo Bank, N.A.
2.790% due 04/07/2005		36,100	36,100

			106,700

Commercial Paper 22.1%

Delphi Corp.
2.090% due 04/11/2005		8,800	8,800
Fannie Mae
2.390% due 04/15/2005		17,200	17,184
2.508% due 04/20/2005		23,000	22,969
2.580% due 04/27/2005		14,200	14,173
2.635% due 05/11/2005		600	598
2.694% due 06/01/2005		44,100	43,879
2.732% due 06/01/2005		9,600	9,552
2.710% due 06/14/2005		1,800	1,789
3.010% due 08/01/2005		400	396
Federal Home Loan Bank
2.515% due 04/15/2005		50,000	49,947
General Electric Capital Corp.
2.900% due 06/08/2005		42,600	42,360
Rabobank USA Financial Corp.
2.820% due 04/01/2005		38,800	38,800
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		13,800	13,800
UBS Finance, Inc.
2.830% due 04/01/2005		37,000	37,000
2.725% due 06/01/2005		5,400	5,373

			306,620

Repurchase Agreements 17.6%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae1.550% due 07/07/2005 valued at $8,546. Repurchase proceeds are $8,379.)		8,378	8,378
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S.Treasury Bonds 7.250% due 05/15/2016 valued at $24,965 and U.S. Treasury Strips 0.000% due 08/15/2007 valued at $10,834. Repurchase proceeds are $35,002.)		35,000	35,000
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S.Treasury Bills 2.457% due 04/28/2005 valued at $99,804 and U.S. Treasury Notes 2.000% due 08/31/2005 valued at $104,394. Repurchase proceeds are $200,014.)		200,000	200,000

			243,378

French Treasury Bills 0.7%

1.000% due 06/16/05-07/07/2005 (e)	EC	7,750	10,003

U.S. Treasury Bills 5.9%

2.725% due 05/05/2005-06/16/2005 (e)(g)(h)		$82,630	82,149

Total Short-Term Instruments (Cost $748,883)			748,850

Total Investments (f) 101.9% (Cost $1,410,797)			$1,413,011

Written Options (j) (0.0%) (Premiums $511)			(154)

Other Assets and Liabilities (Net) (1.9%)			(25,814)

Net Assets 100.0%			$1,387,043

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Interest only security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $6,984 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $2,738 have been pledged as collateral for swap and swaption contracts at March 31, 2005.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  41

Schedule of Investments (Cont.)

StocksPLUS Fund

March 31, 2005

(h)	Securities with an aggregate market value of $95,080 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	292	$(427)
Eurodollar September Long Futures	09/2005	1,115	(2,112)
Eurodollar December Long Futures	12/2005	1,051	(2,056)
Euribor Purchased Put Options Strike @ 92.500	12/2005	175	(3)
Euribor Purchased Put Options Strike @ 93.000	12/2005	400	(6)
Euribor Purchased Put Options Strike @ 94.250	12/2005	1,052	(16)
Euribor Purchased Put Options Strike @ 96.250	12/2005	1,346	(22)
Euribor Purchased Put Options Strike @ 96.380	12/2005	945	(15)
Euribor Purchased Put Options Strike @ 97.000	06/2005	290	(5)
Euribor Written Put Options Strike @ 97.375	12/2005	621	(22)
Euribor Written Put Options Strike @ 97.750	06/2005	3,587	1,295
Government of Japan 10-Year Note Long Futures	06/2005	22	350
Emini S&P 500 Index June Long Futures	06/2005	8,688	(11,091)
S&P 500 Index June Long Futures	06/2005	2,591	(17,867)
U.S. Treasury 10-Year Note Long Futures	06/2005	1,085	(1,063)
United Kingdom 90-Day LIBOR Purchased Put Options Strike @ 93.875	06/2005	1,200	(27)
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	1,616	542

			$(32,545)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized (Depreciation)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	387,100	$(139)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		270,000	(141)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		1,710,000	(767)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		500,000	(263)

							$(1,310)

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	$2,800	$(12)
HSBC Bank USA	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	2,800	(12)
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.610%	03/20/2007	17,500	(80)
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	05/24/2005	13,100	36
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	5,300	18

						$(50)

Total Return Swaps

Counterparty	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.040%	05/04/2005	11,569	$(413)
Credit Suisse First Boston	S&P 500 Index	1-month USD-LIBOR plus 0.050%	06/22/2005	45,088	(637)

					$(1,050)

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	521	$276	$8
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	346	112	76
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	346	123	70

				$511	$154

42  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(k)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bank Mart	3.689	03/01/2019	07/07/1995	$1,461	$1,404	0.10%

(l)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$34,100	$32,376	$32,574
U.S. Treasury Note	4.250	11/15/2013	30,400	29,941	30,293
U.S. Treasury Note	4.000	02/15/2014	128,500	124,048	124,869

				$186,365	$187,736

(m)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	5,600	09/2005	$0	$(9)	$(9)
Buy	EC	1,680	04/2005	9	0	9
Sell		100,326	04/2005	4,227	0	4,227
Sell		7,750	06/2005	0	(36)	(36)
Buy	JY	2,809,070	04/2005	0	(541)	(541)
Sell	N$	11,459	04/2005	275	0	275

				$4,511	$(586)	$3,925

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  43

Summary Schedule of Investments

Total Return Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)	% of Net Assets
BANK LOAN OBLIGATIONS

Total Bank Loan Obligations (b) (Cost $3,474)			$3,544	0.1%

CORPORATE BONDS & NOTES

Banking & Finance

Wells Fargo & Co.
5.125% due 02/15/2007		$3,500	3,564	0.0%
Other Banking & Finance (b)			1,924,056	2.4%

Total Banking & Finance			1,927,620	2.4%

Industrials

Total Industrials (b)			1,327,502	1.6%

Utilities

Total Utilities (b)			177,504	0.2%

Total Corporate Bonds & Notes (Cost $3,380,096)			3,432,626	4.2%

MUNICIPAL BONDS & NOTES

Total Municipal Bonds & Notes (b) (Cost $738,176)			774,443	0.9%

U.S. GOVERNMENT AGENCIES

Fannie Mae
5.000% due 04/18/2020		2,179,210	2,177,848	2.7%
5.000% due 05/17/2020		621,500	619,752	0.8%
5.000% due 03/01/2034		565,489	554,639	0.7%
5.000% due 05/12/2035		1,952,900	1,904,078	2.3%
5.500% due 04/13/2035		12,130,700	12,149,648	14.9%
0.000% - 22.425% due 06/01/2005 - 01/25/2048 (a)(c)(d)		6,033,299	6,088,937	7.5%
Federal Home Loan Bank
3.000% - 6.750% due 04/10/2006 - 06/18/2014 (a)		49,300	45,817	0.0%
Freddie Mac
1.000% - 82.576% due 04/01/2005 - 03/25/2044 (a)(d)		1,712,041	1,757,217	2.1%
Other U.S. Government Agencies (b)			1,359,664	1.7%

Total U.S. Government Agencies (Cost $26,597,354)			26,657,600	32.7%

U.S. TREASURY OBLIGATIONS

Treasury Inflation Protected Securities (e)
3.875% due 01/15/2009		1,182,555	1,304,492	1.6%
4.250% due 01/15/2010		818,567	932,070	1.2%
0.875% due 04/15/2010		1,320,672	1,292,274	1.6%
3.500% due 01/15/2011		1,198,241	1,338,927	1.7%
3.000% due 07/15/2012		944,674	1,039,994	1.3%
2.375% due 01/15/2025		1,079,540	1,161,526	1.4%
1.625% - 3.875% due 01/15/2007 - 04/15/2029 (a)		546,634	598,088	0.7%
U.S. Treasury Bonds
5.250% - 8.125% due 08/15/2019 - 08/15/2029 (a)		109,375	118,660	0.1%
U.S. Treasury Notes
1.625% - 7.000% due 04/30/2005 - 07/15/2009 (a)		13,985	13,958	0.0%

Total U.S. Treasury Obligations (Cost $7,777,529)			7,799,989	9.6%

MORTGAGE-BACKED SECURITIES

Total Mortgage-Backed Securities (b) (Cost $1,228,791)			1,281,407	1.5%

ASSET-BACKED SECURITIES

Total Asset-Backed Securities (b) (Cost $1,744,888)			1,668,408	2.1%

SOVEREIGN ISSUES

Kingdom of Spain
7.000% due 07/19/2005		500	506	0.0%
Russian Federation
5.000% due 03/31/2030 (h)		566,265	580,705	0.7%
Other Sovereign Issues (b)			1,606,050	2.0%

Total Sovereign Issues (Cost $2,074,595)			2,187,261	2.7%

FOREIGN CURRENCY-DENOMINATED ISSUES (n)

Kingdom of Spain
0.000% due 06/17/2005	EC	450,200	581,184	0.7%
5.750% due 07/30/2032		216,875	356,005	0.5%
4.200% due 01/31/2037		73,900	96,876	0.1%
Republic of France
5.750% due 10/25/2032		529,700	869,650	1.1%
4.750% due 04/25/2035		312,775	448,632	0.6%
4.000% - 5.500% due 04/25/2029 - 04/25/2055 (a)		73,475	98,437	0.1%
Republic of Germany
5.500% due 01/04/2031		412,450	652,958	0.8%
3.750% - 6.500% due 07/04/2012 - 07/04/2034 (a)		509,875	834,253	1.0%
Other Foreign Currency-Denominated Issues (b)			435,633	0.5%

Total Foreign Currency-Denominated Issues (Cost $4,318,296)			4,373,628	5.4%

PURCHASED CALL OPTIONS

Total Purchased Call Options (b) (Cost $63,197)			64,150	0.1%

PURCHASED PUT OPTIONS

Total Purchased Put Options (b) (Cost $1,150)			811	0.0%

SHORT-TERM INSTRUMENTS (n)

Certificates of Deposit

Bank of America, N.A.
2.480% - 2.960% due 04/06/2005 - 06/13/2005 (a)		$1,396,800	1,396,800	1.7%
Citibank New York N.A.
1.000% - 2.965% due 04/22/2005 - 06/17/2005 (a)		1,268,900	1,268,900	1.6%
Nordea Bank Finland PLC
2.675% - 2.805% due 05/24/2005 - 07/05/2005 (a)		350,000	350,000	0.4%
Svenska Handelsbanken, Inc.
2.640% due 04/18/2005		100,000	100,000	0.1%
Unicredito Italiano SpA
2.805% due 05/03/2005		500,000	500,002	0.6%
Wells Fargo & Co.
2.790% due 04/07/2005 - 04/13/2005 (a)		1,490,400	1,490,400	1.8%
Other Certificates of Deposit (b)			637,800	0.8%

			5,743,902	7.0%

Commercial Paper

Anz (Delaware), Inc.
2.410% - 2.840% due 04/07/2005 - 06/03/2005 (a)		652,330	651,030	0.8%
Anz National International Ltd.
2.630% - 2.900%due 04/28/2005 - 06/08/2005 (a)		548,672	547,262	0.7%

44  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)	% of Net Assets
Bank of America, N.A.
2.915% due 06/01/2005		$550,000	$547,239	0.7%
Bank of Ireland
2.505% - 2.940% due 04/11/2005 - 08/17/2005 (a)		1,251,711	1,246,681	1.5%
Barclays U.S. Funding Corp.
2.480% - 2.960% due 04/05/2005 - 06/17/2005 (a)		819,200	817,033	1.0%
CBA (de) Finance
2.495% - 2.860% due 04/05/2005 - 06/06/2005 (a)		557,240	555,334	0.7%
CDC IXIS Commercial Paper, Inc.
2.510% - 2.955% due 04/12/2005 - 07/11/2005 (a)		576,500	574,043	0.7%
Danske Corp.
2.375% - 2.980% due 04/01/2005 - 06/30/2005 (a)		916,900	914,135	1.1%
Den Norske Bank ASA
2.610% - 2.980% due 04/25/2005 - 07/14/2005 (a)		539,400	537,023	0.7%
Dexia Delaware LLC
2.620% - 3.000% due 04/27/2005 - 07/05/2005 (a)		589,215	587,490	0.7%
Fannie Mae
1.010% - 3.030% due 04/01/2005 - 08/08/2005 (a)		10,050,085	10,007,714	12.3%
Federal Home Loan Bank
2.467% - 2.840% due 04/08/2005 - 06/10/2005 (a)		1,665,713	1,662,811	2.0%
Ford Motor Credit Co.
2.470% - 3.400% due 04/04/2005 - 08/26/2005 (a)		418,900	415,130	0.5%
Fortis Funding LLC
2.500% - 2.780% due 04/07/2005 - 05/20/2005 (a)		358,400	357,816	0.4%
Freddie Mac
2.376% - 3.020% due 04/01/2005 - 08/09/2005 (a)		6,180,413	6,153,334	7.6%
HBOS Treasury Services PLC
2.470% - 2.960% due 04/05/2005 - 06/22/2005 (a)		2,242,186	2,235,348	2.7%
Nordea North America, Inc.
2.450% - 2.840% due 04/04/2005 - 06/20/2005 (a)		637,800	634,981	0.8%
Pfizer, Inc.
2.390% - 2.690% due 04/01/2005 - 05/11/2005 (a)		408,900	408,349	0.5%
Rabobank USA Financial Corp.
2.420% - 2.985% due 04/01/2005 - 06/30/2005 (a)		894,500	891,613	1.1%
Skandinaviska Enskilda Banken AB (SEB)
2.460% - 2.970% due 04/01/2005 - 06/24/2005 (a)		585,600	583,361	0.7%
Spintab AB
2.500% - 2.920% due 04/04/2005 - 07/22/2005 (a)		647,000	645,184	0.8%
Svenska Handelsbanken, Inc.
2.485% - 2.990% due 04/04/2005 - 06/30/2005 (a)		541,300	539,693	0.7%
Swedbank, Inc.
2.420% - 2.980% due 04/07/2005 - 06/29/2005 (a)		500,000	498,462	0.6%
UBS Finance, Inc.
2.470% - 3.020% due 04/14/2005 - 07/22/2005 (a)		1,983,700	1,975,570	2.4%
Westpac Capital Corp.
2.405% - 3.050% due 04/04/2005 - 07/22/2005 (a)		1,452,960	1,446,813	1.8%
Other Commercial Paper (b)			3,741,233	4.5%

			39,174,682	48.2%

Repurchase Agreements

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.625% due 04/15/2005 valued at $4,053; U.S. Treasury Bonds 6.875%-10.375% due 11/15/2012-08/15/2025 valued at $46,886; U.S. Treasury Bills 2.624% due 04/21/2005 valued at $18,912; and U.S. Treasury Notes 2.625%-5.625% due 12/31/2006-01/15/2010 valued at $231,034. Repurchase proceeds are $295,000.)		294,980	294,980	0.4%
UBS Warburg LLC
2.400% - 2.510% due 04/01/2005 (a) (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.000%-3.000% due 07/15/2012-01/15/2025 valued at $826,692, U.S. Treasury Bills 2.930% due 09/22/2005 valued at $49,289, U.S. Treasury Notes 2.000% due 08/31/2005 valued at $149,620 and U.S. Treasury Strips 0.000% due 05/15/2021-02/15/2025 valued at $2,094,326. Repurchase proceeds are $3,047,812.)		3,047,600	3,047,600	3.7%

			3,342,580	4.1%

French Treasury Bills
1.000% - 1.010% due 05/26/2005 - 09/01/2005 (a)	EC	707,200	911,954	1.1%

German Treasury Bills
1.000% - 2.000% due 05/11/2005 - 07/13/2005 (a)		840,000	1,084,084	1.3%

U.S. Treasury Bills
2.040% - 2.982% due 04/07/2005 - 09/01/2005 (a)(g)(i)		$1,950,335	1,940,783	2.4%

Total Short-Term Instruments (Cost $52,218,414)			52,197,985	64.1%

Total Investments (f) (Cost $100,145,960)			$100,441,852	123.4%

Written Options (k) (Premiums $61,651)			(44,603)	(0.1)%

Other Assets and Liabilities (Net)			(19,003,966)	(23.3)%

Net Assets			$81,393,283	100.0%

Notes to Summary Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(b)	Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of March 31, 2005.
(c)	The grouping contains a principal only security.
(d)	The grouping contains an interest only security.
(e)	Principal amount of security is adjusted for inflation.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $777,485 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $71,531 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(h)	Variable rate security.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  45

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

(i)	Securities with an aggregate market value of $563,890 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,821	$57
Eurodollar June Long Futures	06/2005	68,559	(100,024)
Eurodollar September Long Futures	09/2005	70,338	(111,265)
Eurodollar December Long Futures	12/2005	67,218	(112,551)
Euribor Written Put Options Strike @ 97.750	06/2005	10,946	3,148
Euro-Bobl 5-Year Note Short Futures	06/2005	13,707	(10,438)
Government of Japan 10-Year Note Long Futures	06/2005	880	13,574
U.S. Treasury 10-Year Note Long Futures	06/2005	113,760	(81,364)
U.S. Treasury 30-Year Bond Long Futures	06/2005	5,937	7,178
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	6,432	2,708

			$(388,977)

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/16/2011	BP	442,880	$(4,601)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		104,800	(1,724)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,484)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	(40)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	211,200	21,858
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		180,000	17,711
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		93,200	6,822
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	5,202
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(5,250)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,892)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(16,632)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(27,455)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$840,200	21,386
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		506,000	13,088
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		213,600	4,210

							$28,199

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	$50,000	$(360)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(77)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	10,100	30
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	30
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	0
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	4
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	9
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	140
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	9,700	32
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	7
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	4
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	(149)
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	88
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	80
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	7,700	26
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	0
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	282
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	0

						$157

46  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	723	$438	$22
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	12,183	9,864	1,523
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	12,000	4,848	187
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	20,460	5,450	639
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	1,629	465	127
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	36,499	15,896	13,117
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	14,968	14,251	18,009
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	24,817	9,127	10,082
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	4,400	1,260	894

				$61,599	$44,600

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	$700	$20	$1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	13	1
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	1
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	0

						$52	$3

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844	08/01/2021	07/21/1992	$1,193	$1,137	0.00%
First Interstate Bancorp	8.875	01/01/2009	01/04/1999	22	20	0.00%
First Interstate Bancorp	9.125	01/01/2009	01/04/1990	1	1	0.00%
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	3,871	3,848	0.00%
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,575	1,463	0.00%
United Airlines, Inc.	6.932	09/01/2011	12/28/2001	10,500	4,587	0.01%
Sprint Capital Corp.	6.000	01/15/2017	02/28/2002	37,401	38,534	0.05%
Sprint Capital Corp.	7.125	01/30/2006	05/28/2002	13,679	13,790	0.02%

				$68,242	$63,380	0.08%

(m)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$777,350	$792,169	$797,441

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  47

Summary Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

(n)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	23,066	04/2005	$573	$0	$573
Buy	BR	49,291	04/2005	720	0	720
Buy		97,849	05/2005	0	(597)	(597)
Buy		52,135	06/2005	415	0	415
Buy		764,072	09/2005	25	(1,083)	(1,058)
Sell	C$	126,249	04/2005	22	(181)	(159)
Buy	CP	21,112,486	05/2005	0	(784)	(784)
Buy		10,514,447	06/2005	128	0	128
Buy		3,708,679	08/2005	0	(47)	(47)
Buy	EC	1,335,738	04/2005	130	(1,063)	(933)
Sell		4,039,102	04/2005	122,389	(139)	122,250
Sell		400,000	05/2005	184	(2,246)	(2,062)
Sell		1,219,200	06/2005	904	0	904
Buy	H$	120,038	04/2005	0	(69)	(69)
Buy	JY	110,795,832	04/2005	76	(26,725)	(26,649)
Sell		114,108,206	04/2005	0	(1,372)	(1,372)
Buy	KW	17,895,190	04/2005	291	0	291
Buy		37,275,417	05/2005	571	0	571
Buy		20,420,000	06/2005	0	(296)	(296)
Buy	MP	377,863	05/2005	139	(77)	62
Buy		193,988	06/2005	105	0	105
Sell	N$	56,083	04/2005	1,350	0	1,350
Buy	PN	110,577	05/2005	50	0	50
Buy		61,688	06/2005	0	(16)	(16)
Buy	PZ	115,992	05/2005	0	(822)	(822)
Buy		59,718	06/2005	0	(318)	(318)
Buy	RP	756,078	05/2005	0	(117)	(117)
Buy		1,191,511	06/2005	0	(237)	(237)
Buy	RR	443,667	04/2005	146	0	146
Buy		921,167	05/2005	49	0	49
Buy		527,623	06/2005	0	(244)	(244)
Buy	S$	26,024	04/2005	0	(198)	(198)
Buy		54,711	05/2005	0	(261)	(261)
Buy		29,496	06/2005	0	(305)	(305)
Buy	SR	102,972	05/2005	0	(140)	(140)
Buy	SV	1,036,483	05/2005	0	(797)	(797)
Buy		592,769	06/2005	0	(382)	(382)
Buy	T$	1,079,657	05/2005	13	(21)	(8)
Buy		575,038	06/2005	0	(736)	(736)

				$128,280	$(39,273)	$89,007

48  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

03.31.05  |  PIMCO Funds Annual Report  49

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income** (a)	Net Realized/ Unrealized Gain (Loss) on Investments** (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
03/31/2005	$10.52	$0.21	$0.34	$0.55	$(0.20)	$(0.31)	$0.00
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)	0.00
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00	(0.03)

High Yield Fund

Class R
03/31/2005	$9.69	$0.60	$0.02	$0.62	$(0.61)	$0.00	$0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00	0.00

Low Duration Fund

Class R
03/31/2005	$10.31	$0.15	$(0.14)	$0.01	$(0.15)	$(0.06)	$0.00
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)	0.00
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00	0.00

Real Return Fund

Class R
03/31/2005	$11.79	$0.25	$0.06	$0.31	$(0.36)	$(0.32)	$0.00
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)	0.00
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00	0.00

Short-Term Fund

Class R
03/31/2005	$10.07	$0.12	$(0.04)	$0.08	$(0.11)	$(0.03)	$0.00
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)	0.00
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00	0.00

StocksPLUS Fund

Class R
03/31/2005	$9.63	$0.09	$0.39	$0.48	$(0.48)	$0.00	$0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00	0.00

Total Return Fund

Class R
03/31/2005	$10.94	$0.19	$(0.04)	$0.15	$(0.19)	$(0.33)	$0.00
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)	0.00
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00	0.00

50  PIMCO Funds Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets**		Portfolio Turnover Rate
Foreign Bond Fund (U.S. Dollar-Hedged)

Class R
03/31/2005	$(0.51)	$10.56	5.30%	$998	1.20%		2.02%		477%
03/31/2004	(0.46)	10.52	2.71	73	1.22	(b)	2.46		711
12/31/2002 - 03/31/2003	(0.08)	10.70	1.93	10	1.20	*	3.02	*	589

High Yield Fund

Class R
03/31/2005	$(0.61)	$9.70	6.60%	$6,905	1.15%		6.15%		62%
03/31/2004	(0.63)	9.69	16.33	1,342	1.15		6.32		105
12/31/2002 - 03/31/2003	(0.17)	8.90	6.44	11	1.15	*	7.57	*	129

Low Duration Fund

Class R
03/31/2005	$(0.21)	$10.11	0.17%	$4,718	1.15%		1.43%		278%
03/31/2004	(0.23)	10.31	2.00	1,490	1.15		1.36		247
12/31/2002 - 03/31/2003	(0.06)	10.33	1.21	10	1.15	*	2.09	*	218

Real Return Fund

Class R
03/31/2005	$(0.68)	$11.42	2.74%	$40,738	1.15%		2.16%		369%
03/31/2004	(0.83)	11.79	10.95	8,240	1.15		1.75		308
12/31/2002 - 03/31/2003	(0.07)	11.42	2.02	10	1.15	*	2.36	*	191

Short-Term Fund

Class R
03/31/2005	$(0.14)	$10.01	0.84%	$504	1.10	%(c)	1.23%		356%
03/31/2004	(0.11)	10.07	1.38	48	1.15		0.75		268
12/31/2002 - 03/31/2003	(0.05)	10.04	0.95	10	1.15	*	1.66	*	77

StocksPLUS Fund

Class R
03/31/2005	$(0.48)	$9.63	5.13%	$1,355	1.30%		0.96%		371%
03/31/2004	(0.69)	9.63	34.07	135	1.30		0.47		287
12/31/2002 - 03/31/2003	0.00	7.71	(2.41)	10	1.30	*	(16.53	)*	282

Total Return Fund

Class R
03/31/2005	$(0.52)	$10.57	1.35%	$104,680	1.15%		1.76%		470%
03/31/2004	(0.42)	10.94	5.42	31,079	1.15		1.69		273
12/31/2002 - 03/31/2003	(0.08)	10.79	1.90	2,099	1.15	*	2.91	*	234

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.20%.
(c)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12-b-1 Fees, respectively.

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  51

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	Foreign Bond Fund (U.S. Dollar-Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
Assets:

Investments, at value	$1,964,155	$6,415,521	$12,595,890	$17,158,539	$4,451,506	$1,169,633	$100,441,852
Repurchase agreements, at value	0	0	1,775,000	0	538,800	243,378	0
Cash	443	0	0	0	0	340	340,347
Foreign currency, at value	21,472	17,252	12,774	9,596	112	1,944	297,033
Receivable for investments sold	113,180	83,577	67,369	187,887	1,959	11	3,113,227
Receivable for investments sold on delayed delivery basis	245,496	36,964	0	838,844	268,994	189,416	807,860
Unrealized appreciation on forward foreign currency contracts	32,374	12,442	13,916	9,592	22	4,511	128,280
Receivable for Fund shares sold	10,419	25,127	49,290	73,493	13,388	2,295	196,162
Interest and dividends receivable	26,821	123,671	32,250	130,436	16,430	6,075	276,396
Variation margin receivable	4,552	3,331	7,115	10,477	11,262	7,557	87,140
Swap premiums paid	13,340	774	1,251	16,018	176	0	23,964
Unrealized appreciation on swap agreements	12,283	18,954	14,055	84,271	1,196	54	91,103
Other assets	0	700	0	0	224	0	2

	2,444,535	6,738,313	14,568,910	18,519,153	5,304,069	1,625,214	105,803,366

Liabilities:

Payable for investments purchased	$78,040	$10,842	$777,752	$201,735	$651,238	$24,204	$22,986,055
Payable for investments purchased on delayed delivery basis	126,552	63,248	0	3,033,751	161,738	0	67,404
Unrealized depreciation on forward foreign currency contracts	232	2,908	3,594	3,224	808	586	39,273
Payable for reverse repurchase agreements	0	0	0	130,207	0	0	0
Payable for short sales	277,357	0	0	836,012	170,504	188,045	792,169
Overdraft due to Custodian	0	5,798	10,355	675	27	0	0
Written options outstanding	1,998	986	0	1,612	2,288	154	44,603
Payable for Fund shares redeemed	3,967	39,737	58,041	36,533	67,854	13,092	281,483
Dividends payable	403	9,196	4,185	1,428	1,268	0	28,372
Accrued investment advisory fee	390	1,457	2,932	2,947	917	514	17,163
Accrued administration fee	500	1,858	2,779	3,748	813	373	15,067
Accrued distribution fee	102	1,180	772	2,038	226	152	6,213
Accrued servicing fee	138	666	858	1,737	187	86	3,427
Variation margin payable	1,181	0	253	0	9,061	8,013	7,098
Swap premiums received	21,130	11,721	0	48,891	1,280	488	59,009
Unrealized depreciation on swap agreements	23,424	2,132	4,394	1,485	1,280	2,464	62,747
Other liabilities	6	9	0	13,560	0	0	0

	535,420	151,738	865,915	4,319,583	1,069,489	238,171	24,410,083

Net Assets	$1,909,115	$6,586,575	$13,702,995	$14,199,570	$4,234,580	$1,387,043	$81,393,283

Net Assets Consist of:

Paid in capital	$1,856,487	$6,710,043	$13,844,824	$13,761,228	$4,242,673	$1,618,092	$81,049,180
Undistributed (overdistributed) net investment income	(140,052)	(33,786)	(38,801)	32,717	12,275	8,412	31,758
Accumulated undistributed net realized gain (loss)	(1,588)	(305,959)	16,549	(101,994)	(12,993)	(212,317)	263,325
Net unrealized appreciation (depreciation)	194,268	216,277	(119,577)	507,619	(7,375)	(27,144)	49,020

	$1,909,115	$6,586,575	$13,702,995	$14,199,570	$4,234,580	$1,387,043	$81,393,283

Net Assets:

Class R	$998	$6,910	$4,718	$40,738	$504	$1,355	$104,680
Other Classes	1,908,117	6,579,665	13,698,277	14,158,832	4,234,076	1,385,688	81,288,603

Shares Issued and Outstanding:

Class R	94	712	467	3,566	50	141	9,899

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Class R	$10.56	$9.70	$10.11	$11.42	$10.01	$9.63	$10.57

Cost of Investments Owned	$1,791,452	$6,203,317	$12,626,881	$16,729,287	$4,452,196	$1,167,419	$100,145,960

Cost of Repurchase Agreements Owned	$0	$0	$1,775,000	$0	$538,800	$243,378	$0

Cost of Foreign Currency Held	$21,771	$17,277	$12,785	$9,599	$112	$1,982	$298,700

52  PIMCO Funds Annual Report  |  03.31.05  |   See accompanying notes

Statements of Operations

Year Ended March 31, 2005

Amounts in thousands	Foreign Bond Fund (U.S. Dollar-Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
Investment Income:

Interest, net of foreign taxes	$55,159	$512,519	$355,995	$489,339	$99,692	$35,245	$2,179,643
Dividends	200	3,160	3,973	267	0	272	0
Miscellaneous income	66	1,826	47	11	237	14	622

Total Income	55,425	517,505	360,015	489,617	99,929	35,531	2,180,265

Expenses:

Investment advisory fees	4,078	17,549	35,842	30,325	11,282	6,937	191,622
Administration fees	5,310	22,510	34,327	38,888	10,895	4,955	169,442
Distribution fees - Class R	1	10	8	53	1	1	162
Servicing fees - Class R	1	10	8	53	1	1	162
Distribution and/or servicing fees - Other Classes	2,801	23,116	21,327	41,033	5,626	3,592	116,745
Trustees’ fees	4	19	38	32	12	5	205
Interest expense	10	6	0	139	0	0	0
Miscellaneous expense	4	17	33	31	10	4	188

Total Expenses	12,209	63,237	91,583	110,554	27,827	15,495	478,526

Net Investment Income	43,216	454,268	268,432	379,063	72,102	20,036	1,701,739

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	7,522	116,221	10,360	152,249	(4,779)	(5,361)	190,008
Net realized gain on futures contracts, options and swaps	9,840	14,636	21,576	7,609	17,555	109,503	1,134,427
Net realized gain (loss) on foreign currency transactions	(43,640)	11,499	2,183	(13,792)	1,426	(4,725)	122,663
Net change in unrealized appreciation (depreciation) on investments	12,345	(126,994)	(110,534)	(227,062)	(10,516)	(1,512)	(805,027)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	29,023	1,108	(108,493)	81,883	(11,798)	(12,375)	(930,721)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	36,496	1,852	5,461	6,088	(523)	3,898	(12,589)

Net Gain (Loss)	51,586	18,322	(179,447)	6,975	(8,635)	89,428	(301,239)

Net Increase in Net Assets Resulting from Operations	$94,802	$472,590	$88,985	$386,038	$63,467	$109,464	$1,400,500

See accompanying notes  |  3.31.05  |  PIMCO Funds Annual Report  53

Statements of Changes in Net Assets

	Foreign Bond Fund (U.S. Dollar-Hedged)		High Yield Fund		Low Duration Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$43,216	$45,948	$454,268	$501,442	$268,432	$246,445
Net realized gain (loss)	(26,278)	39,442	142,356	203,499	34,119	87,891
Net change in unrealized appreciation (depreciation)	77,864	(38,687)	(124,034)	388,174	(213,566)	9,189

Net increase resulting from operations	94,802	46,703	472,590	1,093,115	88,985	343,525

Distributions to Shareholders:

From net investment income
Class R	(4)	(1)	(253)	(31)	(49)	(29)
Other Classes	(38,350)	(42,584)	(459,929)	(509,191)	(289,219)	(308,870)
From net realized capital gains
Class R	(5)	(2)	0	0	(24)	(24)
Other Classes	(49,914)	(30,500)	0	0	(89,335)	(64,471)

Total Distributions	(88,273)	(73,087)	(460,182)	(509,222)	(378,627)	(373,394)

Fund Share Transactions:

Receipts for shares sold
Class R	965	102	6,390	1,601	4,776	7,724
Other Classes	894,607	980,589	2,839,577	6,751,939	5,961,608	10,381,670
Issued as reinvestment of distributions
Class R	9	3	252	31	71	53
Other Classes	78,682	65,055	342,982	362,450	325,104	315,594

Cost of shares redeemed
Class R	(50)	(41)	(1,071)	(313)	(1,549)	(6,276)
Other Classes	(651,003)	(772,018)	(4,014,564)	(6,110,634)	(7,091,584)	(7,831,908)
Net increase (decrease) resulting from Fund share transactions	323,210	273,690	(826,434)	1,005,074	(801,574)	2,866,857
Fund Redemption Fee	48	0	257	0	68	0

Total Increase (Decrease) in Net Assets	329,787	247,306	(813,769)	1,588,967	(1,091,148)	2,836,988

Net Assets:
Beginning of period	1,579,328	1,332,022	7,400,344	5,811,377	14,794,143	11,957,155

End of period *	$1,909,115	$1,579,328	$6,586,575	$7,400,344	$13,702,995	$14,794,143

* Including undistributed (overdistributed) net investment income of:	$(140,052)	$(68,059)	$(33,786)	$(51,563)	$(38,801)	$47,581

54  PIMCO Funds Annual Report  |  03.31.05  |   See accompanying notes

	Real Return Fund		Short-Term Fund		StocksPLUS Fund		Total Return Fund
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:

Net investment income	$379,063	$237,048	$72,102	$55,231	$20,036	$9,047	$1,701,739	$1,846,627
Net realized gain (loss)	146,066	417,368	14,202	15,767	99,417	335,271	1,447,098	1,697,135
Net change in unrealized appreciation (depreciation)	(139,091)	277,568	(22,837)	7,316	(9,989)	(21,998)	(1,748,337)	724,516

Net increase resulting from operations	386,038	931,984	63,467	78,314	109,464	322,320	1,400,500	4,268,278

Distributions to Shareholders:

From net investment income
Class R	(494)	(49)	(5)	0	(33)	(5)	(1,179)	(285)
Other Classes	(391,094)	(238,595)	(73,332)	(63,446)	(88,099)	(106,990)	(1,751,174)	(2,045,333)
From net realized capital gains
Class R	(715)	(181)	(1)	0	0	0	(2,486)	(313)
Other Classes	(349,702)	(378,817)	(13,776)	(3,698)	0	0	(2,336,949)	(1,209,586)

Total Distributions	(742,005)	(617,642)	(87,114)	(67,144)	(88,132)	(106,995)	(4,091,788)	(3,255,517)

Fund Share Transactions:

Receipts for shares sold
Class R	38,344	8,797	569	48	1,375	137	99,420	33,143
Other Classes	6,090,404	6,606,610	4,016,446	4,837,429	787,492	980,873	22,288,634	26,446,495
Issued as reinvestment of distributions
Class R	1,183	230	6	0	33	5	3,514	598
Other Classes	603,070	508,020	74,533	54,568	82,262	99,229	3,518,154	2,709,590

Cost of shares redeemed
Class R	(6,677)	(1,031)	(118)	(10)	(177)	(13)	(26,810)	(5,215)
Other Classes	(3,273,937)	(3,504,485)	(4,087,850)	(4,125,763)	(1,160,765)	(408,195)	(18,004,078)	(26,674,440)
Net increase (decrease) resulting from Fund share transactions	3,452,387	3,618,141	3,586	766,272	(289,780)	672,036	7,878,834	2,510,169
Fund Redemption Fee	194	0	60	0	8	0	516	0

Total Increase (Decrease) in Net Assets	3,096,614	3,932,483	(20,001)	777,442	(268,440)	887,361	5,188,062	3,522,930

Net Assets:
Beginning of period	11,102,956	7,170,473	4,254,581	3,477,139	1,655,483	768,122	76,205,221	72,682,291

End of period *	$14,199,570	$11,102,956	$4,234,580	$4,254,581	$1,387,043	$1,655,483	$81,393,283	$76,205,221

* Including undistributed (overdistributed) net investment income of:	$32,717	$159,594	$12,275	$3,315	$8,412	$(99,259)	$31,758	$717,979

See accompanying notes  |  03.31.05  |  PIMCO Funds Annual Report  55

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), seven of which are presented herein. The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of March 31, 2005. Information presented in these financial statements pertains to the Class R shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS Fund, are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported in a Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the StocksPLUS Fund, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed-Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a

56  PIMCO Funds Annual Report  |  03.31.05

predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

A$	-	Australian Dollar	N$	-	New Zealand Dollar
BP	-	British Pound	PN	-	Peruvian New Sol
BR	-	Brazilian Real	PZ	-	Polish Zloty
C$	-	Canadian Dollar	RP	-	Indian Rupee
CP	-	Chilean Peso	RR	-	Russian Ruble
DK	-	Danish Krone	S$	-	Singapore Dollar
EC	-	Euro	SK	-	Swedish Krona
H$	-	Hong Kong Dollar	SR	-	South African Rand
JY	-	Japanese Yen	SV	-	Slovakian Koruna
KW	-	South Korean Won	T$	-	Taiwan Dollar
MP	-	Mexican Peso

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all

03.31.05  |  PIMCO Funds Annual Report  57

Notes to Financial Statements (Cont.)

March 31, 2005

or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the High Yield Fund had unfunded loan commitments of $7,495,000.

Bridge Debt Commitments. At the period ended March 31, 2005, the High Yield Fund had $22,226,710 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period, generally within eleven months of the initial commitment date. The bridge debt terms approximate market rates at the time the commitment is entered into.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Funds may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on

58  PIMCO Funds Annual Report  |  03.31.05

real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Funds have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized gain/loss and net change in unrealized gain/loss in the Statements of Operations and Statements of Changes and the effect of the reclassification on the Financial Highlights is as follows:

Fund	Net Investment Income Increase (Decrease) (000s)		Net Investment Income Per Share Increase (Decrease)* Class R
	2005	2004	2005	2004	2003	2002		2001
Foreign Bond Fund (U.S. Dollar-Hedged)	$5,173	$5,010	$0.04	$0.03	$0.01	$	N/A	$	N/A
High Yield Fund	(6,019)	(7,096)	0.00	(0.01)	0.00		N/A		N/A
Low Duration Fund	(692)	(1,197)	0.00	0.00	0.00		N/A		N/A
Real Return Fund	3,573	440	0.00	0.00	0.00		N/A		N/A
Short-Term Fund	288	480	0.00	0.00	0.00		N/A		N/A
StocksPLUS Fund	(4,187)	(173,814)	(0.01)	(0.83)	0.46		N/A		N/A
Total Return Fund	(8,608)	(24,625)	0.00	0.00	0.00		N/A		N/A

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

03.31.05  |  PIMCO Funds Annual Report  59

Notes to Financial Statements (Cont.)

March 31, 2005

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets of each Fund. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for all classes is charged at an annual rate as noted in the following table.

Fund	Investment Advisory Fee	Administration Fee
	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%		0.45%
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%		0.40%
Low Duration Fund	0.25%	0.18%	0.18%	0.40%		0.25%		0.40%
Real Return Fund	0.25%	0.20%	0.20%	0.40%		0.40%		0.40%
Short-Term Fund	0.25%	0.20%	0.20%	0.35	%(1)(2)	0.25	%(2)	0.35	%(1)(2)
StocksPLUS Fund	0.40%	0.25%	0.25%	0.40%		0.40%		0.40%
Total Return Fund	0.25%	0.18%	0.18%	0.40%		0.25%		0.40%

(1)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(2)	Effective December 22, 2004, PIMCO has contractually agreed for the Fund’s current and next fiscal year (ending March 31, 2006) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

Redemption Fees. With respect to shares acquired on or after June 15, 2004, shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Low Duration, Real Return, Short-Term and Total Return Funds	7 days

Foreign Bond (U.S. Dollar-Hedged), High Yield and StocksPLUS Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz

60  PIMCO Funds Annual Report  |  03.31.05

Global Investors of America L.P., formerly known as PA Distributors LLC, serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse the Distributor on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to the Distributor was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2005.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates the Distributor or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid the Distributor distribution and servicing fees at effective rates as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Real Return and StocksPLUS Funds	0.50	0.25
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

Effective December 22, 2004, the Distributor has contractually agreed for the current and next fiscal year (ending March 31, 2006) to waive 0.05% of the following funds distribution and servicing (12b-1) fees:

Fund	Classes
Short-Term Fund	A, B, C and R

The Distributor also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2005, the Distributor received $19,527,760 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

03.31.05  |  PIMCO Funds Annual Report  61

Notes to Financial Statements (Cont.)

March 31, 2005

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Foreign Bond Fund (U.S. Dollar-Hedged)	$4,459,528	$4,413,939	$3,301,937	$3,423,999
High Yield Fund	75,310	74,934	4,049,127	5,003,680
Low Duration Fund	13,788,132	14,294,835	3,022,086	2,275,529
Real Return Fund	57,378,418	54,074,022	2,058,754	2,088,607
Short-Term Fund	4,895,913	4,477,844	1,407,765	1,001,330
StocksPLUS Fund	1,875,906	1,796,629	531,093	289,982
Total Return Fund	177,492,780	161,519,902	13,562,554	11,204,981

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Foreign Bond Fund (U.S. Dollar-Hedged)	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
				Premium
Balance at 03/31/2004	$9,019	$24,892	$4,378	$16,938	$9,437	$1,042	$106,235
Sales	2,774	4,515	782	5,007	211	734	197,983
Closing Buys	(8,179)	(14,419)	(5,160)	(856)	(3,258)	0	(139,278)
Expirations	(941)	(13,258)	0	(12,998)	(6,221)	(1,265)	(103,289)

Balance at 03/31/2005	$2,673	$1,730	$0	$8,091	$169	$511	$61,651

6. Security Transactions with Affiliated Funds

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund	Purchases	Sales
High Yield Fund	$516	$127,876
Low Duration Fund	108,866	0
Total Return Fund	105,013	0

62  PIMCO Funds Annual Report  |  03.31.05

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Fund (U.S. Dollar-Hedged)				High Yield Fund				Low Duration Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class R	91	$965	10	$102	657	$6,390	166	$1,601	467	$4,776	752	$7,724
Other Classes	85,012	894,607	92,296	980,589	293,133	2,839,577	716,587	6,751,939	583,664	5,961,608	1,007,362	10,381,670

Issued as reinvestment of distributions

Class R	1	9	0	3	26	252	3	31	7	71	5	53
Other Classes	7,489	78,682	6,203	65,055	35,343	342,982	38,146	362,450	31,842	325,104	30,698	315,594

Cost of shares redeemed

Class R	(5)	(50)	(4)	(41)	(109)	(1,071)	(32)	(313)	(152)	(1,549)	(613)	(6,276)
Other Classes	(61,983)	(651,003)	(72,896)	(772,018)	(413,805)	(4,014,564)	(643,828)	(6,110,634)	(694,525)	(7,091,584)	(760,965)	(7,831,908)

Net increase (decrease) resulting from Fund share transactions	30,605	$323,210	25,609	$273,690	(84,755)	$(826,434)	111,042	$1,005,074	(78,697)	$(801,574)	277,239	$2,866,857

	Real Return Fund				Short-Term Fund				StocksPLUS Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Class R	3,347	$38,344	767	$8,797	56	$569	5	$48	141	$1,375	14	$137
Other Classes	532,477	6,090,404	574,849	6,606,610	399,984	4,016,446	481,431	4,837,429	82,509	787,492	107,253	980,873

Issued as reinvestment of distributions

Class R	103	1,183	20	230	1	6	0	0	3	33	0	5
Other Classes	52,798	603,070	44,710	508,020	7,427	74,533	5,431	54,568	8,611	82,262	10,467	99,229

Cost of shares redeemed

Class R	(583)	(6,677)	(89)	(1,031)	(12)	(118)	(1)	(10)	(18)	(177)	(1)	(13)
Other Classes	(287,225)	(3,273,937)	(305,924)	(3,504,485)	(407,155)	(4,087,850)	(410,640)	(4,125,763)	(120,219)	(1,160,765)	(44,960)	(408,195)

Net increase (decrease) resulting from Fund share transactions	300,917	$3,452,387	314,333	$3,618,141	301	$3,586	76,226	$766,272	(28,973)	$(289,780)	72,773	$672,036

	Total Return Fund
	Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount
Receipts for shares sold

Class R	9,232	$99,420	3,072	$33,143
Other Classes	2,074,375	22,288,634	2,441,166	26,446,493

Issued as reinvestment of distributions

Class R	328	3,514	56	598
Other Classes	328,489	3,518,154	251,875	2,709,590

Cost of shares redeemed

Class R	(2,502)	(26,810)	(482)	(5,215)
Other Classes	(1,677,968)	(18,004,078)	(2,465,352)	(26,674,440)

Net increase resulting from Fund share transactions	731,954	$7,878,834	230,335	$2,510,169

03.31.05  |  PIMCO Funds Annual Report  63

Notes to Financial Statements (Cont.)

March 31, 2005

8. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities (1)	Other Book-to-Tax Accounting Differences	Accumulated Capital Losses (2)	Post-October Deferral (3)
Foreign Bond Fund (U.S. Dollar-Hedged)	$19,947	$0	$(133,463)	$0	$0	$0
High Yield Fund	0	0	16,457	0	(322,926)	(22,917)
Low Duration Fund	6,255	0	6,708	0	0	(118,315)
Real Return Fund	65,572	69	52,599	0	0	(659)
Short-Term Fund	10,683	0	(592)	0	(142)	(17,602)
StocksPLUS Fund	13,599	0	(157)	0	(246,226)	0
Total Return Fund	191,673	4,725	(18,594)	0	0	(60,791)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, amortization of swap premiums, and tax straddle deferrals.
(2)	Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.
(3)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2005, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2009	2010	2011
High Yield Fund	$38,338	$284,588	$0
StocksPLUS Fund	0	95,739	150,487

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
Foreign Bond Fund (U.S. Dollar-Hedged)	$1,798,011	$172,909	$(6,765)	$166,144
High Yield Fund	6,209,603	289,268	(83,350)	205,918
Low Duration Fund	14,407,367	23,492	(59,969)	(36,477)
Real Return Fund	16,837,778	415,630	(94,869)	320,761
Short-Term Fund	4,990,746	7,991	(8,431)	(440)
StocksPLUS Fund	1,411,276	4,301	(2,566)	1,735
Total Return Fund	100,214,762	622,658	(395,568)	227,090

(4)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to contingent payment debt instruments, interest only basis adjustments, tax straddle deferrals, unamortized premium on convertible bonds, and wash sale loss deferrals for federal income tax purposes.

As of fiscal year ended March 31, 2005, the Funds made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital
Foreign Bond Fund (U.S. Dollar-Hedged)	$74,355	$13,918	$0
High Yield Fund	460,182	0	0
Low Duration Fund	342,268	36,359	0
Real Return Fund	691,601	50,404	0
Short-Term Fund	76,484	10,630	0
StocksPLUS Fund	88,132	0	0
Total Return Fund	2,802,092	1,289,696	0

(5)	Includes short-term capital gains.

64  PIMCO Funds Annual Report  |  03.31.05

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.05  |  PIMCO Funds Annual Report  65

Report of Independent Registered Public Accounting Firm

To the Trustees and Class R Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights for the shares present fairly, in all material respects, the financial position of the Foreign Bond Fund (U.S. Dollar-Hedged), High Yield Fund, Low Fund, Real Return Fund, Short-Term Fund, StocksPLUS Fund, and Total Return Fund, (hereafter referred to as the “Funds”) at March 31, results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights of the the Class R shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

66  PIMCO Funds Annual Report  |  03.31.05

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
High Yield Fund	0.69%
Low Duration Fund	1.16%
Real Return Fund	0.04%
StocksPLUS Fund	0.31%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Foreign Bond Fund (U.S. Dollar-Hedged)	0.27%
High Yield Fund	0.82%
Low Duration Fund	1.16%
Real Return Fund	0.04%
StocksPLUS Fund	0.31%

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

03.31.05  |  PIMCO Funds Annual Report  67

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

68  PIMCO Funds Annual Report  |  03.31.05

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

03.31.05  |  PIMCO Funds Annual Report  69

PIMCO Funds

Investment Adviser and Administrator	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc., P.O. Box 9688, Providence, RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond PIMCO Short-Term PIMCO Low Duration Core Bond PIMCO Total Return	Corporate Bond PIMCO High Yield International Bond PIMCO Foreign Bond (U.S. Dollar-Hedged) Real Return Strategy Real Return Index PLUS StocksPLUS	Value Stock NFJ Dividend Value OCC Renaissance OCC Value NFJ Small-Cap Value Blend Stock PEA Growth & Income CCM Capital Appreciation CCM Mid-Cap	Growth Stock RCM Large-Cap Growth PEA Growth RCM Mid-Cap International Stock NACM Global

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 888-877-4626. Please read this prospectus carefully before you invest or send money.

*	As of 2/28/05 according to SimFunds.

This cover is not part of the Prospectus	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ060AR_12779

ANNUAL REPORT

March 31, 2005

Private Account Portfolio Series

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the “Securities Act”). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present this annual report for the Private Account Portfolio Series (the “Series”), the separate portfolios of the PIMCO Funds. By the end of the Series’ fiscal year on March 31, 2005, its net assets stood at $28.6 billion.

On the investment side, the Lehman Brothers Aggregate Bond Index, a widely used index for the high-grade bond market, returned 1.15% for the twelve-month period ended March 31, 2005. The Federal Reserve continued its tightening cycle by increasing the federal funds rate by 0.25% on March 22, 2005, which left the rate at 2.75% on March 31, 2005. During the twelve-month reporting period, the Fed increased the federal funds rate a total of seven times in 0.25% increments. The yield on the benchmark ten-year Treasury increased 0.65% for the twelve months to end the period at 4.48%. While all but the very longest maturity yields increased during the twelve-month period, the short and intermediate maturity yields increased the most, causing the two- to ten-year portion of the yield curve to flatten and overall total returns to be generally below the annual period’s beginning yield-to-maturity in this rising rate environment.

On the following pages you will find specific details as to each Portfolio’s total return investment performance and PIMCO’s discussion of those factors that affected performance.

We value the trust you have placed in us. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our Web site at www.allianzinvestors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris
Chairman of the Board, PIMCO Funds
April 30, 2005

03.31.05  |  Annual Report  1

Important Information About the Portfolios

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds offering memorandum. Investors should consider the investment objectives, risks, charges and expenses of these Portfolios carefully before investing. This and other information is contained in the Portfolios’ offering memorandum. Please read the offering memorandum carefully before you invest or send money.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities held by a fund are likely to decrease in value. The price volatility of fixed income securities can also increase during periods of rising interest rates resulting in increased losses to a fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of most bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Portfolios may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: real rate risk, derivative risk, small company risk, non-U.S. security risk, high yield security risk and specific sector investment risks. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. Shareholders of a municipal bond portfolio will, at times, incur a tax liability, as income from these portfolios may be subject to state and local taxes and, where applicable, the alternative minimum tax. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Inflation-indexed bonds issued by the U.S. Government, also known as TIPS, are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the original principal as adjusted for inflation is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the value of shares of a fund that invests in inflation-indexed bonds is guaranteed, and either or both may fluctuate.

On each individual Portfolio Summary page in this Annual Report, the Total Return Investment Performance table for each Portfolio measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Portfolio’s inception.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolios.

Information about how each portfolio voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606, on our website at http://www.pimco.com and on the SEC’s website at http://www.sec.gov. Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for each fund is available by calling PIMCO Funds at 1-866-746-2606 and on the SEC’s website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of the each fiscal year, which is available on the SEC’s website at http://www.sec.gov. A copy of each fund’s Form N-Q is available without charge, upon request, by calling PIMCO Funds at 1-866-746-2606 or visiting our website at http://www.pimco.com. In addition, each fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimco.com, (800) 927-4648.

2  Annual Report  |  03.31.05

Important Information (Cont.)

The following disclosure provides important information regarding each Portfolio’s Expense Example, which appears on each Portfolio’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Portfolio.

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period, which for all Portfolios is from 10/01/04 to 03/31/05.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information under this heading, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors such as increase in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expense].

03.31.05  |  Annual Report  3

PIMCO Asset-Backed Securities Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Asset-Backed Securities Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Asset-Backed Securities Index
10/31/2000	5,000,000	5,000,000	5,000,000
11/30/2000	5,130,000	5,025,550	5,071,500
12/31/2000	5,227,452	5,051,984	5,170,392
01/31/2001	5,283,063	5,078,053	5,256,221
02/28/2001	5,338,674	5,099,990	5,307,734
03/31/2001	5,379,080	5,122,480	5,341,703
04/30/2001	5,363,799	5,142,151	5,345,975
05/31/2001	5,419,831	5,160,971	5,382,329
06/30/2001	5,462,340	5,177,538	5,399,552
07/31/2001	5,622,693	5,193,795	5,505,923
08/31/2001	5,689,938	5,209,585	5,568,141
09/30/2001	5,816,771	5,224,536	5,678,946
10/31/2001	5,953,143	5,238,224	5,759,020
11/30/2001	5,848,242	5,249,382	5,699,906
12/31/2001	5,838,283	5,258,568	5,678,248
01/31/2002	5,882,056	5,266,771	5,715,724
02/28/2002	5,947,717	5,273,828	5,768,308
03/31/2002	5,872,319	5,281,582	5,705,434
04/30/2002	5,999,020	5,289,187	5,817,831
05/31/2002	6,059,616	5,297,067	5,859,138
06/30/2002	6,127,139	5,304,482	5,931,145
07/31/2002	6,204,838	5,312,228	6,012,994
08/31/2002	6,299,187	5,319,930	6,058,692
09/30/2002	6,380,000	5,327,272	6,124,126
10/31/2002	6,351,968	5,334,677	6,090,680
11/30/2002	6,301,511	5,341,505	6,066,491
12/31/2002	6,345,712	5,347,915	6,163,368
01/31/2003	6,334,164	5,353,744	6,170,737
02/28/2003	6,391,904	5,358,669	6,243,826
03/31/2003	6,397,974	5,364,081	6,256,337
04/30/2003	6,438,689	5,369,177	6,286,315
05/31/2003	6,508,485	5,374,385	6,372,198
06/30/2003	6,497,953	5,379,276	6,372,216
07/31/2003	6,327,573	5,383,956	6,260,262
08/31/2003	6,368,699	5,388,372	6,271,880
09/30/2003	6,475,007	5,392,467	6,390,359
10/31/2003	6,451,245	5,396,835	6,351,083
11/30/2003	6,480,947	5,401,044	6,356,646
12/31/2003	6,536,583	5,405,365	6,410,507
01/31/2004	6,573,688	5,409,635	6,453,560
02/29/2004	6,641,713	5,413,584	6,517,282
03/31/2004	6,698,250	5,417,861	6,558,229
04/30/2004	6,586,509	5,422,033	6,448,730
05/31/2004	6,561,677	5,426,425	6,440,040
06/30/2004	6,600,671	5,430,874	6,439,347
07/31/2004	6,663,237	5,436,034	6,481,905
08/31/2004	6,744,572	5,441,904	6,567,425
9/30/2004	6,764,486	5,448,380	6,578,612
10/31/2004	6,827,587	5,455,681	6,613,259
11/30/2004	6,777,106	5,463,428	6,573,196
12/31/2004	6,836,543	5,472,443	6,603,086
1/31/2005	6,862,220	5,482,239	6,619,437
02/28/2005	6,842,962	5,491,887	6,594,521
3/31/2005	6,855,169	5,503,420	6,580,889

SECTOR BREAKDOWN‡

Asset-Backed Securities	61.9%
Mortgage-Backed Securities	25.1%
U.S. Government Agencies	10.3%
Other	2.7%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
Asset-Backed Securities Portfolio	2.34%	7.41%
Citigroup 3-Month Treasury Bill Index	1.58%	—
Lehman Brothers Asset-Backed Securities Index	0.35%	—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,013.40	$1,024.74
Expenses Paid During Period†	$4.22	$4.23

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•	The Portfolio outperformed the Lehman Brothers Asset-Backed Securities Index during the twelve-month period ended March 31, 2005, returning 2.34% versus the 0.35% return of the Index.

•	The Portfolio’s below-Benchmark duration for the twelve-month period had a positive effect on performance.

•	An overweight to Home Equity asset-backed securities (“ABS”) had a positive impact on performance.

•	An underweight to the Auto and Credit Card sectors was positive to performance, as these sectors lagged other ABS sectors during the period.

•	An allocation to mortgage-backed securities added to performance, as these issues outperformed ABS with similar durations over the twelve-month period.

4  Annual Report  |  03.31.05

PIMCO Emerging Markets Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Emerging Markets Portfolio (Local Markets)	Citigroup 3-Month Treasury Bill Index	J.P. Morgan Emerging Local Markets Index Plus (ELMI)
07/31/2004	5,000,000	5,000,000	5,000,000
08/31/2004	5,050,000	5,005,400	5,013,535
09/30/2004	5,130,790	5,011,356	5,111,701
10/31/2004	5,235,908	5,018,072	5,214,276
11/30/2004	5,466,168	5,025,197	5,424,985
12/31/2004	5,629,433	5,033,489	5,582,221
01/31/2005	5,583,748	5,042,499	5,538,594
02/28/2005	5,715,727	5,051,374	5,538,594
03/31/2005	5,598,860	5,061,982	5,538,594

COUNTRY ALLOCATION‡

Short-Term Instruments	24.0%
Brazil	21.7%
Russia	17.2%
Mexico	12.4%
Peru	4.6%
Panama	3.8%
Tunisia	3.4%
South Africa	3.0%
Ukraine	2.8%
Malaysia	2.2%
Other	4.9%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Emerging Markets Portfolio	7.50%	14.75%		12.85%
Citigroup 3-Month Treasury Bill Index	1.58%	2.64%		—
Emerging Markets Sector Fund Index	5.22%	11.99%		—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,043.60	$1,024.33
Expenses Paid During Period†	$0.61	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•	The Portfolio returned 7.50% over the twelve months ended March 31, 2005, outperforming the Lehman Brothers Aggregate Bond Index return of 1.15% and the custom benchmark Emerging Markets Sector Fund Index return of 5.22%.

•	An overweight to Brazil was a significant contributor to performance; continuing improvements in Brazil’s domestic fundamentals and strong participation by local investors fuelled the rally.

•	An overweight to Russia helped performance. The country outperformed on positive economic news, strong oil prices, and a rating upgrade by S&P.

•	A significant underweight to Turkey was positive; the country’s bonds fell amid concerns over its growing current account deficit.

•	An above-Index weight in Ecuador contributed to performance; strong oil prices, an upgrade by S&P, and indications that the government had secured its funding needs for the year boosted country returns.

•	An underweight to Venezuela detracted from relative performance, as Venezuelan bonds outperformed over the twelve-month reporting period due to the high level of oil prices.

•	An underweight position in the Philippines hurt performance; despite weak fundamentals and a two-notch downgrade, bonds benefited from strong regional demand as Asian investors sought yield.

•	Modest emerging market currency exposure was positive for relative performance. Above-Benchmark spread duration was positive, as emerging markets spreads tightened over the twelve months.

03.31.05  |  Annual Report  5

PIMCO Emerging Markets Portfolio (Local Markets)

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Emerging Markets Portfolio	Citigroup 3-Month Treasury Bill Index	Emerging Markets Sector Fund Index
04/30/1998	5,000,000	5,000,000	5,000,001
05/31/1998	4,944,400	5,021,600	5,047,428
06/30/1998	4,891,710	5,042,239	5,090,235
07/31/1998	5,001,037	5,063,568	5,101,064
08/31/1998	4,265,043	5,085,139	5,184,080
09/30/1998	4,536,231	5,105,936	5,305,472
10/31/1998	4,749,812	5,126,463	5,277,418
11/30/1998	5,137,475	5,145,328	5,307,372
12/31/1998	5,122,302	5,164,366	5,323,329
01/31/1999	5,110,595	5,183,628	5,361,325
02/28/1999	5,142,926	5,201,305	5,267,734
03/31/1999	5,296,664	5,221,174	5,296,926
04/30/1999	5,438,686	5,240,493	5,313,704
05/31/1999	5,274,822	5,260,616	5,267,162
06/30/1999	5,334,460	5,280,132	5,250,379
07/31/1999	5,345,462	5,300,778	5,228,031
08/31/1999	5,349,303	5,321,769	5,225,370
09/30/1999	5,457,620	5,342,630	5,286,033
10/31/1999	5,547,013	5,364,428	5,305,536
11/30/1999	5,655,067	5,386,101	5,305,158
12/31/1999	5,752,317	5,409,099	5,279,572
01/31/2000	5,696,409	5,432,846	5,203,021
02/29/2000	5,851,645	5,455,989	5,371,731
03/31/2000	5,876,326	5,481,577	5,398,143
04/30/2000	5,786,748	5,507,287	5,316,713
05/31/2000	5,655,366	5,534,217	5,189,641
06/30/2000	5,882,949	5,560,172	5,386,330
07/31/2000	6,004,247	5,587,083	5,490,451
08/31/2000	6,180,129	5,614,740	5,658,634
09/30/2000	6,069,929	5,642,645	5,578,139
10/31/2000	5,970,828	5,672,213	5,476,057
11/30/2000	6,032,766	5,701,197	5,520,962
12/31/2000	6,281,231	5,731,185	5,763,332
01/31/2001	6,430,168	5,760,759	5,935,081
02/28/2001	6,443,119	5,785,645	5,959,414
03/31/2001	6,482,300	5,811,160	6,005,901
04/30/2001	6,443,053	5,833,475	5,945,959
05/31/2001	6,560,794	5,854,825	6,094,608
06/30/2001	6,751,888	5,873,620	6,224,426
07/31/2001	6,838,451	5,892,063	6,166,593
08/31/2001	6,911,696	5,909,975	6,360,386
09/30/2001	6,782,173	5,926,936	6,230,639
10/31/2001	7,089,213	5,942,464	6,324,623
11/30/2001	7,328,022	5,955,122	6,383,446
12/31/2001	7,390,112	5,965,543	6,433,027
01/31/2002	7,522,327	5,974,850	6,514,726
02/28/2002	7,675,418	5,982,856	6,652,840
03/31/2002	7,632,274	5,991,651	6,637,540
04/30/2002	7,716,609	6,000,279	6,708,559
05/31/2002	7,716,609	6,009,219	6,735,394
06/30/2002	7,410,562	6,017,631	6,572,549
07/31/2002	7,160,688	6,026,417	6,405,133
08/31/2002	7,553,347	6,035,155	6,745,163
09/30/2002	7,343,183	6,043,484	6,650,159
10/31/2002	7,787,122	6,051,884	7,014,582
11/30/2002	7,983,619	6,059,631	7,168,887
12/31/2002	8,321,912	6,066,902	7,405,462
01/31/2003	8,512,606	6,073,515	7,500,253
02/28/2003	8,817,717	6,079,102	7,686,874
03/31/2003	9,118,878	6,085,242	7,818,765
04/30/2003	9,613,042	6,091,023	8,113,219
05/31/2003	9,906,452	6,096,932	8,397,077
06/30/2003	9,912,372	6,102,480	8,375,918
07/31/2003	9,596,943	6,107,789	8,085,946
08/31/2003	9,833,515	6,112,798	8,216,868
09/30/2003	10,119,009	6,117,444	8,487,326
10/31/2003	10,183,307	6,122,399	8,483,720
11/30/2003	10,311,905	6,127,174	8,564,315
12/31/2003	10,554,353	6,132,076	8,744,808
01/31/2004	10,639,699	6,136,920	8,794,697
02/29/2004	10,658,664	6,141,400	8,850,586
03/31/2004	10,877,377	6,146,252	9,035,456
04/30/2004	10,239,771	6,150,985	8,601,714
05/31/2004	10,154,122	6,155,967	8,490,281
6/30/2004	10,365,217	6,161,015	8,619,039
7/31/2004	10,596,626	6,166,868	8,808,142
8/31/2004	11,069,087	6,173,528	9,128,973
9/30/2004	11,204,745	6,180,875	9,232,801
10/31/2004	11,391,491	6,189,157	9,373,402
11/30/2004	11,499,607	6,197,946	9,407,245
12/31/2004	11,824,646	6,208,172	9,630,242
1/31/2005	11,929,568	6,219,285	9,692,656
2/28/2005	11,992,521	6,230,231	9,752,320
3/31/2005	11,693,465	6,243,314	9,507,333

SECTOR BREAKDOWN‡

Commercial Paper‡‡	82.4%
Repurchase Agreements	14.8%
Certificates of Deposit	2.8%

‡	% of Total Investments as of March 31, 2005
‡‡	Primarily serving as collateral for currency forward positions.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	Since Inception	*
Emerging Markets Portfolio (Local Markets)	11.98%
Citigroup 3-Month Treasury Bill Index	1.24%
JPMorgan Emerging Local Markets Index Plus (ELMI)	11.13%
* Cumulative. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,091.20	$1,024.33
Expenses Paid During Period†	$0.63	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Emerging Markets Portfolio (Local Markets) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of currencies of emerging market countries or Fixed Income Instruments denominated in currencies of emerging market countries, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Effective June 3, 2005, the Portfolio’s name will change to “Developing Local Markets Portfolio”. In addition, its primary investment guideline will change such that the Portfolio will seek to achieve its investment objective by investing under normal circumstances primarily in a portfolio of currencies or Fixed Income Instruments denominated in currencies of non-U.S. countries, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Since the period from its inception on July 30, 2004 through March 31, 2005, the Portfolio returned 11.98%, outperforming its benchmark, the JPMorgan Emerging Local Markets Index Plus (ELMI), which returned 11.13% over the same time period.

•	An overweight position in Brazil contributed to relative returns, as strong economic fundamentals contributed to currency appreciation and high local rates provided attractive carry.

•	An underweight to Hong Kong also contributed to relative performance, as its pegged currency underperformed other countries whose currencies appreciated over the period and which offered more attractive yields.

•	Underweight positions in Turkey and Hungary detracted from relative returns; both countries outperformed the Index, as their currencies appreciated strongly and local securities provided high levels of yield.

6  Annual Report  |  03.31.05

PIMCO High Yield Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	High Yield Portfolio	Citigroup 3-Month Treasury Bill Index	Merrill Lynch U.S. High Yield BB-B Rated Index
12/31/2000	5,000,000	5,000,000	5,000,000
01/31/2001	5,252,838	5,025,801	5,312,449
02/28/2001	5,237,358	5,047,512	5,378,059
03/31/2001	5,010,239	5,069,771	5,280,392
04/30/2001	4,889,700	5,089,240	5,227,061
05/31/2001	4,894,941	5,107,866	5,306,722
06/30/2001	4,750,311	5,124,263	5,183,552
07/31/2001	4,820,089	5,140,352	5,260,633
08/31/2001	4,846,927	5,155,979	5,306,559
09/30/2001	4,594,269	5,170,776	4,985,934
10/31/2001	4,687,470	5,184,324	5,148,076
11/30/2001	4,764,224	5,195,367	5,316,987
12/31/2001	4,752,885	5,204,458	5,269,984
01/31/2002	4,776,041	5,212,578	5,295,806
02/28/2002	4,747,096	5,219,562	5,246,928
03/31/2002	4,802,011	5,227,236	5,360,050
04/30/2002	4,843,104	5,234,762	5,430,535
05/31/2002	4,813,752	5,242,562	5,420,164
06/30/2002	4,529,565	5,249,900	5,026,333
07/31/2002	4,206,025	5,257,566	4,830,760
08/31/2002	4,397,752	5,265,189	4,983,266
09/30/2002	4,262,343	5,272,456	4,907,519
10/31/2002	4,324,206	5,279,784	4,862,764
11/30/2002	4,577,843	5,286,542	5,145,533
12/31/2002	4,654,347	5,292,886	5,201,723
01/31/2003	4,768,177	5,298,655	5,318,242
02/28/2003	4,844,063	5,303,530	5,379,773
03/31/2003	4,975,225	5,308,886	5,501,680
04/30/2003	5,265,232	5,313,930	5,766,915
05/31/2003	5,303,899	5,319,084	5,805,439
06/30/2003	5,440,473	5,323,925	5,954,812
07/31/2003	5,341,194	5,328,557	5,855,961
08/31/2003	5,433,855	5,332,926	5,923,130
09/30/2003	5,571,264	5,336,979	6,070,143
10/31/2003	5,700,512	5,341,302	6,181,045
11/30/2003	5,761,735	5,345,469	6,259,977
12/31/2003	5,921,211	5,349,745	6,395,317
01/31/2004	5,977,138	5,353,971	6,477,881
02/29/2004	5,949,174	5,357,880	6,491,938
03/31/2004	5,957,818	5,362,112	6,549,456
04/30/2004	5,936,464	5,366,241	6,494,114
05/31/2004	5,872,401	5,370,588	6,390,013
06/30/2004	5,933,628	5,374,992	6,471,038
7/31/2004	6,013,518	5,380,098	6,572,954
8/31/2004	6,122,458	5,385,909	6,695,082
9/30/2004	6,213,833	5,392,318	6,785,466
10/31/2004	6,348,105	5,399,543	6,905,093
11/30/2004	6,415,241	5,407,211	6,947,284
12/31/2004	6,510,015	5,416,133	7,030,440
1/31/2005	6,517,611	5,425,828	7,035,364
2/28/2005	6,616,363	5,435,377	7,131,538
3/31/2005	6,448,524	5,446,791	6,939,700

SECTOR BREAKDOWN‡

Industrials	53.2%
Utilities	18.9%
Banking & Finance	18.7%
Bank Loans Obligations	3.8%
Short-Term Instruments	2.0%
Foreign Currency Denominated Issues	1.9%
Other	1.5%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception	*
High Yield Portfolio	8.24%	6.54%
Citigroup 3-Month Treasury Bill Index	1.58%	—
Merrill Lynch U.S. High Yield BB-B Rated Index	5.96%	—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,037.80	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Portfolio returned 8.24% for the twelve-month period ended March 31, 2005, outperforming the 5.96% return of the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	The Portfolio’s underweight to consumer cyclicals, the worst-performing sector over the twelve-month period, was a significant contributor to relative performance.

•	As energy outperformed most other industry categories, the Portfolio’s overweight to this sector added to returns. Furthermore, an emphasis on pipelines within the sector contributed to greater returns.
•	As ever-increasing fuel costs negatively impacted the air transportation sector, the Portfolio’s underweight to the sector and an emphasis on higher-quality, secured issues contributed to outperformance.

•	The Portfolio’s underweight to chemicals, the top-performing sector over the period, hindered performance.

•	As metals and mining bonds outperformed, the Portfolio’s underweight to this sector also hurt performance.

•	The Portfolio’s focus on the upper-quality tiers of high yields and exposure to BBB-rated issues hurt performance, as lower-rated bonds outperformed.

03.31.05  |  Annual Report  7

PIMCO International Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	International Portfolio	Citigroup 3-Month Treasury Bill Index	J.P. Morgan GBI Global ex-U.S. Index Hedged in USD
12/31/1989	5,000,000	5,000,000	5,000,000
01/31/1990	4,944,945	5,032,999	4,894,002
02/28/1990	4,859,860	5,063,247	4,822,549
03/31/1990	4,924,925	5,097,222	4,826,888
04/30/1990	4,894,711	5,130,507	4,824,957
05/31/1990	4,980,318	5,165,137	4,945,583
06/30/1990	5,060,889	5,198,815	4,971,299
07/31/1990	5,189,338	5,233,230	4,995,162
08/31/1990	5,101,993	5,267,300	4,923,731
09/30/1990	5,096,855	5,299,640	4,900,097
10/31/1990	5,191,047	5,332,656	5,035,831
11/30/1990	5,295,705	5,364,279	5,113,886
12/31/1990	5,353,791	5,396,144	5,164,511
01/31/1991	5,461,621	5,426,794	5,262,640
02/28/1991	5,537,103	5,453,222	5,343,157
03/31/1991	5,493,971	5,481,524	5,351,704
04/30/1991	5,571,350	5,508,000	5,390,773
05/31/1991	5,598,986	5,534,659	5,432,283
06/30/1991	5,576,878	5,560,230	5,392,084
07/31/1991	5,627,372	5,586,751	5,422,820
08/31/1991	5,756,415	5,613,065	5,504,703
09/30/1991	5,868,626	5,637,986	5,585,071
10/31/1991	5,919,955	5,662,738	5,629,192
11/30/1991	5,937,064	5,685,275	5,634,259
12/31/1991	6,117,563	5,706,595	5,727,223
01/31/1992	6,123,555	5,726,339	5,781,061
02/29/1992	6,153,514	5,744,206	5,800,139
03/31/1992	6,096,592	5,763,736	5,758,379
04/30/1992	6,127,014	5,782,411	5,783,140
05/31/1992	6,212,196	5,801,435	5,836,343
06/30/1992	6,193,943	5,819,129	5,828,173
07/31/1992	6,193,943	5,836,587	5,809,522
08/31/1992	6,193,943	5,853,221	5,810,685
09/30/1992	6,298,508	5,867,912	5,890,873
10/31/1992	6,465,397	5,882,758	6,010,455
11/30/1992	6,465,397	5,897,406	6,001,441
12/31/1992	6,545,751	5,913,212	6,069,258
01/31/1993	6,570,432	5,929,000	6,124,490
02/28/1993	6,704,914	5,942,754	6,235,345
03/31/1993	6,743,338	5,957,731	6,239,086
04/30/1993	6,717,722	5,972,208	6,239,709
05/31/1993	6,763,200	5,987,437	6,274,653
06/30/1993	6,912,627	6,002,405	6,402,655
07/31/1993	6,997,086	6,018,132	6,474,365
08/31/1993	7,128,240	6,033,839	6,609,031
09/30/1993	7,141,356	6,048,864	6,637,449
10/31/1993	7,252,837	6,064,469	6,725,728
11/30/1993	7,292,542	6,079,812	6,772,807
12/31/1993	7,480,184	6,095,863	6,913,004
01/31/1994	7,466,522	6,111,835	6,878,440
02/28/1994	7,271,176	6,126,626	6,723,674
03/31/1994	7,184,356	6,143,903	6,662,489
04/30/1994	7,133,711	6,162,212	6,615,184
05/31/1994	6,943,674	6,182,670	6,541,754
06/30/1994	6,768,255	6,203,629	6,475,028
07/31/1994	6,804,801	6,226,087	6,517,762
08/31/1994	6,723,527	6,249,248	6,455,193
09/30/1994	6,686,585	6,272,682	6,461,002
10/31/1994	6,716,139	6,298,337	6,486,200
11/30/1994	6,775,247	6,325,041	6,577,654
12/31/1994	6,768,742	6,354,390	6,562,527
01/31/1995	6,845,010	6,383,875	6,634,060
02/28/1995	6,940,344	6,411,964	6,719,640
03/31/1995	7,092,879	6,443,574	6,856,718
04/30/1995	7,226,348	6,474,568	6,965,740
05/31/1995	7,283,548	6,506,552	7,194,219
06/30/1995	7,216,814	6,537,394	7,170,476
07/31/1995	7,359,816	6,568,905	7,260,826
08/31/1995	7,512,351	6,600,040	7,323,992
09/30/1995	7,579,085	6,629,675	7,439,711
10/31/1995	7,741,153	6,660,104	7,523,038
11/30/1995	8,028,929	6,689,542	7,687,792
12/31/1995	8,172,816	6,720,181	7,759,288
01/31/1996	8,323,303	6,750,354	7,853,176
02/29/1996	8,071,081	6,777,963	7,760,509
03/31/1996	8,162,452	6,806,702	7,824,921
04/30/1996	8,314,737	6,834,746	7,918,820
05/31/1996	8,294,432	6,864,067	7,972,668
06/30/1996	8,406,606	6,892,827	8,038,841
07/31/1996	8,518,966	6,922,743	8,099,132
08/31/1996	8,682,399	6,953,132	8,206,850
09/30/1996	8,938,478	6,982,893	8,381,658
10/31/1996	9,277,524	7,013,478	8,519,953
11/30/1996	9,585,748	7,042,935	8,690,353
12/31/1996	9,541,698	7,073,148	8,702,521
01/31/1997	9,589,950	7,103,775	8,811,304
02/28/1997	9,650,264	7,131,551	8,867,695
03/31/1997	9,456,645	7,162,645	8,820,698
04/30/1997	9,529,482	7,193,156	8,915,963
05/31/1997	9,711,574	7,224,950	8,962,325
06/30/1997	9,917,871	7,255,296	9,114,683
07/31/1997	10,149,939	7,286,566	9,259,609
08/31/1997	10,027,798	7,317,972	9,270,720
09/30/1997	10,224,042	7,348,998	9,434,811
10/31/1997	10,088,868	7,381,040	9,495,192
11/30/1997	10,150,311	7,412,114	9,563,560
12/31/1997	10,134,127	7,444,283	9,687,886
01/31/1998	10,367,431	7,477,113	9,816,715
02/28/1998	10,323,686	7,506,872	9,904,106
03/31/1998	10,542,817	7,540,202	9,992,250
04/30/1998	10,601,551	7,572,172	10,043,212
05/31/1998	10,807,121	7,604,885	10,180,804
06/30/1998	10,940,178	7,636,140	10,224,581
07/31/1998	10,940,178	7,668,442	10,319,668
08/31/1998	10,688,849	7,701,109	10,522,966
09/30/1998	10,956,920	7,732,606	10,772,362
10/31/1998	10,778,275	7,763,692	10,756,203
11/30/1998	10,867,598	7,792,262	10,872,370
12/31/1998	11,270,457	7,821,093	10,859,322
01/31/1999	11,396,384	7,850,266	10,993,977
02/28/1999	11,097,307	7,877,036	10,920,319
03/31/1999	11,144,530	7,907,125	11,050,270
04/30/1999	11,160,271	7,936,383	11,190,608
05/31/1999	10,939,899	7,966,858	11,144,727
06/30/1999	10,924,617	7,996,414	10,971,984
07/31/1999	10,908,762	8,027,681	10,943,457
08/31/1999	10,861,194	8,059,471	10,963,155
09/30/1999	10,988,621	8,091,064	11,004,817
10/31/1999	10,972,649	8,124,075	11,031,228
11/30/1999	10,924,733	8,156,897	11,095,206
12/31/1999	11,003,998	8,191,726	11,128,492
01/31/2000	10,938,693	8,227,689	11,129,607
02/29/2000	10,922,366	8,262,738	11,211,964
03/31/2000	11,069,547	8,301,490	11,375,657
04/30/2000	11,020,203	8,340,425	11,437,085
05/31/2000	11,135,340	8,381,210	11,528,579
06/30/2000	11,250,597	8,420,517	11,583,916
07/31/2000	11,300,305	8,461,272	11,667,320
08/31/2000	11,300,305	8,503,155	11,669,652
09/30/2000	11,383,888	8,545,416	11,770,012
10/31/2000	11,400,579	8,590,195	11,865,348
11/30/2000	11,617,574	8,634,090	12,075,364
12/31/2000	11,843,083	8,679,505	12,209,400
01/31/2001	12,033,264	8,724,293	12,354,192
02/28/2001	12,119,709	8,761,981	12,460,339
03/31/2001	12,274,582	8,800,621	12,554,379
04/30/2001	11,752,260	8,834,416	12,469,309
05/31/2001	11,543,331	8,866,749	12,534,149
06/30/2001	11,583,758	8,895,212	12,603,088
07/31/2001	12,164,706	8,923,143	12,717,775
08/31/2001	12,534,401	8,950,270	12,824,606
09/30/2001	12,919,899	8,975,956	12,877,187
10/31/2001	13,760,945	8,999,473	13,112,839
11/30/2001	13,349,370	9,018,642	13,056,452
12/31/2001	13,094,399	9,034,424	12,948,085
01/31/2002	13,554,202	9,048,518	12,962,329
02/28/2002	13,954,031	9,060,643	12,973,994
03/31/2002	13,075,219	9,073,963	12,907,829
04/30/2002	13,315,867	9,087,029	13,012,382
05/31/2002	13,315,867	9,100,568	13,029,153
06/30/2002	13,583,820	9,113,307	13,197,377
07/31/2002	13,624,673	9,126,614	13,325,390
08/31/2002	13,461,259	9,139,847	13,485,295
09/30/2002	13,901,122	9,152,461	13,639,028
10/31/2002	13,552,569	9,165,182	13,633,339
11/30/2002	13,983,135	9,176,914	13,658,436
12/31/2002	14,613,804	9,187,926	13,855,117
01/31/2003	15,278,068	9,197,940	13,963,687
02/28/2003	15,749,481	9,206,402	14,059,578
03/31/2003	15,470,918	9,215,701	14,042,205
04/30/2003	15,535,202	9,224,456	14,073,611
05/31/2003	16,092,326	9,233,403	14,296,990
06/30/2003	16,199,466	9,241,806	14,222,923
07/31/2003	15,106,645	9,249,847	14,065,017
08/31/2003	15,706,625	9,257,432	13,963,625
09/30/2003	16,263,749	9,264,468	14,117,015
10/31/2003	15,535,202	9,271,972	13,985,203
11/30/2003	15,278,068	9,279,204	13,997,939
12/31/2003	16,081,099	9,286,627	14,129,010
01/31/2004	16,168,655	9,293,964	14,192,381
02/29/2004	16,606,435	9,300,748	14,327,842
03/31/2004	17,248,511	9,308,096	14,366,359
04/30/2004	16,752,361	9,315,263	14,253,898
5/31/2004	16,577,249	9,322,809	14,229,724
6/30/2004	16,534,769	9,330,453	14,212,042
7/31/2004	16,653,086	9,339,317	14,269,107
8/31/2004	17,067,195	9,349,404	14,470,907
9/30/2004	17,111,216	9,360,530	14,553,568
10/31/2004	17,504,230	9,373,073	14,645,998
11/30/2004	18,048,403	9,386,382	14,773,050
12/31/2004	18,280,482	9,401,870	14,864,676
1/31/2005	18,567,110	9,418,699	15,009,719
2/28/2005	18,376,025	9,435,276	14,937,692
3/31/2005	18,696,150	9,455,090	15,051,514

COUNTRY ALLOCATION‡

Commercial Papers	33.1%
Germany	23.2%
Certificates of Deposit	15.1%
France	7.4%
Spain	7.2%
German Treasury Bills	4.1%
U.S. Treasury Bills	3.1%
United Kingdom	2.2%
Other	4.6%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Years	*	10 Years	*	Since Inception	*
International Portfolio	8.39%	11.05%		10.18%		9.03%
Citigroup 3-Month Treasury Bill Index	1.58%	2.64%		3.91%		—
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.77%	5.76%		8.18%		—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,092.60	$1,024.33
Expenses Paid During Period	$0.63	$0.61

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•	The Portfolio returned 8.39% for the twelve-month period ended March 31, 2005, outperforming the 4.77% return of the JPMorgan GBI Global ex-U.S. Index Hedged in USD Index.

•	An overweight to Euroland duration relative to U.S. Treasuries was a positive, as yields fell in response to slowing growth.

•	An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields rose less than U.K. long yields.

•	An overweight to short maturity Euroland issues detracted from performance, as yields rose steadily in mid-2004 as economic data showed signs of greater-than-expected growth. Modest currency exposure relative to the benchmark benefited performance; twin deficit concerns dragged the U.S. dollar lower versus most major currencies.

8  Annual Report  |  03.31.05

PIMCO Investment Grade Corporate Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Investment Grade Corporate Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Credit Excluding AA3 and Higher Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,060,120	5,021,300	5,047,502
03/31/2000	5,115,509	5,044,849	5,085,355
04/30/2000	5,080,160	5,068,510	5,032,471
05/31/2000	5,090,260	5,093,295	5,010,829
06/30/2000	5,186,549	5,117,182	5,143,615
07/31/2000	5,227,630	5,141,949	5,207,398
08/31/2000	5,294,388	5,167,402	5,273,011
09/30/2000	5,341,134	5,193,084	5,296,213
10/31/2000	5,351,556	5,220,296	5,291,975
11/30/2000	5,424,508	5,246,972	5,355,477
12/31/2000	5,504,589	5,274,571	5,451,339
01/31/2001	5,606,525	5,301,788	5,612,158
02/28/2001	5,665,541	5,324,691	5,656,490
03/31/2001	5,708,401	5,348,173	5,691,564
04/30/2001	5,703,006	5,368,711	5,672,209
05/31/2001	5,751,565	5,388,360	5,730,068
06/30/2001	5,773,561	5,405,657	5,760,437
07/31/2001	5,932,115	5,422,630	5,916,546
08/31/2001	6,019,593	5,439,115	5,997,011
09/30/2001	6,093,290	5,454,725	5,964,625
10/31/2001	6,181,759	5,469,016	6,116,722
11/30/2001	6,093,290	5,480,666	6,067,790
12/31/2001	6,082,761	5,490,256	6,024,100
01/31/2002	6,116,648	5,498,822	6,076,512
02/28/2002	6,122,296	5,506,190	6,114,184
03/31/2002	6,036,071	5,514,285	6,002,909
04/30/2002	6,121,730	5,522,225	6,073,142
05/31/2002	6,110,309	5,530,452	6,156,345
06/30/2002	5,949,690	5,538,194	6,144,031
07/31/2002	5,700,579	5,546,281	6,104,093
08/31/2002	6,036,589	5,554,323	6,273,789
09/30/2002	5,979,543	5,561,988	6,382,325
10/31/2002	5,950,029	5,569,719	6,289,141
11/30/2002	6,215,655	5,576,848	6,412,674
12/31/2002	6,432,682	5,583,540	6,612,278
01/31/2003	6,594,746	5,589,626	6,640,275
02/28/2003	6,750,576	5,594,768	6,781,307
03/31/2003	6,872,717	5,600,419	6,787,526
04/30/2003	7,188,559	5,605,739	6,940,977
05/31/2003	7,428,598	5,611,177	7,177,540
06/30/2003	7,507,477	5,616,283	7,158,266
07/31/2003	7,056,384	5,621,170	6,845,802
08/31/2003	7,243,266	5,625,779	6,906,264
09/30/2003	7,509,211	5,630,055	7,161,606
10/31/2003	7,489,467	5,634,615	7,085,547
11/30/2003	7,568,443	5,639,010	7,123,116
12/31/2003	7,791,351	5,643,521	7,207,029
01/31/2004	7,840,708	5,647,980	7,284,129
02/29/2004	7,868,912	5,652,103	7,377,537
03/31/2004	7,919,404	5,656,568	7,450,506
04/30/2004	7,719,815	5,660,924	7,209,412
05/31/2004	7,684,174	5,665,509	7,156,126
06/30/2004	7,743,004	5,670,155	7,187,727
7/31/2004	7,858,571	5,675,541	7,281,329
8/31/2004	8,053,591	5,681,671	7,460,647
9/30/2004	8,147,322	5,688,432	7,507,924
10/31/2004	8,264,445	5,696,055	7,584,368
11/30/2004	8,271,765	5,704,143	7,509,168
12/31/2004	8,418,316	5,713,555	7,615,652
1/31/2005	8,443,673	5,723,782	7,680,876
02/28/2005	8,469,029	5,733,856	7,636,819
3/31/2005	8,317,648	5,745,897	7,527,414

SECTOR BREAKDOWN‡

Industrials	45.5%
Banking & Finance	30.8%
Utilities	19.7%
Other	4.0%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	5 Years	*	Since Inception	*
Investment Grade Corporate Portfolio	5.03%	10.21%		10.28%
Citigroup 3-Month Treasury Bill Index	1.58%	2.64%		—
Lehman Brothers Credit Excluding AA3 and Higher Index	1.03%	8.16%		—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,020.90	$1,024.68
Expenses Paid During Period	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Investment Grade Corporate Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of corporate fixed income securities of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•	The Portfolio returned 5.03% for the twelve-month period ended March 31, 2005, outperforming the Lehman Brothers Credit Excluding AA3 and Higher Index, which returned 1.03% during the same period.

•	Below-Index duration boosted portfolio returns, as interest rates generally increased.

•	A below-Index quality profile was positive for performance, as lower quality credits outpaced all other investment grade quality tiers. Tactical positions to below investment grade names also added to returns.

•	Modest exposure to Treasuries detracted slightly from performance, as the Treasury sector underperformed the overall investment grade corporate market.

•	An overweight to natural gas was a key performance driver for the twelve-month reporting period. This sector benefited strongly from a robust commodities market.

•	Late in the period, the Portfolio added to its exposure to auto securities, specifically shorter maturities. This position detracted from performance as a major U.S. auto manufacturer forecasted its biggest quarterly loss in more than ten years, pressuring credit yield premiums to widen.

•	A small tactical allocation to emerging market bonds added value, as fundamentals such as trade surpluses and currency reserves continued to improve.

03.31.05  |  Annual Report  9

PIMCO Mortgage Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Mortgage Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Mortgage Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,085,000	5,021,300	5,057,992
03/31/2000	5,160,295	5,044,849	5,113,319
04/30/2000	5,155,266	5,068,510	5,116,834
05/31/2000	5,150,236	5,093,295	5,119,160
06/30/2000	5,251,091	5,117,182	5,228,612
07/31/2000	5,286,605	5,141,949	5,262,172
08/31/2000	5,357,635	5,167,402	5,341,959
09/30/2000	5,403,807	5,193,084	5,397,315
10/31/2000	5,439,832	5,220,296	5,436,104
11/30/2000	5,537,616	5,246,972	5,517,836
12/31/2000	5,658,808	5,274,571	5,606,715
01/31/2001	5,723,113	5,301,788	5,693,999
02/28/2001	5,771,341	5,324,691	5,726,594
03/31/2001	5,808,778	5,348,173	5,759,835
04/30/2001	5,803,394	5,368,711	5,767,801
05/31/2001	5,857,229	5,388,360	5,806,081
06/30/2001	5,880,595	5,405,657	5,818,499
07/31/2001	6,016,973	5,422,630	5,921,792
08/31/2001	6,082,434	5,439,115	5,974,028
09/30/2001	6,174,761	5,454,725	6,063,523
10/31/2001	6,263,130	5,469,016	6,147,334
11/30/2001	6,213,422	5,480,666	6,090,543
12/31/2001	6,218,386	5,490,256	6,067,605
01/31/2002	6,270,495	5,498,822	6,123,797
02/28/2002	6,339,974	5,506,190	6,193,491
03/31/2002	6,254,812	5,514,285	6,127,890
04/30/2002	6,389,136	5,522,225	6,243,896
05/31/2002	6,441,697	5,530,452	6,289,227
06/30/2002	6,518,560	5,538,194	6,341,427
07/31/2002	6,613,032	5,546,281	6,413,719
08/31/2002	6,683,886	5,554,323	6,464,387
09/30/2002	6,748,696	5,561,988	6,510,285
10/31/2002	6,736,783	5,569,719	6,535,192
11/30/2002	6,724,870	5,576,848	6,530,556
12/31/2002	6,780,479	5,583,540	6,598,758
01/31/2003	6,793,012	5,589,626	6,614,857
02/28/2003	6,849,412	5,594,768	6,659,205
03/31/2003	6,861,208	5,600,419	6,659,768
04/30/2003	6,899,011	5,605,739	6,687,574
05/31/2003	6,924,213	5,611,177	6,693,111
06/30/2003	6,927,303	5,616,283	6,704,053
07/31/2003	6,787,357	5,621,170	6,578,467
08/31/2003	6,863,691	5,625,779	6,625,270
09/30/2003	6,966,639	5,630,055	6,738,151
10/31/2003	6,960,224	5,634,615	6,714,803
11/30/2003	6,985,884	5,639,010	6,728,817
12/31/2003	7,055,247	5,643,521	6,801,132
01/31/2004	7,095,333	5,647,980	6,843,724
02/29/2004	7,155,463	5,652,103	6,901,407
03/31/2004	7,199,158	5,656,568	6,931,635
04/30/2004	7,097,952	5,660,924	6,808,230
05/31/2004	7,091,205	5,665,509	6,793,332
06/30/2004	7,152,635	5,670,155	6,853,442
07/31/2004	7,220,820	5,675,541	6,914,857
8/31/2004	7,329,917	5,681,671	7,021,499
9/30/2004	7,351,298	5,688,432	7,032,150
10/31/2004	7,406,623	5,696,055	7,088,840
11/30/2004	7,385,876	5,704,143	7,071,139
12/31/2004	7,445,932	5,713,555	7,120,944
1/31/2005	7,481,355	5,723,782	7,158,844
2/28/2005	7,453,017	5,733,856	7,125,694
3/31/2005	7,446,343	5,745,897	7,112,451

SECTOR BREAKDOWN‡

U.S. Government Agencies	66.5%
Short-Term Instruments	19.2%
Asset-Backed Securities	9.1%
Mortgage-Backed Securities	5.1%
Other	0.1%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	5 Year	*	Since Inception	*
Mortgage Portfolio	3.43%	7.61%		8.02%
Citigroup 3-Month Treasury Bill Index	1.58%	2.64%		—
Lehman Brothers Mortgage Index	2.61%	6.82%		—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,012.90	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities.

•	The Portfolio returned 3.43% for the twelve-month period ended March 31, 2005, outperforming the benchmark Lehman Brothers Mortgage Index return of 2.61% for the same period.

•	The Portfolio’s duration was below the index for the twelve-month period, given longer-term risks of inflation and rate increases; this was positive for performance as all but the longest maturity interest rates rose over the period.

•	An underweight to 30-year conventional (FHLMC & FNMA) pass-throughs was negative, as these issues outperformed Treasuries on a duration-adjusted basis over the period.

•	Near-Index exposure to 30-year GNMA securities was neutral for returns.

•	Near-Index exposure to 15-year mortgage-backed securities was neutral to performance.

•	An allocation to high quality Home Equity asset-backed securities added to performance, as these issues posted strong risk adjusted returns during the period.

10  Annual Report  |  03.31.05

PIMCO Municipal Sector Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Municipal Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Long Municipal Bond Index
08/31/2000	5,000,000	5,000,000	5,000,000
09/30/2000	4,959,960	5,024,850	4,948,658
10/31/2000	5,015,015	5,051,181	5,020,837
11/30/2000	5,075,075	5,076,992	5,079,702
12/31/2000	5,324,825	5,103,697	5,262,601
01/31/2001	5,365,356	5,130,033	5,286,899
02/28/2001	5,400,821	5,152,194	5,311,515
03/31/2001	5,491,989	5,174,915	5,370,586
04/30/2001	5,400,625	5,194,787	5,281,662
05/31/2001	5,537,671	5,213,800	5,343,327
06/30/2001	5,626,381	5,230,536	5,389,866
07/31/2001	5,708,518	5,246,960	5,507,195
08/31/2001	5,831,724	5,262,911	5,617,734
09/30/2001	5,717,714	5,278,015	5,562,110
10/31/2001	5,681,428	5,291,843	5,652,894
11/30/2001	5,748,817	5,303,115	5,602,972
12/31/2001	5,656,523	5,312,395	5,514,870
01/31/2002	5,764,678	5,320,683	5,622,952
02/28/2002	5,910,688	5,327,812	5,692,909
03/31/2002	5,768,464	5,335,645	5,560,490
04/30/2002	5,850,247	5,343,328	5,659,179
05/31/2002	5,904,769	5,351,289	5,698,366
06/30/2002	5,937,878	5,358,780	5,754,583
07/31/2002	5,993,011	5,366,604	5,844,481
08/31/2002	5,948,904	5,374,386	5,933,253
09/30/2002	6,052,278	5,381,803	6,112,844
10/31/2002	5,894,049	5,389,283	5,971,639
11/30/2002	5,865,794	5,396,182	5,943,983
12/31/2002	6,048,370	5,402,657	6,089,780
01/31/2003	5,995,106	5,408,545	6,057,361
02/28/2003	6,089,797	5,413,521	6,149,937
03/31/2003	6,065,467	5,418,989	6,148,018
04/30/2003	6,107,298	5,424,137	6,190,774
05/31/2003	6,322,428	5,429,398	6,372,665
06/30/2003	6,289,333	5,434,339	6,347,746
07/31/2003	5,963,086	5,439,067	6,041,972
08/31/2003	6,005,377	5,443,528	6,088,593
09/30/2003	6,234,351	5,447,665	6,293,256
10/31/2003	6,209,927	5,452,077	6,279,727
11/30/2003	6,307,625	5,456,330	6,392,546
12/31/2003	6,384,325	5,460,695	6,463,051
01/31/2004	6,439,894	5,465,009	6,520,240
02/29/2004	6,575,731	5,468,998	6,623,525
03/31/2004	6,525,992	5,473,319	6,620,283
04/30/2004	6,282,438	5,477,533	6,411,492
05/31/2004	6,244,968	5,481,970	6,356,052
6/30/2004	6,273,603	5,486,465	6,381,361
7/31/2004	6,374,586	5,491,678	6,484,342
8/31/2004	6,538,684	5,497,609	6,650,993
9/30/2004	6,580,206	5,504,151	6,708,984
10/31/2004	6,650,412	5,511,526	6,794,435
11/30/2004	6,567,442	5,519,353	6,746,253
12/31/2004	6,683,816	5,528,460	6,868,321
1/31/2005	6,742,275	5,538,356	6,996,290
2/28/2005	6,716,293	5,548,103	7,001,866
3/31/2005	6,653,028	5,559,754	6,976,973

REGIONAL BREAKDOWN‡

New York	12.3%
Massachusetts	10.9%
Texas	10.4%
Illinois	8.2%
California	8.1%
New Jersey	6.1%
Indiana	5.3%
Washington	3.2%
Wisconsin	3.0%
Louisiana	2.8%
Pennsylvania	2.5%
Other	27.2%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
Municipal Sector Portfolio	1.95%	6.42%
Citigroup 3-Month Treasury Bill Index	1.58%	—
Lehman Brothers Long Municipal Bond Index	5.39%	—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,011.10	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

•	The Portfolio returned 1.95% for the twelve-month period ended March 31, 2005, underperforming the 5.39% return of the Portfolio’s benchmark, the Lehman Brothers Long Municipal Bond Index.

•	The Portfolio’s effective duration was managed below that of the benchmark throughout the period, which was positive for performance as municipal yields increased.

•	The Portfolio’s average credit quality was AA+ at the end of the period, similar to the benchmark’s average of AA2/AA3.

•	AAA yields generally increased across the curve, as ten-year AAA municipals increased by 0.41% and 30-year maturities increased by 0.05%. However, the 20-year yields remained constant for the period.

•	The yield ratio between ten-year municipals and Treasuries decreased to 85.6%; while the ratio between 30-year municipals and Treasuries increased to 96.3% for the period.

•	The Portfolio’s yield curve positioning was negative for returns, as the yield curve flattened during the period.

•	Exposure to tobacco securitized municipals helped performance, as the sector rallied due to increased demand for high yield municipal debt.

•	The Portfolio’s avoidance of California General Obligation debt hindered performance, as these securities outperformed the national market across all maturities. Yield premiums tightened over the period, as the state’s economy improved which resulted in upgrades by all rating agencies.

•	Municipal bond issuance reached record levels for the period at $370 billion. The primary buyers were Property & Casualty companies, mutual funds, and crossover accounts.

03.31.05  |  Annual Report  11

PIMCO Real Return Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Real Return Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers: U.S. TIPS Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	4,990,000	5,024,450	4,986,999
06/30/2000	5,070,080	5,048,014	5,049,832
07/31/2000	5,110,239	5,072,447	5,092,997
08/31/2000	5,160,437	5,097,555	5,130,685
09/30/2000	5,210,932	5,122,890	5,157,363
10/31/2000	5,277,151	5,149,735	5,219,768
11/30/2000	5,358,651	5,176,049	5,295,456
12/31/2000	5,398,355	5,203,275	5,352,644
01/31/2001	5,524,020	5,230,125	5,464,518
02/28/2001	5,644,449	5,252,718	5,556,865
03/31/2001	5,691,545	5,275,883	5,610,213
04/30/2001	5,733,549	5,296,143	5,641,628
05/31/2001	5,817,557	5,315,526	5,708,202
06/30/2001	5,815,792	5,332,589	5,701,353
07/31/2001	5,911,657	5,349,333	5,796,567
08/31/2001	5,916,983	5,365,596	5,804,680
09/30/2001	5,965,514	5,380,994	5,838,346
10/31/2001	6,100,602	5,395,092	5,976,716
11/30/2001	5,960,110	5,406,585	5,843,641
12/31/2001	5,902,304	5,416,045	5,775,270
01/31/2002	5,937,160	5,424,495	5,809,343
02/28/2002	6,047,538	5,431,763	5,897,647
03/31/2002	5,987,433	5,439,749	5,861,080
04/30/2002	6,179,263	5,447,582	6,021,089
05/31/2002	6,295,524	5,455,698	6,116,822
06/30/2002	6,428,153	5,463,335	6,203,412
07/31/2002	6,556,716	5,471,312	6,305,765
08/31/2002	6,832,209	5,479,246	6,531,512
09/30/2002	6,998,078	5,486,807	6,696,106
10/31/2002	6,782,468	5,494,434	6,517,363
11/30/2002	6,800,949	5,501,467	6,512,752
12/31/2002	7,076,219	5,508,068	6,731,642
01/31/2003	7,126,674	5,514,072	6,782,370
02/28/2003	7,391,559	5,519,145	7,036,415
03/31/2003	7,260,335	5,524,719	6,922,386
04/30/2003	7,241,279	5,529,968	6,904,591
05/31/2003	7,596,991	5,535,332	7,232,151
06/30/2003	7,527,409	5,540,369	7,158,247
07/31/2003	7,154,255	5,545,189	6,827,826
08/31/2003	7,302,230	5,549,737	6,950,253
09/30/2003	7,592,749	5,553,954	7,180,309
10/31/2003	7,618,575	5,558,453	7,219,273
11/30/2003	7,618,575	5,562,789	7,223,586
12/31/2003	7,702,552	5,567,239	7,297,214
01/31/2004	7,797,729	5,571,637	7,380,973
02/29/2004	7,994,882	5,575,704	7,551,315
03/31/2004	8,121,044	5,580,109	7,672,274
4/30/2004	7,733,356	5,584,406	7,300,025
5/31/2004	7,882,990	5,588,929	7,431,530
6/30/2004	7,884,815	5,593,512	7,434,721
7/31/2004	7,967,813	5,598,826	7,504,178
8/31/2004	8,182,224	5,604,873	7,705,389
9/30/2004	8,199,462	5,611,542	7,720,604
10/31/2004	8,305,126	5,619,062	7,797,833
11/30/2004	8,276,949	5,627,041	7,779,193
12/31/2004	8,413,763	5,636,326	7,914,921
1/31/2005	8,399,092	5,646,415	7,915,525
2/28/2005	8,369,750	5,656,352	7,881,715
3/31/2005	8,402,818	5,668,231	7,888,756

SECTOR BREAKDOWN‡

U.S. Treasury Obligations	90.5%
Short-Term Instruments	4.9%
Foreign Currency-Denominated Issues	2.7%
Other	1.9%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	Since Inception	*
Real Return Portfolio	3.47%	11.12%
Citigroup 3-Month Treasury Bill Index	1.58%	—
Lehman Brothers: U.S. TIPS Index	2.82%	—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,024.80	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

•	For the twelve months ended March 31, 2005, the Portfolio returned 3.47%, outperforming the 2.82% return of the benchmark Lehman Brothers: U.S. TIPS Index.

•	For the twelve months, ten-year real yields increased by 0.32%, compared to a 0.65% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.71% on March 31, 2005 for the ten-year maturity. This compares to a breakeven yield of 2.38% on March 31, 2004. The twelve-month CPI-U change for the period ended March 31, 2005 was 3.15%.

•	The effective duration of the Portfolio was 7.06 years on March 31, 2005, compared to the benchmark’s duration of 6.38 years.

•	The Portfolio’s longer-than-Benchmark duration to TIPS throughout most of the twelve-month period was negative to performance, as ten-year real yields rose 0.32%.

•	The Portfolio’s exposure to positions that pay fixed nominal rates and receive floating nominal rates was positive to performance, as nominal yields rose 0.65% for ten-year maturities.

•	The Portfolio’s overweight exposure to shorter maturity TIPS was negative to performance, as the real yield curve flattened 0.86% during the twelve-month period.

•	Exposure to Eurozone nominal interest rates, primarily via German Bund futures, was positive as Eurozone yields fell during the period where as U.S. yields rose.

12  Annual Report  |  03.31.05

PIMCO Short-Term Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Short-Term Portfolio	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
04/30/2000	5,000,000	5,000,000	5,000,000
05/31/2000	5,025,000	5,024,450	5,026,559
06/30/2000	5,065,135	5,048,014	5,055,155
07/31/2000	5,100,450	5,072,447	5,083,718
08/31/2000	5,140,809	5,097,555	5,112,155
09/30/2000	5,186,575	5,122,890	5,140,611
10/31/2000	5,212,251	5,149,735	5,169,139
11/30/2000	5,248,198	5,176,049	5,198,251
12/31/2000	5,285,949	5,203,275	5,227,528
01/31/2001	5,301,760	5,230,125	5,255,576
02/28/2001	5,343,921	5,252,718	5,279,848
03/31/2001	5,380,874	5,275,883	5,302,699
04/30/2001	5,402,038	5,296,143	5,324,364
05/31/2001	5,428,493	5,315,526	5,343,622
06/30/2001	5,436,106	5,332,589	5,361,433
07/31/2001	5,490,631	5,349,333	5,378,007
08/31/2001	5,528,798	5,365,596	5,394,572
09/30/2001	5,560,614	5,380,994	5,410,308
10/31/2001	5,599,345	5,395,092	5,421,989
11/30/2001	5,610,411	5,406,585	5,432,245
12/31/2001	5,631,907	5,416,045	5,441,739
01/31/2002	5,649,343	5,424,495	5,450,396
02/28/2002	5,666,779	5,431,763	5,458,885
03/31/2002	5,677,590	5,439,749	5,467,535
04/30/2002	5,700,955	5,447,582	5,476,866
05/31/2002	5,718,478	5,455,698	5,485,635
06/30/2002	5,731,621	5,463,335	5,494,313
07/31/2002	5,719,887	5,471,312	5,502,807
08/31/2002	5,755,087	5,479,246	5,511,109
09/30/2002	5,782,688	5,486,807	5,519,465
10/31/2002	5,806,266	5,494,434	5,527,732
11/30/2002	5,835,740	5,501,467	5,535,841
12/31/2002	5,855,613	5,508,068	5,542,391
01/31/2003	5,873,521	5,514,072	5,548,857
02/28/2003	5,891,428	5,519,145	5,555,052
03/31/2003	5,901,046	5,524,719	5,561,256
04/30/2003	5,919,055	5,529,968	5,567,235
05/31/2003	5,937,065	5,535,332	5,573,259
06/30/2003	5,946,370	5,540,369	5,579,205
07/31/2003	5,922,271	5,545,189	5,584,320
08/31/2003	5,934,320	5,549,737	5,589,485
09/30/2003	5,965,379	5,553,954	5,594,795
10/31/2003	5,965,379	5,558,453	5,600,110
11/30/2003	5,977,491	5,562,789	5,605,524
12/31/2003	5,989,064	5,567,239	5,610,989
01/31/2004	5,995,163	5,571,637	5,616,425
02/29/2004	6,007,361	5,575,704	5,621,667
03/31/2004	6,016,824	5,580,109	5,626,914
04/30/2004	6,016,824	5,584,406	5,632,119
05/31/2004	6,022,932	5,588,929	5,637,610
06/30/2004	6,028,760	5,593,512	5,643,764
7/31/2004	6,041,026	5,598,826	5,651,178
8/31/2004	6,059,425	5,604,873	5,659,089
9/30/2004	6,063,105	5,611,542	5,667,490
10/31/2004	6,075,441	5,619,062	5,676,817
11/30/2004	6,081,609	5,627,041	5,686,894
12/31/2004	6,092,474	5,636,326	5,698,267
1/31/2005	6,098,691	5,646,415	5,710,424
02/28/2005	6,104,908	5,656,352	5,723,415
3/31/2005	6,113,341	5,668,231	5,737,199

SECTOR BREAKDOWN‡

U.S. Treasury Bills	40.9%
Commercial Paper	16.6%
U.S. Government Agencies	10.2%
Certificates of Deposit	9.0%
Corporate Bonds & Notes	8.1%
Repurchase Agreements	6.8%
Mortgage-Backed Securities	4.4%
Other	4.0%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
Short-Term Portfolio	1.60%	4.15%
Citigroup 3-Month Treasury Bill Index	1.58%	—
3-Month LIBOR Index	1.96%	—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,008.30	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio returned 1.60% for the twelve-month period ended March 31, 2005, slightly underperforming the 3-Month LIBOR Index return of 1.96% for the same period.

•	Above-Benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets and spreads narrowed considerably.

•	A corporate bond emphasis was slightly positive, as security selection added to returns even though spreads widened during the period.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Real return bond holdings were positive, as nominal yields rose more than real yields during the period.

03.31.05  |  Annual Report  13

PIMCO Short-Term Portfolio II

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	Short-Term Portfolio II	Citigroup 3-Month Treasury Bill Index	3-Month LIBOR Index
03/31/2003	5,000,000	5,000,000	5,000,000
04/30/2003	5,024,950	5,004,750	5,005,375
05/31/2003	5,049,900	5,009,605	5,010,792
06/30/2003	5,054,118	5,014,163	5,016,137
07/31/2003	5,044,090	5,018,526	5,020,736
08/31/2003	5,049,104	5,022,642	5,025,380
09/30/2003	5,069,416	5,026,459	5,030,154
10/31/2003	5,064,396	5,030,530	5,034,933
11/30/2003	5,069,416	5,034,454	5,039,800
12/31/2003	5,079,822	5,038,482	5,044,714
01/31/2004	5,084,857	5,042,462	5,049,601
02/29/2004	5,094,926	5,046,143	5,054,314
03/31/2004	5,098,702	5,050,129	5,059,031
04/30/2004	5,098,702	5,054,018	5,063,711
05/31/2004	5,103,745	5,058,112	5,068,648
06/30/2004	5,109,829	5,062,259	5,074,181
7/31/2004	5,119,947	5,067,069	5,080,846
8/31/2004	5,135,125	5,072,541	5,087,960
9/30/2004	5,142,179	5,078,577	5,095,512
10/31/2004	5,152,342	5,085,383	5,103,898
11/30/2004	5,167,585	5,092,604	5,112,958
12/31/2004	5,179,691	5,101,007	5,123,184
1/31/2005	5,189,948	5,110,137	5,134,113
2/28/2005	5,195,076	5,119,131	5,145,793
3/31/2005	5,201,775	5,129,881	5,158,186

SECTOR BREAKDOWN‡

U.S. Treasury Bills	28.6%
Commercial Paper	17.9%
U.S. Government Agencies	14.8%
Corporate Bonds & Notes	10.4%
Repurchase Agreements	9.8%
Asset-Backed Securities	6.0%
Certificates of Deposit	4.6%
Other	7.9%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended March 31, 2005

	1 Year	Since Inception	*
Short-Term Portfolio II	2.02%	2.06%
Citigroup 3-Month Treasury Bill Index	1.58%	—
3-Month LIBOR Index	1.96%	—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$1,011.60	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio returned 2.02% for the twelve-month period ended March 31, 2005, outperformed the 3-Month LIBOR Index return of 1.96% for the same period.

•	Above-Benchmark duration was negative for returns, as short interest rates increased in the U.S.

•	U.S. dollar exposure to short and intermediate maturities detracted from performance, as rates from the three-month to five-year portion of the yield curve increased.

•	An emphasis on mortgages helped returns, as low volatility and strong bank demand supported these assets and spreads narrowed considerably.

•	A corporate bond emphasis was slightly positive, as security selection added to returns even though spreads widened.

•	Asset-backed bonds helped returns amid strong demand for their relatively high yields and collateral protection.

•	Emerging market bonds added value, as improving credit fundamentals boosted demand and spreads narrowed during the period.

•	Non-U.S. positions, mainly short maturity Eurozone issues, added value amid expectations for lower growth and inflation in Europe. Short three-month rates increased slightly while intermediate five-year rates fell.

•	Real return bond holdings were positive, as nominal yields rose more than real yields during the period.

14  Annual Report  |  03.31.05

PIMCO U.S. Government Sector Portfolio

CUMULATIVE RETURNS THROUGH MARCH 31, 2005

$5,000,000 invested at the beginning of the first full month following the inception date.

	U.S. Government Sector Portfolio	Citigroup 3-Month Treasury Bill Index	Lehman Brothers Government Bond Index
01/31/2000	5,000,000	5,000,000	5,000,000
02/29/2000	5,135,000	5,021,300	5,071,000
03/31/2000	5,330,522	5,044,849	5,160,250
04/30/2000	5,295,386	5,068,510	5,145,801
05/31/2000	5,290,367	5,093,295	5,148,888
06/30/2000	5,466,324	5,117,182	5,240,538
07/31/2000	5,537,250	5,141,949	5,291,372
08/31/2000	5,668,968	5,167,402	5,369,684
09/30/2000	5,638,655	5,193,084	5,384,719
10/31/2000	5,741,644	5,220,296	5,436,412
11/30/2000	5,896,128	5,246,972	5,543,510
12/31/2000	6,050,053	5,274,571	5,653,825
01/31/2001	6,098,844	5,301,788	5,710,929
02/28/2001	6,207,268	5,324,691	5,776,034
03/31/2001	6,185,103	5,348,173	5,796,250
04/30/2001	5,999,822	5,368,711	5,737,128
05/31/2001	6,032,519	5,388,360	5,756,061
06/30/2001	6,064,012	5,405,657	5,782,538
07/31/2001	6,329,832	5,422,630	5,921,319
08/31/2001	6,479,355	5,439,115	5,994,744
09/30/2001	6,559,965	5,454,725	6,099,052
10/31/2001	6,874,215	5,469,016	6,256,408
11/30/2001	6,509,461	5,480,666	6,116,050
12/31/2001	6,371,290	5,490,256	6,062,841
01/31/2002	6,517,683	5,498,822	6,102,249
02/28/2002	6,594,062	5,506,190	6,158,390
03/31/2002	6,327,341	5,514,285	6,024,753
04/30/2002	6,604,122	5,522,225	6,168,142
05/31/2002	6,662,053	5,530,452	6,205,151
06/30/2002	6,797,324	5,538,194	6,291,985
07/31/2002	7,044,736	5,546,281	6,430,409
08/31/2002	7,200,997	5,554,323	6,557,731
09/30/2002	7,421,071	5,561,988	6,711,490
10/31/2002	7,335,997	5,569,719	6,657,541
11/30/2002	7,270,555	5,576,848	6,600,212
12/31/2002	7,418,345	5,583,540	6,760,129
01/31/2003	7,411,495	5,589,626	6,743,181
02/28/2003	7,527,942	5,594,768	6,851,972
03/31/2003	7,489,007	5,600,419	6,832,427
04/30/2003	7,530,269	5,605,739	6,864,092
05/31/2003	7,743,454	5,611,177	7,042,259
06/30/2003	7,698,133	5,616,283	7,005,383
07/31/2003	7,345,388	5,621,170	6,715,808
08/31/2003	7,386,888	5,625,779	6,753,375
09/30/2003	7,672,935	5,630,055	6,949,690
10/31/2003	7,554,568	5,634,615	6,850,755
11/30/2003	7,554,568	5,639,010	6,858,647
12/31/2003	7,637,752	5,643,521	6,919,414
01/31/2004	7,700,816	5,647,980	6,976,717
02/29/2004	7,812,929	5,652,103	7,060,276
03/31/2004	7,905,732	5,656,568	7,122,435
04/30/2004	7,652,973	5,660,924	6,908,113
05/31/2004	7,617,868	5,665,509	6,882,564
6/30/2004	7,655,247	5,670,155	6,910,476
7/31/2004	7,732,786	5,675,541	6,974,846
8/31/2004	7,894,914	5,681,671	7,110,684
9/30/2004	7,916,651	5,688,432	7,125,142
10/31/2004	7,980,438	5,696,055	7,181,873
11/30/2004	7,881,214	5,704,143	7,096,523
12/31/2004	7,954,782	5,713,555	7,160,003
1/31/2005	7,991,575	5,723,782	7,204,909
2/28/2005	7,932,705	5,733,856	7,154,016
3/31/2005	7,914,568	5,745,897	7,130,181

SECTOR BREAKDOWN‡

Short-Term Instruments	37.4%
U.S. Government Agencies	32.1%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	5.1%
Mortgage-Backed Securities	4.7%
Corporate Bonds & Notes	4.4%
Other	1.0%

‡	% of Total Investments as of March 31, 2005

TOTAL RETURN INVESTMENT PERFORMANCE  For the period ended March 31, 2005

	1 Year	5 Year	*	Since Inception	*
U.S. Government Sector Portfolio	0.11%	8.23%		9.30%
Citigroup 3-Month Treasury Bill Index	1.58%	2.64%		—
Lehman Brothers Government Bond Index	0.11%	6.68%		—
* Annualized. All Portfolio returns are net of fees and expenses.

Past performance is no guarantee of future results. The performance quoted represents past performance. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.pimco.com or by calling (800) 927-4648.

Please refer to page 3 herein for an explanation of the information presented in the following Expense Example.

EXPENSE EXAMPLE

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (10/01/04)	$1,000.00	$1,000.00
Ending Account Value (03/31/05)	$999.70	$1,024.68
Expenses Paid During Period†	$0.25	$0.25

†	Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO INSIGHTS

•	The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.

•	The Portfolio performed in-line with the benchmark Lehman Brothers Government Bond Index, returning 0.11% for the twelve-month period ended March 31, 2005 compared to the 0.11% return for the Index during the same period.

•	The Portfolio’s emphasis on the intermediate portion of the curve was a negative for performance over the twelve-month reporting period and was the primary reason for the Portfolio’s underperformance, as these rates rose the most. This “conundrum”, where long yields stayed low despite Fed rate hikes, hurt performance the most over the last six months of the period as the yield curve flattened substantially.

•	A small exposure to longer duration structured mortgages was a positive for relative performance; these securities outperformed comparable Treasuries on continued strong demand and high yields.

•	A modest allocation to TIPS was a slight positive for performance, as nominal yields have risen higher than real yields.

•	A minimal allocation to long duration corporates boosted relative returns as these issues outperformed Treasuries of similar duration; spreads tightened throughout 2004 on the back of improving credit fundamentals and corporate upgrade announcements; spreads eased slightly over the first quarter of 2005.

03.31.05  |  Annual Report  15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income **(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Asset-Backed Securities Portfolio
03/31/2005	$10.79	$0.43	$(0.18)	$0.25	$(0.47)	$0.00	$0.00
03/31/2004	11.00	0.38	0.12	0.50	(0.44)	(0.27)	0.00
03/31/2003	10.66	0.52	0.43	0.95	(0.48)	(0.13)	0.00
03/31/2002	10.56	0.64	0.31	0.95	(0.60)	(0.25)	0.00
10/31/2000 - 03/31/2001	10.00	0.32	0.43	0.75	(0.19)	0.00	0.00

Emerging Markets Portfolio
03/31/2005	$11.43	$0.54	$0.29	$0.83	$(0.81)	$(0.53)	$0.00
03/31/2004	11.81	0.68	1.47	2.15	(0.88)	(1.65)	0.00
03/31/2003	10.86	0.82	1.15	1.97	(0.82)	(0.20)	0.00
03/31/2002	9.91	0.84	0.86	1.70	(0.75)	0.00	0.00
03/31/2001	9.84	0.49	0.47	0.96	(0.84)	(0.05)	0.00

Emerging Markets Portfolio (Local Markets)
07/30/2004 - 03/31/2005	$10.00	$0.15	$1.04	$1.19	$(0.21)	$0.00	$0.00

High Yield Portfolio
03/31/2005	$8.37	$0.61	$0.06	$0.67	$(0.79)	$0.00	$0.00
03/31/2004	7.72	0.68	0.80	1.48	(0.83)	0.00	0.00
03/31/2003	8.18	0.70	(0.46)	0.24	(0.70)	0.00	0.00
03/31/2002	9.56	0.77	(1.18)	(0.41)	(0.71)	(0.26)	0.00
12/08/2000 - 03/31/2001	9.57	0.30	(0.10)	0.20	(0.21)	0.00	0.00

International Portfolio
03/31/2005	$5.91	$0.11	$0.36	$0.47	$(0.26)	$(0.26)	$0.00
03/31/2004	7.22	0.22	0.46	0.68	(0.92)	(1.07)	0.00
03/31/2003	6.52	0.38	0.77	1.15	(0.36)	(0.09)	0.00
03/31/2002	7.05	0.30	0.15	0.45	(0.82)	(0.16)	0.00
03/31/2001	6.73	0.43	0.28	0.71	(0.32)	(0.07)	0.00

Investment Grade Corporate Portfolio
03/31/2005	$11.11	$0.58	$(0.03)	$0.55	$(0.68)	$(1.24)	$0.00
03/31/2004	10.88	0.76	0.85	1.61	(0.95)	(0.43)	0.00
03/31/2003	10.57	0.78	0.59	1.37	(0.81)	(0.25)	0.00
03/31/2002	10.58	0.69	(0.09)	0.60	(0.53)	(0.08)	0.00
03/31/2001	10.13	0.78	0.36	1.14	(0.68)	(0.01)	0.00

Mortgage Portfolio
03/31/2005	$10.67	$0.36	$0.08	$0.44	$(0.47)	$(0.17)	$(0.08)
03/31/2004	10.89	0.34	0.18	0.52	(0.46)	(0.28)	0.00
03/31/2003	10.71	0.45	0.57	1.02	(0.46)	(0.38)	0.00
03/31/2002	10.79	0.62	0.20	0.82	(0.60)	(0.30)	0.00
03/31/2001	10.26	0.73	0.52	1.25	(0.64)	(0.08)	0.00

Municipal Sector Portfolio
03/31/2005	$10.45	$0.45	$(0.25)	$0.20	$(0.46)	$(0.05)	$0.00
03/31/2004	10.15	0.49	0.27	0.76	(0.46)	0.00	0.00
03/31/2003	10.58	0.57	(0.03)	0.54	(0.62)	(0.35)	0.00
03/31/2002	10.82	0.62	(0.09)	0.53	(0.48)	(0.29)	0.00
08/21/2000 - 03/31/2001	10.00	0.36	0.63	0.99	(0.17)	0.00	0.00

Real Return Portfolio
03/31/2005	$11.94	$0.42	$(0.03)	$0.39	$(0.60)	$(0.33)	$0.00
03/31/2004	11.43	0.35	0.96	1.31	(0.35)	(0.45)	0.00
03/31/2003	10.30	0.48	1.62	2.10	(0.78)	(0.19)	0.00
03/31/2002	10.84	0.56	(0.01)	0.55	(0.53)	(0.56)	0.00
04/28/2000 - 03/31/2001	10.00	0.69	0.66	1.35	(0.48)	(0.03)	0.00

16  Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets **	Portfolio Turnover Rate
Asset-Backed Securities Portfolio
03/31/2005	$(0.47)	$10.57	2.34%	$211,671	0.51	%(b)	3.98%	79%
03/31/2004	(0.71)	10.79	4.69	211,206	0.12	(b)	3.51	379
03/31/2003	(0.61)	11.00	8.95	208,719	0.15	(b)	4.65	177
03/31/2002	(0.85)	10.66	9.17	98,848	0.05		5.88	569
10/31/2000 - 03/31/2001	(0.19)	10.56	7.58	53,822	0.05	*(e)	7.38 *	134

Emerging Markets Portfolio
03/31/2005	$(1.34)	$10.92	7.50%	$1,522,558	0.12%		4.81%	449%
03/31/2004	(2.53)	11.43	19.28	1,269,208	0.13	(c)	5.61	419
03/31/2003	(1.02)	11.81	19.48	1,336,575	0.13	(c)	7.60	305
03/31/2002	(0.75)	10.86	17.74	1,005,646	0.13	(c)	7.99	265
03/31/2001	(0.89)	9.91	10.31	287,880	0.16	(c)	9.09	224

Emerging Markets Portfolio (Local Markets)
07/30/2004 - 03/31/2005	$(0.21)	$10.98	11.98%	$127,000	0.12	%*	2.13%*	199%

High Yield Portfolio
03/31/2005	$(0.79)	$8.25	8.24%	$211,569	0.05%		7.20%	117%
03/31/2004	(0.83)	8.37	19.75	177,339	0.06	(b)	8.30	128
03/31/2003	(0.70)	7.72	3.61	400,794	0.05		9.08	182
03/31/2002	(0.97)	8.18	(4.16)	397,455	0.06	(b)	8.95	104
12/08/2000 - 03/31/2001	(0.21)	9.56	2.09	212,247	0.05	*(d)	9.79 *	80

International Portfolio
03/31/2005	$(0.52)	$5.86	8.39%	$2,662,343	0.12%		1.96%	288%
03/31/2004	(1.99)	5.91	11.49	3,168,509	0.14	(c)	3.31	763
03/31/2003	(0.45)	7.22	18.32	1,520,328	0.12		5.72	328
03/31/2002	(0.98)	6.52	6.52	1,808,687	0.13	(c)	4.40	298
03/31/2001	(0.39)	7.05	10.89	3,588,537	0.13	(c)	6.14	464

Investment Grade Corporate Portfolio
03/31/2005	$(1.92)	$9.74	5.03%	$976,440	0.05%		5.46%	22%
03/31/2004	(1.38)	11.11	15.23	1,306,285	0.05		6.70	90
03/31/2003	(1.06)	10.88	13.86	4,211,671	0.07	(b)	7.51	199
03/31/2002	(0.61)	10.57	5.74	4,947,469	0.05		6.40	361
03/31/2001	(0.69)	10.58	11.59	999,641	0.11	(b)	7.54	240

Mortgage Portfolio
03/31/2005	$(0.72)	$10.39	3.43%	$8,805,626	0.05%		3.36%	725%
03/31/2004	(0.74)	10.67	4.93	4,112,744	0.05		3.19	823
03/31/2003	(0.84)	10.89	9.69	6,747,404	0.07	(b)	4.00	687
03/31/2002	(0.90)	10.71	7.68	5,314,257	0.22	(b)	5.66	685
03/31/2001	(0.72)	10.79	12.57	3,477,278	0.87	(b)	6.99	742

Municipal Sector Portfolio
03/31/2005	$(0.51)	$10.14	1.95%	$343,054	0.05%		4.41%	87%
03/31/2004	(0.46)	10.45	7.59	368,097	0.05		4.74	136
03/31/2003	(0.97)	10.15	5.15	249,882	0.05		5.39	372
03/31/2002	(0.77)	10.58	5.03	145,514	0.05		5.70	1361
08/21/2000 - 03/31/2001	(0.17)	10.82	9.95	69,211	0.05	*(e)	4.95 *	189

Real Return Portfolio
03/31/2005	$(0.93)	$11.40	3.47%	$1,689,226	0.05%		3.65%	447%
03/31/2004	(0.80)	11.94	11.85	1,422,613	0.05		3.03	372
03/31/2003	(0.97)	11.43	21.26	654,735	0.07	(b)	4.23	308
03/31/2002	(1.09)	10.30	5.20	94,457	0.06	(b)	5.14	502
04/28/2000 - 03/31/2001	(0.51)	10.84	13.83	208,832	0.09	*(f)	7.24 *	260

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Portfolio has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.

See accompanying notes  |  03.31.05  |  Annual Report  17

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income**(a)	Net Realized/ Unrealized Gain (Loss) on Investments **(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Short-Term Portfolio
03/31/2005	$9.85	$0.20	$(0.04)	$0.16	$(0.23)	$(0.01)
03/31/2004	9.83	0.16	0.03	0.19	(0.15)	(0.02)
03/31/2003	9.72	0.25	0.12	0.37	(0.21)	(0.05)
03/31/2002	10.17	0.56	(0.02)	0.54	(0.87)	(0.12)
04/20/2000 - 03/31/2001	10.00	0.64	0.11	0.75	(0.57)	(0.01)
Short-Term Portfolio II
03/31/2005	$10.11	$0.20	$0.00	$0.20	$(0.22)	$(0.01)
03/31/2004	10.02	0.12	0.07	0.19	(0.10)	0.00
03/17/2003 - 03/31/2003	10.00	0.01	0.01	0.02	0.00	0.00
U.S. Government Sector Portfolio
03/31/2005	$11.26	$0.26	$(0.25)	$0.01	$(0.26)	$(0.33)
03/31/2004	10.89	0.22	0.38	0.60	(0.23)	0.00
03/31/2003	9.83	0.35	1.43	1.78	(0.34)	(0.38)
03/31/2002	11.35	0.75	(0.51)	0.24	(0.79)	(0.97)
03/31/2001	10.62	0.68	0.97	1.65	(0.54)	(0.38)

18  Annual Report  |  03.31.05  |  See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets **	Portfolio Turnover Rate
Short-Term Portfolio
03/31/2005	$(0.24)	$9.77	1.60%	$2,914,175	0.05%		2.00%	283%
03/31/2004	(0.17)	9.85	1.96	4,226,476	0.05		1.59	280
03/31/2003	(0.26)	9.83	3.94	2,432,457	0.05		2.56	212
03/31/2002	(0.99)	9.72	5.51	114,868	1.05	(b)	5.58	96
04/20/2000 - 03/31/2001	(0.58)	10.17	7.62	191,299	1.58	*(b)(c)	6.78 *	154
Short-Term Portfolio II
03/31/2005	$(0.23)	$10.08	2.02%	$1,626,755	0.05%		2.01%	326%
03/31/2004	(0.10)	10.11	1.97	2,413,972	0.05		1.20	232
03/17/2003 - 03/31/2003	0.00	10.02	0.20	20,102	0.05	*(d)	2.16 *	11
U.S. Government Sector Portfolio
03/31/2005	$(0.59)	$10.68	0.11%	$7,553,665	0.05%		2.32%	366%
03/31/2004	(0.23)	11.26	5.56	7,226,151	0.05		2.03	709
03/31/2003	(0.72)	10.89	18.36	4,438,204	0.05		3.25	819
03/31/2002	(1.76)	9.83	2.30	545,294	0.07	(b)	6.77	785
03/31/2001	(0.92)	11.35	16.03	1,257,236	0.11	(b)	6.18	1,200

*	Annualized
**	As a result of a change in generally accepted accounting principles, the Portfolio has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.59%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes  |  03.31.05  |  Annual Report  19

Statements of Assets and Liabilities

March 31, 2005

Amounts in thousands, except per share amounts	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	Emerging Markets Portfolio (Local Markets)	High Yield Portfolio	International Portfolio	Investment Grade Corporate Portfolio
Assets:
Investments, at value	$313,591	$1,779,642	$107,558	$205,984	$2,185,245	$964,873
Repurchase agreements, at value	0	0	18,606	0	0	0
Cash	13	1,776	0	44	0	278
Foreign currency, at value	0	4,606	0	1,501	73,146	0
Receivable for investments sold	57	290,444	0	619	190,416	61
Receivable for investments sold on delayed delivery basis	0	0	0	0	140,684	0
Unrealized appreciation on forward foreign currency contracts	0	2,204	2,022	184	60,953	0
Receivable for Portfolio shares sold	0	2,500	0	0	4,550	1,700
Interest and dividends receivable	1,337	17,103	20	4,141	16,035	14,566
Variation margin receivable	58	424	0	37	2,485	175
Swap premiums paid	69	695	0	26	159,076	0
Unrealized appreciation on swap agreements	76	13,630	0	367	96,784	1,052

	315,201	2,113,024	128,206	212,903	2,929,374	982,705

Liabilities:
Payable for investments purchased	$17,618	$20,740	$0	$487	$1	$0
Payable for investments purchased on delayed delivery basis	5,185	564,839	0	0	149,237	0
Unrealized depreciation on forward foreign currency contracts	0	735	791	0	16,438	0
Payable for reverse repurchase agreements	79,146	0	0	0	0	0
Payable for short sales	0	0	0	0	0	0
Overdraft due to Custodian	0	0	0	0	0	0
Written options outstanding	166	0	0	28	0	547
Payable for Portfolio shares redeemed	900	3,400	400	500	6,800	2,850
Accrued investment advisory fee	4	25	2	4	61	17
Accrued administration fee	5	127	11	6	308	25
Variation margin payable	0	0	0	0	0	43
Recoupment payable to Manager	0	0	0	0	0	0
Swap premiums received	312	3	0	248	48,440	682
Unrealized depreciation on swap agreements	194	392	2	61	45,743	2,101
Other liabilities	0	205	0	0	3	0

	103,530	590,466	1,206	1,334	267,031	6,265

Net Assets	$211,671	$1,522,558	$127,000	$211,569	$2,662,343	$976,440

Net Assets Consist of:
Paid in capital	$215,240	$1,490,074	$123,243	$220,737	$2,344,922	$972,290
Undistributed (overdistributed) net investment income	730	(3,435)	2,549	4,066	177,771	4,004
Accumulated undistributed net realized gain (loss)	(553)	(3,819)	(11)	(15,243)	3,429	2,091
Net unrealized appreciation (depreciation)	(3,746)	39,738	1,219	2,009	136,221	(1,945)

	$211,671	$1,522,558	$127,000	$211,569	$2,662,343	$976,440

Shares Issued and Outstanding:	20,019	139,478	11,571	25,639	454,282	100,241
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$10.57	$10.92	$10.98	$8.25	$5.86	$9.74
Cost of Investments Owned	$316,659	$1,754,503	$107,569	$204,393	$2,158,592	$963,396

Cost of Repurchase Agreements Owned	$0	$0	$18,606	$0	$0	$0

Cost of Foreign Currency Held	$0	$4,580	$0	$1,548	$73,953	$0

20  Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands, except per share amounts	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
Assets:
Investments, at value	$15,042,676	$353,410	$1,923,605	$4,478,643	$2,184,011	$7,984,593
Repurchase agreements, at value	0	0	0	327,240	0	916,000
Cash	0	1	0	0	0	0
Foreign currency, at value	0	0	224	0	596	0
Receivable for investments sold	4,375,254	0	123,608	57,568	11,288	29,597
Receivable for investments sold on delayed delivery basis	0	0	27,805	95,218	8,581	135,900
Unrealized appreciation on forward foreign currency contracts	0	0	1,852	0	209	0
Receivable for Portfolio shares sold	26,450	550	4,600	0	0	32,450
Interest and dividends receivable	23,739	4,822	12,901	8,422	6,315	35,573
Variation margin receivable	444	85	1,887	2,888	472	17,967
Swap premiums paid	2,212	0	488	381	0	0
Unrealized appreciation on swap agreements	1,748	0	9,519	842	367	16,763

	19,472,523	358,868	2,106,489	4,971,202	2,211,839	9,168,843

Liabilities:
Payable for investments purchased	$8,553,762	$0	$51,306	$84,658	$59,710	$308,485
Payable for investments purchased on delayed delivery basis	0	14,699	286,109	1,831,398	502,264	1,213,737
Unrealized depreciation on forward foreign currency contracts	0	0	213	0	322	0
Payable for reverse repurchase agreements	0	0	0	0	0	0
Payable for short sales	2,074,865	0	63,003	95,443	8,602	0
Overdraft due to Custodian	517	0	359	3,433	602	7,840
Written options outstanding	472	0	174	0	169	12,129
Payable for Portfolio shares redeemed	28,600	1,100	5,250	36,948	12,000	16,750
Accrued investment advisory fee	127	6	30	58	32	121
Accrued administration fee	190	9	44	88	48	182
Variation margin payable	0	0	52	1,669	0	1,041
Recoupment payable to Manager	0	0	0	0	1	0
Swap premiums received	4,025	0	8,790	2,858	1,194	32,686
Unrealized depreciation on swap agreements	4,339	0	694	474	140	22,207
Other liabilities	0	0	1,239	0	0	0

	10,666,897	15,814	417,263	2,057,027	585,084	1,615,178

Net Assets	$8,805,626	$343,054	$1,689,226	$2,914,175	$1,626,755	$7,553,665

Net Assets Consist of:
Paid in capital	$8,918,746	$339,831	$1,660,896	$2,927,910	$1,625,227	$7,640,795
Undistributed (overdistributed) net
investment income	257	2,917	1,831	6,233	5,822	11,054
Accumulated undistributed net realized gain (loss)	(7,712)	922	(11,353)	(12,631)	(3,061)	(58,857)
Net unrealized appreciation (depreciation)	(105,665)	(616)	37,852	(7,337)	(1,233)	(39,327)

	$8,805,626	$343,054	$1,689,226	$2,914,175	$1,626,755	$7,553,665

Shares Issued and Outstanding:	847,281	33,830	148,168	298,293	161,389	707,016
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$10.39	$10.14	$11.40	$9.77	$10.08	$10.68
Cost of Investments Owned	$15,143,991	$352,135	$1,894,762	$4,481,637	$2,184,498	$8,012,204

Cost of Repurchase Agreements Owned	$0	$0	$0	$327,240	$0	$916,000

Cost of Foreign Currency Held	$0	$0	$224	$0	$596	$0

See accompanying notes  |  03.31.05  |  Annual Report  21

Statements of Operations

Year ended March 31, 2005

Amounts in thousands	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	Emerging Markets Portfolio (Local Markets)*	High Yield Portfolio	International Portfolio	Investment Grade Corporate Portfolio
Investment Income:
Interest, net of foreign taxes	$9,392	$53,109	$941	$12,684	$71,779	$59,285
Dividends	0	1,929	0	58	0	1,039
Miscellaneous income	4	11	0	26	128	4

Total Income	9,396	55,049	941	12,768	71,907	60,328

Expenses:
Investment advisory fees	42	223	8	35	692	219
Administration fees	62	1,115	42	53	3,461	329
Trustees’ fees	1	3	0	0	9	3
Legal fees	0	0	0	0	0	0
Interest expense	962	7	0	3	12	18
Miscellaneous expense	1	3	0	0	8	2

Total Expenses	1,068	1,351	50	91	4,182	571

Net Investment Income	8,328	53,698	891	12,677	67,725	59,757

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	297	23,798	(11)	4,096	7,593	7,068
Net realized gain (loss) on futures contracts, options and swaps	679	7,290	0	717	237,532	710
Net realized gain (loss) on foreign currency transactions	0	523	2,961	42	32,239	0
Net change in unrealized (depreciation) on investments	(1,691)	(36,755)	(11)	(6,137)	(52,274)	(11,236)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(2,776)	2,342	(2)	108	5,620	(6,466)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	538	1,231	102	(4,856)	0

Net Gain (Loss)	(3,491)	(2,264)	4,168	(1,072)	225,854	(9,924)

Net Increase in Net Assets Resulting from Operations	$4,837	$51,434	$5,059	$11,605	$293,579	$49,833

22  Annual Report  |  03.31.05  |  See accompanying notes

Amounts in thousands	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
Investment Income:
Interest, net of foreign taxes	$187,117	$19,748	$46,945	$62,051	$42,858	$194,721
Dividends	0	0	36	0	0	122
Miscellaneous income	517	0	0	0	0	170

Total Income	187,634	19,748	46,981	62,051	42,858	195,013

Expenses:
Investment advisory fees	1,097	89	254	606	418	1,643
Administration fees	1,646	133	380	910	627	2,465
Trustees’ fees	14	1	3	9	6	21
Legal fees	0	0	0	5	0	0
Interest expense	2	9	37	36	1	0
Miscellaneous expense	15	1	4	0	8	19

Total Expenses	2,774	233	678	1,566	1,060	4,148

Net Investment Income	184,860	19,515	46,303	60,485	41,798	190,865

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	50,439	1,227	21,578	(3,354)	(3,624)	(55,411)
Net realized gain (loss) on futures contracts, options and swaps	(1,002)	(95)	1,033	5,402	5,115	144,931
Net realized gain (loss) on foreign currency transactions	0	0	(2,270)	0	141	0
Net change in unrealized (depreciation) on investments	(54,237)	(3,047)	(52,588)	(7,492)	(863)	(52,997)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(435)	(1,890)	7,823	(10,637)	(2,559)	(94,790)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	1,739	0	(130)	0

Net Gain (Loss)	(5,235)	(3,805)	(22,685)	(16,081)	(1,920)	(58,267)

Net Increase in Net Assets Resulting from Operations	$179,625	$15,710	$23,618	$44,404	$39,878	$132,598

*	Inception date was July 30, 2004.

See accompanying notes  |  03.31.05  |  Annual Report  23

Statements of Changes in Net Assets

Amounts in thousands	Asset-Backed Securities Portfolio		Emerging Markets Portfolio		Emerging Markets Portfolio (Local Markets)	High Yield Portfolio
	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Period from July 30, 2004 to March 31, 2005	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,328	$7,298	$53,698	$64,752	$891	$12,677	$19,664
Net realized gain	976	1,351	31,611	165,585	2,950	4,855	24,753
Net change in unrealized appreciation (depreciation)	(4,467)	1,109	(33,875)	(14,120)	1,218	(5,927)	1,926

Net increase resulting from operations	4,837	9,758	51,434	216,217	5,059	11,605	46,343

Distributions to Shareholders:
From net investment income	(9,146)	(8,420)	(84,635)	(81,716)	(1,303)	(16,098)	(22,176)
From net realized capital gains	0	(5,077)	(47,000)	(152,157)	0	0	0
Tax basis return of capital	0	0	0	0	0	0	0

Total Distributions	(9,146)	(13,497)	(131,635)	(233,873)	(1,303)	(16,098)	(22,176)

Portfolio Share Transactions:
Receipts for shares sold	17,583	70,801	611,478	415,317	122,941	86,950	126,449
Issued as reinvestment of distributions	8,802	13,277	128,315	228,098	1,303	15,955	21,822
Cost of shares redeemed	(21,611)	(77,852)	(406,242)	(693,126)	(1,000)	(64,182)	(395,893)
Net increase (decrease) resulting from Portfolio share transactions	4,774	6,226	333,551	(49,711)	123,244	38,723	(247,622)

Total Increase (Decrease) in Net Assets	465	2,487	253,350	(67,367)	127,000	34,230	(223,455)

Net Assets:
Beginning of period	211,206	208,719	1,269,208	1,336,575	0	177,339	400,794

End of period*	$211,671	$211,206	$1,522,558	$1,269,208	$127,000	$211,569	$177,339

* Including undistributed (overdistributed) net investment income of:	$730	$339	$(3,435)	$24,554	$2,549	$4,066	$7,042

24  Annual Report  |  03.31.05  |  See accompanying notes

	International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$67,725	$47,887	$59,757	$161,421	$184,860	$188,377	$19,515	$12,886
Net realized gain	277,364	1,451,017	7,778	265,269	49,437	91,860	1,132	4,234
Net change in unrealized appreciation (depreciation)	(51,510)	(1,272,912)	(17,702)	(22,754)	(54,672)	(31,310)	(4,937)	2,112

Net increase resulting from operations	293,579	225,992	49,833	403,936	179,625	248,927	15,710	19,232

Distributions to Shareholders:
From net investment income	(136,715)	(226,079)	(69,817)	(183,385)	(219,182)	(221,044)	(18,376)	(12,079)
From net realized capital gains	(141,997)	(264,999)	(111,441)	(69,700)	(99,998)	(111,339)	(1,725)	0
Tax basis return of capital	0	0	0	0	(42,816)	0	0	0

Total Distributions	(278,712)	(491,078)	(181,258)	(253,085)	(361,996)	(332,383)	(20,101)	(12,079)

Portfolio Share Transactions:
Receipts for shares sold	6,084,326	3,366,979	167,703	657,765	6,183,806	3,923,343	325,026	230,956
Issued as reinvestment of distributions	270,744	483,061	176,944	248,299	350,596	325,697	19,377	11,851
Cost of shares redeemed	(6,876,103)	(1,936,773)	(543,067)	(3,962,301)	(1,659,149)	(6,800,244)	(365,055)	(131,745)
Net increase (decrease) resulting from Portfolio share transactions	(521,033)	1,913,267	(198,420)	(3,056,237)	4,875,253	(2,551,204)	(20,652)	111,062

Total Increase (Decrease) in Net Assets	(506,166)	1,648,181	(329,845)	(2,905,386)	4,692,882	(2,634,660)	(25,043)	118,215

Net Assets:
Beginning of period	3,168,509	1,520,328	1,306,285	4,211,671	4,112,744	6,747,404	368,097	249,882

End of period*	$2,662,343	$3,168,509	$976,440	$1,306,285	$8,805,626	$4,112,744	$343,054	$368,097

* Including undistributed (overdistributed) net investment income of:	$177,771	$146,600	$4,004	$32,801	$257	$90,186	$2,917	$2,295

See accompanying notes  |  03.31.05  |  Annual Report  25

Statements of Changes in Net Assets (Cont.)

	Real Return Portfolio		Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio
Amounts in thousands	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2005	Year Ended March 31, 2004
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$46,303	$35,725	$60,485	$53,978	$41,798	$11,052	$190,865	$116,398
Net realized gain	20,341	67,337	2,048	4,590	1,632	1,578	89,520	134,103
Net change in unrealized appreciation (depreciation)	(43,026)	57,238	(18,129)	5,202	(3,552)	2,297	(147,787)	89,614

Net increase resulting from operations	23,618	160,300	44,404	63,770	39,878	14,927	132,598	340,115

Distributions to Shareholders:
From net investment income	(60,968)	(33,516)	(65,369)	(54,522)	(41,144)	(9,370)	(200,367)	(114,236)
From net realized capital gains	(45,000)	(53,300)	(2,398)	(8,461)	(2,098)	(707)	(274,007)	(80)

Total Distributions	(105,968)	(86,816)	(67,767)	(62,983)	(43,242)	(10,077)	(474,374)	(114,316)

Portfolio Share Transactions:
Receipts for shares sold	1,241,958	1,090,746	2,474,305	5,927,587	886,601	2,977,074	8,753,702	9,470,890
Issued as reinvestment of distributions	103,054	85,882	66,267	62,447	42,430	9,870	462,337	111,267
Cost of shares redeemed	(996,049)	(482,234)	(3,829,510)	(4,196,802)	(1,712,884)	(597,924)	(8,546,749)	(7,020,009)
Net increase (decrease) resulting from Portfolio share transactions	348,963	694,394	(1,288,938)	1,793,232	(783,853)	2,389,020	669,290	2,562,148

Total Increase (Decrease) in Net Assets	266,613	767,878	(1,312,301)	1,794,019	(787,217)	2,393,870	327,514	2,787,947

Net Assets:
Beginning of period	1,422,613	654,735	4,226,476	2,432,457	2,413,972	20,102	7,226,151	4,438,204

End of period*	$1,689,226	$1,422,613	$2,914,175	$4,226,476	$1,626,755	$2,413,972	$7,553,665	$7,226,151

* Including undistributed net investment income of:	$1,831	$31,531	$6,233	$8,925	$5,822	$3,155	$11,054	$153,720

26  Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Asset-Backed Securities Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 1.1%

Banking & Finance 1.1%

Preferred Term Securities XII
3.580% due 03/24/2034 (a)	$2,250	$2,232

Total Corporate Bonds & Notes (Cost $2,250)		2,232

U.S. GOVERNMENT AGENCIES 15.3%

Fannie Mae
2.970% due 06/25/2032 (a)	125	126
2.983% due 10/25/2007	110	110
3.090% due 08/25/2031 (a)(f)	3,322	3,324
3.230% due 11/17/2030 (a)	375	378
3.244% due 09/17/2027 (a)	24	24
3.287% due 10/01/2040 (a)	608	623
3.325% due 10/25/2021 (a)	76	76
3.350% due 08/25/2031 (a)	1,977	1,990
3.368% due 11/01/2040 (a)	325	330
3.375% due 01/15/2020-11/25/2021 (a)(d)	237	239
3.384% due 12/18/2031 (a)	1,728	1,739
3.425% due 12/25/2021 (a)	462	468
3.475% due 03/25/2008 (a)	61	61
3.500% due 11/25/2031 (a)	1,403	1,415
3.575% due 07/01/2027 (a)	17	18
3.625% due 05/25/2022 (a)	141	143
3.775% due 08/25/2023 (a)	205	209
3.822% due 03/01/2027 (a)	35	36
3.826% due 01/01/2028 (a)	81	84
3.847% due 02/01/2026 (a)	37	38
3.875% due 05/01/2015 (a)	81	82
3.925% due 01/01/2017-12/01/2017 (a)(d)	185	189
3.928% due 10/01/2016 (a)	32	33
3.953% due 01/01/2029 (a)	45	46
3.964% due 05/01/2017 (a)	94	96
3.975% due 12/25/2008 (a)	413	419
3.977% due 09/01/2015 (a)	58	59
4.000% due 07/25/2008-12/01/2028 (a)(d)	2,929	2,951
4.026% due 03/01/2030 (a)	114	116
4.067% due 05/01/2036 (a)	340	348
4.076% due 10/01/2031 (a)	193	197
4.182% due 09/01/2030 (a)	131	135
4.190% due 03/01/2027 (a)	87	90
4.202% due 12/01/2025 (a)	16	16
4.207% due 10/01/2027 (a)	22	23
4.300% due 12/01/2024 (a)	26	27
4.405% due 04/01/2018 (a)	49	51
4.500% due 11/01/2018	85	83
4.750% due 12/25/2014	471	473
4.768% due 11/01/2024 (a)	210	215
5.000% due 06/25/2023-04/18/2027 (d)	219	217
5.122% due 12/01/2014 (a)	68	68
5.147% due 04/01/2033 (a)	33	34
5.370% due 02/01/2018 (a)	46	45
5.500% due 04/25/2017	150	154
5.690% due 12/01/2017 (a)	67	66
5.720% due 01/01/2015 (a)	58	57
5.750% due 07/01/2010 (a)	41	42
5.765% due 08/01/2018 (a)	52	53
5.790% due 11/01/2019 (a)	79	77
5.850% due 06/16/2028	184	186
5.855% due 03/01/2019 (a)	46	46
5.952% due 05/01/2031 (a)	35	36
6.000% due 12/25/2014-03/25/2016 (d)	491	506
6.090% due 12/01/2008	92	96
6.500% due 07/01/2005-04/25/2013 (d)	57	58
6.770% due 01/18/2029	404	418
6.930% due 09/01/2021	908	956
6.988% due 10/01/2028 (a)	65	67
7.000% due 10/01/2006	21	22
7.047% due 01/01/2027 (a)	24	25
7.142% due 07/17/2017	72	73
12.098% due 10/25/2008 (a)	192	203
Federal Housing Administration
7.430% due 03/01/2021	30	30
Freddie Mac
1.582% due 09/15/2008	412	406
2.990% due 04/25/2030 (a)	30	30
3.030% due 10/25/2029 (a)	7	7
3.060% due 10/15/2032 (a)	181	181
3.212% due 09/15/2023 (a)	1,163	1,164
3.260% due 12/15/2031 (a)	93	94
3.311% due 09/25/2023 (a)	2,298	2,278
3.490% due 06/01/2028 (a)	52	53
3.500% due 12/15/2021	16	16
3.585% due 09/01/2023 (a)	44	45
3.815% due 02/01/2022 (a)	23	24
3.912% due 05/15/2023 (a)	79	80
4.000% due 10/15/2033	212	170
4.004% due 08/01/2023 (a)	58	60
4.092% due 08/01/2029 (a)	177	181
4.125% due 02/01/2017 (a)	19	19
4.130% due 10/15/2022 (a)	107	107
4.168% due 02/01/2026 (a)	67	68
4.265% due 03/01/2028 (a)	39	40
4.284% due 11/01/2028 (a)	38	39
4.290% due 07/25/2036	350	350
4.299% due 11/01/2023 (a)	19	19
4.500% due 08/15/2017-09/15/2018 (d)	210	195
5.000% due 11/15/2017	100	101
5.500% due 10/15/2015	100	102
5.838% due 08/01/2031 (a)	630	646
6.500% due 05/01/2005-07/25/2043 (d)	116	119
Government National Mortgage Association
3.250% due 02/20/2029-02/20/2030 (a)(d)	621	629
3.375% due 04/20/2017-05/20/2032 (a)(d)	663	673
3.500% due 09/20/2029 (a)	59	60
3.875% due 11/20/2031 (a)	157	158
4.000% due 04/20/2016-04/20/2019 (a)(d)	86	87
4.125% due 10/20/2026 (a)	177	180
4.375% due 04/20/2019-04/20/2021 (a)(d)	63	64
4.500% due 09/20/2028 (a)	27	27
4.625% due 12/20/2027 (a)	14	14
Tennessee Valley Authority
5.880% due 04/01/2036	3,000	3,337

Total U.S. Government Agencies (Cost $32,276)		32,438

MORTGAGE-BACKED SECURITIES 37.1%

ABN AMRO Mortgage Corp.
5.850% due 06/25/2032 (a)	142	142
Asset Securitization Corp.
7.490% due 04/14/2029	94	99
7.384% due 08/13/2029	750	802
Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	293	295
6.500% due 09/25/2033	256	261
Bear Stearns Adjustable Rate Mortgage Trust
4.005% due 11/25/2030 (a)	191	190
5.934% due 06/25/2032 (a)	7	7
3.130% due 02/25/2034 (a)	185	186
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 02/25/2006 (b)	85	3
Bear Stearns Mortgage Securities, Inc.
4.066% due 06/25/2030 (a)	1,925	1,965
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (a)(f)	1,895	1,914
CBA Commercial Small Balance Commercial Mortgage
2.697% due 12/25/2034 (a)(f)	1,966	1,962
Citicorp Mortgage Securities, Inc.
3.863% due 11/25/2018 (a)	91	91
5.000% due 12/25/2033	425	425
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	17	17
3.250% due 02/25/2033 (a)	954	955
5.750% due 06/25/2033	1,116	1,123
3.100% due 05/25/2035 (a)	2,000	1,996
Countrywide Home Loan Mortgage Pass-Through Trust
3.310% due 09/25/2034 (a)	2,600	2,611
3.240% due 02/25/2035 (a)	1,964	1,970
2.547% due 04/25/2035 (a)	1,991	1,997
Countrywide Home Loans, Inc.
4.964% due 09/19/2032 (a)	120	119
4.571% due 02/19/2034 (a)	123	121
CS First Boston Mortgage Securities Corp.
4.310% due 12/15/2011 (a)	364	366
3.330% due 01/25/2033 (a)	545	547
6.500% due 04/25/2033	529	536
DLJ Mortgage Acceptance Corp.
4.631% due 04/25/2024 (a)	117	117
Drexel Burnham Lambert CMO Trust
3.375% due 05/01/2016 (a)	446	446
Federal Agricultural Mortgage Corp.
7.542% due 01/25/2012	557	606
First Horizon Alternative Mortgage Securities
4.549% due 03/25/2035 (a)	2,950	2,959
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	12	12
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	392	393
3.160% due 11/15/2031 (a)	2,816	2,841
GMAC Commercial Mortgage Corp.
3.230% due 09/20/2005 (a)(f)	750	750
GMAC Commercial Mortgage Securities, Inc.
6.411% due 05/15/2030	7	7
Green Tree Recreational Equipment & Consumer Trust
6.715% due 02/01/2009	1,445	1,509
Greenwich Capital Acceptance, Inc.
2.663% due 06/25/2024 (a)	401	401
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	487	487
6.624% due 05/03/2018	1,000	1,101
6.044% due 08/15/2018 (a)	795	832
GSR Mortgage Loan Trust
6.000% due 03/25/2032	15	15
GSRPM Mortgage Loan Trust
3.550% due 01/25/2032 (a)(f)	3,034	3,066
Hilton Hotel Pool Trust
3.220% due 10/03/2015 (a)(f)	2,000	2,019
Impac CMB Trust
6.000% due 01/25/2006 (b)	1,564	57
3.120% due 06/25/2032 (a)	91	91
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	462	470
Indymac Adjustable Rate Mortgage Trust
6.701% due 01/25/2032 (a)	157	158
Indymac Index Mortgage Loan Trust
3.170% due 01/25/2035 (a)	2,458	2,460
2.990% due 03/25/2035 (a)	2,000	2,001
3.130% due 03/25/2035 (a)	1,992	1,994

See accompanying notes  |  03.31.05  |  Annual Report  27

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	$108	$111
LB Mortgage Trust
7.809% due 01/15/2009	309	325
8.407% due 01/20/2017 (a)	671	721
Liberty Funding Ltd.
3.350% due 04/03/2030 (a)	227	227
MASTR Adjustable Rate Mortgages Trust
3.820% due 12/25/2033 (a)	123	120
Mellon Residential Funding Corp.
4.210% due 01/25/2029 (a)	80	81
MLCC Mortgage Investors, Inc.
3.220% due 03/25/2028 (a)	70	71
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	354	363
Nationslink Funding Corp.
6.888% due 05/10/2007	2,750	2,873
Ocwen Residential MBS Corp.
6.842% due 06/25/2039 (a)	1,132	891
Prudential Securities Secured Financing Corp.
3.525% due 05/25/2022 (a)	502	506
3.525% due 05/25/2022 (a)	152	153
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	85	86
Residential Asset Securitization Trust
3.200% due 10/25/2018 (a)	526	525
Residential Funding Mortgage Securities I, Inc.
3.250% due 07/25/2018 (a)	414	415
6.500% due 03/25/2032	17	18
Residential Funding Securities Corp.
5.682% due 11/25/2032 (a)	453	452
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019 (a)	661	684
Rural Housing Trust
8.330% due 04/01/2026	61	61
SACO I, Inc.
4.516% due 11/25/2033	2,212	2,197
3.320% due 10/25/2034 (a)	1,606	1,607
3.550% due 10/25/2034 (a)(f)	3,000	2,963
Salomon Brothers Mortgage Securities VII, Inc.
8.500% due 11/25/2024 (a)	849	918
4.125% due 09/25/2033 (a)	138	134
Sears Mortgage Securities
9.500% due 11/15/2010 (k)	28	29
Securitized Asset Sales, Inc.
4.329% due 06/25/2023 (a)	173	173
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	1,000	1,078
Structured Adjustable Rate Mortgage Loan Trust
3.340% due 06/25/2034 (a)	2,000	2,010
Structured Asset Mortgage Investments, Inc.
6.440% due 06/25/2029 (a)	16	16
6.750% due 05/02/2030	247	248
Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	123	123
6.500% due 10/25/2031 (a)	266	267
3.503% due 02/25/2032 (a)	65	66
5.699% due 06/25/2032 (a)	116	116
3.350% due 07/25/2032 (a)	92	93
7.000% due 11/25/2032	45	46
3.140% due 01/25/2033 (a)	35	36
3.900% due 01/25/2033 (a)	1,000	1,002
Travelers Mortgage Services, Inc.
4.169% due 09/25/2018	116	115
Washington Mutual Mortgage Securities Corp.
4.816% due 10/25/2032 (a)	80	79
5.131% due 10/25/2032 (a)	98	99
5.389% due 02/25/2033 (a)	597	600
4.210% due 08/25/2033 (a)	124	122
3.177% due 09/25/2033 (a)	220	217
3.433% due 02/27/2034 (a)	42	42
3.954% due 07/25/2034 (a)	470	457
3.199% due 12/19/2039 (a)	2,396	2,369
3.387% due 12/25/2040 (a)	1,230	1,223
3.091% due 11/25/2041 (a)	1,885	1,890
3.368% due 11/25/2041 (a)	82	82
3.070% due 07/25/2044 (a)	1,187	1,190
3.188% due 07/25/2044 (a)	949	951
Wells Fargo Mortgage-Backed Securities Trust
5.250% due 02/25/2018	1,250	1,261
4.705% due 02/25/2033 (a)	208	207
4.000% due 08/25/2034	410	399

Total Mortgage-Backed Securities (Cost $78,379)		78,600

ASSET-BACKED SECURITIES 91.6%

ABFS Mortgage Loan Trust
6.285% due 06/15/2033	2,000	2,047
Accredited Mortgage Loan Trust
3.810% due 02/25/2030 (a)	160	160
ACE Securities Corp.
2.200% due 08/15/2030 (a)	2,716	2,699
Advanta Mortgage Loan Trust
7.750% due 10/25/2026 (a)	65	67
AESOP Funding II LLC
3.100% due 06/20/2007 (a)	215	215
American Express Credit Account Master Trust
2.950% due 04/15/2008 (a)	71	71
2.990% due 11/15/2010 (a)	75	75
AmeriCredit Automobile Receivables Trust
4.410% due 11/12/2008	502	505
Ameriquest Mortgage Securities, Inc.
5.000% due 02/25/2006 (b)	63	2
5.000% due 06/25/2006 (b)	99	4
3.470% due 08/25/2032 (a)	2,000	2,012
3.410% due 06/25/2034 (a)(f)	2,240	2,248
3.010% due 09/25/2034 (a)	162	162
3.290% due 09/25/2034 (a)	425	425
Amortizing Residential Collateral Trust
3.130% due 01/01/2032 (a)	178	178
3.120% due 06/25/2032 (a)	145	145
3.200% due 08/25/2032 (a)	75	75
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.190% due 03/25/2027 (a)	75	75
3.270% due 06/25/2027 (a)	27	27
3.405% due 06/25/2027 (a)	378	379
3.405% due 09/25/2027 (a)(f)	757	757
3.345% due 06/25/2028 (a)	455	456
ARG Funding Corp.
3.300% due 03/20/2007 (a)	500	500
Asset-Backed Funding Certificates
3.530% due 07/25/2033 (a)(f)	2,743	2,772
3.170% due 07/25/2034 (a)	75	75
3.140% due 02/25/2035	2,000	2,002
Asset-Backed Securities Corp. Home Equity Loan Trust
3.070% due 06/15/2031 (a)	25	25
3.510% due 08/15/2032 (a)	2,000	2,005
5.000% due 01/15/2033 (b)	469	6
Bayview Financial Acquisition Trust
3.800% due 06/01/2026 (a)	63	63
3.434% due 04/28/2045 (a)(f)	2,279	2,294
Bayview Financial Asset Trust
3.250% due 11/25/2039 (a)	1,651	1,647
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (b)	8,518	141
5.000% due 12/25/2005 (b)	7,425	243
5.000% due 03/25/2006 (b)	9,182	422
1.000% due 03/25/2007 (b)	10,000	905
3.450% due 10/25/2032 (a)	348	349
3.250% due 10/27/2032 (a)	206	207
3.140% due 10/25/2034 (a)(f)	1,454	1,458
3.600% due 11/25/2042 (a)	791	800
Capital One Master Trust
4.600% due 08/17/2009	105	106
Carmax Auto Owner Trust
2.360% due 10/15/2007	75	74
CDC Mortgage Capital Trust
3.160% due 08/25/2032 (a)	145	145
3.550% due 08/25/2032 (a)	3,000	3,008
Cendant Mortgage Corp.
6.000% due 10/21/2033 (f)	1,151	1,155
Centex Home Equity
4.434% due 02/25/2006 (b)	58	2
4.575% due 06/25/2006 (b)	34	1
3.000% due 04/25/2020 (a)(f)	1,537	1,538
7.720% due 05/25/2029	57	58
6.250% due 04/25/2031	223	225
3.330% due 06/25/2034 (a)	30	30
5.160% due 09/25/2034 (f)	2,000	1,978
Champion Home Equity Loan Trust
3.110% due 03/25/2029 (a)	36	36
Charming Shoppes Master Trust
3.140% due 05/15/2014 (a)	1,000	997
Chase Credit Card Master Trust
3.650% due 10/15/2007 (a)	11,100	11,122
3.170% due 10/15/2009 (a)	50	50
Chase Funding Mortgage Loan Asset-Backed Certificates
2.970% due 04/25/2018 (a)	26	26
4.537% due 09/25/2032	15	15
3.120% due 04/25/2033 (a)	59	59
3.080% due 12/25/2033 (a)	3,506	3,508
Chase Manhattan Auto Owner Trust
2.570% due 02/16/2010	50	49
CIT Group Home Equity Loan Trust
3.500% due 12/25/2031 (a)(f)	1,500	1,508
CIT Rv Trust
6.160% due 06/15/2013	187	189
Citibank Credit Card Issuance Trust
7.450% due 09/15/2007	450	458
2.700% due 01/15/2008	200	199
Citifinancial Mortgage Securities, Inc.
3.140% due 08/25/2033 (a)(f)	502	503
Community Program Loan Trust
4.500% due 04/01/2029	500	465
Conseco Finance Home Loan Trust
9.520% due 06/15/2024	390	391
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	2,211	1,860
6.770% due 09/01/2032	242	245
5.790% due 05/01/2033	3,000	3,025
Conseco Recreational Enthusiast Consumer Trust
5.550% due 08/15/2025	2,414	2,458
ContiMortgage Home Equity Loan Trust
7.280% due 04/25/2014	435	439
3.290% due 06/15/2025 (a)	83	84
Countrywide Asset-Backed Certificates
4.750% due 05/25/2005 (b)	184	1
4.257% due 12/25/2017	2,000	2,001
5.450% due 05/25/2029 (a)	385	387
3.613% due 04/25/2030	80	80
3.450% due 04/25/2032 (a)	2,000	2,008
3.450% due 04/25/2032 (a)(f)	2,750	2,753
3.170% due 09/25/2033 (a)	610	612
3.150% due 11/25/2033 (a)	248	249
3.320% due 11/25/2033 (a)	1,472	1,475
5.125% due 01/25/2035 (f)	3,000	2,950
Countrywide Home Equity Loan Trust
3.130% due 04/15/2025 (a)	73	73
Credit-Based Asset Servicing & Securitization LLC
3.000% due 12/25/2005 (b)	172	3
4.500% due 12/25/2006 (b)	4,196	299
3.480% due 06/25/2032 (a)	2,000	2,014
2.900% due 09/25/2033 (a)(f)	2,350	2,352
3.300% due 11/25/2033 (a)	1,731	1,742

28  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.
3.600% due 04/25/2032 (a)	$1,000	$1,001
3.320% due 01/25/2043 (a)	1,505	1,502
3.530% due 05/25/2044 (a)(f)	1,463	1,459
Daimler Chrysler Auto Trust
3.780% due 02/06/2007	119	119
2.880% due 10/08/2009	781	771
Denver Arena Trust
6.940% due 11/15/2019	1,326	1,322
Embarcadero Aircraft Securitization Trust
2.207% due 08/15/2025 (a)(c)	1,183	0
Equity One ABS, Inc.
8.015% due 01/25/2030	261	266
7.600% due 02/25/2032 (f)	2,091	2,133
5.498% due 11/25/2032	86	86
3.100% due 07/25/2034 (a)(f)	1,757	1,761
3.190% due 07/25/2034 (a)	62	62
First Alliance Mortgage Loan Trust
3.330% due 10/25/2024 (a)	50	50
3.060% due 09/20/2027 (a)	138	138
7.520% due 03/20/2031	97	97
First Franklin Mortgage Loan Trust Asset-Backed Certificates
6.000% due 12/25/2005 (b)	151	6
3.080% due 09/25/2030 (a)	2,153	2,155
2.940% due 03/25/2034 (a)	34	34
3.230% due 10/25/2034 (a)(f)	1,885	1,894
First International Bank
3.360% due 03/15/2027 (a)	395	274
First USA Credit Card Master Trust
3.000% due 09/19/2008 (a)	200	200
Fleet Home Equity Loan Trust
3.100% due 01/20/2033 (a)	761	762
Ford Credit Auto Owner Trust
2.410% due 08/15/2007	250	246
Green Tree Financial Corp.
6.240% due 11/01/2016	6	6
5.760% due 11/01/2018	55	56
6.270% due 07/01/2021	570	580
6.450% due 02/01/2025	450	463
6.810% due 12/01/2027	1,375	1,435
6.860% due 03/15/2028	79	82
7.620% due 06/15/2028	244	261
6.220% due 03/01/2030	153	156
6.180% due 04/01/2030	1,991	2,022
6.530% due 04/01/2030	712	734
Greenpoint Home Equity Loan Trust
3.080% due 04/15/2029 (a)	345	346
3.040% due 03/15/2035 (a)	402	403
GSAMP Trust
3.400% due 06/25/2034 (a)(f)	1,686	1,706
GSRPM Mortgage Loan Trust
3.230% due 09/25/2042 (a)	802	806
HFC Home Equity Loan Asset-Backed Certificates
3.150% due 04/20/2032 (a)	131	132
Home Equity Asset Trust
3.150% due 11/25/2032 (a)	36	36
3.310% due 02/25/2033 (a)	381	383
3.260% due 03/25/2033 (a)	103	103
3.950% due 12/25/2034 (a)	1,000	1,005
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	198	199
Hyundai Auto Receivables Trust
4.060% due 10/15/2010	3,000	2,994
IMC Home Equity Loan Trust
7.310% due 11/20/2028	172	174
Impac CMB Trust
3.160% due 01/25/2034 (a)(f)	1,942	1,945
Indymac Home Equity Loan Asset-Backed Trust
4.800% due 12/25/2031 (a)	877	811
4.200% due 07/25/2034 (a)	1,000	1,001
Irwin Home Equity Loan Trust
10.000% due 09/25/2005 (b)	1,097	45
7.960% due 04/25/2026 (f)	1,006	1,010
7.000% due 11/25/2028 (b)	8,731	367
3.750% due 02/25/2029 (a)	2,000	2,039
Keystone Owner Trust
7.930% due 05/25/2025	110	112
7.400% due 01/25/2029	457	456
Long Beach Mortgage Loan Trust
3.200% due 03/25/2032 (a)	2	2
3.800% due 03/25/2032 (a)	1,500	1,519
4.500% due 03/25/2032 (a)	3,392	3,361
3.300% due 11/25/2032 (a)	15	15
3.170% due 06/25/2033 (a)	51	51
3.170% due 07/25/2033 (a)(f)	2,716	2,723
2.980% due 02/25/2034 (a)	62	62
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	3,222	3,398
Madison Avenue Manufactured Housing Contract
4.300% due 03/25/2032 (a)	1,500	1,439
Mellon Bank Home Equity Loan Trust
3.090% due 03/20/2027 (a)	170	170
Mellon Residential Funding Corp.
6.615% due 02/25/2021 (f)	1,748	1,771
Merrill Lynch Mortgage Investors, Inc.
3.650% due 09/25/2032 (a)	1,500	1,517
3.170% due 05/25/2033 (a)	1	1
Mid-State Trust
6.005% due 08/15/2037	1,783	1,777
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.990% due 08/25/2034 (a)	49	49
Morgan Stanley Dean Witter Capital I, Inc.
4.500% due 01/25/2032 (a)	2,000	2,016
3.180% due 07/25/2032 (a)	91	91
3.150% due 09/25/2032 (a)	18	18
Mortgage Lenders Network Home Equity Loan Trust
6.605% due 07/25/2029	190	193
National City Auto Receivables Trust
2.110% due 07/15/2008	50	49
NationsCredit Grantor Trust
6.750% due 08/15/2013	23	23
New Century Home Equity Loan Trust
3.130% due 07/25/2030 (a)	101	101
3.140% due 06/20/2031 (a)	521	522
3.950% due 06/20/2031 (a)	4,506	4,532
3.200% due 09/20/2031 (a)	87	87
Nextcard Credit Card Master Note Trust
4.460% due 12/15/2006 (a)	700	511
Novastar Home Equity Loan
3.240% due 05/25/2033 (a)	45	46
NPF XII, Inc.
2.270% due 03/01/2004 (a)(c)	2,000	0
Oakwood Mortgage Investors, Inc.
3.185% due 03/15/2018 (a)	837	749
Onyx Acceptance Grantor Trust
4.070% due 04/15/2009	661	662
Option One Mortgage Loan Trust
3.130% due 05/25/2029 (a)	83	83
3.100% due 08/20/2030 (a)	46	46
3.350% due 12/25/2030 (a)	69	69
3.110% due 08/25/2031 (a)	21	21
3.120% due 06/25/2032 (a)	14	14
3.420% due 10/12/2032 (a)(f)	2,000	2,019
Origen Manufactured Housing
6.440% due 03/15/2032	740	746
7.650% due 03/15/2032	2,000	2,068
Porter Square CDO
4.110% due 08/15/2038 (a)	1,500	1,497
Providian Gateway Master Trust
3.550% due 09/17/2007 (f)	3,000	2,920
Quest Trust
4.550% due 07/20/2034 (a)	500	497
Renaissance Home Equity Loan Trust
0.100% due 03/25/2006 (b)	3,742	42
3.650% due 08/25/2032 (a)(f)	2,000	2,011
3.050% due 03/25/2033 (a)	394	394
3.470% due 03/25/2033 (a)	149	150
Residential Asset Mortgage Products, Inc.
3.000% due 06/25/2024 (a)	78	78
8.360% due 06/25/2030	416	418
3.100% due 01/25/2033 (a)(f)	1,814	1,816
3.210% due 04/25/2033 (a)	46	46
3.100% due 02/25/2034 (a)	106	106
5.942% due 04/25/2034 (f)	2,000	2,069
5.900% due 07/25/2034 (f)	2,000	1,994
5.707% due 08/25/2034 (f)	3,000	2,954
Residential Asset Securities Corp.
6.320% due 04/25/2030	36	36
6.415% due 07/25/2030	81	82
7.505% due 10/25/2030	252	256
3.080% due 09/25/2031 (a)	103	103
3.080% due 09/25/2031 (a)	106	107
3.400% due 09/25/2031 (a)	944	948
7.175% due 12/25/2031	397	405
7.140% due 04/25/2032	2,000	2,042
3.170% due 05/25/2032 (a)	45	45
3.140% due 06/25/2033 (a)	319	320
3.280% due 03/25/2035 (a)	3,000	3,003
Residential Funding Mortgage Securities II, Inc.
11.000% due 12/25/2005 (b)	100	5
8.350% due 03/25/2025	376	382
3.140% due 01/25/2033 (a)	112	112
Salomon Brothers Mortgage Securities VII, Inc.
3.330% due 03/25/2028 (a)	755	756
4.000% due 04/25/2029 (a)	2,000	2,003
Saxon Asset Securities Trust
5.250% due 05/25/2005 (b)	246	1
3.100% due 03/25/2032 (a)	33	33
3.150% due 06/25/2033 (a)	69	69
SLM Student Loan Trust
3.439% due 01/25/2010 (a)	36	36
Specialty Underwriting & Residential Finance
0.650% due 06/25/2034 (b)	555	1
Structured Asset Securities Corp.
3.375% due 08/25/2031	106	101
3.375% due 08/25/2031	64	55
3.350% due 05/25/2032 (a)	264	265
3.500% due 05/25/2034 (a)(f)	1,275	1,280
Structured Settlements Fund
7.250% due 12/20/2008	507	531
Terwin Mortgage Trust
19.500% due 06/25/2033 (b)	2,000	225
3.350% due 09/25/2034 (a)	496	496
Truman Capital Mortgage Loan Trust
3.330% due 11/25/2031 (a)	87	87
4.000% due 11/25/2032 (a)	836	836
UCFC Home Equity Loan
6.870% due 07/15/2029	155	155
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	637
Union Acceptance Corp.
4.590% due 07/08/2008	237	239
USAA Auto Owner Trust
2.060% due 04/15/2008	50	49
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	330	330
7.900% due 02/07/2026 (f)	1,200	1,277
WFS Financial Owner Trust
3.020% due 08/20/2007 (a)	34	34
WMC Mortgage Loan Pass-Through Certificates
3.675% due 03/20/2023 (a)	208	208
World Financial Network Credit Card Master Trust
3.810% due 06/15/2009 (a)	2,000	2,029
2.910% due 07/15/2010 (a)(f)	3,000	3,000

Total Asset-Backed Securities (Cost $197,433)		194,001

See accompanying notes  |  03.31.05  |  Annual Report  29

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 3.0%

Repurchase Agreement 2.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $4,543. Repurchase proceeds are $4,451.)	$4,451	$4,451

U.S. Treasury Bills 0.9%
2.705% due 06/02/2005-06/16/2005 (d)(e)(h)	1,880	1,869

Total Short-Term Instruments (Cost $6,321)		6,320

Total Investments (g) 148.1% (Cost $316,659)		$313,591

Written Options (j) (0.1%) (Premiums $89)		(166)

Other Assets and Liabilities (Net) (48.0%)		(101,754)

Net Assets 100.0%		$211,671

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Interest only security.
(c)	Security is in default.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(f)	The average amount of borrowings outstanding during the period ended March 31, 2005 was $42,616 at a weighted average interest rate of 2.23%. On March 31, 2005, securities valued at $84,987 were pledged as collateral for reverse repurchase agreements.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $35,401 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $527 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar June Long Futures	06/2005	53	$(130)
Eurodollar September Long Futures	09/2005	53	(141)
Eurodollar December Long Futures	12/2005	273	(211)

			$(482)

(i)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/15/2015	$5,900	$(75)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	5,700	(119)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	12/15/2007	36,000	76

						$(118)

(j)	Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	5.480	%**	04/03/2006	$3,000	$89	$166

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(k)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Sears Mortgage Securities	9.500	11/15/2010	03/13/2002	$28	$29	0.01%

30  Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
BRAZIL 25.3%

Republic of Brazil
3.063% due 04/15/2006 (a)	$16,622	$16,619
3.063% due 04/15/2006 (a)	16,038	16,035
11.500% due 03/12/2008	7,064	7,993
3.125% due 04/15/2009 (a)	10,089	9,876
3.125% due 04/15/2009 (a)	6,455	6,318
8.840% due 06/29/2009 (a)	36,675	40,938
14.500% due 10/15/2009	2,830	3,569
12.000% due 04/15/2010	460	540
9.250% due 10/22/2010	5,085	5,365
10.000% due 08/07/2011	15,200	16,492
11.000% due 01/11/2012	1,795	2,037
3.125% due 04/15/2012 (a)	22,049	20,829
3.125% due 04/15/2012 (a)	5,815	5,493
10.250% due 06/17/2013	2,000	2,185
8.000% due 04/15/2014	15,540	15,482
10.500% due 07/14/2014	41,225	45,451
12.750% due 01/15/2020	150	186
3.063% due 04/15/2024 (a)	370	335
6.000% due 04/15/2024 (a)	1,043	941
8.875% due 04/15/2024	6,010	5,731
10.125% due 05/15/2027	12,594	13,287
12.250% due 03/06/2030	10	12
8.250% due 01/20/2034	19,770	17,605
11.000% due 08/17/2040	118,837	132,414

Total Brazil (Cost $387,166)		385,733

CAYMAN ISLANDS 0.1%

Petrobras International Finance Co.
9.125% due 02/01/2007	$1,075	1,145
7.750% due 09/15/2014	650	645

Total Cayman Islands (Cost $1,726)		1,790

CHILE 1.3%

Banco Santander Chile
3.310% due 12/09/2009 (a)	$5,000	5,018
5.375% due 12/09/2014	5,000	4,966
Republic of Chile
5.625% due 07/23/2007	425	437
7.125% due 01/11/2012	4,596	5,145
5.500% due 01/15/2013	4,005	4,104

Total Chile (Cost $19,634)		19,670

CHINA 0.3%

Export-Import Bank of China
5.250% due 07/29/2014	$4,550	4,574

Total China (Cost $4,516)		4,574

COLOMBIA 0.2%

Republic of Colombia
9.750% due 04/09/2011 (a)	$883	976
10.750% due 01/15/2013	300	337
10.375% due 01/28/2033	1,900	2,023

Total Colombia (Cost $3,325)		3,336

ECUADOR 2.0%

Republic of Ecuador
8.000% due 08/15/2030 (a)	$33,200	29,714

Total Ecuador (Cost $31,556)		29,714

EL SALVADOR 0.0%

Republic of El Salvador
8.500% due 07/25/2011	$125	142

Total El Salvador (Cost $142)		142

GERMANY (e) 0.1%

Aries Vermoegensverwaltungs GmbH
5.426% due 10/25/2007	EC 250	341
Gazprom International S.A.
9.625% due 03/01/2013	$1,000	1,146

Total Germany (Cost $1,428)		1,487

GUATEMALA 0.9%

Republic of Guatemala
9.250% due 08/01/2013	$10,267	11,653
9.250% due 08/01/2013	1,150	1,307

Total Guatemala (Cost $11,576)		12,960

HONG KONG 0.1%

Hong Kong Government International Bond
5.125% due 08/01/2014	$1,150	1,163

Total Hong Kong (Cost $1,143)		1,163

INDIA 0.1%

Industrial Development Bank of India Ltd.
4.750% due 03/03/2009	$1,000	972

Total India (Cost $993)		972

LUXEMBOURG 0.3%

Gaz Capital S.A.
8.625% due 04/28/2034	$1,000	1,117
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,200	1,195
Tengizchevroil Finance Co.
6.124% due 11/15/2014	2,350	2,338
6.124% due 11/15/2014	500	500

Total Luxembourg (Cost $5,046)		5,150

MALAYSIA 2.5%

Petroliam Nasional Bhd.
7.750% due 08/15/2015	$8,722	10,272
Petronas Capital Ltd.
Petronas Capital Ltd.
7.000% due 05/22/2012	3,425	3,771
7.000% due 05/22/2012	800	883
7.000% due 05/22/2012	1,460	1,608
7.875% due 05/22/2022	100	120
7.875% due 05/22/2022	1,390	1,666
Republic of Malaysia
7.500% due 07/15/2011	17,859	20,252

Total Malaysia (Cost $37,518)		38,572

MEXICO 14.5%

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014 (a)	$3,280	3,227
Pemex Project Funding Master Trust
7.875% due 02/01/2009	550	596
4.460% due 10/15/2009 (a)	4,580	4,829
4.310% due 06/15/2010 (a)	3,000	3,067
9.125% due 10/13/2010	570	660
8.000% due 11/15/2011	11,955	13,258
7.375% due 12/15/2014	6,261	6,715
9.250% due 03/30/2018	2,955	3,561
9.250% due 03/30/2018	3,500	4,235
8.625% due 02/01/2022	8,828	10,053
9.500% due 09/15/2027	6,565	8,075
United Mexican States
8.625% due 03/12/2008	1,715	1,892
10.375% due 02/17/2009	128	152
9.875% due 02/01/2010	370	441
8.375% due 01/14/2011	5,655	6,450
7.500% due 01/14/2012	19,009	21,033
6.375% due 01/16/2013	23,440	24,378
5.875% due 01/15/2014	6,000	5,970
6.625% due 03/03/2015	31,600	33,006
11.375% due 09/15/2016	310	443
8.125% due 12/30/2019	22,716	26,089
8.000% due 09/24/2022	1,615	1,837
11.500% due 05/15/2026	3,000	4,545
8.300% due 08/15/2031	18,932	21,724
7.500% due 04/08/2033	7,000	7,437
6.750% due 09/27/2034	2,000	1,957
United Mexican States Value Recovery Right
0.000% due 06/30/2005 (a)	68,302	956
0.000% due 06/30/2006 (a)	68,250	1,774
0.000% due 06/30/2007 (a)	90,175	2,119

Total Mexico (Cost $215,124)		220,479

MOROCCO 0.1%

Kingdom of Morocco
2.563% due 01/01/2009 (a)	$912	900

Total Morocco (Cost $873)		900

PANAMA 4.5%

Republic of Panama
8.250% due 04/22/2008	$150	161
9.625% due 02/08/2011	425	482
9.375% due 07/23/2012	12,321	13,984
7.250% due 03/15/2015	1,950	1,945
10.750% due 05/15/2020	1,665	2,073
9.375% due 01/16/2023	36,155	40,674
8.875% due 09/30/2027	2,966	3,203
9.375% due 04/01/2029	5,008	5,734

Total Panama (Cost $64,997)		68,256

PERU 5.4%

Republic of Peru
9.125% due 01/15/2008	$9,547	10,454
9.125% due 02/21/2012	54,961	62,106
9.875% due 02/06/2015	175	203
5.000% due 03/07/2017 (a)	3,446	3,181
5.000% due 03/07/2017 (a)	5,978	5,638

Total Peru (Cost $77,615)		81,582

RUSSIA 20.1%

Russian Federation
8.750% due 07/24/2005	$28,663	29,139
8.250% due 03/31/2010 (a)	35,300	38,110
8.250% due 03/31/2010	2,500	2,706
11.000% due 07/24/2018	1,000	1,388
12.750% due 06/24/2028	500	820
5.000% due 03/31/2030 (a)	223,506	229,205

See accompanying notes  |  03.31.05  |  Annual Report  31

Schedule of Investments (Cont.)

Emerging Markets Portfolio

March 31, 2005

	Principal Amount (000s)		Value (000s)
5.000% due 03/31/2030 (a)		$5,000	$5,163

Total Russia (Cost $306,890)			306,531

SOUTH AFRICA (e) 3.5%

Republic of South Africa
8.375% due 10/17/2006		$1,000	1,055
9.125% due 05/19/2009		2,750	3,138
5.250% due 05/16/2013	EC	36,352	49,050
8.500% due 06/23/2017		$631	763

Total South Africa (Cost $46,811)			54,006

TUNISIA (e) 3.9%

Banque Centrale De Tunisie
7.500% due 09/19/2007		$6,922	7,349
7.500% due 08/06/2009	EC	6,169	9,184
4.750% due 04/07/2011		450	608
7.375% due 04/25/2012		$34,064	37,896
8.250% due 09/19/2027		4,200	4,914

Total Tunisia (Cost $54,893)			59,951

UKRAINE 3.3%

Republic of Ukraine
11.000% due 03/15/2007 (a)		$4,602	4,949
6.365% due 08/05/2009 (a)		9,570	10,240
6.365% due 08/05/2009 (a)		6,425	6,905
6.875% due 03/04/2011		9,020	9,291
6.875% due 03/04/2011		5,150	5,295
7.650% due 06/11/2013		10,518	11,294
7.650% due 06/11/2013		2,620	2,817

Total Ukraine (Cost $49,400)			50,791

VENEZUELA 0.4%

Republic of Venezuela
5.375% due 08/07/2010		$750	669
3.692% due 04/20/2011 (a)		1,900	1,684
8.500% due 10/08/2014		2,000	1,975
0.000% due 04/15/2020 (a)		5,000	0
9.250% due 09/15/2027		1,000	996

Total Venezuela (Cost $5,529)			5,324

SHORT-TERM INSTRUMENTS 28.0%

Certificates of Deposit 4.6%

Bank of America, N.A.
2.610% due 04/20/2005		32,200	32,200
Wells Fargo Bank, N.A.
2.790% due 04/11/2005		37,500	37,500

			69,700

Commercial Paper 17.4%

Fannie Mae
2.470% due 04/06/2005		11,900	11,896
2.422% due 04/13/2005		14,200	14,188
2.390% due 04/15/2005		10,400	10,390
2.508% due 04/20/2005		14,400	14,380
2.580% due 04/27/2005		3,500	3,493
2.635% due 05/11/2005		9,500	9,472
2.695% due 05/25/2005		700	697
2.645% due 06/01/2005		1,700	1,691
2.732% due 06/01/2005		500	498
2.640% due 06/02/2005		19,800	19,699
2.726% due 06/08/2005		20,000	19,887
2.675% due 06/13/2005		2,300	2,286
2.710% due 06/14/2005		15,000	14,908
2.875% due 06/27/2005		11,000	10,920
3.010% due 08/01/2005		6,500	6,431
Freddie Mac
2.710% due 06/17/2005		8,900	8,843
Rabobank USA Financial Corp.
2.820% due 04/01/2005		41,600	41,600
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		28,700	28,700
UBS Finance, Inc.
2.830% due 04/01/2005		30,800	30,800
2.470% due 04/14/2005		14,600	14,587
2.775% due 04/25/2005		100	100
			265,466

Repurchase Agreement 0.9%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $14,022. Repurchase proceeds are $13,748.)		13,747	13,747

U.S. Treasury Bills 5.1%

2.638% due 04/14/2005-06/16/2005 (b)(c)		$77,755	77,646

Total Short-Term Instruments (Cost $426,602)			426,559

Total Investments 116.9% (Cost $1,754,503)			$1,779,642

Other Assets and Liabilities (Net) (16.9%)			(257,084)

Net Assets 100.0%			$1,522,558

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Securities with an aggregate market value of $1,248 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	06/2005	200	$253
U.S. Treasury 30-Year Bond Long Futures	06/2005	270	(229)
U.S. Treasury 5-Year Note Long Futures	06/2005	101	(46)

			$(22)

(d)	Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	$597	$2
Bear Stearns & Co., Inc.	Republic of Peru 8.750% due 11/21/2033	Sell	2.250%	06/20/2005	12,500	124
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	4,000	13
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	1,500	11
Citibank N.A.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.800%	11/15/2013	9,500	691
Credit Suisse First Boston	Federative Republic of Brazil 10.125% due 05/15/2027	Sell	8.250%	03/11/2009	30,000	5,591
Credit Suisse First Boston	United Mexican States 11.500% due 05/15/2026	Sell	2.800%	01/16/2013	6,000	674
Goldman Sachs & Co.	Federative Republic of Brazil 14.500% due 10/15/2009	Sell	27.750%	11/04/2007	3,650	2,670
Goldman Sachs & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.450%	04/08/2013	5,300	514
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	12,400	(221)

32  Annual Report  |  03.31.05  |  See accompanying notes

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	$25,600	$24
J.P. Morgan Chase & Co.	United Mexican States 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	18,000	2,089
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.320%	01/21/2014	10,700	372
Lehman Brothers, Inc.	Republic of Panama 8.250% due 04/22/2008	Sell	1.700%	06/20/2005	2,500	19
Lehman Brothers, Inc.	Republic of Philippines 8.250% due 01/15/2014	Buy	2.850%	03/20/2008	5,000	10
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.740%	11/18/2013	10,000	683
Merrill Lynch & Co., Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	1,350	46
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.280%	05/01/2005	3,000	18
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	1,790	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875% due 09/30/2027	Sell	1.100%	06/20/2005	500	2
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	3,000	24
Morgan Stanley Dean Witter & Co.	United Mexican States 11.500% until 05/15/2026	Sell	1.280%	02/20/2009	3,100	47
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%	12/20/2009	17,800	(143)
Morgan Stanley Dean Witter & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%	06/20/2010	13,700	1

						$13,266

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR 30,100	$(21)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005	15,450	(7)

						$(28)

(e)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	2,673	04/2005	$39	$0	$39
Buy		4,141	05/2005	0	(33)	(33)
Buy		34,089	08/2005	0	(290)	(290)
Buy	CP	869,693	05/2005	0	(34)	(34)
Buy		230,924	08/2005	0	(3)	(3)
Buy	CY	23,884	09/2005	0	(32)	(32)
Buy	EC	2,000	04/2005	0	(5)	(5)
Sell		51,512	04/2005	2,097	0	2,097
Buy	H$	6,842	04/2005	0	(4)	(4)
Buy	JY	787,404	04/2005	0	(152)	(152)
Buy	KW	1,161,000	04/2005	19	0	19
Buy		2,290,768	05/2005	27	0	27
Sell		1,655,919	05/2005	0	(33)	(33)
Buy	MP	21,082	05/2005	7	(5)	2
Buy	PN	5,724	05/2005	3	0	3
Buy	PZ	5,976	05/2005	0	(43)	(43)
Buy	RP	1,744	05/2005	0	0	0
Buy		57,774	06/2005	0	(12)	(12)
Buy	RR	28,785	04/2005	9	0	9
Buy		37,530	05/2005	2	0	2
Buy	S$	1,761	04/2005	0	(13)	(13)
Buy		2,139	05/2005	0	(9)	(9)
Buy	SR	3,249	05/2005	0	(4)	(4)
Buy	SV	76,976	05/2005	0	(62)	(62)
Buy	T$	55,142	05/2005	1	(1)	0

				$2,204	$(735)	$1,469

See accompanying notes  |  03.31.05  |  Annual Report  33

Schedule of Investments

Emerging Markets Portfolio (Local Markets)

March 31, 2005

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 99.3%

Certificates of Deposit 2.8%

Bank of America, N.A.
2.480% due 04/06/2005	$300	$300
2.610% due 04/20/2005	1,000	1,000
Citibank, N.A.
2.630% due 04/22/2005	2,300	2,300

		3,600

Commercial Paper 81.9%

Anz National International Ltd.
2.720% due 05/23/2005	1,800	1,793
2.830% due 05/31/2005	1,900	1,891
ASB Bank Ltd.
2.420% due 04/07/2005	600	600
2.630% due 04/26/2005	1,300	1,298
Bank of Ireland
2.530% due 04/11/2005	1,100	1,099
2.555% due 04/13/2005	700	699
Barclays U.S. Funding Corp.
2.515% due 04/05/2005	300	300
2.665% due 05/02/2005	300	299
2.665% due 05/04/2005	200	199
2.685% due 05/24/2005	1,700	1,693
2.855% due 06/03/2005	1,100	1,094
2.930% due 06/14/2005	200	199
CBA (de) Finance
2.525% due 04/11/2005	1,400	1,399
CDC IXIS Commercial Paper, Inc.
2.560% due 04/22/2005	1,600	1,598
2.740% due 06/03/2005	500	497
2.775% due 06/08/2005	800	795
2.810% due 06/08/2005	700	696
Danske Corp.
2.375% due 04/01/2005	300	300
2.650% due 05/23/2005	700	697
2.700% due 05/31/2005	500	498
2.980% due 06/30/2005	2,200	2,183
Den Norske Bank ASA
2.700% due 05/31/2005	1,200	1,194
2.860% due 06/07/2005	2,600	2,586
Dexia Delaware LLC
2.770% due 04/28/2005	3,400	3,393
2.975% due 06/27/2005	300	298
Fannie Mae
2.470% due 04/06/2005	400	400
2.422% due 04/13/2005	1,900	1,898
2.471% due 04/20/2005	100	100
2.508% due 04/20/2005	300	300
2.525% due 04/20/2005	1,100	1,098
2.580% due 04/27/2005	200	200
2.490% due 05/04/2005	100	100
2.482% due 05/25/2005	1,900	1,892
2.627% due 06/01/2005	2,500	2,487
2.645% due 06/01/2005	2,600	2,587
2.711% due 06/01/2005	300	298
2.674% due 06/13/2005	700	696
2.683% due 06/13/2005	500	497
ForeningsSparbanken AB
2.980% due 06/29/2005	1,800	1,786
Fortis Funding LLC
2.610% due 04/27/2005	1,400	1,397
2.640% due 05/20/2005	1,800	1,794
Freddie Mac
2.376% due 04/01/2005	100	100
2.420% due 04/19/2005	2,600	2,597
2.570% due 04/26/2005	2,900	2,895
2.670% due 05/27/2005	600	597
2.815% due 06/07/2005	600	597
2.670% due 06/13/2005	2,600	2,584
2.717% due 06/14/2005	100	99
2.680% due 06/15/2005	200	199
2.683% due 06/15/2005	1,000	994
2.690% due 06/20/2005	1,500	1,490
2.890% due 07/12/2005	600	595
General Electric Capital Corp.
2.540% due 04/12/2005	1,000	999
2.660% due 04/28/2005	1,200	1,198
2.780% due 05/24/2005	1,300	1,295
2.970% due 06/20/2005	300	298
HBOS Treasury Services PLC
2.615% due 04/25/2005	2,400	2,396
2.820% due 05/23/2005	300	299
2.870% due 06/07/2005	500	497
2.950% due 06/16/2005	500	497
ING U.S. Funding LLC
2.400% due 04/05/2005	900	900
2.645% due 04/21/2005	2,200	2,197
2.730% due 06/02/2005	200	199
2.940% due 06/16/2005	500	497
KFW International Finance, Inc.
2.535% due 04/14/2005	700	699
Nordea North America, Inc.
2.450% due 04/04/2005	300	300
2.600% due 04/25/2005	2,900	2,895
Pfizer, Inc.
2.575% due 04/20/2005	2,300	2,297
Rabobank USA Financial Corp.
2.640% due 05/20/2005	1,700	1,694
2.950% due 06/21/2005	2,100	2,086
Royal Bank of Scotland PLC
2.610% due 04/12/2005	2,000	1,998
Shell Finance (UK) PLC
2.665% due 05/05/2005	3,000	2,992
Skandinaviska Enskilda Banken AB (SEB)
2.760% due 05/17/2005	1,000	996
2.665% due 05/23/2005	2,400	2,391
2.950% due 06/16/2005	400	397
Spintab AB
2.620% due 04/26/2005	1,800	1,797
2.750% due 06/03/2005	100	99
Statens Bostadsfin Bank
2.750% due 05/06/2005	3,500	3,491
TotalFinaElf Capital S.A.
2.830% due 04/01/2005	3,400	3,400
UBS Finance, Inc.
2.780% due 04/25/2005	700	699
2.565% due 05/06/2005	700	698
2.640% due 05/18/2005	1,300	1,296
2.670% due 05/25/2005	400	398
2.675% due 05/26/2005	100	100
2.810% due 06/15/2005	100	99
2.975% due 07/14/2005	500	496
UniCredit Delaware
2.510% due 04/06/2005	800	800
Westpac Capital Corp.
2.610% due 04/25/2005	2,500	2,496
2.850% due 06/03/2005	500	497

		103,958

Repurchase Agreements 14.6%

Credit Suisse First Boston
2.500% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Notes 3.625% due 07/15/2009 valued at $18,864. Repurchase proceeds are $18,501.)	18,500	18,500
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $110. Repurchase proceeds are $106.)	106	106

		18,606

Total Short-Term Instruments (Cost $126,175)		126,164

Total Investments 99.3% (Cost $126,175)		$126,164

Other Assets and Liabilities (Net) 0.7%		836

Net Assets 100.0%		$127,000

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.020%	10/03/2005	BR 2,400	$(2)
Goldman Sachs & Co.	BR-CDI-Compounded	Pay	19.150%	10/03/2005	1,000	0

						$(2)

34  Annual Report  |  03.31.05  |  See accompanying notes

(b)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BR	16,807	05/2005	$383	$0	$383
Buy		16,836	08/2005	12	(65)	(53)
Sell		559	08/2005	1	0	1
Buy	CK	81,933	05/2005	74	(15)	59
Buy		30,052	08/2005	0	(7)	(7)
Buy	CO	2,554,334	05/2005	30	(2)	28
Buy		660,924	08/2005	0	(1)	(1)
Buy	CP	2,674,894	05/2005	41	(76)	(35)
Buy		1,713,229	06/2005	21	0	21
Sell		1,713,229	06/2005	0	(14)	(14)
Buy		1,472,572	08/2005	0	(42)	(42)
Buy	CY	10,851	05/2005	0	(23)	(23)
Buy		7,899	08/2005	0	(7)	(7)
Buy	H$	12,629	05/2005	0	(10)	(10)
Buy		7,000	08/2005	0	(3)	(3)
Buy	KW	4,949,461	05/2005	217	0	217
Buy		289,831	06/2005	0	(4)	(4)
Buy		1,996,830	08/2005	23	0	23
Buy	MP	93,249	05/2005	240	0	240
Buy		36,297	08/2005	23	0	23
Buy	PN	13,493	05/2005	39	0	39
Buy		7,646	08/2005	11	0	11
Buy	PZ	31,163	05/2005	233	(70)	163
Buy		2,172	06/2005	0	(11)	(11)
Buy		9,659	08/2005	5	(44)	(39)
Buy	RP	172,614	05/2005	65	0	65
Buy		53,506	08/2005	0	0	0
Buy	RR	186,263	05/2005	96	0	96
Buy		14,167	06/2005	0	(7)	(7)
Buy		95,216	08/2005	13	0	13
Buy	S$	14,123	05/2005	10	(47)	(37)
Buy		200	06/2005	0	(2)	(2)
Buy		6,653	08/2005	0	(33)	(33)
Buy	SR	22,117	05/2005	0	(65)	(65)
Buy		12,652	08/2005	2	(70)	(68)
Buy	SV	140,546	05/2005	63	(58)	5
Buy		67,947	08/2005	0	(72)	(72)
Buy	T$	129,363	05/2005	90	0	90
Buy		63,420	08/2005	0	(9)	(9)
Buy	TB	76,094	05/2005	27	(10)	17
Buy		40,564	08/2005	0	(18)	(18)
Buy	TL	4,970	05/2005	303	0	303
Buy		1,861	08/2005	0	(6)	(6)

				$2,022	$(791)	$1,231

See accompanying notes  |  03.31.05  |  Annual Report  35

Schedule of Investments

High Yield Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 3.7%

Centennial Communications
4.880% due 01/20/2011 (a)	$42	$43
5.140% due 01/20/2011 (a)	32	33
4.420% due 02/09/2011 (a)	924	941
El Paso Corp.
2.350% due 11/22/2009 (a)	375	380
5.188% due 11/22/2009 (a)	623	632
General Growth Properties
4.940% due 11/12/2007 (a)	996	1,006
4.640% due 11/12/2008 (a)	500	509
GoodYear Tire
7.116% due 09/30/2007 (a)	1,000	1,008
Headwaters, Inc.
5.330% due 04/30/2011 (a)	719	730
PanAmSat Corp.
5.000% due 08/20/2009 (a)	231	233
5.090% due 08/20/2009 (a)	85	85
7.000% due 08/20/2009 (a)	254	256
Qwest Corp.
6.500% due 06/30/2007 (a)	1,000	1,036
Warner ChilCott Co., Inc.
1.000% due 01/18/2012 (a)	629	637
Warner Chilcott Corp.
1.000% due 01/18/2012 (a)	254	257
Warner ChilCott Holdings Co. III Ltd.
1.000% due 01/18/2012 (a)	117	118

Total Bank Loan Obligations (Cost $7,857)		7,904

CORPORATE BONDS & NOTES 87.8%

Banking & Finance 18.1%

AES Red Oak LLC
8.540% due 11/30/2019	773	869
Affinia Group, Inc.
9.000% due 11/30/2014	775	721
Arvin Capital I
9.500% due 02/01/2027	560	585
BCP Caylux Holdings Luxembourg S.A.
9.625% due 06/15/2014	720	824
Bluewater Finance Ltd.
10.250% due 02/15/2012	1,050	1,144
Bombardier Capital, Inc.
7.090% due 03/30/2007 (h)	1,000	1,007
Borden US Finance Corp.
9.000% due 07/15/2014	550	597
Bowater Canada Finance
7.950% due 11/15/2011	500	521
Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	500	532
Forest City Enterprises, Inc.
7.625% due 06/01/2015	500	536
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	1,625	1,767
Homer City Funding LLC
8.734% due 10/01/2026	300	348
JET Equipment Trust
10.000% due 06/15/2012 (b)	600	382
7.630% due 08/15/2012 (b)	403	242
JSG Funding PLC
9.625% due 10/01/2012	1,875	2,025
K&F Acquisition, Inc.
7.750% due 11/15/2014	600	585
Kraton Polymers LLC
8.125% due 01/15/2014	675	643
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	1,525	1,468
7.250% due 02/15/2011	2,375	2,227
Refco Finance Holdings LLC
9.000% due 08/01/2012	650	692
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,115	1,204
Standard Aero Holdings, Inc.
8.250% due 09/01/2014	675	702
Stone Container Finance
7.375% due 07/15/2014	850	846
Targeted Return Index Securities Trust
7.947% due 08/01/2015 (a)	14,812	15,413
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	200	193
UGS Corp.
10.000% due 06/01/2012	465	516
Universal City Development Partners
11.750% due 04/01/2010	704	806
Ventas Capital Corp.
8.750% due 05/01/2009	925	1,011

		38,406

Industrials 51.3%

Abitibi-Consolidated, Inc.
6.950% due 12/15/2006	500	505
5.250% due 06/20/2008	100	94
6.000% due 06/20/2013	825	718
8.375% due 04/01/2015	1,275	1,246
8.850% due 08/01/2030	400	377
Aearo Co.
8.250% due 04/15/2012	400	424
AES Ironwood LLC
8.857% due 11/30/2025	167	189
Ahold Finance USA, Inc.
8.250% due 07/15/2010	675	744
Alderwoods Group, Inc.
7.750% due 09/15/2012	125	128
Allied Waste North America, Inc.
9.250% due 09/01/2012	1,750	1,881
7.875% due 04/15/2013	300	301
7.250% due 03/15/2015	500	477
American Media Operations, Inc.
10.250% due 05/01/2009	875	906
American Towers, Inc.
7.250% due 12/01/2011	650	674
AmeriGas Partners LP
8.830% due 04/19/2010	1,163	1,227
Arco Chemical Co.
10.250% due 11/01/2010	250	285
Argo-Tech Corp.
9.250% due 06/01/2011	625	675
Armor Holdings, Inc.
8.250% due 08/15/2013	850	920
ArvinMeritor, Inc.
8.750% due 03/01/2012	35	37
Aviall, Inc.
7.625% due 07/01/2011	775	810
Boise Cascade LLC
7.125% due 10/15/2014	925	941
Boyd Gaming Corp.
7.750% due 12/15/2012	325	342
Cablevision Systems Corp.
8.000% due 04/15/2012	50	52
CanWest Media, Inc.
8.000% due 09/15/2012	830	878
CCO Holdings LLC
8.750% due 11/15/2013	1,485	1,492
Cenveo Corp.
9.625% due 03/15/2012	425	455
Charter Communications Operating LLC
8.375% due 04/30/2014	500	505
Chesapeake Energy Corp.
8.125% due 04/01/2011	128	136
7.500% due 06/15/2014	835	887
Choctaw Resort Development Enterprise
7.250% due 11/15/2019	950	945
Commonwealth Brands, Inc.
9.750% due 04/15/2008	760	817
Community Health Systems, Inc.
10.000% due 03/13/2007	1,500	1,621
Continental Airlines, Inc.
7.056% due 09/15/2009	1,000	1,000
Crown Castle International Corp.
10.750% due 08/01/2011	690	740
Crown European Holdings S.A.
9.500% due 03/01/2011	840	926
10.875% due 03/01/2013	140	163
CSC Holdings, Inc.
7.250% due 07/15/2008	250	257
8.125% due 07/15/2009	350	371
8.125% due 08/15/2009	500	530
7.625% due 04/01/2011	875	914
6.750% due 04/15/2012	1,000	997
DaVita, Inc.
6.625% due 03/15/2013	400	398
7.250% due 03/15/2015	650	640
Delphi Corp.
6.500% due 05/01/2009	300	270
6.500% due 08/15/2013	200	165
Delta Air Lines, Inc.
7.379% due 05/18/2010	198	190
7.570% due 11/18/2010	400	373
Dex Media West LLC
8.500% due 08/15/2010	850	912
9.875% due 08/15/2013	575	644
DirecTV Holdings LLC
8.375% due 03/15/2013	1,315	1,430
Dresser, Inc.
9.375% due 04/15/2011	1,110	1,182
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	725	729
Dura Operating Corp.
8.625% due 04/15/2012	525	487
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	925	909
7.670% due 11/08/2016	900	817
EchoStar DBS Corp.
5.750% due 10/01/2008	1,175	1,163
El Paso CGP Co.
7.625% due 09/01/2008	400	403
7.750% due 10/15/2035	250	234
El Paso Corp.
7.875% due 06/15/2012	1,675	1,675
7.375% due 12/15/2012	750	729
Encore Acquisition Co.
6.250% due 04/15/2014	740	744
Equistar Chemicals LP
10.125% due 09/01/2008	225	250
8.750% due 02/15/2009	400	431
Exco Resources, Inc.
7.250% due 01/15/2011	640	653
Exide Technologies
10.500% due 03/15/2013	250	240
Extendicare Health Services, Inc.
9.500% due 07/01/2010	725	797
Ferrellgas Partners LP
6.990% due 08/01/2005 (h)	1,000	1,008
8.750% due 06/15/2012	600	627
Fisher Scientific International, Inc.
8.000% due 09/01/2013	725	792
Foundation PA Co.al Co.
7.250% due 08/01/2014	750	765
Freescale Semiconductor, Inc.
5.410% due 07/15/2009 (a)	175	180
7.125% due 07/15/2014	475	499
Gaylord Entertainment Co.
8.000% due 11/15/2013	725	754

36  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Georgia-Pacific Corp.
8.000% due 01/15/2024	$1,550	$1,736
8.875% due 05/15/2031	1,100	1,331
Greif, Inc.
8.875% due 08/01/2012	760	825
Hanover Equipment Trust
8.500% due 09/01/2008	1,100	1,152
HCA, Inc.
6.250% due 02/15/2013	25	25
6.750% due 07/15/2013	1,400	1,441
7.190% due 11/15/2015	300	313
HealthSouth Corp.
8.375% due 10/01/2011 (b)	125	124
7.625% due 06/01/2012 (b)	1,325	1,279
Horizon Lines LLC
9.000% due 11/01/2012	705	754
IMC Global, Inc.
10.875% due 06/01/2008	14	16
Ingles Markets, Inc.
8.875% due 12/01/2011	575	592
Insight Midwest LP
10.500% due 11/01/2010	985	1,059
Invensys PLC
9.875% due 03/15/2011	665	680
ISP Chemco, Inc.
10.250% due 07/01/2011	750	816
ISP Holdings, Inc.
10.625% due 12/15/2009	200	215
JC Penney Co., Inc.
8.000% due 03/01/2010	875	879
Jefferson Smurfit Corp.
7.500% due 06/01/2013	300	300
Johnsondiversey, Inc.
9.625% due 05/15/2012	400	432
K2, Inc.
7.375% due 07/01/2014	700	728
Kappa Beheer BV
10.625% due 07/15/2009	925	978
Legrand Holding S.A.
10.500% due 02/15/2013	70	79
Legrand S.A.
8.500% due 02/15/2025	870	1,053
Lyondell Chemical Co.
9.875% due 05/01/2007	100	103
Mandalay Resort Group
6.375% due 12/15/2011	350	355
7.625% due 07/15/2013	1,575	1,662
Mediacom Broadband LLC
11.000% due 07/15/2013	900	967
MGM Mirage, Inc.
6.000% due 10/01/2009	375	372
8.375% due 02/01/2011	1,110	1,204
Nalco Co.
7.750% due 11/15/2011	650	679
National Nephrology Associates, Inc.
9.000% due 11/01/2011	550	613
Newpark Resources, Inc.
8.625% due 12/15/2007	780	776
Norampac, Inc.
6.750% due 06/01/2013	925	946
North American Energy Partners, Inc.
8.750% due 12/01/2011	625	566
Northwest Airlines, Inc.
6.810% due 02/01/2020	228	208
Novelis, Inc.
7.250% due 02/15/2015	1,000	985
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	100	107
8.750% due 11/15/2012	1,175	1,290
8.250% due 05/15/2013	200	212
6.750% due 12/01/2014	400	394
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	248	275
Peabody Energy Corp.
6.875% due 03/15/2013	1,325	1,371
Plains Exploration & Production Co.
7.125% due 06/15/2014	1,000	1,050
PQ Corp.
7.500% due 02/15/2013	150	148
Premcor Refining Group, Inc.
6.750% due 05/01/2014	100	100
Primedia, Inc.
8.164% due 05/15/2010 (a)	100	106
8.000% due 05/15/2013	380	389
Quebecor Media, Inc.
11.125% due 07/15/2011	910	1,010
Qwest Corp.
7.500% due 02/15/2011	1,410	1,385
9.125% due 03/15/2012	1,125	1,229
7.750% due 02/15/2014	425	418
Rayovac Corp.
8.500% due 10/01/2013	850	880
7.375% due 02/01/2015	200	192
Reddy Ice Group, Inc.
8.875% due 08/01/2011	925	1,034
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	600	603
Rogers Cable, Inc.
6.750% due 03/15/2015	100	99
Roundy’s, Inc.
8.875% due 06/15/2012	1,075	1,156
Safety Kleen Services
9.250% due 06/01/2008 (b)	6,016	24
Seneca Gaming Corp.
7.250% due 05/01/2012	655	655
SESI LLC
8.875% due 05/15/2011	725	778
Sinclair Broadcast Group, Inc.
8.750% due 12/15/2011	425	448
8.000% due 03/15/2012	125	128
Six Flags, Inc.
9.750% due 04/15/2013	385	361
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	675	741
Station Casinos, Inc.
6.000% due 04/01/2012	870	868
6.500% due 02/01/2014	75	75
Superior Essex Communications
9.000% due 04/15/2012	775	790
Tenet Healthcare Corp.
6.375% due 12/01/2011	600	556
6.500% due 06/01/2012	800	740
7.375% due 02/01/2013	25	24
9.875% due 07/01/2014	250	261
Tenneco Automotive, Inc.
10.250% due 07/15/2013	640	717
8.625% due 11/15/2014	475	464
Toys “R” Us, Inc.
7.625% due 08/01/2011	700	662
7.875% due 04/15/2013	200	180
TransMontaigne, Inc.
9.125% due 06/01/2010	725	772
Triad Hospitals, Inc.
7.000% due 05/15/2012	900	914
7.000% due 11/15/2013	325	321
Trinity Industries, Inc.
6.500% due 03/15/2014	535	519
TRW Automotive, Inc.
9.375% due 02/15/2013	650	702
United Airlines, Inc.
7.730% due 07/01/2010 (b)	600	553
7.186% due 04/01/2011 (b)	589	552
7.783% due 01/01/2014	212	193
US Airways Group, Inc.
9.330% due 01/01/2006 (b)	148	52
9.625% due 09/01/2024 (b)	677	170
Vintage Petroleum, Inc.
7.875% due 05/15/2011	125	133
8.250% due 05/01/2012	565	614
Williams Cos., Inc.
7.375% due 11/15/2006	1,000	1,049
7.625% due 07/15/2019	1,000	1,088
7.750% due 06/15/2031	400	434
8.750% due 03/15/2032	1,595	1,902
Wynn Las Vegas LLC
6.625% due 12/01/2014	900	860
Young Broadcasting, Inc.
8.500% due 12/15/2008	950	1,000

		108,668

Utilities 18.4%

AES Corp.
8.875% due 02/15/2011	750	816
8.750% due 05/15/2013	1,875	2,053
American Cellular Corp.
10.000% due 08/01/2011	975	902
AT&T Corp.
9.050% due 11/15/2011	1,775	2,026
9.750% due 11/15/2031	100	123
Cincinnati Bell, Inc.
7.250% due 07/15/2013	1,375	1,375
8.375% due 01/15/2014	715	708
Citizens Communications Co.
6.250% due 01/15/2013	650	614
CMS Energy Corp.
8.900% due 07/15/2008	250	270
7.500% due 01/15/2009	1,225	1,268
7.750% due 08/01/2010	350	367
8.500% due 04/15/2011	350	380
Intelsat Bermuda Ltd.
7.805% due 01/15/2012 (a)	200	204
8.250% due 01/15/2013	425	431
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	835	962
MCI, Inc.
7.688% due 05/01/2009	1,583	1,650
8.735% due 05/01/2014	650	717
Midwest Generation LLC
8.560% due 01/02/2016	1,600	1,800
8.750% due 05/01/2034	2,050	2,296
MSW Energy Holdings LLC
7.375% due 09/01/2010	840	857
Nevada Power Co.
5.875% due 01/15/2015	980	960
New Skies Satellites NV
9.125% due 11/01/2012	600	615
Nextel Communications, Inc.
6.875% due 10/31/2013	1,260	1,320
7.375% due 08/01/2015	950	1,008
Northwestern Bell Telephone
6.250% due 01/01/2007	710	719
NorthWestern Corp.
5.875% due 11/01/2014	725	725
NRG Energy, Inc.
8.000% due 12/15/2013	1,209	1,285
PSEG Energy Holdings LLC
8.625% due 02/15/2008	100	106
10.000% due 10/01/2009	200	226
8.500% due 06/15/2011	1,670	1,804
Qwest Services Corp.
14.000% due 12/15/2010	500	581
Reliant Energy, Inc.
9.250% due 07/15/2010	325	349
9.500% due 07/15/2013	500	546
6.750% due 12/15/2014	1,175	1,102

See accompanying notes  |  03.31.05  |  Annual Report  37

Schedule of Investments (Cont.)

High Yield Portfolio

March 31, 2005

	Principal Amount (000s)		Value (000s)
Rogers Wireless Communications, Inc.
7.250% due 12/15/2012		$50	$51
8.000% due 12/15/2012		625	645
6.375% due 03/01/2014		335	327
7.500% due 03/15/2015		175	182
Rural Cellular Corp.
8.250% due 03/15/2012		665	682
South Point Energy
8.400% due 05/30/2012		1,097	1,023
TECO Energy, Inc.
7.500% due 06/15/2010		1,200	1,284
Texas Genco LLC
6.875% due 12/15/2014		675	680
Time Warner Telecom, Inc.
9.750% due 07/15/2008		350	343
10.125% due 02/01/2011		275	267
Triton PCS, Inc.
8.500% due 06/01/2013		285	264
Wilmington Trust Co.-Tucson Electric
10.732% due 01/01/2013 (h)		1,851	1,966

			38,879

Total Corporate Bonds & Notes (Cost $185,558)			185,953

CONVERTIBLE BONDS & NOTES 0.5%

Industrials 0.5%

Dimon, Inc.
6.250% due 03/31/2007		950	947

Total Convertible Bonds & Notes (Cost $887)			947

MORTGAGE-BACKED SECURITIES 0.5%

RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027 (b)		1,176	1,101

Total Mortgage-Backed Securities (Cost $772)			1,101

FOREIGN CURRENCY-DENOMINATED ISSUES (k) 1.9%

JSG Holding PLC
11.500% due 10/01/2015	EC	500	645
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,965	2,582
Telenet Communications NV
9.000% due 12/15/2013		500	728

Total Foreign Currency-Denominated Issues (Cost $3,779)			3,955

COMMON STOCKS 0.1%
	Shares

Communications 0.1%

Dobson Communications Corp. (c)		62,536	127

Total Common Stocks (Cost $412)			127

CONVERTIBLE PREFERRED STOCK 0.3%

Dobson Communications Corp.
6.000% due 08/19/2016		1,600	125
Fannie Mae
5.375% due 12/31/2049		5	468

Total Convertible Preferred Stock (Cost $767)			593

PREFERRED SECURITY 0.6%

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		200	210
Riggs Capital Trust II
8.875% due 03/15/2027 (b)		1,000,000	1,125

Total Preferred Security (Cost $1,291)			1,335

SHORT-TERM INSTRUMENTS 1.9%

	Principal Amount (000s)

Commercial Paper 1.2%

ForeningsSparbanken AB
2.980% due 06/29/2005		$2,200	2,183
UBS Finance, Inc.
2.785% due 04/28/2005		400	399

			2,582

Repurchase Agreement 0.3%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.520% due 07/22/2005 valued at $718. Repurchase proceeds are $701.)		701	701

U.S. Treasury Bills 0.4%

2.708% due 05/05/2005-06/16/2005 (d)(e)(g)		790	786

Total Short-Term Instruments (Cost $4,070)			4,069

Total Investments (f) 97.3% (Cost $204,393)			$205,984

Written Options (j) (0.0%) (Premiums $49)			(28)

Other Assets and Liabilities (Net) 2.7%			5,613

Net Assets 100.0%			$211,569

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Non-income producing security.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $7,414 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $289 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar September Long Futures	09/2005	36	$(92)
Euro-Bund 10-Year Note Long Futures	06/2005	33	47

			$(45)

(h)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Bombardier Capital, Inc.	7.090	03/30/2007	08/11/2003	$1,006	$1,007	0.48%
Ferrellgas Partners LP	6.990	08/01/2005	04/30/2002	997	1,008	0.48
Wilmington Trust Co.-Tucson Electric	10.732	01/01/2013	12/08/2000	1,968	1,966	0.93

				$3,971	$3,981	1.89%

38  Annual Report  |  03.31.05  |  See accompanying notes

(i)	Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.000%	12/20/2005	$1,000	$(6)
Bank of America	AES Corp. 8.750% due 05/15/2013	Sell	1.500%	12/20/2007	1,000	2
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%	12/20/2007	1,000	15
Bear Stearns & Co., Inc.	MCI, Inc. 6.688% due 05/01/2009	Sell	1.750%	09/20/2005	1,000	8
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	0.820%	12/20/2007	1,500	3
Credit Suisse First Boston	MCI, Inc. 7.735% due 05/01/2014	Sell	1.150%	12/20/2005	1,000	7
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%	12/20/2007	1,000	33
Goldman Sachs & Co.	EchoStar DBS Corp. 5.750% due 10/01/2008	Sell	0.850%	12/20/2005	1,000	1
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	0.750%	12/20/2007	1,000	1
Goldman Sachs & Co.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	Sell	1.100%	12/20/2007	1,000	8
J.P. Morgan Chase & Co.	EchoStar DBS Corp. 5.750% due 10/01/2008	Sell	1.100%	12/20/2007	1,000	(5)
J.P. Morgan Chase & Co.	Electronic Data Systems Corp. 6.000% due 08/01/2013	Sell	1.300%	12/20/2007	1,000	26
J.P. Morgan Chase & Co.	JC Penney Co., Inc. 8.000% due 03/01/2010	Sell	0.650%	12/20/2007	1,000	3
Lehman Brothers, Inc.	General Motors Corp. 7.100% due 03/15/2006	Sell	0.820%	12/20/2005	1,000	(14)
UBS Warburg LLC	Dow Jones CDX N.A. HY3 Index	Sell	3.750%	12/20/2009	1,000	(13)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	1.200%	03/20/2006	700	(13)
Wachovia Bank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	0.970%	03/20/2006	500	(10)

						$46

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$7,900	$173
Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	5,000	87

						$260

(j)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$112.000	05/20/2005	80	$12	$6
Call - CBOT U.S. Treasury Note June Futures	111.000	05/20/2005	17	5	4
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	81	29	16
Put - CBOT U.S. Treasury Note June Futures	106.000	05/20/2005	16	3	2

				$49	$28

(k)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	4,390	04/2005	$184	$0	$184

See accompanying notes  |  03.31.05  |  Annual Report  39

Schedule of Investments

International Portfolio

March 31, 2005

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.2%

Crusade Global Trust
3.120% due 05/15/2021 (a)		$1,911	$1,911
Medallion Trust
2.850% due 07/12/2031 (a)		2,586	2,576
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (a)		128	128

Total Australia (Cost $4,667)			4,615

CAYMAN ISLANDS (h) 0.1%

Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		$3,700	3,694
SHL Corp. Ltd.
0.755% due 12/25/2024 (a)	JY	63,921	599

Total Cayman Islands (Cost $4,257)			4,293

CROATIA 0.1%

Republic of Croatia
3.813% due 07/31/2006 (a)		$207	207
3.182% due 07/31/2010 (a)		1,500	1,500

Total Croatia (Cost $1,690)			1,707

FRANCE (h) 6.1%

Axa S.A.
3.750% due 01/01/2017	EC	1,357	2,347
Republic of France
4.000% due 04/25/2014		50,000	66,982
5.750% due 10/25/2032		24,100	39,567
4.000% due 04/25/2055		42,500	53,619

Total France (Cost $154,916)			162,515

GERMANY (h) 19.1%

Republic of Germany
2.000% due 06/17/2005	EC	268,600	348,124
5.000% due 02/17/2006		3,500	4,643
5.625% due 01/04/2028		22,650	36,083
6.250% due 01/04/2030		22,700	39,235
5.500% due 01/04/2031		50,000	79,156

Total Germany (Cost $513,529)			507,241

IRELAND (h) 0.1%

Fennica PLC
2.471% due 05/20/2054	EC	2,300	2,984

Total Ireland (Cost $1,964)			2,984

ITALY (h) 0.6%

Findomestic Securitization Vehicle SRL
2.436% due 12/20/2008 (a)	EC	12,050	15,651
First Italian Auto Transaction
2.435% due 07/01/2008 (a)		853	1,074

Total Italy (Cost $11,317)			16,725

MEXICO 0.0%

United Mexican States
8.300% due 08/15/2031		$900	1,033

Total Mexico (Cost $835)			1,033

NEW ZEALAND (h) 0.3%

Commonwealth of New Zealand
4.500% due 02/15/2016 (b)	N$	9,417	8,623

Total New Zealand (Cost $4,842)			8,623

SPAIN (h) 5.9%

Hipotebansa Mortgage Securitization Fund
2.263% due 07/18/2022 (a)	EC	5,193	6,601
Hipotebansa V
2.284% due 01/18/2018 (a)		1,628	2,075
Kingdom of Spain
0.000% due 06/17/2005		72,200	93,206
5.750% due 07/30/2032		31,000	50,887
4.200% due 01/31/2037		3,000	3,933

Total Spain (Cost $157,668)			156,702

SUPRANATIONAL (h) 0.2%

European Investment Bank
5.500% due 12/07/2009	BP	2,300	4,457

Total Supranational (Cost $3,307)			4,457

TUNISIA (h) 0.1%

Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	1,800	2,680
7.375% due 04/25/2012		$500	556

Total Tunisia (Cost $2,328)			3,236

UNITED KINGDOM (h) 1.8%

Bauhaus Securities Ltd.
2.464% due 10/30/2052 (a)	EC	10,251	13,325
Haus Ltd.
2.399% due 12/14/2037 (a)		15,435	19,778
Lloyds TSB Capital I
7.375% due 02/07/2049		5,250	8,257
Ocwen Mortgage Loan Trust
2.652% due 12/15/2031 (a)		702	891
Originated Mortgage Loans PLC
5.312% due 04/15/2032 (a)	BP	394	726
United Kingdom Gilt
8.500% due 12/07/2005		2,600	5,043

Total United Kingdom (Cost $33,068)			48,020

UNITED STATES (h) 1.5%

Asset-Backed Securities 0.0%

Advanta Mortgage Loan Trust
3.225% due 11/25/2029 (a)		$52	52
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)		4	4
Argent Securities, Inc.
3.100% due 03/25/2034 (a)		420	420
Conseco Finance Corp.
3.180% due 10/15/2031 (a)		43	43
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		51	51
Providian Home Equity Loan Trust
3.140% due 06/25/2025 (a)		17	17

			587

Corporate Bonds & Notes 0.5%

Ford Motor Credit Co.
3.540% due 06/30/2005 (a)		2,800	2,797
Kroger Co.
5.500% due 02/01/2013		100	102
Procter & Gamble Co.
1.500% due 12/07/2005	JY	1,000,000	9,417

			12,316

Mortgage-Backed Securities 0.0%

Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)		$32	32
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		529	536
Washington Mutual Mortgage Securities Corp.
3.273% due 12/25/2040 (a)		295	293

			861

U.S. Government Agencies 0.9%

Fannie Mae
6.000% due 12/01/2033		20	20
6.500% due 05/01/2028-11/01/2034 (c)		1,209	1,257
7.000% due 09/25/2023		223	234
8.800% due 01/25/2019		295	318
Freddie Mac
6.500% due 07/15/2028		5,279	5,483
Government National Mortgage Association
3.375% due 03/20/2022-06/20/2030 (a)(c)		8,325	8,450
3.750% due 08/20/2022-09/20/2026 (a)(c)		1,346	1,364
4.125% due 11/20/2022-11/20/2024 (a)(c)		1,881	1,915
7.500% due 09/15/2025-12/15/2030 (c)		3,890	4,147
8.500% due 07/15/2008-07/15/2030 (c)		90	97

			23,285

U.S. Treasury Obligations 0.1%

U.S. Treasury Bond
6.000% due 02/15/2026		1,400	1,602

Total United States (Cost $38,371)			38,651

	# of Contracts

PURCHASED PUT OPTIONS 0.0%

Euro-Bund June Futures (OTC)
Strike @ $105.000 Exp. 06/30/2005		1,680	0

Total Purchased Put Options (Cost $22)			0

SHORT-TERM INSTRUMENTS 46.0%
	Principal Amount (000s)

Certificates of Deposit 12.4%

Bank of America, N.A.
2.720% due 05/16/2005		$57,200	57,200
2.910% due 06/08/2005		63,400	63,400
2.770% due 06/09/2005		4,900	4,900
Citibank New York N.A.
2.630% due 04/22/2005		72,600	72,600
2.675% due 04/29/2005		5,300	5,300
2.680% due 05/04/2005		400	400
2.720% due 05/11/2005		4,100	4,100
2.900% due 06/10/2005		12,800	12,800
2.965% due 06/17/2005		16,000	16,000
Nordea Bank Finland PLC
2.805% due 07/05/2005		50,000	50,000

40  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)		Value (000s)
Wells Fargo Bank, N.A.
2.680% due 04/01/2005		$44,100	$44,100

			330,800

Commercial Paper 27.1%

Anz (Delaware), Inc.
2.710% due 05/31/2005		43,600	43,385
Fannie Mae
2.508% due 04/20/2005		57,900	57,821
2.490% due 05/04/2005		26,400	26,340
2.515% due 05/19/2005		62,300	62,091
2.645% due 06/01/2005		40,200	39,998
2.640% due 06/02/2005		19,000	18,903
2.660% due 06/06/2005		40,200	39,981
2.726% due 06/08/2005		60,000	59,662
2.675% due 06/13/2005		25,400	25,246
2.685% due 06/13/2005		109,300	108,636
2.875% due 06/27/2005		42,600	42,288
2.990% due 08/08/2005		1,100	1,088
Freddie Mac
2.710% due 06/17/2005		15,100	15,003
Spintab AB
2.690% due 05/25/2005		22,000	21,911
Statens Bostadsfin Bank
2.800% due 05/18/2005		25,000	24,909
UBS Finance, Inc.
2.745% due 06/06/2005		92,500	91,996
Westpac Capital Corp.
2.525% due 04/06/2005		43,000	42,985

			722,243

Repurchase Agreement 0.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $1,095. Repurchase proceeds are $1,071.)		1,071	1,071

French Treasury Bills 0.5%

1.010% due 06/23/2005	EC	9,800	12,615

German Treasury Bills 3.4%

1.010% due 04/20/2005		20,000	25,898
1.010% due 07/13/2005		50,000	64,246

			90,144

U.S. Treasury Bills 2.5%

2.624% due 05/05/2005-06/16/2005 (c)(d)(f)		$67,895	67,570

Total Short-Term Instruments (Cost $1,225,811)			1,224,443

Total Investments (e) 82.1% (Cost $2,158,592)			$2,185,245

Other Assets and Liabilities (Net) 17.9%			477,098

Net Assets 100.0%			$2,662,343

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $18,407 have been pledged as collateral for swap contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $25,864 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $21,771 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note Long Futures	06/2005	1,246	$1,246
Government of Japan 10-Year Note Long Futures	06/2005	537	9,062
U.S. Treasury 10-Year Note Long Futures	06/2005	291	(285)

			$10,023

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/18/2034	BP	185,900	$(2,561)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		35,675	(565)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	06/18/2034		25,000	(472)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		4,700	(102)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.500%	06/17/2015	EC	358,200	467
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Receive	4.000%	06/17/2010		98,900	(414)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	12/15/2014		85,000	3,687
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		412,700	10,922
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032		52,150	5,318
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		428,400	34,927
Lehman Brothers, Inc.	6-month EC-LIBOR	Receive	5.500%	12/15/2031		8,500	(2,225)
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		240,000	3,514
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	4.500%	06/17/2015		68,000	560
Morgan Stanley Dean Witter & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		225,000	2,547
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		28,800	3,015
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	06/18/2034		80,000	181
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006	H$	922,000	(1,866)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.753%	02/08/2006		196,000	(746)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	2.000%	02/15/2006		1,220,000	669
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.550%	03/16/2006		1,020,100	(3,369)
Goldman Sachs & Co.	3-month H$-HIBOR	Receive	5.906%	07/11/2006		165,000	(931)
J.P. Morgan Chase & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	9,520,000	(4,250)
Lehman Brothers, Inc.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		30,000,000	(14,187)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	1.500%	03/20/2012		18,980,000	(7,500)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		11,325,000	(5,039)
Bank of America	3-month USD-LIBOR	Receive	3.000%	12/17/2006		$5,000	83
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		280,000	7,221
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		10,400	(521)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.670%	02/08/2006		25,200	719
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	6.790%	02/15/2006		11,600	(995)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.710%	07/11/2006		21,200	878
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		870,000	14,462
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		415,000	7,614

							$51,041

(h)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BP	9,981	04/2005	$0	$(248)	$(248)
Buy	C$	5,854	04/2005	0	(19)	(19)
Buy	EC	243,670	04/2005	411	(2,287)	(1,876)
Sell		1,598,350	04/2005	55,321	(406)	54,915
Buy	H$	39,834	04/2005	0	(5)	(5)
Sell		2,521	04/2005	0	0	0
Buy	JY	88,890,005	04/2005	255	(13,262)	(13,007)
Sell		23,551,470	04/2005	4,693	(68)	4,625
Sell	N$	11,347	04/2005	273	0	273
Buy	SK	27,953	06/2005	0	(143)	(143)

				$60,953	$(16,438)	$44,515

See accompanying notes  |  03.31.05  |  Annual Report  41

Schedule of Investments

Investment Grade Corporate Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 94.8%

Banking & Finance 30.4%

AFLAC, Inc.
6.500% due 04/15/2009	$1,000	$1,067
AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	2,400	2,503
American International Group, Inc.
2.875% due 05/15/2008	1,000	954
Archstone-Smith Trust
7.900% due 02/15/2016	75	86
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	160
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	404
Barnett Capital II
7.950% due 12/01/2026	750	808
Beaver Valley Funding Corp.
8.625% due 06/01/2007	386	405
9.000% due 06/01/2017	1,488	1,741
BVPS II Funding Corp.
8.330% due 12/01/2007	3,007	3,262
8.890% due 06/01/2017	1,500	1,773
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	7,000	6,959
CIT Group, Inc.
3.280% due 09/20/2007 (a)	3,535	3,545
5.500% due 11/30/2007	860	881
7.750% due 04/02/2012	240	278
Citigroup, Inc.
5.625% due 08/27/2012	190	197
7.750% due 12/01/2036	750	798
Countrywide Home Loans, Inc.
3.780% due 11/04/2005 (a)	3,000	3,035
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	10,097
Ford Motor Credit Co.
2.897% due 04/28/2005 (a)	2,700	2,699
6.750% due 05/15/2005	1,000	1,003
3.540% due 06/30/2005 (a)	5,000	4,994
3.100% due 07/18/2005 (a)	23,000	22,959
7.600% due 08/01/2005	13,000	13,137
6.125% due 01/09/2006	50	50
4.000% due 03/21/2007 (a)	1,800	1,804
General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)	10,000	10,005
3.920% due 10/20/2005 (a)	13,500	13,471
3.695% due 05/18/2006 (a)	20,000	19,575
6.125% due 08/28/2007	1,600	1,561
4.900% due 07/15/2008	50	45
7.750% due 01/19/2010	150	144
8.000% due 11/01/2031	200	175
General Motors Nova Scotia Finance Co.
6.850% due 10/15/2008	1,500	1,441
Goldman Sachs Group, Inc.
3.022% due 07/23/2009 (a)	2,000	2,012
6.125% due 02/15/2033	502	516
Household Finance Corp.
4.125% due 12/15/2008	14,450	14,204
7.000% due 05/15/2012	4,135	4,616
HSBC Capital Funding LP
4.610% due 12/13/2049 (a)	12,000	11,429
KFW International Finance, Inc.
5.750% due 01/15/2008	70	73
MBNA America Bank N.A.
7.125% due 11/15/2012	1,300	1,450
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	1,500	1,523
Mizuho JGB Investment LLC
9.870% due 12/31/2049 (a)	2,900	3,307
Morgan Stanley Dean Witter & Co.
5.300% due 03/01/2013	170	171
4.750% due 04/01/2014	10,000	9,538
National City Bank of Pennsylvania
7.250% due 10/21/201	853	969
Parker Retirement Savings Plan
6.340% due 07/15/2008	1,528	1,582
Pemex Project Funding Master Trust
7.875% due 02/01/2009	32,550	35,268
Prudential Financial, Inc.
4.104% due 11/15/2006 (a)	1,000	1,004
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	13,650	12,797
6.500% due 11/15/2018	8,000	6,400
RBS Capital Trust I
5.512% due 09/29/2049	4,500	4,573
Royal Bank of Scotland PLC
5.000% due 11/12/2013	4,500	4,492
9.118% due 03/31/2049	8,470	10,021
Societe Generale
3.305% due 10/29/2049 (a)	1,000	999
Targeted Return Index Securities Trust
7.673% due 01/15/2032	2,520	3,056
Tiers Trust
8.125% due 09/15/2017	791	1,072
UFJ Finance Aruba AEC
6.750% due 07/15/2013	27,572	29,732
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	4,230	4,230

		297,050

Industrials 44.9%

Altria Group, Inc.
7.000% due 07/15/2005	15,700	15,843
American Airlines, Inc.
3.672% due 09/23/2007 (a)	227	227
AOL Time Warner, Inc.
5.625% due 05/01/2005	11,250	11,267
6.125% due 04/15/2006	11,100	11,330
6.750% due 04/15/2011	562	608
6.875% due 05/01/2012	2,440	2,668
AT&T Broadband Corp.
9.455% due 11/15/2022	350	477
Beckman Coulter, Inc.
7.450% due 03/04/2008	325	351
6.875% due 11/15/2011	4,951	5,481
Centex Corp.
7.500% due 01/15/2012	70	78
Columbia Energy Group
6.800% due 11/28/2005	1,000	1,020
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	400	407
6.750% due 01/30/2011	3,476	3,759
Comcast Corp.
5.300% due 01/15/2014	5,000	4,954
ConocoPhillips
4.750% due 10/15/2012	70	70
Continental Airlines, Inc.
6.320% due 11/01/2008	15,195	14,947
7.056% due 09/15/2009	5,000	4,998
6.545% due 08/02/2020	25	24
Cox Communications, Inc.
7.750% due 08/15/2006	700	731
3.550% due 12/14/2007 (a)	2,700	2,718
7.750% due 11/01/2010	100	111
7.125% due 10/01/2012	100	109
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	74
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	7,200	7,224
7.000% due 11/28/2005	50	51
3.470% due 05/24/2006 (a)	8,000	8,036
4.050% due 06/04/2008	440	428
8.000% due 06/15/2010	270	301
Delta Air Lines, Inc.
7.570% due 05/18/2012	11,150	10,400
Domtar, Inc.
7.875% due 10/15/2011	70	78
Duke Energy Field Services LLC
7.500% due 08/16/2005	6,780	6,878
El Paso CGP Co.
6.500% due 05/15/2006	4,293	4,347
7.750% due 06/15/2010	18,533	18,626
6.950% due 06/01/2028	8,730	7,639
El Paso Corp.
6.750% due 05/15/2009	6,400	6,272
8.050% due 10/15/2030	11,200	10,752
7.800% due 08/01/2031	63,375	59,889
7.750% due 01/15/2032	30,275	28,686
Enterprise Products Operating LP
6.650% due 10/15/2034	2,000	2,046
General Motors Corp.
7.200% due 01/15/2011	1,800	1,627
8.250% due 07/15/2023	225	195
8.375% due 07/15/2033	100	86
Hertz Corp.
8.250% due 06/01/2005	600	603
Hilton Hotels Corp.
7.625% due 05/15/2008	220	238
HJ Heinz Co.
6.189% due 12/01/2005 (a)	2,000	2,029
International Paper Co.
4.250% due 01/15/2009	1,800	1,777
6.750% due 09/01/2011	280	307
Jones Intercable, Inc.
7.625% due 04/15/2008	5,982	6,416
Kern River Funding Corp.
4.893% due 04/30/2018	15,222	15,148
Kinder Morgan, Inc.
6.500% due 09/01/2012	110	118
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (j)	757	745
MeadWestvaco Corp.
6.850% due 04/01/2012	290	324
Norfolk Southern Corp.
7.800% due 05/15/2027	80	100
Northwest Airlines Corp.
7.575% due 09/01/2020	306	310
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,738
Pemex Project Funding Master Trust
8.500% due 02/15/2008	1,800	1,961
9.375% due 12/02/2008	11,825	13,404
7.375% due 12/15/2014	29,920	32,089
9.250% due 03/30/2018	5,900	7,110
Qwest Corp.
9.125% due 03/15/2012	6,000	6,555
6.875% due 09/15/2033	9,880	8,571
Raytheon Co.
6.500% due 07/15/2005	19	19
6.150% due 11/01/2008	148	155
Rowan Cos., Inc.
5.880% due 03/15/2012	2,039	2,120
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,989
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	1,431	1,531
6.664% due 09/15/2013	3,252	3,527
TCI Communications, Inc.
7.250% due 08/01/2005	250	253
Time Warner, Inc.
7.750% due 06/15/2005	900	908
8.110% due 08/15/2006	1,200	1,258
Tyco International Group S.A.
6.375% due 06/15/2005	17,200	17,288
United Airlines, Inc.
11.080% due 03/26/2010 (j)	13,635	2,366
7.730% due 07/01/2010 (b)	19,140	17,635
8.390% due 01/21/2011 (b)	4,033	1,948
11.080% due 03/26/2011 (b)(j)	2,835	507
7.186% due 04/01/2011 (b)	687	644
6.071% due 03/01/2013 (b)	3,214	2,989
6.602% due 09/01/2013 (b)	4,124	3,939
10.020% due 03/22/2014 (b)	1,000	452
10.850% due 02/19/2015 (b)	1,000	375
10.125% due 03/22/2015 (b)	2,300	922
2.020% due 03/02/2049 (a)(b)	8,292	7,663
Univision Communications, Inc.
7.850% due 07/15/2011	5,517	6,295
USX Corp.
6.850% due 03/01/2008	1,520	1,617

42  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Waste Management, Inc.
7.000% due 10/15/2006	$1,600	$1,665
6.875% due 05/15/2009	1,300	1,400
7.375% due 08/01/2010	90	100
7.650% due 03/15/2011	467	528
Weyerhaeuser Co.
6.750% due 03/15/2012	200	220

		438,669

Utilities 19.5%

AT&T Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,064
7.875% due 03/01/2011	557	634
BellSouth Corp.
4.119% due 04/26/2005 (a)	3,500	3,502
British Telecom PLC
8.375% due 12/15/2010	350	407
Carolina Power & Light Co.
6.800% due 08/15/2007	156	164
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	3,400	3,446
Cincinnati Gas & Electric Co.
6.900% due 06/01/2025	2,821	3,208
Cingular Wireless LLC
6.500% due 12/15/2011	450	485
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	11,500	12,708
Columbus Southern Power Co.
6.600% due 03/01/2033	720	805
Dayton Power & Light Co.
5.125% due 10/01/2013	5,567	5,587
Dominion Resources, Inc.
7.625% due 07/15/2005	13,216	13,377
3.094% due 05/15/2006 (a)	3,000	3,008
DTE Energy Co.
6.450% due 06/01/2006	325	334
El Paso Natural Gas Co.
8.375% due 06/15/2032	3,850	4,249
Entergy Arkansas, Inc.
5.400% due 05/01/2018	9,384	9,221
Entergy Gulf States, Inc.
3.600% due 06/01/2008	9,400	9,129
Entergy Mississippi, Inc.
4.350% due 04/01/2008	1,600	1,593
France Telecom S.A.
7.450% due 03/01/2006	5,700	5,878
8.000% due 03/01/2011	4,532	5,192
Georgia Power Co.
4.875% due 07/15/2007	250	254
GPU, Inc.
7.700% due 12/01/2005	175	179
MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	1,750	1,880
7.520% due 09/15/2008	350	381
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	1,030	1,038
7.750% due 05/15/2006	70	73
7.750% due 10/01/2008	70	77
Nisource Finance Corp.
7.625% due 11/15/2005	15,927	16,295
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,691
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	5,000	5,014
Pepco Holdings, Inc.
6.450% due 08/15/2012	1,000	1,077
PNPP II Funding Corp.
8.510% due 11/30/2006	168	172
9.120% due 05/30/2016	1,542	1,812
Potomac Electric Power Co.
6.250% due 10/15/2007	960	1,001
PPL Capital Funding Trust I
4.330% due 03/01/2009	3,300	3,213
Progress Energy, Inc.
7.100% due 03/01/2011	400	439
PSEG Power LLC
3.750% due 04/01/2009	2,500	2,410
6.950% due 06/01/2012	391	433
Public Service Co. of Colorado
7.875% due 10/01/2012	10,497	12,420
SBC Communications, Inc.
4.206% due 06/05/2021	5,100	5,109
South Carolina Electric & Gas
7.625% due 04/01/2025	115	118
Southern California Edison Co.
2.930% due 01/13/2006 (a)	2,700	2,705
Sprint Capital Corp.
7.125% due 01/30/2006	720	737
6.000% due 01/15/2007	23,510	24,178
6.125% due 11/15/2008	10,000	10,461
System Energy Resources, Inc.
5.129% due 01/15/2014	2,966	2,902
Tampa Electric Co.
6.875% due 06/15/2012	2,700	2,999
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	600	600
United Telecom, Inc.
6.890% due 07/01/2008 (j)	1,000	1,015
Virginia Electric & Power Co.
5.750% due 03/31/2006	900	915
5.375% due 02/01/2007	220	224
Vodafone Group PLC
7.750% due 02/15/2010	70	79

		189,896

Total Corporate Bonds & Notes (Cost $922,546)		925,615

U.S. GOVERNMENT AGENCIES 0.0%

Government National Mortgage Association
8.500% due 07/15/2030-08/15/2030 (d)	496	540

Total U.S. Government Agencies (Cost $512)		540

U.S. TREASURY OBLIGATIONS 0.1%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (e)(g)	602	632

Total U.S. Treasury Obligations (Cost $605)		632

MORTGAGE-BACKED SECURITIES 0.3%

Structured Asset Securities Corp.
3.150% due 10/25/2027 (a)	3,037	3,039

Total Mortgage-Backed Securities (Cost $3,037)		3,039

ASSET-BACKED SECURITIES 0.2%

Denver Arena Trust
6.940% due 11/15/2019	2,357	2,350

Total Asset-Backed Securities (Cost $2,091)		2,350

COMMON STOCKS 0.2%
	Shares

Devon Energy Corp.	33,898	1,619

Total Common Stocks (Cost $863)		1,619

CONVERTIBLE PREFERRED STOCK 1.4%

General Motors Corp.
6.250% due 07/15/2033	640,000	13,312

Total Convertible Preferred Stock (Cost $16,000)		13,312

PREFERRED SECURITY 0.0%

Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	258

Total Preferred Security (Cost $231)		258

SHORT-TERM INSTRUMENTS 1.8%

Commercial Paper 0.9%

UBS Finance, Inc.
2.830% due 04/01/2005	200	200
3.020% due 07/22/2005	8,800	8,715

		8,915

Repurchase Agreement 0.7%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.800% due 08/04/2005 valued at $6,717. Repurchase proceeds are $6,583.)	6,583	6,583

U.S. Treasury Bills 0.2%

2.687% due 05/05/2005-06/16/2005 (d)(f)(g)	2,020	2,010

Total Short-Term Instruments (Cost $17,511)		17,508

Total Investments (c) 98.8% (Cost $963,396)		$964,873

Written Options (h) (0.1%) (Premiums $529)		(547)

Other Assets and Liabilities (Net) 1.3%		12,114

Net Assets 100.0%		$976,440

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	As of March 31, 2005, portfolio securities with an aggregate market value of $8,739 were valued with reference to securities whose prices are more readily obtainable.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	Securities with an aggregate market value of $2,393 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar December Long Futures	12/2005	1,000	$(2,188)
U.S. Treasury 10-Year Note Short Futures	06/2005	283	(70)
U.S. Treasury 30-Year Bond Long Futures	06/2005	150	(97)

			$(2,355)

See accompanying notes  |  03.31.05  |  Annual Report  43

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

March 31, 2005

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$114.000	05/20/2005	300	$27	$5
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	400	111	12
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	113	25	9
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	400	111	162
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	113	25	23
Put - CBOT U.S. Treasury Note June Futures	109.000	05/20/2005	300	172	220

				$471	$431

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC Dow Jones CDX N.A.
IG3 Index Credit Default Swap	Citibank N.A.	0.400	%**	06/20/2005	$12,500	$5	$4
Put - OTC Dow Jones CDX N.A.
IG3 Index Credit Default Swap	Citibank N.A.	0.550	%*	06/20/2005	15,000	9	16
Put - OTC Dow Jones CDX N.A. IG3
Index Credit Default Swap	Citibank N.A.	0.475	%*	06/20/2005	12,500	9	30
Put - OTC Dow Jones CDX N.A. IG3
Index Credit Default Swap	Lehman Brothers, Inc.	0.550	%*	06/20/2005	60,000	35	66

						$58	$116

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.
**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(i)	Swap agreements outstanding at March 31, 2005:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.250%	03/20/2007	$5,000	$(2)
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%	09/20/2009	7,000	78
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	7,400	17
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	40,000	228
Credit Suisse First Boston	El Paso Corp. 7.000% due 05/15/2011	Sell	2.700%	04/30/2005	2,500	666
Credit Suisse First Boston	EnCana Corp. 4.750% due 10/15/2013	Sell	0.320%	03/20/2010	2,000	4
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2006 due 01/29/2033	Sell	0.350%	03/20/2010	1,800	1
Goldman Sachs & Co.	ConocoPhillips 4.750% due 10/15/2012	Sell	0.210%	03/20/2010	5,000	6
J.P. Morgan Chase & Co.	El Paso Corp. 7.000% due 05/15/2011	Buy	2.400%	05/01/2005	25,000	(124)
J.P. Morgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.030%	03/20/2006	45,000	(16)
J.P. Morgan Chase & Co.	Apache Corp. 6.250% due 04/15/2012	Sell	0.200%	03/20/2010	6,300	1
J.P. Morgan Chase & Co.	Halliburton Co. 5.500% due 10/15/2010	Sell	0.290%	03/20/2010	7,000	(2)
J.P. Morgan Chase & Co.	Occidental Petroleum Corp. 6.750% due 01/15/2012	Sell	0.250%	03/20/2010	7,000	1
J.P. Morgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%	06/20/2010	2,000	(2)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Buy	0.250%	03/20/2007	7,400	(11)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%	03/20/2010	5,000	11
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 7.250% due 03/02/2011	Sell	2.100%	09/20/2008	25,000	(1,943)
Merrill Lynch & Co., Inc.	Burlington Resources, Inc. 6.400% due 08/15/2011	Sell	0.280%	03/20/2010	5,000	10
Merrill Lynch & Co., Inc.	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Sell	0.320%	03/20/2010	5,000	(1)
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%	03/20/2010	5,000	19
Wachovia Bank N.A.	Ohio Edison Co. 5.450% due 05/01/2015	Sell	0.470%	03/20/2010	10,000	10

						$(1,049)

(j)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
Mazda Manufacturing Corp.	10.500	07/01/2008	03/28/2003	$825	$745	0.08%
United Airlines, Inc.	11.080	03/26/2010	03/21/2000	14,111	2,366	0.24
United Airlines, Inc.	11.080	03/26/2011	03/21/2000	2,990	507	0.05
United Telecom, Inc.	6.890	07/01/2008	06/25/2003	1,081	1,015	0.10

				$19,102	$4,633	0.47%

44  Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Mortgage Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 0.0%

Industrials 0.0%

Delta Air Lines, Inc.
7.379% due 05/18/2010	$1,219	$1,169

Total Corporate Bonds & Notes (Cost $1,219)		1,169

MUNICIPAL BONDS & NOTES 0.0%

Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,461
Louisiana Housing Finance Agency Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 2000
7.330% due 12/01/2030	170	181
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	1,765	1,861

Total Municipal Bonds & Notes (Cost $2,750)		3,503

U.S. GOVERNMENT AGENCIES 113.6%

Fannie Mae
0.000% due 06/25/2008-08/25/2022 (a)(e)	336	315
2.615% due 06/01/2023 (b)	98	100
2.915% due 09/22/2006 (b)	77,600	77,565
2.925% due 09/21/2006 (b)	76,000	75,964
2.960% due 07/25/2032 (b)	1,522	1,523
2.990% due 04/25/2035 (b)	21,629	21,647
2.996% due 08/01/2008 (b)	16,822	16,833
3.000% due 09/25/2012	6,599	6,564
3.021% due 05/01/2019 (b)	489	498
3.030% due 02/25/2033 (b)	1,795	1,798
3.073% due 04/01/2019 (b)	157	160
3.125% due 06/01/2017-07/01/2017 (b)(e)	99	99
3.127% due 03/01/2018 (b)	22	23
3.175% due 09/01/2017 (b)	491	491
3.234% due 04/18/2028 (b)	206	207
3.250% due 06/25/2029-06/25/2032 (b)(e)	6,699	6,712
3.270% due 03/01/2017-02/01/2018 (b)(e)	30	30
3.275% due 10/01/2023-09/01/2026 (b)(e)	49	49
3.284% due 10/18/2030 (b)	255	257
3.287% due 09/01/2040-12/01/2040 (b)(e)	1,261	1,292
3.300% due 12/25/2029 (b)	4	4
3.310% due 03/01/2025 (b)	66	68
3.316% due 07/01/2027 (b)	89	91
3.325% due 04/01/2025 (b)	87	90
3.344% due 02/01/2015-09/18/2027 (b)(e)	814	821
3.350% due 06/25/2030 (b)	1,548	1,561
3.360% due 07/01/2017-11/01/2017 (b)(e)	22	23
3.367% due 02/01/2026 (b)	32	33
3.368% due 10/01/2016-10/01/2031 (b)(e)	433	438
3.411% due 04/01/2030 (b)	493	507
3.414% due 04/01/2030 (b)	92	95
3.422% due 10/01/2028 (b)	329	337
3.460% due 05/01/2028 (b)	30	31
3.468% due 03/01/2024 (b)	52	54
3.500% due 11/01/2015-07/01/2026 (b)(e)	558	566
3.525% due 06/25/2022 (b)	3	3
3.544% due 08/01/2026 (b)	73	74
3.554% due 06/01/2019 (b)	14	14
3.566% due 11/01/2017 (b)	18	18
3.574% due 04/01/2032 (b)	70	72
3.577% due 02/01/2017 (b)	519	529
3.583% due 12/01/2017 (b)	294	294
3.611% due 03/01/2026 (b)	71	73
3.636% due 09/01/2027 (b)	11	12
3.665% due 11/01/2025 (b)	247	254
3.678% due 11/01/2025 (b)	327	336
3.689% due 04/01/2022 (b)	296	302
3.730% due 10/01/2016 (b)	103	103
3.754% due 05/01/2029 (b)	177	182
3.764% due 08/01/2029 (b)	184	186
3.775% due 04/25/2021 (b)	7	7
3.801% due 01/01/2027 (b)	171	175
3.802% due 05/01/2036 (b)	8,800	8,973
3.814% due 05/01/2027 (b)	534	549
3.830% due 09/01/2023 (b)	189	196
3.836% due 12/01/2026 (b)	29	30
3.909% due 05/01/2026 (b)	76	79
3.916% due 02/01/2027 (b)	300	308
3.975% due 05/25/2023	214	218
4.000% due 02/25/2009	25	25
4.019% due 11/01/2031 (b)	202	203
4.026% due 06/01/2029 (b)	45	45
4.043% due 05/01/2036 (b)	80	82
4.063% due 01/01/2026 (b)	55	56
4.073% due 02/01/2025 (b)	152	156
4.075% due 11/01/2026 (b)	129	131
4.100% due 12/01/2024 (b)	43	44
4.132% due 11/01/2026 (b)	81	83
4.151% due 11/01/2031 (b)	140	142
4.161% due 08/01/2024 (b)	14	15
4.172% due 06/01/2029 (b)	142	146
4.180% due 06/01/2019 (b)	9	9
4.198% due 05/01/2036 (b)	180	185
4.230% due 04/01/2030 (b)	9	10
4.250% due 03/01/2028 (b)	10	10
4.254% due 05/01/2036 (b)	60	61
4.331% due 09/01/2028 (b)	46	47
4.385% due 07/01/2024 (b)	48	50
4.402% due 09/01/2030 (b)	62	63
4.450% due 11/01/2023 (b)	20	21
4.500% due 04/21/2018-06/01/2025 (b)(e)	312,941	306,090
4.548% due 01/01/2028 (b)	39	40
4.710% due 08/25/2043	6,514	6,523
4.750% due 12/01/2023 (b)	266	274
4.805% due 01/01/2029 (b)	71	72
4.875% due 05/01/2019 (b)	16	16
4.885% due 02/01/2026 (b)	92	92
4.964% due 07/01/2024 (b)	34	35
4.985% due 12/01/2029 (b)	5	5
4.996% due 01/01/2024 (b)	28	28
5.000% due 03/01/2014-04/13/2035 (e)	3,684,278	3,675,607
5.095% due 02/01/2024 (b)	141	146
5.149% due 04/01/2033 (b)	74	75
5.171% due 02/01/2032 (b)	6,361	6,439
5.250% due 04/15/2005-05/25/2005 (c)(e)	26,576	107
5.259% due 12/01/2031 (b)	96	99
5.460% due 02/01/2030 (b)	1,364	1,369
5.500% due 01/01/2025-04/13/2035 (e)	2,983,344	2,988,347
5.585% due 09/01/2020 (b)	42	43
5.621% due 07/01/2032 (b)	496	503
5.750% due 07/01/2029 (b)	15	15
5.798% due 11/01/2024 (b)	8	8
5.800% due 11/01/2011 (b)	1,921	2,019
5.875% due 06/01/2017 (b)	8	8
5.936% due 11/01/2011	4,818	5,093
5.989% due 04/25/2020	44	44
6.000% due 08/25/2023-04/01/2035 (e)	1,216,344	1,242,377
6.130% due 08/01/2005 (b)	2,797	2,798
6.228% due 08/01/2029 (b)	30	31
6.250% due 12/25/2013	1,538	1,603
6.262% due 02/01/2009 (b)	16,322	16,776
6.270% due 09/25/2007	5,000	5,151
6.290% due 02/25/2029	1,500	1,624
6.300% due 06/25/2031-10/17/2038 (e)	4,755	4,788
6.350% due 06/25/2020 (b)	5,705	6,087
6.370% due 02/25/2013	4,855	5,080
6.390% due 05/25/2036	3,042	3,142
6.410% due 08/01/2016 (b)	1,011	1,105
6.450% due 05/01/2008-09/01/2016 (b)(e)	6,446	6,927
6.500% due 06/25/2008-09/25/2008 (c)(e)	52	2
6.500% due 09/01/2005-06/17/2038 (e)	63,228	65,910
6.650% due 08/25/2007	233	240
6.703% due 08/01/2028 (b)	1,478	1,619
6.750% due 11/01/2007	6	6
6.825% due 08/01/2009 (b)	4,546	4,878
6.850% due 12/18/2027	3,998	4,171
6.875% due 02/01/2018 (b)	300	304
6.900% due 09/01/2009 (b)	1,597	1,720
6.950% due 01/01/2030 (b)	394	405
7.000% due 04/25/2008-07/25/2008 (c)(e)	428	34
7.000% due 04/25/2008-09/01/2032 (e)	8,975	9,448
7.025% due 06/01/2007	383	395
7.036% due 08/01/2030 (b)	306	314
7.040% due 03/01/2007	115	119
7.250% due 02/01/2009-10/01/2011 (e)	40	42
7.261% due 03/01/2030 (b)	595	602
7.400% due 10/01/2006 (b)	1,815	1,875
7.491% due 08/01/2014 (b)	10	10
7.500% due 12/01/2012-01/01/2032 (e)	10,112	10,706
7.530% due 01/01/2009 (b)	1,293	1,398
7.659% due 05/01/2030 (b)	500	508
7.730% due 08/01/2021-01/01/2025 (b)(e)	5,520	6,304
7.750% due 02/01/2008	12	13
7.800% due 10/25/2022-06/25/2026 (e)	722	769
8.000% due 02/01/2007-08/01/2030 (e)	93	98
8.200% due 04/25/2025	2,370	2,530
8.500% due 04/01/2008-11/01/2017 (e)	577	617
8.750% due 11/25/2019	120	129
9.000% due 05/25/2022-06/25/2022 (c)(e)	103	20
9.000% due 03/01/2010-06/01/2027 (e)	808	853
9.020% due 06/25/2032 (b)	882	938
9.250% due 05/01/2010	13	14
9.500% due 11/01/2010-04/01/2025 (e)	1,665	1,833
10.000% due 04/01/2020	49	56
15.500% due 10/01/2012	3	3
15.750% due 12/01/2011	1	1
39.670% due 08/25/2020 (c)	0	4
510.000% due 09/25/2019 (c)	1	13
Farmer Mac
6.752% due 01/25/2013 (b)	3,115	2,926
8.424% due 04/25/2030 (b)	1,523	1,497

See accompanying notes  |  03.31.05  |  Annual Report  45

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
Federal Housing Administration
6.875% due 12/01/2016	$480	$477
6.896% due 07/01/2020 (b)	517	513
7.350% due 01/01/2031 (b)	3,498	3,492
7.400% due 02/01/2021	1,066	1,069
7.430% due 07/01/2018-07/01/2024 (e)	13,555	13,671
7.450% due 05/01/2021	224	226
7.500% due 12/01/2030-09/01/2034 (e)	2,039	2,056
7.590% due 12/01/2017	3,340	3,367
Freddie Mac
0.000% due 01/15/2009 (a)	154	145
1.487% due 12/15/2023 (b)(c)	481	21
2.750% due 03/01/2017 (b)	24	25
2.875% due 01/01/2017 (b)	22	22
2.970% due 07/25/2031 (b)	57	57
2.975% due 05/25/2031 (b)	1,129	1,129
2.990% due 09/25/2031 (b)	166	166
3.000% due 12/25/2032 (b)	96	96
3.010% due 03/15/2031 (b)	1,306	1,308
3.160% due 12/15/2029 (b)	590	594
3.185% due 10/01/2023 (b)	2,776	2,808
3.232% due 07/01/2030 (b)	503	503
3.250% due 04/01/2018 (b)	46	48
3.260% due 11/15/2030-12/15/2031 (b)(e)	539	543
3.262% due 03/15/2024-09/15/2026 (b)(e)	1,095	1,098
3.275% due 05/01/2017-09/01/2018 (b)(e)	640	642
3.310% due 02/15/2028-03/15/2032 (b)(e)	478	482
3.313% due 05/15/2023 (b)	6	6
3.360% due 03/15/2032 (b)	21	22
3.384% due 06/01/2022 (b)	14	15
3.500% due 12/01/2018-07/15/2032 (e)	560	549
3.506% due 03/01/2027 (b)	72	74
3.525% due 08/01/2018 (b)	153	153
3.542% due 10/01/2024 (b)	142	146
3.564% due 05/01/2025 (b)	207	212
3.625% due 04/01/2019-05/01/2023 (b)(e)	62	63
3.674% due 11/01/2027 (b)	316	324
3.675% due 07/01/2027 (b)	393	408
3.685% due 07/01/2029 (b)	454	471
3.737% due 09/01/2028 (b)	157	160
3.746% due 06/01/2022 (b)	76	77
3.777% due 02/01/2029 (b)	980	1,015
3.780% due 11/01/2029 (b)	5,075	5,257
3.793% due 08/01/2027 (b)	71	73
3.797% due 08/15/2032 (b)	3,142	3,121
3.801% due 12/01/2029 (b)	1,592	1,647
3.853% due 09/01/2024 (b)	74	76
3.875% due 07/01/2018-07/01/2019 (b)(e)	144	145
3.876% due 07/01/2019 (b)	19	19
3.883% due 07/01/2019-08/01/2030 (b)(e)	401	404
3.900% due 07/01/2028 (b)	2,553	2,627
3.911% due 11/01/2027-08/01/2029 (b)(e)	1,106	1,138
3.923% due 11/01/2027 (b)	91	94
3.960% due 04/01/2025 (b)	44	45
3.985% due 02/01/2031 (b)	54	55
3.997% due 06/01/2024 (b)	94	96
4.000% due 12/15/2012	1,189	1,189
4.074% due 09/01/2026 (b)	728	747
4.125% due 02/01/2017-10/01/2024 (b)(e)	435	446
4.132% due 10/01/2018 (b)	35	35
4.165% due 02/01/2027 (b)	782	807
4.207% due 01/01/2029 (b)	53	54
4.234% due 10/01/2023 (b)	200	204
4.245% due 08/01/2031 (b)	162	167
4.247% due 11/01/2028 (b)	91	93
4.295% due 01/01/2028 (b)	304	312
4.374% due 03/01/2033 (b)	490	490
4.423% due 12/01/2026 (b)	67	70
4.450% due 05/01/2019 (b)	20	20
4.674% due 05/01/2032	312	316
4.695% due 04/01/2030 (b)	29	30
4.830% due 05/01/2032 (b)	5,676	5,813
4.971% due 09/01/2027 (b)	153	155
5.000% due 06/15/2013-06/01/2034 (e)	465,372	458,052
5.333% due 04/01/2031 (b)	22	23
5.500% due 02/15/2016-04/15/2034 (e)	105,197	105,562
5.643% due 11/01/2031 (b)	39	40
5.770% due 03/01/2032 (b)	492	500
5.891% due 08/01/2031 (b)	20	21
5.948% due 03/01/2029 (b)	291	295
5.971% due 05/01/2032 (b)	4,198	4,361
6.000% due 09/01/2006-11/01/2033 (e)	23,364	23,888
6.066% due 09/01/2027 (b)	128	132
6.137% due 05/01/2032 (b)	751	775
6.250% due 12/15/2028	2,670	2,733
6.500% due 10/15/2013-01/15/2023 (c)(e)	380	29
6.500% due 12/17/2022-07/15/2031 (e)	22,941	23,782
7.000% due 07/18/2008-10/25/2023 (c)(e)	279	33
7.000% due 09/01/2006-12/01/2032 (e)	4,115	4,281
7.106% due 10/01/2027 (b)	94	96
7.450% due 03/25/2022	87	88
7.500% due 8/15/2029 (c)	68	13
7.500% due 01/01/2008-07/01/2031 (e)	5,401	5,605
7.645% due 05/01/2025	1,390	1,544
7.829% due 07/01/2030 (b)	8	8
8.000% due 05/01/2008-09/01/2030 (e)	282	302
8.250% due 06/01/2008-12/01/2008 (e)	51	52
8.500% due 06/01/2006-08/01/2027 (e)	856	894
9.000% due 12/15/2020-02/15/2021 (e)	1,072	1,073
9.050% due 06/15/2019	180	180
9.500% due 12/15/2020-06/01/2021 (e)	677	683
10.000% due 10/01/2005	2	2
10.250% due 05/01/2009	1	1
10.750% due 09/01/2009-05/01/2010 (e)	3	3
Government National Mortgage Association
2.750% due 02/20/2032 (b)	676	678
3.000% due 10/20/2028-11/20/2028 (b)(e)	464	469
3.020% due 02/16/2032 (b)	573	573
3.120% due 01/16/2031 (b)	98	98
3.200% due 06/20/2032 (b)	1,239	1,245
3.220% due 06/16/2031 (b)	1,459	1,468
3.250% due 01/20/2028-03/20/2030 (b)(e)	2,832	2,863
3.270% due 10/16/2030 (b)	207	208
3.320% due 02/16/2030 (b)	1,816	1,832
3.370% due 12/16/2025 (b)	1,656	1,672
3.375% due 04/20/2017-02/20/2031 (b)(e)	62,227	63,188
3.420% due 02/16/2030 (b)	237	240
3.470% due 02/16/2030 (b)	235	238
3.500% due 08/20/2027-11/20/2030 (b)(e)	3,917	3,958
3.750% due 08/20/2017-09/20/2027 (b)(e)	6,014	6,096
3.875% due 04/20/2019 (b)	58	59
4.000% due 12/20/2029 (b)	1,107	1,124
4.125% due 10/20/2018-01/20/2030 (b)(e)	15,734	16,006
4.625% due 10/20/2025-12/20/2027 (b)(e)	512	523
5.000% due 04/20/2030 (b)	91	92
5.125% due 11/20/2020 (b)	11	11
5.500% due 11/15/2028-01/15/2035 (e)	420,497	424,324
6.000% due 12/15/2008-12/15/2033 (e)	85,119	87,674
6.250% due 03/16/2029	5,000	5,198
6.500% due 05/15/2009-06/01/2032 (e)	7,858	8,181
6.892% due 03/16/2041 (b)	4,184	4,590
7.000% due 09/15/2012-02/16/2029 (e)	3,399	3,573
7.270% due 12/15/2040	1,764	1,904
7.500% due 12/15/2022-11/15/2031 (e)	5,781	6,091
7.750% due 10/15/2025	22	24
8.000% due 08/15/2005-09/20/2031 (e)	7,065	7,735
8.500% due 06/15/2017-03/20/2031 (e)	2,555	2,779
9.000% due 09/15/2006-08/20/2030 (e)	448	494
9.500% due 12/15/2021	113	125
Small Business Administration
6.344% due 08/01/2011	1,333	1,391
6.640% due 02/10/2011	2,079	2,184
7.190% due 12/01/2019	683	735
7.220% due 11/01/2020	2,062	2,235
7.449% due 08/01/2010	2,254	2,408
8.017% due 02/10/2010	234	252

Total U.S. Government Agencies (Cost $10,013,990)		10,008,914

MORTGAGE-BACKED SECURITIES 8.7%

American Southwest Financial Securities Corp.
7.248% due 11/25/2038	978	1,046
Asset Securitization Corp.
6.920% due 02/14/2029	1,314	1,344
Banc of America Large Loan
3.010% due 11/15/2015 (b)	8,100	8,110
Bank of America Mortgage Securities
4.250% due 04/25/2034	551	551
Bank of America Mortgage Securities, Inc.
6.500% due 10/25/2019	663	684
5.399% due 05/20/2032 (b)	2,390	2,415
6.513% due 07/25/2032 (b)	262	265
5.579% due 10/20/2032 (b)	2,423	2,443
5.000% due 02/25/2033	95	95
Bear Stearns Adjustable Rate Mortgage Trust
4.005% due 11/25/2030 (b)	57	57
5.272% due 10/25/2032 (b)	1,793	1,795
5.348% due 02/25/2033 (b)	239	241
Bear Stearns Alt-A Trust
3.350% due 01/25/2033 (b)	4,088	4,068
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	178	180
7.000% due 05/20/2030	2,058	2,367
5.910% due 02/14/2031	127	130
Bear Stearns Mortgage Securities, Inc.
4.066% due 06/25/2030 (b)	346	354

46  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Capstead Securities Corp.
3.210% due 02/25/2025 (b)	$7,095	$7,078
Citicorp Mortgage Securities, Inc.
5.375% due 12/01/2019 (b)	121	121
6.500% due 02/25/2024	1,444	1,490
CMC Securities Corp.
7.250% due 11/25/2027	3	3
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (a)	10	9
Commercial Mortgage Pass-Through Certificates
3.030% due 09/15/2014 (b)	3,800	3,787
2.980% due 07/15/2015 (b)	3,226	3,230
3.010% due 07/15/2015 (b)	5,000	5,008
2.990% due 03/15/2020 (b)	19,300	19,306
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	1,206	1,204
3.250% due 02/25/2033 (b)	2,097	2,099
3.060% due 05/25/2035 (b)	11,000	10,958
3.100% due 05/25/2035 (b)	2,970	2,964
Countrywide Home Loan Mortgage Pass-Through Trust
3.924% due 08/25/2033	1,025	1,023
3.180% due 02/25/2035 (b)	7,323	7,331
3.160% due 03/25/2035 (b)	34,029	34,051
3.170% due 03/25/2035 (b)	37,291	37,337
3.170% due 03/25/2035 (b)	17,535	17,543
Countrywide Home Loans, Inc.
6.174% due 07/19/2031 (b)	84	86
4.964% due 09/19/2032 (b)	998	995
4.250% due 05/25/2033	8,710	8,697
3.120% due 04/25/2034 (b)	1,729	1,716
3.130% due 08/25/2034 (b)	1,752	1,750
CS First Boston Mortgage Securities Corp.
9.000% due 04/25/2031	285	284
6.074% due 04/25/2032 (b)	50	51
3.240% due 05/25/2032 (b)	1,993	1,990
6.246% due 06/25/2032 (b)	196	197
1.585% due 08/25/2033 (b)	1,338	1,325
7.290% due 09/15/2041	65	71
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,800	1,888
7.340% due 10/10/2032	5,750	6,358
DLJ Mortgage Acceptance Corp.
4.448% due 11/25/2023 (b)	97	97
5.175% due 05/25/2024 (b)	39	39
6.206% due 10/25/2024 (b)	115	115
Fairfax Funding Trust
6.483% due 04/02/2013	250	262
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	598
8.970% due 02/18/2020	4,000	405
7.130% due 05/18/2026 (b)	108	109
Fifth Third Mortgage Loan Trust
5.323% due 11/19/2032 (b)	1,201	1,192
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	30	29
4.177% due 09/25/2033	605	602
First Nationwide Trust
6.500% due 05/19/2029	224	223
6.750% due 08/21/2031	2,358	2,387
3.450% due 09/25/2031 (b)	14	14
First Republic Mortgage Loan Trust
3.160% due 11/15/2031 (b)	24,879	25,093
3.438% due 11/15/2031 (b)	4,088	4,145
3.110% due 08/15/2032 (b)	66,337	66,377
GMAC Commercial Mortgage Securities, Inc.
7.151% due 12/15/2016	5,704	5,918
6.420% due 05/15/2035	734	774
Government Lease Trust
6.390% due 05/18/2007	4,300	4,411
4.000% due 05/18/2011	4,400	4,185
4.000% due 05/18/2011	1,000	945
6.480% due 05/18/2011	12,000	12,764
Granite Mortgages PLC
2.750% due 07/20/2017 (b)	1,970	1,970
GS Mortgage Securities Corp.
6.624% due 05/03/2018	14,400	15,853
6.044% due 08/15/2018 (b)	11,130	11,646
GSRPM Mortgage Loan Trust
3.250% due 11/25/2031 (b)	14,327	14,375
Harborview Mortgage Loan Trust
2.890% due 04/19/2035 (b)	25,200	25,212
Holmes Financing PLC
3.960% due 07/15/2040 (b)	11,750	11,822
Homeside Mortgage Securities Trust
2.860% due 01/20/2027 (b)	65	64
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031	4,341	4,374
6.500% due 04/25/2032	801	815
Indymac Adjustable Rate Mortgage Trust
6.701% due 01/25/2032 (b)	95	96
Indymac Index Mortgage Loan Trust
3.074% due 03/25/2035 (b)	18,000	18,011
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (c)	132	32
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	150	157
LB Mortgage Trust
8.407% due 01/20/2017 (b)	5,784	6,216
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	229	233
6.133% due 12/15/2030	470	503
Lehman Brothers Floating Rate Commercial
Mortgage Trust
4.480% due 11/19/2012 (b)	14,253	14,271
Long Beach Mortgage Loan Trust
4.000% due 06/25/2033 (c)	34,500	176
MASTR Asset Securitization Trust
6.000% due 04/25/2005 (c)	9,673	7
5.500% due 09/25/2033	9,878	9,817
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (b)	8,035	8,048
3.690% due 11/15/2031 (b)	869	884
Merrill Lynch Mortgage Investors, Inc.
6.484% due 06/15/2021 (b)	518	524
0.670% due 04/25/2028 (b)(c)	9,300	103
3.761% due 01/25/2029 (b)	4,000	4,277
Merrill Lynch Mortgage Trust
86.600% due 09/20/2020 (c)	0	2
1.916% due 07/12/2034 (c)	81,313	4,217
Morgan Stanley Dean Witter Capital I, Inc.
7.500% due 07/15/2010	11,769	12,113
2.950% due 04/15/2016 (b)	3,583	3,589
4.570% due 12/18/2032	283	284
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	4,623	4,863
Nationslink Funding Corp.
3.120% due 11/10/2030 (b)	1,042	1,046
6.654% due 11/10/2030	18,942	19,325
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	691	721
Ocwen Residential MBS Corp.
6.842% due 06/25/2039 (b)	1,329	1,046
PNC Mortgage Securities Corp.
7.520% due 07/15/2008	372	391
6.750% due 10/25/2028	4,487	4,480
Prime Mortgage Trust
5.000% due 02/25/2034 (b)	80	80
Prudential Home Mortgage Securities
6.500% due 07/25/2008	1,318	1,316
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	176	177
RMF Commercial Mortgage Pass-Through Certificates
6.715% due 01/15/2019 (b)	2,320	2,399
SACO I, Inc.
3.000% due 02/25/2028 (b)	13,749	13,743
3.280% due 09/25/2040 (b)	171	172
Salomon Brothers Mortgage Securities VII, Inc.
4.084% due 11/25/2022 (b)	33	31
Sequoia Mortgage Trust
3.200% due 10/19/2026 (b)	670	671
3.230% due 10/20/2027 (b)	24,812	24,916
3.190% due 06/20/2032 (b)	1,142	1,141
3.150% due 08/20/2032 (b)	2,416	2,417
3.200% due 07/20/2033 (b)	10,830	10,777
SLH Mortgage Trust
9.600% due 03/25/2021	22	22
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (b)	1,000	1,078
Structured Adjustable Rate Mortgage Loan Trust
3.340% due 06/25/2034 (b)	5,000	5,025
Structured Asset Mortgage Investments, Inc.
4.077% due 05/25/2022 (b)	3,953	3,924
6.489% due 06/25/2029 (b)	41	41
6.686% due 02/25/2030 (b)	258	259
6.750% due 05/02/2030	572	574
3.180% due 09/19/2032 (b)	43,157	42,971
3.200% due 03/19/2033 (b)	15,174	15,207
1.000% due 04/25/2035 (b)	10,700	10,707
Structured Asset Securities Corp.
7.500% due 07/25/2016	50	50
3.150% due 10/25/2027 (b)	2,052	2,053
3.330% due 03/25/2031 (b)	367	371
7.000% due 11/25/2031	286	286
6.250% due 01/25/2032	3,084	3,163
6.127% due 02/25/2032 (b)	15	15
3.350% due 07/25/2032 (b)	610	611
6.150% due 07/25/2032 (b)	44	44
3.500% due 08/25/2032 (b)	1,483	1,484
6.375% due 08/25/2032	1,950	2,004
3.140% due 01/25/2033 (b)	28	28
3.900% due 01/25/2033 (b)	7,000	7,012
2.970% due 03/25/2035 (b)	2,908	2,910
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	79	81
Vendee Mortgage Trust
6.500% due 03/15/2029	3,850	3,919
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (b)	7,208	7,206
4.397% due 11/25/2030 (b)	3,698	3,716
5.460% due 08/25/2032 (b)	1,801	1,805
5.131% due 10/25/2032 (b)	127	128
6.500% due 10/25/2032	11,741	11,942
5.750% due 12/25/2032	60	60
3.188% due 07/25/2034 (b)	3,798	3,803
3.387% due 12/25/2040 (b)	1,882	1,871
3.422% due 06/25/2042 (b)	1,524	1,539
3.286% due 08/25/2042 (b)	2,297	2,336
2.960% due 12/25/2044 (b)	34,184	34,261

Total Mortgage-Backed Securities (Cost $770,610)		768,688

ASSET-BACKED SECURITIES 15.7%

ABFS Mortgage Loan Trust
4.000% due 09/15/2005 (c)	17,000	253
6.285% due 06/15/2033	2,000	2,047
ACE Securities Corp.
3.550% due 08/25/2030 (b)	168	168
3.500% due 08/25/2032 (c)	33,650	24
Advanta Mortgage Loan Trust
3.225% due 11/25/2029 (b)	181	181
Advanta Revolving Home Equity Loan Trust
3.100% due 02/25/2025 (b)	157	158

See accompanying notes  |  03.31.05  |  Annual Report  47

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
Aegis Asset Backed Securities Trust
3.250% due 05/25/2033 (b)	$15,098	$15,183
AFC Home Equity Loan Trust
3.260% due 06/24/2029 (b)	1,570	1,579
3.400% due 09/25/2029	99	99
Alliance Laundry Equipment Receivables Trust
3.210% due 05/15/2009 (b)	1,657	1,657
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (b)	444	445
3.260% due 03/25/2033 (b)	4,551	4,573
3.100% due 09/25/2034 (b)	1,765	1,767
3.290% due 09/25/2034 (b)	10,613	10,631
2.990% due 01/25/2035 (b)	8,590	8,588
2.950% due 04/25/2035 (b)	2,000	1,999
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (b)	130	130
3.200% due 10/25/2031 (b)	1,423	1,428
3.120% due 06/25/2032 (b)	236	236
3.140% due 07/25/2032 (b)	3,308	3,319
AMRESCO Residential Securities Corp. Mortgage Loan Trust
3.405% due 06/25/2027 (b)	2,458	2,460
3.345% due 06/25/2028 (b)	497	497
3.270% due 09/25/2028 (b)	3,359	3,362
3.790% due 06/25/2029 (b)	954	955
Asset-Backed Funding Certificates
3.530% due 07/25/2033 (b)	2,000	2,021
Asset-Backed Securities Corp. Home Equity Loan Trust
3.070% due 06/15/2031 (b)	332	334
3.510% due 08/15/2032 (b)	5,000	5,012
Bank One Heloc Trust
3.110% due 04/20/2020 (b)	928	930
Bayview Financial Acquisition Trust
3.200% due 04/28/2045 (b)	31,912	31,988
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (c)	17,000	281
3.030% due 03/25/2024 (b)	1,090	1,091
3.025% due 06/25/2031 (b)	21,563	21,575
3.450% due 10/25/2032 (b)	1,344	1,350
3.500% due 02/25/2034 (b)	2,500	2,521
3.140% due 10/25/2034 (b)	6,545	6,559
3.600% due 11/25/2042 (b)	5,150	5,208
3.020% due 12/25/2042 (b)	3,832	3,831
3.050% due 06/15/2043 (b)	1,341	1,343
Block Mortgage Finance, Inc.
3.290% due 12/25/2028 (b)	81	80
CDC Mortgage Capital Trust
3.550% due 08/25/2032 (b)	4,342	4,354
5.250% due 08/25/2032 (c)	7,317	91
3.140% due 01/25/2033 (b)	1,248	1,249
3.220% due 08/25/2033 (b)	23	23
3.200% due 10/25/2033 (b)	5,185	5,208
Centex Home Equity
3.000% due 04/25/2020 (b)	3,075	3,075
3.000% due 07/25/2028 (b)	3,989	3,992
3.150% due 01/25/2032 (b)	336	336
3.700% due 01/25/2032 (b)	5,046	5,076
3.130% due 06/25/2033 (b)	14,619	14,641
3.130% due 01/25/2034 (b)	2,502	2,504
Champion Home Equity Loan Trust
6.710% due 09/25/2029	546	546
Charming Shoppes Master Trust
3.140% due 05/15/2014 (b)	6,000	5,984
Chase Credit Card Master Trust
2.870% due 01/15/2008	5,750	5,755
3.200% due 06/15/2009 (b)	2,000	2,011
Chase Funding Loan Acquisition Trust
3.090% due 04/25/2031 (b)	622	622
3.180% due 01/25/2033 (b)	3,232	3,240
Chase Funding Mortgage Loan Asset-Backed Certificates
3.180% due 11/25/2032 (b)	8,826	8,866
CIT Group Home Equity Loan Trust
3.500% due 12/25/2031 (b)	1,900	1,910
3.140% due 03/25/2033 (b)	1,940	1,946
3.120% due 06/25/2033 (b)	9,721	9,748
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (b)	823	824
3.160% due 05/25/2033 (b)	3,491	3,497
Citigroup Mortgage Loan Trust, Inc.
2.940% due 02/25/2014 (b)	15,458	15,472
Community Program Loan Trust
4.500% due 10/01/2018	1,548	1,545
Conseco Finance Corp.
3.180% due 12/15/2029 (b)	138	138
3.560% due 03/15/2030 (b)	7,983	7,994
3.510% due 07/15/2031 (b)	13,957	13,993
4.310% due 08/15/2033 (b)	2,050	2,091
7.500% due 08/15/2033 (c)	5,511	238
Conseco Finance Securitizations Corp.
8.200% due 02/01/2032	40,000	33,528
8.400% due 02/01/2032	7,000	1,144
7.970% due 05/01/2032	15,700	12,864
Countrywide Asset-Backed Certificates
2.960% due 08/25/2023 (b)	785	786
2.910% due 05/25/2032 (b)	4,866	4,870
3.110% due 05/25/2032 (b)	279	279
3.300% due 06/25/2033 (b)	3,179	3,184
3.190% due 03/25/2034 (b)	745	747
3.000% due 12/25/2034 (b)	1,766	1,767
3.000% due 12/25/2034 (b)	4,179	4,182
Credit-Based Asset Servicing & Securitization LLC
3.190% due 08/25/2029 (b)	2,081	2,084
3.480% due 06/25/2032 (b)	2,166	2,181
3.190% due 12/15/2039 (b)	7,057	7,066
CS First Boston Mortgage Securities Corp.
3.600% due 04/25/2032 (b)	15,600	15,618
3.200% due 04/25/2034 (b)	23,245	23,259
3.530% due 05/25/2044 (b)	13,895	13,860
Delta Funding Home Equity Loan Trust
3.220% due 09/15/2029 (b)	53	53
Denver Arena Trust
6.940% due 11/15/2019	11,810	11,773
Embarcadero Aircraft Securitization Trust
2.440% due 08/15/2025 (b)(d)	9,100	3
3.290% due 08/15/2025 (b)	2,125	1,191
EMC Mortgage Loan Trust
3.220% due 05/25/2040 (b)	2,743	2,755
EQCC Home Equity Loan Trust
2.970% due 10/15/2027 (b)	120	121
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (b)	1,225	1,226
3.090% due 02/25/2034 (b)	3,349	3,355
Equity One ABS, Inc.
7.600% due 02/25/2032	4,181	4,267
2.960% due 07/25/2034 (b)	1,627	1,628
Fieldstone Mortgage Investment Corp.
3.140% due 01/25/2035 (b)	8,498	8,510
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (b)	173	173
2.950% due 06/25/2034 (b)	20,703	20,697
3.230% due 10/25/2034 (b)	55,509	55,783
First International Bank
3.390% due 04/15/2026 (b)	850	483
3.360% due 03/15/2027 (b)	9,870	6,839
First North American National Bank
3.130% due 07/17/2011 (b)	15,000	15,049
First Plus Home Loan Trust
7.670% due 05/10/2024	7,840	7,838
Fleet Credit Card Master Trust II
3.685% due 05/15/2008 (b)	30,500	30,505
FNF Funding X LLC
6.530% due 07/20/2007	294	284
Fremont Home Loan Trust
3.080% due 11/25/2034 (b)	19,927	19,957
3.010% due 03/25/2035 (b)	10,784	10,794
GMAC Mortgage Corp. Loan Trust
3.224% due 11/18/2025 (b)	752	753
3.090% due 01/25/2029 (b)	5,860	5,871
8.450% due 03/25/2030	299	302
Green Tree Financial Corp.
6.240% due 11/01/2016	6,862	7,006
8.000% due 07/15/2018	2,806	2,730
9.100% due 04/15/2020	3,278	3,646
7.400% due 06/15/2027	6,167	6,514
8.050% due 10/15/2027	924	988
7.550% due 01/15/2029	584	625
7.060% due 02/01/2031	7,000	5,834
GRMT II LLC
3.100% due 06/20/2032 (b)	177	177
3.440% due 06/20/2032 (b)	2,789	2,814
7.930% due 06/20/2032	4,916	5,065
GSRPM Mortgage Loan Trust
3.230% due 09/25/2042 (b)	10,628	10,687
Home Equity Mortgage Trust
4.700% due 11/25/2032 (b)	1,669	1,671
3.000% due 12/25/2034 (b)	3,913	3,916
2.970% due 07/25/2035 (b)	20,000	20,009
Household Mortgage Loan Trust
3.150% due 05/20/2032 (b)	10,400	10,428
3.500% due 05/20/2032 (b)	5,501	5,511
IMC Home Equity Loan Trust
7.520% due 08/20/2028	101	101
6.880% due 11/20/2028	1,872	1,893
Impac CMB Trust
3.230% due 03/25/2033 (b)	20,005	20,202
3.160% due 01/25/2034 (b)	12,301	12,321
Irwin Home Equity Loan Trust
3.220% due 02/25/2012 (b)	1,349	1,352
7.960% due 04/25/2026	3,519	3,535
3.370% due 06/25/2028 (b)	4,411	4,433
3.750% due 02/25/2029 (b)	3,000	3,059
3.140% due 06/25/2029 (b)	204	205
Irwin Low Balance Home Equity Loan Trust
3.225% due 06/25/2021 (b)	139	140
3.750% due 06/25/2021 (b)	1,185	1,192
IXIS Real Estate Capital Trust
2.960% due 06/25/2035 (b)	47,807	47,800
KeyCorp. Student Loan Trust
3.489% due 08/27/2025 (b)	1,710	1,720
Long Beach Mortgage Loan Trust
3.100% due 09/25/2031 (b)	52	52
3.130% due 07/25/2032 (b)	791	792
3.250% due 03/25/2033 (b)	1,962	1,964
3.170% due 06/25/2033 (b)	2,730	2,734
3.170% due 07/25/2033 (b)	9,249	9,271
3.150% due 02/25/2034 (b)	423	424
2.597% due 10/25/2034 (b)	18,717	18,733
Mellon Residential Funding Corp.
6.615% due 02/25/2021	26,476	26,818
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (b)	988	994
3.170% due 05/25/2033 (b)	273	273
3.210% due 11/25/2033 (b)	2,112	2,115
3.190% due 02/25/2034 (b)	2,365	2,368
2.950% due 12/25/2034 (b)	73	73
Mesa Trust Asset-Backed Certificates
3.250% due 12/25/2031 (b)	4,431	4,440
3.484% due 05/15/2033 (b)	1,016	966
3.984% due 05/15/2033 (b)	6,648	6,322

48  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Metropolitan Asset Funding, Inc.
3.310% due 04/25/2029 (b)	$52	$52
Mid-State Trust
8.330% due 04/01/2030	21,154	22,592
7.340% due 07/01/2035	1,524	1,612
7.400% due 07/01/2035	65	69
7.790% due 07/01/2035	87	92
6.340% due 10/15/2036	2,553	2,645
7.791% due 03/15/2038	3,514	3,851
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (b)	5,442	5,455
2.980% due 03/25/2034 (b)	9,347	9,353
3.000% due 11/25/2034 (b)	21,853	21,870
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (b)	161	163
Morgan Stanley Home Equity Loans
2.970% due 01/25/2035 (b)	19,398	19,411
New Century Home Equity Loan Trust
3.140% due 06/20/2031 (b)	527	528
3.200% due 09/20/2031 (b)	2,865	2,872
Nextcard Credit Card Master Note Trust
4.460% due 12/15/2006 (b)	5,300	3,872
Novastar Home Equity Loan
3.125% due 04/25/2028 (b)	720	720
3.110% due 09/25/2031 (b)	1,102	1,104
NPF XII, Inc.
2.232% due 10/01/2003 (b)(d)	49,000	3,842
2.532% due 10/01/2003 (d)	1,700	0
2.200% due 12/01/2003 (d)	13,800	1,082
2.270% due 03/01/2004 (b)(d)	4,000	0
2.285% due 11/01/2004 (b)(d)	6,000	0
2.462% due 11/01/2024 (d)	3,000	235
Oakwood Mortgage Investors, Inc.
3.185% due 03/15/2018 (b)	2,302	2,061
7.500% due 01/15/2021	4,000	4,109
Ocwen Mortgage Loan Asset-Backed Certificates
3.470% due 10/25/2029 (b)	65	65
Option One Mortgage Loan Trust
3.610% due 12/26/2029 (b)	95	95
3.150% due 01/25/2032 (b)	1,410	1,412
3.420% due 10/12/2032 (b)	27,625	27,883
3.100% due 10/25/2032 (b)	2,236	2,239
Origen Manufactured Housing
2.020% due 10/15/2013 (b)	6,882	6,833
7.650% due 03/15/2032	13,200	13,652
Preferred Credit Corp.
7.590% due 07/25/2026	1,134	1,131
Provident Bank Home Equity Loan Trust
3.070% due 04/25/2029 (b)	161	161
Quest Trust
3.500% due 09/24/2034 (b)	7,075	7,101
Renaissance Home Equity Loan Trust
3.000% due 11/25/2005 (c)	9,523	119
3.650% due 08/25/2032 (b)	3,000	3,017
3.350% due 12/25/2033 (b)	14,106	14,182
2.870% due 05/25/2035 (b)	8,295	8,295
Residential Asset Mortgage Products, Inc.
3.010% due 09/25/2013 (b)	8,225	8,231
3.020% due 08/25/2022 (b)	4,791	4,795
2.960% due 12/25/2022 (b)	4,935	4,938
2.940% due 12/25/2023 (b)	13,240	13,247
8.000% due 03/25/2030	182	183
8.360% due 06/25/2030	5,892	5,920
8.000% due 09/25/2030	8,715	8,850
3.100% due 01/25/2033 (b)	13,604	13,621
2.960% due 01/25/2035 (b)	2,088	2,090
1.394% due 11/25/2042 (b)	18,476	18,070
Residential Asset Securities Corp.
2.970% due 08/25/2013 (b)	16,716	16,726
3.000% due 09/25/2020	2,537	2,539
2.970% due 06/25/2025 (b)	1,287	1,288
3.400% due 09/25/2031 (b)	19,830	19,899
2.970% due 01/25/2032 (b)	12,272	12,279
3.150% due 06/25/2032 (b)	209	210
3.100% due 07/25/2032 (b)	14,301	14,340
3.090% due 03/25/2034 (b)	890	891
Residential Funding Mortgage Securities II, Inc.
11.000% due 09/25/2005 (c)	3,000	86
2.950% due 03/25/2018 (b)	2,881	2,882
7.850% due 12/25/2024	3,758	3,775
8.350% due 03/25/2025	752	763
Residential Mortgage Loan Trust
4.350% due 09/25/2029 (b)	819	821
Salomon Brothers Mortgage Securities VII, Inc.
6.930% due 08/25/2028	1,354	1,388
3.500% due 10/25/2028 (b)	1,709	1,711
4.310% due 11/15/2029 (b)	14,600	14,634
3.750% due 01/25/2032 (b)	3,464	3,482
Saxon Asset Securities Trust
5.250% due 05/25/2005 (c)	10,352	45
3.100% due 03/25/2032 (b)	2,393	2,399
3.190% due 12/26/2034 (b)	14,660	14,710
3.010% due 08/25/2035 (b)	11,885	11,896
Sears Credit Account Master Trust
6.450% due 11/17/2009	800	808
3.340% due 10/18/2011 (b)	30,500	30,699
SLM Student Loan Trust
2.690% due 07/25/2006 (b)	11,203	11,208
3.060% due 03/15/2013 (b)	884	885
3.250% due 07/25/2016 (b)	17,907	18,035
SMS Student Loan Trust
3.439% due 10/27/2025 (b)	874	876
Soundview Home Equity Loan Trust
3.160% due 05/25/2030 (b)	2,310	2,315
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (b)	4,867	4,869
SSB RV Trust
4.740% due 02/15/2013	183	183
Structured Asset Investment Loan Trust
3.100% due 07/25/2033 (b)	9,201	9,211
Structured Asset Securities Corp.
3.250% due 05/25/2034 (b)	16,001	16,082
2.970% due 06/25/2034 (b)	315	315
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	258	261
TMI Home Loan Trust
7.560% due 06/25/2024	262	241
Triton Aviation Finance
4.239% due 06/15/2025 (b)(d)	4,500	5
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,592
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	198	211

Total Asset-Backed Securities (Cost $1,467,386)		1,372,654

SHORT-TERM INSTRUMENTS 32.8%

Certificates of Deposit 5.4%
Bank of America, N.A.
2.480% due 04/06/2005	32,400	32,400
2.610% due 04/20/2005	700	700
2.770% due 06/09/2005	12,300	12,300
Citibank New York N.A.
2.965% due 06/17/2005	172,000	172,000
2.985% due 06/22/2005	35,600	35,600
Wells Fargo & Co.
2.680% due 04/01/2005	54,400	54,400
Wells Fargo Financials
2.790% due 04/11/2005	164,300	164,300

		471,700

Commercial Paper 18.6%

Bank of Ireland
2.780% due 04/29/2005	100,000	99,784
Barclays U.S. Funding Corp.
2.960% due 06/17/2005	66,100	65,677
Fannie Mae
1.010% due 04/01/2005	10,000	10,000
2.390% due 04/15/2005	62,400	62,342
2.508% due 04/20/2005	6,500	6,491
2.580% due 04/27/2005	79,500	79,352
2.645% due 06/01/2005	43,500	43,282
2.640% due 06/02/2005	63,600	63,276
2.660% due 06/06/2005	36,400	36,202
2.604% due 06/08/2005	90,000	89,495
2.726% due 06/08/2005	145,000	144,186
2.675% due 06/13/2005	68,100	67,688
2.875% due 06/27/2005	176,600	175,312
2.990% due 08/08/2005	27,100	26,797
Federal Home Loan Bank
2.515% due 04/15/2005	300,000	299,685
Nordea North America, Inc.
2.955% due 06/22/2005	25,400	25,226
Spintab AB
3.110% due 08/23/2005	95,300	94,098
UBS Finance, Inc.
2.830% due 04/01/2005	65,700	65,700
Westpac Trust Securities NZ Ltd.
2.960% due 06/22/2005	87,200	86,603
3.035% due 07/22/2005	100,000	99,043

		1,640,239

Repurchase Agreements 8.7%

UBS Warburg LLC
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $271,339 and U.S. Treasury Strips 0.000% due 05/15/2009-11/15/2012 valued at $468,246. Repurchase proceeds are $700,049.)	700,000	700,000
State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500%-7.000% due 07/15/2005-08/15/2005 valued at $3,276; Federal Home Loan Bank 1.400%-1.640% due 06/17/2005-07/15/2005 valued at $60,479; and Fannie Mae 1.550%-7.000% due 07/07/2005-07/15/2005 valued at $562. Repurchase proceeds are $63,057.)	63,053	63,053

		763,053

U.S. Treasury Bills 0.1%

2.636% due 05/05/2005-06/16/2005 (e)(f)(h)	12,815	12,756

Total Short-Term Instruments (Cost $2,888,036)		2,887,748

Total Investments (g) 170.8% (Cost $15,143,991)		$15,042,676

Written Options (i) (0.0%) (Premiums $3,614)		(472)

Other Assets and Liabilities (Net) (70.8%)		(6,236,578)

Net Assets 100.0%		$8,805,626

See accompanying notes  |  03.31.05  |  Annual Report  49

Schedule of Investments (Cont.)

Mortgage Portfolio

March 31, 2005

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Principal only security.
(b)	Variable rate security.
(c)	Interest only security.
(d)	Security is in default.
(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(f)	Securities with an aggregate market value of $6,470 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $286,652 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $4,295 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	2,671	$(2,586)
U.S. Treasury 10-Year Note Long Futures	06/2005	213	(118)

			$(2,704)

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	674	$92	$21
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	674	314	274

				$406	$295

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.000	%**	10/31/2005	$111,000	$1,865	$156
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	7.000	%*	10/31/2005	111,000	1,343	21

						$3,208	$177

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.
**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.000%	06/15/2010	$75,800	$(1,158)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	128,800	1,636
Greenwich Capital Markets, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	76,700	(1,210)
Lehman Brothers, Inc.	3-month USD-LIBOR with 6.150% interest rate cap	Receive	Premium Amount of $2,211	10/01/2011	39,000	(1,604)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	8,800	112

						$(2,224)

Total Return Swaps

Counterparty	Receive total return	Pay	Expiration Date	Notional Amount	Unrealized (Depreciation)
Citibank N.A.	Lehman Commercial Mortgage-Backed Securities	Index1-month LIBOR less 0.350%	04/01/2005	$15,500	$(178)
Wachovia Bank N.A.	Lehman Commercial Mortgage-Backed Securities	Index1-month LIBOR less 0.400%	04/01/2005	16,450	(189)

					$(367)

(k)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Fannie Mae	5.000	04/18/2020	$1,380,000	$1,379,138	$1,380,863
Fannie Mae	5.000	04/13/2035	64,600	63,167	63,167
Fannie Mae	6.000	04/13/2035	551,000	563,225	562,505
Government National Mortgage Association	6.000	12/01/2099	67,500	69,335	69,354

				$2,074,865	$2,075,889

50  Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Municipal Sector Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS & NOTES 100.3%

Alaska 0.5%

Northern Tobacco Securitization Corp., Alaska Tobacco Settlement Revenue Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,534

Arizona 0.8%

Scottsdale, Arizona Preservation Authority Excise Tax Revenue Refunding Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2011	2,620	2,835

Arkansas 1.4%

Arkansas State General Obligation Bonds, Series 2001-A
5.250% due 08/01/2010	1,500	1,635
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 11/01/2011	410	437
5.000% due 11/01/2012	430	45
5.000% due 11/01/2013	450	476
University of Central Arkansas Revenue Bonds, (FGIC Insured), Series 2004-C
5.000% due 11/01/2010	410	443
5.000% due 11/01/2011	430	458
5.000% due 11/01/2012	450	476
5.000% due 11/01/2013	475	503

		4,883

California 8.3%

Association of Bay Area Governments Finance Authority Corp., California Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,136
California Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 10/01/2033	1,800	1,864
California State Economic Recovery General Obligation Bonds, Series 2004
5.250% due 07/01/2013	8,000	8,796
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	3,500	3,594
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,555
Norco, California Redevelopment Agency Tax Allocation Bonds, (RADIAN Insured), Series 2004
5.000% due 03/01/2032	1,000	1,005
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	900	945
Southern California Public Power Authority Transmission Project Revenue Bonds, (FGIC Insured), Series 1988
0.000% due 07/01/2014	8,155	5,620

		28,515

Colorado 1.4%

Adams & Arapahoe Counties, Colorado Joint School District No. 28J General Obligation Bonds, (FSA Insured), Series 2004
5.250% due 12/01/2011	2,250	2,472
Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	2,930	1,219
El Paso County, Colorado Single Family Mortgage Revenue Bonds, Series 1984
0.000% due 09/01/2015	2,000	1,256

		4,947

Connecticut 1.8%

University of Connecticut General Obligation Bonds, (MBIA Insured), Series 2004
7.510% due 01/15/2011 (a)	5,380	6,246

Florida 2.4%

Hillsborough County, Florida Utility Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 08/01/2011	3,250	3,610
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, (AMBAC Insured), Series 2002-B
0.000% due 10/01/2014	7,000	4,658

		8,268

Georgia 0.3%

Georgia State General Obligation Bonds, Series 2002-B
5.000% due 05/01/2020	1,000	1,060

Idaho 0.3%

Idaho Health Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2005
5.000% due 09/01/2035	1,000	1,001

Illinois 8.4%

Boone & Winnebago Counties, Illinois Community Unit School District No. 200 General Obligation Bonds, (FGIC Insured), Series 2003
0.000% due 01/01/2012	1,120	849
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	622
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	800	817
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (b)	5,965	4,769
Chicago, Illinois Neighborhood Alive 21 Program General Obligation Bonds, (AMBAC Insured), Series 1993
5.000% due 01/01/2012	5,000	5,390
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	3,612
Illinois Educational Facilities Authority Revenue Bonds, (FGIC Insured), Series 1993
5.750% due 07/01/2012	4,000	4,032
Illinois State General Obligation Bonds, Series 2003-A
5.000% due 10/01/2010	2,375	2,551
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,510	1,606
Lake Cook, Dane & McHenry Counties, Illinois Community Unit School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 12/01/2011	2,760	2,978
Sangamon County, Illinois School District No. 186 Springfield General Obligation Bonds, (FGIC Insured), Series 2004
0.000% due 10/01/2009	2,000	1,657

		28,883

Indiana 5.5%

Ball State University, Indiana University Revenue Bonds, (FSA Insured), Series 2004-L
5.500% due 07/01/2020	475	541
Fairfield School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2024	2,850	2,967
Indiana Bond Bank Revenue Bonds, (MBIA Insured), Series 2003-E
5.000% due 09/01/2025	2,000	2,067
Indiana Bond Bank Special Program Revenue Bonds (Whiting Sanitary District), (MBIA Insured), Series 2003-C
5.000% due 01/25/2016	1,320	1,406
Indiana State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 07/01/2030	1,475	1,518
Lawrence Township, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2004
5.000% due 01/15/2011	735	791
5.000% due 01/15/2012	425	459
5.000% due 01/15/2013	450	487
Merrillville, Indiana Multi School Building Corp. Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,056
Southmont, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/15/2011	445	485
5.250% due 01/15/2012	540	591
5.250% due 07/15/2012	475	521
Tri-Creek School Corp., Indiana School Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,793
5.000% due 07/15/2019	1,790	1,883
Wayne Township School Building Corp., Indiana Revenue Bonds, (FGIC Insured), Series 2003-B
5.000% due 07/15/2012	1,100	1,190

		18,755

Iowa 0.2%

Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	528

Kansas 2.0%

Kansas State Department of Transportation, State Highway Revenue Refunding Bonds, Series 2003
7.450% due 09/01/2011 (a)	5,000	5,854

See accompanying notes  |  03.31.05  |  Annual Report  51

Schedule of Investments (Cont.)

Municipal Sector Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
Sedgwick County, Kansas Unified School District No. 259 Wichita General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 09/01/2012	$750	$813

		6,667

Louisiana 2.8%

Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,560	2,532
8.033% due 11/15/2031 (a)	7,410	7,222

		9,754

Maine 0.3%

Maine Turnpike Authority Revenue Bonds, Series 2000
5.750% due 07/01/2028	1,000	1,102

Massachusetts 11.2%

Commonwealth of Massachusetts General Obligation Bonds, (FSA Insured), Series 2003
8.470% due 11/01/2010 (a)	7,500	9,054
Commonwealth of Massachusetts General Obligation Bonds, (MBIA Insured), Series 2004
7.470% due 08/01/2011 (a)	10,000	11,687
Massachusetts Bay Transportation Authority Revenue Bonds, (Massachusetts State Insured), Series 2000
7.490% due 03/01/2028 (a)	500	525
Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds, Series 2002-A
5.250% due 07/01/2016	4,930	5,414
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034	5,000	5,054
Massachusetts State General Obligation Bonds, (AMBAC Insured), Series 2004-A
5.500% due 08/01/2030	500	572
Massachusetts State General Obligation Bonds, Series 2005
5.000% due 03/01/2025	5,000	5,190
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	707
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	260

		38,463

Michigan 2.1%

Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	200	205
Michigan State Building Authority Revenue Bonds, (MBIA Insured), Series 2004
7.450% due 10/15/2020 (a)	4,953	5,494
Michigan State Clean Initiative Program General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,516

		7,215

Minnesota 1.7%

Minnesota State General Obligation Bonds, Series 2004
7.450% due 10/01/2009 (a)	5,175	5,953

Mississippi 0.8%

Mississippi Housing Finance Corp. Single Family Mortgage Purchase Revenue Bonds, Series 1983
0.000% due 06/01/2015	4,180	2,639

Nevada 0.6%

Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,157

New Hampshire 0.6%

New Hampshire Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,189

New Jersey 6.3%

New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	2,480	2,501
New Jersey State Educational Facilities Authority Revenue Bonds, (RADIAN Insured), Series 2004-A
5.250% due 07/01/2034	2,000	2,085
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	4,285	4,838
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.375% due 06/01/2032	8,000	8,201
New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2037	1,325	1,319
New Jersey Transportation Trust Fund Authority Revenue Bonds, (FGIC Insured), Series 2004-A
5.000% due 06/15/2009	2,500	2,669

		21,613

New York 12.7%

New York Municipal Water Finance Authority Revenue Bonds, Series 2005
5.000% due 06/15/2031 (a)	5,000	5,322
New York State Development Corp. Correctional & Youth Facilities Service Contract Revenue Bonds, Series 2003
5.250% due 01/01/2021	5,000	5,302
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 2004-A
5.250% due 08/15/2010	5,000	5,424
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
6.930% due 08/15/2022 (a)	750	778
New York State Dormitory Authority Revenue Bonds, (MBIA-IBC Insured), Series 2000
8.470% due 07/01/2025 (a)	1,500	1,637
New York State Thruway Authority Local Highway & Bridge Service Contract Revenue Bonds, Series 2003-A
5.000% due 03/15/2010	2,250	2,409
New York Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	10,000	10,839
New York, New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, (MBIA-IBC Insured), Series 2001-C
5.125% due 06/15/2033	4,090	4,245
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001
7.720% due 05/15/2029 (a)(e)	5,915	6,301
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
8.470% due 11/01/2024 (a)	1,000	1,166

		43,423

North Carolina 1.4%

North Carolina State General Obligation Bonds, Series 2001
7.670% due 09/01/2017 (a)	4,000	4,825

Ohio 1.1%

Columbus, Ohio School District, School Facilities Construction & Improvement General Obligation Bonds, Series 2003
5.000% due 12/01/2010	1,380	1,488
Franklin County, Ohio General Obligation Bonds, Series 2003
5.000% due 06/01/2011	2,150	2,326

		3,814

Pennsylvania 2.6%

Pennsylvania State General Obligation Bonds, Series 2001
7.089% due 12/01/2008 (a)	6,750	7,774
Pittsburgh, Pennsylvania Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
7.630% due 09/01/2021 (a)	1,000	1,077

		8,851

Puerto Rico 0.2%

Puerto Rico Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	787

Rhode Island 0.8%

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,736

South Carolina 1.8%

Charleston County, South Carolina Certificate of Participation Bonds, (MBIA Insured), Series 2004
5.000% due 06/01/2011	1,295	1,405
Lexington County, South Carolina Health Services District, Inc. Hospital Revenue Bonds, Series 2004
5.500% due 05/01/2037	1,500	1,572
South Carolina Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001-B
6.375% due 05/15/2030	3,000	3,082

		6,059

52  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
Tennessee 2.4%

Memphis, Tennessee Electrical System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 12/01/2012	$2,000	$2,170
7.450% due 12/01/2010 (a)	5,150	5,903

		8,073

Texas 10.7%

Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
7.430% due 02/15/2024 (a)	750	787
Austin, Texas Utility System Revenue Bonds, (MBIA Insured), Series 1992-A
0.000% due 11/15/2010	3,745	3,029
Garland, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
5.375% due 02/15/2012	100	106
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
6.950% due 02/15/2026 (a)	750	757
Houston, Texas Water & Sewer System Revenue Bonds, (AMBAC Insured), Series 1991-C
0.000% due 12/01/2009	1,750	1,479
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	609
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Refunding Bonds, (MBIA-IBC Insured), Series 2003
7.450% due 10/15/2010 (a)	5,000	5,769
San Antonio, Texas Electric & Gas Revenue Refunding Bonds, Series 2003
7.950% due 02/01/2011 (a)	3,000	3,532
San Antonio, Texas General Obligation Bonds, (FSA Insured), Series 2004
5.000% due 02/01/2012	2,445	2,635
San Antonio, Texas General Obligation Bonds, Series 2001
5.000% due 08/01/2010	50	54
5.000% due 08/01/2010	2,750	2,949
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030	7,070	7,297
Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,480
Socorro, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 08/15/2027	3,540	3,641
5.000% due 08/15/2028	1,545	1,585

		36,709

Washington 3.2%

Energy Northwest Washington Electric Revenue Bonds, (AMBAC Insured), Series 2004-A
5.250% due 07/01/2009	3,845	4,136
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,049
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004-F
0.000% due 12/01/2012	6,080	4,348
Washington State Public Power Supply System Nuclear Project No. 2 Revenue Bonds, (FGIC Insured), Series 1994-A
0.000% due 07/01/2009	1,850	1,578

		11,111

West Virginia 0.6%

Berkeley, Brooke & Fayette Counties, West Virginia Single Family Mortgage Revenue Bonds, Series 1983
0.000% due 12/01/2014	3,250	2,141

Wisconsin 3.1%

Badger Tobacco Asset Securitization Corp., Wisconsin Revenue Bonds, Series 2002
6.125% due 06/01/2027	990	1,006
Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032	250	254
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,105	1,131
4.700% due 11/01/2012	40	39
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2004
9.915% due 05/01/2011 (a)	5,625	6,989
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,075

		10,494

Total Municipal Bonds & Notes (Cost $342,951)		344,230

U.S. TREASURY OBLIGATIONS 0.2%

Treasury Inflation Protected Securities
3.375% due 01/15/2007 (c)	481	505

Total U.S. Treasury Obligations (Cost $508)		505

SHORT-TERM INSTRUMENTS 2.5%

Commercial Paper 1.4%

Fannie Mae
2.960% due 06/29/2005	4,800	4,764

Repurchase Agreement 1.0%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 7.000% due 07/15/2005 valued at $3, 441. Repurchase proceeds are $3,374.)	3,374	3,374

U.S. Treasury Bills 0.1%

2.740% due 06/16/2005 (d)	540	537

Total Short-Term Instruments (Cost $8,676)		8,675

Total Investments 103.0% (Cost $352,135)		$353,410

Other Assets and Liabilities (Net) (3.0%)		(10,356)

Net Assets 100.0%		$343,054

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $537 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Eurodollar September Long Futures	09/2005	681	$(1,890)

(e)	Restricted security as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
New York, New York General Obligation Bonds, (MBIA Insured), Series 2001	7.720	05/15/2029	08/28/2001	$5,992	$6,301	1.84%

See accompanying notes  |  03.31.05  |  Annual Report  53

Schedule of Investments

Real Return Portfolio

March 31, 2005

	Principal Amount (000s)		Value (000s)
CORPORATE BONDS & NOTES 1.3%

Banking & Finance 1.2%

General Motors Acceptance Corp.
4.750% due 05/19/2005 (a)		$1,200	$1,201
3.695% due 05/18/2006 (a)		400	391
3.560% due 01/16/2007 (a)		6,300	6,040
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006		245	250
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)		200	200
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	783
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)		8,400	8,399
Vita Capital Ltd.
3.910% due 01/01/2007 (a)		3,600	3,607

			20,871

Industrials 0.0%

DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005		300	302

Utilities 0.1%

British Telecom PLC
7.875% due 12/15/2005		250	257
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	685

			942

Total Corporate Bonds & Notes (Cost $22,347)			22,115

MUNICIPAL BONDS & NOTES 0.3%

Badger, Wisconsin Tobacco Securitization Agency Revenue Bonds, Series 2002
6.375% due 06/01/2032		1,000	1,017

California Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		300	295

Connecticut State General Obligation Bonds, (MBIA Insured), Series 2004-A
5.000% due 03/01/2013		1,000	1,083

Kansas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003-A
5.000% due 09/01/2013		300	325

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		500	526

Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	503

Washington Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		1,195	1,246

Total Municipal Bonds & Notes (Cost $4,627)			4,995

U.S. GOVERNMENT AGENCIES 0.0%

Fannie Mae
4.217% due 09/01/2018 (a)		129	133

Government National Mortgage Association 6.500% due 05/15/2026-06/15/2028 (b)		144	151

Total U.S. Government Agencies (Cost $280)			284

U.S. TREASURY OBLIGATIONS 103.0%

Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)		158,870	166,832
3.875% due 01/15/2009		94,280	104,002
4.250% due 01/15/2010		39,399	44,862
0.875% due 04/15/2010		3,322	3,250
3.500% due 01/15/2011		147,142	164,418
3.375% due 01/15/2012		10,739	12,056
3.000% due 07/15/2012		197,867	217,832
1.875% due 07/15/2013		202,872	206,473
2.000% due 01/15/2014		28,896	29,586
2.000% due 07/15/2014		290,179	296,487
1.625% due 01/15/2015		4,394	4,331
2.375% due 01/15/2025		150,226	161,634
3.625% due 04/15/2028		169,630	223,027
3.875% due 04/15/2029		76,672	105,466

Total U.S. Treasury Obligations (Cost $1,714,028)			1,740,256

MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns Adjustable Rate Mortgage Trust
4.005% due 11/25/2030 (a)		953	950

Total Mortgage-Backed Securities (Cost $954)			950

ASSET-BACKED SECURITIES 0.4%

Bear Stearns Asset-Backed Securities, Inc.
3.300% due 07/25/2033 (a)		689	691
Redwood Capital Ltd.
4.860% due 01/01/2006 (a)		4,900	4,892
Residential Asset Securities Corp.
3.150% due 01/25/2034 (a)		256	257
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		462	462

Total Asset-Backed Securities (Cost $6,307)			6,302

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 3.1%

Commonwealth of Canada
3.000% due 12/01/2036 (c)	C$	1,329	1,331
Kingdom of Spain
0.000% due 06/17/2005		EC 15,440	19,932
Pylon Ltd.
3.635% due 12/18/2008 (a)		3,200	4,273
Republic of France
3.000% due 07/25/2012 (c)		5,810	8,508
5.750% due 10/25/2032		3,200	5,254
Republic of Germany
2.000% due 06/17/2005		7,800	10,109
Republic of Italy
2.150% due 09/15/2014 (c)		2,047	2,807

Total Foreign Currency-Denominated Issues (Cost $49,921)			52,214

PREFERRED STOCK 0.1%

	Shares
Fannie Mae
7.000% due 12/31/2049 (a)		40,300	2,239

Total Preferred Stock (Cost $2,015)			2,239

SHORT-TERM INSTRUMENTS 5.6%

Commercial Paper 4.4%

Fannie Mae
2.694% due 06/01/2005		$11,400	$11,343
2.710% due 06/14/2005		42,800	42,536
2.875% due 06/27/2005		1,300	1,290
UBS Finance, Inc.
2.830% due 04/01/2005		18,700	18,700

			73,869

Repurchase Agreement 0.5%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $9,071. Repurchase proceeds are $8,891.)		8,890	8,890

U.S. Treasury Bills 0.7%

2.629% due 05/05/2005-06/16/2005 (b)(d)(f)		11,545	11,491

Total Short-Term Instruments (Cost $94,283)			94,250

Total Investments (e) 113.9% (Cost $1,894,762)			$1,923,605

Written Options (h) (0.0%) (Premiums $297)			(174)

Other Assets and Liabilities (Net) (13.9%)			(234,205)

Net Assets 100.0%			$1,689,226

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $747 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $4,273 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $4,586 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	183	$(341)
Euro-Bund 10-Year Note Short Futures	06/2005	53	(73)
U.S. Treasury 10-Year Note Long Futures	06/2005	2,611	(1,379)
U.S. Treasury 30-Year Bond Long Futures	06/2005	1,006	1,042

			$(751)

54  Annual Report  |  03.31.05  |  See accompanying notes

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month EC-LIBOR	Pay	4.000%	03/15/2007	EC	1,400	$28
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,600	24
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	4.000%	03/15/2007		1,100	25
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$5,800	105
Barclays Bank PLC	3-month USD-LIBOR	Receive	5.000%	06/15/2015		12,500	186
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.000%	06/15/2007		10,000	131
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		99,400	1,988
J.P. Morgan Chase & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		7,500	162
Lehman Brothers, Inc.	3-month USD LIBOR	Receive	4.000%	06/15/2007		26,700	0
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.000%	06/15/2010		12,800	243
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		50,300	1,305
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		203,200	5,322
UBS Warburg LLC	3-month USD-LIBOR	Receive	6.000%	12/18/2033		14,900	(694)

							$8,825

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	$2,000	$0

(h)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note June Futures	$113.000	05/20/2005	234	$36	$7
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	423	80	33
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	657	181	134

				$297	$174

(i) Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	3.625	05/15/2013	$2,000	$1,899	$1,901
U.S. Treasury Note	4.250	08/15/2013	26,300	25,944	25,904
U.S. Treasury Note	4.250	11/15/2013	35,700	35,160	35,383

				$63,003	$63,188

(j)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net UnrealizedAppreciation/ (Depreciation)
Sell	C$	1,583	04/2005	$5	$0	$5
Buy	EC	19,457	04/2005	16	0	16
Sell		87,068	04/2005	1,831	(18)	1,813
Buy	JY	1,012,737	04/2005	0	(195)	(195)

				$1,852	$(213)	$1,639

See accompanying notes  |  03.31.05  |  Annual Report  55

Schedule of Investments

Short-Term Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 13.4%

Banking & Finance 6.9%

AIG SunAmerica Global Financing XI
3.010% due 05/23/2005 (a)	$14,000	$13,999
DaimlerChrysler Financial Services N.A. LLC
2.850% due 04/27/2005 (a)	1,000	1,000
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	25,040	25,283
First Union National Bank
6.180% due 02/15/2036	600	663
Ford Motor Credit Co.
6.750% due 05/15/2005	1,500	1,505
6.875% due 02/01/2006	16,445	16,672
4.000% due 03/21/2007 (a)	8,200	8,220
General Motors Acceptance Corp.
7.500% due 07/15/2005	1,000	1,008
3.920% due 10/20/2005 (a)	7,340	7,324
6.750% due 01/15/2006	18,480	18,612
3.695% due 05/18/2006 (a)	9,000	8,809
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	17,000	17,003
3.190% due 03/30/2007 (a)	2,500	2,504
3.022% due 07/23/2009 (a)	12,100	12,175
Household Finance Corp.
6.700% due 11/15/2005 (a)	10,140	10,314
HSBC Finance Corp.
3.130% due 02/28/2007 (a)	6,700	6,701
Morgan Stanley Dean Witter & Co.
2.760% due 01/12/2007 (a)	200	200
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	16,500	16,451
State Street Capital Trust II
3.294% due 02/15/2008 (a)	4,000	4,014
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	22,850	22,848
Westpac Trust Securities NZ Ltd.
2.630% due 07/01/2005 (a)	4,900	4,894

		200,199

Industrials 2.8%

AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	1,200	1,202
Cox Radio, Inc.
6.625% due 02/15/2006	450	459
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	2,975	3,000
7.250% due 01/18/2006	250	256
3.470% due 05/24/2006 (a)	5,495	5,519
3.200% due 03/07/2007	10,700	10,723
3.450% due 09/10/2007 (a)	12,500	12,524
Duke Energy Field Services LLC
7.500% due 08/16/2005	3,700	3,753
Halliburton Co.
3.450% due 01/26/2007 (a)	4,490	4,490
Lenfest Communications, Inc.
8.375% due 11/01/2005	4,000	4,093
Southwestern Public Service Co.
5.125% due 11/01/2006	6,000	6,086
TCI Communications, Inc.
6.875% due 02/15/2006	7,555	7,786
Time Warner, Inc.
7.750% due 06/15/2005	10,125	10,211
Tyco International Group S.A.
6.375% due 06/15/2005	11,000	11,057

		81,159

Utilities 3.7%

Appalachian Power Co.
4.800% due 06/15/2005	2,190	2,197
6.800% due 03/01/2006	2,420	2,481
BellSouth Corp.
4.119% due 04/26/2005 (a)	6,700	6,703
Consolidated Natural Gas Co.
7.375% due 04/01/2005	2,330	2,330
Dominion Resources, Inc.
7.625% due 07/15/2005	8,200	8,300
Entergy Gulf States, Inc.
3.600% due 06/01/2008	8,850	8,595
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	2,000	2,016
Nisource Finance Corp.
7.625% due 11/15/2005	10,000	10,231
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,198
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	4,665	4,678
Pepco Holdings, Inc.
3.750% due 02/15/2006	7,867	7,860
Progress Energy, Inc.
6.750% due 03/01/2006	3,006	3,081
PSI Energy, Inc.
6.500% due 08/01/2026	7,900	7,975
SBC Communications, Inc.
4.206% due 06/05/2021	21,690	21,728
Southwestern Electric Power
4.500% due 07/01/2005	4,720	4,734
Telefonica Europe BV
7.350% due 09/15/2005	1,000	1,017
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	7,915	7,916

		108,040

Total Corporate Bonds & Notes (Cost $390,910)		389,398

U.S. GOVERNMENT AGENCIES 16.7%

Fannie Mae
1.300% due 04/19/2005	60,000	59,949
2.690% due 09/15/2005 (a)	25,000	24,994
2.745% due 05/22/2006 (a)	40,000	39,977
2.820% due 09/06/2005 (a)	63,800	63,782
2.825% due 09/07/2006 (a)	68,600	68,589
2.925% due 09/21/2006 (a)	79,900	79,862
2.970% due 03/25/2034 (a)	3,212	3,216
3.250% due 06/25/2032 (a)	100	100
3.500% due 04/25/2017	8,680	8,637
3.802% due 05/01/2036 (a)	3,377	3,443
4.025% due 09/25/2023-10/25/2023 (a)(c)	580	596
4.043% due 05/01/2036 (a)	7	7
4.102% due 07/01/2029 (a)	149	152
4.198% due 05/01/2036 (a)	416	426
4.247% due 11/01/2025 (a)	347	358
5.149% due 04/01/2033 (a)	186	188
5.266% due 12/01/2040 (a)	1,103	1,137
5.523% due 06/01/2032 (a)	804	809
6.500% due 06/01/2006-12/25/2042 (c)	947	978
6.880% due 11/01/2006	2,607	2,684
6.962% due 09/01/2029 (a)	780	797
7.270% due 05/01/2010	1,042	1,135
7.404% due 06/01/2030 (a)	339	344
7.480% due 02/01/2010	743	813
7.500% due 05/01/2028-09/01/2030 (c)	424	455
7.775% due 05/01/2030 (a)	29	30
8.000% due 10/01/2026	412	446
9.000% due 04/01/2020-01/01/2026 (c)	529	578
9.500% due 07/01/2021-06/01/2025 (c)	578	643
Federal Home Loan Bank
1.500% due 05/09/2005	50,000	49,921
2.619% due 10/03/2005	25,000	24,999
4.200% due 02/05/2007 (a)	16,000	14,826
Freddie Mac
4.000% due 09/22/2009	6,000	5,848
4.159% due 03/01/2030 (a)	613	626
5.500% due 02/15/2016-08/15/2030 (c)	719	717
5.643% due 11/01/2031 (a)	1,900	1,946
5.915% due 07/01/2019 (a)	23	23
6.000% due 10/01/2033	856	877
6.250% due 03/15/2028	10,000	10,244
6.500% due 05/01/2006	44	45
7.250% due 06/15/2007	4	4
Government National Mortgage Association
3.200% due 06/20/2032 (a)	429	431
3.220% due 02/16/2032 (a)	607	610
3.250% due 01/20/2030-06/20/2030 (a)(c)	192	194
3.320% due 04/16/2032 (a)	447	451
3.375% due 01/20/2027 (a)	2,470	2,520
3.500% due 09/20/2029 (a)	1,398	1,412
3.750% due 07/20/2026 (a)	84	85
4.125% due 10/20/2029 (a)	6,771	6,887
6.000% due 01/15/2032-03/15/2032 (c)	72	74
8.500% due 12/20/2026-11/20/2027 (c)	145	158

Total U.S. Government Agencies (Cost $488,669)		488,023

U.S. TREASURY OBLIGATIONS 3.2%

Treasury Inflation Protected Securities (b)
3.375% due 01/15/2007	3,490	3,665
3.625% due 01/15/2008	66,912	71,984
3.875% due 01/15/2009	3,535	3,899
U.S. Treasury Note
2.750% due 07/31/2006	12,400	12,265

Total U.S. Treasury Obligations (Cost $92,076)		91,813

MORTGAGE-BACKED SECURITIES 7.3%

Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	3,028	3,053
6.500% due 02/25/2033	2,558	2,608
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)	727	733
5.272% due 10/25/2032 (a)	536	537
5.638% due 02/25/2033 (a)	99	98
4.736% due 12/25/2033 (a)	3,675	3,663
4.270% due 01/25/2034 (a)	3,250	3,241
4.880% due 01/25/2034 (a)	2,722	2,719
3.130% due 02/25/2034 (a)	6,606	6,632
3.738% due 11/25/2034 (a)	10,613	10,663
Commercial Mortgage Pass-Through Certificates
2.980% due 07/15/2015 (a)	1,210	1,211
Countrywide Home Loan Mortgage Pass-Through Trust
3.170% due 03/25/2035 (a)	44,748	44,803
Countrywide Home Loans, Inc.
4.879% due 07/25/2019 (a)	424	423
6.000% due 02/25/2033	85	86
3.120% due 04/25/2034 (a)	1,173	1,164
CS First Boston Mortgage Securities Corp.
1.258% due 03/25/2032 (a)	2,569	2,557
3.240% due 05/25/2032 (a)	1,863	1,860
4.880% due 11/25/2032 (a)	367	373
6.500% due 04/25/2033	1,718	1,741
2.360% due 08/25/2033 (a)	3,123	3,092
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	1,962	1,966
3.160% due 11/15/2031 (a)	1,676	1,691
3.110% due 08/15/2032 (a)	8,077	8,082
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	2,166	2,166

56  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust
6.000% due 03/25/2032	$386	$388
GSRPM Mortgage Loan Trust
3.250% due 11/25/2031 (a)	4,688	4,703
Impac CMB Trust
3.300% due 09/25/2033 (a)	4,931	4,980
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,088	3,069
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	470	483
Sequoia Mortgage Trust
3.230% due 10/20/2027 (a)	3,406	3,420
3.200% due 07/20/2033 (a)	9,801	9,754
Structured Asset Mortgage Investments, Inc.
3.180% due 09/19/2032 (a)	6,422	6,394
3.200% due 03/19/2033 (a)	7,512	7,529
Structured Asset Securities Corp.
3.300% due 06/25/2017 (a)	83	83
3.150% due 10/25/2027 (a)	2,052	2,053
3.330% due 03/25/2031 (a)	16	16
3.140% due 02/25/2032 (a)	1,318	1,324
3.868% due 05/25/2032 (a)	1,149	1,163
3.350% due 07/25/2032 (a)	46	46
3.350% due 07/25/2032 (a)	699	701
3.350% due 07/25/2032 (a)	2,306	2,311
5.450% due 03/25/2033 (a)	6,262	6,226
3.350% due 11/25/2033 (a)	131	131
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	7,459	7,457
5.385% due 02/25/2031 (a)	225	229
6.295% due 07/25/2032 (a)	994	998
5.131% due 10/25/2032 (a)	870	880
5.092% due 02/25/2033 (a)	2,182	2,198
5.389% due 02/25/2033 (a)	1,593	1,600
3.422% due 06/25/2042 (a)	5,509	5,564
2.997% due 01/25/2045 (a)	34,777	34,855

Total Mortgage-Backed Securities (Cost $214,108)		213,717

ASSET-BACKED SECURITIES 3.5%

AFC Home Equity Loan Trust
3.160% due 12/22/2027 (a)	131	131
Ameriquest Mortgage Securities, Inc.
3.260% due 02/25/2033 (a)	484	486
3.260% due 03/25/2033 (a)	425	427
3.330% due 02/25/2034 (a)	2,169	2,171
Amortizing Residential Collateral Trust
3.110% due 09/25/2030 (a)	250	250
3.200% due 10/25/2031 (a)	1,999	2,006
3.140% due 07/25/2032 (a)	250	251
Argent Securities, Inc.
3.300% due 09/25/2033 (a)	2,629	2,646
Bear Stearns Asset-Backed Securities, Inc.
2.990% due 07/25/2022 (a)	215	215
3.180% due 10/25/2032 (a)	944	946
3.300% due 03/25/2043 (a)	5,928	5,941
CDC Mortgage Capital Trust
3.140% due 01/25/2033 (a)	81	81
3.220% due 08/25/2033 (a)	548	549
Centex Home Equity
3.090% due 03/25/2030 (a)	9,074	9,090
3.150% due 09/26/2033 (a)	1,822	1,826
Chase Credit Card Master Trust
3.650% due 10/15/2007 (a)	3,100	3,106
Chase Funding Loan Acquisition Trust
3.090% due 07/25/2030 (a)	1,081	1,082
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	408	410
ContiMortgage Home Equity Loan Trust
3.110% due 03/15/2024 (a)	293	294
Countrywide Asset-Backed Certificates
3.010% due 08/25/2023 (a)	1,335	1,336
3.110% due 05/25/2032 (a)	243	243
3.110% due 05/25/2032 (a)	44	44
3.220% due 05/25/2032 (a)	774	775
3.270% due 04/25/2033 (a)	231	231
3.000% due 12/25/2034 (a)	653	653
Credit-Based Asset Servicing & Securitization LLC
3.170% due 06/25/2032 (a)	920	922
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)	624	630
Equity One ABS, Inc.
3.150% due 04/25/2034 (a)	9,113	9,117
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.820% due 02/25/2034 (a)	4,183	4,171
2.980% due 10/25/2034 (a)	311	311
Fremont Home Loan Trust
3.190% due 02/25/2033 (a)	287	287
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 09/20/2033 (a)	6,670	6,696
Home Equity Asset Trust
3.150% due 11/25/2032 (a)	223	224
3.260% due 03/25/2033 (a)	600	601
Home Equity Mortgage Trust
3.270% due 01/25/2034 (a)	446	447
3.040% due 06/25/2034 (a)	1,435	1,436
3.000% due 12/25/2034 (a)	522	522
2.970% due 07/25/2035 (a)	4,400	4,402
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	973	975
Irwin Home Equity Loan Trust
3.220% due 02/25/2012 (a)	223	224
3.370% due 06/25/2028 (a)	1,662	1,670
3.140% due 06/25/2029 (a)	683	685
3.120% due 07/25/2032 (a)	2,284	2,289
Long Beach Mortgage Loan Trust
3.100% due 09/25/2031 (a)	47	47
3.200% due 03/25/2032 (a)	95	96
3.130% due 07/25/2032 (a)	36	36
3.250% due 03/25/2033 (a)	238	239
Merrill Lynch Mortgage Investors, Inc.
3.170% due 05/25/2033 (a)	28	28
3.210% due 11/25/2033 (a)	155	155
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (a)	3,372	3,380
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	312	315
3.150% due 09/25/2032 (a)	155	156
3.270% due 11/25/2032 (a)	338	338
Novastar Home Equity Loan
3.180% due 09/25/2031 (a)	579	579
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)	605	606
3.290% due 08/25/2033 (a)	2,146	2,155
3.350% due 12/25/2033 (a)	4,753	4,779
Residential Asset Mortgage Products, Inc.
3.190% due 08/25/2033 (a)	2,027	2,025
3.180% due 12/25/2033 (a)	5,659	5,660
Residential Asset Securities Corp.
3.080% due 09/25/2031 (a)	1,274	1,280
Salomon Brothers Mortgage Securities VII, Inc.
3.150% due 03/25/2032 (a)	1,738	1,743
Saxon Asset Securities Trust
3.120% due 01/25/2032 (a)	159	159
3.250% due 12/25/2032 (a)	691	692
SLM Student Loan Trust
2.710% due 04/25/2010 (a)	2,300	2,299
Specialty Underwriting & Residential Finance
3.190% due 01/25/2034 (a)	841	841
3.180% due 06/25/2034 (a)	3,283	3,295
WMC Mortgage Pass-Through Certificates
3.150% due 05/15/2030 (a)	810	812

Total Asset-Backed Securities (Cost $102,333)		102,514

PURCHASED PUT OPTIONS 0.0%
	# of Contracts

Eurodollar December Futures (CME)
Strike @ $93.750 Exp. 12/19/2005	650	4
Eurodollar September Futures (CME)
Strike @ $94.500 Exp. 09/19/2005	350	4

Total Purchased Put Options (Cost $10)		8

SHORT-TERM INSTRUMENTS 120.8%
	Principal Amount (000s)

Certificates of Deposit 14.8%

Bank of America, N.A.
2.610% due 04/20/2005	$13,300	13,300
2.910% due 06/08/2005	54,800	54,800
Barclays U.S. Funding Corp.
2.950% due 06/15/2005	89,600	89,600
Citibank New York N.A.
2.630% due 04/22/2005	27,700	27,700
2.900% due 06/10/2005	70,200	70,200
HSBC Bank USA
2.410% due 04/01/2005	37,100	37,100
2.750% due 06/27/2005	12,800	12,800
Nordea Bank Finland PLC
2.805% due 07/05/2005	50,000	50,000
Wells Fargo Bank N.A.
2.680% due 04/01/2005	51,600	51,600
2.790% due 04/08/2005	25,000	25,000

		432,100

Commercial Paper 27.4%

Bank of Ireland
2.780% due 04/29/2005	76,666	76,500
Fannie Mae
1.010% due 04/01/2005	40,000	40,000
2.555% due 04/01/2005	30,000	30,000
2.390% due 04/15/2005	3,000	2,997
2.508% due 04/20/2005	7,800	7,789
2.681% due 05/25/2005	5,200	5,178
2.645% due 06/01/2005	19,300	19,203
2.604% due 06/08/2005	100,000	99,437
2.726% due 06/08/2005	20,000	19,887
2.675% due 06/13/2005	17,700	17,593
2.685% due 06/13/2005	83,000	82,496
2.875% due 06/27/2005	107,800	107,011
2.790% due 07/20/2005	12,790	12,669
2.990% due 08/08/2005	33,900	33,519
Federal Home Loan Bank
2.515% due 04/15/2005	100,000	99,895
Ford Motor Credit Co.
2.520% due 04/08/2005	2,300	2,299
General Motors Acceptance Corp.
2.495% due 04/05/2005	4,030	4,029
KFW International Finance, Inc.
2.535% due 04/14/2005	30,200	30,172
Statens Bostadsfin Bank
2.800% due 05/18/2005	25,000	24,909
UBS AG
1.930% due 07/05/2005	5,000	4,960
UBS Finance, Inc.
2.830% due 04/01/2005	78,400	78,400

		798,943

See accompanying notes  |  03.31.05  |  Annual Report  57

Schedule of Investments (Cont.)

Short-Term Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
Repurchase Agreements 11.2%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Fannie Mae 1.550% due 07/07/2005 valued at $5,347. Repurchase proceeds are $5,240.)	$5,240	$5,240

UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by U.S. Treasury Strips 0.000% due 08/15/2005-11/15/2019 valued at $22,444. Repurchase proceeds are $22,001.)	22,000	22,000

2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $10,184 and U.S. Treasury Bills 2.870% due 08/11/2005 valued at $296,852. Repurchase proceeds are $300,021.)	300,000	300,000

		327,240

U.S. Treasury Bills 67.4%

2.982% due 05/05/2005-08/04/2005 (c)(d)(f)	701,830	1,962,127

Total Short-Term Instruments (Cost $3,520,771)		3,520,410

Total Investments (e) 164.9% (Cost $4,808,877)		$4,805,883

Other Assets and Liabilities (Net) (64.9%)		(1,891,708)

Net Assets 100.0%		$2,914,175

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	Securities with an aggregate market value of $249 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(e)	As of March 31, 2005, portfolio securities with an aggregate market value of $91,091 were valued with reference to securities whose prices are more readily obtainable.
(f)	Securities with an aggregate market value of $6,299 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar June Long Futures	06/2005	1,194	$(811)
Eurodollar December Long Futures	12/2005	3,609	(3,114)
U.S. Treasury 10-Year Note Long Futures	06/2005	972	(562)
U.S. Treasury 5-Year Note Long Futures	06/2005	29	1

			$(4,486)

(g)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD LIBOR	Receive	3.000%	08/04/2005	$220,000	$(22)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	16,500	286
J.P. Morgan Chase & Co.	3-month USD LIBOR	Receive	3.500%	08/18/2005	775,000	(129)
J.P. Morgan Chase & Co.	3-month USD LIBOR	Pay	4.000%	06/15/2007	253,000	541
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR plus 0.470%	Receive	7.750%	06/15/2005	5,000	(147)
UBS Warburg LLC	3-month USD LIBOR	Receive	3.000%	08/04/2005	350,000	12
UBS Warburg LLC	3-month USD LIBOR	Receive	3.490%	09/01/2005	500,000	(50)
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.000%	06/15/2007	20,000	(102)

						$389

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.700%	03/20/2007	$8,100	$(24)
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	900	3
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	700	0

						$(21)

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.500	05/15/2009	$2,850	$3,003	$3,014
U.S. Treasury Note	4.250	08/15/2013	93,710	92,440	92,204

				$95,443	$95,218

58  Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

Short-Term Portfolio II

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.0%

Banking & Finance 4.4%

AIG SunAmerica Global Financing XI
3.010% due 05/23/2005 (a)	$5,800	$5,800
DaimlerChrysler Financial Services LLC
2.850% due 04/27/2005 (a)	1,000	1,000
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	100	101
Duke Capital LLC
6.250% due 07/15/2005	1,312	1,322
Ford Motor Credit Co.
2.897% due 04/28/2005 (a)	2,000	1,999
6.750% due 05/15/2005	6,050	6,068
6.875% due 02/01/2006	8,000	8,110
General Motors Acceptance Corp.
7.500% due 07/15/2005	2,400	2,419
3.920% due 10/20/2005 (a)	2,360	2,355
6.750% due 01/15/2006	5,700	5,741
3.695% due 05/18/2006 (a)	8,600	8,417
Goldman Sachs Group, Inc.
2.730% due 08/01/2006 (a)	15,580	15,583
Household Finance Corp.
6.700% due 11/13/2005 (a)	2,920	2,970
Korea Development Bank
7.250% due 05/15/2006	150	155
Merrill Lynch & Co, Inc.
3.392% due 09/27/2005 (a)	1,000	1,001
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	8,860	8,859

		71,900

Industrials 4.6%

American Standard, Inc.
7.375% due 04/15/2005	2,878	2,881
AOL Time Warner, Inc.
5.625% due 05/01/2005 (a)	450	451
6.125% due 04/15/2006	2,062	2,105
Caesars Entertainment, Inc.
7.875% due 12/15/2005	3,285	3,363
Constellation Brands, Inc.
8.625% due 08/01/2006	840	882
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	3,490	3,520
3.470% due 05/24/2006 (a)	4,265	4,284
3.200% due 03/07/2007 (a)	6,460	6,474
Delhaize America, Inc.
7.375% due 04/15/2006	2,100	2,171
Duke Energy Field Services LLC
7.500% due 08/16/2005	420	426
Enterprise Products Operating LP
4.000% due 10/15/2007	1,300	1,274
Georgia-Pacific Corp.
7.500% due 05/15/2006	3,445	3,531
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	2,975	3,042
HCA, Inc.
6.910% due 06/15/2005	4,550	4,601
7.125% due 06/01/2006	3,850	3,981
HJ Heinz Co.
6.189% due 12/01/2005 (a)	3,550	3,602
ITT Corp.
6.750% due 11/15/2005	2,250	2,278
Lear Corp.
7.960% due 05/15/2005	1,800	1,809
Lenfest Communications, Inc.
8.375% due 11/01/2005	5,727	5,860
News America Holdings
7.430% due 10/01/2026	1,500	1,730
Pioneer Natural Resources Co.
8.875% due 04/15/2005	3,189	3,193
PP&L Capital Funding, Inc.
7.750% due 04/15/2005	405	406
Safeway, Inc.
3.800% due 08/15/2005	1,740	1,739
Smurfit Capital Funding PLC
6.750% due 11/20/2005	1,720	1,733
Tyco International Group S.A.
6.375% due 06/15/2005	5,915	5,945
6.375% due 02/15/2006	2,000	2,036
Waste Management, Inc.
7.000% due 05/15/2005	1,210	1,214

		74,531

Utilities 5.0%

Appalachian Power Co.
4.800% due 06/15/2005	5,845	5,863
BellSouth Corp.
4.119% due 04/26/2005 (a)	6,700	6,703
CenterPoint Energy Resources Corp.
8.125% due 07/15/2005	4,460	4,520
Dominion Resources, Inc.
7.625% due 07/15/2005	2,801	2,835
Duke Energy Corp.
3.409% due 12/08/2005 (a)	4,235	4,237
Entergy Gulf States, Inc.
3.600% due 06/01/2008	4,400	4,273
Florida Power Corp.
6.720% due 07/01/2005	500	504
GPU, Inc.
7.700% due 12/01/2005	8,500	8,686
Nisource Finance Corp.
7.625% due 11/15/2005	7,799	7,979
Ohio Edison Co.
4.000% due 05/01/2008	40	39
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	3,358	3,368
Pepco Holdings, Inc.
3.750% due 02/15/2006	3,300	3,297
PPL Capital Funding Trust I
7.290% due 05/18/2006	1,250	1,289
Progress Energy, Inc.
6.750% due 03/01/2006	2,010	2,060
Qwest Corp.
6.625% due 09/15/2005	3,930	3,969
SBC Communications, Inc.
4.250% due 06/05/2021	13,140	13,163
Southwestern Electric Power
4.500% due 07/01/2005	1,640	1,645
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	3,220	3,220
Virginia Electric & Power Co.
5.750% due 03/31/2006	3,000	3,051

		80,701

Total Corporate Bonds & Notes (Cost $227,924)		227,132

MUNICIPAL BONDS & NOTES 0.0%

New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
7.470% due 06/15/2035 (a)	500	528

Total Municipal Bonds & Notes (Cost $530)		528

U.S. GOVERNMENT AGENCIES 19.9%

Fannie Mae
1.300% due 04/19/2005	60,000	59,949
2.307% due 09/06/2005 (a)	62,700	62,682
2.360% due 09/15/2005 (a)	20,000	19,995
2.825% due 09/07/2006 (a)	43,600	43,593
2.970% due 03/25/2034 (a)	16,347	16,370
3.125% due 07/01/2017 (a)	27	27
3.141% due 01/01/2018 (a)	91	93
3.187% due 11/01/2018 (a)	26	26
3.275% due 02/01/2019 (a)	1	0
3.287% due 10/01/2040 (a)	70	72
3.294% due 09/17/2027 (a)	30	31
3.344% due 07/18/2027 (a)	19	19
3.360% due 11/01/2017 (a)	17	17
3.368% due 01/01/2018-11/01/2018 (a)(c)	62	63
3.375% due 02/25/2022-12/25/2022 (a)(c)	8	8
3.475% due 08/25/2022 (a)	4	4
3.500% due 04/25/2017	5,516	5,488
3.525% due 12/25/2022 (a)	4	4
3.575% due 09/25/2022 (a)	3	3
3.725% due 02/25/2023 (a)	2	2
3.815% due 01/01/2033 (a)	509	518
3.875% due 08/25/2022 (a)	3	3
4.025% due 09/25/2023 (a)	313	322
4.092% due 09/01/2031 (a)	296	307
4.456% due 09/01/2031 (a)	3,235	3,340
4.500% due 02/25/2008	5,271	5,287
4.871% due 06/01/2024 (a)	11	11
4.879% due 02/01/2024 (a)	12	12
5.500% due 07/01/2017-04/13/2035 (c)	7,697	7,760
5.980% due 12/01/2017 (a)	7	7
6.000% due 07/25/2024	908	911
Federal Home Loan Bank
1.500% due 05/09/2005	50,000	49,921
1.625% due 04/15/2005	3,150	3,148
2.619% due 10/03/2005 (a)	25,000	24,999
3.250% due 08/15/2005	15,000	15,013
Freddie Mac
3.060% due 07/15/2016 (a)	1,365	1,366
3.212% due 01/15/2022 (a)	1	1
3.270% due 06/01/2017 (a)	27	27
3.275% due 09/01/2017 (a)	23	23
3.462% due 03/15/2020 (a)	2	2
3.563% due 03/15/2023 (a)	4	4
3.625% due 06/01/2018 (a)	141	142
3.873% due 11/01/2018 (a)	67	68
3.875% due 11/01/2016 (a)	125	127
4.120% due 12/01/2025 (a)	45	47
4.958% due 11/01/2028 (a)	70	72
5.000% due 05/15/2021	790	796
5.353% due 02/01/2036 (a)	69	70
5.500% due 08/15/2030	927	917
Government National Mortgage Association
3.375% due 04/20/2030 (a)	79	80
3.750% due 07/20/2027 (a)	53	53

Total U.S. Government Agencies (Cost $323,931)		323,800

U.S. TREASURY OBLIGATIONS 0.0%

Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	366	393
3.875% due 01/15/2009	23	26

Total U.S. Treasury Obligations (Cost $421)		419

MORTGAGE-BACKED SECURITIES 5.4%

Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)	16	16
4.271% due 01/25/2034 (a)	1,360	1,357
4.736% due 01/25/2034 (a)	1,371	1,367
4.881% due 01/25/2034 (a)	833	832
3.130% due 02/25/2034 (a)	1,451	1,457
3.738% due 11/25/2034 (a)	10,700	10,750

See accompanying notes  |  03.31.05  |  Annual Report  59

Schedule of Investments (Cont.)

Short-Term Portfolio II

March 31, 2005

	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	$6,700	$6,707
Commercial Mortgage Pass-Through Certificates
2.980% due 07/15/2015 (a)	1,210	1,211
3.010% due 07/15/2015 (a)	8,200	8,214
Countrywide Home Loans, Inc.
4.879% due 07/25/2019 (a)	320	320
4.964% due 09/19/2032 (a)	112	112
3.120% due 05/25/2034 (a)	3,087	3,064
CS First Boston Mortgage Securities Corp.
2.710% due 02/15/2014 (a)	4,458	4,453
2.262% due 03/25/2032 (a)	145	144
First Republic Mortgage Loan Trust
3.110% due 08/15/2032 (a)	4,251	4,254
GS Mortgage Securities Corp.
2.740% due 11/15/2015 (a)	2,036	2,036
GSAMP Trust
3.040% due 10/25/2033 (a)	2,938	2,939
GSRPM Mortgage Loan Trust
3.550% due 01/25/2032 (a)	1,896	1,916
Harborview Mortgage Loan Trust
3.220% due 02/19/2034 (a)	6,068	6,081
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (a)	5,577	5,586
SACO I, Inc.
3.000% due 02/25/2028 (a)	12,669	12,663
Sequoia Mortgage Trust
3.230% due 10/20/2027 (a)	3,823	3,839
Structured Asset Securities Corp.
3.350% due 07/25/2032 (a)	20	20
3.140% due 01/25/2033 (a)	85	85
3.350% due 11/25/2033 (a)	266	267
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	6,394	6,391
3.422% due 06/25/2042 (a)	1,201	1,213

Total Mortgage-Backed Securities (Cost $87,287)		87,294

ASSET-BACKED SECURITIES 8.1%

AmeriCredit Automobile Receivables Trust
6.350% due 08/06/2006	7,841	7,877
Ameriquest Mortgage Securities, Inc.
3.120% due 08/25/2032 (a)	371	372
3.260% due 02/25/2033 (a)	980	983
3.260% due 03/25/2033 (a)	48	48
3.330% due 02/25/2034 (a)	230	230
3.410% due 06/25/2034 (a)	6,777	6,800
Amortizing Residential Collateral Trust
3.140% due 07/25/2032 (a)	191	192
3.170% due 07/25/2032 (a)	41	41
Argent Securities, Inc.
3.300% due 09/25/2033 (a)	279	281
2.960% due 05/25/2034 (a)	836	836
Bear Stearns Asset-Backed Securities, Inc.
3.030% due 04/25/2023 (a)	3,327	3,330
3.020% due 12/25/2042 (a)	2,572	2,571
CDC Mortgage Capital Trust
3.220% due 08/25/2033 (a)	306	307
Centex Home Equity Co., LLC
3.150% due 09/25/2033 (a)	1,066	1,068
2.970% due 07/25/2034 (a)	1,007	1,008
Chase Funding Loan Acquisition Trust
3.090% due 07/25/2030 (a)	700	700
Chase Funding Mortgage Loan Asset-Backed Certificates
3.170% due 08/25/2032 (a)	472	473
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	12	12
ContiMortgage Home Equity Loan Trust
3.490% due 03/15/2027 (a)	6	6
Countrywide Asset-Backed Certificates
3.000% due 12/25/2022 (a)	522	523
3.000% due 10/25/2023 (a)	3,424	3,426
3.000% due 01/25/2024 (a)	7,292	7,298
3.950% due 11/25/2028 (a)	1,276	1,277
3.110% due 05/25/2032 (a)	312	312
3.220% due 05/25/2032 (a)	244	245
Credit-Based Asset Servicing & Securitization LLC
3.100% due 09/25/2033 (a)	699	700
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	4,105	4,107
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)	1,132	1,135
First Franklin Mortgage Loan Trust Asset-Backed Certificates
2.970% due 07/25/2033 (a)	61	61
2.820% due 03/25/2034 (a)	1,271	1,268
2.930% due 03/25/2034 (a)	674	674
Fremont Home Loan Trust
3.190% due 02/25/2033 (a)	7	7
2.940% due 02/25/2034 (a)	1,163	1,164
3.000% due 07/25/2034 (a)	811	811
3.010% due 03/25/2035 (a)	12,375	12,387
GSAMP Trust
3.140% due 03/25/2034 (a)	5,545	5,548
HFC Home Equity Loan Asset-Backed Certificates
3.200% due 10/20/2032 (a)	2,249	2,252
Home Equity Asset Trust
3.310% due 02/25/2033 (a)	590	594
3.260% due 03/25/2033 (a)	56	56
Home Equity Mortgage Trust
3.250% due 07/25/2033 (a)	742	743
3.270% due 01/25/2034 (a)	45	45
3.040% due 06/25/2034 (a)	723	724
3.000% due 12/25/2034 (a)	522	522
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)	13	13
Long Beach Mortgage Loan Trust
3.030% due 10/25/2034 (a)	299	300
Meritage Mortgage Loan Trust
2.940% due 07/25/2034 (a)	2,798	2,800
Morgan Stanley Asset-Backed Securities Capital I, Inc.
3.190% due 08/25/2033 (a)	23	23
3.000% due 11/25/2034 (a)	6,322	6,327
Morgan Stanley Dean Witter Capital I, Inc.
3.150% due 09/25/2032 (a)	141	141
Morgan Stanley Home Equity Loans
2.970% due 12/25/2034 (a)	7,218	7,223
NationsCredit Home Equity Loan Trust
6.500% due 10/15/2028	64	63
Novastar Home Equity Loan
3.125% due 04/25/2028 (a)	8	8
3.180% due 09/25/2031 (a)	461	462
Option One Mortgage Loan Trust
3.110% due 08/25/2031 (a)	2,596	2,598
2.980% due 02/25/2035 (a)	461	461
Park Place Securities, Inc.
3.050% due 10/25/2034 (a)	155	155
Renaissance Home Equity Loan Trust
3.290% due 08/25/2033 (a)	2,074	2,083
3.210% due 11/25/2034 (a)	2,470	2,478
Residential Asset Mortgage Products, Inc.
3.010% due 09/25/2013 (a)	4,606	4,609
3.180% due 12/25/2033 (a)	1,850	1,850
Residential Asset Securities Corp.
3.010% due 02/25/2021 (a)	99	100
2.950% due 12/25/2024 (a)	11,123	11,128
2.970% due 06/25/2025 (a)	1,982	1,983
3.080% due 09/25/2031 (a)	606	609
Saxon Asset Securities Trust
3.120% due 01/25/2032 (a)	76	76
3.250% due 12/25/2032 (a)	4	4
SLM Student Loan Trust
3.050% due 06/15/2011 (a)	4,558	4,564
2.780% due 07/25/2011 (a)	320	320
Soundview Home Equity Loan Trust
3.000% due 10/25/2012 (a)	4,221	4,224
Structured Asset Securities Corp.
2.980% due 12/25/2033 (a)	1,212	1,212
2.970% due 06/25/2034 (a)	22	22
SVO Timeshare Mortgage Corp.
5.470% due 10/20/2013	388	392
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)	2,562	2,562

Total Asset-Backed Securities (Cost $131,787)		131,804

SOVEREIGN ISSUES 2.7%

Republic of Brazil
10.000% due 01/16/2007	20	22
11.250% due 07/26/2007	225	252
3.125% due 04/15/2009 (a)	12,685	12,418
8.840% due 06/29/2009 (a)	8,390	9,365
3.125% due 04/15/2012 (a)	18,214	17,206
Russian Federation
8.750% due 07/24/2005	4,900	4,981

Total Sovereign Issues (Cost $43,820)		44,244

FOREIGN CURRENCY-DENOMINATED ISSUES (j) 2.4%

Kingdom of Spain
0.000% due 06/17/2005 EC	29,830	38,509

Total Foreign Currency-Denominated Issues (Cost $38,378)		38,509

PURCHASED PUT OPTIONS 0.0%

	# of Contracts

Eurodollar December Futures (CME)
Strike @ $93.750
Exp. 12/19/2005	130	1
Eurodollar September Futures (CME)
Strike @ $94.500
Exp. 09/19/2005	200	2

Total Purchased Put Options (Cost $3)		3

SHORT-TERM INSTRUMENTS 81.8%

	Principal Amount (000s)

Certificates of Deposit 6.2%

Citibank New York N.A.
2.630% due 04/22/2005	$58,100	58,100
HSBC Bank USA
2.410% due 04/01/2005	33,800	33,800
2.750% due 06/27/2005	9,700	9,700

		101,600

Commercial Paper 24.0%

Fannie Mae
1.010% due 04/01/2005	32,300	32,300
2.555% due 04/01/2005	36,833	36,833
2.422% due 04/13/2005	51,100	51,058
2.390% due 04/15/2005	18,400	18,383
2.508% due 04/20/2005	36,400	36,351
2.580% due 04/27/2005	69,100	68,971
2.485% due 05/25/2005	18,400	18,331
2.645% due 06/01/2005	5,300	5,273
2.694% due 06/01/2005	3,800	3,781
2.732% due 06/01/2005	6,100	6,069

60  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
2.790% due 07/20/2005	$12,000	$11,887
Ford Motor Credit Co.
2.520% due 04/08/2005	3,000	2,998
General Motors Acceptance Corp.
2.436% due 04/05/2005	1,100	1,100
KFW International Finance, Inc.
2.535% due 04/14/2005	23,200	23,179
TotalFinaElf Capital S.A.
2.830% due 04/01/2005	28,900	28,900
UBS AG
1.930% due 07/05/2005	45,000	45,000

		390,414

Repurchase Agreements 13.2%

Credit Suisse First Boston
2.510% due 04/01/2005	200,000	200,000
(Dated 03/31/2005. Collateralized by U.S. Treasury Bills 2.457% due 04/28/2005 valued at $204,111. Repurchase proceeds are $200,014.)
State Street Bank
2.400% due 04/01/2005	14,357	14,357
(Dated 03/31/2005. Collateralized by Freddie Mac 1.500% due 08/15/2005 valued at $14,644. Repurchase proceeds are $14,358.)

		214,357

U.S. Treasury Bills 38.4%

2.732% due 06/02/2005-07/07/2005 (c)(e)	128,110	623,907

Total Short-Term Instruments (Cost $1,330,417)		1,330,278

Total Investments (d) 134.3% (Cost $2,184,498)		$2,184,011

Written Options (g) (0.0%) (Premiums $0)		(169)

Other Assets and Liabilities (Net) (34.3%)		(557,087)

Net Assets 100.0%		$1,626,755

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(d)	As of March 31, 2005, portfolio securities with an aggregate market value of $45,207 were valued with reference to securities whose prices are more readily obtainable.
(e)	Securities with an aggregate market value of $3,093 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March
Long Futures	03/2006	419	$111
Eurodollar June
Long Futures	06/2005	489	(322)
Eurodollar September
Long Futures	09/2005	584	(694)
Eurodollar December
Long Futures	12/2005	345	(455)
Euribor Written
Put Options
Strike @ 97.500	09/2005	2,087	717
U.S. Treasury 10-Year
Note Long Futures	06/2005	85	(95)

			$(738)

(f)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co.	3-month USD LIBOR	Pay	4.000%	06/15/2007	$54,000	$115
Lehman Brothers, Inc.	3-month USD-LIBOR plus 1.150%	Receive	7.430%	10/01/2006	1,500	(90)
Merrill Lynch & Co., Inc.	3-month USD LIBOR	Pay	4.000%	06/15/2007	76,000	193
UBS Warburg LLC	3-month USD LIBOR	Receive	3.490%	09/01/2005	500,000	(50)

						$168

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	United Mexican States 7.500%,
	due 04/08/2033	Sell	0.650%	05/20/2005	$1,750	$5
Lehman Brothers, Inc.	General Motors Acceptance Corp.
	6.875% due 08/28/2012	Sell	3.200%	06/20/2007	400	0
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500%
	due 05/15/2026	Sell	0.625%	05/20/2005	5,250	15
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until
	03/31/2007 and 7.500% thereafter,
	due 03/31/2030	Sell	0.700%	05/24/2005	2,000	5
Morgan Stanley Dean Witter & Co.	Republic of Panama 8.875%
	due 09/30/2027	Sell	1.100%	06/20/2005	1,000	4
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	3,000	30

						$59

(g) Premiums received on written options:

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC News America Holdings
7.430% due 10/01/2026	Lehman Brothers, Inc.	100.000	%**	10/01/2006	$1,500	$0	$169

**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  03.31.05  |  Annual Report  61

Schedule of Investments (Cont.)

Short-Term Portfolio II

March 31, 2005

(h)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.250	08/15/2013	$8,720	$8,602	$8,581

(i)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EC	29,824	04/2005	$145	$0	$145
Sell		1,656	04/2005	0	(1)	(1)
Sell		28,290	06/2005	0	(148)	(148)
Buy	JY	899,149	04/2005	0	(173)	(173)
Buy	SK	14,123	06/2005	1	0	1
Sell		12,356	06/2005	63	0	63

				$209	$(322)	$(113)

62  Annual Report  |  03.31.05  |  See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.2%

Banking & Finance 4.2%

Allstate Life Global Funding Trusts
2.760% due 01/25/2008 (a)	$11,600	$11,601
Bear Stearns Cos., Inc.
3.300% due 06/19/2006 (a)	6,100	6,120
CIT Group, Inc.
3.270% due 06/19/2006 (a)	4,900	4,911
3.450% due 09/22/2006 (a)	7,000	7,034
Countrywide Home Loans, Inc.
3.400% due 06/02/2006 (a)	3,765	3,780
Ford Motor Credit Co.
3.040% due 07/07/2005 (a)	5,605	5,595
3.100% due 07/18/2005 (a)	5,325	5,315
7.600% due 08/01/2005	10,975	11,091
General Motors Acceptance Corp.
7.500% due 07/15/2005	20,000	20,162
3.920% due 10/20/2005 (a)	24,950	24,897
3.695% due 05/18/2006 (a)	25,000	24,468
Goldman Sachs Group, Inc.
2.870% due 10/27/2006 (a)	7,700	7,718
2.750% due 01/09/2007 (a)	60,000	60,119
2.990% due 10/07/2011 (a)	2,000	2,011
Japan Finance Corp. for Municipal Enterprises
6.850% due 04/15/2006	51,620	53,302
National Australia Bank Ltd.
3.475% due 05/19/2010 (a)	2,500	2,496
Postal Square LP
6.500% due 06/15/2022	4,240	4,566
Pricoa Global Funding I
2.780% due 01/25/2008 (a)	10,000	10,004
SLM Corp.
2.920% due 07/25/2007 (a)	1,000	1,003
U.S. Trade Funding Corp.
4.260% due 11/15/2014	13,033	12,748
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	29,300	29,297
Washington Mutual, Inc.
3.020% due 11/03/2005 (a)	7,700	7,712

		315,950

Industrials 0.8%

Canada Mortgage & Housing Corp.
3.375% due 12/01/2008	27,900	27,079
DaimlerChrysler NA Holding Corp.
3.890% due 09/26/2005 (a)	11,098	11,135
3.470% due 05/24/2006 (a)	11,060	11,109
3.450% due 09/10/2007 (a)	15,000	15,028

		64,351

Utilities 0.2%

PSEG Power LLC
6.875% due 04/15/2006	6,700	6,891
Southern California Edison Co.
2.930% due 01/13/2006 (a)	5,600	5,611

		12,502

Total Corporate Bonds & Notes (Cost $394,799)		392,803

MUNICIPAL BONDS & NOTES 0.2%

Dawson Ridge, Colorado Metropolitan District No. 1 General Obligation Bonds, Series 1992 0.000% due 10/01/2022	32,400	13,475

Total Municipal Bonds & Notes (Cost $13,446)		13,475

U.S. GOVERNMENT AGENCIES 37.8%

Fannie Mae
2.125% due 02/10/2006	30,705	30,308
2.150% due 04/13/2006	104,500	102,820
2.375% due 12/15/2005	400,000	396,769
2.555% due 10/21/2005 (a)	432,200	432,099
2.744% due 05/28/2035 (a)	2,408	2,408
2.820% due 09/06/2005 (a)	209,500	209,442
2.875% due 10/15/2005-05/19/2008 (d)	104,000	103,160
2.940% due 05/25/2034 (a)	4,931	4,918
2.960% due 07/25/2032 (a)	2,853	2,855
2.970% due 06/25/2033-03/25/2034 (a)(d)	20,744	20,765
2.980% due 06/25/2032 (a)	22	22
3.010% due 03/25/2032 (a)	2,497	2,500
3.020% due 11/25/2032 (a)	186	186
3.087% due 02/01/2041 (a)	7	7
3.287% due 11/01/2030 (a)	6	6
3.325% due 08/25/2021-03/25/2022 (a)(d)	332	334
3.368% due 11/01/2020 (a)	57	58
3.472% due 03/01/2018 (a)	55	56
3.475% due 08/25/2022 (a)	106	108
3.575% due 04/25/2022 (a)	138	140
3.625% due 05/01/2022 (a)	17	18
3.730% due 01/01/2018 (a)	143	145
3.748% due 12/01/2032 (a)	147	150
3.750% due 04/25/2032 (a)	2,496	2,546
3.825% due 07/01/2019 (a)	101	102
3.847% due 03/01/2026 (a)	164	169
3.875% due 09/01/2017-01/01/2018 (a)(d)	86	88
3.956% due 07/01/2028 (a)	77	80
3.991% due 05/01/2025 (a)	38	39
3.998% due 09/01/2033 (a)	35	35
4.079% due 06/01/2021 (a)	5,589	5,667
4.110% due 12/01/2022 (a)	103	105
4.130% due 10/01/2032 (a)	190	196
4.137% due 09/01/2022 (a)	13	13
4.145% due 12/01/2029 (a)	274	280
4.149% due 07/01/2018 (a)	1,338	1,363
4.168% due 12/01/2029 (a)	34	35
4.207% due 09/01/2031 (a)	595	614
4.316% due 09/01/2028 (a)	449	464
4.318% due 12/01/2029 (a)	192	196
4.336% due 12/01/2029 (a)	38	39
4.382% due 02/01/2026 (a)	40	41
4.432% due 06/01/2028 (a)	77	78
4.597% due 10/01/2025 (a)	66	68
4.650% due 08/01/2014 (a)	100	99
5.149% due 04/01/2033 (a)	372	376
5.247% due 06/01/2032 (a)	63	65
5.250% due 01/28/2013	2,235	2,236
5.350% due 04/12/2007	700	700
5.364% due 10/01/2032 (a)	388	382
5.420% due 04/04/2007	11,800	11,802
5.424% due 05/01/2032 (a)	148	151
5.500% due 10/01/2032-04/13/2035 (d)	146,113	146,593
5.572% due 12/01/2031 (a)	96	99
5.643% due 09/01/2026 (a)	1,485	1,480
5.646% due 09/01/2032 (a)	12	12
5.650% due 11/01/2014 (a)	49	50
6.000% due 12/01/2022-09/01/2033 (d)	757	776
6.098% due 08/01/2028 (a)	15	15
6.444% due 06/01/2025 (a)	41	42
6.450% due 05/03/2017	28,115	28,188
6.625% due 11/15/2030	15,500	18,644
7.000% due 07/15/2005	99,000	100,111
7.270% due 01/01/2029 (a)	195	201
8.098% due 02/01/2027 (a)	43	44
Federal Farm Credit Bank
2.620% due 04/04/2006 (a)	15,000	15,012
2.681% due 06/05/2006 (a)	50,000	50,011
2.770% due 07/28/2006 (a)	25,000	25,016
2.780% due 06/20/2006 (a)	23,600	23,618
3.060% due 01/30/2007	16,235	15,978
5.100% due 10/15/2012	2,000	1,992
Federal Home Loan Bank
1.900% due 09/23/2005	25,000	24,839
2.500% due 02/24/2006	160,000	158,380
2.875% due 05/22/2006	172,700	170,985
3.450% due 01/23/2008	17,205	16,889
4.000% due 07/14/2008-03/18/2011 (d)	50,110	49,376
4.070% due 07/16/2014	1,000	938
4.125% due 05/13/2005-11/17/2008 (d)	58,335	58,018
4.200% due 02/05/2007 (a)	14,000	12,973
4.280% due 05/18/2009	46,660	46,387
5.120% due 01/10/2013	5,000	4,992
5.125% due 08/15/2019	98,000	99,479
5.500% due 04/17/2006	20,000	20,356
Freddie Mac
1.625% due 01/09/2006	1,000	985
2.000% due 02/28/2006	86,500	85,225
2.550% due 10/07/2005 (a)	100,000	100,027
2.950% due 10/25/2032 (a)	737	737
2.970% due 07/25/2031 (a)	2,513	2,513
3.034% due 03/25/2044	880	878
3.081% due 08/01/2019 (a)	82	82
3.210% due 05/15/2029 (a)	2,425	2,432
3.310% due 06/15/2030 (a)	282	284
3.500% due 02/15/2010-10/15/2011 (d)	63,160	63,200
3.512% due 02/15/2027 (a)	65	66
3.513% due 02/01/2018 (a)	107	108
3.867% due 02/01/2024-07/01/2029 (a)(d)	337	345
3.940% due 03/01/2025 (a)	6	6
3.982% due 04/01/2027 (a)	88	90
4.017% due 10/01/2031 (a)	71	72
4.140% due 08/01/2020 (a)	88	89
4.276% due 09/01/2031 (a)	5	5
4.298% due 07/01/2020 (a)	370	380
4.333% due 08/01/2031 (a)	46	47
4.371% due 04/01/2032 (a)	131	133
4.400% due 01/01/2032 (a)	271	278
4.453% due 12/01/2027 (a)	173	177
4.500% due 02/15/2011	1,219	1,219
4.656% due 05/01/2032 (a)	82	85
4.870% due 02/01/2032 (a)	279	283
4.915% due 11/01/2018 (a)	4	4
5.000% due 01/15/2034	11,812	11,354
5.075% due 12/01/2031 (a)	83	85
5.178% due 02/01/2032 (a)	97	100
5.425% due 02/01/2025 (a)	37	38
5.449% due 12/01/2031 (a)	1,135	1,170
5.500% due 11/15/2015-06/15/2034 (d)	11,370	11,330
5.700% due 02/15/2031	220	221
6.500% due 10/25/2043	4,396	4,540
7.000% due 12/01/2031	230	242
Government National Mortgage Association
3.250% due 02/20/2030 (a)	6,728	6,799
3.375% due 04/20/2023-05/20/2030 (a)(d)	4,602	4,669
3.750% due 07/20/2025-08/20/2026 (a)(d)	2,408	2,441
4.125% due 10/20/2023-10/20/2024 (a)(d)	335	341
5.000% due 05/20/2034	22,156	19,643
6.500% due 04/15/2029-06/15/2029 (d)	313	328
8.500% due 03/20/2025	191	200
Housing Urban Development
3.090% due 08/01/2006	4,000	3,961

See accompanying notes  |  03.31.05  |  Annual Report  63

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
4.930% due 08/01/2014	$4,000	$4,020
Overseas Private Investment Corp.
2.360% due 08/15/2007	7,813	7,698
2.890% due 12/15/2007	6,500	6,130
Small Business Administration
2.875% due 05/25/2021-01/25/2022 (a)(d)	2,487	2,487
3.000% due 03/25/2025-07/25/2025 (a)(d)	2,463	2,465
3.100% due 01/25/2019-11/25/2024 (a)(d)	3,066	3,077
3.250% due 05/25/2025 (a)	1,628	1,630
4.500% due 03/01/2023	1,461	1,423
4.770% due 04/01/2024	11,742	11,584
4.875% due 09/10/2013	2,700	2,705
4.930% due 01/01/2024	9,478	9,444
5.136% due 08/10/2013	28,405	28,689
5.240% due 08/01/2023	5,927	6,006
7.060% due 11/01/2019	2,999	3,218
7.220% due 11/01/2020	2,749	2,981
7.449% due 08/01/2010	966	1,032
8.017% due 02/10/2010	3,514	3,776

Total U.S. Government Agencies (Cost $2,865,590)		2,854,374

U.S. TREASURY OBLIGATIONS 18.0%

U.S. Treasury Bonds
13.875% due 05/15/2011	31,500	35,038
8.875% due 02/15/2019	131,900	186,721
U.S. Treasury Notes
3.375% due 02/28/2007	868,500	862,427
3.000% due 02/15/2009	113,600	109,282
3.875% due 05/15/2009	162,100	160,783
U.S. Treasury Strips
0.000% due 02/15/2019 (b)	7,300	3,720
0.000% due 11/15/2021 (b)	1,700	747

Total U.S. Treasury Obligations (Cost $1,365,661)		1,358,718

MORTGAGE-BACKED SECURITIES 5.6%

Bank of America Mortgage Securities, Inc.
5.579% due 10/20/2032 (a)	2,462	2,482
6.500% due 09/25/2033	3,179	3,241
Bear Stearns Adjustable Rate Mortgage Trust
5.934% due 06/25/2032 (a)	419	422
5.348% due 02/25/2033 (a)	1,274	1,288
5.431% due 03/25/2033 (a)	280	281
5.095% due 04/25/2033 (a)	1,971	1,974
5.366% due 04/25/2033 (a)	2,297	2,293
3.150% due 10/25/2033 (a)	6,471	6,476
4.736% due 12/25/2033 (a)	2,797	2,788
4.270% due 01/25/2034 (a)	3,880	3,870
3.130% due 02/25/2034 (a)	6,308	6,332
3.738% due 11/25/2034 (a)	22,619	22,723
Bear Stearns Commercial Mortgage Securities, Inc.
3.020% due 05/14/2016 (a)	12,100	12,112
CBA Commercial Small Balance Commercial Mortgage
3.130% due 12/25/2034 (a)	9,831	9,813
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	287	289
Commercial Mortgage Pass-Through Certiciates
3.060% due 03/15/2020 (a)	7,700	7,702
Countrywide Alternative Loan Trust
3.000% due 06/25/2034 (a)	3,350	3,352
3.040% due 07/25/2034 (a)	7,589	7,597
3.060% due 05/25/2035 (a)	8,000	7,969
Countrywide Home Loan Mortgage Pass-Through Trust
3.180% due 02/25/2035 (a)	10,545	10,557
3.190% due 02/25/2035 (a)	5,304	5,312
2.547% due 04/25/2035 (a)	4,479	4,531
3.140% due 04/25/2035 (a)	4,972	4,978
Countrywide Home Loans, Inc.
5.045% due 09/19/2032 (a)	836	823
6.000% due 02/25/2033	4,271	4,302
3.120% due 04/25/2034 (a)	1,605	1,593
3.130% due 08/25/2034 (a)	5,704	5,699
CS First Boston Mortgage Securities Corp.
2.930% due 02/15/2014 (a)	13,840	13,825
6.300% due 11/11/2030	550	581
1.945% due 03/25/2032 (a)	3,288	3,273
5.729% due 05/25/2032 (a)	273	276
5.195% due 06/25/2032 (a)	561	565
3.400% due 04/25/2033 (a)	1,130	1,133
2.165% due 08/25/2033 (a)	11,316	11,203
Federal Agricultural Mortgage Corp.
7.263% due 07/25/2011	2,935	2,984
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	2,616	2,621
3.060% due 11/15/2030 (a)	3,189	3,169
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	410	452
GS Mortgage Securities Corp.
2.960% due 11/15/2015 (a)	5,253	5,253
GSRPM Mortgage Loan Trust
3.550% due 01/25/2032 (a)	1,517	1,533
Harborview Mortgage Loan Trust
3.220% due 02/25/2034 (a)	12,258	12,283
2.890% due 04/19/2035 (a)	9,800	9,805
Homestar Mortgage Acceptance Corp.
3.040% due 01/25/2022 (a)	7,147	7,152
Impac CMB Trust
3.250% due 07/25/2033 (a)	655	656
Indymac Index Mortgage Loan Trust
3.180% due 09/25/2034 (a)	13,545	13,538
Indymac Loan Trust
3.230% due 11/25/2008 (a)	5,782	5,787
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,900	1,888
Mellon Residential Funding Corp.
3.250% due 12/15/2030 (a)	3,923	3,929
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)	1,284	1,264
Morgan Stanley Capital I, Inc.
4.490% due 01/13/2041	350	342
Prime Mortgage Trust
5.000% due 02/25/2019 (a)	14,181	14,213
Residential Accredit Loans, Inc.
3.250% due 01/25/2033 (a)	6,558	6,569
3.250% due 03/25/2033 (a)	14,686	14,694
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	4,202	4,386
Residential Asset Securitization Trust
5.500% due 07/25/2033	5,894	5,904
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	870	895
Sequoia Mortgage Trust
3.200% due 10/19/2026 (a)	12,840	12,861
3.190% due 06/20/2032 (a)	2,502	2,500
3.200% due 07/20/2033 (a)	13,740	13,674
3.320% due 07/20/2033 (a)	4,986	4,996
Structured Asset Mortgage Investments, Inc.
5.000% due 03/25/2032 (a)	469	475
3.200% due 03/19/2034 (a)	10,280	10,302
3.140% due 07/19/2034 (a)	10,153	10,155
1.800% due 04/25/2035 (a)	8,300	8,305
Structured Asset Securities Corp.
3.350% due 07/25/2032 (a)	925	926
3.350% due 07/25/2032 (a)	646	647
3.350% due 07/25/2032 (a)	4,045	4,054
2.970% due 03/25/2035 (a)	2,326	2,328
Washington Mutual
1.000% due 05/25/2035 (a)	22,350	22,350
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	243	244
3.120% due 12/25/2027 (a)	19,369	19,362
5.092% due 02/25/2033 (a)	90	91
5.389% due 02/25/2033 (a)	996	1,000
5.028% due 05/25/2033 (a)	1,589	1,595
3.433% due 02/27/2034 (a)	2,780	2,770
3.422% due 06/25/2042 (a)	9,964	10,062
Wells Fargo Mortgage-Backed Securities Trust
4.501% due 11/25/2033 (a)	989	958

Total Mortgage-Backed Securities (Cost $421,684)		420,627

ASSET-BACKED SECURITIES 6.0%

ACE Securities Corp.
3.190% due 06/25/2032 (a)	182	182
Advanta Revolving Home Equity Loan Trust
3.220% due 01/25/2024 (a)	255	255
Ameriquest Mortgage Securities, Inc.
3.260% due 03/25/2033 (a)	3,101	3,115
2.940% due 04/25/2034 (a)	336	336
2.980% due 08/25/2034 (a)	383	384
2.950% due 04/25/2035 (a)	2,000	1,999
Amortizing Residential Collateral Trust
3.170% due 04/25/2029 (a)	3,054	3,072
Argent Securities, Inc.
2.960% due 05/25/2034 (a)	620	621
Asset-Backed Securities Corp. Home Equity Loan Trust
3.070% due 06/15/2031 (a)	486	489
3.080% due 11/15/2031 (a)	190	190
Bayview Financial Acquisition Trust
3.300% due 05/28/2034 (a)	2,033	2,040
Bear Stearns Asset-Backed Securities, Inc.
3.350% due 06/25/2031 (a)	21,563	21,585
3.350% due 11/25/2042 (a)	13,180	13,244
Capital Auto Receivables Asset Trust
2.860% due 01/16/2006 (a)	1,352	1,353
Caterpillar Financial Asset Trust
2.270% due 03/25/2009	235	231
CDC Mortgage Capital Trust
3.220% due 08/25/2033 (a)	651	652
Centex Home Equity
2.980% due 11/25/2028 (a)	4,763	4,766
3.130% due 06/25/2033 (a)	877	878
3.130% due 01/25/2034 (a)	3,395	3,398
Chase Credit Card Master Trust
2.870% due 03/17/2008 (a)	1,100	1,101
Chase Funding Loan Acquisition Trust
3.180% due 01/25/2033 (a)	1,643	1,648
Chase Funding Mortgage Loan Asset-Backed Certificates
3.100% due 10/25/2031 (a)	5,408	5,416
CIT Group Home Equity Loan Trust
3.120% due 06/25/2033 (a)	3,431	3,440
Citibank Credit Card Issuance Trust
4.400% due 05/15/2007	5,500	5,512
Citifinancial Mortgage Securities, Inc.
3.150% due 01/25/2033 (a)	202	202
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,639
Countrywide Asset-Backed Certificates
3.020% due 12/25/2018 (a)	415	415
3.040% due 09/25/2021 (a)	2,745	2,746
2.940% due 06/25/2022 (a)	1,258	1,259
2.990% due 09/25/2022 (a)	3,200	3,203
2.990% due 05/25/2023 (a)	3,684	3,687
2.960% due 08/25/2023 (a)	2,710	2,712
3.000% due 10/25/2023 (a)	3,334	3,336
3.090% due 12/25/2031 (a)	948	949
3.030% due 02/25/2035 (a)	572	573
Credit-Based Asset Servicing & Securitization LLC
3.100% due 09/25/2033 (a)	5,004	5,008

64  Annual Report  |  03.31.05  |  See accompanying notes

	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.
3.160% due 01/25/2032 (a)	$407	$411
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.080% due 09/25/2030 (a)	1,818	1,820
2.970% due 07/25/2033 (a)	242	243
2.820% due 02/25/2034 (a)	6,904	6,886
2.940% due 03/25/2034 (a)	576	576
Fremont Home Loan Trust
2.940% due 02/25/2034 (a)	148	148
2.960% due 01/25/2035 (a)	9,467	9,475
3.010% due 03/25/2035 (a)	13,259	13,272
2.699% due 06/25/2035 (a)	6,000	5,998
GMAC Mortgage Corp. Loan Trust
2.950% due 10/25/2033 (a)	7,217	7,221
GSAMP Trust
3.020% due 06/20/2033 (a)	147	147
3.200% due 06/25/2034 (a)	7,026	7,046
3.000% due 08/25/2034 (a)	1,174	1,174
GSRPM Mortgage Loan Trust
3.230% due 09/25/2042 (a)	10,979	11,040
HFC Home Equity Loan Asset-Backed Certificates
3.300% due 07/20/2032 (a)	5,477	5,491
3.200% due 10/20/2032 (a)	923	924
3.200% due 09/20/2033 (a)	5,116	5,136
Home Equity Asset Trust
3.310% due 02/25/2033 (a)	819	824
3.260% due 03/25/2033 (a)	2,344	2,348
3.310% due 05/25/2033 (a)	627	631
3.000% due 08/25/2034 (a)	13,218	13,226
Home Equity Mortgage Trust
3.000% due 12/25/2034 (a)	2,817	2,819
2.970% due 07/25/2035 (a)	16,000	16,008
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)	2,024	2,030
Indymac Index Mortgage Loan Trust
3.170% due 01/25/2035 (a)	34,416	34,437
Irwin Home Equity Loan Trust
3.370% due 06/25/2028 (a)	2,939	2,953
3.100% due 11/25/2028 (a)	2,265	2,265
Long Beach Mortgage Loan Trust
3.000% due 02/25/2024 (a)	1,609	1,610
3.250% due 03/25/2033 (a)	322	322
3.170% due 06/25/2033 (a)	2,691	2,695
3.170% due 07/25/2033 (a)	5,694	5,707
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	92	97
Merrill Lynch CLO Pilgrim-3
3.382% due 06/23/2010 (a)	223	222
Merrill Lynch Mortgage Investors, Inc.
3.210% due 06/25/2034 (a)	2,843	2,847
2.950% due 12/25/2034 (a)	78	78
Mid-State Trust
7.340% due 07/01/2035	436	461
Morgan Stanley Asset-Backed Securities Capital I, Inc.
2.980% due 03/25/2034 (a)	422	422
2.980% due 03/25/2034 (a)	359	360
2.980% due 04/25/2034 (a)	1,712	1,713
Morgan Stanley Auto Loan Trust
1.460% due 07/15/2007	1,159	1,150
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)	483	488
Morgan Stanley Home Equity Loans
2.970% due 01/25/2035 (a)	3,247	3,250
Novastar Home Equity Loan
3.130% due 01/25/2031 (a)	752	752
3.180% due 09/25/2031 (a)	964	966
NPF XII, Inc.
2.463% due 11/01/2024 (c)	10,000	784
Option One Mortgage Loan Trust
2.980% due 02/25/2035 (a)	2,396	2,397
RAFC Asset-Backed Trust
3.240% due 11/25/2029 (a)	1,421	1,425
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)	118	118
3.350% due 12/25/2033 (a)	5,581	5,611
3.030% due 02/25/2035 (a)	5,503	5,507
Residential Asset Mortgage Products, Inc.
2.960% due 12/25/2022 (a)	7,897	7,901
2.950% due 11/25/2024 (a)	25,000	24,954
2.960% due 01/25/2026 (a)	3,778	3,780
2.990% due 04/25/2026 (a)	12,505	12,517
3.180% due 12/25/2033 (a)	14,692	14,694
3.100% due 02/25/2034 (a)	6,715	6,730
Residential Asset Securities Corp.
2.980% due 11/25/2024 (a)	10,270	10,276
3.120% due 04/25/2032 (a)	3,587	3,599
3.150% due 01/25/2034 (a)	154	154
Residential Funding Mortgage Securities II, Inc.
2.950% due 03/25/2018 (a)	160	160
Salomon Brothers Mortgage Securities VII, Inc.
3.750% due 01/25/2032 (a)	1,330	1,337
3.150% due 03/25/2032 (a)	1,316	1,321
Saxon Asset Securities Trust
3.120% due 01/25/2032 (a)	242	242
3.110% due 08/25/2032 (a)	236	236
3.250% due 12/25/2032 (a)	2,075	2,078
Sears Credit Account Master Trust
7.000% due 09/16/2009	500	508
Security National Mortgage Loan Trust
3.010% due 02/25/2015	14,927	14,843
SLM Student Loan Trust
2.690% due 04/27/2009 (a)	2,846	2,845
2.680% due 07/27/2009 (a)	3,088	3,090
2.250% due 12/15/2032	27,730	27,626
Soundview Home Equity Loan Trust
2.970% due 04/25/2035 (a)	2,865	2,867
Specialty Underwriting & Residential Finance
3.180% due 06/25/2034 (a)	1,277	1,282
Structured Asset Investment Loan Trust
3.020% due 10/25/2033 (a)	847	847
Structured Asset Securities Corp.
3.350% due 05/25/2032 (a)	4,632	4,647
2.980% due 12/25/2033 (a)	2,294	2,295
3.250% due 05/25/2034 (a)	6,311	6,343
2.970% due 06/25/2034 (a)	162	162
Truman Capital Mortgage Loan Trust
3.190% due 01/25/2034 (a)	1,525	1,525
Volkswagen Auto Lease Trust
2.360% due 12/20/2005	452	452

Total Asset-Backed Securities (Cost $462,420)		454,478

SOVEREIGN ISSUES 0.8%

AID-Israel
0.000% due 11/01/2024	178,000	63,904

Total Sovereign Issues (Cost $62,811)		63,904

PURCHASED CALL OPTIONS 0.0%

	Notional Amounts (000s)

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%** Exp. 12/16/2005	256,000	107

	# of Contracts

Eurodollar June Futures (CME)
Strike @ $96.500 Exp. 05/13/2005	3,600	326

Total Purchased Call Options (Cost $1,283)		433

PURCHASED PUT OPTIONS 0.0%

1-Year Interest Rate Swap (OTC)
Strike @ 3.750%* Exp. 12/16/2005	256,000	1,917
Eurodollar June Futures (CME)
Strike @ $96.500 Exp. 05/13/2005	3,600	461
Strike @ $95.750 Exp. 06/13/2005	35	0

Total Purchased Put Options (Cost $1,419)		2,378

PREFERRED STOCK 0.1%

	Shares
Fannie Mae
7.000% due 12/31/2049 (a)	137,700	7,651

Total Preferred Stock (Cost $6,885)		7,651

SHORT-TERM INSTRUMENTS 44.1%

	Principal Amount (000s)

Certificates of Deposit 3.1%

Bank of America, N.A.
2.610% due 04/20/2005	$53,800	53,800
Wells Fargo Bank, N.A.
2.790% due 04/11/2005	182,200	182,200

		236,000

Commercial Paper 22.8%

Fannie Mae
2.580% due 04/27/2005	51,100	51,005
2.730% due 05/02/2005	8,900	8,879
2.515% due 05/19/2005	35,000	34,883
2.532% due 06/08/2005	114,900	114,253
2.675% due 06/13/2005	120,600	119,868
2.784% due 06/15/2005	130,000	129,189
2.950% due 06/22/2005	16,400	16,287
2.875% due 06/27/2005	66,500	66,013
2.960% due 06/29/2005	19,100	18,957
2.990% due 08/08/2005	181,500	179,462
Federal Home Loan Bank
2.515% due 04/15/2005	50,000	49,947
2.950% due 07/01/2005	163,141	161,888
Freddie Mac
2.380% due 04/01/2005	84,100	84,100
2.385% due 04/04/2005	68,300	68,286
2.396% due 04/05/2005	83,700	83,678
2.710% due 06/17/2005	91,100	90,515
HBOS Treasury Services PLC
2.600% due 04/07/2005	56,600	56,575
Lloyds Bank PLC
2.765% due 04/29/2005	200,000	199,570
UBS Finance, Inc.
2.830% due 04/01/2005	87,800	87,800
3.025% due 07/22/2005	98,700	97,751

		1,718,906

See accompanying notes  |  03.31.05  |  Annual Report  65

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

March 31, 2005

	Principal Amount (000s)	Value (000s)
Repurchase Agreements 12.1%

UBS Warburg LLC
2.400% due 04/01/2005	$316,000	$316,000
(Dated 03/31/2005. Collateralized by U.S.
Treasury Bills 2.870% due 08/11/2005 valued at
$49,475 and U.S. Treasury Notes 5.875% due
11/15/2005 valued at $273,005. Repurchase
proceeds are $316,021.)
2.510% due 04/01/2005	600,000	600,000
(Dated 03/31/2005. Collateralized by Treasury
Inflation Protected Securities 3.875% due
01/15/2009 valued at $470,779 and U.S.
Treasury Strips 0.000% due 05/15/2008-
11/15/2009 valued at $207,753. Repurchase
proceeds are $600,042.)

		916,000

U.S. Treasury Bills 6.1%

2.669% due 04/15/2005-06/16/2005 (d)(e)(g)	462,029	460,846

Total Short-Term Instruments (Cost $3,332,206)		3,331,752

Total Investments (f) 117.8% (Cost $8,928,204)		$8,900,593

Written Options (i) (0.2%) (Premiums $13,750)		(12,129)

Other Assets and Liabilities (Net) (17.6%)		(1,334,799)

Net Assets 100.0%		$7,553,665

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Principal only security.
(c)	Security is in default.
(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(e)	Securities with an aggregate market value of $49,760 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(f)	As of March 31, 2005, portfolio securities with an aggregate market value of $182,291 were valued with reference to securities whose prices are more readily obtainable.
(g)	Securities with an aggregate market value of $53,782 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March
Long Futures	03/2006	125	$(197)
Eurodollar September
Long Futures	09/2005	352	(432)
Eurodollar December
Long Futures	12/2005	10,309	(9,735)
U.S. Treasury 10-Year
Note Long Futures	06/2005	1,416	(752)
U.S. Treasury 10-Year
Note Long Futures	06/2005	10,548	5,108
U.S. Treasury 2-Year
Note Long Futures	06/2005	1,733	(926)
U.S. Treasury 30-Year
Bond Long Futures	06/2005	1,282	(2,423)
U.S. Treasury 30-Year
Bond Long Futures	06/2005	8,859	4,202
U.S. Treasury 5-Year
Note Long Futures	06/2005	4,276	(2,870)
U.S. Treasury 5-Year
Note Short Futures	06/2005	762	131

			$(7,894)

(h)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Receive	5.000%	06/15/2015	$236,100	$5,402
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	142,800	3,308
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	613,000	(9,445)
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	159,000	4,113
Merrill Lynch & Co., Inc.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	273,700	(5,688)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Pay	4.000%	06/15/2010	222,100	(4,631)
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015	172,600	3,940
UBS Warburg LLC	3-month USD LIBOR	Pay	4.000%	06/15/2010	131,000	(2,443)

						$(5,444)

66  Annual Report  |  03.31.05  |  See accompanying notes

(i)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CME Eurodollar December Futures	$96.250	12/19/2005	10,000	$2,720	$1,625
Put - CME Eurodollar June Futures	95.000	06/19/2006	2,791	1,385	1,186

				$4,105	$2,811

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	4.500	%**	05/02/2008	$51,200	$1,024	$764
Put - OTC 7-Year Interest Rate Swap	Bank of America	5.500	%*	05/02/2008	51,200	1,214	1,451
Call - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	4.500	%**	05/02/2008	113,000	2,497	1,685
Put - OTC 7-Year Interest Rate Swap	J.P. Morgan Chase & Co.	5.500	%*	05/02/2008	113,000	2,678	3,203
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.500	%**	05/02/2008	51,200	1,024	764
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	5.500	%*	05/02/2008	51,200	1,208	1,451

						$9,645	$9,318

*	The Portfolio will pay a floating rate based on 3-month USD-LIBOR.
**	The Portfolio will receive a floating rate based on 3-month USD-LIBOR.

See accompanying notes  |  03.31.05  |  Annual Report  67

Notes to Financial Statements

March 31, 2005

1. Organization

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 54 separate investment funds (the “Funds”), twelve of which are presented herein. The Asset-Backed Securities, Emerging Markets (Local Markets), Emerging Markets, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Government Sector Portfolios (the “Portfolios”) are a series of the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Portfolios may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as a component of interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from financial accounting principles generally accepted in the United States of America (“GAAP”). Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gains reported in a Portfolio’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Delayed Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

68  Annual Report  |  03.31.05

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Portfolios are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Currency symbols utilized throughout reports are defined as follows:

BP	- British Pound	N$	- New Zealand Dollar
BR	- Brazilian Real	PN	- Peruvian New Sol
C$	- Canadian Dollar	PZ	- Polish Zloty
CK	- Czech Koruna	RP	- Indian Rupee
CO	- Colombian Peso	RR	- Russian Ruble
CP	- Chilean Peso	S$	- Singapore Dollar
CY	- Chinese Yuan Renminbi	SK	- Swedish Krona
EC	- Euro	SR	- South African Rand
H$	- Hong Kong Dollar	SV	- Slovakian Koruna
JY	- Japanese Yen	T$	- Taiwan Dollar
KW	- South Korean Won	TB	- Thai Baht
MP	- Mexican Peso	TL	- Turkish Lira

Forward Currency Transactions. Certain Portfolios may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Portfolio’s Statement of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts, and believes the risk of loss to be remote.

Inflation-Indexed Bonds. Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended March 31, 2005, the Portfolios had no unfunded loan commitments.

03.31.05  |  Annual Report  69

Notes to Financial Statements (Cont.)

March 31, 2005

Options Contracts. Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolio may also purchase put and call options. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included in a Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Payment In-Kind Securities. Certain Portfolios may invest in payment in-kind securities. Payment in-kind securities (PIKs) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment in the Statements of Assets and Liabilities.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Portfolio may decline below the repurchase price of the security. A Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Portfolios may enter into short sales transactions. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities. Certain Portfolios may invest in stripped mortgage-backed securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. Payments received for IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income on the Statements of Operations.

Swap Agreements. Certain Portfolios may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Portfolio may enter into interest rate, total return, forward spread lock, and credit default swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms and the respective swap agreements.

70  Annual Report  |  03.31.05

Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

As a result of FASB Emerging Issues Task Force (“EITF”) consensus, No. 03-11, and related SEC staff guidance, certain Portfolios have reclassified periodic payments made or received under swap agreements, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year’s Statements of Changes in Net Assets and the per share amounts in the prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

There is no effect on the Funds’ net asset value, either in total or per share, or their increase (decrease) in net assets from operations during any period. Reclassification from net investment income to net realized and unrealized gain/(loss) in the Statement of Operations and Statements of Changes in Net Assets and the effect of the reclassification on the Financial Highlights is as follows:

	Net Investment Income Increase (Decrease) (000s)		Net Investment Income Per Share Increase (Decrease)*
Portfolio Name	2005	2004	2005	2004	2003	2002	2001
Asset-Backed Securities Portfolio	$(140)	$(626)	$(0.01)	$(0.03)	$(0.01)	$0.00	$0.00
Emerging Markets Portfolio	(7,234)	(7,800)	(0.07)	(0.08)	(0.06)	(0.01)	0.00
Emerging Markets Portfolio (Local Markets)	0	N/A	0.00	N/A	N/A	N/A	N/A
High Yield Portfolio	(114)	(198)	(0.01)	(0.01)	(0.02)	0.00	0.00
International Portfolio	28,968	39,225	0.05	0.18	0.18	0.03	0.01
Investment Grade Corporate Portfolio	(1,457)	(2,598)	(0.01)	(0.01)	(0.03)	(0.01)	0.00
Mortgage Portfolio	62	(2,746)	0.00	(0.01)	(0.01)	0.00	(0.09)
Municipal Sector Portfolio	0	0	0.00	0.00	0.00	0.00	0.10
Real Return Portfolio	(4)	0	0.00	0.00	0.00	0.00	0.00
Short-Term Portfolio	(107)	(444)	0.00	0.00	0.00	0.01	(0.01)
Short-Term Portfolio II	(109)	4	0.00	0.00	0.00	N/A	N/A
U.S. Government Sector Portfolio	0	0	0.00	0.00	0.01	0.01	(0.01)

*	The increase (decrease) of Net Investment Income Per Share increased (decreased) the Ratio of Net Investment Income to Average Net Assets.

03.31.05  |  Annual Report  71

Notes to Financial Statements (Cont.)

March 31, 2005

U.S. Government Agencies or Government-Sponsored Enterprises. Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary partnership of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio, at an annual rate based on average daily net assets of each Portfolio. The Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee is charged at an annual rate as noted in the following table.

Portfolio Name	Investment Advisory Fee	Administrative Fee
Asset-Backed Securities Portfolio	0.02%	0.03%
Emerging Markets Portfolio	0.02%	0.10%
Emerging Markets Portfolio (Local Markets)	0.02%	0.10%
High Yield Portfolio	0.02%	0.03%
International Portfolio	0.02%	0.10%
Investment Grade Corporate Portfolio	0.02%	0.03%
Mortgage Portfolio	0.02%	0.03%
Municipal Sector Portfolio	0.02%	0.03%
Real Retun Portfolio	0.02%	0.03%
Short-Term Portfolio	0.02%	0.03%
Short-Term Portfolio II	0.02%	0.03%
U.S. Government Sector Portfolio	0.02%	0.03%

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Markets (Local Markets) and Short-Term II Portfolios administrative fees to the extent that the payment of each Portfolio’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after each Portfolio’s first fiscal year-end. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Portfolios’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows:

	03/31/2003		03/31/2004		03/31/2005
Emerging Markets Portfolio (Local Markets)	$	N/A	$	N/A	$30
Short-Term Portfolio II		8,939		0	0

Effective January 1, 2005, each unaffiliated Trustee receives an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended, and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $7,500 and each other committee chair receives an additional annual retainer of $1,500. Prior to January 1, 2005, each unaffiliated Trustee received an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair received an additional annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Distributor. Allianz Global Investors Distributors LLC (the “Distributor”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P., formerly known as PA Distributors LLC, and serves as the distributor of the Trust’s shares.

72  Annual Report  |  03.31.05

4. Purchases and Sales of Securities

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2005, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Asset-Backed Securities Portfolio	$67,375	$54,836	$319,424	$148,813
Emerging Markets Portfolio	45,639	45,594	4,927,359	4,674,845
Emerging Markets Portfolio (Local Markets)	0	0	1,954	1,941
High Yield Portfolio	1,446	521	228,503	197,656
International Portfolio	130,853	164,552	2,756,325	2,695,678
Investment Grade Corporate Portfolio	2,805	3,540	307,121	578,062
Mortgage Portfolio	57,411,876	50,910,220	1,402,323	304,596
Municipal Sector Portfolio	1,886	2,057	369,378	381,563
Real Return Portfolio	6,900,102	6,680,644	212,620	198,777
Short-Term Portfolio	2,675,180	2,585,242	601,591	573,533
Short-Term Portfolio II	1,705,415	1,542,429	850,090	459,372
U.S. Government Sector Portfolio	20,726,341	18,682,751	1,217,821	494,384

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	High Yield Portfolio	Investment Grade Corporate Portfolio	Mortgage Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
					Premium
Balance at 03/31/2004	$566	$0	$1,105	$1,325	$8,843	$1,667	$7,181	$737	$12,309
Sales	0	1,078	74	2,760	764	569	0	0	38,807
Closing Buys	(238)	(262)	(654)	(1,180)	(5,980)	(82)	(1,654)	(35)	(4,546)
Expirations	(239)	(816)	(476)	(2,376)	(13)	(1,857)	(5,527)	(702)	(32,820)

Balance at 03/31/2005	$89	$0	$49	$529	$3,614	$297	$0	$0	$13,750

6. Security Transactions with Affiliated Funds

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures each transaction is effected at the current market price. During the period ended March 31, 2005, the Portfolios below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

	Purchases	Sales
Emerging Markets Bond Portfolio	$32,789	$71,358
High Yield Portfolio	50,952	38,484
Investment Grade Portfolio	2,531	11,988
Municipal Sector Portfolio	6,879	0
Real Return Portfolio	56,683	0

03.31.05  |  Annual Report  73

Notes to Financial Statements (Cont.)

March 31, 2005

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Emerging Markets Portfolio				Emerging Markets Portfolio (Local Markets)
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,646	$17,583	6,513	$70,801	54,009	$611,478	34,202	$415,317	11,541	$122,941
Issued as reinvestment of distributions	831	8,802	1,231	13,277	11,520	128,315	19,834	228,098	120	1,303
Cost of shares redeemed	(2,032)	(21,611)	(7,146)	(77,852)	(37,103)	(406,242)	(56,145)	(693,126)	(90)	(1,000)

Net increase (decrease) resulting from Portfolio share transactions	445	$4,774	598	$6,226	28,426	$333,551	(2,109)	$(49,711)	11,571	$123,244

	High Yield Portfolio				International Portfolio				Investment Grade Corporate Portfolio
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	10,212	$86,950	15,216	$126,449	1,056,091	$6,084,326	509,853	$3,366,979	15,653	$167,703	57,789	$657,765
Issued as reinvestment of distributions	1,920	15,955	2,636	21,822	47,391	270,744	87,989	483,061	17,328	176,944	21,914	248,299
Cost of shares redeemed	(7,669)	(64,182)	(48,563)	(395,893)	(1,185,544)	(6,876,103)	(271,993)	(1,936,773)	(50,357)	(543,067)	(349,055)	(3,962,301)

Net increase (decrease) resulting from Portfolio share transactions	4,463	$38,723	(30,711)	$(247,622)	(82,062)	$(521,033)	325,849	$1,913,267	(17,376)	$(198,420)	(269,352)	$(3,056,237)

	Mortgage Portfolio				Municipal Sector Portfolio				Real Return Portfolio
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	586,239	$6,183,806	362,422	$3,923,343	32,029	$325,026	22,303	$230,956	106,444	$1,241,958	95,662	$1,090,746
Issued as reinvestment of distributions	33,412	350,596	30,390	325,697	1,907	19,377	1,142	11,851	8,979	103,054	7,459	85,882
Cost of shares redeemed	(157,757)	(1,659,149)	(626,754)	(6,800,244)	(35,336)	(365,055)	(12,841)	(131,745)	(86,394)	(996,049)	(41,282)	(482,234)

Net increase (decrease) resulting from Portfolio share transactions	461,894	$4,875,253	(233,942)	$(2,551,204)	(1,400)	$(20,652)	10,604	$111,062	29,029	$348,963	61,839	$694,394

	Short-Term Portfolio				Short-Term Portfolio II				U.S. Government Sector Portfolio
	Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004		Year Ended 03/31/2005		Year Ended 03/31/2004
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	252,031	$2,474,305	601,568	$5,927,587	87,701	$886,601	294,916	$2,977,074	804,049	$8,753,702	863,670	$9,470,890
Issued as reinvestment of distributions	6,762	66,267	6,348	62,447	4,205	42,430	978	9,870	42,501	462,337	10,083	111,267
Cost of shares redeemed	(389,627)	(3,829,510)	(426,304)	(4,196,802)	(169,185)	(1,712,884)	(59,232)	(597,924)	(781,301)	(8,546,749)	(639,528)	(7,020,009)

Net increase (decrease) resulting from Portfolio share transactions	(130,834)	$(1,288,938)	181,612	$1,793,232	(77,279)	$(783,853)	236,662	$2,389,020	65,249	$669,290	234,225	$2,562,148

74  Annual Report  |  03.31.05

8. Federal Income Tax Matters

As of March 31, 2005, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Appreciation/ (Depreciation) on Derivatives and Foreign Currency Denominated Assets/Liabilities(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferral(4)
Asset-Backed Securities Portfolio	$894	$0	$(359)	$(1)	$(350)	$(505)
Emerging Markets Portfolio	10,836	3,388	623	0	0	0
Emerging Markets Portfolio (Local Markets)	3,277	0	502	0	0	(11)
High Yield Portfolio	4,354	0	(54)	(2)	(14,843)	(15)
International Portfolio	232,848	20,704	55,075	0	0	(17,278)
Investment Grade Corporate Portfolio	4,119	994	(1,762)	0	0	0
Mortgage Portfolio	0	0	(1,178)	0	0	(4,484)
Municipal Sector Portfolio	2,918	45	(1)	(1)	0	(1,002)
Real Return Portfolio	4,752	468	7,493	0	0	(2,852)
Short-Term Portfolio	6,130	0	247	0	(8,847)	(6,281)
Short-Term Portfolio II	5,710	26	822	0	0	(4,543)
U.S. Government Sector Portfolio	11,054	319	(5,115)	0	0	(57,376)

(1)	Adjusted for accelerated recognition of unrealized gain/(loss) or deferral of realized losses for certain options, futures, foreign currency transactions, swap contracts, amortization of swap premiums, and tax straddle deferrals.
(2)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.
(3)	Capital loss carryovers which expire in varying amounts through March 31, 2013 may be limited under current tax laws.
(4)	Capital losses realized during the period November 1, 2004 through March 31, 2005 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.

As of March 31, 2005, the Portfolios had accumulated capital losses expiring in the following years (amounts in thousands). The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	2009	2010	2013
Asset-Backed Securities Portfolio	$0	$0	$350
High Yield Portfolio	12,620	2,223	0
Short-Term Portfolio	0	0	8,847

As of March 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
Asset-Backed Securities Portfolio	$316,839	$1,517	$(4,765)	$(3,248)
Emerging Markets Portfolio	1,762,005	34,832	(17,195)	17,637
Emerging Markets Portfolio (Local Markets)	126,175	0	(11)	(11)
High Yield Portfolio	204,592	5,123	(3,731)	1,392
International Portfolio	2,159,173	42,219	(16,147)	26,072
Investment Grade Corporate Portfolio	964,074	30,504	(29,705)	799
Mortgage Portfolio	15,150,134	29,909	(137,367)	(107,458)
Municipal Sector Portfolio	352,146	6,920	(5,656)	1,264
Real Return Portfolio	1,905,136	24,907	(6,438)	18,469
Short-Term Portfolio	4,810,867	0	(4,984)	(4,984)
Short-Term Portfolio II	2,184,498	1,790	(2,277)	(487)
U.S. Government Sector Portfolio	8,936,605	8,562	(44,574)	(36,012)

(5)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to interest only basis adjustments, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

03.31.05  |  Annual Report  75

Notes to Financial Statements (Cont.)

March 31, 2005

As of fiscal year ended March 31, 2005, the Portfolios made the following tax basis distributions (amounts in thousands):

	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
Asset-Backed Securities Portfolio	$9,146	$0	$0
Emerging Markets Portfolio	119,635	12,000	0
Emerging Markets Portfolio (Local Markets)	1,303	0	0
High Yield Portfolio	16,098	0	0
International Portfolio	270,713	7,999	0
Investment Grade Corporate Portfolio	92,883	88,375	0
Mortgage Portfolio	319,180	0	42,816
Municipal Sector Portfolio	19,251	850	0
Real Return Portfolio	85,968	20,000	0
Short-Term Portfolio	65,369	2,398	0
Short-Term Portfolio II	42,743	499	0
U.S. Government Sector Portfolio	350,370	124,004	0

(6)	Includes short-term capital gains.
(7)	A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

9. Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID based on the same circumstances as those cited in the New Jersey Settlement. The West Virginia Complaint alleges, among other things, that AGIF, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIF and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon AGIF, PEA or AGID. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIF in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

76  Annual Report  |  03.31.05

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Portfolios. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Compliant were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolio.

The foregoing speaks only as of the date of this annual report. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

03.31.05  |  Annual Report  77

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of the PIMCO Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Asset-Backed Securities Portfolio, Emerging Markets Portfolio (Local Markets), Emerging Markets Portfolio, High Yield Portfolio, International Portfolio, Investment Grade Corporate Portfolio, Mortgage Portfolio, Municipal Sector Portfolio, Real Return Portfolio, Short-Term Portfolio, Short-Term Portfolio II, and U.S. Government Sector Portfolio, (hereafter referred to as the “Portfolios”) at March 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets and cash flows for International Portfolio and the financial highlights of the Portfolios for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City

May 26, 2005

78  Annual Report  |  03.31.05

Federal Income Tax Information (Unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2005) regarding the status of qualified dividend income for individuals and the dividend received deduction for corporations.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2005 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2005:

High Yield Portfolio	0.36%
Investment Grade Corporate Portfolio	1.12%
Real Return Portfolio	0.04%
U.S. Government Sector Portfolio	0.03%

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolio’s fiscal 2005 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

High Yield Portfolio	0.36%
Investment Grade Corporate Portfolio	1.12%
Real Return Portfolio	0.04%
U.S. Government Sector Portfolio	0.03%

For the benefit of shareholders of the Municipal Sector Portfolio, this is to inform you that 96.54% of the dividends paid by the Portfolio during its fiscal year qualify as exempt-interest dividends.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2006, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2005.

03.31.05  |  Annual Report  79

Trustees and Officers of the PIMCO Funds (Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees

Brent R. Harris* (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	80	None

R. Wesley Burns* (45) President and Trustee	07/1987 to present (since 11/1997 as Trustee)	Director, PIMCO; President and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; President and Trustee, PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director, PIMCO Funds: Global Investors Series plc; Director, PIMCO Global Advisors (Ireland) Limited; and Director, PIMCO Luxembourg S.A. Formerly, Managing Director, PIMCO.	79	None

Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	79	None

Vern O. Curtis (70) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	79	None

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Advisor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, Remedy Temp (staffing). Formerly, Director, Freedom Communications; and Director, Saint Gobain Corporation (manufacturing).	79	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	79	Director, New Century Financial Corporation.

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Portfolio (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

80  Annual Report  |  03.31.05

Officers of the Trust

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohan V. Phansalkar (41) Chief Legal Officer	08/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO; and Compliance Examiner and Staff Accountant in the Investment Company/Investment Adviser examinations branch, U.S. Securities & Exchange Commission, Pacific Regional Office.

William H. Gross (60) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (58) Secretary	08/1995 to present	Paralegal, PIMCO. Formerly, Specialist, PIMCO.

John P. Hardaway (47) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte & Touche LLP; and Tax Manager, PricewaterhouseCoopers LLP.

Stacie D. Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS; and Sales Manager, FT Interactive Data.

***	The Officers of the Trust are re-appointed annually by the Board of Trustees.

03.31.05  |  Annual Report  81

Investment Adviser and Administrator	Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Distributor	Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

Custodian	State Street Bank & Trust Company
801 Pennsylvania
Kansas City, MO 64105

Transfer Agent	Boston Financial Data Services - Midwest
330 W. 9th Street
Kansas City, MO 64105

Legal Counsel	Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

840 Newport Center Drive

Newport Beach, CA 92660

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer and principal financial officer. During the period, the Code was amended to clarify certain defined terms, address the role of the registrant’s Chief Compliance Officer and provide for the public disclosure of any amendments or waivers. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a) The Board of Directors has determined that Vern O. Curtis, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Curtis is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2005	$1,496,624
	March 31, 2004	$1,264,842

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	March 31, 2005	$132,824
	March 31, 2004	$119,000

(c)	Fiscal Year Ended	Tax Fees(2)
	March 31, 2005	$191,061
	March 31, 2004	$188,601

(d)	Fiscal Year Ended	All Other Fees
	March 31, 2005	$ 0
	March 31, 2004	$ 0

	(1) Includes aggregate fees billed for review of the registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.

	(2) Includes aggregate fees billed for review of the registrant’s tax returns and tax consulting services.

(e)	Pre-approval policies and procedures.

	(1) The registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

	(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)		Aggregate Non-Audit Fees Billed to Entity
	Entity	March 31, 2005	March 31, 2004

	PIMCO Funds	$323,885	$307,601
	Pacific Investment Management Company LLC (PIMCO)	$181,985(1)	$139,031(2)

	Totals	$505,870	$446,632

(1) Includes aggregate fees billed for AIMR verification services and SAS 70 review.

(2) Includes aggregate fees billed for AIMR verification services, tax consulting services and SAS 70 review.

(h)	The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please note that the registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2005

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%

Myra-Pemex Trust

3.563% due 10/20/2006 (a)	$74	$74
2.750% due 12/23/2006 (a)	253	251
2.772% due 12/23/2006 (a)	168	166
3.563% due 12/23/2006 (a)	382	378
3.563% due 12/23/2006 (a)	252	249
3.612% due 12/23/2006 (a)	204	203
3.612% due 12/23/2006 (a)	169	164
3.612% due 12/23/2006 (a)	1,019	1,013
3.875% due 12/23/2006 (a)	505	500
3.875% due 12/23/2006 (a)	148	147
3.875% due 12/23/2006 (a)	403	399

Total Bank Loan Obligations (Cost $3,474)		3,544

CORPORATE BONDS & NOTES 4.2%

Banking & Finance 2.4%

American General Finance Corp.
3.092% due 03/23/2007 (a)	49,900	49,907
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,220	4,695
Bear Stearns Cos., Inc.
2.820% due 01/16/2007 (a)	400	401
CIT Group, Inc.
3.040% due 08/31/2006	400	401
2.994% due 02/15/2007	3,000	3,006
Citigroup, Inc.
3.000% due 06/04/2007	3,800	3,803
Countrywide Home Loans, Inc.
3.132% due 06/23/2005	400	400
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	23,600	23,829
Export-Import Bank of Korea
6.500% due 11/15/2006	9,035	9,352
7.100% due 03/15/2007	31,900	33,479
First National Bank Chicago
8.080% due 01/05/2018	247	290
Ford Motor Credit Co.
2.897% due 04/28/2005 (a)	25,813	25,802
3.000% due 06/30/2005 (a)	26,750	26,717
3.040% due 07/07/2005 (a)	13,900	13,874
3.100% due 07/18/2005 (a)	28,990	28,938
7.600% due 08/01/2005	179,853	181,746
6.875% due 02/01/2006	37,459	37,976
6.500% due 02/15/2006	6,000	6,063
3.750% due 11/16/2006 (a)	18,300	18,120
4.000% due 03/21/2007 (a)	100	100
General Electric Capital Corp.
2.980% due 03/04/2008 (a)	47,600	47,604
General Motors Acceptance Corp.
5.250% due 05/16/2005	27,770	27,822
4.750% due 05/19/2005 (a)	124,770	124,831
7.500% due 07/15/2005	40,332	40,658
3.920% due 10/20/2005 (a)	94,000	93,800
3.580% due 04/13/2006 (a)	2,200	2,161
3.695% due 05/18/2006 (a)	36,200	35,430
6.125% due 09/15/2006	6,665	6,637
3.700% due 03/20/2007 (a)	72,300	68,816
7.430% due 12/01/2021	125	127
Goldman Sachs Group, Inc.
2.750% due 01/09/2007 (a)	720	721
2.650% due 03/30/2007 (a)	3,700	3,706
3.470% due 02/09/2009 (a)	10,000	10,171
Household Finance Corp.
2.920% due 02/09/2007 (a)	2,400	2,406
HSBC Bank USA North America
3.120% due 09/21/2007 (a)	500	501
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	43,400	52,407
10.176% due 12/31/2049 (a)	46,160	71,127
10.176% due 12/31/2049 (a)	20,000	30,776
HSBC Finance Corp.
3.130% due 02/28/2007 (a)	90,300	90,315
J.P. Morgan Chase & Co., Inc.
5.342% due 02/15/2012 (a)	600	625
Jenkins-Empire Associates
6.840% due 08/01/2008	1,298	1,167
Korea Development Bank
6.750% due 12/01/2005	55	56
7.250% due 05/15/2006	50	52
Lloyds TSB Bank PLC
3.290% due 08/25/2010	3,000	3,000
Merrill Lynch & Co., Inc.
2.870% due 10/27/2006	3,000	3,006
3.175% due 03/19/2007	1,220	1,222
Morgan Stanley Dean Witter & Co.
2.760% due 01/12/2007 (a)	7,280	7,297
Morgan Stanley Warehouse Facilities
2.670% due 07/06/2005 (a)	234,600	233,897
Natexis Ambs Co. LLC
8.440% due 12/29/2049 (a)	14,000	15,573
Nordea Bank Sweden AB
8.950% due 11/29/2049 (a)	28,000	32,557
Oasis CBO, Ltd.
3.005% due 05/30/2011 (a)	3,783	3,762
Parker Retirement Savings Plan
6.340% due 07/15/2008	382	395
Pemex Finance Ltd.
8.020% due 05/15/2007	1,950	2,032
Pemex Project Funding Master Trust
7.875% due 02/01/2009	3,770	4,085
Phoenix Quake Wind Ltd.
5.010% due 07/03/2008 (a)	73,200	75,508
6.060% due 07/03/2008 (a)	16,700	14,098
Premium Asset Trust
2.870% due 10/06/2005 (a)	300	300
3.334% due 09/08/2007 (a)	34,900	33,199
Pricoa Global Funding I
2.900% due 11/24/2006	2,000	2,001
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	14,609
7.250% due 02/15/2011	29,443	27,603
Racers
3.094% due 08/15/2007 (a)	4,500	4,331
Residential Reinsurance Ltd.
7.860% due 06/08/2006 (a)	17,800	17,379
Royal Bank of Scotland PLC
9.118% due 03/31/2049	73,700	87,193
7.648% due 08/31/2049 (a)	195	240
SLM Corp.
2.820% due 01/25/2007 (a)	2,700	2,705
Sun Life Canada U.S. Capital Trust
8.526% due 05/29/2049	550	605
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	2,672
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	23,900	28,223
UFJ Finance Aruba AEC
6.750% due 07/15/2013	92,360	99,594
Verizon Wireless Capital LLC
2.930% due 05/23/2005 (a)	6,520	6,519
Vita Capital Ltd.
3.910% due 01/01/2007 (a)	19,600	19,636
Wells Fargo & Co.
5.125% due 02/15/2007	3,500	3,564

		1,927,620

Industrials 1.6%

Altria Group, Inc.
7.000% due 07/15/2005	15,125	15,262
6.950% due 06/01/2006	9,540	9,822
7.200% due 02/01/2007	37,000	38,745
America West Airlines, Inc.
6.870% due 01/02/2017	1,606	1,561
American Airlines, Inc.
6.978% due 04/01/2011	24,607	24,918
Caesars Entertainment, Inc.
7.875% due 12/15/2005	6,000	6,143
Comcast Continental Cablevision, Inc.
8.875% due 09/15/2005	6,400	6,541
Continental Airlines, Inc.
7.056% due 09/15/2009	40,409	40,390
7.487% due 10/02/2010	1,215	1,206
6.503% due 06/15/2011	9,220	8,861
6.900% due 01/02/2018	1,298	1,284
6.820% due 05/01/2018	5,726	5,453
7.707% due 04/02/2021	3,295	3,223
CSX Corp.
3.050% due 08/03/2006 (a)	25,000	25,053
DaimlerChrysler NA Holding Corp.
7.750% due 06/15/2005	2,777	2,801
3.890% due 09/26/2005 (a)	29,850	29,949
3.470% due 05/24/2006 (a)	44,190	44,386
3.200% due 03/07/2007 (a)	144,900	145,217
Delhaize America, Inc.
7.375% due 04/15/2006	11,300	11,684
Delta Air Lines, Inc.
7.570% due 05/18/2012	9,750	9,094
Duty Free International, Inc.
7.000% due 12/31/2049 (b)	175	175
EchoStar DBS Corp.
5.810% due 10/01/2008 (a)	500	514
El Paso CGP Co.
6.500% due 05/15/2006	510	516
7.500% due 08/15/2006	9,075	9,279
6.375% due 02/01/2009	9,000	8,685
7.750% due 06/15/2010	15,500	15,578
9.625% due 05/15/2012	9,000	9,855
6.700% due 02/15/2027	400	407
7.420% due 02/15/2037	9,000	8,010
El Paso Corp.
6.950% due 12/15/2007	10,100	10,277
6.750% due 05/15/2009	41,669	40,836
7.000% due 05/15/2011	12,000	11,580
7.875% due 06/15/2012	32,300	32,300
8.050% due 10/15/2030	12,000	11,520
7.800% due 08/01/2031	17,100	16,160
7.750% due 01/15/2032	108,770	103,060
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (b)	3,200	1,840
Georgia-Pacific Corp.
7.500% due 05/15/2006	3,200	3,280
Harrah’s Operating Co., Inc.
7.875% due 12/15/2005	12,500	12,781
Kerr-McGee Corp.
5.375% due 04/15/2005	5,830	5,832
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (l)	1,487	1,463
Pemex Project Funding Master Trust
8.850% due 09/15/2007	1,800	1,964
9.375% due 12/02/2008	51,650	58,545
9.125% due 10/13/2010	85	98
8.000% due 11/15/2011	100,650	111,621
7.375% due 12/15/2014	22,130	23,734
9.250% due 03/30/2018	2,000	2,410
8.625% due 02/01/2022	38,977	44,385
9.500% due 09/15/2027	31,000	38,130
Qwest Corp.
6.125% due 11/15/2005	100	102
5.625% due 11/15/2008	5,000	4,988
8.875% due 03/15/2012	26,725	29,197
7.500% due 06/15/2023	6,850	6,371
7.200% due 11/10/2026	2,150	1,957
8.875% due 06/01/2031	10,323	10,426
Sonat, Inc.
6.750% due 10/01/2007	2,300	2,329
7.625% due 07/15/2011	23,220	23,046

	Principal Amount (000s)	Value (000s)
Southwestern Public Service Co.
5.125% due 11/01/2006	$10,690	$10,844
SR Wind Ltd.
8.021% due 05/18/2005 (a)	12,000	12,051
8.521% due 05/18/2005 (a)	13,000	13,062
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	26,417	28,258
Time Warner, Inc.
7.750% due 06/15/2005	12,660	12,767
Tyco International Group S.A.
6.375% due 06/15/2005	15,000	15,077
6.375% due 02/15/2006	27,075	27,559
UAL Equipment Trust
11.080% due 05/27/2006	10,249	1,832
United Airlines, Inc.
9.200% due 03/22/2008 (b)	3,380	1,568
6.201% due 09/01/2008 (b)	14,034	13,055
7.730% due 07/01/2010 (b)	6,397	5,894
7.186% due 04/01/2011 (b)	19,632	18,401
8.030% due 07/01/2011 (b)	465	110
6.932% due 09/01/2011 (b)(l)	10,500	4,587
10.360% due 11/13/2012 (b)	7,000	3,421
6.071% due 03/01/2013 (b)	6,515	6,060
6.602% due 09/01/2013 (b)	8,842	8,445
10.020% due 03/22/2014 (b)	11,925	5,387
10.850% due 07/05/2014 (b)	34,111	12,792
10.850% due 02/19/2015 (b)	3,000	1,125
10.125% due 03/22/2015 (b)	14,300	5,733
9.060% due 06/17/2015 (b)	6,000	2,900
9.210% due 01/21/2017 (b)	15,900	7,553
2.020% due 03/02/2049 (a)(b)	15,341	14,177

		1,327,502

Utilities 0.2%

Appalachian Power Co.
4.800% due 06/15/2005	6,348	6,368
BellSouth Corp.
4.119% due 04/26/2005 (a)	50,000	50,025
Dominion Resources, Inc.
7.625% due 07/15/2005	1,425	1,442
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,111
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	22,649
Entergy Arkansas, Inc.
6.125% due 07/01/2005	4,900	4,931
Hydro-Quebec
3.359% due 09/29/2049 (a)	5,600	5,325
Pacific Gas & Electric Co.
3.260% due 04/03/2006 (a)	225	226
Sprint Capital Corp.
7.125% due 01/30/2006 (l)	13,468	13,790
6.000% due 01/15/2007 (l)	37,470	38,534
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,596
TXU Energy Co. LLC
3.420% due 01/17/2006 (a)	150	150
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	2,075
United Telecom, Inc.
6.890% due 07/01/2008	700	710
United Telephone Company of the Northwest
6.890% due 07/01/2008	2,760	2,789
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,892
5.604% due 01/01/2022	3,000	2,891

		177,504

Total Corporate Bonds & Notes (Cost $3,380,096)		3,432,626

MUNICIPAL BONDS & NOTES 0.9%

Adams County, Pennsylvania General Obligation Bonds, (FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,010
Alabama State General Obligation Bonds, Series 2001
4.500% due 09/01/2021 (a)	13,228	13,659
Austin, Texas Utilities Systems Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	2,000	2,060
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,992
Badger Tobacco Securitization Agency, Wisconsin Revenue Bonds, Series 2002
6.375% due 06/01/2032	7,300	7,423
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2032	4,000	4,102
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
7.630% due 12/01/2029 (a)	2,500	2,558
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	2,988
6.125% due 06/01/2038	2,000	2,005
6.125% due 06/01/2043	2,000	2,005
California State Tobacco Securitization Agency Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	190,485	195,601
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	6,220
Chicago, Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	2,500	2,552
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2027	1,000	1,030
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2028	3,000	3,168
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,614
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
1.000% due 08/15/2031	7,500	7,917
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	4,500	4,523
El Paso County, Colorado Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,080
5.000% due 12/01/2027	2,820	2,908
Frisco, Texas General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 02/15/2016	1,000	1,067
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	2,906
0.000% due 08/15/2034	5,265	1,127
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	8,050	8,487
7.875% due 06/01/2042	5,000	5,725
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series 2003-A1
5.000% due 06/01/2021	3,365	3,389
Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	10,910	11,135
Henderson, Neveda General Obligation Bonds, Series 2000
5.500% due 04/01/2020	2,000	2,203
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	2,595
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	270	282
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 12/01/2033	10,000	10,218
Illinois State General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,058
Illinois State General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,384
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	3,295	3,316
Illinois State General Obligation Bonds, Series 2005
1.000% due 03/01/2034 (a)	37,079	38,897
Illinois State Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	745
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	11,210	11,087
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
1.000% due 08/01/2034	5,000	5,391
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	45	50
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
9.250% due 01/01/2018 (a)	2,618	3,246

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	$1,800	$1,847
Metropolitan Pier & Exposition Authority Revenue Bonds, Series 2002
0.000% due 12/15/2032	55,000	13,059
Michigan Schools General Obligation Bonds, (FSA Q-SBLF Insured), Series 2005
5.000% due 05/01/2034	11,500	11,895
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2032	4,145	4,128
6.125% due 06/01/2042	7,065	7,082
New Jersey State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.125% due 06/01/2024	13,000	13,347
6.375% due 06/01/2032	111,800	114,606
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,000	1,051
New York City Municipal Water Finance Authority Revenue Bonds, Series 2005
1.000% due 06/15/2035 (a)	8,050	8,503
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.650% due 08/15/2030	27,700	32,358
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	50	54
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, (Government of Authority Insured), Series 2001
5.000% due 01/01/2032	4,650	4,754
New York, New York General Obligation Bonds, Series 2005
1.000% due 03/01/2030 (a)	13,400	14,030
1.000% due 03/01/2035	11,500	11,985
New York, New York Transitional Financial Authority Revenue Bonds, Series 2000
8.630% due 11/01/2024 (a)	500	583
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2004
5.000% due 02/15/2035	8,045	8,218
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	100	103
Orange County, California Sanitation District Certificates of Participation Bonds, (FGIC Insured), Series 2003
5.250% due 02/01/2030	200	210
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	3,005
5.000% due 08/01/2033	5,000	5,102
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029	3,500	3,588
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	6,800	6,825
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,111
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	3,750	3,760
South Carolina State Tobacco Securitization Agency Revenue Bonds, Series 2001-B
6.375% due 05/15/2028	3,400	3,457
Southbridge, Massachusetts Associations Corp. Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	37,789
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	3,120	3,140
University of Medicine & Dentistry of New Jersey Certificate Participation Bonds, Series 2004
5.000% due 06/15/2036	8,250	8,520
University of Texas Permanent University Fund Revenue Bonds, Series 2005
1.000% due 07/01/2030	33,605	33,800
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,630
Washington State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.625% due 06/01/2032	2,100	2,166
Wisconsin State Clean Water Revenue Bonds, Series 2002-1
5.000% due 06/01/2018	1,760	1,852
5.000% due 06/01/2019	1,865	1,956
5.000% due 06/01/2020	1,900	1,987
5.100% due 06/01/2021	1,945	2,046
5.100% due 06/01/2022	2,120	2,223
5.100% due 06/01/2023	2,305	2,412
5.250% due 06/01/2016	1,600	1,761
5.250% due 06/01/2017	1,715	1,887
Wyandotte County, Kansas School District No. 500 General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 09/01/2016	5,260	5,890

Total Municipal Bonds & Notes (Cost $738,176)		774,443

U.S. GOVERNMENT AGENCIES 32.7%

Fannie Mae
0.000% due 04/25/2018-05/25/2023 (c)(f)	26	25
0.010% due 09/01/2007-08/25/2023 (c)(f)	158	145
0.950% due 03/25/2009 (a)(d)	3,846	53
1.000% due 02/18/2014-03/01/2035 (d)(f)	23,438	21,559
2.617% due 05/28/2035 (a)	10,468	10,469
2.720% due 01/01/2021 (a)	41	41
2.915% due 09/22/2006 (a)	337,375	337,223
3.000% due 08/25/2009	65,266	64,743
3.099% due 02/01/2022 (a)	323	331
3.175% due 09/01/2017 (a)	1,659	1,658
3.210% due 03/01/2033 (a)	312	316
3.218% due 09/01/2024 (a)	600	607
3.234% due 04/18/2028 (a)	443	444
3.247% due 09/01/2022 (a)	351	359
3.269% due 10/01/2040 (a)	4,353	4,460
3.284% due 10/18/2030 (a)	3,096	3,120
3.287% due 05/01/2023-10/01/2040 (a)(f)	13,909	14,264
3.300% due 09/25/2030 (a)	238	240
3.304% due 02/01/2020 (a)	26	27
3.319% due 01/01/2020 (a)	1,818	1,855
3.325% due 06/01/2022 (a)	111	114
3.328% due 08/01/2025 (a)	2,071	2,101
3.337% due 04/01/2027 (a)	334	342
3.350% due 03/25/2017-08/25/2030 (a)(f)	5,835	5,889
3.370% due 10/01/2024 (a)	76	79
3.401% due 09/01/2024 (a)	331	341
3.412% due 06/01/2024 (a)	170	178
3.415% due 12/01/2018 (a)	423	430
3.420% due 11/01/2023 (a)	70	71
3.425% due 06/25/2018 (a)	1	1
3.442% due 04/01/2027 (a)	19	20
3.454% due 03/01/2019 (a)	1,776	1,810
3.499% due 06/01/2023 (a)	291	295
3.500% due 07/20/2007	1,300	1,275
3.501% due 11/01/2024 (a)	4,858	4,918
3.505% due 12/01/2020 (a)	1,886	1,923
3.558% due 05/01/2024 (a)	467	484
3.581% due 04/01/2027 (a)	291	297
3.585% due 09/01/2019 (a)	1,201	1,223
3.587% due 05/01/2022 (a)	60	61
3.596% due 07/01/2024 (a)	1,435	1,470
3.625% due 10/01/2023 (a)	128	131
3.636% due 02/01/2028 (a)	1,570	1,593
3.641% due 05/01/2025 (a)	757	780
3.683% due 11/01/2025 (a)	1,006	1,032
3.704% due 09/01/2022 (a)	266	270
3.713% due 08/01/2027 (a)	3,061	3,120
3.720% due 08/01/2027 (a)	5,974	6,132
3.729% due 11/01/2019 (a)	269	272
3.744% due 10/01/2020 (a)	55	56
3.772% due 08/01/2026 (a)	357	370
3.792% due 11/01/2025 (a)	426	437
3.847% due 04/01/2026 (a)	141	146
3.851% due 04/01/2027 (a)	170	175
3.865% due 08/01/2033 (a)	112	111
3.866% due 06/01/2023 (a)	39	40
3.875% due 01/01/2018 (a)	526	536
3.877% due 02/01/2027 (a)	875	898
3.896% due 01/01/2024 (a)	300	310
3.899% due 03/01/2025 (a)	1,771	1,819
3.909% due 05/01/2026 (a)	98	101
3.914% due 05/01/2030 (a)	43	44
3.945% due 11/01/2025 (a)	459	472
3.949% due 01/01/2026 (a)	263	273
3.970% due 07/01/2019 (a)	18	18
3.971% due 10/01/2027 (a)	1,121	1,167
4.000% due 09/02/2008-10/01/2024 (a)(f)	3,448	3,398
4.027% due 07/01/2019 (a)	153	155
4.030% due 09/22/2009-08/01/2023 (a)(f)	1,129	1,115
4.062% due 06/01/2025 (a)	416	427
4.095% due 02/01/2028 (a)	170	175
4.140% due 10/01/2019 (a)	909	923
4.149% due 10/01/2024 (a)	20	21
4.179% due 09/01/2025 (a)	245	252
4.185% due 04/01/2024 (a)	726	747
4.190% due 09/01/2023 (a)	613	632
4.210% due 08/01/2017 (a)	1	1
4.251% due 11/01/2025 (a)	75	77
4.276% due 08/01/2027 (a)	225	232
4.281% due 12/01/2023 (a)	349	359
4.286% due 11/01/2023 (a)	211	218
4.331% due 07/01/2021 (a)	52	53
4.402% due 10/01/2023 (a)	62	64

	Principal Amount (000s)	Value (000s)
4.411% due 12/01/2023 (a)	$38	$39
4.412% due 01/01/2024 (a)	202	207
4.417% due 09/01/2014 (a)	132	133
4.450% due 12/01/2023 (a)	326	335
4.477% due 02/01/2028 (a)	68	69
4.485% due 12/01/2023 (a)	235	242
4.500% due 05/01/2018-03/01/2020 (f)	130,422	127,660
4.531% due 10/01/2026 (a)	33	33
4.566% due 06/01/2025 (a)	1,214	1,255
4.585% due 11/01/2023 (a)	37	38
4.600% due 09/01/2027 (a)	20	21
4.612% due 07/01/2024 (a)	194	200
4.651% due 03/01/2026 (a)	195	200
4.680% due 12/01/2012	388	384
4.682% due 07/01/2034 (a)	92	92
4.690% due 01/01/2024 (a)	102	105
4.710% due 08/25/2043-09/25/2043 (f)	8,930	8,953
4.723% due 12/01/2027 (a)	1,252	1,299
4.740% due 02/01/2026 (a)	82	85
4.750% due 01/02/2007	1,200	1,214
4.836% due 04/01/2017 (a)	68	68
4.851% due 06/01/2015 (a)	581	587
4.982% due 05/01/2017 (a)	7	7
4.994% due 01/01/2035 (a)	57,349	57,650
5.000% due 03/01/2009-04/13/2035 (f)	7,524,169	7,458,455
5.007% due 02/01/2033 (a)	54	56
5.025% due 11/01/2022 (a)	24	25
5.029% due 03/01/2023 (a)	553	560
5.149% due 04/01/2033 (a)	112	113
5.153% due 04/01/2018 (a)	288	297
5.240% due 12/01/2017-05/01/2023 (a)(f)	1,937	1,988
5.250% due 02/01/2023 (a)	46	47
5.325% due 05/01/2021 (a)	37	38
5.338% due 10/01/2027 (a)	297	306
5.342% due 02/01/2021 (a)	279	283
5.375% due 03/01/2023 (a)	95	97
5.400% due 05/01/2014 (a)	277	282
5.430% due 06/01/2022 (a)	44	45
5.500% due 03/01/2006-04/13/2035 (d)(f)	13,864,811	13,891,785
5.565% due 09/01/2021 (a)	40	41
5.602% due 02/01/2020-03/01/2023 (a)(f)	1,962	1,986
5.659% due 05/01/2021 (a)	56	57
5.710% due 01/01/2009	275	284
5.730% due 06/01/2022 (a)	26	27
5.750% due 12/20/2027	3,022	3,017
5.802% due 09/01/2021 (a)	10	10
5.870% due 02/01/2018 (a)	56	56
5.880% due 08/01/2022 (a)	2,329	2,390
5.936% due 12/01/2031	5,396	5,704
5.997% due 02/01/2021 (a)	195	197
6.000% due 02/01/2009-05/01/2034 (f)	516,881	533,367
6.048% due 01/01/2011	144	155
6.090% due 12/01/2008	46	48
6.125% due 03/15/2012	3,825	4,145
6.133% due 09/01/2029 (a)	29	30
6.137% due 12/01/2017 (a)	27	28
6.210% due 08/01/2010	47,837	50,700
6.250% due 01/25/2008-02/25/2029 (f)	28,657	29,625
6.255% due 09/01/2013	64,000	69,429
6.270% due 09/25/2007	3,000	3,091
6.290% due 02/25/2029	500	541
6.300% due 10/17/2038	21,489	22,184
6.370% due 02/25/2013	28,500	29,822
6.390% due 05/25/2036	41,074	42,420
6.420% due 12/01/2007	150	156
6.421% due 11/01/2021 (a)	96	98
6.500% due 09/01/2005-06/25/2044 (d)(f)	454,814	471,366
6.530% due 10/01/2013	4,084	4,336
6.555% due 08/01/2028	2,113	2,284
6.612% due 08/01/2031 (a)	1,489	1,534
6.703% due 12/01/2025 (a)	644	656
6.730% due 11/01/2007	1,039	1,085
6.740% due 08/25/2007	425	445
6.750% due 10/25/2023	761	795
6.900% due 06/01/2007-05/25/2023 (f)	298	310
6.974% due 11/01/2025 (a)	93	96
6.981% due 12/01/2025 (a)	560	572
6.982% due 06/01/2007	305	315
7.000% due 05/25/2006-01/25/2048 (f)	38,405	40,021
7.040% due 03/01/2007	28	29
7.250% due 01/01/2008-01/01/2023 (f)	3,463	3,649
7.347% due 10/01/2009	477	518
7.364% due 06/01/2030 (a)	979	995
7.375% due 05/25/2022	2,528	2,659
7.460% due 08/01/2029	3,767	4,386
7.500% due 07/01/2006-07/25/2031 (f)	9,830	10,674
7.697% due 08/01/2027 (a)	39	40
7.750% due 05/25/2006-01/25/2022 (f)	4,005	4,249
7.780% due 01/01/2018	2,142	2,507
7.800% due 10/25/2022	571	611
7.810% due 05/01/2027 (a)	108	110
7.850% due 07/01/2018	6,319	7,442
7.900% due 11/01/2026-12/01/2026 (a)(f)	220	227
7.920% due 03/01/2018	2,646	3,128
7.980% due 05/01/2030	6,432	7,001
8.000% due 09/01/2007-06/01/2032 (d)(f)	10,153	10,809
8.060% due 04/01/2030	1,788	1,957
8.080% due 04/01/2030	981	1,074
8.250% due 10/01/2008-02/01/2017 (f)	58	61
8.490% due 06/01/2025	936	1,037
8.500% due 08/01/2005-10/01/2032 (f)	23,843	25,947
8.750% due 01/25/2021	540	584
9.000% due 11/01/2006-12/01/2027 (f)	4,018	4,342
9.250% due 04/25/2018	46	49
9.300% due 05/25/2018-08/25/2019 (f)	144	156
9.400% due 09/25/2028 (a)	2,220	2,482
9.500% due 06/01/2005-07/01/2022 (f)	2,845	3,141
9.750% due 11/01/2008	4	4
10.000% due 08/01/2009-05/01/2022 (f)	365	407
10.500% due 11/01/2013-04/01/2022 (f)	145	159
11.000% due 11/01/2013-11/01/2020 (f)	347	390
11.500% due 08/20/2016-11/01/2019 (f)	20	23
11.746% due 09/25/2008 (a)	638	667
12.000% due 05/01/2016	2	3
12.500% due 10/01/2015	9	10
13.250% due 09/01/2011	5	6
14.500% due 01/01/2013	2	2
14.750% due 08/01/2012	60	69
15.000% due 10/01/2012	78	89
15.500% due 10/01/2012-12/01/2012 (f)	7	8
15.750% due 12/01/2011-08/01/2012 (f)	40	46
16.000% due 09/01/2012	44	50
22.425% due 09/25/2008 (d)	1	16
Federal Home Loan Bank
3.000% due 05/15/2006	1,000	992
4.200% due 02/05/2007 (a)	47,650	44,154
5.250% due 06/18/2014	500	516
6.750% due 04/10/2006	150	155
Federal Housing Administration
6.755% due 03/01/2041	15,853	15,335
6.780% due 07/25/2040	7,459	7,518
6.830% due 12/01/2039	3,396	3,335
6.875% due 11/01/2015	2,408	2,390
6.880% due 10/01/2040-02/01/2041 (f)	21,233	20,876
6.896% due 07/01/2020	14,932	14,818
6.900% due 12/01/2040	22,374	21,998
6.960% due 05/01/2016	6,083	6,053
6.997% due 09/01/2019	591	588
7.110% due 05/01/2019	3,073	3,065
7.211% due 12/01/2021	831	833
7.250% due 06/01/2040	8,114	8,121
7.310% due 06/01/2041	23,209	23,335
7.315% due 08/01/2019	8,323	8,317
7.350% due 11/01/2020	925	928
7.375% due 02/01/2018-02/01/2022 (f)	2,647	2,655
7.400% due 01/25/2020-02/01/2021 (f)	6,996	7,025
7.430% due 10/01/2018-06/25/2024 (f)	35,419	35,718
7.450% due 05/01/2021	3,235	3,260
7.460% due 01/01/2023	685	690
7.465% due 11/01/2019	7,204	7,262
7.500% due 03/01/2032	3,262	3,255
7.580% due 12/01/2040	7,293	7,351
7.630% due 08/01/2041	17,484	17,588
7.675% due 09/01/2030	5,661	5,674
7.780% due 11/01/2040	7,290	7,415
8.250% due 01/01/2041	4,652	4,658
8.375% due 02/01/2012	247	252
8.450% due 07/01/2012	419	426
Freddie Mac
1.000% due 09/15/2007-02/15/2022 (d)(f)	534	21
2.750% due 04/01/2017 (a)	12	12
2.875% due 06/01/2017 (a)	6	6
3.034% due 03/25/2044	4,436	4,427
3.160% due 12/15/2029 (a)	91	91
3.210% due 06/15/2031 (a)	1,904	1,911
3.260% due 11/15/2030-12/15/2031 (a)(f)	107	108
3.310% due 09/15/2030-01/15/2032 (a)(f)	580	583
3.331% due 06/01/2022 (a)	100	104
3.332% due 06/01/2022 (a)	895	937
3.377% due 12/01/2026 (a)	1,539	1,545
3.384% due 06/01/2022 (a)	290	303
3.447% due 07/01/2022-05/01/2023 (a)(f)	416	435
3.455% due 05/01/2023 (a)	209	218
3.500% due 10/15/2011-07/15/2032 (f)	15,495	15,485
3.515% due 05/01/2027 (a)	61	63
3.527% due 04/01/2025 (a)	366	376
3.555% due 05/01/2021 (a)	2,238	2,252
3.566% due 06/01/2024 (a)	485	500
3.617% due 08/01/2023 (a)	1,298	1,342
3.635% due 07/01/2023 (a)	119	124
3.657% due 07/01/2020 (a)	293	301
3.685% due 08/01/2023 (a)	219	227
3.694% due 12/01/2022 (a)	58	60

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
3.703% due 09/01/2023 (a)	$1,578	$1,628
3.708% due 12/01/2018 (a)	719	724
3.711% due 07/01/2027 (a)	49	51
3.718% due 10/01/2024 (a)	679	698
3.730% due 03/01/2022 (a)	2,365	2,424
3.732% due 02/01/2019 (a)	504	508
3.737% due 09/01/2028 (a)	10	11
3.750% due 05/05/2008	500	494
3.780% due 02/01/2019 (a)	181	182
3.783% due 02/01/2025 (a)	58	59
3.789% due 11/01/2020 (a)	251	258
3.797% due 08/15/2032 (a)	9,724	9,660
3.844% due 10/01/2026 (a)	843	870
3.854% due 06/01/2020 (a)	520	534
3.861% due 04/01/2023-09/01/2023 (a)(f)	525	539
3.863% due 07/01/2024 (a)	347	358
3.875% due 11/10/2008-09/01/2018 (a)(f)	1,667	1,650
3.880% due 10/25/2023	397	394
3.887% due 01/01/2021 (a)	53	54
3.891% due 05/01/2023 (a)	357	367
3.927% due 04/01/2024 (a)	1,778	1,825
3.948% due 03/01/2024 (a)	491	513
3.949% due 08/01/2023 (a)	2	2
4.000% due 09/22/2009-12/01/2016 (a)(f)	1,677	1,647
4.009% due 06/01/2021 (a)	865	889
4.011% due 08/01/2023 (a)	2,467	2,526
4.015% due 06/01/2024 (a)	875	895
4.018% due 05/01/2022 (a)	61	62
4.037% due 01/01/2022 (a)	153	152
4.039% due 11/01/2023 (a)	678	696
4.044% due 10/01/2022 (a)	58	59
4.075% due 09/01/2027 (a)	113	115
4.082% due 08/01/2023 (a)	107	110
4.118% due 07/01/2019 (a)	690	713
4.125% due 08/01/2024 (a)	104	106
4.174% due 10/01/2023 (a)	312	320
4.183% due 04/01/2029 (a)	298	307
4.196% due 08/01/2023 (a)	187	192
4.201% due 07/01/2023 (a)	450	461
4.225% due 10/01/2023 (a)	349	361
4.228% due 10/01/2023 (a)	439	448
4.234% due 10/01/2023 (a)	185	189
4.238% due 01/01/2028 (a)	34	35
4.240% due 11/01/2023 (a)	24	25
4.260% due 09/01/2023 (a)	659	682
4.267% due 10/01/2023 (a)	681	700
4.282% due 11/01/2026 (a)	1,919	1,976
4.288% due 09/01/2023 (a)	332	341
4.296% due 05/01/2020 (a)	140	142
4.351% due 07/01/2025 (a)	2,008	2,059
4.365% due 01/01/2024 (a)	128	132
4.370% due 10/25/2023 (a)	1,946	1,984
4.386% due 09/01/2023 (a)	33	33
4.500% due 11/01/2008-05/01/2034 (f)	11,338	11,360
4.513% due 12/01/2023 (a)	279	287
4.625% due 01/01/2019 (a)	2	2
4.698% due 01/01/2024 (a)	105	109
4.729% due 02/01/2023 (a)	671	688
4.969% due 11/01/2028 (a)	2,356	2,362
4.992% due 12/01/2019 (a)	6	6
5.000% due 02/01/2007-06/01/2034 (f)	346,890	348,236
5.072% due 05/01/2023 (a)	37	37
5.145% due 10/01/2020 (a)	16	16
5.425% due 10/01/2020 (a)	297	302
5.500% due 10/01/2008-04/13/2035 (f)	7,900	7,957
5.738% due 07/01/2032 (a)	18	18
5.780% due 01/01/2019 (a)	68	69
5.782% due 02/01/2021 (a)	18	18
5.816% due 05/01/2020 (a)	31	31
5.861% due 05/01/2018 (a)	583	592
5.893% due 07/01/2019 (a)	11	12
5.950% due 06/15/2028	34,258	35,046
5.974% due 03/01/2021 (a)	2,102	2,125
6.000% due 11/15/2008-03/01/2034 (f)	338,130	347,999
6.017% due 05/01/2018 (a)	660	673
6.200% due 12/15/2008	2,106	2,144
6.250% due 11/15/2022-12/15/2028 (f)	12,420	12,719
6.400% due 10/15/2008 (d)	7	0
6.500% due 04/01/2008-02/25/2042 (d)(f)	656,720	680,364
6.575% due 01/01/2019 (a)	2	2
6.625% due 09/15/2009	775	843
6.885% due 05/01/2018 (a)	67	68
6.950% due 07/15/2021-08/15/2021 (f)	98	98
7.000% due 12/01/2007-10/25/2043 (d)(f)	122,955	127,430
7.215% due 07/01/2019 (a)	2	2
7.250% due 01/01/2007-05/15/2030 (f)	81	81
7.457% due 02/01/2026 (a)	96	98
7.500% due 01/01/2007-07/01/2032 (f)	55,866	58,217
7.645% due 05/01/2025	3,428	3,808
7.818% due 02/01/2026-07/01/2030 (a)(f)	3,278	3,357
8.000% due 07/01/2006-09/15/2029 (f)	22,569	23,773
8.250% due 08/01/2007-06/15/2022 (f)	563	567
8.500% due 11/01/2007-06/01/2030 (f)	5,883	5,972
8.750% due 04/01/2009-12/15/2020 (f)	220	220
8.900% due 11/15/2020	2,271	2,270
9.000% due 04/01/2006-07/01/2030 (d)(f)	1,247	1,245
9.250% due 10/01/2009	3	4
9.500% due 04/01/2005-12/01/2022 (f)	1,379	1,404
9.750% due 11/01/2008-05/01/2009 (f)	3	3
10.000% due 10/01/2005-03/01/2021 (f)	169	186
10.100% due 09/01/2016	130	146
10.250% due 04/01/2009-07/01/2009 (f)	223	239
10.500% due 10/01/2017-01/01/2021 (f)	60	68
10.750% due 09/01/2009-12/01/2015 (f)	93	99
11.000% due 06/01/2011-05/01/2020 (f)	128	139
11.250% due 10/01/2009-09/01/2015 (f)	8	8
11.500% due 01/01/2018	12	13
12.500% due 12/01/2012	5	6
13.250% due 10/01/2013	66	74
14.000% due 04/01/2016	8	9
15.500% due 08/01/2011-11/01/2011 (f)	3	4
16.250% due 05/01/2011	1	1
Government National Mortgage Association
2.750% due 02/20/2032 (a)	6,005	6,030
3.220% due 06/16/2031-03/16/2032 (a)(f)	560	562
3.250% due 01/20/2028-06/20/2030 (a)(f)	22,295	22,502
3.270% due 10/16/2030 (a)	2,689	2,709
3.320% due 02/16/2030-04/16/2032 (a)(f)	7,734	7,801
3.350% due 09/20/2030 (a)	647	650
3.370% due 12/16/2025 (a)	298	300
3.375% due 05/20/2017-05/20/2030 (a)(f)	160,437	163,095
3.420% due 02/16/2030 (a)	5,517	5,575
3.470% due 02/16/2030 (a)	2,763	2,795
3.500% due 07/20/2028-08/20/2030 (a)(f)	11,915	12,056
3.750% due 08/20/2020-09/20/2027 (a)(f)	72,445	73,404
3.875% due 04/20/2023 (a)	48	49
4.000% due 02/20/2016-11/20/2032 (a)(f)	2,606	2,637
4.125% due 12/20/2015-12/20/2029 (a)(f)	69,552	70,783
4.375% due 02/20/2025 (a)	71	73
4.500% due 11/16/2028-07/15/2033 (f)	16,280	16,039
4.625% due 11/20/2029 (a)	93	95
5.000% due 04/20/2033-05/20/2033 (f)	93	92
5.500% due 10/15/2032-11/15/2033 (f)	141	142
5.650% due 10/15/2012	7	7
6.000% due 10/15/2008-04/15/2033 (f)	70,981	73,125
6.500% due 10/15/2008-09/15/2040 (f)	185,283	193,007
6.670% due 08/15/2040	938	1,009
6.750% due 05/16/2026-10/16/2040 (f)	45,655	48,796
7.000% due 11/15/2007-11/15/2040 (f)	21,613	22,959
7.250% due 07/16/2028	13	14
7.500% due 04/15/2007-01/15/2041 (f)	50,480	53,536
7.700% due 06/15/2031	6,642	7,274
7.750% due 08/20/2025	26	28
8.000% due 08/15/2005-09/15/2031 (f)	2,200	2,364
8.250% due 02/15/2006-04/15/2020 (f)	310	331
8.500% due 08/20/2005-04/15/2031 (f)	1,473	1,602
8.750% due 03/15/2007-07/15/2007 (f)	15	16
9.000% due 11/15/2005-08/15/2030 (f)	1,577	1,721
9.250% due 03/15/2006-12/20/2016 (f)	6	6
9.500% due 10/15/2005-07/15/2025 (f)	1,363	1,507
10.000% due 11/15/2009-02/15/2025 (f)	1,240	1,396
10.250% due 02/20/2019	11	12
10.500% due 12/15/2015-09/15/2021 (f)	159	182
11.000% due 01/15/2010-04/20/2019 (f)	57	64
11.500% due 04/15/2013-10/15/2015 (f)	40	44
12.000% due 11/15/2012-05/15/2016 (f)	163	182
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	9	10
13.500% due 10/15/2012-09/15/2014 (f)	41	47
15.000% due 08/15/2011-11/15/2012 (f)	77	88

	Principal Amount (000s)	Value (000s)
16.000% due 11/15/2011-05/15/2012 (f)	$75	$87
17.000% due 11/15/2011-12/15/2011 (f)	25	30
Small Business Administration
4.524% due 02/10/2013	29,712	29,332
4.980% due 11/01/2023	12,580	12,584
4.990% due 09/01/2024	3,930	3,919
5.130% due 09/01/2023	8,539	8,606
5.340% due 11/01/2021	12,480	12,771
6.030% due 02/01/2012	26,704	27,653
6.340% due 03/01/2021	22,073	23,330
6.344% due 08/10/2011	4,066	4,243
6.640% due 02/01/2011	13,367	14,040
6.700% due 12/01/2016	7,816	8,180
6.900% due 12/01/2020	6,761	7,265
6.950% due 11/01/2016	2,151	2,260
7.150% due 03/01/2017	3,712	3,927
7.190% due 12/01/2019	284	306
7.449% due 08/01/2010	49,874	53,279
7.452% due 09/01/2010	22,004	23,445
7.500% due 04/01/2017	2,193	2,332
7.540% due 08/10/2009	21,328	22,743
7.630% due 06/01/2020	12,714	13,912
7.640% due 03/10/2010	15,106	16,167
7.700% due 07/01/2016	284	303
8.017% due 02/10/2010	29,306	31,494

Total U.S. Government Agencies (Cost $26,597,354)		26,657,600

U.S. TREASURY OBLIGATIONS 9.6%

Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007	2,889	3,033
3.625% due 01/15/2008	3,541	3,809
3.875% due 01/15/2009	1,182,555	1,304,492
4.250% due 01/15/2010	818,567	932,070
0.875% due 04/15/2010	1,320,672	1,292,274
3.500% due 01/15/2011	1,198,241	1,338,927
3.375% due 01/15/2012	48,272	54,191
3.000% due 07/15/2012	944,674	1,039,994
1.875% due 07/15/2013	58,453	59,490
2.000% due 01/15/2014	232	238
2.000% due 07/15/2014	161,313	164,820
1.625% due 01/15/2015	144,814	142,721
2.375% due 01/15/2025	1,079,540	1,161,526
3.625% due 04/15/2028	83,506	109,793
3.875% due 04/15/2029	43,614	59,993
U.S. Treasury Bonds
8.125% due 08/15/2019	1,300	1,749
6.875% due 08/15/2025	650	816
6.000% due 02/15/2026	7,100	8,124
5.500% due 08/15/2028	67,100	72,914
5.250% due 11/15/2028	32,400	34,085
6.125% due 08/15/2029	825	972
U.S. Treasury Notes
1.625% due 04/30/2005	925	924
2.000% due 08/31/2005	2,350	2,341
2.750% due 06/30/2006	190	188
7.000% due 07/15/2006	3,000	3,128
3.250% due 08/15/2007	965	952
3.250% due 08/15/2008	2,455	2,397
3.875% due 05/15/2009	500	496
3.625% due 07/15/2009	3,600	3,532

Total U.S. Treasury Obligations (Cost $7,777,529)		7,799,989

MORTGAGE-BACKED SECURITIES 1.6%

American Southwest Financial Securities Corp.
7.248% due 11/25/2038	20,445	21,878
Bank of America Mortgage Securities, Inc.
6.346% due 07/25/2032 (a)	5,236	5,312
5.770% due 10/20/2032 (a)	293	296
6.500% due 02/25/2033	41,952	42,771
Bear Stearns Adjustable Rate Mortgage Trust
4.005% due 11/25/2030 (a)	28,246	28,168
6.937% due 06/25/2031 (a)	1,703	1,707
5.764% due 06/25/2032 (a)	94	94
5.934% due 06/25/2032 (a)	40	40
5.272% due 10/25/2032 (a)	11,047	11,059
5.668% due 01/25/2033 (a)	26,770	26,687
5.421% due 03/25/2033 (a)	37,174	37,101
5.431% due 03/25/2033 (a)	20,624	20,734
3.100% due 07/25/2034 (a)	1,074	1,075
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	71	73
5.060% due 12/15/2010	29,364	29,770
7.000% due 05/20/2030	50,141	55,158
4.066% due 06/25/2030 (a)	1,155	1,179
Capco America Securitization Corp.
5.860% due 12/15/2007	20	20
CMC Securities Corp.
7.250% due 11/25/2027	28	27
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	1,268	1,271
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	81
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	163
Commercial Mortgage Pass-Through Certificates
6.145% due 02/15/2008	4,936	5,024
3.030% due 09/15/2014 (a)	37,000	36,870
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	11,550	11,524
Countrywide Home Loan Mortgage Pass-Through Trust
3.140% due 04/25/2035 (a)	87,744	87,840
Countrywide Home Loans, Inc.
6.015% due 07/19/2031 (a)	221	227
5.045% due 09/19/2032 (a)	1,430	1,408
Credit-Based Asset Servicing & Securitization LLC
3.230% due 10/25/2028 (a)	2,238	2,240
3.170% due 02/25/2030 (a)	4,004	4,009
3.400% due 04/25/2032 (a)	1,351	1,360
Crusade Global Trust
3.124% due 02/15/2030 (a)	6,144	6,145
CS First Boston Mortgage Securities Corp.
7.290% due 09/15/2009	335	366
6.000% due 02/25/2017	1,632	1,638
6.000% due 06/25/2017	96	97
7.500% due 03/25/2031	1,524	1,522
6.124% due 12/25/2031 (a)	4,668	4,696
1.118% due 03/25/2032 (a)	3,613	3,597
1.727% due 03/25/2032 (a)	2,799	2,810
6.249% due 04/25/2032 (a)	4,495	4,548
3.240% due 05/25/2032 (a)	8,978	8,962
6.058% due 05/25/2032 (a)	2,531	2,564
3.450% due 12/25/2032 (a)	3,424	3,429
7.500% due 12/25/2032	43	44
6.500% due 04/25/2033	16,475	16,696
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	565
DLJ Mortgage Acceptance Corp.
3.844% due 08/01/2021 (a)(l)	1,179	1,137
8.000% due 03/25/2022	23	23
6.406% due 03/25/2023 (a)	12	12
5.332% due 03/25/2024 (a)	25	25
5.175% due 05/25/2024 (a)	13	13
6.206% due 10/25/2024 (a)	69	69
3.350% due 06/25/2026 (a)	85	85
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	80	81
Federal Agricultural Mortgage Corp.
7.930% due 01/25/2012 (a)	618	617
FFCA Secured Lending Corp.
7.130% due 05/18/2026 (a)	508	510
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)	275	279
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	15	15
First Interstate Bancorp.
8.875% due 01/01/2009 (l)	22	20
9.125% due 01/01/2009 (a)(l)	1	1
First Nationwide Trust
6.750% due 08/21/2031	24,207	24,504
8.500% due 08/25/2031	27	27
3.450% due 09/25/2031 (a)	10	10
First Republic Mortgage Loan Trust
3.170% due 06/25/2030 (a)	7,148	7,161
3.110% due 08/15/2032 (a)	567	567
Fund America Investors Corp.
4.076% due 06/25/2023 (a)	684	691
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006 (a)	250	262
6.150% due 11/15/2007 (a)	16	16
6.974% due 05/15/2008	13,780	14,120
8.950% due 08/20/2017	119	119
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (l)	3,917	3,848
Government Lease Trust
6.390% due 05/18/2007	10,000	10,258
4.000% due 05/18/2011	35,750	33,921
6.480% due 05/18/2011	14,000	14,891
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	16,956
6.624% due 05/03/2018	55,900	61,540
6.044% due 08/15/2018 (a)	17,491	18,300
GSR Mortgage Loan Trust
6.000% due 03/25/2032	648	652
GSRPM Mortgage Loan Trust
3.550% due 01/25/2032 (a)	9,431	9,531
Harborview Mortgage Loan Trust
5.931% due 08/19/2030 (a)	2,874	2,880
Home Savings of America
8.464% due 08/01/2006 (a)	1	1
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	6,892	7,016
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031 (a)	525	518
3.869% due 01/25/2032 (a)	1,349	1,348
6.527% due 01/25/2032 (a)	4,479	4,504
International Mortgage Acceptance Corp.
12.250% due 03/01/2014	91	102
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)	1,615	1,675
LB Mortgage Trust
8.407% due 01/20/2017 (a)	43,912	47,187
MASTR Adjustable Rate Mortgages Trust
6.174% due 10/25/2032 (a)	9,119	9,176
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,202	3,182
Mellon Residential Funding Corp.
4.210% due 01/25/2029 (a)	3,833	3,862
2.788% due 07/25/2029 (a)	10,008	10,059
3.340% due 10/20/2029 (a)	28,398	28,651
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)	229	232
6.888% due 06/15/2021 (a)	2,484	2,513
7.148% due 06/15/2021 (a)	2,331	2,359
7.696% due 06/15/2021 (a)	517	524
MLCC Mortgage Investors, Inc.
3.060% due 09/15/2026 (a)	6,841	6,852
Morgan Stanley Capital I, Inc.
6.170% due 10/03/2008	750	790

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)	Value (000s)
6.160% due 04/03/2009	$7,311	$7,567
6.220% due 06/01/2030	21	21
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006	500	517
6.001% due 11/18/2031	5	5
Nationslink Funding Corp.
6.654% due 02/10/2006	12,808	13,067
3.120% due 04/10/2007 (a)	5,001	5,019
6.888% due 05/10/2007	420	439
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	6,202	6,466
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	474
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	99	100
Paine Webber CMO Trust
1359.500% due 08/01/2019 (d)	0	7
PNC Mortgage Securities Corp.
6.300% due 03/25/2029	2,551	2,564
6.500% due 06/25/2029	5,002	5,017
Prime Mortgage Trust
3.250% due 02/25/2034 (a)	44,650	44,739
Prudential Home Mortgage Securities
7.400% due 11/25/2007	54	54
7.500% due 03/25/2008	632	633
6.500% due 07/25/2008	1,384	1,381
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	480	482
Prudential-Bache Trust
8.400% due 03/20/2021	1,328	1,326
Regal Trust IV
3.525% due 09/29/2031 (a)	3,728	3,673
Resecuritization Mortgage Trust
3.100% due 04/26/2021 (a)	2	2
Residential Asset Mortgage Products, Inc.
3.020% due 07/25/2024 (a)	43,977	44,025
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,810	1,861
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019 (a)	542	560
Ryland Acceptance Corp.
11.500% due 12/25/2016	22	22
SACO I, Inc.
3.040% due 07/25/2019 (a)	625	617
3.280% due 09/25/2040 (a)	12	12
Salomon Brothers Mortgage Securities VII, Inc.
4.240% due 11/25/2022 (a)	42	39
3.937% due 10/25/2023 (a)	18	18
3.350% due 11/25/2024 (a)	323	323
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	465	468
Sears Mortgage Securities
12.000% due 02/25/2014	156	156
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)	75	75
4.552% due 10/25/2023 (a)	56	56
4.231% due 11/26/2023 (a)	205	205
Sequoia Mortgage Trust
3.200% due 10/19/2026 (a)	1,563	1,566
3.190% due 06/20/2032 (a)	1,360	1,359
3.200% due 07/20/2033 (a)	833	829
Structured Asset Mortgage Investments, Inc.
4.889% due 05/25/2022 (a)	4,151	4,149
6.503% due 06/25/2029 (a)	479	480
7.101% due 02/25/2030 (a)	156	156
6.750% due 04/30/2030	4	4
5.071% due 04/25/2032 (a)	1,937	1,945
3.180% due 09/19/2032 (a)	81,731	81,379
Structured Asset Securities Corp.
7.000% due 02/25/2016	306	306
7.500% due 07/25/2016	1,383	1,379
3.150% due 10/25/2027 (a)	410	411
6.250% due 01/25/2032 (a)	22,076	22,641
2.940% due 02/25/2032 (a)	10,986	11,037
6.127% due 02/25/2032 (a)	7,092	7,199
3.868% due 05/25/2032 (a)	1,160	1,173
3.350% due 07/25/2032 (a)	185	185
6.150% due 07/25/2032 (a)	16,311	16,386
6.000% due 09/25/2032	6	6
5.450% due 03/25/2033 (a)	23,011	22,880
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)	44	44
Superannuation Members Home Loans Global Fund
3.255% due 06/15/2026 (a)	2,234	2,236
Torrens Trust
3.070% due 07/15/2031 (a)	7,962	7,966
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,167
6.800% due 01/25/2028	9,215	9,452
Vendee Mortgage Trust
0.439% due 06/15/2023 (d)	46,359	624
6.500% due 09/15/2024	26,295	27,550
6.813% due 01/15/2030 (a)	5,337	5,539
Washington Mutual Mortgage Securities Corp.
3.120% due 12/25/2027 (a)	2,006	2,005
5.530% due 07/25/2032 (a)	1,275	1,276
5.131% due 10/25/2032 (a)	29,630	29,969
5.750% due 12/25/2032	7	7
5.390% due 02/25/2033 (a)	91	91
5.028% due 05/25/2033 (a)	4,370	4,386
3.387% due 12/25/2040 (a)	8,740	8,687
3.422% due 06/25/2042 (a)	13,281	13,411

Total Mortgage-Backed Securities (Cost $1,272,782)		1,281,407

ASSET-BACKED SECURITIES 2.0%

Aames Mortgage Trust
7.589% due 10/15/2029	28	28
Accredited Mortgage Loan Trust
3.020% due 10/25/2034	10,260	10,269
ACE Securities Corp.
3.190% due 06/25/2032 (a)	2,451	2,453
2.960% due 04/25/2034 (a)	1,806	1,807
Advanta Mortgage Loan Trust
3.225% due 11/25/2029 (a)	740	742
8.250% due 08/25/2030	7,954	8,307
Advanta Revolving Home Equity Loan Trust
3.220% due 01/25/2024 (a)	3,762	3,767
3.100% due 02/25/2025 (a)	2,529	2,532
Ameriquest Mortgage Securities, Inc.
3.380% due 05/15/2030 (a)	99	99
3.670% due 10/25/2031 (a)	7,694	7,716
3.120% due 08/25/2032 (a)	10	10
3.180% due 03/25/2033 (a)	780	780
3.260% due 03/25/2033 (a)	6,810	6,843
3.000% due 10/25/2033 (a)	199	199
3.280% due 10/25/2033 (a)	1,141	1,143
2.960% due 05/25/2034 (a)	2,310	2,311
3.410% due 06/25/2034 (a)	6,547	6,570
2.980% due 08/25/2034 (a)	3,716	3,719
Amortizing Residential Collateral Trust
3.120% due 06/25/2032 (a)	1,091	1,092
Argent Securities, Inc.
2.960% due 05/25/2034 (a)	5,668	5,672
Asset-Backed Funding Certificates
2.980% due 07/25/2034 (a)	22,008	22,008
Bank One Heloc Trust
3.110% due 04/20/2020 (a)	7,024	7,039
Bear Stearns Asset-Backed Securities, Inc.
3.030% due 03/25/2024 (a)	12,952	12,960
3.180% due 10/25/2032 (a)	11,141	11,162
3.250% due 10/25/2032 (a)	7,871	7,910
3.020% due 12/25/2042 (a)	34,336	34,320
5.050% due 06/25/2043 (a)	11,927	11,823
Brazos Student Finance Corp.
3.740% due 06/01/2023 (a)	17,217	17,396
2.960% due 12/01/2025 (a)	8,705	8,709
Capital Auto Receivables Asset Trust
2.900% due 04/16/2007 (a)	88,000	88,113
Carrington Mortgage Loan Trust
3.000% due 08/25/2034 (a)	1,203	1,203
Cendant Mortgage Corp.
6.000% due 10/21/2033	12,082	12,131
Centex Home Equity
3.140% due 03/25/2033 (a)	1,412	1,413
3.130% due 06/25/2033 (a)	8,570	8,583
Centex Home Equity Co., LLC
3.150% due 09/25/2033 (a)	3,510	3,516
Champion Home Equity Loan Trust
3.110% due 03/25/2029 (a)	424	425
3.250% due 09/25/2029 (a)	1,761	1,765
Chase Credit Card Master Trust
2.860% due 10/15/2007	5,175	5,179
2.940% due 01/15/2008 (a)	11,235	11,249
Chase Funding Mortgage Loan Asset-Backed Certificates
7.333% due 11/25/2011	1,720	1,782
2.960% due 09/25/2021 (a)	666	666
3.150% due 11/25/2029 (a)	893	894
3.170% due 08/25/2032 (a)	10,759	10,774
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	66	65
Colonial Advisory Services CBO I Ltd.
2.480% due 06/20/2008 (a)	3,971	3,973
Community Program Loan Trust
4.500% due 10/01/2018	12,929	12,901
4.500% due 04/01/2029	26,000	24,176
Conseco Finance Corp.
3.180% due 10/15/2031 (a)	3,458	3,460
3.260% due 05/15/2032 (a)	1,425	1,430
Countrywide Asset-Backed Certificates
3.040% due 10/25/2021 (a)	20,628	20,648
2.800% due 12/25/2022 (a)	14,039	14,050
2.990% due 05/25/2023 (a)	23,023	23,046
3.010% due 08/25/2023 (a)	60,752	60,801
3.000% due 10/25/2023 (a)	62,320	62,359
2.930% due 09/25/2027 (a)	5,544	5,547
3.110% due 05/25/2032 (a)	291	291
3.100% due 12/25/2034 (a)	9,177	9,183
3.010% due 01/25/2035 (a)	24,204	24,204
Credit-Based Asset Servicing & Securitization LLC
3.190% due 01/25/2032 (a)	4,246	4,251
3.170% due 06/25/2032 (a)	10,903	10,921
CS First Boston Mortgage Securities Corp.
3.200% due 07/25/2032 (a)	6,094	6,110
3.220% due 08/25/2032 (a)	5,146	5,172
Delta Funding Home Equity Loan Trust
3.220% due 09/15/2029 (a)	656	657
3.130% due 06/15/2030 (a)	206	206
Denver Arena Trust
6.940% due 11/15/2019	3,609	3,598
Discover Card Master Trust I
3.185% due 10/16/2013 (a)	400	406
EQCC Home Equity Loan Trust
2.970% due 10/15/2027 (a)	112	113
7.448% due 08/25/2030	13	13
Equifirst Mortgage Loan Trust
2.950% due 01/25/2034 (a)	10,721	10,727
Equity One ABS, Inc.
3.130% due 11/25/2032 (a)	58	58
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	14	14
First Alliance Mortgage Loan Trust
3.290% due 01/25/2025 (a)	61	61
3.230% due 03/20/2031 (a)	3,681	3,685
First Franklin Mortgage Loan Trust Asset-Backed Certificates
3.030% due 06/25/2024	94,113	94,199
2.980% due 10/25/2034 (a)	233	233

	Principal Amount (000s)		Value (000s)
FMAC Loan Receivables Trust
7.900% due 04/15/2019		$20	$5
6.500% due 09/15/2020		143	82
Fremont Home Loan Trust
2.960% due 02/25/2035 (a)		56,329	56,378
GMAC Mortgage Corp. Loan Trust
7.950% due 03/25/2030		1,794	1,810
Green Tree Financial Corp.
6.240% due 11/01/2016		61	62
5.760% due 11/01/2018		37	37
8.300% due 05/15/2026		60	60
6.870% due 02/01/2030		1,328	1,388
6.480% due 12/01/2030		55	57
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	118
GSAMP Trust
3.000% due 08/25/2034 (a)		3,253	3,255
Home Equity Asset Trust
4.700% due 08/25/2032 (a)		3,948	3,956
3.150% due 11/25/2032 (a)		4,324	4,337
3.310% due 05/25/2033 (a)		10,524	10,592
Household Mortgage Loan Trust
3.150% due 05/20/2032 (a)		25,436	25,506
3.200% due 02/20/2033 (a)		3,389	3,402
IMC Home Equity Loan Trust
7.500% due 04/25/2026		184	187
6.780% due 07/25/2026 (a)		129	129
7.520% due 08/20/2028		32	32
7.310% due 11/20/2028		61	62
Indymac Home Equity Loan Asset-Backed Trust
3.140% due 07/25/2030 (a)		367	367
Irwin Home Equity Loan Trust
3.220% due 02/25/2012 (a)		1,396	1,399
3.225% due 06/25/2021 (a)		2,691	2,700
3.140% due 06/25/2029 (a)		5,639	5,655
3.000% due 01/25/2034		9,293	9,297
IXIS Real Estate Capital Trust
2.730% due 06/25/2035 (a)		6,789	6,788
Long Beach Mortgage Loan Trust
3.130% due 11/25/2009 (a)		1,343	1,344
Merrill Lynch Mortgage Investors, Inc.
3.190% due 03/15/2025 (a)		165	166
3.020% due 04/25/2031 (a)		1,328	1,347
2.970% due 01/25/2035 (a)		17,361	17,371
3.030% due 07/25/2035		6,057	6,062
Metropolitan Asset Funding, Inc.
3.310% due 04/25/2029 (a)		359	360
Mid-State Trust
8.330% due 04/01/2030		36,326	38,794
7.340% due 07/01/2035		1,394	1,474
6.340% due 10/15/2036		31,142	32,273
7.791% due 03/15/2038		5,921	6,488
Morgan Stanley Dean Witter Capital I, Inc.
3.180% due 07/25/2032 (a)		2,413	2,433
3.270% due 11/25/2032 (a)		2,197	2,200
2.980% due 04/25/2034 (a)		14,452	14,462
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		6,335	6,596
Nelnet Student Loan Trust
2.750% due 01/25/2013		5,941	5,946
New Century Home Equity Loan Trust
7.540% due 06/25/2029		10	11
7.320% due 07/25/2029		5	5
Nissan Auto Lease Trust
2.560% due 08/15/2007 (a)		5,609	5,607
North Carolina State Education Assistance Authority
3.070% due 06/01/2009 (a)		176	176
Novastar Home Equity Loan
3.125% due 04/25/2028 (a)		163	163
NPF XII, Inc.
1.000% due 11/01/2024 (b)		49,000	3,842
Option One Mortgage Loan Trust
3.430% due 06/25/2030 (a)		1,931	1,933
3.350% due 12/25/2030 (a)		1,102	1,103
2.980% due 02/25/2035 (a)		4,608	4,610
Park Place Securities, Inc.
3.000% due 10/25/2034 (a)		152	152
3.020% due 10/25/2034		21,384	21,403
2.770% due 01/25/2036		1,586	1,588
Quest Trust
3.280% due 08/25/2011 (a)		20,974	21,010
Renaissance Home Equity Loan Trust
3.200% due 08/25/2032 (a)		6,582	6,600
3.010% due 05/25/2034 (a)		23,661	23,675
3.050% due 07/25/2034 (a)		3,905	3,907
3.070% due 11/25/2034		7,686	7,692
3.050% due 02/25/2035		18,757	18,767
Residential Asset Mortgage Products, Inc.
2.990% due 05/25/2024		10,547	10,558
2.950% due 04/25/2025 (a)		54,833	54,867
2.990% due 02/25/2026		3,045	3,046
2.990% due 05/25/2026 (a)		223	224
3.150% due 01/25/2034 (a)		78,430	78,633
Residential Asset Securities Corp.
2.950% due 12/25/2024 (a)		43,823	43,846
Residential Mortgage Loan Trust
4.350% due 09/25/2029 (a)		62	62
Salomon Brothers Mortgage Securities VII, Inc.
3.130% due 09/25/2028 (a)		4,219	4,228
3.150% due 03/25/2032 (a)		3,949	3,962
Saxon Asset Securities Trust
3.250% due 12/25/2032 (a)		3,522	3,528
3.110% due 11/25/2033 (a)		2,929	2,935
3.010% due 08/25/2035 (a)		59,006	59,058
Sears Credit Account Master Trust
3.190% due 11/17/2009 (a)		1,250	1,254
SLM Student Loan Trust
2.690% due 07/25/2006 (a)		87,955	87,992
2.680% due 07/27/2009 (a)		30,330	30,348
2.090% due 10/26/2009		11,966	11,970
3.609% due 10/25/2010 (a)		132	134
2.900% due 04/25/2011 (a)		3,315	3,324
Soundview Home Equity Loan Trust
2.970% due 02/25/2035 (a)		8,991	8,997
Specialty Underwriting & Residential Finance
3.180% due 06/25/2034 (a)		73	73
Structured Asset Investment Loan Trust
2.960% due 03/25/2034 (a)		10,370	10,377
Structured Asset Securities Corp.
3.300% due 02/25/2033 (a)		5,879	5,894
Terwin Mortgage Trust
2.970% due 03/25/2035 (a)		2,700	2,701
Toyota Auto Receivables Owner Trust
2.840% due 08/15/2007 (a)		4,759	4,763
UCFC Home Equity Loan
6.870% due 07/15/2029		70	70
Wells Fargo Home Equity Trust
3.010% due 09/25/2034 (a)		56,092	56,136
3.020% due 09/25/2034 (a)		12,585	12,595
WFS Financial Owner Trust
5.180% due 03/20/2009		18	18
WMC Mortgage Loan
3.260% due 10/15/2029 (a)		7,346	7,354
3.150% due 05/15/2030 (a)		8,589	8,603

Total Asset-Backed Securities (Cost $1,700,897)			1,668,408

SOVEREIGN ISSUES 2.7%

Kingdom of Spain
7.000% due 07/19/2005		500	506
Republic of Brazil
3.063% due 04/15/2006 (a)		78,204	78,189
10.000% due 01/16/2007		4,000	4,320
11.250% due 07/26/2007		6,325	7,090
11.500% due 03/12/2008		52,900	59,856
3.125% due 04/15/2009 (a)		64,851	63,480
8.840% due 06/29/2009 (a)		3,800	4,242
12.000% due 04/15/2010		5,600	6,580
9.250% due 10/22/2010		900	949
11.000% due 01/11/2012		28,320	32,143
3.125% due 04/15/2012 (a)		76,549	72,314
8.000% due 04/15/2014		115,056	114,629
10.500% due 07/14/2014		9,800	10,804
10.125% due 05/15/2027		10,000	10,550
8.250% due 01/20/2034		10,000	8,905
11.000% due 08/17/2040		41,500	46,241
Republic of Colombia
10.750% due 01/15/2013		90	101
Republic of Panama
8.250% due 04/22/2008		63,450	67,891
9.625% due 02/08/2011		21,000	23,835
9.375% due 07/23/2012		49,060	55,683
10.750% due 05/15/2020		6,500	8,092
9.375% due 01/16/2023		44,520	50,085
8.875% due 09/30/2027		29,750	32,130
Republic of Peru
9.125% due 01/15/2008		15,300	16,753
9.125% due 02/21/2012		118,900	134,357
9.875% due 02/06/2015		8,500	9,860
5.000% due 03/07/2017 (a)		22,578	21,075
Republic of South Africa
2.120% due 03/26/2009		2,000	2,001
9.125% due 05/19/2009		28,275	32,269
6.500% due 06/02/2014		27,000	28,380
Republic of Ukraine
11.000% due 03/15/2007 (a)		8,214	8,834
6.875% due 03/04/2011		8,000	8,226
Russian Federation
5.000% due 03/31/2030 (a)		566,265	580,705
United Mexican States
10.375% due 02/17/2009		42	50
9.875% due 02/01/2010		23,900	28,501
8.375% due 01/14/2011		23,693	27,022
7.500% due 01/14/2012		9,160	10,136
6.375% due 01/16/2013		97,275	101,166
6.625% due 03/03/2015		27,000	28,202
11.375% due 09/15/2016		4,450	6,364
8.125% due 12/30/2019		38,000	43,643
8.000% due 09/24/2022		50,810	57,796
8.300% due 08/15/2031		246,890	283,306

Total Sovereign Issues (Cost $2,074,595)			2,187,261

FOREIGN CURRENCY-DENOMINATED ISSUES (n) 5.4%

Banque Centrale De Tunisie
7.500% due 08/06/2009	EC	2,300	3,424
Commonwealth of Canada
5.750% due 06/01/2033	C$	72,400	69,426
3.000% due 12/01/2036 (e)		35,323	35,361
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	81,500	74,626
El Paso Corp.
7.125% due 05/06/2009	EC	63,300	84,107
Halifax Group PLC
7.627% due 12/29/2049		14,700	23,371
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	7,791
Kingdom of Spain
0.000% due 06/17/2005		450,200	581,184
5.750% due 07/30/2032		216,875	356,005
4.200% due 01/31/2037		73,900	96,876
Lloyds TSB Capital I
7.375% due 02/07/2049		26,000	40,893
Republic of France
5.500% due 04/25/2029		18,400	28,953
5.750% due 10/25/2032		529,700	869,650

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
4.750% due 04/25/2035	EC	312,775	$448,632
4.000% due 04/25/2055		55,075	69,484
Republic of Germany
5.000% due 07/04/2012		1,300	1,862
3.750% due 07/04/2013		4,600	6,083
6.500% due 07/04/2027		150,000	263,129
5.625% due 01/04/2028		125,700	200,250
6.250% due 01/04/2030		120,000	207,409
5.500% due 01/04/2031		412,450	652,958
4.750% due 07/04/2034		108,275	155,520
Republic of Italy
1.650% due 09/15/2008 (e)		38,382	51,590
Republic of Poland
5.750% due 03/24/2010	PZ	54,490	17,468
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	96
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	20,085
7.500% due 03/08/2010	EC	5,000	7,395

Total Foreign Currency-Denominated Issues (Cost $4,318,296)			4,373,628

	# of Contracts

PURCHASED CALL OPTIONS 0.1%

Japan vs. U.S. Dollar (OTC)
Strike @ 114.000 Exp. 04/13/2005		114,000,000	64,150

Total Purchased Call Options (Cost $63,197)			64,150

PURCHASED PUT OPTIONS 0.0%

Eurodollar June Futures (CME)
Strike @ 96.250 Exp. 06/13/2005		10,968	137
Strike @ 96.000 Exp. 06/13/2005		40,791	255
Strike @ 95.875 Exp. 06/13/2005		410	0
Strike @ 95.000 Exp. 06/13/2005		22,024	137
Strike @ 94.750 Exp. 06/13/2005		22,741	142
Strike @ 94.250 Exp. 06/13/2005		11,181	140
Harborview Mortgage Loan Trust (OTC)
7.470% due 05/01/2005
Strike @ 100.000 Exp. 05/01/2005		22,975	0

Total Purchased Put Options (Cost $1,150)			811

	Principal Amount (000s)

SHORT-TERM INSTRUMENTS (n) 64.1%

Certificates of Deposit 7.0%

Australia & New Zealand Bank
2.860% due 06/03/2005		$100,000	100,000
Bank of America, N.A.
2.480% due 04/06/2005		154,900	154,900
2.610% due 04/20/2005		74,200	74,200
2.720% due 05/16/2005		323,800	323,800
2.770% due 06/09/2005		343,900	343,900
2.960% due 06/13/2005		500,000	500,000
Citibank New York N.A.
2.630% due 04/22/2005		148,700	148,700
2.675% due 04/29/2005		86,200	86,200
2.680% due 05/04/2005		218,100	218,100
2.720% due 05/11/2005		325,900	325,900
1.000% due 06/06/2005		225,000	225,000
2.965% due 06/17/2005		265,000	265,000
Dexia Bank New York
2.710% due 04/26/2005		200,000	200,000
HSBC Bank USA
2.410% due 04/01/2005		155,800	155,800
2.680% due 05/26/2005		100,000	100,000
2.750% due 06/27/2005		82,000	82,000
Nordea Bank Finland PLC
2.675% due 05/24/2005		100,000	100,000
2.755% due 06/24/2005		100,000	100,000
2.790% due 06/30/2005		100,000	100,000
2.805% due 07/05/2005		50,000	50,000
Svenska Handelsbanken, Inc.
2.640% due 04/18/2005		100,000	100,000
Unicredito Italiano SpA
2.805% due 05/03/2005		500,000	500,002
Wells Fargo & Co.
2.790% due 04/07/2005		377,400	377,400
2.790% due 04/11/2005		563,900	563,900
2.790% due 04/13/2005		549,100	549,100

			5,743,902

Commercial Paper 48.2%

ABN AMRO North America
2.765% due 04/29/2005		260,500	259,940
Anz (Delaware), Inc.
2.410% due 04/07/2005		45,100	45,082
2.470% due 04/07/2005		1,730	1,729
2.570% due 04/07/2005		10,300	10,296
2.460% due 04/11/2005		77,600	77,547
2.535% due 04/13/2005		89,900	89,824
2.550% due 04/13/2005		4,100	4,097
2.500% due 04/20/2005		50,000	49,934
2.625% due 04/27/2005		119,900	119,673
2.725% due 05/03/2005		72,500	72,324
2.675% due 05/10/2005		51,600	51,450
2.750% due 05/20/2005		49,800	49,614
2.655% due 05/23/2005		50,000	49,808
2.720% due 05/23/2005		5,300	5,279
2.820% due 06/03/2005		900	895
2.840% due 06/03/2005		23,600	23,478
Anz National International Ltd.
2.630% due 04/28/2005		200,000	199,605
2.660% due 05/03/2005		200,000	199,527
2.675% due 05/04/2005		12,900	12,868
2.700% due 05/11/2005		40,700	40,578
2.770% due 05/18/2005		68,500	68,252
2.830% due 05/31/2005		13,800	13,732
2.900% due 06/08/2005		12,772	12,700
ASB Bank Ltd.
2.420% due 04/07/2005		8,200	8,197
2.630% due 04/26/2005		15,500	15,472
2.720% due 05/26/2005		20,000	19,917
2.940% due 06/15/2005		8,700	8,646
Bank of America, N.A.
2.915% due 06/01/2005		550,000	547,239
Bank of England
1.000% due 05/12/2005	EC	50,000	64,665
Bank of Ireland
2.530% due 04/11/2005		$13,400	13,391
2.555% due 04/13/2005		9,211	9,203
2.505% due 04/21/2005		230,300	229,979
2.645% due 04/29/2005		100,000	99,794
2.560% due 05/05/2005		8,700	8,679
2.695% due 05/09/2005		70,000	69,801
2.730% due 05/17/2005		191,900	191,231
2.720% due 05/24/2005		75,000	74,700
2.850% due 06/03/2005		128,000	127,336
2.760% due 06/13/2005		150,000	149,089
2.940% due 06/13/2005		173,200	172,149
2.780% due 06/15/2005		96,100	95,500
2.930% due 08/17/2005		5,900	5,829
Barclays U.S. Funding Corp.
2.515% due 04/05/2005		11,900	11,897
2.480% due 04/18/2005		42,700	42,650
2.500% due 04/20/2005		281,700	281,328
2.605% due 04/25/2005		22,500	22,461
2.780% due 04/25/2005		26,900	26,850
2.635% due 04/27/2005		16,000	15,970
2.740% due 04/29/2005		50,900	50,792
2.665% due 05/02/2005		45,500	45,396
2.530% due 05/03/2005		7,400	7,383
2.665% due 05/04/2005		50,900	50,776
2.770% due 05/09/2005		25,900	25,824
2.700% due 05/10/2005		60,200	60,024
2.760% due 05/18/2005		1,800	1,794
2.780% due 05/23/2005		13,800	13,745
2.685% due 05/24/2005		9,300	9,263
2.840% due 06/03/2005		3,100	3,084
2.855% due 06/03/2005		34,800	34,619
2.930% due 06/14/2005		27,700	27,529
2.945% due 06/16/2005		10,300	10,235
2.960% due 06/17/2005		75,900	75,413
CBA (de) Finance
2.495% due 04/05/2005		66,000	65,982
2.530% due 04/05/2005		3,975	3,974
2.500% due 04/07/2005		5,700	5,698
2.525% due 04/11/2005		7,600	7,595
2.645% due 04/29/2005		23,100	23,052
2.675% due 05/09/2005		9,600	9,573
2.745% due 05/17/2005		21,600	21,524
2.760% due 05/23/2005		189,000	188,247
2.765% due 05/23/2005		178,400	177,687
2.835% due 06/01/2005		50,465	50,212
2.860% due 06/06/2005		1,800	1,790
CDC IXIS Commercial Paper, Inc.
2.510% due 04/12/2005		96,700	96,626
2.560% due 04/22/2005		19,500	19,471
2.610% due 04/26/2005		8,000	7,985
2.680% due 05/09/2005		48,200	48,064
2.605% due 05/18/2005		4,200	4,186
2.640% due 05/18/2005		100,000	99,655
2.670% due 05/20/2005		53,800	53,604
2.700% due 06/03/2005		43,600	43,374
2.740% due 06/03/2005		16,400	16,315
2.775% due 06/08/2005		29,100	28,936
2.810% due 06/08/2005		11,300	11,236
2.870% due 06/13/2005		5,300	5,268
2.780% due 06/21/2005		50,000	49,661
2.890% due 06/21/2005		17,200	17,083
2.940% due 07/08/2005		29,800	29,552
2.955% due 07/11/2005		43,400	43,027
Danske Corp.
2.375% due 04/01/2005		12,300	12,300
2.460% due 04/05/2005		8,500	8,498
2.505% due 04/05/2005		61,900	61,883
2.510% due 04/05/2005		1,700	1,700
2.520% due 04/05/2005		22,100	22,094
2.495% due 04/07/2005		51,200	51,179
2.465% due 04/18/2005		44,500	44,448
2.570% due 04/18/2005		145,700	145,523
2.770% due 04/25/2005		50,900	50,806
2.650% due 05/02/2005		96,200	95,980
2.530% due 05/06/2005		14,000	13,966
2.665% due 05/09/2005		61,600	61,427
2.650% due 05/23/2005		43,000	42,835
2.700% due 05/31/2005		107,800	107,267
2.725% due 06/06/2005		37,500	37,296
2.745% due 06/10/2005		14,300	14,217
2.775% due 06/15/2005		43,600	43,328
2.785% due 06/20/2005		53,100	52,745
2.980% due 06/30/2005		47,000	46,643

	Principal Amount (000s)	Value (000s)
Den Norske Bank ASA
2.610% due 04/25/2005	$26,000	$25,955
2.655% due 04/25/2005	28,700	28,649
2.680% due 05/09/2005	36,900	36,796
2.680% due 05/10/2005	60,600	60,424
2.605% due 05/11/2005	3,200	3,191
2.780% due 05/20/2005	149,300	148,735
2.700% due 05/31/2005	17,500	17,414
2.860% due 06/07/2005	26,700	26,552
2.750% due 06/10/2005	107,200	106,578
2.760% due 06/13/2005	40,000	39,757
2.775% due 06/15/2005	21,300	21,167
2.980% due 07/14/2005	22,000	21,805
Dexia Bank New York
2.815% due 05/25/2005	50,000	50,000
Dexia Delaware LLC
2.620% due 04/27/2005	254,400	253,919
2.770% due 04/28/2005	1,500	1,497
2.780% due 04/28/2005	147,715	147,407
2.705% due 05/16/2005	43,000	42,855
2.710% due 05/16/2005	23,900	23,819
2.810% due 05/23/2005	2,600	2,589
2.710% due 05/31/2005	76,300	75,923
2.975% due 06/27/2005	200	199
3.000% due 07/05/2005	39,600	39,282
Fannie Mae
1.010% due 04/01/2005	108,825	108,825
2.448% due 04/06/2005	15,400	15,395
2.464% due 04/06/2005	78,000	77,973
2.470% due 04/06/2005	93,800	93,768
2.387% due 04/13/2005	23,100	23,081
2.390% due 04/13/2005	34,107	34,080
2.422% due 04/13/2005	47,200	47,160
2.488% due 04/13/2005	217,400	217,217
2.493% due 04/13/2005	789,086	788,415
2.390% due 04/15/2005	21,600	21,580
2.470% due 04/20/2005	241,930	241,604
2.471% due 04/20/2005	52,200	52,129
2.499% due 04/20/2005	94,500	94,372
2.508% due 04/20/2005	45,000	44,939
2.516% due 04/20/2005	142,391	142,193
2.525% due 04/20/2005	9,200	9,188
2.530% due 04/20/2005	30,000	29,959
2.552% due 04/27/2005	77,100	76,956
2.570% due 04/27/2005	23,200	23,157
2.580% due 04/27/2005	507,400	506,452
2.459% due 04/29/2005	24,372	24,325
2.730% due 05/02/2005	13,600	13,568
2.490% due 05/04/2005	113,200	112,929
2.585% due 05/04/2005	450,000	448,919
2.589% due 05/04/2005	17,300	17,258
2.603% due 05/11/2005	11,700	11,666
2.608% due 05/11/2005	118,425	118,078
2.609% due 05/11/2005	239,536	238,833
2.635% due 05/11/2005	62,300	62,117
2.515% due 05/19/2005	177,400	176,805
2.482% due 05/25/2005	36,800	36,649
2.485% due 05/25/2005	10,471	10,432
2.670% due 05/25/2005	237,800	236,812
2.672% due 05/25/2005	242,700	241,705
2.681% due 05/25/2005	380,707	379,124
2.684% due 05/25/2005	268,600	267,480
2.627% due 06/01/2005	107,600	107,060
2.645% due 06/01/2005	51,600	51,341
2.694% due 06/01/2005	190,300	189,345
2.711% due 06/01/2005	29,223	29,076
2.732% due 06/01/2005	465,218	462,883
2.640% due 06/02/2005	186,300	185,348
2.658% due 06/06/2005	239,600	238,294
2.660% due 06/06/2005	241,900	240,582
2.525% due 06/08/2005	500,000	497,185
2.604% due 06/08/2005	507,700	504,842
2.726% due 06/08/2005	725,500	721,415
2.651% due 06/13/2005	18,047	17,937
2.657% due 06/13/2005	161,400	160,420
2.663% due 06/13/2005	8,150	8,101
2.664% due 06/13/2005	13,400	13,319
2.674% due 06/13/2005	30,600	30,414
2.675% due 06/13/2005	320,700	318,753
2.683% due 06/13/2005	37,800	37,571
2.707% due 06/14/2005	28,700	28,523
2.710% due 06/14/2005	10,900	10,833
2.730% due 06/16/2005	249,100	247,523
2.950% due 06/22/2005	2,000	1,986
2.875% due 06/27/2005	6,700	6,651
2.960% due 06/29/2005	5,900	5,856
2.785% due 07/13/2005	529,055	524,410
2.790% due 07/20/2005	8,477	8,397
3.010% due 08/01/2005	311,400	308,112
3.030% due 08/03/2005	2,365	2,340
2.990% due 08/08/2005	4,100	4,054
Federal Home Loan Bank
2.467% due 04/08/2005	352,500	352,331
2.640% due 04/12/2005	1,480	1,479
2.505% due 04/13/2005	62,200	62,148
2.615% due 04/13/2005	445,485	445,084
2.515% due 04/15/2005	49,148	49,096
2.536% due 04/20/2005	17,150	17,126
2.547% due 04/22/2005	8,300	8,287
2.548% due 04/22/2005	167,400	167,151
2.550% due 04/27/2005	106,700	106,502
2.567% due 04/27/2005	188,700	188,330
2.565% due 04/29/2005	1,100	1,098
2.710% due 05/11/2005	10,700	10,668
2.805% due 05/20/2005	59,085	58,859
2.800% due 06/08/2005	134,040	133,285
2.838% due 06/10/2005	58,100	57,763
2.840% due 06/10/2005	3,625	3,604
Ford Motor Credit Co.
2.470% due 04/04/2005	65,500	65,487
2.480% due 04/04/2005	65,500	65,486
3.400% due 08/26/2005	287,900	284,157
Fortis Funding LLC
2.780% due 04/07/2005	50,000	49,977
2.500% due 04/22/2005	237,100	236,754
2.600% due 04/22/2005	10,000	9,985
2.610% due 04/27/2005	12,000	11,977
2.640% due 05/20/2005	49,300	49,123
Freddie Mac
2.376% due 04/01/2005	27,200	27,200
2.380% due 04/01/2005	393,800	393,800
2.385% due 04/04/2005	495,500	495,402
2.381% due 04/05/2005	11,500	11,497
2.396% due 04/05/2005	16,851	16,846
2.398% due 04/05/2005	300	300
2.401% due 04/05/2005	1,000	1,000
2.385% due 04/11/2005	478,800	478,483
2.390% due 04/12/2005	51,100	51,061
2.474% due 04/12/2005	35,500	35,473
2.405% due 04/15/2005	79,745	79,670
2.420% due 04/19/2005	90,060	89,951
2.483% due 04/19/2005	140,000	139,821
2.506% due 04/19/2005	8,891	8,879
2.510% due 04/19/2005	8,800	8,789
2.440% due 04/25/2005	53,675	53,588
2.544% due 04/26/2005	3,300	3,294
2.545% due 04/26/2005	2,000	1,996
2.555% due 04/26/2005	88,600	88,442
2.570% due 04/26/2005	85,000	84,848
2.600% due 05/03/2005	31,100	31,028
2.602% due 05/03/2005	975	973
2.720% due 05/04/2005	900	898
2.720% due 05/05/2005	775	773
2.530% due 05/10/2005	200	199
2.603% due 05/10/2005	25,200	25,128
2.619% due 05/10/2005	76,344	76,127
2.622% due 05/10/2005	254,762	254,035
2.643% due 05/17/2005	45,392	45,238
2.644% due 05/17/2005	85,100	84,809
2.655% due 05/17/2005	81,300	81,025
2.717% due 05/24/2005	8,800	8,765
2.719% due 05/24/2005	100,900	100,494
2.670% due 05/27/2005	20,200	20,116
2.772% due 05/31/2005	9,600	9,553
2.790% due 05/31/2005	142,231	141,528
2.815% due 06/07/2005	22,800	22,674
2.648% due 06/13/2005	466,600	463,768
2.662% due 06/13/2005	100,000	99,393
2.665% due 06/13/2005	84,600	84,086
2.670% due 06/13/2005	10,100	10,039
2.671% due 06/13/2005	25,533	25,378
2.579% due 06/14/2005	589,900	586,266
2.717% due 06/14/2005	12,500	12,423
2.666% due 06/15/2005	400	397
2.669% due 06/15/2005	29,900	29,713
2.670% due 06/15/2005	104,750	104,096
2.680% due 06/15/2005	11,900	11,826
2.683% due 06/15/2005	8,000	7,950
2.687% due 06/15/2005	305,100	303,196
2.710% due 06/17/2005	470,600	467,579
2.679% due 06/20/2005	2,600	2,583
2.690% due 06/20/2005	218,500	217,038
2.688% due 06/21/2005	1,000	993
2.689% due 06/21/2005	34,600	34,365
2.690% due 06/21/2005	40,100	39,828
2.970% due 06/28/2005	200	199
2.907% due 06/30/2005	43,300	42,971
2.913% due 06/30/2005	3,900	3,870
2.915% due 06/30/2005	67,100	66,591
2.920% due 06/30/2005	14,800	14,688
2.890% due 07/12/2005	21,725	21,536
2.835% due 07/26/2005	99,800	98,803
2.932% due 08/01/2005	111,800	110,619
2.939% due 08/01/2005	12,900	12,764
2.940% due 08/01/2005	214,800	212,532
2.943% due 08/01/2005	12,000	11,873
2.986% due 08/08/2005	49,304	48,750
3.000% due 08/08/2005	15,700	15,524
3.020% due 08/09/2005	18,200	17,994
General Electric Capital Corp.
2.540% due 04/12/2005	22,800	22,782
2.550% due 04/12/2005	4,500	4,496
2.660% due 04/28/2005	37,500	37,425
2.780% due 05/24/2005	13,600	13,544
2.840% due 06/01/2005	25,700	25,571
2.850% due 06/01/2005	300	298
2.970% due 06/20/2005	16,700	16,588
General Motors Acceptance Corp.
2.495% due 04/05/2005	85,400	85,376
2.535% due 04/05/2005	49,110	49,096
GlaxoSmithKline PLC
2.830% due 06/03/2005	200,000	198,962
HBOS Treasury Services PLC
2.480% due 04/05/2005	19,500	19,495
2.470% due 04/12/2005	5,500	5,496
2.555% due 04/13/2005	21,400	21,382
2.555% due 04/14/2005	100,000	99,908
2.590% due 04/19/2005	93,500	93,379
2.595% due 04/19/2005	100,000	99,870
2.600% due 04/20/2005	82,800	82,686
2.605% due 04/21/2005	80,500	80,383
2.615% due 04/25/2005	20,800	20,764
2.615% due 04/26/2005	78,000	77,858
2.620% due 04/26/2005	188,300	187,957
2.630% due 04/27/2005	148,300	148,018
2.650% due 04/28/2005	7,600	7,585
2.670% due 05/03/2005	159,700	159,321
2.680% due 05/09/2005	45,500	45,371
2.685% due 05/09/2005	133,130	132,753

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

	Principal Amount (000s)		Value (000s)
2.680% due 05/10/2005		$43,300	$43,174
2.695% due 05/10/2005		53,900	53,743
2.700% due 05/10/2005		90,100	89,836
2.705% due 05/11/2005		20,377	20,316
2.710% due 05/16/2005		44,500	44,349
2.715% due 05/17/2005		25,500	25,412
2.760% due 05/23/2005		97,800	97,410
2.780% due 05/23/2005		1,000	996
2.820% due 05/23/2005		11,060	11,015
2.810% due 05/24/2005		469	467
2.820% due 05/25/2005		23,450	23,351
2.830% due 05/31/2005		33,500	33,334
2.850% due 06/02/2005		143,600	142,866
2.855% due 06/03/2005		93,300	92,816
2.850% due 06/07/2005		1,500	1,492
2.870% due 06/07/2005		34,200	34,011
2.880% due 06/10/2005		74,800	74,366
2.950% due 06/16/2005		7,200	7,154
2.960% due 06/22/2005		158,100	157,014
ING U.S. Funding LLC
2.400% due 04/05/2005		900	900
2.600% due 04/07/2005		37,000	36,984
2.645% due 04/21/2005		2,249	2,246
2.580% due 05/10/2005		6,800	6,781
2.630% due 05/16/2005		23,100	23,024
2.660% due 05/23/2005		5,500	5,479
2.730% due 06/02/2005		3,100	3,084
2.740% due 06/07/2005		1,800	1,790
2.940% due 06/14/2005		13,900	13,814
2.940% due 06/16/2005		39,300	39,051
2.950% due 06/21/2005		1,100	1,093
2.960% due 06/21/2005		2,000	1,986
2.960% due 06/22/2005		3,900	3,873
KFW International Finance, Inc.
2.535% due 04/14/2005		29,400	29,373
2.450% due 04/18/2005		7,100	7,092
2.655% due 06/06/2005		18,405	18,305
2.800% due 07/05/2005		2,200	2,182
3.140% due 08/22/2005		40,700	40,187
3.140% due 08/23/2005		11,200	11,058
Kingdom of Netherlands
1.000% due 05/31/2005	EC	50,000	64,608
Lloyds TSB Bank PLC
2.420% due 04/11/2005		$106,400	106,328
2.765% due 04/29/2005		150,000	149,677
Nestle Capital Corp.
2.525% due 04/13/2005		5,200	5,196
2.730% due 05/18/2005		100,000	99,644
2.670% due 05/31/2005		41,200	40,996
Nordea North America, Inc.
2.450% due 04/04/2005		200	200
2.600% due 04/25/2005		11,300	11,280
2.660% due 05/03/2005		200,000	199,527
2.680% due 05/09/2005		11,900	11,866
2.650% due 05/19/2005		14,100	14,050
2.725% due 06/01/2005		76,600	76,215
2.840% due 06/03/2005		200,000	198,962
2.775% due 06/16/2005		23,700	23,550
2.820% due 06/20/2005		100,000	99,331
Oesterreichische
2.440% due 04/18/2005		1,000	999
2.720% due 06/01/2005		100,000	99,498
Pfizer, Inc.
2.390% due 04/01/2005		165,300	165,300
2.575% due 04/20/2005		40,400	40,345
2.500% due 05/02/2005		86,000	85,815
2.650% due 05/04/2005		70,100	69,930
2.690% due 05/11/2005		47,100	46,959
Procter & Gamble Co.
2.950% due 06/20/2005		3,645	3,621
2.960% due 06/20/2005		75,000	74,498
2.960% due 06/22/2005		125,000	124,141
Rabobank USA Financial Corp.
2.820% due 04/01/2005		141,700	141,700
2.420% due 04/11/2005		200,000	199,866
2.570% due 04/18/2005		88,000	87,893
2.600% due 04/25/2005		75,000	74,870
2.570% due 05/10/2005		23,400	23,335
2.630% due 05/20/2005		2,300	2,292
2.640% due 05/20/2005		19,000	18,932
2.720% due 06/01/2005		3,300	3,283
2.750% due 06/15/2005		81,700	81,190
2.760% due 06/16/2005		99,800	99,168
2.950% due 06/21/2005		800	795
2.730% due 06/30/2005		69,500	68,972
2.985% due 06/30/2005		90,000	89,317
Royal Bank of Canada PLC
2.630% due 04/29/2005		300,000	299,386
Royal Bank of Scotland PLC
2.610% due 04/12/2005		26,700	26,679
Shell Finance (UK) PLC
2.535% due 04/14/2005		50,300	50,254
2.570% due 05/03/2005		1,125	1,122
2.630% due 05/05/2005		2,300	2,294
2.665% due 05/05/2005		3,700	3,691
2.550% due 05/10/2005		6,400	6,382
2.705% due 06/01/2005		6,900	6,865
Skandinaviska Enskilda Banken AB (SEB)
2.460% due 04/01/2005		30,400	30,400
2.530% due 04/11/2005		2,000	1,999
2.550% due 04/13/2005		100,000	99,915
2.620% due 04/15/2005		50,000	49,949
2.780% due 04/22/2005		13,000	12,979
2.680% due 05/03/2005		21,400	21,349
2.600% due 05/10/2005		2,200	2,194
2.760% due 05/17/2005		39,200	39,062
2.760% due 05/18/2005		53,500	53,307
2.665% due 05/23/2005		5,900	5,877
2.700% due 05/27/2005		11,700	11,651
2.880% due 06/09/2005		24,700	24,559
2.790% due 06/16/2005		200,000	198,734
2.950% due 06/16/2005		12,100	12,023
2.970% due 06/21/2005		900	894
2.850% due 06/24/2005		18,600	18,469
Spintab AB
2.500% due 04/04/2005		124,600	124,574
2.530% due 04/05/2005		100,000	99,972
2.540% due 04/11/2005		100,000	99,929
2.620% due 04/26/2005		14,900	14,873
2.780% due 05/23/2005		8,800	8,765
2.690% due 05/25/2005		28,000	27,887
2.700% due 05/26/2005		93,600	93,214
2.750% due 06/01/2005		16,600	16,517
2.750% due 06/02/2005		100,000	99,489
2.750% due 06/03/2005		10,500	10,445
2.920% due 07/22/2005		50,000	49,519
Stadshypotek Delaware, Inc.
2.600% due 04/11/2005		47,300	47,266
2.780% due 05/23/2005		200,000	199,197
2.855% due 06/07/2005		79,000	78,562
Statens Bostadsfin Bank
2.800% due 05/03/2005		49,300	49,177
2.750% due 05/06/2005		3,000	2,992
2.750% due 05/09/2005		13,800	13,760
2.750% due 05/11/2005		2,750	2,742
2.800% due 05/31/2005		50,000	49,753
2.875% due 06/10/2005		50,600	50,307
Svenska Handelsbanken, Inc.
2.485% due 04/04/2005		199,600	199,559
2.645% due 04/25/2005		200	200
2.650% due 04/25/2005		62,300	62,190
2.605% due 04/26/2005		72,100	71,970
2.670% due 05/03/2005		47,100	46,988
2.990% due 06/30/2005		160,000	158,786
Swedbank, Inc.
2.420% due 04/07/2005		4,200	4,198
2.590% due 04/20/2005		45,400	45,338
2.490% due 04/21/2005		154,800	154,586
2.650% due 05/18/2005		150,000	149,481
2.800% due 05/24/2005		16,100	16,034
2.800% due 05/25/2005		22,200	22,107
2.690% due 05/27/2005		5,800	5,776
2.710% due 05/31/2005		32,800	32,638
2.840% due 06/01/2005		33,300	33,133
2.785% due 06/15/2005		15,900	15,801
2.820% due 06/17/2005		15,700	15,599
2.980% due 06/29/2005		3,800	3,771
TotalFinaElf Capital S.A.
2.830% due 04/01/2005		258,100	258,100
Toyota Motor Credit Corp.
2.570% due 04/04/2005		50,000	49,989
2.600% due 04/11/2005		18,600	18,587
2.810% due 05/26/2005		50,000	49,785
2.980% due 06/29/2005		25,200	25,011
2.970% due 06/30/2005		50,000	49,620
2.920% due 07/11/2005		20,000	19,828
UBS Finance, Inc.
2.830% due 04/01/2005		246,000	246,000
2.470% due 04/14/2005		47,400	47,358
2.495% due 04/25/2005		3,000	2,995
2.775% due 04/25/2005		34,000	33,937
2.780% due 04/25/2005		38,600	38,528
2.510% due 04/27/2005		17,800	17,768
2.780% due 04/28/2005		23,300	23,251
2.785% due 04/28/2005		58,700	58,577
2.530% due 05/03/2005		3,600	3,592
2.680% due 05/03/2005		1,800	1,796
2.560% due 05/05/2005		20,900	20,849
2.565% due 05/06/2005		34,900	34,813
2.640% due 05/18/2005		51,000	50,824
2.645% due 05/19/2005		240,900	240,050
2.670% due 05/25/2005		50,600	50,397
2.820% due 05/25/2005		200	199
2.665% due 05/26/2005		191,600	190,820
2.675% due 05/26/2005		71,700	71,407
2.725% due 06/01/2005		61,800	61,490
2.730% due 06/02/2005		66,200	65,862
2.730% due 06/03/2005		58,700	58,395
2.740% due 06/06/2005		26,700	26,554
2.745% due 06/10/2005		167,300	166,330
2.765% due 06/14/2005		32,200	32,002
2.770% due 06/14/2005		59,900	59,531
2.785% due 06/15/2005		119,100	118,357
2.790% due 06/15/2005		46,400	46,110
2.810% due 06/15/2005		36,600	36,372
2.835% due 06/22/2005		93,900	93,255
2.975% due 07/14/2005		13,100	12,984
3.020% due 07/22/2005		65,800	65,167
Unicredit Delaware, Inc.
2.510% due 04/06/2005		13,800	13,795
2.685% due 05/10/2005		50,000	49,855
2.840% due 06/02/2005		50,000	49,744
2.860% due 06/08/2005		60,000	59,662
2.940% due 06/14/2005		50,300	49,990
Veolia Environnement
1.000% due 06/02/2005		200,000	258,355
Westpac Capital Corp.
2.405% due 04/04/2005		13,500	13,497
2.440% due 04/04/2005		5,300	5,299
2.450% due 04/04/2005		20,285	20,281
2.460% due 04/11/2005		6,000	5,996
2.545% due 04/12/2005		145,600	145,487
2.570% due 04/18/2005		37,400	37,355
2.600% due 04/21/2005		121,300	121,125
2.630% due 04/21/2005		69,400	69,299
2.610% due 04/25/2005		11,300	11,280

	Principal Amount (000s)	Value (000s)
2.625% due 04/25/2005	$6,800	$6,788
2.655% due 05/12/2005	1,700	1,695
2.660% due 05/12/2005	96,400	96,108
2.700% due 05/16/2005	500	498
2.710% due 05/16/2005	98,000	97,668
2.765% due 05/17/2005	6,975	6,950
2.850% due 06/02/2005	150,100	149,333
2.850% due 06/03/2005	106,700	106,146
2.860% due 06/07/2005	6,100	6,066
2.860% due 06/08/2005	55,900	55,585
2.750% due 06/09/2005	97,200	96,644
2.760% due 06/09/2005	40,800	40,567
2.940% due 06/17/2005	132,700	131,848
2.950% due 06/17/2005	138,500	137,611
3.050% due 07/22/2005	84,500	83,687

		39,174,682

Repurchase Agreements 4.1%

State Street Bank
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.625% due 04/15/2005 valued at $4,053; U.S. Treasury Bonds 6.875%-10.375% due 11/15/2012-08/15/2025 valued at $46,886; U.S. Treasury Bills 2.624% due 04/21/2005 valued at $18,912; and U.S. Treasury Notes 2.625%-5.625% due 12/31/2006-01/15/2010 valued at $231,034. Repurchase proceeds are $295,000.)		294,980	294,980
UBS Warburg LLC
2.400% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.000%-3.000% due 07/15/2012-07/15/2014 valued at $49,831, U.S. Treasury Bills 2.930% due 09/22/2005 valued at $49,289, and U.S. Treasury Notes 2.000% due 08/31/2005 valued at $149,620. Repurchase proceeds are $242,616.)		242,600	242,600
2.510% due 04/01/2005 (Dated 03/31/2005. Collateralized by Treasury Inflation Protected Securities 2.375% due 01/15/2025 valued at $776,861 and U.S. Treasury Strips 0.000% due 05/15/2021-02/15/2025 valued at $2,094,326. Repurchase proceeds are $2,805,196.)		2,805,000	2,805,000

			3,342,580

French Treasury Bills 1.1%

1.005% due 05/26/2005-09/01/2005 (f)	EC	707,200	911,954

German Treasury Bills 1.3%

1.245% due 05/11/2005-07/13/2005 (f)		840,000	1,084,084

U.S. Treasury Bills 2.4%

2.572% due 04/07/2005-09/01/2005 (f)(h)(l)		$1,950,335	1,940,783

Total Short-Term Instruments (Cost $52,218,414)			52,197,985

Total Investments (g) 123.4% (Cost $100,145,960)			$100,441,852

Written Options (k) (0.0%) (Premiums $61,651)			(44,603)

Other Assets and Liabilities (Net) (23.4%)			(19,003,966)

Net Assets 100.0%			$81,393,283

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security.
(b)	Security is in default.
(c)	Principal only security.
(d)	All or a portion of this security, is an interest only security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	As of March 31, 2005, portfolio securities with an aggregate market value of $777,485 were valued with reference to securities whose prices are more readily obtainable.
(h)	Securities with an aggregate market value of $71,531 have been pledged as collateral for swap and swaption contracts at March 31, 2005.
(i)	Securities with an aggregate market value of $563,890 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Long Futures	03/2006	1,821	$57
Eurodollar June Long Futures	06/2005	68,559	(100,024)
Eurodollar September Long Futures	09/2005	70,338	(111,265)
Eurodollar December Long Futures	12/2005	67,218	(112,551)
Euribor Written Put Options Strike @ 97.750	06/2005	10,946	3,148
Euro-Bobl 5-Year Note Short Futures	06/2005	13,707	(10,438)
Government of Japan 10-Year Note Long Futures	06/2005	880	13,574
U.S. Treasury 10-Year Note Long Futures	06/2005	113,760	(81,364)
U.S. Treasury 30-Year Bond Long Futures	06/2005	5,937	7,178
United Kingdom 90-Day LIBOR Written Put Options Strike @ 94.250	06/2005	6,432	2,708

			$(388,977)

(j)	Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-month BP-LIBOR	Receive	5.000%	06/16/2011	BP	442,880	$(4,601)
J.P. Morgan Chase & Co.	6-month BP-LIBOR	Receive	5.000%	03/15/2032		104,800	(1,724)
UBS Warburg LLC	6-month BP-LIBOR	Receive	5.000%	03/15/2032		96,900	(2,484)
Bank of America	3-month Canadian Bank Bill	Pay	6.000%	12/16/2019	C$	78,100	(40)
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	03/15/2032	EC	211,200	21,858
J.P. Morgan Chase & Co.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		180,000	17,711
Merrill Lynch & Co., Inc.	6-month EC-LIBOR	Pay	6.000%	06/18/2034		93,200	6,822
UBS Warburg LLC	6-month EC-LIBOR	Pay	6.000%	03/15/2032		59,900	5,202
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012	JY	14,580,300	(5,250)
Goldman Sachs & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		7,450,000	(3,892)
Morgan Stanley Dean Witter & Co.	6-month JY-LIBOR	Receive	2.000%	06/15/2012		37,080,000	(16,632)
UBS Warburg LLC	6-month JY-LIBOR	Receive	2.000%	06/15/2012		53,310,000	(27,455)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		$840,200	21,386
Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		506,000	13,088
Morgan Stanley Dean Witter & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2015		213,600	4,210

							$28,199

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2005

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010	$50,000	$(360)
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010	50,000	(77)
Barclays Bank PLC	United Mexican States 7.500%, due 04/08/2033	Sell	0.650%	05/20/2005	10,100	30
Bear Stearns & Co., Inc.	United Mexican States 11.500% due 05/15/2026	Sell	0.730%	06/20/2005	9,000	30
Citibank N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	1.650%	05/30/2005	5,670	43
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.950%	06/20/2006	15,000	0
HSBC Bank USA	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.670%	06/20/2007	30,000	0
J.P. Morgan Chase & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.980%	08/04/2005	1,400	4
J.P. Morgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.500%	06/20/2006	19,000	9
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.050%	07/17/2005	37,800	140
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/28/2005	9,700	32
Lehman Brothers, Inc.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.970%	07/31/2005	2,100	7
Lehman Brothers, Inc.	Ford Motor Co. 7.000% due 10/01/2013	Sell	1.150%	06/20/2006	4,000	1
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.200%	06/20/2007	6,000	4
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	(83)
Lehman Brothers, Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	(149)
Morgan Stanley Dean Witter & Co.	United Mexican States, 11.500% due 05/15/2026	Sell	0.625%	05/20/2005	30,700	88
Morgan Stanley Dean Witter & Co.	Republic of Panama 9.375% due 04/01/2029	Sell	1.800%	06/20/2005	10,100	80
Morgan Stanley Dean Witter & Co.	Russian Federation, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.000%	07/20/2005	7,700	26
Morgan Stanley Dean Witter & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.900%	06/20/2006	13,000	0
Morgan Stanley Dean Witter & Co.	Freddie Mac 5.750% due 04/15/2008	Sell	0.215%	02/26/2007	103,300	282
UBS Warburg LLC	Republic of Peru 9.875% due 02/06/2015	Sell	2.250%	06/20/2005	5,000	50
Wachovia Bank N.A.	Ford Motor Co. 7.250% due 10/25/2011	Sell	1.200%	06/20/2006	3,000	0

						$157

(k)	Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Bond June Futures	$118.000	05/20/2005	723	$438	$22
Call - CBOT U.S. Treasury Bond June Futures	116.000	05/20/2005	12,183	9,864	1,523
Call - CBOT U.S. Treasury Note June Futures	114.000	05/20/2005	12,000	4,848	187
Call - CBOT U.S. Treasury Note June Futures	113.000	05/20/2005	20,460	5,450	639
Call - CBOT U.S. Treasury Note June Futures	112.000	05/20/2005	1,629	465	127
Put - CBOT U.S. Treasury Bond June Futures	108.000	05/20/2005	36,499	15,896	13,117
Put - CBOT U.S. Treasury Bond June Futures	111.000	05/20/2005	14,968	14,251	18,009
Put - CBOT U.S. Treasury Note June Futures	108.000	05/20/2005	24,817	9,127	10,082
Put - CBOT U.S. Treasury Note June Futures	107.000	05/20/2005	4,400	1,260	894

				$61,599	$44,600

Name of Issuer	Counterparty	Exercise Rate		Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	4.000	%**	09/23/2005	$700	$20	$1
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	6.000	%*	09/23/2005	700	13	1
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	4.000	%**	10/31/2005	500	14	1
Put - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	7.000	%*	10/31/2005	500	5	0

						$52	$3

*	The Fund will pay a floating rate based on 3-month USD-LIBOR.
**	The Fund will receive a floating rate based on 3-month USD-LIBOR.

(l)	Restricted securities as of March 31, 2005:

Issuer Description	Coupon (%)	Maturity	Acquisition Date	Cost as of March 31, 2005	Market Value as of March 31, 2005	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	3.844	08/01/2021	07/21/1992	$1,193	$1,137	0.00%
First Interstate Bancorp	8.875	01/01/2009	01/04/1999	22	20	0.00%
First Interstate Bancorp	9.125	01/01/2009	01/04/1990	1	1	0.00%
Goldman Sachs Mortgage Corp.	6.000	12/31/2007	06/24/1993	3,871	3,848	0.00%
Mazda Manufacturing Corp.	10.500	07/01/2008	03/31/1992	1,575	1,463	0.00%
United Airlines, Inc.	6.932	09/01/2011	12/28/2001	10,500	4,587	0.01%
Sprint Capital Corp.	6.000	01/15/2017	02/28/2002	37,401	38,534	0.05%
Sprint Capital Corp.	7.125	01/30/2006	05/28/2002	13,679	13,790	0.02%

				$68,242	$63,380	0.08%

(m)	Short sales open at March 31, 2005 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.750	05/15/2014	$777,350	$792,169	$797,441

(n)	Forward foreign currency contracts outstanding at March 31, 2005:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	23,066	04/2005	$573	$0	$573
Buy	BR	49,291	04/2005	720	0	720
Buy		97,849	05/2005	0	(597)	(597)
Buy		52,135	06/2005	415	0	415
Buy		764,072	09/2005	25	(1,083)	(1,058)
Sell	C$	126,249	04/2005	22	(181)	(159)
Buy	CP	21,112,486	05/2005	0	(784)	(784)
Buy		10,514,447	06/2005	128	0	128
Buy		3,708,679	08/2005	0	(47)	(47)
Buy	EC	1,335,738	04/2005	130	(1,063)	(933)
Sell		4,039,102	04/2005	122,389	(139)	122,250
Sell		400,000	05/2005	184	(2,246)	(2,062)
Sell		1,219,200	06/2005	904	0	904
Buy	H$	120,038	04/2005	0	(69)	(69)
Buy	JY	110,795,832	04/2005	76	(26,725)	(26,649)
Sell		114,108,206	04/2005	0	(1,372)	(1,372)
Buy	KW	17,895,190	04/2005	291	0	291
Buy		37,275,417	05/2005	571	0	571
Buy		20,420,000	06/2005	0	(296)	(296)
Buy	MP	377,863	05/2005	139	(77)	62
Buy		193,988	06/2005	105	0	105
Sell	N$	56,083	04/2005	1,350	0	1,350
Buy	PN	110,577	05/2005	50	0	50
Buy		61,688	06/2005	0	(16)	(16)
Buy	PZ	115,992	05/2005	0	(822)	(822)
Buy		59,718	06/2005	0	(318)	(318)
Buy	RP	756,078	05/2005	0	(117)	(117)
Buy		1,191,511	06/2005	0	(237)	(237)
Buy	RR	443,667	04/2005	146	0	146
Buy		921,167	05/2005	49	0	49
Buy		527,623	06/2005	0	(244)	(244)
Buy	S$	26,024	04/2005	0	(198)	(198)
Buy		54,711	05/2005	0	(261)	(261)
Buy		29,496	06/2005	0	(305)	(305)
Buy	SR	102,972	05/2005	0	(140)	(140)
Buy	SV	1,036,483	05/2005	0	(797)	(797)
Buy		592,769	06/2005	0	(382)	(382)
Buy	T$	1,079,657	05/2005	13	(21)	(8)
Buy		575,038	06/2005	0	(736)	(736)

				$128,280	$(39,273)	$89,007

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to PIMCO Funds is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99. CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	June 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	June 8, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	June 8, 2005